Quarterly Report
March 31, 2021
SPDR® Series Trust
Equity Funds
Fixed Income Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 99.6%
Acadia Realty Trust REIT	154,980	$2,939,971
Agree Realty Corp. REIT	112,312	7,559,721
Alexandria Real Estate Equities, Inc. REIT	223,612	36,739,452
American Assets Trust, Inc. REIT	87,734	2,846,091
American Campus Communities, Inc. REIT	241,323	10,417,914
American Homes 4 Rent Class A REIT	471,385	15,715,976
Americold Realty Trust REIT	442,794	17,034,285
Apartment Income REIT Corp.	261,109	11,165,021
Apartment Investment & Management Co. Class A REIT (a)	269,409	1,654,171
Apple Hospitality REIT, Inc.	363,523	5,296,530
AvalonBay Communities, Inc. REIT	245,416	45,281,706
Boston Properties, Inc. REIT	248,871	25,200,677
Brandywine Realty Trust REIT	298,513	3,853,803
Brixmor Property Group, Inc. REIT	520,418	10,528,056
Camden Property Trust REIT	171,222	18,819,010
CareTrust REIT, Inc.	171,258	3,987,743
Centerspace REIT	23,272	1,582,496
Chatham Lodging Trust REIT (b)	84,107	1,106,848
City Office REIT, Inc.	76,427	811,655
Columbia Property Trust, Inc. REIT	205,092	3,507,073
Community Healthcare Trust, Inc. REIT	38,756	1,787,427
Corporate Office Properties Trust REIT	199,641	5,256,548
Cousins Properties, Inc. REIT	260,540	9,210,089
CubeSmart REIT	350,329	13,252,946
DiamondRock Hospitality Co. REIT (b)	370,760	3,818,828
Digital Realty Trust, Inc. REIT (a)	494,355	69,624,958
Diversified Healthcare Trust REIT	415,470	1,985,947
Douglas Emmett, Inc. REIT	289,210	9,081,194
Duke Realty Corp. REIT	657,587	27,572,623
Easterly Government Properties, Inc. REIT	144,380	2,992,997
EastGroup Properties, Inc. REIT	69,567	9,967,560
Empire State Realty Trust, Inc. Class A REIT (a)	251,572	2,799,996
EPR Properties REIT	130,989	6,102,778
Equity Commonwealth REIT	213,143	5,925,375
Equity LifeStyle Properties, Inc. REIT	297,452	18,929,845
Equity Residential REIT	603,050	43,196,471
Security Description	Shares	Value
Essential Properties Realty Trust, Inc. REIT	187,508	$4,280,808
Essex Property Trust, Inc. REIT	114,113	31,020,478
Extra Space Storage, Inc. REIT	232,222	30,781,026
Federal Realty Investment Trust REIT	122,834	12,461,509
First Industrial Realty Trust, Inc. REIT	226,462	10,369,695
Four Corners Property Trust, Inc. REIT	134,423	3,683,190
Franklin Street Properties Corp. REIT	170,743	930,549
Getty Realty Corp. REIT	63,889	1,809,336
Global Net Lease, Inc. REIT	160,710	2,902,423
Healthcare Realty Trust, Inc. REIT	246,248	7,466,239
Healthcare Trust of America, Inc. Class A REIT	383,651	10,581,095
Healthpeak Properties, Inc. REIT	947,649	30,078,379
Hersha Hospitality Trust REIT (b)	64,518	680,665
Highwoods Properties, Inc. REIT	182,125	7,820,447
Host Hotels & Resorts, Inc. REIT (b)	1,237,786	20,856,694
Hudson Pacific Properties, Inc. REIT	264,603	7,178,679
Independence Realty Trust, Inc. REIT	180,269	2,740,089
Industrial Logistics Properties Trust REIT	117,394	2,715,323
Innovative Industrial Properties, Inc. REIT (a)	42,314	7,623,290
Invitation Homes, Inc. REIT	997,798	31,919,558
JBG SMITH Properties REIT	193,707	6,157,946
Kilroy Realty Corp. REIT	185,743	12,190,313
Kimco Realty Corp. REIT	758,594	14,223,637
Kite Realty Group Trust REIT	151,281	2,918,210
Lexington Realty Trust REIT	492,787	5,474,864
Life Storage, Inc. REIT	132,318	11,372,732
LTC Properties, Inc. REIT	70,451	2,939,216
Macerich Co. REIT (a)	201,150	2,353,455
Mack-Cali Realty Corp. REIT	152,276	2,357,232
Mid-America Apartment Communities, Inc. REIT	201,228	29,049,274
Monmouth Real Estate Investment Corp. REIT	175,762	3,109,230
National Health Investors, Inc. REIT	79,582	5,752,187
National Retail Properties, Inc. REIT	307,420	13,547,999
National Storage Affiliates Trust REIT	113,255	4,522,272
NexPoint Residential Trust, Inc. REIT	39,817	1,835,166
Office Properties Income Trust REIT	84,334	2,320,872

See accompanying notes to schedule of investments.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Omega Healthcare Investors, Inc. REIT	407,981	$14,944,344
Paramount Group, Inc. REIT	290,817	2,945,976
Park Hotels & Resorts, Inc. REIT (b)	414,416	8,943,097
Pebblebrook Hotel Trust REIT	233,041	5,660,566
Piedmont Office Realty Trust, Inc. Class A REIT	216,896	3,767,484
Prologis, Inc. REIT	1,300,451	137,847,806
PS Business Parks, Inc. REIT	35,179	5,437,970
Public Storage REIT	267,429	65,990,780
QTS Realty Trust, Inc. Class A REIT	113,015	7,011,451
Realty Income Corp. REIT	656,754	41,703,879
Regency Centers Corp. REIT	277,089	15,713,717
Retail Opportunity Investments Corp. REIT	206,518	3,277,441
Retail Properties of America, Inc. Class A REIT	375,608	3,936,372
Rexford Industrial Realty, Inc. REIT	230,476	11,615,990
RLJ Lodging Trust REIT	288,847	4,471,352
RPT Realty REIT	144,291	1,646,360
Ryman Hospitality Properties, Inc. REIT	96,398	7,471,809
Seritage Growth Properties Class A REIT (b)	65,931	1,209,834
Service Properties Trust REIT	288,336	3,419,665
Simon Property Group, Inc. REIT	577,727	65,728,001
SITE Centers Corp. REIT	297,799	4,038,154
SL Green Realty Corp. REIT (a)	121,600	8,510,784
Spirit Realty Capital, Inc. REIT	201,370	8,558,225
STAG Industrial, Inc. REIT	277,756	9,335,379
STORE Capital Corp. REIT	421,679	14,126,246
Summit Hotel Properties, Inc. REIT (b)	189,121	1,921,469
Sun Communities, Inc. REIT	195,943	29,399,288
Sunstone Hotel Investors, Inc. REIT (b)	383,936	4,783,843
Tanger Factory Outlet Centers, Inc. REIT (a)	167,339	2,531,839
Terreno Realty Corp. REIT	120,279	6,948,518
UDR, Inc. REIT	520,926	22,847,814
Universal Health Realty Income Trust REIT	23,032	1,561,109
Urban Edge Properties REIT	197,326	3,259,826
Security Description	Shares	Value
Ventas, Inc. REIT	659,062	$35,154,367
VEREIT, Inc.	401,830	15,518,675
Vornado Realty Trust REIT	275,221	12,492,281
Washington Prime Group, Inc. REIT (a)	37,285	83,146
Washington Real Estate Investment Trust	147,525	3,260,303
Weingarten Realty Investors REIT	210,330	5,659,980
Welltower, Inc. REIT (a)	734,066	52,581,148
WP Carey, Inc. REIT	307,812	21,780,777
Xenia Hotels & Resorts, Inc. REIT (b)	199,050	3,881,475
TOTAL COMMON STOCKS (Cost $1,531,534,931)		1,486,556,398
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	2,172,016	2,172,667
State Street Navigator Securities Lending Portfolio II (e) (f)	39,328,606	39,328,606
TOTAL SHORT-TERM INVESTMENTS (Cost $41,501,273)		41,501,273
TOTAL INVESTMENTS — 102.4% (Cost $1,573,036,204)		1,528,057,671
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(36,083,534)
NET ASSETS — 100.0%		$1,491,974,137
(a)	All or a portion of the shares of the security are on loan at March 31, 2021.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,486,556,398	$—	$—	$1,486,556,398
Short-Term Investments	41,501,273	—	—	41,501,273
TOTAL INVESTMENTS	$1,528,057,671	$—	$—	$1,528,057,671
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,097,975	$4,099,614	$72,155,621	$74,081,573	$(995)	$—	2,172,016	$2,172,667	$1,235
State Street Navigator Securities Lending Portfolio II	9,665,286	9,665,286	173,814,927	144,151,607	—	—	39,328,606	39,328,606	150,832
Total		$13,764,900	$245,970,548	$218,233,180	$(995)	$—		$41,501,273	$152,067
See accompanying notes to schedule of investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 2.1%
Arista Networks, Inc. (a)	12,799	$3,863,890
Infinera Corp. (a) (b)	376,659	3,627,226
		7,491,116
CONSUMER FINANCE — 0.8%
LendingTree, Inc. (a) (b)	12,965	2,761,545
ENTERTAINMENT — 12.1%
Bilibili, Inc. ADR (a) (b)	46,752	5,005,269
DouYu International Holdings, Ltd. ADR (a)	302,997	3,154,199
Glu Mobile, Inc. (a)	387,764	4,839,295
Gravity Co., Ltd. ADR (a)	19,878	2,285,970
HUYA, Inc. ADR (a) (b)	174,293	3,395,228
iQIYI, Inc. ADR (a) (b)	157,288	2,614,126
Netflix, Inc. (a)	7,086	3,696,483
Roku, Inc. (a)	10,703	3,486,716
Sea, Ltd. ADR (a)	18,312	4,087,788
Spotify Technology SA (a)	10,384	2,782,393
Tencent Music Entertainment Group ADR (a)	189,487	3,882,588
Zynga, Inc. Class A (a)	408,238	4,168,110
		43,398,165
HEALTH CARE TECHNOLOGY — 3.0%
GoodRx Holdings, Inc. Class A (a) (b)	83,179	3,245,645
Health Catalyst, Inc. (a) (b)	88,935	4,159,490
Veeva Systems, Inc. Class A (a)	13,384	3,496,436
		10,901,571
INTERACTIVE MEDIA & SERVICES — 18.0%
Alphabet, Inc. Class A (a)	1,998	4,120,915
Angi, Inc. Class A (a)	298,141	3,875,833
Autohome, Inc. ADR	35,939	3,352,031
Cargurus, Inc. (a)	124,780	2,973,507
EverQuote, Inc. Class A (a)	105,184	3,817,127
Facebook, Inc. Class A (a)	12,979	3,822,705
JOYY, Inc. ADR	41,798	3,917,727
Momo, Inc. ADR	272,724	4,019,952
Pinterest, Inc. Class A (a)	49,932	3,696,466
Snap, Inc. Class A (a)	66,524	3,478,540
So-Young International, Inc. ADR (a)	308,562	3,045,507
Twitter, Inc. (a)	69,014	4,391,361
Weibo Corp. ADR (a) (b)	89,529	4,517,633
Yandex NV Class A (a)	50,507	3,235,478
Yelp, Inc. (a)	121,160	4,725,240
Zillow Group, Inc. Class C (a) (b)	28,069	3,638,865
ZoomInfo Technologies, Inc. Class A (a)	84,906	4,151,903
		64,780,790
INTERNET & DIRECT MARKETING RETAIL — 2.9%
Fiverr International, Ltd. (a)	17,576	3,817,156
Security Description	Shares	Value
Quotient Technology, Inc. (a)	409,652	$6,693,713
		10,510,869
IT SERVICES — 6.4%
Kingsoft Cloud Holdings, Ltd. ADR (a)	75,308	2,961,111
Okta, Inc. (a)	14,007	3,087,563
Shopify, Inc. Class A (a)	3,395	3,756,567
Snowflake, Inc. Class A (a)	10,040	2,301,971
Square, Inc. Class A (a)	16,362	3,714,992
Twilio, Inc. Class A (a)	10,338	3,522,777
Wix.com, Ltd. (a)	13,249	3,699,386
		23,044,367
MEDIA — 0.9%
Liberty Broadband Corp. Class C (a)	22,002	3,303,600
PROFESSIONAL SERVICES — 0.9%
51job, Inc. ADR (a)	49,856	3,120,986
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.2%
ACM Research, Inc. Class A (a)	49,289	3,982,058
Cohu, Inc. (a)	95,682	4,003,335
SolarEdge Technologies, Inc. (a)	12,179	3,500,732
Universal Display Corp.	15,274	3,616,425
		15,102,550
SOFTWARE — 47.6%
2U, Inc. (a) (b)	105,127	4,019,005
Agora, Inc. ADR (a) (b)	74,636	3,751,952
Alteryx, Inc. Class A (a)	30,124	2,499,087
Anaplan, Inc. (a)	50,604	2,725,025
Appfolio, Inc. Class A (a) (b)	21,045	2,975,973
Appian Corp. (a) (b)	23,229	3,088,296
Asana, Inc. Class A (a) (b)	124,862	3,568,556
Atlassian Corp. PLC Class A (a)	15,253	3,214,722
Avalara, Inc. (a)	21,447	2,861,673
Bill.Com Holdings, Inc. (a)	24,683	3,591,377
Blackline, Inc. (a)	28,028	3,038,235
Check Point Software Technologies, Ltd. (a)	29,484	3,301,324
Cloudera, Inc. (a)	290,136	3,530,955
Coupa Software, Inc. (a)	11,101	2,824,982
Crowdstrike Holdings, Inc. Class A (a) (b)	20,172	3,681,592
CyberArk Software, Ltd. (a)	32,097	4,151,426
Datadog, Inc. Class A (a)	35,817	2,984,989
Digital Turbine, Inc. (a)	81,508	6,549,983
DocuSign, Inc. (a)	15,690	3,176,441
Dropbox, Inc. Class A (a)	157,729	4,205,055
Elastic NV (a)	25,136	2,795,123
Everbridge, Inc. (a)	27,363	3,315,848
FireEye, Inc. (a)	256,525	5,020,194
J2 Global, Inc. (a)	35,307	4,231,897
JFrog, Ltd. (a)	51,856	2,300,851
Mimecast, Ltd. (a)	73,997	2,975,419
Mitek Systems, Inc. (a)	249,461	3,637,141

See accompanying notes to schedule of investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Pagerduty, Inc. (a) (b)	82,084	$3,302,239
Paycom Software, Inc. (a)	8,397	3,107,394
Proofpoint, Inc. (a)	30,081	3,783,889
Qualys, Inc. (a)	37,297	3,907,980
Rapid7, Inc. (a)	48,941	3,651,488
RealPage, Inc. (a)	52,172	4,549,398
Slack Technologies, Inc. Class A (a)	83,936	3,410,320
Smartsheet, Inc. Class A (a)	49,347	3,154,260
Splunk, Inc. (a)	22,848	3,095,447
SS&C Technologies Holdings, Inc.	49,599	3,465,482
Sumo Logic, Inc. (a)	132,668	2,502,118
Talend SA ADR (a) (b)	90,961	5,788,758
Tenable Holdings, Inc. (a)	94,901	3,433,993
Teradata Corp. (a)	153,153	5,902,517
Trade Desk, Inc. Class A (a)	3,788	2,468,488
Upland Software, Inc. (a)	81,480	3,845,041
Varonis Systems, Inc. (a)	78,811	4,046,157
Workday, Inc. Class A (a)	16,216	4,028,541
Yext, Inc. (a) (b)	234,901	3,401,367
Zoom Video Communications, Inc. Class A (a)	8,962	2,879,401
Zscaler, Inc. (a)	19,537	3,353,917
		171,095,316
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.0%
Pure Storage, Inc. Class A (a)	164,162	3,536,050
TOTAL COMMON STOCKS (Cost $343,456,919)		359,046,925
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 10.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	290,985	$291,073
State Street Navigator Securities Lending Portfolio II (e) (f)	36,305,732	36,305,732
TOTAL SHORT-TERM INVESTMENTS (Cost $36,596,805)		36,596,805
TOTAL INVESTMENTS — 110.1% (Cost $380,053,724)		395,643,730
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.1)%		(36,446,149)
NET ASSETS — 100.0%		$359,197,581
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$359,046,925	$—	$—	$359,046,925
Short-Term Investments	36,596,805	—	—	36,596,805
TOTAL INVESTMENTS	$395,643,730	$—	$—	$395,643,730
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,495	$4,497	$3,946,578	$3,659,981	$(21)	$—	290,985	$291,073	$53
State Street Navigator Securities Lending Portfolio II	15,310,360	15,310,360	224,301,126	203,305,754	—	—	36,305,732	36,305,732	133,665
Total		$15,314,857	$228,247,704	$206,965,735	$(21)	$—		$36,596,805	$133,718
See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 2.2%
BHP Group, Ltd. (a)	17,815	$614,666
National Australia Bank, Ltd.	37,967	751,857
Rio Tinto PLC	7,535	576,980
		1,943,503
BELGIUM — 0.6%
Anheuser-Busch InBev SA	8,404	530,900
BRAZIL — 0.5%
Petroleo Brasileiro SA Preference Shares ADR	36,247	309,549
Petroleo Brasileiro SA Preference Shares	42,000	179,373
		488,922
CANADA — 1.4%
Nutrien, Ltd. (a)	11,912	641,638
Royal Bank of Canada	6,468	596,290
		1,237,928
CHINA — 3.6%
Alibaba Group Holding, Ltd. ADR (b)	1,761	399,272
China Construction Bank Corp. Class H	693,288	583,206
China Petroleum & Chemical Corp. Class H	1,084,147	577,323
Industrial & Commercial Bank of China, Ltd. Class H	855,110	613,743
PetroChina Co., Ltd. Class H	1,472,601	532,257
Tencent Holdings, Ltd.	7,206	565,398
		3,271,199
DENMARK — 0.7%
Vestas Wind Systems A/S	3,165	651,211
FINLAND — 0.6%
Sampo Oyj Class A	11,547	522,083
FRANCE — 6.0%
Air Liquide SA	2,867	469,383
BNP Paribas SA (b)	11,257	686,390
Carrefour SA	27,870	505,910
Cie de Saint-Gobain (b)	11,449	677,106
Engie SA (b)	34,543	491,443
LVMH Moet Hennessy Louis Vuitton SE	975	650,996
Societe Generale SA (b)	31,262	819,903
TOTAL SE	12,512	584,905
Vinci SA	5,253	539,347
		5,425,383
GERMANY — 4.5%
Allianz SE	2,187	557,901
BASF SE	7,309	608,534
Daimler AG	8,607	768,902
Deutsche Bank AG (b)	51,345	614,803
E.ON SE	40,457	471,877
Security Description	Shares	Value
SAP SE	2,958	$363,020
Siemens AG	3,753	617,526
		4,002,563
HONG KONG — 0.5%
CLP Holdings, Ltd.	49,327	479,029
INDIA — 1.2%
Infosys, Ltd. ADR	36,859	690,000
Reliance Industries, Ltd. GDR (c)	1,759	97,273
Reliance Industries, Ltd.	11,488	314,737
		1,102,010
ITALY — 1.3%
Assicurazioni Generali SpA (b)	31,194	625,459
UniCredit SpA (b)	49,720	526,682
		1,152,141
JAPAN — 10.2%
Bridgestone Corp.	14,427	584,261
Canon, Inc.	28,583	647,321
Honda Motor Co., Ltd.	19,005	570,838
Komatsu, Ltd.	21,347	660,501
Mitsubishi Corp. (a)	19,711	558,330
Mitsubishi UFJ Financial Group, Inc.	116,289	622,699
Mitsui & Co., Ltd.	26,473	551,501
Mizuho Financial Group, Inc. (a)	36,122	522,706
Nippon Steel Corp.	43,961	750,520
Panasonic Corp.	52,605	677,676
Seven & i Holdings Co., Ltd.	14,818	598,486
SoftBank Group Corp.	8,656	730,864
Sony Corp.	6,129	643,129
Takeda Pharmaceutical Co., Ltd. (a)	13,101	472,466
Toyota Motor Corp. (a)	7,195	561,015
		9,152,313
LUXEMBOURG — 1.2%
ArcelorMittal SA (b)	37,340	1,080,904
MEXICO — 0.6%
America Movil SAB de CV Series L	754,358	514,691
NETHERLANDS — 0.8%
Royal Dutch Shell PLC Class A	438	8,544
Royal Dutch Shell PLC Class B	17,042	313,897
Royal Dutch Shell PLC Class A (a)	17,926	353,949
		676,390
RUSSIA — 0.7%
Gazprom PJSC ADR	100,888	601,696
SOUTH AFRICA — 2.5%
Anglo American PLC	19,315	757,496
MTN Group, Ltd.	138,181	812,733
Naspers, Ltd. Class N	2,689	643,140
		2,213,369

See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SOUTH KOREA — 0.8%
Samsung Electronics Co., Ltd. GDR	335	$611,040
Samsung Electronics Co., Ltd.	1,116	80,267
		691,307
SPAIN — 2.4%
Banco Bilbao Vizcaya Argentaria SA	164,942	858,008
Banco Santander SA (b)	222,329	756,995
Telefonica SA	123,562	554,314
		2,169,317
SWEDEN — 0.6%
Telefonaktiebolaget LM Ericsson Class B	43,296	573,965
SWITZERLAND — 3.3%
ABB, Ltd.	18,090	548,956
Credit Suisse Group AG	43,858	461,438
Nestle SA	3,916	438,306
Novartis AG	5,266	451,931
Roche Holding AG	1,308	424,511
UBS Group AG	38,675	601,401
		2,926,543
TAIWAN — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,734	678,218
UNITED KINGDOM — 4.7%
AstraZeneca PLC	4,396	439,542
BAE Systems PLC	74,138	516,556
BP PLC	141,641	575,811
GlaxoSmithKline PLC	24,314	432,073
HSBC Holdings PLC	116,469	680,050
National Grid PLC	44,069	525,330
Tesco PLC	134,556	424,853
Vodafone Group PLC	341,323	621,054
		4,215,269
UNITED STATES — 47.8%
3M Co.	2,839	547,019
Abbott Laboratories	4,605	551,863
Accenture PLC Class A	2,040	563,550
Adobe, Inc. (b)	1,012	481,074
Alphabet, Inc. Class A (b)	156	321,753
Alphabet, Inc. Class C (b)	153	316,500
Amazon.com, Inc. (b)	153	473,394
American Express Co.	4,564	645,532
American International Group, Inc.	16,731	773,140
Amgen, Inc.	1,938	482,194
Apple, Inc.	4,216	514,984
AT&T, Inc.	16,329	494,279
Bank of America Corp.	18,806	727,604
Bank of New York Mellon Corp.	13,188	623,661
Baxter International, Inc.	5,768	486,473
Security Description	Shares	Value
Berkshire Hathaway, Inc. Class B (b)	2,193	$560,246
Boeing Co. (b)	2,970	756,518
Booking Holdings, Inc. (b)	269	626,727
Carnival Corp. (b)	27,158	720,773
Caterpillar, Inc.	3,094	717,406
Chevron Corp.	6,173	646,869
Cisco Systems, Inc.	11,906	615,659
Coca-Cola Co.	9,290	489,676
Colgate-Palmolive Co.	6,176	486,854
ConocoPhillips	14,358	760,543
CVS Health Corp.	8,226	618,842
Deere & Co.	2,217	829,468
Duke Energy Corp.	5,781	558,040
DuPont de Nemours, Inc.	8,103	626,200
eBay, Inc.	9,000	551,160
Exxon Mobil Corp.	12,864	718,197
Facebook, Inc. Class A (b)	1,804	531,332
FedEx Corp.	2,055	583,702
General Electric Co.	80,440	1,056,177
Gilead Sciences, Inc.	7,225	466,952
Goldman Sachs Group, Inc.	2,385	779,895
Home Depot, Inc.	1,736	529,914
Honeywell International, Inc.	2,836	615,611
Howmet Aerospace, Inc. (b)	26,935	865,422
HP, Inc.	24,880	789,940
Intel Corp.	9,771	625,344
International Business Machines Corp.	3,881	517,182
Johnson & Johnson	3,216	528,550
JPMorgan Chase & Co.	4,750	723,092
McDonald's Corp.	2,161	484,367
Medtronic PLC	4,601	543,516
Merck & Co., Inc.	5,650	435,558
Microsoft Corp.	2,345	552,881
Mondelez International, Inc. Class A	8,388	490,950
Netflix, Inc. (b)	997	520,095
NextEra Energy, Inc.	6,828	516,265
NIKE, Inc. Class B	3,998	531,294
PayPal Holdings, Inc. (b)	2,606	632,841
Pfizer, Inc.	13,961	505,807
Philip Morris International, Inc.	5,845	518,685
Procter & Gamble Co.	3,443	466,285
QUALCOMM, Inc.	4,204	557,408
Raytheon Technologies Corp.	7,876	608,579
Schlumberger NV	26,816	729,127
Simon Property Group, Inc. REIT	7,468	849,634
Southwest Airlines Co. (b)	12,313	751,832
Starbucks Corp.	5,599	611,803
Travelers Cos., Inc.	4,163	626,115
Union Pacific Corp.	2,405	530,086
United Parcel Service, Inc. Class B	2,966	504,190
UnitedHealth Group, Inc.	1,565	582,290
Verizon Communications, Inc.	7,942	461,827

See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Visa, Inc. Class A	2,386	$505,188
Walmart, Inc.	3,494	474,590
Walt Disney Co. (b)	3,609	665,933
Wells Fargo & Co.	19,752	771,711
Williams Cos., Inc.	23,446	555,436
		42,883,604
TOTAL COMMON STOCKS (Cost $72,283,930)		89,184,458

SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (d) (e)	78,234	78,234
State Street Navigator Securities Lending Portfolio II (f) (g)	3,428,517	3,428,517
TOTAL SHORT-TERM INVESTMENTS (Cost $3,506,751)		3,506,751
TOTAL INVESTMENTS — 103.4% (Cost $75,790,681)		92,691,209
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(3,020,192)
NET ASSETS — 100.0%		$89,671,017

(a)	All or a portion of the shares of the security are on loan at March 31, 2021.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	1	06/18/2021	$196,365	$198,370	$2,005
MSCI EAFE Index	1	06/18/2021	109,588	109,600	12
Total unrealized appreciation/depreciation on open futures contracts.					$2,017
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$89,184,458	$—	$—	$89,184,458
Short-Term Investments	3,506,751	—	—	3,506,751
TOTAL INVESTMENTS	$92,691,209	$—	$—	$92,691,209
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	2,017	—	—	2,017
TOTAL OTHER FINANCIAL INSTRUMENTS:	$2,017	$—	$—	$2,017
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$92,693,226	$—	$—	$92,693,226
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Sector Breakdown as of March 31, 2021

% of Net Assets
Financials	19.7%
Industrials	15.3
Consumer Discretionary	11.2
Information Technology	11.2
Energy	8.8
Health Care	8.3
Communication Services	7.9
Materials	6.8
Consumer Staples	6.0
Utilities	3.4
Real Estate	0.9
Short-Term Investments	3.9
Liabilities in Excess of Other Assets	(3.4)
TOTAL	100.0%
(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	57,177	$57,177	$2,026,797	$2,005,740	$—	$—	78,234	$78,234	$38
State Street Navigator Securities Lending Portfolio II	868,777	868,777	12,382,591	9,822,851	—	—	3,428,517	3,428,517	5,828
Total		$925,954	$14,409,388	$11,828,591	$—	$—		$3,506,751	$5,866
See accompanying notes to schedule of investments.

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUTOMOBILES — 2.7%
Tesla, Inc. (a)	15,031	$10,039,656
CHEMICALS — 1.8%
Huntsman Corp.	236,463	6,817,228
CONSTRUCTION & ENGINEERING — 5.2%
Arcosa, Inc.	165,413	10,766,732
Valmont Industries, Inc.	36,536	8,683,511
		19,450,243
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
ATN International, Inc.	47,014	2,309,328
ELECTRIC UTILITIES — 11.7%
ALLETE, Inc.	153,023	10,281,615
Avangrid, Inc.	197,945	9,859,641
Cia Paranaense de Energia ADR (b)	4,427,184	5,578,252
Enel Americas SA ADR (b)	889,890	7,546,267
Enel Chile SA ADR	227,986	893,705
NextEra Energy, Inc.	123,533	9,340,330
		43,499,810
ELECTRICAL EQUIPMENT — 19.7%
ABB, Ltd. ADR	231,007	7,038,783
American Superconductor Corp. (a)	248,493	4,711,427
Ballard Power Systems, Inc. (a) (b)	462,261	11,251,433
FuelCell Energy, Inc. (a) (b)	1,116,284	16,085,653
Plug Power, Inc. (a)	340,217	12,193,377
Sunrun, Inc. (a) (b)	159,236	9,630,593
TPI Composites, Inc. (a)	219,520	12,387,514
		73,298,780
GAS UTILITIES — 3.0%
New Jersey Resources Corp.	273,625	10,909,429
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 11.8%
AES Corp.	436,360	11,698,812
Atlantica Sustainable Infrastructure PLC (b)	273,955	10,034,972
Azure Power Global, Ltd. (a) (b)	103,871	2,824,252
Ormat Technologies, Inc. (b)	120,697	9,478,335
Sunnova Energy International, Inc. (a)	236,444	9,651,644
		43,688,015
INDUSTRIAL CONGLOMERATES — 2.8%
General Electric Co.	798,795	10,488,178
MACHINERY — 0.7%
Hyster-Yale Materials Handling, Inc.	30,232	2,633,812
MULTI-UTILITIES — 4.6%
Algonquin Power & Utilities Corp. (b)	500,638	7,930,106
Security Description	Shares	Value
Consolidated Edison, Inc.	122,585	$9,169,358
		17,099,464
OIL, GAS & CONSUMABLE FUELS — 2.7%
Enbridge, Inc.	271,155	9,870,042
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 32.5%
Applied Materials, Inc.	70,836	9,463,689
Canadian Solar, Inc. (a) (b)	242,382	12,029,419
Daqo New Energy Corp. ADR (a)	221,772	16,743,786
Enphase Energy, Inc. (a)	71,466	11,588,926
First Solar, Inc. (a)	105,529	9,212,682
JinkoSolar Holding Co., Ltd. ADR (a) (b)	157,226	6,554,752
Maxeon Solar Technologies, Ltd. (a) (b)	359,855	11,357,024
ReneSola, Ltd. ADR (a) (b)	1,582,475	19,511,917
SolarEdge Technologies, Inc. (a)	33,525	9,636,426
SunPower Corp. (a) (b)	436,989	14,617,282
		120,715,903
TOTAL COMMON STOCKS (Cost $363,185,369)		370,819,888
SHORT-TERM INVESTMENTS — 8.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	253,601	253,677
State Street Navigator Securities Lending Portfolio II (e) (f)	29,408,537	29,408,537
TOTAL SHORT-TERM INVESTMENTS (Cost $29,662,213)		29,662,214
TOTAL INVESTMENTS — 107.8% (Cost $392,847,582)		400,482,102
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.8)%		(28,883,605)
NET ASSETS — 100.0%		$371,598,497
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$370,819,888	$—	$—	$370,819,888
Short-Term Investments	29,662,214	—	—	29,662,214
TOTAL INVESTMENTS	$400,482,102	$—	$—	$400,482,102
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	43,535	$43,553	$5,004,286	$4,794,179	$20	$(3)	253,601	$253,677	$160
State Street Navigator Securities Lending Portfolio II	5,160,065	5,160,065	236,402,651	212,154,179	—	—	29,408,537	29,408,537	186,768
Total		$5,203,618	$241,406,937	$216,948,358	$20	$(3)		$29,662,214	$186,928
See accompanying notes to schedule of investments.

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 66.4%
Aerojet Rocketdyne Holdings, Inc.	24,757	$1,162,589
Boeing Co. (a)	4,478	1,140,636
BWX Technologies, Inc.	11,949	787,917
Ducommun, Inc. (a)	2,259	135,540
Elbit Systems, Ltd. (b)	1,968	281,424
General Dynamics Corp.	4,699	853,150
HEICO Corp.	7,940	998,852
Hexcel Corp. (a)	19,375	1,085,000
L3Harris Technologies, Inc.	5,518	1,118,388
Lockheed Martin Corp.	2,876	1,062,682
Maxar Technologies, Inc.	32,189	1,217,388
Mercury Systems, Inc. (a)	9,005	636,203
Moog, Inc. Class A	6,633	551,534
Northrop Grumman Corp.	3,421	1,107,172
Raytheon Technologies Corp.	14,130	1,091,825
Teledyne Technologies, Inc. (a)	2,633	1,089,141
TransDigm Group, Inc. (a)	1,216	714,911
Virgin Galactic Holdings, Inc. (a) (b)	32,342	990,636
		16,024,988
CONTAINERS & PACKAGING — 2.7%
Ball Corp.	7,759	657,498
ELECTRICAL EQUIPMENT — 3.2%
AMETEK, Inc.	6,099	779,025
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.2%
Amphenol Corp. Class A	10,843	715,313
TTM Technologies, Inc. (a)	54,297	787,306
		1,502,619
ENERGY EQUIPMENT & SERVICES — 2.4%
TechnipFMC PLC	74,016	571,404
INDUSTRIAL CONGLOMERATES — 4.4%
Honeywell International, Inc.	4,896	1,062,775
MACHINERY — 3.4%
ESCO Technologies, Inc.	5,016	546,192
Standex International Corp.	2,780	265,685
		811,877
Security Description	Shares	Value
PROFESSIONAL SERVICES — 7.9%
CACI International, Inc. Class A (a)	4,257	$1,050,031
Jacobs Engineering Group, Inc.	6,603	853,570
		1,903,601
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Analog Devices, Inc.	5,109	792,304
TOTAL COMMON STOCKS (Cost $22,423,513)		24,106,091
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	37,771	37,782
State Street Navigator Securities Lending Portfolio II (e) (f)	34,594	34,594
TOTAL SHORT-TERM INVESTMENTS (Cost $72,376)		72,376
TOTAL INVESTMENTS — 100.2% (Cost $22,495,889)		24,178,467
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(41,452)
NET ASSETS — 100.0%		$24,137,015
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$24,106,091	$—	$—	$24,106,091
Short-Term Investments	72,376	—	—	72,376
TOTAL INVESTMENTS	$24,178,467	$—	$—	$24,178,467
See accompanying notes to schedule of investments.

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	15,771	$15,777	$570,057	$548,048	$(4)	$—	37,771	$37,782	$16
State Street Navigator Securities Lending Portfolio II	783,657	783,657	2,241,782	2,990,845	—	—	34,594	34,594	4,351
Total		$799,434	$2,811,839	$3,538,893	$(4)	$—		$72,376	$4,367
See accompanying notes to schedule of investments.

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 35.0%
Aerojet Rocketdyne Holdings, Inc.	7,920	$371,923
AeroVironment, Inc. (a)	3,766	437,082
Boeing Co. (a)	1,427	363,485
Cubic Corp.	4,443	331,314
Ducommun, Inc. (a)	1,932	115,920
Elbit Systems, Ltd.	1,687	241,241
Embraer SA ADR (a) (b)	39,972	400,120
General Dynamics Corp.	1,803	327,353
HEICO Corp.	2,529	318,148
Hexcel Corp. (a)	6,173	345,688
Huntington Ingalls Industries, Inc.	1,591	327,507
Kratos Defense & Security Solutions, Inc. (a)	14,011	382,220
L3Harris Technologies, Inc.	1,765	357,730
Lockheed Martin Corp.	916	338,462
Maxar Technologies, Inc.	10,322	390,378
Mercury Systems, Inc. (a)	3,428	242,188
Moog, Inc. Class A	3,965	329,690
Northrop Grumman Corp.	1,090	352,768
Parsons Corp. (a)	9,078	367,114
RADA Electronic Industries, Ltd. (a)	10,897	130,873
Raytheon Technologies Corp.	4,532	350,188
Teledyne Technologies, Inc. (a)	839	347,052
Textron, Inc.	6,932	388,747
Vectrus, Inc. (a)	3,399	181,643
		7,738,834
BUILDING PRODUCTS — 1.7%
Griffon Corp.	13,858	376,522
COMMUNICATIONS EQUIPMENT — 11.1%
Cisco Systems, Inc.	7,433	384,360
F5 Networks, Inc. (a)	1,953	407,435
Gilat Satellite Networks, Ltd. (b)	19,367	202,579
Juniper Networks, Inc.	15,172	384,307
NetScout Systems, Inc. (a)	12,906	363,433
Radware, Ltd. (a)	9,382	244,682
ViaSat, Inc. (a) (b)	9,541	458,636
		2,445,432
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.1%
Amphenol Corp. Class A	4,129	272,390
FLIR Systems, Inc.	7,991	451,252
Intellicheck, Inc. (a)	6,296	52,761
OSI Systems, Inc. (a)	3,634	349,227
		1,125,630
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Varex Imaging Corp. (a)	14,471	296,511
IT SERVICES — 4.7%
Akamai Technologies, Inc. (a)	3,181	324,144
Limelight Networks, Inc. (a) (b)	83,067	296,549
Security Description	Shares	Value
Perspecta, Inc.	14,340	$416,577
		1,037,270
LIFE SCIENCES TOOLS & SERVICES — 1.8%
Bruker Corp.	6,175	396,929
PROFESSIONAL SERVICES — 7.5%
ASGN, Inc. (a)	3,963	378,229
Jacobs Engineering Group, Inc.	3,037	392,593
Leidos Holdings, Inc.	3,192	307,326
ManTech International Corp. Class A	4,061	353,104
Science Applications International Corp.	2,777	232,129
		1,663,381
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Broadcom, Inc.	797	369,537
SOFTWARE — 28.2%
A10 Networks, Inc. (a)	33,312	320,128
Check Point Software Technologies, Ltd. (a)	2,749	307,806
Cognyte Software, Ltd. (a)	5,925	164,774
Crowdstrike Holdings, Inc. Class A (a) (b)	2,005	365,933
CyberArk Software, Ltd. (a)	3,049	394,358
FireEye, Inc. (a)	24,681	483,007
Fortinet, Inc. (a)	2,657	490,004
Mimecast, Ltd. (a)	7,185	288,909
NortonLifeLock, Inc.	17,049	362,462
OneSpan, Inc. (a)	16,662	408,219
Palo Alto Networks, Inc. (a)	1,100	354,266
Proofpoint, Inc. (a)	2,933	368,942
Qualys, Inc. (a)	3,596	376,789
Rapid7, Inc. (a)	4,640	346,190
Tenable Holdings, Inc. (a)	9,025	326,570
Varonis Systems, Inc. (a)	7,880	404,559
VirnetX Holding Corp. (b)	25,062	139,595
Zscaler, Inc. (a)	1,881	322,911
		6,225,422
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.8%
Dell Technologies, Inc. Class C (a)	4,645	409,457
TOTAL COMMON STOCKS (Cost $19,530,861)		22,084,925
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	25,472	25,480

See accompanying notes to schedule of investments.

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	49,048	$49,048
TOTAL SHORT-TERM INVESTMENTS (Cost $74,528)		74,528
TOTAL INVESTMENTS — 100.3% (Cost $19,605,389)		22,159,453
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(55,464)
NET ASSETS — 100.0%		$22,103,989
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$22,084,925	$—	$—	$22,084,925
Short-Term Investments	74,528	—	—	74,528
TOTAL INVESTMENTS	$22,159,453	$—	$—	$22,159,453
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	37,413	$37,428	$267,912	$279,853	$(7)	$—	25,472	$25,480	$24
State Street Navigator Securities Lending Portfolio II	329,892	329,892	8,097,823	8,378,667	—	—	49,048	49,048	879
Total		$367,320	$8,365,735	$8,658,520	$(7)	$—		$74,528	$903
See accompanying notes to schedule of investments.

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 5.7%
Cubic Corp.	16,737	$1,248,078
Parsons Corp. (a)	28,628	1,157,716
		2,405,794
AUTO COMPONENTS — 2.8%
Lear Corp.	6,605	1,197,156
AUTOMOBILES — 1.9%
Toyota Motor Corp. ADR (b)	5,125	799,808
BUILDING PRODUCTS — 9.7%
Carrier Global Corp.	27,674	1,168,396
Johnson Controls International PLC	22,884	1,365,489
Resideo Technologies, Inc. (a)	55,820	1,576,915
		4,110,800
COMMERCIAL SERVICES & SUPPLIES — 4.4%
ADT, Inc.	121,341	1,024,118
Tetra Tech, Inc.	6,242	847,164
		1,871,282
CONSTRUCTION & ENGINEERING — 1.2%
NV5 Global, Inc. (a)	5,213	503,419
DIVERSIFIED CONSUMER SERVICES — 0.8%
Vivint Smart Home, Inc. (a)	22,144	317,102
ELECTRIC UTILITIES — 0.2%
Korea Electric Power Corp. ADR	9,493	97,398
ELECTRICAL EQUIPMENT — 13.4%
ABB, Ltd. ADR (b)	38,887	1,184,887
Acuity Brands, Inc.	8,939	1,474,935
AMETEK, Inc.	6,089	777,748
Bloom Energy Corp. Class A (a) (b)	41,872	1,132,638
Hubbell, Inc.	4,470	835,398
Orion Energy Systems, Inc. (a) (b)	35,781	249,036
		5,654,642
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 9.4%
Badger Meter, Inc.	11,842	1,102,135
FLIR Systems, Inc.	17,345	979,472
Itron, Inc. (a)	12,372	1,096,778
TE Connectivity, Ltd.	6,082	785,247
		3,963,632
HOUSEHOLD DURABLES — 0.7%
Universal Electronics, Inc. (a)	5,019	275,894
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.7%
Atlantica Sustainable Infrastructure PLC (b)	31,530	1,154,944
INDUSTRIAL CONGLOMERATES — 4.2%
Honeywell International, Inc.	4,933	1,070,806
Roper Technologies, Inc.	1,725	695,762
		1,766,568
Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 2.5%
Baidu, Inc. ADR (a)	4,758	$1,035,103
MACHINERY — 10.9%
Energy Recovery, Inc. (a)	15,544	285,077
Evoqua Water Technologies Corp. (a)	43,324	1,139,421
Mueller Water Products, Inc. Class A	58,655	814,718
Pentair PLC	19,905	1,240,480
Xylem, Inc.	10,617	1,116,696
		4,596,392
MULTI-UTILITIES — 1.7%
National Grid PLC ADR (b)	12,008	711,354
OIL, GAS & CONSUMABLE FUELS — 5.7%
BP PLC ADR	33,030	804,280
Royal Dutch Shell PLC Class A ADR	19,253	754,910
Suncor Energy, Inc.	40,184	839,846
		2,399,036
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.9%
ON Semiconductor Corp. (a)	23,571	980,789
Qorvo, Inc. (a)	6,522	1,191,570
Silicon Laboratories, Inc. (a)	8,647	1,219,832
STMicroelectronics NV ADR	20,497	785,650
		4,177,841
SOFTWARE — 3.2%
Alarm.com Holdings, Inc. (a)	13,722	1,185,306
Synchronoss Technologies, Inc. (a)	41,913	149,630
		1,334,936
SPECIALTY RETAIL — 3.8%
Blink Charging Co. (a) (b)	38,515	1,582,966
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.0%
Logitech International SA (b)	8,195	856,378
WIRELESS TELECOMMUNICATION SERVICES — 3.0%
Rogers Communications, Inc. Class B (b)	15,185	700,029
SK Telecom Co., Ltd. ADR	20,931	569,951
		1,269,980
TOTAL COMMON STOCKS (Cost $37,623,055)		42,082,425
SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	39,919	39,931

See accompanying notes to schedule of investments.

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	2,372,697	$2,372,697
TOTAL SHORT-TERM INVESTMENTS (Cost $2,412,625)		2,412,628
TOTAL INVESTMENTS — 105.5% (Cost $40,035,680)		44,495,053
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.5)%		(2,332,642)
NET ASSETS — 100.0%		$42,162,411
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$42,082,425	$—	$—	$42,082,425
Short-Term Investments	2,412,628	—	—	2,412,628
TOTAL INVESTMENTS	$44,495,053	$—	$—	$44,495,053
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,761	$2,762	$202,634	$165,462	$(2)	$(1)	39,919	$39,931	$12
State Street Navigator Securities Lending Portfolio II	634,540	634,540	22,733,142	20,994,985	—	—	2,372,697	2,372,697	18,383
Total		$637,302	$22,935,776	$21,160,447	$(2)	$(1)		$2,412,628	$18,395
See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 5.3%
Aerojet Rocketdyne Holdings, Inc.	40,464	$1,900,189
AeroVironment, Inc. (a)	47,908	5,560,203
Boeing Co. (a)	28,470	7,251,878
BWX Technologies, Inc.	16,698	1,101,066
Cubic Corp.	80,531	6,005,197
Ducommun, Inc. (a)	21,835	1,310,100
Elbit Systems, Ltd. (b)	70,937	10,143,991
Embraer SA ADR (a) (b)	203,974	2,041,780
General Dynamics Corp.	20,440	3,711,086
HEICO Corp.	28,534	3,589,577
Hexcel Corp. (a)	42,918	2,403,408
Huntington Ingalls Industries, Inc.	12,228	2,517,134
Kratos Defense & Security Solutions, Inc. (a)	219,629	5,991,479
L3Harris Technologies, Inc.	24,561	4,978,024
Lockheed Martin Corp.	20,360	7,523,020
Maxar Technologies, Inc.	48,533	1,835,518
Mercury Systems, Inc. (a)	40,335	2,849,668
Moog, Inc. Class A	22,201	1,846,013
Northrop Grumman Corp.	13,950	4,514,778
Parsons Corp. (a)	145,130	5,869,057
RADA Electronic Industries, Ltd. (a)	172,172	2,067,786
Raytheon Technologies Corp.	109,361	8,450,325
Teledyne Technologies, Inc. (a)	12,379	5,120,573
Textron, Inc.	84,018	4,711,729
TransDigm Group, Inc. (a)	1,807	1,062,371
Vectrus, Inc. (a)	28,116	1,502,519
Virgin Galactic Holdings, Inc. (a) (b)	68,895	2,110,254
		107,968,723
AUTO COMPONENTS — 4.2%
American Axle & Manufacturing Holdings, Inc. (a)	598,036	5,777,028
Aptiv PLC (a)	69,694	9,610,803
BorgWarner, Inc.	114,331	5,300,385
Dana, Inc.	280,314	6,820,040
Faurecia SE (a)	11,267	601,589
Gentherm, Inc. (a)	83,956	6,221,979
Kandi Technologies Group, Inc. (a) (b)	438,490	2,740,562
Lear Corp.	89,114	16,151,912
Modine Manufacturing Co. (a)	303,158	4,477,644
Veoneer, Inc. (a) (b)	426,780	10,447,574
Visteon Corp. (a)	129,746	15,822,525
		83,972,041
AUTOMOBILES — 5.8%
Ford Motor Co. (a)	906,010	11,098,623
General Motors Co. (a)	428,589	24,626,724
Honda Motor Co., Ltd. ADR	171,353	5,174,861
NIO, Inc. ADR (a)	266,494	10,387,936
Security Description	Shares	Value
Niu Technologies ADR (a) (b)	232,903	$8,535,895
Stellantis NV (b)	665,657	11,842,038
Tata Motors, Ltd. ADR (a)	338,662	7,040,783
Tesla, Inc. (a)	36,039	24,071,529
Toyota Motor Corp. ADR (b)	68,630	10,710,398
Workhorse Group, Inc. (a) (b)	345,185	4,753,197
		118,241,984
BANKS — 1.3%
Banco Santander Brasil SA ADR (b)	266,218	1,876,837
Banco Santander SA ADR (b)	2,110,918	7,240,449
Grupo Financiero Galicia SA ADR (b)	244,922	1,863,856
ICICI Bank, Ltd. ADR (a) (b)	144,866	2,322,202
ING Groep NV ADR (b)	837,834	10,246,710
Royal Bank of Canada	24,473	2,256,655
		25,806,709
BIOTECHNOLOGY — 1.9%
Adaptimmune Therapeutics PLC ADR (a) (b)	170,369	904,659
Adverum Biotechnologies, Inc. (a)	65,475	645,584
Allogene Therapeutics, Inc. (a)	26,913	950,029
Alnylam Pharmaceuticals, Inc. (a)	6,250	882,438
Amicus Therapeutics, Inc. (a)	35,296	348,724
Arrowhead Pharmaceuticals, Inc. (a)	10,491	695,658
Atara Biotherapeutics, Inc. (a)	38,280	549,701
Avrobio, Inc. (a) (b)	45,390	575,999
Biogen, Inc. (a)	3,130	875,618
BioMarin Pharmaceutical, Inc. (a)	7,957	600,833
Bluebird Bio, Inc. (a)	18,600	560,790
Cellectis SA ADR (a)	37,803	763,999
CRISPR Therapeutics AG (a) (b)	7,106	865,866
Dicerna Pharmaceuticals, Inc. (a)	33,191	848,694
Editas Medicine, Inc. (a) (b)	18,477	776,034
Fate Therapeutics, Inc. (a)	10,529	868,116
Flexion Therapeutics, Inc. (a)	52,672	471,414
Gilead Sciences, Inc.	12,476	806,324
Grifols SA ADR	77,669	1,342,897
Homology Medicines, Inc. (a)	85,243	802,137
ImmunityBio, Inc. (a) (b)	83,395	1,979,797
Inovio Pharmaceuticals, Inc. (a) (b)	74,844	694,552
Intellia Therapeutics, Inc. (a)	19,474	1,562,886
Ionis Pharmaceuticals, Inc. (a)	12,301	553,053
Iovance Biotherapeutics, Inc. (a)	19,216	608,379
Krystal Biotech, Inc. (a)	18,637	1,435,794
Ligand Pharmaceuticals, Inc. (a)	6,703	1,021,872
Orchard Therapeutics PLC ADR (a) (b)	188,340	1,367,348
Precigen, Inc. (a) (b)	126,246	869,835

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Precision BioSciences, Inc. (a)	92,660	$959,031
Regeneron Pharmaceuticals, Inc. (a)	1,143	540,799
REGENXBIO, Inc. (a)	19,928	679,744
Rocket Pharmaceuticals, Inc. (a) (b)	12,146	538,918
Sangamo Therapeutics, Inc. (a)	69,710	873,466
Sarepta Therapeutics, Inc. (a)	5,592	416,772
Seagen, Inc. (a)	3,229	448,379
TCR2 Therapeutics, Inc. (a)	25,341	559,529
Translate Bio, Inc. (a) (b)	45,230	745,843
Twist Bioscience Corp. (a)	6,184	765,950
Ultragenyx Pharmaceutical, Inc. (a)	6,576	748,743
uniQure NV (a)	18,457	621,816
Vericel Corp. (a)	30,083	1,671,111
Vertex Pharmaceuticals, Inc. (a)	2,655	570,533
Vir Biotechnology, Inc. (a) (b)	29,069	1,490,368
Xencor, Inc. (a)	17,131	737,661
ZIOPHARM Oncology, Inc. (a) (b)	292,070	1,051,452
		38,649,145
BUILDING PRODUCTS — 1.2%
Carrier Global Corp.	139,945	5,908,478
Griffon Corp.	38,316	1,041,046
Johnson Controls International PLC	123,323	7,358,683
Resideo Technologies, Inc. (a)	371,112	10,483,914
		24,792,121
CAPITAL MARKETS — 0.5%
BlackRock, Inc.	2,933	2,211,365
Charles Schwab Corp.	41,463	2,702,558
Open Lending Corp. Class A (a) (b)	135,166	4,787,580
		9,701,503
CHEMICALS — 0.7%
Corteva, Inc.	20,214	942,377
Huntsman Corp.	143,423	4,134,885
Ingevity Corp. (a)	121,931	9,209,448
		14,286,710
COMMERCIAL SERVICES & SUPPLIES — 0.4%
ADT, Inc. (b)	726,370	6,130,563
Tetra Tech, Inc.	17,361	2,356,235
		8,486,798
COMMUNICATIONS EQUIPMENT — 0.9%
CalAmp Corp. (a)	402,943	4,371,932
Cisco Systems, Inc.	103,267	5,339,937
F5 Networks, Inc. (a)	4,911	1,024,533
Gilat Satellite Networks, Ltd. (b)	254,756	2,664,748
Juniper Networks, Inc.	35,015	886,930
NetScout Systems, Inc. (a)	32,234	907,709
Radware, Ltd. (a)	29,992	782,191
Security Description	Shares	Value
Ribbon Communications, Inc. (a)	165,547	$1,359,141
ViaSat, Inc. (a)	21,577	1,037,206
		18,374,327
CONSTRUCTION & ENGINEERING — 0.8%
Aegion Corp. (a)	58,068	1,669,455
Arcosa, Inc.	89,713	5,839,419
NV5 Global, Inc. (a)	30,375	2,933,314
Valmont Industries, Inc.	22,547	5,358,745
		15,800,933
CONSUMER FINANCE — 1.3%
Ally Financial, Inc.	133,398	6,030,923
FinVolution Group ADR (b)	428,882	3,006,463
Green Dot Corp. Class A (a)	53,315	2,441,294
LendingClub Corp. (a)	378,121	6,246,559
LexinFintech Holdings, Ltd. ADR (a) (b)	550,951	5,542,567
Oportun Financial Corp. (a)	25,863	535,623
Qudian, Inc. ADR (a) (b)	1,056,542	2,408,916
		26,212,345
CONTAINERS & PACKAGING — 0.0% (c)
Ball Corp.	9,838	833,672
DIVERSIFIED CONSUMER SERVICES — 0.2%
Vivint Smart Home, Inc. (a)	241,253	3,454,743
DIVERSIFIED FINANCIAL SERVICES — 0.3%
ORIX Corp. ADR (b)	66,893	5,671,857
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
ATN International, Inc.	17,363	852,870
IDT Corp. Class B (a)	178,850	4,052,741
Iridium Communications, Inc. (a)	64,543	2,662,399
Ooma, Inc. (a)	116,981	1,854,149
ORBCOMM, Inc. (a)	562,085	4,288,708
Vonage Holdings Corp. (a)	358,362	4,235,839
		17,946,706
ELECTRIC UTILITIES — 0.6%
ALLETE, Inc.	37,463	2,517,139
Avangrid, Inc. (b)	45,799	2,281,248
Cia Paranaense de Energia ADR (b)	1,709,746	2,154,280
Enel Americas SA ADR (b)	283,514	2,404,199
Enel Chile SA ADR (b)	92,810	363,815
Korea Electric Power Corp. ADR (b)	84,218	864,077
NextEra Energy, Inc.	27,918	2,110,880
		12,695,638
ELECTRICAL EQUIPMENT — 5.3%
ABB, Ltd. ADR (b)	479,314	14,604,698
Acuity Brands, Inc.	59,227	9,772,455

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
American Superconductor Corp. (a)	315,436	$5,980,666
AMETEK, Inc.	67,320	8,598,784
Ballard Power Systems, Inc. (a) (b)	530,537	12,913,271
Bloom Energy Corp. Class A (a)	210,559	5,695,621
FuelCell Energy, Inc. (a) (b)	937,741	13,512,848
Hubbell, Inc.	11,801	2,205,489
Orion Energy Systems, Inc. (a) (b)	377,298	2,625,994
Plug Power, Inc. (a)	404,387	14,493,230
Sensata Technologies Holding PLC (a)	71,477	4,142,092
Sunrun, Inc. (a) (b)	87,272	5,278,210
TPI Composites, Inc. (a)	125,144	7,061,876
		106,885,234
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.2%
Amphenol Corp. Class A	15,632	1,031,243
Badger Meter, Inc.	37,350	3,476,164
FLIR Systems, Inc.	185,610	10,481,397
Intellicheck, Inc. (a)	18,257	152,994
IPG Photonics Corp. (a)	7,407	1,562,433
Itron, Inc. (a)	42,015	3,724,630
MicroVision, Inc. (a) (b)	1,642,046	30,459,953
OSI Systems, Inc. (a)	16,776	1,612,174
Sanmina Corp. (a)	124,128	5,136,417
TE Connectivity, Ltd.	36,981	4,774,617
Trimble, Inc. (a)	129,517	10,075,127
TTM Technologies, Inc. (a)	76,870	1,114,615
Vontier Corp. (a)	255,872	7,745,245
Zepp Health Corp. ADR (a) (b)	301,043	3,242,233
		84,589,242
ENERGY EQUIPMENT & SERVICES — 0.2%
Oceaneering International, Inc. (a)	229,341	2,619,074
TechnipFMC PLC	261,158	2,016,140
		4,635,214
ENTERTAINMENT — 2.3%
Activision Blizzard, Inc.	34,355	3,195,015
Bilibili, Inc. ADR (a)	79,893	8,553,345
DouYu International Holdings, Ltd. ADR (a)	247,396	2,575,392
Glu Mobile, Inc. (a)	427,742	5,338,220
Gravity Co., Ltd. ADR (a) (b)	21,852	2,512,980
iQIYI, Inc. ADR (a) (b)	115,073	1,912,513
NetEase, Inc. ADR	64,806	6,691,868
Sea, Ltd. ADR (a)	32,757	7,312,345
Tencent Music Entertainment Group ADR (a)	221,390	4,536,281
Zynga, Inc. Class A (a)	442,635	4,519,303
		47,147,262
GAS UTILITIES — 0.1%
New Jersey Resources Corp.	61,014	2,432,628
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Abbott Laboratories	37,139	$4,450,738
Accelerate Diagnostics, Inc. (a) (b)	234,499	1,951,032
Accuray, Inc. (a)	314,164	1,555,112
AngioDynamics, Inc. (a)	429,013	10,038,904
Boston Scientific Corp. (a)	118,660	4,586,209
CONMED Corp.	14,641	1,911,968
Danaher Corp.	23,121	5,204,075
Globus Medical, Inc. Class A (a)	42,736	2,635,529
Intuitive Surgical, Inc. (a)	3,341	2,468,798
iRhythm Technologies, Inc. (a)	25,799	3,582,449
Koninklijke Philips NV ADR (b)	82,467	4,703,093
Masimo Corp. (a)	26,159	6,007,676
Medtronic PLC	53,292	6,295,384
Penumbra, Inc. (a)	12,394	3,353,568
Smith & Nephew PLC ADR (b)	150,920	5,719,868
Stryker Corp.	10,343	2,519,348
Varex Imaging Corp. (a)	58,369	1,195,981
		68,179,732
HEALTH CARE PROVIDERS & SERVICES — 0.2%
HealthEquity, Inc. (a)	31,412	2,136,016
McKesson Corp.	8,220	1,603,229
		3,739,245
HEALTH CARE TECHNOLOGY — 0.6%
Change Healthcare, Inc. (a)	329,379	7,279,276
Omnicell, Inc. (a)	21,883	2,841,945
Simulations Plus, Inc. (b)	42,478	2,686,309
		12,807,530
HOUSEHOLD DURABLES — 6.9%
Garmin, Ltd.	87,536	11,541,622
iRobot Corp. (a)	31,565	3,856,612
Sony Corp. ADR	30,953	3,281,327
Universal Electronics, Inc. (a)	55,832	3,069,085
Vuzix Corp. (a) (b)	4,646,808	118,214,795
		139,963,441
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.3%
AES Corp.	101,505	2,721,350
Atlantica Sustainable Infrastructure PLC (b)	164,015	6,007,869
Azure Power Global, Ltd. (a) (b)	165,267	4,493,610
Ormat Technologies, Inc. (b)	95,480	7,498,044
Sunnova Energy International, Inc. (a)	151,779	6,195,619
		26,916,492
INDUSTRIAL CONGLOMERATES — 0.9%
General Electric Co.	482,619	6,336,788
Honeywell International, Inc.	47,317	10,271,101
Roper Technologies, Inc.	4,624	1,865,044
		18,472,933

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
INSURANCE — 0.2%
Allstate Corp.	19,350	$2,223,315
Progressive Corp.	19,821	1,895,086
		4,118,401
INTERACTIVE MEDIA & SERVICES — 4.4%
Alphabet, Inc. Class C (a)	5,283	10,928,572
Baidu, Inc. ADR (a)	42,242	9,189,747
Facebook, Inc. Class A (a)	35,096	10,336,825
InterActiveCorp (a)	31,439	6,800,570
JOYY, Inc. ADR (b)	39,848	3,734,953
Match Group, Inc. (a)	29,865	4,102,854
Momo, Inc. ADR	258,842	3,815,331
Snap, Inc. Class A (a) (b)	170,085	8,893,745
Sohu.com, Ltd. ADR (a)	143,947	2,262,847
Twitter, Inc. (a)	91,810	5,841,870
Weibo Corp. ADR (a) (b)	93,019	4,693,739
Yandex NV Class A (a) (b)	184,548	11,822,145
Yelp, Inc. (a)	187,504	7,312,656
		89,735,854
INTERNET & DIRECT MARKETING RETAIL — 0.8%
Alibaba Group Holding, Ltd. ADR (a)	9,825	2,227,622
Jumia Technologies AG ADR (a)	90,243	3,200,017
MercadoLibre, Inc. (a)	2,209	3,251,957
Overstock.com, Inc. (a)	105,215	6,971,546
		15,651,142
IT SERVICES — 3.4%
Akamai Technologies, Inc. (a)	6,994	712,689
Broadridge Financial Solutions, Inc.	38,414	5,881,183
Evo Payments, Inc. Class A (a)	75,786	2,085,631
Fidelity National Information Services, Inc.	20,334	2,859,164
Fiserv, Inc. (a)	27,575	3,282,528
I3 Verticals, Inc. Class A (a)	120,499	3,750,531
International Business Machines Corp.	47,863	6,378,223
Limelight Networks, Inc. (a) (b)	195,170	696,757
Mastercard, Inc. Class A	5,910	2,104,256
Pagseguro Digital, Ltd. Class A (a) (b)	115,440	5,344,872
PayPal Holdings, Inc. (a)	15,862	3,851,928
Perspecta, Inc.	35,935	1,043,912
QIWI PLC ADR (b)	186,127	1,982,253
Repay Holdings Corp. (a)	134,575	3,159,821
Shift4 Payments, Inc. Class A (a)	54,716	4,487,259
Shopify, Inc. Class A (a)	3,210	3,551,865
Square, Inc. Class A (a)	15,815	3,590,796
Twilio, Inc. Class A (a)	14,603	4,976,118
Visa, Inc. Class A	14,180	3,002,331
Wipro, Ltd. ADR	911,495	5,778,878
		68,520,995
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 2.8%
Agilent Technologies, Inc.	13,589	$1,727,705
Berkeley Lights, Inc. (a)	7,379	370,647
Bio-Techne Corp.	1,875	716,119
Bruker Corp.	203,701	13,093,900
Charles River Laboratories International, Inc. (a)	8,481	2,458,048
Codexis, Inc. (a)	47,191	1,080,202
Luminex Corp.	244,325	7,793,968
Mettler-Toledo International, Inc. (a)	1,237	1,429,589
Pacific Biosciences of California, Inc. (a) (b)	524,406	17,467,964
PerkinElmer, Inc.	11,046	1,417,091
Thermo Fisher Scientific, Inc.	20,192	9,215,225
		56,770,458
MACHINERY — 3.6%
AgEagle Aerial Systems, Inc. (a) (b)	1,646,403	10,306,483
Allison Transmission Holdings, Inc.	104,227	4,255,588
Barnes Group, Inc.	53,808	2,665,648
Cummins, Inc.	18,109	4,692,223
Dover Corp.	11,652	1,597,839
Energy Recovery, Inc. (a)	108,333	1,986,827
ESCO Technologies, Inc.	10,562	1,150,096
Evoqua Water Technologies Corp. (a)	120,213	3,161,602
ExOne Co. (a) (b)	235,462	7,384,088
Hyster-Yale Materials Handling, Inc.	96,770	8,430,602
John Bean Technologies Corp.	22,082	2,944,414
Lincoln Electric Holdings, Inc.	20,168	2,479,454
Luxfer Holdings PLC	101,116	2,151,749
Meritor, Inc. (a)	123,694	3,639,078
Mueller Water Products, Inc. Class A	160,647	2,231,387
Nikola Corp. (a) (b)	218,629	3,036,757
Pentair PLC	52,211	3,253,790
Proto Labs, Inc. (a)	17,182	2,091,909
Standex International Corp.	14,006	1,338,553
Xylem, Inc.	31,747	3,339,149
		72,137,236
METALS & MINING — 0.9%
Allegheny Technologies, Inc. (a)	186,018	3,917,539
ArcelorMittal SA ADR (a) (b)	224,753	6,556,045
Carpenter Technology Corp.	100,539	4,137,180
Kaiser Aluminum Corp.	24,266	2,681,393
		17,292,157
MULTI-UTILITIES — 0.3%
Algonquin Power & Utilities Corp. (b)	139,489	2,209,506
Consolidated Edison, Inc.	28,072	2,099,785

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
National Grid PLC ADR	27,692	$1,640,474
		5,949,765
OIL, GAS & CONSUMABLE FUELS — 0.6%
BP PLC ADR	116,320	2,832,392
Enbridge, Inc.	73,372	2,670,741
Royal Dutch Shell PLC Class A ADR	68,633	2,691,100
Suncor Energy, Inc.	152,477	3,186,769
		11,381,002
PHARMACEUTICALS — 0.1%
Catalent, Inc. (a)	7,455	785,086
Novartis AG ADR	6,642	567,758
Sanofi ADR	11,538	570,670
		1,923,514
PROFESSIONAL SERVICES — 0.5%
ASGN, Inc. (a)	9,668	922,714
CACI International, Inc. Class A (a)	6,432	1,586,517
Jacobs Engineering Group, Inc.	16,834	2,176,131
Leidos Holdings, Inc.	17,969	1,730,055
ManTech International Corp. Class A	30,979	2,693,624
Science Applications International Corp.	11,079	926,094
		10,035,135
ROAD & RAIL — 2.0%
Avis Budget Group, Inc. (a)	226,657	16,441,699
Lyft, Inc. Class A (a)	242,181	15,300,995
Uber Technologies, Inc. (a)	176,259	9,607,878
		41,350,572
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.7%
Advanced Micro Devices, Inc. (a)	40,561	3,184,039
Ambarella, Inc. (a)	225,561	22,644,069
Analog Devices, Inc.	43,049	6,676,039
Applied Materials, Inc.	48,811	6,521,150
Broadcom, Inc.	1,817	842,470
Brooks Automation, Inc.	36,879	3,011,170
Camtek, Ltd. (a)	231,954	6,935,425
Canadian Solar, Inc. (a) (b)	136,387	6,768,887
CyberOptics Corp. (a)	62,039	1,611,153
Daqo New Energy Corp. ADR (a)	119,140	8,995,070
Enphase Energy, Inc. (a)	40,225	6,522,886
First Solar, Inc. (a)	61,834	5,398,108
Himax Technologies, Inc. ADR (a)	448,894	6,127,403
Intel Corp.	103,715	6,637,760
JinkoSolar Holding Co., Ltd. ADR (a) (b)	87,793	3,660,090
KLA Corp.	35,868	11,850,787
MagnaChip Semiconductor Corp. (a)	222,698	5,545,180
Security Description	Shares	Value
Maxeon Solar Technologies, Ltd. (a)	271,974	$8,583,499
Micron Technology, Inc. (a)	53,832	4,748,521
NeoPhotonics Corp. (a)	664,221	7,937,441
NVE Corp.	45,944	3,220,674
NVIDIA Corp.	23,822	12,719,281
NXP Semiconductors NV	46,763	9,415,262
ON Semiconductor Corp. (a)	235,359	9,793,288
Qorvo, Inc. (a)	37,495	6,850,337
ReneSola, Ltd. ADR (a) (b)	1,552,222	19,138,897
Silicon Laboratories, Inc. (a)	49,115	6,928,653
SolarEdge Technologies, Inc. (a)	34,714	9,978,192
STMicroelectronics NV ADR	471,955	18,090,035
SunPower Corp. (a) (b)	248,207	8,302,524
Synaptics, Inc. (a)	43,274	5,860,165
Teradyne, Inc.	22,841	2,779,293
Texas Instruments, Inc.	21,015	3,971,625
Ultra Clean Holdings, Inc. (a)	88,694	5,147,800
		256,397,173
SOFTWARE — 9.1%
8x8, Inc. (a)	234,857	7,618,761
A10 Networks, Inc. (a)	94,222	905,473
ACI Worldwide, Inc. (a)	94,997	3,614,636
Agilysys, Inc. (a)	50,812	2,436,944
Alarm.com Holdings, Inc. (a)	86,053	7,433,258
Alteryx, Inc. Class A (a)	21,652	1,796,250
ANSYS, Inc. (a)	20,080	6,818,365
Atlassian Corp. PLC Class A (a)	22,226	4,684,352
Autodesk, Inc. (a)	7,149	1,981,345
Avaya Holdings Corp. (a)	255,009	7,147,902
Blackbaud, Inc. (a)	79,050	5,618,874
Check Point Software Technologies, Ltd. (a)	5,873	657,600
Cognyte Software, Ltd. (a)	13,409	372,904
Crowdstrike Holdings, Inc. Class A (a) (b)	5,159	941,569
CyberArk Software, Ltd. (a)	6,918	894,774
FireEye, Inc. (a)	54,197	1,060,635
Fortinet, Inc. (a)	6,115	1,127,728
Materialise NV ADR (a)	61,751	2,219,948
Microsoft Corp.	42,065	9,917,665
Mimecast, Ltd. (a)	16,722	672,392
NortonLifeLock, Inc.	32,130	683,084
OneConnect Financial Technology Co., Ltd. ADR (a)	273,998	4,049,690
OneSpan, Inc. (a)	39,587	969,881
Palo Alto Networks, Inc. (a)	2,952	950,721
Proofpoint, Inc. (a)	7,038	885,310
PTC, Inc. (a)	58,048	7,990,307
Q2 Holdings, Inc. (a)	18,358	1,839,472
Qualys, Inc. (a)	7,502	786,060
Rapid7, Inc. (a)	10,748	801,908
RingCentral, Inc. Class A (a)	15,041	4,480,413
Riot Blockchain, Inc. (a) (b)	1,195,916	63,706,445
SAP SE ADR	47,777	5,866,538

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Slack Technologies, Inc. Class A (a)	162,581	$6,605,666
Synchronoss Technologies, Inc. (a)	555,896	1,984,549
Tenable Holdings, Inc. (a)	18,895	683,716
Varonis Systems, Inc. (a)	16,899	867,595
VirnetX Holding Corp. (b)	131,731	733,742
Xperi Holding Corp.	345,295	7,517,072
Xunlei, Ltd. ADR (a) (b)	297,619	1,946,428
Zoom Video Communications, Inc. Class A (a)	9,471	3,042,938
Zscaler, Inc. (a)	4,840	830,883
		185,143,793
SPECIALTY RETAIL — 1.3%
Blink Charging Co. (a) (b)	647,089	26,595,358
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.0%
3D Systems Corp. (a)	1,178,191	32,329,561
Apple, Inc.	72,681	8,877,984
Dell Technologies, Inc. Class C (a)	11,161	983,842
Eastman Kodak Co. (a) (b)	197,640	1,555,427
HP, Inc.	124,197	3,943,255
Immersion Corp. (a)	353,530	3,386,817
Logitech International SA (b)	40,868	4,270,706
Nano Dimension, Ltd. ADR (a) (b)	2,531,788	21,748,059
Stratasys, Ltd. (a)	165,689	4,291,345
		81,386,996
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Fossil Group, Inc. (a)	940,227	11,658,815
THRIFTS & MORTGAGE FINANCE — 0.2%
Rocket Cos., Inc. Class A (b)	184,720	4,265,185
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Rogers Communications, Inc. Class B (b)	91,318	4,209,760
Security Description	Shares	Value
SK Telecom Co., Ltd. ADR	259,137	$7,056,300
Turkcell Iletisim Hizmetleri A/S ADR (b)	227,452	1,062,201
Vodafone Group PLC ADR (b)	116,946	2,155,315
		14,483,576
TOTAL COMMON STOCKS (Cost $1,477,466,348)		2,023,462,035
SHORT-TERM INVESTMENTS — 11.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (d) (e)	984,541	984,837
State Street Navigator Securities Lending Portfolio II (f) (g)	227,342,268	227,342,268
TOTAL SHORT-TERM INVESTMENTS (Cost $228,327,105)		228,327,105
TOTAL INVESTMENTS — 111.2% (Cost $1,705,793,453)		2,251,789,140
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.2)%		(226,395,397)
NET ASSETS — 100.0%		$2,025,393,743
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,023,462,035	$—	$—	$2,023,462,035
Short-Term Investments	228,327,105	—	—	228,327,105
TOTAL INVESTMENTS	$2,251,789,140	$—	$—	$2,251,789,140
See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	843,507	$843,844	$40,164,480	$40,023,453	$(34)	$—	984,541	$984,837	$1,315
State Street Navigator Securities Lending Portfolio II	116,417,356	116,417,356	912,887,956	801,963,044	—	—	227,342,268	227,342,268	2,695,737
Total		$117,261,200	$953,052,436	$841,986,497	$(34)	$—		$228,327,105	$2,697,052
See accompanying notes to schedule of investments.

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 3.4%
HEICO Corp.	24,125	$3,034,925
Textron, Inc.	85,372	4,787,662
		7,822,587
AUTO COMPONENTS — 18.0%
American Axle & Manufacturing Holdings, Inc. (a)	494,915	4,780,879
Aptiv PLC (a)	33,083	4,562,146
BorgWarner, Inc.	102,985	4,774,385
Dana, Inc.	208,330	5,068,669
Faurecia SE (a)	3,094	165,200
Gentherm, Inc. (a)	58,031	4,300,677
Kandi Technologies Group, Inc. (a) (b)	474,312	2,964,450
Lear Corp.	25,833	4,682,231
Modine Manufacturing Co. (a)	145,482	2,148,769
Veoneer, Inc. (a) (b)	182,912	4,477,686
Visteon Corp. (a)	32,261	3,934,229
		41,859,321
AUTOMOBILES — 18.6%
Ford Motor Co. (a)	434,152	5,318,362
General Motors Co. (a)	92,305	5,303,845
Honda Motor Co., Ltd. ADR	136,944	4,135,709
NIO, Inc. ADR (a)	93,191	3,632,585
Niu Technologies ADR (a) (b)	148,808	5,453,813
Stellantis NV (b)	189,207	3,365,993
Tata Motors, Ltd. ADR (a)	253,720	5,274,839
Tesla, Inc. (a)	6,795	4,538,584
Toyota Motor Corp. ADR (b)	22,323	3,483,728
Workhorse Group, Inc. (a) (b)	194,942	2,684,351
		43,191,809
COMMUNICATIONS EQUIPMENT — 1.3%
CalAmp Corp. (a)	85,287	925,364
Gilat Satellite Networks, Ltd. (b)	193,783	2,026,970
		2,952,334
DIVERSIFIED FINANCIAL SERVICES — 0.6%
ORIX Corp. ADR (b)	17,394	1,474,837
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
ORBCOMM, Inc. (a)	245,049	1,869,724
ELECTRICAL EQUIPMENT — 6.1%
Ballard Power Systems, Inc. (a) (b)	208,031	5,063,474
Plug Power, Inc. (a)	153,138	5,488,466
Sensata Technologies Holding PLC (a)	63,169	3,660,644
		14,212,584
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.4%
FLIR Systems, Inc.	75,214	4,247,335
Sanmina Corp. (a)	95,926	3,969,418
Security Description	Shares	Value
Trimble, Inc. (a)	64,865	$5,045,848
Vontier Corp. (a)	128,009	3,874,832
		17,137,433
INTERACTIVE MEDIA & SERVICES — 3.6%
Baidu, Inc. ADR (a)	20,740	4,511,987
Yandex NV Class A (a) (b)	59,231	3,794,338
		8,306,325
MACHINERY — 10.6%
AgEagle Aerial Systems, Inc. (a) (b)	1,154,560	7,227,546
Allison Transmission Holdings, Inc.	93,444	3,815,318
Cummins, Inc.	18,255	4,730,053
Hyster-Yale Materials Handling, Inc.	19,705	1,716,700
Luxfer Holdings PLC	37,140	790,339
Meritor, Inc. (a)	111,535	3,281,360
Nikola Corp. (a) (b)	224,062	3,112,221
		24,673,537
METALS & MINING — 1.9%
ArcelorMittal SA ADR (a) (b)	150,073	4,377,630
ROAD & RAIL — 7.4%
Avis Budget Group, Inc. (a)	104,155	7,555,404
Lyft, Inc. Class A (a)	86,318	5,453,571
Uber Technologies, Inc. (a)	76,308	4,159,549
		17,168,524
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.7%
Ambarella, Inc. (a)	47,852	4,803,862
Analog Devices, Inc.	22,091	3,425,872
Intel Corp.	62,618	4,007,552
NVIDIA Corp.	6,063	3,237,218
NXP Semiconductors NV	19,893	4,005,257
ON Semiconductor Corp. (a)	102,212	4,253,041
SolarEdge Technologies, Inc. (a)	11,616	3,338,903
STMicroelectronics NV ADR	88,862	3,406,081
Texas Instruments, Inc.	19,286	3,644,861
		34,122,647
SOFTWARE — 2.9%
ANSYS, Inc. (a)	9,414	3,196,618
Xperi Holding Corp.	161,198	3,509,280
		6,705,898
SPECIALTY RETAIL — 2.7%
Blink Charging Co. (a) (b)	150,850	6,199,935
TOTAL COMMON STOCKS (Cost $227,729,615)		232,075,125
SHORT-TERM INVESTMENTS — 8.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	66,398	66,418

See accompanying notes to schedule of investments.

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	18,755,132	$18,755,132
TOTAL SHORT-TERM INVESTMENTS (Cost $18,821,550)		18,821,550
TOTAL INVESTMENTS — 108.1% (Cost $246,551,165)		250,896,675
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%		(18,693,335)
NET ASSETS — 100.0%		$232,203,340
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$232,075,125	$—	$—	$232,075,125
Short-Term Investments	18,821,550	—	—	18,821,550
TOTAL INVESTMENTS	$250,896,675	$—	$—	$250,896,675
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,851	$7,854	$3,325,854	$3,267,288	$(2)	$—	66,398	$66,418	$77
State Street Navigator Securities Lending Portfolio II	914,116	914,116	117,256,668	99,415,652	—	—	18,755,132	18,755,132	392,271
Total		$921,970	$120,582,522	$102,682,940	$(2)	$—		$18,821,550	$392,348
See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.2%
Boeing Co. (a)	5,118	$1,303,657
General Dynamics Corp.	3,694	670,683
HEICO Corp.	1,234	155,237
HEICO Corp. Class A	2,103	238,901
Howmet Aerospace, Inc. (a)	4,470	143,621
Huntington Ingalls Industries, Inc.	1,840	378,764
L3Harris Technologies, Inc.	9,224	1,869,520
Lockheed Martin Corp.	7,112	2,627,884
Northrop Grumman Corp.	2,301	744,696
Raytheon Technologies Corp.	23,635	1,826,276
Teledyne Technologies, Inc. (a)	166	68,666
Textron, Inc.	4,618	258,977
TransDigm Group, Inc. (a)	139	81,721
		10,368,603
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	28,031	2,674,998
Expeditors International of Washington, Inc.	7,891	849,782
FedEx Corp.	3,156	896,430
United Parcel Service, Inc. Class B	4,512	766,995
XPO Logistics, Inc. (a)	1,580	194,814
		5,383,019
AIRLINES — 0.0% (b)
Delta Air Lines, Inc. (a)	4,967	239,807
Southwest Airlines Co. (a)	2,605	159,061
		398,868
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	2,322	320,204
Autoliv, Inc.	1,402	130,106
BorgWarner, Inc.	5,210	241,535
Lear Corp.	1,797	325,706
		1,017,551
AUTOMOBILES — 0.7%
Ford Motor Co. (a)	212,919	2,608,258
General Motors Co. (a)	53,051	3,048,310
Tesla, Inc. (a)	370	247,134
		5,903,702
BANKS — 5.0%
Bank of America Corp.	240,577	9,307,924
Citigroup, Inc.	100,534	7,313,849
Citizens Financial Group, Inc.	16,596	732,713
Fifth Third Bancorp	24,187	905,803
First Republic Bank	1,970	328,498
Huntington Bancshares, Inc.	27,909	438,730
JPMorgan Chase & Co.	67,953	10,344,485
KeyCorp.	29,949	598,381
M&T Bank Corp.	3,732	565,809
PNC Financial Services Group, Inc.	11,364	1,993,359
Regions Financial Corp.	29,205	603,375
SVB Financial Group (a)	1,879	927,587
Truist Financial Corp.	31,407	1,831,656
Security Description	Shares	Value
US Bancorp	32,559	$1,800,838
Wells Fargo & Co.	191,490	7,481,514
		45,174,521
BEVERAGES — 2.4%
Brown-Forman Corp. Class B	13,505	931,440
Coca-Cola Co.	148,579	7,831,599
Constellation Brands, Inc. Class A	1,569	357,732
Keurig Dr. Pepper, Inc.	4,869	167,348
Molson Coors Beverage Co. Class B (a)	5,787	296,005
Monster Beverage Corp. (a)	12,946	1,179,251
PepsiCo, Inc.	74,356	10,517,656
		21,281,031
BIOTECHNOLOGY — 4.1%
AbbVie, Inc.	88,657	9,594,460
Alexion Pharmaceuticals, Inc. (a)	1,935	295,881
Alnylam Pharmaceuticals, Inc. (a)	57	8,048
Amgen, Inc.	25,732	6,402,379
Biogen, Inc. (a)	9,495	2,656,226
BioMarin Pharmaceutical, Inc. (a)	8,612	650,292
Exact Sciences Corp. (a)	261	34,395
Gilead Sciences, Inc.	78,880	5,098,014
Incyte Corp. (a)	14,299	1,162,080
Ionis Pharmaceuticals, Inc. (a)	7,752	348,530
Moderna, Inc. (a)	202	26,452
Neurocrine Biosciences, Inc. (a)	4,626	449,878
Regeneron Pharmaceuticals, Inc. (a)	10,899	5,156,753
Sarepta Therapeutics, Inc. (a)	75	5,590
Seagen, Inc. (a)	3,210	445,741
Vertex Pharmaceuticals, Inc. (a)	19,464	4,182,619
		36,517,338
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	4,576	309,383
Allegion PLC	3,173	398,592
Carrier Global Corp.	34,032	1,436,831
Fortune Brands Home & Security, Inc.	1,335	127,920
Johnson Controls International PLC	11,227	669,915
Lennox International, Inc.	181	56,398
Masco Corp.	1,976	118,362
Owens Corning	1,952	179,760
Trane Technologies PLC	1,933	320,028
		3,617,189
CAPITAL MARKETS — 2.6%
Ameriprise Financial, Inc.	5,080	1,180,846
Apollo Global Management, Inc. (c)	1,024	48,138
Bank of New York Mellon Corp.	19,928	942,395
BlackRock, Inc.	5,014	3,780,355
Blackstone Group, Inc. Class A	4,850	361,471
Carlyle Group, Inc.	1,406	51,685
Cboe Global Markets, Inc.	9,065	894,625
Charles Schwab Corp.	13,974	910,825
CME Group, Inc.	12,228	2,497,324

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
FactSet Research Systems, Inc.	1,267	$390,984
Franklin Resources, Inc.	7,683	227,417
Goldman Sachs Group, Inc.	7,583	2,479,641
Intercontinental Exchange, Inc.	20,111	2,245,996
Invesco, Ltd.	11,570	291,795
KKR & Co., Inc.	6,036	294,859
MarketAxess Holdings, Inc.	1,705	848,954
Moody's Corp.	484	144,527
Morgan Stanley	24,974	1,939,481
MSCI, Inc.	144	60,376
Nasdaq, Inc.	823	121,360
Northern Trust Corp.	2,802	294,518
Raymond James Financial, Inc.	1,904	233,354
S&P Global, Inc.	669	236,070
SEI Investments Co.	4,800	292,464
State Street Corp. (d)	7,709	647,633
T Rowe Price Group, Inc.	8,778	1,506,305
Tradeweb Markets, Inc. Class A	485	35,890
		22,959,288
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.	10,200	2,869,668
Albemarle Corp.	904	132,083
Axalta Coating Systems, Ltd. (a)	2,204	65,194
Celanese Corp.	1,244	186,364
CF Industries Holdings, Inc.	3,125	141,812
Corteva, Inc.	10,539	491,328
Dow, Inc.	11,351	725,783
DuPont de Nemours, Inc.	10,960	846,989
Eastman Chemical Co.	2,344	258,121
Ecolab, Inc.	16,862	3,609,648
FMC Corp.	1,057	116,915
International Flavors & Fragrances, Inc.	3,827	534,287
Linde PLC	3,969	1,111,876
LyondellBasell Industries NV Class A	6,753	702,650
Mosaic Co.	8,760	276,904
PPG Industries, Inc.	1,945	292,256
RPM International, Inc.	883	81,104
Sherwin-Williams Co.	343	253,137
		12,696,119
COMMERCIAL SERVICES & SUPPLIES — 1.6%
Cintas Corp.	2,549	869,999
Copart, Inc. (a)	6,814	740,069
Republic Services, Inc.	39,582	3,932,472
Rollins, Inc.	17,050	586,861
Waste Connections, Inc.	33,228	3,587,959
Waste Management, Inc.	36,645	4,727,938
		14,445,298
COMMUNICATIONS EQUIPMENT — 1.7%
Arista Networks, Inc. (a)	2,981	899,934
Cisco Systems, Inc.	209,735	10,845,397
F5 Networks, Inc. (a)	1,991	415,362
Security Description	Shares	Value
Juniper Networks, Inc.	17,266	$437,348
Motorola Solutions, Inc.	15,119	2,843,128
		15,441,169
CONSTRUCTION MATERIALS — 0.0% (b)
Martin Marietta Materials, Inc.	537	180,335
Vulcan Materials Co.	945	159,469
		339,804
CONSUMER FINANCE — 0.5%
Ally Financial, Inc.	12,054	544,961
American Express Co.	7,413	1,048,495
Capital One Financial Corp.	13,863	1,763,790
Discover Financial Services	5,288	502,307
Synchrony Financial	14,435	586,927
		4,446,480
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	66,066	771,651
Avery Dennison Corp.	2,868	526,708
Ball Corp.	4,700	398,278
Crown Holdings, Inc.	1,497	145,269
International Paper Co.	6,841	369,893
Packaging Corp. of America	1,086	146,045
Sealed Air Corp.	1,337	61,261
Westrock Co.	7,274	378,612
		2,797,717
DISTRIBUTORS — 0.1%
Genuine Parts Co.	2,036	235,341
LKQ Corp. (a)	4,499	190,443
Pool Corp.	1,425	491,967
		917,751
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Berkshire Hathaway, Inc. Class B (a)	27,869	7,119,693
Equitable Holdings, Inc.	7,767	253,360
Voya Financial, Inc.	2,416	153,754
		7,526,807
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc.	246,320	7,456,107
Liberty Global PLC Class A (a)	3,096	79,443
Liberty Global PLC Class C (a)	8,454	215,915
Lumen Technologies, Inc.	41,564	554,879
Verizon Communications, Inc.	127,533	7,416,044
		15,722,388
ELECTRIC UTILITIES — 2.5%
Alliant Energy Corp.	8,092	438,263
American Electric Power Co., Inc.	20,769	1,759,134
Duke Energy Corp.	40,625	3,921,531
Edison International	6,275	367,715
Entergy Corp.	3,086	306,964
Evergy, Inc.	6,388	380,278
Eversource Energy	11,641	1,007,994
Exelon Corp.	21,309	932,056

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
FirstEnergy Corp.	8,679	$301,075
NextEra Energy, Inc.	65,104	4,922,513
NRG Energy, Inc.	4,276	161,334
OGE Energy Corp.	3,187	103,131
PG&E Corp. (a)	28,089	328,922
Pinnacle West Capital Corp.	1,586	129,021
PPL Corp.	11,830	341,177
Southern Co.	58,006	3,605,653
Xcel Energy, Inc.	47,295	3,145,591
		22,152,352
ELECTRICAL EQUIPMENT — 0.3%
AMETEK, Inc.	1,269	162,089
Eaton Corp. PLC	4,133	571,511
Emerson Electric Co.	20,607	1,859,164
Generac Holdings, Inc. (a)	207	67,782
Rockwell Automation, Inc.	590	156,610
Sensata Technologies Holding PLC (a)	2,064	119,609
Sunrun, Inc. (a)	315	19,051
		2,955,816
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Amphenol Corp. Class A	48,111	3,173,883
Arrow Electronics, Inc. (a)	2,948	326,697
CDW Corp.	4,920	815,490
Cognex Corp.	4,570	379,264
Corning, Inc.	8,680	377,667
IPG Photonics Corp. (a)	268	56,532
Keysight Technologies, Inc. (a)	18,414	2,640,568
TE Connectivity, Ltd.	5,868	757,617
Trimble, Inc. (a)	1,349	104,939
Zebra Technologies Corp. Class A (a)	241	116,928
		8,749,585
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	20,539	443,848
Halliburton Co.	18,651	400,250
Schlumberger NV	24,835	675,264
		1,519,362
ENTERTAINMENT — 1.8%
Activision Blizzard, Inc.	30,371	2,824,503
Electronic Arts, Inc.	28,473	3,854,390
Liberty Media Corp.-Liberty Formula One Class C (a)	1,753	75,887
Live Nation Entertainment, Inc. (a) (c)	841	71,191
Netflix, Inc. (a)	1,494	779,360
Roku, Inc. (a)	43	14,008
Take-Two Interactive Software, Inc. (a)	15,323	2,707,574
Walt Disney Co. (a)	29,121	5,373,407
		15,700,320
Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.9%
Alexandria Real Estate Equities, Inc. REIT	850	$139,655
American Tower Corp. REIT	10,226	2,444,628
AvalonBay Communities, Inc. REIT	1,248	230,268
Boston Properties, Inc. REIT	1,495	151,384
Camden Property Trust REIT	657	72,211
Crown Castle International Corp. REIT	11,506	1,980,528
Digital Realty Trust, Inc. REIT	1,482	208,725
Duke Realty Corp. REIT	2,787	116,859
Equinix, Inc. REIT	549	373,095
Equity LifeStyle Properties, Inc. REIT	798	50,785
Equity Residential REIT	23,394	1,675,712
Essex Property Trust, Inc. REIT	458	124,503
Extra Space Storage, Inc. REIT	8,690	1,151,859
Healthpeak Properties, Inc. REIT	5,371	170,475
Host Hotels & Resorts, Inc. REIT (a)	12,100	203,885
Invitation Homes, Inc. REIT	3,454	110,493
Iron Mountain, Inc. REIT (c)	3,582	132,570
Medical Properties Trust, Inc. REIT	7,314	155,642
Mid-America Apartment Communities, Inc. REIT	844	121,840
Omega Healthcare Investors, Inc. REIT	2,647	96,960
Prologis, Inc. REIT	4,819	510,814
Public Storage REIT	16,081	3,968,148
Realty Income Corp. REIT	2,483	157,670
Regency Centers Corp. REIT	2,039	115,632
SBA Communications Corp. REIT	1,469	407,721
Simon Property Group, Inc. REIT	4,399	500,474
Sun Communities, Inc. REIT	525	78,771
UDR, Inc. REIT	1,748	76,667
Ventas, Inc. REIT	4,683	249,791
VEREIT, Inc.	2,905	112,191
VICI Properties, Inc. REIT (c)	4,888	138,037
Vornado Realty Trust REIT	2,281	103,535
Welltower, Inc. REIT	3,675	263,240
Weyerhaeuser Co. REIT	6,435	229,086
WP Carey, Inc. REIT	1,745	123,476
		16,747,330
FOOD & STAPLES RETAILING — 2.5%
Costco Wholesale Corp.	15,716	5,539,576
Kroger Co.	120,472	4,335,787
Sysco Corp.	6,460	508,660
Walmart, Inc.	74,288	10,090,539
Walgreens Boots Alliance, Inc.	29,364	1,612,084
		22,086,646
FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	14,213	810,141
Bunge, Ltd.	5,444	431,546
Campbell Soup Co.	12,897	648,332

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Conagra Brands, Inc.	6,369	$239,474
General Mills, Inc.	15,265	936,050
Hershey Co.	26,864	4,248,810
Hormel Foods Corp.	60,000	2,866,800
J.M. Smucker Co.	7,733	978,457
Kellogg Co.	22,274	1,409,944
Kraft Heinz Co.	15,639	625,560
Lamb Weston Holdings, Inc.	929	71,979
McCormick & Co., Inc.	16,088	1,434,406
Mondelez International, Inc. Class A	37,637	2,202,894
Tyson Foods, Inc. Class A	7,181	533,548
		17,437,941
GAS UTILITIES — 0.0% (b)
Atmos Energy Corp.	1,310	129,494
UGI Corp.	3,838	157,396
		286,890
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abbott Laboratories	14,989	1,796,282
ABIOMED, Inc. (a)	110	35,060
Align Technology, Inc. (a)	161	87,186
Baxter International, Inc.	23,405	1,973,978
Becton Dickinson and Co.	5,308	1,290,640
Boston Scientific Corp. (a)	10,266	396,781
Cooper Cos., Inc.	2,647	1,016,686
Danaher Corp.	15,621	3,515,975
DENTSPLY SIRONA, Inc.	5,867	374,373
DexCom, Inc. (a)	112	40,252
Edwards Lifesciences Corp. (a)	19,773	1,653,814
Hologic, Inc. (a)	1,065	79,215
IDEXX Laboratories, Inc. (a)	122	59,696
Insulet Corp. (a)	33	8,610
Intuitive Surgical, Inc. (a)	3,092	2,284,803
Masimo Corp. (a)	3,487	800,824
Medtronic PLC	38,648	4,565,488
Novocure, Ltd. (a)	26	3,437
ResMed, Inc.	4,271	828,659
STERIS PLC	412	78,478
Stryker Corp.	9,156	2,230,219
Teleflex, Inc.	268	111,343
Varian Medical Systems, Inc. (a)	2,729	481,750
West Pharmaceutical Services, Inc.	2,072	583,848
Zimmer Biomet Holdings, Inc.	2,760	441,821
		24,739,218
HEALTH CARE PROVIDERS & SERVICES — 3.4%
AmerisourceBergen Corp.	7,698	908,903
Anthem, Inc.	7,870	2,824,937
Cardinal Health, Inc.	16,920	1,027,890
Centene Corp. (a)	10,144	648,303
Cigna Corp.	6,952	1,680,576
CVS Health Corp.	37,341	2,809,163
DaVita, Inc. (a)	1,071	115,422
Security Description	Shares	Value
HCA Healthcare, Inc.	3,270	$615,872
Henry Schein, Inc. (a)	8,053	557,590
Humana, Inc.	4,298	1,801,937
Laboratory Corp. of America Holdings (a)	1,140	290,734
McKesson Corp.	7,424	1,447,977
Molina Healthcare, Inc. (a)	765	178,826
Quest Diagnostics, Inc.	2,974	381,683
UnitedHealth Group, Inc.	39,457	14,680,766
Universal Health Services, Inc. Class B	1,349	179,943
		30,150,522
HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp.	4,168	299,596
Teladoc Health, Inc. (a)	1,511	274,624
Veeva Systems, Inc. Class A (a)	4,403	1,150,240
		1,724,460
HOTELS, RESTAURANTS & LEISURE — 1.7%
Aramark	4,693	177,302
Booking Holdings, Inc. (a)	1,721	4,009,655
Carnival Corp. (a)	19,954	529,579
Chipotle Mexican Grill, Inc. (a)	54	76,724
Darden Restaurants, Inc.	1,200	170,400
Domino's Pizza, Inc.	1,692	622,301
DraftKings, Inc. Class A (a) (c)	611	37,473
Expedia Group, Inc. (a)	1,186	204,134
Hilton Worldwide Holdings, Inc. (a)	1,025	123,943
Las Vegas Sands Corp. (a)	3,094	187,991
Marriott International, Inc. Class A (a)	1,394	206,465
McDonald's Corp.	22,305	4,999,443
MGM Resorts International	7,218	274,212
Royal Caribbean Cruises, Ltd. (a)	3,931	336,533
Starbucks Corp.	25,290	2,763,438
Vail Resorts, Inc.	226	65,915
Wynn Resorts, Ltd. (a)	984	123,364
Yum! Brands, Inc.	1,538	166,381
		15,075,253
HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	12,816	1,142,162
Garmin, Ltd.	11,721	1,545,414
Lennar Corp. Class A	4,558	461,406
Mohawk Industries, Inc. (a)	1,499	288,273
Newell Brands, Inc.	6,455	172,865
NVR, Inc. (a)	136	640,686
PulteGroup, Inc.	4,323	226,698
Whirlpool Corp.	1,259	277,421
		4,754,925
HOUSEHOLD PRODUCTS — 2.5%
Church & Dwight Co., Inc.	20,050	1,751,367
Clorox Co.	11,344	2,188,031
Colgate-Palmolive Co.	16,662	1,313,465
Kimberly-Clark Corp.	23,978	3,334,141

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Procter & Gamble Co.	104,371	$14,134,965
		22,721,969
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.0% (b)
AES Corp.	7,804	209,225
Vistra Corp.	8,970	158,590
		367,815
INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	20,681	3,984,815
General Electric Co.	144,164	1,892,873
Honeywell International, Inc.	28,829	6,257,911
Roper Technologies, Inc.	538	216,997
		12,352,596
INSURANCE — 4.0%
Aflac, Inc.	30,551	1,563,600
Alleghany Corp. (a)	240	150,310
Allstate Corp.	24,932	2,864,687
American Financial Group, Inc.	1,414	161,337
American International Group, Inc.	22,974	1,061,629
Aon PLC Class A	17,700	4,072,947
Arch Capital Group, Ltd. (a)	7,354	282,173
Arthur J Gallagher & Co.	17,277	2,155,651
Assurant, Inc.	936	132,697
Athene Holding, Ltd. Class A (a)	3,990	201,096
Brown & Brown, Inc.	28,878	1,320,013
Chubb, Ltd.	13,360	2,110,479
Cincinnati Financial Corp.	2,542	262,055
Erie Indemnity Co. Class A	1,985	438,506
Everest Re Group, Ltd.	6,541	1,620,925
Fidelity National Financial, Inc.	10,926	444,251
Globe Life, Inc.	1,457	140,790
Hartford Financial Services Group, Inc.	8,490	567,047
Lincoln National Corp.	6,808	423,934
Loews Corp.	6,515	334,089
Markel Corp. (a)	1,260	1,435,921
Marsh & McLennan Cos., Inc.	21,117	2,572,051
MetLife, Inc.	22,025	1,338,900
Principal Financial Group, Inc.	6,662	399,454
Progressive Corp.	36,973	3,534,989
Prudential Financial, Inc.	12,529	1,141,392
Reinsurance Group of America, Inc.	2,002	252,352
RenaissanceRe Holdings, Ltd.	8,618	1,381,034
Travelers Cos., Inc.	15,766	2,371,206
Willis Towers Watson PLC	4,516	1,033,622
WR Berkley Corp.	1,854	139,699
		35,908,836
INTERACTIVE MEDIA & SERVICES — 2.9%
Alphabet, Inc. Class A (a)	5,318	10,968,481
Alphabet, Inc. Class C (a)	5,583	11,549,161
Facebook, Inc. Class A (a)	10,325	3,041,022
InterActiveCorp (a)	512	110,751
Match Group, Inc. (a)	122	16,760
Pinterest, Inc. Class A (a)	208	15,398
Security Description	Shares	Value
Snap, Inc. Class A (a)	375	$19,609
Twitter, Inc. (a)	2,634	167,602
Zillow Group, Inc. Class A (a)	113	14,846
Zillow Group, Inc. Class C (a) (c)	296	38,374
		25,942,004
INTERNET & DIRECT MARKETING RETAIL — 0.4%
Amazon.com, Inc. (a)	985	3,047,669
Chewy, Inc. Class A (a) (c)	43	3,643
eBay, Inc.	10,328	632,487
Etsy, Inc. (a)	132	26,620
MercadoLibre, Inc. (a)	17	25,026
Wayfair, Inc. Class A (a) (c)	102	32,104
		3,767,549
IT SERVICES — 9.3%
Accenture PLC Class A	38,774	10,711,318
Akamai Technologies, Inc. (a)	16,818	1,713,754
Automatic Data Processing, Inc.	25,894	4,880,242
Black Knight, Inc. (a)	27,177	2,010,826
Booz Allen Hamilton Holding Corp.	14,205	1,143,929
Broadridge Financial Solutions, Inc.	10,470	1,602,957
Cognizant Technology Solutions Corp. Class A	36,710	2,867,785
EPAM Systems, Inc. (a)	137	54,347
Fidelity National Information Services, Inc.	24,340	3,422,447
Fiserv, Inc. (a)	23,747	2,826,843
FleetCor Technologies, Inc. (a)	2,824	758,611
Gartner, Inc. (a)	431	78,679
Global Payments, Inc.	1,878	378,567
GoDaddy, Inc. Class A (a)	370	28,719
International Business Machines Corp.	22,840	3,043,658
Jack Henry & Associates, Inc.	15,417	2,339,067
Mastercard, Inc. Class A	41,256	14,689,199
MongoDB, Inc. (a)	5	1,337
Okta, Inc. (a)	32	7,054
Paychex, Inc.	46,406	4,548,716
PayPal Holdings, Inc. (a)	30,059	7,299,528
Snowflake, Inc. Class A (a)	56	12,840
Square, Inc. Class A (a)	158	35,874
Twilio, Inc. Class A (a)	171	58,270
VeriSign, Inc. (a)	5,062	1,006,123
Visa, Inc. Class A	75,882	16,066,496
Western Union Co.	74,827	1,845,234
		83,432,420
LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Hasbro, Inc.	1,153	110,826
Peloton Interactive, Inc. Class A (a)	111	12,481
		123,307
LIFE SCIENCES TOOLS & SERVICES — 0.5%
10X Genomics, Inc. Class A (a)	34	6,154
Agilent Technologies, Inc.	1,485	188,803

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Avantor, Inc. (a)	3,965	$114,708
Bio-Rad Laboratories, Inc. Class A (a)	1,832	1,046,384
Illumina, Inc. (a)	4,020	1,543,921
IQVIA Holdings, Inc. (a)	1,046	202,024
Mettler-Toledo International, Inc. (a)	728	841,342
PerkinElmer, Inc.	646	82,875
PPD, Inc. (a)	290	10,974
Thermo Fisher Scientific, Inc.	1,648	752,114
Waters Corp. (a)	370	105,143
		4,894,442
MACHINERY — 1.0%
Caterpillar, Inc.	5,775	1,339,049
Cummins, Inc.	5,830	1,510,611
Deere & Co.	2,370	886,712
Dover Corp.	1,193	163,596
Fortive Corp.	2,436	172,079
IDEX Corp.	2,261	473,273
Illinois Tool Works, Inc.	11,498	2,547,037
Ingersoll Rand, Inc. (a)	2,131	104,867
Nordson Corp.	311	61,790
Otis Worldwide Corp.	3,308	226,433
PACCAR, Inc.	4,960	460,883
Parker-Hannifin Corp.	1,022	322,369
Pentair PLC	1,307	81,452
Snap-on, Inc.	1,961	452,481
Stanley Black & Decker, Inc.	1,488	297,109
Westinghouse Air Brake Technologies Corp.	2,002	158,478
Xylem, Inc.	1,297	136,418
		9,394,637
MEDIA — 1.3%
Altice USA, Inc. Class A (a)	2,254	73,323
Cable One, Inc.	18	32,911
Charter Communications, Inc. Class A (a)	2,747	1,694,954
Comcast Corp. Class A	88,775	4,803,615
Discovery, Inc. Class A (a) (c)	4,676	203,219
Discovery, Inc. Class C (a)	11,235	414,459
DISH Network Corp. Class A (a)	4,397	159,171
Fox Corp. Class A	6,171	222,835
Fox Corp. Class B	8,722	304,660
Interpublic Group of Cos., Inc.	6,596	192,603
Liberty Broadband Corp. Class A (a)	193	28,014
Liberty Broadband Corp. Class C (a)	10,420	1,564,563
Liberty Media Corp.-Liberty SiriusXM Class A (a)	5,768	254,254
Liberty Media Corp.-Liberty SiriusXM Class C (a)	2,049	90,381
News Corp. Class A	6,159	156,623
Omnicom Group, Inc.	11,109	823,732
Sirius XM Holdings, Inc. (c)	56,577	344,554
Security Description	Shares	Value
ViacomCBS, Inc. Class B	12,971	$584,992
		11,948,863
METALS & MINING — 0.6%
Freeport-McMoRan, Inc. (a)	17,640	580,885
Newmont Corp.	71,795	4,327,085
Nucor Corp.	7,430	596,406
Steel Dynamics, Inc.	5,248	266,388
		5,770,764
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (b)
AGNC Investment Corp. REIT	8,773	147,036
Annaly Capital Management, Inc. REIT	14,617	125,706
		272,742
MULTI-UTILITIES — 1.0%
Ameren Corp.	2,651	215,685
CenterPoint Energy, Inc.	8,956	202,853
CMS Energy Corp.	12,807	784,045
Consolidated Edison, Inc.	38,869	2,907,401
Dominion Energy, Inc.	22,504	1,709,404
DTE Energy Co.	2,479	330,054
NiSource, Inc.	4,863	117,247
Public Service Enterprise Group, Inc.	6,405	385,645
Sempra Energy	3,363	445,867
WEC Energy Group, Inc.	22,474	2,103,342
		9,201,543
MULTILINE RETAIL — 0.9%
Dollar General Corp.	10,938	2,216,258
Dollar Tree, Inc. (a)	11,115	1,272,223
Target Corp.	22,172	4,391,608
		7,880,089
OIL, GAS & CONSUMABLE FUELS — 2.8%
Cabot Oil & Gas Corp.	15,549	292,010
Cheniere Energy, Inc. (a)	17,430	1,255,134
Chevron Corp.	43,066	4,512,886
ConocoPhillips	33,041	1,750,182
Devon Energy Corp.	21,612	472,222
EOG Resources, Inc.	13,605	986,771
Exxon Mobil Corp.	139,201	7,771,592
Hess Corp.	2,885	204,143
Kinder Morgan, Inc.	38,920	648,018
Marathon Petroleum Corp.	28,994	1,550,889
Occidental Petroleum Corp.	49,450	1,316,359
ONEOK, Inc.	7,414	375,593
Phillips 66	19,160	1,562,306
Pioneer Natural Resources Co.	3,552	564,129
Valero Energy Corp.	21,690	1,553,004
Williams Cos., Inc.	16,190	383,541
		25,198,779
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	6,653	1,935,025

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
PHARMACEUTICALS — 5.7%
Bristol-Myers Squibb Co.	26,063	$1,645,357
Catalent, Inc. (a)	549	57,815
Elanco Animal Health, Inc. (a)	3,555	104,695
Eli Lilly & Co.	25,816	4,822,945
Horizon Therapeutics PLC (a)	416	38,289
Jazz Pharmaceuticals PLC (a)	617	101,416
Johnson & Johnson	117,188	19,259,848
Merck & Co., Inc.	141,631	10,918,334
Pfizer, Inc.	283,828	10,283,088
Royalty Pharma PLC Class A (c)	1,037	45,234
Viatris, Inc. (a)	26,495	370,135
Zoetis, Inc.	20,022	3,153,065
		50,800,221
PROFESSIONAL SERVICES — 0.2%
CoStar Group, Inc. (a)	103	84,655
Equifax, Inc.	538	97,448
IHS Markit, Ltd.	1,696	164,139
Jacobs Engineering Group, Inc.	1,650	213,295
Leidos Holdings, Inc.	1,475	142,013
Robert Half International, Inc.	4,620	360,683
TransUnion	733	65,970
Verisk Analytics, Inc.	5,704	1,007,840
		2,136,043
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (b)
CBRE Group, Inc. Class A (a)	4,846	383,367
ROAD & RAIL — 0.9%
AMERCO	1,289	789,641
CSX Corp.	5,487	529,057
JB Hunt Transport Services, Inc.	2,825	474,798
Kansas City Southern	691	182,369
Knight-Swift Transportation Holdings, Inc.	2,025	97,382
Norfolk Southern Corp.	1,939	520,660
Old Dominion Freight Line, Inc.	2,879	692,140
Uber Technologies, Inc. (a)	2,046	111,528
Union Pacific Corp.	21,210	4,674,896
		8,072,471
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.4%
Advanced Micro Devices, Inc. (a)	754	59,189
Analog Devices, Inc.	2,117	328,304
Applied Materials, Inc.	31,312	4,183,283
Broadcom, Inc.	4,012	1,860,204
Enphase Energy, Inc. (a)	83	13,459
Intel Corp.	200,814	12,852,096
KLA Corp.	5,703	1,884,271
Lam Research Corp.	4,932	2,935,724
Marvell Technology Group, Ltd.	2,955	144,736
Maxim Integrated Products, Inc.	9,362	855,406
Microchip Technology, Inc.	1,279	198,526
Micron Technology, Inc. (a)	23,453	2,068,789
Monolithic Power Systems, Inc.	1,152	406,898
Security Description	Shares	Value
NVIDIA Corp.	16,491	$8,805,040
NXP Semiconductors NV	2,092	421,203
ON Semiconductor Corp. (a)	4,512	187,744
Qorvo, Inc. (a)	664	121,313
QUALCOMM, Inc.	3,720	493,235
Skyworks Solutions, Inc.	5,653	1,037,213
SolarEdge Technologies, Inc. (a)	1,329	382,008
Teradyne, Inc.	5,702	693,819
Texas Instruments, Inc.	42,232	7,981,426
Xilinx, Inc.	7,668	950,065
		48,863,951
SOFTWARE — 6.6%
Adobe, Inc. (a)	22,255	10,579,359
ANSYS, Inc. (a)	233	79,118
Autodesk, Inc. (a)	6,520	1,807,018
Avalara, Inc. (a)	63	8,406
Cadence Design Systems, Inc. (a)	8,119	1,112,222
Ceridian HCM Holding, Inc. (a)	267	22,500
Citrix Systems, Inc.	20,417	2,865,730
Cloudflare, Inc. Class A (a)	53	3,724
Coupa Software, Inc. (a)	17	4,326
Crowdstrike Holdings, Inc. Class A (a) (c)	35	6,388
Datadog, Inc. Class A (a)	44	3,667
DocuSign, Inc. (a)	40	8,098
Dropbox, Inc. Class A (a)	425	11,331
Dynatrace, Inc. (a)	213	10,275
Fair Isaac Corp. (a)	916	445,222
Fortinet, Inc. (a)	5,034	928,370
Guidewire Software, Inc. (a)	196	19,920
HubSpot, Inc. (a)	23	10,447
Intuit, Inc.	10,224	3,916,405
Microsoft Corp.	109,562	25,831,433
NortonLifeLock, Inc.	24,213	514,768
Oracle Corp.	60,630	4,254,407
Palo Alto Networks, Inc. (a)	1,910	615,135
Paycom Software, Inc. (a)	1,487	550,279
PTC, Inc. (a)	252	34,688
RingCentral, Inc. Class A (a)	24	7,149
salesforce.com, Inc. (a)	1,974	418,231
ServiceNow, Inc. (a)	130	65,014
Slack Technologies, Inc. Class A (a)	241	9,792
Splunk, Inc. (a)	183	24,793
SS&C Technologies Holdings, Inc.	1,413	98,726
Synopsys, Inc. (a)	472	116,952
Trade Desk, Inc. Class A (a)	20	13,033
Tyler Technologies, Inc. (a)	6,811	2,891,474
VMware, Inc. Class A (a)	420	63,189
Workday, Inc. Class A (a)	134	33,290
Zendesk, Inc. (a)	55	7,294
Zoom Video Communications, Inc. Class A (a)	6,869	2,206,941
Zscaler, Inc. (a)	24	4,120
		59,603,234

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SPECIALTY RETAIL — 1.4%
Advance Auto Parts, Inc.	896	$164,407
AutoZone, Inc. (a)	1,314	1,845,250
Best Buy Co., Inc.	10,727	1,231,567
Burlington Stores, Inc. (a)	363	108,465
CarMax, Inc. (a)	2,359	312,945
Carvana Co. (a) (c)	68	17,843
Home Depot, Inc.	14,685	4,482,596
Lowe's Cos., Inc.	5,612	1,067,290
O'Reilly Automotive, Inc. (a)	2,392	1,213,342
Ross Stores, Inc.	2,444	293,060
TJX Cos., Inc.	11,235	743,195
Tractor Supply Co.	3,885	687,956
Ulta Beauty, Inc. (a)	423	130,779
		12,298,695
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.9%
Apple, Inc.	186,036	22,724,297
Dell Technologies, Inc. Class C (a)	5,189	457,410
Hewlett Packard Enterprise Co.	50,706	798,113
HP, Inc.	30,725	975,519
NetApp, Inc.	2,528	183,710
Seagate Technology PLC	9,690	743,708
Western Digital Corp.	7,231	482,669
		26,365,426
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Lululemon Athletica, Inc. (a)	3,684	1,129,920
NIKE, Inc. Class B	42,659	5,668,954
VF Corp.	1,965	157,043
		6,955,917
TOBACCO — 0.3%
Altria Group, Inc.	25,213	1,289,897
Philip Morris International, Inc.	16,569	1,470,333
		2,760,230
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	19,528	981,868
United Rentals, Inc. (a)	1,093	359,936
W.W. Grainger, Inc.	1,631	653,917
		1,995,721
Security Description	Shares	Value
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,240	$335,821
Essential Utilities, Inc.	1,652	73,927
		409,748
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
T-Mobile US, Inc. (a)	36,231	4,539,382
TOTAL COMMON STOCKS (Cost $764,798,536)		897,333,049
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (e) (f)	1,239,502	1,239,874
State Street Navigator Securities Lending Portfolio II (g) (h)	584,324	584,324
TOTAL SHORT-TERM INVESTMENTS (Cost $1,824,197)		1,824,198
TOTAL INVESTMENTS — 100.0% (Cost $766,622,733)		899,157,247
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		8,012
NET ASSETS — 100.0%		$899,165,259
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2021.
(d)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$897,333,049	$—	$—	$897,333,049
Short-Term Investments	1,824,198	—	—	1,824,198
TOTAL INVESTMENTS	$899,157,247	$—	$—	$899,157,247
See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Corp.	8,485	$539,222	$168,472	$224,694	$16,427	$148,206	7,709	$647,633	$12,081
State Street Institutional Liquid Reserves Fund, Premier Class	684,342	684,616	21,866,629	21,311,251	(84)	(36)	1,239,502	1,239,874	814
State Street Navigator Securities Lending Portfolio II	1,404,448	1,404,448	7,826,266	8,646,390	—	—	584,324	584,324	9,099
Total		$2,628,286	$29,861,367	$30,182,335	$16,343	$148,170		$2,471,831	$21,994
See accompanying notes to schedule of investments.

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 5.5%
NIO, Inc. ADR (a)	429,196	$16,730,060
Tesla, Inc. (a)	29,570	19,750,690
		36,480,750
COMMUNICATIONS EQUIPMENT — 3.2%
Cisco Systems, Inc.	406,548	21,022,597
ENTERTAINMENT — 6.0%
Netflix, Inc. (a)	35,762	18,655,605
Sea, Ltd. ADR (a)	93,140	20,791,642
		39,447,247
HOTELS, RESTAURANTS & LEISURE — 3.0%
Booking Holdings, Inc. (a)	8,643	20,136,807
INTERACTIVE MEDIA & SERVICES — 8.8%
Alphabet, Inc. Class A (a)	10,183	21,002,641
Facebook, Inc. Class A (a)	65,832	19,389,499
Snap, Inc. Class A (a)	337,897	17,668,634
		58,060,774
INTERNET & DIRECT MARKETING RETAIL — 12.8%
Alibaba Group Holding, Ltd. ADR (a)	68,068	15,433,058
Amazon.com, Inc. (a)	5,780	17,883,782
JD.com, Inc. ADR (a)	218,124	18,394,397
MercadoLibre, Inc. (a)	11,234	16,538,021
Pinduoduo, Inc. ADR (a)	121,992	16,332,289
		84,581,547
IT SERVICES — 7.5%
International Business Machines Corp.	144,973	19,319,102
Shopify, Inc. Class A (a)	17,025	18,838,162
Snowflake, Inc. Class A (a)	50,928	11,676,772
		49,834,036
ROAD & RAIL — 2.8%
Uber Technologies, Inc. (a)	342,348	18,661,390
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 31.4%
Advanced Micro Devices, Inc. (a)	196,594	15,432,629
Applied Materials, Inc.	204,012	27,256,003
Broadcom, Inc.	44,369	20,572,131
Security Description	Shares	Value
Intel Corp.	362,292	$23,186,688
Lam Research Corp.	36,694	21,841,737
Micron Technology, Inc. (a)	255,450	22,533,244
NVIDIA Corp.	34,653	18,502,276
QUALCOMM, Inc.	124,869	16,556,381
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	173,217	20,488,107
Texas Instruments, Inc.	112,169	21,198,819
		207,568,015
SOFTWARE — 16.2%
Adobe, Inc. (a)	37,848	17,991,804
Microsoft Corp.	84,491	19,920,443
Oracle Corp.	297,306	20,861,962
salesforce.com, Inc. (a)	81,000	17,161,470
ServiceNow, Inc. (a)	33,492	16,749,684
Zoom Video Communications, Inc. Class A (a)	45,404	14,587,851
		107,273,214
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.7%
Apple, Inc.	147,229	17,984,023
TOTAL COMMON STOCKS (Cost $507,666,677)		661,050,400
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (b) (c) (Cost $645,457)	645,337	645,531
TOTAL INVESTMENTS — 100.0% (Cost $508,312,134)		661,695,931
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(57,195)
NET ASSETS — 100.0%		$661,638,736
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2021.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$661,050,400	$—	$—	$661,050,400
Short-Term Investment	645,531	—	—	645,531
TOTAL INVESTMENTS	$661,695,931	$—	$—	$661,695,931
See accompanying notes to schedule of investments.

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	350,772	$350,913	$9,433,694	$9,139,044	$(41)	$9	645,337	$645,531	$514
State Street Navigator Securities Lending Portfolio II	—	—	93,844,281	93,844,281	—	—	—	—	15,522
Total		$350,913	$103,277,975	$102,983,325	$(41)	$9		$645,531	$16,036
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.0%
Axon Enterprise, Inc. (a)	124,768	$17,769,459
Curtiss-Wright Corp.	80,026	9,491,084
Hexcel Corp. (a) (b)	163,411	9,151,016
Mercury Systems, Inc. (a)	109,247	7,718,300
		44,129,859
AIR FREIGHT & LOGISTICS — 0.6%
XPO Logistics, Inc. (a)	199,233	24,565,429
AIRLINES — 0.3%
JetBlue Airways Corp. (a)	618,281	12,575,835
AUTO COMPONENTS — 1.7%
Adient PLC (a)	182,136	8,050,411
Dana, Inc.	281,548	6,850,063
Fox Factory Holding Corp. (a)	81,406	10,343,446
Gentex Corp.	476,453	16,995,079
Goodyear Tire & Rubber Co. (a)	449,440	7,896,661
Lear Corp.	106,930	19,381,062
Visteon Corp. (a)	54,349	6,627,861
		76,144,583
AUTOMOBILES — 0.6%
Harley-Davidson, Inc.	298,621	11,974,702
Thor Industries, Inc. (b)	108,262	14,587,222
		26,561,924
BANKS — 7.5%
Associated Banc-Corp.	298,651	6,373,212
BancorpSouth Bank	187,556	6,091,819
Bank of Hawaii Corp. (b)	78,135	6,992,301
Bank OZK	235,305	9,612,209
Cathay General Bancorp	143,396	5,847,689
CIT Group, Inc.	192,983	9,940,554
Commerce Bancshares, Inc.	206,000	15,781,660
Cullen/Frost Bankers, Inc.	110,041	11,968,059
East West Bancorp, Inc.	276,835	20,430,423
First Financial Bankshares, Inc.	277,192	12,953,182
First Horizon National Corp.	1,086,247	18,368,437
FNB Corp.	628,407	7,980,769
Fulton Financial Corp.	319,869	5,447,369
Glacier Bancorp, Inc.	185,926	10,612,656
Hancock Whitney Corp.	168,888	7,094,985
Home BancShares, Inc. (b)	292,918	7,923,432
International Bancshares Corp.	109,770	5,095,523
PacWest Bancorp	225,589	8,606,220
Pinnacle Financial Partners, Inc. (b)	147,447	13,072,651
Prosperity Bancshares, Inc.	181,127	13,564,601
Signature Bank	111,250	25,153,625
Sterling Bancorp	378,128	8,704,507
Synovus Financial Corp.	290,741	13,301,401
TCF Financial Corp.	297,387	13,816,600
Texas Capital Bancshares, Inc. (a) (b)	97,391	6,906,970
Trustmark Corp.	125,045	4,209,015
Security Description	Shares	Value
UMB Financial Corp.	84,409	$7,793,483
Umpqua Holdings Corp.	424,591	7,451,572
United Bankshares, Inc.	252,150	9,727,947
Valley National Bancorp	790,120	10,856,249
Webster Financial Corp.	174,732	9,629,481
Wintrust Financial Corp.	111,193	8,428,429
		329,737,030
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a)	17,930	21,628,600
BIOTECHNOLOGY — 1.9%
Arrowhead Pharmaceuticals, Inc. (a)	202,259	13,411,794
Emergent BioSolutions, Inc. (a)	88,965	8,265,738
Exelixis, Inc. (a)	607,950	13,733,591
Halozyme Therapeutics, Inc. (a)	248,612	10,364,634
Ligand Pharmaceuticals, Inc. (a)	31,700	4,832,665
Neurocrine Biosciences, Inc. (a)	183,165	17,812,796
United Therapeutics Corp. (a)	87,062	14,562,861
		82,984,079
BUILDING PRODUCTS — 2.0%
Builders FirstSource, Inc. (a)	403,744	18,721,609
Lennox International, Inc.	66,972	20,867,806
Owens Corning	205,181	18,895,118
Simpson Manufacturing Co., Inc.	84,748	8,790,910
Trex Co., Inc. (a)	226,426	20,727,036
		88,002,479
CAPITAL MARKETS — 2.3%
Affiliated Managers Group, Inc.	83,330	12,418,670
Evercore, Inc. Class A	82,159	10,823,627
FactSet Research Systems, Inc.	74,227	22,905,710
Federated Hermes, Inc.	179,896	5,630,745
Interactive Brokers Group, Inc. Class A	157,430	11,498,687
Janus Henderson Group PLC	333,547	10,389,989
SEI Investments Co.	232,894	14,190,231
Stifel Financial Corp.	205,187	13,144,279
		101,001,938
CHEMICALS — 2.7%
Ashland Global Holdings, Inc.	106,729	9,474,333
Avient Corp.	178,382	8,432,117
Cabot Corp.	108,429	5,686,017
Chemours Co.	321,598	8,975,800
Ingevity Corp. (a)	79,234	5,984,544
Minerals Technologies, Inc.	64,574	4,863,714
NewMarket Corp.	14,353	5,456,437
Olin Corp.	278,090	10,559,077
RPM International, Inc.	253,646	23,297,385
Scotts Miracle-Gro Co.	79,353	19,439,105
Sensient Technologies Corp.	82,537	6,437,886
Valvoline, Inc.	354,661	9,246,012
		117,852,427

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 1.8%
Brink's Co.	96,343	$7,633,256
Clean Harbors, Inc. (a)	98,539	8,283,188
Healthcare Services Group, Inc. (b)	147,205	4,126,156
Herman Miller, Inc.	114,630	4,717,025
IAA, Inc. (a)	263,075	14,505,955
KAR Auction Services, Inc. (a) (b)	255,497	3,832,455
MSA Safety, Inc.	71,194	10,680,524
Stericycle, Inc. (a)	178,443	12,046,687
Tetra Tech, Inc.	105,835	14,363,926
		80,189,172
COMMUNICATIONS EQUIPMENT — 0.9%
Ciena Corp. (a)	302,381	16,546,289
Lumentum Holdings, Inc. (a) (b)	147,503	13,474,399
NetScout Systems, Inc. (a)	142,662	4,017,362
ViaSat, Inc. (a) (b)	126,761	6,093,401
		40,131,451
CONSTRUCTION & ENGINEERING — 1.4%
AECOM (a)	288,847	18,517,981
Dycom Industries, Inc. (a)	59,852	5,557,258
EMCOR Group, Inc.	106,127	11,903,204
Fluor Corp. (a)	243,621	5,625,209
MasTec, Inc. (a) (b)	110,336	10,338,483
Valmont Industries, Inc.	41,044	9,754,928
		61,697,063
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	81,839	10,999,980
CONSUMER FINANCE — 0.7%
FirstCash, Inc.	80,124	5,261,743
LendingTree, Inc. (a) (b)	21,514	4,582,482
Navient Corp.	358,823	5,134,757
Prog Holdings, Inc.	131,714	5,701,899
SLM Corp.	653,822	11,749,182
		32,430,063
CONTAINERS & PACKAGING — 0.9%
AptarGroup, Inc.	127,428	18,052,725
Greif, Inc. Class A	52,230	2,977,110
Silgan Holdings, Inc.	149,893	6,300,003
Sonoco Products Co.	195,724	12,389,329
		39,719,167
DIVERSIFIED CONSUMER SERVICES — 1.1%
Adtalem Global Education, Inc. (a)	97,914	3,871,520
Graham Holdings Co. Class B	7,965	4,479,835
Grand Canyon Education, Inc. (a)	90,587	9,701,868
H&R Block, Inc. (b)	358,428	7,813,730
Service Corp. International	331,290	16,912,354
Strategic Education, Inc.	47,631	4,377,765
Security Description	Shares	Value
WW International, Inc. (a)	92,960	$2,907,789
		50,064,861
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Jefferies Financial Group, Inc.	395,923	11,917,282
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Iridium Communications, Inc. (a)	230,997	9,528,626
ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	101,530	6,821,801
Hawaiian Electric Industries, Inc.	213,350	9,479,140
IDACORP, Inc.	98,654	9,862,440
OGE Energy Corp.	389,731	12,611,695
PNM Resources, Inc.	167,774	8,229,315
		47,004,391
ELECTRICAL EQUIPMENT — 1.8%
Acuity Brands, Inc. (b)	70,428	11,620,620
EnerSys	83,082	7,543,846
Hubbell, Inc.	105,915	19,794,454
nVent Electric PLC	328,771	9,175,999
Regal Beloit Corp.	79,388	11,327,080
Sunrun, Inc. (a) (b)	312,901	18,924,252
		78,386,251
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.3%
Arrow Electronics, Inc. (a)	145,844	16,162,432
Avnet, Inc.	193,629	8,037,540
Belden, Inc.	88,134	3,910,506
Cognex Corp.	343,198	28,482,002
Coherent, Inc. (a)	47,396	11,985,974
II-VI, Inc. (a) (b)	204,592	13,987,955
Jabil, Inc.	264,722	13,807,899
Littelfuse, Inc.	47,941	12,677,518
National Instruments Corp.	256,411	11,073,109
SYNNEX Corp.	79,831	9,167,792
Vishay Intertechnology, Inc.	258,096	6,214,952
Vontier Corp. (a)	329,528	9,974,813
		145,482,492
ENERGY EQUIPMENT & SERVICES — 0.2%
ChampionX Corp. (a)	362,971	7,887,360
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (a) (b)	212,588	4,338,921
World Wrestling Entertainment, Inc. Class A	90,833	4,928,599
		9,267,520
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.7%
American Campus Communities, Inc. REIT	268,176	11,577,158
Apartment Income REIT Corp.	291,024	12,444,186

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Brixmor Property Group, Inc. REIT	578,148	$11,695,934
Camden Property Trust REIT	190,767	20,967,201
CoreSite Realty Corp. REIT	83,651	10,025,572
Corporate Office Properties Trust REIT	218,237	5,746,180
Cousins Properties, Inc. REIT	290,412	10,266,064
CyrusOne, Inc. REIT	235,578	15,953,342
Douglas Emmett, Inc. REIT	322,396	10,123,234
EastGroup Properties, Inc. REIT	77,526	11,107,925
EPR Properties REIT	145,506	6,779,125
First Industrial Realty Trust, Inc. REIT	251,565	11,519,161
Healthcare Realty Trust, Inc. REIT	269,096	8,158,991
Highwoods Properties, Inc. REIT	203,093	8,720,813
Hudson Pacific Properties, Inc. REIT	295,007	8,003,540
JBG SMITH Properties REIT	216,038	6,867,848
Kilroy Realty Corp. REIT	206,625	13,560,799
Lamar Advertising Co. Class A REIT	169,083	15,880,275
Life Storage, Inc. REIT	147,545	12,681,493
Macerich Co. REIT (b)	221,552	2,592,158
Medical Properties Trust, Inc. REIT	1,131,477	24,077,831
National Retail Properties, Inc. REIT	341,853	15,065,462
Omega Healthcare Investors, Inc. REIT	453,243	16,602,291
Park Hotels & Resorts, Inc. REIT (a) (b)	458,408	9,892,445
Pebblebrook Hotel Trust REIT	255,513	6,206,411
Physicians Realty Trust REIT	411,697	7,274,686
PotlatchDeltic Corp. REIT	130,275	6,894,153
PS Business Parks, Inc. REIT	39,081	6,041,141
Rayonier, Inc. REIT	270,026	8,708,339
Rexford Industrial Realty, Inc. REIT	256,770	12,941,208
Sabra Health Care REIT, Inc.	409,291	7,105,292
Service Properties Trust REIT	325,912	3,865,316
SL Green Realty Corp. REIT (b)	135,517	9,484,835
Spirit Realty Capital, Inc. REIT	223,744	9,509,120
STORE Capital Corp. REIT	465,877	15,606,880
Urban Edge Properties REIT	216,866	3,582,626
Weingarten Realty Investors REIT	234,645	6,314,297
		383,843,332
FOOD & STAPLES RETAILING — 0.9%
BJ's Wholesale Club Holdings, Inc. (a) (b)	265,875	11,927,153
Casey's General Stores, Inc.	72,230	15,615,404
Grocery Outlet Holding Corp. (a) (b)	169,410	6,249,535
Security Description	Shares	Value
Sprouts Farmers Market, Inc. (a) (b)	229,533	$6,110,168
		39,902,260
FOOD PRODUCTS — 1.9%
Darling Ingredients, Inc. (a)	316,722	23,304,405
Flowers Foods, Inc.	384,789	9,157,978
Hain Celestial Group, Inc. (a) (b)	160,115	6,981,014
Ingredion, Inc.	130,768	11,758,658
Lancaster Colony Corp.	38,114	6,683,671
Pilgrim's Pride Corp. (a)	95,953	2,282,722
Post Holdings, Inc. (a)	117,067	12,376,323
Sanderson Farms, Inc.	38,687	6,026,661
Tootsie Roll Industries, Inc. (b)	35,263	1,168,247
TreeHouse Foods, Inc. (a)	109,208	5,705,026
		85,444,705
GAS UTILITIES — 1.3%
National Fuel Gas Co.	178,125	8,904,469
New Jersey Resources Corp.	188,123	7,500,464
ONE Gas, Inc.	103,656	7,972,183
Southwest Gas Holdings, Inc.	111,659	7,672,090
Spire, Inc.	100,514	7,426,979
UGI Corp.	405,305	16,621,558
		56,097,743
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Avanos Medical, Inc. (a) (b)	94,705	4,142,397
Cantel Medical Corp. (a)	73,125	5,838,300
Globus Medical, Inc. Class A (a)	149,854	9,241,496
Haemonetics Corp. (a)	99,013	10,991,433
Hill-Rom Holdings, Inc.	129,806	14,340,967
ICU Medical, Inc. (a)	38,592	7,928,341
Integra LifeSciences Holdings Corp. (a)	136,814	9,452,479
LivaNova PLC (a)	94,680	6,980,756
Masimo Corp. (a)	99,140	22,768,492
Neogen Corp. (a)	103,709	9,218,693
NuVasive, Inc. (a)	99,934	6,551,673
Penumbra, Inc. (a) (b)	66,071	17,877,491
Quidel Corp. (a) (b)	75,321	9,635,816
STAAR Surgical Co. (a)	90,971	9,589,253
		144,557,587
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Acadia Healthcare Co., Inc. (a)	173,418	9,909,104
Amedisys, Inc. (a)	64,282	17,021,231
Chemed Corp.	31,208	14,350,062
Encompass Health Corp.	194,102	15,896,954
HealthEquity, Inc. (a)	161,849	11,005,732
LHC Group, Inc. (a)	61,758	11,808,747
Molina Healthcare, Inc. (a)	113,139	26,447,373
Patterson Cos., Inc. (b)	169,166	5,404,854
Tenet Healthcare Corp. (a)	207,450	10,787,400
		122,631,457

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 2.8%
Boyd Gaming Corp. (a) (b)	156,833	$9,246,874
Choice Hotels International, Inc. (b)	56,216	6,031,415
Churchill Downs, Inc.	67,719	15,400,655
Cracker Barrel Old Country Store, Inc.	46,203	7,987,574
Jack in the Box, Inc.	44,974	4,937,246
Marriott Vacations Worldwide Corp. (a)	79,952	13,926,039
Papa John's International, Inc.	64,092	5,681,115
Scientific Games Corp. Class A (a)	111,042	4,277,338
Six Flags Entertainment Corp. (a) (b)	147,542	6,856,277
Texas Roadhouse, Inc. (a)	127,522	12,234,461
Travel + Leisure Co.	167,988	10,274,146
Wendy's Co.	344,358	6,976,693
Wingstop, Inc.	58,024	7,378,912
Wyndham Hotels & Resorts, Inc.	181,493	12,664,581
		123,873,326
HOUSEHOLD DURABLES — 1.6%
Helen of Troy, Ltd. (a) (b)	47,662	10,040,477
KB Home	173,938	8,093,335
Taylor Morrison Home Corp. (a)	251,711	7,755,216
Tempur Sealy International, Inc.	373,436	13,652,820
Toll Brothers, Inc.	219,071	12,427,898
TopBuild Corp. (a) (b)	64,517	13,511,795
Tri Pointe Homes, Inc. (a) (b)	232,798	4,739,767
		70,221,308
HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc. (b)	113,001	5,363,027
INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	104,260	17,159,111
INSURANCE — 4.2%
Alleghany Corp. (a)	27,323	17,112,122
American Financial Group, Inc.	136,883	15,618,350
Brighthouse Financial, Inc. (a)	170,762	7,556,219
Brown & Brown, Inc.	457,870	20,929,238
CNO Financial Group, Inc.	263,033	6,389,072
First American Financial Corp.	214,722	12,164,001
Genworth Financial, Inc. Class A (a)	1,000,372	3,321,235
Hanover Insurance Group, Inc.	71,166	9,213,150
Kemper Corp.	120,273	9,588,164
Kinsale Capital Group, Inc.	41,805	6,889,464
Mercury General Corp. (b)	52,344	3,183,039
Old Republic International Corp.	551,179	12,037,749
Primerica, Inc.	76,165	11,258,710
Reinsurance Group of America, Inc.	132,889	16,750,658
RenaissanceRe Holdings, Ltd.	99,193	15,895,678
RLI Corp.	77,637	8,661,960
Security Description	Shares	Value
Selective Insurance Group, Inc.	117,547	$8,526,859
		185,095,668
INTERACTIVE MEDIA & SERVICES — 0.4%
TripAdvisor, Inc. (a) (b)	188,459	10,137,210
Yelp, Inc. (a)	137,529	5,363,631
		15,500,841
INTERNET & DIRECT MARKETING RETAIL — 0.2%
GrubHub, Inc. (a)	182,447	10,946,820
IT SERVICES — 1.7%
Alliance Data Systems Corp.	97,079	10,881,585
Concentrix Corp. (a)	81,440	12,193,197
LiveRamp Holdings, Inc. (a)	130,319	6,760,950
MAXIMUS, Inc.	118,817	10,579,466
Perspecta, Inc.	263,619	7,658,132
Sabre Corp. (a) (b)	613,378	9,084,128
WEX, Inc. (a)	85,987	17,990,200
		75,147,658
LEISURE EQUIPMENT & PRODUCTS — 1.2%
Brunswick Corp.	152,050	14,501,009
Mattel, Inc. (a)	678,432	13,514,365
Polaris, Inc.	113,551	15,159,058
YETI Holdings, Inc. (a)	146,593	10,585,481
		53,759,913
LIFE SCIENCES TOOLS & SERVICES — 2.6%
Bio-Techne Corp.	75,674	28,902,171
Charles River Laboratories International, Inc. (a)	97,007	28,115,539
Medpace Holdings, Inc. (a)	53,744	8,816,703
PRA Health Sciences, Inc. (a)	126,166	19,345,033
Repligen Corp. (a)	99,283	19,301,608
Syneos Health, Inc. (a)	161,599	12,257,284
		116,738,338
MACHINERY — 5.3%
AGCO Corp.	120,221	17,269,747
Colfax Corp. (a) (b)	224,830	9,849,802
Crane Co.	95,492	8,967,654
Donaldson Co., Inc.	246,574	14,340,744
Flowserve Corp.	254,620	9,881,802
Graco, Inc.	329,070	23,567,993
ITT, Inc.	168,553	15,323,153
Kennametal, Inc.	162,530	6,496,324
Lincoln Electric Holdings, Inc.	116,282	14,295,709
Middleby Corp. (a)	108,826	18,037,909
Nordson Corp.	105,210	20,903,123
Oshkosh Corp.	133,226	15,808,597
Terex Corp.	135,066	6,222,491
Timken Co.	133,604	10,844,637
Toro Co.	209,633	21,621,548
Trinity Industries, Inc.	160,350	4,568,372

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Woodward, Inc.	114,267	$13,784,028
		231,783,633
MARINE — 0.2%
Kirby Corp. (a)	117,440	7,079,283
MEDIA — 1.0%
Cable One, Inc.	10,619	19,415,355
John Wiley & Sons, Inc. Class A	84,645	4,587,759
New York Times Co. Class A	282,569	14,303,643
TEGNA, Inc.	429,316	8,084,020
		46,390,777
METALS & MINING — 2.3%
Cleveland-Cliffs, Inc. (b)	897,429	18,047,297
Commercial Metals Co. (b)	233,746	7,208,726
Compass Minerals International, Inc.	67,118	4,209,641
Reliance Steel & Aluminum Co.	124,372	18,940,612
Royal Gold, Inc.	128,253	13,802,588
Steel Dynamics, Inc.	392,016	19,898,732
United States Steel Corp.	513,135	13,428,743
Worthington Industries, Inc.	67,265	4,512,809
		100,049,148
MULTI-UTILITIES — 0.6%
Black Hills Corp.	122,677	8,191,143
MDU Resources Group, Inc.	390,645	12,348,289
NorthWestern Corp.	98,510	6,422,852
		26,962,284
MULTILINE RETAIL — 0.8%
Kohl's Corp.	308,288	18,377,047
Nordstrom, Inc. (a)	212,786	8,058,206
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	110,828	9,642,036
		36,077,289
OIL, GAS & CONSUMABLE FUELS — 1.1%
Antero Midstream Corp. (b)	564,209	5,094,807
Cimarex Energy Co.	200,450	11,904,726
CNX Resources Corp. (a)	429,190	6,309,093
EQT Corp. (a)	544,985	10,125,821
Equitrans Midstream Corp.	793,791	6,477,335
Murphy Oil Corp.	280,712	4,606,484
World Fuel Services Corp.	122,650	4,317,280
		48,835,546
PAPER & FOREST PRODUCTS — 0.4%
Domtar Corp.	106,951	3,951,839
Louisiana-Pacific Corp.	208,226	11,548,214
		15,500,053
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (a)	551,506	4,969,069
Nu Skin Enterprises, Inc. Class A	98,904	5,231,033
		10,200,102
Security Description	Shares	Value
PHARMACEUTICALS — 0.6%
Jazz Pharmaceuticals PLC (a)	109,751	$18,039,772
Nektar Therapeutics (a) (b)	354,838	7,096,760
		25,136,532
PROFESSIONAL SERVICES — 1.8%
ASGN, Inc. (a)	102,485	9,781,168
CACI International, Inc. Class A (a)	49,371	12,177,851
CoreLogic, Inc.	142,992	11,332,116
FTI Consulting, Inc. (a)	66,952	9,380,645
Insperity, Inc.	68,086	5,701,522
KBR, Inc.	275,290	10,568,383
ManpowerGroup, Inc.	107,468	10,628,585
Science Applications International Corp. (b)	113,341	9,474,174
		79,044,444
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc. (a)	99,941	17,893,437
ROAD & RAIL — 1.0%
Avis Budget Group, Inc. (a)	100,547	7,293,680
Knight-Swift Transportation Holdings, Inc.	239,577	11,521,258
Landstar System, Inc.	75,089	12,394,190
Ryder System, Inc.	104,883	7,934,399
Werner Enterprises, Inc.	111,624	5,265,304
		44,408,831
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Amkor Technology, Inc.	210,342	4,987,209
Brooks Automation, Inc.	145,312	11,864,725
Cirrus Logic, Inc. (a)	113,055	9,585,933
CMC Materials, Inc.	56,841	10,048,920
Cree, Inc. (a)	224,860	24,314,112
First Solar, Inc. (a)	165,736	14,468,753
MKS Instruments, Inc.	107,446	19,922,637
Semtech Corp. (a)	125,406	8,653,014
Silicon Laboratories, Inc. (a)	85,609	12,076,862
SolarEdge Technologies, Inc. (a)	100,580	28,910,715
Synaptics, Inc. (a) (b)	68,269	9,244,988
Universal Display Corp.	83,810	19,843,694
		173,921,562
SOFTWARE — 4.0%
ACI Worldwide, Inc. (a)	228,097	8,679,091
Blackbaud, Inc. (a)	94,491	6,716,420
CDK Global, Inc.	237,186	12,822,275
Ceridian HCM Holding, Inc. (a)	255,259	21,510,676
CommVault Systems, Inc. (a)	90,032	5,807,064
Fair Isaac Corp. (a)	56,981	27,695,615
InterDigital, Inc.	60,952	3,867,405
J2 Global, Inc. (a)	83,025	9,951,377
Manhattan Associates, Inc. (a)	124,377	14,599,372
Paylocity Holding Corp. (a)	73,057	13,137,840

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
PTC, Inc. (a)	204,997	$28,217,837
Qualys, Inc. (a) (b)	65,573	6,870,739
SailPoint Technologies Holding, Inc. (a)	178,808	9,054,837
Teradata Corp. (a)	213,041	8,210,600
		177,141,148
SPECIALTY RETAIL — 3.1%
American Eagle Outfitters, Inc. (b)	292,326	8,547,612
AutoNation, Inc. (a)	107,717	10,041,379
Dick's Sporting Goods, Inc. (b)	128,036	9,749,941
Five Below, Inc. (a)	108,902	20,777,413
Foot Locker, Inc.	203,703	11,458,294
Lithia Motors, Inc. Class A	51,915	20,251,522
Murphy USA, Inc.	49,518	7,158,322
RH (a)	31,844	18,998,130
Urban Outfitters, Inc. (a)	133,060	4,948,501
Williams-Sonoma, Inc.	149,322	26,758,503
		138,689,617
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
NCR Corp. (a) (b)	254,847	9,671,444
Xerox Holdings Corp.	326,132	7,915,223
		17,586,667
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Capri Holdings, Ltd. (a)	294,397	15,014,247
Carter's, Inc. (a) (b)	86,311	7,675,637
Columbia Sportswear Co.	59,403	6,274,739
Deckers Outdoor Corp. (a)	55,113	18,210,438
Skechers U.S.A., Inc. Class A (a)	266,479	11,114,839
		58,289,900
THRIFTS & MORTGAGE FINANCE — 0.8%
Essent Group, Ltd.	221,058	10,498,045
MGIC Investment Corp.	661,704	9,164,600
New York Community Bancorp, Inc.	910,387	11,489,084
Washington Federal, Inc.	144,139	4,439,481
		35,591,210
TRADING COMPANIES & DISTRIBUTORS — 0.9%
GATX Corp. (b)	68,303	6,334,420
MSC Industrial Direct Co., Inc. Class A (b)	90,113	8,127,292
Univar Solutions, Inc. (a)	329,637	7,100,381
Watsco, Inc.	64,299	16,765,964
		38,328,057
WATER UTILITIES — 0.4%
Essential Utilities, Inc.	436,629	19,539,148
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	194,275	$4,460,554
TOTAL COMMON STOCKS (Cost $3,408,634,175)		4,409,082,178
RIGHTS — 0.0% (a) (c)
BIOTECHNOLOGY — 0.0% (c)
Omthera Pharmaceuticals, Inc. (CVR) (a) (b) (d)	212	—
TOTAL RIGHTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (e) (f)	1,240,741	1,241,113
State Street Navigator Securities Lending Portfolio II (g) (h)	160,089,898	160,089,898
TOTAL SHORT-TERM INVESTMENTS (Cost $161,331,011)		161,331,011
TOTAL INVESTMENTS — 103.5% (Cost $3,569,965,186)		4,570,413,189
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(156,510,782)
NET ASSETS — 100.0%		$4,413,902,407
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,409,082,178	$—	$—	$4,409,082,178
Rights	—	—	0(a)	0
Short-Term Investments	161,331,011	—	—	161,331,011
TOTAL INVESTMENTS	$4,570,413,189	$—	$0	$4,570,413,189
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2021.
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	823,084	$823,413	$85,810,594	$85,392,187	$(707)	$—	1,240,741	$1,241,113	$1,308
State Street Navigator Securities Lending Portfolio II	72,210,726	72,210,726	520,565,819	432,686,647	—	—	160,089,898	160,089,898	165,576
Total		$73,034,139	$606,376,413	$518,078,834	$(707)	$—		$161,331,011	$166,884
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.7%
Boeing Co. (a)	150,370	$38,302,246
General Dynamics Corp.	63,843	11,591,335
Howmet Aerospace, Inc. (a)	110,390	3,546,831
Huntington Ingalls Industries, Inc.	11,566	2,380,861
L3Harris Technologies, Inc.	57,543	11,662,815
Lockheed Martin Corp.	67,798	25,051,361
Northrop Grumman Corp.	42,534	13,765,704
Raytheon Technologies Corp.	419,164	32,388,802
Teledyne Technologies, Inc. (a)	10,613	4,390,067
Textron, Inc.	64,708	3,628,825
TransDigm Group, Inc. (a)	15,041	8,842,905
		155,551,752
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	38,086	3,634,547
Expeditors International of Washington, Inc.	47,564	5,122,167
FedEx Corp.	66,506	18,890,364
United Parcel Service, Inc. Class B	197,541	33,579,995
		61,227,073
AIRLINES — 0.3%
Alaska Air Group, Inc. (a)	35,157	2,433,216
American Airlines Group, Inc. (a)	157,963	3,775,315
Delta Air Lines, Inc. (a)	174,871	8,442,772
Southwest Airlines Co. (a)	161,897	9,885,431
United Airlines Holdings, Inc. (a)	82,748	4,761,320
		29,298,054
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	74,401	10,259,898
BorgWarner, Inc.	69,073	3,202,224
		13,462,122
AUTOMOBILES — 1.9%
Ford Motor Co. (a)	1,076,231	13,183,830
General Motors Co. (a)	345,785	19,868,806
Tesla, Inc. (a)	210,792	140,794,300
		173,846,936
BANKS — 4.5%
Bank of America Corp.	2,082,244	80,562,020
Citigroup, Inc.	574,786	41,815,681
Citizens Financial Group, Inc.	120,846	5,335,351
Comerica, Inc.	39,494	2,833,300
Fifth Third Bancorp	194,859	7,297,470
First Republic Bank	48,284	8,051,357
Huntington Bancshares, Inc.	287,815	4,524,452
JPMorgan Chase & Co.	836,376	127,321,518
KeyCorp.	266,607	5,326,808
M&T Bank Corp.	36,340	5,509,507
People's United Financial, Inc.	120,356	2,154,372
PNC Financial Services Group, Inc.	116,294	20,399,131
Regions Financial Corp.	271,701	5,613,343
Security Description	Shares	Value
SVB Financial Group (a)	14,211	$7,015,402
Truist Financial Corp.	370,587	21,612,634
US Bancorp	376,610	20,830,299
Wells Fargo & Co.	1,133,049	44,268,224
Zions Bancorp NA	46,331	2,546,352
		413,017,221
BEVERAGES — 1.5%
Brown-Forman Corp. Class B	51,706	3,566,163
Coca-Cola Co.	1,062,978	56,029,570
Constellation Brands, Inc. Class A	46,573	10,618,644
Molson Coors Beverage Co. Class B (a)	52,472	2,683,943
Monster Beverage Corp. (a)	101,293	9,226,779
PepsiCo, Inc.	378,099	53,482,104
		135,607,203
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	484,029	52,381,618
Alexion Pharmaceuticals, Inc. (a)	60,250	9,212,828
Amgen, Inc.	159,130	39,593,135
Biogen, Inc. (a)	42,108	11,779,713
Gilead Sciences, Inc.	344,969	22,295,346
Incyte Corp. (a)	52,603	4,275,046
Regeneron Pharmaceuticals, Inc. (a)	28,653	13,556,880
Vertex Pharmaceuticals, Inc. (a)	71,404	15,344,006
		168,438,572
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	38,258	2,586,623
Allegion PLC	25,977	3,263,231
Carrier Global Corp.	223,991	9,456,900
Fortune Brands Home & Security, Inc.	39,394	3,774,733
Johnson Controls International PLC	198,354	11,835,783
Masco Corp.	74,026	4,434,158
Trane Technologies PLC	65,647	10,868,517
		46,219,945
CAPITAL MARKETS — 2.9%
Ameriprise Financial, Inc.	31,973	7,432,124
Bank of New York Mellon Corp.	222,272	10,511,243
BlackRock, Inc.	39,165	29,528,843
Cboe Global Markets, Inc.	28,293	2,792,236
Charles Schwab Corp.	410,705	26,769,752
CME Group, Inc.	98,761	20,169,959
Franklin Resources, Inc.	77,087	2,281,775
Goldman Sachs Group, Inc.	94,751	30,983,577
Intercontinental Exchange, Inc.	154,295	17,231,666
Invesco, Ltd.	106,567	2,687,620
MarketAxess Holdings, Inc.	10,441	5,198,783
Moody's Corp.	44,143	13,181,541
Morgan Stanley	411,268	31,939,073
MSCI, Inc.	22,716	9,524,365
Nasdaq, Inc.	31,938	4,709,577
Northern Trust Corp.	58,746	6,174,792

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Raymond James Financial, Inc.	34,354	$4,210,426
S&P Global, Inc.	66,276	23,386,812
State Street Corp. (b)	96,369	8,095,960
T Rowe Price Group, Inc.	62,509	10,726,544
		267,536,668
CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	60,562	17,038,513
Albemarle Corp.	30,332	4,431,809
Celanese Corp.	31,287	4,687,106
CF Industries Holdings, Inc.	60,478	2,744,492
Corteva, Inc.	203,951	9,508,196
Dow, Inc.	202,894	12,973,042
DuPont de Nemours, Inc.	147,912	11,430,639
Eastman Chemical Co.	38,282	4,215,614
Ecolab, Inc.	68,062	14,570,032
FMC Corp.	36,624	4,050,981
International Flavors & Fragrances, Inc.	68,402	9,549,603
Linde PLC	143,331	40,152,746
LyondellBasell Industries NV Class A	70,476	7,333,028
Mosaic Co.	97,526	3,082,797
PPG Industries, Inc.	64,981	9,764,045
Sherwin-Williams Co.	22,137	16,337,327
		171,869,970
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	24,742	8,444,692
Copart, Inc. (a)	58,715	6,377,036
Republic Services, Inc.	59,627	5,923,943
Rollins, Inc.	62,503	2,151,353
Waste Management, Inc.	106,490	13,739,340
		36,636,364
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	15,474	4,671,446
Cisco Systems, Inc.	1,157,101	59,833,693
F5 Networks, Inc. (a)	16,788	3,502,312
Juniper Networks, Inc.	94,070	2,382,793
Motorola Solutions, Inc.	46,300	8,706,715
		79,096,959
CONSTRUCTION & ENGINEERING — 0.0% (c)
Quanta Services, Inc.	39,440	3,469,931
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	17,489	5,873,156
Vulcan Materials Co.	37,347	6,302,306
		12,175,462
CONSUMER FINANCE — 0.6%
American Express Co.	179,487	25,386,641
Capital One Financial Corp.	125,189	15,927,797
Discover Financial Services	84,042	7,983,150
Synchrony Financial	153,576	6,244,400
		55,541,988
Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	443,634	$5,181,645
Avery Dennison Corp.	23,716	4,355,443
Ball Corp.	90,214	7,644,734
International Paper Co.	110,349	5,966,571
Packaging Corp. of America	26,859	3,611,998
Sealed Air Corp.	43,940	2,013,331
Westrock Co.	74,112	3,857,530
		32,631,252
DISTRIBUTORS — 0.1%
Genuine Parts Co.	40,723	4,707,172
LKQ Corp. (a)	77,113	3,264,193
Pool Corp.	11,404	3,937,117
		11,908,482
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Berkshire Hathaway, Inc. Class B (a)	522,601	133,508,877
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc.	1,954,708	59,169,010
Lumen Technologies, Inc.	274,722	3,667,539
Verizon Communications, Inc.	1,134,215	65,954,602
		128,791,151
ELECTRIC UTILITIES — 1.7%
Alliant Energy Corp.	70,576	3,822,396
American Electric Power Co., Inc.	135,823	11,504,208
Duke Energy Corp.	210,717	20,340,512
Edison International	107,011	6,270,845
Entergy Corp.	56,597	5,629,704
Evergy, Inc.	63,889	3,803,312
Eversource Energy	94,337	8,168,641
Exelon Corp.	266,879	11,673,287
FirstEnergy Corp.	153,470	5,323,874
NextEra Energy, Inc.	537,133	40,612,626
NRG Energy, Inc.	69,083	2,606,502
Pinnacle West Capital Corp.	31,921	2,596,773
PPL Corp.	217,326	6,267,682
Southern Co.	290,179	18,037,527
Xcel Energy, Inc.	148,924	9,904,935
		156,562,824
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	64,980	8,299,896
Eaton Corp. PLC	109,207	15,101,144
Emerson Electric Co.	164,029	14,798,696
Generac Holdings, Inc. (a)	17,272	5,655,716
Rockwell Automation, Inc.	31,884	8,463,289
		52,318,741
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	163,600	10,792,692
CDW Corp.	38,644	6,405,243
Corning, Inc.	216,035	9,399,683

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
FLIR Systems, Inc.	37,026	$2,090,858
IPG Photonics Corp. (a)	10,078	2,125,853
Keysight Technologies, Inc. (a)	52,447	7,520,900
TE Connectivity, Ltd.	91,097	11,761,534
Trimble, Inc. (a)	69,323	5,392,636
Zebra Technologies Corp. Class A (a)	14,622	7,094,302
		62,583,701
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	192,736	4,165,025
Halliburton Co.	249,807	5,360,858
Nov, Inc. (a)	109,931	1,508,254
Schlumberger NV	383,249	10,420,540
		21,454,677
ENTERTAINMENT — 2.1%
Activision Blizzard, Inc.	212,577	19,769,661
Electronic Arts, Inc.	79,201	10,721,439
Live Nation Entertainment, Inc. (a) (d)	40,432	3,422,569
Netflix, Inc. (a)	121,398	63,328,481
Take-Two Interactive Software, Inc. (a)	31,780	5,615,526
Walt Disney Co. (a)	497,523	91,802,944
		194,660,620
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.4%
Alexandria Real Estate Equities, Inc. REIT	33,713	5,539,046
American Tower Corp. REIT	122,512	29,287,719
AvalonBay Communities, Inc. REIT	38,288	7,064,519
Boston Properties, Inc. REIT	40,146	4,065,184
Crown Castle International Corp. REIT	119,525	20,573,838
Digital Realty Trust, Inc. REIT	75,935	10,694,685
Duke Realty Corp. REIT	105,187	4,410,491
Equinix, Inc. REIT	24,427	16,600,345
Equity Residential REIT	96,915	6,942,021
Essex Property Trust, Inc. REIT	17,835	4,848,266
Extra Space Storage, Inc. REIT	36,518	4,840,461
Federal Realty Investment Trust REIT	19,610	1,989,434
Healthpeak Properties, Inc. REIT	152,147	4,829,146
Host Hotels & Resorts, Inc. REIT (a)	199,536	3,362,182
Iron Mountain, Inc. REIT (d)	81,479	3,015,538
Kimco Realty Corp. REIT	122,345	2,293,969
Mid-America Apartment Communities, Inc. REIT	31,959	4,613,601
Prologis, Inc. REIT	203,285	21,548,210
Public Storage REIT	41,948	10,351,088
Realty Income Corp. REIT	98,045	6,225,857
Regency Centers Corp. REIT	44,706	2,535,277
SBA Communications Corp. REIT	30,141	8,365,635
Simon Property Group, Inc. REIT	89,102	10,137,135
Security Description	Shares	Value
UDR, Inc. REIT	83,195	$3,648,933
Ventas, Inc. REIT	105,688	5,637,398
Vornado Realty Trust REIT	44,387	2,014,726
Welltower, Inc. REIT	117,471	8,414,448
Weyerhaeuser Co. REIT	211,189	7,518,328
		221,367,480
FOOD & STAPLES RETAILING — 1.3%
Costco Wholesale Corp.	121,376	42,782,613
Kroger Co.	209,783	7,550,090
Sysco Corp.	138,973	10,942,734
Walmart, Inc.	379,931	51,606,028
Walgreens Boots Alliance, Inc.	197,549	10,845,440
		123,726,905
FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co.	153,020	8,722,140
Campbell Soup Co. (d)	57,258	2,878,360
Conagra Brands, Inc.	138,260	5,198,576
General Mills, Inc.	167,542	10,273,676
Hershey Co.	41,190	6,514,610
Hormel Foods Corp.	78,939	3,771,705
J.M. Smucker Co.	30,154	3,815,386
Kellogg Co.	71,909	4,551,840
Kraft Heinz Co.	183,243	7,329,720
Lamb Weston Holdings, Inc.	41,278	3,198,219
McCormick & Co., Inc.	70,301	6,268,037
Mondelez International, Inc. Class A	386,997	22,650,934
Tyson Foods, Inc. Class A	83,044	6,170,169
		91,343,372
GAS UTILITIES — 0.0% (c)
Atmos Energy Corp.	33,889	3,349,928
HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Abbott Laboratories	485,519	58,184,597
ABIOMED, Inc. (a)	12,728	4,056,795
Align Technology, Inc. (a)	19,703	10,669,766
Baxter International, Inc.	139,771	11,788,286
Becton Dickinson and Co.	79,731	19,386,593
Boston Scientific Corp. (a)	392,688	15,177,391
Cooper Cos., Inc.	13,710	5,265,874
Danaher Corp.	174,612	39,301,669
DENTSPLY SIRONA, Inc.	61,717	3,938,162
DexCom, Inc. (a)	26,381	9,481,068
Edwards Lifesciences Corp. (a)	170,935	14,297,003
Hologic, Inc. (a)	72,691	5,406,757
IDEXX Laboratories, Inc. (a)	23,329	11,415,113
Intuitive Surgical, Inc. (a)	32,376	23,923,921
Medtronic PLC	369,511	43,650,334
ResMed, Inc.	40,770	7,910,195
STERIS PLC	24,092	4,589,044
Stryker Corp.	90,088	21,943,635
Teleflex, Inc.	12,843	5,335,753
Varian Medical Systems, Inc. (a)	24,745	4,368,235

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
West Pharmaceutical Services, Inc.	20,860	$5,877,931
Zimmer Biomet Holdings, Inc.	56,949	9,116,396
		335,084,518
HEALTH CARE PROVIDERS & SERVICES — 2.7%
AmerisourceBergen Corp.	41,510	4,901,086
Anthem, Inc.	67,484	24,223,382
Cardinal Health, Inc.	82,869	5,034,292
Centene Corp. (a)	159,420	10,188,532
Cigna Corp.	96,931	23,432,100
CVS Health Corp.	360,725	27,137,342
DaVita, Inc. (a)	20,781	2,239,568
HCA Healthcare, Inc.	72,102	13,579,691
Henry Schein, Inc. (a)	40,400	2,797,296
Humana, Inc.	35,541	14,900,564
Laboratory Corp. of America Holdings (a)	27,645	7,050,304
McKesson Corp.	43,535	8,491,066
Quest Diagnostics, Inc.	37,770	4,847,402
UnitedHealth Group, Inc.	259,084	96,397,384
Universal Health Services, Inc. Class B	21,965	2,929,911
		248,149,920
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	86,716	6,233,146
HOTELS, RESTAURANTS & LEISURE — 2.1%
Booking Holdings, Inc. (a)	11,241	26,189,732
Caesars Entertainment, Inc. (a)	57,052	4,989,197
Carnival Corp. (a)	207,808	5,515,224
Chipotle Mexican Grill, Inc. (a)	7,705	10,947,418
Darden Restaurants, Inc.	36,767	5,220,914
Domino's Pizza, Inc.	10,666	3,922,848
Expedia Group, Inc. (a)	38,435	6,615,432
Hilton Worldwide Holdings, Inc. (a)	76,042	9,194,999
Las Vegas Sands Corp. (a)	92,858	5,642,052
Marriott International, Inc. Class A (a)	72,948	10,804,328
McDonald's Corp.	204,378	45,809,285
MGM Resorts International	113,026	4,293,858
Norwegian Cruise Line Holdings, Ltd. (a)	95,610	2,637,880
Penn National Gaming, Inc. (a)	40,780	4,275,375
Royal Caribbean Cruises, Ltd. (a)	59,984	5,135,230
Starbucks Corp.	324,026	35,406,321
Wynn Resorts, Ltd. (a)	27,537	3,452,314
Yum! Brands, Inc.	82,243	8,897,048
		198,949,455
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	90,762	8,088,710
Garmin, Ltd.	41,120	5,421,672
Leggett & Platt, Inc.	37,329	1,704,069
Security Description	Shares	Value
Lennar Corp. Class A	75,536	$7,646,509
Mohawk Industries, Inc. (a)	16,835	3,237,539
Newell Brands, Inc.	106,802	2,860,158
NVR, Inc. (a)	801	3,773,455
PulteGroup, Inc.	75,935	3,982,031
Whirlpool Corp.	17,524	3,861,413
		40,575,556
HOUSEHOLD PRODUCTS — 1.5%
Church & Dwight Co., Inc.	69,035	6,030,207
Clorox Co.	34,626	6,678,663
Colgate-Palmolive Co.	232,588	18,334,912
Kimberly-Clark Corp.	93,284	12,971,140
Procter & Gamble Co.	674,934	91,406,312
		135,421,234
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	188,045	5,041,487
INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	159,064	30,648,451
General Electric Co.	2,414,997	31,708,911
Honeywell International, Inc.	191,587	41,587,790
Roper Technologies, Inc.	28,770	11,604,092
		115,549,244
INSURANCE — 1.9%
Aflac, Inc.	176,372	9,026,719
Allstate Corp.	83,377	9,580,017
American International Group, Inc.	237,060	10,954,543
Aon PLC Class A	62,723	14,433,190
Arthur J Gallagher & Co.	54,148	6,756,046
Assurant, Inc.	16,627	2,357,210
Chubb, Ltd.	124,034	19,593,651
Cincinnati Financial Corp.	42,245	4,355,037
Everest Re Group, Ltd.	11,455	2,838,664
Globe Life, Inc.	27,317	2,639,642
Hartford Financial Services Group, Inc.	98,374	6,570,399
Lincoln National Corp.	51,488	3,206,158
Loews Corp.	66,037	3,386,377
Marsh & McLennan Cos., Inc.	139,201	16,954,682
MetLife, Inc.	207,086	12,588,758
Principal Financial Group, Inc.	72,336	4,337,267
Progressive Corp.	160,863	15,380,111
Prudential Financial, Inc.	108,794	9,911,133
Travelers Cos., Inc.	69,506	10,453,702
Unum Group	57,490	1,599,947
Willis Towers Watson PLC	35,338	8,088,161
WR Berkley Corp.	39,857	3,003,225
		178,014,639
INTERACTIVE MEDIA & SERVICES — 5.8%
Alphabet, Inc. Class A (a)	82,383	169,916,585
Alphabet, Inc. Class C (a)	79,025	163,473,486
Facebook, Inc. Class A (a)	659,226	194,161,834

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Twitter, Inc. (a)	217,559	$13,843,279
		541,395,184
INTERNET & DIRECT MARKETING RETAIL — 4.1%
Amazon.com, Inc. (a)	117,609	363,891,655
eBay, Inc.	178,136	10,909,048
Etsy, Inc. (a)	34,773	7,012,671
		381,813,374
IT SERVICES — 5.2%
Accenture PLC Class A	173,793	48,010,316
Akamai Technologies, Inc. (a)	45,466	4,632,985
Automatic Data Processing, Inc.	118,106	22,259,438
Broadridge Financial Solutions, Inc.	31,962	4,893,382
Cognizant Technology Solutions Corp. Class A	146,238	11,424,113
DXC Technology Co. (a)	72,073	2,253,002
Fidelity National Information Services, Inc.	170,942	24,036,155
Fiserv, Inc. (a)	158,593	18,878,911
FleetCor Technologies, Inc. (a)	22,957	6,166,939
Gartner, Inc. (a)	25,172	4,595,149
Global Payments, Inc.	80,881	16,303,992
International Business Machines Corp.	245,868	32,764,370
Jack Henry & Associates, Inc.	21,445	3,253,635
Mastercard, Inc. Class A	240,306	85,560,951
Paychex, Inc.	87,962	8,622,035
PayPal Holdings, Inc. (a)	321,003	77,952,368
VeriSign, Inc. (a)	27,418	5,449,602
Visa, Inc. Class A	464,841	98,420,785
Western Union Co.	116,235	2,866,355
		478,344,483
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Hasbro, Inc.	36,101	3,470,028
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	83,873	10,663,613
Bio-Rad Laboratories, Inc. Class A (a)	6,052	3,456,721
Illumina, Inc. (a)	39,980	15,354,719
IQVIA Holdings, Inc. (a)	52,415	10,123,433
Mettler-Toledo International, Inc. (a)	6,440	7,442,644
PerkinElmer, Inc.	31,715	4,068,717
Thermo Fisher Scientific, Inc.	107,969	49,274,892
Waters Corp. (a)	17,403	4,945,411
		105,330,150
MACHINERY — 1.8%
Caterpillar, Inc.	149,869	34,750,125
Cummins, Inc.	40,537	10,503,542
Deere & Co.	86,344	32,304,744
Dover Corp.	40,698	5,580,917
Security Description	Shares	Value
Fortive Corp.	95,290	$6,731,286
IDEX Corp.	21,316	4,461,865
Illinois Tool Works, Inc.	79,096	17,521,346
Ingersoll Rand, Inc. (a)	105,158	5,174,825
Otis Worldwide Corp.	112,197	7,679,885
PACCAR, Inc.	95,050	8,832,046
Parker-Hannifin Corp.	35,350	11,150,450
Pentair PLC	47,146	2,938,139
Snap-on, Inc.	15,401	3,553,627
Stanley Black & Decker, Inc.	45,223	9,029,676
Westinghouse Air Brake Technologies Corp.	50,476	3,995,680
Xylem, Inc.	50,940	5,357,869
		169,566,022
MEDIA — 1.3%
Charter Communications, Inc. Class A (a)	38,930	24,020,589
Comcast Corp. Class A	1,252,869	67,792,741
Discovery, Inc. Class A (a) (d)	43,595	1,894,639
Discovery, Inc. Class C (a)	79,824	2,944,707
DISH Network Corp. Class A (a)	69,838	2,528,136
Fox Corp. Class A	95,317	3,441,897
Fox Corp. Class B	43,845	1,531,506
Interpublic Group of Cos., Inc.	110,301	3,220,789
News Corp. Class A	109,250	2,778,227
News Corp. Class B	34,397	806,954
Omnicom Group, Inc.	60,808	4,508,913
ViacomCBS, Inc. Class B	155,010	6,990,951
		122,460,049
METALS & MINING — 0.4%
Freeport-McMoRan, Inc. (a)	401,659	13,226,631
Newmont Corp.	220,217	13,272,479
Nucor Corp.	81,672	6,555,811
		33,054,921
MULTI-UTILITIES — 0.8%
Ameren Corp.	69,952	5,691,295
CenterPoint Energy, Inc.	149,247	3,380,445
CMS Energy Corp.	80,083	4,902,681
Consolidated Edison, Inc.	95,754	7,162,399
Dominion Energy, Inc.	220,871	16,777,361
DTE Energy Co.	54,666	7,278,231
NiSource, Inc.	104,639	2,522,846
Public Service Enterprise Group, Inc.	138,418	8,334,148
Sempra Energy	81,493	10,804,342
WEC Energy Group, Inc.	86,755	8,119,401
		74,973,149
MULTILINE RETAIL — 0.5%
Dollar General Corp.	67,148	13,605,528
Dollar Tree, Inc. (a)	66,444	7,605,180
Target Corp.	138,048	27,343,167
		48,553,875

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 2.6%
APA Corp.	106,719	$1,910,270
Cabot Oil & Gas Corp.	112,881	2,119,905
Chevron Corp.	527,946	55,323,461
ConocoPhillips	373,214	19,769,145
Devon Energy Corp.	164,461	3,593,473
Diamondback Energy, Inc.	44,669	3,282,725
EOG Resources, Inc.	160,688	11,654,701
Exxon Mobil Corp.	1,160,334	64,781,447
Hess Corp.	74,134	5,245,722
HollyFrontier Corp.	42,138	1,507,698
Kinder Morgan, Inc.	533,603	8,884,490
Marathon Oil Corp.	223,315	2,385,004
Marathon Petroleum Corp.	178,458	9,545,718
Occidental Petroleum Corp.	236,906	6,306,438
ONEOK, Inc.	125,689	6,367,405
Phillips 66	119,711	9,761,235
Pioneer Natural Resources Co.	56,163	8,919,808
Valero Energy Corp.	112,026	8,021,062
Williams Cos., Inc.	333,960	7,911,512
		237,291,219
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	62,320	18,125,772
PHARMACEUTICALS — 3.7%
Bristol-Myers Squibb Co.	617,134	38,959,670
Catalent, Inc. (a)	45,885	4,832,149
Eli Lilly & Co.	219,266	40,963,274
Johnson & Johnson	720,510	118,415,819
Merck & Co., Inc.	693,485	53,460,759
Perrigo Co. PLC	38,530	1,559,309
Pfizer, Inc.	1,528,719	55,385,489
Viatris, Inc. (a)	341,221	4,766,857
Zoetis, Inc.	130,779	20,595,077
		338,938,403
PROFESSIONAL SERVICES — 0.4%
Equifax, Inc.	34,312	6,214,933
IHS Markit, Ltd.	102,202	9,891,110
Jacobs Engineering Group, Inc.	36,609	4,732,445
Leidos Holdings, Inc.	36,565	3,520,478
Nielsen Holdings PLC	101,007	2,540,326
Robert Half International, Inc.	32,256	2,518,226
Verisk Analytics, Inc.	44,776	7,911,471
		37,328,989
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	94,780	7,498,046
ROAD & RAIL — 1.0%
CSX Corp.	210,318	20,278,861
JB Hunt Transport Services, Inc.	23,674	3,978,889
Kansas City Southern	25,090	6,621,753
Norfolk Southern Corp.	69,782	18,737,863
Old Dominion Freight Line, Inc.	27,226	6,545,403
Security Description	Shares	Value
Union Pacific Corp.	184,424	$40,648,894
		96,811,663
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.6%
Advanced Micro Devices, Inc. (a)	332,034	26,064,669
Analog Devices, Inc.	101,475	15,736,743
Applied Materials, Inc.	251,401	33,587,174
Broadcom, Inc.	111,730	51,804,732
Enphase Energy, Inc. (a)	35,161	5,701,708
Intel Corp.	1,113,598	71,270,272
KLA Corp.	42,343	13,990,127
Lam Research Corp.	39,597	23,569,718
Maxim Integrated Products, Inc.	75,704	6,917,074
Microchip Technology, Inc.	72,494	11,252,519
Micron Technology, Inc. (a)	306,412	27,028,602
Monolithic Power Systems, Inc.	11,775	4,159,048
NVIDIA Corp.	169,935	90,733,395
NXP Semiconductors NV	75,942	15,290,162
Qorvo, Inc. (a)	32,268	5,895,364
QUALCOMM, Inc.	312,729	41,464,738
Skyworks Solutions, Inc.	45,477	8,344,120
Teradyne, Inc.	46,564	5,665,908
Texas Instruments, Inc.	252,271	47,676,696
Xilinx, Inc.	67,589	8,374,277
		514,527,046
SOFTWARE — 8.3%
Adobe, Inc. (a)	131,394	62,460,766
ANSYS, Inc. (a)	24,185	8,212,259
Autodesk, Inc. (a)	60,336	16,722,122
Cadence Design Systems, Inc. (a)	75,943	10,403,431
Citrix Systems, Inc.	35,049	4,919,478
Fortinet, Inc. (a)	38,102	7,026,771
Intuit, Inc.	75,062	28,753,250
Microsoft Corp.	2,072,700	488,680,479
NortonLifeLock, Inc.	163,758	3,481,495
Oracle Corp.	510,953	35,853,572
Paycom Software, Inc. (a)	13,616	5,038,737
salesforce.com, Inc. (a)	251,589	53,304,161
ServiceNow, Inc. (a)	53,936	26,973,933
Synopsys, Inc. (a)	41,810	10,359,682
Tyler Technologies, Inc. (a)	11,513	4,887,614
		767,077,750
SPECIALTY RETAIL — 2.3%
Advance Auto Parts, Inc.	18,014	3,305,389
AutoZone, Inc. (a)	6,151	8,637,849
Best Buy Co., Inc.	64,821	7,442,099
CarMax, Inc. (a)	46,017	6,104,615
Gap, Inc. (a)	58,170	1,732,303
Home Depot, Inc.	295,093	90,077,138
L Brands, Inc. (a)	64,676	4,000,857
Lowe's Cos., Inc.	200,361	38,104,655
O'Reilly Automotive, Inc. (a)	19,307	9,793,476
Ross Stores, Inc.	97,398	11,678,994

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
TJX Cos., Inc.	330,516	$21,863,634
Tractor Supply Co.	32,898	5,825,578
Ulta Beauty, Inc. (a)	15,984	4,941,773
		213,508,360
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.1%
Apple, Inc.	4,335,432	529,573,019
Hewlett Packard Enterprise Co.	363,990	5,729,203
HP, Inc.	345,551	10,971,244
NetApp, Inc.	63,379	4,605,752
Seagate Technology PLC	55,476	4,257,783
Western Digital Corp.	85,940	5,736,495
		560,873,496
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Hanesbrands, Inc.	98,529	1,938,065
NIKE, Inc. Class B	346,801	46,086,385
PVH Corp. (a)	20,128	2,127,529
Ralph Lauren Corp. (a)	13,463	1,658,103
Tapestry, Inc. (a)	78,453	3,233,048
Under Armour, Inc. Class A (a)	53,279	1,180,663
Under Armour, Inc. Class C (a)	54,410	1,004,409
VF Corp.	90,479	7,231,082
		64,459,284
TOBACCO — 0.7%
Altria Group, Inc.	511,663	26,176,679
Philip Morris International, Inc.	426,796	37,873,877
		64,050,556
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	157,444	7,916,284
United Rentals, Inc. (a)	20,333	6,695,860
W.W. Grainger, Inc.	12,101	4,851,654
		19,463,798
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	49,901	7,481,158
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile US, Inc. (a)	160,669	$20,130,219
TOTAL COMMON STOCKS (Cost $7,710,001,682)		9,246,750,423
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (e) (f)	5,301,902	5,303,492
State Street Navigator Securities Lending Portfolio II (b) (g)	1,730,472	1,730,472
TOTAL SHORT-TERM INVESTMENTS (Cost $7,033,964)		7,033,964
TOTAL INVESTMENTS — 99.9% (Cost $7,717,035,646)		9,253,784,387
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		4,682,017
NET ASSETS — 100.0%		$9,258,466,404
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	All or a portion of the shares of the security are on loan at March 31, 2021.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2021.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	48	06/18/2021	$9,402,209	$9,521,760	$119,551
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,246,750,423	$—	$—	$9,246,750,423
Short-Term Investments	7,033,964	—	—	7,033,964
TOTAL INVESTMENTS	$9,253,784,387	$—	$—	$9,253,784,387
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	119,551	—	—	119,551
TOTAL OTHER FINANCIAL INSTRUMENTS	$119,551	$—	$—	$119,551
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$9,253,903,938	$—	$—	$9,253,903,938
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Corp.	78,112	$4,964,018	$2,424,273	$1,160,337	$129,596	$1,738,410	96,369	$8,095,960	$142,056
State Street Institutional Liquid Reserves Fund, Premier Class	2,890,138	2,891,294	146,009,232	143,593,858	(3,176)	—	5,301,902	5,303,492	6,601
State Street Navigator Securities Lending Portfolio II	3,788,151	3,788,151	60,767,810	62,825,489	—	—	1,730,472	1,730,472	131,031
Total		$11,643,463	$209,201,315	$207,579,684	$126,420	$1,738,410		$15,129,924	$279,688
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.5%
L3Harris Technologies, Inc.	65,775	$13,331,277
Lockheed Martin Corp.	63,760	23,559,320
Teledyne Technologies, Inc. (a)	10,295	4,258,527
TransDigm Group, Inc. (a)	18,526	10,891,806
		52,040,930
AIR FREIGHT & LOGISTICS — 0.8%
Expeditors International of Washington, Inc.	62,510	6,731,702
FedEx Corp.	87,605	24,883,324
United Parcel Service, Inc. Class B	283,623	48,213,074
		79,828,100
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	101,850	14,045,115
AUTOMOBILES — 3.0%
Tesla, Inc. (a)	432,005	288,549,100
BANKS — 0.2%
First Republic Bank	52,387	8,735,532
SVB Financial Group (a)	29,377	14,502,250
		23,237,782
BEVERAGES — 1.1%
Brown-Forman Corp. Class B	51,901	3,579,612
Coca-Cola Co.	765,553	40,352,298
Monster Beverage Corp. (a)	207,834	18,931,599
PepsiCo, Inc.	325,864	46,093,463
		108,956,972
BIOTECHNOLOGY — 2.2%
AbbVie, Inc.	734,950	79,536,289
Alexion Pharmaceuticals, Inc. (a)	90,803	13,884,687
Amgen, Inc.	162,391	40,404,505
Biogen, Inc. (a)	45,348	12,686,103
Incyte Corp. (a)	66,687	5,419,652
Regeneron Pharmaceuticals, Inc. (a)	59,130	27,976,768
Vertex Pharmaceuticals, Inc. (a)	146,219	31,421,001
		211,329,005
BUILDING PRODUCTS — 0.4%
Allegion PLC	21,964	2,759,118
Carrier Global Corp.	296,404	12,514,177
Fortune Brands Home & Security, Inc.	44,973	4,309,313
Masco Corp.	63,394	3,797,300
Trane Technologies PLC	61,564	10,192,536
		33,572,444
CAPITAL MARKETS — 1.9%
BlackRock, Inc.	55,818	42,084,539
Cboe Global Markets, Inc.	31,345	3,093,438
Intercontinental Exchange, Inc.	170,547	19,046,689
MarketAxess Holdings, Inc.	21,392	10,651,505
Security Description	Shares	Value
Moody's Corp.	65,074	$19,431,747
MSCI, Inc.	46,454	19,477,233
Nasdaq, Inc.	42,440	6,258,203
S&P Global, Inc.	135,305	47,745,075
T Rowe Price Group, Inc.	77,201	13,247,692
		181,036,121
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.	57,585	16,200,964
Albemarle Corp.	65,474	9,566,406
Dow, Inc.	206,572	13,208,214
Ecolab, Inc.	64,282	13,760,848
FMC Corp.	73,253	8,102,514
Linde PLC	170,544	47,776,196
Sherwin-Williams Co.	31,293	23,094,547
		131,709,689
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	32,958	11,248,895
Copart, Inc. (a)	116,855	12,691,621
Rollins, Inc.	125,781	4,329,382
Waste Management, Inc.	85,293	11,004,503
		39,274,401
COMMUNICATIONS EQUIPMENT — 0.2%
Arista Networks, Inc. (a) (b)	30,690	9,265,004
F5 Networks, Inc. (a)	15,460	3,225,265
Motorola Solutions, Inc.	43,242	8,131,658
		20,621,927
CONSTRUCTION & ENGINEERING — 0.0% (c)
Quanta Services, Inc.	45,807	4,030,100
CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	31,692	5,348,025
CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	19,938	3,661,614
Ball Corp.	119,007	10,084,653
Sealed Air Corp.	58,205	2,666,953
		16,413,220
DISTRIBUTORS — 0.1%
Pool Corp.	22,353	7,717,150
ELECTRIC UTILITIES — 0.4%
NextEra Energy, Inc.	473,819	35,825,454
NRG Energy, Inc.	81,908	3,090,389
		38,915,843
ELECTRICAL EQUIPMENT — 0.4%
AMETEK, Inc.	64,026	8,178,041
Emerson Electric Co.	135,971	12,267,304
Generac Holdings, Inc. (a)	35,270	11,549,162
Rockwell Automation, Inc.	36,842	9,779,340
		41,773,847

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	208,723	$13,769,456
CDW Corp.	34,743	5,758,652
Corning, Inc.	200,199	8,710,659
IPG Photonics Corp. (a)	8,698	1,834,756
Keysight Technologies, Inc. (a)	60,071	8,614,181
TE Connectivity, Ltd.	71,430	9,222,327
Trimble, Inc. (a)	141,564	11,012,264
Zebra Technologies Corp. Class A (a)	22,098	10,721,508
		69,643,803
ENTERTAINMENT — 1.8%
Activision Blizzard, Inc.	258,178	24,010,554
Electronic Arts, Inc.	87,244	11,810,220
Netflix, Inc. (a)	249,118	129,954,896
Take-Two Interactive Software, Inc. (a)	64,513	11,399,447
		177,175,117
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.1%
American Tower Corp. REIT	127,436	30,464,850
Crown Castle International Corp. REIT	145,430	25,032,866
Duke Realty Corp. REIT	86,737	3,636,883
Equinix, Inc. REIT	29,219	19,856,940
Extra Space Storage, Inc. REIT	35,271	4,675,171
Public Storage REIT	36,654	9,044,741
SBA Communications Corp. REIT	39,960	11,090,898
		103,802,349
FOOD & STAPLES RETAILING — 0.5%
Costco Wholesale Corp.	131,883	46,486,120
FOOD PRODUCTS — 0.1%
Hershey Co.	34,345	5,432,005
Lamb Weston Holdings, Inc.	29,551	2,289,612
McCormick & Co., Inc.	62,221	5,547,624
		13,269,241
HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Abbott Laboratories	587,799	70,441,832
ABIOMED, Inc. (a)	25,709	8,194,230
Align Technology, Inc. (a)	40,678	22,028,357
Cooper Cos., Inc.	11,413	4,383,619
Danaher Corp.	242,408	54,561,193
DexCom, Inc. (a)	54,025	19,416,045
Edwards Lifesciences Corp. (a)	201,194	16,827,866
Hologic, Inc. (a)	105,171	7,822,619
IDEXX Laboratories, Inc. (a)	48,023	23,498,134
Intuitive Surgical, Inc. (a)	46,472	34,340,020
ResMed, Inc.	82,088	15,926,714
STERIS PLC	27,627	5,262,391
Stryker Corp.	90,120	21,951,430
Teleflex, Inc.	12,392	5,148,380
Security Description	Shares	Value
Varian Medical Systems, Inc. (a)	32,199	$5,684,089
West Pharmaceutical Services, Inc.	41,322	11,643,713
		327,130,632
HEALTH CARE PROVIDERS & SERVICES — 1.3%
DaVita, Inc. (a)	40,480	4,362,529
Humana, Inc.	37,815	15,853,939
UnitedHealth Group, Inc.	276,568	102,902,656
		123,119,124
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	74,929	5,385,896
HOTELS, RESTAURANTS & LEISURE — 1.7%
Booking Holdings, Inc. (a)	8,806	20,516,571
Caesars Entertainment, Inc. (a)	67,740	5,923,863
Chipotle Mexican Grill, Inc. (a)	15,791	22,436,169
Domino's Pizza, Inc.	21,743	7,996,858
Expedia Group, Inc. (a)	27,820	4,788,378
Hilton Worldwide Holdings, Inc. (a)	58,375	7,058,705
McDonald's Corp.	167,654	37,577,968
Penn National Gaming, Inc. (a)	50,055	5,247,766
Starbucks Corp.	384,952	42,063,705
Yum! Brands, Inc.	72,433	7,835,802
		161,445,785
HOUSEHOLD DURABLES — 0.2%
D.R. Horton, Inc.	111,570	9,943,118
Garmin, Ltd.	47,517	6,265,117
PulteGroup, Inc.	77,750	4,077,210
		20,285,445
HOUSEHOLD PRODUCTS — 1.4%
Church & Dwight Co., Inc.	92,192	8,052,971
Clorox Co.	47,310	9,125,153
Colgate-Palmolive Co.	248,005	19,550,234
Kimberly-Clark Corp.	72,145	10,031,762
Procter & Gamble Co.	664,814	90,035,760
		136,795,880
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (c)
AES Corp.	143,630	3,850,721
INDUSTRIAL CONGLOMERATES — 0.1%
Roper Technologies, Inc.	31,802	12,827,019
INSURANCE — 0.6%
Aon PLC Class A	66,004	15,188,180
Arthur J Gallagher & Co.	46,965	5,859,823
Marsh & McLennan Cos., Inc.	139,924	17,042,743
Progressive Corp.	210,709	20,145,888
		58,236,634
INTERACTIVE MEDIA & SERVICES — 11.5%
Alphabet, Inc. Class A (a)	169,148	348,871,133
Alphabet, Inc. Class C (a)	162,154	335,436,629

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Facebook, Inc. Class A (a)	1,353,240	$398,569,777
Twitter, Inc. (a)	450,418	28,660,097
		1,111,537,636
INTERNET & DIRECT MARKETING RETAIL — 8.1%
Amazon.com, Inc. (a)	240,773	744,970,924
eBay, Inc.	363,314	22,249,349
Etsy, Inc. (a)	70,847	14,287,715
		781,507,988
IT SERVICES — 5.7%
Accenture PLC Class A	199,778	55,188,672
Akamai Technologies, Inc. (a)	59,270	6,039,613
Automatic Data Processing, Inc.	115,455	21,759,804
Broadridge Financial Solutions, Inc.	32,817	5,024,283
Cognizant Technology Solutions Corp. Class A	151,948	11,870,178
Fiserv, Inc. (a)	220,054	26,195,228
FleetCor Technologies, Inc. (a)	20,380	5,474,679
Gartner, Inc. (a)	26,923	4,914,794
Jack Henry & Associates, Inc. (b)	20,168	3,059,889
Mastercard, Inc. Class A	335,407	119,421,662
Paychex, Inc.	96,375	9,446,678
PayPal Holdings, Inc. (a)	658,784	159,979,107
VeriSign, Inc. (a)	24,011	4,772,426
Visa, Inc. Class A (b)	572,422	121,198,910
		554,345,923
LIFE SCIENCES TOOLS & SERVICES — 1.9%
Agilent Technologies, Inc.	123,264	15,671,785
Bio-Rad Laboratories, Inc. Class A (a)	12,180	6,956,851
Illumina, Inc. (a)	40,959	15,730,713
IQVIA Holdings, Inc. (a)	68,759	13,280,113
Mettler-Toledo International, Inc. (a)	13,153	15,200,791
PerkinElmer, Inc.	63,625	8,162,451
Thermo Fisher Scientific, Inc.	221,525	101,099,579
Waters Corp. (a)	19,363	5,502,384
		181,604,667
MACHINERY — 1.4%
Caterpillar, Inc.	144,118	33,416,641
Cummins, Inc.	35,667	9,241,676
Deere & Co.	132,200	49,461,308
IDEX Corp.	19,330	4,046,155
Illinois Tool Works, Inc.	71,759	15,896,054
Otis Worldwide Corp.	118,720	8,126,384
Parker-Hannifin Corp.	37,625	11,868,054
Xylem, Inc.	47,107	4,954,714
		137,010,986
MEDIA — 1.1%
Charter Communications, Inc. Class A (a) (b)	79,537	49,075,920
Security Description	Shares	Value
Comcast Corp. Class A	1,131,257	$61,212,316
		110,288,236
METALS & MINING — 0.3%
Freeport-McMoRan, Inc. (a)	510,069	16,796,572
Newmont Corp.	247,368	14,908,869
		31,705,441
MULTILINE RETAIL — 0.7%
Dollar General Corp.	138,221	28,006,339
Target Corp.	185,901	36,821,411
		64,827,750
OIL, GAS & CONSUMABLE FUELS — 0.1%
Hess Corp.	82,330	5,825,671
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	71,816	20,887,684
PHARMACEUTICALS — 2.9%
Bristol-Myers Squibb Co.	655,113	41,357,284
Catalent, Inc. (a)	93,708	9,868,389
Eli Lilly & Co.	272,905	50,984,112
Johnson & Johnson	591,422	97,200,206
Merck & Co., Inc.	683,078	52,658,483
Zoetis, Inc.	194,990	30,707,025
		282,775,499
PROFESSIONAL SERVICES — 0.4%
Equifax, Inc.	34,556	6,259,128
IHS Markit, Ltd.	136,108	13,172,532
Jacobs Engineering Group, Inc.	45,645	5,900,529
Verisk Analytics, Inc.	91,570	16,179,504
		41,511,693
ROAD & RAIL — 1.1%
CSX Corp.	222,908	21,492,789
JB Hunt Transport Services, Inc.	27,987	4,703,775
Kansas City Southern	26,012	6,865,087
Norfolk Southern Corp.	63,733	17,113,585
Old Dominion Freight Line, Inc.	53,772	12,927,327
Union Pacific Corp.	180,808	39,851,891
		102,954,454
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.3%
Advanced Micro Devices, Inc. (a)	679,923	53,373,956
Analog Devices, Inc.	89,071	13,813,131
Applied Materials, Inc.	516,709	69,032,322
Broadcom, Inc.	155,888	72,279,030
Enphase Energy, Inc. (a)	71,402	11,578,548
KLA Corp.	86,617	28,618,257
Lam Research Corp.	80,368	47,838,248
Maxim Integrated Products, Inc.	91,176	8,330,751
Microchip Technology, Inc.	106,614	16,548,625
Monolithic Power Systems, Inc.	23,951	8,459,733
NVIDIA Corp.	348,799	186,234,250
NXP Semiconductors NV	7,954	1,601,458
Qorvo, Inc. (a)	63,652	11,629,220

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
QUALCOMM, Inc.	638,918	$84,714,138
Skyworks Solutions, Inc.	48,092	8,823,920
Teradyne, Inc.	94,431	11,490,364
Texas Instruments, Inc.	274,233	51,827,295
Xilinx, Inc.	138,835	17,201,657
		703,394,903
SOFTWARE — 15.8%
Adobe, Inc. (a)	269,636	128,176,865
ANSYS, Inc. (a)	48,199	16,366,453
Autodesk, Inc. (a)	123,614	34,259,620
Cadence Design Systems, Inc. (a)	156,866	21,489,073
Citrix Systems, Inc.	45,478	6,383,292
Fortinet, Inc. (a)	76,026	14,020,715
Intuit, Inc.	154,062	59,014,990
Microsoft Corp.	4,243,082	1,000,391,443
Oracle Corp.	573,601	40,249,582
Paycom Software, Inc. (a)	27,477	10,168,139
salesforce.com, Inc. (a)	516,221	109,371,743
ServiceNow, Inc. (a)	110,268	55,146,130
Synopsys, Inc. (a)	85,662	21,225,330
Tyler Technologies, Inc. (a)	22,415	9,515,840
		1,525,779,215
SPECIALTY RETAIL — 2.5%
AutoZone, Inc. (a)	7,024	9,863,803
Best Buy Co., Inc.	65,535	7,524,073
Home Depot, Inc.	435,983	133,083,811
L Brands, Inc. (a)	74,255	4,593,414
Lowe's Cos., Inc.	291,878	55,509,358
O'Reilly Automotive, Inc. (a)	26,985	13,688,141
Tractor Supply Co.	65,322	11,567,220
Ulta Beauty, Inc. (a)	15,921	4,922,296
		240,752,116
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 11.2%
Apple, Inc.	8,877,891	1,084,434,386
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
NIKE, Inc. Class B	457,657	60,818,039
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	242,009	12,168,212
Security Description	Shares	Value
United Rentals, Inc. (a)	40,809	$13,438,812
W.W. Grainger, Inc.	15,048	6,033,195
		31,640,219
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	50,690	7,599,445
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile US, Inc. (a)	226,593	28,389,837
TOTAL COMMON STOCKS (Cost $7,632,367,729)		9,667,445,325
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (d) (e)	4,025,203	4,026,411
State Street Navigator Securities Lending Portfolio II (f) (g)	52,570,692	52,570,692
TOTAL SHORT-TERM INVESTMENTS (Cost $56,597,103)		56,597,103
TOTAL INVESTMENTS — 100.5% (Cost $7,688,964,832)		9,724,042,428
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(50,625,934)
NET ASSETS — 100.0%		$9,673,416,494
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,667,445,325	$—	$—	$9,667,445,325
Short-Term Investments	56,597,103	—	—	56,597,103
TOTAL INVESTMENTS	$9,724,042,428	$—	$—	$9,724,042,428
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,021,206	$4,022,815	$98,307,352	$98,301,242	$(2,514)	$—	4,025,203	$4,026,411	$5,945
State Street Navigator Securities Lending Portfolio II	—	—	121,379,879	68,809,187	—	—	52,570,692	52,570,692	3,768
Total		$4,022,815	$219,687,231	$167,110,429	$(2,514)	$—		$56,597,103	$9,713
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BANKS — 13.2%
Citizens Financial Group, Inc.	905,463	$39,976,191
Comerica, Inc.	559,209	40,117,654
Fifth Third Bancorp	1,125,031	42,132,411
Huntington Bancshares, Inc.	2,511,705	39,484,003
KeyCorp.	1,909,973	38,161,261
M&T Bank Corp.	242,830	36,815,456
People's United Financial, Inc.	2,475,921	44,318,986
Regions Financial Corp.	1,959,530	40,483,890
Truist Financial Corp.	679,185	39,610,069
US Bancorp	758,030	41,926,639
		403,026,560
BIOTECHNOLOGY — 2.2%
AbbVie, Inc.	313,594	33,937,143
Gilead Sciences, Inc.	519,342	33,565,073
		67,502,216
CAPITAL MARKETS — 2.6%
Franklin Resources, Inc.	1,313,288	38,873,325
Invesco, Ltd.	1,657,730	41,807,950
		80,681,275
CHEMICALS — 2.6%
Dow, Inc.	604,602	38,658,252
LyondellBasell Industries NV Class A	379,980	39,536,919
		78,195,171
CONTAINERS & PACKAGING — 2.4%
Amcor PLC	3,134,567	36,611,742
International Paper Co.	673,280	36,404,250
		73,015,992
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.7%
AT&T, Inc.	1,201,577	36,371,736
Lumen Technologies, Inc.	3,112,139	41,547,055
Verizon Communications, Inc.	604,845	35,171,737
		113,090,528
ELECTRIC UTILITIES — 10.8%
Duke Energy Corp.	385,035	37,167,429
Edison International	586,220	34,352,492
Entergy Corp.	369,900	36,793,953
Evergy, Inc.	646,123	38,463,702
Exelon Corp.	817,121	35,740,873
FirstEnergy Corp.	1,111,708	38,565,150
Pinnacle West Capital Corp.	450,984	36,687,548
PPL Corp.	1,249,552	36,037,080
Southern Co.	577,983	35,927,423
		329,735,650
ENERGY EQUIPMENT & SERVICES — 1.1%
Baker Hughes Co.	1,568,015	33,884,804
Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 18.1%
AvalonBay Communities, Inc. REIT	211,065	$38,943,603
Boston Properties, Inc. REIT	380,764	38,556,163
Equity Residential REIT	564,717	40,450,679
Federal Realty Investment Trust REIT	392,617	39,830,995
Healthpeak Properties, Inc. REIT	1,151,888	36,560,925
Iron Mountain, Inc. REIT (a)	1,152,997	42,672,419
Kimco Realty Corp. REIT	2,086,540	39,122,625
Public Storage REIT	156,038	38,503,937
Realty Income Corp. REIT	580,946	36,890,071
Regency Centers Corp. REIT	740,712	42,005,777
Simon Property Group, Inc. REIT	364,015	41,413,987
Ventas, Inc. REIT	707,569	37,741,730
Vornado Realty Trust REIT	917,186	41,631,072
Welltower, Inc. REIT	551,211	39,483,244
		553,807,227
FOOD & STAPLES RETAILING — 1.3%
Walgreens Boots Alliance, Inc.	732,614	40,220,509
FOOD PRODUCTS — 1.4%
Kraft Heinz Co.	1,056,310	42,252,400
HOUSEHOLD DURABLES — 2.4%
Leggett & Platt, Inc.	786,709	35,913,266
Newell Brands, Inc.	1,401,716	37,537,954
		73,451,220
INSURANCE — 7.8%
American International Group, Inc.	867,292	40,077,563
Lincoln National Corp.	685,668	42,696,547
MetLife, Inc.	683,519	41,551,120
Principal Financial Group, Inc.	650,243	38,988,570
Prudential Financial, Inc.	420,772	38,332,329
Unum Group	1,368,556	38,086,914
		239,733,043
IT SERVICES — 2.6%
International Business Machines Corp.	293,046	39,051,310
Western Union Co.	1,575,839	38,860,190
		77,911,500
MEDIA — 2.7%
Interpublic Group of Cos., Inc.	1,414,245	41,295,954
Omnicom Group, Inc.	555,594	41,197,295
		82,493,249
MULTI-UTILITIES — 2.4%
Consolidated Edison, Inc.	505,040	37,776,992
Dominion Energy, Inc.	480,919	36,530,607
		74,307,599

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 13.2%
Chevron Corp.	378,989	$39,714,257
ConocoPhillips	814,267	43,131,723
Exxon Mobil Corp.	732,970	40,921,715
HollyFrontier Corp.	1,196,266	42,802,397
Kinder Morgan, Inc.	2,269,101	37,780,532
Marathon Petroleum Corp.	759,841	40,643,895
ONEOK, Inc.	811,407	41,105,879
Phillips 66	479,180	39,072,337
Valero Energy Corp.	584,758	41,868,673
Williams Cos., Inc.	1,609,403	38,126,757
		405,168,165
PHARMACEUTICALS — 1.1%
Pfizer, Inc.	951,054	34,456,686
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Broadcom, Inc.	74,730	34,649,312
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.9%
Hewlett Packard Enterprise Co.	2,863,439	45,070,530
Seagate Technology PLC	579,375	44,467,031
		89,537,561
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Hanesbrands, Inc.	2,231,189	43,887,488
TOBACCO — 2.6%
Altria Group, Inc.	831,028	42,515,393
Philip Morris International, Inc.	430,884	38,236,646
		80,752,039
TOTAL COMMON STOCKS (Cost $2,597,263,437)		3,051,760,194
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (b) (c)	2,820,334	$2,821,180
State Street Navigator Securities Lending Portfolio II (d) (e)	14,402,532	14,402,532
TOTAL SHORT-TERM INVESTMENTS (Cost $17,223,712)		17,223,712
TOTAL INVESTMENTS — 100.2% (Cost $2,614,487,149)		3,068,983,906
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(6,108,899)
NET ASSETS — 100.0%		$3,062,875,007
(a)	All or a portion of the shares of the security are on loan at March 31, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,051,760,194	$—	$—	$3,051,760,194
Short-Term Investments	17,223,712	—	—	17,223,712
TOTAL INVESTMENTS	$3,068,983,906	$—	$—	$3,068,983,906
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,761,467	$3,762,972	$182,742,270	$183,684,047	$(15)	$—	2,820,334	$2,821,180	$2,134
State Street Navigator Securities Lending Portfolio II	14,914,753	14,914,753	278,741,916	279,254,137	—	—	14,402,532	14,402,532	33,676
Total		$18,677,725	$461,484,186	$462,938,184	$(15)	$—		$17,223,712	$35,810
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.9%
Boeing Co. (a)	342,888	$87,340,431
General Dynamics Corp.	144,876	26,303,687
Howmet Aerospace, Inc. (a)	245,296	7,881,360
Huntington Ingalls Industries, Inc.	25,142	5,175,481
L3Harris Technologies, Inc.	55,140	11,175,775
Lockheed Martin Corp.	83,060	30,690,670
Northrop Grumman Corp.	96,852	31,345,181
Raytheon Technologies Corp.	949,639	73,378,606
Teledyne Technologies, Inc. (a)	11,628	4,809,922
Textron, Inc.	141,434	7,931,619
TransDigm Group, Inc. (a)	13,792	8,108,593
		294,141,325
AIR FREIGHT & LOGISTICS — 0.5%
C.H. Robinson Worldwide, Inc.	83,325	7,951,705
Expeditors International of Washington, Inc.	37,458	4,033,852
FedEx Corp.	54,671	15,528,751
United Parcel Service, Inc. Class B	135,325	23,003,896
		50,518,204
AIRLINES — 0.7%
Alaska Air Group, Inc. (a)	77,476	5,362,114
American Airlines Group, Inc. (a)	385,258	9,207,666
Delta Air Lines, Inc. (a)	398,475	19,238,373
Southwest Airlines Co. (a)	368,963	22,528,881
United Airlines Holdings, Inc. (a)	198,887	11,443,958
		67,780,992
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	56,001	7,722,538
BorgWarner, Inc.	149,164	6,915,243
		14,637,781
AUTOMOBILES — 0.7%
Ford Motor Co. (a)	2,441,507	29,908,461
General Motors Co. (a)	792,409	45,531,821
		75,440,282
BANKS — 8.9%
Bank of America Corp.	4,748,969	183,737,611
Citigroup, Inc.	1,304,599	94,909,577
Citizens Financial Group, Inc.	265,361	11,715,688
Comerica, Inc.	87,384	6,268,928
Fifth Third Bancorp	443,999	16,627,762
First Republic Bank	51,928	8,658,994
Huntington Bancshares, Inc.	639,982	10,060,517
JPMorgan Chase & Co.	1,907,503	290,379,182
KeyCorp.	604,821	12,084,324
M&T Bank Corp.	80,828	12,254,333
People's United Financial, Inc.	267,072	4,780,589
PNC Financial Services Group, Inc.	265,018	46,486,807
Regions Financial Corp.	604,155	12,481,842
Truist Financial Corp.	841,808	49,094,243
Security Description	Shares	Value
US Bancorp	854,111	$47,240,879
Wells Fargo & Co.	2,584,015	100,957,466
Zions Bancorp NA	103,160	5,669,674
		913,408,416
BEVERAGES — 1.8%
Brown-Forman Corp. Class B	57,904	3,993,639
Coca-Cola Co.	1,575,548	83,047,135
Constellation Brands, Inc. Class A	106,345	24,246,660
Molson Coors Beverage Co. Class B (a)	118,612	6,067,004
PepsiCo, Inc.	500,078	70,736,033
		188,090,471
BIOTECHNOLOGY — 1.4%
AbbVie, Inc.	286,820	31,039,660
Alexion Pharmaceuticals, Inc. (a)	37,378	5,715,470
Amgen, Inc.	180,424	44,891,296
Biogen, Inc. (a)	44,628	12,484,683
Gilead Sciences, Inc.	785,346	50,756,912
Incyte Corp. (a)	43,312	3,519,966
		148,407,987
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	85,582	5,786,199
Allegion PLC	33,384	4,193,698
Carrier Global Corp.	184,576	7,792,799
Fortune Brands Home & Security, Inc.	37,648	3,607,431
Johnson Controls International PLC	449,981	26,850,366
Masco Corp.	89,788	5,378,301
Trane Technologies PLC	80,390	13,309,369
		66,918,163
CAPITAL MARKETS — 3.9%
Ameriprise Financial, Inc.	72,796	16,921,430
Bank of New York Mellon Corp.	503,940	23,831,323
BlackRock, Inc.	26,651	20,093,788
Cboe Global Markets, Inc.	33,184	3,274,929
Charles Schwab Corp.	935,232	60,958,422
CME Group, Inc.	224,245	45,797,556
Franklin Resources, Inc.	171,654	5,080,959
Goldman Sachs Group, Inc.	215,125	70,345,875
Intercontinental Exchange, Inc.	161,374	18,022,248
Invesco, Ltd.	237,159	5,981,150
Moody's Corp.	28,220	8,426,774
Morgan Stanley	938,003	72,845,313
Nasdaq, Inc.	25,606	3,775,861
Northern Trust Corp.	130,026	13,667,033
Raymond James Financial, Inc.	76,509	9,376,943
State Street Corp. (b)	219,797	18,465,146
T Rowe Price Group, Inc.	57,392	9,848,467
		406,713,217
CHEMICALS — 2.4%
Air Products & Chemicals, Inc.	74,696	21,014,973
Celanese Corp.	71,164	10,661,079

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
CF Industries Holdings, Inc.	134,792	$6,116,861
Corteva, Inc.	464,846	21,671,121
Dow, Inc.	238,216	15,231,531
DuPont de Nemours, Inc.	336,345	25,992,742
Eastman Chemical Co.	85,559	9,421,757
Ecolab, Inc.	83,739	17,926,008
International Flavors & Fragrances, Inc.	155,479	21,706,423
Linde PLC	137,159	38,423,722
LyondellBasell Industries NV Class A	160,789	16,730,095
Mosaic Co.	217,095	6,862,373
PPG Industries, Inc.	148,525	22,317,366
Sherwin-Williams Co.	15,592	11,507,052
		245,583,103
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	18,392	6,277,373
Republic Services, Inc.	131,465	13,061,048
Waste Management, Inc.	148,254	19,127,731
		38,466,152
COMMUNICATIONS EQUIPMENT — 1.5%
Cisco Systems, Inc.	2,638,885	136,456,743
F5 Networks, Inc. (a)	21,688	4,524,551
Juniper Networks, Inc.	207,231	5,249,161
Motorola Solutions, Inc.	58,104	10,926,457
		157,156,912
CONSTRUCTION & ENGINEERING — 0.0% (c)
Quanta Services, Inc.	36,940	3,249,981
CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	38,848	13,045,935
Vulcan Materials Co.	48,476	8,180,325
		21,226,260
CONSUMER FINANCE — 1.2%
American Express Co.	407,749	57,672,019
Capital One Financial Corp.	286,949	36,508,521
Discover Financial Services	191,423	18,183,271
Synchrony Financial	339,632	13,809,437
		126,173,248
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	974,752	11,385,103
Avery Dennison Corp.	30,055	5,519,601
Ball Corp.	74,518	6,314,655
International Paper Co.	245,698	13,284,891
Packaging Corp. of America	59,650	8,021,732
Sealed Air Corp.	33,102	1,516,734
Westrock Co.	164,813	8,578,517
		54,621,233
DISTRIBUTORS — 0.2%
Genuine Parts Co.	90,320	10,440,089
Security Description	Shares	Value
LKQ Corp. (a)	175,768	$7,440,259
		17,880,348
DIVERSIFIED FINANCIAL SERVICES — 3.0%
Berkshire Hathaway, Inc. Class B (a)	1,192,056	304,534,546
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.8%
AT&T, Inc.	4,457,755	134,936,244
Lumen Technologies, Inc.	621,481	8,296,771
Verizon Communications, Inc.	2,586,723	150,417,943
		293,650,958
ELECTRIC UTILITIES — 3.0%
Alliant Energy Corp.	157,240	8,516,118
American Electric Power Co., Inc.	310,198	26,273,771
Duke Energy Corp.	480,398	46,372,819
Edison International	238,342	13,966,841
Entergy Corp.	126,169	12,550,030
Evergy, Inc.	142,383	8,476,060
Eversource Energy	214,136	18,542,036
Exelon Corp.	609,766	26,671,165
FirstEnergy Corp.	341,527	11,847,572
NextEra Energy, Inc.	698,200	52,790,902
NRG Energy, Inc.	63,468	2,394,648
Pinnacle West Capital Corp.	70,792	5,758,929
PPL Corp.	483,689	13,949,591
Southern Co.	660,326	41,045,864
Xcel Energy, Inc.	331,548	22,051,257
		311,207,603
ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	74,296	9,489,828
Eaton Corp. PLC	248,735	34,395,076
Emerson Electric Co.	224,785	20,280,103
Rockwell Automation, Inc.	32,237	8,556,989
		72,721,996
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	142,664	9,411,544
CDW Corp.	49,176	8,150,922
Corning, Inc.	254,873	11,089,524
FLIR Systems, Inc.	82,267	4,645,617
IPG Photonics Corp. (a)	12,108	2,554,062
Keysight Technologies, Inc. (a)	49,876	7,152,218
TE Connectivity, Ltd.	128,143	16,544,543
Zebra Technologies Corp. Class A (a)	9,028	4,380,205
		63,928,635
ENERGY EQUIPMENT & SERVICES — 0.5%
Baker Hughes Co.	454,905	9,830,497
Halliburton Co.	556,390	11,940,129
Nov, Inc. (a)	244,715	3,357,490
Schlumberger NV	874,015	23,764,468
		48,892,584

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
ENTERTAINMENT — 2.4%
Activision Blizzard, Inc.	198,484	$18,459,012
Electronic Arts, Inc.	82,495	11,167,348
Live Nation Entertainment, Inc. (a) (d)	90,428	7,654,730
Walt Disney Co. (a)	1,134,711	209,376,874
		246,657,964
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.7%
Alexandria Real Estate Equities, Inc. REIT	78,501	12,897,714
American Tower Corp. REIT	136,000	32,512,160
AvalonBay Communities, Inc. REIT	87,140	16,078,201
Boston Properties, Inc. REIT	88,730	8,984,800
Crown Castle International Corp. REIT	107,804	18,556,303
Digital Realty Trust, Inc. REIT	175,478	24,714,322
Duke Realty Corp. REIT	137,767	5,776,570
Equinix, Inc. REIT	23,456	15,940,463
Equity Residential REIT	213,944	15,324,809
Essex Property Trust, Inc. REIT	40,427	10,989,676
Extra Space Storage, Inc. REIT	42,524	5,636,556
Federal Realty Investment Trust REIT	43,321	4,394,915
Healthpeak Properties, Inc. REIT	338,385	10,740,340
Host Hotels & Resorts, Inc. REIT (a)	443,878	7,479,344
Iron Mountain, Inc. REIT (d)	180,912	6,695,553
Kimco Realty Corp. REIT	272,020	5,100,375
Mid-America Apartment Communities, Inc. REIT	71,738	10,356,098
Prologis, Inc. REIT	462,063	48,978,678
Public Storage REIT	54,160	13,364,522
Realty Income Corp. REIT	233,107	14,802,294
Regency Centers Corp. REIT	99,025	5,615,708
SBA Communications Corp. REIT	23,742	6,589,592
Simon Property Group, Inc. REIT	205,193	23,344,808
UDR, Inc. REIT	185,151	8,120,723
Ventas, Inc. REIT	235,279	12,549,782
Vornado Realty Trust REIT	98,473	4,469,689
Welltower, Inc. REIT	260,648	18,670,216
Weyerhaeuser Co. REIT	466,872	16,620,643
		385,304,854
FOOD & STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	130,060	45,843,549
Kroger Co.	475,491	17,112,921
Sysco Corp.	318,874	25,108,139
Walmart, Inc.	866,662	117,718,699
Walgreens Boots Alliance, Inc.	448,060	24,598,494
		230,381,802
FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	348,649	19,872,993
Campbell Soup Co. (d)	127,143	6,391,479
Conagra Brands, Inc.	307,549	11,563,842
Security Description	Shares	Value
General Mills, Inc.	381,797	$23,411,792
Hershey Co.	53,900	8,524,824
Hormel Foods Corp.	176,774	8,446,262
J.M. Smucker Co.	68,466	8,663,003
Kellogg Co.	160,109	10,134,900
Kraft Heinz Co.	404,828	16,193,120
Lamb Weston Holdings, Inc.	58,394	4,524,367
McCormick & Co., Inc.	87,463	7,798,201
Mondelez International, Inc. Class A	882,536	51,654,832
Tyson Foods, Inc. Class A	184,987	13,744,534
		190,924,149
GAS UTILITIES — 0.1%
Atmos Energy Corp.	79,684	7,876,763
HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
Abbott Laboratories	453,959	54,402,446
Baxter International, Inc.	315,512	26,610,282
Becton Dickinson and Co.	181,511	44,134,400
Boston Scientific Corp. (a)	885,438	34,222,179
Cooper Cos., Inc.	17,910	6,879,052
Danaher Corp.	126,658	28,508,182
DENTSPLY SIRONA, Inc.	137,196	8,754,477
Edwards Lifesciences Corp. (a)	167,684	14,025,090
Hologic, Inc. (a)	44,881	3,338,249
Intuitive Surgical, Inc. (a)	22,145	16,363,826
Medtronic PLC	842,498	99,524,289
STERIS PLC	22,806	4,344,087
Stryker Corp.	104,222	25,386,395
Teleflex, Inc.	15,692	6,519,398
Varian Medical Systems, Inc. (a)	21,816	3,851,178
Zimmer Biomet Holdings, Inc.	129,861	20,788,149
		397,651,679
HEALTH CARE PROVIDERS & SERVICES — 4.1%
AmerisourceBergen Corp.	92,484	10,919,586
Anthem, Inc.	152,953	54,902,479
Cardinal Health, Inc.	184,591	11,213,903
Centene Corp. (a)	363,261	23,216,011
Cigna Corp.	220,018	53,187,151
CVS Health Corp.	819,592	61,657,906
HCA Healthcare, Inc.	165,743	31,216,037
Henry Schein, Inc. (a)	90,098	6,238,386
Humana, Inc.	38,586	16,177,181
Laboratory Corp. of America Holdings (a)	60,900	15,531,327
McKesson Corp.	99,264	19,360,451
Quest Diagnostics, Inc.	83,145	10,670,829
UnitedHealth Group, Inc.	283,607	105,521,656
Universal Health Services, Inc. Class B	48,857	6,517,035
		426,329,938
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	109,740	7,888,111

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 2.7%
Booking Holdings, Inc. (a)	15,892	$37,025,817
Caesars Entertainment, Inc. (a)	54,420	4,759,029
Carnival Corp. (a)	498,130	13,220,370
Darden Restaurants, Inc.	81,787	11,613,754
Expedia Group, Inc. (a)	54,668	9,409,456
Hilton Worldwide Holdings, Inc. (a)	109,180	13,202,046
Las Vegas Sands Corp. (a)	206,559	12,550,525
Marriott International, Inc. Class A (a)	166,284	24,628,323
McDonald's Corp.	279,691	62,689,941
MGM Resorts International	258,046	9,803,168
Norwegian Cruise Line Holdings, Ltd. (a)	226,441	6,247,507
Penn National Gaming, Inc. (a)	37,024	3,881,596
Royal Caribbean Cruises, Ltd. (a)	137,753	11,793,034
Starbucks Corp.	308,948	33,758,748
Wynn Resorts, Ltd. (a)	65,624	8,227,281
Yum! Brands, Inc.	106,780	11,551,461
		274,362,056
HOUSEHOLD DURABLES — 0.7%
D.R. Horton, Inc.	83,060	7,402,307
Garmin, Ltd.	41,712	5,499,727
Leggett & Platt, Inc.	83,040	3,790,776
Lennar Corp. Class A	171,530	17,363,982
Mohawk Industries, Inc. (a)	36,773	7,071,816
Newell Brands, Inc.	237,862	6,369,944
NVR, Inc. (a)	2,070	9,751,625
PulteGroup, Inc.	82,460	4,324,203
Whirlpool Corp.	39,265	8,652,043
		70,226,423
HOUSEHOLD PRODUCTS — 1.5%
Church & Dwight Co., Inc.	50,238	4,388,289
Clorox Co.	26,408	5,093,575
Colgate-Palmolive Co.	254,351	20,050,489
Kimberly-Clark Corp.	130,869	18,197,335
Procter & Gamble Co.	800,274	108,381,108
		156,110,796
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	259,754	6,964,005
INDUSTRIAL CONGLOMERATES — 2.4%
3M Co.	361,994	69,749,004
General Electric Co.	5,479,951	71,951,757
Honeywell International, Inc.	434,677	94,355,336
Roper Technologies, Inc.	30,184	12,174,414
		248,230,511
INSURANCE — 3.3%
Aflac, Inc.	399,973	20,470,618
Allstate Corp.	189,203	21,739,425
American International Group, Inc.	540,279	24,966,293
Security Description	Shares	Value
Aon PLC Class A	67,631	$15,562,570
Arthur J Gallagher & Co.	69,273	8,643,192
Assurant, Inc.	36,181	5,129,380
Chubb, Ltd.	281,420	44,455,918
Cincinnati Financial Corp.	93,820	9,671,904
Everest Re Group, Ltd.	25,004	6,196,241
Globe Life, Inc.	59,211	5,721,559
Hartford Financial Services Group, Inc.	223,174	14,905,792
Lincoln National Corp.	114,221	7,112,542
Loews Corp.	141,486	7,255,402
Marsh & McLennan Cos., Inc.	161,920	19,721,856
MetLife, Inc.	469,752	28,556,224
Principal Financial Group, Inc.	158,120	9,480,875
Progressive Corp.	132,699	12,687,351
Prudential Financial, Inc.	248,083	22,600,361
Travelers Cos., Inc.	157,540	23,694,016
Unum Group	128,339	3,571,674
Willis Towers Watson PLC	80,551	18,436,513
WR Berkley Corp.	88,264	6,650,692
		337,230,398
IT SERVICES — 4.6%
Accenture PLC Class A	174,371	48,169,989
Akamai Technologies, Inc. (a)	37,108	3,781,305
Automatic Data Processing, Inc.	139,094	26,215,046
Broadridge Financial Solutions, Inc.	36,698	5,618,464
Cognizant Technology Solutions Corp. Class A	162,268	12,676,376
DXC Technology Co. (a)	160,164	5,006,727
Fidelity National Information Services, Inc.	388,297	54,598,441
Fiserv, Inc. (a)	114,944	13,682,934
FleetCor Technologies, Inc. (a)	29,517	7,929,152
Gartner, Inc. (a)	26,520	4,841,226
Global Payments, Inc.	184,518	37,195,138
International Business Machines Corp.	558,482	74,423,311
Jack Henry & Associates, Inc.	24,809	3,764,021
Mastercard, Inc. Class A	175,291	62,412,361
Paychex, Inc.	94,403	9,253,382
VeriSign, Inc. (a)	36,018	7,158,938
Visa, Inc. Class A	424,067	89,787,706
Western Union Co.	258,841	6,383,019
		472,897,536
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	80,454	7,733,238
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Agilent Technologies, Inc.	53,980	6,863,017
Illumina, Inc. (a)	45,692	17,548,469
IQVIA Holdings, Inc. (a)	43,448	8,391,547
Waters Corp. (a)	17,310	4,918,983
		37,722,016

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MACHINERY — 2.2%
Caterpillar, Inc.	180,562	$41,866,911
Cummins, Inc.	52,741	13,665,720
Deere & Co.	48,924	18,304,425
Dover Corp.	89,788	12,312,628
Fortive Corp.	211,317	14,927,433
IDEX Corp.	26,370	5,519,768
Illinois Tool Works, Inc.	100,876	22,346,052
Ingersoll Rand, Inc. (a)	233,791	11,504,855
Otis Worldwide Corp.	123,398	8,446,593
PACCAR, Inc.	216,660	20,132,047
Parker-Hannifin Corp.	38,827	12,247,201
Pentair PLC	104,375	6,504,650
Snap-on, Inc.	33,793	7,797,397
Stanley Black & Decker, Inc.	100,588	20,084,406
Westinghouse Air Brake Technologies Corp.	110,660	8,759,846
Xylem, Inc.	60,904	6,405,883
		230,825,815
MEDIA — 1.5%
Comcast Corp. Class A	1,600,012	86,576,649
Discovery, Inc. Class A (a) (d)	101,311	4,402,976
Discovery, Inc. Class C (a)	180,680	6,665,285
DISH Network Corp. Class A (a)	155,723	5,637,173
Fox Corp. Class A	208,623	7,533,376
Fox Corp. Class B	97,392	3,401,903
Interpublic Group of Cos., Inc.	245,225	7,160,570
News Corp. Class A	245,691	6,247,922
News Corp. Class B	76,482	1,794,268
Omnicom Group, Inc.	135,351	10,036,277
ViacomCBS, Inc. Class B	354,833	16,002,968
		155,459,367
METALS & MINING — 0.4%
Freeport-McMoRan, Inc. (a)	347,466	11,442,055
Newmont Corp.	224,758	13,546,165
Nucor Corp.	185,966	14,927,491
		39,915,711
MULTI-UTILITIES — 1.6%
Ameren Corp.	155,966	12,689,394
CenterPoint Energy, Inc.	342,903	7,766,753
CMS Energy Corp.	179,986	11,018,743
Consolidated Edison, Inc.	213,723	15,986,480
Dominion Energy, Inc.	503,428	38,240,391
DTE Energy Co.	120,874	16,093,164
NiSource, Inc.	240,902	5,808,147
Public Service Enterprise Group, Inc.	315,396	18,989,993
Sempra Energy	189,021	25,060,404
WEC Energy Group, Inc.	196,884	18,426,374
		170,079,843
MULTILINE RETAIL — 0.4%
Dollar Tree, Inc. (a)	146,826	16,805,704
Security Description	Shares	Value
Target Corp.	106,483	$21,091,088
		37,896,792
OIL, GAS & CONSUMABLE FUELS — 5.2%
APA Corp.	237,816	4,256,906
Cabot Oil & Gas Corp.	250,596	4,706,193
Chevron Corp.	1,204,120	126,179,735
ConocoPhillips	846,737	44,851,659
Devon Energy Corp.	369,424	8,071,914
Diamondback Energy, Inc.	112,768	8,287,320
EOG Resources, Inc.	364,520	26,438,636
Exxon Mobil Corp.	2,646,265	147,740,975
Hess Corp.	80,960	5,728,730
HollyFrontier Corp.	93,498	3,345,358
Kinder Morgan, Inc.	1,215,808	20,243,203
Marathon Oil Corp.	496,753	5,305,322
Marathon Petroleum Corp.	406,796	21,759,518
Occidental Petroleum Corp.	523,524	13,936,209
ONEOK, Inc.	277,724	14,069,498
Phillips 66	272,778	22,242,318
Pioneer Natural Resources Co.	127,440	20,240,021
Valero Energy Corp.	255,110	18,265,876
Williams Cos., Inc.	757,991	17,956,807
		533,626,198
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	63,168	18,372,413
PHARMACEUTICALS — 4.4%
Bristol-Myers Squibb Co.	672,082	42,428,537
Eli Lilly & Co.	193,914	36,227,013
Johnson & Johnson	985,952	162,041,211
Merck & Co., Inc.	822,445	63,402,285
Perrigo Co. PLC	82,620	3,343,631
Pfizer, Inc.	3,486,356	126,310,678
Viatris, Inc. (a)	753,232	10,522,651
Zoetis, Inc.	80,260	12,639,345
		456,915,351
PROFESSIONAL SERVICES — 0.4%
Equifax, Inc.	38,194	6,918,079
IHS Markit, Ltd.	81,970	7,933,057
Jacobs Engineering Group, Inc.	31,296	4,045,634
Leidos Holdings, Inc.	83,052	7,996,246
Nielsen Holdings PLC	224,226	5,639,284
Robert Half International, Inc.	71,496	5,581,693
		38,113,993
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	209,596	16,581,140
ROAD & RAIL — 1.0%
CSX Corp.	228,598	22,041,419
JB Hunt Transport Services, Inc.	21,564	3,624,262
Kansas City Southern	27,720	7,315,862
Norfolk Southern Corp.	86,549	23,240,138
Union Pacific Corp.	217,657	47,973,779
		104,195,460

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Analog Devices, Inc.	131,236	$20,352,079
Broadcom, Inc.	81,660	37,862,476
Intel Corp.	2,539,756	162,544,384
Maxim Integrated Products, Inc.	66,838	6,106,988
Microchip Technology, Inc.	45,644	7,084,862
Micron Technology, Inc. (a)	699,167	61,673,521
NXP Semiconductors NV	164,060	33,031,840
Skyworks Solutions, Inc.	49,924	9,160,055
Texas Instruments, Inc.	270,303	51,084,564
		388,900,769
SOFTWARE — 0.5%
Citrix Systems, Inc.	27,100	3,803,756
NortonLifeLock, Inc.	362,884	7,714,914
Oracle Corp.	521,442	36,589,585
		48,108,255
SPECIALTY RETAIL — 2.1%
Advance Auto Parts, Inc.	40,938	7,511,714
AutoZone, Inc. (a)	6,064	8,515,675
Best Buy Co., Inc.	72,120	8,280,097
CarMax, Inc. (a)	101,516	13,467,113
Gap, Inc. (a)	129,591	3,859,220
Home Depot, Inc.	188,428	57,517,647
L Brands, Inc. (a)	64,756	4,005,806
Lowe's Cos., Inc.	132,287	25,158,342
O'Reilly Automotive, Inc. (a)	14,092	7,148,167
Ross Stores, Inc.	222,424	26,670,862
TJX Cos., Inc.	750,280	49,631,022
Ulta Beauty, Inc. (a)	17,232	5,327,617
		217,093,282
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
Hewlett Packard Enterprise Co.	809,950	12,748,613
HP, Inc.	782,288	24,837,644
NetApp, Inc.	138,934	10,096,334
Seagate Technology PLC	125,491	9,631,434
Western Digital Corp.	191,190	12,761,933
		70,075,958
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Hanesbrands, Inc.	218,752	4,302,852
NIKE, Inc. Class B	285,514	37,941,955
PVH Corp. (a)	44,468	4,700,268
Ralph Lauren Corp. (a)	30,826	3,796,530
Tapestry, Inc. (a)	174,384	7,186,365
Under Armour, Inc. Class A (a)	118,813	2,632,896
Under Armour, Inc. Class C (a)	122,668	2,264,451
VF Corp.	200,578	16,030,194
		78,855,511
Security Description	Shares	Value
TOBACCO — 1.4%
Altria Group, Inc.	1,161,607	$59,427,814
Philip Morris International, Inc.	973,298	86,370,465
		145,798,279
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Fastenal Co.	90,728	4,561,804
W.W. Grainger, Inc.	10,688	4,285,140
		8,846,944
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	56,511	8,472,129
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile US, Inc. (a)	113,101	14,170,424
TOTAL COMMON STOCKS (Cost $9,188,419,467)		10,272,146,270
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (e) (f)	7,046,878	7,048,992
State Street Navigator Securities Lending Portfolio II (b) (g)	3,938,572	3,938,572
TOTAL SHORT-TERM INVESTMENTS (Cost $10,987,564)		10,987,564
TOTAL INVESTMENTS — 99.9% (Cost $9,199,407,031)		10,283,133,834
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		7,411,695
NET ASSETS — 100.0%		$10,290,545,529
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	All or a portion of the shares of the security are on loan at March 31, 2021.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2021.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,272,146,270	$—	$—	$10,272,146,270
Short-Term Investments	10,987,564	—	—	10,987,564
TOTAL INVESTMENTS	$10,283,133,834	$—	$—	$10,283,133,834
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Corp.	159,632	$10,144,614	$11,094,187	$6,688,971	$108,817	$3,806,499	219,797	$18,465,146	$298,365
State Street Institutional Liquid Reserves Fund, Premier Class	4,135,723	4,137,377	219,210,195	216,295,340	(1,997)	(1,243)	7,046,878	7,048,992	7,837
State Street Navigator Securities Lending Portfolio II	12,271,818	12,271,818	121,117,260	129,450,506	—	—	3,938,572	3,938,572	125,986
Total		$26,553,809	$351,421,642	$352,434,817	$106,820	$3,805,256		$29,452,710	$432,188
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.5%
AAR Corp. (a)	130,933	$5,453,360
Aerojet Rocketdyne Holdings, Inc.	285,495	13,406,845
AeroVironment, Inc. (a)	88,590	10,281,755
Cubic Corp.	125,297	9,343,397
Kaman Corp.	109,432	5,612,767
Moog, Inc. Class A	115,839	9,632,013
National Presto Industries, Inc.	20,495	2,091,925
Park Aerospace Corp.	74,031	978,690
Triumph Group, Inc. (a)	206,099	3,788,100
		60,588,852
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	107,922	6,522,806
Echo Global Logistics, Inc. (a)	105,006	3,298,238
Forward Air Corp.	108,654	9,649,562
Hub Group, Inc. Class A (a)	133,237	8,964,185
		28,434,791
AIRLINES — 0.7%
Allegiant Travel Co. (a)	51,776	12,636,451
Hawaiian Holdings, Inc. (a)	191,257	5,100,824
SkyWest, Inc. (a)	198,661	10,823,051
		28,560,326
AUTO COMPONENTS — 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	445,570	4,304,206
Cooper Tire & Rubber Co.	199,895	11,190,122
Cooper-Standard Holdings, Inc. (a)	66,686	2,422,036
Dorman Products, Inc. (a)	113,448	11,644,303
Gentherm, Inc. (a)	130,043	9,637,487
LCI Industries	99,247	13,128,393
Motorcar Parts of America, Inc. (a)	75,202	1,692,045
Patrick Industries, Inc.	87,320	7,422,200
Standard Motor Products, Inc.	79,414	3,302,034
		64,742,826
AUTOMOBILES — 0.3%
Winnebago Industries, Inc.	133,211	10,218,616
BANKS — 9.9%
Allegiance Bancshares, Inc.	73,396	2,975,474
Ameris Bancorp	275,571	14,470,233
Banc of California, Inc.	176,087	3,183,653
BancFirst Corp.	73,677	5,208,227
BankUnited, Inc.	366,332	16,100,291
Banner Corp.	138,749	7,399,484
Berkshire Hills Bancorp, Inc.	201,444	4,496,230
Boston Private Financial Holdings, Inc.	325,324	4,333,316
Brookline Bancorp, Inc.	308,321	4,624,815
Cadence BanCorp	493,239	10,224,844
Security Description	Shares	Value
Central Pacific Financial Corp.	111,181	$2,966,309
City Holding Co.	62,085	5,077,311
Columbia Banking System, Inc.	282,651	12,179,432
Community Bank System, Inc.	212,442	16,298,550
Customers Bancorp, Inc. (a)	116,072	3,693,411
CVB Financial Corp.	504,033	11,134,089
Dime Community Bancshares, Inc.	138,216	4,165,830
Eagle Bancorp, Inc.	125,392	6,672,108
FB Financial Corp.	123,037	5,470,225
First BanCorp	861,212	9,697,247
First BanCorp	112,416	4,890,096
First Commonwealth Financial Corp.	379,523	5,453,746
First Financial Bancorp	386,025	9,264,600
First Hawaiian, Inc.	516,640	14,140,437
First Midwest Bancorp, Inc.	452,565	9,915,699
Great Western Bancorp, Inc.	217,080	6,575,353
Hanmi Financial Corp.	121,238	2,392,026
Heritage Financial Corp.	141,708	4,001,834
Hilltop Holdings, Inc.	256,266	8,746,359
Hope Bancorp, Inc.	486,442	7,325,817
Independent Bank Corp.	130,306	10,970,462
Independent Bank Group, Inc.	145,525	10,512,726
Investors Bancorp, Inc.	888,433	13,051,081
National Bank Holdings Corp. Class A	120,897	4,797,193
NBT Bancorp, Inc.	172,006	6,863,039
OFG Bancorp	202,800	4,587,336
Old National Bancorp	653,817	12,644,821
Pacific Premier Bancorp, Inc.	373,145	16,209,419
Park National Corp.	55,964	7,236,145
Preferred Bank	53,475	3,405,288
Renasant Corp.	221,942	9,183,960
S&T Bancorp, Inc.	155,085	5,195,348
Seacoast Banking Corp. of Florida (a)	218,011	7,900,719
ServisFirst Bancshares, Inc.	186,442	11,434,488
Simmons First National Corp. Class A	428,000	12,698,760
Southside Bancshares, Inc.	122,829	4,730,145
Tompkins Financial Corp.	47,876	3,959,345
Triumph Bancorp, Inc. (a)	89,331	6,913,326
United Community Banks, Inc.	342,336	11,680,504
Veritex Holdings, Inc.	195,020	6,381,054
Westamerica Bancorp	105,837	6,644,447
		400,076,652
BEVERAGES — 0.4%
Celsius Holdings, Inc. (a)	105,935	5,090,177
Coca-Cola Consolidated, Inc.	18,288	5,281,208
MGP Ingredients, Inc. (b)	52,033	3,077,752
National Beverage Corp. (b)	92,067	4,502,997
		17,952,134
BIOTECHNOLOGY — 1.4%
Anika Therapeutics, Inc. (a)	56,577	2,307,776

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Coherus Biosciences, Inc. (a)	252,826	$3,693,788
Cytokinetics, Inc. (a)	280,658	6,528,105
Eagle Pharmaceuticals, Inc. (a)	45,799	1,911,650
Enanta Pharmaceuticals, Inc. (a)	70,845	3,494,075
Myriad Genetics, Inc. (a)	296,811	9,037,895
REGENXBIO, Inc. (a)	137,242	4,681,325
Spectrum Pharmaceuticals, Inc. (a)	575,892	1,877,408
Vanda Pharmaceuticals, Inc. (a)	216,580	3,253,031
Vericel Corp. (a)	181,380	10,075,659
Xencor, Inc. (a) (b)	228,698	9,847,736
		56,708,448
BUILDING PRODUCTS — 2.1%
AAON, Inc.	160,965	11,269,160
American Woodmark Corp. (a)	67,056	6,610,381
Apogee Enterprises, Inc.	102,591	4,193,920
Gibraltar Industries, Inc. (a)	128,559	11,764,434
Griffon Corp.	178,369	4,846,286
Insteel Industries, Inc.	76,243	2,351,334
PGT Innovations, Inc. (a)	234,452	5,919,913
Quanex Building Products Corp.	132,796	3,483,239
Resideo Technologies, Inc. (a)	564,901	15,958,453
UFP Industries, Inc.	242,248	18,372,088
		84,769,208
CAPITAL MARKETS — 0.9%
Blucora, Inc. (a)	190,474	3,169,487
Brightsphere Investment Group, Inc.	235,043	4,790,176
Donnelley Financial Solutions, Inc. (a)	116,756	3,249,320
Greenhill & Co., Inc.	57,267	943,760
Piper Sandler Cos.	54,216	5,944,785
StoneX Group, Inc. (a)	65,143	4,259,049
Virtus Investment Partners, Inc.	28,146	6,628,383
Waddell & Reed Financial, Inc. Class A	245,375	6,146,644
WisdomTree Investments, Inc.	443,483	2,771,769
		37,903,373
CHEMICALS — 2.8%
AdvanSix, Inc. (a)	110,650	2,967,633
American Vanguard Corp.	105,187	2,146,867
Balchem Corp.	127,832	16,031,411
Ferro Corp. (a)	325,079	5,480,832
FutureFuel Corp.	101,812	1,479,328
GCP Applied Technologies, Inc. (a)	190,307	4,670,134
Hawkins, Inc.	74,548	2,498,849
HB Fuller Co.	206,327	12,980,031
Innospec, Inc.	97,043	9,965,346
Koppers Holdings, Inc. (a)	83,312	2,895,925
Kraton Corp. (a)	125,805	4,603,205
Livent Corp. (a) (b)	578,560	10,020,659
Quaker Chemical Corp. (b)	52,143	12,710,899
Security Description	Shares	Value
Rayonier Advanced Materials, Inc. (a)	250,038	$2,267,845
Stepan Co.	84,242	10,708,000
Tredegar Corp.	101,769	1,527,553
Trinseo SA	151,722	9,660,140
		112,614,657
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	264,702	13,502,449
Brady Corp. Class A	191,379	10,229,207
CoreCivic, Inc. REIT (a)	472,113	4,272,623
Deluxe Corp.	165,872	6,959,989
Harsco Corp. (a)	311,501	5,342,242
HNI Corp.	169,428	6,702,572
Interface, Inc.	231,475	2,888,808
Matthews International Corp. Class A	124,981	4,942,998
Pitney Bowes, Inc.	683,869	5,635,081
Team, Inc. (a)	120,866	1,393,585
UniFirst Corp.	60,235	13,475,172
US Ecology, Inc. (a)	124,313	5,176,393
Viad Corp. (a)	80,740	3,370,895
		83,892,014
COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc.	190,793	3,182,427
Applied Optoelectronics, Inc. (a) (b)	96,899	810,076
CalAmp Corp. (a)	138,490	1,502,616
Comtech Telecommunications Corp.	102,824	2,554,148
Digi International, Inc. (a)	131,026	2,488,184
Extreme Networks, Inc. (a)	487,679	4,267,191
Harmonic, Inc. (a)	397,998	3,120,304
NETGEAR, Inc. (a)	120,747	4,962,702
Plantronics, Inc. (a)	148,166	5,765,139
Viavi Solutions, Inc. (a)	902,694	14,172,296
		42,825,083
CONSTRUCTION & ENGINEERING — 1.0%
Aegion Corp. (a)	120,814	3,473,402
Arcosa, Inc.	190,167	12,377,970
Comfort Systems USA, Inc.	142,789	10,676,334
Granite Construction, Inc. (b)	181,409	7,301,712
Matrix Service Co. (a)	104,615	1,371,503
MYR Group, Inc. (a)	66,249	4,748,066
		39,948,987
CONSTRUCTION MATERIALS — 0.1%
US Concrete, Inc. (a)	62,849	4,608,089
CONSUMER FINANCE — 0.7%
Encore Capital Group, Inc. (a)	123,661	4,974,882
Enova International, Inc. (a)	142,732	5,064,131
EZCORP, Inc. Class A (a)	207,663	1,032,085
Green Dot Corp. Class A (a)	213,203	9,762,565
PRA Group, Inc. (a)	179,937	6,670,265

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
World Acceptance Corp. (a)	15,551	$2,017,898
		29,521,826
CONTAINERS & PACKAGING — 0.3%
Myers Industries, Inc.	141,430	2,794,657
O-I Glass, Inc. (a)	620,056	9,139,625
		11,934,282
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	178,185	6,893,978
DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)	73,419	2,615,919
Perdoceo Education Corp. (a)	276,474	3,306,629
Regis Corp. (a) (b)	94,680	1,189,181
		7,111,729
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
ATN International, Inc.	43,301	2,126,945
Cincinnati Bell, Inc. (a)	200,879	3,083,493
Cogent Communications Holdings, Inc.	167,101	11,489,865
Consolidated Communications Holdings, Inc. (a)	287,622	2,070,878
Iridium Communications, Inc. (a)	1	41
Vonage Holdings Corp. (a)	924,229	10,924,387
		29,695,609
ELECTRICAL EQUIPMENT — 0.5%
AZZ, Inc.	100,121	5,041,092
Encore Wire Corp.	81,430	5,466,396
Powell Industries, Inc.	34,992	1,185,179
Vicor Corp. (a)	83,695	7,116,586
		18,809,253
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.6%
Arlo Technologies, Inc. (a)	317,138	1,991,627
Badger Meter, Inc.	114,981	10,701,282
Bel Fuse, Inc. Class B	40,202	799,618
Benchmark Electronics, Inc.	143,396	4,433,804
CTS Corp.	127,658	3,965,057
Daktronics, Inc.	146,217	916,781
ePlus, Inc. (a)	53,308	5,311,609
Fabrinet (a)	146,057	13,202,092
FARO Technologies, Inc. (a)	71,111	6,156,079
Insight Enterprises, Inc. (a)	138,531	13,218,628
Itron, Inc. (a)	174,898	15,504,708
Knowles Corp. (a)	361,976	7,572,538
Methode Electronics, Inc.	151,735	6,369,835
MTS Systems Corp. (a)	76,826	4,471,273
OSI Systems, Inc. (a)	65,989	6,341,543
PC Connection, Inc.	43,337	2,010,403
Plexus Corp. (a)	113,747	10,446,524
Rogers Corp. (a)	73,771	13,884,440
Security Description	Shares	Value
Sanmina Corp. (a)	256,245	$10,603,418
ScanSource, Inc. (a)	100,468	3,009,017
TTM Technologies, Inc. (a)	391,899	5,682,536
		146,592,812
ENERGY EQUIPMENT & SERVICES — 1.4%
Archrock, Inc.	510,826	4,847,739
Bristow Group, Inc. (a)	91,441	2,366,493
Core Laboratories NV	175,922	5,064,794
DMC Global, Inc. (a)	60,767	3,297,217
Dril-Quip, Inc. (a)	139,844	4,647,016
Exterran Corp. (a)	12	40
Helix Energy Solutions Group, Inc. (a)	559,166	2,823,788
Helmerich & Payne, Inc.	425,614	11,474,554
Nabors Industries, Ltd. (a)	25,514	2,384,283
Oceaneering International, Inc. (a)	391,892	4,475,407
Oil States International, Inc. (a)	240,913	1,452,705
Patterson-UTI Energy, Inc.	740,942	5,282,917
ProPetro Holding Corp. (a)	320,375	3,415,198
RPC, Inc. (a)	226,849	1,224,985
US Silica Holdings, Inc. (a)	293,208	3,603,526
		56,360,662
ENTERTAINMENT — 0.2%
Glu Mobile, Inc. (a)	593,330	7,404,759
Marcus Corp. (a) (b)	92,889	1,856,851
		9,261,610
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.0%
Acadia Realty Trust REIT	340,551	6,460,252
Agree Realty Corp. REIT	250,471	16,859,203
Alexander & Baldwin, Inc. REIT	285,737	4,797,524
American Assets Trust, Inc. REIT	198,121	6,427,045
Armada Hoffler Properties, Inc. REIT	234,240	2,937,370
Brandywine Realty Trust REIT	673,370	8,693,207
CareTrust REIT, Inc.	378,468	8,812,627
Centerspace REIT	51,192	3,481,056
Chatham Lodging Trust REIT (a)	185,563	2,442,009
Community Healthcare Trust, Inc. REIT	89,913	4,146,788
DiamondRock Hospitality Co. REIT (a)	829,034	8,539,050
Diversified Healthcare Trust REIT	940,343	4,494,840
Easterly Government Properties, Inc. REIT	324,116	6,718,925
Essential Properties Realty Trust, Inc. REIT	422,001	9,634,283
Four Corners Property Trust, Inc. REIT	300,367	8,230,056
Franklin Street Properties Corp. REIT	381,185	2,077,458

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
GEO Group, Inc. REIT (b)	478,763	$3,715,201
Getty Realty Corp. REIT	145,012	4,106,740
Global Net Lease, Inc. REIT	357,407	6,454,770
Hersha Hospitality Trust REIT (a)	144,137	1,520,645
Independence Realty Trust, Inc. REIT	401,927	6,109,290
Industrial Logistics Properties Trust REIT	257,664	5,959,768
Innovative Industrial Properties, Inc. REIT (b)	94,675	17,056,648
iStar, Inc. REIT (b)	291,528	5,183,368
Kite Realty Group Trust REIT	332,682	6,417,436
Lexington Realty Trust REIT	1,095,377	12,169,638
LTC Properties, Inc. REIT	154,878	6,461,510
Mack-Cali Realty Corp. REIT	340,140	5,265,367
National Storage Affiliates Trust REIT	253,490	10,121,856
NexPoint Residential Trust, Inc. REIT	88,621	4,084,542
Office Properties Income Trust REIT	190,666	5,247,128
Retail Opportunity Investments Corp. REIT	466,181	7,398,292
Retail Properties of America, Inc. Class A REIT	846,991	8,876,466
RPT Realty REIT	320,500	3,656,905
Safehold, Inc. REIT (b)	56,791	3,981,049
Saul Centers, Inc. REIT	50,981	2,044,848
SITE Centers Corp. REIT	658,144	8,924,433
Summit Hotel Properties, Inc. REIT (a)	417,179	4,238,539
Tanger Factory Outlet Centers, Inc. REIT (b)	369,312	5,587,691
Uniti Group, Inc. REIT	919,133	10,138,037
Universal Health Realty Income Trust REIT	50,563	3,427,160
Urstadt Biddle Properties, Inc. Class A REIT	118,803	1,978,070
Washington Real Estate Investment Trust	333,683	7,374,394
Whitestone REIT	157,608	1,528,798
Xenia Hotels & Resorts, Inc. REIT (a)	449,020	8,755,890
		282,536,172
FOOD & STAPLES RETAILING — 0.7%
Andersons, Inc.	121,994	3,340,196
Chefs' Warehouse, Inc. (a)	126,522	3,853,860
PriceSmart, Inc.	92,039	8,904,773
SpartanNash Co.	142,579	2,798,826
United Natural Foods, Inc. (a)	221,504	7,296,342
		26,193,997
FOOD PRODUCTS — 1.1%
B&G Foods, Inc. (b)	255,251	7,928,096
Calavo Growers, Inc.	65,617	5,094,504
Cal-Maine Foods, Inc. (a)	147,533	5,668,218
Security Description	Shares	Value
Fresh Del Monte Produce, Inc.	119,630	$3,425,007
J&J Snack Foods Corp.	59,153	9,288,796
John B Sanfilippo & Son, Inc.	34,985	3,161,594
Seneca Foods Corp. Class A (a)	26,468	1,246,378
Simply Good Foods Co. (a)	332,465	10,113,585
		45,926,178
GAS UTILITIES — 0.6%
Chesapeake Utilities Corp.	68,905	7,998,493
Northwest Natural Holding Co.	120,760	6,515,002
South Jersey Industries, Inc.	397,107	8,966,676
		23,480,171
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
AngioDynamics, Inc. (a)	149,853	3,506,560
Cardiovascular Systems, Inc. (a)	158,574	6,079,727
CONMED Corp.	114,212	14,914,945
CryoLife, Inc. (a)	153,753	3,471,743
Cutera, Inc. (a)	69,600	2,091,480
Glaukos Corp. (a)	180,682	15,164,640
Heska Corp. (a)	39,051	6,578,532
Inogen, Inc. (a)	72,901	3,828,761
Integer Holdings Corp. (a)	130,055	11,978,066
Invacare Corp.	135,866	1,089,645
Lantheus Holdings, Inc. (a)	264,330	5,648,732
LeMaitre Vascular, Inc.	66,657	3,251,528
Meridian Bioscience, Inc. (a)	170,240	4,468,800
Merit Medical Systems, Inc. (a)	193,426	11,582,349
Mesa Laboratories, Inc.	19,241	4,685,184
Natus Medical, Inc. (a)	133,652	3,422,828
OraSure Technologies, Inc. (a)	283,891	3,313,008
Orthofix Medical, Inc. (a)	76,640	3,322,344
Surmodics, Inc. (a)	54,320	3,045,722
Tactile Systems Technology, Inc. (a)	76,739	4,181,508
Varex Imaging Corp. (a)	154,719	3,170,192
Zynex, Inc. (a) (b)	76,870	1,173,805
		119,970,099
HEALTH CARE PROVIDERS & SERVICES — 3.8%
Addus HomeCare Corp. (a)	59,175	6,189,113
AMN Healthcare Services, Inc. (a)	186,193	13,722,424
Community Health Systems, Inc. (a)	480,831	6,500,835
CorVel Corp. (a)	35,961	3,689,239
Covetrus, Inc. (a)	392,423	11,760,917
Cross Country Healthcare, Inc. (a)	137,666	1,719,448
Ensign Group, Inc.	203,416	19,088,558
Fulgent Genetics, Inc. (a) (b)	69,499	6,714,993
Hanger, Inc. (a)	150,554	3,435,642
Magellan Health, Inc. (a)	91,233	8,506,565
MEDNAX, Inc. (a)	337,895	8,606,186
ModivCare, Inc. (a)	48,713	7,215,370

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Owens & Minor, Inc.	290,039	$10,902,566
R1 RCM, Inc. (a)	484,234	11,950,895
RadNet, Inc. (a)	169,157	3,679,165
Select Medical Holdings Corp. (a)	425,740	14,517,734
The Pennant Group, Inc. (a)	100,390	4,597,862
Tivity Health, Inc. (a)	149,315	3,332,711
US Physical Therapy, Inc.	50,687	5,276,517
		151,406,740
HEALTH CARE TECHNOLOGY — 1.1%
Allscripts Healthcare Solutions, Inc. (a)	552,629	8,297,724
Computer Programs & Systems, Inc.	49,818	1,524,431
HealthStream, Inc. (a)	99,480	2,222,383
NextGen Healthcare, Inc. (a)	219,507	3,973,077
Omnicell, Inc. (a)	170,194	22,103,095
Simulations Plus, Inc. (b)	59,840	3,784,282
Tabula Rasa HealthCare, Inc. (a) (b)	88,602	4,080,122
		45,985,114
HOTELS, RESTAURANTS & LEISURE — 2.0%
BJ's Restaurants, Inc. (a)	91,462	5,312,113
Bloomin' Brands, Inc. (a)	316,818	8,569,927
Brinker International, Inc. (a)	179,217	12,735,160
Cheesecake Factory, Inc. (a)	166,386	9,735,245
Chuy's Holdings, Inc. (a)	77,692	3,443,309
Dave & Buster's Entertainment, Inc. (a)	188,037	9,006,972
Dine Brands Global, Inc. (a)	65,674	5,912,630
El Pollo Loco Holdings, Inc. (a)	74,839	1,206,405
Fiesta Restaurant Group, Inc. (a)	69,830	879,160
Monarch Casino & Resort, Inc. (a)	50,926	3,087,134
Red Robin Gourmet Burgers, Inc. (a)	61,418	2,449,964
Ruth's Hospitality Group, Inc. (a)	125,711	3,121,404
Shake Shack, Inc. Class A (a)	143,652	16,199,636
		81,659,059
HOUSEHOLD DURABLES — 2.5%
Cavco Industries, Inc. (a)	33,731	7,610,051
Century Communities, Inc. (a)	114,525	6,908,148
Ethan Allen Interiors, Inc.	86,458	2,387,105
Installed Building Products, Inc.	88,693	9,834,280
iRobot Corp. (a) (b)	111,713	13,649,094
La-Z-Boy, Inc.	182,753	7,763,347
LGI Homes, Inc. (a)	87,089	13,003,259
M/I Homes, Inc. (a)	114,837	6,783,422
MDC Holdings, Inc.	218,387	12,972,188
Meritage Homes Corp. (a)	148,514	13,651,407
Tupperware Brands Corp. (a)	194,049	5,124,834
Security Description	Shares	Value
Universal Electronics, Inc. (a)	54,493	$2,995,480
		102,682,615
HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. (a) (b)	38,351	2,224,741
Central Garden & Pet Co. Class A (a)	154,548	8,019,496
WD-40 Co.	53,994	16,531,883
		26,776,120
INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	141,517	5,424,347
INSURANCE — 2.4%
Ambac Financial Group, Inc. (a)	180,977	3,029,555
American Equity Investment Life Holding Co.	338,921	10,686,179
AMERISAFE, Inc.	76,236	4,879,104
Assured Guaranty, Ltd.	303,268	12,822,171
eHealth, Inc. (a)	102,369	7,445,297
Employers Holdings, Inc.	112,069	4,825,691
HCI Group, Inc.	24,524	1,883,934
Horace Mann Educators Corp.	163,451	7,062,718
James River Group Holdings, Ltd.	121,370	5,536,899
Palomar Holdings, Inc. (a)	85,578	5,737,149
ProAssurance Corp.	212,652	5,690,567
Safety Insurance Group, Inc.	55,851	4,705,447
SiriusPoint, Ltd. (a)	336,064	3,417,771
Stewart Information Services Corp.	105,590	5,493,848
Trupanion, Inc. (a)	130,836	9,971,011
United Fire Group, Inc.	85,117	2,962,072
United Insurance Holdings Corp.	81,552	587,990
Universal Insurance Holdings, Inc.	112,055	1,606,869
		98,344,272
INTERACTIVE MEDIA & SERVICES — 0.1%
Actua Corp. (a)	2,667	133
QuinStreet, Inc. (a)	193,556	3,929,187
		3,929,320
INTERNET & DIRECT MARKETING RETAIL — 0.7%
Liquidity Services, Inc. (a)	106,001	1,969,499
PetMed Express, Inc. (b)	80,025	2,814,879
Shutterstock, Inc.	87,310	7,774,082
Stamps.com, Inc. (a)	72,457	14,455,896
		27,014,356
IT SERVICES — 1.7%
BM Technologies, Inc. (a)	16,826	196,023
Cardtronics PLC Class A (a)	142,601	5,532,919
CSG Systems International, Inc.	128,846	5,783,897
EVERTEC, Inc.	236,298	8,795,011
ExlService Holdings, Inc. (a)	132,085	11,908,784

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
NIC, Inc.	265,140	$8,996,200
Perficient, Inc. (a)	130,352	7,654,269
Sykes Enterprises, Inc. (a)	156,359	6,892,305
TTEC Holdings, Inc.	71,926	7,224,967
Unisys Corp. (a)	248,821	6,325,030
		69,309,405
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Callaway Golf Co.	371,931	9,949,154
Sturm Ruger & Co., Inc.	69,206	4,572,441
Vista Outdoor, Inc. (a)	230,175	7,381,712
		21,903,307
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Luminex Corp.	171,309	5,464,757
NeoGenomics, Inc. (a) (b)	462,514	22,307,050
		27,771,807
MACHINERY — 5.7%
Alamo Group, Inc.	38,963	6,084,072
Albany International Corp. Class A	121,152	10,112,557
Astec Industries, Inc.	89,274	6,733,045
Barnes Group, Inc.	183,940	9,112,388
Chart Industries, Inc. (a)	140,638	20,019,819
CIRCOR International, Inc. (a)	78,965	2,749,561
Enerpac Tool Group Corp.	236,255	6,170,981
EnPro Industries, Inc.	81,215	6,925,203
ESCO Technologies, Inc.	102,604	11,172,550
Federal Signal Corp.	238,889	9,149,449
Franklin Electric Co., Inc.	151,971	11,996,591
Greenbrier Cos., Inc.	129,237	6,102,571
Hillenbrand, Inc.	296,196	14,131,511
John Bean Technologies Corp.	125,218	16,696,568
Lindsay Corp.	42,867	7,142,500
Lydall, Inc. (a)	66,980	2,259,905
Meritor, Inc. (a)	286,291	8,422,681
Mueller Industries, Inc.	225,369	9,319,008
Proto Labs, Inc. (a)	109,273	13,303,988
SPX Corp. (a)	177,909	10,366,757
SPX FLOW, Inc.	166,346	10,534,692
Standex International Corp.	48,718	4,655,979
Tennant Co.	73,108	5,840,598
Titan International, Inc. (a)	198,924	1,846,015
Wabash National Corp.	205,481	3,863,043
Watts Water Technologies, Inc. Class A	108,755	12,921,182
		227,633,214
MARINE — 0.4%
Matson, Inc.	171,158	11,416,239
SEACOR Holdings, Inc. (a)	75,443	3,074,302
		14,490,541
MEDIA — 0.7%
AMC Networks, Inc. Class A (a)	118,255	6,286,436
Security Description	Shares	Value
EW Scripps Co. Class A	225,907	$4,353,228
Gannett Co., Inc. (a)	521,256	2,804,357
Meredith Corp.	160,083	4,767,272
Scholastic Corp.	118,483	3,567,523
TechTarget, Inc. (a)	93,299	6,479,615
		28,258,431
METALS & MINING — 1.3%
Allegheny Technologies, Inc. (a)	500,558	10,541,751
Arconic Corp. (a)	386,367	9,809,858
Carpenter Technology Corp.	189,049	7,779,366
Century Aluminum Co. (a)	201,308	3,555,099
Ferroglobe Representation & Warranty Insurance Trust (a) (c)	5,429	—
Haynes International, Inc.	50,065	1,485,429
Kaiser Aluminum Corp.	62,250	6,878,625
Materion Corp.	80,225	5,314,104
Olympic Steel, Inc.	35,845	1,055,635
SunCoke Energy, Inc.	326,776	2,290,700
TimkenSteel Corp. (a)	149,802	1,760,174
Warrior Met Coal, Inc.	202,631	3,471,069
		53,941,810
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.1%
Apollo Commercial Real Estate Finance, Inc. REIT	507,753	7,093,309
ARMOUR Residential REIT, Inc. (b)	257,674	3,143,623
Capstead Mortgage Corp. REIT	381,901	2,379,243
Granite Point Mortgage Trust, Inc. REIT	217,439	2,602,745
Invesco Mortgage Capital, Inc. REIT (b)	910,932	3,652,837
KKR Real Estate Finance Trust, Inc. REIT	107,540	1,977,661
New York Mortgage Trust, Inc. REIT	1,497,532	6,693,968
PennyMac Mortgage Investment Trust REIT	386,425	7,573,930
Ready Capital Corp. REIT	230,195	3,089,217
Redwood Trust, Inc. REIT	442,408	4,605,467
		42,812,000
MULTI-UTILITIES — 0.3%
Avista Corp.	273,301	13,050,123
MULTILINE RETAIL — 0.7%
Big Lots, Inc.	133,267	9,102,136
Macy's, Inc. (a)	1,228,325	19,886,582
		28,988,718
OIL, GAS & CONSUMABLE FUELS — 2.3%
Bonanza Creek Energy, Inc. (a)	73,173	2,614,471
Callon Petroleum Co. (a)	182,104	7,020,109
CONSOL Energy, Inc. (a)	118,172	1,148,632
Diamondback Energy, Inc.	153	11,244
Dorian LPG, Ltd. (a)	106,829	1,402,665

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Green Plains, Inc. (a) (b)	166,525	$4,507,832
Laredo Petroleum, Inc. (a)	35,596	1,070,016
Matador Resources Co.	433,122	10,156,711
Par Pacific Holdings, Inc. (a)	157,699	2,226,710
PBF Energy, Inc. Class A (a)	379,209	5,365,807
PDC Energy, Inc. (a)	393,781	13,546,066
Penn Virginia Corp. (a) (b)	58,786	787,732
Range Resources Corp. (a)	1,020,458	10,541,331
Renewable Energy Group, Inc. (a)	174,813	11,544,651
REX American Resources Corp. (a)	20,801	1,750,820
SM Energy Co.	421,147	6,894,176
Southwestern Energy Co. (a)	2,555,287	11,882,085
Talos Energy, Inc. (a)	125,087	1,506,048
		93,977,106
PAPER & FOREST PRODUCTS — 0.4%
Clearwater Paper Corp. (a)	65,562	2,466,442
Glatfelter Corp.	175,128	3,003,445
Mercer International, Inc.	156,004	2,244,898
Neenah, Inc.	66,449	3,414,150
Schweitzer-Mauduit International, Inc.	123,958	6,070,223
		17,199,158
PERSONAL PRODUCTS — 0.8%
Edgewell Personal Care Co.	214,252	8,484,379
elf Beauty, Inc. (a)	151,644	4,068,609
Inter Parfums, Inc.	69,964	4,962,546
Medifast, Inc.	46,379	9,824,000
USANA Health Sciences, Inc. (a)	46,930	4,580,368
		31,919,902
PHARMACEUTICALS — 1.4%
Amphastar Pharmaceuticals, Inc. (a)	144,366	2,644,785
ANI Pharmaceuticals, Inc. (a)	38,043	1,374,874
Collegium Pharmaceutical, Inc. (a)	137,188	3,251,356
Corcept Therapeutics, Inc. (a)	416,633	9,911,699
Elanco Animal Health, Inc. (c)	34,895	—
Endo International PLC (a)	909,669	6,740,647
Innoviva, Inc. (a)	248,120	2,965,034
Lannett Co., Inc. (a) (b)	133,922	707,108
Pacira BioSciences, Inc. (a)	173,075	12,130,827
Phibro Animal Health Corp. Class A	80,087	1,954,123
Prestige Consumer Healthcare, Inc. (a)	196,768	8,673,533
Supernus Pharmaceuticals, Inc. (a)	208,826	5,467,065
		55,821,051
PROFESSIONAL SERVICES — 1.4%
Exponent, Inc.	204,397	19,918,488
Forrester Research, Inc. (a)	43,414	1,844,227
Security Description	Shares	Value
Heidrick & Struggles International, Inc.	76,424	$2,729,865
Kelly Services, Inc. Class A (a)	131,824	2,935,720
Korn Ferry	213,858	13,338,323
ManTech International Corp. Class A	107,863	9,378,688
Resources Connection, Inc.	120,624	1,633,249
TrueBlue, Inc. (a)	140,025	3,083,351
		54,861,911
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Marcus & Millichap, Inc. (a)	94,832	3,195,838
RE/MAX Holdings, Inc. Class A	73,309	2,887,642
Realogy Holdings Corp. (a) (b)	455,756	6,895,588
St. Joe Co.	123,194	5,285,023
		18,264,091
ROAD & RAIL — 1.0%
ArcBest Corp.	100,234	7,053,466
Heartland Express, Inc.	192,476	3,768,680
Marten Transport, Ltd.	231,771	3,933,154
Saia, Inc. (a)	104,134	24,011,218
		38,766,518
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Advanced Energy Industries, Inc.	151,117	16,497,443
Axcelis Technologies, Inc. (a)	133,162	5,471,627
CEVA, Inc. (a)	90,018	5,054,511
Cohu, Inc. (a)	186,001	7,782,282
Diodes, Inc. (a)	166,618	13,302,781
DSP Group, Inc. (a)	86,652	1,234,791
FormFactor, Inc. (a)	306,873	13,843,041
Ichor Holdings, Ltd. (a)	110,738	5,957,704
Kulicke & Soffa Industries, Inc.	244,943	12,029,151
MaxLinear, Inc. (a)	267,724	9,124,034
Onto Innovation, Inc. (a)	192,692	12,661,791
PDF Solutions, Inc. (a)	115,639	2,056,061
Photronics, Inc. (a)	250,271	3,218,485
Power Integrations, Inc.	237,626	19,361,767
Rambus, Inc. (a)	441,000	8,573,040
SMART Global Holdings, Inc. (a)	55,660	2,561,473
Ultra Clean Holdings, Inc. (a)	160,184	9,297,079
Veeco Instruments, Inc. (a)	196,241	4,070,038
		152,097,099
SOFTWARE — 2.7%
8x8, Inc. (a)	424,203	13,761,145
Agilysys, Inc. (a)	80,257	3,849,126
Alarm.com Holdings, Inc. (a)	178,620	15,429,196
Bottomline Technologies DE, Inc. (a)	153,458	6,943,974
Ebix, Inc. (b)	92,891	2,975,299
LivePerson, Inc. (a) (b)	248,431	13,102,251

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MicroStrategy, Inc. Class A (a) (b)	30,077	$20,416,268
OneSpan, Inc. (a)	133,922	3,281,089
Progress Software Corp.	174,490	7,688,029
SPS Commerce, Inc. (a)	140,876	13,990,395
Xperi Holding Corp.	415,592	9,047,438
		110,484,210
SPECIALTY RETAIL — 5.6%
Aaron's Co., Inc.	135,011	3,467,083
Abercrombie & Fitch Co. Class A (a)	246,213	8,447,568
America's Car-Mart, Inc. (a)	24,267	3,697,563
Asbury Automotive Group, Inc. (a)	76,530	15,038,145
Barnes & Noble Education, Inc. (a)	117,873	959,486
Bed Bath & Beyond, Inc. (a)	478,418	13,945,885
Boot Barn Holdings, Inc. (a)	114,428	7,130,009
Buckle, Inc.	113,122	4,443,432
Caleres, Inc.	149,568	3,260,582
Cato Corp. Class A (a)	77,725	932,700
Chico's FAS, Inc. (a)	473,285	1,566,573
Children's Place, Inc. (a)	57,533	4,010,050
Conn's, Inc. (a)	76,074	1,479,639
Designer Brands, Inc. Class A (a)	232,253	4,041,202
GameStop Corp. Class A (a)	215,922	40,986,314
Genesco, Inc. (a)	56,177	2,668,408
Group 1 Automotive, Inc.	67,142	10,594,336
Guess?, Inc.	148,162	3,481,807
Haverty Furniture Cos., Inc.	65,890	2,450,449
Hibbett Sports, Inc. (a)	65,496	4,512,019
Lumber Liquidators Holdings, Inc. (a)	114,075	2,865,564
MarineMax, Inc. (a)	87,250	4,306,660
Michaels Cos., Inc. (a)	279,545	6,133,217
Monro, Inc.	131,917	8,680,139
ODP Corp. (a)	211,212	9,143,368
Rent-A-Center, Inc.	194,005	11,186,328
Sally Beauty Holdings, Inc. (a) (b)	445,167	8,961,212
Shoe Carnival, Inc.	33,993	2,103,487
Signet Jewelers, Ltd. (a)	206,582	11,977,624
Sleep Number Corp. (a)	100,136	14,368,515
Sonic Automotive, Inc. Class A (b)	92,281	4,574,369
Zumiez, Inc. (a)	82,427	3,536,118
		224,949,851
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a)	489,942	13,444,008
Diebold Nixdorf, Inc. (a)	308,527	4,359,487
		17,803,495
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Crocs, Inc. (a)	258,239	$20,775,328
Fossil Group, Inc. (a)	184,863	2,292,301
G-III Apparel Group, Ltd. (a)	171,789	5,177,721
Kontoor Brands, Inc. (b)	185,621	9,008,187
Movado Group, Inc.	65,464	1,862,451
Oxford Industries, Inc.	66,672	5,828,466
Steven Madden, Ltd.	305,300	11,375,478
Unifi, Inc. (a)	59,030	1,626,867
Vera Bradley, Inc. (a)	86,960	878,296
Wolverine World Wide, Inc.	325,473	12,472,125
		71,297,220
THRIFTS & MORTGAGE FINANCE — 2.3%
Axos Financial, Inc. (a)	202,691	9,528,504
Capitol Federal Financial, Inc.	509,388	6,746,844
Flagstar Bancorp, Inc.	187,120	8,439,112
HomeStreet, Inc.	86,021	3,790,946
Meta Financial Group, Inc.	127,227	5,764,655
Mr Cooper Group, Inc. (a)	278,876	9,693,730
NMI Holdings, Inc. Class A (a)	336,614	7,957,555
Northfield Bancorp, Inc.	185,454	2,952,428
Northwest Bancshares, Inc.	500,956	7,238,814
Provident Financial Services, Inc.	285,453	6,359,893
TrustCo Bank Corp.	380,490	2,804,211
Walker & Dunlop, Inc.	115,745	11,891,641
WSFS Financial Corp.	187,432	9,332,239
		92,500,572
TOBACCO — 0.3%
Universal Corp.	96,712	5,705,041
Vector Group, Ltd.	505,019	7,045,015
		12,750,056
TRADING COMPANIES & DISTRIBUTORS — 1.0%
Applied Industrial Technologies, Inc.	152,953	13,944,725
Boise Cascade Co.	154,721	9,256,958
DXP Enterprises, Inc. (a)	64,601	1,949,012
GMS, Inc. (a)	169,127	7,061,052
NOW, Inc. (a)	437,944	4,418,855
Veritiv Corp. (a)	49,158	2,091,181
		38,721,783
WATER UTILITIES — 0.6%
American States Water Co.	146,158	11,052,468
California Water Service Group	198,669	11,193,011
		22,245,479
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Shenandoah Telecommunications Co.	197,021	9,616,595

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Spok Holdings, Inc.	70,504	$739,587
		10,356,182
TOTAL COMMON STOCKS (Cost $3,147,056,662)		4,023,529,417
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Alder Biopharmaceuticals, Inc. (CVR) (a)	9,352	8,230
Omthera Pharmaceuticals, Inc. (CVR) (a) (c)	24	—
Tobira Therapeutics, Inc. (CVR) (a)	740	10,486
		18,716
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
NewStar Financial, Inc. (CVR) (a)	4,067	346
MEDIA — 0.0% (d)
Media General, Inc. (CVR) (a)	10,713	1,071
TOTAL RIGHTS (Cost $8,274)		20,133
WARRANTS — 0.0% (d)
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Battalion Oil Corp. (expiring 10/08/22) (a)	1,596	—
Battalion Oil Corp. (expiring 10/08/22) (a)	1,277	—
Battalion Oil Corp. (expiring 10/08/22) (a) (b)	2,055	—
Oasis Petroleum, Inc. (expiring 11/19/24)	86	—
TOTAL WARRANTS (Cost $0)		—
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (e) (f)	1,547,444	$1,547,908
State Street Navigator Securities Lending Portfolio II (g) (h)	86,042,939	86,042,939
TOTAL SHORT-TERM INVESTMENTS (Cost $87,590,847)		87,590,847
TOTAL INVESTMENTS — 102.1% (Cost $3,234,655,783)		4,111,140,397
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(82,609,536)
NET ASSETS — 100.0%		$4,028,530,861
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of the securities is $0, representing 0.0% of the Fund's net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At March 31, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index (long)	20	06/18/2021	$2,346,569	$2,222,500	$(124,069)
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,023,529,284	$133	$0(a)	$4,023,529,417
Rights	—	20,133	0(a)	20,133
Warrants	—	0(b)	—	0
Short-Term Investments	87,590,847	—	—	87,590,847
TOTAL INVESTMENTS	$4,111,120,131	$20,266	$0	$4,111,140,397
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(c)	(124,069)	—	—	(124,069)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(124,069)	$—	$—	$(124,069)
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2021.
(b)	The Fund held Level 2 securities that were valued at $0 at March 31, 2021.
(c)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,059,861	$2,060,685	$83,273,342	$83,785,323	$(796)	$—	1,547,444	$1,547,908	$2,422
State Street Navigator Securities Lending Portfolio II	91,647,196	91,647,196	433,250,872	438,855,129	—	—	86,042,939	86,042,939	743,601
Total		$93,707,881	$516,524,214	$522,640,452	$(796)	$—		$87,590,847	$746,023
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
AAR Corp. (a)	4,576	$190,590
Aerojet Rocketdyne Holdings, Inc.	9,268	435,225
AeroVironment, Inc. (a)	2,383	276,571
Axon Enterprise, Inc. (a)	8,150	1,160,723
Boeing Co. (a)	67,248	17,129,411
Cubic Corp.	4,174	311,255
Curtiss-Wright Corp.	5,504	652,774
General Dynamics Corp.	29,506	5,357,109
Hexcel Corp. (a)	10,854	607,824
Howmet Aerospace, Inc. (a)	50,429	1,620,284
Huntington Ingalls Industries, Inc.	5,287	1,088,329
Kaman Corp.	3,522	180,643
L3Harris Technologies, Inc.	25,526	5,173,610
Lockheed Martin Corp.	31,203	11,529,509
Mercury Systems, Inc. (a)	6,737	475,969
Moog, Inc. Class A	3,748	311,646
National Presto Industries, Inc.	108	11,024
Northrop Grumman Corp.	19,653	6,360,497
Park Aerospace Corp.	2,386	31,543
Raytheon Technologies Corp.	190,679	14,733,766
Teledyne Technologies, Inc. (a)	4,726	1,954,910
Textron, Inc.	29,524	1,655,706
TransDigm Group, Inc. (a)	6,733	3,958,465
Triumph Group, Inc. (a)	8,754	160,899
		75,368,282
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	3,836	231,848
C.H. Robinson Worldwide, Inc.	17,568	1,676,514
Echo Global Logistics, Inc. (a)	2,400	75,384
Expeditors International of Washington, Inc.	21,778	2,345,273
FedEx Corp.	30,658	8,708,098
Forward Air Corp.	3,626	322,025
Hub Group, Inc. Class A (a)	4,376	294,417
United Parcel Service, Inc. Class B	89,925	15,286,351
XPO Logistics, Inc. (a)	11,785	1,453,091
		30,393,001
AIRLINES — 0.3%
Alaska Air Group, Inc. (a)	16,037	1,109,921
Allegiant Travel Co. (a)	1,688	411,973
American Airlines Group, Inc. (a)	77,669	1,856,289
Delta Air Lines, Inc. (a)	80,821	3,902,038
Hawaiian Holdings, Inc. (a)	5,458	145,565
JetBlue Airways Corp. (a)	37,993	772,777
SkyWest, Inc. (a)	6,631	361,257
Southwest Airlines Co. (a)	73,396	4,481,560
United Airlines Holdings, Inc. (a)	37,768	2,173,171
		15,214,551
AUTO COMPONENTS — 0.3%
Adient PLC (a)	11,376	502,819
Security Description	Shares	Value
American Axle & Manufacturing Holdings, Inc. (a)	11,043	$106,675
Aptiv PLC (a)	33,682	4,644,748
BorgWarner, Inc.	30,924	1,433,637
Cooper Tire & Rubber Co.	6,712	375,738
Cooper-Standard Holdings, Inc. (a)	2,274	82,592
Dana, Inc.	19,728	479,982
Dorman Products, Inc. (a)	3,774	387,363
Fox Factory Holding Corp. (a)	4,415	560,970
Gentex Corp.	31,624	1,128,028
Gentherm, Inc. (a)	4,207	311,781
Goodyear Tire & Rubber Co. (a)	29,598	520,037
LCI Industries	3,318	438,905
Lear Corp.	7,046	1,277,087
Motorcar Parts of America, Inc. (a)	843	18,968
Patrick Industries, Inc.	2,615	222,275
Standard Motor Products, Inc.	2,056	85,488
Visteon Corp. (a)	3,609	440,118
		13,017,211
AUTOMOBILES — 1.7%
Ford Motor Co. (a)	494,937	6,062,978
General Motors Co. (a)	159,971	9,191,934
Harley-Davidson, Inc.	19,796	793,819
Tesla, Inc. (a)	96,291	64,315,648
Thor Industries, Inc. (b)	6,643	895,078
Winnebago Industries, Inc.	4,351	333,765
		81,593,222
BANKS — 4.8%
Allegiance Bancshares, Inc.	2,097	85,012
Ameris Bancorp	6,898	362,214
Associated Banc-Corp.	20,624	440,116
Banc of California, Inc.	6,611	119,527
BancFirst Corp.	2,346	165,839
BancorpSouth Bank	13,105	425,650
Bank of America Corp.	956,768	37,017,354
Bank of Hawaii Corp.	5,188	464,274
Bank OZK	15,616	637,914
BankUnited, Inc.	11,912	523,532
Banner Corp.	4,124	219,933
Berkshire Hills Bancorp, Inc.	5,749	128,318
Boston Private Financial Holdings, Inc.	11,048	147,159
Brookline Bancorp, Inc.	11,059	165,885
Cadence BanCorp	12,522	259,581
Cathay General Bancorp	9,535	388,837
Central Pacific Financial Corp.	4,418	117,872
CIT Group, Inc.	13,427	691,625
Citigroup, Inc.	263,735	19,186,721
Citizens Financial Group, Inc.	54,153	2,390,855
City Holding Co.	2,235	182,778
Columbia Banking System, Inc.	7,085	305,293
Comerica, Inc.	17,930	1,286,298
Commerce Bancshares, Inc.	13,637	1,044,731

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Community Bank System, Inc.	6,628	$508,500
Cullen/Frost Bankers, Inc.	7,366	801,126
Customers Bancorp, Inc. (a)	4,479	142,522
CVB Financial Corp.	15,533	343,124
Dime Community Bancshares, Inc.	4,371	131,742
Eagle Bancorp, Inc.	4,580	243,702
East West Bancorp, Inc.	18,328	1,352,606
FB Financial Corp.	2,221	98,746
Fifth Third Bancorp	90,296	3,381,585
First BanCorp	28,316	318,838
First BanCorp	308	13,398
First Commonwealth Financial Corp.	13,241	190,273
First Financial Bancorp	11,347	272,328
First Financial Bankshares, Inc.	18,008	841,514
First Hawaiian, Inc.	16,851	461,212
First Horizon National Corp.	71,623	1,211,145
First Midwest Bancorp, Inc.	15,723	344,491
First Republic Bank	22,213	3,704,018
FNB Corp.	42,087	534,505
Fulton Financial Corp.	21,486	365,907
Glacier Bancorp, Inc.	11,201	639,353
Great Western Bancorp, Inc.	8,769	265,613
Hancock Whitney Corp.	11,774	494,626
Hanmi Financial Corp.	4,478	88,351
Heritage Financial Corp.	4,372	123,465
Hilltop Holdings, Inc.	8,224	280,685
Home BancShares, Inc.	19,897	538,214
Hope Bancorp, Inc.	17,698	266,532
Huntington Bancshares, Inc.	128,894	2,026,214
Independent Bank Corp.	4,637	390,389
Independent Bank Group, Inc.	4,714	340,539
International Bancshares Corp.	6,871	318,952
Investors Bancorp, Inc.	28,805	423,145
JPMorgan Chase & Co.	384,611	58,549,333
KeyCorp.	123,648	2,470,487
M&T Bank Corp.	16,306	2,472,153
National Bank Holdings Corp. Class A	4,498	178,481
NBT Bancorp, Inc.	6,528	260,467
OFG Bancorp	6,163	139,407
Old National Bancorp	18,292	353,767
Pacific Premier Bancorp, Inc.	12,844	557,943
PacWest Bancorp	15,608	595,445
Park National Corp.	1,846	238,688
People's United Financial, Inc.	53,861	964,112
Pinnacle Financial Partners, Inc.	9,395	832,961
PNC Financial Services Group, Inc.	53,800	9,437,058
Preferred Bank	1,796	114,369
Prosperity Bancshares, Inc.	11,723	877,935
Regions Financial Corp.	123,994	2,561,716
Renasant Corp.	7,228	299,095
S&T Bancorp, Inc.	4,600	154,100
Security Description	Shares	Value
Seacoast Banking Corp. of Florida (a)	4,456	$161,485
ServisFirst Bancshares, Inc.	6,110	374,726
Signature Bank	6,788	1,534,767
Simmons First National Corp. Class A	14,598	433,123
Southside Bancshares, Inc.	4,348	167,442
Sterling Bancorp	26,394	607,590
SVB Financial Group (a)	6,604	3,260,131
Synovus Financial Corp.	19,120	874,740
TCF Financial Corp.	19,327	897,932
Texas Capital Bancshares, Inc. (a)	6,620	469,490
Tompkins Financial Corp.	1,518	125,539
Triumph Bancorp, Inc. (a)	2,279	176,372
Truist Financial Corp.	171,266	9,988,233
Trustmark Corp.	8,705	293,010
UMB Financial Corp.	4,297	396,742
Umpqua Holdings Corp.	28,545	500,965
United Bankshares, Inc.	13,670	527,389
United Community Banks, Inc.	9,257	315,849
US Bancorp	174,121	9,630,633
Valley National Bancorp	49,769	683,826
Veritex Holdings, Inc.	4,152	135,853
Webster Financial Corp.	11,438	630,348
Wells Fargo & Co.	523,706	20,461,193
Westamerica Bancorp	2,480	155,694
Wintrust Financial Corp.	6,880	521,504
Zions Bancorp NA	20,732	1,139,431
		223,736,202
BEVERAGES — 1.4%
Boston Beer Co., Inc. Class A (a)	1,122	1,353,446
Brown-Forman Corp. Class B	23,569	1,625,554
Celsius Holdings, Inc. (a)	3,388	162,794
Coca-Cola Co.	489,982	25,826,951
Coca-Cola Consolidated, Inc.	486	140,347
Constellation Brands, Inc. Class A	21,560	4,915,680
MGP Ingredients, Inc.	2,127	125,812
Molson Coors Beverage Co. Class B (a)	24,367	1,246,372
Monster Beverage Corp. (a)	46,801	4,263,103
National Beverage Corp. (b)	3,460	169,229
PepsiCo, Inc.	175,058	24,761,954
		64,591,242
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	223,683	24,206,974
Alexion Pharmaceuticals, Inc. (a)	27,751	4,243,405
Amgen, Inc.	72,564	18,054,649
Anika Therapeutics, Inc. (a)	2,225	90,758
Arrowhead Pharmaceuticals, Inc. (a)	12,126	804,075
Biogen, Inc. (a)	19,533	5,464,357
Coherus Biosciences, Inc. (a)	7,844	114,601
Cytokinetics, Inc. (a)	7,015	163,169
Eagle Pharmaceuticals, Inc. (a)	2,100	87,654

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Emergent BioSolutions, Inc. (a)	6,434	$597,783
Enanta Pharmaceuticals, Inc. (a)	2,244	110,674
Exelixis, Inc. (a)	39,845	900,099
Gilead Sciences, Inc.	159,238	10,291,552
Halozyme Therapeutics, Inc. (a)	16,421	684,591
Incyte Corp. (a)	23,629	1,920,329
Ligand Pharmaceuticals, Inc. (a)	2,034	310,083
Myriad Genetics, Inc. (a)	10,585	322,313
Neurocrine Biosciences, Inc. (a)	11,842	1,151,634
Regeneron Pharmaceuticals, Inc. (a)	13,253	6,270,524
REGENXBIO, Inc. (a)	4,260	145,309
Spectrum Pharmaceuticals, Inc. (a)	9,027	29,428
United Therapeutics Corp. (a)	5,692	952,101
Vanda Pharmaceuticals, Inc. (a)	6,616	99,372
Vericel Corp. (a)	63	3,500
Vertex Pharmaceuticals, Inc. (a)	33,022	7,096,098
Xencor, Inc. (a) (b)	7,205	310,247
		84,425,279
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	17,456	1,180,200
AAON, Inc.	4,596	321,766
Allegion PLC	11,622	1,459,956
American Woodmark Corp. (a)	2,175	214,411
Apogee Enterprises, Inc.	4,402	179,954
Builders FirstSource, Inc. (a)	25,948	1,203,209
Carrier Global Corp.	103,198	4,357,020
Fortune Brands Home & Security, Inc.	17,889	1,714,124
Gibraltar Industries, Inc. (a)	4,192	383,610
Griffon Corp.	6,443	175,056
Insteel Industries, Inc.	2,268	69,945
Johnson Controls International PLC	91,725	5,473,231
Lennox International, Inc.	4,441	1,383,771
Masco Corp.	33,713	2,019,409
Owens Corning	13,972	1,286,681
PGT Innovations, Inc. (a)	6,806	171,852
Quanex Building Products Corp.	4,361	114,389
Resideo Technologies, Inc. (a)	15,844	447,593
Simpson Manufacturing Co., Inc.	5,244	543,960
Trane Technologies PLC	30,436	5,038,984
Trex Co., Inc. (a)	15,000	1,373,100
UFP Industries, Inc.	7,960	603,686
		29,715,907
CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc.	5,981	891,349
Ameriprise Financial, Inc.	14,902	3,463,970
Bank of New York Mellon Corp.	103,537	4,896,265
BlackRock, Inc.	17,794	13,415,964
Blucora, Inc. (a)	6,596	109,758
Brightsphere Investment Group, Inc.	7,392	150,649
Cboe Global Markets, Inc.	14,096	1,391,134
Security Description	Shares	Value
Charles Schwab Corp.	189,533	$12,353,761
CME Group, Inc.	45,631	9,319,219
Donnelley Financial Solutions, Inc. (a)	4,133	115,021
Evercore, Inc. Class A	4,660	613,908
FactSet Research Systems, Inc.	4,910	1,515,177
Federated Hermes, Inc.	12,271	384,082
Franklin Resources, Inc.	35,378	1,047,189
Goldman Sachs Group, Inc.	43,697	14,288,919
Greenhill & Co., Inc.	1,831	30,175
Interactive Brokers Group, Inc. Class A	10,165	742,452
Intercontinental Exchange, Inc.	71,255	7,957,758
Invesco, Ltd.	48,601	1,225,717
Janus Henderson Group PLC	19,246	599,513
MarketAxess Holdings, Inc.	4,816	2,397,983
Moody's Corp.	20,556	6,138,227
Morgan Stanley	190,098	14,763,011
MSCI, Inc.	10,524	4,412,503
Nasdaq, Inc.	14,829	2,186,684
Northern Trust Corp.	26,412	2,776,165
Piper Sandler Cos.	1,831	200,769
Raymond James Financial, Inc.	15,749	1,930,198
S&P Global, Inc.	30,539	10,776,297
SEI Investments Co.	15,713	957,393
State Street Corp. (c)	44,720	3,756,927
Stifel Financial Corp.	13,273	850,268
StoneX Group, Inc. (a)	2,178	142,398
T Rowe Price Group, Inc.	28,689	4,923,032
Virtus Investment Partners, Inc.	850	200,175
Waddell & Reed Financial, Inc. Class A	8,142	203,957
WisdomTree Investments, Inc.	15,506	96,913
		131,224,880
CHEMICALS — 2.0%
AdvanSix, Inc. (a)	4,331	116,157
Air Products & Chemicals, Inc.	28,064	7,895,526
Albemarle Corp.	15,149	2,213,420
American Vanguard Corp.	3,403	69,455
Ashland Global Holdings, Inc.	7,194	638,611
Avient Corp.	9,896	467,784
Balchem Corp.	4,168	522,709
Cabot Corp.	7,211	378,145
Celanese Corp.	14,847	2,224,229
CF Industries Holdings, Inc.	27,786	1,260,929
Chemours Co.	20,838	581,589
Corteva, Inc.	94,430	4,402,327
Dow, Inc.	94,240	6,025,706
DuPont de Nemours, Inc.	68,818	5,318,255
Eastman Chemical Co.	17,500	1,927,100
Ecolab, Inc.	31,550	6,753,908
Ferro Corp. (a)	10,906	183,875
FMC Corp.	16,491	1,824,070
FutureFuel Corp.	4,328	62,886
GCP Applied Technologies, Inc. (a)	6,821	167,387

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Hawkins, Inc.	3,134	$105,052
HB Fuller Co.	6,750	424,642
Ingevity Corp. (a)	5,253	396,759
Innospec, Inc.	3,134	321,830
International Flavors & Fragrances, Inc.	31,054	4,335,449
Koppers Holdings, Inc. (a)	2,346	81,547
Kraton Corp. (a)	4,404	161,142
Linde PLC	66,491	18,626,789
Livent Corp. (a) (b)	18,887	327,123
LyondellBasell Industries NV Class A	32,534	3,385,163
Minerals Technologies, Inc.	4,398	331,257
Mosaic Co.	43,816	1,385,024
NewMarket Corp.	737	280,178
Olin Corp.	19,287	732,327
PPG Industries, Inc.	29,887	4,490,821
Quaker Chemical Corp. (b)	1,688	411,484
Rayonier Advanced Materials, Inc. (a)	8,203	74,401
RPM International, Inc.	16,766	1,539,957
Scotts Miracle-Gro Co.	5,148	1,261,106
Sensient Technologies Corp.	5,497	428,766
Sherwin-Williams Co.	10,318	7,614,787
Stepan Co.	2,350	298,709
Tredegar Corp.	3,151	47,297
Trinseo SA	4,935	314,211
Valvoline, Inc.	24,147	629,512
		91,039,401
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	8,585	437,921
Brady Corp. Class A	6,483	346,516
Brink's Co.	6,577	521,096
Cintas Corp.	10,930	3,730,518
Clean Harbors, Inc. (a)	6,505	546,810
Copart, Inc. (a)	26,327	2,859,375
CoreCivic, Inc. REIT (a)	18,506	167,479
Deluxe Corp.	6,741	282,852
Harsco Corp. (a)	11,132	190,914
Healthcare Services Group, Inc.	9,425	264,183
Herman Miller, Inc.	7,899	325,044
HNI Corp.	5,564	220,112
IAA, Inc. (a)	17,314	954,694
Interface, Inc.	8,829	110,186
KAR Auction Services, Inc. (a) (b)	16,757	251,355
Matthews International Corp. Class A	4,446	175,839
MSA Safety, Inc.	4,532	679,891
Pitney Bowes, Inc.	22,325	183,958
Republic Services, Inc.	26,673	2,649,963
Rollins, Inc.	25,644	882,666
Stericycle, Inc. (a)	11,557	780,213
Team, Inc. (a)	3,939	45,417
Tetra Tech, Inc.	6,937	941,490
UniFirst Corp.	1,950	436,235
Security Description	Shares	Value
US Ecology, Inc. (a)	2,166	$90,192
Viad Corp. (a)	2,356	98,363
Waste Management, Inc.	49,423	6,376,555
		24,549,837
COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN, Inc.	6,746	112,523
Applied Optoelectronics, Inc. (a) (b)	4,422	36,968
Arista Networks, Inc. (a)	6,874	2,075,192
CalAmp Corp. (a)	4,556	49,433
Ciena Corp. (a)	19,873	1,087,450
Cisco Systems, Inc.	535,218	27,676,123
Comtech Telecommunications Corp.	3,094	76,855
Digi International, Inc. (a)	3,983	75,637
Extreme Networks, Inc. (a)	16,205	141,794
F5 Networks, Inc. (a)	7,982	1,665,205
Harmonic, Inc. (a)	17,422	136,588
Juniper Networks, Inc.	41,817	1,059,225
Lumentum Holdings, Inc. (a)	9,728	888,653
Motorola Solutions, Inc.	21,492	4,041,571
NETGEAR, Inc. (a)	4,152	170,647
NetScout Systems, Inc. (a)	8,949	252,004
Plantronics, Inc. (a)	4,816	187,390
ViaSat, Inc. (a) (b)	6,875	330,481
Viavi Solutions, Inc. (a)	29,599	464,704
		40,528,443
CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a)	19,474	1,248,478
Aegion Corp. (a)	4,606	132,423
Arcosa, Inc.	6,166	401,345
Comfort Systems USA, Inc.	4,500	336,465
Dycom Industries, Inc. (a)	4,144	384,770
EMCOR Group, Inc.	7,154	802,393
Fluor Corp. (a)	15,907	367,293
Granite Construction, Inc.	6,832	274,988
MasTec, Inc. (a)	7,290	683,073
Matrix Service Co. (a)	4,385	57,487
MYR Group, Inc. (a)	2,130	152,657
Quanta Services, Inc.	17,936	1,578,009
Valmont Industries, Inc.	2,078	493,878
		6,913,259
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	5,440	731,190
Martin Marietta Materials, Inc.	7,991	2,683,538
US Concrete, Inc. (a) (b)	2,208	161,890
Vulcan Materials Co.	16,069	2,711,644
		6,288,262
CONSUMER FINANCE — 0.6%
American Express Co.	82,833	11,715,900
Capital One Financial Corp.	58,165	7,400,333
Discover Financial Services	38,842	3,689,602
Encore Capital Group, Inc. (a)	4,226	170,012
Enova International, Inc. (a)	3,398	120,561

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
EZCORP, Inc. Class A (a)	6,759	$33,592
FirstCash, Inc.	5,395	354,290
Green Dot Corp. Class A (a)	6,680	305,877
LendingTree, Inc. (a) (b)	1,679	357,627
Navient Corp.	23,619	337,988
PRA Group, Inc. (a)	5,960	220,937
Prog Holdings, Inc.	8,770	379,653
SLM Corp.	38,883	698,727
Synchrony Financial	68,948	2,803,426
World Acceptance Corp. (a)	478	62,025
		28,650,550
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	198,677	2,320,547
AptarGroup, Inc.	8,343	1,181,953
Avery Dennison Corp.	10,544	1,936,406
Ball Corp.	41,451	3,512,558
Greif, Inc. Class A	1,554	88,578
International Paper Co.	49,783	2,691,767
Myers Industries, Inc.	4,353	86,015
O-I Glass, Inc. (a)	19,867	292,839
Packaging Corp. of America	12,210	1,642,001
Sealed Air Corp.	19,994	916,125
Silgan Holdings, Inc.	10,075	423,452
Sonoco Products Co.	12,983	821,824
Westrock Co.	33,756	1,757,000
		17,671,065
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	5,996	231,985
Genuine Parts Co.	18,319	2,117,493
LKQ Corp. (a)	36,196	1,532,177
Pool Corp.	5,130	1,771,081
		5,652,736
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	6,564	259,541
American Public Education, Inc. (a)	2,099	74,787
Graham Holdings Co. Class B	286	160,858
Grand Canyon Education, Inc. (a)	5,959	638,209
H&R Block, Inc.	23,177	505,259
Perdoceo Education Corp. (a)	9,064	108,405
Regis Corp. (a) (b)	6,571	82,532
Service Corp. International	22,467	1,146,940
Strategic Education, Inc.	3,104	285,289
WW International, Inc. (a)	6,144	192,184
		3,454,004
DIVERSIFIED FINANCIAL SERVICES — 1.3%
Berkshire Hathaway, Inc. Class B (a)	240,326	61,396,083
Jefferies Financial Group, Inc.	26,769	805,747
		62,201,830
Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
AT&T, Inc.	902,677	$27,324,033
ATN International, Inc.	2,125	104,380
Cincinnati Bell, Inc. (a)	6,842	105,025
Cogent Communications Holdings, Inc.	5,449	374,673
Consolidated Communications Holdings, Inc. (a)	9,236	66,499
Iridium Communications, Inc. (a)	16,815	693,619
Lumen Technologies, Inc.	127,761	1,705,609
Verizon Communications, Inc.	524,206	30,482,579
Vonage Holdings Corp. (a)	30,016	354,789
		61,211,206
ELECTRIC UTILITIES — 1.6%
ALLETE, Inc.	6,663	447,687
Alliant Energy Corp.	31,782	1,721,313
American Electric Power Co., Inc.	63,041	5,339,573
Duke Energy Corp.	93,525	9,027,968
Edison International	47,386	2,776,820
Entergy Corp.	25,723	2,558,667
Evergy, Inc.	29,286	1,743,396
Eversource Energy	42,657	3,693,670
Exelon Corp.	123,875	5,418,292
FirstEnergy Corp.	68,693	2,382,960
Hawaiian Electric Industries, Inc.	14,081	625,619
IDACORP, Inc.	6,447	644,507
NextEra Energy, Inc.	248,212	18,767,309
NRG Energy, Inc.	31,014	1,170,158
OGE Energy Corp.	26,196	847,702
Pinnacle West Capital Corp.	14,708	1,196,496
PNM Resources, Inc.	10,310	505,705
PPL Corp.	97,383	2,808,526
Southern Co.	134,193	8,341,437
Xcel Energy, Inc.	66,784	4,441,804
		74,459,609
ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	4,692	774,180
AMETEK, Inc.	29,137	3,721,669
AZZ, Inc.	4,068	204,824
Eaton Corp. PLC	50,631	7,001,255
Emerson Electric Co.	76,013	6,857,893
Encore Wire Corp.	2,356	158,158
EnerSys	5,482	497,766
Generac Holdings, Inc. (a)	8,084	2,647,106
Hubbell, Inc.	6,726	1,257,022
nVent Electric PLC	20,483	571,680
Powell Industries, Inc.	1,160	39,289
Regal Beloit Corp.	5,222	745,075
Rockwell Automation, Inc.	14,732	3,910,462
Sunrun, Inc. (a) (b)	20,133	1,217,644
Vicor Corp. (a)	2,277	193,613
		29,797,636

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Amphenol Corp. Class A	76,004	$5,013,984
Arlo Technologies, Inc. (a)	9,162	57,537
Arrow Electronics, Inc. (a)	9,780	1,083,820
Avnet, Inc.	12,495	518,667
Badger Meter, Inc.	3,813	354,876
Bel Fuse, Inc. Class B	1,363	27,110
Belden, Inc.	4,968	220,430
Benchmark Electronics, Inc.	4,659	144,056
CDW Corp.	18,162	3,010,351
Cognex Corp.	22,579	1,873,831
Coherent, Inc. (a)	3,140	794,075
Corning, Inc.	96,822	4,212,725
CTS Corp.	4,272	132,688
Daktronics, Inc.	4,224	26,484
ePlus, Inc. (a)	2,002	199,479
Fabrinet (a)	4,626	418,144
FARO Technologies, Inc. (a)	2,258	195,475
FLIR Systems, Inc.	16,589	936,781
II-VI, Inc. (a)	11,859	810,800
Insight Enterprises, Inc. (a)	4,371	417,081
IPG Photonics Corp. (a)	4,508	950,917
Itron, Inc. (a)	5,020	445,023
Jabil, Inc.	17,398	907,480
Keysight Technologies, Inc. (a)	23,464	3,364,737
Knowles Corp. (a)	12,198	255,182
Littelfuse, Inc.	3,129	827,433
Methode Electronics, Inc.	4,296	180,346
MTS Systems Corp. (a)	2,265	131,823
National Instruments Corp.	16,427	709,400
OSI Systems, Inc. (a)	2,158	207,384
PC Connection, Inc.	1,541	71,487
Plexus Corp. (a)	3,796	348,625
Rogers Corp. (a)	2,260	425,355
Sanmina Corp. (a)	8,931	369,565
ScanSource, Inc. (a)	4,332	129,743
SYNNEX Corp.	5,365	616,117
TE Connectivity, Ltd.	42,051	5,429,205
Trimble, Inc. (a)	32,277	2,510,828
TTM Technologies, Inc. (a)	13,038	189,051
Vishay Intertechnology, Inc.	17,348	417,740
Vontier Corp. (a)	17,595	532,601
Zebra Technologies Corp. Class A (a)	6,833	3,315,235
		42,783,671
ENERGY EQUIPMENT & SERVICES — 0.3%
Archrock, Inc.	11,154	105,851
Baker Hughes Co.	85,504	1,847,741
Bristow Group, Inc. (a)	3,323	85,999
ChampionX Corp. (a)	17,508	380,449
Core Laboratories NV	5,788	166,636
DMC Global, Inc. (a)	2,003	108,683
Dril-Quip, Inc. (a)	4,377	145,448
Exterran Corp. (a)	4,549	15,285
Halliburton Co.	112,019	2,403,928
Security Description	Shares	Value
Helix Energy Solutions Group, Inc. (a) (b)	18,217	$91,996
Helmerich & Payne, Inc.	14,782	398,523
Nabors Industries, Ltd. (a)	795	74,293
Newpark Resources, Inc. (a)	24	75
Nov, Inc. (a)	50,370	691,076
Oceaneering International, Inc. (a)	13,093	149,522
Oil States International, Inc. (a)	8,303	50,067
Patterson-UTI Energy, Inc.	24,564	175,141
ProPetro Holding Corp. (a)	10,704	114,105
RPC, Inc. (a) (b)	8,996	48,578
Schlumberger NV	176,294	4,793,434
US Silica Holdings, Inc. (a)	13,009	159,881
		12,006,711
ENTERTAINMENT — 1.9%
Activision Blizzard, Inc.	98,174	9,130,182
Cinemark Holdings, Inc. (a) (b)	15,054	307,252
Electronic Arts, Inc.	36,879	4,992,310
Glu Mobile, Inc. (a)	17,511	218,537
Live Nation Entertainment, Inc. (a) (b)	18,412	1,558,576
Marcus Corp. (a) (b)	2,114	42,259
Netflix, Inc. (a)	55,972	29,198,354
Take-Two Interactive Software, Inc. (a)	14,219	2,512,497
Walt Disney Co. (a)	229,383	42,325,751
World Wrestling Entertainment, Inc. Class A	6,045	328,002
		90,613,720
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.9%
Acadia Realty Trust REIT	11,301	214,380
Agree Realty Corp. REIT	6,567	442,025
Alexander & Baldwin, Inc. REIT	8,265	138,769
Alexandria Real Estate Equities, Inc. REIT	15,652	2,571,624
American Assets Trust, Inc. REIT	6,359	206,286
American Campus Communities, Inc. REIT	17,783	767,692
American Tower Corp. REIT	55,753	13,328,312
Apartment Income REIT Corp.	18,857	806,325
Armada Hoffler Properties, Inc. REIT	6,421	80,519
AvalonBay Communities, Inc. REIT	17,681	3,262,321
Boston Properties, Inc. REIT	17,967	1,819,338
Brandywine Realty Trust REIT	22,459	289,946
Brixmor Property Group, Inc. REIT	38,325	775,315
Camden Property Trust REIT	12,554	1,379,810
CareTrust REIT, Inc.	12,402	288,781
Centerspace REIT	572	38,896
Chatham Lodging Trust REIT (a)	6,185	81,395
Community Healthcare Trust, Inc. REIT	2,263	104,370

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
CoreSite Realty Corp. REIT	4,341	$520,269
Corporate Office Properties Trust REIT	15,401	405,508
Cousins Properties, Inc. REIT	19,225	679,604
Crown Castle International Corp. REIT	54,741	9,422,568
CyrusOne, Inc. REIT	14,767	1,000,021
DiamondRock Hospitality Co. REIT (a)	29,059	299,308
Digital Realty Trust, Inc. REIT	34,621	4,876,022
Diversified Healthcare Trust REIT	37,011	176,913
Douglas Emmett, Inc. REIT	20,844	654,502
Duke Realty Corp. REIT	48,024	2,013,646
Easterly Government Properties, Inc. REIT	6,880	142,622
EastGroup Properties, Inc. REIT	5,120	733,594
EPR Properties REIT	9,501	442,652
Equinix, Inc. REIT	11,251	7,646,067
Equity Residential REIT	43,559	3,120,131
Essential Properties Realty Trust, Inc. REIT	13,315	303,981
Essex Property Trust, Inc. REIT	8,248	2,242,136
Extra Space Storage, Inc. REIT	16,655	2,207,620
Federal Realty Investment Trust REIT	9,160	929,282
First Industrial Realty Trust, Inc. REIT	16,716	765,426
Four Corners Property Trust, Inc. REIT	8,966	245,668
Franklin Street Properties Corp. REIT	14,071	76,687
GEO Group, Inc. REIT (b)	18,570	144,103
Getty Realty Corp. REIT	4,568	129,366
Global Net Lease, Inc. REIT	11,059	199,725
Healthcare Realty Trust, Inc. REIT	17,952	544,305
Healthpeak Properties, Inc. REIT	65,324	2,073,384
Hersha Hospitality Trust REIT (a)	7,814	82,438
Highwoods Properties, Inc. REIT	13,572	582,782
Host Hotels & Resorts, Inc. REIT (a)	89,323	1,505,093
Hudson Pacific Properties, Inc. REIT	19,605	531,884
Independence Realty Trust, Inc. REIT	11,193	170,134
Industrial Logistics Properties Trust REIT	5,939	137,369
Innovative Industrial Properties, Inc. REIT (b)	2,823	508,592
Iron Mountain, Inc. REIT	36,770	1,360,858
iStar, Inc. REIT (b)	9,846	175,062
JBG SMITH Properties REIT	14,071	447,317
Kilroy Realty Corp. REIT	12,769	838,029
Kimco Realty Corp. REIT	55,335	1,037,531
Kite Realty Group Trust REIT	10,916	210,570
Lamar Advertising Co. Class A REIT	11,216	1,053,407
Security Description	Shares	Value
Lexington Realty Trust REIT	32,800	$364,408
Life Storage, Inc. REIT	8,009	688,374
LTC Properties, Inc. REIT	5,027	209,726
Macerich Co. REIT	14,594	170,750
Mack-Cali Realty Corp. REIT	13,326	206,286
Medical Properties Trust, Inc. REIT	68,207	1,451,445
Mid-America Apartment Communities, Inc. REIT	14,525	2,096,829
National Retail Properties, Inc. REIT	22,511	992,060
National Storage Affiliates Trust REIT	8,072	322,315
NexPoint Residential Trust, Inc. REIT	1,942	89,507
Office Properties Income Trust REIT	6,376	175,467
Omega Healthcare Investors, Inc. REIT	29,313	1,073,735
Park Hotels & Resorts, Inc. REIT (a)	30,803	664,729
Pebblebrook Hotel Trust REIT	16,563	402,315
Physicians Realty Trust REIT	25,892	457,512
PotlatchDeltic Corp. REIT	8,622	456,276
Prologis, Inc. REIT	93,839	9,946,934
PS Business Parks, Inc. REIT	2,327	359,708
Public Storage REIT	19,287	4,759,260
Rayonier, Inc. REIT	17,882	576,694
Realty Income Corp. REIT	43,035	2,732,722
Regency Centers Corp. REIT	20,102	1,139,984
Retail Opportunity Investments Corp. REIT	15,763	250,159
Retail Properties of America, Inc. Class A REIT	27,624	289,499
Rexford Industrial Realty, Inc. REIT	16,109	811,894
RPT Realty REIT	13,797	157,424
Sabra Health Care REIT, Inc.	26,938	467,644
Safehold, Inc. REIT (b)	1,596	111,880
Saul Centers, Inc. REIT	2,325	93,256
SBA Communications Corp. REIT	14,023	3,892,084
Service Properties Trust REIT	21,442	254,302
Simon Property Group, Inc. REIT	40,345	4,590,051
SITE Centers Corp. REIT	19,490	264,284
SL Green Realty Corp. REIT (b)	9,231	646,078
Spirit Realty Capital, Inc. REIT	12,745	541,662
STORE Capital Corp. REIT	28,090	941,015
Summit Hotel Properties, Inc. REIT (a)	13,800	140,208
Tanger Factory Outlet Centers, Inc. REIT	13,257	200,578
UDR, Inc. REIT	38,162	1,673,785
Uniti Group, Inc. REIT	22,968	253,337
Universal Health Realty Income Trust REIT	1,067	72,321
Urban Edge Properties REIT	15,206	251,203

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Urstadt Biddle Properties, Inc. Class A REIT	3,892	$64,802
Ventas, Inc. REIT	47,931	2,556,639
Vornado Realty Trust REIT	20,616	935,760
Washington Real Estate Investment Trust	11,302	249,774
Weingarten Realty Investors REIT	15,878	427,277
Welltower, Inc. REIT	53,200	3,810,716
Weyerhaeuser Co. REIT	94,554	3,366,122
Whitestone REIT	5,317	51,575
Xenia Hotels & Resorts, Inc. REIT (a)	15,059	293,650
		134,228,295
FOOD & STAPLES RETAILING — 1.3%
Andersons, Inc.	4,256	116,529
BJ's Wholesale Club Holdings, Inc. (a) (b)	16,310	731,667
Casey's General Stores, Inc.	4,395	950,155
Chefs' Warehouse, Inc. (a)	2,357	71,794
Costco Wholesale Corp.	55,834	19,680,368
Grocery Outlet Holding Corp. (a) (b)	8,644	318,877
Kroger Co.	98,067	3,529,431
PriceSmart, Inc.	2,166	209,561
SpartanNash Co.	4,586	90,023
Sprouts Farmers Market, Inc. (a)	15,552	413,994
Sysco Corp.	64,704	5,094,793
United Natural Foods, Inc. (a)	6,860	225,969
Walmart, Inc.	175,642	23,857,453
Walgreens Boots Alliance, Inc.	91,289	5,011,766
		60,302,380
FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co.	70,495	4,018,215
B&G Foods, Inc. (b)	4,501	139,801
Calavo Growers, Inc.	2,290	177,796
Cal-Maine Foods, Inc. (a)	4,513	173,389
Campbell Soup Co. (b)	27,596	1,387,251
Conagra Brands, Inc.	61,884	2,326,838
Darling Ingredients, Inc. (a)	20,924	1,539,588
Flowers Foods, Inc.	22,416	533,501
Fresh Del Monte Produce, Inc.	4,444	127,232
General Mills, Inc.	77,402	4,746,291
Hain Celestial Group, Inc. (a)	10,643	464,035
Hershey Co.	18,722	2,961,071
Hormel Foods Corp.	36,276	1,733,267
Ingredion, Inc.	8,802	791,476
J&J Snack Foods Corp.	1,949	306,051
J.M. Smucker Co.	14,758	1,867,330
John B Sanfilippo & Son, Inc.	202	18,255
Kellogg Co.	32,641	2,066,175
Kraft Heinz Co.	82,050	3,282,000
Lamb Weston Holdings, Inc.	18,943	1,467,704
Lancaster Colony Corp.	2,094	367,204
McCormick & Co., Inc.	31,522	2,810,501
Security Description	Shares	Value
Mondelez International, Inc. Class A	176,736	$10,344,358
Pilgrim's Pride Corp. (a)	6,616	157,395
Post Holdings, Inc. (a)	7,924	837,725
Sanderson Farms, Inc.	2,378	370,445
Seneca Foods Corp. Class A (a)	865	40,733
Simply Good Foods Co. (a)	10,676	324,764
Tootsie Roll Industries, Inc. (b)	2,364	78,329
TreeHouse Foods, Inc. (a)	7,359	384,434
Tyson Foods, Inc. Class A	37,240	2,766,932
		48,610,086
GAS UTILITIES — 0.1%
Atmos Energy Corp.	15,567	1,538,798
Chesapeake Utilities Corp.	2,144	248,876
National Fuel Gas Co.	11,203	560,038
New Jersey Resources Corp.	11,100	442,557
Northwest Natural Holding Co.	4,278	230,798
ONE Gas, Inc.	6,586	506,529
South Jersey Industries, Inc.	11,436	258,225
Southwest Gas Holdings, Inc.	6,694	459,945
Spire, Inc.	6,641	490,703
UGI Corp.	26,388	1,082,172
		5,818,641
HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Abbott Laboratories	224,504	26,904,559
ABIOMED, Inc. (a)	5,831	1,858,515
Align Technology, Inc. (a)	9,114	4,935,504
AngioDynamics, Inc. (a)	4,351	101,813
Avanos Medical, Inc. (a)	6,349	277,705
Baxter International, Inc.	64,921	5,475,437
Becton Dickinson and Co.	36,821	8,953,026
Boston Scientific Corp. (a)	181,856	7,028,734
Cantel Medical Corp. (a)	4,798	383,072
Cardiovascular Systems, Inc. (a)	4,706	180,428
CONMED Corp.	3,692	482,138
Cooper Cos., Inc.	6,266	2,406,708
CryoLife, Inc. (a)	4,260	96,191
Cutera, Inc. (a)	2,177	65,419
Danaher Corp.	80,045	18,016,529
DENTSPLY SIRONA, Inc.	28,201	1,799,506
DexCom, Inc. (a)	11,981	4,305,852
Edwards Lifesciences Corp. (a)	79,195	6,623,870
Glaukos Corp. (a) (b)	5,192	435,765
Globus Medical, Inc. Class A (a)	9,054	558,360
Haemonetics Corp. (a)	6,479	719,234
Heska Corp. (a)	1,203	202,657
Hill-Rom Holdings, Inc.	8,646	955,210
Hologic, Inc. (a)	32,513	2,418,317
ICU Medical, Inc. (a)	2,228	457,720
IDEXX Laboratories, Inc. (a)	10,805	5,286,995
Inogen, Inc. (a)	2,374	124,682
Integer Holdings Corp. (a)	4,206	387,373
Integra LifeSciences Holdings Corp. (a)	9,069	626,577

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Intuitive Surgical, Inc. (a)	14,916	$11,022,029
Invacare Corp.	4,527	36,307
Lantheus Holdings, Inc. (a)	8,216	175,576
LeMaitre Vascular, Inc.	2,187	106,682
LivaNova PLC (a)	6,373	469,881
Masimo Corp. (a)	6,017	1,381,864
Medtronic PLC	170,495	20,140,574
Meridian Bioscience, Inc. (a)	5,535	145,294
Merit Medical Systems, Inc. (a)	6,303	377,424
Mesa Laboratories, Inc.	570	138,795
Natus Medical, Inc. (a)	4,442	113,760
Neogen Corp. (a)	6,777	602,408
NuVasive, Inc. (a)	6,384	418,535
OraSure Technologies, Inc. (a) (b)	4,725	55,141
Orthofix Medical, Inc. (a)	2,522	109,329
Penumbra, Inc. (a) (b)	4,385	1,186,493
Quidel Corp. (a)	4,971	635,940
ResMed, Inc.	18,331	3,556,581
STAAR Surgical Co. (a)	5,838	615,384
STERIS PLC	10,776	2,052,612
Stryker Corp.	41,540	10,118,313
Surmodics, Inc. (a)	2,165	121,392
Tactile Systems Technology, Inc. (a)	2,107	114,810
Teleflex, Inc.	5,933	2,464,924
Varex Imaging Corp. (a)	4,631	94,889
Varian Medical Systems, Inc. (a)	11,526	2,034,685
West Pharmaceutical Services, Inc.	9,369	2,639,997
Zimmer Biomet Holdings, Inc.	26,279	4,206,742
Zynex, Inc. (a) (b)	1,957	29,883
		167,234,140
HEALTH CARE PROVIDERS & SERVICES — 2.7%
Acadia Healthcare Co., Inc. (a)	11,485	656,253
Addus HomeCare Corp. (a)	1,933	202,172
Amedisys, Inc. (a)	3,822	1,012,027
AmerisourceBergen Corp.	19,012	2,244,747
AMN Healthcare Services, Inc. (a)	5,302	390,757
Anthem, Inc.	30,699	11,019,406
Cardinal Health, Inc.	37,233	2,261,905
Centene Corp. (a)	73,667	4,708,058
Chemed Corp.	1,950	896,649
Cigna Corp.	44,074	10,654,449
Community Health Systems, Inc. (a)	14,739	199,271
CorVel Corp. (a)	461	47,294
Covetrus, Inc. (a)	13,547	406,004
Cross Country Healthcare, Inc. (a)	4,233	52,870
CVS Health Corp.	164,150	12,349,004
DaVita, Inc. (a)	9,502	1,024,031
Encompass Health Corp.	12,823	1,050,204
Ensign Group, Inc.	6,580	617,467
Fulgent Genetics, Inc. (a) (b)	1,569	151,597
Security Description	Shares	Value
Hanger, Inc. (a)	4,740	$108,167
HCA Healthcare, Inc.	33,502	6,309,767
HealthEquity, Inc. (a)	8,917	606,356
Henry Schein, Inc. (a)	17,950	1,242,858
Humana, Inc.	16,088	6,744,894
Laboratory Corp. of America Holdings (a)	12,344	3,148,090
LHC Group, Inc. (a)	3,856	737,306
Magellan Health, Inc. (a)	3,026	282,144
McKesson Corp.	20,313	3,961,847
MEDNAX, Inc. (a)	11,022	280,730
ModivCare, Inc. (a)	1,580	234,030
Molina Healthcare, Inc. (a)	7,598	1,776,108
Owens & Minor, Inc.	9,508	357,406
Patterson Cos., Inc. (b)	11,252	359,501
Quest Diagnostics, Inc.	17,092	2,193,587
R1 RCM, Inc. (a)	15,044	371,286
RadNet, Inc. (a)	4,636	100,833
Select Medical Holdings Corp. (a)	13,907	474,229
Tenet Healthcare Corp. (a)	13,657	710,164
The Pennant Group, Inc. (a)	3,292	150,774
Tivity Health, Inc. (a)	4,733	105,641
UnitedHealth Group, Inc.	119,136	44,326,931
Universal Health Services, Inc. Class B	9,835	1,311,891
US Physical Therapy, Inc.	1,777	184,986
		126,023,691
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	20,849	313,048
Cerner Corp.	38,778	2,787,363
Computer Programs & Systems, Inc.	1,650	50,490
HealthStream, Inc. (a)	4,338	96,911
HMS Holdings Corp. (a)	11,020	407,464
NextGen Healthcare, Inc. (a)	6,944	125,686
Omnicell, Inc. (a)	4,452	578,181
Simulations Plus, Inc. (b)	1,586	100,299
Tabula Rasa HealthCare, Inc. (a) (b)	2,062	94,955
		4,554,397
HOTELS, RESTAURANTS & LEISURE — 2.2%
BJ's Restaurants, Inc. (a)	3,744	217,452
Bloomin' Brands, Inc. (a)	11,136	301,229
Booking Holdings, Inc. (a)	5,143	11,982,367
Boyd Gaming Corp. (a)	10,370	611,415
Brinker International, Inc. (a)	4,837	343,717
Caesars Entertainment, Inc. (a)	26,110	2,283,319
Carnival Corp. (a)	94,550	2,509,357
Cheesecake Factory, Inc. (a)	5,273	308,523
Chipotle Mexican Grill, Inc. (a)	3,478	4,941,612
Choice Hotels International, Inc. (b)	3,754	402,767
Churchill Downs, Inc.	4,540	1,032,487

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Chuy's Holdings, Inc. (a)	2,548	$112,927
Cracker Barrel Old Country Store, Inc.	3,130	541,114
Darden Restaurants, Inc.	16,328	2,318,576
Dave & Buster's Entertainment, Inc. (a)	4,259	204,006
Dine Brands Global, Inc. (a)	1,790	161,154
Domino's Pizza, Inc.	4,856	1,785,988
El Pollo Loco Holdings, Inc. (a)	2,397	38,640
Expedia Group, Inc. (a)	17,227	2,965,111
Fiesta Restaurant Group, Inc. (a)	2,300	28,957
Hilton Worldwide Holdings, Inc. (a)	35,169	4,252,635
Jack in the Box, Inc.	2,981	327,254
Las Vegas Sands Corp. (a)	41,761	2,537,398
Marriott International, Inc. Class A (a)	33,728	4,995,454
Marriott Vacations Worldwide Corp. (a)	4,463	777,365
McDonald's Corp.	94,411	21,161,282
MGM Resorts International	50,374	1,913,708
Monarch Casino & Resort, Inc. (a)	1,902	115,299
Norwegian Cruise Line Holdings, Ltd. (a)	40,194	1,108,952
Papa John's International, Inc.	5,005	443,643
Penn National Gaming, Inc. (a) (b)	18,794	1,970,363
Red Robin Gourmet Burgers, Inc. (a)	3,868	154,295
Royal Caribbean Cruises, Ltd. (a)	22,600	1,934,786
Ruth's Hospitality Group, Inc. (a)	4,450	110,494
Scientific Games Corp. Class A (a)	7,241	278,923
Shake Shack, Inc. Class A (a)	4,049	456,606
Six Flags Entertainment Corp. (a) (b)	9,529	442,813
Starbucks Corp.	148,697	16,248,121
Texas Roadhouse, Inc. (a)	8,374	803,402
Travel + Leisure Co.	11,445	699,976
Wendy's Co.	23,118	468,371
Wingstop, Inc.	3,874	492,657
Wyndham Hotels & Resorts, Inc.	12,106	844,757
Wynn Resorts, Ltd. (a)	12,629	1,583,298
Yum! Brands, Inc.	38,218	4,134,423
		101,346,993
HOUSEHOLD DURABLES — 0.6%
Cavco Industries, Inc. (a)	1,046	235,988
Century Communities, Inc. (a)	2,299	138,676
D.R. Horton, Inc.	42,005	3,743,486
Ethan Allen Interiors, Inc.	4,177	115,327
Garmin, Ltd.	18,960	2,499,876
Helen of Troy, Ltd. (a)	3,292	693,493
Installed Building Products, Inc.	2,546	282,301
iRobot Corp. (a) (b)	3,592	438,871
KB Home	11,549	537,375
Security Description	Shares	Value
La-Z-Boy, Inc.	6,036	$256,409
Leggett & Platt, Inc.	16,799	766,874
Lennar Corp. Class A	34,789	3,521,690
LGI Homes, Inc. (a)	2,137	319,075
M/I Homes, Inc. (a)	2,420	142,949
MDC Holdings, Inc.	7,168	425,779
Meritage Homes Corp. (a)	4,696	431,656
Mohawk Industries, Inc. (a)	7,723	1,485,210
Newell Brands, Inc.	49,041	1,313,318
NVR, Inc. (a)	449	2,115,208
PulteGroup, Inc.	33,682	1,766,284
Taylor Morrison Home Corp. (a)	16,520	508,981
Tempur Sealy International, Inc.	24,061	879,670
Toll Brothers, Inc.	14,898	845,164
TopBuild Corp. (a)	4,260	892,172
Tri Pointe Homes, Inc. (a) (b)	16,718	340,379
Tupperware Brands Corp. (a)	6,327	167,096
Universal Electronics, Inc. (a)	1,753	96,362
Whirlpool Corp.	8,072	1,778,665
		26,738,334
HOUSEHOLD PRODUCTS — 1.4%
Central Garden & Pet Co. (a) (b)	1,709	99,139
Central Garden & Pet Co. Class A (a)	5,088	264,016
Church & Dwight Co., Inc.	31,447	2,746,896
Clorox Co.	15,944	3,075,279
Colgate-Palmolive Co.	105,969	8,353,536
Energizer Holdings, Inc.	7,385	350,492
Kimberly-Clark Corp.	43,252	6,014,191
Procter & Gamble Co.	311,684	42,211,364
WD-40 Co.	1,788	547,450
		63,662,363
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	85,430	2,290,378
INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	72,466	13,962,749
Carlisle Cos., Inc.	6,947	1,143,337
General Electric Co.	1,098,970	14,429,476
Honeywell International, Inc.	87,328	18,956,289
Raven Industries, Inc.	4,536	173,865
Roper Technologies, Inc.	13,340	5,380,556
		54,046,272
INSURANCE — 2.1%
Aflac, Inc.	82,800	4,237,704
Alleghany Corp. (a)	1,860	1,164,899
Allstate Corp.	38,530	4,427,097
Ambac Financial Group, Inc. (a)	6,018	100,741
American Equity Investment Life Holding Co.	11,236	354,271
American Financial Group, Inc.	8,949	1,021,081
American International Group, Inc.	109,468	5,058,516
AMERISAFE, Inc.	2,290	146,560

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Aon PLC Class A	28,995	$6,672,039
Arthur J Gallagher & Co.	24,376	3,041,394
Assurant, Inc.	7,707	1,092,621
Assured Guaranty, Ltd.	10,451	441,868
Brighthouse Financial, Inc. (a)	11,401	504,494
Brown & Brown, Inc.	28,855	1,318,962
Chubb, Ltd.	57,335	9,057,210
Cincinnati Financial Corp.	19,372	1,997,060
CNO Financial Group, Inc.	17,945	435,884
eHealth, Inc. (a)	2,388	173,679
Employers Holdings, Inc.	4,468	192,392
Everest Re Group, Ltd.	5,231	1,296,294
First American Financial Corp.	13,584	769,534
Genworth Financial, Inc. Class A (a)	59,050	196,046
Globe Life, Inc.	12,403	1,198,502
Hanover Insurance Group, Inc.	4,866	629,952
Hartford Financial Services Group, Inc.	45,413	3,033,134
HCI Group, Inc. (b)	827	63,530
Horace Mann Educators Corp.	4,618	199,544
James River Group Holdings, Ltd.	3,992	182,115
Kemper Corp.	7,109	566,730
Kinsale Capital Group, Inc.	2,257	371,954
Lincoln National Corp.	23,091	1,437,877
Loews Corp.	29,691	1,522,555
Marsh & McLennan Cos., Inc.	64,440	7,848,792
Mercury General Corp.	3,384	205,781
MetLife, Inc.	93,390	5,677,178
Old Republic International Corp.	36,803	803,778
Palomar Holdings, Inc. (a)	2,286	153,253
Primerica, Inc.	5,146	760,682
Principal Financial Group, Inc.	32,380	1,941,505
ProAssurance Corp.	8,419	225,292
Progressive Corp.	74,346	7,108,221
Prudential Financial, Inc.	50,230	4,575,953
Reinsurance Group of America, Inc.	8,466	1,067,139
RenaissanceRe Holdings, Ltd.	5,788	927,527
RLI Corp.	5,158	575,478
Safety Insurance Group, Inc.	2,178	183,497
Selective Insurance Group, Inc.	6,887	499,583
SiriusPoint, Ltd. (a)	10,734	109,165
Stewart Information Services Corp.	2,423	126,069
Travelers Cos., Inc.	32,083	4,825,283
Trupanion, Inc. (a)	3,904	297,524
United Fire Group, Inc.	2,346	81,641
United Insurance Holdings Corp.	2,397	17,282
Universal Insurance Holdings, Inc.	4,433	63,569
Unum Group	26,504	737,606
Willis Towers Watson PLC	16,364	3,745,392
WR Berkley Corp.	18,179	1,369,788
		96,833,217
Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 5.4%
Actua Corp. (a)	1,285	$64
Alphabet, Inc. Class A (a)	38,015	78,406,698
Alphabet, Inc. Class C (a)	36,479	75,461,554
Facebook, Inc. Class A (a)	303,330	89,339,785
QuinStreet, Inc. (a)	6,094	123,708
TripAdvisor, Inc. (a) (b)	12,471	670,815
Twitter, Inc. (a)	100,409	6,389,025
Yelp, Inc. (a)	6,821	266,019
		250,657,668
INTERNET & DIRECT MARKETING RETAIL — 3.8%
Amazon.com, Inc. (a)	53,988	167,043,191
eBay, Inc.	83,004	5,083,165
Etsy, Inc. (a)	15,568	3,139,599
GrubHub, Inc. (a)	10,066	603,960
Liquidity Services, Inc. (a)	3,386	62,912
PetMed Express, Inc. (b)	2,321	81,641
Shutterstock, Inc.	2,654	236,312
Stamps.com, Inc. (a)	2,078	414,582
		176,665,362
IT SERVICES — 4.9%
Accenture PLC Class A	80,287	22,179,284
Akamai Technologies, Inc. (a)	20,986	2,138,473
Alliance Data Systems Corp.	5,332	597,664
Automatic Data Processing, Inc.	54,436	10,259,553
BM Technologies, Inc. (a)	676	7,875
Broadridge Financial Solutions, Inc.	14,627	2,239,394
Cardtronics PLC Class A (a)	4,626	179,489
Cognizant Technology Solutions Corp. Class A	67,923	5,306,145
Concentrix Corp. (a)	5,365	803,248
CSG Systems International, Inc.	4,488	201,466
DXC Technology Co. (a)	33,094	1,034,518
EVERTEC, Inc.	7,742	288,157
ExlService Holdings, Inc. (a)	4,378	394,720
Fidelity National Information Services, Inc.	78,751	11,073,178
Fiserv, Inc. (a)	71,884	8,557,071
FleetCor Technologies, Inc. (a)	10,608	2,849,627
Gartner, Inc. (a)	11,503	2,099,873
Global Payments, Inc.	36,851	7,428,425
Helios & Matheson Analytics, Inc. (a)	1	—
International Business Machines Corp.	111,965	14,920,456
Jack Henry & Associates, Inc.	9,869	1,497,325
LiveRamp Holdings, Inc. (a)	8,485	440,202
Mastercard, Inc. Class A	110,425	39,316,821
MAXIMUS, Inc.	8,107	721,847
NIC, Inc.	8,657	293,732
Paychex, Inc.	40,538	3,973,535
PayPal Holdings, Inc. (a)	148,412	36,040,370
Perficient, Inc. (a)	4,237	248,797

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Perspecta, Inc.	18,157	$527,461
Sabre Corp. (a) (b)	36,116	534,878
Sykes Enterprises, Inc. (a)	5,425	239,134
TTEC Holdings, Inc.	2,231	224,104
Unisys Corp. (a)	11,428	290,500
VeriSign, Inc. (a)	12,719	2,528,028
Visa, Inc. Class A	213,694	45,245,431
Western Union Co.	53,016	1,307,374
WEX, Inc. (a)	5,642	1,180,419
		227,168,574
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	10,124	965,526
Callaway Golf Co.	12,196	326,243
Hasbro, Inc.	16,507	1,586,653
Mattel, Inc. (a)	44,956	895,524
Polaris, Inc.	7,447	994,174
Sturm Ruger & Co., Inc.	2,260	149,318
Vista Outdoor, Inc. (a) (b)	7,572	242,834
YETI Holdings, Inc. (a)	9,499	685,923
		5,846,195
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	38,743	4,925,785
Bio-Rad Laboratories, Inc. Class A (a)	2,611	1,491,325
Bio-Techne Corp.	4,888	1,866,874
Charles River Laboratories International, Inc. (a)	6,604	1,914,037
Illumina, Inc. (a)	18,545	7,122,393
IQVIA Holdings, Inc. (a)	24,107	4,656,026
Luminex Corp.	5,952	189,869
Medpace Holdings, Inc. (a)	3,529	578,932
Mettler-Toledo International, Inc. (a)	2,864	3,309,896
NeoGenomics, Inc. (a)	15,617	753,208
PerkinElmer, Inc.	14,140	1,814,021
PRA Health Sciences, Inc. (a)	8,276	1,268,959
Repligen Corp. (a)	6,150	1,195,621
Syneos Health, Inc. (a)	9,210	698,579
Thermo Fisher Scientific, Inc.	49,490	22,586,246
Waters Corp. (a)	7,973	2,265,687
		56,637,458
MACHINERY — 2.1%
AGCO Corp.	7,898	1,134,548
Alamo Group, Inc.	1,219	190,347
Albany International Corp. Class A	4,050	338,054
Astec Industries, Inc.	2,219	167,357
Barnes Group, Inc.	6,495	321,762
Caterpillar, Inc.	68,193	15,811,911
Chart Industries, Inc. (a)	4,541	646,411
CIRCOR International, Inc. (a)	2,220	77,300
Colfax Corp. (a)	12,787	560,198
Crane Co.	6,427	603,560
Security Description	Shares	Value
Cummins, Inc.	18,717	$4,849,762
Deere & Co.	39,804	14,892,269
Donaldson Co., Inc.	16,313	948,764
Dover Corp.	18,316	2,511,673
Enerpac Tool Group Corp.	8,332	217,632
EnPro Industries, Inc.	2,700	230,229
ESCO Technologies, Inc.	3,334	363,039
Federal Signal Corp.	7,849	300,617
Flowserve Corp.	17,301	671,452
Fortive Corp.	42,746	3,019,577
Franklin Electric Co., Inc.	4,982	393,279
Graco, Inc.	21,572	1,544,987
Greenbrier Cos., Inc.	4,280	202,102
Hillenbrand, Inc.	9,664	461,069
IDEX Corp.	9,785	2,048,196
Illinois Tool Works, Inc.	36,597	8,106,967
Ingersoll Rand, Inc. (a)	45,761	2,251,899
ITT, Inc.	11,209	1,019,010
John Bean Technologies Corp.	4,110	548,027
Kennametal, Inc.	10,745	429,478
Lincoln Electric Holdings, Inc.	7,638	939,016
Lindsay Corp.	1,378	229,602
Lydall, Inc. (a)	2,174	73,351
Meritor, Inc. (a)	9,460	278,313
Middleby Corp. (a)	7,228	1,198,041
Mueller Industries, Inc.	7,712	318,891
Nordson Corp.	6,145	1,220,889
Oshkosh Corp.	8,828	1,047,530
Otis Worldwide Corp.	51,554	3,528,871
PACCAR, Inc.	43,848	4,074,356
Parker-Hannifin Corp.	16,366	5,162,327
Pentair PLC	21,456	1,337,138
Proto Labs, Inc. (a)	3,422	416,628
Snap-on, Inc.	6,878	1,587,030
SPX Corp. (a)	5,850	340,880
SPX FLOW, Inc.	5,530	350,215
Standex International Corp.	1,959	187,222
Stanley Black & Decker, Inc.	20,138	4,020,954
Tennant Co.	2,250	179,753
Terex Corp.	9,438	434,809
Timken Co.	8,787	713,241
Titan International, Inc. (a)	8,793	81,599
Toro Co.	13,821	1,425,498
Trinity Industries, Inc.	10,974	312,649
Wabash National Corp.	7,623	143,312
Watts Water Technologies, Inc. Class A	3,600	427,716
Westinghouse Air Brake Technologies Corp.	22,700	1,796,932
Woodward, Inc.	7,328	883,977
Xylem, Inc.	22,851	2,403,468
		99,975,684
MARINE — 0.0% (d)
Kirby Corp. (a)	6,868	414,003
Matson, Inc.	5,610	374,187

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SEACOR Holdings, Inc. (a)	2,296	$93,562
		881,752
MEDIA — 1.3%
AMC Networks, Inc. Class A (a)	3,681	195,682
Cable One, Inc.	776	1,418,807
Charter Communications, Inc. Class A (a)	17,918	11,055,764
Comcast Corp. Class A	578,399	31,297,170
Discovery, Inc. Class A (a) (b)	20,702	899,709
Discovery, Inc. Class C (a)	37,504	1,383,523
DISH Network Corp. Class A (a)	32,063	1,160,681
EW Scripps Co. Class A	8,855	170,636
Fox Corp. Class A	42,751	1,543,739
Fox Corp. Class B	19,601	684,663
Gannett Co., Inc. (a)	11,342	61,020
Interpublic Group of Cos., Inc.	50,281	1,468,205
John Wiley & Sons, Inc. Class A	5,632	305,254
Meredith Corp.	6,517	194,076
New York Times Co. Class A	17,860	904,073
News Corp. Class A	50,446	1,282,842
News Corp. Class B	15,681	367,876
Omnicom Group, Inc.	27,234	2,019,401
Scholastic Corp.	4,424	133,207
Taptica International, Ltd. (a)	1,016	9,812
TechTarget, Inc. (a)	3,071	213,281
TEGNA, Inc.	28,276	532,437
ViacomCBS, Inc. Class B	71,086	3,205,979
		60,507,837
METALS & MINING — 0.5%
Allegheny Technologies, Inc. (a)	16,919	356,314
Arconic Corp. (a)	12,530	318,137
Carpenter Technology Corp.	6,630	272,825
Century Aluminum Co. (a)	6,715	118,587
Cleveland-Cliffs, Inc.	63,715	1,281,309
Commercial Metals Co.	15,479	477,372
Compass Minerals International, Inc.	4,494	281,864
Ferroglobe Representation & Warranty Insurance Trust (a) (e)	929	—
Freeport-McMoRan, Inc. (a)	184,576	6,078,088
Haynes International, Inc.	2,135	63,345
Kaiser Aluminum Corp.	2,260	249,730
Materion Corp.	2,314	153,279
Newmont Corp.	102,097	6,153,386
Nucor Corp.	38,238	3,069,364
Olympic Steel, Inc.	2,087	61,462
Reliance Steel & Aluminum Co.	8,204	1,249,387
Royal Gold, Inc.	8,398	903,793
Steel Dynamics, Inc.	25,758	1,307,476
SunCoke Energy, Inc.	2,482	17,399
TimkenSteel Corp. (a)	1,931	22,689
United States Steel Corp.	26,195	685,523
Warrior Met Coal, Inc.	4,556	78,044
Security Description	Shares	Value
Worthington Industries, Inc.	4,744	$318,275
		23,517,648
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (d)
Apollo Commercial Real Estate Finance, Inc. REIT	15,251	213,056
ARMOUR Residential REIT, Inc.	6,910	84,302
Capstead Mortgage Corp. REIT	12,629	78,679
Granite Point Mortgage Trust, Inc. REIT	5,785	69,246
Invesco Mortgage Capital, Inc. REIT (b)	19,956	80,023
KKR Real Estate Finance Trust, Inc. REIT	4,840	89,008
New York Mortgage Trust, Inc. REIT	41,608	185,988
PennyMac Mortgage Investment Trust REIT	13,145	257,642
Ready Capital Corp. REIT	7,861	105,495
Redwood Trust, Inc. REIT	14,668	152,694
		1,316,133
MULTI-UTILITIES — 0.8%
Ameren Corp.	31,361	2,551,531
Avista Corp.	8,856	422,874
Black Hills Corp.	7,904	527,750
CenterPoint Energy, Inc.	65,466	1,482,805
CMS Energy Corp.	36,252	2,219,347
Consolidated Edison, Inc.	43,713	3,269,732
Dominion Energy, Inc.	100,450	7,630,182
DTE Energy Co.	24,484	3,259,800
MDU Resources Group, Inc.	26,129	825,938
NiSource, Inc.	49,277	1,188,068
NorthWestern Corp.	6,731	438,861
Public Service Enterprise Group, Inc.	64,136	3,861,629
Sempra Energy	36,658	4,860,118
WEC Energy Group, Inc.	39,907	3,734,896
		36,273,531
MULTILINE RETAIL — 0.5%
Big Lots, Inc.	4,971	339,519
Dollar General Corp.	31,115	6,304,521
Dollar Tree, Inc. (a)	29,788	3,409,535
Kohl's Corp.	20,377	1,214,673
Macy's, Inc. (a)	40,097	649,170
Nordstrom, Inc. (a)	13,999	530,142
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	6,740	586,380
Target Corp.	62,709	12,420,772
		25,454,712
OIL, GAS & CONSUMABLE FUELS — 2.5%
Antero Midstream Corp. (b)	37,028	334,363
APA Corp.	48,808	873,663
Battalion Oil Corp. (a)	52	566
Bonanza Creek Energy, Inc. (a)	2,317	82,787

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Cabot Oil & Gas Corp.	51,714	$971,189
Callon Petroleum Co. (a)	5,309	204,662
Chevron Corp.	243,851	25,553,146
Cimarex Energy Co.	13,639	810,020
CNX Resources Corp. (a)	28,947	425,521
ConocoPhillips	171,928	9,107,026
CONSOL Energy, Inc. (a)	4,455	43,303
Devon Energy Corp.	77,616	1,695,910
Diamondback Energy, Inc.	22,115	1,625,231
Dorian LPG, Ltd. (a)	4,515	59,282
EOG Resources, Inc.	73,860	5,357,066
EQT Corp. (a)	37,421	695,282
Equitrans Midstream Corp.	51,451	419,840
Exxon Mobil Corp.	535,640	29,904,781
Green Plains, Inc. (a) (b)	6,472	175,197
Hess Corp.	34,011	2,406,618
HollyFrontier Corp.	19,392	693,846
Kinder Morgan, Inc.	246,674	4,107,122
Laredo Petroleum, Inc. (a)	1,408	42,325
Marathon Oil Corp.	103,810	1,108,691
Marathon Petroleum Corp.	82,346	4,404,688
Matador Resources Co.	13,816	323,985
Murphy Oil Corp. (b)	18,927	310,592
Occidental Petroleum Corp.	106,490	2,834,764
ONEOK, Inc.	54,494	2,760,666
Par Pacific Holdings, Inc. (a)	6,658	94,011
PBF Energy, Inc. Class A (a)	15,434	218,391
PDC Energy, Inc. (a)	12,646	435,022
Penn Virginia Corp. (a) (b)	2,177	29,172
Phillips 66	55,282	4,507,694
Pioneer Natural Resources Co.	26,356	4,185,860
Range Resources Corp. (a)	34,655	357,986
Renewable Energy Group, Inc. (a)	4,630	305,765
REX American Resources Corp. (a)	142	11,952
SM Energy Co.	15,299	250,445
Southwestern Energy Co. (a)	83,996	390,581
Talos Energy, Inc. (a)	2,515	30,281
Valero Energy Corp.	51,684	3,700,574
Williams Cos., Inc.	153,694	3,641,011
World Fuel Services Corp.	8,112	285,542
		115,776,419
PAPER & FOREST PRODUCTS — 0.0% (d)
Clearwater Paper Corp. (a)	2,169	81,598
Domtar Corp.	7,050	260,497
Glatfelter Corp.	6,628	113,670
Louisiana-Pacific Corp.	14,093	781,598
Mercer International, Inc.	4,536	65,273
Neenah, Inc.	2,258	116,016
Schweitzer-Mauduit International, Inc.	4,250	208,123
		1,626,775
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (a)	35,883	323,306
Security Description	Shares	Value
Edgewell Personal Care Co.	7,086	$280,606
elf Beauty, Inc. (a)	4,832	129,643
Estee Lauder Cos., Inc. Class A	28,766	8,366,591
Inter Parfums, Inc.	2,238	158,741
Medifast, Inc.	1,475	312,435
Nu Skin Enterprises, Inc. Class A	6,653	351,877
USANA Health Sciences, Inc. (a)	1,554	151,670
		10,074,869
PHARMACEUTICALS — 3.4%
Amphastar Pharmaceuticals, Inc. (a)	4,504	82,513
ANI Pharmaceuticals, Inc. (a)	202	7,300
Bristol-Myers Squibb Co.	281,332	17,760,489
Catalent, Inc. (a)	21,242	2,236,995
Collegium Pharmaceutical, Inc. (a)	82	1,943
Corcept Therapeutics, Inc. (a)	13,490	320,927
Elanco Animal Health, Inc. (e)	6,058	—
Eli Lilly & Co.	100,570	18,788,487
Endo International PLC (a)	26,739	198,136
Innoviva, Inc. (a)	7,909	94,513
Jazz Pharmaceuticals PLC (a)	7,172	1,178,862
Johnson & Johnson	331,251	54,441,102
Lannett Co., Inc. (a)	2,410	12,725
Merck & Co., Inc.	320,441	24,702,797
Nektar Therapeutics (a) (b)	24,493	489,860
Pacira BioSciences, Inc. (a)	5,667	397,200
Perrigo Co. PLC	17,864	722,956
Pfizer, Inc.	704,067	25,508,348
Phibro Animal Health Corp. Class A	2,328	56,803
Prestige Consumer Healthcare, Inc. (a)	6,851	301,992
Supernus Pharmaceuticals, Inc. (a)	6,534	171,060
Viatris, Inc. (a)	152,871	2,135,608
Zoetis, Inc.	60,335	9,501,556
		159,112,172
PROFESSIONAL SERVICES — 0.5%
ASGN, Inc. (a)	6,468	617,306
CACI International, Inc. Class A (a)	3,273	807,318
CoreLogic, Inc.	9,088	720,224
Equifax, Inc.	15,390	2,787,591
Exponent, Inc.	6,677	650,674
Forrester Research, Inc. (a)	2,019	85,767
FTI Consulting, Inc. (a)	4,224	591,825
Heidrick & Struggles International, Inc.	2,472	88,300
IHS Markit, Ltd.	47,256	4,573,436
Insperity, Inc.	4,566	382,357
Jacobs Engineering Group, Inc.	16,730	2,162,687
KBR, Inc.	18,408	706,683
Kelly Services, Inc. Class A (a)	4,392	97,810
Korn Ferry	6,790	423,492

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Leidos Holdings, Inc.	17,251	$1,660,926
ManpowerGroup, Inc.	7,496	741,355
ManTech International Corp. Class A	2,534	220,331
Nielsen Holdings PLC	46,109	1,159,641
Resources Connection, Inc.	4,324	58,547
Robert Half International, Inc.	14,781	1,153,953
Science Applications International Corp. (b)	7,102	593,656
TrueBlue, Inc. (a)	6,316	139,078
Verisk Analytics, Inc.	20,619	3,643,171
		24,066,128
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	42,475	3,360,197
Jones Lang LaSalle, Inc. (a)	6,670	1,194,197
Marcus & Millichap, Inc. (a)	2,975	100,258
RE/MAX Holdings, Inc. Class A	2,510	98,869
Realogy Holdings Corp. (a) (b)	16,397	248,087
St. Joe Co.	4,025	172,672
		5,174,280
ROAD & RAIL — 1.0%
ArcBest Corp.	3,576	251,643
Avis Budget Group, Inc. (a)	6,754	489,935
CSX Corp.	97,173	9,369,421
Heartland Express, Inc.	6,742	132,008
JB Hunt Transport Services, Inc.	10,789	1,813,307
Kansas City Southern	11,855	3,128,772
Knight-Swift Transportation Holdings, Inc.	14,205	683,118
Landstar System, Inc.	4,973	820,843
Marten Transport, Ltd.	6,914	117,331
Norfolk Southern Corp.	32,219	8,651,446
Old Dominion Freight Line, Inc.	12,169	2,925,549
Ryder System, Inc.	6,880	520,472
Saia, Inc. (a)	3,334	768,754
Union Pacific Corp.	84,758	18,681,511
Werner Enterprises, Inc.	6,824	321,888
		48,675,998
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.4%
Advanced Energy Industries, Inc.	4,538	495,413
Advanced Micro Devices, Inc. (a)	152,310	11,956,335
Amkor Technology, Inc.	13,480	319,611
Analog Devices, Inc.	46,997	7,288,295
Applied Materials, Inc.	116,039	15,502,810
Axcelis Technologies, Inc. (a)	2,422	99,520
Broadcom, Inc.	51,255	23,764,893
Brooks Automation, Inc.	9,575	781,799
CEVA, Inc. (a)	2,457	137,961
Cirrus Logic, Inc. (a)	7,453	631,940
CMC Materials, Inc.	3,748	662,609
Cohu, Inc. (a)	5,035	210,664
Cree, Inc. (a)	13,446	1,453,916
Diodes, Inc. (a)	4,442	354,649
Security Description	Shares	Value
DSP Group, Inc. (a)	1,975	$28,144
Enphase Energy, Inc. (a)	16,021	2,597,965
First Solar, Inc. (a)	10,958	956,633
FormFactor, Inc. (a)	9,939	448,348
Ichor Holdings, Ltd. (a)	2,033	109,375
Intel Corp.	511,467	32,733,888
KLA Corp.	19,620	6,482,448
Kulicke & Soffa Industries, Inc.	8,102	397,889
Lam Research Corp.	17,874	10,639,320
Maxim Integrated Products, Inc.	33,885	3,096,072
MaxLinear, Inc. (a) (b)	8,844	301,404
Microchip Technology, Inc.	33,531	5,204,682
Micron Technology, Inc. (a)	141,432	12,475,717
MKS Instruments, Inc.	6,630	1,229,335
Monolithic Power Systems, Inc.	5,222	1,844,463
NVIDIA Corp.	78,359	41,838,221
NXP Semiconductors NV	34,983	7,043,477
Onto Innovation, Inc. (a)	5,843	383,944
PDF Solutions, Inc. (a)	4,045	71,920
Photronics, Inc. (a)	8,599	110,583
Power Integrations, Inc.	6,204	505,502
Qorvo, Inc. (a)	14,457	2,641,294
QUALCOMM, Inc.	143,286	18,998,291
Rambus, Inc. (a)	15,588	303,031
Semtech Corp. (a)	8,404	579,876
Silicon Laboratories, Inc. (a)	5,703	804,522
Skyworks Solutions, Inc.	21,049	3,862,071
SMART Global Holdings, Inc. (a)	1,722	79,246
SolarEdge Technologies, Inc. (a)	6,466	1,858,587
Synaptics, Inc. (a)	4,441	601,400
Teradyne, Inc.	21,073	2,564,163
Texas Instruments, Inc.	116,237	21,967,631
Ultra Clean Holdings, Inc. (a)	4,576	265,591
Universal Display Corp.	5,533	1,310,048
Veeco Instruments, Inc. (a)	6,388	132,487
Xilinx, Inc.	31,136	3,857,750
		251,985,733
SOFTWARE — 7.9%
8x8, Inc. (a)	13,424	435,475
ACI Worldwide, Inc. (a)	15,098	574,479
Adobe, Inc. (a)	60,318	28,673,368
Agilysys, Inc. (a)	2,367	113,521
Alarm.com Holdings, Inc. (a)	5,279	456,000
ANSYS, Inc. (a)	10,873	3,692,036
Autodesk, Inc. (a)	27,942	7,744,125
Blackbaud, Inc. (a)	6,582	467,849
Bottomline Technologies DE, Inc. (a)	4,638	209,870
Cadence Design Systems, Inc. (a)	35,302	4,836,021
CDK Global, Inc.	15,818	855,121
Ceridian HCM Holding, Inc. (a)	16,849	1,419,865
Citrix Systems, Inc.	14,626	2,052,905
CommVault Systems, Inc. (a)	6,415	413,768
Ebix, Inc. (b)	3,656	117,102
Fair Isaac Corp. (a)	3,700	1,798,385

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Fortinet, Inc. (a)	17,094	$3,152,475
InterDigital, Inc.	3,896	247,201
Intuit, Inc.	33,382	12,787,309
J2 Global, Inc. (a)	5,092	610,327
LivePerson, Inc. (a) (b)	8,030	423,502
Manhattan Associates, Inc. (a)	8,131	954,417
Microsoft Corp.	951,759	224,396,219
MicroStrategy, Inc. Class A (a) (b)	824	559,331
NortonLifeLock, Inc.	75,417	1,603,365
OneSpan, Inc. (a)	4,423	108,364
Oracle Corp.	235,632	16,534,297
Paycom Software, Inc. (a)	6,188	2,289,931
Paylocity Holding Corp. (a)	4,687	842,863
Progress Software Corp.	6,094	268,502
PTC, Inc. (a)	13,578	1,869,012
Qualys, Inc. (a)	4,337	454,431
SailPoint Technologies Holding, Inc. (a)	11,694	592,184
salesforce.com, Inc. (a)	115,896	24,554,886
ServiceNow, Inc. (a)	24,876	12,440,736
SPS Commerce, Inc. (a)	4,492	446,101
Synopsys, Inc. (a)	19,350	4,794,543
Teradata Corp. (a)	13,847	533,663
Tyler Technologies, Inc. (a)	4,996	2,120,952
Xperi Holding Corp.	11,999	261,218
		366,705,719
SPECIALTY RETAIL — 2.5%
Aaron's Co., Inc.	5,156	132,406
Abercrombie & Fitch Co. Class A (a)	6,542	224,456
Advance Auto Parts, Inc.	8,771	1,609,391
American Eagle Outfitters, Inc. (b)	20,122	588,367
America's Car-Mart, Inc. (a)	900	137,133
Asbury Automotive Group, Inc. (a)	2,485	488,302
AutoNation, Inc. (a)	7,599	708,379
AutoZone, Inc. (a)	2,732	3,836,548
Barnes & Noble Education, Inc. (a)	3,793	30,875
Bed Bath & Beyond, Inc. (a)	16,444	479,343
Best Buy Co., Inc.	29,212	3,353,830
Boot Barn Holdings, Inc. (a)	2,189	136,397
Buckle, Inc.	3,687	144,825
Caleres, Inc.	6,568	143,182
CarMax, Inc. (a)	21,161	2,807,218
Cato Corp. Class A (a)	4,909	58,908
Chico's FAS, Inc. (a)	31,839	105,387
Children's Place, Inc. (a)	2,347	163,586
Conn's, Inc. (a)	2,506	48,742
Designer Brands, Inc. Class A (a)	11,047	192,218
Dick's Sporting Goods, Inc.	8,404	639,965
Five Below, Inc. (a)	6,857	1,308,247
Foot Locker, Inc.	13,242	744,862
GameStop Corp. Class A (a)	7,271	1,380,181
Gap, Inc. (a)	26,735	796,168
Genesco, Inc. (a)	1,843	87,542
Group 1 Automotive, Inc.	2,258	356,290
Security Description	Shares	Value
Guess?, Inc.	4,720	$110,920
Haverty Furniture Cos., Inc.	2,265	84,235
Hibbett Sports, Inc. (a)	2,164	149,078
Home Depot, Inc.	135,552	41,377,248
L Brands, Inc. (a)	30,182	1,867,058
Lithia Motors, Inc. Class A	3,597	1,403,154
Lowe's Cos., Inc.	92,867	17,661,446
Lumber Liquidators Holdings, Inc. (a)	3,743	94,024
MarineMax, Inc. (a)	2,398	118,365
Michaels Cos., Inc. (a)	9,400	206,236
Monro, Inc.	4,598	302,548
Murphy USA, Inc.	3,109	449,437
ODP Corp. (a)	5,645	244,372
O'Reilly Automotive, Inc. (a)	8,691	4,408,510
Rent-A-Center, Inc.	4,632	267,081
RH (a)	2,031	1,211,695
Ross Stores, Inc.	45,237	5,424,369
Sally Beauty Holdings, Inc. (a)	17,469	351,651
Shoe Carnival, Inc.	1,742	107,795
Signet Jewelers, Ltd. (a)	6,737	390,611
Sleep Number Corp. (a)	3,624	520,008
Sonic Automotive, Inc. Class A (b)	3,168	157,038
TJX Cos., Inc.	152,507	10,088,338
Tractor Supply Co.	15,034	2,662,221
Ulta Beauty, Inc. (a)	7,117	2,200,363
Urban Outfitters, Inc. (a)	8,640	321,322
Williams-Sonoma, Inc.	9,835	1,762,432
Zumiez, Inc. (a)	2,654	113,857
		114,758,160
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.6%
3D Systems Corp. (a)	17,622	483,548
Apple, Inc.	1,991,457	243,256,472
Diebold Nixdorf, Inc. (a)	10,759	152,025
Hewlett Packard Enterprise Co.	163,035	2,566,171
HP, Inc.	155,103	4,924,520
NCR Corp. (a) (b)	16,749	635,625
NetApp, Inc.	28,832	2,095,221
Seagate Technology PLC	25,447	1,953,057
Western Digital Corp.	39,253	2,620,138
Xerox Holdings Corp.	21,109	512,315
		259,199,092
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Capri Holdings, Ltd. (a)	19,530	996,030
Carter's, Inc. (a)	5,784	514,371
Columbia Sportswear Co.	4,114	434,562
Crocs, Inc. (a)	8,773	705,788
Deckers Outdoor Corp. (a)	3,610	1,192,816
Fossil Group, Inc. (a)	8,712	108,029
G-III Apparel Group, Ltd. (a)	6,587	198,532
Hanesbrands, Inc.	44,096	867,368
Kontoor Brands, Inc. (b)	6,080	295,062
Movado Group, Inc.	2,238	63,671

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
NIKE, Inc. Class B	158,997	$21,129,111
Oxford Industries, Inc.	2,238	195,646
PVH Corp. (a)	9,194	971,806
Ralph Lauren Corp. (a)	6,452	794,628
Skechers U.S.A., Inc. Class A (a)	16,131	672,824
Steven Madden, Ltd.	10,055	374,649
Tapestry, Inc. (a)	35,794	1,475,071
Under Armour, Inc. Class A (a)	25,621	567,761
Under Armour, Inc. Class C (a)	25,184	464,897
Unifi, Inc. (a)	2,235	61,597
Vera Bradley, Inc. (a)	2,740	27,674
VF Corp.	40,492	3,236,121
Wolverine World Wide, Inc.	10,464	400,981
		35,748,995
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a)	6,971	327,707
Capitol Federal Financial, Inc.	16,688	221,032
Essent Group, Ltd.	13,061	620,267
Flagstar Bancorp, Inc.	6,400	288,640
HomeStreet, Inc.	3,513	154,818
Meta Financial Group, Inc.	4,532	205,345
MGIC Investment Corp.	43,696	605,190
Mr Cooper Group, Inc. (a)	9,240	321,182
New York Community Bancorp, Inc.	60,887	768,394
NMI Holdings, Inc. Class A (a)	6,691	158,175
Northfield Bancorp, Inc.	6,846	108,988
Northwest Bancshares, Inc.	13,876	200,508
Provident Financial Services, Inc.	8,985	200,186
TrustCo Bank Corp.	13,065	96,289
Walker & Dunlop, Inc.	3,750	385,275
Washington Federal, Inc.	10,351	318,811
WSFS Financial Corp.	6,378	317,561
		5,298,368
TOBACCO — 0.6%
Altria Group, Inc.	236,055	12,076,574
Philip Morris International, Inc.	197,266	17,505,385
Universal Corp.	1,734	102,289
Vector Group, Ltd.	15,192	211,928
		29,896,176
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	4,998	455,668
Boise Cascade Co.	4,625	276,714
DXP Enterprises, Inc. (a)	2,051	61,879
Fastenal Co.	72,724	3,656,563
GATX Corp.	4,474	414,919
GMS, Inc. (a)	4,406	183,950
MSC Industrial Direct Co., Inc. Class A	5,969	538,344
NOW, Inc. (a)	7,620	76,886
United Rentals, Inc. (a)	9,279	3,055,667
Univar Solutions, Inc. (a)	22,749	490,013
Security Description	Shares	Value
Veritiv Corp. (a)	2,113	$89,887
W.W. Grainger, Inc.	5,691	2,281,693
Watsco, Inc.	4,244	1,106,623
WESCO International, Inc. (a)	2	173
		12,688,979
WATER UTILITIES — 0.1%
American States Water Co.	4,709	356,095
American Water Works Co., Inc.	22,971	3,443,812
California Water Service Group	6,488	365,534
Essential Utilities, Inc.	28,253	1,264,322
		5,429,763
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
ESC NII Holdings, Inc. (b)	11,225	22,899
Shenandoah Telecommunications Co.	6,499	317,216
Spok Holdings, Inc.	2,331	24,452
Telephone & Data Systems, Inc.	13,574	311,659
T-Mobile US, Inc. (a)	74,064	9,279,479
		9,955,705
TOTAL COMMON STOCKS (Cost $3,626,118,961)		4,659,866,789
PREFERRED STOCKS — 0.0% (d)
MEDIA — 0.0% (d)
Liberty Broadband Corp. 7.00% (Cost $14)(a)	1	27
TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
WESCO International, Inc. 10.63% (Cost $150)(a)	7	215
TOTAL PREFERRED STOCKS (Cost $164)		242
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Alder Biopharmaceuticals, Inc. (CVR) (a)	2,364	2,080
Progenic Pharmaceuticals, Inc. (CVR) (a)	11,119	475
		2,555
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
NewStar Financial, Inc. (CVR) (a)	875	75
MEDIA — 0.0% (d)
Media General, Inc. (CVR) (a)	1,318	132
TOTAL RIGHTS (Cost $2,080)		2,762

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
WARRANTS — 0.0% (d)
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Battalion Oil Corp. (expiring 10/08/22) (a)	310	$—
Battalion Oil Corp. (expiring 10/08/22) (a)	248	—
Battalion Oil Corp. (expiring 10/08/22) (a)	398	—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (f) (g)	3,009,419	3,010,321
State Street Navigator Securities Lending Portfolio II (c) (h)	4,986,837	4,986,837
TOTAL SHORT-TERM INVESTMENTS (Cost $7,996,873)		7,997,158
TOTAL INVESTMENTS — 100.0% (Cost $3,634,118,078)		4,667,866,951
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(1,609,255)
NET ASSETS — 100.0%		$4,666,257,696

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of the securities is $0, representing 0.0% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2021.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At March 31, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	29	06/18/2021	$5,699,453	$5,752,730	$53,277
E-Mini S&P MidCap 400 Index	1	06/18/2021	264,032	260,530	(3,502)
Total unrealized appreciation/depreciation on open futures contracts.					$49,775
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,659,843,826	$22,963	$0(a)	$4,659,866,789
Preferred Stocks	242	—	—	242
Rights	—	2,762	—	2,762
Warrants	—	—	—	0
Short-Term Investments	7,997,158	—	—	7,997,158
TOTAL INVESTMENTS	$4,667,841,226	$25,725	$0	$4,667,866,951
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	53,277	—	—	53,277
TOTAL OTHER FINANCIAL INSTRUMENTS:	$53,277	$—	$—	$53,277
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$4,667,891,001	$25,725	$—	$4,667,916,726
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(3,502)	—	—	(3,502)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(3,502)	$—	$—	$(3,502)
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2021.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Corp	43,065	$2,736,781	$481,868	$360,132	$9,675	$888,735	44,720	$3,756,927	$67,980
State Street Institutional Liquid Reserves Fund, Premier Class	3,411,166	3,412,531	74,025,160	74,426,065	(1,285)	(20)	3,009,418	3,010,321	6,370
State Street Navigator Securities Lending Portfolio II	7,437,155	7,437,155	46,306,473	48,756,791	—	—	4,986,837	4,986,837	100,650
Total		$13,586,467	$120,813,501	$123,542,988	$8,390	$888,715		$11,754,085	$175,000
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.1%
BWX Technologies, Inc.	7,175	$473,120
Curtiss-Wright Corp.	5,914	701,400
General Dynamics Corp.	7,425	1,348,083
HEICO Corp. Class A	1,795	203,912
Hexcel Corp. (a)	9,172	513,632
Huntington Ingalls Industries, Inc.	7,155	1,472,857
Textron, Inc.	20,006	1,121,936
		5,834,940
AIR FREIGHT & LOGISTICS — 1.2%
C.H. Robinson Worldwide, Inc.	13,561	1,294,126
Expeditors International of Washington, Inc.	22,418	2,414,195
FedEx Corp.	7,960	2,260,958
		5,969,279
AIRLINES — 1.4%
Alaska Air Group, Inc. (a)	15,205	1,052,338
Delta Air Lines, Inc. (a)	32,257	1,557,368
Southwest Airlines Co. (a)	77,375	4,724,518
		7,334,224
AUTO COMPONENTS — 0.8%
BorgWarner, Inc.	19,687	912,689
Gentex Corp.	60,631	2,162,708
Lear Corp.	4,647	842,269
		3,917,666
AUTOMOBILES — 0.6%
Ford Motor Co. (a)	189,868	2,325,883
Harley-Davidson, Inc.	14,908	597,811
		2,923,694
BANKS — 1.2%
Associated Banc-Corp.	11,441	244,151
Bank of Hawaii Corp.	2,465	220,593
Comerica, Inc.	4,679	335,671
Commerce Bancshares, Inc.	4,254	325,899
East West Bancorp, Inc.	5,696	420,365
First Citizens BancShares, Inc. Class A	425	355,202
First Hawaiian, Inc.	8,123	222,327
First Horizon National Corp.	15,596	263,728
FNB Corp.	15,070	191,389
Huntington Bancshares, Inc.	39,432	619,871
M&T Bank Corp.	6,519	988,346
PacWest Bancorp	5,535	211,160
People's United Financial, Inc.	20,313	363,603
Pinnacle Financial Partners, Inc.	3,637	322,456
Signature Bank	1,952	441,347
Umpqua Holdings Corp.	9,316	163,496
Zions Bancorp NA	8,251	453,475
		6,143,079
Security Description	Shares	Value
BEVERAGES — 0.3%
Molson Coors Beverage Co. Class B (a)	25,685	$1,313,788
BIOTECHNOLOGY — 0.2%
Alexion Pharmaceuticals, Inc. (a)	7,800	1,192,698
BUILDING PRODUCTS — 2.9%
A.O. Smith Corp.	20,871	1,411,088
Allegion PLC	8,590	1,079,076
Armstrong World Industries, Inc.	4,226	380,720
Carrier Global Corp.	55,098	2,326,238
Fortune Brands Home & Security, Inc.	10,394	995,953
Johnson Controls International PLC	63,577	3,793,640
Lennox International, Inc.	2,628	818,858
Masco Corp.	20,112	1,204,709
Owens Corning	6,315	581,548
Trane Technologies PLC	13,293	2,200,789
		14,792,619
CAPITAL MARKETS — 3.4%
Apollo Global Management, Inc. (b)	15,988	751,596
Cboe Global Markets, Inc.	10,903	1,076,017
Evercore, Inc. Class A	10,017	1,319,640
FactSet Research Systems, Inc.	4,452	1,373,843
Franklin Resources, Inc.	51,569	1,526,442
Interactive Brokers Group, Inc. Class A	3,922	286,463
Invesco, Ltd.	34,068	859,195
Lazard, Ltd. Class A	22,795	991,810
LPL Financial Holdings, Inc.	3,890	553,002
MarketAxess Holdings, Inc.	1,316	655,263
Morningstar, Inc.	2,045	460,207
MSCI, Inc.	3,275	1,373,142
Nasdaq, Inc.	7,025	1,035,907
Raymond James Financial, Inc.	8,099	992,613
SEI Investments Co.	22,734	1,385,183
T Rowe Price Group, Inc.	17,104	2,935,046
		17,575,369
CHEMICALS — 2.6%
Albemarle Corp.	4,749	693,876
Ashland Global Holdings, Inc.	7,152	634,883
Axalta Coating Systems, Ltd. (a)	17,188	508,421
Cabot Corp.	12,736	667,876
Celanese Corp.	11,469	1,718,171
Eastman Chemical Co.	12,171	1,340,271
International Flavors & Fragrances, Inc.	6,266	874,796
LyondellBasell Industries NV Class A	12,417	1,291,989
NewMarket Corp.	1,340	509,414
Olin Corp.	5,799	220,188
PPG Industries, Inc.	12,897	1,937,903
RPM International, Inc.	10,686	981,509
Scotts Miracle-Gro Co.	6,547	1,603,819
Valvoline, Inc.	6,174	160,956
Westlake Chemical Corp.	1,341	119,067

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
WR Grace & Co.	3,652	$218,609
		13,481,748
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Cintas Corp.	2,096	715,386
Copart, Inc. (a)	10,742	1,166,689
IAA, Inc. (a)	8,252	455,015
MSA Safety, Inc.	2,255	338,295
Republic Services, Inc.	8,317	826,294
Rollins, Inc.	12,244	421,438
Waste Management, Inc.	9,743	1,257,042
		5,180,159
COMMUNICATIONS EQUIPMENT — 1.6%
Ciena Corp. (a)	28,201	1,543,159
EchoStar Corp. Class A (a)	12,558	301,392
F5 Networks, Inc. (a)	13,342	2,783,408
Juniper Networks, Inc.	42,224	1,069,534
Motorola Solutions, Inc.	12,247	2,303,048
		8,000,541
CONSTRUCTION & ENGINEERING — 0.4%
AECOM (a)	7,256	465,182
Quanta Services, Inc.	11,288	993,119
Valmont Industries, Inc.	3,433	815,921
		2,274,222
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	1,754	235,755
Martin Marietta Materials, Inc.	2,271	762,647
Vulcan Materials Co.	3,276	552,825
		1,551,227
CONSUMER FINANCE — 0.3%
Credit Acceptance Corp. (a) (b)	758	273,054
SLM Corp.	14,145	254,186
Synchrony Financial	20,941	851,461
		1,378,701
CONTAINERS & PACKAGING — 2.4%
AptarGroup, Inc.	7,507	1,063,517
Ardagh Group SA	1,428	36,285
Avery Dennison Corp.	6,520	1,197,398
Ball Corp.	10,343	876,466
Berry Global Group, Inc. (a)	4,321	265,309
Crown Holdings, Inc.	11,273	1,093,932
Graphic Packaging Holding Co.	45,573	827,606
International Paper Co.	59,248	3,203,539
Packaging Corp. of America	10,898	1,465,563
Sealed Air Corp.	5,838	267,497
Silgan Holdings, Inc.	14,823	623,011
Sonoco Products Co.	12,922	817,963
Westrock Co.	14,307	744,679
		12,482,765
DISTRIBUTORS — 0.7%
Genuine Parts Co.	15,222	1,759,511
LKQ Corp. (a)	21,776	921,778
Security Description	Shares	Value
Pool Corp.	3,221	$1,112,018
		3,793,307
DIVERSIFIED CONSUMER SERVICES — 0.8%
Bright Horizons Family Solutions, Inc. (a)	2,416	414,223
Graham Holdings Co. Class B	910	511,820
Grand Canyon Education, Inc. (a)	6,198	663,806
H&R Block, Inc.	45,073	982,592
Service Corp. International	20,804	1,062,044
Terminix Global Holdings, Inc. (a)	5,073	241,830
		3,876,315
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Jefferies Financial Group, Inc.	24,903	749,580
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Lumen Technologies, Inc.	61,359	819,143
ELECTRIC UTILITIES — 3.3%
Alliant Energy Corp.	19,697	1,066,790
Avangrid, Inc.	6,316	314,600
Entergy Corp.	15,828	1,574,411
Evergy, Inc.	29,585	1,761,195
Eversource Energy	11,947	1,034,491
Exelon Corp.	54,968	2,404,300
FirstEnergy Corp.	31,484	1,092,180
Hawaiian Electric Industries, Inc.	21,390	950,358
IDACORP, Inc.	8,851	884,834
NRG Energy, Inc.	11,306	426,575
OGE Energy Corp.	37,199	1,203,760
Pinnacle West Capital Corp.	14,197	1,154,926
PPL Corp.	58,147	1,676,960
Xcel Energy, Inc.	20,718	1,377,954
		16,923,334
ELECTRICAL EQUIPMENT — 1.9%
Acuity Brands, Inc.	4,787	789,855
AMETEK, Inc.	8,098	1,034,358
Eaton Corp. PLC	13,939	1,927,485
Emerson Electric Co.	18,601	1,678,182
Generac Holdings, Inc. (a)	2,618	857,264
Hubbell, Inc.	6,919	1,293,092
Regal Beloit Corp.	5,239	747,500
Rockwell Automation, Inc.	3,540	939,658
Sensata Technologies Holding PLC (a)	6,017	348,685
		9,616,079
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.1%
Amphenol Corp. Class A	15,530	1,024,514
Arrow Electronics, Inc. (a)	9,618	1,065,867
Avnet, Inc.	26,772	1,111,306
CDW Corp.	24,929	4,131,982
Corning, Inc.	41,737	1,815,977
Dolby Laboratories, Inc. Class A	12,857	1,269,243
FLIR Systems, Inc.	8,349	471,468

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Jabil, Inc.	14,518	$757,259
Keysight Technologies, Inc. (a)	12,128	1,739,155
Littelfuse, Inc.	1,082	286,124
National Instruments Corp.	18,696	807,387
SYNNEX Corp.	9,990	1,147,251
		15,627,533
ENTERTAINMENT — 0.6%
Electronic Arts, Inc.	10,190	1,379,420
Madison Square Garden Entertainment Corp. (a)	1,386	113,375
Madison Square Garden Sports Corp. (a)	2,677	480,414
Take-Two Interactive Software, Inc. (a)	5,541	979,095
		2,952,304
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.5%
Apartment Income REIT Corp.	35,040	1,498,310
Apartment Investment & Management Co. Class A REIT	35,671	219,020
AvalonBay Communities, Inc. REIT	5,788	1,067,944
Boston Properties, Inc. REIT	5,657	572,828
Brandywine Realty Trust REIT	6,864	88,614
Brixmor Property Group, Inc. REIT	15,132	306,120
Camden Property Trust REIT	5,764	633,521
CoreSite Realty Corp. REIT	2,814	337,258
Corporate Office Properties Trust REIT	15,552	409,484
Cousins Properties, Inc. REIT	6,662	235,502
CubeSmart REIT	18,181	687,787
Douglas Emmett, Inc. REIT	22,632	710,645
Duke Realty Corp. REIT	27,236	1,142,005
Empire State Realty Trust, Inc. Class A REIT	13,412	149,276
Equity Commonwealth REIT	31,923	887,459
Equity LifeStyle Properties, Inc. REIT	14,699	935,444
Equity Residential REIT	18,715	1,340,555
Essex Property Trust, Inc. REIT	2,806	762,783
Extra Space Storage, Inc. REIT	9,112	1,207,796
Federal Realty Investment Trust REIT	7,839	795,267
First Industrial Realty Trust, Inc. REIT	22,231	1,017,958
Highwoods Properties, Inc. REIT	6,396	274,644
Host Hotels & Resorts, Inc. REIT (a)	106,941	1,801,956
Iron Mountain, Inc. REIT (b)	19,234	711,850
Kilroy Realty Corp. REIT	5,238	343,770
Kimco Realty Corp. REIT	15,681	294,019
Lamar Advertising Co. Class A REIT	9,566	898,439
Life Storage, Inc. REIT	12,644	1,086,752
Medical Properties Trust, Inc. REIT	17,155	365,058
Mid-America Apartment Communities, Inc. REIT	4,844	699,280
Security Description	Shares	Value
National Retail Properties, Inc. REIT	10,089	$444,622
Public Storage REIT	7,898	1,948,910
Rayonier, Inc. REIT	6,424	207,174
Rexford Industrial Realty, Inc. REIT	3,969	200,038
SL Green Realty Corp. REIT (b)	4,078	285,419
Spirit Realty Capital, Inc. REIT	3,334	141,695
STORE Capital Corp. REIT	7,941	266,024
Vornado Realty Trust REIT	47,445	2,153,529
Weingarten Realty Investors REIT	22,275	599,420
WP Carey, Inc. REIT	6,058	428,664
		28,156,839
FOOD & STAPLES RETAILING — 1.5%
Casey's General Stores, Inc.	9,949	2,150,874
Sprouts Farmers Market, Inc. (a)	12,785	340,337
Sysco Corp.	19,794	1,558,580
Walgreens Boots Alliance, Inc.	67,229	3,690,872
		7,740,663
FOOD PRODUCTS — 2.7%
Campbell Soup Co.	10,970	551,462
Flowers Foods, Inc.	29,706	707,003
General Mills, Inc.	21,824	1,338,248
Hershey Co.	13,198	2,087,396
Hormel Foods Corp.	21,204	1,013,127
Ingredion, Inc.	17,570	1,579,894
J.M. Smucker Co.	14,865	1,880,868
Kellogg Co.	15,386	973,934
Lamb Weston Holdings, Inc.	9,834	761,938
McCormick & Co., Inc.	11,639	1,037,733
Pilgrim's Pride Corp. (a)	4,369	103,938
Post Holdings, Inc. (a)	7,547	797,869
Seaboard Corp.	33	121,770
Tyson Foods, Inc. Class A	14,762	1,096,817
		14,051,997
GAS UTILITIES — 0.7%
Atmos Energy Corp.	10,563	1,044,152
National Fuel Gas Co.	22,595	1,129,524
UGI Corp.	34,661	1,421,448
		3,595,124
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Cooper Cos., Inc.	3,240	1,244,452
DENTSPLY SIRONA, Inc.	18,163	1,158,981
Envista Holdings Corp. (a)	13,902	567,202
Globus Medical, Inc. Class A (a)	7,226	445,628
Haemonetics Corp. (a)	2,409	267,423
Hill-Rom Holdings, Inc.	6,907	763,085
ICU Medical, Inc. (a)	1,700	349,248
Integra LifeSciences Holdings Corp. (a)	4,232	292,389
Masimo Corp. (a)	2,867	658,435
STERIS PLC	7,205	1,372,408
Varian Medical Systems, Inc. (a)	9,481	1,673,681

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
West Pharmaceutical Services, Inc.	5,173	$1,457,648
		10,250,580
HEALTH CARE PROVIDERS & SERVICES — 4.8%
Amedisys, Inc. (a)	1,166	308,745
AmerisourceBergen Corp.	29,059	3,430,996
Cardinal Health, Inc.	54,548	3,313,791
Chemed Corp.	2,158	992,292
DaVita, Inc. (a)	20,768	2,238,167
Encompass Health Corp.	9,069	742,751
Henry Schein, Inc. (a)	38,576	2,671,002
Humana, Inc.	4,866	2,040,071
Laboratory Corp. of America Holdings (a)	4,671	1,191,245
McKesson Corp.	20,828	4,062,293
Premier, Inc. Class A	16,488	558,119
Quest Diagnostics, Inc.	12,456	1,598,603
Universal Health Services, Inc. Class B	9,987	1,332,166
		24,480,241
HEALTH CARE TECHNOLOGY — 0.7%
Cerner Corp.	41,438	2,978,563
Change Healthcare, Inc. (a)	17,108	378,087
		3,356,650
HOTELS, RESTAURANTS & LEISURE — 1.1%
Choice Hotels International, Inc.	2,387	256,101
Domino's Pizza, Inc.	2,285	840,400
Extended Stay America, Inc.	13,561	267,830
Hyatt Hotels Corp. Class A	2,686	222,132
Travel + Leisure Co.	4,320	264,211
Vail Resorts, Inc.	4,461	1,301,095
Yum China Holdings, Inc.	14,932	884,124
Yum! Brands, Inc.	12,863	1,391,520
		5,427,413
HOUSEHOLD DURABLES — 1.6%
Garmin, Ltd.	14,441	1,904,046
Leggett & Platt, Inc.	8,307	379,215
Mohawk Industries, Inc. (a)	4,350	836,548
Newell Brands, Inc.	28,788	770,943
NVR, Inc. (a)	381	1,794,864
PulteGroup, Inc.	15,166	795,305
Whirlpool Corp.	7,248	1,597,097
		8,078,018
HOUSEHOLD PRODUCTS — 0.6%
Church & Dwight Co., Inc.	18,064	1,577,890
Clorox Co.	8,161	1,574,094
Reynolds Consumer Products, Inc. (b)	2,628	78,262
		3,230,246
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.6%
AES Corp.	60,787	1,629,700
Security Description	Shares	Value
Vistra Corp.	67,403	$1,191,685
		2,821,385
INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	8,880	1,461,470
INSURANCE — 8.8%
Alleghany Corp. (a)	2,491	1,560,088
Allstate Corp.	27,160	3,120,684
American Financial Group, Inc.	2,695	307,500
American National Group, Inc.	1,788	192,872
Arch Capital Group, Ltd. (a)	71,764	2,753,585
Arthur J Gallagher & Co.	10,926	1,363,237
Assurant, Inc.	3,950	559,991
Assured Guaranty, Ltd.	3,357	141,934
Axis Capital Holdings, Ltd.	8,910	441,669
Brown & Brown, Inc.	24,925	1,139,322
Cincinnati Financial Corp.	40,577	4,183,083
CNA Financial Corp.	2,799	124,919
Erie Indemnity Co. Class A	4,057	896,232
Everest Re Group, Ltd.	8,510	2,108,863
Fidelity National Financial, Inc.	60,414	2,456,433
First American Financial Corp.	21,997	1,246,130
Globe Life, Inc.	14,045	1,357,168
Hanover Insurance Group, Inc.	9,837	1,273,498
Hartford Financial Services Group, Inc.	27,919	1,864,710
Kemper Corp.	10,518	838,495
Loews Corp.	19,574	1,003,755
Markel Corp. (a)	2,575	2,934,521
Mercury General Corp.	7,339	446,285
Old Republic International Corp.	76,684	1,674,779
Primerica, Inc.	2,902	428,974
Progressive Corp.	46,808	4,475,313
Reinsurance Group of America, Inc.	4,982	627,981
RenaissanceRe Holdings, Ltd.	7,854	1,258,603
Travelers Cos., Inc.	12,505	1,880,752
Unum Group	7,381	205,413
White Mountains Insurance Group, Ltd.	820	914,218
WR Berkley Corp.	13,394	1,009,238
		44,790,245
INTERNET & DIRECT MARKETING RETAIL — 0.5%
eBay, Inc.	40,555	2,483,588
Qurate Retail, Inc. Class A	13,214	155,397
		2,638,985
IT SERVICES — 4.9%
Amdocs, Ltd.	35,900	2,518,385
Black Knight, Inc. (a)	8,919	659,917
Booz Allen Hamilton Holding Corp.	9,624	775,021
Broadridge Financial Solutions, Inc.	16,388	2,509,003
Cognizant Technology Solutions Corp. Class A	75,493	5,897,513
Concentrix Corp. (a)	9,963	1,491,660
EPAM Systems, Inc. (a)	5,057	2,006,061

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Euronet Worldwide, Inc. (a)	1,458	$201,641
Gartner, Inc. (a)	6,562	1,197,893
Genpact, Ltd.	12,890	551,950
Jack Henry & Associates, Inc.	5,333	809,123
Paychex, Inc.	16,102	1,578,318
Sabre Corp. (a) (b)	9,454	140,014
VeriSign, Inc. (a)	10,110	2,009,463
Western Union Co.	110,974	2,736,619
		25,082,581
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	1,826	174,146
Hasbro, Inc.	4,527	435,135
Polaris, Inc.	2,985	398,497
		1,007,778
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Agilent Technologies, Inc.	7,363	936,132
Bio-Rad Laboratories, Inc. Class A (a)	3,598	2,055,070
Bio-Techne Corp.	1,596	609,560
Bruker Corp.	6,761	434,597
Charles River Laboratories International, Inc. (a)	1,954	566,328
Mettler-Toledo International, Inc. (a)	1,106	1,278,193
PerkinElmer, Inc.	4,650	596,548
PRA Health Sciences, Inc. (a)	3,136	480,843
Waters Corp. (a)	5,905	1,678,024
		8,635,295
MACHINERY — 4.7%
AGCO Corp.	7,711	1,107,685
Allison Transmission Holdings, Inc.	26,980	1,101,593
Crane Co.	5,165	485,045
Cummins, Inc.	14,114	3,657,079
Donaldson Co., Inc.	15,004	872,633
Dover Corp.	6,699	918,634
Flowserve Corp.	4,298	166,805
Graco, Inc.	19,514	1,397,593
IDEX Corp.	5,615	1,175,332
ITT, Inc.	7,161	651,006
Lincoln Electric Holdings, Inc.	8,063	991,265
Middleby Corp. (a)	2,511	416,198
Nordson Corp.	1,867	370,936
Oshkosh Corp.	10,507	1,246,761
Otis Worldwide Corp.	11,395	779,988
PACCAR, Inc.	20,871	1,939,333
Parker-Hannifin Corp.	2,921	921,371
Pentair PLC	9,471	590,233
Snap-on, Inc.	9,842	2,270,943
Stanley Black & Decker, Inc.	3,920	782,706
Timken Co.	2,854	231,659
Toro Co.	4,174	430,506
Trinity Industries, Inc.	2,871	81,795
Woodward, Inc.	3,757	453,207
Xylem, Inc.	11,533	1,213,041
		24,253,347
Security Description	Shares	Value
MARINE — 0.0% (c)
Kirby Corp. (a)	3,173	$191,268
MEDIA — 2.7%
Cable One, Inc.	195	356,530
Discovery, Inc. Class A (a) (b)	14,172	615,915
Discovery, Inc. Class C (a)	30,320	1,118,505
DISH Network Corp. Class A (a)	8,225	297,745
Interpublic Group of Cos., Inc.	92,315	2,695,598
John Wiley & Sons, Inc. Class A	11,883	644,059
Liberty Media Corp.-Liberty SiriusXM Class A (a)	4,399	193,908
Liberty Media Corp.-Liberty SiriusXM Class C (a)	10,105	445,732
New York Times Co. Class A	16,431	831,737
News Corp. Class A	85,243	2,167,729
News Corp. Class B	27,798	652,141
Omnicom Group, Inc.	46,566	3,452,869
Sirius XM Holdings, Inc. (b)	40,619	247,370
		13,719,838
METALS & MINING — 1.3%
Nucor Corp.	38,108	3,058,929
Reliance Steel & Aluminum Co.	17,258	2,628,221
Steel Dynamics, Inc.	14,129	717,188
		6,404,338
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (c)
Starwood Property Trust, Inc. REIT (b)	10,133	250,690
MULTI-UTILITIES — 2.6%
Ameren Corp.	21,766	1,770,882
CenterPoint Energy, Inc.	42,840	970,326
CMS Energy Corp.	24,461	1,497,502
Consolidated Edison, Inc.	21,890	1,637,372
DTE Energy Co.	11,992	1,596,615
MDU Resources Group, Inc.	22,618	714,955
NiSource, Inc.	63,469	1,530,238
Public Service Enterprise Group, Inc.	35,644	2,146,125
WEC Energy Group, Inc.	13,188	1,234,265
		13,098,280
OIL, GAS & CONSUMABLE FUELS — 0.4%
Cabot Oil & Gas Corp.	53,089	997,011
HollyFrontier Corp.	8,278	296,187
Pioneer Natural Resources Co.	5,936	942,756
		2,235,954
PERSONAL PRODUCTS — 0.5%
Estee Lauder Cos., Inc. Class A	8,601	2,501,601
Herbalife Nutrition, Ltd. (a)	4,395	194,962
		2,696,563
PHARMACEUTICALS — 0.4%
Jazz Pharmaceuticals PLC (a)	9,328	1,533,243

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Viatris, Inc. (a)	23,568	$329,245
		1,862,488
PROFESSIONAL SERVICES — 1.7%
CACI International, Inc. Class A (a)	2,909	717,534
CoreLogic, Inc.	4,656	368,988
FTI Consulting, Inc. (a)	4,198	588,182
Jacobs Engineering Group, Inc.	3,288	425,040
Leidos Holdings, Inc.	20,740	1,996,847
ManpowerGroup, Inc.	10,437	1,032,220
Nielsen Holdings PLC	23,148	582,172
Robert Half International, Inc.	20,288	1,583,884
Science Applications International Corp.	15,714	1,313,533
		8,608,400
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
CBRE Group, Inc. Class A (a)	39,028	3,087,505
Jones Lang LaSalle, Inc. (a)	6,001	1,074,419
		4,161,924
ROAD & RAIL — 1.4%
AMERCO	1,601	980,773
JB Hunt Transport Services, Inc.	10,418	1,750,953
Kansas City Southern	4,349	1,147,788
Knight-Swift Transportation Holdings, Inc.	11,850	569,866
Landstar System, Inc.	8,357	1,379,406
Old Dominion Freight Line, Inc.	3,287	790,228
Ryder System, Inc.	4,007	303,130
Schneider National, Inc. Class B	13,596	339,492
		7,261,636
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Cirrus Logic, Inc. (a)	5,357	454,220
Entegris, Inc.	8,273	924,922
Maxim Integrated Products, Inc.	44,114	4,030,696
Monolithic Power Systems, Inc.	4,434	1,566,133
Skyworks Solutions, Inc.	10,257	1,881,954
Teradyne, Inc.	14,248	1,733,697
Xilinx, Inc.	18,958	2,348,896
		12,940,518
SOFTWARE — 3.2%
ANSYS, Inc. (a)	5,518	1,873,692
Aspen Technology, Inc. (a)	6,442	929,774
Bill.Com Holdings, Inc. (a)	327	47,579
Cadence Design Systems, Inc. (a)	22,434	3,073,234
CDK Global, Inc.	11,424	617,581
Citrix Systems, Inc.	17,999	2,526,340
NortonLifeLock, Inc.	102,575	2,180,744
Synopsys, Inc. (a)	11,364	2,815,772
Teradata Corp. (a)	10,920	420,857
Tyler Technologies, Inc. (a)	3,838	1,629,346
		16,114,919
Security Description	Shares	Value
SPECIALTY RETAIL — 1.5%
Advance Auto Parts, Inc.	7,369	$1,352,138
AutoNation, Inc. (a)	4,037	376,329
AutoZone, Inc. (a)	1,695	2,380,288
Best Buy Co., Inc.	12,538	1,439,488
Foot Locker, Inc.	6,695	376,594
Tractor Supply Co.	10,053	1,780,185
		7,705,022
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.4%
Hewlett Packard Enterprise Co.	260,844	4,105,685
HP, Inc.	289,595	9,194,641
NetApp, Inc.	44,990	3,269,423
Xerox Holdings Corp.	39,849	967,135
		17,536,884
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Carter's, Inc. (a)	6,377	567,107
Columbia Sportswear Co.	5,676	599,556
Hanesbrands, Inc. (b)	28,454	559,690
Ralph Lauren Corp. (a)	4,842	596,341
Tapestry, Inc. (a)	18,016	742,439
		3,065,133
THRIFTS & MORTGAGE FINANCE — 0.1%
MGIC Investment Corp.	35,275	488,559
New York Community Bancorp, Inc.	19,878	250,860
		739,419
TRADING COMPANIES & DISTRIBUTORS — 1.0%
Fastenal Co.	32,939	1,656,173
MSC Industrial Direct Co., Inc. Class A	10,295	928,506
W.W. Grainger, Inc.	2,694	1,080,105
Watsco, Inc.	5,144	1,341,298
		5,006,082
WATER UTILITIES — 0.3%
American Water Works Co., Inc.	7,632	1,144,190
Essential Utilities, Inc.	11,987	536,418
		1,680,608
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	16,648	382,238
United States Cellular Corp. (a)	1,992	72,668
		454,906
TOTAL COMMON STOCKS (Cost $375,793,193)		510,498,041
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (d) (e)	442,928	443,061

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	1,057,224	$1,057,224
TOTAL SHORT-TERM INVESTMENTS (Cost $1,500,266)		1,500,285
TOTAL INVESTMENTS — 100.1% (Cost $377,293,459)		511,998,326
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(417,767)
NET ASSETS — 100.0%		$511,580,559
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	5	06/18/2021	$981,146	$991,850	$10,704
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$510,498,041	$—	$—	$510,498,041
Short-Term Investments	1,500,285	—	—	1,500,285
TOTAL INVESTMENTS	$511,998,326	$—	$—	$511,998,326
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	10,704	—	—	10,704
TOTAL OTHER FINANCIAL INSTRUMENTS:	$10,704	$—	$—	$10,704
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$512,009,030	$—	$—	$512,009,030
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	318,479	$318,607	$11,948,658	$11,824,043	$(180)	$19	442,928	$443,061	$631
State Street Navigator Securities Lending Portfolio II	874,965	874,965	11,642,976	11,460,717	—	—	1,057,224	1,057,224	8,192
Total		$1,193,572	$23,591,634	$23,284,760	$(180)	$19		$1,500,285	$8,823
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.4%
Axon Enterprise, Inc. (a)	1,743	$248,238
BWX Technologies, Inc.	2,133	140,650
Curtiss-Wright Corp.	1,126	133,544
General Dynamics Corp.	1,737	315,370
HEICO Corp.	955	120,139
HEICO Corp. Class A	2,242	254,691
Hexcel Corp. (a)	1,632	91,392
Howmet Aerospace, Inc. (a)	10,628	341,478
Huntington Ingalls Industries, Inc.	884	181,971
L3Harris Technologies, Inc.	107	21,687
Lockheed Martin Corp.	879	324,791
Mercury Systems, Inc. (a)	1,619	114,382
Northrop Grumman Corp.	938	303,574
Raytheon Technologies Corp.	1,524	117,759
Spirit AeroSystems Holdings, Inc. Class A	715	34,785
Teledyne Technologies, Inc. (a)	785	324,715
Textron, Inc.	9,044	507,188
TransDigm Group, Inc. (a)	337	198,129
		3,774,483
AIR FREIGHT & LOGISTICS — 0.9%
C.H. Robinson Worldwide, Inc.	6,368	607,698
Expeditors International of Washington, Inc.	8,549	920,642
FedEx Corp.	653	185,478
United Parcel Service, Inc. Class B	1,640	278,783
XPO Logistics, Inc. (a)	3,859	475,815
		2,468,416
AIRLINES — 0.8%
Alaska Air Group, Inc. (a)	4,497	311,237
American Airlines Group, Inc. (a)	2,377	56,810
Copa Holdings SA Class A	1,461	118,034
Delta Air Lines, Inc. (a)	7,045	340,133
JetBlue Airways Corp. (a)	14,463	294,177
Southwest Airlines Co. (a)	14,074	859,359
United Airlines Holdings, Inc. (a)	1,328	76,413
		2,056,163
AUTO COMPONENTS — 0.8%
Aptiv PLC (a)	3,745	516,436
BorgWarner, Inc.	10,213	473,475
Gentex Corp.	15,887	566,689
Lear Corp.	3,270	592,687
		2,149,287
AUTOMOBILES — 0.8%
Ford Motor Co. (a)	40,802	499,825
General Motors Co. (a)	11,635	668,547
Harley-Davidson, Inc.	5,824	233,542
Tesla, Inc. (a)	23	15,362
Thor Industries, Inc.	6,250	842,125
		2,259,401
Security Description	Shares	Value
BANKS — 1.3%
Associated Banc-Corp.	1,808	$38,583
Bank of America Corp.	785	30,372
Bank of Hawaii Corp.	331	29,621
Bank OZK	2,926	119,527
Citigroup, Inc.	414	30,119
Citizens Financial Group, Inc.	3,333	147,152
Comerica, Inc.	1,479	106,103
Commerce Bancshares, Inc.	1,309	100,283
Cullen/Frost Bankers, Inc.	673	73,195
East West Bancorp, Inc.	2,246	165,755
Fifth Third Bancorp	5,607	209,982
First Citizens BancShares, Inc. Class A	123	102,800
First Hawaiian, Inc.	1,092	29,888
First Horizon National Corp.	3,086	52,184
First Republic Bank	717	119,560
FNB Corp.	3,013	38,265
Huntington Bancshares, Inc.	7,434	116,863
JPMorgan Chase & Co.	164	24,966
KeyCorp.	6,505	129,970
M&T Bank Corp.	733	111,130
PacWest Bancorp	1,176	44,864
People's United Financial, Inc.	2,633	47,131
Pinnacle Financial Partners, Inc.	1,056	93,625
PNC Financial Services Group, Inc.	662	116,121
Popular, Inc.	1,480	104,074
Prosperity Bancshares, Inc.	614	45,982
Regions Financial Corp.	9,736	201,146
Signature Bank	453	102,423
Sterling Bancorp	2,201	50,667
SVB Financial Group (a)	826	407,763
Synovus Financial Corp.	2,108	96,441
TCF Financial Corp.	946	43,951
Truist Financial Corp.	909	53,013
Umpqua Holdings Corp.	1,719	30,168
US Bancorp	1,199	66,317
Webster Financial Corp.	822	45,300
Western Alliance Bancorp	2,191	206,918
Wintrust Financial Corp.	551	41,766
Zions Bancorp NA	1,378	75,735
		3,649,723
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a)	167	201,449
Brown-Forman Corp. Class A	329	20,948
Brown-Forman Corp. Class B	1,553	107,110
Coca-Cola Co.	1,236	65,150
Constellation Brands, Inc. Class A	994	226,632
Keurig Dr. Pepper, Inc. (b)	2,746	94,380
Molson Coors Beverage Co. Class B (a)	3,934	201,224
Monster Beverage Corp. (a)	4,434	403,893
PepsiCo, Inc.	765	108,209
		1,428,995

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	2,171	$234,946
ACADIA Pharmaceuticals, Inc. (a)	442	11,404
Acceleron Pharma, Inc. (a)	762	103,335
Alexion Pharmaceuticals, Inc. (a)	7,349	1,123,736
Alnylam Pharmaceuticals, Inc. (a)	341	48,146
Amgen, Inc.	844	209,996
Biogen, Inc. (a)	2,752	769,872
BioMarin Pharmaceutical, Inc. (a)	494	37,302
Exelixis, Inc. (a)	16,850	380,641
Gilead Sciences, Inc.	4,616	298,332
Incyte Corp. (a)	2,487	202,118
Ionis Pharmaceuticals, Inc. (a)	2,404	108,084
Neurocrine Biosciences, Inc. (a)	567	55,141
Regeneron Pharmaceuticals, Inc. (a)	1,254	593,317
Seagen, Inc. (a)	809	112,338
United Therapeutics Corp. (a)	108	18,065
Vertex Pharmaceuticals, Inc. (a)	941	202,211
		4,508,984
BUILDING PRODUCTS — 2.3%
A.O. Smith Corp.	11,114	751,418
Allegion PLC	1,926	241,944
Armstrong World Industries, Inc.	1,337	120,450
AZEK Co., Inc. (a)	780	32,799
Carrier Global Corp.	23,084	974,607
Fortune Brands Home & Security, Inc.	6,549	627,525
Johnson Controls International PLC	8,641	515,609
Lennox International, Inc.	1,104	343,995
Masco Corp.	11,048	661,775
Owens Corning	6,580	605,952
Trane Technologies PLC	5,081	841,210
Trex Co., Inc. (a)	6,204	567,914
		6,285,198
CAPITAL MARKETS — 3.6%
Affiliated Managers Group, Inc.	627	93,442
Ameriprise Financial, Inc.	1,293	300,558
Apollo Global Management, Inc. (b)	9,517	447,394
Bank of New York Mellon Corp.	1,584	74,907
BlackRock, Inc.	200	150,792
Carlyle Group, Inc.	1,155	42,458
Cboe Global Markets, Inc.	1,580	155,930
Charles Schwab Corp.	1,109	72,285
CME Group, Inc.	348	71,072
Evercore, Inc. Class A	5,481	722,067
FactSet Research Systems, Inc.	1,596	492,510
Franklin Resources, Inc.	5,694	168,542
Goldman Sachs Group, Inc.	606	198,162
Interactive Brokers Group, Inc. Class A	1,584	115,695
Intercontinental Exchange, Inc.	984	109,893
Invesco, Ltd.	7,695	194,068
KKR & Co., Inc.	3,336	162,964
Lazard, Ltd. Class A	8,884	386,543
Security Description	Shares	Value
LPL Financial Holdings, Inc.	6,441	$915,653
MarketAxess Holdings, Inc.	901	448,626
Moody's Corp.	1,317	393,269
Morgan Stanley	6,732	522,807
Morningstar, Inc.	1,038	233,591
MSCI, Inc.	1,467	615,084
Nasdaq, Inc.	2,265	333,997
Northern Trust Corp.	1,067	112,152
Raymond James Financial, Inc.	2,676	327,971
S&P Global, Inc.	1,092	385,334
SEI Investments Co.	3,810	232,143
State Street Corp. (c)	1,921	161,383
T Rowe Price Group, Inc.	5,426	931,102
Tradeweb Markets, Inc. Class A	2,718	201,132
		9,773,526
CHEMICALS — 3.3%
Air Products & Chemicals, Inc.	1,185	333,388
Albemarle Corp.	3,122	456,155
Ashland Global Holdings, Inc.	221	19,618
Axalta Coating Systems, Ltd. (a)	4,750	140,505
Cabot Corp.	602	31,569
Celanese Corp.	4,301	644,333
CF Industries Holdings, Inc.	4,248	192,774
Chemours Co.	7,679	214,321
Corteva, Inc.	14,643	682,657
Dow, Inc.	10,311	659,285
DuPont de Nemours, Inc.	3,051	235,781
Eastman Chemical Co.	6,416	706,530
Ecolab, Inc.	977	209,146
Element Solutions, Inc.	6,915	126,475
FMC Corp.	2,650	293,117
Huntsman Corp.	7,374	212,592
International Flavors & Fragrances, Inc.	1,708	238,454
Linde PLC	838	234,757
LyondellBasell Industries NV Class A	5,719	595,062
Mosaic Co.	2,933	92,712
NewMarket Corp.	159	60,446
Olin Corp.	10,997	417,556
PPG Industries, Inc.	2,605	391,427
RPM International, Inc.	3,837	352,429
Scotts Miracle-Gro Co.	3,982	975,471
Sherwin-Williams Co.	321	236,901
Valvoline, Inc.	6,467	168,595
Westlake Chemical Corp.	1,272	112,941
WR Grace & Co.	982	58,783
		9,093,780
COMMERCIAL SERVICES & SUPPLIES — 1.0%
ADT, Inc. (b)	7,462	62,979
Cintas Corp.	1,253	427,661
Clean Harbors, Inc. (a)	1,574	132,311
Copart, Inc. (a)	4,102	445,518
IAA, Inc. (a)	6,254	344,846

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MSA Safety, Inc.	1,194	$179,124
Republic Services, Inc.	3,379	335,704
Rollins, Inc.	4,384	150,897
Stericycle, Inc. (a)	986	66,565
Waste Management, Inc.	3,607	465,375
		2,610,980
COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (a)	2,724	822,348
Ciena Corp. (a)	7,661	419,210
Cisco Systems, Inc.	3,616	186,983
CommScope Holding Co., Inc. (a)	2,767	42,501
EchoStar Corp. Class A (a)	605	14,520
F5 Networks, Inc. (a)	3,499	729,962
Juniper Networks, Inc.	8,292	210,036
Lumentum Holdings, Inc. (a)	2,069	189,003
Motorola Solutions, Inc.	1,915	360,116
Ubiquiti, Inc.	313	93,368
		3,068,047
CONSTRUCTION & ENGINEERING — 0.5%
AECOM (a)	1,639	105,076
Quanta Services, Inc.	10,774	947,897
Valmont Industries, Inc.	1,331	316,339
		1,369,312
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	1,238	166,400
Martin Marietta Materials, Inc.	992	333,133
Vulcan Materials Co.	1,938	327,038
		826,571
CONSUMER FINANCE — 1.0%
Ally Financial, Inc.	5,870	265,383
American Express Co.	1,449	204,946
Capital One Financial Corp.	3,759	478,258
Credit Acceptance Corp. (a) (b)	292	105,187
Discover Financial Services	3,814	362,292
LendingTree, Inc. (a) (b)	97	20,661
OneMain Holdings, Inc.	4,400	236,368
Santander Consumer USA Holdings, Inc.	2,299	62,211
SLM Corp.	14,382	258,444
Synchrony Financial	16,232	659,993
		2,653,743
CONTAINERS & PACKAGING — 2.3%
Amcor PLC	75,340	879,971
AptarGroup, Inc.	2,429	344,116
Ardagh Group SA	999	25,385
Avery Dennison Corp.	2,010	369,137
Ball Corp.	5,063	429,039
Berry Global Group, Inc. (a)	12,696	779,534
Crown Holdings, Inc.	5,705	553,613
Graphic Packaging Holding Co.	14,151	256,982
International Paper Co.	17,245	932,437
Packaging Corp. of America	5,346	718,930
Sealed Air Corp.	3,986	182,639
Security Description	Shares	Value
Silgan Holdings, Inc.	5,486	$230,577
Sonoco Products Co.	2,978	188,507
Westrock Co.	8,269	430,401
		6,321,268
DISTRIBUTORS — 0.4%
Genuine Parts Co.	2,677	309,434
LKQ Corp. (a)	10,368	438,878
Pool Corp.	1,234	426,026
		1,174,338
DIVERSIFIED CONSUMER SERVICES — 0.4%
Bright Horizons Family Solutions, Inc. (a)	789	135,274
Chegg, Inc. (a)	744	63,731
frontdoor, Inc. (a)	2,338	125,668
Graham Holdings Co. Class B	100	56,244
Grand Canyon Education, Inc. (a)	1,961	210,023
H&R Block, Inc.	1,345	29,321
Service Corp. International	4,537	231,614
Terminix Global Holdings, Inc. (a)	3,933	187,486
		1,039,361
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Berkshire Hathaway, Inc. Class B (a)	967	247,039
Jefferies Financial Group, Inc.	10,056	302,686
Voya Financial, Inc. (b)	870	55,367
		605,092
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
AT&T, Inc.	3,291	99,619
Lumen Technologies, Inc.	22,795	304,313
Verizon Communications, Inc.	2,229	129,616
		533,548
ELECTRIC UTILITIES — 1.8%
Alliant Energy Corp.	3,780	204,725
American Electric Power Co., Inc.	2,692	228,012
Avangrid, Inc.	1,239	61,715
Duke Energy Corp.	3,790	365,849
Edison International	1,660	97,276
Entergy Corp.	3,125	310,844
Evergy, Inc.	5,908	351,703
Eversource Energy	3,142	272,066
Exelon Corp.	11,635	508,915
FirstEnergy Corp.	3,506	121,623
Hawaiian Electric Industries, Inc.	3,156	140,221
IDACORP, Inc.	1,198	119,764
NextEra Energy, Inc.	2,169	163,998
NRG Energy, Inc.	12,282	463,400
OGE Energy Corp.	4,273	138,274
PG&E Corp. (a)	10,982	128,599
Pinnacle West Capital Corp.	2,926	238,030
PPL Corp.	8,949	258,089
Southern Co.	5,096	316,767

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Xcel Energy, Inc.	6,017	$400,191
		4,890,061
ELECTRICAL EQUIPMENT — 1.8%
Acuity Brands, Inc.	1,588	262,020
AMETEK, Inc.	2,941	375,654
Array Technologies, Inc. (a)	2,402	71,628
Eaton Corp. PLC	5,420	749,478
Emerson Electric Co.	4,634	418,079
Generac Holdings, Inc. (a)	1,896	620,845
GrafTech International, Ltd.	2,625	32,104
Hubbell, Inc.	2,430	454,143
nVent Electric PLC	5,207	145,327
Regal Beloit Corp.	3,860	550,745
Rockwell Automation, Inc.	1,253	332,596
Sensata Technologies Holding PLC (a)	3,215	186,309
Vertiv Holdings Co.	30,968	619,360
		4,818,288
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Amphenol Corp. Class A	6,094	402,021
Arrow Electronics, Inc. (a)	5,892	652,951
Avnet, Inc.	3,192	132,500
CDW Corp.	3,587	594,545
Cognex Corp.	4,798	398,186
Corning, Inc.	16,573	721,091
Dolby Laboratories, Inc. Class A	4,045	399,322
FLIR Systems, Inc.	1,856	104,808
IPG Photonics Corp. (a)	1,792	378,005
Jabil, Inc.	8,797	458,852
Keysight Technologies, Inc. (a)	3,293	472,216
Littelfuse, Inc.	847	223,981
National Instruments Corp.	4,859	209,836
SYNNEX Corp.	5,752	660,560
Trimble, Inc. (a)	7,069	549,898
Vontier Corp. (a)	13,455	407,283
Zebra Technologies Corp. Class A (a)	1,416	687,015
		7,453,070
ENERGY EQUIPMENT & SERVICES — 0.1%
Baker Hughes Co.	7,236	156,370
Halliburton Co.	3,822	82,020
Nov, Inc. (a)	2,003	27,481
Schlumberger NV	1,632	44,374
		310,245
ENTERTAINMENT — 1.0%
Activision Blizzard, Inc.	5,013	466,209
Electronic Arts, Inc.	6,233	843,761
Liberty Media Corp.-Liberty Formula One Class C (a)	755	32,684
Lions Gate Entertainment Corp. Class A (a)	3,644	54,478
Lions Gate Entertainment Corp. Class B (a)	6,380	82,302
Security Description	Shares	Value
Live Nation Entertainment, Inc. (a)	610	$51,636
Madison Square Garden Entertainment Corp. (a)	955	78,119
Madison Square Garden Sports Corp. (a)	95	17,049
Netflix, Inc. (a)	41	21,388
Spotify Technology SA (a)	1,005	269,290
Take-Two Interactive Software, Inc. (a)	3,527	623,221
Walt Disney Co. (a)	123	22,696
Zynga, Inc. Class A (a)	14,217	145,155
		2,707,988
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.0%
Alexandria Real Estate Equities, Inc. REIT	552	90,694
American Campus Communities, Inc. REIT	819	35,356
American Homes 4 Rent Class A REIT	2,149	71,648
American Tower Corp. REIT	515	123,116
Americold Realty Trust REIT (b)	1,390	53,473
Apartment Income REIT Corp.	4,717	201,699
Apartment Investment & Management Co. Class A REIT	5,195	31,897
Apple Hospitality REIT, Inc.	4,521	65,871
AvalonBay Communities, Inc. REIT	782	144,287
Boston Properties, Inc. REIT	622	62,984
Brixmor Property Group, Inc. REIT	5,283	106,875
Camden Property Trust REIT	1,084	119,142
CoreSite Realty Corp. REIT	935	112,060
Corporate Office Properties Trust REIT	4,443	116,984
Cousins Properties, Inc. REIT	1,340	47,369
Crown Castle International Corp. REIT	576	99,147
CubeSmart REIT	4,742	179,390
CyrusOne, Inc. REIT	634	42,934
Digital Realty Trust, Inc. REIT	1,104	155,487
Douglas Emmett, Inc. REIT	2,659	83,493
Duke Realty Corp. REIT	7,503	314,601
Equinix, Inc. REIT	159	108,055
Equity Commonwealth REIT	9,493	263,905
Equity LifeStyle Properties, Inc. REIT	2,648	168,519
Equity Residential REIT	2,287	163,818
Essex Property Trust, Inc. REIT	480	130,483
Extra Space Storage, Inc. REIT	2,401	318,252
Federal Realty Investment Trust REIT	990	100,435
First Industrial Realty Trust, Inc. REIT	5,181	237,238
Gaming and Leisure Properties, Inc. REIT	5,313	225,431
Healthcare Trust of America, Inc. Class A REIT	793	21,871
Healthpeak Properties, Inc. REIT	1,241	39,389

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Highwoods Properties, Inc. REIT	1,162	$49,896
Host Hotels & Resorts, Inc. REIT (a)	22,533	379,681
Invitation Homes, Inc. REIT	1,499	47,953
Iron Mountain, Inc. REIT (b)	3,311	122,540
JBG SMITH Properties REIT	673	21,395
Kilroy Realty Corp. REIT	603	39,575
Kimco Realty Corp. REIT	5,077	95,194
Lamar Advertising Co. Class A REIT	2,634	247,385
Life Storage, Inc. REIT	3,114	267,648
Medical Properties Trust, Inc. REIT	5,890	125,339
Mid-America Apartment Communities, Inc. REIT	1,046	151,001
National Retail Properties, Inc. REIT	2,030	89,462
Omega Healthcare Investors, Inc. REIT	2,927	107,216
Outfront Media, Inc. REIT	1,608	35,103
Park Hotels & Resorts, Inc. REIT (a)	2,208	47,649
Prologis, Inc. REIT	1,554	164,724
Public Storage REIT	1,851	456,753
Rayonier, Inc. REIT	853	27,509
Realty Income Corp. REIT	1,157	73,469
Regency Centers Corp. REIT	964	54,668
Rexford Industrial Realty, Inc. REIT	949	47,830
SBA Communications Corp. REIT	341	94,645
Simon Property Group, Inc. REIT	1,559	177,367
SL Green Realty Corp. REIT (b)	467	32,685
Spirit Realty Capital, Inc. REIT	1,146	48,705
STORE Capital Corp. REIT	2,710	90,785
Sun Communities, Inc. REIT	465	69,769
UDR, Inc. REIT	1,466	64,299
Ventas, Inc. REIT	1,771	94,465
VICI Properties, Inc. REIT (b)	9,513	268,647
Vornado Realty Trust REIT	5,106	231,761
Weingarten Realty Investors REIT	4,696	126,369
Welltower, Inc. REIT	801	57,376
Weyerhaeuser Co. REIT	821	29,228
WP Carey, Inc. REIT	1,147	81,162
		8,155,156
FOOD & STAPLES RETAILING — 0.5%
Casey's General Stores, Inc.	1,923	415,733
Costco Wholesale Corp.	948	334,151
Kroger Co.	7,586	273,020
Sprouts Farmers Market, Inc. (a)	6,738	179,366
Sysco Corp.	1,451	114,252
US Foods Holding Corp. (a)	1,209	46,087
Walmart, Inc.	262	35,587
Walgreens Boots Alliance, Inc.	1,300	71,370
		1,469,566
FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	615	35,055
Bunge, Ltd.	263	20,848
Security Description	Shares	Value
Campbell Soup Co.	5,630	$283,020
Conagra Brands, Inc.	14,093	529,897
Flowers Foods, Inc.	10,809	257,254
General Mills, Inc.	12,889	790,354
Hain Celestial Group, Inc. (a) (b)	6,509	283,792
Hershey Co.	2,794	441,899
Hormel Foods Corp.	6,876	328,535
Ingredion, Inc.	3,419	307,437
J.M. Smucker Co.	4,755	601,650
Kellogg Co.	3,573	226,171
Kraft Heinz Co.	5,653	226,120
Lamb Weston Holdings, Inc.	1,489	115,368
McCormick & Co., Inc.	2,965	264,359
Mondelez International, Inc. Class A	3,844	224,989
Post Holdings, Inc. (a)	973	102,866
Seaboard Corp.	5	18,450
TreeHouse Foods, Inc. (a)	392	20,478
Tyson Foods, Inc. Class A	3,510	260,793
		5,339,335
GAS UTILITIES — 0.2%
Atmos Energy Corp.	1,773	175,261
National Fuel Gas Co.	2,541	127,025
UGI Corp.	5,242	214,974
		517,260
HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Abbott Laboratories	1,069	128,109
ABIOMED, Inc. (a)	2,087	665,190
Align Technology, Inc. (a)	1,208	654,168
Baxter International, Inc.	3,044	256,731
Becton Dickinson and Co.	321	78,051
Boston Scientific Corp. (a)	546	21,103
Cooper Cos., Inc.	698	268,095
Danaher Corp.	747	168,135
DENTSPLY SIRONA, Inc.	3,619	230,928
DexCom, Inc. (a)	282	101,348
Edwards Lifesciences Corp. (a)	3,571	298,678
Envista Holdings Corp. (a)	6,767	276,094
Globus Medical, Inc. Class A (a)	2,392	147,515
Haemonetics Corp. (a)	1,124	124,775
Hill-Rom Holdings, Inc.	1,209	133,570
Hologic, Inc. (a)	10,580	786,940
ICU Medical, Inc. (a)	702	144,219
IDEXX Laboratories, Inc. (a)	980	479,524
Insulet Corp. (a)	1,105	288,317
Integra LifeSciences Holdings Corp. (a)	1,051	72,614
Intuitive Surgical, Inc. (a)	384	283,753
Masimo Corp. (a)	1,734	398,230
Medtronic PLC	802	94,740
Novocure, Ltd. (a)	588	77,722
Penumbra, Inc. (a)	1,223	330,919
Quidel Corp. (a)	1,726	220,807
ResMed, Inc.	2,635	511,243

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
STERIS PLC	2,507	$477,533
Stryker Corp.	628	152,968
Tandem Diabetes Care, Inc. (a)	2,097	185,060
Teleflex, Inc.	428	177,817
Varian Medical Systems, Inc. (a)	2,702	476,984
West Pharmaceutical Services, Inc.	2,220	625,552
Zimmer Biomet Holdings, Inc.	1,338	214,187
		9,551,619
HEALTH CARE PROVIDERS & SERVICES — 4.9%
Acadia Healthcare Co., Inc. (a)	4,696	268,329
Amedisys, Inc. (a)	914	242,018
AmerisourceBergen Corp.	2,965	350,078
Anthem, Inc.	1,915	687,389
Cardinal Health, Inc.	10,140	616,005
Centene Corp. (a)	8,517	544,322
Chemed Corp.	700	321,874
Cigna Corp.	4,332	1,047,218
CVS Health Corp.	6,522	490,650
DaVita, Inc. (a)	10,681	1,151,091
Encompass Health Corp.	4,019	329,156
Guardant Health, Inc. (a)	770	117,541
HCA Healthcare, Inc.	2,585	486,859
Henry Schein, Inc. (a)	9,235	639,431
Humana, Inc.	2,941	1,233,014
Laboratory Corp. of America Holdings (a)	2,326	593,200
McKesson Corp.	11,174	2,179,377
Molina Healthcare, Inc. (a)	3,675	859,068
Premier, Inc. Class A	5,511	186,547
Quest Diagnostics, Inc.	4,697	602,813
UnitedHealth Group, Inc.	318	118,318
Universal Health Services, Inc. Class B	3,328	443,922
		13,508,220
HEALTH CARE TECHNOLOGY — 0.4%
American Well Corp. Class A (a)	722	12,541
Cerner Corp.	5,978	429,699
Change Healthcare, Inc. (a)	4,341	95,936
Teladoc Health, Inc. (a)	560	101,780
Veeva Systems, Inc. Class A (a)	1,696	443,063
		1,083,019
HOTELS, RESTAURANTS & LEISURE — 2.0%
Aramark	634	23,953
Booking Holdings, Inc. (a)	183	426,361
Carnival Corp. (a)	1,257	33,361
Chipotle Mexican Grill, Inc. (a)	276	392,146
Choice Hotels International, Inc.	829	88,943
Darden Restaurants, Inc.	440	62,480
Domino's Pizza, Inc.	1,445	531,457
Expedia Group, Inc. (a)	6,423	1,105,527
Extended Stay America, Inc.	5,807	114,688
Hilton Worldwide Holdings, Inc. (a)	1,712	207,015
Hyatt Hotels Corp. Class A	921	76,167
Security Description	Shares	Value
Las Vegas Sands Corp. (a)	1,789	$108,700
Marriott International, Inc. Class A (a)	627	92,865
McDonald's Corp.	578	129,553
MGM Resorts International	8,344	316,989
Norwegian Cruise Line Holdings, Ltd. (a)	968	26,707
Planet Fitness, Inc. Class A (a)	1,677	129,632
Royal Caribbean Cruises, Ltd. (a)	1,186	101,534
Six Flags Entertainment Corp. (a)	1,205	55,996
Starbucks Corp.	188	20,543
Travel + Leisure Co.	3,484	213,081
Vail Resorts, Inc.	479	139,705
Wendy's Co.	3,967	80,371
Wyndham Hotels & Resorts, Inc.	1,035	72,222
Wynn Resorts, Ltd. (a)	374	46,888
Yum China Holdings, Inc.	7,930	469,535
Yum! Brands, Inc.	3,424	370,408
		5,436,827
HOUSEHOLD DURABLES — 2.9%
D.R. Horton, Inc.	15,679	1,397,313
Garmin, Ltd.	4,133	544,936
Leggett & Platt, Inc.	2,608	119,055
Lennar Corp. Class A	10,486	1,061,498
Lennar Corp. Class B	698	57,473
Mohawk Industries, Inc. (a)	3,345	643,277
Newell Brands, Inc.	20,492	548,776
NVR, Inc. (a)	169	796,147
PulteGroup, Inc.	15,317	803,223
Tempur Sealy International, Inc.	9,117	333,318
Toll Brothers, Inc.	7,795	442,210
Whirlpool Corp.	5,312	1,170,499
		7,917,725
HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc.	5,119	447,145
Clorox Co.	4,384	845,586
Colgate-Palmolive Co.	3,995	314,926
Energizer Holdings, Inc.	1,706	80,967
Kimberly-Clark Corp.	3,069	426,744
Procter & Gamble Co.	588	79,633
Reynolds Consumer Products, Inc. (b)	2,436	72,544
Spectrum Brands Holdings, Inc.	3,133	266,305
		2,533,850
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
AES Corp.	22,809	611,509
Vistra Corp.	17,584	310,885
		922,394
INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	1,036	199,616
Carlisle Cos., Inc.	1,984	326,527
General Electric Co.	13,332	175,049
Honeywell International, Inc.	936	203,178

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Roper Technologies, Inc.	691	$278,708
		1,183,078
INSURANCE — 4.1%
Aflac, Inc.	4,577	234,251
Alleghany Corp. (a)	226	141,542
Allstate Corp.	4,899	562,895
American Financial Group, Inc.	975	111,247
American International Group, Inc.	1,779	82,208
Aon PLC Class A	1,076	247,598
Arch Capital Group, Ltd. (a)	8,466	324,840
Arthur J Gallagher & Co.	3,074	383,543
Assurant, Inc.	1,167	165,446
Assured Guaranty, Ltd.	565	23,888
Athene Holding, Ltd. Class A (a)	2,139	107,806
Axis Capital Holdings, Ltd.	1,177	58,344
Brighthouse Financial, Inc. (a)	776	34,338
Brown & Brown, Inc.	6,729	307,583
Chubb, Ltd.	1,273	201,096
Cincinnati Financial Corp.	4,892	504,316
CNA Financial Corp.	407	18,164
Erie Indemnity Co. Class A	1,619	357,653
Everest Re Group, Ltd.	1,162	287,955
Fidelity National Financial, Inc.	12,530	509,470
First American Financial Corp.	7,344	416,038
Globe Life, Inc.	2,057	198,768
Hanover Insurance Group, Inc.	1,272	164,673
Hartford Financial Services Group, Inc.	4,734	316,184
Kemper Corp.	3,493	278,462
Lincoln National Corp.	697	43,402
Loews Corp.	2,134	109,431
Markel Corp. (a)	398	453,569
Marsh & McLennan Cos., Inc.	2,632	320,578
Mercury General Corp.	2,752	167,349
MetLife, Inc.	3,052	185,531
Old Republic International Corp.	14,221	310,587
Primerica, Inc.	1,035	152,994
Principal Financial Group, Inc.	2,681	160,753
Progressive Corp.	17,621	1,684,744
Prudential Financial, Inc.	1,430	130,273
Reinsurance Group of America, Inc.	608	76,638
RenaissanceRe Holdings, Ltd.	1,394	223,388
Travelers Cos., Inc.	2,684	403,674
Unum Group	3,123	86,913
White Mountains Insurance Group, Ltd.	151	168,350
Willis Towers Watson PLC	822	188,139
WR Berkley Corp.	2,487	187,395
		11,092,016
INTERACTIVE MEDIA & SERVICES — 1.3%
Alphabet, Inc. Class A (a)	43	88,688
Alphabet, Inc. Class C (a)	43	88,951
Facebook, Inc. Class A (a)	316	93,072
InterActiveCorp (a)	6,673	1,443,437
Match Group, Inc. (a)	5,737	788,149
Security Description	Shares	Value
Pinterest, Inc. Class A (a)	707	$52,339
TripAdvisor, Inc. (a)	5,465	293,962
Twitter, Inc. (a)	12,363	786,658
		3,635,256
INTERNET & DIRECT MARKETING RETAIL — 1.0%
Amazon.com, Inc. (a)	34	105,199
eBay, Inc.	23,654	1,448,571
Etsy, Inc. (a)	1,488	300,085
GrubHub, Inc. (a)	3,674	220,440
Qurate Retail, Inc. Class A	50,864	598,160
		2,672,455
IT SERVICES — 3.3%
Accenture PLC Class A	878	242,547
Akamai Technologies, Inc. (a)	3,515	358,178
Alliance Data Systems Corp.	430	48,199
Amdocs, Ltd.	6,644	466,077
Automatic Data Processing, Inc.	1,713	322,849
Black Knight, Inc. (a)	2,634	194,890
Booz Allen Hamilton Holding Corp.	5,016	403,938
Broadridge Financial Solutions, Inc.	4,085	625,413
Cognizant Technology Solutions Corp. Class A	14,329	1,119,381
Concentrix Corp. (a)	4,527	677,782
DXC Technology Co. (a)	2,516	78,650
EPAM Systems, Inc. (a)	2,001	793,777
Euronet Worldwide, Inc. (a)	588	81,320
FleetCor Technologies, Inc. (a)	589	158,223
Gartner, Inc. (a)	1,163	212,306
Genpact, Ltd.	4,177	178,859
Globant SA (a)	951	197,437
GoDaddy, Inc. Class A (a)	3,390	263,132
International Business Machines Corp.	1,294	172,438
Jack Henry & Associates, Inc.	2,392	362,914
Mastercard, Inc. Class A	136	48,423
MongoDB, Inc. (a)	423	113,123
Okta, Inc. (a)	98	21,602
Paychex, Inc.	4,530	444,031
PayPal Holdings, Inc. (a)	532	129,191
Sabre Corp. (a) (b)	1,460	21,623
Square, Inc. Class A (a)	1,212	275,185
StoneCo, Ltd. Class A (a)	607	37,161
Switch, Inc. Class A	2,872	46,699
VeriSign, Inc. (a)	2,018	401,098
Visa, Inc. Class A	206	43,616
Western Union Co.	11,265	277,795
WEX, Inc. (a)	458	95,823
		8,913,680
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Brunswick Corp.	3,421	326,261
Hasbro, Inc.	1,850	177,822
Mattel, Inc. (a)	5,197	103,524
Peloton Interactive, Inc. Class A (a)	875	98,385

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Polaris, Inc.	3,614	$482,469
		1,188,461
LIFE SCIENCES TOOLS & SERVICES — 2.0%
10X Genomics, Inc. Class A (a)	401	72,581
Adaptive Biotechnologies Corp. (a)	712	28,665
Agilent Technologies, Inc.	3,466	440,667
Avantor, Inc. (a)	762	22,045
Bio-Rad Laboratories, Inc. Class A (a)	2,063	1,178,324
Bio-Techne Corp.	1,183	451,823
Bruker Corp.	2,136	137,302
Charles River Laboratories International, Inc. (a)	1,444	418,515
Illumina, Inc. (a)	614	235,813
IQVIA Holdings, Inc. (a)	1,168	225,588
Mettler-Toledo International, Inc. (a)	500	577,845
PerkinElmer, Inc.	1,721	220,787
PPD, Inc. (a)	2,981	112,801
PRA Health Sciences, Inc. (a)	1,659	254,374
QIAGEN NV (a)	2,721	132,486
Repligen Corp. (a)	723	140,558
Syneos Health, Inc. (a)	2,107	159,816
Thermo Fisher Scientific, Inc.	253	115,464
Waters Corp. (a)	1,526	433,643
		5,359,097
MACHINERY — 4.6%
AGCO Corp.	5,160	741,234
Allison Transmission Holdings, Inc.	5,505	224,769
Caterpillar, Inc.	2,235	518,230
Crane Co.	1,052	98,793
Cummins, Inc.	6,638	1,719,972
Deere & Co.	1,302	487,130
Donaldson Co., Inc.	3,884	225,893
Dover Corp.	3,086	423,183
Flowserve Corp.	1,650	64,037
Fortive Corp.	2,715	191,788
Gates Industrial Corp. PLC (a)	2,298	36,745
Graco, Inc.	8,286	593,443
IDEX Corp.	1,987	415,919
Illinois Tool Works, Inc.	1,918	424,875
Ingersoll Rand, Inc. (a)	3,065	150,829
ITT, Inc.	4,722	429,277
Lincoln Electric Holdings, Inc.	3,814	468,893
Middleby Corp. (a)	2,087	345,920
Nordson Corp.	1,511	300,206
Oshkosh Corp.	1,136	134,798
Otis Worldwide Corp.	9,450	646,853
PACCAR, Inc.	8,546	794,094
Parker-Hannifin Corp.	964	304,075
Pentair PLC	6,088	379,404
Snap-on, Inc.	2,899	668,915
Stanley Black & Decker, Inc.	2,485	496,180
Timken Co.	5,708	463,318
Toro Co.	1,548	159,661
Trinity Industries, Inc.	4,387	124,986
Security Description	Shares	Value
Westinghouse Air Brake Technologies Corp.	258	$20,423
Woodward, Inc.	1,007	121,474
Xylem, Inc.	4,142	435,656
		12,610,973
MARINE — 0.0% (d)
Kirby Corp. (a)	538	32,431
MEDIA — 1.8%
Altice USA, Inc. Class A (a)	10,578	344,102
Cable One, Inc.	106	193,806
Charter Communications, Inc. Class A (a)	299	184,489
Comcast Corp. Class A	3,296	178,347
Discovery, Inc. Class A (a) (b)	3,159	137,290
Discovery, Inc. Class C (a)	5,732	211,454
DISH Network Corp. Class A (a)	7,056	255,427
Fox Corp. Class A	7,263	262,267
Fox Corp. Class B	3,862	134,900
Interpublic Group of Cos., Inc.	24,338	710,670
John Wiley & Sons, Inc. Class A	927	50,243
Liberty Broadband Corp. Class A (a)	73	10,596
Liberty Broadband Corp. Class C (a)	4,654	698,798
Liberty Media Corp.-Liberty SiriusXM Class A (a)	1,538	67,795
Liberty Media Corp.-Liberty SiriusXM Class C (a)	3,375	148,871
New York Times Co. Class A	8,740	442,419
News Corp. Class A	7,691	195,582
News Corp. Class B	2,150	50,439
Nexstar Media Group, Inc. Class A	484	67,968
Omnicom Group, Inc.	4,242	314,544
Sirius XM Holdings, Inc. (b)	7,953	48,434
ViacomCBS, Inc. Class B	2,460	110,946
		4,819,387
METALS & MINING — 1.2%
Freeport-McMoRan, Inc. (a)	7,387	243,254
Newmont Corp.	3,422	206,244
Nucor Corp.	12,042	966,611
Reliance Steel & Aluminum Co.	6,030	918,309
Royal Gold, Inc.	1,724	185,537
Southern Copper Corp.	829	56,264
Steel Dynamics, Inc.	13,748	697,849
		3,274,068
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (d)
AGNC Investment Corp. REIT	4,966	83,230
Starwood Property Trust, Inc. REIT (b)	1,159	28,674
		111,904
MULTI-UTILITIES — 1.2%
Ameren Corp.	5,404	439,670
CenterPoint Energy, Inc.	8,190	185,504

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
CMS Energy Corp.	4,950	$303,039
Consolidated Edison, Inc.	3,770	281,996
Dominion Energy, Inc.	1,821	138,323
DTE Energy Co.	2,807	373,724
MDU Resources Group, Inc.	6,992	221,017
NiSource, Inc.	10,549	254,336
Public Service Enterprise Group, Inc.	7,930	477,465
Sempra Energy	1,600	212,128
WEC Energy Group, Inc.	3,673	343,756
		3,230,958
MULTILINE RETAIL — 0.7%
Dollar General Corp.	1,583	320,748
Dollar Tree, Inc. (a)	1,401	160,358
Kohl's Corp.	1,781	106,165
Nordstrom, Inc. (a)	539	20,412
Ollie's Bargain Outlet Holdings, Inc. (a)	3,144	273,528
Target Corp.	4,772	945,190
		1,826,401
OIL, GAS & CONSUMABLE FUELS — 1.5%
APA Corp.	1,223	21,892
Cabot Oil & Gas Corp.	40,645	763,313
Cheniere Energy, Inc. (a)	2,370	170,664
Chevron Corp.	1,433	150,164
Cimarex Energy Co.	1,542	91,579
ConocoPhillips	9,475	501,891
Devon Energy Corp.	5,829	127,364
Diamondback Energy, Inc.	994	73,049
EOG Resources, Inc.	4,004	290,410
EQT Corp. (a)	17,839	331,449
Equitrans Midstream Corp.	2,827	23,068
Exxon Mobil Corp.	1,248	69,676
Hess Corp.	924	65,382
HollyFrontier Corp.	1,020	36,496
Kinder Morgan, Inc.	5,793	96,453
Marathon Oil Corp.	4,170	44,536
Marathon Petroleum Corp.	6,612	353,676
ONEOK, Inc.	571	28,927
Phillips 66	1,161	94,668
Pioneer Natural Resources Co.	2,984	473,919
Targa Resources Corp.	884	28,067
Valero Energy Corp.	1,319	94,440
Williams Cos., Inc.	8,479	200,867
		4,131,950
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	772	224,536
Herbalife Nutrition, Ltd. (a)	3,706	164,398
Nu Skin Enterprises, Inc. Class A	5,048	266,989
		655,923
PHARMACEUTICALS — 0.9%
Catalent, Inc. (a)	2,451	258,115
Elanco Animal Health, Inc. (a)	2,276	67,028
Eli Lilly & Co.	1,580	295,176
Security Description	Shares	Value
Horizon Therapeutics PLC (a)	5,774	$531,439
Jazz Pharmaceuticals PLC (a)	2,486	408,624
Johnson & Johnson	422	69,356
Merck & Co., Inc.	1,281	98,752
Perrigo Co. PLC	2,065	83,571
Pfizer, Inc.	3,009	109,016
Royalty Pharma PLC Class A (b)	4,017	175,221
Viatris, Inc. (a)	8,833	123,397
Zoetis, Inc.	1,604	252,598
		2,472,293
PROFESSIONAL SERVICES — 1.8%
CACI International, Inc. Class A (a)	1,434	353,710
CoreLogic, Inc.	3,362	266,439
CoStar Group, Inc. (a)	490	402,726
Equifax, Inc.	545	98,716
FTI Consulting, Inc. (a)	2,032	284,704
IHS Markit, Ltd.	1,555	150,493
Jacobs Engineering Group, Inc.	5,917	764,891
Leidos Holdings, Inc.	5,919	569,881
ManpowerGroup, Inc.	3,548	350,897
Nielsen Holdings PLC	4,609	115,916
Robert Half International, Inc.	7,350	573,814
Science Applications International Corp.	6,680	558,381
TransUnion	2,427	218,430
Verisk Analytics, Inc.	1,437	253,904
		4,962,902
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
CBRE Group, Inc. Class A (a)	13,119	1,037,844
Jones Lang LaSalle, Inc. (a)	1,317	235,796
		1,273,640
ROAD & RAIL — 2.0%
AMERCO	336	205,834
CSX Corp.	5,026	484,607
JB Hunt Transport Services, Inc.	4,962	833,963
Kansas City Southern	2,482	655,050
Knight-Swift Transportation Holdings, Inc.	12,801	615,600
Landstar System, Inc.	3,682	607,751
Norfolk Southern Corp.	1,875	503,475
Old Dominion Freight Line, Inc.	3,466	833,261
Ryder System, Inc.	4,586	346,931
Schneider National, Inc. Class B	8,188	204,454
Union Pacific Corp.	996	219,528
		5,510,454
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.2%
Advanced Micro Devices, Inc. (a)	1,655	129,918
Allegro MicroSystems, Inc. (a)	1,255	31,814
Analog Devices, Inc.	2,154	334,042
Applied Materials, Inc.	8,897	1,188,639
Broadcom, Inc.	333	154,399
Cirrus Logic, Inc. (a)	3,137	265,986

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Cree, Inc. (a)	262	$28,330
Enphase Energy, Inc. (a)	3,344	542,263
Entegris, Inc.	4,728	528,590
First Solar, Inc. (a)	2,111	184,290
Inphi Corp. (a)	975	173,950
Intel Corp.	3,836	245,504
KLA Corp.	3,468	1,145,827
Lam Research Corp.	1,297	772,026
Marvell Technology Group, Ltd.	10,927	535,205
Maxim Integrated Products, Inc.	9,529	870,665
Microchip Technology, Inc.	1,990	308,888
Micron Technology, Inc. (a)	11,109	979,925
MKS Instruments, Inc.	439	81,399
Monolithic Power Systems, Inc.	1,656	584,916
NVIDIA Corp.	193	103,049
ON Semiconductor Corp. (a)	6,066	252,406
Qorvo, Inc. (a)	3,604	658,451
QUALCOMM, Inc.	1,547	205,117
Skyworks Solutions, Inc.	5,548	1,017,947
SolarEdge Technologies, Inc. (a)	1,784	512,793
Teradyne, Inc.	8,311	1,011,283
Texas Instruments, Inc.	2,087	394,422
Universal Display Corp.	1,194	282,703
Xilinx, Inc.	5,411	670,423
		14,195,170
SOFTWARE — 4.6%
Adobe, Inc. (a)	319	151,643
Alteryx, Inc. Class A (a)	763	63,298
ANSYS, Inc. (a)	1,244	422,413
Aspen Technology, Inc. (a)	2,308	333,114
Atlassian Corp. PLC Class A (a)	1,040	219,190
Autodesk, Inc. (a)	1,474	408,519
Avalara, Inc. (a)	842	112,348
Cadence Design Systems, Inc. (a)	7,558	1,035,370
CDK Global, Inc.	2,139	115,634
Ceridian HCM Holding, Inc. (a)	1,002	84,439
Citrix Systems, Inc.	5,651	793,174
Coupa Software, Inc. (a)	160	40,717
Crowdstrike Holdings, Inc. Class A (a) (b)	448	81,764
Datadog, Inc. Class A (a)	647	53,921
DocuSign, Inc. (a)	346	70,048
Dropbox, Inc. Class A (a)	6,254	166,732
Duck Creek Technologies, Inc. (a)	491	22,164
Elastic NV (a)	360	40,032
Everbridge, Inc. (a)	378	45,806
Fair Isaac Corp. (a)	790	383,979
Five9, Inc. (a)	712	111,307
Fortinet, Inc. (a)	3,083	568,567
Guidewire Software, Inc. (a)	875	88,926
HubSpot, Inc. (a)	100	45,421
Intuit, Inc.	1,145	438,604
Manhattan Associates, Inc. (a)	3,200	375,616
McAfee Corp. Class A	2,540	57,760
Microsoft Corp.	1,025	241,664
New Relic, Inc. (a)	196	12,050
Security Description	Shares	Value
NortonLifeLock, Inc.	57,606	$1,224,704
Nuance Communications, Inc. (a) (b)	9,224	402,535
Oracle Corp.	2,498	175,285
Pagerduty, Inc. (a) (b)	424	17,058
Palo Alto Networks, Inc. (a)	1,167	375,844
Paycom Software, Inc. (a)	1,029	380,792
Paylocity Holding Corp. (a)	1,391	250,144
Pegasystems, Inc.	1,199	137,094
Proofpoint, Inc. (a)	418	52,580
PTC, Inc. (a)	1,433	197,252
RealPage, Inc. (a)	1,229	107,169
salesforce.com, Inc. (a)	214	45,340
ServiceNow, Inc. (a)	619	309,568
Slack Technologies, Inc. Class A (a)	880	35,754
SolarWinds Corp. (a)	725	12,644
SS&C Technologies Holdings, Inc.	4,284	299,323
Synopsys, Inc. (a)	3,379	837,249
Teradata Corp. (a)	1,634	62,974
Trade Desk, Inc. Class A (a)	407	265,226
Tyler Technologies, Inc. (a)	1,132	480,568
VMware, Inc. Class A (a)	834	125,475
Workday, Inc. Class A (a)	835	207,439
Zendesk, Inc. (a)	730	96,813
Zoom Video Communications, Inc. Class A (a)	98	31,486
		12,714,536
SPECIALTY RETAIL — 3.8%
Advance Auto Parts, Inc.	2,933	538,176
AutoNation, Inc. (a)	6,773	631,379
AutoZone, Inc. (a)	320	449,376
Best Buy Co., Inc.	10,330	1,185,987
Burlington Stores, Inc. (a)	1,403	419,216
CarMax, Inc. (a)	2,837	376,356
Dick's Sporting Goods, Inc.	7,937	604,402
Five Below, Inc. (a)	1,216	232,001
Floor & Decor Holdings, Inc. Class A (a)	3,250	310,310
Foot Locker, Inc.	9,375	527,344
Gap, Inc. (a)	22,750	677,495
Home Depot, Inc.	383	116,911
L Brands, Inc. (a)	4,130	255,482
Lowe's Cos., Inc.	1,493	283,939
O'Reilly Automotive, Inc. (a)	723	366,742
Penske Automotive Group, Inc.	406	32,577
Ross Stores, Inc.	3,460	414,889
TJX Cos., Inc.	5,074	335,645
Tractor Supply Co.	5,295	937,639
Ulta Beauty, Inc. (a)	1,915	592,061
Williams-Sonoma, Inc.	6,777	1,214,438
		10,502,365
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
Apple, Inc.	3,054	373,046
Dell Technologies, Inc. Class C (a)	14,417	1,270,858

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Hewlett Packard Enterprise Co.	9,383	$147,688
HP, Inc.	48,580	1,542,415
NCR Corp. (a) (b)	3,367	127,778
NetApp, Inc.	9,733	707,297
Pure Storage, Inc. Class A (a)	2,279	49,090
Western Digital Corp.	1,652	110,271
Xerox Holdings Corp.	4,055	98,415
		4,426,858
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Capri Holdings, Ltd. (a)	4,519	230,469
Carter's, Inc. (a)	1,232	109,562
Columbia Sportswear Co.	1,184	125,066
Hanesbrands, Inc. (b)	24,329	478,551
Lululemon Athletica, Inc. (a)	1,086	333,087
NIKE, Inc. Class B	417	55,415
PVH Corp. (a)	1,768	186,878
Ralph Lauren Corp. (a)	1,209	148,900
Skechers U.S.A., Inc. Class A (a)	3,516	146,652
Tapestry, Inc. (a)	1,528	62,969
Under Armour, Inc. Class A (a)	4,241	93,981
Under Armour, Inc. Class C (a)	3,978	73,434
VF Corp.	856	68,412
		2,113,376
THRIFTS & MORTGAGE FINANCE — 0.3%
MGIC Investment Corp.	27,462	380,349
New York Community Bancorp, Inc.	3,576	45,129
Rocket Cos., Inc. Class A	13,848	319,750
		745,228
TOBACCO — 0.2%
Altria Group, Inc.	3,325	170,107
Philip Morris International, Inc.	3,010	267,107
		437,214
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Air Lease Corp.	2,587	126,763
Fastenal Co.	13,629	685,266
MSC Industrial Direct Co., Inc. Class A	5,296	477,646
United Rentals, Inc. (a)	4,864	1,601,764
Univar Solutions, Inc. (a)	1,111	23,931
W.W. Grainger, Inc.	1,523	610,617
Watsco, Inc.	2,375	619,281
		4,145,268
TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	1,573	50,037
Security Description	Shares	Value
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	2,288	$343,017
Essential Utilities, Inc.	2,138	95,675
		438,692
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	4,173	95,812
T-Mobile US, Inc. (a)	517	64,775
United States Cellular Corp. (a)	928	33,853
		194,440
TOTAL COMMON STOCKS (Cost $208,404,311)		273,185,350
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (e) (f)	253,071	253,147
State Street Navigator Securities Lending Portfolio II (g) (h)	1,200,732	1,200,732
TOTAL SHORT-TERM INVESTMENTS (Cost $1,453,880)		1,453,879
TOTAL INVESTMENTS — 100.4% (Cost $209,858,191)		274,639,229
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(1,025,336)
NET ASSETS — 100.0%		$273,613,893
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

At March 31, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	2	06/18/2021	$392,067	$396,740	$4,673
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$273,185,350	$—	$—	$273,185,350
Short-Term Investments	1,453,879	—	—	1,453,879
TOTAL INVESTMENTS	$274,639,229	$—	$—	$274,639,229
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	4,673	—	—	4,673
TOTAL OTHER FINANCIAL INSTRUMENTS:	$4,673	$—	$—	$4,673
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$274,643,902	$—	$—	$274,643,902
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Corp.	5,997	$381,109	$37,579	$307,758	$(32,370)	$82,823	1,921	$161,383	$4,035
State Street Institutional Liquid Reserves Fund, Premier Class	616,325	616,572	6,591,347	6,954,703	(69)	—	253,071	253,147	(2,488)
State Street Navigator Securities Lending Portfolio II	1,282,619	1,282,619	13,106,207	13,188,094	—	—	1,200,732	1,200,732	10,938
Total		$2,280,300	$19,735,133	$20,450,555	$(32,439)	$82,823		$1,615,262	$12,485
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 0.5%
Hexcel Corp. (a)	14,617	$818,552
Huntington Ingalls Industries, Inc.	5,628	1,158,524
Spirit AeroSystems Holdings, Inc. Class A	17,764	864,218
		2,841,294
AIR FREIGHT & LOGISTICS — 0.2%
C.H. Robinson Worldwide, Inc.	14,674	1,400,340
AIRLINES — 3.7%
Alaska Air Group, Inc. (a)	33,520	2,319,919
American Airlines Group, Inc. (a)	138,809	3,317,535
Copa Holdings SA Class A	8,861	715,880
Delta Air Lines, Inc. (a)	179,073	8,645,645
Southwest Airlines Co. (a)	107,666	6,574,086
		21,573,065
AUTO COMPONENTS — 1.1%
BorgWarner, Inc.	50,543	2,343,173
Gentex Corp.	26,119	931,665
Lear Corp.	16,848	3,053,700
		6,328,538
AUTOMOBILES — 3.9%
Ford Motor Co. (a)	1,019,152	12,484,612
General Motors Co. (a)	149,529	8,591,937
Harley-Davidson, Inc.	43,043	1,726,024
		22,802,573
BANKS — 5.3%
Associated Banc-Corp.	28,484	607,849
Bank of Hawaii Corp.	3,756	336,124
Bank OZK	22,682	926,560
Citizens Financial Group, Inc.	52,084	2,299,509
Comerica, Inc.	37,952	2,722,676
Cullen/Frost Bankers, Inc.	4,874	530,096
East West Bancorp, Inc.	13,704	1,011,355
Fifth Third Bancorp	74,639	2,795,231
First Hawaiian, Inc.	24,532	671,441
First Horizon National Corp.	66,765	1,128,996
FNB Corp.	63,954	812,216
Huntington Bancshares, Inc.	146,733	2,306,643
KeyCorp.	121,213	2,421,836
M&T Bank Corp.	10,352	1,569,467
PacWest Bancorp	32,515	1,240,447
People's United Financial, Inc.	42,661	763,632
Popular, Inc.	11,729	824,783
Regions Financial Corp.	113,497	2,344,848
Sterling Bancorp	14,625	336,668
Synovus Financial Corp.	38,246	1,749,754
TCF Financial Corp.	13,681	635,619
Umpqua Holdings Corp.	31,279	548,946
Webster Financial Corp.	16,550	912,070
Wintrust Financial Corp.	3,562	270,000
Zions Bancorp NA	17,731	974,496
		30,741,262
Security Description	Shares	Value
BEVERAGES — 0.4%
Molson Coors Beverage Co. Class B (a)	49,117	$2,512,335
BUILDING PRODUCTS — 1.8%
A.O. Smith Corp.	17,758	1,200,618
Johnson Controls International PLC	132,509	7,906,812
Owens Corning	12,340	1,136,391
		10,243,821
CAPITAL MARKETS — 1.9%
Apollo Global Management, Inc. (b)	47,935	2,253,424
Carlyle Group, Inc.	7,824	287,610
Evercore, Inc. Class A	11,124	1,465,476
Franklin Resources, Inc.	75,861	2,245,486
Invesco, Ltd.	105,483	2,660,281
Lazard, Ltd. Class A	28,438	1,237,337
LPL Financial Holdings, Inc.	6,735	957,448
		11,107,062
CHEMICALS — 5.5%
Cabot Corp.	15,679	822,207
Celanese Corp.	20,446	3,063,015
CF Industries Holdings, Inc.	60,042	2,724,706
Chemours Co.	46,054	1,285,367
Dow, Inc.	134,549	8,603,063
Eastman Chemical Co.	32,639	3,594,207
Huntsman Corp.	48,354	1,394,046
LyondellBasell Industries NV Class A	72,034	7,495,138
Olin Corp.	39,749	1,509,269
Valvoline, Inc.	26,794	698,520
Westlake Chemical Corp.	4,362	387,302
WR Grace & Co.	4,689	280,683
		31,857,523
COMMERCIAL SERVICES & SUPPLIES — 0.0% (c)
ADT, Inc.	10,956	92,469
COMMUNICATIONS EQUIPMENT — 0.3%
Juniper Networks, Inc.	63,674	1,612,862
CONSUMER FINANCE — 2.3%
Ally Financial, Inc.	47,044	2,126,859
Discover Financial Services	39,750	3,775,852
OneMain Holdings, Inc.	18,132	974,051
Santander Consumer USA Holdings, Inc.	20,464	553,756
Synchrony Financial	139,857	5,686,586
		13,117,104
CONTAINERS & PACKAGING — 2.6%
Ardagh Group SA	4,990	126,796
Graphic Packaging Holding Co.	43,536	790,614
International Paper Co.	110,477	5,973,491
Packaging Corp. of America	22,316	3,001,055
Sonoco Products Co.	19,906	1,260,050
Westrock Co.	72,138	3,754,783
		14,906,789

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
DISTRIBUTORS — 0.5%
Genuine Parts Co.	22,447	$2,594,649
DIVERSIFIED CONSUMER SERVICES — 0.2%
Graham Holdings Co. Class B	427	240,162
H&R Block, Inc.	54,434	1,186,661
		1,426,823
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Jefferies Financial Group, Inc.	45,744	1,376,894
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Lumen Technologies, Inc.	307,477	4,104,818
ELECTRIC UTILITIES — 2.9%
Avangrid, Inc.	9,082	452,374
Entergy Corp.	21,076	2,096,430
Evergy, Inc.	32,276	1,921,390
Exelon Corp.	78,447	3,431,272
Hawaiian Electric Industries, Inc.	28,518	1,267,055
IDACORP, Inc.	7,212	720,984
OGE Energy Corp.	55,976	1,811,383
Pinnacle West Capital Corp.	20,842	1,695,497
PPL Corp.	115,723	3,337,451
		16,733,836
ELECTRICAL EQUIPMENT — 0.7%
GrafTech International, Ltd.	19,020	232,614
Hubbell, Inc.	11,565	2,161,383
nVent Electric PLC	43,810	1,222,737
Regal Beloit Corp.	3,341	476,694
		4,093,428
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Avnet, Inc.	27,659	1,148,125
Corning, Inc.	100,939	4,391,856
National Instruments Corp.	36,028	1,555,869
		7,095,850
ENERGY EQUIPMENT & SERVICES — 1.6%
Baker Hughes Co.	108,692	2,348,834
Halliburton Co.	163,291	3,504,225
Helmerich & Payne, Inc.	29,161	786,181
Schlumberger NV	102,101	2,776,126
		9,415,366
ENTERTAINMENT — 0.1%
Lions Gate Entertainment Corp. Class A (a)	10,759	160,847
Lions Gate Entertainment Corp. Class B (a)	24,326	313,805
		474,652
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.6%
American Campus Communities, Inc. REIT	8,514	367,549
Apartment Income REIT Corp.	41,790	1,786,940
Security Description	Shares	Value
Apartment Investment & Management Co. Class A REIT	41,790	$256,591
Apple Hospitality REIT, Inc.	58,417	851,136
Brandywine Realty Trust REIT	18,588	239,971
Brixmor Property Group, Inc. REIT	83,335	1,685,867
Brookfield Property REIT, Inc. Class A	9,982	179,177
CoreSite Realty Corp. REIT	3,283	393,468
Corporate Office Properties Trust REIT	30,311	798,089
Cousins Properties, Inc. REIT	11,012	389,274
CubeSmart REIT	24,511	927,251
Douglas Emmett, Inc. REIT	25,353	796,084
Empire State Realty Trust, Inc. Class A REIT	29,415	327,389
EPR Properties REIT	21,708	1,011,376
Extra Space Storage, Inc. REIT	10,146	1,344,852
Federal Realty Investment Trust REIT	17,349	1,760,056
First Industrial Realty Trust, Inc. REIT	13,869	635,061
Gaming and Leisure Properties, Inc. REIT	48,467	2,056,455
Highwoods Properties, Inc. REIT	12,802	549,718
Host Hotels & Resorts, Inc. REIT (a)	196,426	3,309,778
Iron Mountain, Inc. REIT	43,769	1,619,891
Kimco Realty Corp. REIT	115,473	2,165,119
Lamar Advertising Co. Class A REIT	24,062	2,259,903
Life Storage, Inc. REIT	15,879	1,364,800
Medical Properties Trust, Inc. REIT	45,381	965,708
National Retail Properties, Inc. REIT	35,182	1,550,471
Omega Healthcare Investors, Inc. REIT	39,419	1,443,918
Outfront Media, Inc. REIT	40,031	873,877
Park Hotels & Resorts, Inc. REIT (a)	67,453	1,455,636
Rayonier, Inc. REIT	10,128	326,628
Regency Centers Corp. REIT	13,463	763,487
Simon Property Group, Inc. REIT	85,442	9,720,736
SL Green Realty Corp. REIT	15,819	1,107,172
Spirit Realty Capital, Inc. REIT	26,365	1,120,512
STORE Capital Corp. REIT	50,509	1,692,051
Ventas, Inc. REIT	27,173	1,449,408
VICI Properties, Inc. REIT (b)	76,156	2,150,645
Vornado Realty Trust REIT	49,143	2,230,601
Weingarten Realty Investors REIT	33,752	908,266
WP Carey, Inc. REIT	11,777	833,340
		55,668,251
FOOD & STAPLES RETAILING — 2.1%
Sysco Corp.	67,577	5,321,013
Walgreens Boots Alliance, Inc.	124,468	6,833,293
		12,154,306

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
FOOD PRODUCTS — 1.2%
Flowers Foods, Inc.	42,629	$1,014,570
Ingredion, Inc.	18,901	1,699,578
J.M. Smucker Co.	14,025	1,774,583
Tyson Foods, Inc. Class A	29,455	2,188,507
		6,677,238
GAS UTILITIES — 0.6%
National Fuel Gas Co.	23,329	1,166,217
UGI Corp.	58,437	2,396,501
		3,562,718
HEALTH CARE PROVIDERS & SERVICES — 1.1%
AmerisourceBergen Corp.	12,344	1,457,456
Cardinal Health, Inc.	82,224	4,995,108
		6,452,564
HOTELS, RESTAURANTS & LEISURE — 5.1%
Aramark	21,315	805,281
Carnival Corp. (a)	132,214	3,508,959
Darden Restaurants, Inc.	36,550	5,190,100
Expedia Group, Inc. (a)	13,610	2,342,553
Extended Stay America, Inc.	49,299	973,655
Las Vegas Sands Corp. (a)	32,451	1,971,723
MGM Resorts International	130,140	4,944,018
Royal Caribbean Cruises, Ltd. (a)	48,106	4,118,355
Six Flags Entertainment Corp. (a)	21,366	992,878
Travel + Leisure Co.	23,673	1,447,841
Vail Resorts, Inc.	7,698	2,245,199
Wynn Resorts, Ltd. (a)	10,187	1,277,144
		29,817,706
HOUSEHOLD DURABLES — 1.7%
Garmin, Ltd.	12,978	1,711,149
Leggett & Platt, Inc.	36,921	1,685,444
Newell Brands, Inc.	108,032	2,893,097
Whirlpool Corp.	17,112	3,770,629
		10,060,319
HOUSEHOLD PRODUCTS — 0.2%
Spectrum Brands Holdings, Inc.	11,801	1,003,085
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.3%
AES Corp.	185,743	4,979,770
Vistra Corp.	128,225	2,267,018
		7,246,788
INSURANCE — 4.9%
American Financial Group, Inc.	7,540	860,314
American National Group, Inc.	1,987	214,338
Assured Guaranty, Ltd.	8,051	340,396
Axis Capital Holdings, Ltd.	12,132	601,383
Cincinnati Financial Corp.	42,050	4,334,935
CNA Financial Corp.	3,989	178,029
Erie Indemnity Co. Class A	1,931	426,577
Everest Re Group, Ltd.	7,531	1,866,257
Fidelity National Financial, Inc.	77,223	3,139,887
Security Description	Shares	Value
First American Financial Corp.	30,568	$1,731,677
Hanover Insurance Group, Inc.	6,120	792,295
Hartford Financial Services Group, Inc.	47,706	3,186,284
Kemper Corp.	5,459	435,191
Mercury General Corp.	7,563	459,906
Old Republic International Corp.	79,029	1,725,993
Principal Financial Group, Inc.	28,827	1,728,467
Progressive Corp.	40,224	3,845,817
Reinsurance Group of America, Inc.	6,714	846,300
Unum Group	57,267	1,593,741
		28,307,787
IT SERVICES — 2.1%
Alliance Data Systems Corp.	13,183	1,477,683
Amdocs, Ltd.	29,863	2,094,889
DXC Technology Co. (a)	70,899	2,216,303
Paychex, Inc.	26,074	2,555,774
Sabre Corp. (a) (b)	76,798	1,137,378
Western Union Co.	115,261	2,842,336
		12,324,363
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Hasbro, Inc.	19,009	1,827,145
Polaris, Inc.	16,255	2,170,043
		3,997,188
MACHINERY — 3.2%
Allison Transmission Holdings, Inc.	15,880	648,380
Crane Co.	12,512	1,175,002
Cummins, Inc.	25,200	6,529,572
Donaldson Co., Inc.	10,160	590,905
Flowserve Corp.	32,733	1,270,368
Lincoln Electric Holdings, Inc.	11,222	1,379,633
Oshkosh Corp.	12,301	1,459,637
Snap-on, Inc.	15,176	3,501,710
Timken Co.	17,845	1,448,479
Trinity Industries, Inc.	25,583	728,860
		18,732,546
MEDIA — 2.6%
Fox Corp. Class A	64,152	2,316,529
Fox Corp. Class B	36,560	1,277,041
Interpublic Group of Cos., Inc.	109,208	3,188,873
John Wiley & Sons, Inc. Class A	12,218	662,216
News Corp. Class A	40,423	1,027,957
News Corp. Class B	13,040	305,918
Omnicom Group, Inc.	59,785	4,433,058
ViacomCBS, Inc. Class A	1,254	59,151
ViacomCBS, Inc. Class B	43,586	1,965,729
		15,236,472
METALS & MINING — 2.2%
Nucor Corp.	84,688	6,797,906
Reliance Steel & Aluminum Co.	17,839	2,716,701
Southern Copper Corp.	6,292	427,038
Steel Dynamics, Inc.	57,009	2,893,777
		12,835,422

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.4%
AGNC Investment Corp. REIT	58,947	$987,952
New Residential Investment Corp. REIT	59,035	664,144
Starwood Property Trust, Inc. REIT	33,722	834,282
		2,486,378
MULTI-UTILITIES — 2.5%
CenterPoint Energy, Inc.	141,596	3,207,149
Consolidated Edison, Inc.	29,964	2,241,307
DTE Energy Co.	17,271	2,299,461
MDU Resources Group, Inc.	55,655	1,759,255
NiSource, Inc.	75,635	1,823,560
Public Service Enterprise Group, Inc.	49,481	2,979,251
		14,309,983
MULTILINE RETAIL — 0.6%
Kohl's Corp.	43,349	2,584,034
Nordstrom, Inc. (a)	30,463	1,153,634
		3,737,668
OIL, GAS & CONSUMABLE FUELS — 7.7%
APA Corp.	106,247	1,901,821
Cabot Oil & Gas Corp.	50,953	956,897
Cimarex Energy Co.	23,915	1,420,312
ConocoPhillips	84,041	4,451,652
Devon Energy Corp.	107,385	2,346,362
Diamondback Energy, Inc.	25,797	1,895,822
EOG Resources, Inc.	48,153	3,492,537
Equitrans Midstream Corp.	81,735	666,958
HollyFrontier Corp.	42,045	1,504,370
Marathon Oil Corp.	221,565	2,366,314
Marathon Petroleum Corp.	181,769	9,722,824
Murphy Oil Corp. (b)	37,266	611,535
Occidental Petroleum Corp.	88,960	2,368,115
ONEOK, Inc.	42,134	2,134,508
Phillips 66	30,362	2,475,718
Targa Resources Corp.	45,280	1,437,640
Valero Energy Corp.	45,263	3,240,831
Williams Cos., Inc.	81,041	1,919,861
		44,914,077
PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A (a)	80,127	721,944
Nu Skin Enterprises, Inc. Class A	14,243	753,313
		1,475,257
PROFESSIONAL SERVICES — 1.3%
ManpowerGroup, Inc.	16,158	1,598,026
Nielsen Holdings PLC	100,238	2,520,986
Robert Half International, Inc.	31,410	2,452,179
Science Applications International Corp.	9,014	753,480
		7,324,671
ROAD & RAIL — 0.2%
Ryder System, Inc.	14,576	1,102,674
Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Maxim Integrated Products, Inc.	74,555	$6,812,090
SOFTWARE — 0.3%
NortonLifeLock, Inc.	93,773	1,993,614
SPECIALTY RETAIL — 2.2%
Best Buy Co., Inc.	24,766	2,843,385
Dick's Sporting Goods, Inc.	17,307	1,317,928
Foot Locker, Inc.	29,140	1,639,125
Gap, Inc. (a)	51,464	1,532,598
L Brands, Inc. (a)	43,345	2,681,322
Penske Automotive Group, Inc.	2,893	232,134
Williams-Sonoma, Inc.	12,371	2,216,883
		12,463,375
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.2%
Hewlett Packard Enterprise Co.	362,370	5,703,704
HP, Inc.	401,921	12,760,992
NetApp, Inc.	62,205	4,520,437
Xerox Holdings Corp.	50,383	1,222,795
		24,207,928
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Carter's, Inc. (a)	8,401	747,101
Hanesbrands, Inc.	97,528	1,918,376
Ralph Lauren Corp. (a)	13,453	1,656,872
Tapestry, Inc. (a)	77,711	3,202,470
		7,524,819
THRIFTS & MORTGAGE FINANCE — 0.3%
MGIC Investment Corp.	95,231	1,318,949
New York Community Bancorp, Inc.	45,032	568,304
		1,887,253
TRADING COMPANIES & DISTRIBUTORS — 0.7%
Air Lease Corp.	12,971	635,579
MSC Industrial Direct Co., Inc. Class A	12,425	1,120,611
Watsco, Inc.	9,153	2,386,645
		4,142,835
TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	20,469	651,119
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	28,089	644,923
TOTAL COMMON STOCKS (Cost $431,399,537)		578,208,770
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (d) (e)	1,167,308	1,167,658

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	38,828	$38,828
TOTAL SHORT-TERM INVESTMENTS (Cost $1,206,455)		1,206,486
TOTAL INVESTMENTS — 99.8% (Cost $432,605,992)		579,415,256
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		1,017,904
NET ASSETS — 100.0%		$580,433,160
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	9	06/18/2021	$1,762,103	$1,785,330	$23,227
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$578,208,770	$—	$—	$578,208,770
Short-Term Investments	1,206,486	—	—	1,206,486
TOTAL INVESTMENTS	$579,415,256	$—	$—	$579,415,256
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	23,227	—	—	23,227
TOTAL OTHER FINANCIAL INSTRUMENTS:	$23,227	$—	$—	$23,227
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$579,438,483	$—	$—	$579,438,483
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,502,062	$3,503,463	$19,505,353	$21,841,010	$(153)	$5	1,167,308	$1,167,658	$609
State Street Navigator Securities Lending Portfolio II	1,835,959	1,835,959	39,740,163	41,537,294	—	—	38,828	38,828	19,350
Total		$5,339,422	$59,245,516	$63,378,304	$(153)	$5		$1,206,486	$19,959
See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.3%
AAR Corp. (a)	3	$125
Aerojet Rocketdyne Holdings, Inc.	95	4,461
AeroVironment, Inc. (a)	33	3,830
Axon Enterprise, Inc. (a)	229	32,614
Boeing Co. (a)	65	16,557
Cubic Corp.	24	1,790
Curtiss-Wright Corp.	15	1,779
General Dynamics Corp.	77	13,980
Howmet Aerospace, Inc. (a)	729	23,423
Huntington Ingalls Industries, Inc.	5	1,029
Kaman Corp.	44	2,257
L3Harris Technologies, Inc.	69	13,985
Lockheed Martin Corp.	81	29,929
Mercury Systems, Inc. (a)	85	6,005
Moog, Inc. Class A	37	3,077
Northrop Grumman Corp.	51	16,506
Raytheon Technologies Corp.	534	41,262
Teledyne Technologies, Inc. (a)	39	16,132
Textron, Inc.	276	15,478
TransDigm Group, Inc. (a)	29	17,050
		261,269
AIR FREIGHT & LOGISTICS — 1.1%
Atlas Air Worldwide Holdings, Inc. (a)	117	7,072
C.H. Robinson Worldwide, Inc.	398	37,981
Echo Global Logistics, Inc. (a)	23	722
Expeditors International of Washington, Inc.	488	52,553
FedEx Corp.	993	282,052
Forward Air Corp.	37	3,286
Hub Group, Inc. Class A (a)	67	4,508
United Parcel Service, Inc. Class B	2,771	471,042
XPO Logistics, Inc. (a)	304	37,483
		896,699
AIRLINES — 0.0% (b)
Alaska Air Group, Inc. (a)	17	1,177
Allegiant Travel Co. (a)	27	6,590
American Airlines Group, Inc. (a)	79	1,888
Delta Air Lines, Inc. (a)	68	3,283
Hawaiian Holdings, Inc. (a)	65	1,733
JetBlue Airways Corp. (a)	34	692
SkyWest, Inc. (a)	4	218
Southwest Airlines Co. (a)	174	10,624
United Airlines Holdings, Inc. (a)	25	1,438
		27,643
AUTO COMPONENTS — 0.4%
Adient PLC (a)	278	12,288
American Axle & Manufacturing Holdings, Inc. (a)	19	184
Aptiv PLC (a)	919	126,730
BorgWarner, Inc.	403	18,683
Cooper Tire & Rubber Co.	190	10,636
Cooper-Standard Holdings, Inc. (a)	2	73
Security Description	Shares	Value
Dana, Inc.	365	$8,880
Dorman Products, Inc. (a)	92	9,443
Fox Factory Holding Corp. (a)	151	19,186
Gentex Corp.	404	14,411
Gentherm, Inc. (a)	104	7,707
LCI Industries	49	6,482
Lear Corp.	138	25,012
Patrick Industries, Inc.	77	6,545
Standard Motor Products, Inc.	23	956
Visteon Corp. (a)	101	12,317
		279,533
AUTOMOBILES — 3.1%
Ford Motor Co. (a)	3,003	36,787
General Motors Co. (a)	2,905	166,921
Harley-Davidson, Inc.	253	10,145
Tesla, Inc. (a)	3,295	2,200,830
Thor Industries, Inc.	104	14,013
Winnebago Industries, Inc.	59	4,526
		2,433,222
BANKS — 1.6%
Ameris Bancorp	25	1,313
Associated Banc-Corp.	80	1,707
Banc of California, Inc.	104	1,880
BancorpSouth Bank	11	357
Bank of America Corp.	4,180	161,724
Bank of Hawaii Corp.	24	2,148
Bank OZK	226	9,232
BankUnited, Inc.	132	5,801
Banner Corp.	46	2,453
Brookline Bancorp, Inc.	65	975
Cadence BanCorp	218	4,519
Cathay General Bancorp	58	2,365
Citigroup, Inc.	686	49,907
Citizens Financial Group, Inc.	422	18,631
City Holding Co.	14	1,145
Columbia Banking System, Inc.	43	1,853
Comerica, Inc.	107	7,676
Commerce Bancshares, Inc.	128	9,806
Community Bank System, Inc.	56	4,296
Cullen/Frost Bankers, Inc.	65	7,069
CVB Financial Corp.	138	3,048
East West Bancorp, Inc.	234	17,269
Fifth Third Bancorp	704	26,365
First BanCorp	193	2,173
First Commonwealth Financial Corp.	47	675
First Financial Bancorp	47	1,128
First Financial Bankshares, Inc.	203	9,486
First Horizon National Corp.	119	2,012
First Midwest Bancorp, Inc.	14	307
First Republic Bank	516	86,043
FNB Corp.	39	495
Glacier Bancorp, Inc.	157	8,962
Great Western Bancorp, Inc.	6	182
Hancock Whitney Corp.	44	1,848
Heritage Financial Corp.	26	734

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Home BancShares, Inc.	171	$4,626
Huntington Bancshares, Inc.	782	12,293
Independent Bank Corp.	26	2,189
Independent Bank Group, Inc.	77	5,563
International Bancshares Corp.	7	325
JPMorgan Chase & Co.	2,343	356,675
KeyCorp.	585	11,688
M&T Bank Corp.	15	2,274
NBT Bancorp, Inc.	48	1,915
Old National Bancorp	58	1,122
Pacific Premier Bancorp, Inc.	81	3,519
PacWest Bancorp	57	2,175
Park National Corp.	34	4,396
People's United Financial, Inc.	161	2,882
Pinnacle Financial Partners, Inc.	108	9,575
PNC Financial Services Group, Inc.	512	89,810
Prosperity Bancshares, Inc.	91	6,815
Regions Financial Corp.	1,372	28,346
Renasant Corp.	80	3,310
S&T Bancorp, Inc.	57	1,910
Seacoast Banking Corp. of Florida (a)	57	2,066
ServisFirst Bancshares, Inc.	46	2,821
Signature Bank	47	10,627
Simmons First National Corp. Class A	39	1,157
Sterling Bancorp	24	553
SVB Financial Group (a)	196	96,757
Synovus Financial Corp.	134	6,131
TCF Financial Corp.	84	3,903
Texas Capital Bancshares, Inc. (a)	72	5,106
Tompkins Financial Corp.	28	2,316
Triumph Bancorp, Inc. (a)	66	5,108
Truist Financial Corp.	1,036	60,420
Trustmark Corp.	42	1,414
UMB Financial Corp.	45	4,155
Umpqua Holdings Corp.	28	491
United Bankshares, Inc.	155	5,980
United Community Banks, Inc.	47	1,604
US Bancorp	752	41,593
Valley National Bancorp	140	1,924
Webster Financial Corp.	46	2,535
Wells Fargo & Co.	445	17,386
Westamerica Bancorp	48	3,013
Wintrust Financial Corp.	44	3,335
Zions Bancorp NA	145	7,969
		1,295,356
BEVERAGES — 0.8%
Boston Beer Co., Inc. Class A (a)	42	50,664
Brown-Forman Corp. Class B	342	23,588
Coca-Cola Co.	2,973	156,707
Coca-Cola Consolidated, Inc.	1	289
Constellation Brands, Inc. Class A	316	72,048
MGP Ingredients, Inc.	1	59
Molson Coors Beverage Co. Class B (a)	23	1,176
Monster Beverage Corp. (a)	1,180	107,486
National Beverage Corp.	85	4,157
Security Description	Shares	Value
PepsiCo, Inc.	1,670	$236,222
		652,396
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	5,622	608,413
Alexion Pharmaceuticals, Inc. (a)	793	121,258
Amgen, Inc.	831	206,761
Anika Therapeutics, Inc. (a)	5	204
Arrowhead Pharmaceuticals, Inc. (a)	418	27,718
Biogen, Inc. (a)	85	23,779
Coherus Biosciences, Inc. (a) (c)	123	1,797
Cytokinetics, Inc. (a)	276	6,420
Eagle Pharmaceuticals, Inc. (a)	11	459
Emergent BioSolutions, Inc. (a)	207	19,232
Enanta Pharmaceuticals, Inc. (a)	26	1,282
Exelixis, Inc. (a)	579	13,080
Gilead Sciences, Inc.	689	44,530
Halozyme Therapeutics, Inc. (a)	544	22,679
Incyte Corp. (a)	325	26,413
Ligand Pharmaceuticals, Inc. (a)	13	1,982
Myriad Genetics, Inc. (a)	7	213
Regeneron Pharmaceuticals, Inc. (a)	357	168,911
REGENXBIO, Inc. (a)	3	102
Spectrum Pharmaceuticals, Inc. (a)	20	65
United Therapeutics Corp. (a)	151	25,258
Vanda Pharmaceuticals, Inc. (a)	5	75
Vertex Pharmaceuticals, Inc. (a)	314	67,475
Xencor, Inc. (a)	113	4,866
		1,392,972
BUILDING PRODUCTS — 0.8%
A.O. Smith Corp.	342	23,123
AAON, Inc.	92	6,441
Allegion PLC	54	6,783
Builders FirstSource, Inc. (a)	788	36,540
Carrier Global Corp.	3,489	147,306
Fortune Brands Home & Security, Inc.	320	30,662
Gibraltar Industries, Inc. (a)	99	9,060
Griffon Corp.	120	3,260
Johnson Controls International PLC	1,510	90,102
Lennox International, Inc.	69	21,500
Masco Corp.	488	29,231
Owens Corning	259	23,851
PGT Innovations, Inc. (a)	163	4,116
Quanex Building Products Corp.	35	918
Resideo Technologies, Inc. (a)	601	16,978
Simpson Manufacturing Co., Inc.	106	10,995
Trane Technologies PLC	818	135,428
Trex Co., Inc. (a)	445	40,735
UFP Industries, Inc.	121	9,177
		646,206
CAPITAL MARKETS — 2.6%
Affiliated Managers Group, Inc.	115	17,138
Ameriprise Financial, Inc.	246	57,183
Bank of New York Mellon Corp.	627	29,651
BlackRock, Inc.	452	340,790

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Blucora, Inc. (a)	40	$666
Brightsphere Investment Group, Inc.	200	4,076
Cboe Global Markets, Inc.	38	3,750
Charles Schwab Corp.	2,785	181,526
CME Group, Inc.	119	24,303
Donnelley Financial Solutions, Inc. (a)	127	3,534
Evercore, Inc. Class A	139	18,312
FactSet Research Systems, Inc.	71	21,910
Federated Hermes, Inc.	38	1,189
Franklin Resources, Inc.	330	9,768
Goldman Sachs Group, Inc.	567	185,409
Interactive Brokers Group, Inc. Class A	204	14,900
Intercontinental Exchange, Inc.	1,048	117,041
Invesco, Ltd.	455	11,475
Janus Henderson Group PLC	552	17,195
MarketAxess Holdings, Inc.	138	68,713
Moody's Corp.	266	79,430
Morgan Stanley	4,471	347,218
MSCI, Inc.	300	125,784
Nasdaq, Inc.	189	27,870
Northern Trust Corp.	168	17,658
Piper Sandler Cos.	25	2,741
Raymond James Financial, Inc.	147	18,016
S&P Global, Inc.	396	139,737
SEI Investments Co.	71	4,326
State Street Corp. (d)	287	24,111
Stifel Financial Corp.	192	12,300
StoneX Group, Inc. (a)	57	3,727
T Rowe Price Group, Inc.	426	73,102
Virtus Investment Partners, Inc.	33	7,771
Waddell & Reed Financial, Inc. Class A	240	6,012
WisdomTree Investments, Inc.	28	175
		2,018,507
CHEMICALS — 2.2%
AdvanSix, Inc. (a)	7	188
Air Products & Chemicals, Inc.	412	115,912
Albemarle Corp.	503	73,493
American Vanguard Corp.	27	551
Ashland Global Holdings, Inc.	45	3,995
Avient Corp.	211	9,974
Balchem Corp.	50	6,270
Cabot Corp.	105	5,506
Celanese Corp.	295	44,194
CF Industries Holdings, Inc.	212	9,621
Chemours Co.	705	19,676
Corteva, Inc.	2,373	110,629
Dow, Inc.	1,873	119,760
DuPont de Nemours, Inc.	1,723	133,153
Eastman Chemical Co.	462	50,875
Ecolab, Inc.	354	75,781
FMC Corp.	270	29,865
HB Fuller Co.	66	4,152
Ingevity Corp. (a)	87	6,571
International Flavors & Fragrances, Inc.	82	11,448
Koppers Holdings, Inc. (a)	3	104
Security Description	Shares	Value
Kraton Corp. (a)	123	$4,501
Linde PLC	1,441	403,682
Livent Corp. (a) (c)	475	8,227
LyondellBasell Industries NV Class A	593	61,702
Minerals Technologies, Inc.	20	1,506
Mosaic Co.	644	20,357
NewMarket Corp.	3	1,140
Olin Corp.	577	21,909
PPG Industries, Inc.	544	81,741
Quaker Chemical Corp. (c)	45	10,970
Rayonier Advanced Materials, Inc. (a)	5	45
RPM International, Inc.	341	31,321
Scotts Miracle-Gro Co.	157	38,460
Sensient Technologies Corp.	98	7,644
Sherwin-Williams Co.	242	178,598
Stepan Co.	25	3,178
Tredegar Corp.	57	856
Trinseo SA	164	10,442
Valvoline, Inc.	337	8,786
		1,726,783
COMMERCIAL SERVICES & SUPPLIES — 0.4%
ABM Industries, Inc.	83	4,234
Brady Corp. Class A	2	107
Brink's Co.	19	1,505
Cintas Corp.	222	75,771
Clean Harbors, Inc. (a)	35	2,942
Copart, Inc. (a)	480	52,133
CoreCivic, Inc. REIT (a)	100	905
Deluxe Corp.	56	2,350
Harsco Corp. (a)	9	154
Healthcare Services Group, Inc.	61	1,710
Herman Miller, Inc.	22	905
HNI Corp.	22	870
IAA, Inc. (a)	421	23,214
Interface, Inc.	6	75
KAR Auction Services, Inc. (a)	48	720
Matthews International Corp. Class A	3	119
MSA Safety, Inc.	78	11,701
Pitney Bowes, Inc.	704	5,801
Republic Services, Inc.	208	20,665
Rollins, Inc.	730	25,127
Stericycle, Inc. (a)	160	10,802
Tetra Tech, Inc.	171	23,208
UniFirst Corp.	20	4,474
US Ecology, Inc. (a)	3	125
Waste Management, Inc.	299	38,577
		308,194
COMMUNICATIONS EQUIPMENT — 0.5%
ADTRAN, Inc.	186	3,102
Arista Networks, Inc. (a)	138	41,661
CalAmp Corp. (a)	3	33
Ciena Corp. (a)	389	21,286
Cisco Systems, Inc.	4,176	215,941
Comtech Telecommunications Corp.	104	2,583

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Extreme Networks, Inc. (a)	161	$1,409
F5 Networks, Inc. (a)	210	43,810
Harmonic, Inc. (a)	12	94
Juniper Networks, Inc.	355	8,992
Lumentum Holdings, Inc. (a)	184	16,808
Motorola Solutions, Inc.	130	24,447
NETGEAR, Inc. (a)	56	2,302
NetScout Systems, Inc. (a)	114	3,210
Plantronics, Inc. (a)	3	117
ViaSat, Inc. (a)	5	240
Viavi Solutions, Inc. (a)	277	4,349
		390,384
CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	146	9,360
Aegion Corp. (a)	19	546
Arcosa, Inc.	121	7,876
Comfort Systems USA, Inc.	45	3,365
Dycom Industries, Inc. (a)	137	12,720
EMCOR Group, Inc.	90	10,094
Fluor Corp. (a)	24	554
Granite Construction, Inc.	24	966
MasTec, Inc. (a)	104	9,745
Matrix Service Co. (a)	23	301
MYR Group, Inc. (a)	71	5,089
Quanta Services, Inc.	564	49,621
Valmont Industries, Inc.	49	11,646
		121,883
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	60	8,065
Martin Marietta Materials, Inc.	89	29,888
US Concrete, Inc. (a)	28	2,053
Vulcan Materials Co.	167	28,181
		68,187
CONSUMER FINANCE — 0.3%
American Express Co.	358	50,636
Capital One Financial Corp.	452	57,508
Discover Financial Services	707	67,158
Encore Capital Group, Inc. (a)	59	2,374
Enova International, Inc. (a)	3	106
FirstCash, Inc.	17	1,116
Green Dot Corp. Class A (a)	205	9,387
LendingTree, Inc. (a) (c)	5	1,065
Navient Corp.	64	916
PRA Group, Inc. (a)	133	4,930
Prog Holdings, Inc.	82	3,550
SLM Corp.	600	10,782
Synchrony Financial	775	31,511
World Acceptance Corp. (a)	1	130
		241,169
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	2,928	34,199
AptarGroup, Inc.	135	19,125
Avery Dennison Corp.	174	31,955
Ball Corp.	798	67,623
Security Description	Shares	Value
Greif, Inc. Class A	28	$1,596
International Paper Co.	993	53,692
Myers Industries, Inc.	70	1,383
O-I Glass, Inc. (a)	87	1,282
Packaging Corp. of America	323	43,437
Sealed Air Corp.	426	19,519
Silgan Holdings, Inc.	172	7,229
Sonoco Products Co.	82	5,191
Westrock Co.	432	22,486
		308,717
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	114	4,411
Genuine Parts Co.	206	23,811
LKQ Corp. (a)	338	14,308
Pool Corp.	152	52,476
		95,006
DIVERSIFIED CONSUMER SERVICES — 0.0% (b)
Adtalem Global Education, Inc. (a)	26	1,028
Graham Holdings Co. Class B	1	562
Grand Canyon Education, Inc. (a)	87	9,318
H&R Block, Inc.	23	501
Perdoceo Education Corp. (a)	58	694
Regis Corp. (a) (c)	45	565
Service Corp. International	148	7,555
Strategic Education, Inc.	24	2,206
WW International, Inc. (a)	6	188
		22,617
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Berkshire Hathaway, Inc. Class B (a)	1,888	482,327
Jefferies Financial Group, Inc.	387	11,649
		493,976
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc.	783	23,701
ATN International, Inc.	2	98
Cincinnati Bell, Inc. (a)	251	3,853
Cogent Communications Holdings, Inc.	73	5,019
Consolidated Communications Holdings, Inc. (a)	455	3,276
Iridium Communications, Inc. (a)	399	16,459
Lumen Technologies, Inc.	109	1,455
Verizon Communications, Inc.	4,090	237,834
Vonage Holdings Corp. (a)	795	9,397
		301,092
ELECTRIC UTILITIES — 0.6%
ALLETE, Inc.	6	403
Alliant Energy Corp.	83	4,495
American Electric Power Co., Inc.	163	13,806
Duke Energy Corp.	566	54,636
Edison International	125	7,325
Entergy Corp.	22	2,188
Evergy, Inc.	25	1,488

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Eversource Energy	188	$16,279
Exelon Corp.	567	24,801
FirstEnergy Corp.	63	2,186
Hawaiian Electric Industries, Inc.	65	2,888
IDACORP, Inc.	18	1,800
NextEra Energy, Inc.	3,657	276,506
NRG Energy, Inc.	295	11,130
OGE Energy Corp.	72	2,330
Pinnacle West Capital Corp.	67	5,450
PNM Resources, Inc.	47	2,305
PPL Corp.	254	7,325
Southern Co.	580	36,053
Xcel Energy, Inc.	404	26,870
		500,264
ELECTRICAL EQUIPMENT — 0.7%
Acuity Brands, Inc.	17	2,805
AMETEK, Inc.	531	67,825
Eaton Corp. PLC	1,094	151,278
Emerson Electric Co.	985	88,867
Encore Wire Corp.	6	403
EnerSys	66	5,993
Generac Holdings, Inc. (a)	276	90,376
Hubbell, Inc.	95	17,755
nVent Electric PLC	56	1,563
Regal Beloit Corp.	147	20,974
Rockwell Automation, Inc.	337	89,453
Sunrun, Inc. (a)	703	42,517
Vicor Corp. (a)	81	6,887
		586,696
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Amphenol Corp. Class A	1,774	117,031
Arrow Electronics, Inc. (a)	191	21,167
Avnet, Inc.	62	2,574
Badger Meter, Inc.	116	10,796
Belden, Inc.	3	133
Benchmark Electronics, Inc.	35	1,082
CDW Corp.	149	24,697
Cognex Corp.	672	55,769
Coherent, Inc. (a)	33	8,345
Corning, Inc.	2,433	105,860
CTS Corp.	20	621
Daktronics, Inc.	58	364
ePlus, Inc. (a)	1	100
Fabrinet (a)	85	7,683
FARO Technologies, Inc. (a)	42	3,636
FLIR Systems, Inc.	50	2,823
II-VI, Inc. (a) (c)	445	30,425
Insight Enterprises, Inc. (a)	34	3,244
IPG Photonics Corp. (a)	145	30,586
Itron, Inc. (a)	75	6,649
Jabil, Inc.	142	7,407
Keysight Technologies, Inc. (a)	590	84,606
Knowles Corp. (a)	55	1,151
Littelfuse, Inc.	83	21,948
Security Description	Shares	Value
Methode Electronics, Inc.	72	$3,022
MTS Systems Corp. (a)	23	1,338
National Instruments Corp.	107	4,621
OSI Systems, Inc. (a)	2	192
Plexus Corp. (a)	30	2,755
Rogers Corp. (a)	51	9,599
Sanmina Corp. (a)	41	1,696
ScanSource, Inc. (a)	7	210
SYNNEX Corp.	101	11,599
TE Connectivity, Ltd.	980	126,528
Trimble, Inc. (a)	906	70,478
TTM Technologies, Inc. (a)	104	1,508
Vishay Intertechnology, Inc.	77	1,854
Vontier Corp. (a)	212	6,417
Zebra Technologies Corp. Class A (a)	193	93,640
		884,154
ENERGY EQUIPMENT & SERVICES — 0.0% (b)
Baker Hughes Co.	527	11,388
Bristow Group, Inc. (a)	7	181
ChampionX Corp. (a)	24	521
Core Laboratories NV	5	144
DMC Global, Inc. (a)	2	109
Dril-Quip, Inc. (a)	4	133
Halliburton Co.	293	6,288
Helix Energy Solutions Group, Inc. (a)	247	1,247
Helmerich & Payne, Inc.	46	1,240
Nov, Inc. (a)	64	878
Oceaneering International, Inc. (a)	19	217
Oil States International, Inc. (a)	6	36
ProPetro Holding Corp. (a)	4	43
Schlumberger NV	172	4,677
US Silica Holdings, Inc. (a)	237	2,913
		30,015
ENTERTAINMENT — 2.8%
Activision Blizzard, Inc.	2,801	260,493
Cinemark Holdings, Inc. (a) (c)	14	286
Electronic Arts, Inc.	855	115,741
Glu Mobile, Inc. (a)	423	5,279
Live Nation Entertainment, Inc. (a)	173	14,645
Marcus Corp. (a) (c)	20	400
Netflix, Inc. (a)	1,511	788,228
Take-Two Interactive Software, Inc. (a)	442	78,101
Walt Disney Co. (a)	4,994	921,493
World Wrestling Entertainment, Inc. Class A (c)	5	271
		2,184,937
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.3%
Acadia Realty Trust REIT	28	531
Agree Realty Corp. REIT	31	2,087
Alexander & Baldwin, Inc. REIT	24	403
Alexandria Real Estate Equities, Inc. REIT	204	33,517

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
American Assets Trust, Inc. REIT	48	$1,557
American Campus Communities, Inc. REIT	84	3,626
American Tower Corp. REIT	342	81,759
Apartment Income REIT Corp.	16	684
Armada Hoffler Properties, Inc. REIT	36	451
AvalonBay Communities, Inc. REIT	15	2,768
Boston Properties, Inc. REIT	16	1,620
Brixmor Property Group, Inc. REIT	39	789
Camden Property Trust REIT	57	6,265
CareTrust REIT, Inc.	36	838
Centerspace REIT	33	2,244
Community Healthcare Trust, Inc. REIT	66	3,044
CoreSite Realty Corp. REIT	74	8,869
Corporate Office Properties Trust REIT	66	1,738
Cousins Properties, Inc. REIT	52	1,838
Crown Castle International Corp. REIT	615	105,860
CyrusOne, Inc. REIT	277	18,758
Digital Realty Trust, Inc. REIT	523	73,659
Diversified Healthcare Trust REIT	40	191
Douglas Emmett, Inc. REIT	59	1,853
Duke Realty Corp. REIT	647	27,129
Easterly Government Properties, Inc. REIT	121	2,508
EastGroup Properties, Inc. REIT	50	7,164
EPR Properties REIT	47	2,190
Equinix, Inc. REIT	205	139,316
Equity Residential REIT	40	2,865
Essential Properties Realty Trust, Inc. REIT	36	822
Essex Property Trust, Inc. REIT	8	2,175
Extra Space Storage, Inc. REIT	189	25,052
Federal Realty Investment Trust REIT	8	812
First Industrial Realty Trust, Inc. REIT	133	6,090
Four Corners Property Trust, Inc. REIT	42	1,151
Franklin Street Properties Corp. REIT	224	1,221
GEO Group, Inc. REIT (c)	100	776
Getty Realty Corp. REIT	28	793
Global Net Lease, Inc. REIT	80	1,445
Healthcare Realty Trust, Inc. REIT	111	3,366
Healthpeak Properties, Inc. REIT	188	5,967
Highwoods Properties, Inc. REIT	86	3,693
Host Hotels & Resorts, Inc. REIT (a)	388	6,538
Independence Realty Trust, Inc. REIT	146	2,219
Industrial Logistics Properties Trust REIT	141	3,261
Innovative Industrial Properties, Inc. REIT (c)	103	18,556
Iron Mountain, Inc. REIT	235	8,697
iStar, Inc. REIT (c)	113	2,009
JBG SMITH Properties REIT	101	3,211
Kilroy Realty Corp. REIT	38	2,494
Kimco Realty Corp. REIT	161	3,019
Kite Realty Group Trust REIT	124	2,392
Lamar Advertising Co. Class A REIT	72	6,762
Lexington Realty Trust REIT	354	3,933
Security Description	Shares	Value
Life Storage, Inc. REIT	89	$7,650
LTC Properties, Inc. REIT	46	1,919
Macerich Co. REIT (c)	85	995
Mack-Cali Realty Corp. REIT	11	170
Medical Properties Trust, Inc. REIT	686	14,598
Mid-America Apartment Communities, Inc. REIT	66	9,528
National Retail Properties, Inc. REIT	20	881
National Storage Affiliates Trust REIT	79	3,154
Office Properties Income Trust REIT	75	2,064
Omega Healthcare Investors, Inc. REIT	79	2,894
Park Hotels & Resorts, Inc. REIT (a)	64	1,381
Physicians Realty Trust REIT	116	2,050
PotlatchDeltic Corp. REIT	102	5,398
Prologis, Inc. REIT	1,055	111,830
PS Business Parks, Inc. REIT	12	1,855
Public Storage REIT	183	45,157
Rayonier, Inc. REIT	181	5,837
Realty Income Corp. REIT	121	7,683
Regency Centers Corp. REIT	61	3,459
Retail Opportunity Investments Corp. REIT	128	2,031
Rexford Industrial Realty, Inc. REIT	130	6,552
RPT Realty REIT	79	901
Sabra Health Care REIT, Inc.	79	1,371
Safehold, Inc. REIT (c)	85	5,959
Saul Centers, Inc. REIT	46	1,845
SBA Communications Corp. REIT	183	50,792
Service Properties Trust REIT	61	723
Simon Property Group, Inc. REIT	38	4,323
SL Green Realty Corp. REIT (c)	42	2,940
Spirit Realty Capital, Inc. REIT	62	2,635
STORE Capital Corp. REIT	140	4,690
Summit Hotel Properties, Inc. REIT (a)	125	1,270
UDR, Inc. REIT	103	4,518
Uniti Group, Inc. REIT	825	9,100
Universal Health Realty Income Trust REIT	14	949
Urban Edge Properties REIT	125	2,065
Urstadt Biddle Properties, Inc. Class A REIT	127	2,115
Ventas, Inc. REIT	130	6,934
Vornado Realty Trust REIT	19	862
Washington Prime Group, Inc. REIT	1	2
Washington Real Estate Investment Trust	68	1,503
Weingarten Realty Investors REIT	17	457
Welltower, Inc. REIT	50	3,582
Weyerhaeuser Co. REIT	1,393	49,591
Xenia Hotels & Resorts, Inc. REIT (a)	127	2,477
		1,051,265
FOOD & STAPLES RETAILING — 1.3%
Andersons, Inc.	45	1,232
BJ's Wholesale Club Holdings, Inc. (a)	530	23,776
Casey's General Stores, Inc.	57	12,323
Chefs' Warehouse, Inc. (a)	66	2,010

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Costco Wholesale Corp.	1,114	$392,663
Grocery Outlet Holding Corp. (a)	223	8,226
Kroger Co.	1,616	58,160
PriceSmart, Inc.	80	7,740
SpartanNash Co.	165	3,239
Sprouts Farmers Market, Inc. (a)	206	5,484
Sysco Corp.	302	23,779
United Natural Foods, Inc. (a)	250	8,235
Walmart, Inc.	3,501	475,541
Walgreens Boots Alliance, Inc.	251	13,780
		1,036,188
FOOD PRODUCTS — 0.7%
Archer-Daniels-Midland Co.	1,039	59,223
B&G Foods, Inc. (c)	237	7,361
Calavo Growers, Inc.	6	466
Cal-Maine Foods, Inc. (a)	76	2,920
Campbell Soup Co.	200	10,054
Conagra Brands, Inc.	804	30,230
Darling Ingredients, Inc. (a)	697	51,285
Flowers Foods, Inc.	403	9,591
General Mills, Inc.	1,007	61,749
Hain Celestial Group, Inc. (a)	327	14,257
Hershey Co.	145	22,933
Hormel Foods Corp.	277	13,235
Ingredion, Inc.	37	3,327
J&J Snack Foods Corp.	5	785
J.M. Smucker Co.	203	25,686
John B Sanfilippo & Son, Inc.	24	2,169
Kellogg Co.	140	8,862
Kraft Heinz Co.	1,494	59,760
Lamb Weston Holdings, Inc.	85	6,586
Lancaster Colony Corp.	57	9,996
McCormick & Co., Inc.	464	41,370
Mondelez International, Inc. Class A	1,728	101,140
Pilgrim's Pride Corp. (a)	35	833
Post Holdings, Inc. (a)	38	4,017
Sanderson Farms, Inc.	7	1,091
Seneca Foods Corp. Class A (a)	47	2,213
Simply Good Foods Co. (a)	268	8,153
Tootsie Roll Industries, Inc.	7	239
TreeHouse Foods, Inc. (a)	6	313
Tyson Foods, Inc. Class A	32	2,378
		562,222
GAS UTILITIES — 0.0% (b)
Atmos Energy Corp.	42	4,152
Chesapeake Utilities Corp.	29	3,366
National Fuel Gas Co.	119	5,949
New Jersey Resources Corp.	36	1,435
Northwest Natural Holding Co.	18	971
ONE Gas, Inc.	44	3,384
South Jersey Industries, Inc.	33	745
Southwest Gas Holdings, Inc.	33	2,268
Spire, Inc.	31	2,291
Security Description	Shares	Value
UGI Corp.	25	$1,025
		25,586
HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Abbott Laboratories	4,087	489,786
ABIOMED, Inc. (a)	183	58,328
Align Technology, Inc. (a)	308	166,791
AngioDynamics, Inc. (a)	70	1,638
Avanos Medical, Inc. (a)	184	8,048
Baxter International, Inc.	280	23,615
Becton Dickinson and Co.	160	38,904
Boston Scientific Corp. (a)	472	18,243
Cantel Medical Corp. (a)	79	6,307
Cardiovascular Systems, Inc. (a)	13	498
CONMED Corp.	24	3,134
Cooper Cos., Inc.	59	22,661
CryoLife, Inc. (a)	59	1,332
Cutera, Inc. (a)	1	30
Danaher Corp.	2,014	453,311
DENTSPLY SIRONA, Inc.	131	8,359
DexCom, Inc. (a)	327	117,520
Edwards Lifesciences Corp. (a)	1,437	120,191
Glaukos Corp. (a)	133	11,163
Globus Medical, Inc. Class A (a)	176	10,854
Haemonetics Corp. (a)	72	7,993
Heska Corp. (a)	23	3,875
Hill-Rom Holdings, Inc.	39	4,309
Hologic, Inc. (a)	814	60,545
ICU Medical, Inc. (a)	39	8,012
IDEXX Laboratories, Inc. (a)	347	169,791
Inogen, Inc. (a)	1	52
Integer Holdings Corp. (a)	27	2,487
Integra LifeSciences Holdings Corp. (a)	132	9,120
Intuitive Surgical, Inc. (a)	400	295,576
Lantheus Holdings, Inc. (a)	8	171
LivaNova PLC (a)	5	369
Masimo Corp. (a)	183	42,028
Medtronic PLC	1,626	192,079
Meridian Bioscience, Inc. (a)	127	3,334
Merit Medical Systems, Inc. (a)	167	10,000
Natus Medical, Inc. (a)	3	77
Neogen Corp. (a)	120	10,667
NuVasive, Inc. (a)	18	1,180
OraSure Technologies, Inc. (a)	200	2,334
Orthofix Medical, Inc. (a)	19	824
Penumbra, Inc. (a)	33	8,929
Quidel Corp. (a)	178	22,771
ResMed, Inc.	429	83,235
STERIS PLC	197	37,525
Stryker Corp.	611	148,827
Tactile Systems Technology, Inc. (a)	2	109
Teleflex, Inc.	60	24,928
Varex Imaging Corp. (a)	3	61
Varian Medical Systems, Inc. (a)	211	37,248
West Pharmaceutical Services, Inc.	300	84,534

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Zimmer Biomet Holdings, Inc.	265	$42,421
		2,876,124
HEALTH CARE PROVIDERS & SERVICES — 2.6%
Acadia Healthcare Co., Inc. (a)	303	17,313
Addus HomeCare Corp. (a)	47	4,916
Amedisys, Inc. (a)	140	37,071
AmerisourceBergen Corp.	276	32,587
AMN Healthcare Services, Inc. (a)	39	2,874
Anthem, Inc.	574	206,037
Cardinal Health, Inc.	374	22,720
Centene Corp. (a)	318	20,323
Chemed Corp.	27	12,415
Cigna Corp.	516	124,738
Community Health Systems, Inc. (a)	496	6,706
CorVel Corp. (a)	7	718
Covetrus, Inc. (a)	445	13,337
CVS Health Corp.	1,294	97,348
DaVita, Inc. (a)	254	27,374
Encompass Health Corp.	142	11,630
Ensign Group, Inc.	159	14,921
Fulgent Genetics, Inc. (a) (c)	56	5,411
Hanger, Inc. (a)	59	1,346
HCA Healthcare, Inc.	493	92,852
HealthEquity, Inc. (a)	93	6,324
Henry Schein, Inc. (a)	150	10,386
Humana, Inc.	305	127,871
Laboratory Corp. of America Holdings (a)	181	46,160
LHC Group, Inc. (a)	107	20,459
Magellan Health, Inc. (a)	45	4,196
McKesson Corp.	370	72,165
MEDNAX, Inc. (a)	18	458
ModivCare, Inc. (a)	42	6,221
Molina Healthcare, Inc. (a)	228	53,297
Owens & Minor, Inc.	334	12,555
Patterson Cos., Inc.	237	7,572
Quest Diagnostics, Inc.	193	24,770
R1 RCM, Inc. (a)	444	10,958
RadNet, Inc. (a)	80	1,740
Select Medical Holdings Corp. (a)	210	7,161
Tenet Healthcare Corp. (a)	243	12,636
The Pennant Group, Inc. (a)	140	6,412
Tivity Health, Inc. (a)	5	112
UnitedHealth Group, Inc.	2,396	891,480
Universal Health Services, Inc. Class B	77	10,271
		2,085,841
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	607	9,114
Cerner Corp.	438	31,483
Computer Programs & Systems, Inc.	23	704
HMS Holdings Corp. (a)	262	9,688
NextGen Healthcare, Inc. (a)	83	1,502
Omnicell, Inc. (a)	144	18,701
Simulations Plus, Inc.	54	3,415
Security Description	Shares	Value
Tabula Rasa HealthCare, Inc. (a) (c)	19	$875
		75,482
HOTELS, RESTAURANTS & LEISURE — 1.7%
BJ's Restaurants, Inc. (a)	6	348
Bloomin' Brands, Inc. (a)	10	270
Booking Holdings, Inc. (a)	85	198,036
Boyd Gaming Corp. (a)	274	16,155
Brinker International, Inc. (a)	134	9,522
Caesars Entertainment, Inc. (a)	481	42,063
Carnival Corp. (a)	58	1,539
Cheesecake Factory, Inc. (a)	58	3,394
Chipotle Mexican Grill, Inc. (a)	102	144,924
Choice Hotels International, Inc.	26	2,790
Churchill Downs, Inc.	100	22,742
Cracker Barrel Old Country Store, Inc.	17	2,939
Darden Restaurants, Inc.	129	18,318
Dave & Buster's Entertainment, Inc. (a)	20	958
Dine Brands Global, Inc. (a) (c)	19	1,711
Domino's Pizza, Inc.	125	45,974
Expedia Group, Inc. (a)	284	48,882
Hilton Worldwide Holdings, Inc. (a)	335	40,508
Jack in the Box, Inc.	46	5,050
Las Vegas Sands Corp. (a)	200	12,152
Marriott International, Inc. Class A (a)	146	21,624
Marriott Vacations Worldwide Corp. (a)	67	11,670
McDonald's Corp.	736	164,967
MGM Resorts International	406	15,424
Norwegian Cruise Line Holdings, Ltd. (a)	25	690
Papa John's International, Inc.	111	9,839
Penn National Gaming, Inc. (a)	661	69,299
Royal Caribbean Cruises, Ltd. (a)	21	1,798
Ruth's Hospitality Group, Inc. (a)	44	1,093
Scientific Games Corp. Class A (a)	189	7,280
Shake Shack, Inc. Class A (a)	83	9,360
Six Flags Entertainment Corp. (a)	28	1,301
Starbucks Corp.	2,964	323,876
Texas Roadhouse, Inc. (a)	151	14,487
Travel + Leisure Co.	66	4,037
Wendy's Co.	312	6,321
Wingstop, Inc.	123	15,642
Wyndham Hotels & Resorts, Inc.	85	5,931
Wynn Resorts, Ltd. (a)	15	1,881
Yum! Brands, Inc.	365	39,486
		1,344,281
HOUSEHOLD DURABLES — 0.5%
Cavco Industries, Inc. (a)	9	2,031
Century Communities, Inc. (a)	99	5,972
D.R. Horton, Inc.	619	55,165
Ethan Allen Interiors, Inc.	105	2,899
Garmin, Ltd.	344	45,356
Helen of Troy, Ltd. (a)	47	9,901
Installed Building Products, Inc.	73	8,094
iRobot Corp. (a) (c)	117	14,295
KB Home	29	1,349

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
La-Z-Boy, Inc.	126	$5,353
Leggett & Platt, Inc.	77	3,515
Lennar Corp. Class A	453	45,857
LGI Homes, Inc. (a)	76	11,348
M/I Homes, Inc. (a)	77	4,548
MDC Holdings, Inc.	157	9,326
Meritage Homes Corp. (a)	70	6,434
Mohawk Industries, Inc. (a)	72	13,846
Newell Brands, Inc.	622	16,657
NVR, Inc. (a)	4	18,844
PulteGroup, Inc.	206	10,803
Taylor Morrison Home Corp. (a)	107	3,297
Tempur Sealy International, Inc.	358	13,089
Toll Brothers, Inc.	88	4,992
TopBuild Corp. (a)	123	25,760
Tri Pointe Homes, Inc. (a) (c)	295	6,006
Tupperware Brands Corp. (a)	223	5,889
Universal Electronics, Inc. (a)	5	275
Whirlpool Corp.	159	35,036
		385,937
HOUSEHOLD PRODUCTS — 1.1%
Central Garden & Pet Co. Class A (a)	119	6,175
Church & Dwight Co., Inc.	464	40,530
Clorox Co.	318	61,336
Colgate-Palmolive Co.	1,600	126,128
Energizer Holdings, Inc.	61	2,895
Kimberly-Clark Corp.	261	36,292
Procter & Gamble Co.	4,084	553,096
WD-40 Co.	47	14,391
		840,843
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (b)
AES Corp.	1,388	37,212
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	950	183,046
Carlisle Cos., Inc.	53	8,723
General Electric Co.	2,886	37,893
Honeywell International, Inc.	1,618	351,219
Raven Industries, Inc.	20	767
Roper Technologies, Inc.	173	69,778
		651,426
INSURANCE — 0.9%
Aflac, Inc.	256	13,102
Alleghany Corp. (a)	5	3,131
Allstate Corp.	167	19,188
American Equity Investment Life Holding Co.	75	2,365
American Financial Group, Inc.	9	1,027
American International Group, Inc.	107	4,944
AMERISAFE, Inc.	37	2,368
Aon PLC Class A	176	40,499
Arthur J Gallagher & Co.	468	58,392
Assurant, Inc.	70	9,924
Brighthouse Financial, Inc. (a)	66	2,921
Security Description	Shares	Value
Brown & Brown, Inc.	285	$13,027
Chubb, Ltd.	545	86,094
Cincinnati Financial Corp.	49	5,051
CNO Financial Group, Inc.	270	6,558
eHealth, Inc. (a)	40	2,909
Employers Holdings, Inc.	28	1,206
Everest Re Group, Ltd.	14	3,469
First American Financial Corp.	100	5,665
Genworth Financial, Inc. Class A (a)	246	817
Globe Life, Inc.	58	5,605
Hanover Insurance Group, Inc.	23	2,978
Hartford Financial Services Group, Inc.	118	7,881
Horace Mann Educators Corp.	36	1,556
James River Group Holdings, Ltd.	35	1,597
Kemper Corp.	51	4,066
Kinsale Capital Group, Inc.	100	16,480
Lincoln National Corp.	100	6,227
Loews Corp.	28	1,436
Marsh & McLennan Cos., Inc.	613	74,663
Mercury General Corp.	4	243
MetLife, Inc.	588	35,745
Old Republic International Corp.	99	2,162
Palomar Holdings, Inc. (a)	94	6,302
Primerica, Inc.	65	9,608
Principal Financial Group, Inc.	197	11,812
ProAssurance Corp.	5	134
Progressive Corp.	1,351	129,169
Prudential Financial, Inc.	218	19,860
Reinsurance Group of America, Inc.	23	2,899
RenaissanceRe Holdings, Ltd.	17	2,724
RLI Corp.	75	8,368
Safety Insurance Group, Inc.	15	1,264
Selective Insurance Group, Inc.	21	1,523
Stewart Information Services Corp.	16	833
Travelers Cos., Inc.	362	54,445
Trupanion, Inc. (a)	147	11,203
United Fire Group, Inc.	24	835
Universal Insurance Holdings, Inc.	47	674
Unum Group	48	1,336
Willis Towers Watson PLC	127	29,068
WR Berkley Corp.	118	8,891
		744,244
INTERACTIVE MEDIA & SERVICES — 6.2%
Alphabet, Inc. Class A (a)	629	1,297,325
Alphabet, Inc. Class C (a)	603	1,247,384
Facebook, Inc. Class A (a)	7,147	2,105,006
QuinStreet, Inc. (a)	123	2,497
TripAdvisor, Inc. (a)	117	6,293
Twitter, Inc. (a)	3,056	194,453
Yelp, Inc. (a)	7	273
		4,853,231
INTERNET & DIRECT MARKETING RETAIL — 6.5%
Amazon.com, Inc. (a)	1,554	4,808,200
eBay, Inc.	2,229	136,504

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Etsy, Inc. (a)	541	$109,103
GrubHub, Inc. (a)	295	17,700
PetMed Express, Inc. (c)	100	3,518
Shutterstock, Inc.	65	5,788
Stamps.com, Inc. (a)	80	15,961
		5,096,774
IT SERVICES — 4.3%
Accenture PLC Class A	1,600	442,000
Akamai Technologies, Inc. (a)	268	27,309
Alliance Data Systems Corp.	4	448
Automatic Data Processing, Inc.	518	97,627
Broadridge Financial Solutions, Inc.	292	44,705
Cardtronics PLC Class A (a)	16	621
Cognizant Technology Solutions Corp. Class A	1,585	123,820
Concentrix Corp. (a)	5	749
CSG Systems International, Inc.	20	898
DXC Technology Co. (a)	46	1,438
EVERTEC, Inc.	113	4,206
ExlService Holdings, Inc. (a)	36	3,246
Fidelity National Information Services, Inc.	477	67,071
Fiserv, Inc. (a)	315	37,498
FleetCor Technologies, Inc. (a)	28	7,522
Gartner, Inc. (a)	52	9,493
Global Payments, Inc.	427	86,075
International Business Machines Corp.	489	65,164
Jack Henry & Associates, Inc.	109	16,537
LiveRamp Holdings, Inc. (a)	270	14,008
Mastercard, Inc. Class A	1,449	515,916
MAXIMUS, Inc.	50	4,452
NIC, Inc.	199	6,752
Paychex, Inc.	527	51,657
PayPal Holdings, Inc. (a)	5,018	1,218,571
Perficient, Inc. (a)	66	3,875
Perspecta, Inc.	47	1,365
Sabre Corp. (a) (c)	167	2,473
Sykes Enterprises, Inc. (a)	82	3,615
TTEC Holdings, Inc.	78	7,835
Unisys Corp. (a)	270	6,863
VeriSign, Inc. (a)	122	24,249
Visa, Inc. Class A	2,421	512,598
Western Union Co.	136	3,354
WEX, Inc. (a)	20	4,184
		3,418,194
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	180	17,167
Callaway Golf Co.	185	4,949
Hasbro, Inc.	104	9,996
Mattel, Inc. (a)	650	12,948
Polaris, Inc.	74	9,879
Sturm Ruger & Co., Inc.	61	4,030
Vista Outdoor, Inc. (a)	270	8,659
YETI Holdings, Inc. (a)	321	23,179
		90,807
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 1.8%
Agilent Technologies, Inc.	1,042	$132,480
Bio-Rad Laboratories, Inc. Class A (a)	79	45,122
Bio-Techne Corp.	131	50,033
Charles River Laboratories International, Inc. (a)	191	55,358
Illumina, Inc. (a)	369	141,718
IQVIA Holdings, Inc. (a)	334	64,509
Luminex Corp.	125	3,987
Medpace Holdings, Inc. (a)	101	16,569
Mettler-Toledo International, Inc. (a)	81	93,611
NeoGenomics, Inc. (a)	450	21,703
PerkinElmer, Inc.	377	48,365
PRA Health Sciences, Inc. (a)	148	22,693
Repligen Corp. (a)	210	40,826
Syneos Health, Inc. (a)	122	9,254
Thermo Fisher Scientific, Inc.	1,349	615,657
Waters Corp. (a)	88	25,007
		1,386,892
MACHINERY — 2.6%
AGCO Corp.	209	30,023
Alamo Group, Inc.	17	2,655
Albany International Corp. Class A	4	334
Astec Industries, Inc.	83	6,260
Barnes Group, Inc.	46	2,279
Caterpillar, Inc.	1,730	401,135
Chart Industries, Inc. (a)	143	20,356
CIRCOR International, Inc. (a)	7	244
Colfax Corp. (a)	82	3,592
Crane Co.	18	1,690
Cummins, Inc.	503	130,332
Deere & Co.	1,204	450,465
Donaldson Co., Inc.	180	10,469
Dover Corp.	252	34,557
Enerpac Tool Group Corp.	19	496
EnPro Industries, Inc.	56	4,775
ESCO Technologies, Inc.	47	5,118
Federal Signal Corp.	94	3,600
Flowserve Corp.	18	699
Fortive Corp.	589	41,607
Franklin Electric Co., Inc.	96	7,578
Graco, Inc.	524	37,529
Greenbrier Cos., Inc.	112	5,289
Hillenbrand, Inc.	238	11,355
IDEX Corp.	184	38,515
Illinois Tool Works, Inc.	538	119,178
Ingersoll Rand, Inc. (a)	938	46,159
ITT, Inc.	134	12,182
John Bean Technologies Corp.	20	2,667
Kennametal, Inc.	175	6,995
Lincoln Electric Holdings, Inc.	177	21,760
Lindsay Corp.	19	3,166
Lydall, Inc. (a)	2	68
Meritor, Inc. (a)	182	5,354
Middleby Corp. (a)	91	15,083
Mueller Industries, Inc.	61	2,522

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Nordson Corp.	113	$22,451
Oshkosh Corp.	79	9,374
Otis Worldwide Corp.	1,374	94,050
PACCAR, Inc.	647	60,119
Parker-Hannifin Corp.	410	129,326
Pentair PLC	384	23,931
Proto Labs, Inc. (a)	80	9,740
Snap-on, Inc.	77	17,767
SPX Corp. (a)	67	3,904
SPX FLOW, Inc.	125	7,916
Standex International Corp.	1	96
Stanley Black & Decker, Inc.	279	55,708
Tennant Co.	15	1,198
Terex Corp.	220	10,135
Timken Co.	231	18,750
Toro Co.	232	23,929
Trinity Industries, Inc.	286	8,148
Wabash National Corp.	26	489
Watts Water Technologies, Inc. Class A	64	7,604
Westinghouse Air Brake Technologies Corp.	145	11,478
Woodward, Inc.	70	8,444
Xylem, Inc.	416	43,755
		2,054,398
MARINE — 0.0% (b)
Kirby Corp. (a)	5	301
Matson, Inc.	156	10,405
SEACOR Holdings, Inc. (a)	25	1,019
		11,725
MEDIA — 1.3%
AMC Networks, Inc. Class A (a)	55	2,924
Cable One, Inc.	15	27,426
Charter Communications, Inc. Class A (a)	358	220,893
Comcast Corp. Class A	10,529	569,724
Discovery, Inc. Class A (a) (c)	184	7,997
Discovery, Inc. Class C (a)	125	4,611
DISH Network Corp. Class A (a)	143	5,177
EW Scripps Co. Class A	145	2,794
Fox Corp. Class A	37	1,336
Fox Corp. Class B	70	2,445
Gannett Co., Inc. (a)	78	420
Interpublic Group of Cos., Inc.	557	16,264
John Wiley & Sons, Inc. Class A	5	271
Meredith Corp.	70	2,085
New York Times Co. Class A	557	28,195
News Corp. Class A	1,159	29,473
News Corp. Class B	226	5,302
Omnicom Group, Inc.	77	5,710
TechTarget, Inc. (a)	120	8,334
TEGNA, Inc.	139	2,617
ViacomCBS, Inc. Class B	970	43,747
		987,745
Security Description	Shares	Value
METALS & MINING — 0.7%
Allegheny Technologies, Inc. (a)	16	$337
Arconic Corp. (a)	445	11,299
Carpenter Technology Corp.	41	1,687
Century Aluminum Co. (a)	127	2,243
Cleveland-Cliffs, Inc. (c)	2,042	41,065
Commercial Metals Co.	208	6,415
Compass Minerals International, Inc.	22	1,380
Freeport-McMoRan, Inc. (a)	6,222	204,890
Materion Corp.	36	2,385
Newmont Corp.	2,382	143,563
Nucor Corp.	563	45,192
Reliance Steel & Aluminum Co.	84	12,792
Royal Gold, Inc.	33	3,551
Steel Dynamics, Inc.	504	25,583
SunCoke Energy, Inc.	21	147
TimkenSteel Corp. (a)	70	823
United States Steel Corp.	1,136	29,729
Worthington Industries, Inc.	123	8,252
		541,333
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (b)
Apollo Commercial Real Estate Finance, Inc. REIT	18	252
ARMOUR Residential REIT, Inc.	47	573
Granite Point Mortgage Trust, Inc. REIT	35	419
Invesco Mortgage Capital, Inc. REIT (c)	415	1,664
New York Mortgage Trust, Inc. REIT	598	2,673
PennyMac Mortgage Investment Trust REIT	13	255
Redwood Trust, Inc. REIT	124	1,291
		7,127
MULTI-UTILITIES — 0.2%
Ameren Corp.	190	15,458
Avista Corp.	40	1,910
Black Hills Corp.	22	1,469
CenterPoint Energy, Inc.	195	4,417
CMS Energy Corp.	158	9,673
Consolidated Edison, Inc.	38	2,842
Dominion Energy, Inc.	448	34,030
DTE Energy Co.	106	14,113
MDU Resources Group, Inc.	167	5,279
NiSource, Inc.	228	5,497
NorthWestern Corp.	30	1,956
Public Service Enterprise Group, Inc.	500	30,105
Sempra Energy	95	12,595
WEC Energy Group, Inc.	173	16,191
		155,535
MULTILINE RETAIL — 0.8%
Big Lots, Inc.	182	12,431
Dollar General Corp.	766	155,207
Dollar Tree, Inc. (a)	542	62,037
Kohl's Corp.	122	7,272
Macy's, Inc. (a)	146	2,364

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Nordstrom, Inc. (a)	14	$530
Ollie's Bargain Outlet Holdings, Inc. (a)	202	17,574
Target Corp.	1,922	380,691
		638,106
OIL, GAS & CONSUMABLE FUELS — 0.4%
Antero Midstream Corp.	1,162	10,493
APA Corp.	59	1,056
Cabot Oil & Gas Corp.	744	13,972
Callon Petroleum Co. (a)	1	39
Chevron Corp.	634	66,437
Cimarex Energy Co.	20	1,188
CNX Resources Corp. (a)	765	11,245
ConocoPhillips	178	9,429
CONSOL Energy, Inc. (a)	138	1,341
Devon Energy Corp.	70	1,529
Diamondback Energy, Inc.	7	514
EOG Resources, Inc.	100	7,253
EQT Corp. (a)	1,181	21,943
Equitrans Midstream Corp.	28	228
Exxon Mobil Corp.	530	29,590
Green Plains, Inc. (a) (c)	57	1,543
Hess Corp.	150	10,614
HollyFrontier Corp.	24	859
Kinder Morgan, Inc.	227	3,780
Marathon Oil Corp.	131	1,399
Marathon Petroleum Corp.	76	4,065
Matador Resources Co.	20	469
Murphy Oil Corp. (c)	26	427
Occidental Petroleum Corp.	144	3,833
ONEOK, Inc.	48	2,432
PBF Energy, Inc. Class A (a)	57	807
PDC Energy, Inc. (a)	65	2,236
Penn Virginia Corp. (a)	19	255
Phillips 66	51	4,159
Pioneer Natural Resources Co.	59	9,370
Range Resources Corp. (a)	984	10,165
Renewable Energy Group, Inc. (a)	181	11,953
SM Energy Co.	48	786
Southwestern Energy Co. (a)	2,766	12,862
Valero Energy Corp.	47	3,365
Williams Cos., Inc.	1,466	34,729
World Fuel Services Corp.	8	282
		296,647
PAPER & FOREST PRODUCTS — 0.0% (b)
Clearwater Paper Corp. (a)	77	2,897
Domtar Corp.	6	222
Glatfelter Corp.	51	874
Louisiana-Pacific Corp.	200	11,092
Neenah, Inc.	5	257
Schweitzer-Mauduit International, Inc.	11	539
		15,881
PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A (a)	38	342
Edgewell Personal Care Co.	161	6,376
Security Description	Shares	Value
Estee Lauder Cos., Inc. Class A	733	$213,193
Inter Parfums, Inc.	23	1,631
Medifast, Inc.	41	8,685
Nu Skin Enterprises, Inc. Class A	207	10,948
USANA Health Sciences, Inc. (a)	28	2,733
		243,908
PHARMACEUTICALS — 2.3%
ANI Pharmaceuticals, Inc. (a)	43	1,554
Bristol-Myers Squibb Co.	2,233	140,969
Catalent, Inc. (a)	631	66,451
Corcept Therapeutics, Inc. (a)	447	10,634
Eli Lilly & Co.	1,831	342,067
Endo International PLC (a)	654	4,846
Innoviva, Inc. (a)	100	1,195
Jazz Pharmaceuticals PLC (a)	110	18,081
Johnson & Johnson	3,758	617,627
Lannett Co., Inc. (a) (c)	20	106
Merck & Co., Inc.	1,945	149,940
Nektar Therapeutics (a)	135	2,700
Pacira BioSciences, Inc. (a)	125	8,761
Perrigo Co. PLC	15	607
Pfizer, Inc.	6,714	243,248
Phibro Animal Health Corp. Class A	2	49
Prestige Consumer Healthcare, Inc. (a)	16	705
Supernus Pharmaceuticals, Inc. (a)	5	131
Viatris, Inc. (a)	379	5,295
Zoetis, Inc.	1,096	172,598
		1,787,564
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	122	11,644
CACI International, Inc. Class A (a)	27	6,660
CoreLogic, Inc.	312	24,726
Equifax, Inc.	307	55,607
Exponent, Inc.	114	11,109
FTI Consulting, Inc. (a)	38	5,324
Heidrick & Struggles International, Inc.	37	1,322
IHS Markit, Ltd.	614	59,423
Insperity, Inc.	19	1,591
Jacobs Engineering Group, Inc.	242	31,283
KBR, Inc.	259	9,943
Korn Ferry	26	1,622
Leidos Holdings, Inc.	161	15,501
ManpowerGroup, Inc.	67	6,626
ManTech International Corp. Class A	12	1,043
Nielsen Holdings PLC	431	10,840
Resources Connection, Inc.	144	1,950
Robert Half International, Inc.	123	9,602
Science Applications International Corp.	65	5,433
Verisk Analytics, Inc.	410	72,443
		343,692
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	332	26,265
Jones Lang LaSalle, Inc. (a)	20	3,581

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Marcus & Millichap, Inc. (a)	2	$67
Realogy Holdings Corp. (a) (c)	426	6,445
St. Joe Co.	134	5,749
		42,107
ROAD & RAIL — 1.0%
ArcBest Corp.	70	4,926
Avis Budget Group, Inc. (a)	105	7,617
CSX Corp.	1,596	153,886
Heartland Express, Inc.	20	392
JB Hunt Transport Services, Inc.	211	35,463
Kansas City Southern	196	51,728
Knight-Swift Transportation Holdings, Inc.	249	11,974
Landstar System, Inc.	83	13,700
Marten Transport, Ltd.	216	3,665
Norfolk Southern Corp.	474	127,278
Old Dominion Freight Line, Inc.	327	78,614
Ryder System, Inc.	172	13,012
Saia, Inc. (a)	113	26,056
Union Pacific Corp.	1,258	277,276
Werner Enterprises, Inc.	128	6,038
		811,625
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.9%
Advanced Energy Industries, Inc.	122	13,319
Advanced Micro Devices, Inc. (a)	5,201	408,279
Analog Devices, Inc.	1,177	182,529
Applied Materials, Inc.	3,109	415,362
Axcelis Technologies, Inc. (a)	47	1,931
Broadcom, Inc.	1,393	645,878
Brooks Automation, Inc.	300	24,495
CEVA, Inc. (a)	76	4,267
Cirrus Logic, Inc. (a)	93	7,886
CMC Materials, Inc.	30	5,304
Cohu, Inc. (a)	161	6,736
Cree, Inc. (a)	473	51,146
Diodes, Inc. (a)	124	9,900
DSP Group, Inc. (a)	25	356
Enphase Energy, Inc. (a)	569	92,269
First Solar, Inc. (a)	363	31,690
FormFactor, Inc. (a)	297	13,398
Ichor Holdings, Ltd. (a)	8	430
Intel Corp.	450	28,800
KLA Corp.	559	184,694
Kulicke & Soffa Industries, Inc.	119	5,844
Lam Research Corp.	521	310,120
Maxim Integrated Products, Inc.	910	83,147
MaxLinear, Inc. (a) (c)	315	10,735
Microchip Technology, Inc.	919	142,647
Micron Technology, Inc. (a)	3,545	312,704
MKS Instruments, Inc.	188	34,859
Monolithic Power Systems, Inc.	183	64,637
NVIDIA Corp.	2,659	1,419,720
Onto Innovation, Inc. (a)	113	7,425
PDF Solutions, Inc. (a)	141	2,507
Security Description	Shares	Value
Photronics, Inc. (a)	179	$2,302
Power Integrations, Inc.	230	18,740
Qorvo, Inc. (a)	413	75,455
QUALCOMM, Inc.	4,625	613,229
Rambus, Inc. (a)	145	2,819
Semtech Corp. (a)	221	15,249
Silicon Laboratories, Inc. (a)	111	15,659
Skyworks Solutions, Inc.	529	97,061
SolarEdge Technologies, Inc. (a)	233	66,974
Synaptics, Inc. (a)	119	16,115
Teradyne, Inc.	674	82,012
Texas Instruments, Inc.	2,924	552,607
Ultra Clean Holdings, Inc. (a)	121	7,023
Universal Display Corp.	108	25,571
Veeco Instruments, Inc. (a)	57	1,182
Xilinx, Inc.	942	116,714
		6,231,726
SOFTWARE — 10.4%
8x8, Inc. (a)	455	14,760
ACI Worldwide, Inc. (a)	192	7,306
Adobe, Inc. (a)	1,527	725,890
Agilysys, Inc. (a)	23	1,103
Alarm.com Holdings, Inc. (a)	192	16,585
ANSYS, Inc. (a)	255	86,588
Autodesk, Inc. (a)	748	207,308
Blackbaud, Inc. (a)	6	426
Bottomline Technologies DE, Inc. (a)	59	2,670
Cadence Design Systems, Inc. (a)	1,195	163,703
CDK Global, Inc.	73	3,946
Ceridian HCM Holding, Inc. (a)	447	37,669
Citrix Systems, Inc.	176	24,703
CommVault Systems, Inc. (a)	108	6,966
Ebix, Inc. (c)	2	64
Fair Isaac Corp. (a)	67	32,565
Fortinet, Inc. (a)	340	62,703
InterDigital, Inc.	19	1,206
Intuit, Inc.	874	334,794
J2 Global, Inc. (a)	42	5,034
LivePerson, Inc. (a) (c)	213	11,234
Manhattan Associates, Inc. (a)	159	18,663
Microsoft Corp.	20,749	4,891,992
MicroStrategy, Inc. Class A (a) (c)	31	21,043
NortonLifeLock, Inc.	1,495	31,784
OneSpan, Inc. (a)	101	2,474
Oracle Corp.	4,286	300,749
Paycom Software, Inc. (a)	166	61,430
Paylocity Holding Corp. (a)	133	23,917
Progress Software Corp.	83	3,657
PTC, Inc. (a)	357	49,141
Qualys, Inc. (a)	113	11,840
SailPoint Technologies Holding, Inc. (a)	389	19,699
salesforce.com, Inc. (a)	1,909	404,460
ServiceNow, Inc. (a)	755	377,583
SPS Commerce, Inc. (a)	151	14,996
Synopsys, Inc. (a)	620	153,624

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Teradata Corp. (a)	15	$578
Tyler Technologies, Inc. (a)	117	49,670
Xperi Holding Corp.	313	6,814
		8,191,337
SPECIALTY RETAIL — 2.6%
Abercrombie & Fitch Co. Class A (a)	185	6,347
Advance Auto Parts, Inc.	142	26,056
American Eagle Outfitters, Inc.	476	13,918
Asbury Automotive Group, Inc. (a)	66	12,969
AutoNation, Inc. (a)	226	21,068
AutoZone, Inc. (a)	39	54,768
Bed Bath & Beyond, Inc. (a)	265	7,725
Best Buy Co., Inc.	481	55,224
Buckle, Inc.	48	1,885
Caleres, Inc.	5	109
CarMax, Inc. (a)	126	16,715
Children's Place, Inc. (a)	1	70
Designer Brands, Inc. Class A (a)	121	2,105
Dick's Sporting Goods, Inc. (c)	181	13,783
Five Below, Inc. (a)	190	36,250
Foot Locker, Inc.	149	8,381
GameStop Corp. Class A (a)	235	44,608
Gap, Inc. (a)	359	10,691
Genesco, Inc. (a)	45	2,138
Group 1 Automotive, Inc.	44	6,943
Guess?, Inc.	46	1,081
Haverty Furniture Cos., Inc.	106	3,942
Hibbett Sports, Inc. (a)	85	5,856
Home Depot, Inc.	2,010	613,553
L Brands, Inc. (a)	898	55,550
Lithia Motors, Inc. Class A	112	43,690
Lowe's Cos., Inc.	2,334	443,880
Lumber Liquidators Holdings, Inc. (a)	126	3,165
MarineMax, Inc. (a)	90	4,442
Michaels Cos., Inc. (a)	316	6,933
Monro, Inc.	4	263
Murphy USA, Inc.	47	6,794
ODP Corp. (a)	156	6,753
O'Reilly Automotive, Inc. (a)	104	52,754
Rent-A-Center, Inc.	156	8,995
RH (a)	70	41,762
Ross Stores, Inc.	508	60,914
Sally Beauty Holdings, Inc. (a)	58	1,168
Signet Jewelers, Ltd. (a)	86	4,986
Sleep Number Corp. (a)	101	14,493
Sonic Automotive, Inc. Class A	72	3,569
TJX Cos., Inc.	2,242	148,308
Tractor Supply Co.	397	70,301
Ulta Beauty, Inc. (a)	59	18,241
Urban Outfitters, Inc. (a)	7	260
Williams-Sonoma, Inc.	268	48,026
		2,011,432
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 10.2%
3D Systems Corp. (a)	21	576
Security Description	Shares	Value
Apple, Inc.	64,253	$7,848,504
Diebold Nixdorf, Inc. (a)	9	127
Hewlett Packard Enterprise Co.	504	7,933
HP, Inc.	2,619	83,153
NCR Corp. (a) (c)	184	6,983
NetApp, Inc.	564	40,986
Seagate Technology PLC	369	28,321
Western Digital Corp.	105	7,009
Xerox Holdings Corp.	67	1,626
		8,025,218
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Capri Holdings, Ltd. (a)	480	24,480
Carter's, Inc. (a)	47	4,180
Columbia Sportswear Co.	10	1,056
Crocs, Inc. (a)	259	20,837
Deckers Outdoor Corp. (a)	97	32,051
Fossil Group, Inc. (a)	35	434
G-III Apparel Group, Ltd. (a)	4	121
Hanesbrands, Inc. (c)	608	11,959
Kontoor Brands, Inc. (c)	67	3,252
NIKE, Inc. Class B	4,337	576,344
Oxford Industries, Inc.	5	437
PVH Corp. (a)	85	8,985
Ralph Lauren Corp. (a)	6	739
Skechers U.S.A., Inc. Class A (a)	120	5,005
Steven Madden, Ltd.	27	1,006
Tapestry, Inc. (a)	578	23,819
Under Armour, Inc. Class A (a)	81	1,795
Under Armour, Inc. Class C (a)	142	2,621
VF Corp.	387	30,929
Wolverine World Wide, Inc.	45	1,724
		751,774
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a)	152	7,146
Essent Group, Ltd.	66	3,134
Flagstar Bancorp, Inc.	105	4,735
HomeStreet, Inc.	23	1,014
Meta Financial Group, Inc.	4	181
Mr Cooper Group, Inc. (a)	279	9,698
New York Community Bancorp, Inc.	537	6,777
NMI Holdings, Inc. Class A (a)	11	260
Northwest Bancshares, Inc.	22	318
Provident Financial Services, Inc.	57	1,270
TrustCo Bank Corp.	117	862
Walker & Dunlop, Inc.	92	9,452
Washington Federal, Inc.	27	832
		45,679
TOBACCO — 0.3%
Altria Group, Inc.	1,020	52,183
Philip Morris International, Inc.	1,882	167,009
Universal Corp.	27	1,593
Vector Group, Ltd.	214	2,985
		223,770

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	89	$8,114
Boise Cascade Co.	86	5,145
Fastenal Co.	1,955	98,297
GATX Corp.	69	6,399
GMS, Inc. (a)	47	1,962
MSC Industrial Direct Co., Inc. Class A	136	12,266
NOW, Inc. (a)	194	1,958
United Rentals, Inc. (a)	277	91,219
W.W. Grainger, Inc.	143	57,333
Watsco, Inc.	104	27,118
		309,811
WATER UTILITIES — 0.1%
American States Water Co.	22	1,663
American Water Works Co., Inc.	298	44,676
California Water Service Group	17	958
Essential Utilities, Inc.	181	8,100
		55,397
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Shenandoah Telecommunications Co.	60	2,929
Spok Holdings, Inc.	23	241
Telephone & Data Systems, Inc.	44	1,010
T-Mobile US, Inc. (a)	2,243	281,026
		285,206
TOTAL COMMON STOCKS (Cost $60,772,358)		78,799,169
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (e) (f)	70,786	$70,807
State Street Navigator Securities Lending Portfolio II (d) (g)	62,195	62,195
TOTAL SHORT-TERM INVESTMENTS (Cost $133,002)		133,002
TOTAL INVESTMENTS — 100.1% (Cost $60,905,360)		78,932,171
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(41,002)
NET ASSETS — 100.0%		$78,891,169
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2021.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$78,799,169	$—	$—	$78,799,169
Short-Term Investments	133,002	—	—	133,002
TOTAL INVESTMENTS	$78,932,171	$—	$—	$78,932,171
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Corp.	477	$30,313	$29,091	$44,039	$(860)	$9,606	287	$24,111	$773
State Street Institutional Liquid Reserves Fund, Premier Class	47,960	47,979	1,206,201	1,183,351	(19)	(3)	70,786	70,807	61
State Street Navigator Securities Lending Portfolio II	56,790	56,790	714,132	708,727	—	—	62,195	62,195	1,499
Total		$135,082	$1,949,424	$1,936,117	$(879)	$9,603		$157,113	$2,333
See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.5%
AAR Corp. (a)	168	$6,997
Aerojet Rocketdyne Holdings, Inc.	164	7,701
AeroVironment, Inc. (a)	8	929
Axon Enterprise, Inc. (a)	36	5,127
Boeing Co. (a)	1,970	501,798
Cubic Corp.	77	5,742
Curtiss-Wright Corp.	90	10,674
General Dynamics Corp.	1,141	207,160
Howmet Aerospace, Inc. (a)	1,942	62,397
Huntington Ingalls Industries, Inc.	162	33,348
Kaman Corp.	92	4,719
L3Harris Technologies, Inc.	256	51,886
Lockheed Martin Corp.	565	208,768
Mercury Systems, Inc. (a)	83	5,864
Moog, Inc. Class A	169	14,052
National Presto Industries, Inc.	8	817
Northrop Grumman Corp.	344	111,332
Park Aerospace Corp.	83	1,097
Raytheon Technologies Corp.	5,181	400,336
Teledyne Technologies, Inc. (a)	59	24,405
Textron, Inc.	1,788	100,271
TransDigm Group, Inc. (a)	82	48,209
Triumph Group, Inc. (a)	682	12,535
		1,826,164
AIR FREIGHT & LOGISTICS — 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	340	20,550
C.H. Robinson Worldwide, Inc.	504	48,097
Echo Global Logistics, Inc. (a)	415	13,035
Expeditors International of Washington, Inc.	335	36,076
FedEx Corp.	1,355	384,874
Forward Air Corp.	84	7,460
Hub Group, Inc. Class A (a)	173	11,639
United Parcel Service, Inc. Class B	2,553	433,984
XPO Logistics, Inc. (a)	802	98,887
		1,054,602
AIRLINES — 1.2%
Alaska Air Group, Inc. (a)	1,784	123,471
Allegiant Travel Co. (a)	172	41,978
American Airlines Group, Inc. (a)	9,236	220,740
Delta Air Lines, Inc. (a)	9,252	446,687
Hawaiian Holdings, Inc. (a)	679	18,109
JetBlue Airways Corp. (a)	4,421	89,923
SkyWest, Inc. (a)	758	41,296
Southwest Airlines Co. (a)	3,303	201,681
United Airlines Holdings, Inc. (a)	4,597	264,511
		1,448,396
AUTO COMPONENTS — 0.6%
Adient PLC (a)	1,442	63,736
American Axle & Manufacturing Holdings, Inc. (a)	1,446	13,968
Security Description	Shares	Value
Aptiv PLC (a)	968	$133,487
BorgWarner, Inc.	1,873	86,832
Cooper Tire & Rubber Co.	677	37,899
Cooper-Standard Holdings, Inc. (a)	248	9,007
Dana, Inc.	2,031	49,414
Dorman Products, Inc. (a)	84	8,622
Fox Factory Holding Corp. (a)	83	10,546
Gentex Corp.	514	18,334
Gentherm, Inc. (a)	168	12,451
Goodyear Tire & Rubber Co. (a)	3,145	55,258
LCI Industries	88	11,641
Lear Corp.	771	139,744
Patrick Industries, Inc.	166	14,110
Standard Motor Products, Inc.	86	3,576
Visteon Corp. (a)	163	19,878
		688,503
AUTOMOBILES — 1.7%
Ford Motor Co. (a)	56,418	691,121
General Motors Co. (a)	18,307	1,051,920
Harley-Davidson, Inc.	2,214	88,781
Thor Industries, Inc.	772	104,019
Winnebago Industries, Inc.	171	13,118
		1,948,959
BANKS — 10.1%
Ameris Bancorp	168	8,822
Associated Banc-Corp.	1,196	25,523
Banc of California, Inc.	588	10,631
BancorpSouth Bank	518	16,825
Bank of America Corp.	59,798	2,313,585
Bank of Hawaii Corp.	93	8,323
Bank OZK	1,777	72,590
Banner Corp.	91	4,853
Berkshire Hills Bancorp, Inc.	769	17,164
Boston Private Financial Holdings, Inc.	425	5,661
Brookline Bancorp, Inc.	335	5,025
Cadence BanCorp	1,866	38,682
Cathay General Bancorp	595	24,264
Central Pacific Financial Corp.	171	4,562
CIT Group, Inc.	1,362	70,157
Citigroup, Inc.	16,413	1,194,046
Citizens Financial Group, Inc.	6,141	271,125
City Holding Co.	82	6,706
Columbia Banking System, Inc.	342	14,737
Comerica, Inc.	2,029	145,560
Commerce Bancshares, Inc.	266	20,378
Community Bank System, Inc.	164	12,582
Cullen/Frost Bankers, Inc.	335	36,435
Customers Bancorp, Inc. (a)	588	18,710
CVB Financial Corp.	260	5,743
Eagle Bancorp, Inc.	93	4,949
East West Bancorp, Inc.	1,182	87,232
Fifth Third Bancorp	10,302	385,810
First BanCorp	1,706	19,210

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
First Commonwealth Financial Corp.	336	$4,828
First Financial Bancorp	418	10,032
First Financial Bankshares, Inc.	178	8,318
First Horizon National Corp.	4,408	74,539
First Midwest Bancorp, Inc.	670	14,680
First Republic Bank	417	69,535
FNB Corp.	2,209	28,054
Fulton Financial Corp.	939	15,991
Glacier Bancorp, Inc.	250	14,270
Great Western Bancorp, Inc.	261	7,906
Hancock Whitney Corp.	1,272	53,437
Hanmi Financial Corp.	257	5,071
Heritage Financial Corp.	253	7,145
Home BancShares, Inc.	680	18,394
Hope Bancorp, Inc.	1,862	28,042
Huntington Bancshares, Inc.	8,172	128,464
Independent Bank Corp.	79	6,651
International Bancshares Corp.	253	11,744
JPMorgan Chase & Co.	10,984	1,672,094
KeyCorp.	7,813	156,104
M&T Bank Corp.	688	104,308
NBT Bancorp, Inc.	176	7,022
OFG Bancorp	252	5,700
Old National Bancorp	679	13,132
Pacific Premier Bancorp, Inc.	592	25,716
PacWest Bancorp	1,706	65,084
People's United Financial, Inc.	2,123	38,002
Pinnacle Financial Partners, Inc.	417	36,971
PNC Financial Services Group, Inc.	2,378	417,125
Prosperity Bancshares, Inc.	348	26,062
Regions Financial Corp.	14,029	289,839
S&T Bancorp, Inc.	93	3,115
Seacoast Banking Corp. of Florida (a)	177	6,414
ServisFirst Bancshares, Inc.	93	5,704
Signature Bank	274	61,951
Simmons First National Corp. Class A	586	17,387
Southside Bancshares, Inc.	93	3,581
Sterling Bancorp	1,610	37,062
SVB Financial Group (a)	265	130,820
Synovus Financial Corp.	1,183	54,122
TCF Financial Corp.	763	35,449
Texas Capital Bancshares, Inc. (a)	419	29,715
Tompkins Financial Corp.	4	331
Triumph Bancorp, Inc. (a)	165	12,769
Truist Financial Corp.	4,582	267,222
Trustmark Corp.	263	8,853
UMB Financial Corp.	259	23,913
Umpqua Holdings Corp.	1,522	26,711
United Bankshares, Inc.	685	26,427
United Community Banks, Inc.	347	11,840
US Bancorp	7,610	420,909
Valley National Bancorp	3,064	42,099
Veritex Holdings, Inc.	336	10,994
Security Description	Shares	Value
Webster Financial Corp.	757	$41,718
Wells Fargo & Co.	59,682	2,331,776
Westamerica Bancorp	79	4,960
Wintrust Financial Corp.	430	32,594
Zions Bancorp NA	1,357	74,581
		11,937,167
BEVERAGES — 0.8%
Boston Beer Co., Inc. Class A (a)	10	12,063
Brown-Forman Corp. Class B	418	28,830
Coca-Cola Co.	5,515	290,696
Coca-Cola Consolidated, Inc.	28	8,086
Constellation Brands, Inc. Class A	425	96,900
Molson Coors Beverage Co. Class B (a)	2,722	139,230
Monster Beverage Corp. (a)	516	47,002
National Beverage Corp. (b)	340	16,629
PepsiCo, Inc.	1,960	277,242
		916,678
BIOTECHNOLOGY — 1.1%
AbbVie, Inc.	3,818	413,184
Alexion Pharmaceuticals, Inc. (a)	503	76,914
Amgen, Inc.	1,187	295,337
Arrowhead Pharmaceuticals, Inc. (a)	87	5,769
Biogen, Inc. (a)	339	94,835
Emergent BioSolutions, Inc. (a)	90	8,362
Exelixis, Inc. (a)	684	15,452
Gilead Sciences, Inc.	2,719	175,729
Incyte Corp. (a)	176	14,304
Ligand Pharmaceuticals, Inc. (a)	162	24,697
Myriad Genetics, Inc. (a)	249	7,582
Regeneron Pharmaceuticals, Inc. (a)	151	71,444
Spectrum Pharmaceuticals, Inc. (a)	81	264
United Therapeutics Corp. (a)	87	14,552
Vertex Pharmaceuticals, Inc. (a)	247	53,078
		1,271,503
BUILDING PRODUCTS — 0.7%
A.O. Smith Corp.	342	23,123
AAON, Inc.	77	5,391
Allegion PLC	90	11,306
American Woodmark Corp. (a)	164	16,167
Apogee Enterprises, Inc.	165	6,745
Carrier Global Corp.	2,794	117,963
Fortune Brands Home & Security, Inc.	433	41,490
Gibraltar Industries, Inc. (a)	93	8,510
Griffon Corp.	340	9,238
Johnson Controls International PLC	3,998	238,561
Lennox International, Inc.	51	15,891
Masco Corp.	592	35,461
Owens Corning	851	78,368
PGT Innovations, Inc. (a)	264	6,666
Quanex Building Products Corp.	170	4,459

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Resideo Technologies, Inc. (a)	1,876	$52,997
Simpson Manufacturing Co., Inc.	86	8,921
Trane Technologies PLC	599	99,170
Trex Co., Inc. (a)	170	15,562
UFP Industries, Inc.	263	19,946
		815,935
CAPITAL MARKETS — 4.2%
Affiliated Managers Group, Inc.	336	50,074
Ameriprise Financial, Inc.	652	151,557
Bank of New York Mellon Corp.	4,505	213,041
BlackRock, Inc.	483	364,163
Blucora, Inc. (a)	167	2,779
Cboe Global Markets, Inc.	170	16,777
Charles Schwab Corp.	5,015	326,878
CME Group, Inc.	510	104,157
Donnelley Financial Solutions, Inc. (a)	420	11,689
Evercore, Inc. Class A	334	44,001
FactSet Research Systems, Inc.	25	7,715
Federated Hermes, Inc.	427	13,365
Franklin Resources, Inc.	3,824	113,190
Goldman Sachs Group, Inc.	2,717	888,459
Greenhill & Co., Inc.	173	2,851
Interactive Brokers Group, Inc. Class A	422	30,823
Intercontinental Exchange, Inc.	771	86,105
Invesco, Ltd.	5,521	139,240
Janus Henderson Group PLC	2,390	74,448
MarketAxess Holdings, Inc.	14	6,971
Moody's Corp.	90	26,875
Morgan Stanley	21,714	1,686,309
MSCI, Inc.	37	15,513
Nasdaq, Inc.	265	39,077
Northern Trust Corp.	767	80,619
Piper Sandler Cos.	81	8,882
Raymond James Financial, Inc.	604	74,026
S&P Global, Inc.	107	37,757
SEI Investments Co.	263	16,025
State Street Corp. (c)	1,954	164,156
Stifel Financial Corp.	593	37,988
StoneX Group, Inc. (a)	249	16,280
T Rowe Price Group, Inc.	513	88,031
Virtus Investment Partners, Inc.	30	7,065
Waddell & Reed Financial, Inc. Class A	1,027	25,726
WisdomTree Investments, Inc.	1,357	8,481
		4,981,093
CHEMICALS — 2.6%
AdvanSix, Inc. (a)	519	13,920
Air Products & Chemicals, Inc.	335	94,249
Albemarle Corp.	390	56,983
American Vanguard Corp.	85	1,735
Ashland Global Holdings, Inc.	330	29,294
Avient Corp.	426	20,137
Balchem Corp.	8	1,003
Security Description	Shares	Value
Cabot Corp.	430	$22,549
Celanese Corp.	595	89,137
CF Industries Holdings, Inc.	1,094	49,646
Chemours Co.	2,377	66,342
Corteva, Inc.	2,633	122,750
Dow, Inc.	5,861	374,752
DuPont de Nemours, Inc.	7,795	602,398
Eastman Chemical Co.	1,104	121,572
Ecolab, Inc.	379	81,133
Ferro Corp. (a)	421	7,098
FMC Corp.	178	19,689
FutureFuel Corp.	341	4,955
GCP Applied Technologies, Inc. (a)	258	6,331
Hawkins, Inc.	160	5,363
HB Fuller Co.	252	15,853
Ingevity Corp. (a)	165	12,462
Innospec, Inc.	81	8,318
International Flavors & Fragrances, Inc.	508	70,922
Koppers Holdings, Inc. (a)	173	6,013
Kraton Corp. (a)	434	15,880
Linde PLC	676	189,375
Livent Corp. (a) (b)	945	16,367
LyondellBasell Industries NV Class A	3,737	388,835
Minerals Technologies, Inc.	247	18,604
Mosaic Co.	5,091	160,927
NewMarket Corp.	19	7,223
Olin Corp.	2,033	77,193
PPG Industries, Inc.	597	89,705
Quaker Chemical Corp. (b)	21	5,119
Rayonier Advanced Materials, Inc. (a)	682	6,186
RPM International, Inc.	257	23,605
Scotts Miracle-Gro Co.	89	21,802
Sensient Technologies Corp.	170	13,260
Sherwin-Williams Co.	94	69,373
Stepan Co.	87	11,059
Tredegar Corp.	254	3,813
Trinseo SA	589	37,502
Valvoline, Inc.	348	9,072
		3,069,504
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	585	29,841
Brady Corp. Class A	167	8,926
Brink's Co.	87	6,893
Cintas Corp.	170	58,023
Clean Harbors, Inc. (a)	163	13,702
Copart, Inc. (a)	253	27,478
CoreCivic, Inc. REIT (a)	1,603	14,507
Deluxe Corp.	263	11,035
Harsco Corp. (a)	1,111	19,054
Healthcare Services Group, Inc.	91	2,551
Herman Miller, Inc.	257	10,576
HNI Corp.	263	10,404

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Interface, Inc.	850	$10,608
KAR Auction Services, Inc. (a)	1,868	28,020
Matthews International Corp. Class A	177	7,000
MSA Safety, Inc.	9	1,350
Pitney Bowes, Inc.	2,627	21,647
Republic Services, Inc.	687	68,253
Rollins, Inc.	342	11,772
Stericycle, Inc. (a)	250	16,878
Team, Inc. (a)	178	2,052
Tetra Tech, Inc.	89	12,079
UniFirst Corp.	54	12,080
US Ecology, Inc. (a)	164	6,829
Viad Corp. (a)	83	3,465
Waste Management, Inc.	930	119,989
		535,012
COMMUNICATIONS EQUIPMENT — 0.6%
ADTRAN, Inc.	178	2,969
Applied Optoelectronics, Inc. (a) (b)	424	3,545
Arista Networks, Inc. (a)	106	32,000
Ciena Corp. (a)	423	23,147
Cisco Systems, Inc.	9,053	468,131
Comtech Telecommunications Corp.	91	2,260
Digi International, Inc. (a)	93	1,766
Extreme Networks, Inc. (a)	537	4,699
F5 Networks, Inc. (a)	134	27,955
Harmonic, Inc. (a)	348	2,728
Juniper Networks, Inc.	1,530	38,755
Lumentum Holdings, Inc. (a)	83	7,582
Motorola Solutions, Inc.	176	33,097
NETGEAR, Inc. (a)	93	3,822
NetScout Systems, Inc. (a)	247	6,956
Plantronics, Inc. (a)	504	19,611
ViaSat, Inc. (a)	263	12,642
Viavi Solutions, Inc. (a)	433	6,798
		698,463
CONSTRUCTION & ENGINEERING — 0.4%
AECOM (a)	1,164	74,624
Aegion Corp. (a)	263	7,561
Arcosa, Inc.	95	6,183
Comfort Systems USA, Inc.	90	6,729
Dycom Industries, Inc. (a)	441	40,947
EMCOR Group, Inc.	259	29,049
Fluor Corp. (a)	1,953	45,095
Granite Construction, Inc.	679	27,330
MasTec, Inc. (a)	854	80,020
Matrix Service Co. (a)	254	3,330
MYR Group, Inc. (a)	167	11,969
Quanta Services, Inc.	768	67,569
Valmont Industries, Inc.	83	19,727
		420,133
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	83	11,156
Security Description	Shares	Value
Martin Marietta Materials, Inc.	117	$39,291
US Concrete, Inc. (a)	261	19,137
Vulcan Materials Co.	178	30,037
		99,621
CONSUMER FINANCE — 1.9%
American Express Co.	3,225	456,144
Capital One Financial Corp.	6,619	842,135
Discover Financial Services	4,427	420,521
Encore Capital Group, Inc. (a)	503	20,236
Enova International, Inc. (a)	432	15,327
EZCORP, Inc. Class A (a)	854	4,244
FirstCash, Inc.	85	5,582
Green Dot Corp. Class A (a)	252	11,539
LendingTree, Inc. (a) (b)	4	852
Navient Corp.	2,640	37,778
PRA Group, Inc. (a)	250	9,268
Prog Holdings, Inc.	591	25,584
SLM Corp.	1,251	22,481
Synchrony Financial	7,828	318,287
World Acceptance Corp. (a)	78	10,121
		2,200,099
CONTAINERS & PACKAGING — 0.6%
Amcor PLC	4,159	48,577
AptarGroup, Inc.	88	12,467
Avery Dennison Corp.	172	31,588
Ball Corp.	416	35,252
Greif, Inc. Class A	341	19,437
International Paper Co.	3,134	169,455
Myers Industries, Inc.	167	3,300
O-I Glass, Inc. (a)	2,286	33,696
Packaging Corp. of America	338	45,454
Sealed Air Corp.	593	27,171
Silgan Holdings, Inc.	514	21,603
Sonoco Products Co.	343	21,712
Westrock Co.	3,732	194,251
		663,963
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	599	23,175
Genuine Parts Co.	687	79,411
LKQ Corp. (a)	1,530	64,765
Pool Corp.	18	6,214
		173,565
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	178	7,038
American Public Education, Inc. (a)	80	2,850
Graham Holdings Co. Class B	60	33,746
Grand Canyon Education, Inc. (a)	90	9,639
H&R Block, Inc.	1,532	33,398
Perdoceo Education Corp. (a)	258	3,086
Regis Corp. (a) (b)	170	2,135
Service Corp. International	419	21,390
Strategic Education, Inc.	3	276

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
WW International, Inc. (a) (b)	256	$8,008
		121,566
DIVERSIFIED FINANCIAL SERVICES — 2.4%
Berkshire Hathaway, Inc. Class B (a)	10,612	2,711,048
Jefferies Financial Group, Inc.	3,063	92,196
		2,803,244
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	39,852	1,206,320
ATN International, Inc.	82	4,028
Cincinnati Bell, Inc. (a)	254	3,899
Cogent Communications Holdings, Inc.	9	619
Consolidated Communications Holdings, Inc. (a)	1,022	7,358
Iridium Communications, Inc. (a)	258	10,643
Lumen Technologies, Inc.	14,285	190,705
Verizon Communications, Inc.	14,954	869,575
Vonage Holdings Corp. (a)	432	5,106
		2,298,253
ELECTRIC UTILITIES — 1.5%
ALLETE, Inc.	164	11,019
Alliant Energy Corp.	585	31,684
American Electric Power Co., Inc.	1,272	107,738
Duke Energy Corp.	2,606	251,557
Edison International	1,278	74,891
Entergy Corp.	679	67,540
Evergy, Inc.	587	34,944
Eversource Energy	761	65,895
Exelon Corp.	5,518	241,357
FirstEnergy Corp.	1,364	47,317
Hawaiian Electric Industries, Inc.	255	11,330
IDACORP, Inc.	163	16,295
NextEra Energy, Inc.	3,048	230,459
NRG Energy, Inc.	1,436	54,180
OGE Energy Corp.	1,014	32,813
Pinnacle West Capital Corp.	419	34,086
PNM Resources, Inc.	247	12,115
PPL Corp.	3,821	110,198
Southern Co.	3,568	221,787
Xcel Energy, Inc.	1,109	73,760
		1,730,965
ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	168	27,720
AMETEK, Inc.	345	44,067
AZZ, Inc.	88	4,431
Eaton Corp. PLC	1,358	187,784
Emerson Electric Co.	2,045	184,500
Encore Wire Corp.	81	5,438
EnerSys	169	15,345
Generac Holdings, Inc. (a)	83	27,178
Hubbell, Inc.	167	31,211
nVent Electric PLC	767	21,407
Security Description	Shares	Value
Powell Industries, Inc.	90	$3,048
Regal Beloit Corp.	178	25,397
Rockwell Automation, Inc.	169	44,860
Sunrun, Inc. (a)	761	46,025
Vicor Corp. (a)	6	510
		668,921
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Amphenol Corp. Class A	854	56,338
Arrow Electronics, Inc. (a)	1,097	121,570
Avnet, Inc.	1,532	63,593
Badger Meter, Inc.	8	745
Bel Fuse, Inc. Class B	90	1,790
Belden, Inc.	168	7,454
Benchmark Electronics, Inc.	263	8,132
CDW Corp.	338	56,023
Cognex Corp.	92	7,635
Coherent, Inc. (a)	78	19,725
Corning, Inc.	2,725	118,565
CTS Corp.	164	5,094
Daktronics, Inc.	345	2,163
ePlus, Inc. (a)	74	7,373
Fabrinet (a)	84	7,593
FARO Technologies, Inc. (a)	8	693
FLIR Systems, Inc.	266	15,021
II-VI, Inc. (a) (b)	249	17,024
Insight Enterprises, Inc. (a)	505	48,187
IPG Photonics Corp. (a)	85	17,930
Itron, Inc. (a)	87	7,713
Jabil, Inc.	2,038	106,302
Keysight Technologies, Inc. (a)	247	35,420
Knowles Corp. (a)	427	8,933
Littelfuse, Inc.	58	15,338
Methode Electronics, Inc.	173	7,263
MTS Systems Corp. (a)	159	9,254
National Instruments Corp.	330	14,251
OSI Systems, Inc. (a)	82	7,880
PC Connection, Inc.	167	7,747
Plexus Corp. (a)	91	8,357
Rogers Corp. (a)	46	8,658
Sanmina Corp. (a)	517	21,393
ScanSource, Inc. (a)	340	10,183
SYNNEX Corp.	595	68,330
TE Connectivity, Ltd.	1,193	154,028
Trimble, Inc. (a)	599	46,596
TTM Technologies, Inc. (a)	1,280	18,560
Vishay Intertechnology, Inc.	593	14,279
Vontier Corp. (a)	330	9,989
Zebra Technologies Corp. Class A (a)	83	40,270
		1,203,392
ENERGY EQUIPMENT & SERVICES — 1.2%
Archrock, Inc.	1,867	17,718
Baker Hughes Co.	10,524	227,424
Bristow Group, Inc. (a)	331	8,566

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
ChampionX Corp. (a)	2,625	$57,041
Core Laboratories NV	672	19,347
Dril-Quip, Inc. (a)	169	5,616
Halliburton Co.	12,758	273,787
Helix Energy Solutions Group, Inc. (a)	2,047	10,337
Helmerich & Payne, Inc.	1,603	43,217
Nabors Industries, Ltd. (a)	84	7,850
Newpark Resources, Inc. (a)	10	31
Nov, Inc. (a)	5,603	76,873
Oceaneering International, Inc. (a)	1,444	16,491
Oil States International, Inc. (a)	429	2,587
Patterson-UTI Energy, Inc.	2,630	18,752
ProPetro Holding Corp. (a)	1,191	12,696
Schlumberger NV	20,120	547,063
US Silica Holdings, Inc. (a)	936	11,503
		1,356,899
ENTERTAINMENT — 1.0%
Activision Blizzard, Inc.	929	86,397
Cinemark Holdings, Inc. (a) (b)	1,532	31,268
Electronic Arts, Inc.	595	80,545
Live Nation Entertainment, Inc. (a)	420	35,553
Marcus Corp. (a) (b)	93	1,859
Netflix, Inc. (a)	198	103,289
Take-Two Interactive Software, Inc. (a)	161	28,449
Walt Disney Co. (a)	4,154	766,496
World Wrestling Entertainment, Inc. Class A (b)	8	434
		1,134,290
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.4%
Acadia Realty Trust REIT	254	4,818
Agree Realty Corp. REIT	81	5,452
Alexander & Baldwin, Inc. REIT	597	10,024
Alexandria Real Estate Equities, Inc. REIT	167	27,438
American Assets Trust, Inc. REIT	91	2,952
American Campus Communities, Inc. REIT	680	29,356
American Tower Corp. REIT	201	48,051
Apartment Income REIT Corp.	500	21,380
Armada Hoffler Properties, Inc. REIT	251	3,148
AvalonBay Communities, Inc. REIT	329	60,704
Boston Properties, Inc. REIT	338	34,226
Brixmor Property Group, Inc. REIT	2,373	48,006
Camden Property Trust REIT	248	27,258
CareTrust REIT, Inc.	247	5,751
Centerspace REIT	79	5,372
Chatham Lodging Trust REIT (a)	341	4,488
CoreSite Realty Corp. REIT	46	5,513
Corporate Office Properties Trust REIT	418	11,006
Cousins Properties, Inc. REIT	335	11,842
Security Description	Shares	Value
Crown Castle International Corp. REIT	502	$86,409
CyrusOne, Inc. REIT	95	6,433
DiamondRock Hospitality Co. REIT (a)	2,891	29,777
Digital Realty Trust, Inc. REIT	334	47,041
Diversified Healthcare Trust REIT	3,141	15,014
Douglas Emmett, Inc. REIT	346	10,864
Duke Realty Corp. REIT	762	31,951
Easterly Government Properties, Inc. REIT	250	5,183
EastGroup Properties, Inc. REIT	10	1,433
EPR Properties REIT	600	27,954
Equinix, Inc. REIT	61	41,455
Equity Residential REIT	762	54,582
Essential Properties Realty Trust, Inc. REIT	256	5,844
Essex Property Trust, Inc. REIT	134	36,427
Extra Space Storage, Inc. REIT	174	23,064
Federal Realty Investment Trust REIT	155	15,725
First Industrial Realty Trust, Inc. REIT	259	11,860
Four Corners Property Trust, Inc. REIT	174	4,768
Franklin Street Properties Corp. REIT	760	4,142
GEO Group, Inc. REIT (b)	1,779	13,805
Getty Realty Corp. REIT	87	2,464
Global Net Lease, Inc. REIT	687	12,407
Healthcare Realty Trust, Inc. REIT	342	10,369
Healthpeak Properties, Inc. REIT	1,861	59,068
Hersha Hospitality Trust REIT (a)	503	5,307
Highwoods Properties, Inc. REIT	339	14,557
Host Hotels & Resorts, Inc. REIT (a)	5,686	95,809
Independence Realty Trust, Inc. REIT	502	7,630
Industrial Logistics Properties Trust REIT	336	7,772
Iron Mountain, Inc. REIT	1,439	53,257
iStar, Inc. REIT (b)	420	7,468
JBG SMITH Properties REIT	169	5,373
Kilroy Realty Corp. REIT	251	16,473
Kimco Realty Corp. REIT	2,129	39,919
Kite Realty Group Trust REIT	842	16,242
Lamar Advertising Co. Class A REIT	335	31,463
Lexington Realty Trust REIT	938	10,421
Life Storage, Inc. REIT	147	12,635
LTC Properties, Inc. REIT	172	7,176
Macerich Co. REIT (b)	1,690	19,773
Mack-Cali Realty Corp. REIT	419	6,486
Medical Properties Trust, Inc. REIT	1,106	23,536
Mid-America Apartment Communities, Inc. REIT	258	37,245

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
National Retail Properties, Inc. REIT	592	$26,089
National Storage Affiliates Trust REIT	175	6,988
NexPoint Residential Trust, Inc. REIT	93	4,286
Office Properties Income Trust REIT	259	7,128
Omega Healthcare Investors, Inc. REIT	1,100	40,293
Park Hotels & Resorts, Inc. REIT (a)	3,480	75,098
Pebblebrook Hotel Trust REIT	1,874	45,519
PotlatchDeltic Corp. REIT	251	13,283
Prologis, Inc. REIT	936	99,216
PS Business Parks, Inc. REIT	83	12,830
Public Storage REIT	341	84,145
Rayonier, Inc. REIT	345	11,126
Realty Income Corp. REIT	769	48,831
Regency Centers Corp. REIT	597	33,856
Retail Opportunity Investments Corp. REIT	596	9,459
RPT Realty REIT	1,030	11,752
Sabra Health Care REIT, Inc.	1,180	20,485
Saul Centers, Inc. REIT	84	3,369
SBA Communications Corp. REIT	53	14,710
Service Properties Trust REIT	2,380	28,227
Simon Property Group, Inc. REIT	2,552	290,341
SL Green Realty Corp. REIT (b)	426	29,816
Spirit Realty Capital, Inc. REIT	587	24,947
Summit Hotel Properties, Inc. REIT (a)	1,530	15,545
Tanger Factory Outlet Centers, Inc. REIT (b)	1,357	20,531
UDR, Inc. REIT	424	18,597
Uniti Group, Inc. REIT	846	9,331
Universal Health Realty Income Trust REIT	8	542
Urban Edge Properties REIT	425	7,021
Urstadt Biddle Properties, Inc. Class A REIT	249	4,146
Ventas, Inc. REIT	2,967	158,260
Vornado Realty Trust REIT	1,270	57,645
Washington Prime Group, Inc. REIT (b)	8	18
Washington Real Estate Investment Trust	247	5,459
Weingarten Realty Investors REIT	939	25,268
Welltower, Inc. REIT	1,363	97,632
Weyerhaeuser Co. REIT	3,659	130,260
Whitestone REIT	599	5,810
Xenia Hotels & Resorts, Inc. REIT (a)	1,603	31,258
		2,872,483
FOOD & STAPLES RETAILING — 2.6%
Andersons, Inc.	342	9,364
Security Description	Shares	Value
BJ's Wholesale Club Holdings, Inc. (a)	689	$30,908
Casey's General Stores, Inc.	120	25,943
Chefs' Warehouse, Inc. (a)	431	13,128
Costco Wholesale Corp.	903	318,289
Kroger Co.	10,994	395,674
PriceSmart, Inc.	93	8,998
SpartanNash Co.	676	13,270
Sprouts Farmers Market, Inc. (a)	586	15,599
Sysco Corp.	2,544	200,315
United Natural Foods, Inc. (a)	768	25,298
Walmart, Inc.	10,914	1,482,449
Walgreens Boots Alliance, Inc.	10,419	572,003
		3,111,238
FOOD PRODUCTS — 1.4%
Archer-Daniels-Midland Co.	4,413	251,541
B&G Foods, Inc. (b)	509	15,809
Calavo Growers, Inc.	6	466
Cal-Maine Foods, Inc. (a)	177	6,800
Campbell Soup Co.	1,010	50,773
Conagra Brands, Inc.	1,269	47,714
Darling Ingredients, Inc. (a)	767	56,436
Flowers Foods, Inc.	674	16,041
Fresh Del Monte Produce, Inc.	428	12,254
General Mills, Inc.	1,533	94,004
Hain Celestial Group, Inc. (a)	258	11,249
Hershey Co.	332	52,509
Hormel Foods Corp.	937	44,770
Ingredion, Inc.	347	31,202
J&J Snack Foods Corp.	8	1,256
J.M. Smucker Co.	369	46,690
John B Sanfilippo & Son, Inc.	77	6,958
Kellogg Co.	927	58,679
Kraft Heinz Co.	9,369	374,760
Lamb Weston Holdings, Inc.	165	12,784
Lancaster Colony Corp.	11	1,929
McCormick & Co., Inc.	266	23,717
Mondelez International, Inc. Class A	2,967	173,658
Pilgrim's Pride Corp. (a)	764	18,176
Post Holdings, Inc. (a)	250	26,430
Sanderson Farms, Inc.	79	12,307
Seneca Foods Corp. Class A (a)	86	4,050
Tootsie Roll Industries, Inc. (b)	165	5,464
TreeHouse Foods, Inc. (a)	333	17,396
Tyson Foods, Inc. Class A	2,301	170,964
		1,646,786
GAS UTILITIES — 0.1%
Atmos Energy Corp.	261	25,800
National Fuel Gas Co.	348	17,397
New Jersey Resources Corp.	253	10,087
Northwest Natural Holding Co.	91	4,909
ONE Gas, Inc.	167	12,844
South Jersey Industries, Inc.	343	7,745
Southwest Gas Holdings, Inc.	251	17,246

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Spire, Inc.	176	$13,005
UGI Corp.	1,185	48,597
		157,630
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Abbott Laboratories	2,031	243,395
ABIOMED, Inc. (a)	55	17,530
Align Technology, Inc. (a)	87	47,113
Avanos Medical, Inc. (a)	161	7,042
Baxter International, Inc.	591	49,845
Becton Dickinson and Co.	342	83,157
Boston Scientific Corp. (a)	2,036	78,691
Cantel Medical Corp. (a)	79	6,307
CONMED Corp.	79	10,317
Cooper Cos., Inc.	45	17,284
CryoLife, Inc. (a)	8	181
Danaher Corp.	708	159,357
DENTSPLY SIRONA, Inc.	514	32,798
Edwards Lifesciences Corp. (a)	759	63,483
Globus Medical, Inc. Class A (a)	162	9,991
Haemonetics Corp. (a)	84	9,325
Hill-Rom Holdings, Inc.	89	9,833
Hologic, Inc. (a)	420	31,240
ICU Medical, Inc. (a)	7	1,438
IDEXX Laboratories, Inc. (a)	83	40,613
Integer Holdings Corp. (a)	92	8,473
Integra LifeSciences Holdings Corp. (a)	91	6,287
Intuitive Surgical, Inc. (a)	140	103,452
Invacare Corp.	433	3,473
LivaNova PLC (a)	83	6,120
Masimo Corp. (a)	78	17,913
Medtronic PLC	2,722	321,550
Meridian Bioscience, Inc. (a)	247	6,484
Merit Medical Systems, Inc. (a)	85	5,090
Natus Medical, Inc. (a)	93	2,382
Neogen Corp. (a)	79	7,022
NuVasive, Inc. (a)	92	6,031
Penumbra, Inc. (a)	8	2,165
ResMed, Inc.	82	15,910
STERIS PLC	86	16,381
Stryker Corp.	376	91,586
Surmodics, Inc. (a)	5	280
Teleflex, Inc.	38	15,787
Varex Imaging Corp. (a)	90	1,844
Varian Medical Systems, Inc. (a)	133	23,478
West Pharmaceutical Services, Inc.	27	7,608
Zimmer Biomet Holdings, Inc.	502	80,360
		1,668,616
HEALTH CARE PROVIDERS & SERVICES — 3.9%
Acadia Healthcare Co., Inc. (a)	758	43,312
Addus HomeCare Corp. (a)	3	314
Amedisys, Inc. (a)	20	5,296
AmerisourceBergen Corp.	2,122	250,544
Security Description	Shares	Value
AMN Healthcare Services, Inc. (a)	85	$6,264
Anthem, Inc.	1,220	437,919
Cardinal Health, Inc.	4,241	257,641
Centene Corp. (a)	1,960	125,264
Chemed Corp.	4	1,839
Cigna Corp.	1,280	309,427
Community Health Systems, Inc. (a)	1,948	26,337
CorVel Corp. (a)	8	821
Covetrus, Inc. (a)	1,438	43,097
Cross Country Healthcare, Inc. (a)	602	7,519
CVS Health Corp.	10,379	780,812
DaVita, Inc. (a)	428	46,126
Encompass Health Corp.	177	14,496
Ensign Group, Inc.	87	8,164
HCA Healthcare, Inc.	1,451	273,281
HealthEquity, Inc. (a)	85	5,780
Henry Schein, Inc. (a)	676	46,806
Humana, Inc.	340	142,545
Laboratory Corp. of America Holdings (a)	343	87,475
LHC Group, Inc. (a)	75	14,341
Magellan Health, Inc. (a)	339	31,608
McKesson Corp.	2,300	448,592
MEDNAX, Inc. (a)	1,191	30,335
ModivCare, Inc. (a)	83	12,294
Molina Healthcare, Inc. (a)	206	48,154
Owens & Minor, Inc.	1,022	38,417
Patterson Cos., Inc.	1,363	43,548
Quest Diagnostics, Inc.	432	55,443
RadNet, Inc. (a)	420	9,135
Select Medical Holdings Corp. (a)	850	28,985
Tenet Healthcare Corp. (a)	1,450	75,400
The Pennant Group, Inc. (a)	77	3,527
Tivity Health, Inc. (a)	509	11,361
UnitedHealth Group, Inc.	2,156	802,183
Universal Health Services, Inc. Class B	415	55,357
		4,629,759
HEALTH CARE TECHNOLOGY — 0.0% (d)
Allscripts Healthcare Solutions, Inc. (a)	681	10,225
Cerner Corp.	346	24,871
Computer Programs & Systems, Inc.	8	245
HMS Holdings Corp. (a)	164	6,064
NextGen Healthcare, Inc. (a)	164	2,968
Omnicell, Inc. (a)	79	10,260
		54,633
HOTELS, RESTAURANTS & LEISURE — 2.8%
BJ's Restaurants, Inc. (a)	336	19,515
Bloomin' Brands, Inc. (a)	1,271	34,381
Booking Holdings, Inc. (a)	91	212,015
Boyd Gaming Corp. (a)	1,183	69,750
Brinker International, Inc. (a)	689	48,960

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Caesars Entertainment, Inc. (a)	1,618	$141,494
Carnival Corp. (a)	11,401	302,583
Cheesecake Factory, Inc. (a)	595	34,813
Chipotle Mexican Grill, Inc. (a)	29	41,204
Choice Hotels International, Inc.	84	9,012
Churchill Downs, Inc.	33	7,505
Chuy's Holdings, Inc. (a)	138	6,116
Cracker Barrel Old Country Store, Inc.	161	27,834
Darden Restaurants, Inc.	677	96,134
Dave & Buster's Entertainment, Inc. (a)	682	32,668
Dine Brands Global, Inc. (a) (b)	252	22,688
Domino's Pizza, Inc.	20	7,356
El Pollo Loco Holdings, Inc. (a)	262	4,223
Expedia Group, Inc. (a)	768	132,188
Fiesta Restaurant Group, Inc. (a)	428	5,389
Hilton Worldwide Holdings, Inc. (a)	337	40,750
Jack in the Box, Inc.	95	10,429
Las Vegas Sands Corp. (a)	4,752	288,732
Marriott International, Inc. Class A (a)	683	101,159
Marriott Vacations Worldwide Corp. (a)	250	43,545
McDonald's Corp.	857	192,088
MGM Resorts International	5,886	223,609
Monarch Casino & Resort, Inc. (a)	79	4,789
Norwegian Cruise Line Holdings, Ltd. (a)	5,193	143,275
Papa John's International, Inc.	87	7,712
Penn National Gaming, Inc. (a)	2,123	222,575
Red Robin Gourmet Burgers, Inc. (a)	173	6,901
Royal Caribbean Cruises, Ltd. (a)	3,220	275,664
Ruth's Hospitality Group, Inc. (a)	604	14,997
Scientific Games Corp. Class A (a)	767	29,545
Shake Shack, Inc. Class A (a)	81	9,134
Six Flags Entertainment Corp. (a)	1,111	51,628
Starbucks Corp.	1,697	185,431
Texas Roadhouse, Inc. (a)	247	23,697
Travel + Leisure Co.	1,282	78,407
Wendy's Co.	515	10,434
Wyndham Hotels & Resorts, Inc.	164	11,444
Wynn Resorts, Ltd. (a)	567	71,085
Yum! Brands, Inc.	426	46,085
		3,348,943
HOUSEHOLD DURABLES — 1.3%
Cavco Industries, Inc. (a)	8	1,805
Century Communities, Inc. (a)	422	25,455
D.R. Horton, Inc.	1,691	150,702
Ethan Allen Interiors, Inc.	173	4,777
Garmin, Ltd.	346	45,620
Helen of Troy, Ltd. (a)	76	16,010
Installed Building Products, Inc.	90	9,979
iRobot Corp. (a) (b)	79	9,652
KB Home	677	31,501
Security Description	Shares	Value
La-Z-Boy, Inc.	255	$10,832
Leggett & Platt, Inc.	674	30,768
Lennar Corp. Class A	1,361	137,774
LGI Homes, Inc. (a)	96	14,334
M/I Homes, Inc. (a)	422	24,928
MDC Holdings, Inc.	832	49,421
Meritage Homes Corp. (a)	585	53,773
Mohawk Industries, Inc. (a)	852	163,848
Newell Brands, Inc.	5,431	145,442
NVR, Inc. (a)	8	37,687
PulteGroup, Inc.	2,130	111,697
Taylor Morrison Home Corp. (a)	1,946	59,956
Tempur Sealy International, Inc.	676	24,715
Toll Brothers, Inc.	1,621	91,959
TopBuild Corp. (a)	92	19,268
Tri Pointe Homes, Inc. (a)	1,720	35,019
Tupperware Brands Corp. (a)	680	17,959
Universal Electronics, Inc. (a)	83	4,563
Whirlpool Corp.	925	203,824
		1,533,268
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. Class A (a)	173	8,977
Church & Dwight Co., Inc.	261	22,798
Clorox Co.	166	32,018
Colgate-Palmolive Co.	1,019	80,328
Energizer Holdings, Inc.	93	4,414
Kimberly-Clark Corp.	684	95,110
Procter & Gamble Co.	2,894	391,934
WD-40 Co.	4	1,225
		636,804
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	3,231	86,623
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	1,267	244,125
Carlisle Cos., Inc.	93	15,306
General Electric Co.	43,337	569,015
Honeywell International, Inc.	1,438	312,147
Roper Technologies, Inc.	102	41,141
		1,181,734
INSURANCE — 4.3%
Aflac, Inc.	5,038	257,845
Alleghany Corp. (a)	70	43,840
Allstate Corp.	1,694	194,641
Ambac Financial Group, Inc. (a)	415	6,947
American Equity Investment Life Holding Co.	1,192	37,584
American Financial Group, Inc.	594	67,775
American International Group, Inc.	12,492	577,255
AMERISAFE, Inc.	83	5,312
Aon PLC Class A	257	59,138
Arthur J Gallagher & Co.	414	51,655
Assurant, Inc.	263	37,286

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Brighthouse Financial, Inc. (a)	1,360	$60,180
Brown & Brown, Inc.	339	15,496
Chubb, Ltd.	2,215	349,904
Cincinnati Financial Corp.	762	78,555
CNO Financial Group, Inc.	1,957	47,536
eHealth, Inc. (a)	8	582
Employers Holdings, Inc.	164	7,062
Everest Re Group, Ltd.	224	55,509
First American Financial Corp.	596	33,763
Genworth Financial, Inc. Class A (a)	6,630	22,012
Globe Life, Inc.	504	48,702
Hanover Insurance Group, Inc.	178	23,044
Hartford Financial Services Group, Inc.	2,880	192,355
HCI Group, Inc.	77	5,915
Horace Mann Educators Corp.	259	11,191
James River Group Holdings, Ltd.	253	11,542
Kemper Corp.	169	13,473
Lincoln National Corp.	2,626	163,521
Loews Corp.	3,279	168,147
Marsh & McLennan Cos., Inc.	769	93,664
Mercury General Corp.	345	20,979
MetLife, Inc.	10,853	659,754
Old Republic International Corp.	2,286	49,926
Primerica, Inc.	93	13,747
Principal Financial Group, Inc.	3,651	218,914
ProAssurance Corp.	341	9,125
Progressive Corp.	1,961	187,491
Prudential Financial, Inc.	5,773	525,920
Reinsurance Group of America, Inc.	1,009	127,184
RenaissanceRe Holdings, Ltd.	250	40,063
RLI Corp.	77	8,591
Safety Insurance Group, Inc.	80	6,740
Selective Insurance Group, Inc.	249	18,063
SiriusPoint, Ltd. (a)	1,183	12,031
Stewart Information Services Corp.	341	17,742
Travelers Cos., Inc.	1,435	215,824
United Fire Group, Inc.	172	5,986
Universal Insurance Holdings, Inc.	169	2,423
Unum Group	2,974	82,766
Willis Towers Watson PLC	255	58,364
WR Berkley Corp.	757	57,040
		5,080,104
INTERACTIVE MEDIA & SERVICES — 2.6%
Alphabet, Inc. Class A (a)	460	948,759
Alphabet, Inc. Class C (a)	442	914,334
Facebook, Inc. Class A (a)	3,421	1,007,587
QuinStreet, Inc. (a)	257	5,217
TripAdvisor, Inc. (a)	507	27,272
Twitter, Inc. (a)	1,608	102,317
Yelp, Inc. (a)	417	16,263
		3,021,749
Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 1.4%
Amazon.com, Inc. (a)	484	$1,497,535
eBay, Inc.	1,698	103,986
Etsy, Inc. (a)	164	33,074
GrubHub, Inc. (a)	160	9,600
Liquidity Services, Inc. (a)	83	1,542
PetMed Express, Inc. (b)	8	281
Shutterstock, Inc.	93	8,281
Stamps.com, Inc. (a)	32	6,384
		1,660,683
IT SERVICES — 2.3%
Accenture PLC Class A	966	266,858
Akamai Technologies, Inc. (a)	249	25,373
Alliance Data Systems Corp.	690	77,342
Automatic Data Processing, Inc.	510	96,120
BM Technologies, Inc. (a)	28	326
Broadridge Financial Solutions, Inc.	164	25,108
Cardtronics PLC Class A (a)	247	9,584
Cognizant Technology Solutions Corp. Class A	1,357	106,009
Concentrix Corp. (a)	595	89,083
CSG Systems International, Inc.	86	3,861
DXC Technology Co. (a)	3,732	116,662
EVERTEC, Inc.	91	3,387
ExlService Holdings, Inc. (a)	84	7,573
Fidelity National Information Services, Inc.	513	72,133
Fiserv, Inc. (a)	679	80,828
FleetCor Technologies, Inc. (a)	111	29,818
Gartner, Inc. (a)	89	16,247
Global Payments, Inc.	163	32,858
International Business Machines Corp.	4,416	588,476
Jack Henry & Associates, Inc.	77	11,682
LiveRamp Holdings, Inc. (a)	171	8,871
Mastercard, Inc. Class A	424	150,965
MAXIMUS, Inc.	166	14,781
NIC, Inc.	93	3,156
Paychex, Inc.	674	66,065
PayPal Holdings, Inc. (a)	1,323	321,277
Perficient, Inc. (a)	91	5,344
Perspecta, Inc.	1,101	31,984
Sabre Corp. (a) (b)	4,831	71,547
Sykes Enterprises, Inc. (a)	257	11,329
TTEC Holdings, Inc.	176	17,679
Unisys Corp. (a)	429	10,905
VeriSign, Inc. (a)	90	17,888
Visa, Inc. Class A	1,111	235,232
Western Union Co.	1,360	33,538
WEX, Inc. (a)	89	18,621
		2,678,510
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	348	33,189
Callaway Golf Co.	499	13,348

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Hasbro, Inc.	260	$24,991
Mattel, Inc. (a)	1,104	21,992
Polaris, Inc.	431	57,538
Sturm Ruger & Co., Inc.	8	529
Vista Outdoor, Inc. (a)	765	24,534
		176,121
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	344	43,736
Bio-Rad Laboratories, Inc. Class A (a)	82	46,836
Bio-Techne Corp.	6	2,292
Charles River Laboratories International, Inc. (a)	90	26,085
Illumina, Inc. (a)	171	65,674
IQVIA Holdings, Inc. (a)	412	79,574
Luminex Corp.	163	5,200
Medpace Holdings, Inc. (a)	76	12,468
Mettler-Toledo International, Inc. (a)	25	28,892
PerkinElmer, Inc.	91	11,674
PRA Health Sciences, Inc. (a)	138	21,159
Repligen Corp. (a)	33	6,415
Syneos Health, Inc. (a)	399	30,264
Thermo Fisher Scientific, Inc.	341	155,626
Waters Corp. (a)	82	23,302
		559,197
MACHINERY — 2.1%
AGCO Corp.	512	73,549
Alamo Group, Inc.	8	1,249
Albany International Corp. Class A	79	6,594
Astec Industries, Inc.	80	6,034
Barnes Group, Inc.	93	4,607
Caterpillar, Inc.	1,860	431,278
Chart Industries, Inc. (a)	175	24,911
CIRCOR International, Inc. (a)	264	9,193
Colfax Corp. (a)	766	33,558
Crane Co.	252	23,665
Cummins, Inc.	732	189,669
Deere & Co.	678	253,667
Donaldson Co., Inc.	255	14,831
Dover Corp.	333	45,664
Enerpac Tool Group Corp.	170	4,440
EnPro Industries, Inc.	177	15,093
ESCO Technologies, Inc.	79	8,602
Federal Signal Corp.	169	6,473
Flowserve Corp.	673	26,119
Fortive Corp.	763	53,898
Franklin Electric Co., Inc.	93	7,341
Graco, Inc.	174	12,462
Greenbrier Cos., Inc.	421	19,880
Hillenbrand, Inc.	347	16,555
IDEX Corp.	88	18,420
Illinois Tool Works, Inc.	595	131,804
Ingersoll Rand, Inc. (a)	422	20,767
ITT, Inc.	253	23,000
John Bean Technologies Corp.	8	1,067
Security Description	Shares	Value
Kennametal, Inc.	499	$19,945
Lincoln Electric Holdings, Inc.	165	20,285
Lindsay Corp.	6	1,000
Lydall, Inc. (a)	169	5,702
Meritor, Inc. (a)	1,098	32,303
Mueller Industries, Inc.	337	13,935
Nordson Corp.	84	16,689
Oshkosh Corp.	339	40,226
Otis Worldwide Corp.	1,363	93,297
PACCAR, Inc.	1,701	158,057
Parker-Hannifin Corp.	427	134,689
Pentair PLC	591	36,831
Proto Labs, Inc. (a)	30	3,653
Snap-on, Inc.	258	59,531
SPX Corp. (a)	169	9,848
SPX FLOW, Inc.	261	16,529
Standex International Corp.	6	573
Stanley Black & Decker, Inc.	543	108,421
Tennant Co.	8	639
Terex Corp.	938	43,214
Timken Co.	515	41,803
Titan International, Inc. (a)	730	6,774
Toro Co.	168	17,328
Trinity Industries, Inc.	1,271	36,211
Wabash National Corp.	855	16,074
Watts Water Technologies, Inc. Class A	83	9,861
Westinghouse Air Brake Technologies Corp.	433	34,276
Woodward, Inc.	169	20,387
Xylem, Inc.	263	27,662
		2,510,133
MARINE — 0.0% (d)
Kirby Corp. (a)	260	15,673
Matson, Inc.	263	17,542
SEACOR Holdings, Inc. (a)	100	4,075
		37,290
MEDIA — 2.1%
AMC Networks, Inc. Class A (a)	416	22,115
Cable One, Inc.	1	1,828
Charter Communications, Inc. Class A (a)	481	296,787
Comcast Corp. Class A	16,424	888,703
Discovery, Inc. Class A (a) (b)	1,269	55,151
Discovery, Inc. Class C (a)	2,281	84,146
DISH Network Corp. Class A (a)	3,562	128,944
EW Scripps Co. Class A	924	17,805
Fox Corp. Class A	4,932	178,094
Fox Corp. Class B	2,218	77,475
Gannett Co., Inc. (a)	1,953	10,507
Interpublic Group of Cos., Inc.	2,215	64,678
John Wiley & Sons, Inc. Class A	244	13,225
Meredith Corp.	592	17,630
New York Times Co. Class A	248	12,554
News Corp. Class A	3,064	77,918

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
News Corp. Class B	930	$21,818
Omnicom Group, Inc.	1,015	75,262
Scholastic Corp.	175	5,269
TEGNA, Inc.	1,450	27,303
ViacomCBS, Inc. Class B	8,462	381,636
		2,458,848
METALS & MINING — 1.0%
Allegheny Technologies, Inc. (a)	1,860	39,172
Arconic Corp. (a)	420	10,664
Carpenter Technology Corp.	682	28,064
Century Aluminum Co. (a)	586	10,349
Cleveland-Cliffs, Inc. (b)	3,665	73,703
Commercial Metals Co.	935	28,835
Compass Minerals International, Inc.	165	10,349
Freeport-McMoRan, Inc. (a)	11,490	378,366
Haynes International, Inc.	82	2,433
Kaiser Aluminum Corp.	80	8,840
Materion Corp.	83	5,498
Newmont Corp.	1,272	76,663
Nucor Corp.	2,382	191,203
Olympic Steel, Inc.	165	4,859
Reliance Steel & Aluminum Co.	344	52,388
Royal Gold, Inc.	88	9,471
Steel Dynamics, Inc.	1,534	77,866
SunCoke Energy, Inc.	1,450	10,165
TimkenSteel Corp. (a)	347	4,077
United States Steel Corp.	3,701	96,855
Warrior Met Coal, Inc.	760	13,019
Worthington Industries, Inc.	516	34,618
		1,167,457
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
Apollo Commercial Real Estate Finance, Inc. REIT	1,950	27,242
ARMOUR Residential REIT, Inc. (b)	771	9,406
Capstead Mortgage Corp. REIT	1,191	7,420
Granite Point Mortgage Trust, Inc. REIT	1,022	12,233
Invesco Mortgage Capital, Inc. REIT (b)	2,467	9,893
KKR Real Estate Finance Trust, Inc. REIT	339	6,234
New York Mortgage Trust, Inc. REIT	5,512	24,639
PennyMac Mortgage Investment Trust REIT	757	14,837
Ready Capital Corp. REIT	584	7,837
Redwood Trust, Inc. REIT	1,620	16,864
		136,605
MULTI-UTILITIES — 0.8%
Ameren Corp.	602	48,979
Avista Corp.	252	12,033
Black Hills Corp.	247	16,492
CenterPoint Energy, Inc.	4,328	98,029
Security Description	Shares	Value
CMS Energy Corp.	674	$41,262
Consolidated Edison, Inc.	1,110	83,028
Dominion Energy, Inc.	1,781	135,285
DTE Energy Co.	684	91,068
MDU Resources Group, Inc.	856	27,058
NiSource, Inc.	1,100	26,521
NorthWestern Corp.	166	10,823
Public Service Enterprise Group, Inc.	2,537	152,753
Sempra Energy	761	100,893
WEC Energy Group, Inc.	756	70,754
		914,978
MULTILINE RETAIL — 0.8%
Big Lots, Inc.	507	34,628
Dollar General Corp.	345	69,904
Dollar Tree, Inc. (a)	841	96,261
Kohl's Corp.	2,289	136,447
Macy's, Inc. (a)	4,325	70,022
Nordstrom, Inc. (a)	1,528	57,865
Ollie's Bargain Outlet Holdings, Inc. (a)	93	8,091
Target Corp.	2,465	488,243
		961,461
OIL, GAS & CONSUMABLE FUELS — 7.9%
Antero Midstream Corp.	4,327	39,073
APA Corp.	5,439	97,358
Bonanza Creek Energy, Inc. (a)	256	9,147
Cabot Oil & Gas Corp.	1,024	19,231
Callon Petroleum Co. (a)	595	22,937
Chevron Corp.	10,759	1,127,436
Cimarex Energy Co.	1,450	86,115
CNX Resources Corp. (a)	3,225	47,407
ConocoPhillips	10,647	563,972
CONSOL Energy, Inc. (a)	347	3,373
Devon Energy Corp.	8,552	186,861
Diamondback Energy, Inc.	2,543	186,885
Dorian LPG, Ltd. (a)	669	8,784
EOG Resources, Inc.	4,589	332,840
EQT Corp. (a)	3,982	73,986
Equitrans Midstream Corp.	5,936	48,438
Exxon Mobil Corp.	61,117	3,412,162
Green Plains, Inc. (a) (b)	511	13,833
Gulfport Energy Corp. (a)	50	2
Hess Corp.	1,276	90,290
HollyFrontier Corp.	2,206	78,931
Kinder Morgan, Inc.	11,058	184,116
Laredo Petroleum, Inc. (a)	89	2,675
Marathon Oil Corp.	11,644	124,358
Marathon Petroleum Corp.	9,441	504,999
Matador Resources Co.	1,787	41,905
Murphy Oil Corp. (b)	2,200	36,102
Occidental Petroleum Corp.	12,076	321,463
ONEOK, Inc.	3,483	176,449
Par Pacific Holdings, Inc. (a)	591	8,345
PBF Energy, Inc. Class A (a)	1,609	22,767

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
PDC Energy, Inc. (a)	1,437	$49,433
Penn Virginia Corp. (a)	174	2,332
Phillips 66	6,365	519,002
Pioneer Natural Resources Co.	996	158,185
Range Resources Corp. (a)	3,574	36,919
Renewable Energy Group, Inc. (a)	564	37,247
REX American Resources Corp. (a)	8	673
SM Energy Co.	1,362	22,296
Southwestern Energy Co. (a)	9,268	43,096
Talos Energy, Inc. (a)	456	5,490
Valero Energy Corp.	5,873	420,507
Williams Cos., Inc.	6,791	160,879
World Fuel Services Corp.	927	32,630
		9,360,929
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	178	6,696
Domtar Corp.	847	31,297
Glatfelter Corp.	503	8,627
Louisiana-Pacific Corp.	514	28,507
Mercer International, Inc.	596	8,576
Neenah, Inc.	80	4,110
Schweitzer-Mauduit International, Inc.	173	8,472
		96,285
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (a)	3,990	35,950
Edgewell Personal Care Co.	257	10,177
Estee Lauder Cos., Inc. Class A	335	97,435
Inter Parfums, Inc.	81	5,745
Medifast, Inc.	24	5,084
Nu Skin Enterprises, Inc. Class A	427	22,584
USANA Health Sciences, Inc. (a)	81	7,905
		184,880
PHARMACEUTICALS — 1.7%
Bristol-Myers Squibb Co.	2,712	171,209
Catalent, Inc. (a)	248	26,117
Corcept Therapeutics, Inc. (a)	339	8,065
Eli Lilly & Co.	935	174,677
Endo International PLC (a)	3,726	27,610
Innoviva, Inc. (a)	348	4,159
Johnson & Johnson	3,741	614,833
Lannett Co., Inc. (a)	433	2,286
Merck & Co., Inc.	3,650	281,378
Nektar Therapeutics (a)	263	5,260
Perrigo Co. PLC	432	17,483
Pfizer, Inc.	14,200	514,466
Prestige Consumer Healthcare, Inc. (a)	254	11,196
Supernus Pharmaceuticals, Inc. (a)	172	4,503
Viatris, Inc. (a)	9,456	132,100
Zoetis, Inc.	249	39,212
		2,034,554
PROFESSIONAL SERVICES — 0.5%
ASGN, Inc. (a)	265	25,292
Security Description	Shares	Value
CACI International, Inc. Class A (a)	85	$20,966
CoreLogic, Inc.	255	20,209
Equifax, Inc.	163	29,524
Exponent, Inc.	79	7,699
Forrester Research, Inc. (a)	8	340
FTI Consulting, Inc. (a)	83	11,629
Heidrick & Struggles International, Inc.	86	3,072
IHS Markit, Ltd.	425	41,131
Insperity, Inc.	175	14,654
Jacobs Engineering Group, Inc.	262	33,869
KBR, Inc.	686	26,336
Kelly Services, Inc. Class A (a)	422	9,398
Korn Ferry	331	20,644
Leidos Holdings, Inc.	333	32,061
ManpowerGroup, Inc.	848	83,867
ManTech International Corp. Class A	87	7,565
Nielsen Holdings PLC	2,805	70,546
Resources Connection, Inc.	167	2,261
Robert Half International, Inc.	592	46,217
Science Applications International Corp.	244	20,396
TrueBlue, Inc. (a)	587	12,926
Verisk Analytics, Inc.	83	14,665
		555,267
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	1,690	133,696
Jones Lang LaSalle, Inc. (a)	263	47,087
Marcus & Millichap, Inc. (a)	167	5,628
RE/MAX Holdings, Inc. Class A	162	6,381
Realogy Holdings Corp. (a) (b)	1,608	24,329
St. Joe Co.	93	3,990
		221,111
ROAD & RAIL — 0.9%
ArcBest Corp.	337	23,715
Avis Budget Group, Inc. (a)	689	49,980
CSX Corp.	1,694	163,335
Heartland Express, Inc.	255	4,993
JB Hunt Transport Services, Inc.	260	43,698
Kansas City Southern	131	34,574
Knight-Swift Transportation Holdings, Inc.	682	32,797
Landstar System, Inc.	80	13,205
Marten Transport, Ltd.	417	7,077
Norfolk Southern Corp.	645	173,195
Old Dominion Freight Line, Inc.	91	21,877
Ryder System, Inc.	838	63,395
Saia, Inc. (a)	84	19,369
Union Pacific Corp.	1,536	338,550
Werner Enterprises, Inc.	344	16,226
		1,005,986

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Advanced Energy Industries, Inc.	90	$9,825
Advanced Micro Devices, Inc. (a)	586	46,001
Analog Devices, Inc.	514	79,711
Applied Materials, Inc.	1,872	250,099
Broadcom, Inc.	933	432,595
Brooks Automation, Inc.	165	13,472
CEVA, Inc. (a)	82	4,604
Cirrus Logic, Inc. (a)	162	13,736
CMC Materials, Inc.	8	1,414
Cohu, Inc. (a)	165	6,904
Cree, Inc. (a)	242	26,168
Diodes, Inc. (a)	173	13,812
DSP Group, Inc. (a)	177	2,522
First Solar, Inc. (a)	432	37,714
FormFactor, Inc. (a)	159	7,173
Ichor Holdings, Ltd. (a)	174	9,361
Intel Corp.	10,363	663,232
KLA Corp.	173	57,159
Kulicke & Soffa Industries, Inc.	87	4,273
Lam Research Corp.	196	116,667
Maxim Integrated Products, Inc.	586	53,543
MaxLinear, Inc. (a)	171	5,828
Microchip Technology, Inc.	509	79,007
Micron Technology, Inc. (a)	6,198	546,726
MKS Instruments, Inc.	92	17,059
Monolithic Power Systems, Inc.	6	2,119
NVIDIA Corp.	282	150,568
Onto Innovation, Inc. (a)	75	4,928
Photronics, Inc. (a)	432	5,556
Power Integrations, Inc.	80	6,518
Qorvo, Inc. (a)	257	46,954
QUALCOMM, Inc.	2,582	342,347
Rambus, Inc. (a)	348	6,765
Semtech Corp. (a)	89	6,141
Silicon Laboratories, Inc. (a)	76	10,721
Skyworks Solutions, Inc.	341	62,567
SMART Global Holdings, Inc. (a)	251	11,551
SolarEdge Technologies, Inc. (a)	80	22,995
Synaptics, Inc. (a)	82	11,104
Teradyne, Inc.	177	21,537
Texas Instruments, Inc.	1,281	242,096
Ultra Clean Holdings, Inc. (a)	177	10,273
Universal Display Corp.	6	1,421
Veeco Instruments, Inc. (a)	94	1,950
Xilinx, Inc.	332	41,135
		3,507,851
SOFTWARE — 2.1%
ACI Worldwide, Inc. (a)	257	9,779
Adobe, Inc. (a)	421	200,131
Agilysys, Inc. (a)	87	4,173
ANSYS, Inc. (a)	89	30,221
Autodesk, Inc. (a)	90	24,943
Blackbaud, Inc. (a)	80	5,686
Security Description	Shares	Value
Bottomline Technologies DE, Inc. (a)	79	$3,575
Cadence Design Systems, Inc. (a)	336	46,029
CDK Global, Inc.	330	17,840
Ceridian HCM Holding, Inc. (a)	170	14,326
Citrix Systems, Inc.	88	12,352
CommVault Systems, Inc. (a)	83	5,354
Ebix, Inc. (b)	336	10,762
Fair Isaac Corp. (a)	5	2,430
Fortinet, Inc. (a)	173	31,905
InterDigital, Inc.	91	5,774
Intuit, Inc.	122	46,733
J2 Global, Inc. (a)	86	10,308
LivePerson, Inc. (a) (b)	80	4,219
Manhattan Associates, Inc. (a)	89	10,447
Microsoft Corp.	5,013	1,181,915
MicroStrategy, Inc. Class A (a) (b)	13	8,824
NortonLifeLock, Inc.	2,810	59,741
OneSpan, Inc. (a)	75	1,838
Oracle Corp.	6,285	441,018
Paycom Software, Inc. (a)	24	8,881
Progress Software Corp.	79	3,481
PTC, Inc. (a)	93	12,801
Qualys, Inc. (a)	81	8,487
salesforce.com, Inc. (a)	769	162,928
ServiceNow, Inc. (a)	86	43,009
SPS Commerce, Inc. (a)	78	7,746
Synopsys, Inc. (a)	172	42,618
Teradata Corp. (a)	178	6,860
Tyler Technologies, Inc. (a)	33	14,009
Xperi Holding Corp.	671	14,608
		2,515,751
SPECIALTY RETAIL — 2.8%
Aaron's Co., Inc.	264	6,780
Abercrombie & Fitch Co. Class A (a)	925	31,737
Advance Auto Parts, Inc.	254	46,606
American Eagle Outfitters, Inc.	2,295	67,106
Asbury Automotive Group, Inc. (a)	259	50,894
AutoNation, Inc. (a)	841	78,398
AutoZone, Inc. (a)	50	70,215
Barnes & Noble Education, Inc. (a)	433	3,525
Bed Bath & Beyond, Inc. (a)	1,868	54,452
Best Buy Co., Inc.	1,787	205,165
Boot Barn Holdings, Inc. (a)	160	9,970
Buckle, Inc.	433	17,008
Caleres, Inc.	262	5,712
CarMax, Inc. (a)	842	111,700
Cato Corp. Class A (a)	247	2,964
Chico's FAS, Inc. (a)	939	3,108
Children's Place, Inc. (a)	177	12,337
Conn's, Inc. (a)	340	6,613
Designer Brands, Inc. Class A (a)	905	15,747
Dick's Sporting Goods, Inc.	1,011	76,988
Five Below, Inc. (a)	80	15,263
Foot Locker, Inc.	1,533	86,231

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
GameStop Corp. Class A (a)	771	$146,351
Gap, Inc. (a)	3,144	93,628
Genesco, Inc. (a)	257	12,208
Group 1 Automotive, Inc.	254	40,079
Guess?, Inc.	503	11,821
Haverty Furniture Cos., Inc.	254	9,446
Hibbett Sports, Inc. (a)	253	17,429
Home Depot, Inc.	1,529	466,727
L Brands, Inc. (a)	3,374	208,716
Lithia Motors, Inc. Class A	377	147,064
Lowe's Cos., Inc.	1,575	299,534
Lumber Liquidators Holdings, Inc. (a)	512	12,861
MarineMax, Inc. (a)	348	17,177
Michaels Cos., Inc. (a)	1,010	22,159
Monro, Inc.	83	5,461
Murphy USA, Inc.	180	26,021
ODP Corp. (a)	757	32,771
O'Reilly Automotive, Inc. (a)	144	73,044
Rent-A-Center, Inc.	686	39,555
RH (a)	82	48,921
Ross Stores, Inc.	517	61,993
Sally Beauty Holdings, Inc. (a)	1,696	34,140
Shoe Carnival, Inc.	163	10,086
Signet Jewelers, Ltd. (a)	682	39,542
Sleep Number Corp. (a)	198	28,411
Sonic Automotive, Inc. Class A (b)	342	16,953
TJX Cos., Inc.	2,466	163,126
Tractor Supply Co.	252	44,624
Ulta Beauty, Inc. (a)	113	34,936
Urban Outfitters, Inc. (a)	1,020	37,934
Williams-Sonoma, Inc.	427	76,518
Zumiez, Inc. (a)	264	11,326
		3,269,081
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.8%
3D Systems Corp. (a)	229	6,284
Apple, Inc.	20,075	2,452,161
Diebold Nixdorf, Inc. (a)	1,196	16,899
Hewlett Packard Enterprise Co.	18,951	298,289
HP, Inc.	6,971	221,329
NCR Corp. (a) (b)	1,104	41,897
NetApp, Inc.	767	55,738
Seagate Technology PLC	992	76,136
Western Digital Corp.	1,450	96,787
Xerox Holdings Corp.	2,547	61,816
		3,327,336
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Capri Holdings, Ltd. (a)	2,206	112,506
Carter's, Inc. (a)	252	22,410
Columbia Sportswear Co.	168	17,746
Crocs, Inc. (a)	166	13,355
Deckers Outdoor Corp. (a)	76	25,112
Fossil Group, Inc. (a)	597	7,403
Security Description	Shares	Value
G-III Apparel Group, Ltd. (a)	603	$18,174
Hanesbrands, Inc. (b)	5,012	98,586
Kontoor Brands, Inc. (b)	679	32,952
Movado Group, Inc.	86	2,447
NIKE, Inc. Class B	1,495	198,670
Oxford Industries, Inc.	81	7,081
PVH Corp. (a)	1,018	107,603
Ralph Lauren Corp. (a)	682	83,995
Skechers U.S.A., Inc. Class A (a)	594	24,776
Steven Madden, Ltd.	256	9,539
Tapestry, Inc. (a)	3,994	164,593
Under Armour, Inc. Class A (a)	756	16,753
Under Armour, Inc. Class C (a)	850	15,691
Unifi, Inc. (a)	86	2,370
Vera Bradley, Inc. (a)	508	5,131
VF Corp.	847	67,692
Wolverine World Wide, Inc.	514	19,696
		1,074,281
THRIFTS & MORTGAGE FINANCE — 0.2%
Axos Financial, Inc. (a)	174	8,180
Flagstar Bancorp, Inc.	755	34,050
HomeStreet, Inc.	254	11,194
Meta Financial Group, Inc.	253	11,463
New York Community Bancorp, Inc.	3,658	46,164
NMI Holdings, Inc. Class A (a)	501	11,844
Northfield Bancorp, Inc.	257	4,091
Northwest Bancshares, Inc.	502	7,254
Provident Financial Services, Inc.	433	9,647
TrustCo Bank Corp.	844	6,220
Walker & Dunlop, Inc.	167	17,158
Washington Federal, Inc.	505	15,554
		182,819
TOBACCO — 0.6%
Altria Group, Inc.	6,701	342,823
Philip Morris International, Inc.	3,991	354,161
Universal Corp.	170	10,028
Vector Group, Ltd.	930	12,974
		719,986
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	177	16,137
Boise Cascade Co.	594	35,539
DXP Enterprises, Inc. (a)	165	4,978
Fastenal Co.	757	38,062
GATX Corp.	173	16,044
GMS, Inc. (a)	598	24,967
MSC Industrial Direct Co., Inc. Class A	255	22,998
NOW, Inc. (a)	1,605	16,194
United Rentals, Inc. (a)	570	187,707
Veritiv Corp. (a)	83	3,531
W.W. Grainger, Inc.	150	60,139

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Watsco, Inc.	85	$22,164
		448,460
WATER UTILITIES — 0.0% (d)
American States Water Co.	79	5,974
American Water Works Co., Inc.	247	37,030
California Water Service Group	83	4,676
Essential Utilities, Inc.	253	11,322
		59,002
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Spok Holdings, Inc.	251	2,633
Telephone & Data Systems, Inc.	1,450	33,292
T-Mobile US, Inc. (a)	4,587	574,705
		610,630
TOTAL COMMON STOCKS (Cost $104,424,501)		117,532,752
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (e) (f)	93,453	93,481
State Street Navigator Securities Lending Portfolio II (c) (g)	142,275	142,275
TOTAL SHORT-TERM INVESTMENTS (Cost $235,755)		235,756
TOTAL INVESTMENTS — 100.0% (Cost $104,660,256)		117,768,508
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(46,874)
NET ASSETS — 100.0%		$117,721,634

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2021.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$117,532,752	$—	$—	$117,532,752
Short-Term Investments	235,756	—	—	235,756
TOTAL INVESTMENTS	$117,768,508	$—	$—	$117,768,508
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Corp.	501	$31,839	$112,294	$1,177	$(692)	$21,892	1,954	$164,156	$1,529
State Street Institutional Liquid Reserves Fund, Premier Class	8,792	8,796	1,491,531	1,406,829	(11)	(6)	93,453	93,481	36
State Street Navigator Securities Lending Portfolio II	152,346	152,346	1,579,598	1,589,669	—	—	142,275	142,275	3,973
Total		$192,981	$3,183,423	$2,997,675	$(703)	$21,886		$399,912	$5,538
See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.4%
Axon Enterprise, Inc. (a) (b)	99,340	$14,148,003
Curtiss-Wright Corp.	23,822	2,825,289
Mercury Systems, Inc. (a)	87,265	6,165,272
		23,138,564
AIR FREIGHT & LOGISTICS — 0.6%
XPO Logistics, Inc. (a)	82,693	10,196,047
AUTO COMPONENTS — 1.1%
Fox Factory Holding Corp. (a)	65,025	8,262,076
Gentex Corp.	219,882	7,843,191
Visteon Corp. (a)	21,040	2,565,828
		18,671,095
BANKS — 1.7%
Commerce Bancshares, Inc.	78,646	6,025,070
First Financial Bankshares, Inc.	141,634	6,618,557
Glacier Bancorp, Inc.	74,938	4,277,461
PacWest Bancorp	51,416	1,961,520
Signature Bank	31,071	7,025,153
Umpqua Holdings Corp.	148,988	2,614,740
		28,522,501
BEVERAGES — 1.0%
Boston Beer Co., Inc. Class A (a)	14,312	17,264,279
BIOTECHNOLOGY — 3.5%
Arrowhead Pharmaceuticals, Inc. (a)	161,547	10,712,182
Emergent BioSolutions, Inc. (a)	70,494	6,549,598
Exelixis, Inc. (a)	485,756	10,973,228
Halozyme Therapeutics, Inc. (a)	197,858	8,248,700
Ligand Pharmaceuticals, Inc. (a)	13,545	2,064,935
Neurocrine Biosciences, Inc. (a)	146,370	14,234,482
United Therapeutics Corp. (a)	29,362	4,911,382
		57,694,507
BUILDING PRODUCTS — 2.4%
Builders FirstSource, Inc. (a)	157,412	7,299,194
Lennox International, Inc.	31,517	9,820,382
Simpson Manufacturing Co., Inc.	67,456	6,997,211
Trex Co., Inc. (a)	180,402	16,513,999
		40,630,786
CAPITAL MARKETS — 2.7%
Evercore, Inc. Class A	41,144	5,420,311
FactSet Research Systems, Inc.	59,193	18,266,368
Federated Hermes, Inc.	60,644	1,898,157
Interactive Brokers Group, Inc. Class A	125,777	9,186,752
SEI Investments Co.	94,409	5,752,340
Stifel Financial Corp.	69,252	4,436,283
		44,960,211
CHEMICALS — 2.6%
Ashland Global Holdings, Inc.	30,938	2,746,366
Security Description	Shares	Value
Chemours Co.	116,862	$3,261,618
Ingevity Corp. (a)	31,205	2,356,914
NewMarket Corp.	4,369	1,660,919
RPM International, Inc.	125,601	11,536,452
Scotts Miracle-Gro Co. (b)	63,320	15,511,500
Sensient Technologies Corp.	31,962	2,493,036
Valvoline, Inc.	169,735	4,424,992
		43,991,797
COMMERCIAL SERVICES & SUPPLIES — 2.4%
Brink's Co.	29,549	2,341,167
Clean Harbors, Inc. (a)	30,889	2,596,530
IAA, Inc. (a)	209,473	11,550,341
MSA Safety, Inc.	56,566	8,486,031
Stericycle, Inc. (a)	56,106	3,787,716
Tetra Tech, Inc.	84,441	11,460,333
		40,222,118
COMMUNICATIONS EQUIPMENT — 0.9%
Ciena Corp. (a)	89,216	4,881,900
Lumentum Holdings, Inc. (a) (b)	117,863	10,766,785
		15,648,685
CONSTRUCTION & ENGINEERING — 0.2%
Valmont Industries, Inc.	13,648	3,243,720
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	40,452	5,437,153
CONSUMER FINANCE — 0.9%
LendingTree, Inc. (a) (b)	16,958	3,612,054
Prog Holdings, Inc.	48,961	2,119,522
SLM Corp.	522,330	9,386,270
		15,117,846
CONTAINERS & PACKAGING — 0.7%
AptarGroup, Inc.	61,847	8,761,865
Silgan Holdings, Inc.	54,047	2,271,595
		11,033,460
DIVERSIFIED CONSUMER SERVICES — 0.7%
Grand Canyon Education, Inc. (a)	27,290	2,922,759
Service Corp. International	158,154	8,073,762
WW International, Inc. (a)	29,165	912,281
		11,908,802
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Iridium Communications, Inc. (a)	113,243	4,671,274
ELECTRIC UTILITIES — 0.2%
PNM Resources, Inc.	52,651	2,582,531
ELECTRICAL EQUIPMENT — 1.9%
EnerSys	32,827	2,980,692
Hubbell, Inc.	50,716	9,478,313
Regal Beloit Corp.	31,544	4,500,698

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Sunrun, Inc. (a) (b)	249,310	$15,078,269
		32,037,972
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.1%
Cognex Corp.	274,330	22,766,647
Coherent, Inc. (a)	13,001	3,287,823
II-VI, Inc. (a) (b)	163,153	11,154,770
Littelfuse, Inc.	38,240	10,112,185
National Instruments Corp.	93,101	4,020,567
		51,341,992
ENERGY EQUIPMENT & SERVICES — 0.2%
ChampionX Corp. (a)	120,145	2,610,751
ENTERTAINMENT — 0.1%
World Wrestling Entertainment, Inc. Class A	42,589	2,310,879
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.7%
American Campus Communities, Inc. REIT	84,349	3,641,347
Camden Property Trust REIT	71,311	7,837,792
CoreSite Realty Corp. REIT	42,540	5,098,419
CyrusOne, Inc. REIT	187,578	12,702,782
EastGroup Properties, Inc. REIT	35,750	5,122,260
First Industrial Realty Trust, Inc. REIT	102,657	4,700,664
Healthcare Realty Trust, Inc. REIT	87,819	2,662,672
Lamar Advertising Co. Class A REIT	67,234	6,314,617
Life Storage, Inc. REIT	60,949	5,238,567
Medical Properties Trust, Inc. REIT	351,933	7,489,134
PotlatchDeltic Corp. REIT	39,949	2,114,101
PS Business Parks, Inc. REIT	14,488	2,239,555
Rayonier, Inc. REIT	86,673	2,795,204
Rexford Industrial Realty, Inc. REIT	120,545	6,075,468
STORE Capital Corp. REIT	138,426	4,637,271
		78,669,853
FOOD & STAPLES RETAILING — 0.5%
Casey's General Stores, Inc.	21,891	4,732,615
Grocery Outlet Holding Corp. (a) (b)	84,470	3,116,099
		7,848,714
FOOD PRODUCTS — 1.7%
Darling Ingredients, Inc. (a)	253,311	18,638,623
Flowers Foods, Inc.	120,629	2,870,970
Hain Celestial Group, Inc. (a)	79,782	3,478,495
Lancaster Colony Corp.	17,861	3,132,105
Tootsie Roll Industries, Inc. (b)	11,516	381,503
		28,501,696
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 4.9%
Avanos Medical, Inc. (a)	75,365	$3,296,465
Cantel Medical Corp. (a)	28,342	2,262,825
Globus Medical, Inc. Class A (a)	120,232	7,414,707
Haemonetics Corp. (a)	43,594	4,839,370
Hill-Rom Holdings, Inc.	43,320	4,785,994
ICU Medical, Inc. (a)	15,793	3,244,514
Integra LifeSciences Holdings Corp. (a)	55,649	3,844,789
Masimo Corp. (a)	79,189	18,186,546
Neogen Corp. (a)	49,830	4,429,389
Penumbra, Inc. (a) (b)	52,765	14,277,154
Quidel Corp. (a) (b)	59,910	7,664,286
STAAR Surgical Co. (a) (b)	72,409	7,632,633
		81,878,672
HEALTH CARE PROVIDERS & SERVICES — 3.9%
Acadia Healthcare Co., Inc. (a)	53,179	3,038,648
Amedisys, Inc. (a)	51,120	13,536,065
Chemed Corp.	25,011	11,500,558
Encompass Health Corp.	86,511	7,085,251
HealthEquity, Inc. (a) (b)	129,070	8,776,760
LHC Group, Inc. (a)	49,181	9,403,899
Molina Healthcare, Inc. (a)	48,739	11,393,228
		64,734,409
HOTELS, RESTAURANTS & LEISURE — 3.7%
Boyd Gaming Corp. (a) (b)	68,330	4,028,737
Choice Hotels International, Inc. (b)	24,068	2,582,256
Churchill Downs, Inc.	53,912	12,260,667
Jack in the Box, Inc.	35,902	3,941,322
Papa John's International, Inc.	51,735	4,585,790
Scientific Games Corp. Class A (a)	51,306	1,976,307
Six Flags Entertainment Corp. (a) (b)	45,254	2,102,953
Texas Roadhouse, Inc. (a)	101,879	9,774,271
Travel + Leisure Co.	52,641	3,219,524
Wendy's Co.	278,438	5,641,154
Wingstop, Inc.	46,186	5,873,474
Wyndham Hotels & Resorts, Inc.	78,249	5,460,215
		61,446,670
HOUSEHOLD DURABLES — 2.0%
Helen of Troy, Ltd. (a) (b)	37,929	7,990,123
Tempur Sealy International, Inc.	297,345	10,870,933
Toll Brothers, Inc. (b)	77,443	4,393,342
TopBuild Corp. (a)	51,409	10,766,587
		34,020,985
HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc. (b)	42,943	2,038,075

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.5%
Carlisle Cos., Inc.	48,068	$7,911,031
INSURANCE — 2.9%
Brighthouse Financial, Inc. (a) (b)	135,828	6,010,389
Brown & Brown, Inc.	364,723	16,671,488
Kinsale Capital Group, Inc. (b)	33,401	5,504,485
Primerica, Inc.	61,196	9,045,993
RenaissanceRe Holdings, Ltd.	45,020	7,214,455
RLI Corp.	36,810	4,106,891
		48,553,701
INTERACTIVE MEDIA & SERVICES — 0.3%
TripAdvisor, Inc. (a) (b)	56,064	3,015,683
Yelp, Inc. (a) (b)	56,442	2,201,238
		5,216,921
INTERNET & DIRECT MARKETING RETAIL — 0.5%
GrubHub, Inc. (a)	145,160	8,709,600
IT SERVICES — 1.6%
Concentrix Corp. (a)	31,351	4,693,872
LiveRamp Holdings, Inc. (a)	55,691	2,889,249
MAXIMUS, Inc.	59,245	5,275,175
Perspecta, Inc.	81,806	2,376,464
Sabre Corp. (a) (b)	179,492	2,658,276
WEX, Inc. (a)	39,886	8,344,949
		26,237,985
LEISURE EQUIPMENT & PRODUCTS — 1.9%
Brunswick Corp.	66,508	6,342,868
Mattel, Inc. (a)	542,107	10,798,771
Polaris, Inc.	42,551	5,680,559
YETI Holdings, Inc. (a)	116,708	8,427,485
		31,249,683
LIFE SCIENCES TOOLS & SERVICES — 5.6%
Bio-Techne Corp.	60,497	23,105,619
Charles River Laboratories International, Inc. (a)	77,524	22,468,781
Medpace Holdings, Inc. (a)	42,776	7,017,403
PRA Health Sciences, Inc. (a)	100,521	15,412,885
Repligen Corp. (a)	79,333	15,423,129
Syneos Health, Inc. (a)	128,710	9,762,653
		93,190,470
MACHINERY — 6.0%
AGCO Corp.	40,295	5,788,377
Donaldson Co., Inc.	98,014	5,700,494
Graco, Inc.	262,922	18,830,474
ITT, Inc.	60,540	5,503,691
Lincoln Electric Holdings, Inc.	92,889	11,419,774
Middleby Corp. (a)	52,773	8,747,125
Nordson Corp.	53,045	10,538,980
Terex Corp.	41,440	1,909,141
Timken Co.	106,063	8,609,134
Security Description	Shares	Value
Toro Co.	167,657	$17,292,143
Woodward, Inc.	47,401	5,717,982
		100,057,315
MEDIA — 1.8%
Cable One, Inc.	8,460	15,467,926
New York Times Co. Class A	225,713	11,425,592
TEGNA, Inc.	138,123	2,600,856
		29,494,374
METALS & MINING — 1.5%
Cleveland-Cliffs, Inc. (b)	714,689	14,372,396
Compass Minerals International, Inc. (b)	25,582	1,604,503
Royal Gold, Inc.	59,211	6,372,288
Worthington Industries, Inc.	31,430	2,108,638
		24,457,825
MULTILINE RETAIL — 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	88,607	7,708,809
OIL, GAS & CONSUMABLE FUELS — 1.1%
Antero Midstream Corp. (b)	449,704	4,060,827
Cimarex Energy Co.	76,681	4,554,085
CNX Resources Corp. (a)	341,570	5,021,079
EQT Corp. (a)	166,513	3,093,811
Equitrans Midstream Corp.	288,429	2,353,581
		19,083,383
PAPER & FOREST PRODUCTS — 0.3%
Louisiana-Pacific Corp.	91,054	5,049,855
PERSONAL PRODUCTS — 0.1%
Nu Skin Enterprises, Inc. Class A	43,903	2,322,030
PHARMACEUTICALS — 1.0%
Jazz Pharmaceuticals PLC (a)	87,740	14,421,824
Nektar Therapeutics (a) (b)	108,768	2,175,360
		16,597,184
PROFESSIONAL SERVICES — 2.2%
ASGN, Inc. (a)	82,491	7,872,941
CACI International, Inc. Class A (a)	16,880	4,163,621
CoreLogic, Inc.	113,870	9,024,198
FTI Consulting, Inc. (a)	53,245	7,460,157
Insperity, Inc.	55,802	4,672,859
Science Applications International Corp. (b)	35,711	2,985,082
		36,178,858
ROAD & RAIL — 1.0%
Knight-Swift Transportation Holdings, Inc.	190,786	9,174,899
Landstar System, Inc.	37,577	6,202,459
Werner Enterprises, Inc.	41,306	1,948,404
		17,325,762

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.4%
Amkor Technology, Inc.	50,443	$1,196,004
Brooks Automation, Inc.	115,508	9,431,228
Cirrus Logic, Inc. (a)	39,207	3,324,362
CMC Materials, Inc.	45,389	8,024,321
Cree, Inc. (a) (b)	179,569	19,416,796
First Solar, Inc. (a) (b)	131,970	11,520,981
MKS Instruments, Inc.	85,986	15,943,524
Semtech Corp. (a)	101,098	6,975,762
Silicon Laboratories, Inc. (a)	40,337	5,690,341
SolarEdge Technologies, Inc. (a)	80,328	23,089,480
Synaptics, Inc. (a) (b)	26,325	3,564,931
Universal Display Corp.	66,825	15,822,155
		123,999,885
SOFTWARE — 6.6%
ACI Worldwide, Inc. (a)	99,365	3,780,838
Blackbaud, Inc. (a) (b)	34,250	2,434,490
CDK Global, Inc.	94,588	5,113,427
Ceridian HCM Holding, Inc. (a) (b)	120,316	10,139,029
CommVault Systems, Inc. (a)	36,175	2,333,288
Fair Isaac Corp. (a)	45,526	22,127,912
J2 Global, Inc. (a)	41,722	5,000,799
Manhattan Associates, Inc. (a)	99,374	11,664,520
Paylocity Holding Corp. (a)	58,380	10,498,476
PTC, Inc. (a)	163,802	22,547,345
Qualys, Inc. (a) (b)	52,438	5,494,454
SailPoint Technologies Holding, Inc. (a) (b)	142,220	7,202,021
Teradata Corp. (a) (b)	63,408	2,443,744
		110,780,343
SPECIALTY RETAIL — 4.2%
Five Below, Inc. (a)	87,034	16,605,217
Lithia Motors, Inc. Class A	41,529	16,200,048
RH (a) (b)	25,397	15,151,850
Williams-Sonoma, Inc. (b)	119,295	21,377,664
		69,334,779
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Columbia Sportswear Co.	20,166	2,130,135
Deckers Outdoor Corp. (a)	43,891	14,502,464
		16,632,599
Security Description	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.3%
Essent Group, Ltd.	88,689	$4,211,841
TRADING COMPANIES & DISTRIBUTORS — 0.7%
MSC Industrial Direct Co., Inc. Class A (b)	36,667	3,306,997
Watsco, Inc.	31,731	8,273,858
		11,580,855
WATER UTILITIES — 0.5%
Essential Utilities, Inc.	173,776	7,776,476
TOTAL COMMON STOCKS (Cost $1,443,519,642)		1,666,037,608
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	350,122	350,227
State Street Navigator Securities Lending Portfolio II (e) (f)	60,664,785	60,664,785
TOTAL SHORT-TERM INVESTMENTS (Cost $61,015,012)		61,015,012
TOTAL INVESTMENTS — 103.6% (Cost $1,504,534,654)		1,727,052,620
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(60,212,482)
NET ASSETS — 100.0%		$1,666,840,138
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,666,037,608	$—	$—	$1,666,037,608
Short-Term Investments	61,015,012	—	—	61,015,012
TOTAL INVESTMENTS	$1,727,052,620	$—	$—	$1,727,052,620
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,120,445	$1,120,894	$54,624,635	$55,395,018	$(256)	$(28)	350,122	$350,227	$1,349
State Street Navigator Securities Lending Portfolio II	29,274,001	29,274,001	352,128,310	320,737,526	—	—	60,664,785	60,664,785	45,052
Total		$30,394,895	$406,752,945	$376,132,544	$(256)	$(28)		$61,015,012	$46,401
See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.7%
Curtiss-Wright Corp.	32,023	$3,797,928
Hexcel Corp. (a)	101,344	5,675,264
		9,473,192
AIR FREIGHT & LOGISTICS — 0.5%
XPO Logistics, Inc. (a)	59,573	7,345,351
AIRLINES — 0.5%
JetBlue Airways Corp. (a)	383,684	7,804,133
AUTO COMPONENTS — 2.3%
Adient PLC (a)	113,798	5,029,872
Dana, Inc.	174,936	4,256,193
Gentex Corp.	123,826	4,416,873
Goodyear Tire & Rubber Co. (a)	282,317	4,960,310
Lear Corp.	66,958	12,136,137
Visteon Corp. (a)	18,220	2,221,929
		33,021,314
AUTOMOBILES — 1.1%
Harley-Davidson, Inc.	185,941	7,456,234
Thor Industries, Inc.	67,946	9,155,044
		16,611,278
BANKS — 12.6%
Associated Banc-Corp.	184,643	3,940,282
BancorpSouth Bank	116,504	3,784,050
Bank of Hawaii Corp.	48,521	4,342,144
Bank OZK	146,589	5,988,161
Cathay General Bancorp	90,228	3,679,498
CIT Group, Inc.	119,729	6,167,241
Commerce Bancshares, Inc.	66,336	5,082,001
Cullen/Frost Bankers, Inc.	69,026	7,507,268
East West Bancorp, Inc.	173,385	12,795,813
First Financial Bankshares, Inc.	64,564	3,017,076
First Horizon National Corp.	680,318	11,504,177
FNB Corp.	388,938	4,939,513
Fulton Financial Corp.	195,727	3,333,231
Glacier Bancorp, Inc.	57,529	3,283,755
Hancock Whitney Corp.	104,837	4,404,202
Home BancShares, Inc.	183,915	4,974,901
International Bancshares Corp.	67,126	3,115,989
PacWest Bancorp	101,669	3,878,672
Pinnacle Financial Partners, Inc.	93,362	8,277,475
Prosperity Bancshares, Inc.	113,017	8,463,843
Signature Bank	45,473	10,281,445
Sterling Bancorp	234,409	5,396,095
Synovus Financial Corp.	180,881	8,275,306
TCF Financial Corp.	187,400	8,706,604
Texas Capital Bancshares, Inc. (a)	61,129	4,335,269
Trustmark Corp.	79,924	2,690,242
UMB Financial Corp.	52,477	4,845,201
Umpqua Holdings Corp.	158,216	2,776,691
United Bankshares, Inc.	156,376	6,032,986
Valley National Bancorp	491,987	6,759,901
Security Description	Shares	Value
Webster Financial Corp.	109,713	$6,046,283
Wintrust Financial Corp.	68,906	5,223,075
		183,848,390
BIOTECHNOLOGY — 0.5%
Ligand Pharmaceuticals, Inc. (a)	9,614	1,465,654
United Therapeutics Corp. (a)	31,746	5,310,154
		6,775,808
BUILDING PRODUCTS — 1.6%
Builders FirstSource, Inc. (a)	127,603	5,916,951
Lennox International, Inc.	17,451	5,437,557
Owens Corning	128,722	11,854,009
		23,208,517
CAPITAL MARKETS — 1.9%
Affiliated Managers Group, Inc.	52,400	7,809,172
Evercore, Inc. Class A	18,646	2,456,424
Federated Hermes, Inc.	70,324	2,201,141
Janus Henderson Group PLC	206,956	6,446,679
SEI Investments Co.	70,484	4,294,590
Stifel Financial Corp.	74,794	4,791,304
		27,999,310
CHEMICALS — 2.7%
Ashland Global Holdings, Inc.	42,173	3,743,697
Avient Corp.	110,617	5,228,866
Cabot Corp.	68,335	3,583,487
Chemours Co.	113,905	3,179,089
Ingevity Corp. (a)	24,623	1,859,775
Minerals Technologies, Inc.	40,754	3,069,591
NewMarket Corp.	5,786	2,199,606
Olin Corp.	175,522	6,664,570
RPM International, Inc.	59,928	5,504,387
Sensient Technologies Corp.	27,874	2,174,172
Valvoline, Inc.	87,022	2,268,664
		39,475,904
COMMERCIAL SERVICES & SUPPLIES — 1.3%
Brink's Co.	38,666	3,063,507
Clean Harbors, Inc. (a)	37,118	3,120,139
Healthcare Services Group, Inc.	93,682	2,625,907
Herman Miller, Inc.	74,200	3,053,330
KAR Auction Services, Inc. (a) (b)	162,778	2,441,670
Stericycle, Inc. (a)	67,555	4,560,638
		18,865,191
COMMUNICATIONS EQUIPMENT — 0.9%
Ciena Corp. (a)	120,185	6,576,523
NetScout Systems, Inc. (a)	92,800	2,613,248
ViaSat, Inc. (a)	80,560	3,872,519
		13,062,290
CONSTRUCTION & ENGINEERING — 2.5%
AECOM (a)	181,241	11,619,361
Dycom Industries, Inc. (a)	38,030	3,531,086
EMCOR Group, Inc.	67,365	7,555,658
Fluor Corp. (a)	151,091	3,488,691

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MasTec, Inc. (a)	68,390	$6,408,143
Valmont Industries, Inc.	15,139	3,598,086
		36,201,025
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	19,932	2,679,060
CONSUMER FINANCE — 0.6%
FirstCash, Inc.	49,526	3,252,372
Navient Corp.	221,188	3,165,200
Prog Holdings, Inc.	45,974	1,990,215
		8,407,787
CONTAINERS & PACKAGING — 1.1%
AptarGroup, Inc.	31,714	4,492,922
Greif, Inc. Class A	33,266	1,896,162
Silgan Holdings, Inc.	52,431	2,203,675
Sonoco Products Co.	123,439	7,813,689
		16,406,448
DIVERSIFIED CONSUMER SERVICES — 1.5%
Adtalem Global Education, Inc. (a)	62,154	2,457,569
Graham Holdings Co. Class B	5,021	2,824,011
Grand Canyon Education, Inc. (a)	35,663	3,819,507
H&R Block, Inc.	221,900	4,837,420
Service Corp. International	84,235	4,300,197
Strategic Education, Inc.	30,693	2,820,994
WW International, Inc. (a)	35,458	1,109,126
		22,168,824
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Jefferies Financial Group, Inc.	248,818	7,489,422
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Iridium Communications, Inc. (a)	57,704	2,380,290
ELECTRIC UTILITIES — 1.9%
ALLETE, Inc.	62,920	4,227,595
Hawaiian Electric Industries, Inc.	132,243	5,875,557
IDACORP, Inc.	61,187	6,116,864
OGE Energy Corp.	245,752	7,952,535
PNM Resources, Inc.	63,088	3,094,466
		27,267,017
ELECTRICAL EQUIPMENT — 1.6%
Acuity Brands, Inc.	43,659	7,203,735
EnerSys	27,293	2,478,204
Hubbell, Inc.	26,328	4,920,440
nVent Electric PLC	203,688	5,684,932
Regal Beloit Corp.	25,029	3,571,138
		23,858,449
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.5%
Arrow Electronics, Inc. (a)	91,583	10,149,228
Avnet, Inc.	120,436	4,999,299
Belden, Inc.	56,249	2,495,768
Security Description	Shares	Value
Coherent, Inc. (a)	19,546	$4,942,988
Jabil, Inc.	166,289	8,673,634
National Instruments Corp.	87,445	3,776,312
SYNNEX Corp.	49,993	5,741,196
Vishay Intertechnology, Inc.	160,187	3,857,303
Vontier Corp. (a)	204,262	6,183,011
		50,818,739
ENERGY EQUIPMENT & SERVICES — 0.2%
ChampionX Corp. (a)	138,199	3,003,064
ENTERTAINMENT — 0.3%
Cinemark Holdings, Inc. (a) (b)	135,307	2,761,616
World Wrestling Entertainment, Inc. Class A (b)	24,691	1,339,733
		4,101,349
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.3%
American Campus Communities, Inc. REIT	101,495	4,381,539
Apartment Income REIT Corp.	182,842	7,818,324
Brixmor Property Group, Inc. REIT	364,319	7,370,173
Camden Property Trust REIT	63,426	6,971,152
CoreSite Realty Corp. REIT	19,427	2,328,326
Corporate Office Properties Trust REIT	135,424	3,565,714
Cousins Properties, Inc. REIT	180,139	6,367,914
Douglas Emmett, Inc. REIT	200,025	6,280,785
EastGroup Properties, Inc. REIT	20,838	2,985,669
EPR Properties REIT	90,323	4,208,149
First Industrial Realty Trust, Inc. REIT	76,340	3,495,609
Healthcare Realty Trust, Inc. REIT	101,923	3,090,305
Highwoods Properties, Inc. REIT	125,761	5,400,177
Hudson Pacific Properties, Inc. REIT	182,759	4,958,252
JBG SMITH Properties REIT	133,637	4,248,320
Kilroy Realty Corp. REIT	130,074	8,536,757
Lamar Advertising Co. Class A REIT	53,897	5,062,006
Life Storage, Inc. REIT	44,561	3,830,018
Macerich Co. REIT (b)	139,684	1,634,303
Medical Properties Trust, Inc. REIT	434,769	9,251,884
National Retail Properties, Inc. REIT	214,765	9,464,694
Omega Healthcare Investors, Inc. REIT	283,757	10,394,019
Park Hotels & Resorts, Inc. REIT (a)	286,662	6,186,166
Pebblebrook Hotel Trust REIT	158,618	3,852,831
Physicians Realty Trust REIT	260,754	4,607,523
PotlatchDeltic Corp. REIT	52,237	2,764,382
PS Business Parks, Inc. REIT	13,590	2,100,742
Rayonier, Inc. REIT	102,987	3,321,331

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Rexford Industrial Realty, Inc. REIT	67,206	$3,387,182
Sabra Health Care REIT, Inc.	258,512	4,487,768
Service Properties Trust REIT	207,865	2,465,279
SL Green Realty Corp. REIT (b)	84,090	5,885,459
Spirit Realty Capital, Inc. REIT	141,294	6,004,995
STORE Capital Corp. REIT	183,123	6,134,620
Urban Edge Properties REIT	138,254	2,283,956
Weingarten Realty Investors REIT	145,060	3,903,565
		179,029,888
FOOD & STAPLES RETAILING — 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	168,681	7,567,029
Casey's General Stores, Inc.	28,089	6,072,561
Grocery Outlet Holding Corp. (a) (b)	40,902	1,508,875
Sprouts Farmers Market, Inc. (a)	142,253	3,786,775
		18,935,240
FOOD PRODUCTS — 2.1%
Flowers Foods, Inc.	144,833	3,447,025
Hain Celestial Group, Inc. (a)	39,654	1,728,914
Ingredion, Inc.	82,414	7,410,667
Lancaster Colony Corp.	10,445	1,831,635
Pilgrim's Pride Corp. (a)	61,444	1,461,753
Post Holdings, Inc. (a)	73,403	7,760,165
Sanderson Farms, Inc.	24,096	3,753,675
Tootsie Roll Industries, Inc. (b)	12,797	423,981
TreeHouse Foods, Inc. (a)	67,432	3,522,648
		31,340,463
GAS UTILITIES — 2.4%
National Fuel Gas Co.	110,372	5,517,496
New Jersey Resources Corp.	116,353	4,638,994
ONE Gas, Inc.	64,435	4,955,696
Southwest Gas Holdings, Inc.	69,187	4,753,839
Spire, Inc.	62,519	4,619,529
UGI Corp.	255,449	10,475,963
		34,961,517
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Cantel Medical Corp. (a)	24,622	1,965,821
Haemonetics Corp. (a)	28,729	3,189,206
Hill-Rom Holdings, Inc.	46,652	5,154,113
ICU Medical, Inc. (a)	12,078	2,481,304
Integra LifeSciences Holdings Corp. (a)	44,621	3,082,865
LivaNova PLC (a)	58,925	4,344,540
Neogen Corp. (a)	26,736	2,376,563
NuVasive, Inc. (a)	62,019	4,065,966
		26,660,378
HEALTH CARE PROVIDERS & SERVICES — 1.8%
Acadia Healthcare Co., Inc. (a)	66,722	3,812,495
Encompass Health Corp.	52,727	4,318,342
Security Description	Shares	Value
Molina Healthcare, Inc. (a)	32,753	$7,656,341
Patterson Cos., Inc.	109,518	3,499,100
Tenet Healthcare Corp. (a)	130,551	6,788,652
		26,074,930
HOTELS, RESTAURANTS & LEISURE — 2.0%
Boyd Gaming Corp. (a)	46,654	2,750,720
Choice Hotels International, Inc. (b)	17,111	1,835,839
Cracker Barrel Old Country Store, Inc.	28,669	4,956,297
Marriott Vacations Worldwide Corp. (a)	50,639	8,820,301
Scientific Games Corp. Class A (a)	29,695	1,143,851
Six Flags Entertainment Corp. (a) (b)	59,024	2,742,845
Travel + Leisure Co.	63,242	3,867,881
Wyndham Hotels & Resorts, Inc.	51,802	3,614,744
		29,732,478
HOUSEHOLD DURABLES — 1.2%
KB Home	110,592	5,145,846
Taylor Morrison Home Corp. (a)	155,801	4,800,229
Toll Brothers, Inc.	78,115	4,431,464
Tri Pointe Homes, Inc. (a)	148,040	3,014,094
		17,391,633
HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc.	39,004	1,851,130
INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	27,135	4,465,878
INSURANCE — 5.3%
Alleghany Corp. (a)	17,056	10,682,002
American Financial Group, Inc.	85,693	9,777,571
CNO Financial Group, Inc.	167,651	4,072,243
First American Financial Corp.	134,712	7,631,435
Genworth Financial, Inc. Class A (a)	638,000	2,118,160
Hanover Insurance Group, Inc.	44,692	5,785,826
Kemper Corp.	74,609	5,947,830
Mercury General Corp.	33,452	2,034,216
Old Republic International Corp.	347,556	7,590,623
Reinsurance Group of America, Inc.	83,427	10,515,974
RenaissanceRe Holdings, Ltd.	27,080	4,339,570
RLI Corp.	20,398	2,275,805
Selective Insurance Group, Inc.	72,469	5,256,901
		78,028,156
INTERACTIVE MEDIA & SERVICES — 0.4%
TripAdvisor, Inc. (a) (b)	73,429	3,949,746
Yelp, Inc. (a)	42,733	1,666,587
		5,616,333
IT SERVICES — 1.8%
Alliance Data Systems Corp.	60,982	6,835,472

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Concentrix Corp. (a)	27,003	$4,042,889
LiveRamp Holdings, Inc. (a)	39,179	2,032,606
MAXIMUS, Inc.	29,398	2,617,598
Perspecta, Inc.	106,975	3,107,624
Sabre Corp. (a) (b)	245,333	3,633,382
WEX, Inc. (a)	22,453	4,697,617
		26,967,188
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp.	42,187	4,023,374
Polaris, Inc.	37,955	5,066,993
		9,090,367
MACHINERY — 4.6%
AGCO Corp.	44,039	6,326,202
Colfax Corp. (a)	141,542	6,200,955
Crane Co.	59,977	5,632,440
Donaldson Co., Inc.	76,230	4,433,537
Flowserve Corp.	157,907	6,128,371
ITT, Inc.	59,323	5,393,054
Kennametal, Inc.	100,901	4,033,013
Middleby Corp. (a)	26,304	4,359,888
Nordson Corp.	24,165	4,801,102
Oshkosh Corp.	83,945	9,960,914
Terex Corp.	54,139	2,494,184
Trinity Industries, Inc.	101,842	2,901,479
Woodward, Inc.	34,031	4,105,159
		66,770,298
MARINE — 0.3%
Kirby Corp. (a)	72,627	4,377,956
MEDIA — 0.4%
John Wiley & Sons, Inc. Class A	55,111	2,987,016
TEGNA, Inc.	165,697	3,120,075
		6,107,091
METALS & MINING — 3.0%
Commercial Metals Co.	145,104	4,475,007
Compass Minerals International, Inc.	22,346	1,401,541
Reliance Steel & Aluminum Co.	77,902	11,863,696
Royal Gold, Inc.	33,276	3,581,163
Steel Dynamics, Inc.	245,511	12,462,138
United States Steel Corp.	322,545	8,441,003
Worthington Industries, Inc.	17,028	1,142,409
		43,366,957
MULTI-UTILITIES — 1.1%
Black Hills Corp.	76,035	5,076,857
MDU Resources Group, Inc.	243,413	7,694,285
NorthWestern Corp.	61,109	3,984,307
		16,755,449
MULTILINE RETAIL — 1.1%
Kohl's Corp.	193,083	11,509,677
Nordstrom, Inc. (a)	131,948	4,996,871
		16,506,548
Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 1.1%
Cimarex Energy Co.	66,684	$3,960,363
EQT Corp. (a)	214,690	3,988,940
Equitrans Midstream Corp.	281,626	2,298,068
Murphy Oil Corp. (b)	182,145	2,988,999
World Fuel Services Corp.	75,848	2,669,850
		15,906,220
PAPER & FOREST PRODUCTS — 0.4%
Domtar Corp.	69,637	2,573,087
Louisiana-Pacific Corp.	59,513	3,300,591
		5,873,678
PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A (a)	357,131	3,217,750
Nu Skin Enterprises, Inc. Class A	28,883	1,527,622
		4,745,372
PHARMACEUTICALS — 0.2%
Nektar Therapeutics (a)	139,585	2,791,700
PROFESSIONAL SERVICES — 1.5%
CACI International, Inc. Class A (a)	17,469	4,308,903
KBR, Inc.	172,902	6,637,708
ManpowerGroup, Inc.	67,432	6,669,025
Science Applications International Corp. (b)	42,943	3,589,605
		21,205,241
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
Jones Lang LaSalle, Inc. (a)	62,748	11,234,402
ROAD & RAIL — 1.0%
Avis Budget Group, Inc. (a)	62,346	4,522,579
Landstar System, Inc.	17,872	2,949,952
Ryder System, Inc.	64,967	4,914,754
Werner Enterprises, Inc.	39,779	1,876,375
		14,263,660
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Amkor Technology, Inc.	94,049	2,229,902
Cirrus Logic, Inc. (a)	41,573	3,524,975
Silicon Laboratories, Inc. (a)	22,677	3,199,044
Synaptics, Inc. (a)	22,456	3,040,991
		11,994,912
SOFTWARE — 1.7%
ACI Worldwide, Inc. (a)	67,544	2,570,049
Blackbaud, Inc. (a)	32,823	2,333,059
CDK Global, Inc.	73,475	3,972,058
Ceridian HCM Holding, Inc. (a)	64,989	5,476,623
CommVault Systems, Inc. (a)	30,220	1,949,190
InterDigital, Inc.	38,917	2,469,284
J2 Global, Inc. (a)	20,081	2,406,909
Teradata Corp. (a)	82,802	3,191,189
		24,368,361

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SPECIALTY RETAIL — 2.2%
American Eagle Outfitters, Inc.	180,943	$5,290,773
AutoNation, Inc. (a)	66,774	6,224,672
Dick's Sporting Goods, Inc.	79,684	6,067,936
Foot Locker, Inc.	126,447	7,112,644
Murphy USA, Inc.	30,687	4,436,113
Urban Outfitters, Inc. (a)	86,336	3,210,836
		32,342,974
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
NCR Corp. (a)	157,607	5,981,186
Xerox Holdings Corp.	202,006	4,902,685
		10,883,871
TEXTILES, APPAREL & LUXURY GOODS — 1.6%
Capri Holdings, Ltd. (a)	185,483	9,459,633
Carter's, Inc. (a)	53,221	4,732,943
Columbia Sportswear Co.	22,206	2,345,620
Skechers U.S.A., Inc. Class A (a)	165,900	6,919,689
		23,457,885
THRIFTS & MORTGAGE FINANCE — 1.3%
Essent Group, Ltd.	70,765	3,360,630
MGIC Investment Corp.	410,075	5,679,539
New York Community Bancorp, Inc.	564,920	7,129,290
Washington Federal, Inc.	95,588	2,944,110
		19,113,569
TRADING COMPANIES & DISTRIBUTORS — 1.0%
GATX Corp.	42,357	3,928,188
MSC Industrial Direct Co., Inc. Class A	28,651	2,584,034
Univar Solutions, Inc. (a)	204,784	4,411,047
Watsco, Inc.	15,108	3,939,411
		14,862,680
Security Description	Shares	Value
WATER UTILITIES — 0.4%
Essential Utilities, Inc.	135,221	$6,051,140
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Telephone & Data Systems, Inc.	125,455	2,880,447
TOTAL COMMON STOCKS (Cost $1,296,743,771)		1,458,278,142
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	1,062,768	1,063,087
State Street Navigator Securities Lending Portfolio II (e) (f)	9,865,543	9,865,543
TOTAL SHORT-TERM INVESTMENTS (Cost $10,928,629)		10,928,630
TOTAL INVESTMENTS — 100.5% (Cost $1,307,672,400)		1,469,206,772
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(7,969,968)
NET ASSETS — 100.0%		$1,461,236,804
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,458,278,142	$—	$—	$1,458,278,142
Short-Term Investments	10,928,630	—	—	10,928,630
TOTAL INVESTMENTS	$1,469,206,772	$—	$—	$1,469,206,772
See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	665,683	$665,950	$47,444,848	$47,047,251	$(460)	$—	1,062,768	$1,063,087	$—
State Street Navigator Securities Lending Portfolio II	14,708,452	14,708,452	126,985,653	131,828,562	—	—	9,865,543	9,865,543	67,577
Total		$15,374,402	$174,430,501	$178,875,813	$(460)	$—		$10,928,630	$67,577
See accompanying notes to schedule of investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.2%
Howmet Aerospace, Inc. (a)	2,818	$90,542
L3Harris Technologies, Inc.	1,536	311,317
		401,859
AIR FREIGHT & LOGISTICS — 0.8%
Expeditors International of Washington, Inc.	1,152	124,059
FedEx Corp.	1,728	490,821
United Parcel Service, Inc. Class B	5,170	878,848
		1,493,728
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	960	66,442
American Airlines Group, Inc. (a)	4,427	105,805
Delta Air Lines, Inc. (a)	4,622	223,150
		395,397
AUTO COMPONENTS — 0.2%
Aptiv PLC (a)	1,920	264,768
BorgWarner, Inc.	1,769	82,011
		346,779
AUTOMOBILES — 0.3%
General Motors Co. (a)	9,203	528,804
BANKS — 4.8%
Bank of America Corp.	55,296	2,139,402
Citigroup, Inc.	15,158	1,102,744
Comerica, Inc.	960	68,870
JPMorgan Chase & Co.	22,194	3,378,593
PNC Financial Services Group, Inc.	3,072	538,860
Wells Fargo & Co.	29,936	1,169,600
		8,398,069
BEVERAGES — 1.9%
Brown-Forman Corp. Class B	1,344	92,696
Coca-Cola Co.	28,046	1,478,305
Constellation Brands, Inc. Class A	1,197	272,916
Molson Coors Beverage Co. Class B (a)	1,344	68,745
PepsiCo, Inc.	10,022	1,417,612
		3,330,274
BIOTECHNOLOGY — 2.5%
AbbVie, Inc.	12,840	1,389,545
Alexion Pharmaceuticals, Inc. (a)	1,640	250,772
Amgen, Inc.	4,224	1,050,973
Biogen, Inc. (a)	1,152	322,272
Gilead Sciences, Inc.	9,062	585,677
Incyte Corp. (a)	1,344	109,227
Regeneron Pharmaceuticals, Inc. (a)	764	361,479
Vertex Pharmaceuticals, Inc. (a)	1,920	412,589
		4,482,534
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	960	64,906
Security Description	Shares	Value
Allegion PLC	625	$78,512
Fortune Brands Home & Security, Inc.	960	91,987
Johnson Controls International PLC	5,227	311,895
Trane Technologies PLC	1,728	286,088
		833,388
CAPITAL MARKETS — 4.0%
Ameriprise Financial, Inc.	817	189,912
Bank of New York Mellon Corp.	5,890	278,538
BlackRock, Inc.	1,028	775,071
Cboe Global Markets, Inc.	768	75,794
Charles Schwab Corp.	10,762	701,467
CME Group, Inc.	2,662	543,660
Franklin Resources, Inc.	1,920	56,832
Goldman Sachs Group, Inc.	2,498	816,846
Intercontinental Exchange, Inc.	4,070	454,537
Invesco, Ltd.	2,688	67,791
MarketAxess Holdings, Inc.	275	136,928
Moody's Corp.	1,152	343,999
Morgan Stanley	10,935	849,212
MSCI, Inc.	588	246,537
Nasdaq, Inc.	804	118,558
Northern Trust Corp.	1,536	161,449
Raymond James Financial, Inc.	960	117,658
S&P Global, Inc.	1,741	614,347
State Street Corp. (b)	2,496	209,689
T Rowe Price Group, Inc.	1,701	291,891
		7,050,716
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	1,602	450,707
CF Industries Holdings, Inc.	1,536	69,704
Corteva, Inc.	5,376	250,629
Eastman Chemical Co.	960	105,715
Ecolab, Inc.	1,803	385,968
FMC Corp.	960	106,186
International Flavors & Fragrances, Inc.	1,783	248,925
Linde PLC	3,830	1,072,936
LyondellBasell Industries NV Class A	1,858	193,325
Mosaic Co.	2,496	78,898
PPG Industries, Inc.	1,728	259,649
		3,222,642
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	611	208,540
Republic Services, Inc.	1,536	152,602
Waste Management, Inc.	2,863	369,384
		730,526
COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (a)	384	115,926
Cisco Systems, Inc.	30,734	1,589,255
Juniper Networks, Inc.	2,347	59,449

See accompanying notes to schedule of investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Motorola Solutions, Inc.	1,277	$240,140
		2,004,770
CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	423	142,052
Vulcan Materials Co.	960	162,000
		304,052
CONSUMER FINANCE — 0.8%
American Express Co.	4,776	675,517
Capital One Financial Corp.	3,264	415,279
Discover Financial Services	2,242	212,968
Synchrony Financial	3,970	161,420
		1,465,184
CONTAINERS & PACKAGING — 0.3%
Ball Corp.	2,304	195,241
International Paper Co.	2,880	155,721
Packaging Corp. of America	768	103,281
Sealed Air Corp.	1,152	52,785
Westrock Co.	1,920	99,936
		606,964
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	51,680	1,564,354
Lumen Technologies, Inc.	7,042	94,011
Verizon Communications, Inc.	29,970	1,742,755
		3,401,120
ELECTRIC UTILITIES — 1.1%
Edison International	2,720	159,392
Entergy Corp.	1,474	146,619
Eversource Energy	2,495	216,042
Exelon Corp.	7,042	308,017
NextEra Energy, Inc.	14,218	1,075,023
		1,905,093
ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	1,707	218,035
Eaton Corp. PLC	2,880	398,246
Emerson Electric Co.	4,354	392,818
Rockwell Automation, Inc.	842	223,501
		1,232,600
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Corning, Inc.	5,506	239,566
Keysight Technologies, Inc. (a)	1,344	192,730
TE Connectivity, Ltd.	2,439	314,899
		747,195
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	4,825	104,268
Halliburton Co.	6,274	134,640
Schlumberger NV	10,009	272,145
		511,053
Security Description	Shares	Value
ENTERTAINMENT — 0.5%
Activision Blizzard, Inc.	5,606	$521,358
Electronic Arts, Inc.	2,112	285,902
Take-Two Interactive Software, Inc. (a)	792	139,946
		947,206
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.4%
Alexandria Real Estate Equities, Inc. REIT	926	152,142
American Tower Corp. REIT	3,252	777,423
AvalonBay Communities, Inc. REIT	993	183,218
Boston Properties, Inc. REIT	960	97,210
Digital Realty Trust, Inc. REIT	2,068	291,257
Duke Realty Corp. REIT	2,688	112,708
Equinix, Inc. REIT	646	439,015
Equity Residential REIT	2,496	178,789
Essex Property Trust, Inc. REIT	473	128,580
Healthpeak Properties, Inc. REIT	3,840	121,882
Host Hotels & Resorts, Inc. REIT (a)	5,122	86,306
Iron Mountain, Inc. REIT	2,112	78,165
Kimco Realty Corp. REIT	3,072	57,600
Prologis, Inc. REIT	5,414	573,884
Regency Centers Corp. REIT	1,152	65,330
Simon Property Group, Inc. REIT	2,347	267,018
UDR, Inc. REIT	2,112	92,632
Ventas, Inc. REIT	2,688	143,378
Vornado Realty Trust REIT	1,152	52,289
Welltower, Inc. REIT	3,010	215,606
Weyerhaeuser Co. REIT	5,376	191,386
		4,305,818
FOOD & STAPLES RETAILING — 1.1%
Costco Wholesale Corp.	3,247	1,144,503
Kroger Co.	5,568	200,392
Sysco Corp.	3,648	287,243
Walgreens Boots Alliance, Inc.	5,184	284,602
		1,916,740
FOOD PRODUCTS — 1.3%
Archer-Daniels-Midland Co.	4,032	229,824
Campbell Soup Co.	1,514	76,109
Conagra Brands, Inc.	3,456	129,946
General Mills, Inc.	4,419	270,973
Hershey Co.	1,126	178,088
Hormel Foods Corp.	2,050	97,949
J.M. Smucker Co.	768	97,175
Kellogg Co.	1,858	117,611
Kraft Heinz Co.	4,680	187,200
McCormick & Co., Inc.	1,832	163,341
Mondelez International, Inc. Class A	10,385	607,834
Tyson Foods, Inc. Class A	2,112	156,922
		2,312,972

See accompanying notes to schedule of investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
GAS UTILITIES — 0.1%
Atmos Energy Corp.	950	$93,908
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Abbott Laboratories	12,840	1,538,746
Baxter International, Inc.	3,648	307,672
Becton Dickinson and Co.	2,112	513,533
Boston Scientific Corp. (a)	10,306	398,327
Danaher Corp.	4,598	1,034,918
Edwards Lifesciences Corp. (a)	4,514	377,551
IDEXX Laboratories, Inc. (a)	601	294,075
Medtronic PLC	9,786	1,156,020
Varian Medical Systems, Inc. (a)	619	109,272
		5,730,114
HEALTH CARE PROVIDERS & SERVICES — 3.3%
AmerisourceBergen Corp.	1,124	132,711
Anthem, Inc.	1,805	647,905
Cardinal Health, Inc.	2,112	128,304
Cigna Corp.	2,557	618,129
CVS Health Corp.	9,450	710,924
DaVita, Inc. (a)	576	62,076
Henry Schein, Inc. (a)	960	66,470
Humana, Inc.	960	402,480
Laboratory Corp. of America Holdings (a)	768	195,863
McKesson Corp.	1,152	224,686
Quest Diagnostics, Inc.	960	123,206
UnitedHealth Group, Inc.	6,905	2,569,143
		5,881,897
HOTELS, RESTAURANTS & LEISURE — 1.7%
Hilton Worldwide Holdings, Inc. (a)	1,971	238,333
Las Vegas Sands Corp. (a)	2,304	139,991
McDonald's Corp.	5,382	1,206,322
MGM Resorts International	3,070	116,629
Royal Caribbean Cruises, Ltd. (a)	1,683	144,082
Starbucks Corp.	8,486	927,265
Yum! Brands, Inc.	2,154	233,020
		3,005,642
HOUSEHOLD DURABLES — 0.2%
Leggett & Platt, Inc.	960	43,824
Newell Brands, Inc.	2,688	71,985
PulteGroup, Inc.	1,858	97,433
Whirlpool Corp.	406	89,462
		302,704
HOUSEHOLD PRODUCTS — 1.6%
Colgate-Palmolive Co.	6,144	484,332
Procter & Gamble Co.	17,887	2,422,436
		2,906,768
INDUSTRIAL CONGLOMERATES — 0.7%
General Electric Co.	63,649	835,711
Security Description	Shares	Value
Roper Technologies, Inc.	768	$309,765
		1,145,476
INSURANCE — 2.0%
Aflac, Inc.	4,862	248,837
Allstate Corp.	2,221	255,193
American International Group, Inc.	6,274	289,921
Aon PLC Class A	1,642	377,841
Assurant, Inc.	384	54,440
Chubb, Ltd.	3,264	515,614
Globe Life, Inc.	768	74,212
Hartford Financial Services Group, Inc.	2,626	175,390
Lincoln National Corp.	1,344	83,691
Marsh & McLennan Cos., Inc.	3,648	444,326
MetLife, Inc.	5,601	340,485
Principal Financial Group, Inc.	1,858	111,406
Prudential Financial, Inc.	2,880	262,368
Travelers Cos., Inc.	1,892	284,557
Unum Group	1,536	42,747
		3,561,028
INTERACTIVE MEDIA & SERVICES — 7.9%
Alphabet, Inc. Class A (a)	2,180	4,496,294
Alphabet, Inc. Class C (a)	2,094	4,331,711
Facebook, Inc. Class A (a)	17,472	5,146,028
		13,974,033
INTERNET & DIRECT MARKETING RETAIL — 5.6%
Amazon.com, Inc. (a)	3,108	9,616,400
eBay, Inc.	4,807	294,381
		9,910,781
IT SERVICES — 3.6%
Accenture PLC Class A	4,608	1,272,960
Akamai Technologies, Inc. (a)	1,152	117,389
DXC Technology Co. (a)	1,858	58,081
Mastercard, Inc. Class A	6,364	2,265,902
Visa, Inc. Class A	12,303	2,604,914
		6,319,246
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	960	92,275
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Agilent Technologies, Inc.	2,281	290,006
Illumina, Inc. (a)	1,061	407,488
Mettler-Toledo International, Inc. (a)	170	196,467
PerkinElmer, Inc.	768	98,527
Thermo Fisher Scientific, Inc.	2,879	1,313,918
Waters Corp. (a)	450	127,877
		2,434,283
MACHINERY — 2.4%
Caterpillar, Inc.	3,983	923,538
Cummins, Inc.	1,127	292,017
Deere & Co.	2,304	862,019
Dover Corp.	1,005	137,816

See accompanying notes to schedule of investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Fortive Corp.	2,472	$174,622
IDEX Corp.	576	120,568
Illinois Tool Works, Inc.	2,112	467,850
PACCAR, Inc.	2,496	231,928
Parker-Hannifin Corp.	960	302,813
Pentair PLC	1,152	71,793
Snap-on, Inc.	384	88,604
Stanley Black & Decker, Inc.	1,152	230,020
Westinghouse Air Brake Technologies Corp.	1,344	106,391
Xylem, Inc.	1,344	141,362
		4,151,341
MEDIA — 1.0%
Comcast Corp. Class A	33,163	1,794,450
METALS & MINING — 0.5%
Freeport-McMoRan, Inc. (a)	10,498	345,699
Newmont Corp.	5,760	347,155
Nucor Corp.	2,130	170,975
		863,829
MULTI-UTILITIES — 0.4%
CenterPoint Energy, Inc.	4,030	91,280
Consolidated Edison, Inc.	2,490	186,252
Public Service Enterprise Group, Inc.	3,648	219,646
Sempra Energy	2,112	280,009
		777,187
MULTILINE RETAIL — 0.4%
Target Corp.	3,642	721,371
OIL, GAS & CONSUMABLE FUELS — 2.6%
APA Corp.	2,688	48,115
Chevron Corp.	13,998	1,466,850
ConocoPhillips	9,847	521,595
Exxon Mobil Corp.	30,672	1,712,418
Hess Corp.	1,920	135,859
Kinder Morgan, Inc.	14,084	234,499
Marathon Oil Corp.	5,698	60,855
Occidental Petroleum Corp.	6,206	165,204
ONEOK, Inc.	3,202	162,213
		4,507,608
PHARMACEUTICALS — 2.8%
Bristol-Myers Squibb Co.	16,343	1,031,734
Eli Lilly & Co.	5,764	1,076,830
Merck & Co., Inc.	18,446	1,422,002
Perrigo Co. PLC	950	38,447
Pfizer, Inc.	40,310	1,460,431
		5,029,444
PROFESSIONAL SERVICES — 0.3%
IHS Markit, Ltd.	2,750	266,145
Nielsen Holdings PLC	2,500	62,875
Verisk Analytics, Inc.	1,152	203,547
		532,567
Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	2,434	$192,554
ROAD & RAIL — 1.2%
CSX Corp.	5,560	536,095
Norfolk Southern Corp.	1,831	491,660
Union Pacific Corp.	4,888	1,077,364
		2,105,119
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.1%
Advanced Micro Devices, Inc. (a)	8,695	682,557
Intel Corp.	29,769	1,905,216
KLA Corp.	1,152	380,621
Lam Research Corp.	1,044	621,430
Micron Technology, Inc. (a)	8,079	712,649
NVIDIA Corp.	4,488	2,396,278
QUALCOMM, Inc.	8,239	1,092,409
Texas Instruments, Inc.	6,701	1,266,422
		9,057,582
SOFTWARE — 9.9%
Adobe, Inc. (a)	3,466	1,647,632
ANSYS, Inc. (a)	623	211,546
Autodesk, Inc. (a)	1,571	435,403
Intuit, Inc.	1,988	761,523
Microsoft Corp.	54,782	12,915,952
NortonLifeLock, Inc.	4,100	87,166
salesforce.com, Inc. (a)	6,678	1,414,868
		17,474,090
SPECIALTY RETAIL — 2.5%
Best Buy Co., Inc.	1,709	196,210
Gap, Inc. (a)	1,536	45,742
Home Depot, Inc.	7,858	2,398,654
L Brands, Inc. (a)	1,728	106,894
Lowe's Cos., Inc.	5,348	1,017,083
TJX Cos., Inc.	8,665	573,190
		4,337,773
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.2%
Apple, Inc.	114,633	14,002,421
Hewlett Packard Enterprise Co.	9,284	146,130
HP, Inc.	9,107	289,147
Seagate Technology PLC	1,536	117,888
		14,555,586
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Hanesbrands, Inc.	2,496	49,096
NIKE, Inc. Class B	9,162	1,217,538
PVH Corp. (a)	576	60,883
Ralph Lauren Corp. (a)	384	47,294
Tapestry, Inc. (a)	1,920	79,123
Under Armour, Inc. Class A (a)	1,310	29,030
Under Armour, Inc. Class C (a)	1,365	25,198

See accompanying notes to schedule of investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
VF Corp.	2,304	$184,136
		1,692,298
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	4,162	209,265
United Rentals, Inc. (a)	576	189,683
W.W. Grainger, Inc.	320	128,298
		527,246
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	1,344	201,492
TOTAL COMMON STOCKS (Cost $163,337,240)		176,755,175
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d) (Cost $141,689)	141,646	141,689
TOTAL INVESTMENTS — 100.0% (Cost $163,478,929)		176,896,864
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		84,151
NET ASSETS — 100.0%		$176,981,015

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$176,755,175	$—	$—	$176,755,175
Short-Term Investment	141,689	—	—	141,689
TOTAL INVESTMENTS	$176,896,864	$—	$—	$176,896,864
Affiliate Table
	Number of Shares Held at 7/28/2020*	Value at 7/28/2020*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Corp.	—	$—	$203,402	$30,970	$1,710	$35,547	2,496	$209,689	$2,515
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	2,564,000	2,422,342	31	—	141,646	141,689	77
Total		$—	$2,767,402	$2,453,312	$1,741	$35,547		$351,378	$2,592
*	Commencement of operations.
See accompanying notes to schedule of investments.

SPDR S&P 500® FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.7%
Boeing Co. (a)	17,030	$4,337,882
General Dynamics Corp.	7,197	1,306,687
Howmet Aerospace, Inc. (a)	12,112	389,159
Huntington Ingalls Industries, Inc.	1,209	248,873
L3Harris Technologies, Inc.	6,381	1,293,301
Lockheed Martin Corp.	7,652	2,827,414
Northrop Grumman Corp.	4,811	1,557,032
Raytheon Technologies Corp.	47,164	3,644,362
Teledyne Technologies, Inc. (a)	1,141	471,975
Textron, Inc.	7,043	394,971
TransDigm Group, Inc. (a)	1,696	997,112
		17,468,768
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	4,153	396,321
Expeditors International of Washington, Inc.	5,257	566,126
FedEx Corp.	7,570	2,150,183
United Parcel Service, Inc. Class B	22,334	3,796,557
		6,909,187
AIRLINES — 0.3%
Alaska Air Group, Inc. (a)	3,855	266,805
American Airlines Group, Inc. (a)	19,855	474,535
Delta Air Lines, Inc. (a)	19,808	956,330
Southwest Airlines Co. (a)	18,333	1,119,413
United Airlines Holdings, Inc. (a)	9,884	568,725
		3,385,808
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	8,381	1,155,740
BorgWarner, Inc.	7,419	343,945
		1,499,685
AUTOMOBILES — 1.9%
Ford Motor Co. (a)	121,295	1,485,864
General Motors Co. (a)	39,357	2,261,453
Tesla, Inc. (a)	23,834	15,919,444
		19,666,761
BANKS — 4.6%
Bank of America Corp.	235,809	9,123,450
Citigroup, Inc.	64,789	4,713,400
Citizens Financial Group, Inc.	13,194	582,515
Comerica, Inc.	4,320	309,917
Fifth Third Bancorp	22,071	826,559
First Republic Bank	5,463	910,955
Huntington Bancshares, Inc.	31,575	496,359
JPMorgan Chase & Co.	94,716	14,418,617
KeyCorp.	30,071	600,819
M&T Bank Corp.	3,992	605,227
People's United Financial, Inc.	13,207	236,405
PNC Financial Services Group, Inc.	13,160	2,308,396
Regions Financial Corp.	29,817	616,019
Security Description	Shares	Value
SVB Financial Group (a)	1,674	$826,387
Truist Financial Corp.	41,816	2,438,709
US Bancorp	42,428	2,346,693
Wells Fargo & Co.	128,320	5,013,462
Zions Bancorp NA	5,097	280,131
		46,654,020
BEVERAGES — 1.5%
Brown-Forman Corp. Class B	5,671	391,129
Coca-Cola Co.	120,380	6,345,230
Constellation Brands, Inc. Class A	5,278	1,203,384
Molson Coors Beverage Co. Class B (a)	5,842	298,818
Monster Beverage Corp. (a)	11,475	1,045,258
PepsiCo, Inc.	42,822	6,057,172
		15,340,991
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	54,810	5,931,538
Alexion Pharmaceuticals, Inc. (a)	6,823	1,043,305
Amgen, Inc.	17,928	4,460,666
Biogen, Inc. (a)	4,727	1,322,378
Gilead Sciences, Inc.	39,002	2,520,699
Incyte Corp. (a)	5,799	471,285
Regeneron Pharmaceuticals, Inc. (a)	3,268	1,546,222
Vertex Pharmaceuticals, Inc. (a)	8,068	1,733,732
		19,029,825
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	4,204	284,232
Allegion PLC	2,815	353,620
Carrier Global Corp.	25,364	1,070,868
Fortune Brands Home & Security, Inc.	4,304	412,409
Johnson Controls International PLC	22,355	1,333,923
Masco Corp.	7,980	478,002
Trane Technologies PLC	7,401	1,225,310
		5,158,364
CAPITAL MARKETS — 3.0%
Ameriprise Financial, Inc.	3,625	842,631
Bank of New York Mellon Corp.	25,042	1,184,236
BlackRock, Inc.	4,407	3,322,702
Cboe Global Markets, Inc.	3,328	328,440
Charles Schwab Corp.	46,450	3,027,611
CME Group, Inc.	11,142	2,275,531
Franklin Resources, Inc.	8,472	250,771
Goldman Sachs Group, Inc.	10,680	3,492,360
Intercontinental Exchange, Inc.	17,434	1,947,029
Invesco, Ltd.	11,685	294,696
MarketAxess Holdings, Inc.	1,173	584,060
Moody's Corp.	4,994	1,491,258
Morgan Stanley	46,578	3,617,248
MSCI, Inc.	2,564	1,075,034
Nasdaq, Inc.	3,582	528,202
Northern Trust Corp.	6,467	679,746

See accompanying notes to schedule of investments.

SPDR S&P 500® FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Raymond James Financial, Inc.	3,803	$466,096
S&P Global, Inc.	7,472	2,636,645
State Street Corp. (b)	10,918	917,221
T Rowe Price Group, Inc.	7,075	1,214,070
		30,175,587
CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	6,867	1,931,962
Albemarle Corp.	3,622	529,210
Celanese Corp.	3,545	531,076
CF Industries Holdings, Inc.	6,644	301,505
Corteva, Inc.	23,096	1,076,736
Dow, Inc.	23,132	1,479,060
DuPont de Nemours, Inc.	16,711	1,291,426
Eastman Chemical Co.	4,217	464,376
Ecolab, Inc.	7,720	1,652,620
FMC Corp.	4,015	444,099
International Flavors & Fragrances, Inc.	7,721	1,077,929
Linde PLC	16,227	4,545,832
LyondellBasell Industries NV Class A	7,985	830,839
Mosaic Co.	10,709	338,512
PPG Industries, Inc.	7,355	1,105,162
Sherwin-Williams Co.	2,511	1,853,143
		19,453,487
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	2,737	934,165
Copart, Inc. (a)	6,455	701,077
Republic Services, Inc.	6,534	649,153
Rollins, Inc.	6,814	234,538
Waste Management, Inc.	12,082	1,558,820
		4,077,753
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	1,705	514,723
Cisco Systems, Inc.	131,040	6,776,079
F5 Networks, Inc. (a)	1,913	399,090
Juniper Networks, Inc.	10,186	258,011
Motorola Solutions, Inc.	5,247	986,698
		8,934,601
CONSTRUCTION & ENGINEERING — 0.0%
Quanta Services, Inc.	4,295	377,874
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	1,933	649,140
Vulcan Materials Co.	4,114	694,238
		1,343,378
CONSUMER FINANCE — 0.6%
American Express Co.	20,255	2,864,867
Capital One Financial Corp.	14,253	1,813,409
Discover Financial Services	9,520	904,305
Synchrony Financial	16,859	685,487
		6,268,068
Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	48,481	$566,258
Avery Dennison Corp.	2,578	473,450
Ball Corp.	10,178	862,484
International Paper Co.	12,200	659,654
Packaging Corp. of America	2,943	395,774
Sealed Air Corp.	4,807	220,257
Westrock Co.	8,179	425,717
		3,603,594
DISTRIBUTORS — 0.1%
Genuine Parts Co.	4,495	519,577
LKQ Corp. (a)	8,662	366,663
Pool Corp.	1,230	424,645
		1,310,885
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Berkshire Hathaway, Inc. Class B (a)	59,182	15,119,225
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc.	221,363	6,700,658
Lumen Technologies, Inc.	30,642	409,071
Verizon Communications, Inc.	128,443	7,468,960
		14,578,689
ELECTRIC UTILITIES — 1.7%
Alliant Energy Corp.	7,757	420,119
American Electric Power Co., Inc.	15,414	1,305,566
Duke Energy Corp.	23,858	2,303,013
Edison International	11,774	689,956
Entergy Corp.	6,223	619,002
Evergy, Inc.	7,043	419,270
Eversource Energy	10,647	921,924
Exelon Corp.	30,305	1,325,541
FirstEnergy Corp.	16,862	584,943
NextEra Energy, Inc.	60,831	4,599,432
NRG Energy, Inc.	7,596	286,597
Pinnacle West Capital Corp.	3,499	284,643
PPL Corp.	23,868	688,353
Southern Co.	32,795	2,038,537
Xcel Energy, Inc.	16,688	1,109,919
		17,596,815
ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	7,156	914,036
Eaton Corp. PLC	12,356	1,708,588
Emerson Electric Co.	18,624	1,680,257
Rockwell Automation, Inc.	3,607	957,442
		5,260,323
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	18,597	1,226,844
CDW Corp.	4,377	725,488
Corning, Inc.	23,849	1,037,670
FLIR Systems, Inc.	4,073	230,002

See accompanying notes to schedule of investments.

SPDR S&P 500® FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
IPG Photonics Corp. (a)	1,110	$234,143
Keysight Technologies, Inc. (a)	5,775	828,135
TE Connectivity, Ltd.	10,270	1,325,960
Trimble, Inc. (a)	7,791	606,062
Zebra Technologies Corp. Class A (a)	1,658	804,429
		7,018,733
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	22,626	488,948
Halliburton Co.	27,581	591,888
Nov, Inc. (a)	12,048	165,299
Schlumberger NV	43,400	1,180,046
		2,426,181
ENTERTAINMENT — 2.2%
Activision Blizzard, Inc.	24,048	2,236,464
Electronic Arts, Inc.	8,926	1,208,313
Live Nation Entertainment, Inc. (a) (c)	4,476	378,893
Netflix, Inc. (a)	13,748	7,171,782
Take-Two Interactive Software, Inc. (a)	3,576	631,879
Walt Disney Co. (a)	56,345	10,396,779
		22,024,110
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.4%
Alexandria Real Estate Equities, Inc. REIT	3,949	648,821
American Tower Corp. REIT	13,794	3,297,594
AvalonBay Communities, Inc. REIT	4,331	799,113
Boston Properties, Inc. REIT	4,402	445,747
Crown Castle International Corp. REIT	13,387	2,304,304
Digital Realty Trust, Inc. REIT	8,727	1,229,111
Duke Realty Corp. REIT	11,714	491,168
Equinix, Inc. REIT	2,770	1,882,464
Equity Residential REIT	10,642	762,286
Essex Property Trust, Inc. REIT	2,017	548,301
Extra Space Storage, Inc. REIT	4,098	543,190
Federal Realty Investment Trust REIT	2,194	222,581
Healthpeak Properties, Inc. REIT	16,721	530,725
Host Hotels & Resorts, Inc. REIT (a)	21,894	368,914
Iron Mountain, Inc. REIT (c)	8,951	331,276
Kimco Realty Corp. REIT	13,422	251,662
Mid-America Apartment Communities, Inc. REIT	3,542	511,323
Prologis, Inc. REIT	22,954	2,433,124
Public Storage REIT	4,719	1,164,460
Realty Income Corp. REIT	11,590	735,965
Regency Centers Corp. REIT	4,958	281,168
SBA Communications Corp. REIT	3,394	942,005
Simon Property Group, Inc. REIT	10,196	1,159,999
UDR, Inc. REIT	9,213	404,082
Security Description	Shares	Value
Ventas, Inc. REIT	11,630	$620,344
Vornado Realty Trust REIT	4,869	221,004
Welltower, Inc. REIT	12,957	928,110
Weyerhaeuser Co. REIT	23,211	826,312
		24,885,153
FOOD & STAPLES RETAILING — 1.4%
Costco Wholesale Corp.	13,740	4,843,075
Kroger Co.	23,631	850,480
Sysco Corp.	15,843	1,247,478
Walmart, Inc.	43,032	5,845,036
Walgreens Boots Alliance, Inc.	22,261	1,222,129
		14,008,198
FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co.	17,332	987,924
Campbell Soup Co.	6,288	316,098
Conagra Brands, Inc.	15,164	570,166
General Mills, Inc.	18,979	1,163,792
Hershey Co.	4,550	719,628
Hormel Foods Corp.	8,719	416,594
J.M. Smucker Co.	3,402	430,455
Kellogg Co.	7,899	500,007
Kraft Heinz Co.	20,123	804,920
Lamb Weston Holdings, Inc.	4,529	350,907
McCormick & Co., Inc.	7,728	689,029
Mondelez International, Inc. Class A	43,831	2,565,428
Tyson Foods, Inc. Class A	9,147	679,622
		10,194,570
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	3,977	393,126
HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Abbott Laboratories	54,986	6,589,522
ABIOMED, Inc. (a)	1,405	447,816
Align Technology, Inc. (a)	2,236	1,210,861
Baxter International, Inc.	15,678	1,322,283
Becton Dickinson and Co.	9,018	2,192,727
Boston Scientific Corp. (a)	43,988	1,700,136
Cooper Cos., Inc.	1,527	586,505
Danaher Corp.	19,674	4,428,224
DENTSPLY SIRONA, Inc.	6,798	433,780
DexCom, Inc. (a)	2,985	1,072,779
Edwards Lifesciences Corp. (a)	19,383	1,621,194
Hologic, Inc. (a)	7,997	594,817
IDEXX Laboratories, Inc. (a)	2,650	1,296,671
Intuitive Surgical, Inc. (a)	3,652	2,698,609
Medtronic PLC	41,844	4,943,032
ResMed, Inc.	4,517	876,388
STERIS PLC	2,671	508,772
Stryker Corp.	10,158	2,474,286
Teleflex, Inc.	1,450	602,417
Varian Medical Systems, Inc. (a)	2,850	503,111
West Pharmaceutical Services, Inc.	2,301	648,376

See accompanying notes to schedule of investments.

SPDR S&P 500® FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Zimmer Biomet Holdings, Inc.	6,452	$1,032,836
		37,785,142
HEALTH CARE PROVIDERS & SERVICES — 2.7%
AmerisourceBergen Corp.	4,576	540,288
Anthem, Inc.	7,603	2,729,097
Cardinal Health, Inc.	9,114	553,676
Centene Corp. (a)	18,053	1,153,767
Cigna Corp.	10,919	2,639,559
CVS Health Corp.	40,704	3,062,162
DaVita, Inc. (a)	2,242	241,620
HCA Healthcare, Inc.	8,229	1,549,850
Henry Schein, Inc. (a)	4,491	310,957
Humana, Inc.	3,999	1,676,581
Laboratory Corp. of America Holdings (a)	3,029	772,486
McKesson Corp.	4,934	962,327
Quest Diagnostics, Inc.	4,142	531,584
UnitedHealth Group, Inc.	29,342	10,917,278
Universal Health Services, Inc. Class B	2,387	318,402
		27,959,634
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	9,507	683,363
HOTELS, RESTAURANTS & LEISURE — 2.1%
Booking Holdings, Inc. (a)	1,272	2,963,557
Carnival Corp. (a)	24,763	657,210
Chipotle Mexican Grill, Inc. (a)	873	1,240,376
Darden Restaurants, Inc.	4,045	574,390
Domino's Pizza, Inc.	1,205	443,187
Expedia Group, Inc. (a)	4,294	739,083
Hilton Worldwide Holdings, Inc. (a)	8,618	1,042,089
Las Vegas Sands Corp. (a)	10,194	619,388
Marriott International, Inc. Class A (a)	8,257	1,222,944
McDonald's Corp.	23,143	5,187,272
MGM Resorts International	12,762	484,828
Norwegian Cruise Line Holdings, Ltd. (a)	11,273	311,022
Royal Caribbean Cruises, Ltd. (a)	6,794	581,634
Starbucks Corp.	36,543	3,993,054
Wynn Resorts, Ltd. (a)	3,266	409,458
Yum! Brands, Inc.	9,313	1,007,480
		21,476,972
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	10,273	915,530
Garmin, Ltd.	4,639	611,652
Leggett & Platt, Inc.	4,128	188,443
Lennar Corp. Class A	8,521	862,581
Mohawk Industries, Inc. (a)	1,830	351,927
Newell Brands, Inc.	11,730	314,129
NVR, Inc. (a)	108	508,780
Security Description	Shares	Value
PulteGroup, Inc.	8,231	$431,634
Whirlpool Corp.	1,948	429,242
		4,613,918
HOUSEHOLD PRODUCTS — 1.5%
Church & Dwight Co., Inc.	7,608	664,559
Clorox Co.	3,904	753,003
Colgate-Palmolive Co.	26,340	2,076,382
Kimberly-Clark Corp.	10,492	1,458,913
Procter & Gamble Co.	76,431	10,351,050
		15,303,907
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	20,737	555,959
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	17,976	3,463,616
General Electric Co.	272,148	3,573,303
Honeywell International, Inc.	21,587	4,685,890
Roper Technologies, Inc.	3,258	1,314,082
		13,036,891
INSURANCE — 2.0%
Aflac, Inc.	19,877	1,017,305
Allstate Corp.	9,401	1,080,175
American International Group, Inc.	26,842	1,240,369
Aon PLC Class A	7,014	1,613,991
Arthur J Gallagher & Co.	6,013	750,242
Assurant, Inc.	1,796	254,619
Chubb, Ltd.	13,976	2,207,789
Cincinnati Financial Corp.	4,655	479,884
Everest Re Group, Ltd.	1,219	302,080
Globe Life, Inc.	2,949	284,962
Hartford Financial Services Group, Inc.	11,096	741,102
Lincoln National Corp.	5,602	348,836
Loews Corp.	7,045	361,268
Marsh & McLennan Cos., Inc.	15,774	1,921,273
MetLife, Inc.	23,335	1,418,535
Principal Financial Group, Inc.	7,868	471,765
Progressive Corp.	18,183	1,738,477
Prudential Financial, Inc.	12,322	1,122,534
Travelers Cos., Inc.	7,827	1,177,181
Unum Group	6,324	175,997
Willis Towers Watson PLC	4,003	916,207
WR Berkley Corp.	4,350	327,772
		19,952,363
INTERACTIVE MEDIA & SERVICES — 6.0%
Alphabet, Inc. Class A (a)	9,335	19,253,624
Alphabet, Inc. Class C (a)	8,946	18,505,964
Facebook, Inc. Class A (a)	74,662	21,990,199
Twitter, Inc. (a)	24,773	1,576,306
		61,326,093

See accompanying notes to schedule of investments.

SPDR S&P 500® FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 4.2%
Amazon.com, Inc. (a)	13,285	$41,104,853
eBay, Inc.	20,065	1,228,780
Etsy, Inc. (a)	3,912	788,933
		43,122,566
IT SERVICES — 5.3%
Accenture PLC Class A	19,686	5,438,257
Akamai Technologies, Inc. (a)	5,066	516,225
Automatic Data Processing, Inc.	13,282	2,503,259
Broadridge Financial Solutions, Inc.	3,596	550,548
Cognizant Technology Solutions Corp. Class A	16,469	1,286,558
DXC Technology Co. (a)	7,901	246,985
Fidelity National Information Services, Inc.	19,278	2,710,680
Fiserv, Inc. (a)	17,871	2,127,364
FleetCor Technologies, Inc. (a)	2,591	696,020
Gartner, Inc. (a)	2,766	504,933
Global Payments, Inc.	9,163	1,847,078
International Business Machines Corp.	27,735	3,695,966
Jack Henry & Associates, Inc.	2,370	359,576
Mastercard, Inc. Class A	27,215	9,689,901
Paychex, Inc.	9,961	976,377
PayPal Holdings, Inc. (a)	36,352	8,827,720
VeriSign, Inc. (a)	3,089	613,970
Visa, Inc. Class A	52,645	11,146,526
Western Union Co.	12,755	314,538
		54,052,481
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	3,964	381,020
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	9,458	1,202,490
Bio-Rad Laboratories, Inc. Class A (a)	656	374,688
Illumina, Inc. (a)	4,530	1,739,792
IQVIA Holdings, Inc. (a)	5,936	1,146,479
Mettler-Toledo International, Inc. (a)	726	839,031
PerkinElmer, Inc.	3,479	446,321
Thermo Fisher Scientific, Inc.	12,222	5,577,876
Waters Corp. (a)	1,930	548,448
		11,875,125
MACHINERY — 1.9%
Caterpillar, Inc.	16,927	3,924,864
Cummins, Inc.	4,595	1,190,611
Deere & Co.	9,730	3,640,382
Dover Corp.	4,460	611,600
Fortive Corp.	10,494	741,296
IDEX Corp.	2,336	488,972
Illinois Tool Works, Inc.	8,943	1,981,053
Security Description	Shares	Value
Ingersoll Rand, Inc. (a)	11,643	$572,952
Otis Worldwide Corp.	12,654	866,166
PACCAR, Inc.	10,770	1,000,748
Parker-Hannifin Corp.	4,006	1,263,613
Pentair PLC	5,154	321,197
Snap-on, Inc.	1,681	387,874
Stanley Black & Decker, Inc.	4,993	996,952
Westinghouse Air Brake Technologies Corp.	5,512	436,330
Xylem, Inc.	5,599	588,903
		19,013,513
MEDIA — 1.4%
Charter Communications, Inc. Class A (a)	4,390	2,708,718
Comcast Corp. Class A	141,887	7,677,506
Discovery, Inc. Class A (a) (c)	5,043	219,169
Discovery, Inc. Class C (a)	8,990	331,641
DISH Network Corp. Class A (a)	7,682	278,088
Fox Corp. Class A	10,378	374,750
Fox Corp. Class B	4,770	166,616
Interpublic Group of Cos., Inc.	12,125	354,050
News Corp. Class A	12,138	308,669
News Corp. Class B	3,779	88,655
Omnicom Group, Inc.	6,675	494,951
ViacomCBS, Inc. Class B	18,210	821,271
		13,824,084
METALS & MINING — 0.4%
Freeport-McMoRan, Inc. (a)	45,268	1,490,675
Newmont Corp.	24,841	1,497,167
Nucor Corp.	9,251	742,578
		3,730,420
MULTI-UTILITIES — 0.8%
Ameren Corp.	7,863	639,734
CenterPoint Energy, Inc.	17,122	387,813
CMS Energy Corp.	8,967	548,960
Consolidated Edison, Inc.	10,629	795,049
Dominion Energy, Inc.	25,007	1,899,532
DTE Energy Co.	6,014	800,704
NiSource, Inc.	12,162	293,226
Public Service Enterprise Group, Inc.	15,678	943,972
Sempra Energy	9,392	1,245,191
WEC Energy Group, Inc.	9,792	916,433
		8,470,614
MULTILINE RETAIL — 0.5%
Dollar General Corp.	7,606	1,541,128
Dollar Tree, Inc. (a)	7,300	835,558
Target Corp.	15,547	3,079,394
		5,456,080
OIL, GAS & CONSUMABLE FUELS — 0.6%
HollyFrontier Corp.	4,639	165,983
Kinder Morgan, Inc.	60,429	1,006,143
Marathon Petroleum Corp.	20,216	1,081,354

See accompanying notes to schedule of investments.

SPDR S&P 500® FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
ONEOK, Inc.	13,813	$699,767
Phillips 66	13,558	1,105,519
Valero Energy Corp.	12,682	908,031
Williams Cos., Inc.	37,676	892,545
		5,859,342
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	7,130	2,073,760
PHARMACEUTICALS — 3.8%
Bristol-Myers Squibb Co.	69,542	4,390,186
Catalent, Inc. (a)	5,284	556,458
Eli Lilly & Co.	24,691	4,612,773
Johnson & Johnson	81,593	13,409,810
Merck & Co., Inc.	78,537	6,054,417
Perrigo Co. PLC	4,131	167,182
Pfizer, Inc.	173,123	6,272,246
Viatris, Inc. (a)	37,467	523,414
Zoetis, Inc.	14,749	2,322,672
		38,309,158
PROFESSIONAL SERVICES — 0.4%
Equifax, Inc.	3,779	684,490
IHS Markit, Ltd.	11,572	1,119,938
Jacobs Engineering Group, Inc.	4,037	521,863
Leidos Holdings, Inc.	4,140	398,599
Nielsen Holdings PLC	11,105	279,291
Robert Half International, Inc.	3,569	278,632
Verisk Analytics, Inc.	5,052	892,638
		4,175,451
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	10,417	824,089
ROAD & RAIL — 1.1%
CSX Corp.	23,667	2,281,972
JB Hunt Transport Services, Inc.	2,593	435,806
Kansas City Southern	2,819	743,991
Norfolk Southern Corp.	7,818	2,099,289
Old Dominion Freight Line, Inc.	2,976	715,460
Union Pacific Corp.	20,791	4,582,544
		10,859,062
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.5%
Advanced Micro Devices, Inc. (a)	37,614	2,952,699
Analog Devices, Inc.	11,450	1,775,666
Applied Materials, Inc.	28,484	3,805,462
Broadcom, Inc.	12,671	5,875,036
Enphase Energy, Inc. (a)	4,004	649,289
Intel Corp.	126,112	8,071,168
KLA Corp.	4,781	1,579,642
Lam Research Corp.	4,437	2,641,080
Maxim Integrated Products, Inc.	8,320	760,198
Microchip Technology, Inc.	8,358	1,297,329
Micron Technology, Inc. (a)	34,724	3,063,004
Monolithic Power Systems, Inc.	1,332	470,476
NVIDIA Corp.	19,243	10,274,415
Security Description	Shares	Value
Qorvo, Inc. (a)	3,517	$642,556
QUALCOMM, Inc.	35,260	4,675,124
Skyworks Solutions, Inc.	5,118	939,051
Teradyne, Inc.	5,174	629,572
Texas Instruments, Inc.	28,565	5,398,499
Xilinx, Inc.	7,629	945,233
		56,445,499
SOFTWARE — 8.5%
Adobe, Inc. (a)	14,879	7,073,030
ANSYS, Inc. (a)	2,691	913,756
Autodesk, Inc. (a)	6,824	1,891,272
Cadence Design Systems, Inc. (a)	8,660	1,186,333
Citrix Systems, Inc.	3,816	535,614
Fortinet, Inc. (a)	4,204	775,302
Intuit, Inc.	8,500	3,256,010
Microsoft Corp.	234,103	55,194,464
NortonLifeLock, Inc.	18,063	384,019
Oracle Corp.	57,570	4,039,687
Paycom Software, Inc. (a)	1,525	564,342
salesforce.com, Inc. (a)	28,487	6,035,541
ServiceNow, Inc. (a)	6,086	3,043,669
Synopsys, Inc. (a)	4,728	1,171,504
Tyler Technologies, Inc. (a)	1,265	537,030
		86,601,573
SPECIALTY RETAIL — 2.4%
Advance Auto Parts, Inc.	2,034	373,219
AutoZone, Inc. (a)	688	966,158
Best Buy Co., Inc.	7,153	821,236
CarMax, Inc. (a)	5,045	669,270
Gap, Inc. (a)	6,386	190,175
Home Depot, Inc.	33,417	10,200,539
L Brands, Inc. (a)	7,251	448,547
Lowe's Cos., Inc.	22,689	4,314,994
O'Reilly Automotive, Inc. (a)	2,179	1,105,298
Ross Stores, Inc.	11,049	1,324,885
TJX Cos., Inc.	37,266	2,465,146
Tractor Supply Co.	3,611	639,436
Ulta Beauty, Inc. (a)	1,748	540,429
		24,059,332
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.2%
Apple, Inc.	489,821	59,831,635
Hewlett Packard Enterprise Co.	40,386	635,676
HP, Inc.	38,879	1,234,408
NetApp, Inc.	6,908	502,004
Seagate Technology PLC	6,235	478,536
Western Digital Corp.	9,501	634,192
		63,316,451
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Hanesbrands, Inc.	10,828	212,987
NIKE, Inc. Class B	39,465	5,244,504
PVH Corp. (a)	2,207	233,280

See accompanying notes to schedule of investments.

SPDR S&P 500® FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Ralph Lauren Corp. (a)	1,499	$184,617
Tapestry, Inc. (a)	8,625	355,436
Under Armour, Inc. Class A (a)	5,853	129,702
Under Armour, Inc. Class C (a)	6,048	111,646
VF Corp.	9,969	796,723
		7,268,895
TOBACCO — 0.7%
Altria Group, Inc.	57,693	2,951,574
Philip Morris International, Inc.	48,339	4,289,603
		7,241,177
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	17,827	896,342
United Rentals, Inc. (a)	2,241	737,984
W.W. Grainger, Inc.	1,367	548,071
		2,182,397
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	5,633	844,499
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile US, Inc. (a)	18,132	2,271,758
TOTAL COMMON STOCKS (Cost $791,367,207)		1,019,116,347
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (e) (f)	965,328	965,618
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (b) (g)	203,143	$203,143
TOTAL SHORT-TERM INVESTMENTS (Cost $1,168,752)		1,168,761
TOTAL INVESTMENTS — 100.0% (Cost $792,535,959)		1,020,285,108
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		325,003
NET ASSETS — 100.0%		$1,020,610,111
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at March 31, 2021.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2021.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,019,116,347	$—	$—	$1,019,116,347
Short-Term Investments	1,168,761	—	—	1,168,761
TOTAL INVESTMENTS	$1,020,285,108	$—	$—	$1,020,285,108
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Corp.	7,962	$505,985	$291,093	$91,380	$4,559	$206,964	10,918	$917,221	$15,634
State Street Institutional Liquid Reserves Fund, Premier Class	262,746	262,851	13,530,033	12,827,023	(243)	—	965,328	965,618	675
State Street Navigator Securities Lending Portfolio II	680,077	680,077	6,049,120	6,526,054	—	—	203,143	203,143	5,598
Total		$1,448,913	$19,870,246	$19,444,457	$4,316	$206,964		$2,085,982	$21,907
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.5%
AAR Corp. (a)	55,475	$2,310,534
Aerojet Rocketdyne Holdings, Inc.	120,598	5,663,282
AeroVironment, Inc. (a)	37,639	4,368,382
Cubic Corp.	53,384	3,980,845
Kaman Corp.	46,388	2,379,241
Moog, Inc. Class A	49,128	4,084,993
National Presto Industries, Inc.	8,730	891,071
Park Aerospace Corp.	31,781	420,145
Triumph Group, Inc. (a)	87,038	1,599,758
		25,698,251
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a) (b)	45,830	2,769,965
Echo Global Logistics, Inc. (a)	45,092	1,416,340
Forward Air Corp.	46,103	4,094,408
Hub Group, Inc. Class A (a)	56,730	3,816,794
		12,097,507
AIRLINES — 0.7%
Allegiant Travel Co. (a) (b)	22,006	5,370,784
Hawaiian Holdings, Inc. (a) (b)	80,963	2,159,283
SkyWest, Inc. (a)	84,241	4,589,450
		12,119,517
AUTO COMPONENTS — 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	191,589	1,850,750
Cooper Tire & Rubber Co.	84,415	4,725,552
Cooper-Standard Holdings, Inc. (a)	28,132	1,021,754
Dorman Products, Inc. (a)	47,882	4,914,609
Gentherm, Inc. (a)	55,157	4,087,685
LCI Industries	42,065	5,564,358
Motorcar Parts of America, Inc. (a) (b)	32,288	726,480
Patrick Industries, Inc.	36,784	3,126,640
Standard Motor Products, Inc.	33,581	1,396,298
		27,414,126
AUTOMOBILES — 0.3%
Winnebago Industries, Inc. (b)	56,482	4,332,734
BANKS — 9.9%
Allegiance Bancshares, Inc.	31,071	1,259,618
Ameris Bancorp	116,521	6,118,518
Banc of California, Inc.	75,739	1,369,361
BancFirst Corp. (b)	31,227	2,207,437
BankUnited, Inc.	155,527	6,835,412
Banner Corp.	58,777	3,134,577
Berkshire Hills Bancorp, Inc.	85,315	1,904,231
Boston Private Financial Holdings, Inc.	137,734	1,834,617
Brookline Bancorp, Inc.	130,549	1,958,235
Cadence BanCorp	208,194	4,315,862
Security Description	Shares	Value
Central Pacific Financial Corp.	47,026	$1,254,654
City Holding Co.	26,299	2,150,732
Columbia Banking System, Inc.	119,833	5,163,604
Community Bank System, Inc.	89,834	6,892,065
Customers Bancorp, Inc. (a)	49,611	1,578,622
CVB Financial Corp.	213,712	4,720,898
Dime Community Bancshares, Inc.	58,574	1,765,420
Eagle Bancorp, Inc.	53,124	2,826,728
FB Financial Corp.	52,058	2,314,499
First BanCorp	365,078	4,110,778
First BanCorp	47,618	2,071,383
First Commonwealth Financial Corp.	160,440	2,305,523
First Financial Bancorp	162,855	3,908,520
First Hawaiian, Inc.	219,035	5,994,988
First Midwest Bancorp, Inc. (b)	191,862	4,203,696
Great Western Bancorp, Inc.	92,165	2,791,678
Hanmi Financial Corp.	51,856	1,023,119
Heritage Financial Corp. (b)	59,955	1,693,129
Hilltop Holdings, Inc.	108,623	3,707,303
Hope Bancorp, Inc.	206,123	3,104,212
Independent Bank Corp.	55,252	4,651,666
Independent Bank Group, Inc.	61,434	4,437,992
Investors Bancorp, Inc.	376,686	5,533,517
National Bank Holdings Corp. Class A	51,250	2,033,600
NBT Bancorp, Inc.	72,924	2,909,668
OFG Bancorp	85,904	1,943,148
Old National Bancorp	277,130	5,359,694
Pacific Premier Bancorp, Inc.	157,762	6,853,181
Park National Corp. (b)	23,697	3,064,022
Preferred Bank	23,011	1,465,340
Renasant Corp. (b)	94,116	3,894,520
S&T Bancorp, Inc. (b)	65,736	2,202,156
Seacoast Banking Corp. of Florida (a)	92,440	3,350,026
ServisFirst Bancshares, Inc. (b)	78,707	4,827,100
Simmons First National Corp. Class A (b)	180,907	5,367,511
Southside Bancshares, Inc.	52,010	2,002,905
Tompkins Financial Corp.	20,288	1,677,818
Triumph Bancorp, Inc. (a)	37,841	2,928,515
United Community Banks, Inc.	145,416	4,961,594
Veritex Holdings, Inc.	82,611	2,703,032
Westamerica Bancorp	44,847	2,815,495
		169,501,919
BEVERAGES — 0.4%
Celsius Holdings, Inc. (a) (b)	44,850	2,155,043
Coca-Cola Consolidated, Inc.	7,713	2,227,360
MGP Ingredients, Inc. (b)	22,006	1,301,655
National Beverage Corp. (b)	38,952	1,905,142
		7,589,200
BIOTECHNOLOGY — 1.4%
Anika Therapeutics, Inc. (a)	24,028	980,102

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Coherus Biosciences, Inc. (a) (b)	108,029	$1,578,304
Cytokinetics, Inc. (a)	118,889	2,765,358
Eagle Pharmaceuticals, Inc. (a)	19,876	829,624
Enanta Pharmaceuticals, Inc. (a)	29,994	1,479,304
Myriad Genetics, Inc. (a)	125,743	3,828,874
REGENXBIO, Inc. (a)	58,225	1,986,055
Spectrum Pharmaceuticals, Inc. (a)	246,710	804,275
Vanda Pharmaceuticals, Inc. (a)	91,663	1,376,778
Vericel Corp. (a)	76,800	4,266,240
Xencor, Inc. (a) (b)	97,381	4,193,226
		24,088,140
BUILDING PRODUCTS — 2.1%
AAON, Inc. (b)	68,182	4,773,422
American Woodmark Corp. (a)	28,381	2,797,799
Apogee Enterprises, Inc.	43,463	1,776,767
Gibraltar Industries, Inc. (a)	54,616	4,997,910
Griffon Corp.	75,511	2,051,634
Insteel Industries, Inc.	32,222	993,726
PGT Innovations, Inc. (a)	99,324	2,507,931
Quanex Building Products Corp.	56,213	1,474,467
Resideo Technologies, Inc. (a)	239,486	6,765,480
UFP Industries, Inc.	102,396	7,765,713
		35,904,849
CAPITAL MARKETS — 0.9%
Blucora, Inc. (a)	80,355	1,337,107
Brightsphere Investment Group, Inc.	99,541	2,028,646
Donnelley Financial Solutions, Inc. (a)	50,228	1,397,845
Greenhill & Co., Inc.	24,278	400,102
Piper Sandler Cos.	23,025	2,524,691
StoneX Group, Inc. (a)	27,808	1,818,087
Virtus Investment Partners, Inc.	11,933	2,810,222
Waddell & Reed Financial, Inc. Class A	103,925	2,603,321
WisdomTree Investments, Inc. (b)	188,892	1,180,575
		16,100,596
CHEMICALS — 2.8%
AdvanSix, Inc. (a)	46,967	1,259,655
American Vanguard Corp.	45,555	929,777
Balchem Corp.	54,217	6,799,354
Ferro Corp. (a)	137,836	2,323,915
FutureFuel Corp.	44,172	641,819
GCP Applied Technologies, Inc. (a)	80,616	1,978,317
Hawkins, Inc.	31,558	1,057,824
HB Fuller Co.	87,092	5,478,958
Innospec, Inc.	41,108	4,221,380
Koppers Holdings, Inc. (a)	35,200	1,223,552
Kraton Corp. (a)	53,227	1,947,576
Livent Corp. (a) (b)	245,215	4,247,124
Security Description	Shares	Value
Quaker Chemical Corp. (b)	22,119	$5,391,949
Rayonier Advanced Materials, Inc. (a) (b)	107,811	977,846
Stepan Co.	35,701	4,537,954
Tredegar Corp.	44,133	662,436
Trinseo SA	64,346	4,096,910
		47,776,346
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	112,219	5,724,291
Brady Corp. Class A	81,085	4,333,993
CoreCivic, Inc. REIT (a)	199,934	1,809,403
Deluxe Corp. (b)	70,113	2,941,942
Harsco Corp. (a)	131,979	2,263,440
HNI Corp.	71,813	2,840,922
Interface, Inc.	97,857	1,221,256
Matthews International Corp. Class A	52,964	2,094,726
Pitney Bowes, Inc.	289,759	2,387,614
Team, Inc. (a) (b)	51,608	595,040
UniFirst Corp.	25,408	5,684,024
US Ecology, Inc. (a) (b)	52,691	2,194,053
Viad Corp. (a)	34,131	1,424,969
		35,515,673
COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc.	82,062	1,368,794
Applied Optoelectronics, Inc. (a) (b)	41,537	347,249
CalAmp Corp. (a)	59,910	650,024
Comtech Telecommunications Corp.	42,747	1,061,835
Digi International, Inc. (a)	55,389	1,051,837
Extreme Networks, Inc. (a)	206,089	1,803,279
Harmonic, Inc. (a) (b)	166,103	1,302,248
NETGEAR, Inc. (a) (b)	51,513	2,117,184
Plantronics, Inc. (a)	62,775	2,442,575
Viavi Solutions, Inc. (a)	382,777	6,009,599
		18,154,624
CONSTRUCTION & ENGINEERING — 1.0%
Aegion Corp. (a)	51,088	1,468,780
Arcosa, Inc.	80,593	5,245,798
Comfort Systems USA, Inc.	60,579	4,529,492
Granite Construction, Inc. (b)	76,406	3,075,341
Matrix Service Co. (a)	45,392	595,089
MYR Group, Inc. (a)	28,062	2,011,204
		16,925,704
CONSTRUCTION MATERIALS — 0.1%
US Concrete, Inc. (a) (b)	26,602	1,950,459
CONSUMER FINANCE — 0.7%
Encore Capital Group, Inc. (a) (b)	52,352	2,106,121
Enova International, Inc. (a)	60,988	2,163,854
EZCORP, Inc. Class A (a) (b)	87,673	435,735
Green Dot Corp. Class A (a) (b)	89,703	4,107,500

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
PRA Group, Inc. (a) (b)	76,258	$2,826,884
World Acceptance Corp. (a) (b)	6,610	857,714
		12,497,808
CONTAINERS & PACKAGING — 0.3%
Myers Industries, Inc.	59,645	1,178,585
O-I Glass, Inc. (a)	263,714	3,887,145
		5,065,730
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	76,044	2,942,142
DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)	31,064	1,106,810
Perdoceo Education Corp. (a)	118,444	1,416,590
Regis Corp. (a) (b)	40,332	506,570
		3,029,970
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
ATN International, Inc. (b)	18,405	904,054
Cincinnati Bell, Inc. (a)	85,157	1,307,160
Cogent Communications Holdings, Inc.	70,826	4,869,996
Consolidated Communications Holdings, Inc. (a) (b)	124,064	893,261
Vonage Holdings Corp. (a)	391,814	4,631,241
		12,605,712
ELECTRICAL EQUIPMENT — 0.5%
AZZ, Inc.	42,765	2,153,218
Encore Wire Corp.	34,494	2,315,582
Powell Industries, Inc. (b)	14,878	503,918
Vicor Corp. (a)	35,504	3,018,905
		7,991,623
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.6%
Arlo Technologies, Inc. (a)	135,574	851,405
Badger Meter, Inc.	48,797	4,541,537
Bel Fuse, Inc. Class B	17,743	352,908
Benchmark Electronics, Inc.	60,702	1,876,906
CTS Corp.	54,018	1,677,799
Daktronics, Inc.	63,289	396,822
ePlus, Inc. (a)	22,563	2,248,177
Fabrinet (a)	61,773	5,583,661
FARO Technologies, Inc. (a)	30,225	2,616,578
Insight Enterprises, Inc. (a)	58,718	5,602,872
Itron, Inc. (a)	74,153	6,573,663
Knowles Corp. (a) (b)	153,344	3,207,956
Methode Electronics, Inc.	63,834	2,679,751
MTS Systems Corp. (a)	32,900	1,914,780
OSI Systems, Inc. (a)	28,010	2,691,761
PC Connection, Inc. (b)	18,829	873,477
Plexus Corp. (a)	48,315	4,437,250
Rogers Corp. (a)	31,304	5,891,726
Sanmina Corp. (a)	108,628	4,495,027
Security Description	Shares	Value
ScanSource, Inc. (a)	42,528	$1,273,714
TTM Technologies, Inc. (a) (b)	166,031	2,407,450
		62,195,220
ENERGY EQUIPMENT & SERVICES — 1.4%
Archrock, Inc.	214,493	2,035,539
Bristow Group, Inc. (a)	38,683	1,001,116
Core Laboratories NV	74,538	2,145,949
DMC Global, Inc. (a)	25,102	1,362,035
Dril-Quip, Inc. (a) (b)	59,377	1,973,098
Helix Energy Solutions Group, Inc. (a) (b)	236,504	1,194,345
Helmerich & Payne, Inc.	180,413	4,863,934
Nabors Industries, Ltd. (a)	10,959	1,024,119
Oceaneering International, Inc. (a)	166,020	1,895,948
Oil States International, Inc. (a)	102,565	618,467
Patterson-UTI Energy, Inc. (b)	314,165	2,239,996
ProPetro Holding Corp. (a)	137,016	1,460,591
RPC, Inc. (a) (b)	99,375	536,625
US Silica Holdings, Inc. (a) (b)	124,059	1,524,685
		23,876,447
ENTERTAINMENT — 0.2%
Glu Mobile, Inc. (a)	250,302	3,123,769
Marcus Corp. (a) (b)	38,824	776,092
		3,899,861
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.0%
Acadia Realty Trust REIT	144,289	2,737,162
Agree Realty Corp. REIT (b)	106,229	7,150,274
Alexander & Baldwin, Inc. REIT	121,064	2,032,665
American Assets Trust, Inc. REIT	83,983	2,724,409
Armada Hoffler Properties, Inc. REIT	99,386	1,246,300
Brandywine Realty Trust REIT	285,469	3,685,405
CareTrust REIT, Inc.	160,443	3,735,915
Centerspace REIT	21,637	1,471,316
Chatham Lodging Trust REIT (a)	78,473	1,032,705
Community Healthcare Trust, Inc. REIT	37,685	1,738,032
DiamondRock Hospitality Co. REIT (a)	351,344	3,618,843
Diversified Healthcare Trust REIT	398,159	1,903,200
Easterly Government Properties, Inc. REIT	137,536	2,851,121
Essential Properties Realty Trust, Inc. REIT	178,125	4,066,594
Four Corners Property Trust, Inc. REIT	127,238	3,486,321
Franklin Street Properties Corp. REIT	165,383	901,337
GEO Group, Inc. REIT (b)	202,599	1,572,168
Getty Realty Corp. REIT	61,440	1,739,981

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Global Net Lease, Inc. REIT	151,462	$2,735,404
Hersha Hospitality Trust REIT (a) (b)	61,021	643,772
Independence Realty Trust, Inc. REIT	170,240	2,587,648
Industrial Logistics Properties Trust REIT	109,143	2,524,478
Innovative Industrial Properties, Inc. REIT (b)	40,039	7,213,426
iStar, Inc. REIT (b)	123,494	2,195,723
Kite Realty Group Trust REIT	140,935	2,718,636
Lexington Realty Trust REIT	464,319	5,158,584
LTC Properties, Inc. REIT	65,620	2,737,666
Mack-Cali Realty Corp. REIT	144,094	2,230,575
National Storage Affiliates Trust REIT	107,369	4,287,244
NexPoint Residential Trust, Inc. REIT	37,618	1,733,814
Office Properties Income Trust REIT	80,728	2,221,635
Retail Opportunity Investments Corp. REIT	197,556	3,135,214
Retail Properties of America, Inc. Class A REIT	358,979	3,762,100
RPT Realty REIT	137,415	1,567,905
Safehold, Inc. REIT (b)	23,983	1,681,208
Saul Centers, Inc. REIT	21,623	867,299
SITE Centers Corp. REIT	278,967	3,782,793
Summit Hotel Properties, Inc. REIT (a)	176,648	1,794,744
Tanger Factory Outlet Centers, Inc. REIT (b)	156,440	2,366,937
Uniti Group, Inc. REIT	391,201	4,314,947
Universal Health Realty Income Trust REIT	21,439	1,453,135
Urstadt Biddle Properties, Inc. Class A REIT	50,773	845,370
Washington Real Estate Investment Trust	140,232	3,099,127
Whitestone REIT	67,867	658,310
Xenia Hotels & Resorts, Inc. REIT (a)	190,332	3,711,474
		119,722,916
FOOD & STAPLES RETAILING — 0.7%
Andersons, Inc.	51,643	1,413,986
Chefs' Warehouse, Inc. (a)	53,555	1,631,285
PriceSmart, Inc.	39,040	3,777,120
SpartanNash Co. (b)	61,294	1,203,201
United Natural Foods, Inc. (a)	93,881	3,092,440
		11,118,032
FOOD PRODUCTS — 1.1%
B&G Foods, Inc. (b)	108,142	3,358,890
Calavo Growers, Inc.	28,040	2,177,026
Cal-Maine Foods, Inc. (a) (b)	62,511	2,401,673
Fresh Del Monte Produce, Inc. (b)	50,617	1,449,165
Security Description	Shares	Value
J&J Snack Foods Corp.	25,147	$3,948,833
John B Sanfilippo & Son, Inc.	14,946	1,350,670
Seneca Foods Corp. Class A (a)	11,412	537,391
Simply Good Foods Co. (a)	140,925	4,286,938
		19,510,586
GAS UTILITIES — 0.6%
Chesapeake Utilities Corp.	29,191	3,388,491
Northwest Natural Holding Co.	51,122	2,758,032
South Jersey Industries, Inc. (b)	168,313	3,800,508
		9,947,031
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
AngioDynamics, Inc. (a)	63,517	1,486,298
Cardiovascular Systems, Inc. (a)	67,175	2,575,489
CONMED Corp.	48,528	6,337,272
CryoLife, Inc. (a) (b)	65,133	1,470,703
Cutera, Inc. (a) (b)	29,850	896,993
Glaukos Corp. (a) (b)	76,627	6,431,304
Heska Corp. (a) (b)	16,570	2,791,382
Inogen, Inc. (a)	30,876	1,621,608
Integer Holdings Corp. (a)	55,114	5,075,999
Invacare Corp. (b)	58,720	470,934
Lantheus Holdings, Inc. (a)	111,955	2,392,478
LeMaitre Vascular, Inc. (b)	28,202	1,375,694
Meridian Bioscience, Inc. (a) (b)	72,131	1,893,439
Merit Medical Systems, Inc. (a)	81,966	4,908,124
Mesa Laboratories, Inc. (b)	8,249	2,008,632
Natus Medical, Inc. (a)	56,604	1,449,628
OraSure Technologies, Inc. (a) (b)	121,663	1,419,807
Orthofix Medical, Inc. (a)	32,798	1,421,793
Surmodics, Inc. (a)	23,356	1,309,571
Tactile Systems Technology, Inc. (a) (b)	32,604	1,776,592
Varex Imaging Corp. (a)	65,475	1,341,583
Zynex, Inc. (a) (b)	33,197	506,918
		50,962,241
HEALTH CARE PROVIDERS & SERVICES — 3.8%
Addus HomeCare Corp. (a)	25,196	2,635,250
AMN Healthcare Services, Inc. (a)	78,925	5,816,772
Community Health Systems, Inc. (a) (b)	203,617	2,752,902
CorVel Corp. (a)	15,193	1,558,650
Covetrus, Inc. (a) (b)	166,390	4,986,708
Cross Country Healthcare, Inc. (a)	59,143	738,696
Ensign Group, Inc.	86,053	8,075,214
Fulgent Genetics, Inc. (a) (b)	29,472	2,847,585
Hanger, Inc. (a)	63,700	1,453,634
Magellan Health, Inc. (a)	38,767	3,614,635
MEDNAX, Inc. (a) (b)	143,260	3,648,832
ModivCare, Inc. (a)	20,685	3,063,862

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Owens & Minor, Inc. (b)	122,932	$4,621,014
R1 RCM, Inc. (a)	205,246	5,065,471
RadNet, Inc. (a)	71,637	1,558,105
Select Medical Holdings Corp. (a)	181,042	6,173,532
The Pennant Group, Inc. (a)	42,536	1,948,149
Tivity Health, Inc. (a)	63,510	1,417,543
US Physical Therapy, Inc.	21,505	2,238,670
		64,215,224
HEALTH CARE TECHNOLOGY — 1.1%
Allscripts Healthcare Solutions, Inc. (a)	234,216	3,516,753
Computer Programs & Systems, Inc.	21,623	661,664
HealthStream, Inc. (a)	42,013	938,570
NextGen Healthcare, Inc. (a)	92,890	1,681,309
Omnicell, Inc. (a) (b)	72,056	9,357,913
Simulations Plus, Inc. (b)	25,350	1,603,134
Tabula Rasa HealthCare, Inc. (a) (b)	36,975	1,702,699
		19,462,042
HOTELS, RESTAURANTS & LEISURE — 2.0%
BJ's Restaurants, Inc. (a) (b)	38,834	2,255,479
Bloomin' Brands, Inc. (a) (b)	135,009	3,651,993
Brinker International, Inc. (a)	76,036	5,403,118
Cheesecake Factory, Inc. (a)	70,463	4,122,790
Chuy's Holdings, Inc. (a)	32,924	1,459,192
Dave & Buster's Entertainment, Inc. (a)	79,199	3,793,632
Dine Brands Global, Inc. (a)	28,021	2,522,731
El Pollo Loco Holdings, Inc. (a)	32,341	521,337
Fiesta Restaurant Group, Inc. (a) (b)	29,128	366,721
Monarch Casino & Resort, Inc. (a)	21,717	1,316,484
Red Robin Gourmet Burgers, Inc. (a)	26,185	1,044,520
Ruth's Hospitality Group, Inc. (a)	53,290	1,323,191
Shake Shack, Inc. Class A (a)	60,775	6,853,597
		34,634,785
HOUSEHOLD DURABLES — 2.5%
Cavco Industries, Inc. (a)	14,263	3,217,876
Century Communities, Inc. (a)	48,517	2,926,546
Ethan Allen Interiors, Inc.	37,225	1,027,782
Installed Building Products, Inc.	37,722	4,182,615
iRobot Corp. (a) (b)	47,209	5,767,996
La-Z-Boy, Inc.	77,442	3,289,736
LGI Homes, Inc. (a) (b)	36,711	5,481,319
M/I Homes, Inc. (a)	48,632	2,872,692
MDC Holdings, Inc.	92,648	5,503,291
Meritage Homes Corp. (a)	62,754	5,768,348
Tupperware Brands Corp. (a)	82,276	2,172,909
Security Description	Shares	Value
Universal Electronics, Inc. (a)	23,086	$1,269,037
		43,480,147
HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. (a) (b)	16,496	956,933
Central Garden & Pet Co. Class A (a)	65,715	3,409,952
WD-40 Co. (b)	22,879	7,005,092
		11,371,977
INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	59,991	2,299,455
INSURANCE — 2.4%
Ambac Financial Group, Inc. (a)	76,624	1,282,686
American Equity Investment Life Holding Co.	143,742	4,532,185
AMERISAFE, Inc.	32,401	2,073,664
Assured Guaranty, Ltd.	128,170	5,419,028
eHealth, Inc. (a) (b)	43,324	3,150,955
Employers Holdings, Inc.	47,434	2,042,508
HCI Group, Inc. (b)	10,276	789,402
Horace Mann Educators Corp.	69,266	2,992,984
James River Group Holdings, Ltd.	51,778	2,362,112
Palomar Holdings, Inc. (a)	36,316	2,434,625
ProAssurance Corp.	90,101	2,411,103
Safety Insurance Group, Inc.	23,622	1,990,153
SiriusPoint, Ltd. (a)	140,411	1,427,980
Stewart Information Services Corp.	44,744	2,328,030
Trupanion, Inc. (a)	54,978	4,189,873
United Fire Group, Inc.	36,068	1,255,166
United Insurance Holdings Corp. (b)	35,400	255,234
Universal Insurance Holdings, Inc.	48,773	699,405
		41,637,093
INTERACTIVE MEDIA & SERVICES — 0.1%
QuinStreet, Inc. (a)	82,998	1,684,859
INTERNET & DIRECT MARKETING RETAIL — 0.7%
Liquidity Services, Inc. (a) (b)	44,719	830,879
PetMed Express, Inc. (b)	33,784	1,188,352
Shutterstock, Inc. (b)	37,019	3,296,172
Stamps.com, Inc. (a) (b)	30,703	6,125,556
		11,440,959
IT SERVICES — 1.7%
BM Technologies, Inc. (a)	6,873	80,071
Cardtronics PLC Class A (a)	60,124	2,332,811
CSG Systems International, Inc.	54,533	2,447,986
EVERTEC, Inc.	100,440	3,738,377
ExlService Holdings, Inc. (a)	55,952	5,044,632
NIC, Inc.	112,397	3,813,630
Perficient, Inc. (a)	55,251	3,244,339
Sykes Enterprises, Inc. (a)	66,230	2,919,418

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
TTEC Holdings, Inc.	30,512	$3,064,931
Unisys Corp. (a)	105,377	2,678,683
		29,364,878
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Callaway Golf Co.	157,665	4,217,539
Sturm Ruger & Co., Inc. (b)	29,338	1,938,361
Vista Outdoor, Inc. (a) (b)	97,570	3,129,070
		9,284,970
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Luminex Corp. (b)	73,245	2,336,515
NeoGenomics, Inc. (a) (b)	195,665	9,436,923
		11,773,438
MACHINERY — 5.6%
Alamo Group, Inc.	16,505	2,577,256
Albany International Corp. Class A	51,326	4,284,181
Astec Industries, Inc.	37,833	2,853,365
Barnes Group, Inc.	77,983	3,863,278
Chart Industries, Inc. (a) (b)	59,477	8,466,551
CIRCOR International, Inc. (a)	33,352	1,161,317
Enerpac Tool Group Corp.	100,059	2,613,541
EnPro Industries, Inc.	34,391	2,932,521
ESCO Technologies, Inc.	43,511	4,737,913
Federal Signal Corp.	101,230	3,877,109
Franklin Electric Co., Inc.	64,209	5,068,658
Greenbrier Cos., Inc. (b)	54,888	2,591,811
Hillenbrand, Inc.	125,657	5,995,095
John Bean Technologies Corp.	53,166	7,089,154
Lindsay Corp.	18,144	3,023,153
Lydall, Inc. (a)	28,674	967,461
Meritor, Inc. (a)	121,326	3,569,411
Mueller Industries, Inc.	95,504	3,949,090
Proto Labs, Inc. (a)	46,200	5,624,850
SPX Corp. (a)	75,424	4,394,956
SPX FLOW, Inc.	70,616	4,472,111
Standex International Corp.	20,687	1,977,057
Tennant Co.	30,900	2,468,601
Titan International, Inc. (a)	86,153	799,500
Wabash National Corp.	86,920	1,634,096
Watts Water Technologies, Inc. Class A	45,950	5,459,320
		96,451,356
MARINE — 0.4%
Matson, Inc.	72,272	4,820,543
SEACOR Holdings, Inc. (a)	34,167	1,392,305
		6,212,848
MEDIA — 0.7%
AMC Networks, Inc. Class A (a)	50,372	2,677,775
EW Scripps Co. Class A	95,630	1,842,790
Gannett Co., Inc. (a) (b)	224,186	1,206,121
Meredith Corp.	67,785	2,018,637
Security Description	Shares	Value
Scholastic Corp.	50,144	$1,509,836
TechTarget, Inc. (a) (b)	39,488	2,742,442
		11,997,601
METALS & MINING — 1.3%
Allegheny Technologies, Inc. (a) (b)	212,154	4,467,963
Arconic Corp. (a)	162,815	4,133,873
Carpenter Technology Corp.	80,309	3,304,715
Century Aluminum Co. (a)	85,046	1,501,912
Haynes International, Inc. (b)	21,178	628,351
Kaiser Aluminum Corp. (b)	26,484	2,926,482
Materion Corp.	34,048	2,255,340
Olympic Steel, Inc.	15,526	457,241
SunCoke Energy, Inc.	139,843	980,300
TimkenSteel Corp. (a)	62,787	737,747
Warrior Met Coal, Inc.	85,724	1,468,452
		22,862,376
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.1%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	215,187	3,006,162
ARMOUR Residential REIT, Inc. (b)	110,421	1,347,136
Capstead Mortgage Corp. REIT	163,074	1,015,951
Granite Point Mortgage Trust, Inc. REIT (b)	92,208	1,103,730
Invesco Mortgage Capital, Inc. REIT (b)	385,475	1,545,755
KKR Real Estate Finance Trust, Inc. REIT (b)	45,620	838,952
New York Mortgage Trust, Inc. REIT	634,467	2,836,067
PennyMac Mortgage Investment Trust REIT	163,698	3,208,481
Ready Capital Corp. REIT (b)	97,338	1,306,276
Redwood Trust, Inc. REIT	187,387	1,950,699
		18,159,209
MULTI-UTILITIES — 0.3%
Avista Corp.	115,915	5,534,941
MULTILINE RETAIL — 0.7%
Big Lots, Inc.	56,455	3,855,877
Macy's, Inc. (a)	519,681	8,413,635
		12,269,512
OIL, GAS & CONSUMABLE FUELS — 2.3%
Bonanza Creek Energy, Inc. (a)	30,923	1,104,879
Callon Petroleum Co. (a)	77,143	2,973,863
CONSOL Energy, Inc. (a) (b)	51,125	496,935
Dorian LPG, Ltd. (a) (b)	46,161	606,094
Green Plains, Inc. (a) (b)	69,635	1,885,019
Laredo Petroleum, Inc. (a) (b)	15,438	464,066
Matador Resources Co.	183,565	4,304,599
Par Pacific Holdings, Inc. (a)	66,842	943,809
PBF Energy, Inc. Class A (a)	160,637	2,273,014
PDC Energy, Inc. (a)	166,914	5,741,842

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Penn Virginia Corp. (a) (b)	25,957	$347,824
Range Resources Corp. (a)	431,752	4,459,998
Renewable Energy Group, Inc. (a)	74,156	4,897,262
REX American Resources Corp. (a)	9,043	761,149
SM Energy Co.	178,397	2,920,359
Southwestern Energy Co. (a)	1,083,163	5,036,708
Talos Energy, Inc. (a) (b)	52,783	635,507
		39,852,927
PAPER & FOREST PRODUCTS — 0.4%
Clearwater Paper Corp. (a) (b)	27,760	1,044,331
Glatfelter Corp.	74,031	1,269,632
Mercer International, Inc.	66,777	960,921
Neenah, Inc.	28,064	1,441,928
Schweitzer-Mauduit International, Inc.	52,532	2,572,492
		7,289,304
PERSONAL PRODUCTS — 0.8%
Edgewell Personal Care Co. (b)	90,750	3,593,700
elf Beauty, Inc. (a)	64,253	1,723,908
Inter Parfums, Inc.	29,853	2,117,473
Medifast, Inc.	19,698	4,172,431
USANA Health Sciences, Inc. (a)	19,862	1,938,531
		13,546,043
PHARMACEUTICALS — 1.4%
Amphastar Pharmaceuticals, Inc. (a)	60,858	1,114,919
ANI Pharmaceuticals, Inc. (a)	16,508	596,599
Collegium Pharmaceutical, Inc. (a) (b)	58,860	1,394,982
Corcept Therapeutics, Inc. (a) (b)	177,084	4,212,828
Endo International PLC (a)	387,310	2,869,967
Innoviva, Inc. (a) (b)	104,913	1,253,710
Lannett Co., Inc. (a) (b)	58,479	308,769
Pacira BioSciences, Inc. (a) (b)	73,405	5,144,957
Phibro Animal Health Corp. Class A	34,714	847,022
Prestige Consumer Healthcare, Inc. (a)	83,415	3,676,933
Supernus Pharmaceuticals, Inc. (a)	88,445	2,315,490
		23,736,176
PROFESSIONAL SERVICES — 1.4%
Exponent, Inc.	86,660	8,445,017
Forrester Research, Inc. (a)	18,665	792,889
Heidrick & Struggles International, Inc.	32,344	1,155,328
Kelly Services, Inc. Class A (a)	56,577	1,259,970
Korn Ferry	90,362	5,635,878
ManTech International Corp. Class A	45,659	3,970,050
Security Description	Shares	Value
Resources Connection, Inc. (b)	51,860	$702,184
TrueBlue, Inc. (a)	59,187	1,303,298
		23,264,614
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Marcus & Millichap, Inc. (a)	40,742	1,373,006
RE/MAX Holdings, Inc. Class A	31,029	1,222,232
Realogy Holdings Corp. (a) (b)	193,974	2,934,827
St. Joe Co.	52,128	2,236,291
		7,766,356
ROAD & RAIL — 1.0%
ArcBest Corp.	42,481	2,989,388
Heartland Express, Inc.	81,451	1,594,811
Marten Transport, Ltd.	98,134	1,665,334
Saia, Inc. (a)	44,140	10,177,801
		16,427,334
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Advanced Energy Industries, Inc.	64,130	7,001,072
Axcelis Technologies, Inc. (a)	56,385	2,316,860
CEVA, Inc. (a)	37,710	2,117,416
Cohu, Inc. (a)	78,819	3,297,787
Diodes, Inc. (a)	70,480	5,627,123
DSP Group, Inc. (a)	37,494	534,289
FormFactor, Inc. (a)	130,037	5,865,969
Ichor Holdings, Ltd. (a)	46,957	2,526,287
Kulicke & Soffa Industries, Inc.	103,952	5,105,083
MaxLinear, Inc. (a) (b)	113,442	3,866,103
Onto Innovation, Inc. (a)	81,700	5,368,507
PDF Solutions, Inc. (a) (b)	50,171	892,040
Photronics, Inc. (a)	105,839	1,361,090
Power Integrations, Inc.	100,514	8,189,881
Rambus, Inc. (a)	187,148	3,638,157
SMART Global Holdings, Inc. (a)	23,855	1,097,807
Ultra Clean Holdings, Inc. (a) (b)	67,925	3,942,367
Veeco Instruments, Inc. (a) (b)	83,054	1,722,540
		64,470,378
SOFTWARE — 2.7%
8x8, Inc. (a) (b)	180,116	5,842,963
Agilysys, Inc. (a)	33,971	1,629,249
Alarm.com Holdings, Inc. (a)	75,711	6,539,916
Bottomline Technologies DE, Inc. (a)	65,011	2,941,748
Ebix, Inc. (b)	39,253	1,257,274
LivePerson, Inc. (a) (b)	105,616	5,570,188
MicroStrategy, Inc. Class A (a) (b)	12,743	8,649,948
OneSpan, Inc. (a) (b)	56,657	1,388,097
Progress Software Corp.	73,819	3,252,465
SPS Commerce, Inc. (a)	59,716	5,930,396
Xperi Holding Corp.	175,281	3,815,867
		46,818,111

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SPECIALTY RETAIL — 5.6%
Aaron's Co., Inc.	57,291	$1,471,233
Abercrombie & Fitch Co. Class A (a)	104,340	3,579,905
America's Car-Mart, Inc. (a) (b)	10,270	1,564,840
Asbury Automotive Group, Inc. (a) (b)	32,362	6,359,133
Barnes & Noble Education, Inc. (a)	51,629	420,260
Bed Bath & Beyond, Inc. (a)	202,891	5,914,273
Boot Barn Holdings, Inc. (a)	48,459	3,019,480
Buckle, Inc. (b)	47,876	1,880,569
Caleres, Inc.	63,286	1,379,635
Cato Corp. Class A (a)	32,649	391,788
Chico's FAS, Inc. (a)	198,759	657,892
Children's Place, Inc. (a)	24,307	1,694,198
Conn's, Inc. (a) (b)	32,915	640,197
Designer Brands, Inc. Class A (a) (b)	99,389	1,729,369
GameStop Corp. Class A (a)	91,579	17,383,526
Genesco, Inc. (a) (b)	23,720	1,126,700
Group 1 Automotive, Inc.	28,503	4,497,488
Guess?, Inc. (b)	63,466	1,491,451
Haverty Furniture Cos., Inc.	27,928	1,038,642
Hibbett Sports, Inc. (a) (b)	27,729	1,910,251
Lumber Liquidators Holdings, Inc. (a)	48,235	1,211,663
MarineMax, Inc. (a) (b)	36,992	1,825,925
Michaels Cos., Inc. (a)	119,339	2,618,298
Monro, Inc. (b)	55,912	3,679,010
ODP Corp. (a)	89,142	3,858,957
Rent-A-Center, Inc.	81,928	4,723,968
Sally Beauty Holdings, Inc. (a) (b)	188,386	3,792,210
Shoe Carnival, Inc. (b)	14,604	903,696
Signet Jewelers, Ltd. (a)	87,522	5,074,526
Sleep Number Corp. (a)	42,430	6,088,281
Sonic Automotive, Inc. Class A (b)	39,064	1,936,402
Zumiez, Inc. (a)	34,900	1,497,210
		95,360,976
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a)	207,753	5,700,742
Diebold Nixdorf, Inc. (a) (b)	130,635	1,845,873
		7,546,615
TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Crocs, Inc. (a)	109,519	8,810,804
Fossil Group, Inc. (a)	79,440	985,056
G-III Apparel Group, Ltd. (a) (b)	72,765	2,193,137
Kontoor Brands, Inc. (b)	78,714	3,819,990
Movado Group, Inc.	28,411	808,293
Oxford Industries, Inc. (b)	28,258	2,470,314
Steven Madden, Ltd.	129,429	4,822,525
Unifi, Inc. (a)	25,554	704,268
Security Description	Shares	Value
Vera Bradley, Inc. (a) (b)	36,396	$367,600
Wolverine World Wide, Inc.	138,034	5,289,463
		30,271,450
THRIFTS & MORTGAGE FINANCE — 2.3%
Axos Financial, Inc. (a)	85,943	4,040,180
Capitol Federal Financial, Inc.	215,878	2,859,304
Flagstar Bancorp, Inc.	79,088	3,566,869
HomeStreet, Inc.	36,384	1,603,443
Meta Financial Group, Inc.	54,366	2,463,323
Mr Cooper Group, Inc. (a)	118,198	4,108,563
NMI Holdings, Inc. Class A (a)	143,636	3,395,555
Northfield Bancorp, Inc.	78,485	1,249,481
Northwest Bancshares, Inc.	212,332	3,068,197
Provident Financial Services, Inc.	120,995	2,695,769
TrustCo Bank Corp.	160,969	1,186,342
Walker & Dunlop, Inc.	49,077	5,042,171
WSFS Financial Corp. (b)	79,490	3,957,807
		39,237,004
TOBACCO — 0.3%
Universal Corp.	40,997	2,418,413
Vector Group, Ltd. (b)	215,373	3,004,453
		5,422,866
TRADING COMPANIES & DISTRIBUTORS — 1.0%
Applied Industrial Technologies, Inc.	64,832	5,910,733
Boise Cascade Co.	65,456	3,916,232
DXP Enterprises, Inc. (a)	27,109	817,879
GMS, Inc. (a)	71,673	2,992,348
NOW, Inc. (a)	183,768	1,854,219
Veritiv Corp. (a)	20,788	884,322
		16,375,733
WATER UTILITIES — 0.6%
American States Water Co.	61,682	4,664,393
California Water Service Group	84,394	4,754,758
		9,419,151
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Shenandoah Telecommunications Co.	83,544	4,077,783
Spok Holdings, Inc.	29,014	304,357
		4,382,140
TOTAL COMMON STOCKS (Cost $1,366,099,067)		1,705,859,812
SHORT-TERM INVESTMENTS — 5.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	2,874,951	2,875,813

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	93,218,819	$93,218,819
TOTAL SHORT-TERM INVESTMENTS (Cost $96,094,632)		96,094,632
TOTAL INVESTMENTS — 105.4% (Cost $1,462,193,699)		1,801,954,444
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.4)%		(92,834,153)
NET ASSETS — 100.0%		$1,709,120,291
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,705,859,812	$—	$—	$1,705,859,812
Short-Term Investments	96,094,632	—	—	96,094,632
TOTAL INVESTMENTS	$1,801,954,444	$—	$—	$1,801,954,444
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,340,365	$1,340,901	$38,665,968	$37,229,868	$98,812	$—	2,874,951	$2,875,813	$805
State Street Navigator Securities Lending Portfolio II	41,606,556	41,606,556	247,098,762	195,486,499	—	—	93,218,819	93,218,819	341,308
Total		$42,947,457	$285,764,730	$232,716,367	$98,812	$—		$96,094,632	$342,113
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.4%
Aerojet Rocketdyne Holdings, Inc.	146,814	$6,894,385
AeroVironment, Inc. (a)	103,653	12,029,967
Cubic Corp.	73,043	5,446,817
Moog, Inc. Class A	51,886	4,314,321
Park Aerospace Corp.	33,988	449,321
Triumph Group, Inc. (a)	84,804	1,558,698
		30,693,509
AIR FREIGHT & LOGISTICS — 0.6%
Echo Global Logistics, Inc. (a)	63,070	1,981,029
Forward Air Corp.	127,128	11,290,237
		13,271,266
AIRLINES — 0.3%
Allegiant Travel Co. (a)	26,152	6,382,657
AUTO COMPONENTS — 2.0%
Dorman Products, Inc. (a)	132,086	13,557,307
Gentherm, Inc. (a)	99,077	7,342,596
LCI Industries	116,039	15,349,639
Patrick Industries, Inc.	100,334	8,528,390
		44,777,932
AUTOMOBILES — 0.3%
Winnebago Industries, Inc. (b)	77,808	5,968,652
BANKS — 3.0%
BancFirst Corp. (b)	41,652	2,944,380
Berkshire Hills Bancorp, Inc.	75,635	1,688,173
City Holding Co. (b)	33,745	2,759,666
Community Bank System, Inc.	114,476	8,782,599
CVB Financial Corp.	242,864	5,364,866
Great Western Bancorp, Inc.	87,034	2,636,260
Hilltop Holdings, Inc.	102,058	3,483,239
Independent Bank Corp.	55,218	4,648,803
National Bank Holdings Corp. Class A	89,657	3,557,590
Park National Corp. (b)	36,267	4,689,323
ServisFirst Bancshares, Inc. (b)	217,032	13,310,573
Triumph Bancorp, Inc. (a)	102,665	7,945,244
Westamerica Bancorp	57,468	3,607,841
		65,418,557
BEVERAGES — 0.7%
Celsius Holdings, Inc. (a)	124,662	5,990,009
Coca-Cola Consolidated, Inc.	9,315	2,689,986
MGP Ingredients, Inc. (b)	32,510	1,922,966
National Beverage Corp. (b)	108,421	5,302,871
		15,905,832
BIOTECHNOLOGY — 2.1%
Anika Therapeutics, Inc. (a)	26,415	1,077,468
Coherus Biosciences, Inc. (a) (b)	294,828	4,307,437
Cytokinetics, Inc. (a)	322,135	7,492,860
Eagle Pharmaceuticals, Inc. (a)	19,403	809,881
Security Description	Shares	Value
Enanta Pharmaceuticals, Inc. (a)	34,955	$1,723,981
REGENXBIO, Inc. (a)	160,144	5,462,512
Spectrum Pharmaceuticals, Inc. (a)	373,308	1,216,984
Vanda Pharmaceuticals, Inc. (a)	129,784	1,949,356
Vericel Corp. (a)	211,140	11,728,827
Xencor, Inc. (a) (b)	263,318	11,338,473
		47,107,779
BUILDING PRODUCTS — 2.3%
AAON, Inc.	188,172	13,173,922
American Woodmark Corp. (a)	41,941	4,134,544
Gibraltar Industries, Inc. (a)	150,283	13,752,397
Insteel Industries, Inc.	36,851	1,136,485
PGT Innovations, Inc. (a)	274,215	6,923,929
UFP Industries, Inc.	143,443	10,878,717
		49,999,994
CAPITAL MARKETS — 1.3%
Blucora, Inc. (a)	98,330	1,636,211
Brightsphere Investment Group, Inc.	268,633	5,474,741
Donnelley Financial Solutions, Inc. (a)	60,843	1,693,261
Greenhill & Co., Inc.	42,969	708,129
Piper Sandler Cos.	39,646	4,347,184
StoneX Group, Inc. (a)	75,628	4,944,559
Virtus Investment Partners, Inc.	32,359	7,620,544
WisdomTree Investments, Inc. (b)	217,962	1,362,262
		27,786,891
CHEMICALS — 3.3%
American Vanguard Corp. (b)	55,770	1,138,266
Balchem Corp.	149,285	18,721,832
Ferro Corp. (a)	133,924	2,257,958
FutureFuel Corp.	50,401	732,326
GCP Applied Technologies, Inc. (a)	116,657	2,862,763
Hawkins, Inc.	48,582	1,628,469
HB Fuller Co.	120,248	7,564,802
Innospec, Inc.	43,403	4,457,054
Livent Corp. (a) (b)	676,759	11,721,466
Quaker Chemical Corp. (b)	60,977	14,864,363
Stepan Co.	53,365	6,783,225
		72,732,524
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Brady Corp. Class A	87,943	4,700,553
UniFirst Corp.	35,889	8,028,728
US Ecology, Inc. (a) (b)	57,194	2,381,558
Viad Corp. (a)	38,926	1,625,161
		16,736,000
COMMUNICATIONS EQUIPMENT — 1.2%
CalAmp Corp. (a)	65,202	707,442

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Digi International, Inc. (a)	91,315	$1,734,072
Extreme Networks, Inc. (a)	251,780	2,203,075
Harmonic, Inc. (a) (b)	218,083	1,709,771
Plantronics, Inc. (a) (b)	113,471	4,415,156
Viavi Solutions, Inc. (a)	1,054,215	16,551,175
		27,320,691
CONSTRUCTION & ENGINEERING — 1.1%
Arcosa, Inc.	120,242	7,826,552
Comfort Systems USA, Inc.	167,028	12,488,683
MYR Group, Inc. (a)	43,588	3,123,952
		23,439,187
CONSUMER FINANCE — 0.9%
Green Dot Corp. Class A (a)	249,441	11,421,903
PRA Group, Inc. (a) (b)	210,713	7,811,131
World Acceptance Corp. (a) (b)	12,575	1,631,732
		20,864,766
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	64,991	1,284,222
DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)	45,743	1,629,823
Perdoceo Education Corp. (a)	144,417	1,727,228
Regis Corp. (a) (b)	39,511	496,258
		3,853,309
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
Cincinnati Bell, Inc. (a)	235,745	3,618,686
Cogent Communications Holdings, Inc.	120,825	8,307,927
Vonage Holdings Corp. (a)	1,080,497	12,771,474
		24,698,087
ELECTRICAL EQUIPMENT — 0.5%
AZZ, Inc.	65,688	3,307,391
Vicor Corp. (a)	96,204	8,180,226
		11,487,617
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Arlo Technologies, Inc. (a)	367,495	2,307,869
Badger Meter, Inc.	134,472	12,515,309
CTS Corp.	80,061	2,486,695
Fabrinet (a)	103,722	9,375,432
FARO Technologies, Inc. (a)	48,092	4,163,324
Itron, Inc. (a)	105,194	9,325,448
Methode Electronics, Inc.	71,574	3,004,676
OSI Systems, Inc. (a)	41,109	3,950,575
Plexus Corp. (a)	74,287	6,822,518
Rogers Corp. (a)	44,918	8,454,017
		62,405,863
ENERGY EQUIPMENT & SERVICES — 0.3%
Core Laboratories NV	80,928	2,329,917
Security Description	Shares	Value
DMC Global, Inc. (a)	71,633	$3,886,807
		6,216,724
ENTERTAINMENT — 0.4%
Glu Mobile, Inc. (a)	683,384	8,528,632
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.8%
Agree Realty Corp. REIT	144,073	9,697,554
CareTrust REIT, Inc.	227,082	5,287,604
Centerspace REIT	34,346	2,335,528
Community Healthcare Trust, Inc. REIT	102,351	4,720,428
Easterly Government Properties, Inc. REIT	162,423	3,367,029
Essential Properties Realty Trust, Inc. REIT	488,681	11,156,587
Four Corners Property Trust, Inc. REIT	197,745	5,418,213
Getty Realty Corp. REIT	78,533	2,224,054
Independence Realty Trust, Inc. REIT	232,879	3,539,761
Industrial Logistics Properties Trust REIT	136,692	3,161,686
Innovative Industrial Properties, Inc. REIT (b)	110,269	19,866,063
Lexington Realty Trust REIT	463,721	5,151,940
LTC Properties, Inc. REIT	71,176	2,969,463
National Storage Affiliates Trust REIT	181,363	7,241,825
NexPoint Residential Trust, Inc. REIT	58,751	2,707,834
Safehold, Inc. REIT (b)	66,649	4,672,095
Saul Centers, Inc. REIT	24,553	984,821
Tanger Factory Outlet Centers, Inc. REIT (b)	152,139	2,301,863
Uniti Group, Inc. REIT	675,225	7,447,732
Universal Health Realty Income Trust REIT	27,367	1,854,935
		106,107,015
FOOD & STAPLES RETAILING — 0.4%
PriceSmart, Inc.	46,249	4,474,591
United Natural Foods, Inc. (a) (b)	138,158	4,550,924
		9,025,515
FOOD PRODUCTS — 1.2%
B&G Foods, Inc. (b)	298,810	9,281,038
Calavo Growers, Inc.	31,664	2,458,393
Cal-Maine Foods, Inc. (a) (b)	102,578	3,941,047
J&J Snack Foods Corp. (b)	29,967	4,705,718
Simply Good Foods Co. (a) (b)	175,295	5,332,474
		25,718,670
GAS UTILITIES — 0.2%
Chesapeake Utilities Corp.	41,377	4,803,042

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
AngioDynamics, Inc. (a)	61,793	$1,445,956
Cardiovascular Systems, Inc. (a)	95,146	3,647,898
CONMED Corp.	73,975	9,660,395
CryoLife, Inc. (a)	97,780	2,207,872
Cutera, Inc. (a) (b)	33,604	1,009,800
Glaukos Corp. (a) (b)	135,264	11,352,708
Heska Corp. (a) (b)	44,848	7,555,094
Inogen, Inc. (a)	35,849	1,882,790
Integer Holdings Corp. (a)	61,160	5,632,836
LeMaitre Vascular, Inc. (b)	77,963	3,803,035
Meridian Bioscience, Inc. (a) (b)	200,400	5,260,500
Merit Medical Systems, Inc. (a)	226,150	13,541,862
Mesa Laboratories, Inc. (b)	21,964	5,348,234
OraSure Technologies, Inc. (a) (b)	213,498	2,491,522
Orthofix Medical, Inc. (a)	32,371	1,403,283
Surmodics, Inc. (a)	40,670	2,280,367
Tactile Systems Technology, Inc. (a) (b)	90,303	4,920,610
Zynex, Inc. (a) (b)	88,688	1,354,266
		84,799,028
HEALTH CARE PROVIDERS & SERVICES — 5.5%
Addus HomeCare Corp. (a)	68,028	7,115,049
AMN Healthcare Services, Inc. (a)	137,299	10,118,937
Community Health Systems, Inc. (a) (b)	550,805	7,446,884
CorVel Corp. (a)	27,144	2,784,703
Covetrus, Inc. (a) (b)	270,354	8,102,509
Ensign Group, Inc.	236,816	22,222,814
Fulgent Genetics, Inc. (a) (b)	79,842	7,714,334
Hanger, Inc. (a)	108,155	2,468,097
MEDNAX, Inc. (a)	150,134	3,823,913
ModivCare, Inc. (a)	56,724	8,401,959
Owens & Minor, Inc. (b)	172,814	6,496,078
R1 RCM, Inc. (a)	565,972	13,968,189
RadNet, Inc. (a)	97,698	2,124,932
Select Medical Holdings Corp. (a)	249,578	8,510,610
The Pennant Group, Inc. (a)	116,973	5,357,363
Tivity Health, Inc. (a)	114,941	2,565,483
US Physical Therapy, Inc. (b)	32,904	3,425,306
		122,647,160
HEALTH CARE TECHNOLOGY — 2.2%
Allscripts Healthcare Solutions, Inc. (a) (b)	635,518	9,542,303
Computer Programs & Systems, Inc.	27,598	844,499
HealthStream, Inc. (a)	44,746	999,626
NextGen Healthcare, Inc. (a)	121,090	2,191,729
Omnicell, Inc. (a) (b)	196,996	25,583,870
Simulations Plus, Inc. (b)	69,755	4,411,306
Security Description	Shares	Value
Tabula Rasa HealthCare, Inc. (a) (b)	100,812	$4,642,393
		48,215,726
HOTELS, RESTAURANTS & LEISURE — 1.9%
Brinker International, Inc. (a)	111,268	7,906,704
Cheesecake Factory, Inc. (a)	68,290	3,995,648
Dine Brands Global, Inc. (a) (b)	76,023	6,844,351
El Pollo Loco Holdings, Inc. (a)	45,163	728,027
Monarch Casino & Resort, Inc. (a)	30,351	1,839,878
Ruth's Hospitality Group, Inc. (a)	54,812	1,360,982
Shake Shack, Inc. Class A (a)	167,254	18,861,233
		41,536,823
HOUSEHOLD DURABLES — 4.2%
Cavco Industries, Inc. (a)	23,006	5,190,384
Century Communities, Inc. (a)	131,430	7,927,857
Installed Building Products, Inc.	103,961	11,527,196
iRobot Corp. (a) (b)	130,041	15,888,409
La-Z-Boy, Inc. (b)	109,491	4,651,178
LGI Homes, Inc. (a) (b)	101,325	15,128,836
MDC Holdings, Inc.	150,860	8,961,084
Meritage Homes Corp. (a)	172,952	15,897,748
Tupperware Brands Corp. (a)	226,833	5,990,659
Universal Electronics, Inc. (a)	26,190	1,439,664
		92,603,015
HOUSEHOLD PRODUCTS — 1.2%
Central Garden & Pet Co. (a) (b)	27,698	1,606,761
Central Garden & Pet Co. Class A (a)	110,576	5,737,788
WD-40 Co. (b)	63,071	19,311,079
		26,655,628
INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	69,993	2,682,832
INSURANCE — 1.6%
Ambac Financial Group, Inc. (a)	72,444	1,212,712
AMERISAFE, Inc.	33,306	2,131,584
eHealth, Inc. (a) (b)	117,444	8,541,702
HCI Group, Inc. (b)	28,547	2,192,980
James River Group Holdings, Ltd.	56,993	2,600,021
Palomar Holdings, Inc. (a)	98,215	6,584,334
Trupanion, Inc. (a)	152,557	11,626,369
		34,889,702
INTERACTIVE MEDIA & SERVICES — 0.2%
QuinStreet, Inc. (a)	220,981	4,485,914
INTERNET & DIRECT MARKETING RETAIL — 1.4%
Liquidity Services, Inc. (a)	83,490	1,551,244
PetMed Express, Inc. (b)	94,274	3,316,088
Shutterstock, Inc.	101,801	9,064,361

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Stamps.com, Inc. (a)	84,333	$16,825,277
		30,756,970
IT SERVICES — 2.6%
CSG Systems International, Inc. (b)	73,157	3,284,018
EVERTEC, Inc.	275,093	10,238,962
ExlService Holdings, Inc. (a)	154,401	13,920,794
NIC, Inc.	308,673	10,473,275
Perficient, Inc. (a) (b)	149,805	8,796,550
TTEC Holdings, Inc.	84,141	8,451,963
Unisys Corp. (a)	129,015	3,279,561
		58,445,123
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Callaway Golf Co. (b)	247,472	6,619,876
Sturm Ruger & Co., Inc. (b)	50,501	3,336,601
Vista Outdoor, Inc. (a) (b)	264,432	8,480,334
		18,436,811
LIFE SCIENCES TOOLS & SERVICES — 1.5%
Luminex Corp.	201,231	6,419,269
NeoGenomics, Inc. (a) (b)	538,420	25,967,996
		32,387,265
MACHINERY — 6.9%
Alamo Group, Inc.	45,636	7,126,061
Albany International Corp. Class A	69,395	5,792,401
Astec Industries, Inc.	64,136	4,837,137
Chart Industries, Inc. (a)	163,729	23,306,823
CIRCOR International, Inc. (a)	33,533	1,167,619
Enerpac Tool Group Corp.	114,068	2,979,456
ESCO Technologies, Inc.	70,940	7,724,657
Federal Signal Corp.	279,576	10,707,761
Franklin Electric Co., Inc.	176,961	13,969,301
Hillenbrand, Inc.	227,583	10,857,985
John Bean Technologies Corp.	89,334	11,911,796
Lindsay Corp.	30,287	5,046,420
Lydall, Inc. (a)	36,010	1,214,977
Mueller Industries, Inc.	106,172	4,390,212
Proto Labs, Inc. (a)	127,319	15,501,088
SPX Corp. (a)	119,692	6,974,453
SPX FLOW, Inc.	72,141	4,568,690
Tennant Co.	39,528	3,157,892
Titan International, Inc. (a)	105,372	977,852
Watts Water Technologies, Inc. Class A	81,995	9,741,826
		151,954,407
MARINE — 0.6%
Matson, Inc.	200,384	13,365,613
MEDIA — 0.3%
TechTarget, Inc. (a) (b)	107,031	7,433,303
METALS & MINING — 0.5%
Arconic Corp. (a)	250,722	6,365,832
Security Description	Shares	Value
Century Aluminum Co. (a)	139,881	$2,470,298
Materion Corp.	35,961	2,382,057
		11,218,187
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.2%
Invesco Mortgage Capital, Inc. REIT (b)	372,820	1,495,008
Redwood Trust, Inc. REIT	192,613	2,005,102
		3,500,110
MULTILINE RETAIL — 0.5%
Big Lots, Inc. (b)	155,919	10,649,268
OIL, GAS & CONSUMABLE FUELS — 1.7%
Bonanza Creek Energy, Inc. (a)	86,200	3,079,926
Dorian LPG, Ltd. (a) (b)	72,088	946,516
Matador Resources Co.	219,637	5,150,488
Range Resources Corp. (a)	679,434	7,018,553
Renewable Energy Group, Inc. (a)	202,353	13,363,392
Southwestern Energy Co. (a)	1,670,242	7,766,625
		37,325,500
PERSONAL PRODUCTS — 0.9%
elf Beauty, Inc. (a)	91,452	2,453,657
Inter Parfums, Inc.	36,100	2,560,573
Medifast, Inc.	54,306	11,503,097
USANA Health Sciences, Inc. (a)	35,692	3,483,539
		20,000,866
PHARMACEUTICALS — 2.1%
Amphastar Pharmaceuticals, Inc. (a)	110,584	2,025,899
ANI Pharmaceuticals, Inc. (a)	16,139	583,264
Collegium Pharmaceutical, Inc. (a) (b)	160,749	3,809,751
Corcept Therapeutics, Inc. (a)	484,590	11,528,396
Endo International PLC (a)	653,408	4,841,753
Innoviva, Inc. (a)	286,994	3,429,578
Pacira BioSciences, Inc. (a) (b)	202,252	14,175,843
Supernus Pharmaceuticals, Inc. (a)	244,989	6,413,812
		46,808,296
PROFESSIONAL SERVICES — 1.7%
Exponent, Inc.	236,872	23,083,176
Forrester Research, Inc. (a)	51,154	2,173,022
Korn Ferry	97,592	6,086,813
ManTech International Corp. Class A	84,139	7,315,886
		38,658,897
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Marcus & Millichap, Inc. (a)	50,188	1,691,336
RE/MAX Holdings, Inc. Class A	36,272	1,428,754

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
St. Joe Co.	144,124	$6,182,919
		9,303,009
ROAD & RAIL — 1.6%
Heartland Express, Inc.	105,766	2,070,898
Marten Transport, Ltd.	273,087	4,634,287
Saia, Inc. (a)	121,202	27,946,757
		34,651,942
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.8%
Advanced Energy Industries, Inc.	176,493	19,267,741
Axcelis Technologies, Inc. (a)	101,286	4,161,842
CEVA, Inc. (a)	103,486	5,810,739
Cohu, Inc. (a)	213,872	8,948,405
Diodes, Inc. (a)	193,962	15,485,926
DSP Group, Inc. (a)	55,889	796,418
FormFactor, Inc. (a)	358,374	16,166,251
Ichor Holdings, Ltd. (a)	62,628	3,369,386
Kulicke & Soffa Industries, Inc.	137,600	6,757,536
MaxLinear, Inc. (a)	311,719	10,623,384
Onto Innovation, Inc. (a)	225,171	14,795,986
PDF Solutions, Inc. (a)	80,462	1,430,614
Photronics, Inc. (a)	149,648	1,924,473
Power Integrations, Inc.	276,595	22,536,961
Rambus, Inc. (a)	216,832	4,215,214
Ultra Clean Holdings, Inc. (a)	187,523	10,883,835
Veeco Instruments, Inc. (a)	126,929	2,632,507
		149,807,218
SOFTWARE — 5.4%
8x8, Inc. (a)	495,521	16,074,701
Agilysys, Inc. (a) (b)	92,489	4,435,772
Alarm.com Holdings, Inc. (a)	206,883	17,870,554
Bottomline Technologies DE, Inc. (a)	105,130	4,757,132
Ebix, Inc. (b)	109,493	3,507,061
LivePerson, Inc. (a) (b)	287,784	15,177,728
MicroStrategy, Inc. Class A (a) (b)	35,147	23,857,784
OneSpan, Inc. (a) (b)	156,246	3,828,027
Progress Software Corp.	132,833	5,852,622
SPS Commerce, Inc. (a)	164,048	16,291,607
Xperi Holding Corp.	305,039	6,640,699
		118,293,687
SPECIALTY RETAIL — 3.6%
America's Car-Mart, Inc. (a) (b)	18,316	2,790,809
Boot Barn Holdings, Inc. (a)	80,540	5,018,447
Buckle, Inc. (b)	54,609	2,145,042
GameStop Corp. Class A (a) (b)	118,447	22,483,610
Haverty Furniture Cos., Inc. (b)	34,952	1,299,865
Hibbett Sports, Inc. (a)	74,894	5,159,448
Lumber Liquidators Holdings, Inc. (a)	134,340	3,374,621
MarineMax, Inc. (a) (b)	102,717	5,070,111
Rent-A-Center, Inc.	225,231	12,986,819
Security Description	Shares	Value
Sleep Number Corp. (a) (b)	116,960	$16,782,590
Zumiez, Inc. (a)	54,381	2,332,945
		79,444,307
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a) (b)	264,399	7,255,109
Diebold Nixdorf, Inc. (a)	169,787	2,399,090
		9,654,199
TEXTILES, APPAREL & LUXURY GOODS — 1.9%
Crocs, Inc. (a)	301,333	24,242,240
Fossil Group, Inc. (a) (b)	117,623	1,458,525
Kontoor Brands, Inc. (b)	98,217	4,766,471
Steven Madden, Ltd.	140,371	5,230,223
Wolverine World Wide, Inc.	145,080	5,559,466
		41,256,925
THRIFTS & MORTGAGE FINANCE — 2.5%
Axos Financial, Inc. (a)	237,102	11,146,165
Flagstar Bancorp, Inc.	130,577	5,889,023
Meta Financial Group, Inc.	83,440	3,780,666
Mr Cooper Group, Inc. (a)	326,233	11,339,859
NMI Holdings, Inc. Class A (a)	387,079	9,150,548
Walker & Dunlop, Inc.	134,446	13,812,982
		55,119,243
TOBACCO — 0.2%
Vector Group, Ltd.	295,883	4,127,568
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	109,174	9,953,394
WATER UTILITIES — 0.6%
American States Water Co.	90,164	6,818,202
California Water Service Group	134,469	7,575,983
		14,394,185
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Shenandoah Telecommunications Co.	149,913	7,317,254
TOTAL COMMON STOCKS (Cost $1,669,410,504)		2,205,314,308
SHORT-TERM INVESTMENTS — 6.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	3,216,623	3,217,588

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	142,294,030	$142,294,030
TOTAL SHORT-TERM INVESTMENTS (Cost $145,511,618)		145,511,618
TOTAL INVESTMENTS — 106.4% (Cost $1,814,922,122)		2,350,825,926
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.4)%		(141,207,408)
NET ASSETS — 100.0%		$2,209,618,518
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,205,314,308	$—	$—	$2,205,314,308
Short-Term Investments	145,511,618	—	—	145,511,618
TOTAL INVESTMENTS	$2,350,825,926	$—	$—	$2,350,825,926
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,721,160	$1,721,848	$58,486,486	$56,990,165	$(167)	$(414)	3,216,623	$3,217,588	$2,210
State Street Navigator Securities Lending Portfolio II	63,902,222	63,902,222	449,831,376	371,439,568	—	—	142,294,030	142,294,030	287,678
Total		$65,624,070	$508,317,862	$428,429,733	$(167)	$(414)		$145,511,618	$289,888
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.6%
AAR Corp. (a)	236,001	$9,829,441
Aerojet Rocketdyne Holdings, Inc.	284,800	13,374,208
Cubic Corp.	112,649	8,400,236
Kaman Corp.	197,379	10,123,569
Moog, Inc. Class A	130,498	10,850,909
National Presto Industries, Inc.	38,821	3,962,459
Park Aerospace Corp.	85,527	1,130,667
Triumph Group, Inc. (a)	253,389	4,657,290
		62,328,779
AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a) (b)	198,225	11,980,719
Echo Global Logistics, Inc. (a)	97,451	3,060,936
Hub Group, Inc. Class A (a)	243,025	16,350,722
		31,392,377
AIRLINES — 1.1%
Allegiant Travel Co. (a)	52,469	12,805,584
Hawaiian Holdings, Inc. (a) (b)	350,979	9,360,610
SkyWest, Inc. (a)	360,950	19,664,556
		41,830,750
AUTO COMPONENTS — 1.2%
American Axle & Manufacturing Holdings, Inc. (a) (b)	831,073	8,028,165
Cooper Tire & Rubber Co.	363,403	20,343,300
Cooper-Standard Holdings, Inc. (a)	119,445	4,338,242
Gentherm, Inc. (a)	80,091	5,935,544
Motorcar Parts of America, Inc. (a)	142,521	3,206,723
Standard Motor Products, Inc.	145,862	6,064,942
		47,916,916
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	120,752	9,262,886
BANKS — 16.1%
Allegiance Bancshares, Inc.	133,308	5,404,306
Ameris Bancorp	502,317	26,376,666
Banc of California, Inc.	319,751	5,781,098
BancFirst Corp. (b)	67,365	4,762,032
BankUnited, Inc.	673,934	29,619,399
Banner Corp.	254,369	13,565,499
Berkshire Hills Bancorp, Inc.	246,408	5,499,827
Boston Private Financial Holdings, Inc.	599,872	7,990,295
Brookline Bancorp, Inc.	558,522	8,377,830
Cadence BanCorp	902,183	18,702,254
Central Pacific Financial Corp.	199,715	5,328,396
City Holding Co.	60,086	4,913,833
Columbia Banking System, Inc.	516,604	22,260,466
Community Bank System, Inc.	205,996	15,804,013
Customers Bancorp, Inc. (a)	209,650	6,671,063
Security Description	Shares	Value
CVB Financial Corp.	541,069	$11,952,214
Dime Community Bancshares, Inc.	253,677	7,645,825
Eagle Bancorp, Inc.	229,858	12,230,744
FB Financial Corp.	228,490	10,158,665
First BanCorp	1,571,553	17,695,687
First BanCorp	208,752	9,080,712
First Commonwealth Financial Corp.	688,874	9,899,119
First Financial Bancorp	705,419	16,930,056
First Hawaiian, Inc.	949,769	25,995,178
First Midwest Bancorp, Inc.	825,883	18,095,097
Great Western Bancorp, Inc.	262,931	7,964,180
Hanmi Financial Corp.	213,950	4,221,233
Heritage Financial Corp.	259,812	7,337,091
Hilltop Holdings, Inc. (b)	300,459	10,254,666
Hope Bancorp, Inc.	885,676	13,338,281
Independent Bank Corp.	151,792	12,779,368
Independent Bank Group, Inc.	264,523	19,109,141
Investors Bancorp, Inc. (b)	1,632,596	23,982,835
National Bank Holdings Corp. Class A	85,389	3,388,236
NBT Bancorp, Inc.	312,881	12,483,952
OFG Bancorp	373,655	8,452,076
Old National Bancorp	1,194,832	23,108,051
Pacific Premier Bancorp, Inc.	684,263	29,724,385
Park National Corp. (b)	46,058	5,955,299
Preferred Bank	97,828	6,229,687
Renasant Corp. (b)	402,802	16,667,947
S&T Bancorp, Inc. (b)	286,636	9,602,306
Seacoast Banking Corp. of Florida (a)	399,868	14,491,216
Simmons First National Corp. Class A	783,964	23,260,212
Southside Bancshares, Inc.	220,908	8,507,167
Tompkins Financial Corp.	87,530	7,238,731
United Community Banks, Inc.	625,151	21,330,152
Veritex Holdings, Inc.	354,516	11,599,764
Westamerica Bancorp	104,901	6,585,685
		628,351,935
BEVERAGES — 0.2%
Coca-Cola Consolidated, Inc.	18,789	5,425,887
MGP Ingredients, Inc. (b)	46,385	2,743,673
		8,169,560
BIOTECHNOLOGY — 0.8%
Anika Therapeutics, Inc. (a)	63,768	2,601,097
Eagle Pharmaceuticals, Inc. (a)	55,580	2,319,909
Enanta Pharmaceuticals, Inc. (a)	77,557	3,825,111
Myriad Genetics, Inc. (a)	544,534	16,581,060
Spectrum Pharmaceuticals, Inc. (a)	491,183	1,601,257
Vanda Pharmaceuticals, Inc. (a)	200,434	3,010,519
		29,938,953

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
BUILDING PRODUCTS — 2.0%
American Woodmark Corp. (a)	57,569	$5,675,152
Apogee Enterprises, Inc.	185,494	7,582,995
Griffon Corp.	327,414	8,895,838
Insteel Industries, Inc.	85,189	2,627,229
Quanex Building Products Corp.	236,610	6,206,280
Resideo Technologies, Inc. (a)	1,028,323	29,050,125
UFP Industries, Inc.	217,024	16,459,100
		76,496,719
CAPITAL MARKETS — 0.7%
Blucora, Inc. (a)	197,138	3,280,376
Donnelley Financial Solutions, Inc. (a)	124,457	3,463,638
Greenhill & Co., Inc.	42,518	700,697
Piper Sandler Cos.	39,083	4,285,451
Waddell & Reed Financial, Inc. Class A	445,759	11,166,263
WisdomTree Investments, Inc. (b)	484,015	3,025,094
		25,921,519
CHEMICALS — 2.4%
AdvanSix, Inc. (a)	202,138	5,421,341
American Vanguard Corp.	105,555	2,154,377
Ferro Corp. (a)	386,053	6,508,854
FutureFuel Corp.	111,979	1,627,055
GCP Applied Technologies, Inc. (a)	173,103	4,247,948
Hawkins, Inc.	63,879	2,141,224
HB Fuller Co.	186,306	11,720,510
Innospec, Inc.	111,541	11,454,145
Koppers Holdings, Inc. (a)	149,652	5,201,903
Kraton Corp. (a)	232,573	8,509,846
Rayonier Advanced Materials, Inc. (a) (b)	447,297	4,056,984
Stepan Co.	72,043	9,157,386
Tredegar Corp. (b)	192,958	2,896,300
Trinseo SA	276,910	17,630,860
		92,728,733
COMMERCIAL SERVICES & SUPPLIES — 3.2%
ABM Industries, Inc.	481,795	24,576,363
Brady Corp. Class A	212,213	11,342,785
CoreCivic, Inc. REIT (a) (b)	866,194	7,839,056
Deluxe Corp. (b)	299,912	12,584,307
Harsco Corp. (a)	561,095	9,622,779
HNI Corp. (b)	308,355	12,198,524
Interface, Inc.	415,864	5,189,983
Matthews International Corp. Class A	231,801	9,167,730
Pitney Bowes, Inc.	1,242,870	10,241,249
Team, Inc. (a) (b)	229,060	2,641,062
UniFirst Corp.	52,140	11,664,239
US Ecology, Inc. (a) (b)	138,514	5,767,723
Security Description	Shares	Value
Viad Corp. (a)	90,187	$3,765,307
		126,601,107
COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN, Inc.	348,409	5,811,462
Applied Optoelectronics, Inc. (a) (b)	157,725	1,318,581
CalAmp Corp. (a)	157,192	1,705,533
Comtech Telecommunications Corp.	186,957	4,644,012
Digi International, Inc. (a)	91,665	1,740,718
Extreme Networks, Inc. (a)	515,183	4,507,851
Harmonic, Inc. (a) (b)	380,013	2,979,302
NETGEAR, Inc. (a)	222,176	9,131,434
Plantronics, Inc. (a) (b)	98,213	3,821,468
		35,660,361
CONSTRUCTION & ENGINEERING — 0.9%
Aegion Corp. (a)	222,013	6,382,874
Arcosa, Inc.	158,639	10,325,813
Granite Construction, Inc. (b)	330,417	13,299,284
Matrix Service Co. (a) (b)	197,940	2,594,993
MYR Group, Inc. (a)	55,069	3,946,795
		36,549,759
CONSTRUCTION MATERIALS — 0.2%
US Concrete, Inc. (a) (b)	114,325	8,382,309
CONSUMER FINANCE — 0.6%
Encore Capital Group, Inc. (a) (b)	228,398	9,188,451
Enova International, Inc. (a)	259,747	9,215,824
EZCORP, Inc. Class A (a)	389,621	1,936,416
World Acceptance Corp. (a)	9,539	1,237,781
		21,578,472
CONTAINERS & PACKAGING — 0.5%
Myers Industries, Inc.	163,440	3,229,574
O-I Glass, Inc. (a)	1,138,166	16,776,567
		20,006,141
DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc. (b)	330,025	12,768,667
DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)	59,331	2,113,964
Perdoceo Education Corp. (a)	290,162	3,470,337
Regis Corp. (a) (b)	117,857	1,480,284
		7,064,585
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	81,992	4,027,447
Cogent Communications Holdings, Inc.	113,284	7,789,408
Consolidated Communications Holdings, Inc. (a) (b)	546,467	3,934,562
		15,751,417

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.4%
AZZ, Inc.	79,773	$4,016,571
Encore Wire Corp.	146,780	9,853,341
Powell Industries, Inc. (b)	66,021	2,236,131
		16,106,043
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.3%
Bel Fuse, Inc. Class B	72,213	1,436,317
Benchmark Electronics, Inc.	265,688	8,215,073
CTS Corp.	113,402	3,522,266
Daktronics, Inc.	275,751	1,728,959
ePlus, Inc. (a)	96,080	9,573,411
Fabrinet (a)	100,157	9,053,191
FARO Technologies, Inc. (a)	53,965	4,671,750
Insight Enterprises, Inc. (a) (b)	252,600	24,103,092
Itron, Inc. (a)	154,164	13,666,639
Knowles Corp. (a)	663,445	13,879,269
Methode Electronics, Inc.	159,924	6,713,609
MTS Systems Corp. (a)	140,954	8,203,523
OSI Systems, Inc. (a)	55,689	5,351,713
PC Connection, Inc.	82,200	3,813,258
Plexus Corp. (a)	90,248	8,288,376
Rogers Corp. (a)	64,233	12,089,293
Sanmina Corp. (a)	467,621	19,350,157
ScanSource, Inc. (a)	180,641	5,410,198
TTM Technologies, Inc. (a) (b)	706,756	10,247,962
		169,318,056
ENERGY EQUIPMENT & SERVICES — 2.4%
Archrock, Inc.	942,650	8,945,749
Bristow Group, Inc. (a)	161,544	4,180,759
Core Laboratories NV	194,382	5,596,258
Dril-Quip, Inc. (a)	260,036	8,640,996
Helix Energy Solutions Group, Inc. (a) (b)	1,004,009	5,070,245
Helmerich & Payne, Inc.	777,670	20,965,983
Nabors Industries, Ltd. (a)	47,982	4,483,918
Oceaneering International, Inc. (a)	720,539	8,228,555
Oil States International, Inc. (a)	456,461	2,752,460
Patterson-UTI Energy, Inc. (b)	1,356,537	9,672,109
ProPetro Holding Corp. (a)	583,638	6,221,581
RPC, Inc. (a) (b)	434,244	2,344,918
US Silica Holdings, Inc. (a) (b)	533,938	6,562,098
		93,665,629
ENTERTAINMENT — 0.1%
Marcus Corp. (a) (b)	173,068	3,459,629
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.0%
Acadia Realty Trust REIT	619,414	11,750,284
Agree Realty Corp. REIT (b)	228,233	15,362,363
Alexander & Baldwin, Inc. REIT	530,708	8,910,587
American Assets Trust, Inc. REIT	357,970	11,612,547
Security Description	Shares	Value
Armada Hoffler Properties, Inc. REIT	433,178	$5,432,052
Brandywine Realty Trust REIT	1,235,515	15,950,499
CareTrust REIT, Inc.	342,067	7,965,030
Centerspace REIT	39,965	2,717,620
Chatham Lodging Trust REIT (a)	332,074	4,370,094
DiamondRock Hospitality Co. REIT (a)	1,511,708	15,570,592
Diversified Healthcare Trust REIT	1,737,120	8,303,434
Easterly Government Properties, Inc. REIT	337,392	6,994,136
Four Corners Property Trust, Inc. REIT	233,489	6,397,599
Franklin Street Properties Corp. REIT	722,525	3,937,761
GEO Group, Inc. REIT (b)	884,320	6,862,323
Getty Realty Corp. REIT	142,494	4,035,430
Global Net Lease, Inc. REIT	657,966	11,882,866
Hersha Hospitality Trust REIT (a) (b)	273,034	2,880,509
Independence Realty Trust, Inc. REIT	357,196	5,429,379
Industrial Logistics Properties Trust REIT	258,942	5,989,329
iStar, Inc. REIT (b)	540,577	9,611,459
Kite Realty Group Trust REIT	604,877	11,668,077
Lexington Realty Trust REIT	1,276,671	14,183,815
LTC Properties, Inc. REIT	174,324	7,272,797
Mack-Cali Realty Corp. REIT (b)	617,086	9,552,491
National Storage Affiliates Trust REIT	175,690	7,015,302
NexPoint Residential Trust, Inc. REIT	71,176	3,280,502
Office Properties Income Trust REIT	343,625	9,456,560
Retail Opportunity Investments Corp. REIT	854,497	13,560,867
Retail Properties of America, Inc. Class A REIT	1,564,858	16,399,712
RPT Realty REIT	585,303	6,678,307
Saul Centers, Inc. REIT	56,820	2,279,050
SITE Centers Corp. REIT	1,199,599	16,266,562
Summit Hotel Properties, Inc. REIT (a)	770,106	7,824,277
Tanger Factory Outlet Centers, Inc. REIT	439,551	6,650,407
Uniti Group, Inc. REIT	610,978	6,739,087
Universal Health Realty Income Trust REIT	51,720	3,505,582
Urstadt Biddle Properties, Inc. Class A REIT	224,291	3,734,445
Washington Real Estate Investment Trust	608,516	13,448,204
Whitestone REIT	297,756	2,888,233

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Xenia Hotels & Resorts, Inc. REIT (a)	823,862	$16,065,309
		350,435,479
FOOD & STAPLES RETAILING — 0.9%
Andersons, Inc.	221,391	6,061,686
Chefs' Warehouse, Inc. (a) (b)	226,444	6,897,484
PriceSmart, Inc.	95,795	9,268,166
SpartanNash Co.	268,190	5,264,570
United Natural Foods, Inc. (a)	187,515	6,176,744
		33,668,650
FOOD PRODUCTS — 1.1%
Calavo Growers, Inc.	69,587	5,402,735
Cal-Maine Foods, Inc. (a)	108,175	4,156,084
Fresh Del Monte Produce, Inc. (b)	215,630	6,173,487
J&J Snack Foods Corp.	62,685	9,843,426
John B Sanfilippo & Son, Inc.	62,874	5,681,923
Seneca Foods Corp. Class A (a)	50,116	2,359,962
Simply Good Foods Co. (a) (b)	329,624	10,027,162
		43,644,779
GAS UTILITIES — 0.9%
Chesapeake Utilities Corp.	61,827	7,176,878
Northwest Natural Holding Co. (b)	218,164	11,769,948
South Jersey Industries, Inc. (b)	729,662	16,475,768
		35,422,594
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
AngioDynamics, Inc. (a)	184,492	4,317,113
Cardiovascular Systems, Inc. (a)	141,919	5,441,174
CONMED Corp. (b)	92,469	12,075,527
CryoLife, Inc. (a) (b)	136,575	3,083,863
Cutera, Inc. (a) (b)	73,843	2,218,982
Glaukos Corp. (a)	119,016	9,989,013
Inogen, Inc. (a)	79,654	4,183,428
Integer Holdings Corp. (a)	144,452	13,304,029
Invacare Corp. (b)	257,386	2,064,236
Lantheus Holdings, Inc. (a)	490,852	10,489,507
Natus Medical, Inc. (a)	244,729	6,267,510
OraSure Technologies, Inc. (a) (b)	193,149	2,254,049
Orthofix Medical, Inc. (a)	92,525	4,010,959
Surmodics, Inc. (a)	36,749	2,060,516
Varex Imaging Corp. (a) (b)	283,392	5,806,702
		87,566,608
HEALTH CARE PROVIDERS & SERVICES — 2.2%
AMN Healthcare Services, Inc. (a)	127,721	9,413,038
CorVel Corp. (a)	24,543	2,517,866
Covetrus, Inc. (a) (b)	291,363	8,732,149
Cross Country Healthcare, Inc. (a)	261,292	3,263,537
Security Description	Shares	Value
Hanger, Inc. (a)	111,128	$2,535,941
Magellan Health, Inc. (a)	167,203	15,590,008
MEDNAX, Inc. (a)	371,403	9,459,634
Owens & Minor, Inc. (b)	257,303	9,672,020
RadNet, Inc. (a)	163,418	3,554,342
Select Medical Holdings Corp. (a)	379,691	12,947,463
Tivity Health, Inc. (a)	95,156	2,123,882
US Physical Therapy, Inc. (b)	40,889	4,256,545
		84,066,425
HEALTH CARE TECHNOLOGY — 0.2%
Computer Programs & Systems, Inc.	50,068	1,532,081
HealthStream, Inc. (a)	117,581	2,626,759
NextGen Healthcare, Inc. (a)	219,526	3,973,421
		8,132,261
HOTELS, RESTAURANTS & LEISURE — 2.2%
BJ's Restaurants, Inc. (a) (b)	162,999	9,466,982
Bloomin' Brands, Inc. (a)	577,447	15,619,941
Brinker International, Inc. (a)	153,032	10,874,454
Cheesecake Factory, Inc. (a)	200,130	11,709,606
Chuy's Holdings, Inc. (a)	142,007	6,293,750
Dave & Buster's Entertainment, Inc. (a)	342,631	16,412,025
El Pollo Loco Holdings, Inc. (a)	68,048	1,096,934
Fiesta Restaurant Group, Inc. (a)	129,840	1,634,686
Monarch Casino & Resort, Inc. (a)	46,963	2,846,897
Red Robin Gourmet Burgers, Inc. (a) (b)	116,173	4,634,141
Ruth's Hospitality Group, Inc. (a)	150,108	3,727,182
		84,316,598
HOUSEHOLD DURABLES — 1.1%
Cavco Industries, Inc. (a)	25,434	5,738,165
Ethan Allen Interiors, Inc.	162,966	4,499,491
La-Z-Boy, Inc.	163,576	6,948,709
M/I Homes, Inc. (a)	211,448	12,490,233
MDC Holdings, Inc.	161,241	9,577,715
Universal Electronics, Inc. (a)	60,691	3,336,184
		42,590,497
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a) (b)	28,437	1,649,630
Central Garden & Pet Co. Class A (a)	107,558	5,581,185
		7,230,815
INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	150,173	5,756,131
INSURANCE — 3.2%
Ambac Financial Group, Inc. (a)	226,119	3,785,232

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
American Equity Investment Life Holding Co.	623,073	$19,645,492
AMERISAFE, Inc.	86,469	5,534,016
Assured Guaranty, Ltd.	555,766	23,497,786
Employers Holdings, Inc.	202,862	8,735,238
Horace Mann Educators Corp.	297,425	12,851,734
James River Group Holdings, Ltd.	132,611	6,049,714
ProAssurance Corp.	386,238	10,335,729
Safety Insurance Group, Inc.	101,159	8,522,646
SiriusPoint, Ltd. (a)	614,872	6,253,248
Stewart Information Services Corp.	190,379	9,905,419
United Fire Group, Inc.	152,941	5,322,347
United Insurance Holdings Corp.	143,697	1,036,055
Universal Insurance Holdings, Inc.	213,314	3,058,923
		124,533,579
INTERNET & DIRECT MARKETING RETAIL — 0.0% (c)
Liquidity Services, Inc. (a)	58,791	1,092,337
IT SERVICES — 0.9%
BM Technologies, Inc. (a)	36,439	424,514
Cardtronics PLC Class A (a)	261,258	10,136,811
CSG Systems International, Inc.	118,825	5,334,054
Sykes Enterprises, Inc. (a)	284,392	12,536,000
Unisys Corp. (a)	256,848	6,529,076
		34,960,455
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Callaway Golf Co.	290,286	7,765,150
Sturm Ruger & Co., Inc. (b)	49,737	3,286,124
		11,051,274
MACHINERY — 4.6%
Albany International Corp. Class A	111,958	9,345,134
Astec Industries, Inc.	62,270	4,696,403
Barnes Group, Inc.	333,594	16,526,247
CIRCOR International, Inc. (a)	95,707	3,332,518
Enerpac Tool Group Corp.	255,122	6,663,787
EnPro Industries, Inc.	150,284	12,814,717
ESCO Technologies, Inc.	76,283	8,306,456
Greenbrier Cos., Inc. (b)	235,305	11,111,102
Hillenbrand, Inc.	185,512	8,850,778
John Bean Technologies Corp.	88,239	11,765,788
Lindsay Corp.	30,822	5,135,562
Lydall, Inc. (a)	68,068	2,296,614
Meritor, Inc. (a)	525,156	15,450,089
Mueller Industries, Inc.	243,863	10,083,735
SPX Corp. (a)	137,002	7,983,107
SPX FLOW, Inc.	187,540	11,876,908
Standex International Corp.	88,334	8,442,080
Tennant Co.	71,937	5,747,047
Security Description	Shares	Value
Titan International, Inc. (a)	207,018	$1,921,127
Wabash National Corp.	382,923	7,198,952
Watts Water Technologies, Inc. Class A	70,417	8,366,244
		177,914,395
MARINE — 0.1%
SEACOR Holdings, Inc. (a)	138,821	5,656,956
MEDIA — 1.0%
AMC Networks, Inc. Class A (a)	218,562	11,618,756
EW Scripps Co. Class A	415,896	8,014,316
Gannett Co., Inc. (a)	949,898	5,110,451
Meredith Corp. (b)	294,722	8,776,821
Scholastic Corp.	216,335	6,513,847
		40,034,191
METALS & MINING — 2.1%
Allegheny Technologies, Inc. (a) (b)	919,008	19,354,309
Arconic Corp. (a)	312,044	7,922,797
Carpenter Technology Corp.	345,262	14,207,531
Century Aluminum Co. (a)	149,911	2,647,428
Haynes International, Inc.	94,372	2,800,017
Kaiser Aluminum Corp.	113,544	12,546,612
Materion Corp.	91,087	6,033,603
Olympic Steel, Inc.	63,132	1,859,237
SunCoke Energy, Inc.	619,044	4,339,499
TimkenSteel Corp. (a)	283,658	3,332,982
Warrior Met Coal, Inc.	373,257	6,393,892
		81,437,907
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.9%
Apollo Commercial Real Estate Finance, Inc. REIT	924,122	12,909,984
ARMOUR Residential REIT, Inc. (b)	466,703	5,693,777
Capstead Mortgage Corp. REIT	721,645	4,495,848
Granite Point Mortgage Trust, Inc. REIT (b)	389,159	4,658,233
Invesco Mortgage Capital, Inc. REIT (b)	1,022,512	4,100,273
KKR Real Estate Finance Trust, Inc. REIT (b)	203,405	3,740,618
New York Mortgage Trust, Inc. REIT	2,707,077	12,100,634
PennyMac Mortgage Investment Trust REIT	708,186	13,880,446
Ready Capital Corp. REIT (b)	414,113	5,557,396
Redwood Trust, Inc. REIT	500,111	5,206,156
		72,343,365
MULTI-UTILITIES — 0.6%
Avista Corp.	499,275	23,840,381
MULTILINE RETAIL — 0.9%
Macy's, Inc. (a)	2,234,467	36,176,021

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 2.9%
Callon Petroleum Co. (a)	330,782	$12,751,646
CONSOL Energy, Inc. (a) (b)	221,524	2,153,213
Dorian LPG, Ltd. (a) (b)	79,832	1,048,194
Green Plains, Inc. (a) (b)	301,460	8,160,522
Laredo Petroleum, Inc. (a) (b)	67,331	2,023,970
Matador Resources Co.	445,588	10,449,039
Par Pacific Holdings, Inc. (a)	298,806	4,219,141
PBF Energy, Inc. Class A (a)	699,191	9,893,553
PDC Energy, Inc. (a)	719,524	24,751,625
Penn Virginia Corp. (a)	113,717	1,523,808
Range Resources Corp. (a)	816,703	8,436,542
REX American Resources Corp. (a)	39,466	3,321,853
SM Energy Co.	762,449	12,481,290
Southwestern Energy Co. (a) (b)	2,037,186	9,472,915
Talos Energy, Inc. (a) (b)	219,865	2,647,175
		113,334,486
PAPER & FOREST PRODUCTS — 0.8%
Clearwater Paper Corp. (a) (b)	115,811	4,356,810
Glatfelter Corp.	314,722	5,397,482
Mercer International, Inc.	295,579	4,253,382
Neenah, Inc.	122,284	6,282,952
Schweitzer-Mauduit International, Inc.	229,807	11,253,649
		31,544,275
PERSONAL PRODUCTS — 0.7%
Edgewell Personal Care Co. (b)	390,230	15,453,108
elf Beauty, Inc. (a)	137,529	3,689,903
Inter Parfums, Inc.	70,240	4,982,123
USANA Health Sciences, Inc. (a)	32,274	3,149,943
		27,275,077
PHARMACEUTICALS — 0.8%
Amphastar Pharmaceuticals, Inc. (a)	95,766	1,754,433
ANI Pharmaceuticals, Inc. (a)	46,091	1,665,729
Endo International PLC (a) (b)	652,269	4,833,313
Lannett Co., Inc. (a) (b)	255,698	1,350,085
Phibro Animal Health Corp. Class A	151,682	3,701,041
Prestige Consumer Healthcare, Inc. (a)	360,996	15,912,704
		29,217,305
PROFESSIONAL SERVICES — 1.0%
Heidrick & Struggles International, Inc.	137,163	4,899,463
Kelly Services, Inc. Class A (a)	236,756	5,272,556
Korn Ferry	234,398	14,619,403
ManTech International Corp. Class A	61,334	5,332,991
Resources Connection, Inc.	227,966	3,086,660
Security Description	Shares	Value
TrueBlue, Inc. (a)	251,602	$5,540,276
		38,751,349
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Marcus & Millichap, Inc. (a)	97,046	3,270,450
RE/MAX Holdings, Inc. Class A	80,508	3,171,210
Realogy Holdings Corp. (a) (b)	835,315	12,638,316
		19,079,976
ROAD & RAIL — 0.4%
ArcBest Corp.	182,350	12,831,969
Heartland Express, Inc.	174,013	3,407,175
		16,239,144
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Axcelis Technologies, Inc. (a)	83,648	3,437,096
DSP Group, Inc. (a)	78,840	1,123,470
Ichor Holdings, Ltd. (a)	99,008	5,326,630
Kulicke & Soffa Industries, Inc.	225,380	11,068,412
PDF Solutions, Inc. (a)	85,523	1,520,599
Photronics, Inc. (a)	224,133	2,882,350
Rambus, Inc. (a)	467,451	9,087,248
SMART Global Holdings, Inc. (a) (b)	104,057	4,788,703
Veeco Instruments, Inc. (a)	166,916	3,461,838
		42,696,346
SOFTWARE — 0.4%
Bottomline Technologies DE, Inc. (a)	110,059	4,980,170
Progress Software Corp.	110,765	4,880,306
Xperi Holding Corp.	282,170	6,142,841
		16,003,317
SPECIALTY RETAIL — 7.4%
Aaron's Co., Inc.	250,996	6,445,577
Abercrombie & Fitch Co. Class A (a)	448,796	15,398,191
America's Car-Mart, Inc. (a) (b)	15,886	2,420,550
Asbury Automotive Group, Inc. (a)	139,426	27,397,209
Barnes & Noble Education, Inc. (a)	212,548	1,730,141
Bed Bath & Beyond, Inc. (a)	879,717	25,643,751
Boot Barn Holdings, Inc. (a)	81,355	5,069,230
Buckle, Inc. (b)	119,518	4,694,667
Caleres, Inc. (b)	267,946	5,841,223
Cato Corp. Class A (a)	147,293	1,767,516
Chico's FAS, Inc. (a) (b)	896,946	2,968,891
Children's Place, Inc. (a)	106,423	7,417,683
Conn's, Inc. (a)	143,867	2,798,213
Designer Brands, Inc. Class A (a) (b)	418,838	7,287,781
GameStop Corp. Class A (a)	208,739	39,622,837
Genesco, Inc. (a) (b)	100,525	4,774,937
Group 1 Automotive, Inc.	123,295	19,454,718
Guess?, Inc. (b)	271,878	6,389,133

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Haverty Furniture Cos., Inc. (b)	68,667	$2,553,726
Michaels Cos., Inc. (a)	511,834	11,229,638
Monro, Inc. (b)	242,014	15,924,521
ODP Corp. (a)	384,468	16,643,620
Sally Beauty Holdings, Inc. (a) (b)	809,844	16,302,160
Shoe Carnival, Inc. (b)	64,348	3,981,854
Signet Jewelers, Ltd. (a)	376,454	21,826,803
Sonic Automotive, Inc. Class A (b)	167,179	8,287,063
Zumiez, Inc. (a)	68,797	2,951,391
		286,823,024
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a)	476,051	13,062,839
Diebold Nixdorf, Inc. (a) (b)	307,852	4,349,949
		17,412,788
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Fossil Group, Inc. (a)	161,186	1,998,706
G-III Apparel Group, Ltd. (a) (b)	309,497	9,328,240
Kontoor Brands, Inc. (b)	188,161	9,131,453
Movado Group, Inc.	124,073	3,529,877
Oxford Industries, Inc.	120,225	10,510,069
Steven Madden, Ltd.	338,823	12,624,545
Unifi, Inc. (a)	111,830	3,082,035
Vera Bradley, Inc. (a) (b)	164,935	1,665,844
Wolverine World Wide, Inc.	367,598	14,086,355
		65,957,124
THRIFTS & MORTGAGE FINANCE — 2.1%
Capitol Federal Financial, Inc.	926,653	12,273,519
Flagstar Bancorp, Inc.	136,544	6,158,134
HomeStreet, Inc.	155,341	6,845,878
Meta Financial Group, Inc.	101,537	4,600,642
Northfield Bancorp, Inc.	336,846	5,362,588
Northwest Bancshares, Inc.	918,273	13,269,045
Provident Financial Services, Inc.	522,936	11,651,014
TrustCo Bank Corp.	682,801	5,032,243
WSFS Financial Corp. (b)	341,843	17,020,363
		82,213,426
TOBACCO — 0.4%
Universal Corp.	174,485	10,292,870
Vector Group, Ltd.	459,848	6,414,880
		16,707,750
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Applied Industrial Technologies, Inc.	108,230	9,867,329
Security Description	Shares	Value
Boise Cascade Co.	283,778	$16,978,438
DXP Enterprises, Inc. (a)	122,392	3,692,566
GMS, Inc. (a)	305,740	12,764,645
NOW, Inc. (a)	797,766	8,049,459
Veritiv Corp. (a)	92,709	3,943,841
		55,296,278
WATER UTILITIES — 0.5%
American States Water Co.	124,633	9,424,748
California Water Service Group	149,792	8,439,281
		17,864,029
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Shenandoah Telecommunications Co.	124,231	6,063,715
Spok Holdings, Inc.	131,195	1,376,236
		7,439,951
TOTAL COMMON STOCKS (Cost $3,205,546,194)		3,896,978,645
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (d) (e)	1,737,280	1,737,801
State Street Navigator Securities Lending Portfolio II (f) (g)	99,443,980	99,443,980
TOTAL SHORT-TERM INVESTMENTS (Cost $101,181,781)		101,181,781
TOTAL INVESTMENTS — 102.5% (Cost $3,306,727,975)		3,998,160,426
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(95,781,815)
NET ASSETS — 100.0%		$3,902,378,611
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,896,978,645	$—	$—	$3,896,978,645
Short-Term Investments	101,181,781	—	—	101,181,781
TOTAL INVESTMENTS	$3,998,160,426	$—	$—	$3,998,160,426
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,125,758	$7,128,608	$91,047,086	$96,437,169	$(724)	$—	1,737,280	$1,737,801	$3,088
State Street Navigator Securities Lending Portfolio II	113,878,420	113,878,420	695,080,446	709,514,886	—	—	99,443,980	99,443,980	1,167,134
Total		$121,007,028	$786,127,532	$805,952,055	$(724)	$—		$101,181,781	$1,170,222
See accompanying notes to schedule of investments.

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp. (a)	584,400	$24,340,260
Aerojet Rocketdyne Holdings, Inc.	1,045,958	49,118,188
AeroVironment, Inc. (a)	405,385	47,048,983
Axon Enterprise, Inc. (a)	323,968	46,139,523
Boeing Co. (a)	183,243	46,675,657
BWX Technologies, Inc.	781,981	51,563,827
Cubic Corp.	703,670	52,472,672
Curtiss-Wright Corp.	398,058	47,209,679
Ducommun, Inc. (a)	102,891	6,173,460
General Dynamics Corp.	279,808	50,801,940
HEICO Corp.	377,409	47,478,052
Hexcel Corp. (a) (b)	830,847	46,527,432
Howmet Aerospace, Inc. (a)	1,563,466	50,234,163
Huntington Ingalls Industries, Inc.	252,844	52,047,937
Kaman Corp.	308,448	15,820,298
Kratos Defense & Security Solutions, Inc. (a) (b)	1,860,006	50,740,964
L3Harris Technologies, Inc.	256,887	52,065,857
Lockheed Martin Corp.	145,000	53,577,500
Maxar Technologies, Inc.	1,058,755	40,042,114
Mercury Systems, Inc. (a)	744,564	52,603,447
Moog, Inc. Class A	231,837	19,277,247
National Presto Industries, Inc.	44,947	4,587,740
Northrop Grumman Corp.	163,450	52,898,958
PAE, Inc. (a) (b)	856,695	7,727,389
Parsons Corp. (a) (b)	1,095,128	44,286,976
Raytheon Technologies Corp.	628,214	48,542,096
Spirit AeroSystems Holdings, Inc. Class A	959,676	46,688,237
Teledyne Technologies, Inc. (a)	124,867	51,651,234
Textron, Inc.	895,884	50,241,175
TransDigm Group, Inc. (a)	79,575	46,783,734
Triumph Group, Inc. (a)	1,941,253	35,680,230
Security Description	Shares	Value
Vectrus, Inc. (a)	129,460	$6,918,342
Virgin Galactic Holdings, Inc. (a) (b)	1,427,709	43,730,727
TOTAL COMMON STOCKS (Cost $1,275,273,779)		1,341,696,038
SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	1,934,011	1,934,591
State Street Navigator Securities Lending Portfolio II (e) (f)	45,822,059	45,822,059
TOTAL SHORT-TERM INVESTMENTS (Cost $47,756,456)		47,756,650
TOTAL INVESTMENTS — 103.4% (Cost $1,323,030,235)		1,389,452,688
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(46,060,066)
NET ASSETS — 100.0%		$1,343,392,622
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,341,696,038	$—	$—	$1,341,696,038
Short-Term Investments	47,756,650	—	—	47,756,650
TOTAL INVESTMENTS	$1,389,452,688	$—	$—	$1,389,452,688
See accompanying notes to schedule of investments.

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
Maxar Technologies, Inc.	3,087,370	$55,449,165	$17,081,840	$72,550,019	$26,243,560	$—*	—	$—*	$53,924
State Street Institutional Liquid Reserves Fund, Premier Class	1,116,770	1,117,217	19,792,001	18,974,401	(82)	(144)	1,934,011	1,934,591	960
State Street Navigator Securities Lending Portfolio II	65,944,134	65,944,134	480,526,911	500,648,986	—	—	45,822,059	45,822,059	1,061,562
Total		$122,510,516	$517,400,752	$592,173,406	$26,243,478	$(144)		$47,756,650	$1,116,446
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended March 31, 2021.
*	As of March 31, 2021, no longer an affiliate.
See accompanying notes to schedule of investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ASSET MANAGEMENT & CUSTODY BANKS — 3.0%
Bank of New York Mellon Corp.	1,214,155	$57,417,390
Northern Trust Corp.	553,438	58,171,868
		115,589,258
DIVERSIFIED BANKS — 7.3%
Bank of America Corp.	1,493,204	57,772,063
Citigroup, Inc.	753,585	54,823,309
JPMorgan Chase & Co.	362,885	55,241,983
US Bancorp	1,036,815	57,346,237
Wells Fargo & Co.	1,417,367	55,376,529
		280,560,121
OTHER DIVERSIFIED FINANCIAL SERVICES — 3.0%
Equitable Holdings, Inc.	1,755,590	57,267,346
Voya Financial, Inc. (a)	884,841	56,311,281
		113,578,627
REGIONAL BANKS — 72.5%
Ameris Bancorp	574,099	30,145,938
Associated Banc-Corp.	1,704,735	36,379,045
Atlantic Union Bankshares Corp.	358,937	13,768,823
BancorpSouth Bank	591,380	19,208,022
Bank of Hawaii Corp.	369,886	33,101,098
Bank OZK	1,095,002	44,730,832
BankUnited, Inc.	756,456	33,246,241
Banner Corp.	263,250	14,039,122
BOK Financial Corp.	312,789	27,938,313
Cadence BanCorp	1,896,295	39,310,195
Cathay General Bancorp	533,124	21,740,797
CIT Group, Inc.	1,067,321	54,977,705
Citizens Financial Group, Inc.	1,245,645	54,995,227
Columbia Banking System, Inc.	484,571	20,880,164
Comerica, Inc.	796,746	57,158,558
Commerce Bancshares, Inc.	667,837	51,162,993
Community Bank System, Inc.	380,898	29,222,495
Cullen/Frost Bankers, Inc.	483,388	52,573,279
CVB Financial Corp.	656,235	14,496,231
East West Bancorp, Inc.	726,796	53,637,545
Eastern Bankshares, Inc.	1,989,284	38,373,288
Fifth Third Bancorp	1,449,298	54,276,210
First BanCorp	2,476,452	27,884,850
First Citizens BancShares, Inc. Class A	65,788	54,983,637
First Financial Bancorp	569,687	13,672,488
First Financial Bankshares, Inc.	596,680	27,882,856
First Hawaiian, Inc.	994,312	27,214,319
First Horizon National Corp.	3,209,827	54,278,175
First Merchants Corp.	247,719	11,518,933
First Midwest Bancorp, Inc.	1,007,095	22,065,451
First Republic Bank	325,247	54,234,937
FNB Corp.	3,270,648	41,537,230
Security Description	Shares	Value
Fulton Financial Corp.	1,387,556	$23,630,079
Glacier Bancorp, Inc.	427,655	24,410,547
Hancock Whitney Corp.	643,960	27,052,760
Hilltop Holdings, Inc.	712,187	24,306,942
Home BancShares, Inc.	803,773	21,742,060
Hope Bancorp, Inc.	956,848	14,410,131
Huntington Bancshares, Inc.	3,392,429	53,328,984
Independent Bank Corp.	185,204	15,592,325
Independent Bank Group, Inc.	289,849	20,938,692
Investors Bancorp, Inc.	3,474,855	51,045,620
KeyCorp.	2,660,963	53,166,041
M&T Bank Corp.	359,511	54,505,463
Old National Bancorp	1,011,226	19,557,111
Pacific Premier Bancorp, Inc.	627,742	27,269,112
PacWest Bancorp	1,373,389	52,394,790
People's United Financial, Inc.	3,070,600	54,963,740
Pinnacle Financial Partners, Inc.	560,045	49,653,590
PNC Financial Services Group, Inc.	312,275	54,776,158
Popular, Inc.	768,738	54,057,656
Prosperity Bancshares, Inc.	651,711	48,806,637
Regions Financial Corp.	2,591,614	53,542,745
Renasant Corp.	434,121	17,963,927
Signature Bank	234,480	53,015,928
Silvergate Capital Corp. Class A (b)	408,825	58,122,650
Simmons First National Corp. Class A	709,428	21,048,729
South State Corp.	475,501	37,331,584
Sterling Bancorp	2,277,971	52,438,892
SVB Financial Group (b)	103,248	50,969,408
Synovus Financial Corp.	1,147,275	52,487,831
TCF Financial Corp.	1,152,228	53,532,513
Texas Capital Bancshares, Inc. (b)	542,678	38,486,724
Truist Financial Corp.	945,493	55,141,152
Trustmark Corp.	324,642	10,927,450
UMB Financial Corp.	253,412	23,397,530
Umpqua Holdings Corp.	2,294,295	40,264,877
United Bankshares, Inc.	761,443	29,376,471
United Community Banks, Inc.	748,620	25,542,914
Valley National Bancorp	2,918,844	40,104,917
Webster Financial Corp.	790,838	43,583,082
Western Alliance Bancorp	574,117	54,219,609
Wintrust Financial Corp.	586,524	44,458,519
Zions Bancorp NA	959,209	52,718,127
		2,784,919,014
THRIFTS & MORTGAGE FINANCE — 13.9%
Axos Financial, Inc. (b)	451,083	21,205,412
Essent Group, Ltd.	1,233,689	58,587,891
Flagstar Bancorp, Inc.	846,677	38,185,133
MGIC Investment Corp.	4,311,527	59,714,649
Mr Cooper Group, Inc. (b)	1,199,155	41,682,628

See accompanying notes to schedule of investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
New York Community Bancorp, Inc.	4,543,135	$57,334,364
NMI Holdings, Inc. Class A (b)	1,204,506	28,474,522
PennyMac Financial Services, Inc.	862,301	57,662,068
Radian Group, Inc.	2,063,435	47,974,864
Rocket Cos., Inc. Class A (a)	2,265,170	52,302,775
Walker & Dunlop, Inc.	295,075	30,316,005
Washington Federal, Inc.	633,842	19,522,333
WSFS Financial Corp. (a)	458,962	22,851,718
		535,814,362
TOTAL COMMON STOCKS (Cost $3,470,941,704)		3,830,461,382
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	4,569,079	4,570,450
State Street Navigator Securities Lending Portfolio II (e) (f)	2,293,149	2,293,149
TOTAL SHORT-TERM INVESTMENTS (Cost $6,863,598)		6,863,599
TOTAL INVESTMENTS — 99.9% (Cost $3,477,805,302)		3,837,324,981
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		3,786,435
NET ASSETS — 100.0%		$3,841,111,416

(a)	All or a portion of the shares of the security are on loan at March 31, 2021.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,830,461,382	$—	$—	$3,830,461,382
Short-Term Investments	6,863,599	—	—	6,863,599
TOTAL INVESTMENTS	$3,837,324,981	$—	$—	$3,837,324,981
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,294,889	$1,295,407	$81,297,127	$78,020,949	$(315)	$(820)	4,569,079	$4,570,450	$—
State Street Navigator Securities Lending Portfolio II	812,668	812,668	231,125,494	229,645,013	—	—	2,293,149	2,293,149	1,817,833
Total		$2,108,075	$312,422,621	$307,665,962	$(315)	$(820)		$6,863,599	$1,817,833
See accompanying notes to schedule of investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
AbbVie, Inc. (a)	454,146	$49,147,680
ACADIA Pharmaceuticals, Inc. (a) (b)	1,817,664	46,895,731
Acceleron Pharma, Inc. (a) (b)	357,302	48,453,724
Achillion Pharmaceuticals, Inc. (a) (b)	51,865	75,464
Adverum Biotechnologies, Inc. (a) (b)	3,593,969	35,436,534
Agenus, Inc. (a) (b)	9,610,863	26,141,547
Agios Pharmaceuticals, Inc. (a) (b)	952,770	49,201,043
Akebia Therapeutics, Inc. (a) (b) (c)	13,615,231	46,087,557
Akero Therapeutics, Inc. (a) (b)	697,366	20,230,588
Albireo Pharma, Inc. (a) (b)	727,712	25,651,848
Aldeyra Therapeutics, Inc. (a) (b) (c)	2,402,324	28,539,609
Alector, Inc. (a) (b)	1,840,962	37,076,975
Alexion Pharmaceuticals, Inc. (b)	324,285	49,586,419
Alkermes PLC (a) (b)	2,530,958	47,278,295
Allakos, Inc. (a) (b)	396,425	45,501,661
Allogene Therapeutics, Inc. (a) (b)	1,277,415	45,092,749
Allovir, Inc. (a) (b)	1,099,670	25,732,278
Alnylam Pharmaceuticals, Inc. (a) (b)	345,642	48,801,194
Altimmune, Inc. (a) (b) (c)	2,932,628	41,438,034
ALX Oncology Holdings, Inc. (b)	637,121	46,981,303
Amgen, Inc. (a)	213,368	53,088,092
Amicus Therapeutics, Inc. (b)	4,559,477	45,047,633
AnaptysBio, Inc. (a) (b)	1,339,734	28,871,268
Anavex Life Sciences Corp. (a) (b)	1,755,127	26,239,149
Anika Therapeutics, Inc. (a) (b)	407,182	16,608,954
Annexon, Inc. (b)	351,042	9,773,009
Apellis Pharmaceuticals, Inc. (a) (b)	1,053,359	45,199,635
Applied Molecular Transport, Inc. (b)	179,252	7,888,881
Arcturus Therapeutics Holdings, Inc. (a) (b)	993,381	41,026,635
Arcus Biosciences, Inc. (a) (b)	1,348,480	37,865,318
Arcutis Biotherapeutics, Inc. (b)	615,209	17,797,996
Ardelyx, Inc. (a) (b)	2,457,608	16,269,365
Arena Pharmaceuticals, Inc. (b)	637,690	44,249,309
Security Description	Shares	Value
Arrowhead Pharmaceuticals, Inc. (b)	675,734	$44,807,922
Atara Biotherapeutics, Inc. (b)	2,908,453	41,765,385
Athenex, Inc. (a) (b) (c)	8,852,833	38,067,182
Athersys, Inc. (a) (b)	9,069,121	16,324,418
Atreca, Inc. Class A (a) (b)	663,948	10,178,323
Avidity Biosciences, Inc. (a) (b)	895,389	19,528,434
Avita Therapeutics, Inc. (a) (b)	432,102	8,564,262
Avrobio, Inc. (a) (b)	1,459,667	18,523,174
Beam Therapeutics, Inc. (a) (b)	499,388	39,971,016
BioCryst Pharmaceuticals, Inc. (a) (b)	3,888,500	39,546,045
Biogen, Inc. (a) (b)	184,735	51,679,616
Biohaven Pharmaceutical Holding Co., Ltd. (a) (b)	602,781	41,200,081
BioMarin Pharmaceutical, Inc. (a) (b)	640,208	48,342,106
Bioxcel Therapeutics, Inc. (a) (b)	1,046,052	45,147,604
Black Diamond Therapeutics, Inc. (a) (b)	1,496,809	36,312,586
Bluebird Bio, Inc. (a) (b)	1,515,613	45,695,732
Blueprint Medicines Corp. (a) (b)	457,832	44,515,005
Bridgebio Pharma, Inc. (a) (b)	692,829	42,678,266
C4 Therapeutics, Inc. (a) (b)	691,907	25,593,640
CareDx, Inc. (b)	727,740	49,551,817
Catalyst Pharmaceuticals, Inc. (a) (b) (c)	6,429,429	29,639,668
Celldex Therapeutics, Inc. (a) (b)	1,785,973	36,791,044
CEL-SCI Corp. (a) (b) (c)	2,136,307	32,493,229
Cerevel Therapeutics Holdings, Inc. (a) (b)	908,436	12,472,826
ChemoCentryx, Inc. (a) (b)	852,387	43,676,310
Chimerix, Inc. (b)	1,887,828	18,198,662
Clovis Oncology, Inc. (a) (b) (c)	8,274,604	58,087,720
Coherus Biosciences, Inc. (a) (b)	3,024,717	44,191,115
Constellation Pharmaceuticals, Inc. (a) (b)	1,636,752	38,283,629
Cortexyme, Inc. (a) (b)	787,370	28,368,941
Cue Biopharma, Inc. (a) (b)	875,477	10,680,819
Curis, Inc. (a) (b)	4,501,036	50,951,728
Cytokinetics, Inc. (a) (b)	2,153,833	50,098,156
CytomX Therapeutics, Inc. (a) (b)	2,399,591	18,548,838
Deciphera Pharmaceuticals, Inc. (a) (b)	1,139,844	51,110,605

See accompanying notes to schedule of investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Denali Therapeutics, Inc. (a) (b)	759,779	$43,383,381
Dermtech, Inc. (a) (b)	917,813	46,615,722
Dicerna Pharmaceuticals, Inc. (a) (b)	1,768,069	45,209,524
Dynavax Technologies Corp. (a) (b)	5,130,527	50,433,080
Eagle Pharmaceuticals, Inc. (a) (b)	450,838	18,817,978
Editas Medicine, Inc. (a) (b)	1,062,009	44,604,378
Emergent BioSolutions, Inc. (a) (b)	544,952	50,631,490
Enanta Pharmaceuticals, Inc. (a) (b)	503,690	24,841,991
Epizyme, Inc. (a) (b)	4,023,568	35,045,277
Esperion Therapeutics, Inc. (a) (b) (c)	1,619,970	45,440,158
Exact Sciences Corp. (a) (b)	382,567	50,414,679
Exelixis, Inc. (a) (b)	2,111,288	47,693,996
Fate Therapeutics, Inc. (a) (b)	522,940	43,116,403
FibroGen, Inc. (a) (b)	1,398,339	48,536,347
Five Prime Therapeutics, Inc. (b)	1,302,287	49,057,151
Flexion Therapeutics, Inc. (a) (b)	1,878,543	16,812,960
Forma Therapeutics Holdings, Inc. (a) (b)	1,399,864	39,224,189
Frequency Therapeutics, Inc. (a) (b)	913,644	8,679,618
G1 Therapeutics, Inc. (a) (b) (c)	2,104,961	50,645,362
Generation Bio Co. (a) (b)	1,414,390	40,253,539
Geron Corp. (a) (b)	11,413,580	18,033,456
Gilead Sciences, Inc.	798,435	51,602,854
Global Blood Therapeutics, Inc. (a) (b)	1,116,608	45,501,776
Gossamer Bio, Inc. (a) (b)	2,561,344	23,692,432
Halozyme Therapeutics, Inc. (a) (b)	1,107,727	46,181,139
Heron Therapeutics, Inc. (a) (b)	2,901,446	47,032,440
Humanigen, Inc. (a) (b) (c)	3,058,537	58,418,057
IGM Biosciences, Inc. (a) (b)	559,601	42,915,801
ImmunityBio, Inc. (a) (b)	1,609,420	38,207,631
ImmunoGen, Inc. (b)	5,572,712	45,138,967
Immunovant, Inc. (a) (b)	2,892,923	46,402,485
Incyte Corp. (b)	622,103	50,558,311
Inovio Pharmaceuticals, Inc. (a) (b)	4,681,004	43,439,717
Insmed, Inc. (b)	1,256,748	42,804,837
Intellia Therapeutics, Inc. (a) (b)	750,172	60,205,054
Intercept Pharmaceuticals, Inc. (a) (b) (c)	2,339,471	53,994,991
Invitae Corp. (a) (b)	1,151,064	43,982,155
Security Description	Shares	Value
Ionis Pharmaceuticals, Inc. (a) (b)	927,589	$41,704,401
Iovance Biotherapeutics, Inc. (a) (b)	1,416,874	44,858,231
Ironwood Pharmaceuticals, Inc. (a) (b)	4,343,922	48,565,048
iTeos Therapeutics, Inc. (a) (b)	401,666	13,728,944
IVERIC bio, Inc. (a) (b)	2,326,042	14,374,940
Kadmon Holdings, Inc. (a) (b) (c)	9,823,522	38,213,501
KalVista Pharmaceuticals, Inc. (b)	269,904	6,933,834
Karuna Therapeutics, Inc. (a) (b)	411,478	49,472,000
Karyopharm Therapeutics, Inc. (a) (b) (c)	3,992,683	42,003,025
Keros Therapeutics, Inc. (a) (b)	501,946	30,894,776
Kiniksa Pharmaceuticals Ltd. Class A (a) (b)	949,986	17,584,241
Kodiak Sciences, Inc. (a) (b)	387,045	43,887,033
Krystal Biotech, Inc. (a) (b)	383,012	29,507,244
Kura Oncology, Inc. (a) (b)	1,666,161	47,102,371
Kymera Therapeutics, Inc. (b)	764,341	29,702,291
Ligand Pharmaceuticals, Inc. (a) (b)	298,218	45,463,334
MacroGenics, Inc. (a) (b)	1,628,092	51,854,730
Madrigal Pharmaceuticals, Inc. (b)	417,060	48,783,508
MannKind Corp. (a) (b)	12,443,317	48,777,803
Mersana Therapeutics, Inc. (a) (b)	2,730,651	44,181,933
Mirati Therapeutics, Inc. (b)	258,668	44,309,828
Moderna, Inc. (a) (b)	358,754	46,978,836
Myriad Genetics, Inc. (a) (b)	1,583,515	48,218,032
Natera, Inc. (a) (b)	472,432	47,970,745
Neoleukin Therapeutics, Inc. (a) (b)	1,030,901	12,690,391
Neurocrine Biosciences, Inc. (a) (b)	506,384	49,245,844
Nkarta, Inc. (a) (b)	901,441	29,657,409
Novavax, Inc. (b)	242,380	43,945,918
Nurix Therapeutics, Inc. (a) (b)	1,000,526	31,106,353
Ocugen, Inc. (a) (b)	4,915,135	33,373,767
OPKO Health, Inc. (a) (b)	11,070,066	47,490,583
ORIC Pharmaceuticals, Inc. (a) (b)	993,776	24,347,512
Passage Bio, Inc. (a) (b)	1,339,416	23,412,992
PMV Pharmaceuticals, Inc. (b)	390,538	12,844,795
Praxis Precision Medicines, Inc. (b)	554,565	18,167,549
Precigen, Inc. (a) (b)	5,485,571	37,795,584

See accompanying notes to schedule of investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Precision BioSciences, Inc. (a) (b) (c)	4,172,825	$43,188,739
Prelude Therapeutics, Inc. (b)	714,768	30,970,897
Protagonist Therapeutics, Inc. (a) (b)	1,120,936	29,032,242
Prothena Corp. PLC (a) (b)	605,989	15,222,444
PTC Therapeutics, Inc. (a) (b)	840,882	39,815,763
Puma Biotechnology, Inc. (a) (b)	1,736,517	16,878,945
Radius Health, Inc. (a) (b)	1,295,282	27,019,583
Regeneron Pharmaceuticals, Inc. (a) (b)	104,278	49,338,093
REGENXBIO, Inc. (a) (b)	1,205,553	41,121,413
Relay Therapeutics, Inc. (b)	1,250,950	43,245,341
Replimenu Group, Inc. (a) (b)	1,446,006	44,117,643
REVOLUTION Medicines, Inc. (a) (b)	1,033,255	47,405,739
Rhythm Pharmaceuticals, Inc. (a) (b)	1,794,888	38,177,268
Rigel Pharmaceuticals, Inc. (a) (b) (c)	9,226,310	31,553,980
Rocket Pharmaceuticals, Inc. (a) (b)	916,680	40,673,092
Sage Therapeutics, Inc. (a) (b)	624,335	46,731,475
Sangamo Therapeutics, Inc. (a) (b)	4,259,135	53,366,962
Sarepta Therapeutics, Inc. (a) (b)	568,392	42,362,256
Scholar Rock Holding Corp. (a) (b)	718,391	36,393,688
Seagen, Inc. (b)	326,137	45,287,384
Seres Therapeutics, Inc. (a) (b)	2,299,961	47,356,197
Shattuck Labs, Inc. (b)	548,112	16,026,795
Sorrento Therapeutics, Inc. (a) (b)	4,795,142	39,655,824
Spectrum Pharmaceuticals, Inc. (a) (b) (c)	8,618,634	28,096,747
Spero Therapeutics, Inc. (a) (b)	1,017,337	14,975,201
SpringWorks Therapeutics, Inc. (a) (b)	626,114	46,063,207
Stoke Therapeutics, Inc. (a) (b)	513,731	19,953,312
Sutro Biopharma, Inc. (a) (b)	2,025,570	46,101,973
Syndax Pharmaceuticals, Inc. (a) (b)	2,145,381	47,970,719
TCR2 Therapeutics, Inc. (a) (b)	1,702,495	37,591,090
TG Therapeutics, Inc. (a) (b)	986,395	47,544,239
Translate Bio, Inc. (a) (b)	1,997,963	32,946,410
Security Description	Shares	Value
Travere Therapeutics, Inc. (a) (b)	1,443,746	$36,050,338
Turning Point Therapeutics, Inc. (b)	428,902	40,569,840
Twist Bioscience Corp. (a) (b)	347,651	43,060,053
Ultragenyx Pharmaceutical, Inc. (a) (b)	387,103	44,075,548
uniQure NV (a) (b)	1,447,324	48,760,346
United Therapeutics Corp. (b)	308,153	51,544,752
Vanda Pharmaceuticals, Inc. (a) (b)	1,442,732	21,669,835
Vaxart, Inc. (a) (b) (c)	7,292,366	44,118,814
Vaxcyte, Inc. (a) (b)	1,339,337	26,451,906
VBI Vaccines, Inc. (a) (b) (c)	15,217,067	47,325,078
Veracyte, Inc. (a) (b)	936,601	50,342,304
Vericel Corp. (b)	1,052,906	58,488,928
Vertex Pharmaceuticals, Inc. (b)	229,353	49,285,666
Viking Therapeutics, Inc. (a) (b) (c)	5,133,200	32,467,490
Vir Biotechnology, Inc. (a) (b)	930,543	47,708,940
Xencor, Inc. (a) (b)	889,860	38,317,372
Y-mAbs Therapeutics, Inc. (a) (b)	1,141,657	34,523,708
Zentalis Pharmaceuticals, Inc. (a) (b)	966,522	41,937,390
ZIOPHARM Oncology, Inc. (a) (b)	7,949,192	28,617,091
TOTAL COMMON STOCKS (Cost $8,237,704,463)		7,203,080,093
SHORT-TERM INVESTMENTS — 17.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (d) (e)	5,836,157	5,837,908
State Street Navigator Securities Lending Portfolio II (f) (g)	1,241,301,273	1,241,301,273
TOTAL SHORT-TERM INVESTMENTS (Cost $1,247,139,071)		1,247,139,181
TOTAL INVESTMENTS — 117.2% (Cost $9,484,843,534)		8,450,219,274
LIABILITIES IN EXCESS OF OTHER ASSETS — (17.2)%		(1,242,673,135)
NET ASSETS — 100.0%		$7,207,546,139
(a)	All or a portion of the shares of the security are on loan at March 31, 2021.

See accompanying notes to schedule of investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

(b)	Non-income producing security.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,203,004,629	$75,464	$—	$7,203,080,093
Short-Term Investments	1,247,139,181	—	—	1,247,139,181
TOTAL INVESTMENTS	$8,450,143,810	$75,464	$—	$8,450,219,274
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
Akebia Therapeutics, Inc.	2,380,450	$32,326,511	$132,984,630	$104,378,806	$(12,239,232)	$(2,605,546)	13,615,231	$46,087,557	$—
Aldeyra Therapeutics, Inc.	—	—	31,025,998	2,299,798	(48,562)	(138,029)	2,402,324	28,539,609	—
Altimmune, Inc.	—	—	51,423,868	3,474,913	(102,691)	(6,408,230)	2,932,628	41,438,034	—
Arcturus Therapeutics Holdings, Inc.	—	—	178,411,268	176,996,780	59,559,752	—*	—	—*	—
Athenex, Inc.	1,116,296	15,360,233	75,574,813	30,485,657	57,293	(22,439,500)	8,852,833	38,067,182	—
BioCryst Pharmaceuticals, Inc.	12,358,764	58,889,511	142,845,642	243,979,490	79,860,154	—*	—	—*	—
Bioxcel Therapeutics, Inc.	774,443	41,053,223	133,333,436	116,886,504	(3,534,823)	—*	—	—*	—
Cardiff Oncology, Inc.	—	—	78,525,634	52,666,715	(25,858,919)	—*	—	—*	—
Catalyst Pharmaceuticals, Inc.	4,713,118	21,774,605	50,572,998	42,067,450	(2,468,345)	1,827,860	6,429,429	29,639,668	—
CEL-SCI Corp.	1,887,669	28,164,022	57,924,579	51,837,976	4,225,100	(5,982,496)	2,136,307	32,493,229	—
Clovis Oncology, Inc.	7,843,117	52,941,040	137,418,148	146,319,819	60,351	13,988,000	8,274,604	58,087,720	—
Corbus Pharmaceuticals Holdings, Inc.	1,770,830	14,857,264	47,522,540	44,655,157	(16,598,235)	—*	—	—*	—
Dynavax Technologies Corp.	3,263,799	28,949,897	134,827,518	143,735,788	18,338,084	—*	—	—*	—
Esperion Therapeutics, Inc.	1,219,434	62,569,159	114,549,487	101,479,505	(13,725,431)	(16,473,552)	1,619,970	45,440,158	—
G1 Therapeutics, Inc.	661,220	16,041,197	79,393,172	55,659,942	6,754,517	4,116,418	2,104,961	50,645,362	—
Humanigen, Inc.	—	—	50,903,939	4,136,681	382,321	11,268,478	3,058,537	58,418,057	—
Intercept Pharmaceuticals, Inc.	705,260	33,789,007	130,351,940	76,382,722	1,515,321	(35,278,555)	2,339,471	53,994,991	—
Kadmon Holdings, Inc.	4,109,509	21,040,686	68,631,224	44,170,807	1,158,749	(8,446,351)	9,823,522	38,213,501	—
Karyopharm Therapeutics, Inc.	3,174,804	60,130,788	117,176,173	104,309,407	(7,084,459)	(23,910,070)	3,992,683	42,003,025	—
Precision BioSciences, Inc.	—	—	57,797,581	16,489,444	4,208,360	(2,327,758)	4,172,825	43,188,739	—
Puma Biotechnology, Inc.	2,718,389	28,352,797	47,461,716	58,684,435	(3,812,216)	—*	—	—*	—
Rigel Pharmaceuticals, Inc.	—	—	64,781,726	38,345,861	8,590,048	(3,471,933)	9,226,310	31,553,980	—
Spectrum Pharmaceuticals, Inc.	3,081,655	10,415,994	53,448,364	32,071,238	(3,487,522)	(208,851)	8,618,634	28,096,747	—
State Street Institutional Liquid Reserves Fund, Premier Class	6,399,493	6,402,053	227,951,448	228,514,935	(711)	53	5,836,157	5,837,908	5,961
State Street Navigator Securities Lending Portfolio II	857,417,617	857,417,617	4,560,824,293	4,176,940,637	—	—	1,241,301,273	1,241,301,273	24,198,061
Translate Bio, Inc.	890,020	15,949,158	136,168,977	146,152,180	38,671,797	—*	—	—*	—
Vaxart, Inc.	—	—	117,575,249	58,298,107	(6,038,340)	(9,119,988)	7,292,366	44,118,814	—
VBI Vaccines, Inc.	—	—	146,306,822	94,381,559	1,999,764	(6,599,949)	15,217,067	47,325,078	—
Viking Therapeutics, Inc.	2,913,435	21,005,866	61,334,288	47,021,071	(5,777,870)	2,926,277	5,133,200	32,467,490	—
Total		$1,427,430,628	$7,287,047,471	$6,442,823,384	$124,604,255	$(109,283,722)		$2,036,958,122	$24,204,022
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended March 31, 2021.
*	As of March 31, 2021, no longer an affiliate.
See accompanying notes to schedule of investments.

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 47.5%
Affiliated Managers Group, Inc.	9,266	$1,380,912
Ameriprise Financial, Inc.	5,972	1,388,191
Apollo Global Management, Inc.	28,140	1,322,861
Ares Management Corp. Class A	24,379	1,365,955
Artisan Partners Asset Management, Inc. Class A	26,950	1,405,982
Assetmark Financial Holdings, Inc. (a)	12,202	284,795
Bank of New York Mellon Corp.	28,862	1,364,884
BlackRock, Inc.	1,889	1,424,230
Blackstone Group, Inc. Class A	18,078	1,347,353
Blucora, Inc. (a)	44,234	736,054
Brightsphere Investment Group, Inc.	58,102	1,184,119
Carlyle Group, Inc.	36,837	1,354,128
Cohen & Steers, Inc.	16,836	1,099,896
Diamond Hill Investment Group, Inc.	1,536	239,631
Federated Hermes, Inc.	43,434	1,359,484
Focus Financial Partners, Inc. Class A (a)	28,640	1,191,997
Franklin Resources, Inc.	46,718	1,382,853
Hamilton Lane, Inc. Class A	15,462	1,369,315
Invesco, Ltd.	52,624	1,327,177
Janus Henderson Group PLC	42,180	1,313,907
KKR & Co., Inc.	27,808	1,358,421
Northern Trust Corp.	13,215	1,389,029
SEI Investments Co.	22,338	1,361,054
State Street Corp. (b)	16,116	1,353,905
StepStone Group, Inc. Class A	35,035	1,235,684
T Rowe Price Group, Inc.	7,753	1,330,415
Virtus Investment Partners, Inc.	5,217	1,228,604
Waddell & Reed Financial, Inc. Class A	53,655	1,344,058
WisdomTree Investments, Inc.	97,026	606,413
		35,051,307
FINANCIAL EXCHANGES & DATA — 22.3%
Cboe Global Markets, Inc.	12,966	1,279,615
CME Group, Inc.	6,469	1,321,164
Donnelley Financial Solutions, Inc. (a)	20,740	577,194
FactSet Research Systems, Inc.	4,351	1,342,675
Intercontinental Exchange, Inc.	11,732	1,310,230
MarketAxess Holdings, Inc.	2,594	1,291,604
Moody's Corp.	4,618	1,378,981
Morningstar, Inc.	5,541	1,246,947
MSCI, Inc.	3,248	1,361,821
Nasdaq, Inc.	9,326	1,375,212
Open Lending Corp. Class A (a)	33,790	1,196,842
Security Description	Shares	Value
S&P Global, Inc.	3,897	$1,375,134
Tradeweb Markets, Inc. Class A	18,243	1,349,982
		16,407,401
INVESTMENT BANKING & BROKERAGE — 30.0%
B. Riley Financial, Inc.	16,785	946,338
BGC Partners, Inc. Class A	296,052	1,429,931
Charles Schwab Corp.	19,999	1,303,535
Cowen, Inc. Class A	34,096	1,198,474
Evercore, Inc. Class A	9,606	1,265,494
Goldman Sachs Group, Inc.	3,861	1,262,547
Houlihan Lokey, Inc.	19,817	1,318,029
Interactive Brokers Group, Inc. Class A	17,073	1,247,012
Lazard, Ltd. Class A	30,855	1,342,501
LPL Financial Holdings, Inc.	9,392	1,335,167
Moelis & Co. Class A	23,773	1,304,662
Morgan Stanley	16,041	1,245,744
Piper Sandler Cos.	8,008	878,077
PJT Partners, Inc. Class A	18,597	1,258,087
Raymond James Financial, Inc.	11,298	1,384,683
Stifel Financial Corp.	20,124	1,289,144
StoneX Group, Inc. (a)	10,299	673,349
Virtu Financial, Inc. Class A	45,498	1,412,713
		22,095,487
TOTAL COMMON STOCKS (Cost $66,033,172)		73,554,195
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d) (Cost $151,287)	151,243	151,288
TOTAL INVESTMENTS — 100.0% (Cost $66,184,459)		73,705,483
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(e)		19,180
NET ASSETS — 100.0%		$73,724,663
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	Amount shown represents less than 0.05% of net assets.

See accompanying notes to schedule of investments.

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$73,554,195	$—	$—	$73,554,195
Short-Term Investment	151,288	—	—	151,288
TOTAL INVESTMENTS	$73,705,483	$—	$—	$73,705,483
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Corp.	6,641	$422,036	$2,003,708	$1,351,308	$(4,376)	$283,845	16,116	$1,353,905	$18,602
State Street Institutional Liquid Reserves Fund, Premier Class	46,213	46,232	2,193,657	2,088,589	4	(16)	151,243	151,288	68
State Street Navigator Securities Lending Portfolio II	335,668	335,668	4,251,392	4,587,060	—	—	—	—	337
Total		$803,936	$8,448,757	$8,026,957	$(4,372)	$283,829		$1,505,193	$19,007
See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.2%
General Dynamics Corp.	1,238,195	$224,806,684
AIR FREIGHT & LOGISTICS — 1.2%
C.H. Robinson Worldwide, Inc.	1,421,671	135,670,064
Expeditors International of Washington, Inc.	750,254	80,794,853
		216,464,917
BANKS — 8.2%
Bank OZK (a)	5,698,730	232,793,120
Commerce Bancshares, Inc.	1,515,619	116,111,572
Community Bank System, Inc. (a)	1,545,932	118,603,903
Cullen/Frost Bankers, Inc. (a)	2,184,274	237,561,640
People's United Financial, Inc. (b)	25,335,201	453,500,098
Prosperity Bancshares, Inc.	2,573,504	192,729,715
United Bankshares, Inc. (a)	4,431,225	170,956,660
		1,522,256,708
BEVERAGES — 2.4%
Brown-Forman Corp. Class B	801,554	55,283,180
Coca-Cola Co.	3,945,656	207,975,528
PepsiCo, Inc.	1,281,703	181,296,889
		444,555,597
BIOTECHNOLOGY — 1.7%
AbbVie, Inc.	2,850,697	308,502,429
BUILDING PRODUCTS — 0.8%
A.O. Smith Corp.	2,101,300	142,068,893
CAPITAL MARKETS — 3.7%
FactSet Research Systems, Inc.	187,376	57,822,360
Franklin Resources, Inc. (a)	10,924,278	323,358,629
S&P Global, Inc.	168,082	59,311,095
SEI Investments Co.	1,402,243	85,438,666
T Rowe Price Group, Inc.	973,916	167,123,986
		693,054,736
CHEMICALS — 4.2%
Air Products & Chemicals, Inc.	442,547	124,506,173
Albemarle Corp.	384,491	56,177,980
Ecolab, Inc.	267,365	57,234,825
HB Fuller Co. (a)	1,520,088	95,628,736
Linde PLC	374,333	104,865,647
PPG Industries, Inc.	695,225	104,464,508
RPM International, Inc.	1,231,695	113,131,186
Sherwin-Williams Co.	63,720	47,025,997
Stepan Co.	532,788	67,722,683
		770,757,735
COMMERCIAL SERVICES & SUPPLIES — 2.0%
ABM Industries, Inc.	2,810,355	143,356,209
Brady Corp. Class A	2,133,534	114,037,392
Cintas Corp.	158,205	53,996,949
Security Description	Shares	Value
MSA Safety, Inc. (a)	454,013	$68,111,030
		379,501,580
CONTAINERS & PACKAGING — 2.9%
Amcor PLC	23,095,435	269,754,681
AptarGroup, Inc.	488,781	69,245,604
Sonoco Products Co.	3,067,280	194,158,824
		533,159,109
DISTRIBUTORS — 1.2%
Genuine Parts Co.	1,980,599	228,937,438
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc.	16,145,505	488,724,436
ELECTRIC UTILITIES — 1.5%
Eversource Energy	1,947,067	168,596,531
NextEra Energy, Inc.	1,401,121	105,938,759
		274,535,290
ELECTRICAL EQUIPMENT — 0.9%
Emerson Electric Co.	1,933,667	174,455,437
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Badger Meter, Inc.	489,293	45,538,500
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.9%
Essex Property Trust, Inc. REIT	919,856	250,053,655
Federal Realty Investment Trust REIT	3,599,718	365,191,391
National Retail Properties, Inc. REIT	8,050,203	354,772,446
Realty Income Corp. REIT	4,839,292	307,295,042
		1,277,312,534
FOOD & STAPLES RETAILING — 3.5%
Casey's General Stores, Inc.	246,445	53,278,944
Sysco Corp.	2,089,758	164,547,545
Walmart, Inc.	655,147	88,988,617
Walgreens Boots Alliance, Inc. (a)	6,322,304	347,094,490
		653,909,596
FOOD PRODUCTS — 4.1%
Archer-Daniels-Midland Co.	3,494,637	199,194,309
Hormel Foods Corp. (a)	2,962,305	141,538,933
J.M. Smucker Co. (a)	1,743,988	220,666,802
Lancaster Colony Corp.	598,828	105,010,478
McCormick & Co., Inc.	1,001,584	89,301,229
		755,711,751
GAS UTILITIES — 5.4%
Atmos Energy Corp.	1,881,322	185,968,680
National Fuel Gas Co. (a)	3,784,854	189,204,851
New Jersey Resources Corp. (a)	4,403,373	175,562,482
South Jersey Industries, Inc. (a) (b)	7,795,960	176,032,777

See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
UGI Corp.	6,497,132	$266,447,383
		993,216,173
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Abbott Laboratories	932,133	111,706,818
Becton Dickinson and Co.	328,073	79,770,950
Medtronic PLC	1,086,881	128,393,252
West Pharmaceutical Services, Inc.	51,811	14,599,304
		334,470,324
HEALTH CARE PROVIDERS & SERVICES — 1.4%
Cardinal Health, Inc.	4,192,323	254,683,622
HOTELS, RESTAURANTS & LEISURE — 0.9%
McDonald's Corp.	720,993	161,603,371
HOUSEHOLD DURABLES — 1.3%
Leggett & Platt, Inc. (a)	5,234,968	238,976,289
HOUSEHOLD PRODUCTS — 3.8%
Church & Dwight Co., Inc.	829,100	72,421,885
Clorox Co. (a)	695,251	134,100,013
Colgate-Palmolive Co.	1,699,603	133,979,704
Kimberly-Clark Corp.	1,555,720	216,322,866
Procter & Gamble Co.	1,129,913	153,024,118
		709,848,586
INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	1,278,187	246,281,071
Carlisle Cos., Inc.	564,535	92,911,170
Roper Technologies, Inc.	81,367	32,818,566
		372,010,807
INSURANCE — 5.7%
Aflac, Inc.	4,132,847	211,519,110
Brown & Brown, Inc.	1,077,720	49,262,581
Chubb, Ltd.	850,270	134,317,152
Cincinnati Financial Corp.	2,012,660	207,485,119
Old Republic International Corp.	14,970,838	326,963,102
RenaissanceRe Holdings, Ltd.	348,365	55,825,491
RLI Corp.	589,956	65,821,391
		1,051,193,946
IT SERVICES — 2.9%
Automatic Data Processing, Inc.	845,365	159,325,942
International Business Machines Corp.	2,828,404	376,913,117
		536,239,059
LEISURE EQUIPMENT & PRODUCTS — 1.0%
Polaris, Inc.	1,380,523	184,299,821
MACHINERY — 5.6%
Caterpillar, Inc.	762,732	176,854,669
Donaldson Co., Inc.	1,610,699	93,678,254
Dover Corp.	812,318	111,393,167
Security Description	Shares	Value
Franklin Electric Co., Inc.	783,842	$61,876,488
Graco, Inc.	876,343	62,763,686
Illinois Tool Works, Inc.	709,203	157,102,649
Lincoln Electric Holdings, Inc. (a)	907,079	111,516,292
Nordson Corp.	258,686	51,395,734
Pentair PLC	1,675,688	104,428,876
Stanley Black & Decker, Inc.	572,602	114,331,441
		1,045,341,256
MEDIA — 0.6%
John Wiley & Sons, Inc. Class A (a)	1,925,511	104,362,696
METALS & MINING — 1.5%
Nucor Corp.	3,573,817	286,870,291
MULTI-UTILITIES — 4.1%
Black Hills Corp. (a) (b)	3,439,037	229,624,500
Consolidated Edison, Inc.	4,004,873	299,564,501
MDU Resources Group, Inc.	7,445,264	235,344,795
		764,533,796
MULTILINE RETAIL — 0.6%
Target Corp.	521,493	103,292,119
OIL, GAS & CONSUMABLE FUELS — 5.8%
Chevron Corp.	4,261,502	446,562,794
Exxon Mobil Corp.	11,387,931	635,788,188
		1,082,350,982
PHARMACEUTICALS — 0.9%
Johnson & Johnson	1,012,738	166,443,490
SPECIALTY RETAIL — 0.6%
Lowe's Cos., Inc.	554,692	105,491,325
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
VF Corp.	1,735,701	138,717,224
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Fastenal Co.	2,732,152	137,372,603
W.W. Grainger, Inc.	243,678	97,697,820
		235,070,423
WATER UTILITIES — 1.8%
American States Water Co.	1,339,214	101,271,363
California Water Service Group (a)	1,638,832	92,331,795
Essential Utilities, Inc. (a)	2,984,342	133,549,305
		327,152,463
WIRELESS TELECOMMUNICATION SERVICES — 0.8%
Telephone & Data Systems, Inc. (b)	6,581,371	151,108,278
TOTAL COMMON STOCKS (Cost $15,636,164,700)		18,481,529,711

See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	13,632,672	$13,636,762
State Street Navigator Securities Lending Portfolio II (e) (f)	234,814,920	234,814,920
TOTAL SHORT-TERM INVESTMENTS (Cost $248,451,682)		248,451,682
TOTAL INVESTMENTS — 101.1% (Cost $15,884,616,382)		18,729,981,393
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(197,601,274)
NET ASSETS — 100.0%		$18,532,380,119

(a)	All or a portion of the shares of the security are on loan at March 31, 2021.
(b)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,481,529,711	$—	$—	$18,481,529,711
Short-Term Investments	248,451,682	—	—	248,451,682
TOTAL INVESTMENTS	$18,729,981,393	$—	$—	$18,729,981,393
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
ABM Industries, Inc.	3,496,319	$126,916,380	$36,781,133	$60,685,064	$325,195	$—*	—	$—*	$2,262,603
Bank OZK	11,770,632	276,256,733	78,197,697	234,213,282	(31,371,422)	—*	—	—*	7,491,558
Black Hills Corp.	2,026,321	114,811,348	110,335,561	27,353,775	988,135	30,843,231	3,439,037	229,624,500	5,261,574
Cullen/Frost Bankers, Inc.	3,189,184	238,263,937	78,921,468	161,453,667	10,889,046	—*	—	—*	5,326,286
Federal Realty Investment Trust	3,029,246	258,122,052	122,810,711	85,488,327	(3,472,057)	—*	—	—*	11,392,994
HB Fuller Co.	2,718,062	121,225,565	28,599,136	82,428,611	11,165,342	—*	—	—*	936,690
John Wiley & Sons, Inc.	2,676,536	104,384,904	38,760,567	65,641,708	(15,096,600)	—*	—	—*	2,742,896
Leggett & Platt, Inc.	7,856,841	276,167,961	94,924,100	202,334,344	17,875,458	—*	—	—*	6,339,911
National Fuel Gas Co.	4,312,353	180,816,961	72,014,156	92,519,911	(9,041,229)	—*	—	—*	5,739,829
National Retail Properties, Inc.	8,332,186	295,625,959	104,029,751	116,582,685	(10,693,628)	—*	—	—*	14,079,153
New Jersey Resources Corp.	4,313,668	140,841,260	57,041,824	50,441,660	(14,570,641)	—*	—	—*	4,442,395
Northwest Natural Holding Co.	1,853,023	103,380,153	22,993,926	109,698,653	(44,085,258)	—*	—	—*	2,591,168
nVent Electric PLC	9,090,838	170,271,396	61,968,303	263,058,080	(20,840,310)	—*	—	—*	4,315,631
People's United Financial, Inc.	21,697,953	251,045,316	182,061,293	156,828,352	16,280,194	160,941,647	25,335,201	453,500,098	14,999,832
Polaris, Inc.	3,164,816	292,903,721	68,510,468	255,012,748	64,229,544	—*	—	—*	2,612,219
South Jersey Industries, Inc.	6,542,373	163,493,901	95,963,879	72,972,363	972,026	(11,424,666)	7,795,960	176,032,777	7,365,911
State Street Institutional Liquid Reserves Fund, Premier Class	16,175,997	16,182,467	687,296,218	689,840,506	10,855	(12,272)	13,632,672	13,636,762	32,373
State Street Navigator Securities Lending Portfolio II	160,240,114	160,240,114	1,325,343,578	1,250,768,772	—	—	234,814,920	234,814,920	116,847
Telephone & Data Systems, Inc.	7,119,547	141,536,594	43,428,269	53,014,424	(23,246,751)	42,404,590	6,581,371	151,108,278	3,282,184
United Bankshares, Inc.	6,311,500	174,576,090	58,318,161	103,460,900	(33,556,658)	—*	—	—*	5,259,332
Total		$3,607,062,812	$3,368,300,199	$4,133,797,832	$(83,238,759)	$222,752,530		$1,258,717,335	$106,591,386

See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended March 31, 2021.
*	As of March 31, 2021, no longer an affiliate.
See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE EQUIPMENT — 71.1%
Abbott Laboratories	79,634	$9,543,338
ABIOMED, Inc. (a)	30,619	9,759,194
Alphatec Holdings, Inc. (a)	554,535	8,756,108
AngioDynamics, Inc. (a)	375,471	8,786,021
Aspira Women's Health, Inc. (a)	835,617	5,640,415
AtriCure, Inc. (a)	141,225	9,253,062
AxoGen, Inc. (a)	313,460	6,350,700
Axonics Modulation Technologies, Inc. (a) (b)	159,910	9,577,010
Baxter International, Inc.	119,216	10,054,677
Becton Dickinson and Co.	39,011	9,485,525
Boston Scientific Corp. (a)	239,229	9,246,201
Cantel Medical Corp. (a)	120,218	9,598,205
Cardiovascular Systems, Inc. (a)	221,708	8,500,285
CONMED Corp.	74,526	9,732,350
CryoLife, Inc. (a)	268,129	6,054,353
CryoPort, Inc. (a) (b)	162,001	8,425,672
Cutera, Inc. (a)	167,651	5,037,912
Danaher Corp.	43,291	9,743,938
DexCom, Inc. (a)	25,981	9,337,312
Eargo, Inc. (a)	158,601	7,922,120
Edwards Lifesciences Corp. (a)	113,245	9,471,812
Envista Holdings Corp. (a)	228,075	9,305,460
GenMark Diagnostics, Inc. (a)	502,379	12,006,858
Glaukos Corp. (a) (b)	104,605	8,779,498
Globus Medical, Inc. Class A (a)	148,846	9,179,333
Heska Corp. (a)	49,704	8,373,136
Hill-Rom Holdings, Inc.	85,673	9,465,153
Hologic, Inc. (a)	131,310	9,766,838
IDEXX Laboratories, Inc. (a)	18,671	9,135,907
Inari Medical, Inc. (a) (b)	80,016	8,561,712
Inogen, Inc. (a)	180,047	9,456,068
Insulet Corp. (a)	35,490	9,260,051
Integer Holdings Corp. (a)	97,148	8,947,331
Integra LifeSciences Holdings Corp. (a)	136,476	9,429,127
Intersect ENT, Inc. (a)	317,628	6,632,073
Intuitive Surgical, Inc. (a)	12,664	9,357,936
iRhythm Technologies, Inc. (a)	65,859	9,145,181
LeMaitre Vascular, Inc.	157,186	7,667,533
LivaNova PLC (a)	119,139	8,784,118
Masimo Corp. (a)	40,339	9,264,255
Medtronic PLC	78,224	9,240,601
Mesa Laboratories, Inc.	34,902	8,498,637
Natus Medical, Inc. (a)	239,123	6,123,940
Nevro Corp. (a)	62,536	8,723,772
Novocure, Ltd. (a)	67,206	8,883,289
NuVasive, Inc. (a)	142,678	9,353,970
Orthofix Medical, Inc. (a)	115,139	4,991,276
Outset Medical, Inc. (a)	181,844	9,890,495
Security Description	Shares	Value
Penumbra, Inc. (a)	33,342	$9,021,678
ResMed, Inc.	50,205	9,740,774
Shockwave Medical, Inc. (a)	82,827	10,789,045
STERIS PLC	50,496	9,618,478
Stryker Corp.	38,604	9,403,162
Surmodics, Inc. (a)	50,878	2,852,729
Tactile Systems Technology, Inc. (a)	181,808	9,906,718
Tandem Diabetes Care, Inc. (a)	105,206	9,284,429
Teleflex, Inc.	21,948	9,118,516
TransMedics Group, Inc. (a) (b)	120,528	5,000,707
Vapotherm, Inc. (a) (b)	353,520	8,491,550
Varex Imaging Corp. (a)	347,663	7,123,615
Varian Medical Systems, Inc. (a)	52,743	9,310,722
ViewRay, Inc. (a)	1,948,431	8,475,675
Zimmer Biomet Holdings, Inc.	56,962	9,118,477
		545,756,033
HEALTH CARE SUPPLIES — 28.8%
Align Technology, Inc. (a)	17,327	9,383,090
Antares Pharma, Inc. (a) (b)	1,698,396	6,980,408
Atrion Corp.	10,083	6,466,329
Avanos Medical, Inc. (a)	192,702	8,428,785
BioLife Solutions, Inc. (a)	244,773	8,811,828
Cerus Corp. (a) (b)	1,454,462	8,741,317
Cooper Cos., Inc.	24,693	9,484,334
DENTSPLY SIRONA, Inc.	147,806	9,431,501
Haemonetics Corp. (a)	79,119	8,783,000
ICU Medical, Inc. (a)	45,586	9,365,188
Lantheus Holdings, Inc. (a)	472,979	10,107,561
Meridian Bioscience, Inc. (a)	391,161	10,267,976
Merit Medical Systems, Inc. (a)	155,954	9,338,526
Neogen Corp. (a)	109,612	9,743,411
OraSure Technologies, Inc. (a)	824,668	9,623,876
OrthoPediatrics Corp. (a) (b)	201,650	9,830,437
Pulmonx Corp. (a)	153,772	7,033,531
Quidel Corp. (a)	68,242	8,730,199
Quotient, Ltd. (a) (b)	1,589,200	5,848,256
Senseonics Holdings, Inc. (a) (b)	2,931,865	7,740,124
SI-BONE, Inc. (a)	296,082	9,418,368
Silk Road Medical, Inc. (a)	175,822	8,905,384
SmileDirectClub, Inc. (a) (b)	784,967	8,093,010
STAAR Surgical Co. (a)	102,832	10,839,521
West Pharmaceutical Services, Inc.	33,905	9,553,751
		220,949,711
TOTAL COMMON STOCKS (Cost $672,031,352)		766,705,744
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	510,087	510,241

See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	20,652,355	$20,652,355
TOTAL SHORT-TERM INVESTMENTS (Cost $21,162,595)		21,162,596
TOTAL INVESTMENTS — 102.7% (Cost $693,193,947)		787,868,340
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(20,717,013)
NET ASSETS — 100.0%		$767,151,327

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$766,705,744	$—	$—	$766,705,744
Short-Term Investments	21,162,596	—	—	21,162,596
TOTAL INVESTMENTS	$787,868,340	$—	$—	$787,868,340
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	573,200	$573,429	$3,149,469	$3,212,597	$(25)	$(35)	510,087	$510,241	$304
State Street Navigator Securities Lending Portfolio II	31,250,159	31,250,159	181,242,778	191,840,582	—	—	20,652,355	20,652,355	154,749
Total		$31,823,588	$184,392,247	$195,053,179	$(25)	$(35)		$21,162,596	$155,053
See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE SERVICES — 43.5%
1Life Healthcare, Inc. (a) (b)	63,221	$2,470,677
Accolade, Inc. (a)	59,346	2,692,528
Addus HomeCare Corp. (a)	25,699	2,687,858
Amedisys, Inc. (a)	10,254	2,715,157
AMN Healthcare Services, Inc. (a)	35,029	2,581,637
Castle Biosciences, Inc. (a)	42,538	2,912,151
Chemed Corp.	6,105	2,807,201
Cigna Corp.	11,215	2,711,114
CorVel Corp. (a)	8,941	917,257
CVS Health Corp.	36,939	2,778,921
DaVita, Inc. (a)	25,180	2,713,649
Fulgent Genetics, Inc. (a) (b)	28,562	2,759,660
Guardant Health, Inc. (a)	19,100	2,915,615
Laboratory Corp. of America Holdings (a)	11,439	2,917,288
LHC Group, Inc. (a)	14,003	2,677,514
MEDNAX, Inc. (a)	96,348	2,453,983
ModivCare, Inc. (a)	18,323	2,714,003
Ontrack, Inc. (a) (b)	81,459	2,652,305
Option Care Health, Inc. (a)	136,389	2,419,541
Premier, Inc. Class A	79,816	2,701,772
Quest Diagnostics, Inc.	22,405	2,875,458
R1 RCM, Inc. (a)	99,545	2,456,771
RadNet, Inc. (a)	41,249	897,166
Tivity Health, Inc. (a)	92,809	2,071,497
		60,500,723
HEALTH CARE DISTRIBUTORS — 17.7%
AdaptHealth Corp. (a)	73,460	2,700,390
AmerisourceBergen Corp.	24,181	2,855,051
Cardinal Health, Inc.	47,611	2,892,368
Covetrus, Inc. (a)	81,314	2,436,981
Henry Schein, Inc. (a)	40,639	2,813,844
McKesson Corp.	14,559	2,839,587
Owens & Minor, Inc.	75,470	2,836,917
Patterson Cos., Inc. (b)	85,919	2,745,112
PetIQ, Inc. (a) (b)	70,382	2,481,669
		24,601,919
HEALTH CARE FACILITIES — 22.8%
Acadia Healthcare Co., Inc. (a)	45,722	2,612,555
Brookdale Senior Living, Inc. (a)	292,250	1,768,112
Community Health Systems, Inc. (a)	242,067	3,272,746
Encompass Health Corp.	34,131	2,795,329
Ensign Group, Inc.	30,336	2,846,730
Hanger, Inc. (a)	33,676	768,486
HCA Healthcare, Inc.	14,414	2,714,733
Joint Corp. (a)	16,348	790,753
National HealthCare Corp.	8,002	623,436
Security Description	Shares	Value
Select Medical Holdings Corp. (a)	78,894	$2,690,285
Surgery Partners, Inc. (a)	61,946	2,741,730
Tenet Healthcare Corp. (a)	49,385	2,568,020
The Pennant Group, Inc. (a)	27,670	1,267,286
Universal Health Services, Inc. Class B	19,853	2,648,192
US Physical Therapy, Inc.	16,452	1,712,653
		31,821,046
MANAGED HEALTH CARE — 15.9%
Anthem, Inc.	7,990	2,868,011
Centene Corp. (a)	43,410	2,774,333
HealthEquity, Inc. (a)	34,489	2,345,252
Humana, Inc.	6,717	2,816,102
Magellan Health, Inc. (a)	29,300	2,731,932
Molina Healthcare, Inc. (a)	11,745	2,745,511
Progyny, Inc. (a)	56,195	2,501,239
Triple-S Management Corp. Class B (a)	17,316	450,736
UnitedHealth Group, Inc.	7,670	2,853,777
		22,086,893
TOTAL COMMON STOCKS (Cost $114,934,015)		139,010,581
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	106,219	106,251
State Street Navigator Securities Lending Portfolio II (e) (f)	661,371	661,371
TOTAL SHORT-TERM INVESTMENTS (Cost $767,555)		767,622
TOTAL INVESTMENTS — 100.5% (Cost $115,701,570)		139,778,203
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(645,121)
NET ASSETS — 100.0%		$139,133,082
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$139,010,581	$—	$—	$139,010,581
Short-Term Investments	767,622	—	—	767,622
TOTAL INVESTMENTS	$139,778,203	$—	$—	$139,778,203
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	104,863	$104,904	$4,021,057	$4,019,701	$(8)	$(1)	106,219	$106,251	$131
State Street Navigator Securities Lending Portfolio II	1,401,093	1,401,093	34,084,974	34,824,696	—	—	661,371	661,371	17,705
Total		$1,505,997	$38,106,031	$38,844,397	$(8)	$(1)		$767,622	$17,836
See accompanying notes to schedule of investments.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 38.2%
A.O. Smith Corp.	747,149	$50,514,744
Allegion PLC	476,270	59,829,037
Builders FirstSource, Inc. (a)	1,337,048	61,998,916
Carrier Global Corp.	1,578,461	66,642,623
Fortune Brands Home & Security, Inc.	695,461	66,639,073
Johnson Controls International PLC	1,011,047	60,329,175
Lennox International, Inc.	190,129	59,242,295
Masco Corp.	1,099,490	65,859,451
Owens Corning	695,726	64,069,407
Trane Technologies PLC	381,826	63,215,113
Trex Co., Inc. (a)	526,405	48,187,114
		666,526,948
HOME FURNISHINGS — 6.0%
Mohawk Industries, Inc. (a)	330,554	63,568,840
Tempur Sealy International, Inc.	1,114,060	40,730,033
		104,298,873
HOME IMPROVEMENT RETAIL — 11.0%
Floor & Decor Holdings, Inc. Class A (a)	559,920	53,461,162
Home Depot, Inc.	228,780	69,835,095
Lowe's Cos., Inc.	364,268	69,276,488
		192,572,745
HOMEBUILDING — 31.6%
Cavco Industries, Inc. (a)	25,881	5,839,012
Century Communities, Inc. (a)	230,308	13,892,179
D.R. Horton, Inc.	774,442	69,018,271
Green Brick Partners, Inc. (a)	388,242	8,805,329
Installed Building Products, Inc.	148,922	16,512,471
Lennar Corp. Class A	710,834	71,957,726
LGI Homes, Inc. (a)	175,500	26,203,905
M/I Homes, Inc. (a)	213,809	12,629,698
MDC Holdings, Inc.	398,350	23,661,990
NVR, Inc. (a)	13,775	64,893,061
PulteGroup, Inc.	1,303,786	68,370,538
Skyline Champion Corp. (a)	241,089	10,911,688
Taylor Morrison Home Corp. (a)	815,082	25,112,676
Toll Brothers, Inc.	1,125,968	63,876,165
Security Description	Shares	Value
TopBuild Corp. (a)	212,242	$44,449,842
Tri Pointe Homes, Inc. (a) (b)	1,208,354	24,602,087
		550,736,638
HOMEFURNISHING RETAIL — 9.3%
RH (a) (b)	132,360	78,965,976
Williams-Sonoma, Inc.	462,593	82,896,665
		161,862,641
HOUSEHOLD APPLIANCES — 3.8%
Whirlpool Corp.	300,715	66,262,550
TOTAL COMMON STOCKS (Cost $1,526,611,361)		1,742,260,395
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	1,243,308	1,243,681
State Street Navigator Securities Lending Portfolio II (e) (f)	2,123,640	2,123,640
TOTAL SHORT-TERM INVESTMENTS (Cost $3,367,058)		3,367,321
TOTAL INVESTMENTS — 100.1% (Cost $1,529,978,419)		1,745,627,716
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,520,793)
NET ASSETS — 100.0%		$1,744,106,923
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,742,260,395	$—	$—	$1,742,260,395
Short-Term Investments	3,367,321	—	—	3,367,321
TOTAL INVESTMENTS	$1,745,627,716	$—	$—	$1,745,627,716
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	275,022	$275,132	$28,454,549	$27,485,746	$(236)	$(18)	1,243,308	$1,243,681	$1,164
State Street Navigator Securities Lending Portfolio II	—	—	66,034,679	63,911,039	—	—	2,123,640	2,123,640	2,387
Total		$275,132	$94,489,228	$91,396,785	$(236)	$(18)		$3,367,321	$3,551
See accompanying notes to schedule of investments.

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INSURANCE BROKERS — 13.7%
Aon PLC Class A	38,158	$8,780,537
Arthur J Gallagher & Co.	68,966	8,604,888
Brown & Brown, Inc.	185,831	8,494,335
eHealth, Inc. (a)	135,418	9,848,951
Goosehead Insurance, Inc. Class A	49,766	5,333,920
Marsh & McLennan Cos., Inc.	73,801	8,988,962
Willis Towers Watson PLC	39,058	8,939,595
		58,991,188
LIFE & HEALTH INSURANCE — 27.1%
Aflac, Inc.	167,833	8,589,693
American Equity Investment Life Holding Co.	268,032	8,451,049
Athene Holding, Ltd. Class A (a)	173,517	8,745,257
Brighthouse Financial, Inc. (a)	194,962	8,627,068
CNO Financial Group, Inc.	333,475	8,100,108
Genworth Financial, Inc. Class A (a)	2,450,800	8,136,656
Globe Life, Inc.	85,812	8,292,014
Lincoln National Corp.	138,538	8,626,761
MetLife, Inc.	142,423	8,657,894
Primerica, Inc.	52,949	7,826,921
Principal Financial Group, Inc.	141,352	8,475,466
Prudential Financial, Inc.	92,688	8,443,877
Trupanion, Inc. (a)	93,321	7,111,993
Unum Group	299,597	8,337,785
		116,422,542
MULTI-LINE INSURANCE — 8.4%
American Financial Group, Inc.	73,874	8,429,023
American International Group, Inc.	179,608	8,299,686
Assurant, Inc.	63,839	9,050,455
Hartford Financial Services Group, Inc.	156,906	10,479,752
		36,258,916
PROPERTY & CASUALTY INSURANCE — 42.2%
Allstate Corp.	75,171	8,637,148
Arch Capital Group, Ltd. (a)	231,269	8,873,792
Argo Group International Holdings, Ltd.	47,313	2,380,790
Assured Guaranty, Ltd.	194,387	8,218,682
Axis Capital Holdings, Ltd.	156,065	7,736,142
Chubb, Ltd.	49,704	7,851,741
Cincinnati Financial Corp.	80,852	8,335,033
Erie Indemnity Co. Class A	31,369	6,929,726
Fidelity National Financial, Inc.	208,287	8,468,949
First American Financial Corp.	149,054	8,443,909
Hanover Insurance Group, Inc.	67,385	8,723,662
Kemper Corp.	89,788	7,157,899
Security Description	Shares	Value
Kinsale Capital Group, Inc.	50,081	$8,253,349
Lemonade, Inc. (a) (b)	83,222	7,750,465
Loews Corp.	168,712	8,651,551
Markel Corp. (a)	7,530	8,581,339
Mercury General Corp.	78,998	4,803,868
Old Republic International Corp.	392,439	8,570,868
Progressive Corp.	93,508	8,940,300
RLI Corp.	47,007	5,244,571
Selective Insurance Group, Inc.	83,995	6,092,997
Travelers Cos., Inc.	55,324	8,320,730
White Mountains Insurance Group, Ltd.	5,498	6,129,720
WR Berkley Corp.	113,581	8,558,328
		181,655,559
REINSURANCE — 8.5%
Alleghany Corp. (a)	13,465	8,432,995
Enstar Group, Ltd. (a)	10,278	2,535,891
Everest Re Group, Ltd.	34,420	8,529,620
Reinsurance Group of America, Inc.	67,427	8,499,173
RenaissanceRe Holdings, Ltd.	52,452	8,405,433
		36,403,112
TOTAL COMMON STOCKS (Cost $438,982,519)		429,731,317
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	159,290	159,338
State Street Navigator Securities Lending Portfolio II (e) (f)	6,813,630	6,813,630
TOTAL SHORT-TERM INVESTMENTS (Cost $6,972,968)		6,972,968
TOTAL INVESTMENTS — 101.5% (Cost $445,955,487)		436,704,285
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(6,468,743)
NET ASSETS — 100.0%		$430,235,542
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$429,731,317	$—	$—	$429,731,317
Short-Term Investments	6,972,968	—	—	6,972,968
TOTAL INVESTMENTS	$436,704,285	$—	$—	$436,704,285
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,176,534	$1,177,005	$14,125,728	$15,143,128	$(16)	$(251)	159,290	$159,338	$596
State Street Navigator Securities Lending Portfolio II	—	—	7,437,040	623,410	—	—	6,813,630	6,813,630	1,203
Total		$1,177,005	$21,562,768	$15,766,538	$(16)	$(251)		$6,972,968	$1,799
See accompanying notes to schedule of investments.

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
INTERACTIVE MEDIA & SERVICES — 34.8%
Alphabet, Inc. Class C (a)	667	$1,379,776
Angi, Inc. Class A (a)	81,425	1,058,525
Bumble, Inc. Class A (a)	19,844	1,237,869
Cargurus, Inc. (a)	54,651	1,302,333
Cars.com, Inc. (a)	65,968	854,945
Eventbrite, Inc. Class A (a) (b)	56,192	1,245,215
EverQuote, Inc. Class A (a)	33,442	1,213,610
Facebook, Inc. Class A (a)	5,121	1,508,288
InterActiveCorp (a)	5,707	1,234,481
Liberty TripAdvisor Holdings, Inc. Class A (a)	106,526	679,636
Match Group, Inc. (a)	8,961	1,231,062
MediaAlpha, Inc. Class A (a)	13,874	491,556
Pinterest, Inc. Class A (a)	19,156	1,418,119
QuinStreet, Inc. (a)	41,557	843,607
Snap, Inc. Class A (a)	21,924	1,146,406
TripAdvisor, Inc. (a)	22,988	1,236,525
TrueCar, Inc. (a)	81,865	391,724
Twitter, Inc. (a)	20,184	1,284,308
Yelp, Inc. (a)	32,827	1,280,253
Zillow Group, Inc. Class C (a) (b)	9,120	1,182,317
ZoomInfo Technologies, Inc. Class A (a)	28,433	1,390,374
		23,610,929
INTERNET & DIRECT MARKETING RETAIL — 39.5%
1-800-Flowers.com, Inc. Class A (a)	46,814	1,292,534
Amazon.com, Inc. (a)	445	1,376,866
CarParts.com, Inc. (a)	88,561	1,264,651
Chewy, Inc. Class A (a) (b)	16,057	1,360,188
DoorDash, Inc. Class A (a)	9,678	1,269,076
eBay, Inc.	24,632	1,508,464
Etsy, Inc. (a)	6,215	1,253,379
Groupon, Inc. (a)	23,173	1,171,279
GrubHub, Inc. (a)	20,309	1,218,540
Lands' End, Inc. (a)	18,585	461,094
Liquidity Services, Inc. (a)	49,077	911,851
Magnite, Inc. (a)	27,930	1,162,167
Overstock.com, Inc. (a)	19,337	1,281,270
PetMed Express, Inc. (b)	38,436	1,351,986
Quotient Technology, Inc. (a)	38,557	630,021
Qurate Retail, Inc. Class A	105,484	1,240,492
RealReal, Inc. (a)	59,193	1,339,538
Revolve Group, Inc. (a)	28,808	1,294,343
Shutterstock, Inc.	14,892	1,325,984
Stamps.com, Inc. (a)	7,225	1,441,460
Stitch Fix, Inc. Class A (a)	25,514	1,263,964
Security Description	Shares	Value
Wayfair, Inc. Class A (a) (b)	4,346	$1,367,903
		26,787,050
INTERNET SERVICES & INFRASTRUCTURE — 25.7%
Akamai Technologies, Inc. (a)	14,089	1,435,669
BigCommerce Holdings, Inc. (a)	23,077	1,333,851
Brightcove, Inc. (a)	30,663	616,940
Fastly, Inc. Class A (a) (b)	18,287	1,230,349
GoDaddy, Inc. Class A (a)	18,982	1,473,383
Limelight Networks, Inc. (a) (b)	399,552	1,426,401
MongoDB, Inc. (a)	4,294	1,148,344
Okta, Inc. (a)	6,054	1,334,483
Rackspace Technology, Inc. (a)	66,885	1,590,525
Snowflake, Inc. Class A (a)	5,975	1,369,948
Switch, Inc. Class A (b)	89,484	1,455,010
Tucows, Inc. Class A (a)	4,132	320,230
Twilio, Inc. Class A (a)	3,725	1,269,331
VeriSign, Inc. (a)	7,307	1,452,339
		17,456,803
TOTAL COMMON STOCKS (Cost $65,863,982)		67,854,782
SHORT-TERM INVESTMENTS — 5.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	37,842	37,853
State Street Navigator Securities Lending Portfolio II (e) (f)	3,899,271	3,899,271
TOTAL SHORT-TERM INVESTMENTS (Cost $3,937,124)		3,937,124
TOTAL INVESTMENTS — 105.8% (Cost $69,801,106)		71,791,906
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%		(3,919,342)
NET ASSETS — 100.0%		$67,872,564
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$67,854,782	$—	$—	$67,854,782
Short-Term Investments	3,937,124	—	—	3,937,124
TOTAL INVESTMENTS	$71,791,906	$—	$—	$71,791,906
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	44,245	$44,263	$1,182,407	$1,188,798	$—	$(19)	37,842	$37,853	$51
State Street Navigator Securities Lending Portfolio II	3,307,256	3,307,256	51,260,309	50,668,294	—	—	3,899,271	3,899,271	12,462
Total		$3,351,519	$52,442,716	$51,857,092	$—	$(19)		$3,937,124	$12,513
See accompanying notes to schedule of investments.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ALUMINUM — 15.4%
Alcoa Corp. (a)	2,554,707	$83,002,430
Arconic Corp. (a)	2,687,750	68,241,973
Century Aluminum Co. (a)	3,561,404	62,894,395
Kaiser Aluminum Corp.	478,024	52,821,652
		266,960,450
COAL & CONSUMABLE FUELS — 6.5%
Arch Resources, Inc. (b) (c)	1,618,424	67,326,438
Uranium Energy Corp. (a) (b) (c)	15,771,980	45,107,863
		112,434,301
COPPER — 4.1%
Freeport-McMoRan, Inc. (a)	2,151,248	70,840,597
DIVERSIFIED METALS & MINING — 5.7%
Compass Minerals International, Inc.	1,135,118	71,194,601
Materion Corp.	418,715	27,735,682
		98,930,283
GOLD — 13.7%
Coeur Mining, Inc. (a)	8,464,728	76,436,494
Newmont Corp.	1,364,623	82,245,828
Royal Gold, Inc.	734,936	79,093,812
		237,776,134
SILVER — 4.0%
Hecla Mining Co.	12,384,479	70,467,685
STEEL — 50.4%
Allegheny Technologies, Inc. (a)	3,621,198	76,262,430
Carpenter Technology Corp.	1,633,650	67,224,698
Cleveland-Cliffs, Inc. (c)	4,589,485	92,294,543
Commercial Metals Co.	2,734,288	84,325,442
Nucor Corp.	1,153,983	92,630,215
Reliance Steel & Aluminum Co.	526,717	80,213,732
Schnitzer Steel Industries, Inc. Class A	1,053,566	44,028,523
Steel Dynamics, Inc.	1,636,488	83,068,131
SunCoke Energy, Inc.	3,667,808	25,711,334
United States Steel Corp.	3,330,605	87,161,933
Security Description	Shares	Value
Warrior Met Coal, Inc. (b)	3,883,665	$66,527,181
Worthington Industries, Inc.	1,105,472	74,166,117
		873,614,279
TOTAL COMMON STOCKS (Cost $1,611,306,135)		1,731,023,729
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (d) (e)	2,545,969	2,546,732
State Street Navigator Securities Lending Portfolio II (f) (g)	754,523	754,523
TOTAL SHORT-TERM INVESTMENTS (Cost $3,301,221)		3,301,255
TOTAL INVESTMENTS — 100.0% (Cost $1,614,607,356)		1,734,324,984
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(h)		173,182
NET ASSETS — 100.0%		$1,734,498,166
(a)	Non-income producing security.
(b)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at March 31, 2021.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
(h)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,731,023,729	$—	$—	$1,731,023,729
Short-Term Investments	3,301,255	—	—	3,301,255
TOTAL INVESTMENTS	$1,734,324,984	$—	$—	$1,734,324,984
See accompanying notes to schedule of investments.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
Arch Resources, Inc.	541,840	$15,393,674	$78,471,591	$29,655,025	$3,963,249	$(847,051)	1,618,424	$67,326,438	$—
State Street Institutional Liquid Reserves Fund, Premier Class	244,308	244,406	19,672,426	17,369,940	(157)	(3)	2,545,969	2,546,732	768
State Street Navigator Securities Lending Portfolio II	15,717,149	15,717,149	108,658,621	123,621,247	—	—	754,523	754,523	31,945
Uranium Energy Corp.	—	—	47,354,984	3,509,372	(42,301)	1,304,552	15,771,980	45,107,863	—
Warrior Met Coal, Inc.	1,143,618	17,600,281	83,366,810	27,334,756	3,632,659	(10,737,813)	3,883,665	66,527,181	281,914
Total		$48,955,510	$337,524,432	$201,490,340	$7,553,450	$(10,280,315)		$182,262,737	$314,627
See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
OIL & GAS DRILLING — 16.8%
Helmerich & Payne, Inc.	244,025	$6,578,914
Nabors Industries, Ltd. (a)	60,898	5,690,918
Patterson-UTI Energy, Inc.	878,762	6,265,573
Transocean, Ltd. (a) (b)	1,723,063	6,116,874
		24,652,279
OIL & GAS EQUIPMENT & SERVICES — 83.2%
Archrock, Inc.	723,278	6,863,908
Aspen Aerogels, Inc. (a)	184,182	3,746,262
Baker Hughes Co.	324,533	7,013,158
Bristow Group, Inc. (a)	76,277	1,974,049
Cactus, Inc. Class A	238,938	7,316,282
ChampionX Corp. (a)	315,534	6,856,554
Core Laboratories NV	211,128	6,078,375
DMC Global, Inc. (a)	71,048	3,855,064
Dril-Quip, Inc. (a)	170,532	5,666,778
Frank's International NV (a)	504,927	1,792,491
Halliburton Co.	329,261	7,065,941
Helix Energy Solutions Group, Inc. (a)	1,283,906	6,483,725
Liberty Oilfield Services, Inc. Class A	607,906	6,863,259
NexTier Oilfield Solutions, Inc. (a)	1,256,047	4,672,495
Nov, Inc. (a)	473,584	6,497,572
Oceaneering International, Inc. (a)	551,524	6,298,404
Oil States International, Inc. (a)	627,519	3,783,940
ProPetro Holding Corp. (a)	623,236	6,643,696
Schlumberger NV	272,625	7,412,674
TechnipFMC PLC	902,838	6,969,909
Tidewater, Inc. (a)	143,439	1,797,291
Security Description	Shares	Value
US Silica Holdings, Inc. (a)	560,515	$6,888,729
		122,540,556
TOTAL COMMON STOCKS (Cost $162,894,186)		147,192,835
SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	288,612	288,698
State Street Navigator Securities Lending Portfolio II (e) (f)	5,365,028	5,365,028
TOTAL SHORT-TERM INVESTMENTS (Cost $5,653,726)		5,653,726
TOTAL INVESTMENTS — 103.8% (Cost $168,547,912)		152,846,561
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(5,610,702)
NET ASSETS — 100.0%		$147,235,859
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$147,192,835	$—	$—	$147,192,835
Short-Term Investments	5,653,726	—	—	5,653,726
TOTAL INVESTMENTS	$152,846,561	$—	$—	$152,846,561
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	80,412	$80,444	$4,574,003	$4,365,723	$6	$(32)	288,612	$288,698	$109
State Street Navigator Securities Lending Portfolio II	5,102,766	5,102,766	65,388,233	65,125,971	—	—	5,365,028	5,365,028	12,051
Total		$5,183,210	$69,962,236	$69,491,694	$6	$(32)		$5,653,726	$12,160
See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INTEGRATED OIL & GAS — 8.3%
Chevron Corp.	1,016,711	$106,541,146
Exxon Mobil Corp.	1,830,270	102,183,974
Occidental Petroleum Corp.	3,702,870	98,570,399
		307,295,519
OIL & GAS EXPLORATION & PRODUCTION — 64.7%
Antero Resources Corp. (a)	11,076,191	112,977,148
APA Corp.	5,342,461	95,630,052
Bonanza Creek Energy, Inc. (a) (b)	360,996	12,898,387
Brigham Minerals, Inc. Class A	780,953	11,433,152
Cabot Oil & Gas Corp.	6,032,966	113,299,102
Callon Petroleum Co. (a) (b) (c)	2,777,393	107,068,500
Centennial Resource Development, Inc. Class A (a) (b)	6,185,186	25,977,781
Cimarex Energy Co.	1,699,172	100,913,825
CNX Resources Corp. (a) (b)	6,104,048	89,729,506
ConocoPhillips	1,917,155	101,551,700
Continental Resources, Inc. (b)	3,443,006	89,070,565
Denbury, Inc. (a)	710,004	34,002,092
Devon Energy Corp. (b)	4,677,082	102,194,242
Diamondback Energy, Inc.	1,382,993	101,636,156
EOG Resources, Inc.	1,512,241	109,682,840
EQT Corp. (a) (b)	6,049,018	112,390,754
Hess Corp.	1,564,666	110,715,766
Kosmos Energy, Ltd. (a) (b)	11,454,267	35,164,600
Magnolia Oil & Gas Corp. Class A (a) (b)	2,346,954	26,943,032
Marathon Oil Corp.	9,296,771	99,289,514
Matador Resources Co. (b)	2,582,039	60,548,815
Murphy Oil Corp. (b)	5,609,266	92,048,055
Northern Oil and Gas, Inc. (a)	1,711,656	20,676,804
Ovintiv, Inc.	4,052,123	96,521,570
PDC Energy, Inc. (a) (b)	1,028,252	35,371,869
Pioneer Natural Resources Co. (b)	684,792	108,758,665
Range Resources Corp. (a) (b)	10,137,461	104,719,972
SM Energy Co. (b)	4,815,887	78,836,070
Southwestern Energy Co. (a) (b)	25,660,761	119,322,539
Tellurian, Inc. (a) (b) (c)	20,654,059	48,330,498
Whiting Petroleum Corp. (a)	810,289	28,724,745
		2,386,428,316
OIL & GAS REFINING & MARKETING — 26.9%
Alto Ingredients, Inc. (a) (b) (c)	9,323,148	50,624,694
Security Description	Shares	Value
Clean Energy Fuels Corp. (a) (b)	7,627,469	$104,801,424
CVR Energy, Inc.	785,312	15,062,284
Delek US Holdings, Inc.	1,620,178	35,287,477
Gevo, Inc. (a) (b) (c)	11,229,682	110,163,180
Green Plains, Inc. (a) (b)	744,261	20,147,145
HollyFrontier Corp. (b)	2,763,694	98,884,971
Marathon Petroleum Corp.	1,964,044	105,056,713
New Fortress Energy, Inc. (b)	941,214	43,211,135
Par Pacific Holdings, Inc. (a)	362,122	5,113,163
PBF Energy, Inc. Class A (a) (b)	5,924,787	83,835,736
Phillips 66	1,279,303	104,314,367
Renewable Energy Group, Inc. (a) (b)	1,408,087	92,990,065
REX American Resources Corp. (a)	33,254	2,798,989
Valero Energy Corp.	1,376,181	98,534,560
World Fuel Services Corp.	620,368	21,836,954
		992,662,857
TOTAL COMMON STOCKS (Cost $3,608,202,555)		3,686,386,692
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (d) (e)	2,937,716	2,938,597
State Street Navigator Securities Lending Portfolio II (f) (g)	127,983,407	127,983,407
TOTAL SHORT-TERM INVESTMENTS (Cost $130,922,004)		130,922,004
TOTAL INVESTMENTS — 103.5% (Cost $3,739,124,559)		3,817,308,696
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(128,299,587)
NET ASSETS — 100.0%		$3,689,009,109
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2021.

See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

At March 31, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	52	06/18/2021	$2,787,061	$2,645,240	$(141,821)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,686,386,692	$—	$—	$3,686,386,692
Short-Term Investments	130,922,004	—	—	130,922,004
TOTAL INVESTMENTS	$3,817,308,696	$—	$—	$3,817,308,696
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	(141,821)	—	—	(141,821)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(141,821)	$—	$—	$(141,821)
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
Alto Ingredients, Inc.	—	$—	$63,089,609	$4,472,607	$(36,589)	$(7,955,719)	9,323,148	$50,624,694	$—
Callon Petroleum Co.	—	—	112,380,056	8,459,105	270,081	2,877,468	2,777,393	107,068,500	—
Gevo, Inc.	—	—	120,732,414	8,524,147	73,903	(2,118,990)	11,229,682	110,163,180	—
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	74,642,431	71,702,486	(1,348)	—	2,937,716	2,938,597	2,273
State Street Navigator Securities Lending Portfolio II	36,352,782	36,352,782	562,964,450	471,333,825	—	—	127,983,407	127,983,407	238,499
Tellurian, Inc.	—	—	59,926,094	4,210,918	(46,728)	(7,337,950)	20,654,059	48,330,498	—
Total		$36,352,782	$993,735,054	$568,703,088	$259,319	$(14,535,191)		$447,108,876	$240,772
See accompanying notes to schedule of investments.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
Aclaris Therapeutics, Inc. (a)	110,002	$2,772,050
Aerie Pharmaceuticals, Inc. (a) (b)	100,886	1,802,833
Amneal Pharmaceuticals, Inc. (a)	267,738	1,801,877
Amphastar Pharmaceuticals, Inc. (a)	45,646	836,235
Arvinas, Inc. (a)	146,164	9,661,440
Atea Pharmaceuticals, Inc. (a)	49,934	3,083,425
Axsome Therapeutics, Inc. (a) (b)	95,838	5,426,348
BioDelivery Sciences International, Inc. (a)	272,319	1,064,767
Bristol-Myers Squibb Co.	185,260	11,695,464
Cara Therapeutics, Inc. (a) (b)	114,104	2,477,198
Cassava Sciences, Inc. (a)	119,630	5,377,369
Catalent, Inc. (a)	106,223	11,186,344
Collegium Pharmaceutical, Inc. (a)	84,795	2,009,642
Corcept Therapeutics, Inc. (a)	180,589	4,296,212
CorMedix, Inc. (a)	116,327	1,162,107
Durect Corp. (a) (b)	262,970	520,681
Elanco Animal Health, Inc. (a)	327,813	9,654,093
Eli Lilly & Co.	53,990	10,086,412
Endo International PLC (a)	904,628	6,703,293
Horizon Therapeutics PLC (a)	122,403	11,265,972
Innoviva, Inc. (a)	153,888	1,838,962
Intra-Cellular Therapies, Inc. (a)	172,878	5,865,751
Jazz Pharmaceuticals PLC (a)	67,061	11,022,817
Johnson & Johnson	70,389	11,568,432
Marinus Pharmaceuticals, Inc. (a) (b)	83,026	1,285,242
Merck & Co., Inc.	150,592	11,609,137
Nektar Therapeutics (a)	266,862	5,337,240
NGM Biopharmaceuticals, Inc. (a)	60,643	1,762,892
Ocular Therapeutix, Inc. (a)	248,357	4,075,538
Odonate Therapeutics, Inc. (a) (b)	112,314	384,114
Omeros Corp. (a) (b)	188,477	3,354,891
Pacira BioSciences, Inc. (a)	133,288	9,342,156
Perrigo Co. PLC	273,803	11,080,807
Pfizer, Inc.	321,527	11,648,923
Phathom Pharmaceuticals, Inc. (a) (b)	27,418	1,029,820
Phibro Animal Health Corp. Class A	29,621	722,752
Prestige Consumer Healthcare, Inc. (a)	86,104	3,795,464
Security Description	Shares	Value
Provention Bio, Inc. (a)	226,830	$2,380,581
Reata Pharmaceuticals, Inc. Class A (a) (b)	73,632	7,341,110
Relmada Therapeutics, Inc. (a) (b)	17,541	617,619
Revance Therapeutics, Inc. (a) (b)	118,392	3,309,056
Royalty Pharma PLC Class A (b)	239,432	10,444,024
Supernus Pharmaceuticals, Inc. (a)	143,790	3,764,422
TherapeuticsMD, Inc. (a) (b)	2,022,100	2,709,614
Theravance Biopharma, Inc. (a) (b)	76,305	1,557,385
Viatris, Inc. (a)	782,322	10,929,038
Zoetis, Inc.	73,633	11,595,725
Zogenix, Inc. (a) (b)	260,827	5,091,343
Zomedica Corp. (a) (b)	4,905,737	7,751,064
TOTAL COMMON STOCKS (Cost $261,941,365)		266,099,681
SHORT-TERM INVESTMENTS — 5.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	182,676	182,731
State Street Navigator Securities Lending Portfolio II (e) (f)	14,683,574	14,683,574
TOTAL SHORT-TERM INVESTMENTS (Cost $14,866,305)		14,866,305
TOTAL INVESTMENTS — 105.5% (Cost $276,807,670)		280,965,986
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.5)%		(14,574,185)
NET ASSETS — 100.0%		$266,391,801
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$266,099,681	$—	$—	$266,099,681
Short-Term Investments	14,866,305	—	—	14,866,305
TOTAL INVESTMENTS	$280,965,986	$—	$—	$280,965,986
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	149,811	$149,871	$2,178,883	$2,146,009	$149	$(163)	182,676	$182,731	$225
State Street Navigator Securities Lending Portfolio II	10,117,542	10,117,542	116,453,254	111,887,222	—	—	14,683,574	14,683,574	25,916
Total		$10,267,413	$118,632,137	$114,033,231	$149	$(163)		$14,866,305	$26,141
See accompanying notes to schedule of investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
DATA PROCESSING & OUTSOURCED SERVICES — 0.0% (a)
BM Technologies, Inc. (b)	21,491	$250,370
REGIONAL BANKS — 99.8%
1st Source Corp.	120,898	5,752,327
Allegiance Bancshares, Inc.	144,019	5,838,530
Ameris Bancorp	728,169	38,236,154
Associated Banc-Corp.	2,162,499	46,147,729
Atlantic Union Bankshares Corp.	455,377	17,468,262
Banc of California, Inc.	360,161	6,511,711
BancFirst Corp.	160,635	11,355,288
Bancorp, Inc. (b)	621,372	12,874,828
BancorpSouth Bank	750,265	24,368,607
Bank of Hawaii Corp.	469,218	41,990,319
Bank OZK	1,377,694	56,278,800
BankUnited, Inc.	959,578	42,173,453
Banner Corp.	334,050	17,814,886
Berkshire Hills Bancorp, Inc.	647,551	14,453,338
BOK Financial Corp.	396,837	35,445,481
Boston Private Financial Holdings, Inc.	1,893,496	25,221,367
Brookline Bancorp, Inc.	655,932	9,838,980
Bryn Mawr Bank Corp.	126,899	5,775,173
Cadence BanCorp	2,384,571	49,432,157
Camden National Corp.	73,076	3,497,417
Cathay General Bancorp	676,417	27,584,285
Central Pacific Financial Corp.	338,430	9,029,312
CIT Group, Inc.	1,623,019	83,601,709
Citizens Financial Group, Inc.	2,320,665	102,457,360
City Holding Co.	101,464	8,297,726
Columbia Banking System, Inc.	614,758	26,489,922
Comerica, Inc.	1,484,420	106,492,291
Commerce Bancshares, Inc.	840,578	64,396,681
Community Bank System, Inc.	483,183	37,069,800
ConnectOne Bancorp, Inc.	208,735	5,291,432
Cullen/Frost Bankers, Inc.	758,463	82,490,436
Customers Bancorp, Inc. (b)	311,839	9,922,717
CVB Financial Corp.	832,445	18,388,710
Dime Community Bancshares, Inc.	1	30
Eagle Bancorp, Inc.	231,853	12,336,898
East West Bancorp, Inc.	1,354,097	99,932,359
Eastern Bankshares, Inc.	2,523,644	48,681,093
Enterprise Financial Services Corp.	193,609	9,572,029
FB Financial Corp.	257,010	11,426,665
Fifth Third Bancorp	2,699,989	101,114,588
First BanCorp	3,141,700	35,375,542
First BanCorp	227,023	9,875,500
First Busey Corp.	314,553	8,068,284
First Citizens BancShares, Inc. Class A	84,455	70,584,955
Security Description	Shares	Value
First Commonwealth Financial Corp.	907,970	$13,047,529
First Financial Bancorp	722,701	17,344,824
First Financial Bankshares, Inc.	756,929	35,371,292
First Financial Corp.	97,234	4,376,502
First Foundation, Inc.	240,434	5,640,582
First Hawaiian, Inc.	1,261,439	34,525,585
First Horizon National Corp.	5,979,680	101,116,389
First Interstate BancSystem, Inc. Class A	388,868	17,903,483
First Merchants Corp.	314,147	14,607,835
First Midwest Bancorp, Inc.	1,277,578	27,991,734
First Republic Bank	605,956	101,043,163
Flushing Financial Corp.	267,568	5,680,469
FNB Corp.	4,113,110	52,236,497
Fulton Financial Corp.	1,760,243	29,976,938
Glacier Bancorp, Inc.	542,557	30,969,154
Great Western Bancorp, Inc.	582,370	17,639,987
Hancock Whitney Corp.	817,035	34,323,640
Hanmi Financial Corp.	297,768	5,874,963
HarborOne Bancorp, Inc.	383,550	5,166,419
Heartland Financial USA, Inc.	312,213	15,691,825
Heritage Commerce Corp.	449,714	5,495,505
Heritage Financial Corp.	260,853	7,366,489
Hilltop Holdings, Inc.	903,497	30,836,353
Home BancShares, Inc.	1,019,693	27,582,696
Hope Bancorp, Inc.	1,213,842	18,280,461
Huntington Bancshares, Inc.	6,319,481	99,342,241
Independent Bank Corp.	234,928	19,778,588
Independent Bank Corp.	175,379	4,145,960
Independent Bank Group, Inc.	367,716	26,563,804
International Bancshares Corp.	323,942	15,037,388
Investors Bancorp, Inc.	4,372,942	64,238,518
KeyCorp.	4,957,073	99,042,319
Lakeland Bancorp, Inc.	267,951	4,670,386
Lakeland Financial Corp.	185,568	12,839,450
Live Oak Bancshares, Inc.	541,574	37,092,403
M&T Bank Corp.	669,796	101,547,772
Midland States Bancorp, Inc.	106,634	2,958,027
National Bank Holdings Corp. Class A	225,761	8,958,196
NBT Bancorp, Inc.	284,220	11,340,378
Nicolet Bankshares, Inc. (b)	50,584	4,221,741
OceanFirst Financial Corp.	414,442	9,921,741
OFG Bancorp	404,351	9,146,420
Old National Bancorp	1,282,865	24,810,609
Pacific Premier Bancorp, Inc.	796,342	34,593,096
PacWest Bancorp	1,729,004	65,961,503
Park National Corp. (c)	83,561	10,804,437
People's United Financial, Inc.	5,720,258	102,392,618
Pinnacle Financial Partners, Inc.	704,762	62,484,199
PNC Financial Services Group, Inc.	581,786	102,051,082
Popular, Inc.	967,782	68,054,430
Preferred Bank	128,112	8,158,172

See accompanying notes to schedule of investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Prosperity Bancshares, Inc.	820,149	$61,420,959
QCR Holdings, Inc.	94,565	4,465,359
Regions Financial Corp.	4,827,887	99,744,145
Renasant Corp.	550,691	22,787,594
S&T Bancorp, Inc.	235,559	7,891,227
Sandy Spring Bancorp, Inc.	272,395	11,830,115
Seacoast Banking Corp. of Florida (b)	441,136	15,986,769
ServisFirst Bancshares, Inc.	244,664	15,005,243
Signature Bank	436,855	98,772,915
Silvergate Capital Corp. Class A (b)	761,836	108,310,224
Simmons First National Corp. Class A	900,072	26,705,136
South State Corp.	603,216	47,358,488
Southside Bancshares, Inc.	208,153	8,015,972
Sterling Bancorp	4,243,870	97,693,887
SVB Financial Group (b)	192,399	94,979,690
Synovus Financial Corp.	1,575,179	72,064,439
TCF Financial Corp.	2,136,285	99,251,801
Texas Capital Bancshares, Inc. (b)	682,776	48,422,474
Tompkins Financial Corp.	65,311	5,401,220
TriCo Bancshares	128,177	6,071,744
TriState Capital Holdings, Inc. (b)	186,839	4,308,507
Triumph Bancorp, Inc. (b)	252,507	19,541,517
Truist Financial Corp.	1,761,387	102,724,090
Trustmark Corp.	411,884	13,864,015
UMB Financial Corp.	321,384	29,673,385
Umpqua Holdings Corp.	2,910,473	51,078,801
United Bankshares, Inc.	966,024	37,269,206
United Community Banks, Inc.	949,613	32,400,796
Univest Financial Corp.	177,409	5,072,123
Valley National Bancorp	3,702,812	50,876,637
Veritex Holdings, Inc.	515,183	16,856,788
Washington Trust Bancorp, Inc.	118,427	6,114,386
Webster Financial Corp.	995,085	54,839,134
WesBanco, Inc.	392,317	14,146,951
Westamerica Bancorp	215,850	13,551,063
Security Description	Shares	Value
Western Alliance Bancorp	1,069,549	$101,008,208
Wintrust Financial Corp.	737,862	55,929,940
Zions Bancorp NA	1,786,954	98,210,992
		4,788,846,863
TOTAL COMMON STOCKS (Cost $4,614,795,938)		4,789,097,233
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (d) (e)	1,585,918	1,586,394
State Street Navigator Securities Lending Portfolio II (f) (g)	844,205	844,205
TOTAL SHORT-TERM INVESTMENTS (Cost $2,430,599)		2,430,599
TOTAL INVESTMENTS — 99.9% (Cost $4,617,226,537)		4,791,527,832
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		6,682,899
NET ASSETS — 100.0%		$4,798,210,731
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2021.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,789,097,233	$—	$—	$4,789,097,233
Short-Term Investments	2,430,599	—	—	2,430,599
TOTAL INVESTMENTS	$4,791,527,832	$—	$—	$4,791,527,832
See accompanying notes to schedule of investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	503,321	$503,523	$84,984,863	$83,900,832	$(1,160)	$—	1,585,918	$1,586,394	$2,203
State Street Navigator Securities Lending Portfolio II	—	—	15,453,224	14,609,019	—	—	844,205	844,205	3,509
Total		$503,523	$100,438,087	$98,509,851	$(1,160)	$—		$2,430,599	$5,712
See accompanying notes to schedule of investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPAREL RETAIL — 18.4%
Abercrombie & Fitch Co. Class A (a)	196,114	$6,728,671
American Eagle Outfitters, Inc. (b)	224,985	6,578,561
Boot Barn Holdings, Inc. (a)	106,082	6,609,969
Buckle, Inc.	164,985	6,480,611
Burlington Stores, Inc. (a)	21,533	6,434,060
Caleres, Inc.	235,196	5,127,273
Children's Place, Inc. (a)	80,168	5,587,710
Citi Trends, Inc.	63,668	5,334,105
Designer Brands, Inc. Class A (a)	436,647	7,597,658
Foot Locker, Inc.	116,716	6,565,275
Gap, Inc. (a)	217,687	6,482,719
Genesco, Inc. (a)	86,422	4,105,045
Guess?, Inc.	245,946	5,779,731
L Brands, Inc. (a)	110,285	6,822,230
Ross Stores, Inc.	54,698	6,558,837
Shoe Carnival, Inc.	56,900	3,520,972
TJX Cos., Inc.	100,338	6,637,359
Urban Outfitters, Inc. (a)	168,047	6,249,668
Zumiez, Inc. (a)	128,141	5,497,249
		114,697,703
AUTOMOTIVE RETAIL — 18.8%
Advance Auto Parts, Inc.	37,349	6,853,168
America's Car-Mart, Inc. (a)	16,540	2,520,200
Asbury Automotive Group, Inc. (a)	35,107	6,898,525
AutoNation, Inc. (a)	75,316	7,020,958
AutoZone, Inc. (a)	5,219	7,329,042
Blink Charging Co. (a) (b)	170,605	7,011,865
Camping World Holdings, Inc. Class A (b)	160,369	5,834,224
CarMax, Inc. (a)	50,133	6,650,644
Carvana Co. (a) (b)	23,390	6,137,536
Group 1 Automotive, Inc.	38,640	6,097,006
Lithia Motors, Inc. Class A	16,938	6,607,344
Monro, Inc.	94,269	6,202,900
Murphy USA, Inc.	51,907	7,503,676
O'Reilly Automotive, Inc. (a)	13,895	7,048,239
Penske Automotive Group, Inc. (b)	79,076	6,345,058
Shift Technologies, Inc. (a)	660,778	5,497,673
Sonic Automotive, Inc. Class A	126,434	6,267,333
TravelCenters of America, Inc. (a)	89,789	2,435,976
Vroom, Inc. (a) (b)	178,376	6,954,880
		117,216,247
COMPUTER & ELECTRONICS RETAIL — 2.9%
Best Buy Co., Inc.	60,430	6,937,968
GameStop Corp. Class A (a)	25,352	4,812,317
Security Description	Shares	Value
Rent-A-Center, Inc.	104,927	$6,050,091
		17,800,376
DEPARTMENT STORES — 4.1%
Dillard's, Inc. Class A	73,158	7,064,868
Kohl's Corp.	110,933	6,612,716
Macy's, Inc. (a)	358,073	5,797,202
Nordstrom, Inc. (a)	162,125	6,139,674
		25,614,460
DRUG RETAIL — 2.0%
Rite Aid Corp. (a)	270,645	5,537,397
Walgreens Boots Alliance, Inc.	126,047	6,919,980
		12,457,377
FOOD RETAIL — 6.5%
Albertsons Cos., Inc. Class A (b)	365,093	6,962,324
Casey's General Stores, Inc.	32,501	7,026,391
Grocery Outlet Holding Corp. (a)	182,892	6,746,886
Ingles Markets, Inc. Class A	47,699	2,940,643
Kroger Co.	189,142	6,807,221
Sprouts Farmers Market, Inc. (a)	274,529	7,307,962
Weis Markets, Inc.	49,439	2,794,292
		40,585,719
GENERAL MERCHANDISE STORES — 5.9%
Big Lots, Inc.	97,666	6,670,588
Dollar General Corp.	34,945	7,080,556
Dollar Tree, Inc. (a)	61,744	7,067,218
Franchise Group, Inc.	55,842	2,016,454
Ollie's Bargain Outlet Holdings, Inc. (a)	74,691	6,498,117
Target Corp.	37,252	7,378,504
		36,711,437
HYPERMARKETS & SUPER CENTERS — 4.4%
BJ's Wholesale Club Holdings, Inc. (a)	158,486	7,109,682
Costco Wholesale Corp.	20,259	7,140,892
PriceSmart, Inc.	67,825	6,562,069
Walmart, Inc.	49,997	6,791,092
		27,603,735
INTERNET & DIRECT MARKETING RETAIL — 20.8%
1-800-Flowers.com, Inc. Class A (a) (b)	228,441	6,307,256
Amazon.com, Inc. (a)	2,182	6,751,283
CarParts.com, Inc. (a)	432,149	6,171,088
Chewy, Inc. Class A (a) (b)	78,351	6,637,113
DoorDash, Inc. Class A (a)	47,217	6,191,565
eBay, Inc.	120,193	7,360,619

See accompanying notes to schedule of investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Etsy, Inc. (a)	30,334	$6,117,458
Groupon, Inc. (a)	113,068	5,715,022
GrubHub, Inc. (a)	99,090	5,945,400
Lands' End, Inc. (a)	82,517	2,047,247
Liquidity Services, Inc. (a)	217,891	4,048,415
Magnite, Inc. (a) (b)	136,288	5,670,944
Overstock.com, Inc. (a)	94,348	6,251,498
PetMed Express, Inc. (b)	187,547	6,596,966
Quotient Technology, Inc. (a)	171,203	2,797,457
Qurate Retail, Inc. Class A	514,725	6,053,166
RealReal, Inc. (a)	288,830	6,536,223
Revolve Group, Inc. (a)	140,581	6,316,304
Shutterstock, Inc.	72,662	6,469,824
Stamps.com, Inc. (a)	35,257	7,034,124
Stitch Fix, Inc. Class A (a)	124,504	6,167,928
Wayfair, Inc. Class A (a) (b)	21,216	6,677,736
		129,864,636
SPECIALTY STORES — 16.1%
Academy Sports & Outdoors, Inc. (a) (b)	260,962	7,043,364
Dick's Sporting Goods, Inc.	88,674	6,752,525
Five Below, Inc. (a)	35,146	6,705,505
Hibbett Sports, Inc. (a)	100,227	6,904,638
Leslie's, Inc. (a)	282,630	6,921,609
MarineMax, Inc. (a)	115,608	5,706,411
Michaels Cos., Inc. (a)	306,812	6,731,455
National Vision Holdings, Inc. (a)	140,289	6,148,867
ODP Corp. (a)	167,592	7,255,058
Party City Holdco, Inc. (a)	1,023,941	5,938,858
Sally Beauty Holdings, Inc. (a)	315,179	6,344,553
Signet Jewelers, Ltd. (a)	114,330	6,628,854
Sportsman's Warehouse Holdings, Inc. (a)	385,892	6,652,778
Tractor Supply Co.	39,214	6,944,015
Ulta Beauty, Inc. (a)	21,088	6,519,777
Security Description	Shares	Value
Winmark Corp.	6,329	$1,179,916
		100,378,183
TOTAL COMMON STOCKS (Cost $640,829,345)		622,929,873
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	346,751	346,855
State Street Navigator Securities Lending Portfolio II (e) (f)	15,297,684	15,297,684
TOTAL SHORT-TERM INVESTMENTS (Cost $15,644,539)		15,644,539
TOTAL INVESTMENTS — 102.4% (Cost $656,473,884)		638,574,412
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(15,268,790)
NET ASSETS — 100.0%		$623,305,622
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$622,929,873	$—	$—	$622,929,873
Short-Term Investments	15,644,539	—	—	15,644,539
TOTAL INVESTMENTS	$638,574,412	$—	$—	$638,574,412
See accompanying notes to schedule of investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	219,636	$219,724	$26,083,637	$25,956,564	$180	$(122)	346,751	$346,855	$638
State Street Navigator Securities Lending Portfolio II	19,064,864	19,064,864	409,405,437	413,172,617	—	—	15,297,684	15,297,684	977,234
Total		$19,284,588	$435,489,074	$439,129,181	$180	$(122)		$15,644,539	$977,872
See accompanying notes to schedule of investments.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)	304,633	$23,913,691
Allegro MicroSystems, Inc. (a)	925,396	23,458,789
Alpha & Omega Semiconductor, Ltd. (a)	461,581	15,093,699
Ambarella, Inc. (a)	217,904	21,875,383
Analog Devices, Inc.	165,754	25,705,130
Broadcom, Inc.	54,909	25,459,107
CEVA, Inc. (a)	415,607	23,336,333
Cirrus Logic, Inc. (a)	319,831	27,118,470
Cree, Inc. (a)	225,172	24,347,848
Diodes, Inc. (a)	296,979	23,710,803
DSP Group, Inc. (a)	273,195	3,893,029
First Solar, Inc. (a)	301,261	26,300,085
Impinj, Inc. (a) (b)	415,065	23,604,747
Inphi Corp. (a)	151,527	27,033,932
Intel Corp.	392,548	25,123,072
Kopin Corp. (a) (b)	2,273,682	23,850,924
Lattice Semiconductor Corp. (a)	548,556	24,695,991
MACOM Technology Solutions Holdings, Inc. (a) (b)	373,992	21,699,016
Marvell Technology Group, Ltd.	525,668	25,747,219
Maxim Integrated Products, Inc.	280,636	25,641,711
MaxLinear, Inc. (a) (b)	688,584	23,466,943
Microchip Technology, Inc.	167,484	25,996,866
Micron Technology, Inc. (a)	282,430	24,913,150
Monolithic Power Systems, Inc.	74,648	26,366,420
NeoPhotonics Corp. (a)	1,030,496	12,314,427
NVIDIA Corp.	48,020	25,639,319
NXP Semiconductors NV	134,629	27,106,203
ON Semiconductor Corp. (a)	641,490	26,692,399
Power Integrations, Inc.	299,139	24,373,846
Qorvo, Inc. (a)	143,080	26,140,716
QUALCOMM, Inc.	189,941	25,184,277
Rambus, Inc. (a)	1,243,872	24,180,872
Semtech Corp. (a)	358,044	24,705,036
Silicon Laboratories, Inc. (a)	167,119	23,575,477
SiTime Corp. (a)	246,954	24,349,664
Security Description	Shares	Value
Skyworks Solutions, Inc.	143,292	$26,291,216
SMART Global Holdings, Inc. (a)	361,816	16,650,772
SunPower Corp. (a) (b)	683,005	22,846,517
Synaptics, Inc. (a)	181,286	24,549,750
Texas Instruments, Inc.	142,830	26,993,442
Universal Display Corp.	111,658	26,437,265
Xilinx, Inc.	197,585	24,480,782
TOTAL COMMON STOCKS (Cost $859,574,019)		994,864,338
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	755,031	755,257
State Street Navigator Securities Lending Portfolio II (e) (f)	3,201,055	3,201,055
TOTAL SHORT-TERM INVESTMENTS (Cost $3,956,312)		3,956,312
TOTAL INVESTMENTS — 100.3% (Cost $863,530,331)		998,820,650
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(3,348,031)
NET ASSETS — 100.0%		$995,472,619
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$994,864,338	$—	$—	$994,864,338
Short-Term Investments	3,956,312	—	—	3,956,312
TOTAL INVESTMENTS	$998,820,650	$—	$—	$998,820,650
See accompanying notes to schedule of investments.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	761,303	$761,608	$4,629,359	$4,635,700	$(10)	$—	755,031	$755,257	$590
State Street Navigator Securities Lending Portfolio II	12,851,418	12,851,418	114,345,780	123,996,143	—	—	3,201,055	3,201,055	21,742
Total		$13,613,026	$118,975,139	$128,631,843	$(10)	$—		$3,956,312	$22,332
See accompanying notes to schedule of investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
APPLICATION SOFTWARE — 53.2%
2U, Inc. (a) (b)	68,623	$2,623,457
8x8, Inc. (a)	74,995	2,432,838
ACI Worldwide, Inc. (a)	64,975	2,472,299
Adobe, Inc. (a)	5,950	2,828,452
Agilysys, Inc. (a)	44,124	2,116,187
Alarm.com Holdings, Inc. (a)	30,298	2,617,141
Altair Engineering, Inc. Class A (a) (b)	43,613	2,728,865
Alteryx, Inc. Class A (a)	30,835	2,558,072
American Software, Inc. Class A	96,195	1,991,237
Anaplan, Inc. (a)	44,583	2,400,795
ANSYS, Inc. (a)	8,343	2,832,949
Appfolio, Inc. Class A (a) (b)	18,953	2,680,144
Aspen Technology, Inc. (a)	17,561	2,534,579
Autodesk, Inc. (a)	9,863	2,733,530
Avalara, Inc. (a)	18,015	2,403,741
Avaya Holdings Corp. (a)	86,530	2,425,436
Benefitfocus, Inc. (a) (b)	178,517	2,465,320
Bill.Com Holdings, Inc. (a)	16,490	2,399,295
Blackbaud, Inc. (a)	35,818	2,545,943
Blackline, Inc. (a) (b)	23,406	2,537,210
Bottomline Technologies DE, Inc. (a)	54,901	2,484,270
Box, Inc. Class A (a)	115,298	2,647,242
Cadence Design Systems, Inc. (a)	21,016	2,878,982
CDK Global, Inc.	50,155	2,711,379
Cerence, Inc. (a) (b)	23,534	2,108,176
Ceridian HCM Holding, Inc. (a)	30,332	2,556,078
ChannelAdvisor Corp. (a)	107,653	2,535,228
Citrix Systems, Inc.	19,797	2,778,707
Cleanspark, Inc. (a)	85,660	2,040,421
Cloudera, Inc. (a) (b)	207,182	2,521,405
Cornerstone OnDemand, Inc. (a)	52,124	2,271,564
Coupa Software, Inc. (a)	9,526	2,424,176
Datadog, Inc. Class A (a)	31,851	2,654,462
Digimarc Corp. (a) (b)	73,449	2,178,497
Digital Turbine, Inc. (a)	30,313	2,435,953
DocuSign, Inc. (a)	12,573	2,545,404
Domo, Inc. Class B (a)	42,344	2,383,544
Dropbox, Inc. Class A (a)	97,699	2,604,655
Duck Creek Technologies, Inc. (a)	57,067	2,576,004
Dynatrace, Inc. (a)	50,114	2,417,499
Ebix, Inc. (b)	79,693	2,552,567
Elastic NV (a)	22,743	2,529,022
Envestnet, Inc. (a)	37,075	2,677,927
Everbridge, Inc. (a)	19,238	2,331,261
Fair Isaac Corp. (a)	5,696	2,768,541
Five9, Inc. (a)	15,689	2,452,661
fuboTV, Inc. (a) (b)	81,818	1,809,814
Security Description	Shares	Value
Guidewire Software, Inc. (a)	25,199	$2,560,974
HubSpot, Inc. (a)	5,495	2,495,884
InterDigital, Inc.	39,689	2,518,267
Intuit, Inc.	6,686	2,561,139
J2 Global, Inc. (a)	22,044	2,642,194
Jamf Holding Corp. (a)	68,394	2,415,676
LivePerson, Inc. (a) (b)	48,020	2,532,575
Manhattan Associates, Inc. (a)	21,559	2,530,595
Medallia, Inc. (a) (b)	88,575	2,470,357
MicroStrategy, Inc. Class A (a) (b)	3,379	2,293,665
Mimecast, Ltd. (a)	60,965	2,451,403
Mitek Systems, Inc. (a) (b)	172,856	2,520,241
Model N, Inc. (a) (b)	67,854	2,390,496
New Relic, Inc. (a)	42,644	2,621,753
Nuance Communications, Inc. (a) (b)	59,736	2,606,879
Nutanix, Inc. Class A (a)	96,637	2,566,679
Pagerduty, Inc. (a) (b)	62,591	2,518,036
Palantir Technologies, Inc. Class A (a) (b)	98,201	2,287,101
Paycom Software, Inc. (a)	6,881	2,546,383
Paylocity Holding Corp. (a)	14,453	2,599,083
Pegasystems, Inc.	21,422	2,449,391
Pluralsight, Inc. Class A (a)	118,611	2,649,770
PROS Holdings, Inc. (a)	55,717	2,367,973
PTC, Inc. (a)	20,003	2,753,413
Q2 Holdings, Inc. (a)	23,646	2,369,329
QAD, Inc. Class A	37,225	2,478,441
Qualtrics International, Inc. Class A (a)	69,876	2,299,619
RealPage, Inc. (a)	30,340	2,645,648
RingCentral, Inc. Class A (a)	7,685	2,289,208
Riot Blockchain, Inc. (a) (b)	42,098	2,242,560
salesforce.com, Inc. (a)	12,454	2,638,629
Slack Technologies, Inc. Class A (a)	64,839	2,634,409
Smartsheet, Inc. Class A (a)	39,549	2,527,972
Splunk, Inc. (a)	19,457	2,636,034
Sprout Social, Inc. Class A (a)	44,021	2,542,653
SPS Commerce, Inc. (a)	24,744	2,457,327
SS&C Technologies Holdings, Inc.	38,640	2,699,777
Sumo Logic, Inc. (a) (b)	120,216	2,267,274
SVMK, Inc. (a)	140,707	2,577,752
Synopsys, Inc. (a)	11,515	2,853,187
Trade Desk, Inc. Class A (a)	3,515	2,290,585
Tyler Technologies, Inc. (a)	6,410	2,721,237
Upland Software, Inc. (a)	54,304	2,562,606
Verint Systems, Inc. (a)	53,475	2,432,578
Veritone, Inc. (a)	81,765	1,960,725
Vertex, Inc. Class A (a) (b)	106,392	2,338,496
VirnetX Holding Corp. (b)	409,883	2,283,048
Workday, Inc. Class A (a)	10,463	2,599,323
Workiva, Inc. (a) (b)	26,957	2,379,225
Yext, Inc. (a) (b)	166,684	2,413,584
Zendesk, Inc. (a)	19,598	2,599,087

See accompanying notes to schedule of investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Zix Corp. (a) (b)	335,073	$2,529,801
Zoom Video Communications, Inc. Class A (a)	7,624	2,449,515
		249,272,485
DATA PROCESSING & OUTSOURCED SERVICES — 21.5%
Affirm Holdings, Inc. (a)	33,215	2,348,965
Alliance Data Systems Corp.	23,946	2,684,107
Automatic Data Processing, Inc.	14,455	2,724,334
Black Knight, Inc. (a)	34,240	2,533,418
Broadridge Financial Solutions, Inc.	18,343	2,808,313
Cardtronics PLC Class A (a)	68,151	2,644,259
Cass Information Systems, Inc.	42,129	1,949,309
Concentrix Corp. (a)	18,987	2,842,734
Conduent, Inc. (a)	384,266	2,559,211
CSG Systems International, Inc.	54,137	2,430,210
Euronet Worldwide, Inc. (a)	16,739	2,315,004
EVERTEC, Inc.	70,115	2,609,680
Evo Payments, Inc. Class A (a)	87,087	2,396,634
ExlService Holdings, Inc. (a)	29,836	2,690,014
Fidelity National Information Services, Inc.	18,065	2,540,120
Fiserv, Inc. (a)	21,289	2,534,243
FleetCor Technologies, Inc. (a)	9,319	2,503,363
Genpact, Ltd.	61,623	2,638,697
Global Payments, Inc.	12,299	2,479,232
I3 Verticals, Inc. Class A (a)	78,258	2,435,780
International Money Express, Inc. (a)	120,756	1,812,548
Jack Henry & Associates, Inc.	17,542	2,661,472
Marathon Digital Holdings, Inc. (a) (b)	64,958	3,119,283
Mastercard, Inc. Class A	6,912	2,461,018
MAXIMUS, Inc.	30,213	2,690,165
MoneyGram International, Inc. (a)	344,690	2,264,613
NIC, Inc.	77,881	2,642,502
Paya Holdings, Inc. Class A (a)	199,969	2,191,660
Paychex, Inc.	27,760	2,721,035
PayPal Holdings, Inc. (a)	10,570	2,566,819
Repay Holdings Corp. (a) (b)	106,001	2,488,903
Sabre Corp. (a) (b)	162,483	2,406,373
Shift4 Payments, Inc. Class A (a)	28,303	2,321,129
Square, Inc. Class A (a)	10,912	2,477,570
Sykes Enterprises, Inc. (a)	58,512	2,579,209
TTEC Holdings, Inc.	28,332	2,845,949
Verra Mobility Corp. (a) (b)	181,209	2,452,664
Visa, Inc. Class A	11,774	2,492,909
Western Union Co.	107,041	2,639,631
WEX, Inc. (a) (b)	11,962	2,502,690
		101,005,769
Security Description	Shares	Value
INTERACTIVE HOME ENTERTAINMENT — 4.0%
Activision Blizzard, Inc.	28,425	$2,643,525
Electronic Arts, Inc.	20,260	2,742,596
Glu Mobile, Inc. (a)	212,691	2,654,384
Playtika Holding Corp. (a)	101,294	2,756,210
Sciplay Corp. Class A (a) (b)	155,965	2,523,514
Take-Two Interactive Software, Inc. (a)	15,531	2,744,328
Zynga, Inc. Class A (a)	260,203	2,656,672
		18,721,229
IT CONSULTING & OTHER SERVICES — 5.7%
Accenture PLC Class A	9,969	2,753,936
Cognizant Technology Solutions Corp. Class A	33,997	2,655,846
DXC Technology Co. (a)	91,097	2,847,692
EPAM Systems, Inc. (a)	7,268	2,883,143
Gartner, Inc. (a)	14,141	2,581,439
International Business Machines Corp.	20,707	2,759,415
LiveRamp Holdings, Inc. (a)	47,235	2,450,552
Perficient, Inc. (a)	43,544	2,556,904
Perspecta, Inc.	91,312	2,652,613
Unisys Corp. (a)	96,973	2,465,054
		26,606,594
SYSTEMS SOFTWARE — 15.6%
A10 Networks, Inc. (a)	261,751	2,515,427
Appian Corp. (a) (b)	15,205	2,021,505
Cloudflare, Inc. Class A (a)	34,656	2,434,931
CommVault Systems, Inc. (a)	39,168	2,526,336
Crowdstrike Holdings, Inc. Class A (a) (b)	13,276	2,423,003
Datto Holding Corp. (a)	102,153	2,340,325
FireEye, Inc. (a)	128,022	2,505,391
Fortinet, Inc. (a)	14,039	2,589,072
McAfee Corp. Class A	111,180	2,528,233
Microsoft Corp.	11,206	2,642,039
NortonLifeLock, Inc.	123,084	2,616,766
OneSpan, Inc. (a)	101,439	2,485,255
Oracle Corp.	39,368	2,762,453
Palo Alto Networks, Inc. (a)	7,716	2,485,015
Ping Identity Holding Corp. (a) (b)	115,190	2,526,117
Progress Software Corp.	58,174	2,563,146
Proofpoint, Inc. (a)	21,065	2,649,766
Qualys, Inc. (a)	26,304	2,756,133
Rapid7, Inc. (a) (b)	33,368	2,489,586
SailPoint Technologies Holding, Inc. (a)	46,959	2,378,004
ServiceNow, Inc. (a)	5,407	2,704,095
SolarWinds Corp. (a)	157,171	2,741,062
Tenable Holdings, Inc. (a)	64,724	2,342,038
Teradata Corp. (a)	61,369	2,365,161
Varonis Systems, Inc. (a) (b)	45,183	2,319,695

See accompanying notes to schedule of investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
VMware, Inc. Class A (a) (b)	17,842	$2,684,329
Xperi Holding Corp.	109,830	2,390,999
Zscaler, Inc. (a)	14,322	2,458,658
Zuora, Inc. Class A (a)	186,301	2,757,255
		73,001,795
TOTAL COMMON STOCKS (Cost $440,508,458)		468,607,872
SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	211,551	211,614
State Street Navigator Securities Lending Portfolio II (e) (f)	25,053,572	25,053,572
TOTAL SHORT-TERM INVESTMENTS (Cost $25,265,186)		25,265,186
TOTAL INVESTMENTS — 105.4% (Cost $465,773,644)		493,873,058
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.4)%		(25,148,505)
NET ASSETS — 100.0%		$468,724,553

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$468,607,872	$—	$—	$468,607,872
Short-Term Investments	25,265,186	—	—	25,265,186
TOTAL INVESTMENTS	$493,873,058	$—	$—	$493,873,058
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	608,731	$608,974	$5,430,633	$5,827,958	$37	$(72)	211,551	$211,614	$—
State Street Navigator Securities Lending Portfolio II	10,181,710	10,181,710	181,274,607	166,402,745	—	—	25,053,572	25,053,572	36,749
Total		$10,790,684	$186,705,240	$172,230,703	$37	$(72)		$25,265,186	$36,749
See accompanying notes to schedule of investments.

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ALTERNATIVE CARRIERS — 25.0%
Anterix, Inc. (a) (b)	22,979	$1,083,690
Bandwidth, Inc. Class A (a) (b)	18,579	2,354,703
Cogent Communications Holdings, Inc.	36,702	2,523,630
Globalstar, Inc. (a)	1,469,709	1,984,107
Iridium Communications, Inc. (a)	57,065	2,353,931
Liberty Global PLC Class C (a)	93,032	2,376,037
Liberty Latin America, Ltd. Class C (a)	94,585	1,227,713
Lumen Technologies, Inc.	168,635	2,251,277
ORBCOMM, Inc. (a)	194,495	1,483,997
Vonage Holdings Corp. (a)	192,955	2,280,728
		19,919,813
COMMUNICATIONS EQUIPMENT — 55.3%
ADTRAN, Inc.	41,371	690,068
Arista Networks, Inc. (a)	8,395	2,534,367
Calix, Inc. (a)	50,997	1,767,556
Ciena Corp. (a)	43,603	2,385,956
Cisco Systems, Inc.	48,444	2,505,039
CommScope Holding Co., Inc. (a)	141,412	2,172,088
Comtech Telecommunications Corp.	28,702	712,958
Digi International, Inc. (a)	25,854	490,967
EchoStar Corp. Class A (a)	86,565	2,077,560
Extreme Networks, Inc. (a)	150,882	1,320,218
F5 Networks, Inc. (a)	12,083	2,520,755
Harmonic, Inc. (a)	80,642	632,233
Infinera Corp. (a) (b)	240,250	2,313,607
Inseego Corp. (a) (b)	219,276	2,192,760
Juniper Networks, Inc.	93,127	2,358,907
Lumentum Holdings, Inc. (a)	26,613	2,431,098
Motorola Solutions, Inc.	13,155	2,473,798
NETGEAR, Inc. (a)	54,163	2,226,099
NetScout Systems, Inc. (a)	57,342	1,614,751
Plantronics, Inc. (a)	56,735	2,207,559
Ubiquiti, Inc. (b)	7,047	2,102,120
ViaSat, Inc. (a)	42,838	2,059,223
Viavi Solutions, Inc. (a)	143,973	2,260,376
		44,050,063
INTEGRATED TELECOMMUNICATION SERVICES — 7.7%
AT&T, Inc.	79,435	2,404,497
ATN International, Inc.	5,409	265,690
Security Description	Shares	Value
Consolidated Communications Holdings, Inc. (a)	47,531	$342,223
Radius Global Infrastructure, Inc. Class A (a)	44,828	658,972
Verizon Communications, Inc.	42,517	2,472,364
		6,143,746
WIRELESS TELECOMMUNICATION SERVICES — 11.7%
Boingo Wireless, Inc. (a)	48,606	683,887
Gogo, Inc. (a) (b)	211,655	2,044,587
Shenandoah Telecommunications Co.	23,204	1,132,587
Telephone & Data Systems, Inc.	104,170	2,391,743
T-Mobile US, Inc. (a)	18,576	2,327,387
United States Cellular Corp. (a)	20,295	740,362
		9,320,553
TOTAL COMMON STOCKS (Cost $81,912,123)		79,434,175
SHORT-TERM INVESTMENTS — 7.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	272,852	272,933
State Street Navigator Securities Lending Portfolio II (e) (f)	5,856,690	5,856,690
TOTAL SHORT-TERM INVESTMENTS (Cost $6,129,599)		6,129,623
TOTAL INVESTMENTS — 107.4% (Cost $88,041,722)		85,563,798
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.4)%		(5,875,461)
NET ASSETS — 100.0%		$79,688,337
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$79,434,175	$—	$—	$79,434,175
Short-Term Investments	6,129,623	—	—	6,129,623
TOTAL INVESTMENTS	$85,563,798	$—	$—	$85,563,798
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	74,038	$74,068	$1,695,896	$1,497,011	$(18)	$(2)	272,852	$272,933	$100
State Street Navigator Securities Lending Portfolio II	1,586,316	1,586,316	58,610,145	54,339,771	—	—	5,856,690	5,856,690	140,338
Total		$1,660,384	$60,306,041	$55,836,782	$(18)	$(2)		$6,129,623	$140,438
See accompanying notes to schedule of investments.

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 22.8%
Air Transport Services Group, Inc. (a)	518,895	$15,182,868
Atlas Air Worldwide Holdings, Inc. (a)	322,343	19,482,411
C.H. Robinson Worldwide, Inc.	202,445	19,319,327
Echo Global Logistics, Inc. (a)	194,525	6,110,030
Expeditors International of Washington, Inc.	193,400	20,827,246
FedEx Corp.	71,878	20,416,227
Forward Air Corp.	138,369	12,288,551
Hub Group, Inc. Class A (a)	220,643	14,844,861
United Parcel Service, Inc. Class B	115,805	19,685,692
XPO Logistics, Inc. (a)	155,421	19,163,409
		167,320,622
AIRLINES — 25.9%
Alaska Air Group, Inc. (a)	285,560	19,763,607
Allegiant Travel Co. (a)	76,525	18,676,691
American Airlines Group, Inc. (a)	831,155	19,864,604
Delta Air Lines, Inc. (a)	389,753	18,817,275
Hawaiian Holdings, Inc. (a)	697,497	18,602,245
JetBlue Airways Corp. (a)	950,555	19,334,289
SkyWest, Inc. (a)	323,721	17,636,320
Southwest Airlines Co. (a)	318,298	19,435,276
Spirit Airlines, Inc. (a)	502,934	18,558,265
United Airlines Holdings, Inc. (a)	345,070	19,855,328
		190,543,900
AIRPORT SERVICES — 2.6%
Macquarie Infrastructure Corp. (b)	599,482	19,069,522
MARINE — 4.4%
Kirby Corp. (a)	282,238	17,013,307
Matson, Inc.	231,485	15,440,049
		32,453,356
RAILROADS — 11.4%
CSX Corp.	206,996	19,958,554
Kansas City Southern	90,103	23,779,984
Norfolk Southern Corp.	74,356	19,966,073
Union Pacific Corp.	90,774	20,007,498
		83,712,109
Security Description	Shares	Value
TRUCKING — 32.8%
ArcBest Corp.	172,855	$12,163,806
Avis Budget Group, Inc. (a)	282,093	20,463,026
Heartland Express, Inc.	406,257	7,954,512
JB Hunt Transport Services, Inc.	119,293	20,049,575
Knight-Swift Transportation Holdings, Inc.	421,477	20,268,829
Landstar System, Inc.	118,258	19,519,666
Lyft, Inc. Class A (a)	292,700	18,492,786
Marten Transport, Ltd.	428,224	7,266,961
Old Dominion Freight Line, Inc.	83,078	19,972,782
Ryder System, Inc.	250,980	18,986,637
Saia, Inc. (a)	88,792	20,473,659
Schneider National, Inc. Class B	723,732	18,071,588
Uber Technologies, Inc. (a)	321,808	17,541,754
Werner Enterprises, Inc.	410,327	19,355,125
		240,580,706
TOTAL COMMON STOCKS (Cost $593,833,818)		733,680,215
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d) (Cost $399,591)	399,593	399,713
TOTAL INVESTMENTS — 100.0% (Cost $594,233,409)		734,079,928
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(e)		9,955
NET ASSETS — 100.0%		$734,089,883
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	Amount is less than 0.05% of net assets.

See accompanying notes to schedule of investments.

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$733,680,215	$—	$—	$733,680,215
Short-Term Investment	399,713	—	—	399,713
TOTAL INVESTMENTS	$734,079,928	$—	$—	$734,079,928
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	187,689	$187,764	$9,897,031	$9,685,022	$(55)	$(5)	399,593	$399,713	$369
State Street Navigator Securities Lending Portfolio II	4,645,273	4,645,273	75,822,786	80,468,059	—	—	—	—	14,409
Total		$4,833,037	$85,719,817	$90,153,081	$(55)	$(5)		$399,713	$14,778
See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.1%
Hexcel Corp. (a)	3,556	$199,136
Northrop Grumman Corp.	6,850	2,216,934
		2,416,070
AIRLINES — 0.9%
Alaska Air Group, Inc. (a)	4,998	345,912
Southwest Airlines Co. (a)	24,076	1,470,080
		1,815,992
BANKS — 6.0%
Comerica, Inc.	5,637	404,398
East West Bancorp, Inc.	5,934	437,929
Prosperity Bancshares, Inc.	3,792	283,983
Signature Bank	2,394	541,283
SVB Financial Group (a)	2,227	1,099,381
US Bancorp	63,068	3,488,291
Wells Fargo & Co.	164,792	6,438,424
		12,693,689
BEVERAGES — 1.8%
Brown-Forman Corp. Class B	12,338	850,952
Constellation Brands, Inc. Class A	6,621	1,509,588
Monster Beverage Corp. (a)	15,386	1,401,511
		3,762,051
BIOTECHNOLOGY — 1.8%
ACADIA Pharmaceuticals, Inc. (a)	9,542	246,184
Alexion Pharmaceuticals, Inc. (a)	12,935	1,977,891
Biohaven Pharmaceutical Holding Co., Ltd. (a)	3,263	223,026
Blueprint Medicines Corp. (a)	3,314	322,220
ChemoCentryx, Inc. (a)	2,660	136,298
Global Blood Therapeutics, Inc. (a)	3,314	135,045
Mirati Therapeutics, Inc. (a)	2,699	462,339
Ultragenyx Pharmaceutical, Inc. (a)	3,667	417,525
		3,920,528
CAPITAL MARKETS — 0.4%
Northern Trust Corp.	8,512	894,696
CHEMICALS — 2.2%
Celanese Corp.	3,203	479,841
Corteva, Inc.	20,779	968,717
Dow, Inc.	20,456	1,307,957
DuPont de Nemours, Inc.	20,983	1,621,566
Valvoline, Inc.	5,248	136,815
WR Grace & Co.	1,701	101,822
		4,616,718
COMMERCIAL SERVICES & SUPPLIES — 1.3%
Rollins, Inc.	9,291	319,796
Waste Management, Inc.	18,470	2,383,000
		2,702,796
CONSUMER FINANCE — 2.2%
American Express Co.	32,582	4,608,398
Security Description	Shares	Value
LendingTree, Inc. (a) (b)	365	$77,745
Santander Consumer USA Holdings, Inc.	3,188	86,267
		4,772,410
CONTAINERS & PACKAGING — 0.7%
AptarGroup, Inc.	1,897	268,748
Ball Corp.	9,176	777,574
Graphic Packaging Holding Co.	7,814	141,902
Sealed Air Corp.	4,522	207,198
		1,395,422
DIVERSIFIED CONSUMER SERVICES — 0.4%
Bright Horizons Family Solutions, Inc. (a)	2,222	380,962
Chegg, Inc. (a)	5,428	464,962
Strategic Education, Inc.	893	82,076
		928,000
ELECTRIC UTILITIES — 1.0%
Alliant Energy Corp.	11,628	629,773
Edison International	16,164	947,210
Pinnacle West Capital Corp.	5,082	413,421
Portland General Electric Co.	3,968	188,361
		2,178,765
ELECTRICAL EQUIPMENT — 1.3%
Eaton Corp. PLC	17,182	2,375,927
Hubbell, Inc.	2,399	448,349
		2,824,276
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
CDW Corp.	9,045	1,499,209
FLIR Systems, Inc.	7,958	449,388
		1,948,597
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	21,086	455,668
ENTERTAINMENT — 8.4%
Netflix, Inc. (a)	15,713	8,196,844
Walt Disney Co. (a)	52,974	9,774,762
		17,971,606
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.8%
Alexandria Real Estate Equities, Inc. REIT	4,093	672,480
American Campus Communities, Inc. REIT	4,288	185,113
American Homes 4 Rent Class A REIT	8,346	278,256
Apartment Income REIT Corp.	3,705	158,426
Apartment Investment & Management Co. Class A REIT	3,705	22,749
Brixmor Property Group, Inc. REIT	9,276	187,653
Camden Property Trust REIT	3,067	337,094
CoreSite Realty Corp. REIT	1,273	152,569
Douglas Emmett, Inc. REIT	5,318	166,985

See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Equity LifeStyle Properties, Inc. REIT	5,512	$350,784
Healthcare Realty Trust, Inc. REIT	4,112	124,676
Healthcare Trust of America, Inc. Class A REIT	6,787	187,185
Host Hotels & Resorts, Inc. REIT (a)	18,940	319,139
JBG SMITH Properties REIT	3,994	126,969
National Retail Properties, Inc. REIT	5,523	243,399
Rayonier, Inc. REIT	4,626	149,189
Realty Income Corp. REIT	10,980	697,230
STORE Capital Corp. REIT	7,703	258,050
VICI Properties, Inc. REIT (b)	16,960	478,950
Welltower, Inc. REIT	12,851	920,517
		6,017,413
FOOD & STAPLES RETAILING — 0.9%
Casey's General Stores, Inc.	1,536	332,068
Grocery Outlet Holding Corp. (a)	3,867	142,654
Kroger Co.	33,557	1,207,716
US Foods Holding Corp. (a)	8,641	329,395
		2,011,833
FOOD PRODUCTS — 1.5%
J.M. Smucker Co.	4,539	574,320
Kellogg Co.	14,096	892,277
Lamb Weston Holdings, Inc.	5,705	442,023
McCormick & Co., Inc.	10,766	959,897
Post Holdings, Inc. (a)	2,566	271,277
		3,139,794
HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Penumbra, Inc. (a)	2,087	564,700
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Amedisys, Inc. (a)	2,100	556,059
Cigna Corp.	21,077	5,095,154
LHC Group, Inc. (a)	1,951	373,051
		6,024,264
HOTELS, RESTAURANTS & LEISURE — 3.1%
Choice Hotels International, Inc.	1,325	142,159
Starbucks Corp.	45,707	4,994,404
Vail Resorts, Inc.	1,596	465,490
Wendy's Co.	8,366	169,495
Yum China Holdings, Inc.	15,166	897,979
		6,669,527
HOUSEHOLD PRODUCTS — 0.6%
Clorox Co.	5,481	1,057,175
Energizer Holdings, Inc.	2,423	114,996
		1,172,171
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Vistra Corp.	20,287	358,674
Security Description	Shares	Value
INSURANCE — 2.0%
Assurant, Inc.	2,516	$356,693
Hartford Financial Services Group, Inc.	14,792	987,958
Lincoln National Corp.	7,015	436,824
Primerica, Inc.	1,804	266,667
Principal Financial Group, Inc.	11,476	688,101
Prudential Financial, Inc.	16,390	1,493,129
		4,229,372
INTERNET & DIRECT MARKETING RETAIL — 0.7%
Chewy, Inc. Class A (a) (b)	2,516	213,130
Etsy, Inc. (a)	6,118	1,233,817
		1,446,947
IT SERVICES — 17.4%
Amdocs, Ltd.	8,431	591,435
Black Knight, Inc. (a)	9,802	725,250
Booz Allen Hamilton Holding Corp.	8,917	718,086
Fastly, Inc. Class A (a) (b)	7,346	494,239
Fiserv, Inc. (a)	34,521	4,109,380
GoDaddy, Inc. Class A (a)	10,040	779,305
Paychex, Inc.	20,921	2,050,676
PayPal Holdings, Inc. (a)	50,252	12,203,196
Square, Inc. Class A (a)	26,072	5,919,648
Visa, Inc. Class A	42,091	8,911,927
WEX, Inc. (a)	2,866	599,624
		37,102,766
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc. (a)	13,606	271,032
LIFE SCIENCES TOOLS & SERVICES — 1.8%
Illumina, Inc. (a)	9,095	3,493,025
PPD, Inc. (a)	8,083	305,861
		3,798,886
MACHINERY — 1.7%
Illinois Tool Works, Inc.	14,205	3,146,691
Pentair PLC	7,024	437,736
		3,584,427
MEDIA — 0.6%
Discovery, Inc. Class A (a) (b)	4,953	215,258
New York Times Co. Class A	4,929	249,506
ViacomCBS, Inc. Class B	18,323	826,367
		1,291,131
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.2%
Annaly Capital Management, Inc. REIT	59,197	509,094
MULTI-UTILITIES — 1.2%
Consolidated Edison, Inc.	15,035	1,124,618
Public Service Enterprise Group, Inc.	23,449	1,411,864
		2,536,482

See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MULTILINE RETAIL — 1.9%
Target Corp.	20,772	$4,114,310
OIL, GAS & CONSUMABLE FUELS — 2.2%
EQT Corp. (a)	7,550	140,279
Equitrans Midstream Corp.	13,526	110,372
Marathon Petroleum Corp.	22,029	1,178,331
Phillips 66	14,384	1,172,871
Pioneer Natural Resources Co.	5,824	924,968
Targa Resources Corp.	7,036	223,393
Valero Energy Corp.	12,769	914,261
		4,664,475
PERSONAL PRODUCTS — 1.3%
Coty, Inc. Class A (a)	10,474	94,371
Estee Lauder Cos., Inc. Class A	8,999	2,617,359
		2,711,730
PHARMACEUTICALS — 6.7%
Jazz Pharmaceuticals PLC (a)	3,236	531,901
Johnson & Johnson	56,062	9,213,790
Zoetis, Inc.	28,408	4,473,692
		14,219,383
PROFESSIONAL SERVICES — 0.9%
Equifax, Inc.	5,322	963,974
ManpowerGroup, Inc.	2,389	236,272
Nielsen Holdings PLC	15,013	377,577
Robert Half International, Inc.	4,845	378,249
		1,956,072
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Redfin Corp. (a) (b)	3,580	238,392
ROAD & RAIL — 0.8%
Kansas City Southern	4,144	1,093,685
Lyft, Inc. Class A (a)	8,224	519,592
		1,613,277
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.8%
CMC Materials, Inc.	1,798	317,869
Texas Instruments, Inc.	60,694	11,470,559
Universal Display Corp.	2,695	638,095
		12,426,523
SOFTWARE — 5.0%
Anaplan, Inc. (a)	7,610	409,798
Bill.Com Holdings, Inc. (a)	4,644	675,702
Blackline, Inc. (a)	3,447	373,655
Dropbox, Inc. Class A (a)	15,116	402,992
Intuit, Inc.	16,980	6,504,359
Slack Technologies, Inc. Class A (a)	24,502	995,516
SVMK, Inc. (a)	8,102	148,429
Zendesk, Inc. (a)	7,887	1,045,974
		10,556,425
Security Description	Shares	Value
SPECIALTY RETAIL — 2.3%
Gap, Inc. (a)	9,307	$277,163
L Brands, Inc. (a)	8,798	544,244
TJX Cos., Inc.	45,076	2,981,778
Ulta Beauty, Inc. (a)	2,006	620,195
Williams-Sonoma, Inc.	3,067	549,606
		4,972,986
TEXTILES, APPAREL & LUXURY GOODS — 3.9%
Lululemon Athletica, Inc. (a)	4,960	1,521,282
NIKE, Inc. Class B	49,412	6,566,361
Ralph Lauren Corp. (a)	1,958	241,147
		8,328,790
THRIFTS & MORTGAGE FINANCE — 0.0% (c)
TFS Financial Corp.	2,194	44,692
TRADING COMPANIES & DISTRIBUTORS — 0.5%
W.W. Grainger, Inc.	1,994	799,454
Watsco, Inc.	1,410	367,658
		1,167,112
TOTAL COMMON STOCKS (Cost $174,220,465)		213,039,964
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (d) (e)	90,227	90,254
State Street Navigator Securities Lending Portfolio II (f) (g)	1,248,806	1,248,806
TOTAL SHORT-TERM INVESTMENTS (Cost $1,339,060)		1,339,060
TOTAL INVESTMENTS — 100.5% (Cost $175,559,525)		214,379,024
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(1,131,121)
NET ASSETS — 100.0%		$213,247,903
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$213,039,964	$—	$—	$213,039,964
Short-Term Investments	1,339,060	—	—	1,339,060
TOTAL INVESTMENTS	$214,379,024	$—	$—	$214,379,024
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	114,982	$115,028	$3,063,377	$3,088,138	$13	$(26)	90,227	$90,254	$110
State Street Navigator Securities Lending Portfolio II	403,993	403,993	12,591,832	11,747,019	—	—	1,248,806	1,248,806	8,091
Total		$519,021	$15,655,209	$14,835,157	$13	$(26)		$1,339,060	$8,201
See accompanying notes to schedule of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.1%
AEROSPACE & DEFENSE — 1.4%
Lockheed Martin Corp.	9,900	$3,658,050
Northrop Grumman Corp.	11,800	3,818,952
		7,477,002
AIR FREIGHT & LOGISTICS — 1.5%
C.H. Robinson Worldwide, Inc.	35,280	3,366,770
Expeditors International of Washington, Inc.	42,469	4,573,487
		7,940,257
AUTO COMPONENTS — 0.4%
Gentex Corp.	64,900	2,314,983
BEVERAGES — 2.2%
Coca-Cola Co.	107,913	5,688,094
PepsiCo, Inc.	44,776	6,333,565
		12,021,659
BUILDING PRODUCTS — 1.7%
Allegion PLC	24,100	3,027,442
Lennox International, Inc.	9,020	2,810,542
Trane Technologies PLC	20,600	3,410,536
		9,248,520
CAPITAL MARKETS — 3.1%
CME Group, Inc.	20,080	4,100,938
FactSet Research Systems, Inc.	10,067	3,106,576
Intercontinental Exchange, Inc.	48,078	5,369,351
Nasdaq, Inc.	30,600	4,512,276
		17,089,141
CHEMICALS — 3.0%
Air Products & Chemicals, Inc.	22,000	6,189,480
Ecolab, Inc.	20,319	4,349,688
Linde PLC	21,499	6,022,730
		16,561,898
COMMERCIAL SERVICES & SUPPLIES — 3.2%
MSA Safety, Inc.	9,700	1,455,194
Republic Services, Inc.	76,503	7,600,573
Tetra Tech, Inc.	14,200	1,927,224
Waste Management, Inc.	51,605	6,658,077
		17,641,068
COMMUNICATIONS EQUIPMENT — 0.6%
Motorola Solutions, Inc.	16,700	3,140,435
CONSTRUCTION MATERIALS — 0.8%
Vulcan Materials Co.	24,700	4,168,125
CONTAINERS & PACKAGING — 1.6%
AptarGroup, Inc.	17,326	2,454,574
Ball Corp.	54,263	4,598,247
Sonoco Products Co.	26,555	1,680,932
		8,733,753
DISTRIBUTORS — 0.6%
Pool Corp.	9,200	3,176,208
Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.4%
Service Corp. International	43,858	$2,238,951
DIVERSIFIED FINANCIAL SERVICES — 1.1%
Berkshire Hathaway, Inc. Class B (a)	23,947	6,117,740
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc.	141,100	4,271,097
Verizon Communications, Inc.	93,056	5,411,206
		9,682,303
ELECTRIC UTILITIES — 5.1%
Duke Energy Corp.	71,218	6,874,673
Eversource Energy	83,700	7,247,583
NextEra Energy, Inc.	86,465	6,537,619
Xcel Energy, Inc.	108,500	7,216,335
		27,876,210
ELECTRICAL EQUIPMENT — 1.2%
AMETEK, Inc.	23,975	3,062,326
Eaton Corp. PLC	24,700	3,415,516
		6,477,842
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	49,351	3,255,685
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 11.0%
Alexandria Real Estate Equities, Inc. REIT	36,030	5,919,729
American Homes 4 Rent Class A REIT	73,300	2,443,822
American Tower Corp. REIT	37,100	8,869,126
Camden Property Trust REIT	25,348	2,785,999
Crown Castle International Corp. REIT	56,385	9,705,550
Duke Realty Corp. REIT	100,400	4,209,772
EastGroup Properties, Inc. REIT	10,380	1,487,246
Equity LifeStyle Properties, Inc. REIT	48,880	3,110,723
Prologis, Inc. REIT	68,100	7,218,600
Public Storage REIT	31,900	7,871,644
Rexford Industrial Realty, Inc. REIT	34,900	1,758,960
Sun Communities, Inc. REIT	29,835	4,476,444
		59,857,615
FOOD & STAPLES RETAILING — 1.4%
Casey's General Stores, Inc.	9,800	2,118,662
Costco Wholesale Corp.	14,792	5,213,884
		7,332,546
GAS UTILITIES — 0.6%
Atmos Energy Corp.	33,930	3,353,981
HEALTH CARE EQUIPMENT & SUPPLIES — 4.4%
Abbott Laboratories	33,000	3,954,720
Baxter International, Inc.	46,000	3,879,640

See accompanying notes to schedule of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Danaher Corp.	19,205	$4,322,662
Medtronic PLC	35,182	4,156,050
STERIS PLC	22,709	4,325,610
Stryker Corp.	14,290	3,480,758
		24,119,440
HEALTH CARE PROVIDERS & SERVICES — 0.7%
UnitedHealth Group, Inc.	9,600	3,571,872
HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp.	47,600	3,421,488
HOTELS, RESTAURANTS & LEISURE — 2.7%
Domino's Pizza, Inc.	6,200	2,280,298
McDonald's Corp.	27,004	6,052,677
Starbucks Corp.	28,288	3,091,030
Yum! Brands, Inc.	27,436	2,968,026
		14,392,031
HOUSEHOLD DURABLES — 0.4%
NVR, Inc. (a)	460	2,167,028
HOUSEHOLD PRODUCTS — 1.3%
Procter & Gamble Co.	52,036	7,047,236
INDUSTRIAL CONGLOMERATES — 2.5%
3M Co.	21,478	4,138,381
Carlisle Cos., Inc.	14,000	2,304,120
Honeywell International, Inc.	17,250	3,744,458
Roper Technologies, Inc.	8,792	3,546,165
		13,733,124
INSURANCE — 11.8%
Alleghany Corp. (a)	3,649	2,285,332
Allstate Corp.	46,500	5,342,850
Aon PLC Class A	19,926	4,585,172
Arthur J Gallagher & Co.	42,277	5,274,901
Assurant, Inc.	15,300	2,169,081
Brown & Brown, Inc.	62,313	2,848,327
Chubb, Ltd.	26,363	4,164,563
Enstar Group, Ltd. (a)	4,900	1,208,977
Globe Life, Inc.	26,965	2,605,628
Loews Corp.	60,456	3,100,184
Markel Corp. (a)	3,589	4,090,096
Marsh & McLennan Cos., Inc.	46,767	5,696,221
Old Republic International Corp.	75,307	1,644,705
Progressive Corp.	46,200	4,417,182
RenaissanceRe Holdings, Ltd.	13,370	2,142,542
Travelers Cos., Inc.	31,000	4,662,400
Willis Towers Watson PLC	21,659	4,957,312
WR Berkley Corp.	36,082	2,718,779
		63,914,252
INTERACTIVE MEDIA & SERVICES — 0.6%
Alphabet, Inc. Class A (a)	1,558	3,213,406
INTERNET & DIRECT MARKETING RETAIL — 0.4%
Amazon.com, Inc. (a)	700	2,165,856
Security Description	Shares	Value
IT SERVICES — 7.2%
Accenture PLC Class A	14,599	$4,032,974
Amdocs, Ltd.	34,919	2,449,568
Automatic Data Processing, Inc.	21,082	3,973,324
Black Knight, Inc. (a)	40,517	2,997,853
Broadridge Financial Solutions, Inc.	23,726	3,632,450
Fidelity National Information Services, Inc.	25,742	3,619,583
Fiserv, Inc. (a)	29,025	3,455,136
Jack Henry & Associates, Inc.	20,144	3,056,248
Paychex, Inc.	42,689	4,184,376
VeriSign, Inc. (a)	17,400	3,458,424
Visa, Inc. Class A	20,692	4,381,117
		39,241,053
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Hasbro, Inc.	22,200	2,133,864
MACHINERY — 3.7%
Graco, Inc.	44,499	3,187,018
IDEX Corp.	17,300	3,621,236
Illinois Tool Works, Inc.	18,154	4,021,474
PACCAR, Inc.	32,600	3,029,192
Toro Co.	28,600	2,949,804
Xylem, Inc.	29,300	3,081,774
		19,890,498
MULTI-UTILITIES — 4.7%
Ameren Corp.	67,136	5,462,185
CMS Energy Corp.	76,700	4,695,574
Dominion Energy, Inc.	106,491	8,089,056
WEC Energy Group, Inc.	80,300	7,515,277
		25,762,092
MULTILINE RETAIL — 0.6%
Dollar General Corp.	15,900	3,221,658
OIL, GAS & CONSUMABLE FUELS — 1.0%
Chevron Corp.	16,182	1,695,712
Exxon Mobil Corp.	28,790	1,607,345
Kinder Morgan, Inc.	139,400	2,321,010
		5,624,067
PHARMACEUTICALS — 2.8%
Johnson & Johnson	32,898	5,406,786
Merck & Co., Inc.	65,960	5,084,857
Zoetis, Inc.	30,409	4,788,809
		15,280,452
PROFESSIONAL SERVICES — 0.9%
Verisk Analytics, Inc.	26,636	4,706,315
ROAD & RAIL — 1.6%
Kansas City Southern	15,000	3,958,800
Landstar System, Inc.	10,200	1,683,612
Union Pacific Corp.	14,300	3,151,863
		8,794,275

See accompanying notes to schedule of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Texas Instruments, Inc.	20,269	$3,830,638
SOFTWARE — 4.2%
Adobe, Inc. (a)	7,071	3,361,341
Intuit, Inc.	8,960	3,432,218
Microsoft Corp.	21,128	4,981,349
Oracle Corp.	58,957	4,137,013
Synopsys, Inc. (a)	13,025	3,227,334
Tyler Technologies, Inc. (a)	8,200	3,481,146
		22,620,401
SPECIALTY RETAIL — 3.0%
AutoZone, Inc. (a)	2,240	3,145,632
Home Depot, Inc.	14,543	4,439,251
O'Reilly Automotive, Inc. (a)	5,692	2,887,267
Ross Stores, Inc.	19,299	2,314,143
TJX Cos., Inc.	49,067	3,245,782
		16,032,075
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
NIKE, Inc. Class B	23,200	3,083,049
TOTAL COMMON STOCKS (Cost $499,945,597)		543,672,092
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (b) (c)	724,640	724,858
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (e)	2,759,231	$2,759,231
TOTAL SHORT-TERM INVESTMENTS (Cost $3,484,077)		3,484,089
TOTAL INVESTMENTS — 100.7% (Cost $503,429,674)		547,156,181
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(3,739,329)
NET ASSETS — 100.0%		$543,416,852
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$543,672,092	$—	$—	$543,672,092
Short-Term Investments	3,484,089	—	—	3,484,089
TOTAL INVESTMENTS	$547,156,181	$—	$—	$547,156,181
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	608,425	$608,669	$16,355,634	$16,239,406	$89	$(128)	724,640	$724,858	$811
State Street Navigator Securities Lending Portfolio II	2,070,090	2,070,090	17,129,315	16,440,174	—	—	2,759,231	2,759,231	1,422
Total		$2,678,759	$33,484,949	$32,679,580	$89	$(128)		$3,484,089	$2,233
See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 1.0%
Cubic Corp.	4,900	$365,393
Curtiss-Wright Corp.	3,300	391,380
Kaman Corp.	7,979	409,243
Moog, Inc. Class A	4,600	382,490
National Presto Industries, Inc.	7,163	731,127
		2,279,633
AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp.	6,002	533,038
Hub Group, Inc. Class A (a)	7,100	477,688
		1,010,726
AUTO COMPONENTS — 0.8%
Dorman Products, Inc. (a)	4,255	436,733
Gentherm, Inc. (a)	4,187	310,299
Standard Motor Products, Inc.	18,771	780,498
Stoneridge, Inc. (a)	6,300	200,403
		1,727,933
BANKS — 19.6%
1st Source Corp.	12,731	605,741
Allegiance Bancshares, Inc.	11,700	474,318
Arrow Financial Corp.	21,368	711,768
Associated Banc-Corp.	25,600	546,304
BancFirst Corp.	6,500	459,485
BancorpSouth Bank	13,600	441,728
Bank First Corp.	7,900	592,421
Bank of Hawaii Corp.	5,275	472,060
Bank of Marin Bancorp	18,150	710,754
Banner Corp.	8,929	476,184
Brookline Bancorp, Inc.	41,645	624,675
Bryn Mawr Bank Corp.	14,900	678,099
Cambridge Bancorp	9,600	809,472
Camden National Corp.	14,000	670,040
Capital City Bank Group, Inc.	17,900	465,758
Central Pacific Financial Corp.	19,317	515,378
City Holding Co.	10,404	850,839
Community Bank System, Inc.	10,941	839,393
Community Trust Bancorp, Inc.	15,271	672,382
CVB Financial Corp.	30,900	682,581
Enterprise Financial Services Corp.	9,800	484,512
Farmers National Banc Corp.	36,700	612,890
First Bancshares, Inc.	13,574	496,944
First Busey Corp.	23,690	607,648
First Commonwealth Financial Corp.	32,500	467,025
First Community Bankshares, Inc.	21,200	635,788
First Financial Corp.	16,293	733,348
First Interstate BancSystem, Inc. Class A	12,013	553,079
First Merchants Corp.	9,900	460,350
First Mid-Illinois Bancshares, Inc.	17,983	789,993
First of Long Island Corp.	32,200	684,250
Flushing Financial Corp.	19,500	413,985
Fulton Financial Corp.	36,599	623,281
Security Description	Shares	Value
German American Bancorp, Inc.	15,100	$697,922
Great Southern Bancorp, Inc.	10,200	578,034
Guaranty Bancshares, Inc.	11,530	423,727
HarborOne Bancorp, Inc.	50,017	673,729
Heartland Financial USA, Inc.	9,800	492,548
Heritage Commerce Corp.	47,900	585,338
Heritage Financial Corp.	21,000	593,040
Hilltop Holdings, Inc.	13,800	470,994
HomeTrust Bancshares, Inc.	21,449	522,283
Independent Bank Corp.	5,500	463,045
Independent Bank Corp.	20,898	494,029
Investors Bancorp, Inc.	40,366	592,977
Lakeland Bancorp, Inc.	29,600	515,928
Lakeland Financial Corp.	7,500	518,925
MidWestOne Financial Group, Inc.	17,100	529,587
National Bank Holdings Corp. Class A	12,400	492,032
NBT Bancorp, Inc.	21,969	876,563
Nicolet Bankshares, Inc. (a)	11,453	955,867
OceanFirst Financial Corp.	19,400	464,436
Old National Bancorp	35,613	688,755
Park National Corp.	5,129	663,180
Peoples Bancorp, Inc.	17,668	586,048
QCR Holdings, Inc.	11,912	562,485
Republic Bancorp, Inc. Class A	13,475	596,808
S&T Bancorp, Inc.	17,800	596,300
Sandy Spring Bancorp, Inc.	13,923	604,676
Simmons First National Corp. Class A	17,500	519,225
Southern First Bancshares, Inc. (a)	9,600	450,048
Southside Bancshares, Inc.	21,785	838,940
Stock Yards Bancorp, Inc.	9,717	496,150
Tompkins Financial Corp.	7,866	650,518
Towne Bank	14,800	449,920
TriCo Bancshares	13,794	653,422
Trustmark Corp.	17,600	592,416
UMB Financial Corp.	5,600	517,048
Umpqua Holdings Corp.	26,200	459,810
Univest Financial Corp.	16,400	468,876
Washington Trust Bancorp, Inc.	12,386	639,489
WesBanco, Inc.	14,300	515,658
West Bancorporation, Inc.	19,219	462,986
Westamerica Bancorp	11,900	747,082
		43,563,317
BIOTECHNOLOGY — 1.3%
Alkermes PLC (a)	13,467	251,564
Amicus Therapeutics, Inc. (a)	13,400	132,392
Anika Therapeutics, Inc. (a)	5,848	238,540
Arena Pharmaceuticals, Inc. (a)	2,700	187,353
Biohaven Pharmaceutical Holding Co., Ltd. (a)	1,600	109,360
CytomX Therapeutics, Inc. (a)	16,300	125,999
Eagle Pharmaceuticals, Inc. (a)	3,200	133,568
Emergent BioSolutions, Inc. (a)	2,264	210,348
Enanta Pharmaceuticals, Inc. (a)	4,100	202,212
FibroGen, Inc. (a)	4,500	156,195

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Heron Therapeutics, Inc. (a)	10,000	$162,100
Ironwood Pharmaceuticals, Inc. (a) (b)	21,101	235,909
Radius Health, Inc. (a)	6,700	139,762
Sinovac Biotech, Ltd. (a) (b) (c)	30,008	194,152
Travere Therapeutics, Inc. (a)	7,100	177,287
Vanda Pharmaceuticals, Inc. (a)	10,024	150,560
Xencor, Inc. (a)	4,100	176,546
		2,983,847
BUILDING PRODUCTS — 1.0%
AAON, Inc.	9,498	664,955
Armstrong World Industries, Inc.	4,700	423,423
CSW Industrials, Inc.	5,245	708,075
Simpson Manufacturing Co., Inc.	4,600	477,158
		2,273,611
CAPITAL MARKETS — 1.1%
Diamond Hill Investment Group, Inc.	4,276	667,099
Houlihan Lokey, Inc.	13,400	891,234
Open Lending Corp. Class A (a)	8,300	293,986
PJT Partners, Inc. Class A	7,300	493,845
		2,346,164
CHEMICALS — 2.9%
Ashland Global Holdings, Inc.	6,400	568,128
Balchem Corp.	5,216	654,138
Chase Corp.	4,874	567,285
Hawkins, Inc.	10,400	348,608
Innospec, Inc.	3,904	400,902
Minerals Technologies, Inc.	5,200	391,664
NewMarket Corp.	3,200	1,216,512
Quaker Chemical Corp.	1,572	383,206
Sensient Technologies Corp.	9,633	751,374
Stepan Co.	5,644	717,409
Valvoline, Inc.	14,700	383,229
		6,382,455
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	8,239	420,271
Brady Corp. Class A	10,088	539,204
Casella Waste Systems, Inc. Class A (a)	7,992	508,051
Ennis, Inc.	35,802	764,373
Healthcare Services Group, Inc.	14,397	403,548
Kimball International, Inc. Class B	38,019	532,266
Matthews International Corp. Class A	8,865	350,611
UniFirst Corp.	2,604	582,541
US Ecology, Inc. (a)	11,618	483,773
		4,584,638
COMMUNICATIONS EQUIPMENT — 1.4%
EchoStar Corp. Class A (a)	25,943	622,632
Ituran Location and Control, Ltd.	16,629	353,034
NetScout Systems, Inc. (a)	17,074	480,804
Security Description	Shares	Value
Radware, Ltd. (a)	30,323	$790,824
ViaSat, Inc. (a)	6,200	298,034
Viavi Solutions, Inc. (a)	34,699	544,774
		3,090,102
CONSTRUCTION & ENGINEERING — 0.7%
Argan, Inc.	7,000	373,450
Comfort Systems USA, Inc.	5,100	381,327
Primoris Services Corp.	9,200	304,796
Valmont Industries, Inc.	1,992	473,439
		1,533,012
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	3,603	484,279
CONSUMER FINANCE — 0.2%
FirstCash, Inc.	7,700	505,659
CONTAINERS & PACKAGING — 1.0%
Graphic Packaging Holding Co.	38,900	706,424
Greif, Inc. Class A	7,900	450,300
Silgan Holdings, Inc.	22,737	955,636
		2,112,360
DIVERSIFIED CONSUMER SERVICES — 0.8%
Adtalem Global Education, Inc. (a)	7,100	280,734
Carriage Services, Inc.	9,910	348,733
Graham Holdings Co. Class B	897	504,509
H&R Block, Inc.	16,900	368,420
Strategic Education, Inc.	3,500	321,685
		1,824,081
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Alerus Financial Corp. (b)	19,684	586,189
Cannae Holdings, Inc. (a)	13,400	530,908
		1,117,097
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
ATN International, Inc.	8,706	427,639
Cogent Communications Holdings, Inc.	9,300	639,468
Liberty Latin America, Ltd. Class C (a)	18,000	233,640
Vonage Holdings Corp. (a)	18,800	222,216
		1,522,963
ELECTRIC UTILITIES — 2.6%
Hawaiian Electric Industries, Inc.	42,100	1,870,503
IDACORP, Inc.	13,000	1,299,610
MGE Energy, Inc.	19,136	1,366,119
Portland General Electric Co.	27,500	1,305,425
		5,841,657
ELECTRICAL EQUIPMENT — 0.4%
Encore Wire Corp.	8,000	537,040
EnerSys	3,900	354,120
		891,160

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Avnet, Inc.	10,369	$430,417
Badger Meter, Inc.	5,852	544,645
Benchmark Electronics, Inc.	13,042	403,259
CTS Corp.	12,087	375,422
ePlus, Inc. (a)	3,781	376,739
Hollysys Automation Technologies, Ltd.	29,600	370,592
Knowles Corp. (a)	21,000	439,320
Methode Electronics, Inc.	9,500	398,810
Novanta, Inc. (a)	3,800	501,182
OSI Systems, Inc. (a)	4,900	470,890
Plexus Corp. (a)	6,718	616,981
Sanmina Corp. (a)	7,400	306,212
ScanSource, Inc. (a)	10,385	311,031
Vishay Intertechnology, Inc.	14,800	356,384
		5,901,884
ENERGY EQUIPMENT & SERVICES — 0.4%
Cactus, Inc. Class A	3,300	101,046
Dril-Quip, Inc. (a)	7,085	235,435
Frank's International NV (a)	26,200	93,010
Helmerich & Payne, Inc.	4,800	129,408
National Energy Services Reunited Corp. (a)	13,800	170,706
Solaris Oilfield Infrastructure, Inc. Class A	9,000	110,430
TechnipFMC PLC	15,600	120,432
		960,467
ENTERTAINMENT — 0.4%
Madison Square Garden Sports Corp. (a)	2,600	466,596
Manchester United PLC Class A	19,665	309,527
		776,123
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 11.7%
Agree Realty Corp. REIT	16,944	1,140,501
Community Healthcare Trust, Inc. REIT	18,101	834,818
CoreSite Realty Corp. REIT	6,200	743,070
Corporate Office Properties Trust REIT	24,600	647,718
Cousins Properties, Inc. REIT	19,000	671,650
Easterly Government Properties, Inc. REIT	60,384	1,251,760
Equity Commonwealth REIT	141,400	3,930,920
Four Corners Property Trust, Inc. REIT	22,362	612,719
Getty Realty Corp. REIT	34,596	979,759
Gladstone Commercial Corp. REIT	36,712	718,087
Gladstone Land Corp. REIT	35,700	653,310
Healthcare Realty Trust, Inc. REIT	36,000	1,091,520
Hudson Pacific Properties, Inc. REIT	21,400	580,582
Security Description	Shares	Value
Independence Realty Trust, Inc. REIT	44,915	$682,708
Industrial Logistics Properties Trust REIT	34,400	795,672
Lexington Realty Trust REIT	84,578	939,662
LTC Properties, Inc. REIT	15,182	633,393
Monmouth Real Estate Investment Corp. REIT	46,102	815,544
National Health Investors, Inc. REIT	8,900	643,292
National Storage Affiliates Trust REIT	26,105	1,042,373
Physicians Realty Trust REIT	44,200	781,014
PotlatchDeltic Corp. REIT	10,700	566,244
PS Business Parks, Inc. REIT	8,300	1,283,014
QTS Realty Trust, Inc. Class A REIT	9,500	589,380
Rayonier, Inc. REIT	25,902	835,339
STAG Industrial, Inc. REIT	23,900	803,279
Terreno Realty Corp. REIT	21,900	1,265,163
Washington Real Estate Investment Trust	25,214	557,229
		26,089,720
FOOD & STAPLES RETAILING — 0.4%
PriceSmart, Inc.	4,596	444,663
Weis Markets, Inc.	9,394	530,949
		975,612
FOOD PRODUCTS — 2.4%
Calavo Growers, Inc.	5,000	388,200
Cal-Maine Foods, Inc. (a)	13,155	505,415
Flowers Foods, Inc.	37,300	887,740
Fresh Del Monte Produce, Inc.	12,900	369,327
Hostess Brands, Inc. (a)	34,573	495,777
J&J Snack Foods Corp.	5,253	824,878
Lancaster Colony Corp.	5,600	982,016
Nomad Foods, Ltd. (a)	16,000	439,360
Sanderson Farms, Inc.	2,300	358,294
		5,251,007
GAS UTILITIES — 1.0%
National Fuel Gas Co.	20,500	1,024,795
ONE Gas, Inc.	15,700	1,207,487
		2,232,282
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
AngioDynamics, Inc. (a)	13,467	315,128
AtriCure, Inc. (a)	4,281	280,491
Avanos Medical, Inc. (a)	5,548	242,669
AxoGen, Inc. (a)	6,700	135,742
Cantel Medical Corp. (a)	3,357	268,023
Cardiovascular Systems, Inc. (a)	5,500	210,870
Cerus Corp. (a)	20,800	125,008
CONMED Corp.	2,563	334,702
CryoLife, Inc. (a)	10,221	230,790
Glaukos Corp. (a)	1,600	134,288

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Heska Corp. (a)	984	$165,765
ICU Medical, Inc. (a)	2,300	472,512
Inogen, Inc. (a)	2,700	141,804
Intersect ENT, Inc. (a)	6,290	131,335
LeMaitre Vascular, Inc.	5,841	284,924
LivaNova PLC (a)	3,606	265,870
Meridian Bioscience, Inc. (a)	6,599	173,224
Merit Medical Systems, Inc. (a)	3,729	223,293
Mesa Laboratories, Inc.	1,500	365,250
Natus Medical, Inc. (a)	12,174	311,776
Neogen Corp. (a)	6,116	543,651
Nevro Corp. (a)	1,300	181,350
NuVasive, Inc. (a)	5,202	341,043
Orthofix Medical, Inc. (a)	8,014	347,407
OrthoPediatrics Corp. (a)	4,900	238,875
SeaSpine Holdings Corp. (a)	8,685	151,119
Surmodics, Inc. (a)	3,922	219,907
Varex Imaging Corp. (a)	9,020	184,820
		7,021,636
HEALTH CARE PROVIDERS & SERVICES — 2.7%
Acadia Healthcare Co., Inc. (a)	2,963	169,306
Addus HomeCare Corp. (a)	2,307	241,289
Brookdale Senior Living, Inc. (a)	25,765	155,878
Ensign Group, Inc.	3,711	348,240
Joint Corp. (a)	3,100	149,947
Magellan Health, Inc. (a)	2,716	253,240
MEDNAX, Inc. (a)	6,160	156,895
ModivCare, Inc. (a)	2,559	379,039
National HealthCare Corp.	17,698	1,378,851
National Research Corp.	6,327	296,294
New Frontier Health Corp. (a)	60,800	687,040
Patterson Cos., Inc.	8,482	271,000
Premier, Inc. Class A	20,526	694,805
RadNet, Inc. (a)	6,452	140,331
Select Medical Holdings Corp. (a)	7,730	263,593
Triple-S Management Corp. Class B (a)	5,300	137,959
US Physical Therapy, Inc.	2,835	295,124
		6,018,831
HEALTH CARE TECHNOLOGY — 0.5%
Computer Programs & Systems, Inc.	10,700	327,420
HealthStream, Inc. (a)	26,594	594,110
Vocera Communications, Inc. (a)	6,150	236,529
		1,158,059
HOTELS, RESTAURANTS & LEISURE — 1.0%
Cheesecake Factory, Inc. (a)	4,262	249,369
Cracker Barrel Old Country Store, Inc.	2,102	363,394
Monarch Casino & Resort, Inc. (a)	4,263	258,423
Papa John's International, Inc.	3,500	310,240
Travel + Leisure Co.	3,880	237,301
Wendy's Co.	22,800	461,928
Security Description	Shares	Value
Wingstop, Inc.	2,200	$279,774
		2,160,429
HOUSEHOLD DURABLES — 1.0%
Cavco Industries, Inc. (a)	1,200	270,732
Ethan Allen Interiors, Inc.	11,541	318,647
Green Brick Partners, Inc. (a)	14,300	324,324
La-Z-Boy, Inc.	7,800	331,344
MDC Holdings, Inc.	5,533	328,660
Taylor Morrison Home Corp. (a)	8,210	252,950
Tri Pointe Homes, Inc. (a)	12,727	259,122
Universal Electronics, Inc. (a)	3,600	197,892
		2,283,671
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a)	6,400	371,264
Spectrum Brands Holdings, Inc.	2,600	221,000
WD-40 Co.	2,340	716,461
		1,308,725
INSURANCE — 5.3%
American National Group, Inc.	7,733	834,159
AMERISAFE, Inc.	15,585	997,440
Argo Group International Holdings, Ltd.	9,611	483,626
Axis Capital Holdings, Ltd.	11,700	579,969
Employers Holdings, Inc.	23,200	998,992
Hanover Insurance Group, Inc.	6,600	854,436
Horace Mann Educators Corp.	19,760	853,830
James River Group Holdings, Ltd.	13,100	597,622
RLI Corp.	6,300	702,891
Safety Insurance Group, Inc.	15,228	1,282,959
Selective Insurance Group, Inc.	10,325	748,975
SiriusPoint, Ltd. (a)	51,100	519,687
Stewart Information Services Corp.	9,903	515,253
United Fire Group, Inc.	17,800	619,440
White Mountains Insurance Group, Ltd.	1,087	1,211,896
		11,801,175
IT SERVICES — 2.5%
Cass Information Systems, Inc.	11,516	532,845
CSG Systems International, Inc.	10,802	484,902
EVERTEC, Inc.	11,300	420,586
ExlService Holdings, Inc. (a)	6,671	601,457
Hackett Group, Inc.	21,300	349,107
MAXIMUS, Inc.	13,200	1,175,328
NIC, Inc.	10,245	347,613
Perficient, Inc. (a)	6,307	370,347
Switch, Inc. Class A	19,500	317,070
Sykes Enterprises, Inc. (a)	14,469	637,794
Tucows, Inc. Class A (a)	3,000	232,500
		5,469,549
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Clarus Corp.	23,200	395,560
Johnson Outdoors, Inc. Class A	1,900	271,225

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Sturm Ruger & Co., Inc.	4,500	$297,315
		964,100
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Luminex Corp.	9,581	305,634
NeoGenomics, Inc. (a)	5,323	256,728
		562,362
MACHINERY — 5.0%
Alamo Group, Inc.	3,942	615,543
Albany International Corp. Class A	4,167	347,819
Allison Transmission Holdings, Inc.	14,100	575,703
Astec Industries, Inc.	4,800	362,016
Barnes Group, Inc.	7,051	349,306
Crane Co.	4,100	385,031
Douglas Dynamics, Inc.	8,892	410,366
Enerpac Tool Group Corp.	14,600	381,352
ESCO Technologies, Inc.	5,066	551,637
Federal Signal Corp.	12,600	482,580
Franklin Electric Co., Inc.	8,706	687,252
Gorman-Rupp Co.	16,500	546,315
Hillenbrand, Inc.	7,587	361,976
Kadant, Inc.	2,300	425,523
Lindsay Corp.	5,358	892,750
Miller Industries, Inc.	13,100	605,089
Mueller Industries, Inc.	8,800	363,880
Mueller Water Products, Inc. Class A	37,727	524,028
Standex International Corp.	3,800	363,166
Tennant Co.	5,400	431,406
TriMas Corp. (a)	20,996	636,599
Watts Water Technologies, Inc. Class A	6,829	811,353
		11,110,690
MEDIA — 1.0%
Hemisphere Media Group, Inc. (a)	29,600	344,840
John Wiley & Sons, Inc. Class A	8,842	479,236
MSG Networks, Inc. Class A (a)	14,286	214,862
Scholastic Corp.	17,048	513,315
TechTarget, Inc. (a)	3,700	256,965
TEGNA, Inc.	21,778	410,080
		2,219,298
METALS & MINING — 0.1%
SunCoke Energy, Inc.	20,100	140,901
Warrior Met Coal, Inc.	9,100	155,883
		296,784
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.6%
Broadmark Realty Capital, Inc. REIT	60,000	627,600
KKR Real Estate Finance Trust, Inc. REIT	40,774	749,834
		1,377,434
MULTI-UTILITIES — 0.6%
Black Hills Corp.	20,000	1,335,400
Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 0.8%
Arch Resources, Inc.	4,694	$195,270
CVR Energy, Inc.	5,200	99,736
Delek US Holdings, Inc.	5,300	115,434
Geopark, Ltd.	6,100	97,600
Magnolia Oil & Gas Corp. Class A (a)	8,000	91,840
Par Pacific Holdings, Inc. (a)	6,431	90,806
Sabine Royalty Trust (b)	20,806	631,670
SFL Corp., Ltd.	64,824	519,889
		1,842,245
PHARMACEUTICALS — 1.2%
Amneal Pharmaceuticals, Inc. (a)	22,400	150,752
Amphastar Pharmaceuticals, Inc. (a)	16,604	304,186
BioDelivery Sciences International, Inc. (a)	34,800	136,068
Corcept Therapeutics, Inc. (a)	5,700	135,603
Evofem Biosciences, Inc. (a) (b)	4,939	8,643
Innoviva, Inc. (a)	28,575	341,471
Pacira BioSciences, Inc. (a)	2,900	203,261
Phibro Animal Health Corp. Class A	13,700	334,280
Prestige Consumer Healthcare, Inc. (a)	11,411	502,997
Revance Therapeutics, Inc. (a)	5,800	162,110
Supernus Pharmaceuticals, Inc. (a)	7,800	204,204
Theravance Biopharma, Inc. (a)	7,300	148,993
		2,632,568
PROFESSIONAL SERVICES — 2.4%
CBIZ, Inc. (a)	18,693	610,513
Exponent, Inc.	7,300	711,385
Forrester Research, Inc. (a)	10,538	447,654
FTI Consulting, Inc. (a)	3,900	546,429
ICF International, Inc.	7,105	620,977
KBR, Inc.	11,000	422,290
Kelly Services, Inc. Class A (a)	16,534	368,212
ManTech International Corp. Class A	8,183	711,512
Resources Connection, Inc.	33,633	455,391
Science Applications International Corp.	5,900	493,181
		5,387,544
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
FRP Holdings, Inc. (a)	8,500	418,370
Tejon Ranch Co. (a)	35,000	585,900
		1,004,270
ROAD & RAIL — 0.9%
Heartland Express, Inc.	42,524	832,620
Marten Transport, Ltd.	27,934	474,040
Werner Enterprises, Inc.	15,316	722,456
		2,029,116

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
CEVA, Inc. (a)	5,500	$308,825
Cirrus Logic, Inc. (a)	4,300	364,597
CMC Materials, Inc.	2,500	441,975
Diodes, Inc. (a)	3,800	303,392
Kulicke & Soffa Industries, Inc.	6,872	337,484
Nova Measuring Instruments, Ltd. (a)	5,026	457,416
Photronics, Inc. (a)	24,800	318,928
Power Integrations, Inc.	6,147	500,857
Rambus, Inc. (a)	20,499	398,501
		3,431,975
SOFTWARE — 2.9%
ACI Worldwide, Inc. (a)	13,907	529,161
Allot, Ltd. (a) (b)	30,756	491,173
American Software, Inc. Class A	18,888	390,982
Blackbaud, Inc. (a)	6,904	490,736
Bottomline Technologies DE, Inc. (a)	7,264	328,696
CommVault Systems, Inc. (a)	6,656	429,312
Cornerstone OnDemand, Inc. (a)	6,200	270,196
Envestnet, Inc. (a)	4,400	317,812
InterDigital, Inc.	7,064	448,211
J2 Global, Inc. (a)	4,000	479,440
Magic Software Enterprises, Ltd.	24,320	369,907
Model N, Inc. (a) (b)	7,169	252,564
Progress Software Corp.	9,011	397,025
QAD, Inc. Class A	4,400	292,952
Qualys, Inc. (a)	3,000	314,340
SPS Commerce, Inc. (a)	3,461	343,712
Verint Systems, Inc. (a)	8,783	399,539
		6,545,758
SPECIALTY RETAIL — 0.9%
American Eagle Outfitters, Inc. (b)	7,719	225,704
America's Car-Mart, Inc. (a)	1,500	228,555
Asbury Automotive Group, Inc. (a)	1,595	313,417
Monro, Inc. (b)	4,905	322,749
Murphy USA, Inc.	2,948	426,163
Winmark Corp.	2,800	522,004
		2,038,592
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Carter's, Inc. (a)	5,100	453,543
Oxford Industries, Inc.	3,000	262,260
Steven Madden, Ltd.	9,493	353,709
Superior Group of Cos., Inc.	9,669	245,786
Wolverine World Wide, Inc.	7,571	290,121
		1,605,419
THRIFTS & MORTGAGE FINANCE — 3.2%
Bridgewater Bancshares, Inc. (a)	29,900	482,885
Capitol Federal Financial, Inc.	70,212	929,958
Kearny Financial Corp.	61,704	745,384
Luther Burbank Corp.	42,200	499,226
Security Description	Shares	Value
Meridian Bancorp, Inc.	34,230	$630,517
Northfield Bancorp, Inc.	45,673	727,114
Northwest Bancshares, Inc.	53,022	766,168
Provident Financial Services, Inc.	21,284	474,207
TrustCo Bank Corp.	76,000	560,120
Washington Federal, Inc.	22,661	697,959
Waterstone Financial, Inc.	30,541	623,647
		7,137,185
TOBACCO — 0.4%
Universal Corp.	7,772	458,470
Vector Group, Ltd.	30,541	426,047
		884,517
TRADING COMPANIES & DISTRIBUTORS — 1.1%
Applied Industrial Technologies, Inc.	4,215	384,282
GATX Corp.	6,206	575,544
McGrath RentCorp	6,433	518,821
MSC Industrial Direct Co., Inc. Class A	5,209	469,800
Rush Enterprises, Inc. Class A	9,764	486,540
		2,434,987
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Shenandoah Telecommunications Co.	5,600	273,336
Telephone & Data Systems, Inc.	19,306	443,266
		716,602
TOTAL COMMON STOCKS (Cost $203,736,130)		221,040,710
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (d) (e)	1,061,792	1,062,111
State Street Navigator Securities Lending Portfolio II (f) (g)	2,776,479	2,776,479
TOTAL SHORT-TERM INVESTMENTS (Cost $3,838,590)		3,838,590
TOTAL INVESTMENTS — 101.1% (Cost $207,574,720)		224,879,300
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(2,441,101)
NET ASSETS — 100.0%		$222,438,199
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of the security is $194,152, representing 0.10% of the Fund's net assets.

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$220,846,558	$—	$194,152	$221,040,710
Short-Term Investments	3,838,590	—	—	3,838,590
TOTAL INVESTMENTS	$224,685,148	$—	$194,152	$224,879,300
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	271,901	$272,010	$10,216,414	$9,426,265	$(48)	$—	1,061,792	$1,062,111	$188
State Street Navigator Securities Lending Portfolio II	5,030,689	5,030,689	25,318,495	27,572,705	—	—	2,776,479	2,776,479	64,604
Total		$5,302,699	$35,534,909	$36,998,970	$(48)	$—		$3,838,590	$64,792
See accompanying notes to schedule of investments.

SPDR ICE PREFERRED SECURITIES ETF (Formerly, SPDR Wells Fargo® Preferred Stock ETF (PSK))
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 99.1%
BANKS — 40.0%
Bank of America Corp. 6.00% 1/25/2166 (a) (b)	233,736	$5,843,400
Bank of America Corp. 3 Month USD LIBOR + 0.50% 4.00% 2/21/2166 (a) (b) (c)	107,451	2,702,393
Bank of America Corp. 3 Month USD LIBOR + 0.65% 3.00% 2/28/2166 (a) (b) (c)	76,189	1,644,159
Bank of America Corp. 3 Month USD LIBOR + 0.35% 4.00% 2/15/2166 (a) (b) (c)	80,846	2,036,511
Bank of America Corp. 6.00% 5/16/2023 (a) (b)	351,101	9,549,947
Bank of America Corp. 5.88% 7/24/2023 (a) (b)	221,712	6,050,520
Bank of America Corp. 3 Month USD LIBOR + 1.33% 6.45% 12/15/2066 (b) (c)	270,058	7,186,243
Bank of America Corp. 5.38% 12/26/2167 (a) (b)	363,406	9,841,034
Bank of America Corp. 5.00% 12/17/2167 (a) (b)	336,610	8,910,067
Bank of America Corp. 4.38% 11/3/2025 (a) (b)	282,898	7,072,450
Bank of America Corp. 4.13% 2/2/2026 (a) (b)	237,659	5,889,190
Citigroup Capital XIII 3 Month USD LIBOR + 6.37% 6.58% 10/30/2040 (c)	1,359,561	36,572,191
Fifth Third Bancorp 3 Month USD LIBOR + 3.71% 6.63% 12/31/2023 (b) (c)	275,050	7,742,657
Fifth Third Bancorp 4.95% 12/31/2168	151,473	4,017,064
First Citizens BancShares, Inc. 5.38% 3/15/2025	180,313	4,859,435
First Republic Bank 5.50% 6/30/2023 (a) (b)	180,319	4,879,432
First Republic Bank 4.70% 1/30/2168 (a) (b)	237,796	6,089,955
First Republic Bank 4.13% 10/30/2025 (a) (b)	305,641	7,641,025
First Republic Bank 4.25% 3/30/2026 (a)	451,405	11,655,277
Huntington Bancshares, Inc. 6.25% 4/15/2021 (b)	362,039	9,170,448
Huntington Bancshares, Inc. 0.00% 4/26/2026	301,424	7,623,013
JPMorgan Chase & Co. 6.15% 9/1/2020 (b)	339,667	8,668,302
JPMorgan Chase & Co. 6.10% 9/1/2020 (b)	421,263	10,725,356
Security Description	Shares	Value
JPMorgan Chase & Co. 5.75% 12/1/2023 (b)	501,852	$13,605,208
JPMorgan Chase & Co. 6.00% 3/1/2024 (b)	547,491	15,045,053
JPMorgan Chase & Co. 4.75% 3/2/2168 (b)	265,542	7,015,620
JPMorgan Chase & Co. 4.55% 6/1/2026	443,519	11,362,957
KeyCorp 3 Month USD LIBOR + 3.89% 6.13% 12/15/2026 (b) (c)	305,441	9,096,033
KeyCorp 5.65% 12/15/2023 (b)	256,067	6,934,294
KeyCorp 5.63% 9/15/2167 (b)	275,150	7,671,182
Morgan Stanley 3 Month USD LIBOR + 0.70% 4.00% 2/1/2021 (a) (b) (c)	494,811	11,999,167
Morgan Stanley 3 Month USD LIBOR + 3.94% 6.88% 1/15/2024 (a) (b) (c)	382,212	10,759,268
Morgan Stanley 3 Month USD LIBOR + 3.71% 6.38% 10/15/2024 (a) (b) (c)	449,917	12,741,649
Morgan Stanley 3 Month USD LIBOR + 4.32 7.13% 10/15/2023 (a) (b) (c)	387,886	11,194,390
Morgan Stanley 3 Month USD LIBOR + 3.49% 5.85% 4/15/2027 (a) (b) (c)	449,921	12,813,750
Morgan Stanley 4.88% 1/15/2025 (a) (b)	224,145	5,886,048
Northern Trust Corp. 4.70% 4/1/2168 (b)	240,902	6,456,174
PNC Financial Services Group, Inc. 3 Month USD LIBOR + 4.07% 6.13% 5/1/2022 (c)	907,473	24,184,155
State Street Corp. 3 Month USD LIBOR + 3.11% 5.90% 3/15/2024 (b) (c) (d)	453,077	12,754,117
State Street Corp. 3 Month USD LIBOR + 3.71% 5.35% 3/15/2026 (b) (c) (d)	305,441	8,818,082
SVB Financial Group 5.25% 2/15/2168	210,565	5,514,697
Truist Financial Corp. 5.63% 12/2/2168 (b)	284,338	7,210,812
Truist Financial Corp. 5.25% 6/1/2025 (b)	346,982	9,503,837
Truist Financial Corp. 4.75% 9/1/2025 (b)	558,977	14,393,658
US Bancorp 3 Month USD LIBOR + 0.60% 3.50% 12/31/2049 (a) (b) (c)	604,331	14,522,074
US Bancorp 3 Month USD LIBOR + 4.47% 6.50% 1/15/2022 (a) (b) (c)	665,063	17,298,289

See accompanying notes to schedule of investments.

SPDR ICE PREFERRED SECURITIES ETF (Formerly, SPDR Wells Fargo® Preferred Stock ETF (PSK))
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
US Bancorp 5.50% 10/15/2023 (a) (b)	346,995	$9,514,603
US Bancorp 3.75% 1/15/2026 (a) (b)	305,741	7,276,636
US Bancorp 4.00% 4/15/2026 (a) (b)	452,889	11,236,176
Wells Fargo & Co. 3 Month USD LIBOR + 3.69% 6.63% 3/15/2024 (a) (c)	221,484	6,345,517
Wells Fargo & Co. 3 Month USD LIBOR + 3.09% 5.85% 9/15/2023 (a) (c)	456,200	12,226,160
Wells Fargo & Co. 5.13% 12/31/2049 (a)	170,906	4,435,011
Wells Fargo & Co. 5.20% 12/31/2049 (a) (b)	91,310	2,365,842
Wells Fargo & Co. 5.63% 6/15/2022 (a) (b)	181,569	4,820,657
Wells Fargo & Co. 5.50% 9/15/2021 (a) (b)	303,569	7,832,080
Wells Fargo & Co. 4.75% 3/15/2025 (a) (b)	532,400	13,592,172
Wells Fargo & Co. 4.70% 12/15/2025 (a)	308,865	7,860,614
Wells Fargo & Co. 4.38% 3/15/2026 (a) (b)	276,990	6,924,750
		537,580,801
DIVERSIFIED FINANCIAL SERVICES — 8.5%
Affiliated Managers Group, Inc. 5.88% 3/30/2059 (b)	180,335	4,939,376
Affiliated Managers Group, Inc. 4.75% 9/30/2060 (b)	151,473	3,830,752
Apollo Global Management, Inc. 6.38% 9/16/2168 (b)	165,111	4,279,677
Apollo Global Management, Inc. 6.38% 9/16/2168	180,308	4,828,648
Ares Management Corp. 7.00% 6/30/2021 (b)	186,297	4,759,888
Brookfield Finance, Inc. 4.63% 10/16/2080 (b)	240,722	5,851,952
Capital One Financial Corp. 6.00% 12/1/2021 (a) (b)	305,641	7,916,102
Capital One Financial Corp. 5.20% 12/1/2021 (a) (b)	362,032	9,264,399
Capital One Financial Corp. 5.00% 1/12/2167 (a)	907,413	23,365,885
Capital One Financial Corp. 4.80% 6/1/2025 (a) (b)	755,904	19,003,426
Charles Schwab Corp. 6.00% 12/1/2020 (b)	362,015	9,166,220
Charles Schwab Corp. 5.95% 6/1/2021 (b)	452,913	11,485,874
KKR & Co., Inc. 6.75% 6/15/2021 (b)	207,496	5,291,148
		113,983,347
Security Description	Shares	Value
ELECTRIC — 14.7%
Alabama Power Co. 5.00% 10/1/2022 (b)	151,473	$4,004,946
CMS Energy Corp. 5.88% 10/15/2078 (b)	173,147	4,785,783
CMS Energy Corp. 5.88% 3/1/2079 (b)	380,307	10,329,138
Dominion Energy, Inc. 5.25% 7/30/2076 (b)	483,225	12,346,399
DTE Energy Co. 5.38% 6/1/2076	185,564	4,730,026
DTE Energy Co. 6.00% 12/15/2076	168,138	4,356,456
DTE Energy Co. 5.25% 12/1/2077	240,866	6,284,194
Duke Energy Corp. 5.13% 1/15/2073 (b)	305,641	7,916,102
Duke Energy Corp. 5.63% 9/15/2078 (b)	305,541	8,200,720
Duke Energy Corp. 5.75% 9/16/2167 (b)	604,553	16,715,890
Entergy Arkansas, Inc. 4.88% 9/1/2066 (b)	246,879	6,275,664
Entergy Louisiana LLC 4.88% 9/1/2066 (b)	163,588	4,163,315
Entergy Mississippi, Inc. 4.90% 10/1/2066 (b)	157,530	4,024,892
Georgia Power Co. 5.00% 10/1/2077 (b)	162,138	4,317,735
National Rural Utilities Cooperative Finance Corp. 5.50% 5/15/2064 (b)	151,473	4,003,431
NextEra Energy Capital Holdings, Inc. 5.25% 6/1/2076 (b)	348,153	8,829,160
NextEra Energy Capital Holdings, Inc. 5.65% 3/1/2079 (b)	415,195	11,629,612
NiSource, Inc. 5 Year CMT + 3.632% 6.50% 12/16/2167 (c)	305,541	8,515,428
PPL Capital Funding, Inc. 5.90% 4/30/2073 (b)	275,250	7,137,233
Sempra Energy 5.75% 7/1/2079 (b)	457,567	12,473,276
Southern Co. 5.25% 10/1/2076 (b)	483,239	12,312,930
Southern Co. 5.25% 12/1/2077 (b)	275,150	7,277,718
Southern Co. 4.95% 1/30/2080 (b)	604,464	15,909,492
Southern Co. 4.20% 10/15/2060 (b)	452,877	11,253,993
		197,793,533
GAS — 0.3%
Spire, Inc. 5.90% 8/15/2167 (b)	151,473	4,156,419

See accompanying notes to schedule of investments.

SPDR ICE PREFERRED SECURITIES ETF (Formerly, SPDR Wells Fargo® Preferred Stock ETF (PSK))
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
INSURANCE — 23.0%
AEGON Funding Co. LLC 5.10% 12/15/2049 (b)	559,000	$14,506,050
Aegon NV 3 month USD LIBOR + 0.88% 4.00% 12/31/2049 (b) (c)	151,473	3,830,752
Allstate Corp. 3 Month USD LIBOR + 3.17% 5.10% 1/15/2053 (c)	305,541	8,020,451
Allstate Corp. 5.63% 4/15/2023 (b)	346,979	9,458,648
Allstate Corp. 5.10% 10/15/2168 (b)	695,411	18,783,051
Allstate Corp. 4.75% 1/15/2169 (b)	180,295	4,779,620
American International Group, Inc. 5.85% 3/15/2024 (b)	305,541	8,432,932
Arch Capital Group, Ltd. 5.25% 9/29/2021	275,250	7,051,905
Arch Capital Group, Ltd. 5.45% 8/17/2022 (b)	198,462	5,207,643
Athene Holding, Ltd. 3 month USD LIBOR + 4.25% 6.35% 9/30/2167 (a) (b) (c)	521,265	14,960,305
Athene Holding, Ltd. 5.63% 12/30/2168 (a)	207,537	5,454,072
Athene Holding, Ltd. 5 year CMT + 5.97% 6.38% 6/30/2025 (a) (b) (c)	362,168	10,176,921
Athene Holding, Ltd. 4.88% 12/30/2025 (a) (b)	351,282	8,869,871
Axis Capital Holdings, Ltd. 5.50% 11/7/2021 (b)	336,039	8,629,482
Brighthouse Financial, Inc. 6.25% 9/15/2058 (b)	225,766	6,122,774
Brighthouse Financial, Inc. 6.60% 6/25/2168	260,000	7,142,200
Brighthouse Financial, Inc. 6.75% 6/30/2025	242,465	6,764,774
Brighthouse Financial, Inc. 5.38% 12/25/2025 (b)	351,282	9,344,101
Equitable Holdings, Inc. 5.25% 12/15/2024 (b)	483,263	12,700,152
Equitable Holdings, Inc. 4.30% 3/15/2026 (b)	180,190	4,486,731
Globe Life, Inc. 6.13% 6/15/2056 (b)	180,232	4,595,916
Hartford Financial Services Group, Inc. 3 Month USD LIBOR + 5.60% 7.88% 4/15/2042 (b) (c)	362,138	9,719,784
Hartford Financial Services Group, Inc. 6.00% 11/15/2023 (b)	207,631	5,784,600
MetLife, Inc. 3 Month USD LIBOR + 1.00% 4.00% 12/31/2049 (b) (c)	362,032	9,231,816
MetLife, Inc. 5.63% 6/15/2023 (b)	486,347	13,287,000
Security Description	Shares	Value
MetLife, Inc. 4.75% 3/15/2025 (b)	604,465	$15,994,144
PartnerRe, Ltd. 7.25% 4/29/2021 (b)	176,488	4,459,852
Prudential Financial, Inc. 5.63% 8/15/2058 (b)	340,925	9,375,437
Prudential Financial, Inc. 4.13% 9/1/2060 (b)	305,641	7,741,887
Prudential PLC 6.75% 12/31/2049 (b)	151,473	4,189,743
Prudential PLC 6.50% 12/31/2049 (b)	180,320	4,868,640
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.37% 6.20% 9/15/2042 (c)	240,912	6,473,305
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.04% 5.75% 6/15/2056 (c)	244,655	6,884,592
RenaissanceRe Holdings, Ltd. 5.38% 12/31/2049 (b)	166,617	4,225,407
RenaissanceRe Holdings, Ltd. 5.75% 6/30/2023 (b)	151,473	4,103,404
Voya Financial, Inc. 5 Year CMT + 3.21% 5.35% 9/15/2167 (b) (c)	180,336	4,935,796
WR Berkley Corp. 5.75% 6/1/2056 (b)	174,167	4,409,908
WR Berkley Corp. 5.10% 12/30/2059 (b)	185,464	4,912,941
WR Berkley Corp. 4.25% 9/30/2060 (b)	151,473	3,858,017
WR Berkley Corp. 4.13% 3/30/2061 (b)	180,195	4,501,271
		308,275,895
PIPELINES — 0.7%
Enbridge, Inc. 6.38% 4/15/2078 (b) (c)	362,108	9,545,167
REAL ESTATE INVESTMENT TRUSTS — 6.8%
Digital Realty Trust, Inc. 5.20% 12/31/2168 (b)	207,556	5,531,367
Kimco Realty Corp. 5.25% 12/20/2022 (b)	158,785	4,180,809
National Retail Properties, Inc. 5.20% 10/11/2021	207,496	5,311,898
Office Properties Income Trust 5.88% 5/1/2046	186,261	4,688,189
PS Business Parks, Inc. 4.88% 12/30/2168 (b)	195,429	5,182,777
Public Storage 5.15% 6/2/2022 (a) (b)	168,143	4,370,037
Public Storage 4.90% 10/14/2021 (a)	210,548	5,440,560
Public Storage 4.95% 7/20/2021 (a) (b)	195,366	4,931,038

See accompanying notes to schedule of investments.

SPDR ICE PREFERRED SECURITIES ETF (Formerly, SPDR Wells Fargo® Preferred Stock ETF (PSK))
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Public Storage 5.05% 8/9/2022 (a) (b)	185,464	$4,873,994
Public Storage 5.60% 3/11/2024 (a) (b)	171,260	4,759,315
Public Storage 4.88% 12/31/2167 (a) (b)	190,149	5,092,190
Public Storage 4.70% 3/31/2168 (a) (b)	156,771	4,203,031
Public Storage 4.63% 6/17/2025 (a)	345,128	9,270,138
Public Storage 3.88% 10/6/2025 (a) (b)	169,589	4,241,421
Vornado Realty Trust 5.40% 12/31/2049 (a) (b)	185,564	4,704,047
Vornado Realty Trust 5.70% 12/31/2049 (a) (b)	180,211	4,548,526
Vornado Realty Trust 5.25% 4/1/2166 (a) (b)	192,032	4,871,852
Vornado Realty Trust 5.25% 11/24/2025 (a)	185,564	4,757,861
		90,959,050
SAVINGS & LOANS — 0.3%
Washington Federal, Inc. 4.88% 4/15/2026 (b)	180,236	4,594,216
SOVEREIGN — 0.3%
Tennessee Valley Authority 2.13% 6/1/2028 (c)	155,390	4,099,188
TELECOMMUNICATIONS — 4.5%
AT&T, Inc. 5.35% 11/1/2066 (b)	799,897	20,941,303
AT&T, Inc. 5.63% 8/1/2067 (b)	498,454	13,418,382
Qwest Corp. 6.50% 9/1/2056	590,786	15,135,937
Qwest Corp. 6.75% 6/15/2057 (b)	398,431	10,407,018
		59,902,640
TOTAL PREFERRED STOCKS (Cost $1,318,728,869)		1,330,890,256
SHORT-TERM INVESTMENTS — 10.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (e) (f)	6,766,337	6,768,367
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (g)	129,802,009	$129,802,009
TOTAL SHORT-TERM INVESTMENTS (Cost $136,570,376)		136,570,376
TOTAL INVESTMENTS — 109.3% (Cost $1,455,299,245)		1,467,460,632
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.3)%		(124,731,492)
NET ASSETS — 100.0%		$1,342,729,140
(a)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2021.
(g)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

See accompanying notes to schedule of investments.

SPDR ICE PREFERRED SECURITIES ETF (Formerly, SPDR Wells Fargo® Preferred Stock ETF (PSK))
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$1,330,890,256	$—	$—	$1,330,890,256
Short-Term Investments	136,570,376	—	—	136,570,376
TOTAL INVESTMENTS	$1,467,460,632	$—	$—	$1,467,460,632
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
Apollo Global Management, Inc.	301,207	$7,744,425	$4,275,806	$3,063,120	$45,117	$—*	—	$—*	$401,862
Aspen Insurance Holdings, Ltd.	405,976	9,246,562	966,362	10,936,523	(507,666)	—*	—	—*	—
Athene Holding, Ltd.	943,226	23,061,940	22,573,661	9,700,040	294,836	3,230,772	1,442,252	39,461,169	1,395,983
Bank of America Corp.	1,934,313	49,121,041	42,100,842	32,437,073	(538,760)	1,293,621	2,291,608	59,539,671	2,141,937
Capital One Financial Corp.	2,278,669	52,082,506	27,564,584	26,115,100	521,261	5,496,561	2,330,990	59,549,812	2,336,982
First Republic Bank	364,063	9,091,651	26,316,294	5,590,533	40,269	408,008	1,175,161	30,265,689	500,471
Morgan Stanley	—	—	78,848,471	13,491,110	(88,821)	125,732	2,388,892	65,394,272	1,833,787
Public Storage	2,080,736	52,766,556	26,299,940	32,952,153	(76,950)	1,144,331	1,792,418	47,181,724	1,795,871
State Street Corp.	654,790	17,167,284	9,201,452	6,223,159	129,230	1,297,392	758,518	21,572,199	778,974
State Street Institutional Liquid Reserves Fund, Premier Class	10,224,363	10,228,453	216,566,096	220,023,899	(1,451)	(832)	6,768,367	6,768,367	4,381
State Street Navigator Securities Lending Portfolio II	38,730,444	38,730,444	347,273,463	256,201,898	—	—	129,802,009	129,802,009	532,768
Truist Financial Corp.	1,042,269	26,335,401	32,188,352	27,418,568	(129,099)	—*	—	—*	1,521,006
US Bancorp	1,663,168	39,641,272	40,643,507	22,746,940	52,054	2,257,885	2,375,019	59,847,778	1,992,210
Vornado Realty Trust	481,666	10,703,248	11,613,921	4,733,059	92,496	1,205,680	743,371	18,882,286	610,405
Wells Fargo & Co.	2,238,449	55,596,205	56,931,459	48,423,594	(29,606)	2,328,339	2,543,293	66,402,803	2,588,343
Total		$401,516,988	$943,364,210	$720,056,769	$(197,090)	$18,787,489		$604,667,779	$18,434,980
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended March 31, 2021.
*	As of March 31, 2021, no longer an affiliate.
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Inflation Protected Indexed Bonds:
1.75%, 1/15/2028	$10,175,741	$12,251,042
2.00%, 1/15/2026	11,683,387	13,813,897
2.38%, 1/15/2025	18,283,051	21,430,705
2.38%, 1/15/2027	10,711,557	13,130,487
2.50%, 1/15/2029	7,737,885	9,910,769
3.63%, 4/15/2028	13,641,849	18,383,499
3.88%, 4/15/2029	15,229,338	21,402,559
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2022	17,985,886	18,487,573
0.13%, 7/15/2022	23,045,238	23,966,123
0.13%, 1/15/2023	23,651,178	24,808,324
0.13%, 7/15/2024	21,060,350	22,787,007
0.13%, 10/15/2024	17,406,732	18,845,764
0.13%, 4/15/2025	19,147,510	20,742,178
0.13%, 10/15/2025	24,523,632	26,733,171
0.13%, 7/15/2026	20,792,791	22,742,215
0.13%, 1/15/2030	19,894,987	21,550,524
0.13%, 7/15/2030	21,043,849	22,864,429
0.13%, 1/15/2031 (a)	15,244,384	16,435,306
0.25%, 1/15/2025	21,988,268	23,903,338
0.25%, 7/15/2029	19,232,526	21,190,871
0.38%, 7/15/2023	24,164,208	25,868,050
0.38%, 7/15/2025	21,835,104	24,068,863
0.38%, 1/15/2027	22,187,400	24,493,939
0.38%, 7/15/2027	18,127,324	20,125,528
0.50%, 4/15/2024	16,524,395	17,923,260
0.50%, 1/15/2028	20,176,701	22,489,341
0.63%, 4/15/2023	24,886,394	26,473,715
0.63%, 1/15/2024	21,456,726	23,276,574
0.63%, 1/15/2026	24,257,337	26,996,718
0.75%, 7/15/2028	18,246,837	20,823,147
Security Description	Principal Amount	Value
0.88%, 1/15/2029	$17,789,173	$20,418,711
TOTAL U.S. TREASURY OBLIGATIONS (Cost $620,414,323)		648,337,627
	Shares
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (b) (c)	300,515	300,515
State Street Navigator Securities Lending Portfolio II (d) (e)	9,126,908	9,126,908
TOTAL SHORT-TERM INVESTMENTS (Cost $9,427,423)		9,427,423
TOTAL INVESTMENTS — 101.0% (Cost $629,841,746)		657,765,050
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(6,258,017)
NET ASSETS — 100.0%		$651,507,033
(a)	All or a portion of the shares of the security are on loan at March 31, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$648,337,627	$—	$648,337,627
Short-Term Investments	9,427,423	—	—	9,427,423
TOTAL INVESTMENTS	$9,427,423	$648,337,627	$—	$657,765,050
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	50,733	$50,733	$35,522,132	$35,272,350	$—	$—	300,515	$300,515	$97
State Street Navigator Securities Lending Portfolio II	37,732,171	37,732,171	85,310,553	113,915,816	—	—	9,126,908	9,126,908	11,388
Total		$37,782,904	$120,832,685	$149,188,166	$—	$—		$9,427,423	$11,485
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.8%
U.S. Treasury Bill:
0.00, 4/1/2021	$1,190,299,000	$1,190,299,000
0.03%, 4/6/2021	649,267,000	649,266,325
0.03%, 4/8/2021	1,190,354,000	1,190,352,845
0.03%, 4/13/2021	649,269,000	649,267,916
0.03%, 4/20/2021	649,262,000	649,256,001
0.03%, 5/6/2021	973,934,000	973,922,167
0.03%, 5/13/2021 (a)	973,948,000	973,925,278
0.03%, 5/20/2021	1,197,558,000	1,197,533,546
0.03%, 5/27/2021	973,916,000	973,897,067
0.04%, 4/15/2021	973,937,000	973,932,266
0.04%, 4/22/2021	1,320,121,000	1,320,113,304
0.04%, 4/27/2021	649,262,000	649,254,968
0.10%, 4/29/2021	973,868,000	973,860,423
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,364,690,331)		12,364,881,106

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (b) (c) (Cost $38,927,540)	38,927,540	$38,927,540
TOTAL INVESTMENTS — 100.1% (Cost $12,403,617,871)		12,403,808,646
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(10,575,997)
NET ASSETS — 100.0%		$12,393,232,649
(a)	When-issued security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2021.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$12,364,881,106	$—	$12,364,881,106
Short-Term Investment	38,927,540	—	—	38,927,540
TOTAL INVESTMENTS	$38,927,540	$12,364,881,106	$—	$12,403,808,646
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	50,990,218	$50,990,218	$2,156,988,306	$2,169,050,984	$—	$—	38,927,540	$38,927,540	$8,120
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS 3-12 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.9%
U.S. Treasury Bill:
Zero Coupon, 8/5/2021	$466,900	$466,872
Zero Coupon, 2/24/2022	310,900	310,744
0.05%, 8/19/2021	466,900	466,860
0.05%, 8/26/2021	466,900	466,857
0.06%, 6/10/2021	741,800	741,775
0.06%, 7/8/2021	466,900	466,876
0.06%, 7/22/2021	466,900	466,875
0.07%, 7/29/2021	466,900	466,869
0.07%, 8/12/2021	778,800	778,751
0.08%, 6/17/2021	1,052,700	1,052,666
0.08%, 7/1/2021 (a)	466,900	466,870
0.08%, 7/15/2021	777,800	777,766
0.08%, 1/27/2022	310,900	310,764
0.09%, 6/3/2021	741,800	741,781
0.09%, 6/24/2021	466,900	466,886
0.10%, 11/4/2021	310,900	310,830
0.10%, 12/2/2021	310,900	310,821
0.10%, 12/30/2021	310,900	310,782
0.11%, 9/9/2021	310,900	310,867
0.12%, 10/7/2021	310,900	310,851
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,001,572)		10,003,363
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (b) (c) (Cost $5,801)	5,801	5,801
TOTAL INVESTMENTS — 100.0% (Cost $10,007,373)		10,009,164
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(1,145)
NET ASSETS — 100.0%		$10,008,019
(a)	When-issued security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2021.
(d)	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$10,003,363	$—	$10,003,363
Short-Term Investment	5,801	—	—	5,801
TOTAL INVESTMENTS	$5,801	$10,003,363	$—	$10,009,164
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS 3-12 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$652,884	$647,083	$—	$—	5,801	$5,801	$2
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 80.1%
AIRLINES — 2.4%
American Airlines Group, Inc. 6.50%, 7/1/2025	$21,000,000	$36,031,380
Copa Holdings SA 4.50%, 4/15/2025 (a)	7,400,000	12,787,274
GOL Equity Finance SA 3.75%, 7/15/2024 (a)	9,350,000	7,667,935
JetBlue Airways Corp. 0.50%, 4/1/2026 (a)	12,500,000	13,751,500
Southwest Airlines Co. 1.25%, 5/1/2025	49,300,000	84,645,142
		154,883,231
APPAREL — 0.3%
Under Armour, Inc. 1.50%, 6/1/2024 (a)	10,057,000	19,752,753
AUTO MANUFACTURERS — 3.6%
Ford Motor Co. Zero Coupon, 3/15/2026 (a)	38,000,000	38,452,200
NIO, Inc.:
Zero Coupon, 2/1/2026 (a)	16,000,000	13,706,560
0.50%, 2/1/2027 (a)	14,500,000	12,225,240
Tesla, Inc.:
2.00%, 5/15/2024	9,217,000	99,121,830
2.38%, 3/15/2022 (b)	6,470,000	65,739,729
		229,245,559
BANKS — 0.2%
JPMorgan Chase Bank NA 0.13%, 1/1/2023 (a) (b)	10,848,000	12,009,170
BIOTECHNOLOGY — 4.0%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024 (b)	9,775,000	10,014,879
1.25%, 5/15/2027 (a)	12,741,000	12,505,546
Bridgebio Pharma, Inc.:
2.25%, 2/1/2029 (a)	12,500,000	11,873,125
2.50%, 3/15/2027	11,480,000	18,935,112
Exact Sciences Corp.:
0.38%, 3/15/2027	15,475,000	21,128,637
0.38%, 3/1/2028	30,238,000	38,879,416
1.00%, 1/15/2025 (b)	2,790,000	5,221,373
Guardant Health, Inc. Zero Coupon, 11/15/2027 (a)	23,770,000	30,452,935
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027 (a)	15,500,000	14,108,720
Illumina, Inc.:
Zero Coupon, 8/15/2023 (b)	16,773,000	19,913,073
0.50%, 6/15/2021	9,085,000	13,665,930
Security Description	Principal Amount	Value
Insmed, Inc. 1.75%, 1/15/2025	$9,790,000	$10,911,151
Intercept Pharmaceuticals, Inc. 3.25%, 7/1/2023 (b)	7,788,000	6,406,097
Ionis Pharmaceuticals, Inc.:
0.13%, 12/15/2024	3,975,000	3,792,309
1.00%, 11/15/2021	12,665,000	12,821,666
Ligand Pharmaceuticals, Inc. 0.75%, 5/15/2023	9,197,000	9,505,191
Livongo Health, Inc. 0.88%, 6/1/2025 (a)	12,500,000	21,234,500
		261,369,660
COMMERCIAL SERVICES — 3.7%
2U, Inc. 2.25%, 5/1/2025 (a)	8,416,000	13,151,936
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026 (a)	10,000,000	9,293,000
Chegg, Inc.:
Zero Coupon, 9/1/2026 (a)	20,700,000	22,189,158
0.13%, 3/15/2025 (b)	16,788,000	28,948,891
Euronet Worldwide, Inc. 0.75%, 3/15/2049 (b)	9,806,000	11,193,353
Repay Holdings Corp. Zero Coupon, 2/1/2026 (a)	10,250,000	10,031,060
Shift4 Payments, Inc. Zero Coupon, 12/15/2025 (a)	13,650,000	17,101,402
Square, Inc.:
Zero Coupon, 5/1/2026 (a)	11,300,000	12,660,520
0.13%, 3/1/2025 (a)	20,574,000	40,128,970
0.25%, 11/1/2027 (a) (b)	12,300,000	13,876,614
0.50%, 5/15/2023	18,521,000	54,029,276
Stride, Inc. 1.13%, 9/1/2027 (a)	5,950,000	5,481,735
		238,085,915
COMPUTERS — 2.3%
CyberArk Software, Ltd. Zero Coupon, 11/15/2024	10,157,000	10,967,021
Insight Enterprises, Inc. 0.75%, 2/15/2025	7,469,000	10,941,338
Lumentum Holdings, Inc.:
0.25%, 3/15/2024	10,488,000	16,806,286
0.50%, 12/15/2026	20,521,000	23,808,259
Parsons Corp. 0.25%, 8/15/2025 (a) (b)	8,500,000	9,312,515
Pure Storage, Inc. 0.13%, 4/15/2023	11,758,000	12,899,937
Rapid7, Inc. 0.25%, 3/15/2027 (a)	10,500,000	10,423,560
Western Digital Corp. 1.50%, 2/1/2024 (b)	22,298,000	22,785,880

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Zscaler, Inc. 0.13%, 7/1/2025 (a)	$24,000,000	$31,977,600
		149,922,396
DIVERSIFIED FINANCIAL SERVICES — 0.4%
JPMorgan Chase Financial Co. LLC 0.25%, 5/1/2023 (a)	12,320,000	13,662,018
LendingTree, Inc. 0.50%, 7/15/2025 (a)	11,759,000	10,686,814
		24,348,832
ELECTRIC — 0.2%
NRG Energy, Inc. 2.75%, 6/1/2048 (b)	11,090,000	12,915,747
ELECTRONICS — 0.6%
Fortive Corp. 0.88%, 2/15/2022	23,149,000	23,514,754
Itron, Inc. Zero Coupon, 3/15/2026 (a)	6,000,000	5,975,580
Vishay Intertechnology, Inc. 2.25%, 6/15/2025	11,295,000	12,266,822
		41,757,156
ENERGY-ALTERNATE SOURCES — 1.1%
Enphase Energy, Inc.:
Zero Coupon, 3/1/2026 (a)	13,500,000	12,516,795
Zero Coupon, 3/1/2028 (a)	11,500,000	10,633,705
NextEra Energy Partners L.P. Zero Coupon, 11/15/2025 (a)	12,600,000	13,577,760
SolarEdge Technologies, Inc. Zero Coupon, 9/15/2025 (a)	12,900,000	16,570,050
SunPower Corp. 4.00%, 1/15/2023 (b)	8,020,000	12,590,357
Sunrun, Inc. Zero Coupon, 2/1/2026 (a)	9,000,000	8,079,570
		73,968,237
ENGINEERING & CONSTRUCTION — 0.2%
KBR, Inc. 2.50%, 11/1/2023	7,800,000	12,340,146
ENTERTAINMENT — 1.4%
Cinemark Holdings, Inc. 4.50%, 8/15/2025 (a)	8,535,000	14,259,937
DraftKings, Inc. Zero Coupon, 3/15/2028 (a)	24,100,000	23,836,587
Live Nation Entertainment, Inc.:
2.00%, 2/15/2025	7,108,000	7,801,172
2.50%, 3/15/2023	12,170,000	16,964,615
Security Description	Principal Amount	Value
Marriott Vacations Worldwide Corp. Zero Coupon, 1/15/2026 (a)	$12,000,000	$14,297,040
Vail Resorts, Inc. Zero Coupon, 1/1/2026 (a)	14,900,000	15,268,477
		92,427,828
FOOD — 0.3%
Beyond Meat, Inc. Zero Coupon, 3/15/2027 (a)	17,500,000	16,763,425
HEALTH CARE PRODUCTS — 2.3%
Envista Holdings Corp. 2.38%, 6/1/2025 (a)	10,899,000	22,312,869
Haemonetics Corp. Zero Coupon, 3/1/2026 (a)	8,000,000	7,596,560
Insulet Corp.:
0.38%, 9/1/2026	16,400,000	21,679,324
1.38%, 11/15/2024	8,125,000	22,597,575
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	12,071,000	13,453,250
Novocure, Ltd. Zero Coupon, 11/1/2025 (a)	10,950,000	12,076,536
NuVasive, Inc.:
0.38%, 3/15/2025 (b)	12,414,000	12,680,032
1.00%, 6/1/2023 (a)	9,014,000	9,574,400
Omnicell, Inc. 0.25%, 9/15/2025 (a)	12,600,000	17,855,838
SmileDirectClub, Inc. Zero Coupon, 2/1/2026 (a)	13,000,000	11,437,010
		151,263,394
HEALTH CARE SERVICES — 0.8%
Invitae Corp. 2.00%, 9/1/2024 (b)	7,411,000	11,147,478
Oak Street Health, Inc. Zero Coupon, 3/15/2026 (a)	16,700,000	16,703,340
Teladoc Health, Inc. 1.25%, 6/1/2027 (a)	18,891,000	21,108,048
		48,958,866
INSURANCE — 0.4%
AXA SA 7.25%, 5/15/2021 (a)	18,475,000	25,997,650
INTERNET — 19.8%
21Vianet Group, Inc. Zero Coupon, 2/1/2026 (a)	12,100,000	11,376,178
Airbnb, Inc. Zero Coupon, 3/15/2026 (a)	40,500,000	42,452,505
Booking Holdings, Inc.:
0.75%, 5/1/2025 (a) (b)	15,797,000	23,296,152

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
0.90%, 9/15/2021	$22,110,000	$26,018,827
Etsy, Inc.:
0.13%, 10/1/2026	10,540,000	24,897,483
0.13%, 9/1/2027 (a) (b)	18,125,000	23,807,187
Expedia Group, Inc. Zero Coupon, 2/15/2026 (a)	20,500,000	22,391,330
Farfetch, Ltd. 3.75%, 5/1/2027 (a)	7,650,000	26,356,545
FireEye, Inc.:
0.88%, 6/1/2024	12,271,000	13,798,249
Series B, 1.63%, 6/1/2035	7,930,000	7,855,696
Fiverr International, Ltd. Zero Coupon, 11/1/2025 (a)	6,850,000	8,572,158
fuboTV, Inc. 3.25%, 2/15/2026 (a)	6,550,000	5,576,211
iQIYI, Inc.:
2.00%, 4/1/2025 (b)	23,224,000	21,575,560
3.75%, 12/1/2023	17,314,000	17,393,818
4.00%, 12/15/2026	19,325,000	19,996,930
JOYY, Inc.:
0.75%, 6/15/2025	10,890,000	13,070,178
1.38%, 6/15/2026	9,885,000	11,707,300
Lyft, Inc. 1.50%, 5/15/2025 (a)	15,675,000	27,741,928
Magnite, Inc. 0.25%, 3/15/2026 (a)	5,000,000	4,826,850
Match Group Financeco 2, Inc. 0.88%, 6/15/2026 (a) (b)	12,991,000	21,769,668
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (a)	10,640,000	18,926,219
Match Group Financeco, Inc. 0.88%, 10/1/2022 (a)	10,937,000	34,183,812
MercadoLibre, Inc. 2.00%, 8/15/2028 (b)	7,896,000	26,234,460
Momo, Inc. 1.25%, 7/1/2025	11,772,000	10,309,211
NortonLifeLock, Inc. 2.00%, 8/15/2022 (a)	13,700,000	15,972,693
Okta, Inc.:
0.13%, 9/1/2025	20,885,000	28,150,474
0.38%, 6/15/2026 (a)	25,178,000	29,373,158
Palo Alto Networks, Inc.:
0.38%, 6/1/2025 (a)	41,850,000	51,664,662
0.75%, 7/1/2023	33,165,000	43,879,285
Pinduoduo, Inc.:
Zero Coupon, 10/1/2024	5,665,000	17,732,470
Zero Coupon, 12/1/2025	40,541,000	42,830,756
Proofpoint, Inc. 0.25%, 8/15/2024	19,414,000	20,617,086
Q2 Holdings, Inc. 0.13%, 11/15/2025 (a)	5,175,000	5,222,093
Shopify, Inc. 0.13%, 11/1/2025 (b)	18,125,000	20,568,794
Security Description	Principal Amount	Value
Snap, Inc.:
0.25%, 5/1/2025 (a)	$19,740,000	$48,310,886
0.75%, 8/1/2026	26,400,000	62,254,368
Spotify USA, Inc. Zero Coupon, 3/15/2026 (a)	28,000,000	26,635,840
Twitter, Inc.:
Zero Coupon, 3/15/2026 (a)	25,500,000	24,227,040
0.25%, 6/15/2024	24,064,000	32,047,713
1.00%, 9/15/2021	20,230,000	20,981,342
Uber Technologies, Inc. Zero Coupon, 12/15/2025 (a) (b)	22,750,000	23,873,167
Wayfair, Inc.:
0.63%, 10/1/2025 (a)	31,470,000	33,619,716
1.00%, 8/15/2026	20,800,000	46,373,184
Wayfair, Inc. 1.13%, 11/1/2024 (b)	11,374,000	31,071,834
Weibo Corp. 1.25%, 11/15/2022 (b)	18,194,000	17,746,791
Wix.com, Ltd.:
Zero Coupon, 7/1/2023	8,038,000	16,142,957
Zero Coupon, 8/15/2025 (a)	13,897,000	14,584,624
Zendesk, Inc. 0.63%, 6/15/2025 (a)	24,000,000	33,284,640
Zillow Group, Inc.:
0.75%, 9/1/2024	15,450,000	45,734,163
1.38%, 9/1/2026	10,710,000	32,092,087
1.50%, 7/1/2023 (b)	5,305,000	8,882,321
2.75%, 5/15/2025	9,950,000	20,433,917
		1,278,442,516
INVESTMENT COMPANY SECURITY — 0.3%
Ares Capital Corp.:
3.75%, 2/1/2022	8,125,000	8,373,300
4.63%, 3/1/2024	7,578,000	8,249,335
		16,622,635
IRON/STEEL — 0.3%
United States Steel Corp. 5.00%, 11/1/2026 (b)	7,711,000	16,652,367
LEISURE TIME — 2.4%
Carnival Corp. 5.75%, 4/1/2023 (a)	11,400,000	32,266,674
NCL Corp., Ltd.:
5.38%, 8/1/2025 (a)	9,000,000	15,546,600
6.00%, 5/15/2024 (a)	16,700,000	37,051,956
Peloton Interactive, Inc. Zero Coupon, 2/15/2026 (a)	21,000,000	19,935,720
Royal Caribbean Cruises, Ltd.:
2.88%, 11/15/2023 (a)	14,675,000	19,054,901

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 6/15/2023 (a)	$20,433,000	$28,784,580
		152,640,431
LODGING — 0.7%
Caesars Holdings, Inc. 5.00%, 10/1/2024 (b)	7,431,020	18,633,283
Huazhu Group, Ltd.:
0.38%, 11/1/2022	8,440,000	11,004,156
3.00%, 5/1/2026 (a)	11,521,000	17,076,426
		46,713,865
MACHINERY-DIVERSIFIED — 0.3%
Middleby Corp. 1.00%, 9/1/2025 (a)	15,150,000	21,302,567
MEDIA — 4.5%
Cable One, Inc. Zero Coupon, 3/15/2026 (a)	10,000,000	9,964,400
DISH Network Corp.:
Zero Coupon, 12/15/2025 (a)	42,050,000	44,637,757
2.38%, 3/15/2024	23,022,000	22,116,315
3.38%, 8/15/2026	60,593,000	58,394,080
Liberty Broadband Corp.:
1.25%, 9/30/2050 (a)	19,500,000	19,066,905
2.75%, 9/30/2050 (a)	10,397,000	10,589,760
Liberty Interactive LLC:
1.75%, 9/30/2046 (a) (b)	6,307,000	11,581,796
3.75%, 2/15/2030	9,050,000	6,900,896
4.00%, 11/15/2029	10,407,000	7,959,586
Liberty Latin America, Ltd. 2.00%, 7/15/2024	7,284,000	7,183,408
Liberty Media Corp.:
0.50%, 12/1/2050 (a)	16,060,000	18,588,808
1.38%, 10/15/2023	22,677,000	29,234,962
2.13%, 3/31/2048 (a)	4,508,000	4,655,637
2.25%, 12/1/2048 (a)	10,098,000	13,427,916
2.75%, 12/1/2049 (a) (b)	15,490,000	16,139,496
Liberty Media Corp.-Liberty Formula One 1.00%, 1/30/2023	8,607,000	10,942,854
		291,384,576
MINING — 0.2%
MP Materials Corp. 0.25%, 4/1/2026 (a)	14,000,000	14,419,720
OIL & GAS — 0.9%
EQT Corp. 1.75%, 5/1/2026 (a)	10,925,000	16,045,985
Pioneer Natural Resources Co. 0.25%, 5/15/2025 (a)	28,299,000	44,257,938
		60,303,923
Security Description	Principal Amount	Value
PHARMACEUTICALS — 2.7%
Aphria, Inc. 5.25%, 6/1/2024 (a)	$3,825,000	$8,153,905
DexCom, Inc.:
0.25%, 11/15/2025 (a)	24,460,000	24,106,064
0.75%, 12/1/2023	18,290,000	40,429,679
Herbalife Nutrition, Ltd. 2.63%, 3/15/2024	12,500,000	13,051,000
Jazz Investments I, Ltd.:
1.50%, 8/15/2024 (b)	9,253,000	10,030,807
2.00%, 6/15/2026 (a)	21,900,000	28,193,841
Neurocrine Biosciences, Inc. 2.25%, 5/15/2024 (b)	7,237,000	9,773,786
Pacira BioSciences, Inc. 0.75%, 8/1/2025 (a)	8,100,000	9,728,829
Sarepta Therapeutics, Inc. 1.50%, 11/15/2024	11,820,000	15,408,907
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023	8,500,000	8,199,270
Tilray, Inc. 5.00%, 10/1/2023	7,022,000	6,592,815
		173,668,903
PIPELINES — 0.1%
Cheniere Energy, Inc. 4.25%, 3/15/2045 (b)	9,206,000	7,457,044
REAL ESTATE — 0.4%
Redfin Corp.:
Zero Coupon, 10/15/2025 (a)	12,500,000	14,588,000
0.50%, 4/1/2027 (a) (b)	10,000,000	10,204,000
		24,792,000
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Blackstone Mortgage Trust, Inc. 4.38%, 5/5/2022	6,150,000	6,285,730
Pebblebrook Hotel Trust 1.75%, 12/15/2026	13,300,000	15,616,727
		21,902,457
RETAIL — 1.8%
American Eagle Outfitters, Inc. 3.75%, 4/15/2025 (a)	7,250,000	24,826,175
Burlington Stores, Inc. 2.25%, 4/15/2025 (a)	16,420,000	24,817,188
Dick's Sporting Goods, Inc. 3.25%, 4/15/2025 (a)	11,800,000	26,985,420
National Vision Holdings, Inc. 2.50%, 5/15/2025 (a)	9,520,000	14,915,365

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
RH Zero Coupon, 9/15/2024	$7,819,000	$22,059,823
		113,603,971
SEMICONDUCTORS — 2.8%
Cree, Inc.:
0.88%, 9/1/2023 (b)	7,772,000	14,281,439
1.75%, 5/1/2026 (a)	10,710,000	25,279,884
Inphi Corp. 0.75%, 4/15/2025 (a)	9,988,000	15,180,761
MACOM Technology Solutions Holdings, Inc. 0.25%, 3/15/2026 (a) (b)	6,000,000	6,058,740
Microchip Technology, Inc.:
0.13%, 11/15/2024	12,950,000	15,213,919
1.63%, 2/15/2027	7,259,000	16,475,389
ON Semiconductor Corp. 1.63%, 10/15/2023	11,942,000	24,725,075
Silicon Laboratories, Inc. 0.63%, 6/15/2025 (a)	10,329,000	13,560,634
Synaptics, Inc. 0.50%, 6/15/2022	8,933,000	16,348,909
Teradyne, Inc. 1.25%, 12/15/2023	8,144,000	31,201,293
		178,326,043
SOFTWARE — 17.7%
8x8, Inc. 0.50%, 2/1/2024	7,665,000	10,634,651
Akamai Technologies, Inc.:
0.13%, 5/1/2025	24,321,000	29,364,446
0.38%, 9/1/2027	24,645,000	26,751,655
Alteryx, Inc.:
0.50%, 8/1/2024	8,025,000	7,484,917
1.00%, 8/1/2026	7,943,000	7,166,889
Atlassian, Inc. 0.63%, 5/1/2023 (b)	11,550,000	29,739,748
Avaya Holdings Corp. 2.25%, 6/15/2023	6,233,000	7,737,896
Bandwidth, Inc. 0.25%, 3/1/2026 (b)	6,524,000	9,926,592
Bentley Systems, Inc. 0.13%, 1/15/2026 (a)	14,000,000	14,430,080
Bilibili, Inc.:
1.25%, 6/15/2027 (a)	16,572,000	44,536,919
1.38%, 4/1/2026	9,275,000	39,676,595
Bill.com Holdings, Inc. Zero Coupon, 12/1/2025 (a)	24,000,000	28,505,760
Blackline, Inc.:
Zero Coupon, 3/15/2026 (a)	15,000,000	14,572,950
0.13%, 8/1/2024	9,418,000	14,879,781
Ceridian HCM Holding, Inc. 0.25%, 3/15/2026 (a)	11,000,000	10,533,930
Cloudflare, Inc. 0.75%, 5/15/2025 (a)	11,554,000	22,861,784
Security Description	Principal Amount	Value
Coupa Software, Inc.:
0.13%, 6/15/2025 (b)	$17,218,000	$29,194,841
0.38%, 6/15/2026 (a)	28,359,000	31,969,951
Datadog, Inc. 0.13%, 6/15/2025 (a)	14,681,000	17,233,145
DocuSign, Inc. Zero Coupon, 1/15/2024 (a) (b)	14,000,000	13,614,860
Dropbox, Inc.:
Zero Coupon, 3/1/2026 (a)	14,000,000	14,367,780
Zero Coupon, 3/1/2028 (a)	13,000,000	13,429,000
Envestnet, Inc. 0.75%, 8/15/2025 (a)	9,740,000	9,691,397
Everbridge, Inc.:
Zero Coupon, 3/15/2026 (a)	4,000,000	3,924,400
0.13%, 12/15/2024	10,167,000	12,939,541
Fastly, Inc. Zero Coupon, 3/15/2026 (a)	19,100,000	19,170,097
Five9, Inc. 0.50%, 6/1/2025 (a)	16,165,000	21,621,657
Guidewire Software, Inc. 1.25%, 3/15/2025	7,255,000	8,182,044
HubSpot, Inc. 0.38%, 6/1/2025 (a)	8,561,000	14,669,359
j2 Global, Inc.:
1.75%, 11/1/2026 (a)	11,085,000	12,979,316
3.25%, 6/15/2029	8,779,000	15,547,872
LivePerson, Inc. Zero Coupon, 12/15/2026 (a)	11,300,000	11,407,576
Medallia, Inc. 0.13%, 9/15/2025 (a)	12,359,000	12,568,114
MicroStrategy, Inc.:
Zero Coupon, 2/15/2027 (a)	20,500,000	17,332,545
0.75%, 12/15/2025 (a)	13,000,000	24,869,650
MongoDB, Inc. 0.25%, 1/15/2026	23,421,000	33,673,777
New Relic, Inc. 0.50%, 5/1/2023 (b)	9,725,000	9,496,268
Nuance Communications, Inc.:
1.00%, 12/15/2035	18,469,000	34,159,154
1.25%, 4/1/2025	915,000	2,078,898
Nutanix, Inc. Zero Coupon, 1/15/2023 (b)	10,255,000	10,005,496
Pegasystems, Inc. 0.75%, 3/1/2025	11,205,000	12,379,060
Pluralsight, Inc. 0.38%, 3/1/2024	9,309,000	9,131,664
RingCentral, Inc.:
Zero Coupon, 3/1/2025	20,890,000	22,821,907
Zero Coupon, 3/15/2026 (a)	12,700,000	12,848,971

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Sailpoint Technologies Holdings, Inc. 0.13%, 9/15/2024	$7,433,000	$13,802,115
Sea, Ltd.:
1.00%, 12/1/2024	19,047,000	84,648,296
2.38%, 12/1/2025 (a)	24,100,000	61,461,025
Slack Technologies, Inc. 0.50%, 4/15/2025 (a)	18,916,000	26,622,189
Splunk, Inc.:
0.50%, 9/15/2023	15,123,000	17,322,943
1.13%, 9/15/2025	17,226,000	20,342,356
1.13%, 6/15/2027 (a)	27,850,000	26,346,378
Twilio, Inc. 0.25%, 6/1/2023	5,203,000	24,980,488
Tyler Technologies, Inc. 0.25%, 3/15/2026 (a)	10,500,000	11,152,470
Verint Systems, Inc. 1.50%, 6/1/2021 (b)	6,075,000	6,814,996
Workday, Inc. 0.25%, 10/1/2022	23,301,000	40,144,827
Zynga, Inc.:
Zero Coupon, 12/15/2026 (a)	18,079,000	19,149,458
0.25%, 6/1/2024	14,963,000	20,437,513
		1,143,337,987
TELECOMMUNICATIONS — 0.6%
Infinera Corp. 2.13%, 9/1/2024	8,215,000	9,658,211
InterDigital, Inc. 2.00%, 6/1/2024	8,478,000	9,002,364
Nice, Ltd. Zero Coupon, 9/15/2025 (a) (b)	9,196,000	9,526,045
Viavi Solutions, Inc. 1.00%, 3/1/2024 (b)	9,176,000	12,077,176
		40,263,796
TRANSPORTATION — 0.1%
Golar LNG, Ltd. 2.75%, 2/15/2022	7,385,000	7,169,580
TOTAL CORPORATE BONDS & NOTES (Cost $4,210,186,155)		5,175,014,346
Shares
CONVERTIBLE PREFERRED STOCKS — 19.6%
AGRICULTURE — 0.2%
Bunge, Ltd. 4.88%, 12/31/2049	138,450	16,022,680
Security Description	Shares	Value
AUTO PARTS & EQUIPMENT — 0.6%
Aptiv PLC Series A, 5.50%, 6/15/2023	232,100	$36,646,269
BANKS — 3.2%
Bank of America Corp. Series L, 7.25%, 12/31/2049	64,323	89,923,554
Wells Fargo & Co. Series L, 7.50%, 12/31/2049	80,619	114,270,177
		204,193,731
CHEMICALS — 0.3%
International Flavors & Fragrances, Inc. 6.00%, 9/15/2021	331,250	16,244,500
DIVERSIFIED FINANCIAL SERVICES — 1.1%
2020 Mandatory Exchangeable Trust 6.50%, 5/16/2023 (a)	15,000	28,741,200
AMG Capital Trust II 5.15%, 10/15/2037	186,688	10,734,560
KKR & Co., Inc. Series C, 6.00%, 9/15/2023 (b)	454,549	30,295,691
		69,771,451
ELECTRIC — 5.5%
AES Corp 6.88%, 2/15/2024	210,000	21,693,000
American Electric Power Co., Inc.:
6.13%, 3/15/2022	300,400	14,497,304
6.13%, 8/15/2023	381,000	18,615,660
CenterPoint Energy, Inc.:
4.57%, 9/15/2029 (c)	270,171	16,271,589
Series B, 7.00%, 9/1/2021	338,500	14,105,295
Dominion Energy, Inc. Series A, 7.25%, 6/1/2022	315,500	31,184,020
DTE Energy Co. 6.25%, 11/1/2022	518,000	25,739,420
NextEra Energy, Inc.:
4.87%, 9/1/2022 (d)	638,650	36,664,896
5.28%, 3/1/2023 (d)	1,013,800	50,213,514
6.22%, 9/1/2023 (d)	829,300	41,133,280
PG&E Corp. 5.50%, 8/16/2023	331,000	37,767,100
Sempra Energy Series B, 6.75%, 7/15/2021 (b)	123,500	12,925,510
Southern Co. Series 2019, 6.75%, 8/1/2022	724,500	36,898,785
		357,709,373

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
ELECTRONICS — 0.8%
Fortive Corp. Series A, 5.00%, 7/1/2021	34,213	$34,061,094
II-VI, Inc. Series A, 6.00%, 7/1/2023	52,000	14,998,880
		49,059,974
ENVIRONMENTAL CONTROL — 0.4%
GFL Environmental, Inc. 6.00%, 3/15/2023	303,500	24,756,495
HAND & MACHINE TOOLS — 0.6%
Stanley Black & Decker, Inc.:
5.25%, 11/15/2022 (b)	161,500	19,053,770
Series C, 5.00%, 12/31/2049 (c)	14,000	19,071,555
		38,125,325
HEALTH CARE PRODUCTS — 2.4%
Avantor, Inc. Series A, 6.25%, 5/15/2022	421,000	38,003,670
Boston Scientific Corp. Series A, 5.50%, 6/1/2023	193,000	20,701,180
Danaher Corp.:
Series A, 4.75%, 4/15/2022	34,100	52,176,751
Series B, 5.00%, 4/15/2023 (b)	36,100	46,756,720
		157,638,321
IRON/STEEL — 0.9%
ArcelorMittal SA 5.50%, 5/18/2023	810,482	55,801,686
MACHINERY-DIVERSIFIED — 0.2%
Colfax Corp. 5.75%, 1/15/2022	87,200	15,709,952
MEDIA — 0.2%
ViacomCBS, Inc. Series A, 5.75%, 4/1/2024 (b)	200,000	13,430,000
PHARMACEUTICALS — 0.7%
Becton Dickinson and Co. Series B, 6.00%, 6/1/2023 (b)	585,000	31,426,200
Elanco Animal Health, Inc. 5.00%, 2/1/2023 (b)	251,200	11,525,056
		42,951,256
SEMICONDUCTORS — 1.7%
Broadcom, Inc. Series A, 8.00%, 9/30/2022	76,100	112,208,689
Security Description	Shares	Value
TELECOMMUNICATIONS — 0.7%
2020 Cash Mandatory Exchangeable Trust 5.25%, 6/1/2023 (a)	43,000	$48,457,130
WATER — 0.1%
Essential Utilities, Inc. 6.00%, 4/30/2022	137,300	7,852,187
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,116,500,439)		1,266,579,019
SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (e) (f)	49,342,216	49,357,018
State Street Navigator Securities Lending Portfolio II (g) (h)	281,056,787	281,056,787
TOTAL SHORT-TERM INVESTMENTS (Cost $330,413,805)		330,413,805
TOTAL INVESTMENTS — 104.8% (Cost $5,657,100,399)		6,772,007,170
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(310,355,642)
NET ASSETS — 100.0%		$6,461,651,528
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 40.2% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2021. Maturity date shown is the final maturity.
(d)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$5,175,014,346	$—	$5,175,014,346
Convertible Preferred Stocks	1,173,109,100	93,469,919	—	1,266,579,019
Short-Term Investments	330,413,805	—	—	330,413,805
TOTAL INVESTMENTS	$1,503,522,905	$5,268,484,265	$—	$6,772,007,170
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
NextEra Energy, Inc.	—	$—	$61,652,629	$20,481,106	$(706,435)	$668,192	829,300	$41,133,280	$1,310,871
NextEra Energy, Inc.	956,300	40,594,935	13,525,990	10,334,856	891,416	5,536,029	1,013,800	50,213,514	2,075,901
NextEra Energy, Inc.	574,150	27,869,241	11,934,763	8,129,641	1,060,890	3,929,643	638,650	36,664,896	1,147,021
State Street Institutional Liquid Reserves Fund, Premier Class	25,651,670	25,661,930	561,352,892	537,656,978	(826)	—	49,342,216	49,357,018	9,965
State Street Navigator Securities Lending Portfolio II	233,003,345	233,003,345	1,961,669,989	1,913,616,547	—	—	281,056,787	281,056,787	599,961
Total		$327,129,451	$2,610,136,263	$2,490,219,128	$1,245,045	$10,133,864		$458,425,495	$5,143,719
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.6%
BRAZIL — 5.5%
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 4/1/2022	BRL	17,800,000	$2,998,432
Series LTN, Zero Coupon, 7/1/2022	BRL	23,000,000	3,800,680
Series LTN, Zero Coupon, 10/1/2022	BRL	21,000,000	3,395,144
Series LTN, Zero Coupon, 1/1/2023	BRL	36,200,000	5,728,485
Series LTN, Zero Coupon, 7/1/2023	BRL	42,400,000	6,407,741
Series LTN, Zero Coupon, 1/1/2024	BRL	117,300,000	16,910,008
Series LTN, Zero Coupon, 7/1/2024	BRL	25,000,000	3,436,493
Brazil Notas do Tesouro Nacional Serie F:
Series NTNF, 10.00%, 1/1/2023	BRL	38,810,000	7,241,930
Series NTNF, 10.00%, 1/1/2025	BRL	28,850,000	5,394,103
Series NTNF, 10.00%, 1/1/2027	BRL	33,275,000	6,188,463
Series NTNF, 10.00%, 1/1/2029	BRL	11,890,000	2,199,508
Series NTNF, 10.00%, 1/1/2031	BRL	9,500,000	1,751,810
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	64,125
10.25%, 1/10/2028	BRL	1,000,000	195,635
			65,712,557
CHILE — 2.8%
Bonos de la Tesoreria de la Republica en pesos:
2.30%, 10/1/2028 (a)	CLP	1,735,000,000	2,303,512
2.50%, 3/1/2025	CLP	2,155,000,000	3,091,370
2.80%, 10/1/2033 (a)	CLP	600,000,000	724,360
4.00%, 3/1/2023 (a)	CLP	2,395,000,000	3,546,106
4.50%, 3/1/2026	CLP	3,065,000,000	4,729,207
4.70%, 9/1/2030 (a)	CLP	3,665,000,000	5,574,649
5.00%, 3/1/2035	CLP	3,600,000,000	5,439,642
5.10%, 7/15/2050	CLP	950,000,000	1,420,892
Series 10YR, 6.00%, 1/1/2022	CLP	65,000,000	94,241
Series 30YR, 6.00%, 1/1/2043	CLP	3,770,000,000	6,256,733
			33,180,712
Security Description		Principal Amount	Value
CHINA — 12.2%
China Development Bank:
Series 1903, 3.30%, 2/1/2024	CNY	21,000,000	$3,211,991
Series 1908, 3.42%, 7/2/2024	CNY	11,300,000	1,732,081
Series 1518, 3.74%, 9/10/2025	CNY	2,000,000	309,276
Series 1605, 3.80%, 1/25/2036	CNY	6,500,000	990,678
Series 1516, 3.94%, 7/10/2022	CNY	3,000,000	463,314
Series 1213, 4.21%, 3/22/2022	CNY	10,000,000	1,547,065
Series 1510, 4.21%, 4/13/2025	CNY	9,000,000	1,414,676
Series 1708, 4.30%, 8/21/2024	CNY	10,000,000	1,574,447
Series 1712, 4.44%, 11/9/2022	CNY	1,000,000	155,931
Series 1804, 4.69%, 3/23/2023	CNY	11,000,000	1,729,744
Series 1805, 4.88%, 2/9/2028	CNY	3,000,000	494,269
China Government Bond:
Series INBK, 1.99%, 4/9/2025	CNY	43,000,000	6,294,400
Series INBK, 2.20%, 2/13/2022	CNY	4,000,000	607,963
Series INBK, 2.24%, 3/5/2023	CNY	30,000,000	4,528,604
Series INBK, 2.36%, 7/2/2023	CNY	36,500,000	5,510,693
Series INBK, 2.64%, 8/13/2022	CNY	24,000,000	3,654,915
Series INBK, 2.68%, 5/21/2030	CNY	34,000,000	4,950,664
Series 1903, 2.69%, 3/7/2022	CNY	5,000,000	763,463
Series 1911, 2.75%, 8/8/2022	CNY	23,000,000	3,509,474
Series INBK, 2.85%, 6/4/2027	CNY	53,000,000	7,925,948
Series INBK, 2.88%, 11/5/2023	CNY	37,000,000	5,650,642
Series 1610, 2.90%, 5/5/2026	CNY	10,000,000	1,511,381
Series INBK, 2.93%, 12/10/2022	CNY	28,000,000	4,285,474
Series 1913, 2.94%, 10/17/2024	CNY	21,000,000	3,204,262
Series INBK, 3.02%, 10/22/2025	CNY	43,000,000	6,561,911
Series INBK, 3.03%, 3/11/2026	CNY	12,000,000	1,834,208

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 1916, 3.12%, 12/5/2026	CNY	7,600,000	$1,161,065
Series 1915, 3.13%, 11/21/2029	CNY	22,000,000	3,326,346
Series 1904, 3.19%, 4/11/2024	CNY	37,000,000	5,696,137
Series 1828, 3.22%, 12/6/2025	CNY	7,790,000	1,199,784
Series 1907, 3.25%, 6/6/2026	CNY	29,800,000	4,585,580
Series 1827, 3.25%, 11/22/2028	CNY	10,000,000	1,528,085
Series INBK, 3.27%, 11/19/2030	CNY	37,000,000	5,682,746
Series INBK, 3.28%, 12/3/2027	CNY	43,400,000	6,663,079
Series 1823, 3.29%, 10/18/2023	CNY	17,000,000	2,625,305
Series 1906, 3.29%, 5/23/2029	CNY	18,600,000	2,844,165
Series INBK, 3.39%, 3/16/2050	CNY	35,000,000	5,015,065
Series 1626, 3.48%, 11/21/2066	CNY	6,700,000	944,049
Series 1710, 3.52%, 5/4/2027	CNY	5,000,000	783,276
Series 1608, 3.52%, 4/25/2046	CNY	6,000,000	883,771
Series 1819, 3.54%, 8/16/2028	CNY	10,000,000	1,562,224
Series INBK, 3.73%, 5/25/2070	CNY	18,000,000	2,721,419
Series 1521, 3.74%, 9/22/2035	CNY	17,800,000	2,802,896
Series 1525, 3.74%, 10/20/2045	CNY	3,000,000	453,393
Series INBK, 3.81%, 9/14/2050	CNY	31,000,000	4,813,442
Series 1910, 3.86%, 7/22/2049	CNY	28,500,000	4,453,652
Series 1817, 3.97%, 7/23/2048	CNY	10,000,000	1,580,936
Series 1908, 4.00%, 6/24/2069	CNY	9,000,000	1,437,609
Series 1715, 4.05%, 7/24/2047	CNY	15,000,000	2,401,129
Series 1003, 4.08%, 3/1/2040	CNY	5,000,000	806,026
Series 1824, 4.08%, 10/22/2048	CNY	5,300,000	856,290
Series 1508, 4.09%, 4/27/2035	CNY	1,000,000	163,437
Series 1806, 4.22%, 3/19/2048	CNY	8,000,000	1,307,410
Series 1722, 4.28%, 10/23/2047	CNY	3,250,000	545,085
Security Description		Principal Amount	Value
Series 1116, 4.50%, 6/23/2041	CNY	19,000,000	$3,322,927
Series 1319, 4.76%, 9/16/2043	CNY	2,000,000	353,678
			146,937,480
COLOMBIA — 3.9%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	1,610,000,000	447,690
9.85%, 6/28/2027	COP	115,000,000	38,665
Colombian TES:
Series B, 5.75%, 11/3/2027	COP	19,650,000,000	5,209,289
Series B, 6.00%, 4/28/2028	COP	18,015,000,000	4,792,802
Series B, 6.25%, 11/26/2025	COP	25,595,000,000	7,231,875
Series B, 6.25%, 7/9/2036	COP	5,500,000,000	1,308,448
Series B, 7.00%, 5/4/2022	COP	15,854,000,000	4,522,215
Series B, 7.00%, 6/30/2032	COP	17,464,000,000	4,625,677
Series B, 7.25%, 10/18/2034	COP	17,725,000,000	4,715,612
Series B, 7.25%, 10/26/2050	COP	4,700,000,000	1,167,791
Series B, 7.50%, 8/26/2026	COP	20,602,000,000	6,057,905
Series B, 7.75%, 9/18/2030	COP	16,200,000,000	4,634,870
Series B, 10.00%, 7/24/2024	COP	7,590,000,000	2,414,646
			47,167,485
CZECH REPUBLIC — 4.4%
Czech Republic Government Bond:
Series 130, 0.05%, 11/29/2029	CZK	63,000,000	2,422,686
Series 126, 0.10%, 4/17/2022	CZK	8,000,000	358,000
Series 100, 0.25%, 2/10/2027	CZK	70,100,000	2,912,097
Series 97, 0.45%, 10/25/2023	CZK	102,840,000	4,558,796
Series 94, 0.95%, 5/15/2030	CZK	147,970,000	6,132,005
Series 95, 1.00%, 6/26/2026	CZK	101,070,000	4,412,489
Series 121, 1.20%, 3/13/2031	CZK	129,000,000	5,373,803
Series 120, 1.25%, 2/14/2025	CZK	78,500,000	3,517,233
Series 125, 1.50%, 4/24/2040	CZK	28,000,000	1,092,325

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 103, 2.00%, 10/13/2033	CZK	28,850,000	$1,281,262
Series 89, 2.40%, 9/17/2025	CZK	110,820,000	5,183,433
Series 78, 2.50%, 8/25/2028	CZK	84,240,000	3,979,009
Series 105, 2.75%, 7/23/2029	CZK	62,650,000	3,018,492
Series 61, 3.85%, 9/29/2021	CZK	12,070,000	552,770
Series 49, 4.20%, 12/4/2036	CZK	53,830,000	3,070,803
Series 52, 4.70%, 9/12/2022	CZK	30,200,000	1,437,018
Series 53, 4.85%, 11/26/2057	CZK	12,300,000	805,273
Series 58, 5.70%, 5/25/2024	CZK	61,750,000	3,171,668
			53,279,162
HUNGARY — 3.7%
Hungary Government Bond:
Series 25/C, 1.00%, 11/26/2025	HUF	812,000,000	2,554,172
Series 22/C, 1.50%, 8/24/2022	HUF	115,000,000	376,175
Series 23/C, 1.50%, 8/23/2023	HUF	598,000,000	1,960,185
Series 26/E, 1.50%, 4/22/2026	HUF	970,000,000	3,085,594
Series 22/B, 1.75%, 10/26/2022	HUF	798,500,000	2,623,746
Series 29/A, 2.00%, 5/23/2029	HUF	680,000,000	2,147,301
Series 33/A, 2.25%, 4/20/2033	HUF	310,000,000	953,313
Series 24/C, 2.50%, 10/24/2024	HUF	1,092,600,000	3,669,356
Series 26/D, 2.75%, 12/22/2026	HUF	761,000,000	2,567,078
Series 24/B, 3.00%, 6/26/2024	HUF	1,000,330,000	3,405,566
Series 27/A, 3.00%, 10/27/2027	HUF	1,113,880,000	3,808,246
Series 30/A, 3.00%, 8/21/2030	HUF	871,000,000	2,955,378
Series 38/A, 3.00%, 10/27/2038	HUF	405,000,000	1,287,212
Series 41/A, 3.00%, 4/25/2041	HUF	150,000,000	467,109
Series 31/A, 3.25%, 10/22/2031	HUF	1,059,200,000	3,636,914
Series 25/B, 5.50%, 6/24/2025	HUF	1,009,220,000	3,782,898
Series 23/A, 6.00%, 11/24/2023	HUF	469,340,000	1,711,592
Security Description		Principal Amount	Value
Series 28/A, 6.75%, 10/22/2028	HUF	547,000,000	$2,326,501
Series 22/A, 7.00%, 6/24/2022	HUF	192,790,000	671,292
			43,989,628
INDONESIA — 6.3%
Indonesia Treasury Bond:
Series FR86, 5.50%, 4/15/2026	IDR	64,900,000,000	4,385,497
Series FR63, 5.63%, 5/15/2023	IDR	21,956,000,000	1,531,025
Series FR64, 6.13%, 5/15/2028	IDR	58,250,000,000	3,884,042
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	102,416
Series FR81, 6.50%, 6/15/2025	IDR	79,500,000,000	5,599,318
Series FR87, 6.50%, 2/15/2031	IDR	49,700,000,000	3,350,858
Series FR61, 7.00%, 5/15/2022	IDR	4,633,000,000	330,115
Series FR59, 7.00%, 5/15/2027	IDR	68,000,000,000	4,862,574
Series FR82, 7.00%, 9/15/2030	IDR	71,600,000,000	4,985,578
Series FR76, 7.38%, 5/15/2048	IDR	31,700,000,000	2,167,625
Series FR74, 7.50%, 8/15/2032	IDR	26,300,000,000	1,853,240
Series FR80, 7.50%, 6/15/2035	IDR	68,600,000,000	4,815,130
Series FR75, 7.50%, 5/15/2038	IDR	26,910,000,000	1,860,431
Series FR83, 7.50%, 4/15/2040	IDR	43,000,000,000	2,957,453
Series FR85, 7.75%, 4/15/2031	IDR	3,000,000,000	218,210
Series FR77, 8.13%, 5/15/2024	IDR	57,100,000,000	4,218,363
Series FR78, 8.25%, 5/15/2029	IDR	44,650,000,000	3,350,886
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	276,386
Series FR72, 8.25%, 5/15/2036	IDR	51,390,000,000	3,792,175
Series FR70, 8.38%, 3/15/2024	IDR	56,100,000,000	4,156,189
Series FR56, 8.38%, 9/15/2026	IDR	21,800,000,000	1,658,226
Series FR68, 8.38%, 3/15/2034	IDR	72,700,000,000	5,474,748
Series FR79, 8.38%, 4/15/2039	IDR	32,000,000,000	2,350,574
Series FR73, 8.75%, 5/15/2031	IDR	9,050,000,000	704,056

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series FR67, 8.75%, 2/15/2044	IDR	7,050,000,000	$535,814
Series FR71, 9.00%, 3/15/2029	IDR	6,000,000,000	469,595
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	82,645
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	104,444
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 6.13%, 10/15/2025	IDR	15,000,000,000	1,036,332
Series PBS, 6.63%, 10/15/2024	IDR	16,000,000,000	1,140,469
Series PBS, 7.75%, 10/15/2046	IDR	15,000,000,000	1,070,297
Series PBS, 8.75%, 8/15/2023	IDR	3,800,000,000	282,368
Series PBS, 8.88%, 11/15/2031	IDR	34,200,000,000	2,667,986
			76,275,065
ISRAEL — 4.5%
Israel Government Bond:
Series 0723, 0.15%, 7/31/2023	ILS	14,450,000	4,326,675
Series 0425, 0.50%, 4/30/2025	ILS	9,400,000	2,831,240
Series 0722, 0.75%, 7/31/2022	ILS	4,400,000	1,330,139
Series 0330, 1.00%, 3/31/2030	ILS	9,500,000	2,824,112
Series 1122, 1.25%, 11/30/2022	ILS	7,760,000	2,370,147
Series 1123, 1.50%, 11/30/2023	ILS	9,335,000	2,894,492
Series 0537, 1.50%, 5/31/2037	ILS	10,600,000	3,047,467
Series 0825, 1.75%, 8/31/2025	ILS	9,280,000	2,941,865
Series 0327, 2.00%, 3/31/2027	ILS	14,850,000	4,802,504
Series 0928, 2.25%, 9/28/2028	ILS	13,595,000	4,479,494
Series 0324, 3.75%, 3/31/2024	ILS	15,400,000	5,098,377
Series 0347, 3.75%, 3/31/2047	ILS	13,675,000	5,362,424
Series 0323, 4.25%, 3/31/2023	ILS	10,850,000	3,517,485
Series 0122, 5.50%, 1/31/2022	ILS	895,000	280,564
Series 0142, 5.50%, 1/31/2042	ILS	10,510,000	5,089,406
Security Description		Principal Amount	Value
Series 1026, 6.25%, 10/30/2026	ILS	8,125,000	$3,191,698
			54,388,089
MALAYSIA — 5.5%
Malaysia Government Bond:
Series 0220, 2.63%, 4/15/2031	MYR	8,150,000	1,856,506
Series 0313, 3.48%, 3/15/2023	MYR	1,860,000	460,055
Series 0313, 3.48%, 3/15/2023	MYR	10,100,000	2,498,145
Series 0319, 3.48%, 6/14/2024	MYR	4,900,000	1,222,188
Series 0307, 3.50%, 5/31/2027	MYR	5,400,000	1,343,243
Series 0218, 3.76%, 4/20/2023	MYR	5,600,000	1,394,540
Series 0519, 3.76%, 5/22/2040	MYR	7,450,000	1,681,384
Series 0116, 3.80%, 8/17/2023	MYR	4,131,000	1,032,515
Series 0419, 3.83%, 7/5/2034	MYR	8,200,000	1,962,839
Series 0413, 3.84%, 4/15/2033	MYR	6,360,000	1,525,617
Series 0117, 3.88%, 3/10/2022	MYR	800,000	196,533
Series 0118, 3.88%, 3/14/2025	MYR	2,800,000	706,770
Series 0212, 3.89%, 3/15/2027	MYR	600,000	152,337
Series 0219, 3.89%, 8/15/2029	MYR	15,950,000	4,007,097
Series 0316, 3.90%, 11/30/2026	MYR	7,815,000	1,985,679
Series 0417, 3.90%, 11/16/2027	MYR	2,930,000	744,494
Series 0119, 3.91%, 7/15/2026	MYR	2,240,000	569,371
Series 0115, 3.96%, 9/15/2025	MYR	17,412,000	4,423,442
Series 0217, 4.06%, 9/30/2024	MYR	915,000	232,405
Series 0120, 4.07%, 6/15/2050	MYR	6,000,000	1,361,992
Series 0412, 4.13%, 4/15/2032	MYR	800,000	198,334
Series 0114, 4.18%, 7/15/2024	MYR	3,797,000	966,346
Series 0415, 4.25%, 5/31/2035	MYR	1,650,000	402,995
Series 0318, 4.64%, 11/7/2033	MYR	4,180,000	1,067,202
Series 0216, 4.74%, 3/15/2046	MYR	6,425,000	1,608,694

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 0317, 4.76%, 4/7/2037	MYR	5,535,000	$1,415,045
Series 3/05, 4.84%, 7/15/2025	MYR	170,000	44,584
Series 0418, 4.89%, 6/8/2038	MYR	4,000,000	1,032,389
Series 0518, 4.92%, 7/6/2048	MYR	3,000,000	762,953
Series 0713, 4.94%, 9/30/2043	MYR	300,000	77,092
Malaysia Government Investment Issue:
Series 0719, 3.15%, 5/15/2023	MYR	7,700,000	1,896,423
Series 0120, 3.42%, 9/30/2027	MYR	5,600,000	1,380,597
Series 0220, 3.47%, 10/15/2030	MYR	7,500,000	1,820,020
Series 0419, 3.66%, 10/15/2024	MYR	7,500,000	1,886,246
Series 0418, 3.73%, 3/31/2022	MYR	1,630,000	400,270
Series 0319, 3.73%, 3/31/2026	MYR	8,600,000	2,166,915
Series 0317, 3.95%, 4/14/2022	MYR	2,120,000	522,142
Series 0217, 4.05%, 8/15/2024	MYR	3,400,000	864,950
Series 0316, 4.07%, 9/30/2026	MYR	4,425,000	1,133,467
Series 0318, 4.09%, 11/30/2023	MYR	4,570,000	1,156,634
Series 0619, 4.12%, 11/30/2034	MYR	7,500,000	1,806,609
Series 0118, 4.13%, 8/15/2025	MYR	3,350,000	859,038
Series 0119, 4.13%, 7/9/2029	MYR	4,500,000	1,145,652
Series 0115, 4.19%, 7/15/2022	MYR	4,020,000	997,274
Series 0117, 4.26%, 7/26/2027	MYR	5,920,000	1,529,881
Series 0218, 4.37%, 10/31/2028	MYR	5,680,000	1,471,068
Series 0116, 4.39%, 7/7/2023	MYR	2,390,000	604,508
Series 0813, 4.44%, 5/22/2024	MYR	2,300,000	590,713
Series 0219, 4.47%, 9/15/2039	MYR	6,800,000	1,643,386
Series 0513, 4.58%, 8/30/2033	MYR	7,400,000	1,881,848
Series 0519, 4.64%, 11/15/2049	MYR	3,500,000	841,126
Series 0617, 4.72%, 6/15/2033	MYR	4,200,000	1,085,116
Security Description		Principal Amount	Value
Series 0517, 4.76%, 8/4/2037	MYR	3,300,000	$837,158
Series 0615, 4.79%, 10/31/2035	MYR	810,000	207,918
Series 0417, 4.90%, 5/8/2047	MYR	1,500,000	378,847
			66,040,592
MEXICO — 4.5%
Mexican Bonos:
Series M, 5.75%, 3/5/2026	MXN	105,640,000	5,119,284
Series M, 6.50%, 6/9/2022	MXN	68,278,000	3,402,938
Series M, 6.75%, 3/9/2023	MXN	127,500,000	6,438,717
Series M 20, 7.50%, 6/3/2027	MXN	112,930,000	5,878,398
Series M, 7.75%, 5/29/2031	MXN	71,328,000	3,714,369
Series M, 7.75%, 11/23/2034	MXN	20,000,000	1,026,955
Series M, 7.75%, 11/13/2042	MXN	53,980,000	2,662,975
Series M, 8.00%, 12/7/2023	MXN	67,480,000	3,515,470
Series M, 8.00%, 9/5/2024	MXN	83,900,000	4,402,920
Series M, 8.00%, 11/7/2047	MXN	57,420,000	2,878,816
Series M 20, 8.50%, 5/31/2029	MXN	90,485,000	4,962,623
Series M 30, 8.50%, 11/18/2038	MXN	90,240,000	4,845,584
Series M 20, 10.00%, 12/5/2024	MXN	83,495,000	4,662,098
Series M 30, 10.00%, 11/20/2036	MXN	17,000,000	1,037,822
			54,548,969
PERU — 2.8%
Peru Government Bond:
5.35%, 8/12/2040	PEN	8,100,000	1,943,772
5.40%, 8/12/2034	PEN	14,100,000	3,650,326
5.70%, 8/12/2024	PEN	3,200,000	968,662
5.94%, 2/12/2029	PEN	14,825,000	4,473,799
6.15%, 8/12/2032	PEN	14,457,000	4,162,795
6.35%, 8/12/2028	PEN	5,500,000	1,706,120
6.71%, 2/12/2055	PEN	1,000,000	279,188
6.90%, 8/12/2037	PEN	13,575,000	3,880,680
6.95%, 8/12/2031	PEN	11,520,000	3,547,821
8.20%, 8/12/2026	PEN	4,700,000	1,632,987
Peruvian Government International Bond:
Series REGS, 5.70%, 8/12/2024	PEN	1,400,000	423,790

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series REGS, 6.35%, 8/12/2028	PEN	7,810,000	$2,422,690
Series REGS, 6.71%, 2/12/2055	PEN	475,000	132,614
Series REGS, 6.85%, 2/12/2042	PEN	5,125,000	1,448,418
Series REGS, 6.95%, 8/12/2031	PEN	2,000,000	615,941
Series REGS, 8.20%, 8/12/2026	PEN	6,935,000	2,409,524
			33,699,127
PHILIPPINES — 4.6%
Philippine Government Bond:
Series 0325, 2.38%, 9/10/2023	PHP	228,800,000	4,702,552
Series R513, 2.63%, 8/12/2025	PHP	165,500,000	3,348,580
Series 1065, 2.88%, 7/9/2030	PHP	326,500,000	6,046,793
Series 7-58, 3.50%, 4/21/2023	PHP	25,500,000	536,354
Series R105, 3.50%, 9/20/2026	PHP	22,000,000	456,173
Series 1060, 3.63%, 9/9/2025	PHP	82,000,000	1,725,559
Series 2020, 3.63%, 3/21/2033	PHP	43,150,000	801,440
Series 5-74, 4.00%, 1/26/2022	PHP	155,800,000	3,268,018
Series 1059, 4.13%, 8/20/2024	PHP	13,700,000	291,640
Series 7-59, 4.50%, 4/20/2024	PHP	68,200,000	1,466,092
Series R511, 4.63%, 12/4/2022	PHP	76,850,000	1,647,417
Series 2511, 4.63%, 9/9/2040	PHP	68,100,000	1,321,382
Series 3-24, 4.75%, 7/4/2022	PHP	27,000,000	574,459
Series 1061, 4.75%, 5/4/2027	PHP	196,950,000	4,251,540
Series 2021, 5.25%, 5/18/2037	PHP	48,800,000	1,022,557
Series 5-75, 5.50%, 3/8/2023	PHP	32,000,000	701,017
Series 7-61, 5.75%, 4/12/2025	PHP	89,500,000	2,031,394
Series R251, 6.13%, 10/24/2037	PHP	67,000,000	1,538,112
Series 7-62, 6.25%, 2/14/2026	PHP	105,000,000	2,442,886
Series 1063, 6.25%, 3/22/2028	PHP	97,700,000	2,258,453
Series 2023, 6.75%, 1/24/2039	PHP	80,000,000	1,974,905
Security Description		Principal Amount	Value
Series 1064, 6.88%, 1/10/2029	PHP	166,000,000	$4,032,433
Series 2017, 8.00%, 7/19/2031	PHP	269,237,338	7,224,039
Series 25-8, 8.13%, 12/16/2035	PHP	13,300,000	362,934
Philippine Government International Bond:
3.90%, 11/26/2022	PHP	31,000,000	648,287
6.25%, 1/14/2036	PHP	20,000,000	515,251
			55,190,267
POLAND — 4.5%
Poland Government Bond:
Series 0722, Zero Coupon, 7/25/2022	PLN	19,820,000	5,017,718
Series 1026, 0.25%, 10/25/2026	PLN	23,363,000	5,672,011
Series 1030, 1.25%, 10/25/2030	PLN	12,500,000	3,078,803
Series 1024, 2.25%, 10/25/2024	PLN	19,700,000	5,301,647
Series 0123, 2.50%, 1/25/2023	PLN	25,695,000	6,799,251
Series 0726, 2.50%, 7/25/2026	PLN	13,400,000	3,677,491
Series 0727, 2.50%, 7/25/2027	PLN	17,400,000	4,784,127
Series 1029, 2.75%, 10/25/2029	PLN	20,840,000	5,844,812
Series 0725, 3.25%, 7/25/2025	PLN	5,700,000	1,601,486
Series 1023, 4.00%, 10/25/2023	PLN	34,650,000	9,631,225
Series 0922, 5.75%, 9/23/2022	PLN	8,200,000	2,250,948
			53,659,519
ROMANIA — 3.3%
Romania Government Bond:
Series 7Y, 3.25%, 4/29/2024	RON	2,700,000	661,492
Series 5Y, 3.40%, 3/8/2022	RON	11,410,000	2,759,031
Series 7Y, 3.50%, 12/19/2022	RON	1,800,000	439,675
Series 5Y, 3.65%, 7/28/2025	RON	10,500,000	2,617,514
Series 15Y, 3.65%, 9/24/2031	RON	8,250,000	2,014,841
Series 4YR, 3.70%, 11/25/2024	RON	3,300,000	821,888
Series 3Y, 4.00%, 8/8/2022	RON	2,750,000	673,748

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 3Y, 4.00%, 10/25/2023	RON	8,550,000	$2,124,965
Series 8Y, 4.15%, 1/26/2028	RON	9,500,000	2,445,143
Series 10YR, 4.15%, 10/24/2030	RON	2,100,000	540,258
Series 5Y, 4.25%, 6/28/2023	RON	10,590,000	2,635,270
Series 4.3Y, 4.40%, 9/25/2023	RON	11,500,000	2,882,865
Series 5Y, 4.50%, 6/17/2024	RON	14,200,000	3,609,374
Series 10Y, 4.75%, 2/24/2025	RON	18,125,000	4,680,765
Series 15Y, 4.75%, 10/11/2034	RON	4,000,000	1,024,827
Series 7Y, 4.85%, 4/22/2026	RON	15,275,000	4,017,473
Series 10Y, 5.00%, 2/12/2029	RON	10,825,000	2,944,560
Series 15YR, 5.80%, 7/26/2027	RON	1,640,000	458,836
Series 10Y, 5.85%, 4/26/2023	RON	9,000,000	2,302,057
			39,654,582
RUSSIA — 4.4%
Russian Federal Bond - OFZ:
Series 6234, 4.50%, 7/16/2025	RUB	307,000,000	3,773,631
Series 5084, 5.30%, 10/4/2023	RUB	78,000,000	1,018,935
Series 6235, 5.90%, 3/12/2031	RUB	31,000,000	379,715
Series 6232, 6.00%, 10/6/2027	RUB	259,900,000	3,305,434
Series 6233, 6.10%, 7/18/2035	RUB	172,000,000	2,074,898
Series 6223, 6.50%, 2/28/2024	RUB	214,000,000	2,868,447
Series 6224, 6.90%, 5/23/2029	RUB	65,000,000	859,517
Series 6215, 7.00%, 8/16/2023	RUB	192,500,000	2,615,030
Series 6212, 7.05%, 1/19/2028	RUB	223,115,000	2,990,771
Series 6222, 7.10%, 10/16/2024	RUB	179,241,000	2,440,941
Series 6229, 7.15%, 11/12/2025	RUB	362,500,000	4,931,758
Series 6225, 7.25%, 5/10/2034	RUB	231,270,000	3,119,686
Series 6220, 7.40%, 12/7/2022	RUB	58,951,000	803,576
Series 6227, 7.40%, 7/17/2024	RUB	360,500,000	4,944,586
Security Description		Principal Amount	Value
Series 6209, 7.60%, 7/20/2022	RUB	172,630,000	$2,352,237
Series 6228, 7.65%, 4/10/2030	RUB	165,000,000	2,290,855
Series 6221, 7.70%, 3/23/2033	RUB	221,060,000	3,087,398
Series 6230, 7.70%, 3/16/2039	RUB	102,500,000	1,442,760
Series 6219, 7.75%, 9/16/2026	RUB	187,790,000	2,610,255
Series 6226, 7.95%, 10/7/2026	RUB	144,400,000	2,023,205
Series 6207, 8.15%, 2/3/2027	RUB	77,000,000	1,091,986
Series 6218, 8.50%, 9/17/2031	RUB	163,892,000	2,416,102
			53,441,723
SOUTH AFRICA — 4.6%
South Africa Government Bond:
Series R209, 6.25%, 3/31/2036	ZAR	14,761,000	657,471
Series R214, 6.50%, 2/28/2041	ZAR	14,330,000	603,721
Series R214, 6.50%, 2/28/2041	ZAR	29,400,000	1,238,618
Series R213, 7.00%, 2/28/2031	ZAR	23,352,000	1,291,565
Series R213, 7.00%, 2/28/2031	ZAR	30,000,000	1,659,257
Series 2023, 7.75%, 2/28/2023	ZAR	44,580,000	3,148,926
Series 2030, 8.00%, 1/31/2030	ZAR	113,955,000	7,034,563
Series 2032, 8.25%, 3/31/2032	ZAR	62,370,000	3,649,269
Series 2037, 8.50%, 1/31/2037	ZAR	91,847,000	4,956,997
Series 2044, 8.75%, 1/31/2044	ZAR	60,626,000	3,218,128
Series 2048, 8.75%, 2/28/2048	ZAR	35,180,000	1,866,896
Series 2048, 8.75%, 2/28/2048	ZAR	90,000,000	4,776,026
Series 2035, 8.88%, 2/28/2035	ZAR	102,530,000	5,891,964
Series 2040, 9.00%, 1/31/2040	ZAR	56,290,000	3,112,431
Series R186, 10.50%, 12/21/2026	ZAR	150,705,000	11,588,963
			54,694,795

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
SOUTH KOREA — 12.4%
Korea Treasury Bond:
Series 2303, 0.75%, 3/10/2023	KRW	1,500,000,000	$1,320,576
Series 2312, 0.88%, 12/10/2023	KRW	4,030,000,000	3,537,722
Series 2306, 1.00%, 6/10/2023	KRW	6,980,000,000	6,161,316
Series 2509, 1.13%, 9/10/2025	KRW	5,900,000,000	5,114,379
Series 3909, 1.13%, 9/10/2039	KRW	6,050,000,000	4,490,093
Series 2212, 1.25%, 12/10/2022	KRW	5,509,000,000	4,895,970
Series 2603, 1.25%, 3/10/2026	KRW	1,500,000,000	1,299,145
Series 2109, 1.38%, 9/10/2021	KRW	1,462,800,000	1,297,088
Series 2409, 1.38%, 9/10/2024	KRW	2,360,000,000	2,086,824
Series 2912, 1.38%, 12/10/2029	KRW	7,100,000,000	5,978,273
Series 3006, 1.38%, 6/10/2030	KRW	10,280,000,000	8,604,902
Series 2503, 1.50%, 3/10/2025	KRW	4,840,000,000	4,281,324
Series 2612, 1.50%, 12/10/2026	KRW	4,344,000,000	3,790,701
Series 3012, 1.50%, 12/10/2030	KRW	6,400,000,000	5,399,784
Series 3609, 1.50%, 9/10/2036	KRW	6,003,000,000	4,838,126
Series 4009, 1.50%, 9/10/2040	KRW	5,500,000,000	4,332,658
Series 5003, 1.50%, 3/10/2050	KRW	11,930,000,000	9,044,621
Series 2206, 1.63%, 6/10/2022	KRW	3,450,000,000	3,078,806
Series 7009, 1.63%, 9/10/2070	KRW	1,050,000,000	772,617
Series 2403, 1.88%, 3/10/2024	KRW	3,150,000,000	2,836,056
Series 2606, 1.88%, 6/10/2026	KRW	3,959,000,000	3,525,478
Series 2906, 1.88%, 6/10/2029	KRW	6,280,000,000	5,530,200
Series 5103, 1.88%, 3/10/2051	KRW	1,000,000,000	826,334
Series 2209, 2.00%, 9/10/2022	KRW	200,000	180
Series 4603, 2.00%, 3/10/2046	KRW	1,370,000,000	1,171,696
Series 4903, 2.00%, 3/10/2049	KRW	7,835,000,000	6,698,901
Series 2706, 2.13%, 6/10/2027	KRW	4,282,000,000	3,868,153
Security Description		Principal Amount	Value
Series 4703, 2.13%, 3/10/2047	KRW	5,812,000,000	$5,096,814
Series 2309, 2.25%, 9/10/2023	KRW	3,890,000,000	3,531,255
Series 2506, 2.25%, 6/10/2025	KRW	30,000,000	27,326
Series 3709, 2.25%, 9/10/2037	KRW	3,570,000,000	3,186,210
Series 2303, 2.38%, 3/10/2023	KRW	5,418,000,000	4,919,410
Series 2712, 2.38%, 12/10/2027	KRW	5,600,000,000	5,130,144
Series 2812, 2.38%, 12/10/2028	KRW	1,839,000,000	1,683,086
Series 3809, 2.38%, 9/10/2038	KRW	2,609,000,000	2,370,045
Series 2806, 2.63%, 6/10/2028	KRW	5,735,000,000	5,339,013
Series 3509, 2.63%, 9/10/2035	KRW	870,000,000	811,955
Series 4803, 2.63%, 3/10/2048	KRW	6,754,000,000	6,533,692
Series 2303, 3.00%, 3/10/2023	KRW	2,580,000,000	2,369,955
Series 4212, 3.00%, 12/10/2042	KRW	265,000,000	267,202
Series 2403, 3.50%, 3/10/2024	KRW	2,640,000,000	2,486,389
Series 2206, 3.75%, 6/10/2022	KRW	580,000,000	530,476
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	413,584
			149,478,479
SUPRANATIONAL — 0.1%
International Bank for Reconstruction & Development Series GDIF, 4.00%, 5/30/2023	PEN	3,500,000	973,369
THAILAND — 5.2%
Thailand Government Bond:
0.75%, 6/17/2024	THB	50,200,000	1,609,916
0.95%, 6/17/2025	THB	88,000,000	2,823,263
1.45%, 12/17/2024	THB	115,180,000	3,775,471
1.59%, 12/17/2035	THB	107,000,000	3,068,954
1.60%, 12/17/2029	THB	99,400,000	3,142,422
1.60%, 6/17/2035	THB	31,500,000	914,017
1.88%, 6/17/2022	THB	47,380,000	1,543,124
1.88%, 6/17/2049	THB	14,000,000	352,577
2.00%, 12/17/2022	THB	68,252,000	2,242,788
2.00%, 6/17/2042	THB	5,000,000	141,252
2.13%, 12/17/2026	THB	111,880,000	3,755,740
2.40%, 12/17/2023	THB	128,400,000	4,308,827
2.88%, 12/17/2028	THB	117,510,000	4,092,809

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
2.88%, 6/17/2046	THB	72,715,000	$2,339,381
3.30%, 6/17/2038	THB	154,000,000	5,391,143
3.40%, 6/17/2036	THB	56,460,000	2,002,283
3.58%, 12/17/2027	THB	4,650,000	169,034
3.60%, 6/17/2067	THB	62,200,000	2,204,356
3.63%, 6/16/2023	THB	9,000	308
3.65%, 12/17/2021	THB	19,611,000	642,269
3.65%, 6/20/2031	THB	19,575,000	725,294
3.78%, 6/25/2032	THB	116,120,000	4,344,890
3.80%, 6/14/2041	THB	12,750,000	477,318
3.85%, 12/12/2025	THB	18,882,000	681,937
3.85%, 12/12/2025	THB	20,000,000	722,314
4.00%, 6/17/2066	THB	54,280,000	2,098,803
4.68%, 6/29/2044	THB	64,500,000	2,726,413
4.75%, 12/20/2024	THB	14,000,000	512,962
4.85%, 6/17/2061	THB	48,195,000	2,144,416
4.88%, 6/22/2029	THB	22,564,000	897,239
4.88%, 6/22/2029	THB	55,720,000	2,215,659
5.67%, 3/13/2028	THB	10,000,000	407,745
			62,474,924
TURKEY — 2.4%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	2,225,000	220,719
8.00%, 3/12/2025	TRY	8,130,000	692,542
8.50%, 9/14/2022	TRY	27,450,000	2,935,297
8.80%, 9/27/2023	TRY	2,300,000	225,658
9.00%, 5/4/2022	TRY	21,200,000	2,337,785
9.00%, 7/24/2024	TRY	29,650,000	2,758,556
10.40%, 3/20/2024	TRY	1,760,000	174,379
10.50%, 8/11/2027	TRY	28,380,000	2,400,362
10.60%, 2/11/2026	TRY	27,104,000	2,462,735
10.70%, 8/17/2022	TRY	11,190,000	1,231,052
11.00%, 3/2/2022	TRY	9,700,000	1,104,051
11.00%, 2/24/2027	TRY	13,298,000	1,172,939
11.70%, 11/13/2030	TRY	38,800,000	3,288,712
12.20%, 1/18/2023	TRY	34,270,000	3,768,095
Security Description		Principal Amount	Value
12.40%, 3/8/2028	TRY	8,050,000	$741,655
12.60%, 10/1/2025	TRY	32,000,000	3,185,984
16.20%, 6/14/2023	TRY	5,850,000	678,568
			29,379,089
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,218,948,671)			1,174,165,613
	Shares
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (b) (c) (Cost $9,245,315)	9,245,315	9,245,315
TOTAL INVESTMENTS — 98.4% (Cost $1,228,193,986)		1,183,410,928
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%		19,569,941
NET ASSETS — 100.0%		$1,202,980,869
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2021.
GDIF	Global Debt Issuance Facility

At March 31, 2021, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank, N.A.	USD1,074,409	7,000,000	04/08/2021	$(7,602)
Societe Generale	USD1,173,251	4,200,000,000	04/08/2021	(30,388)
Societe Generale	USD2,436,978	34,500,000,000	04/08/2021	(63,023)
Societe Generale	USD492,695	24,000,000	04/08/2021	1,717
Societe Generale	USD421,403	1,500,000,000	04/08/2021	(13,237)
Societe Generale	USD1,687,000	82,000,000	04/08/2021	2,242
Societe Generale	PHP25,000,000	513,326	04/08/2021	(1,687)
Standard Chartered Bank	IDR34,500,000,000	2,375,379	04/08/2021	1,424
Standard Chartered Bank	USD2,365,120	34,500,000,000	05/07/2021	(968)
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
UBS AG	PHP81,000,000	1,663,555	04/08/2021	$(5,086)
UBS AG	USD2,791,964	210,000,000	04/08/2021	(13,276)
UBS AG	CNH7,000,000	1,063,618	04/08/2021	(3,189)
UBS AG	RUB210,000,000	2,754,541	04/08/2021	(24,147)
UBS AG	COP5,700,000,000	1,528,076	04/08/2021	(22,952)
UBS AG	USD1,061,411	7,000,000	05/07/2021	3,075
UBS AG	USD2,744,658	210,000,000	05/07/2021	24,039
UBS AG	USD1,527,933	5,700,000,000	05/07/2021	23,284
UBS AG	RUB210,000,000	2,769,217	05/07/2021	519
Total				$(129,255)

BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$1,174,165,613	$—	$1,174,165,613
Short-Term Investment	9,245,315	—	—	9,245,315
TOTAL INVESTMENTS	$9,245,315	$1,174,165,613	$—	$1,183,410,928
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts(a)	—	56,300	—	56,300
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$56,300	$—	$56,300
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$9,245,315	$1,174,221,913	$—	$1,183,467,228
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts(a)	—	(185,555)	—	(185,555)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(185,555)	$—	$(185,555)
(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,227,948	$10,227,948	$83,425,407	$84,408,040	$—	$—	9,245,315	$9,245,315	$680
State Street Navigator Securities Lending Portfolio II	—	—	61,534,995	61,534,995	—	—	—	—	2,939
Total		$10,227,948	$144,960,402	$145,943,035	$—	$—		$9,245,315	$3,619
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
ADVERTISING — 0.7%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a) (b)	$7,462,000	$7,754,287
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (a) (b)	11,139,000	11,039,083
Lamar Media Corp.:
3.63%, 1/15/2031 (a) (b)	5,848,000	5,652,852
3.75%, 2/15/2028 (b)	6,345,000	6,332,437
4.00%, 2/15/2030	4,973,000	4,958,578
MDC Partners, Inc. 7.50%, 5/1/2024 (a) (b) (c)	6,265,000	6,352,271
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a) (b)	5,694,000	5,483,493
4.63%, 3/15/2030 (a) (b)	4,822,000	4,646,045
5.00%, 8/15/2027 (a) (b)	7,187,000	7,286,684
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	9,962,000	10,716,821
		70,222,551
AEROSPACE & DEFENSE — 2.0%
F-Brasile SpA/F-Brasile US LLC Series XR, 7.38%, 8/15/2026 (a)	4,253,000	4,268,183
Howmet Aerospace, Inc. 6.88%, 5/1/2025	11,344,000	13,140,663
Moog, Inc. 4.25%, 12/15/2027 (a)	5,755,000	5,871,827
Rolls-Royce PLC 5.75%, 10/15/2027 (a)	9,627,000	10,240,432
Signature Aviation US Holdings, Inc.:
4.00%, 3/1/2028 (a)	6,973,000	7,081,360
5.38%, 5/1/2026 (a)	5,336,000	5,445,655
Spirit AeroSystems, Inc.:
4.60%, 6/15/2028 (b)	6,661,000	6,528,246
5.50%, 1/15/2025 (a)	4,820,000	5,094,644
7.50%, 4/15/2025 (a) (b)	12,562,000	13,500,758
SSL Robotics LLC 9.75%, 12/31/2023 (a)	5,518,000	6,201,791
TransDigm, Inc.:
4.63%, 1/15/2029 (a) (b)	11,904,000	11,734,844
5.50%, 11/15/2027 (b)	25,669,000	26,547,650
6.25%, 3/15/2026 (a)	43,032,000	45,619,514
6.38%, 6/15/2026	10,895,000	11,273,383
7.50%, 3/15/2027	6,664,000	7,145,141
8.00%, 12/15/2025 (a)	11,627,000	12,663,198
Triumph Group, Inc.:
6.25%, 9/15/2024 (a) (b)	4,171,000	4,233,273
Security Description	Principal Amount	Value
8.88%, 6/1/2024 (a)	$8,475,000	$9,492,000
		206,082,562
AGRICULTURE — 0.4%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	5,390,000	5,668,286
JBS Investments II GmbH:
5.75%, 1/15/2028 (a) (b)	8,026,000	8,467,591
7.00%, 1/15/2026 (a) (b)	8,987,000	9,577,805
Vector Group, Ltd.:
5.75%, 2/1/2029 (a)	8,330,000	8,586,814
10.50%, 11/1/2026 (a)	6,186,000	6,622,979
		38,923,475
AIRLINES — 1.6%
American Airlines Group, Inc.:
3.75%, 3/1/2025 (a) (b)	4,662,000	3,971,371
5.00%, 6/1/2022 (a) (b)	7,668,000	7,533,580
American Airlines, Inc. 11.75%, 7/15/2025 (a) (b)	21,597,000	26,704,691
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/2026 (a)	34,908,000	36,310,254
5.75%, 4/20/2029 (a)	28,541,000	30,360,203
Delta Air Lines, Inc.:
2.90%, 10/28/2024 (b)	9,198,000	9,174,361
3.63%, 3/15/2022 (b)	934,000	943,265
3.75%, 10/28/2029 (b)	5,963,000	5,837,717
3.80%, 4/19/2023 (b)	6,532,000	6,699,611
4.38%, 4/19/2028 (b)	4,879,000	5,055,327
7.38%, 1/15/2026 (b)	11,438,000	13,473,850
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. 5.75%, 1/20/2026 (a) (b)	11,406,000	12,089,676
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a)	8,724,600	9,859,409
		168,013,315
APPAREL — 0.4%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	8,476,000	8,989,052
4.88%, 5/15/2026 (a) (b)	6,924,000	7,427,860
5.38%, 5/15/2025 (a)	6,916,000	7,312,010
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	4,930,000	4,760,063
Under Armour, Inc. 3.25%, 6/15/2026 (b)	5,003,000	5,009,904
William Carter Co.:
5.50%, 5/15/2025 (a)	5,242,000	5,597,146
5.63%, 3/15/2027 (a)	4,799,000	5,066,880
		44,162,915

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 3.0%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	$9,526,000	$9,250,222
5.88%, 6/1/2029 (a) (b)	5,759,000	6,296,775
Aston Martin Capital Holdings, Ltd. 10.50%, 11/30/2025 (a) (b)	10,793,000	11,928,208
Ford Motor Co.:
4.35%, 12/8/2026 (b)	8,943,000	9,416,532
8.50%, 4/21/2023	21,344,000	23,799,200
9.00%, 4/22/2025	20,426,000	24,726,899
9.63%, 4/22/2030 (b)	6,484,000	9,058,472
Ford Motor Credit Co. LLC:
2.90%, 2/16/2028	4,005,000	3,846,602
2.98%, 8/3/2022 (b)	8,035,000	8,141,705
3.09%, 1/9/2023	8,717,000	8,860,830
3.10%, 5/4/2023	6,229,000	6,333,523
3.34%, 3/28/2022	4,469,000	4,524,371
3.35%, 11/1/2022 (b)	9,083,000	9,255,395
3.37%, 11/17/2023 (b)	5,906,000	6,055,599
3.38%, 11/13/2025	12,264,000	12,445,262
3.81%, 1/9/2024	5,807,000	5,990,385
3.82%, 11/2/2027	4,383,000	4,431,257
4.00%, 11/13/2030	9,953,000	9,874,073
4.06%, 11/1/2024	9,351,000	9,805,926
4.13%, 8/17/2027	8,326,000	8,582,358
4.14%, 2/15/2023	4,985,000	5,173,483
4.27%, 1/9/2027	5,435,000	5,656,694
4.54%, 8/1/2026	3,679,000	3,890,653
4.69%, 6/9/2025	3,236,000	3,436,341
5.11%, 5/3/2029	9,479,000	10,133,714
5.13%, 6/16/2025	11,308,000	12,208,230
5.58%, 3/18/2024	10,401,000	11,231,520
Series MTN, 3.55%, 10/7/2022 (b)	4,031,000	4,120,609
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a) (b)	4,304,000	4,106,145
5.88%, 1/15/2028 (a)	6,124,000	6,234,048
7.75%, 10/15/2025 (a) (b)	7,876,000	8,536,718
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	6,577,000	6,944,786
Navistar International Corp.:
6.63%, 11/1/2025 (a)	9,699,000	10,082,498
9.50%, 5/1/2025 (a)	6,601,000	7,261,100
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	5,944,000	6,347,063
Tesla, Inc. 5.30%, 8/15/2025 (a)	17,351,000	18,007,735
		315,994,931
AUTO PARTS & EQUIPMENT — 1.2%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a) (b)	7,279,060	7,523,054
Security Description	Principal Amount	Value
Adient US LLC:
7.00%, 5/15/2026 (a)	$159,000	$169,440
9.00%, 4/15/2025 (a)	6,223,000	6,915,993
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025 (b)	8,032,000	8,274,647
Clarios Global L.P. 6.75%, 5/15/2025 (a)	4,873,000	5,205,095
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a) (b)	11,591,000	12,308,715
8.50%, 5/15/2027 (a)	18,132,000	19,519,279
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	4,664,000	4,933,812
Delphi Technologies PLC 5.00%, 10/1/2025 (a)	2,216,000	2,454,818
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	7,788,000	7,991,345
5.00%, 5/31/2026 (b)	8,106,000	8,335,724
5.25%, 4/30/2031 (d)	5,850,000	5,850,000
9.50%, 5/31/2025	8,061,000	9,037,268
IHO Verwaltungs GmbH 4.75%, 9/15/2026 (a)	5,176,000	5,325,897
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	6,469,000	6,670,962
Tenneco, Inc.:
5.00%, 7/15/2026 (b)	6,595,000	6,247,312
5.13%, 4/15/2029 (a)	8,238,000	8,130,577
7.88%, 1/15/2029 (a)	5,929,000	6,652,575
		131,546,513
BANKS — 0.9%
CIT Group, Inc.:
4.75%, 2/16/2024	4,737,000	5,143,577
5.25%, 3/7/2025	4,707,000	5,306,154
SOFR + 3.83%, 3.93%, 6/19/2024 (e)	4,570,000	4,827,154
Deutsche Bank AG:
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (e)	9,953,000	10,618,557
SOFR + 2.76%, 3.73%, 1/14/2032 (b) (e)	12,621,000	12,256,884
SOFR + 5.44%, 5.88%, 7/8/2031 (b) (e)	4,582,000	5,153,696
Freedom Mortgage Corp.:
7.63%, 5/1/2026 (a)	6,029,000	6,313,870
8.25%, 4/15/2025 (a)	8,236,000	8,573,264
UniCredit SpA:
5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (b) (e)	8,799,000	9,744,453
5 Year USD ICE Swap + 4.75%, 5.46%, 6/30/2035 (a) (e)	13,243,000	14,179,148

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5 Year USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (e)	$10,879,000	$12,859,957
		94,976,714
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 5.50%, 4/1/2025 (a)	6,277,000	6,455,581
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	8,017,000	8,173,251
		14,628,832
BUILDING MATERIALS — 1.0%
Builders FirstSource, Inc.:
5.00%, 3/1/2030 (a)	5,756,000	6,034,705
6.75%, 6/1/2027 (a)	7,225,000	7,779,230
Cornerstone Building Brands, Inc.:
6.13%, 1/15/2029 (a) (b)	4,745,000	5,052,666
8.00%, 4/15/2026 (a) (b)	5,772,000	6,011,596
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a)	4,858,000	5,095,362
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 7/15/2025 (a)	5,287,000	5,696,161
Griffon Corp. 5.75%, 3/1/2028 (b)	9,573,500	10,181,992
Masonite International Corp. 5.38%, 2/1/2028 (a)	5,235,000	5,553,968
SRM Escrow Issuer LLC 6.00%, 11/1/2028 (a)	6,927,000	7,250,422
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	10,304,000	9,723,885
4.38%, 7/15/2030 (a) (b)	10,748,000	10,826,138
4.75%, 1/15/2028 (a) (b)	9,804,000	10,155,963
5.00%, 2/15/2027 (a) (b)	8,284,000	8,610,721
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 1/15/2029 (a)	6,743,000	7,041,850
		105,014,659
CHEMICALS — 1.7%
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	6,334,000	6,176,283
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027 (a)	4,939,000	5,162,737
Chemours Co.:
5.38%, 5/15/2027 (b)	5,055,000	5,354,357
5.75%, 11/15/2028 (a)	7,219,000	7,609,187
Consolidated Energy Finance SA 6.88%, 6/15/2025 (a)	4,857,000	4,954,577
Security Description	Principal Amount	Value
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a)	$5,702,000	$5,747,274
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	7,579,000	7,463,420
Eurochem Finance DAC Series REGS, 5.50%, 3/13/2024	6,969,000	7,587,917
INEOS Group Holdings SA 5.63%, 8/1/2024 (a) (b)	6,073,000	6,149,823
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	4,719,000	4,713,998
Ingevity Corp. 3.88%, 11/1/2028 (a)	5,788,000	5,614,013
Methanex Corp.:
5.13%, 10/15/2027	7,404,000	7,607,980
5.25%, 12/15/2029	7,266,000	7,496,986
Nouryon Holding B.V. 8.00%, 10/1/2026 (a) (b)	6,621,000	7,044,545
OCI NV 5.25%, 11/1/2024 (a)	6,547,000	6,809,142
Olin Corp.:
5.00%, 2/1/2030 (b)	5,352,000	5,609,752
5.13%, 9/15/2027 (b)	4,767,000	4,953,676
5.63%, 8/1/2029 (b)	7,561,000	8,160,285
9.50%, 6/1/2025 (a)	5,166,000	6,381,560
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	4,818,000	4,986,534
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a) (b)	4,989,000	5,298,867
SPCM SA 4.88%, 9/15/2025 (a)	5,345,000	5,494,179
TPC Group, Inc. 10.50%, 8/1/2024 (a)	8,958,000	8,094,180
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	5,043,000	5,181,733
Tronox, Inc.:
4.63%, 3/15/2029 (a) (b)	10,204,000	10,210,531
6.50%, 5/1/2025 (a)	3,761,000	4,029,949
Valvoline, Inc.:
3.63%, 6/15/2031 (a)	5,130,000	4,965,737
4.25%, 2/15/2030 (a)	4,829,000	4,925,049
WR Grace & Co-Conn 4.88%, 6/15/2027 (a)	8,036,000	8,312,519
		182,096,790
COAL — 0.1%
Peabody Energy Corp. 6.38%, 3/31/2025 (a)	4,802,000	1,934,582

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	$5,970,000	$6,188,979
		8,123,561
COMMERCIAL SERVICES — 3.7%
ADT Security Corp. 4.88%, 7/15/2032 (a)	8,432,000	8,553,252
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	7,515,000	7,441,729
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	6,199,000	6,325,274
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	16,233,000	17,212,175
9.75%, 7/15/2027 (a)	9,014,000	9,895,028
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	6,598,000	6,750,216
APTIM Corp. 7.75%, 6/15/2025 (a)	4,401,000	3,753,965
APX Group, Inc.:
6.75%, 2/15/2027 (a)	5,752,000	6,167,352
7.88%, 12/1/2022 (b)	4,868,000	4,887,521
ASGN, Inc. 4.63%, 5/15/2028 (a)	6,118,000	6,304,905
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a)	4,673,000	4,755,992
5.38%, 3/1/2029 (a)	6,149,000	6,403,507
Brink's Co. 4.63%, 10/15/2027 (a) (b)	5,494,000	5,632,449
Cimpress PLC 7.00%, 6/15/2026 (a)	6,170,000	6,522,924
Garda World Security Corp. 4.63%, 2/15/2027 (a)	5,765,000	5,775,262
Gartner, Inc.:
3.75%, 10/1/2030 (a)	7,302,000	7,231,828
4.50%, 7/1/2028 (a) (b)	8,413,000	8,673,551
GW B-CR Security Corp. 9.50%, 11/1/2027 (a)	4,742,000	5,245,648
Herc Holdings, Inc. 5.50%, 7/15/2027 (a) (b)	10,683,000	11,363,934
Jaguar Holding Co. II/PPD Development L.P.:
4.63%, 6/15/2025 (a) (b)	4,287,000	4,464,010
5.00%, 6/15/2028 (a)	7,374,500	7,676,191
Laureate Education, Inc. 8.25%, 5/1/2025 (a)	2,416,000	2,529,479
MPH Acquisition Holdings LLC 5.75%, 11/1/2028 (a) (b)	13,117,000	12,788,813
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a) (d)	9,646,000	9,890,237
Security Description	Principal Amount	Value
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a) (b)	$5,426,000	$5,557,635
Nielsen Finance LLC/Nielsen Finance Co.:
5.63%, 10/1/2028 (a) (b)	9,666,000	10,167,569
5.88%, 10/1/2030 (a)	7,700,000	8,343,412
North Queensland Export Terminal Pty, Ltd. 4.45%, 12/15/2022 (a) (b)	3,747,000	3,666,627
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a) (b)	10,071,000	9,768,870
5.25%, 4/15/2024 (a)	7,312,000	7,800,880
5.75%, 4/15/2026 (a)	11,243,000	12,146,600
6.25%, 1/15/2028 (a)	12,855,000	13,381,541
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	4,044,000	4,160,184
Sabre GLBL, Inc.:
7.38%, 9/1/2025 (a)	6,620,000	7,223,744
9.25%, 4/15/2025 (a) (b)	6,483,000	7,743,879
Service Corp. International:
3.38%, 8/15/2030 (b)	7,970,000	7,779,915
4.63%, 12/15/2027	5,341,000	5,638,387
5.13%, 6/1/2029	6,146,000	6,598,100
Sotheby's 7.38%, 10/15/2027 (a) (b)	6,635,000	7,200,634
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	7,632,000	6,744,398
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	5,731,000	5,580,447
United Rentals North America, Inc.:
3.88%, 11/15/2027	6,745,000	7,007,515
3.88%, 2/15/2031 (b)	10,465,000	10,522,348
4.00%, 7/15/2030	7,240,000	7,369,306
4.88%, 1/15/2028 (b)	16,124,000	16,987,601
5.25%, 1/15/2030	7,693,000	8,356,290
5.50%, 5/15/2027	9,413,000	10,037,741
5.88%, 9/15/2026	11,151,000	11,690,262
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	11,503,000	12,331,676
		390,050,803
COMPUTERS — 1.5%
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	15,313,000	16,303,139
Booz Allen Hamilton, Inc. 3.88%, 9/1/2028 (a)	6,632,000	6,672,588
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029 (b)	7,878,000	7,700,193
Dell International LLC/EMC Corp. 7.13%, 6/15/2024 (a)	16,662,000	17,148,530
Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (a)	6,673,000	7,425,781

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	$4,135,000	$1,494,554
NCR Corp.:
5.00%, 10/1/2028 (a) (b)	7,652,000	7,729,821
5.13%, 4/15/2029 (a) (d)	13,438,000	13,565,123
5.75%, 9/1/2027 (a) (b)	4,591,000	4,852,366
6.13%, 9/1/2029 (a) (b)	5,385,000	5,714,724
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	4,791,000	4,904,738
Seagate HDD Cayman:
3.13%, 7/15/2029 (a)	4,768,000	4,604,839
3.38%, 7/15/2031 (a) (b)	4,766,000	4,580,317
4.09%, 6/1/2029 (a)	4,822,000	4,918,199
4.13%, 1/15/2031 (a)	5,165,000	5,247,847
4.88%, 3/1/2024 (b)	3,809,000	4,088,542
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	11,799,000	12,054,920
Vericast Corp. 8.38%, 8/15/2022 (a) (b)	4,351,400	4,402,268
Western Digital Corp. 4.75%, 2/15/2026 (b)	19,427,000	21,421,376
		154,829,865
COSMETICS/PERSONAL CARE — 0.2%
Coty, Inc. 6.50%, 4/15/2026 (a) (b)	5,512,000	5,553,230
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	3,088,000	3,069,595
5.50%, 6/1/2028 (a) (b)	8,722,000	9,211,217
		17,834,042
DISTRIBUTION & WHOLESALE — 0.8%
American Builders & Contractors Supply Co., Inc.:
4.00%, 1/15/2028 (a)	7,056,000	7,069,830
5.88%, 5/15/2026 (a) (b)	6,203,000	6,404,970
Avient Corp. 5.75%, 5/15/2025 (a)	7,316,000	7,772,738
Core & Main L.P. 6.13%, 8/15/2025 (a) (b)	5,575,000	5,719,950
H&E Equipment Services Co. 3.88%, 12/15/2028 (a)	11,467,000	11,139,502
IAA, Inc. 5.50%, 6/15/2027 (a)	5,351,000	5,609,507
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a) (b)	8,757,000	8,911,999
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	9,493,000	9,936,703
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	5,863,000	6,100,510
Security Description	Principal Amount	Value
Wolverine Escrow LLC:
8.50%, 11/15/2024 (a)	$6,365,000	$6,361,563
9.00%, 11/15/2026 (a)	8,360,000	8,354,315
REGS, 13.13%, 11/15/2027 (a)	4,127,000	3,485,581
		86,867,168
DIVERSIFIED FINANCIAL SERVICES — 3.1%
AerCap Holdings NV 5 Year USD ICE Swap + 4.54%, 5.88%, 10/10/2079 (b) (e)	6,974,000	7,043,322
AG Issuer LLC 6.25%, 3/1/2028 (a)	4,847,000	5,067,102
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	6,718,000	6,732,712
Genworth Mortgage Holdings, Inc. 6.50%, 8/15/2025 (a) (b)	9,002,000	9,707,397
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	17,760,156	16,998,068
goeasy, Ltd. 5.38%, 12/1/2024 (a)	4,231,000	4,386,405
Home Point Capital, Inc. 5.00%, 2/1/2026 (a)	5,164,000	5,115,872
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024	10,818,000	11,240,335
6.38%, 12/15/2025	8,080,000	8,346,317
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	5,970,000	6,069,818
6.50%, 11/1/2025 (a)	4,905,000	5,138,233
LPL Holdings, Inc. 4.00%, 3/15/2029 (a)	9,113,000	9,162,848
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (a)	6,714,000	6,621,280
5.50%, 8/15/2028 (a)	8,503,000	8,548,406
6.00%, 1/15/2027 (a)	7,400,000	7,693,780
Navient Corp.:
4.88%, 3/15/2028	4,545,000	4,449,010
5.00%, 3/15/2027	6,623,000	6,638,564
6.50%, 6/15/2022	8,562,000	8,994,210
6.75%, 6/25/2025	5,131,000	5,571,137
6.75%, 6/15/2026 (b)	5,596,000	6,066,903
7.25%, 9/25/2023	6,082,000	6,586,806
NFP Corp. 6.88%, 8/15/2028 (a)	15,645,000	16,230,905
OneMain Finance Corp.:
4.00%, 9/15/2030	8,323,000	8,067,817
5.38%, 11/15/2029	7,873,000	8,383,721
5.63%, 3/15/2023	7,186,000	7,627,220
6.13%, 5/15/2022	9,671,000	10,124,473
6.13%, 3/15/2024	12,471,000	13,472,047
6.63%, 1/15/2028	7,978,000	9,047,052

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.88%, 3/15/2025	$12,280,000	$13,977,956
7.13%, 3/15/2026 (b)	12,852,000	14,889,042
8.88%, 6/1/2025	7,350,000	8,144,020
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	6,471,000	6,186,147
5.38%, 10/15/2025 (a)	6,683,000	6,906,346
Quicken Loans LLC 5.25%, 1/15/2028 (a)	10,506,000	11,077,947
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.:
3.63%, 3/1/2029 (a) (b)	7,026,000	6,793,931
3.88%, 3/1/2031 (a) (b)	12,097,000	11,670,097
SLM Corp. 4.20%, 10/29/2025	4,229,000	4,439,562
United Wholesale Mortgage LLC 5.50%, 11/15/2025 (a) (b)	8,047,000	8,390,526
United Wholesale MTGE LL 5.50%, 4/15/2029 (a) (d)	6,550,000	6,547,052
Voyager Aviation Holdings LLC/Voyager Finance Co. 9.00%, 8/15/2021 (a) (e)	994,000	494,455
		328,648,841
ELECTRIC — 2.5%
Calpine Corp.:
3.75%, 3/1/2031 (a)	8,828,000	8,414,496
4.50%, 2/15/2028 (a)	12,410,000	12,517,222
4.63%, 2/1/2029 (a)	6,223,000	6,060,082
5.00%, 2/1/2031 (a) (b)	8,036,000	7,841,850
5.13%, 3/15/2028 (a)	13,418,000	13,516,622
5.25%, 6/1/2026 (a)	9,772,000	10,065,160
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	8,838,000	8,495,704
4.75%, 3/15/2028 (a) (b)	8,263,000	8,597,651
Drax Finco PLC 6.63%, 11/1/2025 (a)	5,049,000	5,228,240
FirstEnergy Corp.:
2.65%, 3/1/2030	5,546,000	5,371,856
Series A, 3.35%, 7/15/2022	6,579,000	6,692,488
Series B, 4.40%, 7/15/2027	14,175,000	15,295,817
FirstEnergy Transmission LLC 2.87%, 9/15/2028 (a)	4,000,000	4,051,680
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	4,653,000	4,872,482
4.25%, 7/15/2024 (a)	7,231,000	7,610,772
4.25%, 9/15/2024 (a)	204,000	215,383
4.50%, 9/15/2027 (a) (b)	5,262,000	5,688,012
NRG Energy, Inc.:
3.38%, 2/15/2029 (a) (b)	4,872,000	4,761,406
3.63%, 2/15/2031 (a) (b)	9,522,000	9,286,807
Security Description	Principal Amount	Value
5.25%, 6/15/2029 (a)	$6,613,000	$7,087,218
5.75%, 1/15/2028 (a)	840	897
5.75%, 1/15/2028	6,816,000	7,276,693
6.63%, 1/15/2027	11,338,000	11,821,906
7.25%, 5/15/2026	9,818,000	10,222,992
Pattern Energy Operations L.P./Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	7,148,000	7,254,934
PG&E Corp.:
5.00%, 7/1/2028	9,944,000	10,508,720
5.25%, 7/1/2030	9,892,000	10,485,025
Pike Corp. 5.50%, 9/1/2028 (a)	3,753,000	3,819,954
Talen Energy Supply LLC:
7.25%, 5/15/2027 (a) (b)	7,388,000	7,558,072
10.50%, 1/15/2026 (a)	5,590,000	4,936,753
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (a) (b)	11,921,000	12,293,293
5.50%, 9/1/2026 (a) (b)	10,534,000	10,922,705
5.63%, 2/15/2027 (a) (b)	12,710,000	13,222,340
		261,995,232
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	7,417,000	7,434,282
4.75%, 6/15/2028 (a) (b)	5,989,000	6,174,000
Wesco Distribution, Inc. 7.13%, 6/15/2025 (a)	15,042,000	16,447,073
WESCO Distribution, Inc. 7.25%, 6/15/2028 (a) (b)	13,323,000	14,874,597
		44,929,952
ELECTRONICS — 0.2%
Sensata Technologies B.V. 4.00%, 4/15/2029 (a)	9,094,000	9,278,972
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a) (b)	7,212,000	7,115,576
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	5,700,000	5,628,750
		22,023,298
ENERGY-ALTERNATE SOURCES — 0.4%
Continuum Energy Levanter Pte, Ltd.:
4.50%, 2/9/2027 (a)	4,001,000	4,075,899
4.50%, 2/9/2027 (d)	1,055,000	1,074,749
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA 5.38%, 12/30/2030 (a) (b)	7,130,000	7,024,904
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	6,612,000	6,930,963

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	$5,547,125	$5,726,963
4.75%, 1/15/2030 (a)	5,976,000	6,202,191
5.00%, 1/31/2028 (a)	6,905,000	7,459,955
		38,495,624
ENGINEERING & CONSTRUCTION — 0.5%
AECOM 5.13%, 3/15/2027	9,529,000	10,367,266
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	8,511,000	8,557,896
Dycom Industries, Inc. 4.50%, 4/15/2029 (a) (d)	4,414,000	4,424,461
Fluor Corp. 4.25%, 9/15/2028 (b)	5,763,000	5,854,574
MasTec, Inc. 4.50%, 8/15/2028 (a)	5,579,000	5,788,324
PowerTeam Services LLC 9.03%, 12/4/2025 (a)	8,188,000	9,027,597
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	5,681,000	5,869,439
		49,889,557
ENTERTAINMENT — 3.1%
AMC Entertainment Holdings, Inc.:
10.50%, 4/15/2025 (a) (b)	4,667,000	4,988,416
12.00%, 6/15/2026 (a)	944,410	768,655
Bally's Corp. 6.75%, 6/1/2027 (a)	5,019,000	5,388,097
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	4,309,000	4,479,119
Caesars Entertainment, Inc.:
6.25%, 7/1/2025 (a)	32,122,000	34,253,937
8.13%, 7/1/2027 (a) (b)	17,170,000	18,893,696
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	10,299,000	10,867,093
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027 (b)	4,001,000	4,113,788
5.50%, 5/1/2025 (a)	10,748,000	11,316,139
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a) (b)	6,579,000	6,824,594
5.50%, 4/1/2027 (a)	5,878,000	6,147,624
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a) (b)	16,489,000	16,559,738
International Game Technology PLC:
4.13%, 4/15/2026 (a) (b)	6,749,000	6,914,013
5.25%, 1/15/2029 (a)	7,964,000	8,306,532
6.25%, 1/15/2027 (a)	7,648,000	8,482,473
Security Description	Principal Amount	Value
Lions Gate Capital Holdings LLC:
5.50%, 4/15/2029 (a) (d)	$8,187,000	$8,179,141
5.88%, 11/1/2024 (a)	4,965,000	5,110,872
6.38%, 2/1/2024 (a)	4,449,000	4,590,834
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a) (b)	4,777,000	4,711,316
4.75%, 10/15/2027 (a) (b)	9,828,000	9,875,863
4.88%, 11/1/2024 (a)	5,810,000	5,910,862
6.50%, 5/15/2027 (a)	10,988,000	12,193,933
Mohegan Gaming & Entertainment:
7.88%, 10/15/2024 (a) (b)	3,200,000	3,338,304
8.00%, 2/1/2026 (a)	11,168,000	11,251,425
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In 8.50%, 11/15/2027 (a)	5,600,000	6,015,296
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	12,293,000	12,728,172
7.00%, 5/15/2028 (a) (b)	6,711,000	7,175,871
7.25%, 11/15/2029 (a) (b)	5,075,000	5,494,753
8.25%, 3/15/2026 (a)	9,800,000	10,537,842
8.63%, 7/1/2025 (a)	4,594,000	4,992,438
SeaWorld Parks & Entertainment, Inc. 9.50%, 8/1/2025 (a) (b)	4,038,000	4,392,294
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a)	9,513,000	9,617,833
5.50%, 4/15/2027 (a) (b)	4,493,000	4,656,006
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	7,603,000	8,215,498
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC 7.00%, 7/15/2026 (a)	10,611,000	11,103,669
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	5,492,000	5,853,044
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a) (b)	7,075,000	6,728,962
3.88%, 7/15/2030 (a) (b)	4,956,000	5,004,916
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
7.75%, 4/15/2025 (a)	7,025,000	7,615,311
REGS, 5.13%, 10/1/2029 (a)	8,753,000	8,953,531
		332,551,900
ENVIRONMENTAL CONTROL — 0.6%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	4,694,000	4,952,311

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a) (b)	$7,167,000	$6,942,673
3.75%, 8/1/2025 (a) (b)	8,537,000	8,664,031
4.00%, 8/1/2028 (a) (b)	4,863,000	4,711,712
4.25%, 6/1/2025 (a)	5,314,000	5,469,275
5.13%, 12/15/2026 (a)	5,393,000	5,675,755
Harsco Corp. 5.75%, 7/31/2027 (a) (b)	5,445,000	5,618,423
Stericycle, Inc.:
3.88%, 1/15/2029 (a)	4,425,000	4,368,758
5.38%, 7/15/2024 (a)	5,760,000	5,944,838
Tervita Corp. 11.00%, 12/1/2025 (a)	4,711,000	5,344,158
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	3,803,000	3,890,051
		61,581,985
FOOD — 3.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a) (b)	7,224,000	7,196,549
3.50%, 2/15/2023 (a)	8,783,000	8,986,151
3.50%, 3/15/2029 (a)	12,780,000	12,149,690
4.63%, 1/15/2027 (a) (b)	13,014,000	13,483,025
4.88%, 2/15/2030 (a)	9,666,000	9,927,175
5.88%, 2/15/2028 (a)	9,274,000	9,887,382
7.50%, 3/15/2026 (a) (b)	5,948,000	6,568,495
B&G Foods, Inc.:
5.25%, 4/1/2025	7,540,000	7,759,716
5.25%, 9/15/2027 (b)	4,994,018	5,198,273
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a)	5,878,000	6,110,064
Del Monte Foods, Inc. 11.88%, 5/15/2025 (a)	4,925,000	5,688,621
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	8,867,000	9,127,424
JBS USA LUX SA/JBS USA Finance, Inc. 6.75%, 2/15/2028 (a)	8,294,000	9,124,064
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
5.50%, 1/15/2030 (a)	11,926,000	13,177,037
6.50%, 4/15/2029 (a)	12,979,000	14,674,057
Kraft Heinz Foods Co.:
3.00%, 6/1/2026 (b)	18,331,000	19,308,409
3.75%, 4/1/2030	9,072,000	9,654,967
3.88%, 5/15/2027	12,402,000	13,563,943
3.95%, 7/15/2025	1,268,000	1,398,312
4.25%, 3/1/2031 (b)	12,917,000	14,250,293
4.63%, 1/30/2029	9,917,000	11,128,163
5.00%, 7/15/2035	9,432,000	10,854,440
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	6,872,000	7,130,112
Security Description	Principal Amount	Value
4.88%, 11/1/2026 (a)	$8,629,000	$8,945,684
4.88%, 5/15/2028 (a)	5,409,000	5,834,472
Pilgrim's Pride Corp.:
4.25%, 4/15/2031 (a) (d)	9,900,000	9,867,033
5.88%, 9/30/2027 (a) (b)	8,854,000	9,487,504
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	17,533,000	17,383,093
4.63%, 4/15/2030 (a) (b)	15,146,000	15,184,168
5.50%, 12/15/2029 (a) (b)	7,363,000	7,898,806
5.63%, 1/15/2028 (a) (b)	10,168,000	10,730,494
5.75%, 3/1/2027 (a) (b)	12,894,000	13,561,007
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	8,818,000	8,888,191
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	5,033,000	5,065,815
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	4,759,000	5,080,090
US Foods, Inc.:
4.75%, 2/15/2029 (a) (b)	9,259,000	9,286,314
6.25%, 4/15/2025 (a)	9,616,000	10,308,833
		363,867,866
FOOD SERVICE — 0.4%
Aramark Services, Inc.:
4.75%, 6/1/2026 (b)	4,910,000	5,046,645
5.00%, 4/1/2025 (a) (b)	6,119,000	6,274,056
5.00%, 2/1/2028 (a) (b)	10,454,000	10,844,980
6.38%, 5/1/2025 (a) (b)	14,959,000	15,857,138
		38,022,819
FOREST PRODUCTS & PAPER — 0.1%
Mercer International, Inc. 5.13%, 2/1/2029 (a)	7,838,000	8,113,819
GAS — 0.3%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	6,761,000	7,347,719
5.63%, 5/20/2024	6,251,000	6,952,425
5.75%, 5/20/2027 (b)	5,929,000	6,469,725
5.88%, 8/20/2026	6,001,000	6,623,784
		27,393,653
HAND & MACHINE TOOLS — 0.0% (f)
Colfax Corp. 6.00%, 2/15/2024 (a)	3,003,000	3,098,405
HEALTH CARE PRODUCTS — 0.3%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	13,652,000	14,276,989
Hologic, Inc. 3.25%, 2/15/2029 (a) (b)	8,411,000	8,302,498

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	$4,314,000	$4,465,982
4.63%, 11/15/2027 (b)	5,153,000	5,478,515
		32,523,984
HEALTH CARE SERVICES — 6.5%
Air Methods Corp. 8.00%, 5/15/2025 (a)	5,520,000	5,215,351
BCPE Cycle Merger Sub II, Inc. 10.63%, 7/15/2027 (a) (b)	5,178,929	5,697,392
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a)	3,751,000	3,604,598
5.00%, 7/15/2027 (a)	4,753,000	4,981,096
Centene Corp.:
2.50%, 3/1/2031	19,953,000	19,041,946
3.00%, 10/15/2030	19,384,000	19,340,967
3.38%, 2/15/2030	19,175,000	19,361,381
4.25%, 12/15/2027	22,805,000	23,970,564
4.63%, 12/15/2029	33,888,000	36,686,810
5.38%, 6/1/2026 (a)	16,892,000	17,661,937
5.38%, 8/15/2026 (a)	9,294,000	9,819,854
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	6,042,000	6,069,008
4.00%, 3/15/2031 (a) (b)	4,503,000	4,585,225
4.25%, 5/1/2028 (a)	4,687,000	4,856,576
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	9,833,000	9,599,860
5.63%, 3/15/2027 (a)	18,428,000	19,302,040
6.00%, 1/15/2029 (a) (b)	8,479,000	8,974,937
6.63%, 2/15/2025 (a) (b)	14,092,000	14,920,469
6.88%, 4/1/2028 (a)	8,661,000	7,877,353
6.88%, 4/15/2029 (a) (b)	17,974,000	18,762,519
8.00%, 3/15/2026 (a) (b)	19,671,000	21,255,106
8.00%, 12/15/2027 (a) (b)	6,822,000	7,462,245
8.13%, 6/30/2024 (a)	10,776,000	11,319,541
DaVita, Inc.:
3.75%, 2/15/2031 (a)	13,514,000	12,878,301
4.63%, 6/1/2030 (a)	26,653,000	27,144,748
Encompass Health Corp.:
4.50%, 2/1/2028 (b)	7,338,000	7,510,957
4.75%, 2/1/2030 (b)	7,508,000	7,727,759
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	8,193,000	6,124,923
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	6,701,000	6,963,612
HCA, Inc.:
3.50%, 9/1/2030	24,715,000	24,907,283
5.38%, 9/1/2026	11,441,500	12,925,463
5.63%, 9/1/2028	12,017,500	13,816,159
5.88%, 2/15/2026	941,000	1,082,150
Security Description	Principal Amount	Value
5.88%, 2/1/2029	$7,340,000	$8,547,650
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	11,786,000	12,235,518
5.00%, 5/15/2027 (a)	10,165,000	10,736,070
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	6,295,000	6,180,053
6.75%, 4/15/2025 (a)	5,950,000	6,333,894
Lifepoint Health, Inc. 5.38%, 1/15/2029 (a)	4,533,000	4,461,243
MEDNAX, Inc. 6.25%, 1/15/2027 (a) (b)	8,758,000	9,360,288
ModivCare, Inc. 5.88%, 11/15/2025 (a)	5,197,000	5,475,715
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a) (b)	5,899,000	6,066,060
4.38%, 6/15/2028 (a) (b)	7,638,000	7,863,245
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	6,825,000	7,296,130
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	6,330,000	6,929,008
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	13,799,000	14,937,417
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	7,674,000	7,941,362
Select Medical Corp. 6.25%, 8/15/2026 (a)	11,548,000	12,275,639
Surgery Center Holdings, Inc. 10.00%, 4/15/2027 (a) (b)	4,644,000	5,129,577
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	6,185,000	6,015,345
Tenet Healthcare Corp.:
4.63%, 7/15/2024	17,206,000	17,563,369
4.63%, 9/1/2024 (a)	8,207,000	8,452,307
4.63%, 6/15/2028 (a)	6,423,000	6,591,604
4.88%, 1/1/2026 (a)	18,318,000	19,035,882
5.13%, 5/1/2025	15,442,000	15,662,357
5.13%, 11/1/2027 (a)	14,566,000	15,235,453
6.13%, 10/1/2028 (a)	23,893,000	24,892,444
6.25%, 2/1/2027 (a)	14,210,000	15,003,913
7.50%, 4/1/2025 (a) (b)	7,387,000	7,971,607
		689,641,280
HOLDING COMPANIES-DIVERSIFIED — 0.0% (f)
VistaJet Malta Finance PLC/XO Management Holding, Inc. 10.50%, 6/1/2024 (a)	4,409,000	4,810,660
HOME BUILDERS — 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.:
4.88%, 2/15/2030 (a) (b)	5,194,000	5,196,753

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 9/15/2027 (a)	$5,911,000	$6,178,886
Century Communities, Inc. 6.75%, 6/1/2027	5,257,000	5,604,488
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	5,594,000	5,560,995
5.25%, 12/15/2027 (a)	4,382,000	4,601,012
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	6,121,000	6,501,910
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a) (b)	4,808,000	5,107,058
5.88%, 6/15/2027 (a)	5,396,000	5,958,047
Williams Scotsman International, Inc. 4.63%, 8/15/2028 (a)	4,846,000	4,936,766
		49,645,915
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
4.00%, 4/15/2029 (a)	6,604,000	6,581,678
5.50%, 6/15/2026 (b)	7,584,000	7,858,617
		14,440,295
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	5,949,000	5,784,094
Central Garden & Pet Co. 4.13%, 10/15/2030	4,369,000	4,413,083
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027 (a) (b)	4,985,000	4,777,973
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a) (b)	4,954,000	4,847,489
		19,822,639
HOUSEWARES — 0.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	5,110,000	5,476,949
Newell Brands, Inc. 4.88%, 6/1/2025 (b)	3,666,000	4,047,081
Scotts Miracle-Gro Co. 4.00%, 4/1/2031 (a)	4,762,000	4,708,904
		14,232,934
INSURANCE — 0.7%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	7,999,000	7,868,856
7.00%, 11/15/2025 (a)	9,581,000	9,892,382
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	5,959,000	6,004,050
6.75%, 10/15/2027 (a)	8,606,000	9,166,251
Security Description	Principal Amount	Value
AmWINS Group, Inc. 7.75%, 7/1/2026 (a)	$6,646,000	$7,112,616
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a) (b)	4,938,000	5,024,859
7.00%, 8/15/2025 (a)	4,615,000	4,759,819
HUB International, Ltd. 7.00%, 5/1/2026 (a)	11,960,000	12,418,307
MGIC Investment Corp. 5.25%, 8/15/2028	6,302,828	6,562,505
Radian Group, Inc. 6.63%, 3/15/2025	4,377,000	4,909,418
USI, Inc. 6.88%, 5/1/2025 (a)	4,895,000	4,977,040
		78,696,103
INTERNET — 2.0%
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	5,000,000	4,992,800
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	6,333,000	6,317,864
6.13%, 12/1/2028 (a) (b)	4,892,000	5,038,564
Endure Digital, Inc. 6.00%, 2/15/2029 (a) (b)	6,547,000	6,394,651
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	7,861,000	7,731,844
5.25%, 12/1/2027 (a)	5,433,000	5,771,041
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a) (b)	5,797,000	6,032,822
Match Group Holdings II LLC:
4.13%, 8/1/2030 (a) (b)	4,949,000	4,966,223
4.63%, 6/1/2028 (a)	4,303,000	4,394,310
Netflix, Inc.:
3.63%, 6/15/2025 (a)	4,384,000	4,674,703
4.38%, 11/15/2026 (b)	9,297,000	10,392,744
4.88%, 4/15/2028 (b)	14,882,000	16,835,560
4.88%, 6/15/2030 (a) (b)	9,309,000	10,711,959
5.38%, 11/15/2029 (a) (b)	8,666,000	10,242,605
5.88%, 11/15/2028 (b)	19,385,000	23,455,269
6.38%, 5/15/2029 (b)	6,268,000	7,802,156
NortonLifeLock, Inc. 5.00%, 4/15/2025 (a)	9,785,000	9,912,988
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	7,701,000	8,355,970
TripAdvisor, Inc. 7.00%, 7/15/2025 (a) (b)	5,318,000	5,750,088
Twitter, Inc. 3.88%, 12/15/2027 (a) (b)	6,539,000	6,851,303
Uber Technologies, Inc.:
6.25%, 1/15/2028 (a) (b)	5,382,000	5,858,092
7.50%, 5/15/2025 (a)	9,743,000	10,508,215
7.50%, 9/15/2027 (a)	11,482,000	12,687,380
8.00%, 11/1/2026 (a) (b)	14,776,000	15,993,690

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Zayo Group LLC/Zayo Capital, Inc. 5.75%, 1/15/2027 (a)	$1,000	$1,019
		211,673,860
INVESTMENT COMPANY SECURITY — 0.4%
Compass Group Diversified Holdings LLC:
5.25%, 4/15/2029 (a)	9,564,000	9,976,304
8.00%, 5/1/2026 (a)	5,051,000	5,284,104
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029 (a)	7,365,000	7,194,795
5.25%, 5/15/2027	10,140,000	10,448,966
6.25%, 5/15/2026 (b)	12,123,000	12,748,789
		45,652,958
IRON/STEEL — 0.9%
ArcelorMittal SA:
3.60%, 7/16/2024	6,124,000	6,478,273
4.25%, 7/16/2029	4,661,000	4,998,550
4.55%, 3/11/2026 (b)	7,151,000	7,947,621
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	6,292,000	6,684,872
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	7,941,000	8,646,081
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a) (b)	4,686,000	4,677,284
4.88%, 3/1/2031 (a)	6,024,000	6,005,326
5.88%, 6/1/2027 (b)	6,435,000	6,695,231
6.75%, 3/15/2026 (a) (b)	7,893,000	8,580,007
9.88%, 10/17/2025 (a) (b)	8,825,000	10,338,399
Mineral Resources, Ltd. 8.13%, 5/1/2027 (a) (b)	6,998,000	7,734,330
United States Steel Corp.:
6.25%, 3/15/2026 (b)	5,844,000	5,910,154
6.88%, 8/15/2025	5,898,000	6,019,676
6.88%, 3/1/2029 (b)	8,372,000	8,563,803
		99,279,607
LEISURE TIME — 2.5%
Carnival Corp.:
5.75%, 3/1/2027 (a)	34,864,000	35,791,034
7.63%, 3/1/2026 (a) (b)	13,509,000	14,522,310
9.88%, 8/1/2027 (a) (b)	7,980,000	9,323,114
10.50%, 2/1/2026 (a) (b)	8,187,000	9,583,211
11.50%, 4/1/2023 (a)	39,521,000	45,109,665
Life Time, Inc. 5.75%, 1/15/2026 (a)	8,616,000	8,865,347
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a) (b)	6,149,000	5,802,012
5.88%, 3/15/2026 (a)	10,755,000	10,861,152
10.25%, 2/1/2026 (a)	6,854,000	8,033,368
Security Description	Principal Amount	Value
12.25%, 5/15/2024 (a)	$6,160,000	$7,456,926
NCL Finance, Ltd. 6.13%, 3/15/2028 (a) (b)	5,729,000	5,843,293
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028 (b)	4,840,000	4,464,029
5.50%, 4/1/2028 (a) (b)	14,531,000	14,605,399
9.13%, 6/15/2023 (a) (b)	11,992,000	13,207,269
10.88%, 6/1/2023 (a) (b)	9,820,000	11,294,767
11.50%, 6/1/2025 (a)	22,361,000	26,073,150
Silversea Cruise Finance, Ltd. 7.25%, 2/1/2025 (a) (b)	3,212,000	3,323,649
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	7,892,000	7,721,217
13.00%, 5/15/2025 (a)	7,113,000	8,365,386
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a) (b)	6,496,000	6,429,416
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	6,470,000	6,402,841
		263,078,555
LODGING — 2.9%
Boyd Gaming Corp.:
4.75%, 12/1/2027 (b)	9,906,000	10,086,289
6.00%, 8/15/2026 (b)	7,285,000	7,579,168
6.38%, 4/1/2026 (b)	6,499,000	6,709,893
8.63%, 6/1/2025 (a)	5,521,000	6,138,579
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a)	6,585,000	6,855,117
10.75%, 9/1/2024 (a) (b)	4,107,000	4,348,245
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	14,892,000	14,456,707
3.75%, 5/1/2029 (a) (b)	7,862,000	7,792,893
4.00%, 5/1/2031 (a)	10,187,000	10,179,665
4.88%, 1/15/2030	9,523,000	10,094,856
5.38%, 5/1/2025 (a)	4,697,000	4,950,356
5.75%, 5/1/2028 (a)	6,646,000	7,167,711
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027 (b)	5,231,000	5,457,084
Marriott Ownership Resorts, Inc. 6.13%, 9/15/2025 (a)	5,421,000	5,766,535
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 9/15/2026	6,389,000	6,671,074
Melco Resorts Finance, Ltd.:
5.38%, 12/4/2029 (a) (b)	7,963,000	8,352,391
5.75%, 7/21/2028 (a) (b)	8,346,000	8,890,577
Series REGS, 4.88%, 6/6/2025	7,634,000	7,840,500
Series REGS, 5.25%, 4/26/2026 (b)	3,675,000	3,805,389

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 5.63%, 7/17/2027 (b)	$4,811,000	$5,042,457
MGM China Holdings, Ltd.:
4.75%, 2/1/2027 (a) (b)	7,162,000	7,260,979
5.25%, 6/18/2025 (a) (b)	4,091,000	4,251,817
5.38%, 5/15/2024 (a)	8,327,000	8,581,640
5.88%, 5/15/2026 (a) (b)	4,488,000	4,704,187
MGM Resorts International:
4.75%, 10/15/2028	8,584,000	8,863,838
5.50%, 4/15/2027 (b)	7,122,000	7,655,010
5.75%, 6/15/2025 (b)	6,553,000	7,139,362
6.75%, 5/1/2025 (b)	8,127,000	8,760,906
Station Casinos LLC:
4.50%, 2/15/2028 (a) (b)	6,481,000	6,464,149
5.00%, 10/1/2025 (a) (b)	76,500	77,657
Studio City Finance, Ltd.:
5.00%, 1/15/2029 (a)	6,317,000	6,340,310
6.00%, 7/15/2025 (a) (b)	6,062,000	6,386,378
6.50%, 1/15/2028 (a) (b)	5,168,000	5,543,145
Travel + Leisure Co. 6.63%, 7/31/2026 (a)	8,073,000	9,160,110
Universal Entertainment Corp. 8.50%, 12/11/2024 (a) (b)	4,875,000	5,241,941
Wyndham Hotels & Resorts, Inc.:
REGS, 5.38%, 4/15/2026 (a) (b)	3,672,000	3,767,252
Series REGS, 4.38%, 8/15/2028 (a)	5,247,000	5,314,424
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. REGS, 5.25%, 5/15/2027 (a) (b)	9,145,000	9,577,101
Wynn Macau, Ltd.:
5.13%, 12/15/2029 (a)	7,687,000	7,846,352
5.50%, 1/15/2026 (a)	11,822,000	12,330,464
5.63%, 8/26/2028 (a)	12,138,000	12,675,106
4.88%, 10/1/2024 (a) (b)	6,974,000	7,067,103
REGS, 5.50%, 10/1/2027 (a)	4,564,000	4,760,891
		307,955,608
MACHINERY, CONSTRUCTION & MINING — 0.1%
Terex Corp.:
5.00%, 5/15/2029 (a) (d)	5,634,000	5,827,077
5.63%, 2/1/2025 (a) (b)	6,063,000	6,233,552
		12,060,629
MACHINERY-DIVERSIFIED — 0.3%
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a) (b)	5,094,000	5,132,052
Maxim Crane Works Holdings Capital LLC 10.13%, 8/1/2024 (a) (b)	4,375,000	4,577,081
Security Description	Principal Amount	Value
RBS Global, Inc./Rexnord LLC 4.88%, 12/15/2025 (a)	$4,248,000	$4,346,129
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a) (b)	5,907,000	6,149,600
Vertical US Newco, Inc. 5.25%, 7/15/2027 (a) (b)	13,346,000	13,974,597
		34,179,459
MEDIA — 8.9%
Altice Financing SA:
5.00%, 1/15/2028 (a)	12,664,000	12,499,495
7.50%, 5/15/2026 (a)	26,811,000	27,981,568
AMC Networks, Inc.:
4.25%, 2/15/2029 (b)	10,373,000	10,083,075
4.75%, 8/1/2025 (b)	9,300,000	9,547,194
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	6,205,000	6,135,876
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a) (b)	3,805,000	3,847,083
4.25%, 2/1/2031 (a)	29,060,000	29,117,829
4.50%, 8/15/2030 (a)	27,046,000	27,558,522
4.50%, 5/1/2032 (a) (b)	27,891,000	28,239,638
4.75%, 3/1/2030 (a)	26,656,000	27,631,610
5.00%, 2/1/2028 (a)	23,202,000	24,542,612
5.13%, 5/1/2027 (a)	30,543,000	32,292,198
5.38%, 6/1/2029 (a)	15,011,000	16,143,880
5.50%, 5/1/2026 (a)	12,059,000	12,437,170
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (b)	6,988,000	7,129,297
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	100,000	109,808
Clear Channel Worldwide Holdings, Inc.:
5.13%, 8/15/2027 (a)	13,035,000	13,100,175
9.25%, 2/15/2024 (b)	12,979,000	13,532,165
CSC Holdings LLC:
3.38%, 2/15/2031 (a) (b)	9,512,000	8,957,260
4.63%, 12/1/2030 (a) (b)	22,630,000	22,262,263
5.38%, 2/1/2028 (a) (b)	12,344,000	12,980,210
5.50%, 5/15/2026 (a)	13,041,000	13,448,662
5.50%, 4/15/2027 (a)	13,855,000	14,546,780
5.75%, 1/15/2030 (a)	20,012,000	21,078,640
6.50%, 2/1/2029 (a) (b)	17,157,000	18,954,367
7.50%, 4/1/2028 (a)	9,282,150	10,234,406
4.13%, 12/1/2030 (a)	11,357,000	11,261,828
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	30,148,000	21,709,876
6.63%, 8/15/2027 (a) (b)	17,397,000	9,273,645
DISH DBS Corp.:
7.38%, 7/1/2028	10,464,000	10,946,914

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
7.75%, 7/1/2026 (b)	$20,396,000	$22,517,796
Entercom Media Corp. 6.75%, 3/31/2029 (a) (b)	5,097,000	5,300,982
GCI LLC 4.75%, 10/15/2028 (a)	5,981,000	6,125,441
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	8,760,000	8,681,335
5.88%, 7/15/2026 (a)	7,187,000	7,447,529
7.00%, 5/15/2027 (a) (b)	8,507,000	9,243,706
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	5,001,000	5,047,409
5.25%, 8/15/2027 (a)	9,255,000	9,526,172
6.38%, 5/1/2026 (b)	7,775,982	8,253,816
8.38%, 5/1/2027 (b)	13,107,809	14,059,174
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	8,556,000	8,731,312
6.75%, 10/15/2027 (a)	12,719,000	13,560,107
McGraw Hill LLC/McGraw-Hill Global Education Finance, Inc. 8.00%, 11/30/2024 (a)	7,583,000	7,639,797
Meredith Corp. 6.88%, 2/1/2026 (b)	10,635,000	10,943,202
Nexstar Broadcasting, Inc.:
4.75%, 11/1/2028 (a) (b)	7,687,000	7,770,096
5.63%, 7/15/2027 (a) (b)	17,559,000	18,421,322
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	10,581,000	10,679,297
6.50%, 9/15/2028 (a) (b)	10,457,000	11,041,128
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a)	6,038,000	5,933,482
5.38%, 1/15/2031 (a) (b)	5,378,000	5,337,934
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a) (b)	5,777,500	5,973,935
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	7,062,000	6,808,262
5.50%, 3/1/2030 (a) (b)	5,661,000	5,505,662
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	10,016,000	10,075,395
4.13%, 7/1/2030 (a) (b)	14,819,000	14,830,707
4.63%, 7/15/2024 (a)	14,649,000	15,079,388
5.00%, 8/1/2027 (a) (b)	14,497,000	15,183,723
5.38%, 7/15/2026 (a)	11,984,000	12,380,670
5.50%, 7/1/2029 (a)	11,937,000	12,910,224
TEGNA, Inc.:
4.63%, 3/15/2028 (b)	10,795,000	10,991,793
4.75%, 3/15/2026 (a) (b)	5,374,000	5,703,104
5.00%, 9/15/2029 (b)	10,609,000	11,002,488
Telenet Finance Luxembourg Notes S.a.r.l. 5.50%, 3/1/2028 (a)	10,400,000	10,897,328
Townsquare Media, Inc. 6.88%, 2/1/2026 (a) (b)	5,945,000	6,326,728
Security Description	Principal Amount	Value
Univision Communications, Inc. 6.63%, 6/1/2027 (a)	$14,720,000	$15,722,138
UPC Holding B.V. 5.50%, 1/15/2028 (a)	5,945,000	6,142,374
Urban One, Inc. 7.38%, 2/1/2028 (a) (b)	8,476,000	8,775,796
ViacomCBS, Inc.:
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (e)	190,200	193,403
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (e)	5,197,000	5,747,622
Videotron, Ltd. 5.13%, 4/15/2027 (a)	5,745,000	6,070,512
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	10,938,000	10,976,392
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	9,665,000	9,752,565
5.50%, 8/15/2026 (a)	8,844,000	9,177,153
5.50%, 5/15/2029 (a)	13,723,000	14,631,051
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a) (b)	4,813,000	4,905,121
Ziggo B.V.:
4.88%, 1/15/2030 (a)	10,259,000	10,495,778
5.50%, 1/15/2027 (a)	14,995,000	15,612,494
Ziggo Bond Co. B.V.:
5.13%, 2/28/2030 (a) (b)	4,551,000	4,644,887
6.00%, 1/15/2027 (a)	6,589,000	6,896,179
		947,257,955
METAL FABRICATE & HARDWARE — 0.1%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	6,940,000	7,087,614
MINING — 1.5%
Alcoa Nederland Holding B.V.:
4.13%, 3/31/2029 (a) (b)	5,485,000	5,535,023
5.50%, 12/15/2027 (a) (b)	6,632,000	7,135,966
6.13%, 5/15/2028 (a) (b)	3,250,000	3,538,665
6.75%, 9/30/2024 (a)	5,216,000	5,392,614
7.00%, 9/30/2026 (a)	6,599,000	6,963,397
Arconic Corp.:
6.00%, 5/15/2025 (a) (b)	6,605,000	7,119,992
6.13%, 2/15/2028 (a) (b)	8,999,000	9,583,215
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	4,313,000	4,651,743
Constellium SE:
3.75%, 4/15/2029 (a) (b)	5,781,000	5,522,127
5.88%, 2/15/2026 (a) (b)	4,430,000	4,565,381

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
FMG Resources August 2006 Pty, Ltd.:
4.38%, 4/1/2031 (a) (b)	$14,404,000	$14,743,646
4.50%, 9/15/2027 (a)	5,806,000	6,207,427
5.13%, 3/15/2023 (a)	450,000	481,122
5.13%, 5/15/2024 (a) (b)	3,957,000	4,323,379
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028 (b)	6,329,000	6,650,450
4.25%, 3/1/2030 (b)	5,716,000	6,088,397
4.38%, 8/1/2028	6,394,000	6,785,568
4.63%, 8/1/2030 (b)	7,970,000	8,674,309
5.00%, 9/1/2027 (b)	5,375,000	5,708,895
5.25%, 9/1/2029	5,962,000	6,535,544
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a) (b)	6,146,000	6,279,737
Novelis Corp.:
4.75%, 1/30/2030 (a) (b)	15,177,000	15,638,684
5.88%, 9/30/2026 (a) (b)	11,787,000	12,333,799
		160,459,080
MISCELLANEOUS MANUFACTURER — 0.5%
Bombardier, Inc.:
7.50%, 12/1/2024 (a)	10,467,000	10,459,987
7.88%, 4/15/2027 (a) (b)	15,319,000	15,011,548
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a)	4,668,000	4,808,040
12.25%, 11/15/2026 (a)	6,337,000	7,240,086
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a) (b)	5,209,000	5,468,096
Koppers, Inc. 6.00%, 2/15/2025 (a)	4,065,000	4,190,486
		47,178,243
OFFICE & BUSINESS EQUIPMENT — 0.5%
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	6,254,000	6,149,683
4.13%, 5/1/2025	5,549,000	5,772,625
4.25%, 4/1/2028	5,486,000	5,678,778
Pitney Bowes, Inc. 6.88%, 3/15/2027 (a)	2,232,000	2,223,094
Xerox Corp. 4.38%, 3/15/2023 (b)	9,536,000	10,005,553
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a) (b)	8,331,000	8,688,067
5.50%, 8/15/2028 (a) (b)	8,378,000	8,675,251
		47,193,051
OIL & GAS — 6.7%
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	6,538,000	6,754,800
Antero Resources Corp.:
5.00%, 3/1/2025 (b)	5,543,000	5,546,160
Security Description	Principal Amount	Value
7.63%, 2/1/2029 (a)	$6,898,000	$7,339,196
8.38%, 7/15/2026 (a) (b)	4,896,000	5,395,490
Apache Corp.:
4.25%, 1/15/2030 (b)	5,547,000	5,414,427
4.38%, 10/15/2028 (b)	8,829,000	8,783,972
4.63%, 11/15/2025 (b)	4,555,000	4,693,973
4.88%, 11/15/2027	8,608,000	8,818,380
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/1/2026 (a) (b)	7,662,000	7,659,548
Baytex Energy Corp. 8.75%, 4/1/2027 (a) (b)	5,588,000	5,079,771
California Resources Corp. 7.13%, 2/1/2026 (a) (b)	7,662,000	7,797,847
Callon Petroleum Co.:
6.13%, 10/1/2024	904,100	768,485
6.25%, 4/15/2023 (b)	391,000	347,705
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 11.00%, 4/15/2025 (a) (b)	4,561,000	4,787,773
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	5,460,000	5,689,265
5.88%, 2/1/2029 (a)	5,519,000	5,853,893
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	6,331,000	6,576,959
7.25%, 3/14/2027 (a) (b)	7,064,000	7,585,253
Comstock Resources, Inc.:
6.75%, 3/1/2029 (a)	12,029,000	12,532,293
7.50%, 5/15/2025 (a) (b)	2,480,000	2,574,463
9.75%, 8/15/2026 (b)	7,772,000	8,454,770
9.75%, 8/15/2026	598,000	648,770
Continental Resources, Inc.:
4.38%, 1/15/2028 (b)	8,863,000	9,320,951
5.75%, 1/15/2031 (a) (b)	14,258,000	16,053,938
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	10,923,000	11,155,988
CVR Energy, Inc. 5.25%, 2/15/2025 (a) (b)	5,072,000	4,948,903
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp. 7.75%, 12/15/2025 (a)	6,831,000	7,276,245
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.50%, 1/30/2026 (a)	5,126,000	5,328,067
5.75%, 1/30/2028 (a)	9,904,000	10,458,921
6.63%, 7/15/2025 (a)	6,111,000	6,530,826
EQT Corp.:
3.00%, 10/1/2022 (b)	5,797,000	5,890,622
3.90%, 10/1/2027 (b)	11,807,000	12,043,376
7.63%, 2/1/2025 (b)	8,564,000	9,854,167
8.50%, 2/1/2030 (b)	7,546,000	9,621,980

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Gulfport Energy Corp. 6.38%, 5/15/2025 (g)	$1,081,000	$974,770
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	5,328,000	5,371,583
6.00%, 2/1/2031 (a)	5,805,000	5,888,360
6.25%, 11/1/2028 (a)	7,045,000	7,250,221
Indigo Natural Resources LLC 5.38%, 2/1/2029 (a)	7,806,000	7,689,300
Ithaca Energy North Sea PLC 9.38%, 7/15/2024 (a)	4,478,000	4,481,403
Laredo Petroleum, Inc. 9.50%, 1/15/2025 (b)	5,440,000	5,239,318
Matador Resources Co. 5.88%, 9/15/2026 (b)	10,610,000	10,336,793
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	7,868,000	7,885,467
7.13%, 2/1/2027 (a) (b)	10,854,000	11,352,199
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	7,506,000	6,043,681
10.50%, 5/15/2027 (a)	5,653,000	4,830,093
Murphy Oil Corp.:
5.75%, 8/15/2025 (b)	6,156,000	6,149,475
5.88%, 12/1/2027 (b)	6,361,500	6,239,359
6.38%, 7/15/2028 (b)	5,664,000	5,667,398
6.88%, 8/15/2024 (b)	4,671,000	4,768,157
Nabors Industries, Inc. 5.75%, 2/1/2025	7,181,462	5,323,761
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a)	5,932,000	4,998,244
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	7,959,000	7,978,261
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a) (b)	5,450,000	5,408,144
Occidental Petroleum Corp.:
2.70%, 8/15/2022	7,399,000	7,406,399
2.90%, 8/15/2024	25,907,000	25,586,271
3.00%, 2/15/2027	6,000,000	5,638,500
3.20%, 8/15/2026	9,354,000	8,961,132
3.40%, 4/15/2026	10,441,000	10,159,197
3.50%, 8/15/2029	11,865,000	11,110,267
5.50%, 12/1/2025	9,620,000	10,172,573
5.55%, 3/15/2026	8,693,000	9,178,504
5.88%, 9/1/2025 (b)	9,225,000	9,845,197
6.13%, 1/1/2031 (b)	12,227,000	13,481,001
6.38%, 9/1/2028 (b)	7,752,000	8,508,750
6.63%, 9/1/2030 (b)	14,586,000	16,397,727
6.95%, 7/1/2024	7,599,000	8,358,520
7.50%, 5/1/2031	9,483,000	11,058,695
8.00%, 7/15/2025 (b)	4,724,000	5,419,940
8.50%, 7/15/2027	5,545,000	6,578,311
8.88%, 7/15/2030 (b)	10,651,000	13,435,598
Parkland Corp. 4.50%, 10/1/2029 (d)	4,220,000	4,239,285
Security Description	Principal Amount	Value
Parkland Fuel Corp.:
5.88%, 7/15/2027 (a) (b)	$4,736,000	$5,051,039
6.00%, 4/1/2026 (a)	5,073,000	5,301,589
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028 (b)	4,597,000	4,299,160
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025 (b)	8,087,000	6,577,238
9.25%, 5/15/2025 (a) (b)	11,792,000	12,048,476
Series WI, 6.00%, 2/15/2028 (b)	9,560,000	7,061,876
PDC Energy, Inc. 5.75%, 5/15/2026 (b)	6,720,000	6,990,144
Puma International Financing SA:
5.00%, 1/24/2026 (a)	8,984,000	8,840,705
5.13%, 10/6/2024 (a)	7,034,000	7,057,634
QEP Resources, Inc. 5.63%, 3/1/2026 (b)	170,000	192,525
Range Resources Corp.:
5.00%, 3/15/2023 (b)	8,103,000	8,247,071
8.25%, 1/15/2029 (a)	6,411,000	6,861,180
9.25%, 2/1/2026	8,251,000	8,958,028
Seven Generations Energy, Ltd. 5.38%, 9/30/2025 (a)	6,614,000	6,880,610
Southwestern Energy Co. 7.50%, 4/1/2026 (b)	6,976,000	7,385,142
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029 (a)	7,824,000	7,795,990
6.00%, 4/15/2027	5,274,000	5,516,182
5.50%, 2/15/2026 (b)	7,799,000	8,035,622
Talos Production, Inc. 12.00%, 1/15/2026 (a)	6,705,000	6,550,249
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	5,660,408	4,998,027
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	6,432,000	5,930,047
Transocean, Inc.:
7.50%, 1/15/2026 (a)	5,349,000	3,404,853
8.00%, 2/1/2027 (a)	6,547,000	3,881,258
11.50%, 1/30/2027 (a) (b)	6,022,000	5,162,058
Vine Energy Holdings LLC 6.75%, 4/15/2029 (a) (d)	4,000,000	4,000,000
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	5,123,000	5,446,927
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	4,840,000	4,281,319
		713,753,980

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
OIL & GAS SERVICES — 0.7%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	$8,238,000	$8,390,650
6.88%, 4/1/2027 (a) (b)	4,945,000	5,168,564
CGG SA 8.75%, 4/1/2027 (a) (d)	4,754,000	4,797,832
KCA Deutag UK Finance PLC 9.88%, 12/1/2025 (a)	4,714,000	5,190,491
TechnipFMC PLC 6.50%, 2/1/2026 (a)	9,454,000	9,896,825
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	6,941,000	7,118,273
6.88%, 9/1/2027	8,952,000	9,222,082
Weatherford International, Ltd.:
8.75%, 9/1/2024 (a)	6,669,000	6,961,969
11.00%, 12/1/2024 (a) (b)	18,857,000	18,144,960
		74,891,646
PACKAGING & CONTAINERS — 2.2%
ARD Finance SA 6.50%, 6/30/2027 (a)	10,700,000	11,230,613
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	6,144,000	6,074,573
4.00%, 9/1/2029 (a)	9,585,000	9,586,821
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	12,493,000	12,825,813
5.25%, 4/30/2025 (a) (b)	7,706,000	8,099,083
5.25%, 8/15/2027 (a)	8,025,000	8,193,284
5.25%, 8/15/2027 (a)	10,309,000	10,514,355
6.00%, 2/15/2025 (a)	7,179,000	7,398,749
Ball Corp.:
2.88%, 8/15/2030 (b)	10,351,000	9,969,462
4.88%, 3/15/2026	6,150,000	6,875,700
Berry Global, Inc.:
4.50%, 2/15/2026 (a) (b)	4,554,000	4,664,981
5.63%, 7/15/2027 (a) (b)	4,850,000	5,131,785
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	6,732,000	7,073,986
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026	8,730,000	9,061,129
Flex Acquisition Co., Inc.:
6.88%, 1/15/2025 (a)	7,304,500	7,415,163
7.88%, 7/15/2026 (a) (b)	2,821,000	2,955,731
Security Description	Principal Amount	Value
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	$4,687,000	$4,983,875
Greif, Inc. 6.50%, 3/1/2027 (a) (b)	4,910,000	5,176,171
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	7,256,000	7,489,135
LABL Escrow Issuer LLC:
6.75%, 7/15/2026 (a)	6,575,000	7,043,469
10.50%, 7/15/2027 (a)	7,421,000	8,260,835
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a) (b)	11,330,000	11,482,615
7.25%, 4/15/2025 (a) (b)	12,464,050	12,453,705
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a) (b)	7,262,000	7,893,286
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a) (b)	5,556,000	5,719,124
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 4.00%, 10/15/2027 (a)	10,302,000	10,100,081
Silgan Holdings, Inc. 4.13%, 2/1/2028	5,316,000	5,495,202
Trivium Packaging Finance B.V.:
5.50%, 8/15/2026 (a) (b)	10,120,000	10,636,424
8.50%, 8/15/2027 (a) (b)	6,613,000	7,174,840
		230,979,990
PHARMACEUTICALS — 2.6%
AdaptHealth LLC 4.63%, 8/1/2029 (a)	6,071,000	6,039,006
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	13,963,000	15,465,139
9.25%, 4/1/2026 (a)	16,191,000	17,919,389
Bausch Health Cos., Inc.:
5.00%, 1/30/2028 (a) (b)	12,044,000	12,278,737
5.00%, 2/15/2029 (a)	10,257,000	10,195,253
5.25%, 1/30/2030 (a) (b)	13,493,000	13,550,750
5.25%, 2/15/2031 (a)	11,534,000	11,486,711
5.50%, 11/1/2025 (a)	15,423,000	15,853,919
5.75%, 8/15/2027 (a) (b)	6,101,000	6,568,825
6.25%, 2/15/2029 (a)	16,128,000	17,120,678
7.00%, 3/15/2024 (a)	10,159,000	10,400,479
7.00%, 1/15/2028 (a)	9,745,000	10,581,023
7.25%, 5/30/2029 (a)	8,109,000	9,030,345
9.00%, 12/15/2025 (a)	16,219,000	17,622,106
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	5,123,000	5,317,367

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Elanco Animal Health, Inc.:
5.90%, 8/28/2028	$6,768,000	$7,661,038
5.27%, 8/28/2023 (b)	6,182,000	6,653,130
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
9.50%, 7/31/2027 (a) (b)	9,428,000	10,242,202
GMTN, 6.00%, 6/30/2028 (a)	12,612,000	10,356,596
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 6.13%, 4/1/2029 (a)	12,527,000	12,709,268
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	5,956,000	6,459,401
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a)	5,530,000	5,907,975
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.63%, 10/15/2023 (a) (g)	2,246,000	1,582,644
5.75%, 8/1/2022 (a) (g)	157,000	106,587
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	4,845,000	4,871,018
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a) (b)	19,717,000	20,956,608
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	5,471,000	5,229,784
		272,165,978
PIPELINES — 4.4%
AI Candelaria Spain SLU 7.50%, 12/15/2028 (a)	7,278,000	8,210,312
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 9/15/2024 (b)	6,254,000	6,312,537
5.75%, 3/1/2027 (a)	6,706,000	6,706,805
5.75%, 1/15/2028 (a) (b)	7,282,000	7,273,043
7.88%, 5/15/2026 (a)	6,445,000	6,929,857
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	5,724,000	6,168,182
Buckeye Partners L.P.:
3.95%, 12/1/2026	5,313,000	5,256,045
4.13%, 3/1/2025 (a)	5,731,000	5,866,252
4.50%, 3/1/2028 (a)	5,177,000	5,190,771
Cheniere Energy Partners L.P.:
4.00%, 3/1/2031 (a) (b)	11,672,000	11,897,503
5.63%, 10/1/2026	10,712,000	11,207,644
4.50%, 10/1/2029	14,481,000	15,030,120
Cheniere Energy, Inc. 4.63%, 10/15/2028 (a)	17,398,000	18,131,674
Security Description	Principal Amount	Value
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a) (b)	$6,190,000	$6,075,795
5.75%, 4/1/2025 (b)	5,263,000	5,290,631
6.00%, 2/1/2029 (a) (b)	6,919,000	6,816,876
DCP Midstream Operating L.P.:
5.13%, 5/15/2029	6,576,000	6,991,800
5.38%, 7/15/2025	7,362,000	7,982,911
5.63%, 7/15/2027	4,891,000	5,307,811
Energy Transfer L.P. 4.25%, 3/15/2023	35,000	35,700
EnLink Midstream LLC 5.63%, 1/15/2028 (a) (b)	6,062,000	5,861,105
EQM Midstream Partners L.P.:
4.13%, 12/1/2026	4,220,000	4,194,849
4.50%, 1/15/2029 (a)	9,041,000	8,813,981
4.75%, 7/15/2023 (b)	6,100,000	6,332,837
4.75%, 1/15/2031 (a)	10,990,000	10,664,366
5.50%, 7/15/2028	8,092,000	8,512,056
6.00%, 7/1/2025 (a)	6,853,000	7,366,221
A, 6.50%, 7/1/2027 (a)	9,090,000	9,880,285
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.50%, 10/1/2025 (b)	5,886,000	5,775,579
7.75%, 2/1/2028 (b)	8,099,000	8,098,514
8.00%, 1/15/2027 (b)	7,296,000	7,383,990
Harvest Midstream I L.P. 7.50%, 9/1/2028 (a)	7,187,000	7,712,585
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	31,000	32,050
Hess Midstream Operations L.P.:
5.13%, 6/15/2028 (a) (b)	5,249,000	5,313,090
5.63%, 2/15/2026 (a)	8,189,000	8,433,442
Holly Energy Partners L.P./Holly Energy Finance Corp. 5.00%, 2/1/2028 (a) (b)	4,406,000	4,457,771
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a) (d)	12,664,000	12,783,548
6.75%, 9/15/2025 (a)	12,112,000	12,444,717
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	18,936,000	19,465,261
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023 (b)	5,126,000	4,954,433
Northriver Midstream Finance L.P. 5.63%, 2/15/2026 (a)	4,397,000	4,570,110

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
NuStar Logistics L.P.:
5.63%, 4/28/2027	$5,293,000	$5,540,077
5.75%, 10/1/2025	5,675,000	6,077,641
6.00%, 6/1/2026	4,031,000	4,349,892
6.38%, 10/1/2030	6,103,000	6,601,493
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	5,346,000	5,580,850
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	5,590,000	5,714,433
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
5.50%, 9/15/2024 (a)	5,040,000	5,107,738
5.50%, 1/15/2028 (a)	7,959,000	7,782,788
6.00%, 12/31/2030 (a)	7,045,000	6,969,759
7.50%, 10/1/2025 (a)	4,662,000	5,011,324
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032 (a)	9,364,000	8,835,589
4.88%, 2/1/2031 (a)	9,918,000	10,048,818
5.00%, 1/15/2028 (b)	6,711,000	6,983,802
5.50%, 3/1/2030	9,416,000	9,885,199
5.88%, 4/15/2026 (b)	9,281,000	9,725,189
6.50%, 7/15/2027	6,811,500	7,401,103
6.88%, 1/15/2029 (b)	7,238,000	7,972,367
Western Midstream Operating L.P.:
4.35%, 2/1/2025 (b)	8,691,000	8,989,275
4.65%, 7/1/2026	4,721,000	4,977,350
5.30%, 2/1/2030 (b)	11,189,000	12,144,541
		461,432,287
REAL ESTATE — 0.9%
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a)	7,425,000	7,999,844
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	6,073,000	6,354,119
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	7,125,000	7,343,880
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	6,272,000	6,130,190
4.38%, 2/1/2031 (a) (b)	5,858,000	5,735,099
5.38%, 8/1/2028 (a)	7,243,000	7,599,935
Hunt Cos., Inc.:
5.25%, 4/15/2029 (a) (d)	5,950,000	5,950,000
6.25%, 2/15/2026 (a)	4,373,000	4,509,394
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029 (b)	5,374,000	5,509,532
5.00%, 3/1/2031	5,756,000	5,828,641
Newmark Group, Inc. 6.13%, 11/15/2023 (b)	4,155,000	4,549,226
Security Description	Principal Amount	Value
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75%, 1/15/2029 (a)	$8,828,000	$8,700,347
7.63%, 6/15/2025 (a)	6,568,000	7,167,593
9.38%, 4/1/2027 (a) (b)	6,109,000	6,768,650
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	6,693,000	6,656,322
		96,802,772
REAL ESTATE INVESTMENT TRUSTS — 3.8%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 5/15/2026 (a) (b)	9,579,000	9,849,032
Diversified Healthcare Trust:
4.38%, 3/1/2031	5,896,000	5,754,850
9.75%, 6/15/2025	9,648,000	10,918,642
EPR Properties 3.75%, 8/15/2029 (b)	4,769,000	4,528,738
ESH Hospitality, Inc. B, 4.63%, 10/1/2027 (a) (b)	6,562,000	6,939,118
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P. 3.75%, 12/15/2027 (a)	4,722,000	4,588,745
HAT Holdings I LLC/HAT Holdings II LLC 5.25%, 7/15/2024 (a) (b)	4,538,000	4,691,430
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a) (b)	9,902,000	10,138,856
4.88%, 9/15/2029 (a)	10,139,000	10,267,968
5.00%, 7/15/2028 (a)	5,097,000	5,217,646
5.25%, 3/15/2028 (a) (b)	9,249,000	9,617,203
5.25%, 7/15/2030 (a)	11,819,000	12,185,980
5.63%, 7/15/2032 (a) (b)	5,703,000	5,958,209
REIT, 4.50%, 2/15/2031 (a) (b)	10,598,000	10,474,427
iStar, Inc.:
4.25%, 8/1/2025	6,578,000	6,622,730
4.75%, 10/1/2024	8,294,000	8,639,860
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25%, 2/1/2027 (a)	5,207,000	5,134,571
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
3.88%, 2/15/2029 (a)	7,241,000	7,222,318
4.50%, 9/1/2026	6,399,000	6,719,014
4.63%, 6/15/2025 (a)	8,185,000	8,625,762
5.63%, 5/1/2024	10,132,000	10,888,658
REIT, 5.75%, 2/1/2027	8,234,000	9,087,207

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
MPT Operating Partnership L.P./MPT Finance Corp.:
3.50%, 3/15/2031	$10,371,000	$10,170,632
4.63%, 8/1/2029	8,028,000	8,450,835
5.00%, 10/15/2027	12,877,000	13,556,133
5.25%, 8/1/2026	6,425,000	6,648,397
New Residential Investment Corp. 6.25%, 10/15/2025 (a) (b)	5,866,000	5,885,651
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
5.88%, 10/1/2028 (a)	6,346,000	6,734,756
7.50%, 6/1/2025 (a)	5,149,500	5,632,575
RHP Hotel Properties L.P./RHP Finance Corp.:
4.50%, 2/15/2029 (a)	5,792,000	5,819,744
4.75%, 10/15/2027 (b)	6,731,000	6,900,487
SBA Communications Corp.:
3.13%, 2/1/2029 (a) (b)	13,135,000	12,624,311
4.88%, 9/1/2024 (b)	10,414,000	10,701,739
Series WI, 3.88%, 2/15/2027 (b)	14,371,000	14,686,012
Senior Housing Properties Trust 4.75%, 2/15/2028 (b)	4,944,000	4,899,899
Service Properties Trust:
4.35%, 10/1/2024	7,865,000	7,826,619
7.50%, 9/15/2025	7,523,000	8,576,671
Starwood Property Trust, Inc. 5.00%, 12/15/2021	500	507
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC:
7.13%, 12/15/2024 (a)	6,318,000	6,509,688
7.88%, 2/15/2025 (a) (b)	21,572,000	23,330,118
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC 6.50%, 2/15/2029 (a) (b)	11,472,000	11,328,944
VICI Properties L.P./VICI Note Co., Inc.:
3.50%, 2/15/2025 (a) (b)	7,093,000	7,224,504
4.25%, 12/1/2026 (a)	11,021,333	11,282,759
4.63%, 12/1/2029 (a)	9,318,000	9,671,059
REIT, 3.75%, 2/15/2027 (a) (b)	7,834,000	7,827,028
REIT, 4.13%, 8/15/2030 (a)	9,477,000	9,554,048
Washington Prime Group L.P. 6.45%, 8/15/2024 (e)	5,246,000	3,065,290
XHR L.P. 6.38%, 8/15/2025 (a)	5,519,000	5,828,009
		398,807,379
Security Description	Principal Amount	Value
RETAIL — 4.3%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a) (b)	$6,740,000	$6,554,650
3.88%, 1/15/2028 (a)	7,228,500	7,311,555
4.00%, 10/15/2030 (a)	24,962,000	24,037,158
4.25%, 5/15/2024 (a)	9,745,000	9,868,567
4.38%, 1/15/2028 (a)	8,908,000	8,952,807
5.75%, 4/15/2025 (a) (b)	6,096,000	6,476,573
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	11,483,000	11,720,124
Carvana Co.:
5.50%, 4/15/2027 (a)	6,801,000	6,856,836
5.63%, 10/1/2025 (a)	4,955,000	5,086,506
5.88%, 10/1/2028 (a) (b)	5,683,000	5,863,890
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a) (b)	5,330,000	5,697,450
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	8,050,000	8,238,934
8.50%, 10/30/2025 (a)	6,664,000	7,097,693
Ferrellgas Escrow LLC/FG Operating Finance Escrow Corp.:
5.38%, 4/1/2026 (a)	6,074,000	6,030,753
5.88%, 4/1/2029 (a)	8,787,000	8,665,915
FirstCash, Inc. 4.63%, 9/1/2028 (a) (b)	5,701,000	5,821,519
Gap, Inc.:
8.38%, 5/15/2023 (a) (b)	5,399,000	6,167,980
8.63%, 5/15/2025 (a) (b)	7,217,000	8,083,762
8.88%, 5/15/2027 (a) (b)	10,613,000	12,398,000
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a) (b)	12,254,000	12,393,328
8.75%, 10/1/2025 (a) (b)	3,464,000	3,652,580
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	6,338,000	6,297,247
IRB Holding Corp. 7.00%, 6/15/2025 (a)	8,367,000	9,019,961
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
4.75%, 6/1/2027 (a) (b)	7,141,000	7,509,047
5.25%, 6/1/2026 (a)	5,274,000	5,436,756
L Brands, Inc.:
5.25%, 2/1/2028 (b)	4,740,000	5,085,451
6.63%, 10/1/2030 (a) (b)	9,920,000	11,322,986
6.88%, 7/1/2025 (a)	6,263,000	6,954,748
7.50%, 6/15/2029 (b)	4,993,000	5,674,694
9.38%, 7/1/2025 (a) (b)	5,424,000	6,768,989
LBM Acquisition LLC 6.25%, 1/15/2029 (a) (b)	5,488,000	5,652,640
Lithia Motors, Inc. 4.38%, 1/15/2031 (a)	5,208,000	5,409,862

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	$7,049,000	$7,202,034
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a) (b)	4,574,000	4,696,720
Macy's, Inc. 8.38%, 6/15/2025 (a) (b)	12,831,000	14,214,695
Michaels Stores, Inc. 8.00%, 7/15/2027 (a) (b)	5,198,000	5,751,743
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a) (b)	5,176,000	5,087,025
4.75%, 9/15/2029	4,786,000	5,017,977
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	10,478,000	10,712,079
Party City Holdings, Inc. 8.75%, 2/15/2026 (a) (b)	7,363,000	7,582,417
Penske Automotive Group, Inc.:
3.50%, 9/1/2025 (b)	4,705,000	4,806,581
5.50%, 5/15/2026 (b)	4,955,000	5,105,533
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	11,780,000	12,047,877
7.75%, 2/15/2029 (a) (b)	10,935,000	11,821,610
QVC, Inc.:
4.38%, 9/1/2028	5,101,000	5,141,961
WI, 4.75%, 2/15/2027	5,994,000	6,227,406
Rite Aid Corp.:
7.50%, 7/1/2025 (a) (b)	6,925,000	7,193,067
8.00%, 11/15/2026 (a)	8,370,000	8,788,500
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	7,491,000	7,745,994
Staples, Inc.:
7.50%, 4/15/2026 (a) (b)	20,029,000	21,175,460
10.75%, 4/15/2027 (a) (b)	9,610,000	9,491,509
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	5,023,000	5,072,426
White Cap Buyer LLC 6.88%, 10/15/2028 (a) (b)	5,338,000	5,674,668
Yum! Brands, Inc.:
3.63%, 3/15/2031	9,864,000	9,480,093
4.63%, 1/31/2032 (d)	11,787,000	12,039,831
4.75%, 1/15/2030 (a) (b)	6,361,000	6,720,778
7.75%, 4/1/2025 (a)	5,958,000	6,517,635
		457,424,580
SEMICONDUCTORS — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	5,416,000	5,862,062
Entegris, Inc. 4.63%, 2/10/2026 (a)	5,334,000	5,514,929
Security Description	Principal Amount	Value
Microchip Technology, Inc. 4.25%, 9/1/2025 (a)	$11,337,000	$11,847,165
ON Semiconductor Corp. 3.88%, 9/1/2028 (a) (b)	6,644,000	6,831,892
Qorvo, Inc.:
3.38%, 4/1/2031 (a)	6,080,000	5,954,874
4.38%, 10/15/2029 (b)	8,104,000	8,663,014
		44,673,936
SOFTWARE — 2.1%
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	9,196,000	9,031,116
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	8,368,000	8,995,098
BY Crown Parent LLC/BY Bond Finance, Inc. 4.25%, 1/31/2026 (a)	7,474,000	7,761,973
Camelot Finance SA 4.50%, 11/1/2026 (a)	6,018,000	6,223,515
CDK Global, Inc.:
4.88%, 6/1/2027 (b)	5,429,000	5,683,783
5.25%, 5/15/2029 (a)	4,508,000	4,818,736
5.88%, 6/15/2026	5,469,000	5,672,337
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	5,475,000	5,579,080
J2 Global, Inc. 4.63%, 10/15/2030 (a)	7,957,000	8,053,996
Marble II Pte, Ltd. Series REGS, 5.30%, 6/20/2022 (b)	4,763,000	4,783,100
MSCI, Inc.:
3.63%, 9/1/2030 (a)	8,475,000	8,632,974
3.88%, 2/15/2031 (a)	9,488,000	9,692,372
4.00%, 11/15/2029 (a) (b)	9,477,000	9,743,778
4.75%, 8/1/2026 (a)	3,596,000	3,727,182
5.38%, 5/15/2027 (a)	4,970,000	5,321,876
Nuance Communications, Inc. 5.63%, 12/15/2026 (b)	7,434,960	7,798,306
Open Text Corp.:
3.88%, 2/15/2028 (a)	9,229,000	9,301,632
5.88%, 6/1/2026 (a)	7,759,677	8,023,972
Open Text Holdings, Inc. 4.13%, 2/15/2030 (a)	8,503,000	8,619,151
Playtika Holding Corp. 4.25%, 3/15/2029 (a) (b)	5,429,000	5,348,759
PTC, Inc.:
3.63%, 2/15/2025 (a)	5,046,000	5,172,705
4.00%, 2/15/2028 (a)	5,244,000	5,420,723
Rackspace Technology Global, Inc.:
3.50%, 2/15/2028 (a)	6,159,000	5,925,512
5.38%, 12/1/2028 (a) (b)	5,312,000	5,406,235
Rocket Software, Inc. 6.50%, 2/15/2029 (a) (b)	5,633,000	5,680,824

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	$6,367,000	$6,570,489
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	17,804,000	18,940,073
Twilio, Inc.:
3.63%, 3/15/2029	4,479,000	4,552,276
3.88%, 3/15/2031 (b)	5,063,000	5,185,120
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 9/1/2025 (a)	17,084,000	17,761,210
		223,427,903
TELECOMMUNICATIONS — 6.3%
Altice France Holding SA:
6.00%, 2/15/2028 (a) (b)	11,769,000	11,607,765
10.50%, 5/15/2027 (a)	14,752,000	16,608,097
Altice France SA:
5.50%, 1/15/2028 (a) (b)	9,831,000	10,082,870
7.38%, 5/1/2026 (a)	50,639,000	52,672,662
8.13%, 2/1/2027 (a)	17,779,000	19,482,228
Avanti Communications Group PLC PIK 9.00%, 10/1/2022 (a)	1,079,714	181,964
Avaya, Inc. 6.13%, 9/15/2028 (a) (b)	10,571,000	11,231,582
C&W Senior Financing DAC:
6.88%, 9/15/2027 (a) (b)	9,894,000	10,550,368
7.50%, 10/15/2026 (a) (b)	5,624,000	5,960,934
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a) (b)	5,800,000	5,987,688
CommScope Technologies LLC 5.00%, 3/15/2027 (a) (b)	5,627,000	5,573,825
CommScope, Inc.:
5.50%, 3/1/2024 (a)	10,113,000	10,427,919
6.00%, 3/1/2026 (a)	15,185,000	16,007,571
7.13%, 7/1/2028 (a) (b)	6,815,000	7,233,986
8.25%, 3/1/2027 (a) (b)	9,037,000	9,670,946
Connect Finco S.a.r.l./Connect US Finco LLC 6.75%, 10/1/2026 (a)	17,513,000	18,735,232
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a) (b)	7,166,000	7,687,255
Frontier Communications Corp.:
5.00%, 5/1/2028 (a)	14,615,000	14,875,001
5.88%, 10/15/2027 (a) (b)	12,184,000	12,912,603
6.75%, 5/1/2029 (a) (b)	9,315,000	9,817,172
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a) (b)	10,701,000	11,265,371
Security Description	Principal Amount	Value
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	$3,038,000	$505,888
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026 (b)	7,461,000	8,239,481
6.63%, 8/1/2026 (b)	8,758,000	9,709,732
Intrado Corp. 8.50%, 10/15/2025 (a) (b)	7,221,000	7,325,127
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	7,912,000	7,673,532
3.75%, 7/15/2029 (a) (b)	8,554,000	8,361,706
4.25%, 7/1/2028 (a) (b)	11,560,000	11,686,698
4.63%, 9/15/2027 (a)	11,244,000	11,566,815
LogMeIn, Inc. 5.50%, 9/1/2027 (a)	9,868,000	10,329,724
Lumen Technologies Inc Series Y, 7.50%, 4/1/2024 (b)	11,685,000	13,092,809
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	12,522,000	12,787,216
5.13%, 12/15/2026 (a) (b)	12,017,000	12,653,180
*, 4.50%, 1/15/2029 (a)	10,365,000	10,113,960
Nokia Oyj:
3.38%, 6/12/2022	5,387,000	5,510,955
4.38%, 6/12/2027	4,709,000	5,020,736
Plantronics, Inc. 4.75%, 3/1/2029 (a)	4,542,000	4,460,698
QualityTech L.P./QTS Finance Corp. 3.88%, 10/1/2028 (a)	5,128,000	5,103,539
Sprint Corp. 7.63%, 3/1/2026 (b)	14,664,000	17,964,720
Switch, Ltd. 3.75%, 9/15/2028 (a)	6,361,000	6,259,669
Telesat Canada/Telesat LLC 6.50%, 10/15/2027 (a) (b)	7,220,000	7,226,065
T-Mobile USA, Inc.:
2.25%, 2/15/2026 (b)	8,546,000	8,553,008
2.63%, 4/15/2026 (b)	11,031,000	11,185,544
2.63%, 2/15/2029 (b)	8,527,000	8,276,562
2.88%, 2/15/2031	8,953,000	8,654,596
3.38%, 4/15/2029 (b)	11,250,000	11,382,525
3.50%, 4/15/2031	12,968,000	13,038,416
4.00%, 4/15/2022	4,538,000	4,648,682
4.50%, 2/1/2026	8,691,000	8,907,058
4.75%, 2/1/2028	12,963,000	13,824,262
5.13%, 4/15/2025	3,731,000	3,788,084
5.38%, 4/15/2027	5,022,000	5,322,818
6.00%, 4/15/2024	3,194,000	3,208,149
VEON Holdings B.V.:
3.38%, 11/25/2027 (a)	11,566,000	11,424,895
4.00%, 4/9/2025 (a) (b)	7,511,000	7,790,409
Series REGS, 4.95%, 6/16/2024	7,707,000	8,177,358
Series REGS, 7.25%, 4/26/2023	9,362,000	10,125,190

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
ViaSat, Inc.:
5.63%, 9/15/2025 (a)	$6,977,000	$7,100,563
5.63%, 4/15/2027 (a) (b)	6,682,000	7,010,554
Vmed O2 UK Financing I PLC 4.25%, 1/31/2031 (a)	13,699,000	13,309,948
Vodafone Group PLC 5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (e)	15,878,000	19,160,300
Windstream Escrow LLC/Windstream Escrow Finance Corp. REGS, 7.75%, 8/15/2028 (a) (b)	14,698,000	14,941,546
Zayo Group Holdings,Inc.:
4.00%, 3/1/2027 (a)	14,679,000	14,435,769
6.13%, 3/1/2028 (a)	11,047,000	11,350,682
		669,782,207
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc.:
3.38%, 4/1/2026 (a) (b)	4,543,000	4,649,851
3.75%, 4/1/2029 (a)	5,010,000	5,046,773
5.88%, 12/15/2027 (a)	4,703,000	5,162,295
6.75%, 12/31/2025 (a)	3,798,000	3,992,534
		18,851,453
TRANSPORTATION — 0.4%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	6,036,000	5,460,830
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	6,430,000	6,638,268
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	5,374,000	5,672,418
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	6,724,000	6,834,475
6.25%, 5/1/2025 (a)	10,944,000	11,776,291
6.75%, 8/15/2024 (a)	9,568,000	10,042,381
		46,424,663
TRUCKING & LEASING — 0.1%
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/1/2025 (a)	8,543,000	8,932,561
TOTAL CORPORATE BONDS & NOTES (Cost $10,546,212,221)		10,415,203,411

Security Description	Shares	Value
COMMON STOCKS — 0.0% (f)
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (f)
Avanti Communications Group PLC (h) (i)	9,671,825	$—
ENERGY EQUIPMENT & SERVICES — 0.0% (f)
Weatherford International PLC (i)	50,978	649,460
HOUSEHOLD PRODUCTS — 0.0% (f)
Cenveo Enterprises, Inc. (h)	20,138	201,381
OIL, GAS & CONSUMABLE FUELS — 0.0% (f)
Amplify Energy Corp. (b)	136,015	378,122
EP Energy Corp. (i)	5,918	432,014
		810,136
PHARMACEUTICALS — 0.0% (f)
Advanz Pharma Corp., Ltd. (i)	37,536	638,112
TRANSPORTATION INFRASTRUCTURE — 0.0% (f)
ATD New Holdings, Inc. (b) (i)	35,050	1,051,500
TOTAL COMMON STOCKS (Cost $16,165,554)		3,350,589
SHORT-TERM INVESTMENTS — 10.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (j) (k)	91,302,702	91,330,093
State Street Navigator Securities Lending Portfolio II (l) (m)	976,775,718	976,775,718
TOTAL SHORT-TERM INVESTMENTS (Cost $1,068,105,350)		1,068,105,811
TOTAL INVESTMENTS — 108.5% (Cost $11,630,483,125)		11,486,659,811
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.5)%		(896,866,104)
NET ASSETS — 100.0%		$10,589,793,707
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 71.7% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2021. Maturity date shown is the final maturity.
(d)	When-issued security.

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

(e)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(f)	Amount is less than 0.05% of net assets.
(g)	Security is currently in default and/or issuer is in bankruptcy.
(h)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of the security is $201,381, representing less than 0.05% of the Fund's net assets.
(i)	Non-income producing security.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at March 31, 2021.
(l)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(m)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$10,415,203,411	$—	$10,415,203,411
Common Stocks	1,665,694	1,483,514	201,381	3,350,589
Short-Term Investments	1,068,105,811	—	—	1,068,105,811
TOTAL INVESTMENTS	$1,069,771,505	$10,416,686,925	$201,381	$11,486,659,811
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	81,385,275	$81,417,830	$1,970,248,400	$1,960,321,909	$(14,631)	$403	91,302,702	$91,330,093	$72,904
State Street Navigator Securities Lending Portfolio II	1,224,907,425	1,224,907,425	1,954,688,837	2,202,820,544	—	—	976,775,718	976,775,718	2,316,402
Total		$1,306,325,255	$3,924,937,237	$4,163,142,453	$(14,631)	$403		$1,068,105,811	$2,389,306
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 98.9%
AUSTRALIA — 0.9%
Australia & New Zealand Banking Group, Ltd. 0.75%, 9/29/2026	EUR	100,000	$122,348
BHP Billiton Finance, Ltd. Series 12, 4.30%, 9/25/2042	GBP	200,000	366,818
Glencore Finance Europe, Ltd. Series EMTN, 1.88%, 9/13/2023	EUR	200,000	244,288
National Australia Bank, Ltd.:
Series GMTN, 1.25%, 5/18/2026	EUR	300,000	376,279
Series GMTN, 1.38%, 8/30/2028	EUR	100,000	128,123
Series EMTN, 2.75%, 8/8/2022	EUR	250,000	306,238
Telstra Corp., Ltd.:
Series EMTN, 2.50%, 9/15/2023	EUR	200,000	250,530
Series EMTN, 3.50%, 9/21/2022	EUR	200,000	248,043
			2,042,667
AUSTRIA — 0.1%
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	200,000	246,755
BELGIUM — 1.9%
Anheuser-Busch InBev SA:
Series EMTN, 1.13%, 7/1/2027	EUR	200,000	248,109
Series EMTN, 1.15%, 1/22/2027	EUR	200,000	248,109
Series EMTN, 1.50%, 4/18/2030	EUR	300,000	383,657
Series EMTN, 1.65%, 3/28/2031	EUR	200,000	257,485
Series EMTN, 2.00%, 3/17/2028	EUR	380,000	499,580
Series EMTN, 2.13%, 12/2/2027	EUR	400,000	526,100
Series EMTN, 2.25%, 5/24/2029	GBP	100,000	143,002
Series EMTN, 2.75%, 3/17/2036	EUR	600,000	850,813
Series EMTN, 2.85%, 5/25/2037	GBP	200,000	292,960
Series EMTN, 2.88%, 4/2/2032	EUR	100,000	142,943
EMTN, 2.88%, 4/2/2032	EUR	200,000	285,886
EMTN, 3.70%, 4/2/2040	EUR	200,000	317,669
KBC Group NV Series EMTN, 1.13%, 1/25/2024	EUR	100,000	121,451
			4,317,764
Security Description		Principal Amount	Value
CANADA — 0.5%
Bank of Nova Scotia Series EMTN, 0.50%, 4/30/2024	EUR	100,000	$119,644
Canadian Imperial Bank of Commerce 0.75%, 3/22/2023	EUR	300,000	359,541
Royal Bank of Canada 0.13%, 7/23/2024	EUR	100,000	118,323
Toronto-Dominion Bank:
Series EMTN, 0.38%, 4/25/2024	EUR	100,000	119,240
Series EMTN, 0.63%, 7/20/2023	EUR	400,000	479,735
			1,196,483
DENMARK — 0.6%
Carlsberg Breweries A/S Series EMTN, 2.50%, 5/28/2024	EUR	200,000	252,988
Danske Bank A/S:
Series EMTN, 0.63%, 5/26/2025	EUR	100,000	120,456
Series EMTN, 0.75%, 6/2/2023	EUR	100,000	119,833
Series EMTN, 0.88%, 5/22/2023	EUR	200,000	239,553
EMTN, 0.88%, 5/22/2023	EUR	100,000	119,777
1 year GBP Swap + 1.15%, 0.50%, 8/27/2025 (a)	EUR	200,000	237,378
Series EMTN, UK 10 year Gilt + 1.65%, 2.25%, 1/14/2028 (a)	GBP	100,000	141,035
			1,231,020
FINLAND — 0.9%
Nordea Bank Abp:
Series EMTN, 0.50%, 5/14/2027	EUR	300,000	362,090
Series EMTN, 0.88%, 6/26/2023	EUR	200,000	240,563
Series EMTN, 1.00%, 2/22/2023	EUR	400,000	481,526
Series EMTN, 1.13%, 2/12/2025	EUR	100,000	123,458
Series EMTN, 1.13%, 9/27/2027	EUR	100,000	125,456
OP Corporate Bank PLC:
EMTN, 0.10%, 11/16/2027	EUR	300,000	351,373
Series EMTN, 0.50%, 8/12/2025	EUR	300,000	361,436
			2,045,902

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
FRANCE — 18.7%
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	200,000	$256,291
Airbus Finance B.V. Series EMTN, 2.38%, 4/2/2024	EUR	300,000	375,663
Airbus SE:
Series EMTN, 1.63%, 6/9/2030	EUR	200,000	254,412
Series EMTN, 2.38%, 4/7/2032	EUR	100,000	135,584
Series EMTN, 2.38%, 4/7/2032	EUR	400,000	542,335
Auchan Holding SA Series EMTN, 2.88%, 1/29/2026	EUR	200,000	261,038
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	200,000	251,324
Series EMTN, 1.38%, 1/22/2030	EUR	200,000	258,598
Series EMTN, 1.38%, 2/21/2031	EUR	200,000	256,909
Series EMTN, 5.63%, 7/4/2022	EUR	200,000	252,237
Banque Federative du Credit Mutuel SA:
Series EMTN, 0.13%, 2/5/2024	EUR	100,000	118,527
EMTN, 0.63%, 2/21/2031 (b)	EUR	200,000	232,407
Series EMTN, 0.75%, 7/17/2025 (b)	EUR	700,000	850,386
Series EMTN, 0.75%, 6/8/2026	EUR	600,000	729,445
0.75%, 1/17/2030	EUR	100,000	118,599
Series EMTN, 1.25%, 1/14/2025	EUR	400,000	493,676
Series EMTN, 1.25%, 5/26/2027	EUR	200,000	250,706
1.25%, 6/3/2030	EUR	300,000	370,363
Series EMTN, 1.63%, 1/19/2026	EUR	100,000	126,590
Series EMTN, 1.75%, 3/15/2029	EUR	300,000	384,922
Series EMTN, 2.63%, 3/18/2024	EUR	500,000	636,113
Series EMTN, 3.00%, 11/28/2023	EUR	200,000	255,349
Series EMTN, 3.25%, 8/23/2022	EUR	200,000	246,977
BNP Paribas SA:
Series EMTN, 0.13%, 9/4/2026	EUR	200,000	232,824
Security Description		Principal Amount	Value
EMTN, 0.63%, 12/3/2032	EUR	100,000	$114,141
Series EMTN, 0.75%, 11/11/2022	EUR	450,000	538,473
Series EMTN, 1.13%, 1/15/2023	EUR	392,000	472,701
Series EMTN, 1.13%, 10/10/2023	EUR	150,000	181,788
Series EMTN, 1.13%, 6/11/2026	EUR	300,000	367,310
Series EMTN, 1.38%, 5/28/2029	EUR	600,000	749,324
Series EMTN, 1.50%, 11/17/2025	EUR	200,000	249,101
Series EMTN, 1.50%, 5/23/2028	EUR	200,000	252,779
Series EMTN, 1.50%, 5/25/2028	EUR	300,000	386,628
1.88%, 12/14/2027	GBP	300,000	420,868
Series EMTN, 2.38%, 5/20/2024	EUR	100,000	126,921
Series EMTN, 2.88%, 10/24/2022	EUR	300,000	370,537
Series EMTN, 2.88%, 9/26/2023	EUR	100,000	126,691
Series EMTN, 3.38%, 1/23/2026	GBP	300,000	452,679
Series EMTN, 4.50%, 3/21/2023	EUR	200,000	257,138
Series EMTN, 3 Month USD LIBOR + 0.73%, 0.50%, 2/19/2028 (a)	EUR	200,000	235,451
EMTN, 3 Month USD LIBOR + 0.83%, 0.50%, 1/19/2030 (a)	EUR	200,000	231,379
Series EMTN, 3 Month USD LIBOR + 0.87%, 1.13%, 4/17/2029 (a)	EUR	300,000	365,530
Series EMTN, 3 Month USD LIBOR + 1.80%, 2.13%, 1/23/2027 (a)	EUR	200,000	255,262
Bouygues SA 1.13%, 7/24/2028	EUR	200,000	251,187
Bpce SA 1.00%, 7/15/2024	EUR	700,000	853,370
BPCE SA:
0.25%, 1/15/2026	EUR	200,000	237,316
0.25%, 1/14/2031	EUR	200,000	228,107
Series EMTN, 0.63%, 9/26/2023	EUR	300,000	360,453
0.63%, 4/28/2025	EUR	300,000	361,710
Series EMTN, 0.88%, 1/31/2024	EUR	200,000	240,939
Series EMTN, 1.00%, 4/1/2025	EUR	100,000	121,432
Series EMTN, 1.00%, 10/5/2028	EUR	300,000	372,780

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.13%, 1/18/2023	EUR	200,000	$240,242
DMTN, 3 Month USD LIBOR + 1.00%, 0.50%, 9/15/2027 (a)	EUR	200,000	236,082
Capgemini SE:
2.00%, 4/15/2029	EUR	100,000	131,351
2.38%, 4/15/2032	EUR	400,000	549,106
2.50%, 7/1/2023	EUR	100,000	123,750
Carrefour SA:
Series EMTN, 1.75%, 7/15/2022	EUR	300,000	359,638
Series EMTN, 2.63%, 12/15/2027	EUR	100,000	134,725
Cie de Saint-Gobain Series EMTN, 1.88%, 3/15/2031	EUR	200,000	265,495
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	100,000	133,380
Credit Agricole SA:
EMTN, 0.13%, 12/9/2027	EUR	300,000	346,102
Series EMTN, 0.75%, 12/5/2023	EUR	100,000	120,750
EMTN, 0.88%, 1/14/2032	EUR	400,000	474,802
EMTN, 1.00%, 7/3/2029	EUR	400,000	497,382
Series EMTN, 1.25%, 4/14/2026	EUR	200,000	249,812
Series EMTN, 1.38%, 3/13/2025	EUR	200,000	246,643
Series EMTN, 1.38%, 5/3/2027	EUR	100,000	126,442
Series EMTN, 1.75%, 3/5/2029	EUR	100,000	127,990
Series EMTN, 1.88%, 12/20/2026	EUR	100,000	127,841
Series EMTN, 2.38%, 5/20/2024	EUR	300,000	381,298
Series EMTN, 3.13%, 7/17/2023	EUR	300,000	381,048
Series EMTN, 3.13%, 2/5/2026	EUR	300,000	407,039
Series EMTN, 3 Month USD LIBOR + 1.25%, 1.00%, 4/22/2026 (a)	EUR	400,000	485,727
Danone SA:
Series EMTN, 0.42%, 11/3/2022	EUR	400,000	474,829
Series EMTN, 0.71%, 11/3/2024	EUR	300,000	363,218
Series EMTN, 1.21%, 11/3/2028	EUR	100,000	127,225
Dassault Systemes SE 0.38%, 9/16/2029	EUR	200,000	237,006
Security Description		Principal Amount	Value
Engie Alliance GIE Series EMTN, 5.75%, 6/24/2023	EUR	250,000	$331,055
Engie SA:
1.38%, 3/27/2025	EUR	200,000	247,491
Series EMTN, 2.38%, 5/19/2026	EUR	200,000	263,555
Series EMTN, 5.00%, 10/1/2060	GBP	200,000	455,820
EssilorLuxottica SA:
Series EMTN, Zero Coupon, 5/27/2023	EUR	400,000	472,094
Series EMTN, 0.13%, 5/27/2025	EUR	200,000	237,169
Series EMTN, 0.38%, 1/5/2026	EUR	500,000	599,826
Series EMTN, 0.38%, 11/27/2027	EUR	100,000	119,425
0.75%, 11/27/2031	EUR	200,000	241,390
HSBC Continental Europe SA Series EMTN, 0.25%, 5/17/2024	EUR	600,000	714,206
LVMH Moet Hennessy Louis Vuitton SE:
Series EMTN, Zero Coupon, 2/11/2024	EUR	200,000	236,468
0.13%, 2/11/2028	EUR	200,000	236,129
0.38%, 2/11/2031	EUR	500,000	593,242
Series EMTN, 0.75%, 5/26/2024	EUR	500,000	604,374
Series EMTN, 1.00%, 2/11/2023	GBP	100,000	138,979
Series EMTN, 1.13%, 2/11/2027	GBP	200,000	273,542
Orange SA:
Series EMTN, 1.13%, 7/15/2024	EUR	300,000	365,713
Series EMTN, 1.38%, 3/20/2028	EUR	100,000	126,669
Series EMTN, 1.38%, 1/16/2030	EUR	100,000	127,678
Series EMTN, 2.00%, 1/15/2029	EUR	200,000	265,070
Series EMTN, 3.25%, 1/15/2032	GBP	100,000	155,163
Series EMTN, 8.13%, 1/28/2033	EUR	550,000	1,185,914
Pernod Ricard SA:
1.13%, 4/7/2025 (b)	EUR	300,000	367,998
1.75%, 4/8/2030	EUR	100,000	131,509
Sanofi:
Series EMTN, 0.50%, 1/13/2027	EUR	500,000	605,391
Series 12FX, 1.38%, 3/21/2030	EUR	200,000	259,518
Series EMTN, 1.50%, 4/1/2030	EUR	200,000	260,859

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.75%, 9/10/2026	EUR	700,000	$902,590
Series 20FX, 1.88%, 3/21/2038	EUR	200,000	283,699
Series EMTN, 2.50%, 11/14/2023	EUR	300,000	375,886
Schneider Electric SE Series EMTN, 0.25%, 9/9/2024	EUR	200,000	238,377
Societe Generale SA:
Series ., Zero Coupon, 5/27/2022	EUR	100,000	118,045
0.13%, 2/24/2026	EUR	600,000	707,668
Series EMTN, 0.75%, 5/26/2023	EUR	100,000	120,064
0.75%, 1/25/2027	EUR	100,000	118,840
Series EMTN, 1.00%, 4/1/2022	EUR	300,000	357,034
Series EMTN, 1.13%, 1/23/2025	EUR	300,000	364,480
Series EMTN, 1.25%, 2/15/2024	EUR	100,000	121,592
1.25%, 6/12/2030	EUR	200,000	242,365
Series EMTN, 1.75%, 3/22/2029	EUR	500,000	631,330
Series ETMN, 2.13%, 9/27/2028	EUR	300,000	388,318
Series EMTN, 4.25%, 7/13/2022	EUR	300,000	373,183
Total Capital Canada, Ltd. Series EMTN, 2.13%, 9/18/2029	EUR	600,000	813,467
Total Capital International SA:
Series EMTN, 0.25%, 7/12/2023	EUR	200,000	237,917
Series EMTN, 0.75%, 7/12/2028	EUR	100,000	122,359
Series EMTN, 1.49%, 4/8/2027	EUR	400,000	508,420
Series EMTN, 1.62%, 5/18/2040	EUR	200,000	259,065
Series EMTN, 1.99%, 4/8/2032	EUR	100,000	135,851
Series EMTN, 2.50%, 3/25/2026	EUR	200,000	265,270
Unibail-Rodamco-Westfield SE:
EMTN, 0.63%, 5/4/2027	EUR	100,000	116,790
EMTN, 1.38%, 12/4/2031	EUR	200,000	233,955
Vinci SA Series EMTN, 1.75%, 9/26/2030	EUR	200,000	265,959
			42,340,964
Security Description		Principal Amount	Value
GERMANY — 13.3%
Allianz Finance II B.V. Series 62, 4.50%, 3/13/2043	GBP	100,000	$201,701
Aroundtown SA EMTN, Zero Coupon, 7/16/2026	EUR	200,000	228,847
BASF SE:
Series EMTN, 0.25%, 6/5/2027	EUR	400,000	477,585
Series 10Y, 2.00%, 12/5/2022	EUR	200,000	244,012
Bayer AG:
0.38%, 7/6/2024	EUR	100,000	118,863
0.75%, 1/6/2027	EUR	300,000	359,616
1.13%, 1/6/2030	EUR	600,000	724,124
1.38%, 7/6/2032	EUR	200,000	240,775
Bayer Capital Corp B.V. 2.13%, 12/15/2029	EUR	500,000	656,238
Bayer Capital Corp. B.V.:
0.63%, 12/15/2022	EUR	100,000	118,960
1.50%, 6/26/2026	EUR	400,000	497,072
BMW Finance NV:
Series EMTN, Zero Coupon, 4/14/2023	EUR	200,000	236,013
Series EMTN, 0.38%, 7/10/2023	EUR	557,000	662,737
Series EMTN, 0.50%, 11/22/2022	EUR	100,000	119,024
Series EMTN, 0.63%, 10/6/2023	EUR	400,000	479,318
Series EMTN, 1.00%, 11/14/2024	EUR	100,000	122,147
Series EMTN, 1.50%, 2/6/2029	EUR	300,000	387,602
BMW US Capital LLC Series EMTN, 0.63%, 4/20/2022	EUR	400,000	474,881
Commerzbank AG:
Series EMTN, 0.50%, 8/28/2023	EUR	300,000	358,048
Series EMTN, 0.50%, 9/13/2023	EUR	100,000	119,043
Series EMTN, 0.63%, 8/28/2024	EUR	100,000	120,174
Series EMTN, 1.00%, 3/4/2026	EUR	500,000	611,467
Daimler AG:
Series EMTN, 1.00%, 11/15/2027	EUR	200,000	245,003
Series EMTN, 1.13%, 11/6/2031	EUR	300,000	366,394
Series EMTN, 1.38%, 5/11/2028	EUR	300,000	376,959
Series EMTN, 1.40%, 1/12/2024	EUR	193,000	235,852
Series EMTN, 1.50%, 3/9/2026	EUR	200,000	251,161

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.50%, 7/3/2029	EUR	400,000	$508,726
Series EMTN, 1.63%, 8/22/2023 (b)	EUR	400,000	489,143
Series EMTN, 2.13%, 7/3/2037 (b)	EUR	250,000	335,349
Series EMTN, 2.63%, 4/7/2025	EUR	300,000	389,213
Daimler International Finance B.V.:
Series EMTN, 0.25%, 5/11/2022	EUR	200,000	236,390
Series EMTN, 0.63%, 2/27/2023	EUR	200,000	238,622
Series EMTN, 0.63%, 5/6/2027	EUR	200,000	240,058
Series EMTN, 0.85%, 2/28/2025	EUR	500,000	606,230
Series EMTN, 0.88%, 4/9/2024	EUR	300,000	362,072
Series EMTN, 1.00%, 11/11/2025	EUR	400,000	490,173
Deutsche Bank AG:
Series MTN, 1.13%, 8/30/2023	EUR	400,000	483,912
Series EMTN, 1.63%, 1/20/2027	EUR	1,000,000	1,224,338
Series EMTN, 2.38%, 1/11/2023	EUR	200,000	245,025
Series EMTN, 2.63%, 12/16/2024	GBP	100,000	143,546
EMTN, 3 Month USD LIBOR + 2.05%, 1.75%, 11/19/2030 (a)	EUR	600,000	729,644
Deutsche Telekom AG:
Series EMTN, 0.50%, 7/5/2027	EUR	300,000	360,006
Series EMTN, 1.75%, 3/25/2031 (b)	EUR	200,000	263,758
Deutsche Telekom International Finance B.V.:
Series EMTN, 0.63%, 4/3/2023	EUR	300,000	358,351
Series EMTN, 0.88%, 1/30/2024	EUR	100,000	120,911
Series EMTN, 1.38%, 12/1/2025	EUR	100,000	125,242
Series EMTN, 1.38%, 1/30/2027	EUR	200,000	252,290
Series EMTN, 1.50%, 4/3/2028	EUR	350,000	447,406
Series EMTN, 2.00%, 12/1/2029	EUR	100,000	134,019
Series EMTN, 4.25%, 7/13/2022	EUR	150,000	186,507
Security Description		Principal Amount	Value
Series EMTN, 4.25%, 7/13/2022	EUR	200,000	$248,676
E.ON International Finance B.V.:
Series EMTN, 1.50%, 7/31/2029	EUR	200,000	255,039
Series EMTN, 5.88%, 10/30/2037	GBP	100,000	199,071
Series EMTN, 6.13%, 7/6/2039	GBP	50,000	104,445
Series EMTN, 6.25%, 6/3/2030	GBP	250,000	465,302
Series EMTN, 6.38%, 6/7/2032	GBP	340,000	659,582
Series EMTN, 6.75%, 1/27/2039	GBP	100,000	219,954
E.ON SE:
Series EMTN, 0.38%, 4/20/2023	EUR	100,000	118,792
Series EMTN, 0.38%, 9/29/2027	EUR	100,000	118,752
Grand City Properties SA EMTN, 0.13%, 1/11/2028	EUR	100,000	113,730
HeidelbergCement AG:
Series EMTN, 1.50%, 2/7/2025	EUR	100,000	123,222
Series EMTN, 2.25%, 3/30/2023 (b)	EUR	248,000	303,261
HeidelbergCement Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	200,000	250,065
SAP SE:
Series EMTN, 1.13%, 2/20/2023	EUR	100,000	120,237
1.25%, 3/10/2028	EUR	100,000	126,181
1.63%, 3/10/2031	EUR	300,000	394,877
Series EMTN, 1.75%, 2/22/2027	EUR	250,000	322,978
Siemens Financieringsmaatschappij NV:
Series EMTN, Zero Coupon, 2/20/2023	EUR	300,000	354,453
Series EMTN, Zero Coupon, 2/20/2026	EUR	100,000	117,930
0.13%, 9/5/2029	EUR	300,000	350,431
Series EMTN, 0.38%, 9/6/2023	EUR	300,000	358,336
Series EMTN, 0.38%, 6/5/2026	EUR	100,000	120,053
Series EMTN, 1.00%, 2/20/2025	GBP	100,000	138,730
Series EMTN, 1.38%, 9/6/2030	EUR	400,000	519,723

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 2.88%, 3/10/2028	EUR	400,000	$564,971
Volkswagen Financial Services AG Series EMTN, 1.50%, 10/1/2024	EUR	100,000	122,766
Volkswagen International Finance NV:
Series EMTN, 0.88%, 1/16/2023 (b)	EUR	50,000	59,715
EMTN, 0.88%, 9/22/2028	EUR	200,000	240,848
1.13%, 10/2/2023	EUR	500,000	604,393
Series EMTN, 1.63%, 1/16/2030	EUR	100,000	126,195
Series 10Y, 1.88%, 3/30/2027	EUR	1,100,000	1,398,567
3.25%, 11/18/2030	EUR	100,000	143,758
4.13%, 11/16/2038	EUR	100,000	160,558
Volkswagen Leasing GmbH:
EMTN, 0.50%, 6/20/2022	EUR	100,000	118,361
Series EMTN, 1.13%, 4/4/2024	EUR	200,000	242,284
Series EMTN, 1.38%, 1/20/2025	EUR	100,000	122,599
Series EMTN, 2.38%, 9/6/2022	EUR	100,000	121,599
Series EMTN, 2.63%, 1/15/2024	EUR	335,000	421,325
Vonovia Finance B.V.:
Series EMTN, 1.25%, 12/6/2024	EUR	300,000	369,529
Series EMTN, 2.25%, 12/15/2023	EUR	100,000	125,045
Wintershall Dea Finance B.V.:
0.45%, 9/25/2023	EUR	200,000	236,887
0.45%, 9/25/2023	EUR	100,000	118,443
0.84%, 9/25/2025	EUR	100,000	119,803
1.33%, 9/25/2028	EUR	200,000	240,875
1.82%, 9/25/2031	EUR	200,000	243,155
			30,010,043
ITALY — 4.5%
Assicurazioni Generali SpA Series EMTN, 5.13%, 9/16/2024	EUR	350,000	488,831
Enel Finance International NV:
Series EMTN, Zero Coupon, 6/17/2024	EUR	400,000	472,426
Series EMTN, 0.38%, 6/17/2027	EUR	100,000	119,295
Series EMTN, 1.00%, 9/16/2024	EUR	200,000	243,950
Security Description		Principal Amount	Value
Series EMTN, 1.13%, 9/16/2026	EUR	200,000	$248,104
1.38%, 6/1/2026	EUR	400,000	501,740
Series EMTN, 1.50%, 7/21/2025	EUR	100,000	125,015
Series EMTN, 1.97%, 1/27/2025	EUR	250,000	316,387
Series EMTN, 5.00%, 9/14/2022	EUR	150,000	189,764
Series EMTN, 5.63%, 8/14/2024	GBP	150,000	239,571
Series EMTN, 5.75%, 9/14/2040	GBP	250,000	505,851
Eni SpA:
Series EMTN, 3.25%, 7/10/2023	EUR	100,000	126,757
Series EMTN, 3.63%, 1/29/2029	EUR	500,000	737,486
Series EMTN, 3.75%, 9/12/2025	EUR	550,000	752,970
Intesa Sanpaolo SpA:
Series EMTN, 1.00%, 7/4/2024	EUR	200,000	241,589
Series EMTN, 1.38%, 1/18/2024	EUR	500,000	608,820
Series EMTN, 1.75%, 3/20/2028	EUR	300,000	374,892
Series EMTN, 1.75%, 7/4/2029	EUR	400,000	500,462
Series EMTN, 2.13%, 8/30/2023	EUR	100,000	123,341
EMTN, 2.13%, 5/26/2025	EUR	100,000	126,099
Series EMTN, 4.00%, 10/30/2023	EUR	100,000	129,389
Snam SpA Series EMTN, 0.88%, 10/25/2026	EUR	200,000	244,052
Terna Rete Elettrica Nazionale SpA:
Series EMTN, 1.00%, 7/23/2023	EUR	100,000	120,922
Series EMTN, 1.38%, 7/26/2027	EUR	200,000	251,572
UniCredit SpA:
Series EMTN, 0.50%, 4/9/2025	EUR	100,000	118,222
Series EMTN, 1.00%, 1/18/2023	EUR	250,000	298,893
Series EMTN, 2.00%, 3/4/2023	EUR	157,000	191,757
Series EMTN, 2.13%, 10/24/2026	EUR	200,000	255,793
Series EMTN, 3 Month USD LIBOR + 1.35%, 1.20%, 1/20/2026 (a)(b)	EUR	300,000	357,526

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 Month USD LIBOR + 1.55%, 1.25%, 6/25/2025 (a)	EUR	200,000	$241,514
EMTN, 3 Month USD LIBOR + 1.60%, 1.25%, 6/16/2026 (a)	EUR	200,000	242,238
Series EMTN, 3 Month USD LIBOR + 2.55%, 2.20%, 7/22/2027 (a)	EUR	550,000	682,183
			10,177,411
JAPAN — 2.3%
Mizuho Financial Group, Inc. EMTN, 0.69%, 10/7/2030	EUR	200,000	236,650
NTT Finance Corp. Series 18, 0.38%, 9/20/2030	JPY	100,000,000	909,515
Panasonic Corp. Series 17, 0.47%, 9/18/2026	JPY	100,000,000	913,873
Seven & i Holdings Co., Ltd. Series 14, 0.19%, 12/19/2025	JPY	100,000,000	906,507
Sumitomo Mitsui Financial Group, Inc.:
Series EMTN, 0.63%, 10/23/2029 (b)	EUR	300,000	355,066
1.55%, 6/15/2026	EUR	200,000	251,114
Takeda Pharmaceutical Co., Ltd.:
Series REGS, 1.13%, 11/21/2022	EUR	300,000	360,054
1.38%, 7/9/2032	EUR	200,000	245,266
2.00%, 7/9/2040	EUR	200,000	251,327
Series REGS, 2.25%, 11/21/2026	EUR	200,000	260,821
Series REGS, 3.00%, 11/21/2030	EUR	350,000	493,482
			5,183,675
LUXEMBOURG — 0.2%
Logicor Financing Sarl Series EMTN, 1.63%, 7/15/2027	EUR	300,000	370,808
MEXICO — 0.3%
America Movil SAB de CV:
Series EMTN, 0.75%, 6/26/2027	EUR	200,000	240,193
4.38%, 8/7/2041	GBP	100,000	173,388
Fomento Economico Mexicano SAB de CV 1.75%, 3/20/2023	EUR	200,000	242,089
			655,670
NETHERLANDS — 5.6%
ABN AMRO Bank NV:
Series EMTN, 0.50%, 7/17/2023	EUR	400,000	478,460
0.60%, 1/15/2027	EUR	300,000	358,355
Security Description		Principal Amount	Value
Series EMTN, 1.00%, 4/16/2025	EUR	443,000	$545,036
Series EMTN, 1.25%, 5/28/2025	EUR	100,000	122,772
Series EMTN, 2.50%, 11/29/2023	EUR	100,000	126,051
ASML Holding NV 1.38%, 7/7/2026	EUR	200,000	251,730
Cooperatieve Rabobank UA:
Series GMTN, 0.50%, 12/6/2022	EUR	100,000	119,239
Series EMTN, 0.63%, 2/27/2024	EUR	400,000	480,077
Series GMTN, 0.75%, 8/29/2023	EUR	100,000	120,152
Series GMTN, 1.13%, 5/7/2031	EUR	200,000	250,801
Series GMTN, 1.25%, 3/23/2026	EUR	600,000	751,751
Series GMTN, 1.38%, 2/3/2027	EUR	100,000	127,104
Series EMTN, 2.38%, 5/22/2023	EUR	370,000	460,137
4.13%, 7/14/2025	EUR	350,000	487,291
Series EMTN, 4.75%, 6/6/2022	EUR	500,000	623,340
GMTN, 3 Month USD LIBOR + 1.18%, 0.88%, 5/5/2028 (a)	EUR	200,000	243,806
Heineken NV Series EMTN, 1.00%, 5/4/2026	EUR	200,000	245,887
ING Groep NV:
Series EMTN, 1.00%, 9/20/2023	EUR	100,000	120,950
Series EMTN, 1.38%, 1/11/2028	EUR	200,000	251,585
Series EMTN, 2.00%, 9/20/2028	EUR	500,000	653,343
Series EMTN, 2.50%, 11/15/2030 (b)	EUR	300,000	421,876
Series EMTN, 3.00%, 2/18/2026	GBP	200,000	297,701
Series EMTN, 3 Month USD LIBOR + 0.60%, 0.10%, 9/3/2025 (a)	EUR	400,000	470,001
3 Month USD LIBOR + 0.68%, 0.25%, 2/18/2029 (a)	EUR	400,000	460,051
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029	GBP	150,000	253,663
LeasePlan Corp. NV EMTN, 0.13%, 9/13/2023	EUR	300,000	353,095

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Shell International Finance B.V.:
Series EMTN, 0.13%, 11/8/2027	EUR	100,000	$117,253
Series EMTN, 0.38%, 2/15/2025	EUR	200,000	239,572
EMTN, 0.50%, 5/11/2024	EUR	100,000	120,017
EMTN, 0.50%, 11/8/2031	EUR	100,000	116,708
Series EMTN, 0.75%, 8/15/2028	EUR	100,000	121,554
Series EMTN, 0.88%, 11/8/2039	EUR	100,000	111,611
Series EMTN, 1.00%, 4/6/2022	EUR	100,000	119,132
Series EMTN, 1.13%, 4/7/2024	EUR	100,000	122,169
Series EMTN, 1.25%, 5/12/2028	EUR	300,000	377,874
Series EMTN, 1.25%, 11/11/2032	EUR	200,000	250,239
Series EMTN, 1.50%, 4/7/2028	EUR	300,000	383,493
Series EMTN, 1.50%, 4/7/2028	EUR	200,000	255,662
Series EMTN, 1.63%, 1/20/2027	EUR	400,000	513,335
Series EMTN, 1.88%, 9/15/2025	EUR	100,000	127,746
Series EMTN, 1.88%, 4/7/2032	EUR	260,000	346,540
Series EMTN, 2.50%, 3/24/2026	EUR	100,000	132,490
			12,529,649
PORTUGAL — 0.1%
EDP Finance B.V. Series EMTN, 1.13%, 2/12/2024	EUR	200,000	242,939
SPAIN — 5.9%
Abertis Infraestructuras SA:
Series EMTN, 2.38%, 9/27/2027	EUR	300,000	387,316
Series EMTN, 3.00%, 3/27/2031	EUR	100,000	135,918
Banco Bilbao Vizcaya Argentaria SA:
Series EMTN, 0.38%, 10/2/2024	EUR	100,000	118,785
Series EMTN, 0.38%, 11/15/2026	EUR	300,000	355,811
Series GMTN, 0.50%, 1/14/2027	EUR	400,000	472,546
Series GMTN, 0.75%, 9/11/2022	EUR	100,000	119,192
Security Description		Principal Amount	Value
Series GMTN, 0.75%, 6/4/2025	EUR	200,000	$242,370
1.00%, 6/21/2026	EUR	400,000	488,492
Series GMTN, 1.13%, 2/28/2024	EUR	100,000	121,258
Series GMTN, 1.38%, 5/14/2025	EUR	100,000	123,430
Banco de Sabadell SA:
Series EMTN, 0.88%, 3/5/2023	EUR	100,000	119,369
Series REGS, 0.88%, 7/22/2025	EUR	100,000	119,430
Series EMTN, 1.75%, 5/10/2024	EUR	300,000	362,947
Banco Santander SA:
0.20%, 2/11/2028	EUR	300,000	348,555
Series EMTN, 0.25%, 6/19/2024	EUR	300,000	356,248
Series EMTN, 0.30%, 10/4/2026	EUR	100,000	118,565
Series EMTN, 1.13%, 1/17/2025	EUR	300,000	364,843
Series EMTN, 1.13%, 6/23/2027	EUR	200,000	244,561
Series EMTN, 1.38%, 12/14/2022	EUR	200,000	241,511
EMTN, 1.38%, 7/31/2024	GBP	100,000	139,463
Series EMTN, 1.38%, 1/5/2026	EUR	100,000	123,092
Series EMTN, 1.38%, 1/5/2026	EUR	400,000	492,368
CaixaBank SA:
Series EMTN, 0.38%, 2/3/2025	EUR	500,000	592,396
Series EMTN, 1.13%, 1/12/2023	EUR	200,000	239,739
Series EMTN, 1.13%, 5/17/2024	EUR	400,000	485,816
Series EMTN, 1.13%, 3/27/2026	EUR	200,000	244,854
Series EMTN, 1.38%, 6/19/2026	EUR	300,000	367,019
Series EMTN, 2.38%, 2/1/2024	EUR	300,000	374,933
EMTN, 3 Month USD LIBOR + 1.17%, 0.75%, 7/10/2026 (a)	EUR	300,000	360,100
Criteria Caixa SA Series EMTN, 1.63%, 4/21/2022	EUR	200,000	239,521
Iberdrola Finanzas SA Series EMTN, 1.00%, 3/7/2025	EUR	300,000	367,081
Iberdrola International B.V. Series EMTN, 1.13%, 4/21/2026	EUR	100,000	124,244

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Mapfre SA 1.63%, 5/19/2026	EUR	100,000	$127,546
Naturgy Finance B.V.:
Series EMTN, 1.25%, 1/15/2026	EUR	300,000	371,630
Series EMTN, 1.38%, 1/19/2027	EUR	100,000	125,131
Santan Consumer Finance SA Series EMTN, 1.00%, 2/27/2024	EUR	100,000	121,101
Santander Consumer Finance SA:
Series EMTN, 0.38%, 6/27/2024	EUR	100,000	118,883
Series EMTN, 0.38%, 1/17/2025	EUR	400,000	475,658
Telefonica Emisiones SA:
EMTN, 0.66%, 2/3/2030	EUR	100,000	118,316
Series EMTN, 1.07%, 2/5/2024	EUR	400,000	484,772
Series EMTN, 1.20%, 8/21/2027	EUR	400,000	496,479
Series EMTN, 1.45%, 1/22/2027	EUR	200,000	250,654
Series EMTN, 1.46%, 4/13/2026	EUR	300,000	376,566
Series EMTN, 1.50%, 9/11/2025	EUR	200,000	249,551
Series EMTN, 1.53%, 1/17/2025	EUR	300,000	373,818
Series EMTN, 1.72%, 1/12/2028	EUR	300,000	384,694
Series EMTN, 2.24%, 5/27/2022	EUR	200,000	241,771
			13,308,343
SWEDEN — 1.0%
Skandinaviska Enskilda Banken AB:
EMTN, 0.05%, 7/1/2024	EUR	200,000	237,081
Series GMTN, 0.25%, 5/19/2023	EUR	200,000	237,709
Series GMTN, 0.50%, 3/13/2023	EUR	100,000	119,405
Series EMTN, 0.63%, 11/12/2029 (b)	EUR	300,000	358,872
Svenska Handelsbanken AB:
0.50%, 2/18/2030	EUR	100,000	117,811
0.50%, 2/18/2030	EUR	200,000	235,623
Series EMTN, 1.13%, 12/14/2022	EUR	400,000	482,287
Series EMTN, 2.63%, 8/23/2022	EUR	200,000	244,982
Security Description		Principal Amount	Value
Swedbank AB Series EMTN, 0.75%, 5/5/2025	EUR	200,000	$242,760
			2,276,530
SWITZERLAND — 4.2%
Credit Suisse AG:
Series EMTN, 1.00%, 6/7/2023	EUR	100,000	120,452
Series EMTN, 1.50%, 4/10/2026	EUR	300,000	376,208
Credit Suisse Group AG:
EMTN, 0.65%, 9/10/2029	EUR	300,000	347,625
Series EMTN, 1.00%, 4/14/2023	CHF	125,000	134,676
Series EMTN, 1 year GBP Swap + 0.75%, 1.25%, 7/17/2025 (a)	EUR	300,000	362,162
Series EMTN, 1 year GBP Swap + 1.05%, 1.00%, 6/24/2027 (a)	EUR	400,000	478,721
1 year GBP Swap + 1.23%, 2.13%, 9/12/2025 (a)	GBP	200,000	282,676
Series EMTN, 1 year GBP Swap + 3.50%, 3.25%, 4/2/2026 (a)	EUR	300,000	390,444
Series EMTN, UK 10 year Gilt + 2.23%, 2.25%, 6/9/2028 (a)	GBP	200,000	280,261
Series EMTN, 1 year GBP Swap + 0.77%, 0.65%, 1/14/2028 (a)	EUR	400,000	468,441
Credit Suisse Group Funding Guernsey, Ltd. Series EMTN, 1.25%, 4/14/2022	EUR	255,000	303,486
Holcim Finance Luxembourg SA Series EMTN, 2.25%, 5/26/2028	EUR	200,000	264,449
Nestle Finance International, Ltd.:
0.38%, 5/12/2032	EUR	200,000	234,402
Series EMTN, 1.13%, 4/1/2026	EUR	100,000	124,318
Series EMTN, 1.50%, 4/1/2030	EUR	300,000	390,576
Novartis Finance SA:
Zero Coupon, 9/23/2028	EUR	400,000	464,850
0.13%, 9/20/2023	EUR	200,000	237,531
Richemont International Holding SA:
1.00%, 3/26/2026	EUR	100,000	123,014
1.50%, 3/26/2030	EUR	300,000	388,138
2.00%, 3/26/2038	EUR	300,000	409,288

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Roche Finance Europe B.V. Series EMTN, 0.88%, 2/25/2025	EUR	100,000	$122,305
UBS AG:
Series EMTN, 0.63%, 1/23/2023	EUR	200,000	238,619
Series EMTN, 0.75%, 4/21/2023	EUR	300,000	359,413
UBS Group AG:
Series EMTN, 1.25%, 9/1/2026	EUR	500,000	616,765
1.50%, 11/30/2024	EUR	300,000	366,341
1.75%, 11/16/2022	EUR	300,000	363,968
Series EMTN, 1 year GBP Swap + 0.55%, 0.25%, 1/29/2026 (a)	EUR	400,000	471,335
EMTN, 1 year GBP Swap + 0.77%, 0.25%, 11/5/2028 (a)	EUR	400,000	463,538
1 year GBP Swap + 0.75%, 1.25%, 4/17/2025 (a)	EUR	200,000	243,242
			9,427,244
UNITED KINGDOM — 10.3%
Barclays PLC:
Series EMTN, 1.88%, 12/8/2023	EUR	100,000	123,401
Series EMTN, 3.13%, 1/17/2024	GBP	100,000	145,407
Series EMTN, 3.25%, 2/12/2027	GBP	100,000	149,164
Series EMTN, 3.25%, 1/17/2033	GBP	300,000	453,365
Series EMTN, 1 year GBP Swap + 0.78%, 1.38%, 1/24/2026 (a)	EUR	300,000	366,490
Series ., 1 year GBP Swap + 1.32%, 2.38%, 10/6/2023 (a)	GBP	200,000	282,165
Series EMTN, 1 year GBP Swap + 3.70%, 3.38%, 4/2/2025 (a)	EUR	300,000	384,972
Series EMTN, 1 year GBP Swap + 3.70%, 3.38%, 4/2/2025 (a)	EUR	200,000	256,648
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	200,000	252,877
BG Energy Capital PLC:
Series EMTN, 5.00%, 11/4/2036	GBP	100,000	191,228
Series EMTN, 5.13%, 12/1/2025	GBP	100,000	164,678
BP Capital Markets PLC:
Series EMTN, 1.23%, 5/8/2031	EUR	200,000	245,917
Security Description		Principal Amount	Value
Series EMTN, 1.57%, 2/16/2027	EUR	400,000	$507,198
1.88%, 4/7/2024	EUR	100,000	124,613
2.82%, 4/7/2032	EUR	300,000	426,550
Series EMTN, 2.97%, 2/27/2026	EUR	300,000	402,058
British Telecommunications PLC:
Series EMTN, 1.00%, 11/21/2024	EUR	200,000	242,876
Series EMTN, 1.50%, 6/23/2027	EUR	200,000	251,542
Series EMTN, 1.75%, 3/10/2026	EUR	500,000	633,751
Cadent Finance PLC:
Series EMTN, 2.13%, 9/22/2028	GBP	100,000	142,357
Series EMTN, 2.63%, 9/22/2038	GBP	100,000	140,443
Series EMTN, 2.75%, 9/22/2046	GBP	200,000	279,436
Centrica PLC Series EMTN, 7.00%, 9/19/2033	GBP	100,000	209,574
CK Hutchison Finance 16 II, Ltd. 0.88%, 10/3/2024	EUR	200,000	241,831
CK Hutchison Finance 16, Ltd. Series A, 1.25%, 4/6/2023	EUR	200,000	241,124
CK Hutchison Group Telecom Finance SA:
0.38%, 10/17/2023	EUR	200,000	237,093
0.75%, 4/17/2026	EUR	100,000	120,378
1.13%, 10/17/2028	EUR	400,000	486,903
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	93,463	141,314
Diageo Finance PLC Series EMTN, 2.50%, 3/27/2032	EUR	200,000	281,555
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 5/21/2026	EUR	100,000	124,734
Series EMTN, 1.25%, 10/12/2028	GBP	100,000	135,956
Series EMTN, 1.38%, 12/2/2024	EUR	250,000	310,159
Series EMTN, 1.63%, 5/12/2035	GBP	300,000	393,071
Series EMTN, 4.25%, 12/18/2045	GBP	100,000	191,482
Series EMTN, 4.25%, 12/18/2045	GBP	100,000	191,482
Series EMTN, 5.25%, 12/19/2033	GBP	168,000	321,845
Series EMTN, 5.25%, 4/10/2042	GBP	100,000	209,359

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 6.38%, 3/9/2039	GBP	100,000	$226,042
Heathrow Funding, Ltd.:
Series EMTN, 4.63%, 10/31/2046	GBP	100,000	174,491
Series REGS, 5.23%, 2/15/2023	GBP	100,000	148,539
Series EMTN, 5.88%, 5/13/2043	GBP	100,000	195,085
Series REGS, 6.45%, 12/10/2031	GBP	250,000	469,774
Series EMTN, 6.75%, 12/3/2028	GBP	100,000	173,925
HSBC Holdings PLC:
0.88%, 9/6/2024	EUR	400,000	483,443
Series EMTN, 2.50%, 3/15/2027	EUR	300,000	397,383
2.63%, 8/16/2028	GBP	200,000	291,169
1 year GBP Swap + 0.94%, 2.18%, 6/27/2023 (a)	GBP	100,000	140,276
1 year GBP Swap + 1.04%, 2.26%, 11/13/2026 (a)	GBP	300,000	428,849
1 year GBP Swap + 1.65%, 3.00%, 7/22/2028 (a)	GBP	200,000	296,092
1 year GBP Swap + 1.77%, 3.00%, 5/29/2030 (a)	GBP	200,000	296,170
3 Month USD LIBOR + 1.03%, 0.77%, 11/13/2031 (a)	EUR	200,000	234,607
Series EMTN, 3 Month USD LIBOR + 1.36%, 1.50%, 12/4/2024 (a)	EUR	250,000	305,637
Lloyds Bank Corporate Markets PLC:
Series EMTN, 0.25%, 10/4/2022	EUR	200,000	236,709
EMTN, 2.38%, 4/9/2026	EUR	200,000	261,281
Lloyds Bank PLC Series EMTN, 6.50%, 9/17/2040	GBP	90,000	208,586
Lloyds Banking Group PLC:
Series EMTN, 1.50%, 9/12/2027	EUR	400,000	505,738
Series EMTN, 2.25%, 10/16/2024	GBP	400,000	572,602
Series EMTN, 1 year GBP Swap + 0.47%, 0.63%, 1/15/2024 (a)	EUR	300,000	356,489
Series EMTN, 1 year GBP Swap + 3.75%, 3.50%, 4/1/2026 (a)	EUR	200,000	265,395
UK 10 year Gilt + 1.30%, 1.88%, 1/15/2026 (a)	GBP	100,000	140,591
Security Description		Principal Amount	Value
Logicor 2019-1 UK PLC:
1.88%, 11/17/2026	GBP	100,000	$142,946
1.88%, 11/17/2026	GBP	100,000	142,946
Nationwide Building Society:
0.25%, 7/22/2025	EUR	200,000	237,192
3 Month USD LIBOR + 0.93%, 1.50%, 3/8/2026 (a)	EUR	200,000	247,314
Natwest Group PLC:
Series EMTN, 2.50%, 3/22/2023	EUR	222,000	273,667
Series EMTN, 1 year GBP Swap + 1.49%, 2.88%, 9/19/2026 (a)	GBP	100,000	146,488
Series EMTN, 3 Month USD LIBOR + 1.08%, 1.75%, 3/2/2026 (a)	EUR	500,000	620,029
NatWest Markets PLC Series EMTN, 2.75%, 4/2/2025	EUR	400,000	519,765
Santander UK Group Holdings PLC 1.13%, 9/8/2023	EUR	200,000	241,178
Sky, Ltd. Series EMTN, 2.50%, 9/15/2026	EUR	100,000	133,352
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2043	GBP	150,000	306,141
Unilever Finance Netherlands B.V.:
Series EMTN, 1.25%, 3/25/2025	EUR	200,000	247,764
1.75%, 3/25/2030	EUR	200,000	264,485
University of Oxford 2.54%, 12/8/2117	GBP	150,000	243,714
Vodafone Group PLC:
Series EMTN, 1.13%, 11/20/2025	EUR	300,000	370,414
Series EMTN, 1.60%, 7/29/2031	EUR	100,000	127,978
EMTN, 1.63%, 11/24/2030	EUR	300,000	386,333
Series EMTN, 1.75%, 8/25/2023	EUR	300,000	369,659
Series EMTN, 1.88%, 9/11/2025	EUR	150,000	190,339
Series EMTN, 2.20%, 8/25/2026	EUR	128,000	167,208
Series EMTN, 3.00%, 8/12/2056	GBP	250,000	352,937
Series EMTN, 3.38%, 8/8/2049	GBP	100,000	151,894
Wellcome Trust, Ltd. 2.52%, 2/7/2118	GBP	100,000	164,554

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Western Power Distribution East Midlands PLC Series EMTN, 5.25%, 1/17/2023	GBP	200,000	$298,298
Western Power Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	100,000	188,348
			23,348,812
UNITED STATES — 27.6%
Abbott Ireland Financing DAC:
0.88%, 9/27/2023	EUR	150,000	180,943
1.50%, 9/27/2026	EUR	250,000	316,033
AbbVie, Inc. 1.38%, 5/17/2024	EUR	214,000	261,572
Altria Group, Inc.:
1.00%, 2/15/2023	EUR	300,000	357,806
2.20%, 6/15/2027	EUR	200,000	253,604
3.13%, 6/15/2031	EUR	200,000	270,592
American Honda Finance Corp.:
0.35%, 8/26/2022	EUR	100,000	118,497
1.95%, 10/18/2024	EUR	300,000	377,410
American International Group, Inc. 1.88%, 6/21/2027	EUR	200,000	253,245
Amgen, Inc. 4.00%, 9/13/2029	GBP	100,000	163,282
Apple, Inc.:
0.50%, 11/15/2031	EUR	200,000	239,937
0.88%, 5/24/2025	EUR	100,000	122,355
Series EMTN, 1.00%, 11/10/2022	EUR	400,000	480,270
Series EMTN, 1.00%, 11/10/2022	EUR	50,000	60,034
1.38%, 1/17/2024	EUR	100,000	122,920
1.38%, 5/24/2029	EUR	300,000	387,177
1.63%, 11/10/2026	EUR	440,000	566,306
3.05%, 7/31/2029	GBP	200,000	314,907
Series MTN, 3.70%, 8/28/2022	AUD	150,000	119,560
AT&T, Inc.:
1.30%, 9/5/2023	EUR	100,000	121,056
1.45%, 6/1/2022	EUR	700,000	835,075
1.60%, 5/19/2028	EUR	600,000	752,716
2.35%, 9/5/2029	EUR	200,000	266,017
2.40%, 3/15/2024	EUR	200,000	250,390
2.45%, 3/15/2035	EUR	100,000	130,846
2.50%, 3/15/2023	EUR	400,000	491,416
3.15%, 9/4/2036	EUR	603,000	848,046
3.50%, 12/17/2025	EUR	100,000	135,336
3.55%, 12/17/2032	EUR	100,000	148,468
4.25%, 6/1/2043	GBP	100,000	165,646
4.38%, 9/14/2029	GBP	50,000	81,198
4.88%, 6/1/2044	GBP	550,000	992,839
Security Description		Principal Amount	Value
Series EMTN, 7.00%, 4/30/2040	GBP	100,000	$219,036
Bank of America Corp.:
Series EMTN, 0.75%, 7/26/2023	EUR	100,000	119,937
Series EMTN, 1.63%, 9/14/2022	EUR	400,000	482,919
Series EMTN, 2.30%, 7/25/2025	GBP	200,000	291,093
Series EMTN, 7.00%, 7/31/2028	GBP	250,000	474,462
Series EMTN, 3 Month USD LIBOR + 0.73%, 0.58%, 8/8/2029 (a)	EUR	100,000	117,753
Series EMTN, 3 Month USD LIBOR + 0.75%, 0.81%, 5/9/2026 (a)	EUR	200,000	241,434
Series EMTN, 3 Month USD LIBOR + 0.89%, 1.66%, 4/25/2028 (a)	EUR	400,000	506,117
Series EMTN, 3 Month USD LIBOR + 0.91%, 1.38%, 5/9/2030 (a)	EUR	300,000	373,895
EMTN, 3 Month USD LIBOR + 0.94%, 0.65%, 10/26/2031 (a)	EUR	400,000	465,560
Series EMTN, 3 Month USD LIBOR + 1.03%, 1.38%, 2/7/2025 (a)	EUR	700,000	854,751
Series EMTN, 3 Month USD LIBOR + 1.20%, 1.78%, 5/4/2027 (a)	EUR	100,000	126,452
Series EMTN, 3 Month USD LIBOR + 3.67%, 3.65%, 3/31/2029 (a)	EUR	200,000	285,247
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	200,000	290,303
2.63%, 6/19/2059	GBP	100,000	153,848
Berkshire Hathaway, Inc.:
Zero Coupon, 3/12/2025	EUR	400,000	470,641
1.13%, 3/16/2027	EUR	300,000	372,451
1.30%, 3/15/2024	EUR	50,000	61,043
1.63%, 3/16/2035	EUR	200,000	262,045
Booking Holdings, Inc.:
1.80%, 3/3/2027	EUR	300,000	383,204
2.38%, 9/23/2024	EUR	100,000	126,618
Citigroup, Inc.:
Series EMTN, 0.75%, 10/26/2023	EUR	200,000	240,102
EMTN, 1.25%, 4/10/2029	EUR	300,000	370,556
Series EMTN, 1.50%, 10/26/2028	EUR	100,000	126,579
1.75%, 1/28/2025	EUR	450,000	563,105

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 2.38%, 5/22/2024	EUR	100,000	$126,456
2.75%, 1/24/2024	GBP	100,000	144,920
Series EMTN, 3 Month USD LIBOR + 1.07%, 1.50%, 7/24/2026 (a)	EUR	300,000	371,459
Series EMTN, 3 Month USD LIBOR + 1.66%, 1.25%, 7/6/2026 (a)	EUR	600,000	735,784
Coca-Cola Co.:
0.13%, 3/15/2029	EUR	200,000	232,641
1.13%, 3/9/2027	EUR	300,000	374,751
1.63%, 3/9/2035	EUR	300,000	392,328
1.88%, 9/22/2026	EUR	100,000	129,739
Comcast Corp.:
0.75%, 2/20/2032	EUR	300,000	356,193
1.88%, 2/20/2036	GBP	125,000	167,725
DH Europe Finance II Sarl:
0.20%, 3/18/2026	EUR	200,000	236,141
0.45%, 3/18/2028	EUR	300,000	354,275
0.75%, 9/18/2031	EUR	400,000	471,323
1.35%, 9/18/2039	EUR	200,000	239,268
Digital Euro Finco LLC:
2.50%, 1/16/2026	EUR	100,000	129,340
2.50%, 1/16/2026	EUR	100,000	129,340
Digital Intrepid Holding B.V. 0.63%, 7/15/2031	EUR	200,000	226,884
Dow Chemical Co. 0.50%, 3/15/2027	EUR	200,000	235,651
Eli Lilly & Co. 1.70%, 11/1/2049	EUR	200,000	255,949
Exxon Mobil Corp.:
0.14%, 6/26/2024	EUR	400,000	473,755
0.52%, 6/26/2028	EUR	100,000	119,110
0.84%, 6/26/2032	EUR	200,000	233,502
1.41%, 6/26/2039	EUR	100,000	116,225
FedEx Corp. 1.63%, 1/11/2027	EUR	200,000	253,317
Fidelity National Information Services, Inc.:
0.75%, 5/21/2023	EUR	100,000	119,510
1.50%, 5/21/2027	EUR	300,000	374,777
2.00%, 5/21/2030	EUR	400,000	520,023
General Electric Co.:
0.88%, 5/17/2025	EUR	300,000	362,903
1.50%, 5/17/2029	EUR	300,000	375,182
2.13%, 5/17/2037	EUR	200,000	252,482
Goldman Sachs Group Inc:
EMTN, 0.25%, 1/26/2028	EUR	300,000	346,180
Series EMTN, 2.00%, 11/1/2028	EUR	300,000	389,880
Security Description		Principal Amount	Value
Goldman Sachs Group, Inc.:
Series EMTN, 0.13%, 8/19/2024	EUR	200,000	$235,342
Series EMTN, 0.88%, 1/21/2030	EUR	400,000	477,877
Series EMTN, 1.25%, 5/1/2025	EUR	300,000	364,729
Series EMTN, 1.38%, 5/15/2024	EUR	196,000	237,023
Series EMTN, 1.63%, 7/27/2026	EUR	300,000	376,112
Series EMTN, 2.00%, 7/27/2023	EUR	300,000	369,623
Series EMTN, 2.13%, 9/30/2024	EUR	100,000	125,665
Series EMTN, 3.00%, 2/12/2031	EUR	250,000	356,811
Series EMTN, 3.13%, 7/25/2029	GBP	100,000	152,003
Series EMTN, 3.25%, 2/1/2023	EUR	200,000	249,744
3.38%, 3/27/2025	EUR	500,000	661,688
Series EMTN, 4.25%, 1/29/2026	GBP	400,000	627,714
Honeywell International, Inc. 1.30%, 2/22/2023	EUR	200,000	241,906
International Business Machines Corp.:
0.30%, 2/11/2028	EUR	300,000	352,933
0.38%, 1/31/2023	EUR	500,000	594,478
0.65%, 2/11/2032	EUR	400,000	471,508
Series EMTN, 0.88%, 1/31/2025	EUR	100,000	121,850
0.95%, 5/23/2025	EUR	200,000	244,867
1.25%, 5/26/2023	EUR	230,000	278,814
1.50%, 5/23/2029	EUR	100,000	128,331
1.75%, 1/31/2031	EUR	200,000	262,377
Series EMTN, 2.88%, 11/7/2025	EUR	100,000	133,274
Johnson & Johnson 1.65%, 5/20/2035	EUR	300,000	406,976
JPMorgan Chase & Co.:
0.60%, 2/17/2033	EUR	100,000	115,158
Series EMTN, 0.63%, 1/25/2024	EUR	200,000	239,542
Series EMTN, 1.50%, 10/26/2022	EUR	300,000	362,498
Series EMTN, 1.50%, 1/27/2025	EUR	100,000	124,158
Series EMTN, 1.50%, 10/29/2026	EUR	100,000	126,587
Series EMTN, 2.75%, 8/24/2022	EUR	300,000	367,536
Series EMTN, 2.75%, 2/1/2023	EUR	200,000	247,962

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 2.88%, 5/24/2028	EUR	100,000	$139,233
Series EMTN, 3 Month USD LIBOR + 0.65%, 0.39%, 2/24/2028 (a)	EUR	450,000	529,625
Series EMTN, 3 Month USD LIBOR + 0.76%, 1.09%, 3/11/2027 (a)	EUR	700,000	857,191
Series EMTN, 3 Month USD LIBOR + 0.84%, 1.64%, 5/18/2028 (a)	EUR	700,000	884,436
Series EMTN, 3 Month USD LIBOR + 0.85%, 1.00%, 7/25/2031 (a)	EUR	300,000	364,261
Series EMTN, 3 Month USD LIBOR + 0.87%, 1.05%, 11/4/2032 (a)	EUR	300,000	363,515
Series EMTN, 3 Month USD LIBOR + 0.95%, 1.81%, 6/12/2029 (a)	EUR	100,000	129,201
McDonald's Corp. Series GMTN, 1.00%, 11/15/2023	EUR	200,000	242,169
Medtronic Global Holdings SCA:
Zero Coupon, 3/15/2023	EUR	200,000	236,179
0.25%, 7/2/2025	EUR	300,000	356,623
Series 0000, 0.38%, 3/7/2023	EUR	200,000	237,705
0.38%, 10/15/2028	EUR	300,000	353,902
0.75%, 10/15/2032	EUR	200,000	237,008
1.13%, 3/7/2027	EUR	300,000	371,285
1.38%, 10/15/2040	EUR	100,000	119,386
1.50%, 7/2/2039	EUR	300,000	366,888
1.63%, 3/7/2031	EUR	100,000	129,464
1.63%, 10/15/2050	EUR	200,000	240,175
1.75%, 7/2/2049	EUR	100,000	124,047
2.25%, 3/7/2039	EUR	300,000	411,656
Merck & Co., Inc. 1.88%, 10/15/2026	EUR	200,000	259,271
Metropolitan Life Global Funding I 0.38%, 4/9/2024	EUR	200,000	238,748
Microsoft Corp. 3.13%, 12/6/2028	EUR	300,000	434,525
Morgan Stanley:
Series GMTN, 1.00%, 12/2/2022	EUR	100,000	119,876
Series GMTN, 1.38%, 10/27/2026	EUR	50,000	62,378
Series GMTN, 1.75%, 3/11/2024	EUR	300,000	371,166
Series GMTN, 1.75%, 1/30/2025	EUR	300,000	374,823
1.88%, 3/30/2023	EUR	200,000	244,653
Series GMTN, 1.88%, 4/27/2027	EUR	500,000	641,951
Security Description		Principal Amount	Value
Series GMTN, 2.63%, 3/9/2027	GBP	100,000	$147,120
3 Month USD LIBOR + 0.72%, 0.50%, 2/7/2031 (a)	EUR	400,000	462,652
Series EMTN, 3 Month USD LIBOR + 0.75%, 0.64%, 7/26/2024 (a)	EUR	440,000	525,383
Series EMTN, 3 Month USD LIBOR + 0.83%, 1.34%, 10/23/2026 (a)	EUR	100,000	123,594
3 Month USD LIBOR + 0.88%, 0.50%, 10/26/2029 (a)	EUR	300,000	351,036
PepsiCo, Inc.:
0.25%, 5/6/2024	EUR	100,000	119,032
Series EMTN, 0.50%, 5/6/2028	EUR	200,000	240,435
Peugeot SA 2.75%, 5/15/2026	EUR	200,000	260,019
Pfizer, Inc. Series REGS, 2.74%, 6/15/2043	GBP	300,000	457,229
Philip Morris International, Inc. Series EMTN, 2.88%, 3/3/2026	EUR	200,000	265,507
Procter & Gamble Co.:
1.13%, 11/2/2023	EUR	400,000	487,274
2.00%, 8/16/2022	EUR	100,000	121,317
4.88%, 5/11/2027	EUR	100,000	151,885
4.88%, 5/11/2027	EUR	100,000	151,885
Schlumberger Finance B.V.:
1.38%, 10/28/2026	EUR	300,000	376,363
2.00%, 5/6/2032	EUR	100,000	133,421
Stellantis NV:
GMTN, 3.75%, 3/29/2024	EUR	400,000	518,099
3.88%, 1/5/2026	EUR	500,000	675,794
4.50%, 7/7/2028	EUR	300,000	438,595
Thermo Fisher Scientific, Inc.:
0.75%, 9/12/2024	EUR	148,000	178,451
Series EMTN, 1.88%, 10/1/2049	EUR	200,000	248,384
Toyota Motor Credit Corp.:
Series EMTN, 0.25%, 7/16/2026	EUR	200,000	238,085
Series EMTN, 0.75%, 7/21/2022	EUR	200,000	238,275
Upjohn Finance B.V. 1.91%, 6/23/2032	EUR	200,000	252,058
US Bancorp Series EMTN, 0.85%, 6/7/2024	EUR	200,000	241,987
Utah Acquisition Sub, Inc. Series ., 2.25%, 11/22/2024	EUR	200,000	251,615

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Verizon Communications, Inc.:
0.88%, 4/2/2025	EUR	300,000	$364,930
0.88%, 4/8/2027	EUR	100,000	122,095
1.25%, 4/8/2030	EUR	300,000	374,105
1.30%, 5/18/2033	EUR	300,000	368,633
1.38%, 10/27/2026	EUR	300,000	376,097
1.38%, 11/2/2028	EUR	100,000	126,569
2.63%, 12/1/2031	EUR	200,000	281,610
Series 20Y, 2.88%, 1/15/2038	EUR	400,000	580,190
Series EMTN, 3.25%, 2/17/2026	EUR	250,000	339,398
3.38%, 10/27/2036	GBP	100,000	157,187
3.38%, 10/27/2036	GBP	100,000	157,187
Walmart, Inc.:
4.88%, 9/21/2029	EUR	121,000	197,496
5.25%, 9/28/2035	GBP	168,000	338,518
5.63%, 3/27/2034	GBP	150,000	304,172
Wells Fargo & Co.:
Series EMTN, 0.50%, 4/26/2024	EUR	100,000	119,232
Series EMTN, 0.63%, 3/25/2030	EUR	100,000	116,720
0.63%, 8/14/2030	EUR	200,000	232,645
Series EMTN, 1.00%, 2/2/2027	EUR	300,000	364,710
Series EMTN, 1.38%, 10/26/2026	EUR	100,000	124,237
Series EMTN, 1.50%, 9/12/2022	EUR	100,000	120,492
Series EMTN, 1.50%, 5/24/2027 (b)	EUR	700,000	874,634
Series EMTN, 1.63%, 6/2/2025	EUR	400,000	498,172
Series EMTN, 2.00%, 7/28/2025	GBP	200,000	284,856
Series EMTN, 2.00%, 4/27/2026	EUR	400,000	510,036
Series EMTN, 2.13%, 6/4/2024	EUR	100,000	125,301
Series EMTN, 2.25%, 5/2/2023	EUR	100,000	123,372
Series EMTN, 2.63%, 8/16/2022	EUR	450,000	549,670
4.63%, 11/2/2035	GBP	150,000	267,115
Series EMTN, 3 Month USD LIBOR + 1.67%, 1.34%, 5/4/2025 (a)	EUR	400,000	488,112
			62,451,075
TOTAL CORPORATE BONDS & NOTES (Cost $218,388,282)			223,403,754

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (c) (d)	33,150	$33,150
State Street Navigator Securities Lending Portfolio II (e) (f)	4,562,295	4,562,295
TOTAL SHORT-TERM INVESTMENTS (Cost $4,595,445)		4,595,445
TOTAL INVESTMENTS — 100.9% (Cost $222,983,727)		227,999,199
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(2,091,334)
NET ASSETS — 100.0%		$225,907,865
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
DMTN	Domestic Medium - Term Note
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$223,403,754	$—	$223,403,754
Short-Term Investments	4,595,445	—	—	4,595,445
TOTAL INVESTMENTS	$4,595,445	$223,403,754	$—	$227,999,199
Sector Breakdown as of March 31, 2021

% of Total Investments
Financial	45.6%
Consumer, Non-cyclical	15.3
Communications	10.4
Consumer, Cyclical	8.8
Energy	5.3
Utilities	4.2
Technology	3.8
Industrial	3.7
Basic Materials	0.8
Diversified	0.1
Short-Term Investments	2.0
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	42,458	$42,458	$3,866,034	$3,875,342	$—	$—	33,150	$33,150	$8
State Street Navigator Securities Lending Portfolio II	597,922	597,922	13,066,032	9,101,659	—	—	4,562,295	4,562,295	3,677
Total		$640,380	$16,932,066	$12,977,001	$—	$—		$4,595,445	$3,685
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.1%
AUSTRALIA — 4.7%
Australia Government Bond:
Series 159, 0.25%, 11/21/2024	AUD	2,480,000	$1,882,957
Series 161, 0.25%, 11/21/2025	AUD	2,380,000	1,779,103
Series 164, 0.50%, 9/21/2026	AUD	2,399,000	1,789,440
Series 160, 1.00%, 12/21/2030	AUD	3,000,000	2,134,101
Series 163, 1.00%, 11/21/2031	AUD	2,300,000	1,608,522
Series 158, 1.25%, 5/21/2032	AUD	1,637,000	1,166,182
Series 157, 1.50%, 6/21/2031	AUD	2,272,000	1,683,790
Series 162, 1.75%, 6/21/2051	AUD	1,250,000	761,739
Series 153, 2.25%, 11/21/2022	AUD	2,145,000	1,691,443
Series 149, 2.25%, 5/21/2028	AUD	2,650,000	2,154,035
Series 155, 2.50%, 5/21/2030	AUD	2,730,000	2,231,987
Series 137, 2.75%, 4/21/2024	AUD	2,640,000	2,171,555
Series 148, 2.75%, 11/21/2027	AUD	1,350,000	1,133,285
Series 148, 2.75%, 11/21/2027	AUD	970,000	814,286
Series 152, 2.75%, 11/21/2028	AUD	2,635,000	2,208,975
Series 154, 2.75%, 11/21/2029	AUD	2,615,000	2,184,314
Series 145, 2.75%, 6/21/2035	AUD	674,000	551,104
Series 156, 2.75%, 5/21/2041	AUD	1,155,000	911,702
Series 150, 3.00%, 3/21/2047	AUD	1,005,000	814,031
Series 139, 3.25%, 4/21/2025	AUD	2,632,000	2,225,651
Series 138, 3.25%, 4/21/2029	AUD	3,128,000	2,709,919
Series 147, 3.25%, 6/21/2039	AUD	925,000	791,541
Series 144, 3.75%, 4/21/2037	AUD	914,000	834,632
Series 142, 4.25%, 4/21/2026	AUD	2,574,000	2,300,747
Series 140, 4.50%, 4/21/2033	AUD	1,410,000	1,371,322
Series 136, 4.75%, 4/21/2027	AUD	2,515,000	2,337,845
Security Description		Principal Amount	Value
Series 133, 5.50%, 4/21/2023	AUD	2,955,000	$2,499,383
Series 128, 5.75%, 7/15/2022	AUD	2,005,000	1,637,909
			46,381,500
AUSTRIA — 2.8%
Austria Government Bond:
Zero Coupon, 9/20/2022 (a)	EUR	487,000	577,733
Zero Coupon, 4/20/2023 (a)	EUR	500,000	595,440
Zero Coupon, 7/15/2023 (a)	EUR	815,000	971,950
Zero Coupon, 7/15/2024 (a)	EUR	550,000	659,368
Zero Coupon, 2/20/2030 (a)	EUR	867,000	1,033,827
0.50%, 4/20/2027 (a)	EUR	740,000	921,359
0.50%, 2/20/2029 (a)	EUR	1,046,000	1,304,937
0.75%, 10/20/2026 (a)	EUR	1,641,000	2,062,878
0.75%, 2/20/2028 (a)	EUR	958,000	1,213,749
0.75%, 3/20/2051 (a)	EUR	250,000	311,302
0.85%, 6/30/2120 (a)	EUR	200,000	227,501
1.20%, 10/20/2025 (a)	EUR	864,000	1,098,371
1.50%, 2/20/2047 (a)	EUR	663,000	976,685
1.50%, 11/2/2086 (a)	EUR	210,000	338,284
Series 1, 1.65%, 10/21/2024 (a)	EUR	940,000	1,194,836
1.75%, 10/20/2023 (a)	EUR	1,226,000	1,529,199
2.10%, 9/20/2117 (a)	EUR	540,000	1,105,771
2.40%, 5/23/2034 (a)	EUR	806,000	1,234,273
3.15%, 6/20/2044 (a)	EUR	933,000	1,775,420
3.40%, 11/22/2022 (a)	EUR	1,002,000	1,255,759
3.65%, 4/20/2022 (a)	EUR	704,000	864,178
3.80%, 1/26/2062 (a)	EUR	497,000	1,252,956
4.15%, 3/15/2037 (a)	EUR	1,308,000	2,498,160
4.85%, 3/15/2026 (a)	EUR	880,000	1,314,739
6.25%, 7/15/2027	EUR	825,000	1,382,578
Republic of Austria Government Bond Zero Coupon, 2/20/2031 (a)	EUR	350,000	414,498
			28,115,751
BELGIUM — 4.5%
Belgium Government Bond:
Series 91, Zero Coupon, 10/22/2027 (a)	EUR	750,000	903,379
Series 89, 0.10%, 6/22/2030	EUR	950,000	1,139,903
Series 79, 0.20%, 10/22/2023 (a)	EUR	655,000	786,730
Series 90, 0.40%, 6/22/2040 (a)	EUR	500,000	576,204

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 82, 0.50%, 10/22/2024 (a)	EUR	1,120,000	$1,368,784
Series 74, 0.80%, 6/22/2025 (a)	EUR	1,527,000	1,900,052
Series 81, 0.80%, 6/22/2027 (a)	EUR	1,200,000	1,518,568
Series 85, 0.80%, 6/22/2028 (a)	EUR	1,366,000	1,737,909
Series 87, 0.90%, 6/22/2029 (a)	EUR	1,467,000	1,884,629
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,290,000	1,636,214
Series 75, 1.00%, 6/22/2031 (a)	EUR	1,180,000	1,535,801
Series 86, 1.25%, 4/22/2033	EUR	780,000	1,045,868
Series 84, 1.45%, 6/22/2037 (a)	EUR	420,000	578,132
Series 78, 1.60%, 6/22/2047 (a)	EUR	1,035,000	1,468,909
Series 88, 1.70%, 6/22/2050 (a)	EUR	800,000	1,166,922
Series 76, 1.90%, 6/22/2038 (a)	EUR	695,000	1,020,739
Series 80, 2.15%, 6/22/2066 (a)	EUR	555,000	942,169
Series 68, 2.25%, 6/22/2023	EUR	1,206,000	1,509,792
Series 83, 2.25%, 6/22/2057 (a)	EUR	594,000	1,002,344
Series 72, 2.60%, 6/22/2024 (a)	EUR	1,262,000	1,639,264
Series 73, 3.00%, 6/22/2034 (a)	EUR	835,000	1,345,875
Series 71, 3.75%, 6/22/2045	EUR	845,000	1,683,741
Series 48, 4.00%, 3/28/2022	EUR	1,150,000	1,413,170
Series 66, 4.00%, 3/28/2032	EUR	859,000	1,456,407
Series 65, 4.25%, 9/28/2022 (a)	EUR	1,140,000	1,438,290
Series 60, 4.25%, 3/28/2041 (a)	EUR	1,830,000	3,682,403
Series 64, 4.50%, 3/28/2026 (a)	EUR	911,000	1,342,871
Series 44, 5.00%, 3/28/2035 (a)	EUR	2,102,000	4,104,020
Series 31, 5.50%, 3/28/2028	EUR	1,715,000	2,854,281
			44,683,370
CANADA — 4.7%
Canadian Government Bond:
0.25%, 8/1/2022	CAD	2,310,000	1,839,858
0.25%, 11/1/2022	CAD	1,650,000	1,313,961
0.25%, 2/1/2023	CAD	3,345,000	2,663,039
Security Description		Principal Amount	Value
0.25%, 3/1/2026	CAD	1,100,000	$844,948
0.50%, 3/1/2022	CAD	2,420,000	1,931,841
0.50%, 9/1/2025	CAD	3,510,000	2,752,090
0.50%, 12/1/2030	CAD	1,500,000	1,083,745
1.00%, 9/1/2022	CAD	2,230,000	1,794,859
1.00%, 6/1/2027	CAD	1,249,000	987,901
1.25%, 3/1/2025	CAD	1,470,000	1,194,023
1.25%, 6/1/2030	CAD	3,339,000	2,610,761
1.50%, 5/1/2022	CAD	1,758,000	1,419,114
1.50%, 6/1/2023	CAD	1,585,000	1,294,584
1.50%, 9/1/2024	CAD	1,589,000	1,304,463
1.50%, 6/1/2026	CAD	1,453,000	1,184,435
1.75%, 3/1/2023	CAD	2,362,000	1,933,989
2.00%, 9/1/2023	CAD	2,395,000	1,982,523
2.00%, 6/1/2028	CAD	1,350,000	1,131,375
2.00%, 12/1/2051	CAD	3,130,000	2,524,745
2.25%, 3/1/2024	CAD	1,523,000	1,275,898
2.25%, 6/1/2025	CAD	810,000	683,317
2.25%, 6/1/2029	CAD	1,435,000	1,221,677
2.50%, 6/1/2024	CAD	1,180,000	998,059
2.75%, 6/1/2022	CAD	1,520,000	1,245,835
2.75%, 12/1/2048	CAD	1,217,000	1,136,854
2.75%, 12/1/2064	CAD	435,000	427,974
3.50%, 12/1/2045	CAD	1,246,000	1,297,700
4.00%, 6/1/2041	CAD	1,108,000	1,198,758
5.00%, 6/1/2037	CAD	1,020,000	1,178,934
Series WL43, 5.75%, 6/1/2029	CAD	1,220,000	1,299,120
5.75%, 6/1/2033	CAD	1,220,000	1,403,303
Series A55, 8.00%, 6/1/2023	CAD	390,000	361,831
Series VW17, 8.00%, 6/1/2027	CAD	670,000	749,994
Series A-76, 9.00%, 6/1/2025	CAD	330,000	350,404
			46,621,912
CHILE — 0.3%
Bonos de la Tesoreria de la Republica en pesos:
2.30%, 10/1/2028 (a)	CLP	50,000,000	66,384
2.50%, 3/1/2025	CLP	145,000,000	208,004
4.00%, 3/1/2023 (a)	CLP	225,000,000	333,141
4.50%, 3/1/2026	CLP	310,000,000	478,321
4.70%, 9/1/2030 (a)	CLP	380,000,000	577,999
5.00%, 3/1/2035	CLP	415,000,000	627,070
5.10%, 7/15/2050	CLP	95,000,000	142,089
Series 30YR, 6.00%, 1/1/2043	CLP	280,000,000	464,691
			2,897,699
CHINA — 4.6%
China Government Bond:
Series INBK, 2.64%, 8/13/2022	CNY	2,000,000	304,576
Series 1904, 3.19%, 4/11/2024	CNY	10,800,000	1,662,657

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 1907, 3.25%, 6/6/2026	CNY	25,000,000	$3,846,963
Series 1827, 3.25%, 11/22/2028	CNY	85,700,000	13,095,692
Series 1823, 3.29%, 10/18/2023	CNY	106,300,000	16,415,875
Series INBK, 3.39%, 3/16/2050	CNY	2,000,000	286,575
Series 1824, 4.08%, 10/22/2048	CNY	63,930,000	10,328,794
			45,941,132
COLOMBIA — 0.6%
Colombian TES:
Series B, 6.00%, 4/28/2028	COP	4,240,000,000	1,128,031
Series B, 7.00%, 5/4/2022	COP	2,360,000,000	673,169
Series B, 7.00%, 6/30/2032	COP	7,830,000,000	2,073,927
Series B, 7.50%, 8/26/2026	COP	6,635,000,000	1,950,985
			5,826,112
CYPRUS — 0.2%
Cyprus Government International Bond:
Series EMTN, 1.25%, 1/21/2040	EUR	100,000	123,540
Series EMTN, 2.38%, 9/25/2028	EUR	250,000	341,680
Series EMTN, 2.75%, 6/27/2024	EUR	50,000	64,006
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	147,636
Series EMTN, 2.75%, 5/3/2049	EUR	100,000	162,285
Series EMTN, 3.75%, 7/26/2023	EUR	110,000	141,456
Series EMTN, 3.88%, 5/6/2022	EUR	380,000	466,673
Series EMTN, 4.25%, 11/4/2025	EUR	100,000	140,534
Series EMTN, 4.25%, 11/4/2025	EUR	70,000	98,374
			1,686,184
CZECH REPUBLIC — 0.6%
Czech Republic Government Bond:
Series 126, 0.10%, 4/17/2022	CZK	650,000	29,088
Series 100, 0.25%, 2/10/2027	CZK	11,360,000	471,918
Series 97, 0.45%, 10/25/2023	CZK	10,650,000	472,104
Security Description		Principal Amount	Value
Series 94, 0.95%, 5/15/2030	CZK	10,730,000	$444,660
Series 95, 1.00%, 6/26/2026	CZK	10,420,000	454,914
Series 121, 1.20%, 3/13/2031	CZK	10,130,000	421,989
Series 120, 1.25%, 2/14/2025	CZK	10,100,000	452,536
Series 125, 1.50%, 4/24/2040	CZK	2,300,000	89,727
Series 103, 2.00%, 10/13/2033	CZK	9,500,000	421,906
Series 89, 2.40%, 9/17/2025	CZK	10,440,000	488,315
Series 78, 2.50%, 8/25/2028	CZK	14,130,000	667,419
Series 105, 2.75%, 7/23/2029	CZK	15,330,000	738,603
Series 49, 4.20%, 12/4/2036	CZK	4,530,000	258,420
Series 52, 4.70%, 9/12/2022	CZK	8,460,000	402,555
Series 53, 4.85%, 11/26/2057	CZK	1,750,000	114,571
Series 58, 5.70%, 5/25/2024	CZK	9,490,000	487,435
			6,416,160
DENMARK — 1.0%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2022 (a)	DKK	3,070,000	490,884
Series 30Y, 0.25%, 11/15/2052 (a)	DKK	3,400,000	510,477
Series 10Y, 0.50%, 11/15/2027	DKK	7,268,000	1,210,290
Series 10YR, 0.50%, 11/15/2029 (a)	DKK	10,413,000	1,736,967
1.50%, 11/15/2023	DKK	7,155,000	1,190,426
1.75%, 11/15/2025	DKK	6,833,000	1,189,845
4.50%, 11/15/2039	DKK	10,786,000	3,030,263
7.00%, 11/10/2024	DKK	895,000	180,019
			9,539,171
ESTONIA — 0.0% (b)
Estonia Government International Bond 0.13%, 6/10/2030	EUR	100,000	118,136
FINLAND — 1.2%
Finland Government Bond:
Series 5Y, Zero Coupon, 4/15/2022 (a)	EUR	335,000	396,349
Zero Coupon, 9/15/2023 (a)	EUR	595,000	710,496

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Zero Coupon, 9/15/2024 (a)	EUR	455,000	$546,560
0.13%, 4/15/2036 (a)	EUR	400,000	464,598
0.25%, 9/15/2040 (a)	EUR	250,000	289,486
0.50%, 4/15/2026 (a)	EUR	531,000	657,298
0.50%, 9/15/2027 (a)	EUR	590,000	736,253
0.50%, 9/15/2028 (a)	EUR	512,000	639,752
0.50%, 9/15/2029 (a)	EUR	773,000	965,715
0.75%, 4/15/2031 (a)	EUR	469,000	599,467
0.88%, 9/15/2025 (a)	EUR	393,000	492,071
1.13%, 4/15/2034 (a)	EUR	443,000	591,230
Series 30Y, 1.38%, 4/15/2047 (a)	EUR	489,000	712,517
1.50%, 4/15/2023 (a)	EUR	430,000	527,649
1.63%, 9/15/2022 (a)	EUR	440,000	534,353
2.00%, 4/15/2024 (a)	EUR	497,000	631,560
2.63%, 7/4/2042 (a)	EUR	534,000	924,337
2.75%, 7/4/2028 (a)	EUR	565,000	816,777
4.00%, 7/4/2025 (a)	EUR	561,000	790,110
			12,026,578
FRANCE — 4.7%
France Government Bond OAT:
Zero Coupon, 5/25/2022	EUR	677,000	801,567
Zero Coupon, 2/25/2023	EUR	230,000	273,728
Zero Coupon, 3/25/2023	EUR	706,000	840,631
Zero Coupon, 3/25/2024	EUR	900,000	1,077,651
Zero Coupon, 3/25/2025	EUR	805,000	967,782
Zero Coupon, 2/25/2026	EUR	800,000	962,939
Zero Coupon, 11/25/2029	EUR	1,291,000	1,537,100
Zero Coupon, 11/25/2030	EUR	900,000	1,063,058
0.25%, 11/25/2026	EUR	847,000	1,034,707
0.50%, 5/25/2025	EUR	1,170,000	1,436,499
0.50%, 5/25/2026	EUR	768,000	948,854
0.50%, 5/25/2029	EUR	713,000	886,180
0.50%, 5/25/2040 (a)	EUR	350,000	411,412
0.75%, 5/25/2028	EUR	1,058,000	1,337,804
0.75%, 11/25/2028	EUR	821,000	1,039,536
0.75%, 5/25/2052 (a)	EUR	550,000	636,124
1.00%, 11/25/2025	EUR	1,020,000	1,285,129
1.00%, 5/25/2027	EUR	1,113,000	1,421,516
1.25%, 5/25/2034	EUR	835,000	1,116,118
1.25%, 5/25/2036 (a)	EUR	660,000	884,016
1.50%, 5/25/2031	EUR	1,095,000	1,486,992
1.50%, 5/25/2050 (a)	EUR	830,000	1,163,957
1.75%, 5/25/2023	EUR	1,005,000	1,242,479
1.75%, 11/25/2024	EUR	1,000,000	1,277,090
Security Description		Principal Amount	Value
1.75%, 6/25/2039 (a)	EUR	550,000	$798,175
1.75%, 5/25/2066 (a)	EUR	285,000	439,146
2.00%, 5/25/2048 (a)	EUR	865,000	1,341,831
2.25%, 10/25/2022	EUR	690,000	847,936
2.25%, 5/25/2024	EUR	740,000	949,047
2.50%, 5/25/2030	EUR	1,111,000	1,621,294
2.75%, 10/25/2027	EUR	1,115,000	1,582,783
3.00%, 4/25/2022	EUR	990,000	1,208,350
3.25%, 5/25/2045	EUR	585,000	1,094,174
3.50%, 4/25/2026	EUR	810,000	1,147,404
4.00%, 10/25/2038	EUR	613,000	1,165,520
4.00%, 4/25/2055 (a)	EUR	324,000	741,755
4.00%, 4/25/2060	EUR	382,000	915,888
4.25%, 10/25/2023	EUR	1,050,000	1,390,459
4.50%, 4/25/2041	EUR	810,000	1,687,117
4.75%, 4/25/2035	EUR	615,000	1,180,225
5.50%, 4/25/2029	EUR	755,000	1,303,164
5.75%, 10/25/2032	EUR	745,000	1,454,705
6.00%, 10/25/2025	EUR	700,000	1,072,203
8.50%, 4/25/2023	EUR	110,000	153,799
			47,227,844
GERMANY — 4.5%
Bundesobligation:
Series G, Zero Coupon, 10/10/2025	EUR	305,000	369,891
Series 183, Zero Coupon, 4/10/2026	EUR	100,000	121,328
Bundesrepublik Deutschland:
Zero Coupon, 6/10/2022	EUR	250,000	296,146
Zero Coupon, 8/15/2026	EUR	887,000	1,078,334
Zero Coupon, 8/15/2029	EUR	800,000	973,552
Zero Coupon, 8/15/2030	EUR	936,000	1,135,459
Zero Coupon, 8/15/2050	EUR	550,000	600,228
0.25%, 2/15/2027	EUR	1,082,000	1,336,107
0.25%, 8/15/2028	EUR	630,000	781,977
0.50%, 8/15/2027	EUR	1,020,000	1,281,863
0.50%, 2/15/2028	EUR	595,000	749,898
1.25%, 8/15/2048	EUR	799,000	1,197,311
Series 98, 4.75%, 7/4/2028	EUR	419,000	685,560
Series 08, 4.75%, 7/4/2040	EUR	100,000	225,111
Series 94, 6.25%, 1/4/2024	EUR	465,000	652,430
Bundesrepublik Deutschland Bundesanleihe:
Series G, Zero Coupon, 8/15/2030	EUR	200,000	243,721

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Zero Coupon, 2/15/2031	EUR	400,000	$484,139
Bundesschatzanweisungen Zero Coupon, 9/16/2022	EUR	496,000	588,666
Federal Republic of Germany:
Series 175, Zero Coupon, 4/8/2022	EUR	545,000	644,790
Series 176, Zero Coupon, 10/7/2022	EUR	510,000	605,629
Series 177, Zero Coupon, 4/14/2023	EUR	965,000	1,150,625
Series 178, Zero Coupon, 10/13/2023	EUR	605,000	724,266
Series 179, Zero Coupon, 4/5/2024	EUR	550,000	660,592
Series 180, Zero Coupon, 10/18/2024	EUR	800,000	963,983
Series 181, Zero Coupon, 4/11/2025	EUR	750,000	906,270
Series 182, Zero Coupon, 10/10/2025	EUR	920,000	1,114,317
Zero Coupon, 2/15/2030	EUR	831,000	1,010,084
Zero Coupon, 5/15/2035	EUR	700,000	829,283
0.25%, 2/15/2029	EUR	866,000	1,075,626
0.50%, 2/15/2025	EUR	798,000	982,294
0.50%, 2/15/2026	EUR	853,000	1,060,076
1.00%, 8/15/2024	EUR	765,000	951,926
1.00%, 8/15/2025	EUR	868,000	1,096,374
1.50%, 9/4/2022	EUR	520,000	630,230
1.50%, 2/15/2023	EUR	560,000	685,411
1.50%, 5/15/2023	EUR	695,000	855,260
1.50%, 5/15/2024	EUR	774,000	973,410
1.75%, 7/4/2022	EUR	650,000	787,146
1.75%, 2/15/2024	EUR	650,000	818,923
2.00%, 8/15/2023	EUR	550,000	688,408
2.50%, 7/4/2044	EUR	832,000	1,516,355
2.50%, 8/15/2046	EUR	929,000	1,728,716
3.25%, 7/4/2042	EUR	614,000	1,208,781
Series 05, 4.00%, 1/4/2037	EUR	742,000	1,435,382
Series 2007, 4.25%, 7/4/2039	EUR	450,000	941,818
Series 03, 4.75%, 7/4/2034	EUR	655,000	1,280,638
Series 08, 4.75%, 7/4/2040	EUR	493,000	1,109,797
Series 00, 5.50%, 1/4/2031	EUR	690,000	1,283,858
Series 98, 5.63%, 1/4/2028	EUR	425,000	712,552
Series 00, 6.25%, 1/4/2030	EUR	183,000	343,676
Security Description		Principal Amount	Value
Series 97, 6.50%, 7/4/2027	EUR	700,000	$1,195,558
			44,773,775
HONG KONG — 0.1%
Hong Kong Government Bond Programme:
1.10%, 1/17/2023	HKD	1,700,000	222,269
1.16%, 5/18/2022	HKD	900,000	117,184
1.25%, 6/29/2027	HKD	450,000	58,473
1.68%, 1/21/2026	HKD	450,000	60,241
1.89%, 3/2/2032	HKD	300,000	39,786
1.97%, 1/17/2029	HKD	600,000	81,065
2.02%, 3/7/2034	HKD	300,000	40,044
2.13%, 7/16/2030	HKD	450,000	61,268
2.22%, 8/7/2024	HKD	1,000,000	136,055
			816,385
HUNGARY — 0.5%
Hungary Government Bond:
Series 25/C, 1.00%, 11/26/2025	HUF	32,000,000	100,657
Series 22/C, 1.50%, 8/24/2022	HUF	42,500,000	139,021
Series 23/C, 1.50%, 8/23/2023	HUF	46,000,000	150,783
Series 26/E, 1.50%, 4/22/2026	HUF	22,000,000	69,983
Series 22/B, 1.75%, 10/26/2022	HUF	89,020,000	292,506
Series 29/A, 2.00%, 5/23/2029	HUF	17,000,000	53,683
Series 33/A, 2.25%, 4/20/2033	HUF	40,000,000	123,008
Series 21/B, 2.50%, 10/27/2021	HUF	48,950,000	160,469
Series 24/C, 2.50%, 10/24/2024	HUF	105,000,000	352,629
Series 26/D, 2.75%, 12/22/2026	HUF	84,930,000	286,494
Series 24/B, 3.00%, 6/26/2024	HUF	118,130,000	402,167
Series 27/A, 3.00%, 10/27/2027	HUF	110,260,000	376,968
Series 30/A, 3.00%, 8/21/2030	HUF	141,000,000	478,425
Series 38/A, 3.00%, 10/27/2038	HUF	41,500,000	131,899
Series 31/A, 3.25%, 10/22/2031	HUF	85,000,000	291,860
Series 25/B, 5.50%, 6/24/2025	HUF	113,650,000	425,999
Series 23/A, 6.00%, 11/24/2023	HUF	137,460,000	501,290
Series 28/A, 6.75%, 10/22/2028	HUF	92,270,000	392,443

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 22/A, 7.00%, 6/24/2022	HUF	54,000,000	$188,027
			4,918,311
INDONESIA — 2.1%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	23,021,000,000	1,605,289
Series FR64, 6.13%, 5/15/2028	IDR	64,860,000,000	4,324,789
Series FR65, 6.63%, 5/15/2033	IDR	60,700,000,000	4,058,061
Series FR59, 7.00%, 5/15/2027	IDR	36,050,000,000	2,577,879
Series FR75, 7.50%, 5/15/2038	IDR	70,200,000,000	4,853,297
Series FR70, 8.38%, 3/15/2024	IDR	42,770,000,000	3,168,631
			20,587,946
IRELAND — 1.6%
Ireland Government Bond:
Zero Coupon, 10/18/2022	EUR	425,000	504,105
0.20%, 5/15/2027	EUR	650,000	790,901
0.20%, 10/18/2030	EUR	950,000	1,140,875
0.40%, 5/15/2035	EUR	500,000	599,053
0.80%, 3/15/2022	EUR	595,000	708,205
0.90%, 5/15/2028	EUR	768,000	979,267
1.00%, 5/15/2026	EUR	1,100,000	1,390,260
1.10%, 5/15/2029	EUR	900,000	1,167,536
1.30%, 5/15/2033	EUR	357,000	477,915
1.35%, 3/18/2031	EUR	507,000	677,430
1.50%, 5/15/2050	EUR	650,000	911,913
1.70%, 5/15/2037	EUR	555,000	790,081
2.00%, 2/18/2045	EUR	765,000	1,180,671
2.40%, 5/15/2030	EUR	750,000	1,083,692
3.40%, 3/18/2024	EUR	764,000	1,003,903
3.90%, 3/20/2023	EUR	915,000	1,170,798
5.40%, 3/13/2025	EUR	969,000	1,407,881
			15,984,486
ISRAEL — 0.8%
Israel Government Bond:
Series 0723, 0.15%, 7/31/2023	ILS	1,050,000	314,395
Series 0425, 0.50%, 4/30/2025	ILS	1,800,000	542,152
Series 0722, 0.75%, 7/31/2022	ILS	1,795,000	542,637
Series 0330, 1.00%, 3/31/2030	ILS	1,575,000	468,208
Series 1122, 1.25%, 11/30/2022	ILS	930,000	284,051
Series 1123, 1.50%, 11/30/2023	ILS	1,690,000	524,016
Security Description		Principal Amount	Value
Series 0537, 1.50%, 5/31/2037	ILS	1,500,000	$431,245
Series 0825, 1.75%, 8/31/2025	ILS	1,904,000	603,590
Series 0327, 2.00%, 3/31/2027	ILS	1,840,000	595,058
Series 0928, 2.25%, 9/28/2028	ILS	1,700,000	560,143
Series 0324, 3.75%, 3/31/2024	ILS	1,517,000	502,223
Series 0347, 3.75%, 3/31/2047	ILS	2,265,000	888,182
Series 0323, 4.25%, 3/31/2023	ILS	1,469,000	476,238
Series 0142, 5.50%, 1/31/2042	ILS	1,955,000	946,697
Series 1026, 6.25%, 10/30/2026	ILS	1,490,000	585,309
			8,264,144
ITALY — 4.6%
Italy Buoni Poliennali Del Tesoro:
0.35%, 2/1/2025	EUR	475,000	568,662
0.50%, 2/1/2026	EUR	550,000	661,864
0.65%, 10/15/2023	EUR	370,000	445,515
0.90%, 8/1/2022	EUR	370,000	442,331
0.90%, 4/1/2031	EUR	700,000	841,632
0.95%, 3/1/2023	EUR	435,000	524,074
0.95%, 3/15/2023	EUR	365,000	439,965
1.00%, 7/15/2022	EUR	400,000	478,593
1.20%, 4/1/2022	EUR	285,000	340,384
1.25%, 12/1/2026	EUR	688,000	860,302
1.35%, 4/1/2030	EUR	500,000	629,054
1.45%, 11/15/2024	EUR	334,000	415,632
1.45%, 5/15/2025	EUR	350,000	437,466
1.45%, 3/1/2036 (a)	EUR	251,000	310,877
1.60%, 6/1/2026	EUR	500,000	634,587
1.65%, 12/1/2030 (a)	EUR	600,000	772,736
1.75%, 7/1/2024	EUR	400,000	500,076
1.85%, 5/15/2024	EUR	355,000	444,268
2.00%, 2/1/2028	EUR	570,000	747,503
2.05%, 8/1/2027	EUR	290,000	380,102
2.20%, 6/1/2027	EUR	610,000	805,330
2.25%, 9/1/2036 (a)	EUR	295,000	404,115
Series 5Y, 2.45%, 10/1/2023	EUR	385,000	483,757
2.45%, 9/1/2033 (a)	EUR	470,000	653,171
2.50%, 11/15/2025	EUR	478,000	627,635
2.80%, 12/1/2028	EUR	558,000	775,241
2.80%, 3/1/2067 (a)	EUR	245,000	359,690
2.95%, 9/1/2038 (a)	EUR	327,000	488,667
3.00%, 8/1/2029	EUR	602,000	853,621
3.10%, 3/1/2040 (a)	EUR	300,000	458,200
3.45%, 3/1/2048 (a)	EUR	441,000	730,910
3.85%, 9/1/2049 (a)	EUR	280,000	496,693

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
7.25%, 11/1/2026	EUR	316,000	$518,936
9.00%, 11/1/2023	EUR	250,000	364,336
Republic of Italy:
0.05%, 1/15/2023 (a)	EUR	300,000	355,328
0.30%, 8/15/2023 (a)	EUR	650,000	775,289
0.60%, 6/15/2023	EUR	350,000	420,055
1.35%, 4/15/2022	EUR	550,000	658,244
1.45%, 9/15/2022	EUR	360,000	434,389
1.50%, 6/1/2025	EUR	354,000	443,700
1.65%, 3/1/2032 (a)	EUR	627,000	806,256
1.85%, 7/1/2025 (a)	EUR	250,000	317,794
2.00%, 12/1/2025	EUR	407,000	523,641
2.10%, 7/15/2026	EUR	150,000	195,158
Series CAC, 2.45%, 9/1/2050 (a)	EUR	450,000	628,580
2.50%, 12/1/2024	EUR	542,000	698,930
2.70%, 3/1/2047 (a)	EUR	335,000	489,413
3.25%, 9/1/2046 (a)	EUR	481,000	767,669
3.35%, 3/1/2035 (a)	EUR	600,000	919,566
3.50%, 3/1/2030 (a)	EUR	770,000	1,138,301
3.75%, 9/1/2024	EUR	430,000	573,554
4.00%, 2/1/2037 (a)	EUR	762,000	1,265,989
4.50%, 5/1/2023	EUR	430,000	556,574
4.50%, 3/1/2024	EUR	665,000	889,838
4.50%, 3/1/2026 (a)	EUR	857,000	1,229,205
4.75%, 8/1/2023 (a)	EUR	530,000	697,284
4.75%, 9/1/2028 (a)	EUR	931,000	1,444,218
4.75%, 9/1/2044 (a)	EUR	407,000	787,826
5.00%, 3/1/2022	EUR	385,000	474,753
5.00%, 3/1/2025 (a)	EUR	550,000	776,215
5.00%, 8/1/2034 (a)	EUR	452,000	799,902
5.00%, 8/1/2039 (a)	EUR	579,000	1,098,433
5.00%, 9/1/2040 (a)	EUR	470,000	900,010
5.25%, 11/1/2029	EUR	757,000	1,246,497
5.50%, 9/1/2022	EUR	400,000	509,004
5.50%, 11/1/2022	EUR	650,000	834,521
5.75%, 2/1/2033	EUR	739,000	1,349,547
6.00%, 5/1/2031	EUR	550,000	982,932
6.50%, 11/1/2027	EUR	430,000	710,761
			45,595,301
JAPAN — 22.8%
Government of Japan 5 Year Bond:
Series 131, 0.10%, 3/20/2022	JPY	164,800,000	1,494,415
Series 132, 0.10%, 6/20/2022	JPY	187,000,000	1,696,792
Series 133, 0.10%, 9/20/2022	JPY	146,150,000	1,326,844
Series 134, 0.10%, 12/20/2022	JPY	285,150,000	2,590,349
Series 135, 0.10%, 3/20/2023	JPY	187,300,000	1,702,565
Series 136, 0.10%, 6/20/2023	JPY	115,000,000	1,046,042
Security Description		Principal Amount	Value
Series 137, 0.10%, 9/20/2023	JPY	188,200,000	$1,712,961
Series 138, 0.10%, 12/20/2023	JPY	274,350,000	2,499,266
Series 139, 0.10%, 3/20/2024	JPY	275,000,000	2,505,959
Series 140, 0.10%, 6/20/2024	JPY	153,000,000	1,394,958
Series 141, 0.10%, 9/20/2024	JPY	171,550,000	1,564,567
Series 142, 0.10%, 12/20/2024	JPY	280,000,000	2,554,867
Series 143, 0.10%, 3/20/2025	JPY	563,000,000	5,137,923
Series 144, 0.10%, 6/20/2025	JPY	283,100,000	2,584,613
Government of Japan 10 Year Bond:
Series 342, 0.10%, 3/20/2026	JPY	180,500,000	1,648,512
Series 343, 0.10%, 6/20/2026	JPY	190,000,000	1,735,362
Series 344, 0.10%, 9/20/2026	JPY	205,550,000	1,877,406
Series 345, 0.10%, 12/20/2026	JPY	312,250,000	2,853,315
Series 346, 0.10%, 3/20/2027	JPY	297,250,000	2,715,681
Series 347, 0.10%, 6/20/2027	JPY	197,000,000	1,799,617
Series 348, 0.10%, 9/20/2027	JPY	189,000,000	1,726,194
Series 349, 0.10%, 12/20/2027	JPY	220,200,000	2,011,054
Series 350, 0.10%, 3/20/2028	JPY	277,550,000	2,534,772
Series 351, 0.10%, 6/20/2028	JPY	197,500,000	1,802,165
Series 352, 0.10%, 9/20/2028	JPY	196,150,000	1,788,622
Series 353, 0.10%, 12/20/2028	JPY	165,000,000	1,504,143
Series 354, 0.10%, 3/20/2029	JPY	160,000,000	1,458,201
Series 355, 0.10%, 6/20/2029	JPY	210,000,000	1,912,748
Series 356, 0.10%, 9/20/2029	JPY	325,000,000	2,958,559
Series 357, 0.10%, 12/20/2029	JPY	265,000,000	2,410,253
Series 358, 0.10%, 3/20/2030	JPY	252,500,000	2,294,848
Series 359, 0.10%, 6/20/2030	JPY	565,000,000	5,131,836
Series 337, 0.30%, 12/20/2024	JPY	116,750,000	1,073,012

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 341, 0.30%, 12/20/2025	JPY	204,150,000	$1,882,208
Series 338, 0.40%, 3/20/2025	JPY	364,450,000	3,365,539
Series 339, 0.40%, 6/20/2025	JPY	341,500,000	3,157,129
Series 340, 0.40%, 9/20/2025	JPY	297,150,000	2,749,861
Series 335, 0.50%, 9/20/2024	JPY	219,250,000	2,027,259
Series 336, 0.50%, 12/20/2024	JPY	98,700,000	913,739
Series 328, 0.60%, 3/20/2023	JPY	226,550,000	2,079,216
Series 331, 0.60%, 9/20/2023	JPY	77,000,000	709,299
Series 332, 0.60%, 12/20/2023	JPY	245,000,000	2,261,561
Series 333, 0.60%, 3/20/2024	JPY	238,250,000	2,203,133
Series 334, 0.60%, 6/20/2024	JPY	252,950,000	2,342,981
Series 326, 0.70%, 12/20/2022	JPY	85,000,000	779,954
Series 324, 0.80%, 6/20/2022	JPY	89,950,000	823,063
Series 325, 0.80%, 9/20/2022	JPY	226,500,000	2,077,323
Series 327, 0.80%, 12/20/2022	JPY	120,600,000	1,108,505
Series 329, 0.80%, 6/20/2023	JPY	254,400,000	2,349,367
Series 330, 0.80%, 9/20/2023	JPY	195,750,000	1,811,883
Series 322, 0.90%, 3/20/2022	JPY	137,550,000	1,256,846
Series 323, 0.90%, 6/20/2022	JPY	95,500,000	874,892
Series 321, 1.00%, 3/20/2022	JPY	248,950,000	2,276,890
Government of Japan 2 Year Bond:
Series 410, 0.10%, 3/1/2022	JPY	35,000,000	317,369
Series 411, 0.10%, 4/1/2022	JPY	47,000,000	426,271
Series 412, 0.10%, 5/1/2022	JPY	50,000,000	453,561
Series 413, 0.10%, 6/1/2022	JPY	213,000,000	1,932,536
Series 416, 0.10%, 9/1/2022	JPY	403,500,000	3,663,050
Government of Japan 20 Year Bond:
Series 157, 0.20%, 6/20/2036	JPY	124,650,000	1,107,366
Security Description		Principal Amount	Value
Series 169, 0.30%, 6/20/2039	JPY	205,000,000	$1,810,809
Series 170, 0.30%, 9/20/2039	JPY	145,600,000	1,283,520
Series 171, 0.30%, 12/20/2039	JPY	110,400,000	971,460
Series 156, 0.40%, 3/20/2036	JPY	93,900,000	861,127
Series 168, 0.40%, 3/20/2039	JPY	100,000,000	900,217
Series 172, 0.40%, 3/20/2040	JPY	95,000,000	850,211
Series 173, 0.40%, 6/20/2040	JPY	68,850,000	615,332
Series 158, 0.50%, 9/20/2036	JPY	90,300,000	838,180
Series 164, 0.50%, 3/20/2038	JPY	139,800,000	1,289,019
Series 165, 0.50%, 6/20/2038	JPY	360,000,000	3,312,195
Series 167, 0.50%, 12/20/2038	JPY	85,000,000	780,331
Series 159, 0.60%, 12/20/2036	JPY	90,050,000	847,595
Series 161, 0.60%, 6/20/2037	JPY	97,150,000	912,401
Series 162, 0.60%, 9/20/2037	JPY	80,000,000	750,567
Series 163, 0.60%, 12/20/2037	JPY	96,000,000	899,715
Series 160, 0.70%, 3/20/2037	JPY	101,450,000	968,044
Series 166, 0.70%, 9/20/2038	JPY	95,000,000	902,328
Series 62, 0.80%, 6/20/2023	JPY	60,000,000	554,085
Series 61, 1.00%, 3/20/2023	JPY	47,500,000	439,330
Series 155, 1.00%, 12/20/2035	JPY	117,500,000	1,170,598
Series 151, 1.20%, 12/20/2034	JPY	130,000,000	1,325,047
Series 152, 1.20%, 3/20/2035	JPY	95,000,000	969,404
Series 154, 1.20%, 9/20/2035	JPY	104,950,000	1,072,323
Series 153, 1.30%, 6/20/2035	JPY	110,000,000	1,136,932
Series 60, 1.40%, 12/20/2022	JPY	50,000,000	464,231
Series 150, 1.40%, 9/20/2034	JPY	292,350,000	3,047,636
Series 144, 1.50%, 3/20/2033	JPY	66,200,000	692,416
Series 148, 1.50%, 3/20/2034	JPY	110,000,000	1,157,071

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 149, 1.50%, 6/20/2034	JPY	100,000,000	$1,053,176
Series 136, 1.60%, 3/20/2032	JPY	100,600,000	1,054,907
Series 143, 1.60%, 3/20/2033	JPY	60,000,000	634,007
Series 147, 1.60%, 12/20/2033	JPY	150,000,000	1,592,905
Series 140, 1.70%, 9/20/2032	JPY	100,000,000	1,062,235
Series 141, 1.70%, 12/20/2032	JPY	130,000,000	1,384,953
Series 145, 1.70%, 6/20/2033	JPY	156,150,000	1,670,000
Series 146, 1.70%, 9/20/2033	JPY	175,000,000	1,874,891
Series 122, 1.80%, 9/20/2030	JPY	95,050,000	999,702
Series 130, 1.80%, 9/20/2031	JPY	134,100,000	1,425,441
Series 133, 1.80%, 12/20/2031	JPY	150,000,000	1,598,009
Series 142, 1.80%, 12/20/2032	JPY	166,650,000	1,792,732
Series 58, 1.90%, 9/20/2022	JPY	46,500,000	433,237
Series 65, 1.90%, 12/20/2023	JPY	55,000,000	525,267
Series 108, 1.90%, 12/20/2028	JPY	51,350,000	532,506
Series 109, 1.90%, 3/20/2029	JPY	54,300,000	565,167
Series 121, 1.90%, 9/20/2030	JPY	48,600,000	515,288
Series 73, 2.00%, 12/20/2024	JPY	35,000,000	341,736
Series 77, 2.00%, 3/20/2025	JPY	30,000,000	294,288
Series 93, 2.00%, 3/20/2027	JPY	30,000,000	304,933
Series 72, 2.10%, 9/20/2024	JPY	70,000,000	682,465
Series 82, 2.10%, 9/20/2025	JPY	45,000,000	447,438
Series 92, 2.10%, 12/20/2026	JPY	63,800,000	649,120
Series 94, 2.10%, 3/20/2027	JPY	81,000,000	827,695
Series 96, 2.10%, 6/20/2027	JPY	43,000,000	441,281
Series 99, 2.10%, 12/20/2027	JPY	90,000,000	931,390
Series 105, 2.10%, 9/20/2028	JPY	54,000,000	565,480
Series 107, 2.10%, 12/20/2028	JPY	50,000,000	525,480
Security Description		Principal Amount	Value
Series 113, 2.10%, 9/20/2029	JPY	96,250,000	$1,023,063
Series 117, 2.10%, 3/20/2030	JPY	99,600,000	1,066,153
Series 90, 2.20%, 9/20/2026	JPY	45,300,000	460,912
Series 97, 2.20%, 9/20/2027	JPY	84,700,000	877,868
Series 100, 2.20%, 3/20/2028	JPY	83,000,000	868,037
Series 106, 2.20%, 9/20/2028	JPY	50,000,000	526,891
Series 115, 2.20%, 12/20/2029	JPY	75,000,000	806,077
Series 125, 2.20%, 3/20/2031	JPY	48,650,000	531,597
Series 95, 2.30%, 6/20/2027	JPY	50,000,000	518,756
Series 102, 2.40%, 6/20/2028	JPY	58,600,000	622,666
Government of Japan 30 Year Bond:
Series 51, 0.30%, 6/20/2046	JPY	60,000,000	505,928
Series 63, 0.40%, 6/20/2049	JPY	80,000,000	677,676
Series 64, 0.40%, 9/20/2049	JPY	60,000,000	507,394
Series 65, 0.40%, 12/20/2049	JPY	52,350,000	442,151
Series 66, 0.40%, 3/20/2050	JPY	60,000,000	506,628
Series 52, 0.50%, 9/20/2046	JPY	62,500,000	552,930
Series 62, 0.50%, 3/20/2049	JPY	100,000,000	871,928
Series 53, 0.60%, 12/20/2046	JPY	59,650,000	539,630
Series 59, 0.70%, 6/20/2048	JPY	57,000,000	525,499
Series 61, 0.70%, 12/20/2048	JPY	75,000,000	689,851
Series 50, 0.80%, 3/20/2046	JPY	59,650,000	566,384
Series 54, 0.80%, 3/20/2047	JPY	80,750,000	765,042
Series 55, 0.80%, 6/20/2047	JPY	44,650,000	422,704
Series 56, 0.80%, 9/20/2047	JPY	48,750,000	461,056
Series 57, 0.80%, 12/20/2047	JPY	68,250,000	644,811
Series 58, 0.80%, 3/20/2048	JPY	77,150,000	728,471
Series 60, 0.90%, 9/20/2048	JPY	51,650,000	498,771

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 48, 1.40%, 9/20/2045	JPY	84,350,000	$906,255
Series 49, 1.40%, 12/20/2045	JPY	59,650,000	640,949
Series 45, 1.50%, 12/20/2044	JPY	50,000,000	546,484
Series 46, 1.50%, 3/20/2045	JPY	69,650,000	761,007
Series 47, 1.60%, 6/20/2045	JPY	102,850,000	1,145,786
Series 11, 1.70%, 6/20/2033	JPY	42,150,000	450,681
Series 41, 1.70%, 12/20/2043	JPY	63,000,000	710,600
Series 42, 1.70%, 3/20/2044	JPY	49,650,000	560,290
Series 43, 1.70%, 6/20/2044	JPY	100,550,000	1,136,661
Series 44, 1.70%, 9/20/2044	JPY	67,000,000	758,070
Series 38, 1.80%, 3/20/2043	JPY	50,000,000	571,860
Series 40, 1.80%, 9/20/2043	JPY	70,000,000	801,395
Series 37, 1.90%, 9/20/2042	JPY	85,000,000	984,708
Series 39, 1.90%, 6/20/2043	JPY	53,500,000	622,387
Series 13, 2.00%, 12/20/2033	JPY	50,000,000	553,403
Series 33, 2.00%, 9/20/2040	JPY	91,200,000	1,059,067
Series 35, 2.00%, 9/20/2041	JPY	82,500,000	964,586
Series 36, 2.00%, 3/20/2042	JPY	121,750,000	1,427,891
Series 34, 2.20%, 3/20/2041	JPY	65,550,000	785,965
Series 21, 2.30%, 12/20/2035	JPY	30,000,000	349,338
Series 25, 2.30%, 12/20/2036	JPY	18,400,000	216,396
Series 30, 2.30%, 3/20/2039	JPY	97,950,000	1,170,037
Series 32, 2.30%, 3/20/2040	JPY	63,650,000	767,429
Series 26, 2.40%, 3/20/2037	JPY	40,000,000	476,905
Series 29, 2.40%, 9/20/2038	JPY	50,000,000	604,371
Series 16, 2.50%, 9/20/2034	JPY	20,000,000	234,744
Series 20, 2.50%, 9/20/2035	JPY	30,000,000	356,517
Series 22, 2.50%, 3/20/2036	JPY	40,000,000	477,586
Security Description		Principal Amount	Value
Series 24, 2.50%, 9/20/2036	JPY	30,000,000	$360,193
Series 27, 2.50%, 9/20/2037	JPY	47,950,000	581,532
Government of Japan 40 Year Bond:
Series 9, 0.40%, 3/20/2056	JPY	118,600,000	978,874
Series 12, 0.50%, 3/20/2059	JPY	75,000,000	635,443
Series 13, 0.50%, 3/20/2060	JPY	102,000,000	861,415
Series 11, 0.80%, 3/20/2058	JPY	73,000,000	683,934
Series 10, 0.90%, 3/20/2057	JPY	91,750,000	885,508
Series 8, 1.40%, 3/20/2055	JPY	58,750,000	646,271
Series 7, 1.70%, 3/20/2054	JPY	75,000,000	881,118
Series 6, 1.90%, 3/20/2053	JPY	44,000,000	537,059
Series 5, 2.00%, 3/20/2052	JPY	40,000,000	494,744
Series 2, 2.20%, 3/20/2049	JPY	41,650,000	527,293
Series 3, 2.20%, 3/20/2050	JPY	29,650,000	376,885
Series 4, 2.20%, 3/20/2051	JPY	38,050,000	485,532
Series 1, 2.40%, 3/20/2048	JPY	42,000,000	547,277
Japan Government Five Year Bond:
Series 145, 0.10%, 9/20/2025	JPY	150,000,000	1,369,873
Series 146, 0.10%, 12/20/2025	JPY	139,000,000	1,269,227
Japan Government Ten Year Bond:
Series 360, 0.10%, 9/20/2030	JPY	220,000,000	1,995,629
Series 361, 0.10%, 12/20/2030	JPY	100,000,000	905,855
Japan Government Thirty Year Bond:
Series 67, 0.60%, 6/20/2050	JPY	35,000,000	311,285
Series 68, 0.60%, 9/20/2050	JPY	100,000,000	888,833
Series 69, 0.70%, 12/20/2050	JPY	80,000,000	729,803
Japan Government Twenty Year Bond Series 174, 0.40%, 9/20/2040	JPY	30,000,000	267,793

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Japan Government Two Year Bond:
Series 417, 0.10%, 10/1/2022	JPY	95,000,000	$862,669
Series 418, 0.10%, 11/1/2022	JPY	95,000,000	862,763
			227,744,125
LATVIA — 0.1%
Republic of Latvia:
0.38%, 10/7/2026	EUR	300,000	365,213
Series GMTN, 1.38%, 9/23/2025	EUR	100,000	126,509
1.38%, 5/16/2036	EUR	150,000	205,475
Series 7, 2.25%, 2/15/2047	EUR	100,000	167,882
Series EMTN, 2.88%, 4/30/2024	EUR	100,000	129,606
			994,685
LITHUANIA — 0.1%
Lithuania Government International Bond:
Series EMTN, 0.75%, 5/6/2030	EUR	150,000	187,705
Series EMTN, 0.95%, 5/26/2027	EUR	170,000	213,351
Series EMTN, 1.25%, 10/22/2025	EUR	150,000	189,665
Series EMTN, 2.10%, 5/26/2047	EUR	55,000	90,210
Series EMTN, 2.13%, 10/29/2026	EUR	100,000	134,231
Series EMTN, 2.13%, 10/22/2035	EUR	190,000	282,715
Series EMTN, 3.38%, 1/22/2024	EUR	100,000	130,335
			1,228,212
LUXEMBOURG — 0.1%
Luxembourg Government Bond:
Zero Coupon, 11/13/2026	EUR	150,000	180,367
0.63%, 2/1/2027	EUR	450,000	559,855
2.13%, 7/10/2023	EUR	290,000	362,356
2.25%, 3/21/2022	EUR	100,000	120,740
2.25%, 3/19/2028	EUR	80,000	110,826
			1,334,144
MALAYSIA — 1.7%
Malaysia Government Bond:
Series 0313, 3.48%, 3/15/2023	MYR	3,200,000	791,492
Series 0513, 3.73%, 6/15/2028	MYR	3,300,000	827,614
Security Description		Principal Amount	Value
Series 0215, 3.80%, 9/30/2022	MYR	1,730,000	$428,130
Series 0116, 3.80%, 8/17/2023	MYR	1,500,000	374,915
Series 0413, 3.84%, 4/15/2033	MYR	1,000,000	239,877
Series 0117, 3.88%, 3/10/2022	MYR	800,000	196,533
Series 0219, 3.89%, 8/15/2029	MYR	7,450,000	1,871,653
Series 0316, 3.90%, 11/30/2026	MYR	1,000,000	254,086
Series 0417, 3.90%, 11/16/2027	MYR	2,820,000	716,544
Series 0115, 3.96%, 9/15/2025	MYR	3,650,000	927,266
Series 0217, 4.06%, 9/30/2024	MYR	2,500,000	634,987
Series 0114, 4.18%, 7/15/2024	MYR	1,295,000	329,581
Series 0411, 4.23%, 6/30/2031	MYR	1,720,000	434,988
Series 0415, 4.25%, 5/31/2035	MYR	1,350,000	329,723
Series 0311, 4.39%, 4/15/2026	MYR	2,300,000	597,508
Series 0216, 4.74%, 3/15/2046	MYR	1,970,000	493,249
Series 0317, 4.76%, 4/7/2037	MYR	2,870,000	733,727
Series 0713, 4.94%, 9/30/2043	MYR	1,610,000	413,727
Malaysia Government Investment Issue:
Series 0719, 3.15%, 5/15/2023	MYR	1,000,000	246,289
Series 0113, 3.87%, 8/8/2028	MYR	1,250,000	314,334
Series 0317, 3.95%, 4/14/2022	MYR	1,762,000	433,969
Series 0415, 3.99%, 10/15/2025	MYR	1,250,000	318,901
Series 0217, 4.05%, 8/15/2024	MYR	1,850,000	470,635
Series 0316, 4.07%, 9/30/2026	MYR	1,300,000	332,996
Series 0115, 4.19%, 7/15/2022	MYR	565,000	140,164
Series 0315, 4.25%, 9/30/2030	MYR	1,000,000	256,248
Series 0117, 4.26%, 7/26/2027	MYR	2,920,000	754,603
Series 0116, 4.39%, 7/7/2023	MYR	125,000	31,616
Series 0813, 4.44%, 5/22/2024	MYR	1,830,000	470,002

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 0219, 4.47%, 9/15/2039	MYR	1,600,000	$386,679
Series 0513, 4.58%, 8/30/2033	MYR	1,385,000	352,211
Series 0617, 4.72%, 6/15/2033	MYR	1,600,000	413,378
Series 0517, 4.76%, 8/4/2037	MYR	2,100,000	532,737
Series 0615, 4.79%, 10/31/2035	MYR	920,000	236,154
Series 0417, 4.90%, 5/8/2047	MYR	3,080,000	777,900
Series 0913, 4.94%, 12/6/2028	MYR	725,000	194,195
			17,258,611
MEXICO — 1.5%
Mexican Bonos:
Series M, 5.75%, 3/5/2026	MXN	28,795,000	1,395,398
Series M, 6.50%, 6/9/2022	MXN	26,950,000	1,343,173
Series M, 6.75%, 3/9/2023	MXN	22,650,000	1,143,819
Series M 20, 7.50%, 6/3/2027	MXN	28,185,000	1,467,127
Series M, 7.75%, 5/29/2031	MXN	17,230,000	897,243
Series M, 7.75%, 11/23/2034	MXN	9,290,000	477,020
Series M, 7.75%, 11/13/2042	MXN	19,010,000	937,813
Series M, 8.00%, 12/7/2023	MXN	20,940,000	1,090,900
Series M, 8.00%, 9/5/2024	MXN	24,400,000	1,280,468
Series M, 8.00%, 11/7/2047	MXN	14,540,000	728,979
Series M 20, 8.50%, 5/31/2029	MXN	25,560,000	1,401,831
Series M 30, 8.50%, 11/18/2038	MXN	18,105,000	972,178
Series M 20, 10.00%, 12/5/2024	MXN	23,860,000	1,332,268
Series M 30, 10.00%, 11/20/2036	MXN	9,600,000	586,064
			15,054,281
NETHERLANDS — 3.5%
Kingdom of Netherlands:
Zero Coupon, 1/15/2024 (a)	EUR	1,619,000	1,939,370
Zero Coupon, 1/15/2027 (a)	EUR	1,200,000	1,451,627
Zero Coupon, 7/15/2030 (a)	EUR	1,399,000	1,681,503
Zero Coupon, 1/15/2052 (a)	EUR	750,000	796,174
Security Description		Principal Amount	Value
0.25%, 7/15/2025 (a)	EUR	1,955,000	$2,385,368
0.25%, 7/15/2029 (a)	EUR	1,088,000	1,339,798
0.50%, 7/15/2026 (a)	EUR	1,402,000	1,741,759
0.50%, 1/15/2040 (a)	EUR	961,000	1,199,252
0.75%, 7/15/2027 (a)	EUR	1,380,000	1,749,068
0.75%, 7/15/2028 (a)	EUR	1,598,000	2,037,582
1.75%, 7/15/2023 (a)	EUR	1,659,000	2,059,408
2.00%, 7/15/2024 (a)	EUR	1,245,000	1,592,868
2.25%, 7/15/2022 (a)	EUR	1,335,000	1,627,427
2.50%, 1/15/2033 (a)	EUR	1,170,000	1,799,126
2.75%, 1/15/2047 (a)	EUR	1,450,000	2,777,571
3.75%, 1/15/2023 (a)	EUR	1,006,000	1,276,545
3.75%, 1/15/2042 (a)	EUR	1,569,000	3,194,586
4.00%, 1/15/2037 (a)	EUR	1,374,000	2,618,821
5.50%, 1/15/2028 (a)	EUR	1,112,000	1,841,578
			35,109,431
NEW ZEALAND — 0.7%
New Zealand Government Bond:
0.25%, 5/15/2028	NZD	350,000	226,356
0.50%, 5/15/2024	NZD	980,000	686,357
0.50%, 5/15/2026	NZD	100,000	68,362
1.50%, 5/15/2031	NZD	890,000	604,830
1.75%, 5/15/2041	NZD	600,000	360,805
Series 0425, 2.75%, 4/15/2025	NZD	1,075,000	813,363
Series 0437, 2.75%, 4/15/2037	NZD	780,000	574,242
Series 0429, 3.00%, 4/20/2029	NZD	1,210,000	941,988
Series 0433, 3.50%, 4/14/2033	NZD	630,000	509,076
Series 0427, 4.50%, 4/15/2027	NZD	1,160,000	971,687
Series 0423, 5.50%, 4/15/2023	NZD	1,590,000	1,230,692
			6,987,758
NORWAY — 0.5%
Norway Government Bond:
Series 482, 1.38%, 8/19/2030 (a)	NOK	6,890,000	800,655
Series 478, 1.50%, 2/19/2026 (a)	NOK	3,312,000	395,887
Series 477, 1.75%, 3/13/2025 (a)	NOK	4,090,000	494,450
Series 479, 1.75%, 2/17/2027 (a)	NOK	3,605,000	435,783
Series 481, 1.75%, 9/6/2029 (a)	NOK	3,990,000	480,487
Series 475, 2.00%, 5/24/2023 (a)	NOK	8,310,000	1,003,462
Series 480, 2.00%, 4/26/2028 (a)	NOK	3,600,000	441,488

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 476, 3.00%, 3/14/2024 (a)	NOK	5,087,000	$634,979
			4,687,191
PERU — 0.3%
Peru Government Bond:
5.94%, 2/12/2029	PEN	2,200,000	663,903
6.15%, 8/12/2032	PEN	2,000,000	575,886
6.35%, 8/12/2028	PEN	2,000,000	620,407
6.90%, 8/12/2037	PEN	2,550,000	728,968
8.20%, 8/12/2026	PEN	2,000,000	694,888
			3,284,052
POLAND — 1.1%
Poland Government Bond:
Series 0722, Zero Coupon, 7/25/2022	PLN	2,800,000	708,860
Series 0425, 0.75%, 4/25/2025	PLN	2,200,000	560,819
Series 1030, 1.25%, 10/25/2030	PLN	600,000	147,783
Series 0422, 2.25%, 4/25/2022	PLN	3,955,000	1,025,886
Series 1024, 2.25%, 10/25/2024	PLN	3,650,000	982,285
Series 0123, 2.50%, 1/25/2023	PLN	3,170,000	838,826
Series 0424, 2.50%, 4/25/2024	PLN	2,950,000	796,578
Series 0726, 2.50%, 7/25/2026	PLN	4,105,000	1,126,575
Series 0727, 2.50%, 7/25/2027	PLN	3,225,000	886,713
Series 0428, 2.75%, 4/25/2028	PLN	3,020,000	843,166
Series 1029, 2.75%, 10/25/2029	PLN	2,950,000	827,361
Series 0725, 3.25%, 7/25/2025	PLN	2,840,000	797,933
Series 1023, 4.00%, 10/25/2023	PLN	2,430,000	675,436
Series 0447, 4.00%, 4/25/2047	PLN	615,000	213,863
Series 0922, 5.75%, 9/23/2022	PLN	1,984,000	544,620
Series 0429, 5.75%, 4/25/2029	PLN	885,000	299,545
			11,276,249
PORTUGAL — 1.9%
Portugal Obrigacoes do Tesouro OT:
0.48%, 10/18/2030 (a)	EUR	985,000	1,184,896
0.70%, 10/15/2027 (a)	EUR	500,000	619,329
0.90%, 10/12/2035 (a)	EUR	378,000	460,346
1.95%, 6/15/2029 (a)	EUR	1,079,000	1,463,349
2.13%, 10/17/2028 (a)	EUR	1,121,000	1,531,343
Security Description		Principal Amount	Value
2.20%, 10/17/2022 (a)	EUR	775,000	$950,434
Series 15Y, 2.25%, 4/18/2034 (a)	EUR	963,000	1,379,533
2.88%, 10/15/2025 (a)	EUR	1,185,000	1,599,104
2.88%, 7/21/2026 (a)	EUR	1,170,000	1,607,217
3.88%, 2/15/2030 (a)	EUR	779,000	1,216,216
4.10%, 4/15/2037 (a)	EUR	905,000	1,615,881
4.10%, 2/15/2045 (a)	EUR	380,000	734,983
4.13%, 4/14/2027 (a)	EUR	830,000	1,232,236
4.95%, 10/25/2023 (a)	EUR	1,074,000	1,441,647
5.65%, 2/15/2024 (a)	EUR	1,100,000	1,521,687
			18,558,201
ROMANIA — 0.4%
Romania Government Bond:
Series 7Y, 3.25%, 4/29/2024	RON	2,000,000	489,994
Series 3Y, 4.00%, 8/8/2022	RON	5,420,000	1,327,897
Series 8Y, 4.15%, 1/26/2028	RON	2,050,000	527,636
Series 4.3Y, 4.40%, 9/25/2023	RON	2,000,000	501,368
Series 7Y, 4.85%, 4/22/2026	RON	1,600,000	420,815
Series 10Y, 5.00%, 2/12/2029	RON	4,100,000	1,115,261
			4,382,971
RUSSIA — 0.9%
Russian Federal Bond - OFZ:
Series 5084, 5.30%, 10/4/2023	RUB	6,400,000	83,605
Series 6232, 6.00%, 10/6/2027	RUB	46,500,000	591,392
Series 6223, 6.50%, 2/28/2024	RUB	35,600,000	477,181
Series 6224, 6.90%, 5/23/2029	RUB	38,776,000	512,748
Series 6211, 7.00%, 1/25/2023	RUB	21,330,000	289,140
Series 6215, 7.00%, 8/16/2023	RUB	30,120,000	409,167
Series 6212, 7.05%, 1/19/2028	RUB	28,910,000	387,527
Series 6222, 7.10%, 10/16/2024	RUB	37,190,000	506,461
Series 6229, 7.15%, 11/12/2025	RUB	17,900,000	243,527
Series 6225, 7.25%, 5/10/2034	RUB	32,430,000	437,460
Series 6220, 7.40%, 12/7/2022	RUB	35,630,000	485,682
Series 6227, 7.40%, 7/17/2024	RUB	43,400,000	595,271

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 6209, 7.60%, 7/20/2022	RUB	29,160,000	$397,331
Series 6228, 7.65%, 4/10/2030	RUB	45,450,000	631,026
Series 6221, 7.70%, 3/23/2033	RUB	40,451,000	564,952
Series 6230, 7.70%, 3/16/2039	RUB	25,000,000	351,893
Series 6219, 7.75%, 9/16/2026	RUB	32,880,000	457,027
Series 6226, 7.95%, 10/7/2026	RUB	35,000,000	490,389
Series 6207, 8.15%, 2/3/2027	RUB	40,165,000	569,606
Series 6218, 8.50%, 9/17/2031	RUB	30,040,000	442,851
			8,924,236
SINGAPORE — 0.9%
Singapore Government Bond:
0.50%, 11/1/2025	SGD	350,000	255,365
1.75%, 4/1/2022	SGD	465,000	350,584
1.75%, 2/1/2023	SGD	610,000	464,156
1.88%, 3/1/2050	SGD	650,000	464,859
2.00%, 2/1/2024	SGD	130,000	100,364
2.13%, 6/1/2026	SGD	545,000	426,638
2.25%, 8/1/2036	SGD	715,000	545,382
2.38%, 6/1/2025	SGD	590,000	466,564
2.38%, 7/1/2039	SGD	250,000	194,077
2.63%, 5/1/2028	SGD	490,000	394,050
2.75%, 7/1/2023	SGD	1,015,000	791,316
2.75%, 4/1/2042	SGD	460,000	380,195
2.75%, 3/1/2046	SGD	660,000	549,427
2.88%, 7/1/2029	SGD	640,000	523,965
2.88%, 9/1/2030	SGD	670,000	547,614
3.00%, 9/1/2024	SGD	750,000	600,681
3.13%, 9/1/2022	SGD	1,090,000	841,513
3.38%, 9/1/2033	SGD	550,000	472,388
3.50%, 3/1/2027	SGD	730,000	612,589
			8,981,727
SLOVAKIA — 0.6%
Slovakia Government Bond:
Series 230, Zero Coupon, 11/13/2023	EUR	110,000	130,930
Series 231, 0.63%, 5/22/2026	EUR	436,000	540,204
Series 234, 1.00%, 6/12/2028	EUR	284,000	364,340
Series 228, 1.38%, 1/21/2027	EUR	450,000	582,048
Series 229, 1.63%, 1/21/2031	EUR	360,000	494,144
Series 232, 1.88%, 3/9/2037	EUR	265,000	380,597
Security Description		Principal Amount	Value
Series 233, 2.00%, 10/17/2047	EUR	290,000	$441,035
Series 235, 2.25%, 6/12/2068	EUR	70,000	122,031
Series 225, 3.00%, 2/28/2023	EUR	302,000	378,903
Series 223, 3.38%, 11/15/2024	EUR	345,000	463,548
Series 227, 3.63%, 1/16/2029	EUR	763,000	1,166,784
Series 216, 4.35%, 10/14/2025	EUR	282,000	404,874
			5,469,438
SLOVENIA — 0.4%
Slovenia Government Bond:
Series RS80, 1.00%, 3/6/2028	EUR	297,000	379,618
Series RS81, 1.19%, 3/14/2029	EUR	300,000	390,292
Series RS79, 1.25%, 3/22/2027	EUR	312,000	402,117
Series RS74, 1.50%, 3/25/2035	EUR	383,000	517,816
Series RS78, 1.75%, 11/3/2040	EUR	280,000	397,293
Series RS75, 2.13%, 7/28/2025	EUR	180,000	235,782
Series RS73, 2.25%, 3/25/2022	EUR	155,000	187,382
Series RS77, 2.25%, 3/3/2032	EUR	190,000	273,547
Series RS76, 3.13%, 8/7/2045	EUR	345,000	615,159
Series RS66, 4.63%, 9/9/2024	EUR	210,000	291,454
Series RS70, 5.13%, 3/30/2026	EUR	135,000	203,332
			3,893,792
SOUTH KOREA — 4.6%
Korea Treasury Bond:
Series 2612, 1.50%, 12/10/2026	KRW	1,139,150,000	994,055
Series 3609, 1.50%, 9/10/2036	KRW	685,690,000	552,633
Series 2606, 1.88%, 6/10/2026	KRW	866,000,000	771,170
Series 2209, 2.00%, 9/10/2022	KRW	2,558,690,000	2,297,824
Series 4603, 2.00%, 3/10/2046	KRW	1,625,000,000	1,389,785
Series 4903, 2.00%, 3/10/2049	KRW	6,984,000,000	5,971,299
Series 2706, 2.13%, 6/10/2027	KRW	3,649,870,000	3,297,117

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 4703, 2.13%, 3/10/2047	KRW	3,020,330,000	$2,648,668
Series 2506, 2.25%, 6/10/2025	KRW	1,049,940,000	956,359
Series 2506, 2.25%, 6/10/2025	KRW	1,250,000,000	1,138,588
Series 2512, 2.25%, 12/10/2025	KRW	921,000,000	836,940
Series 3709, 2.25%, 9/10/2037	KRW	500,000,000	446,248
Series 3509, 2.63%, 9/10/2035	KRW	939,210,000	876,547
Series 4412, 2.75%, 12/10/2044	KRW	1,248,000,000	1,220,345
Series 2409, 3.00%, 9/10/2024	KRW	1,644,000,000	1,532,995
Series 4212, 3.00%, 12/10/2042	KRW	1,421,780,000	1,433,596
Series 2309, 3.38%, 9/10/2023	KRW	3,009,090,000	2,803,747
Series 2403, 3.50%, 3/10/2024	KRW	1,340,830,000	1,262,812
Series 2206, 3.75%, 6/10/2022	KRW	3,833,000,000	3,505,713
Series 3312, 3.75%, 12/10/2033	KRW	2,286,250,000	2,374,599
Series 3112, 4.00%, 12/10/2031	KRW	1,622,640,000	1,698,984
Series 3012, 4.75%, 12/10/2030	KRW	3,095,050,000	3,390,371
Series 2803, 5.50%, 3/10/2028	KRW	4,337,000,000	4,749,229
			46,149,624
SPAIN — 4.5%
Kingdom of Spain:
Zero Coupon, 4/30/2023	EUR	975,000	1,157,491
Zero Coupon, 1/31/2025	EUR	850,000	1,013,351
Series 5YR, 0.25%, 7/30/2024 (a)	EUR	868,000	1,043,118
0.35%, 7/30/2023	EUR	772,000	925,080
0.40%, 4/30/2022	EUR	650,000	771,511
0.45%, 10/31/2022	EUR	705,000	841,595
0.60%, 10/31/2029 (a)	EUR	1,850,000	2,256,750
0.80%, 7/30/2027 (a)	EUR	550,000	683,340
1.00%, 10/31/2050 (a)	EUR	550,000	605,148
1.20%, 10/31/2040 (a)	EUR	750,000	917,035
1.25%, 10/31/2030 (a)	EUR	900,000	1,155,370
1.30%, 10/31/2026 (a)	EUR	1,201,000	1,532,487
1.40%, 4/30/2028 (a)	EUR	520,000	672,562
1.40%, 7/30/2028 (a)	EUR	997,000	1,291,182
1.45%, 10/31/2027 (a)	EUR	812,000	1,050,402
1.45%, 4/30/2029 (a)	EUR	710,000	925,000
1.50%, 4/30/2027 (a)	EUR	763,000	987,684
1.60%, 4/30/2025 (a)	EUR	642,000	815,477
Security Description		Principal Amount	Value
1.85%, 7/30/2035 (a)	EUR	648,000	$883,495
1.95%, 4/30/2026 (a)	EUR	750,000	981,374
1.95%, 7/30/2030 (a)	EUR	965,000	1,314,027
2.15%, 10/31/2025 (a)	EUR	1,001,000	1,310,908
2.35%, 7/30/2033 (a)	EUR	893,000	1,278,909
Series 30Y, 2.70%, 10/31/2048 (a)	EUR	488,000	775,611
2.75%, 10/31/2024 (a)	EUR	735,000	962,161
2.90%, 10/31/2046 (a)	EUR	700,000	1,142,975
3.45%, 7/30/2066 (a)	EUR	638,000	1,198,696
3.80%, 4/30/2024 (a)	EUR	835,000	1,110,394
4.20%, 1/31/2037 (a)	EUR	615,000	1,098,447
4.40%, 10/31/2023 (a)	EUR	898,000	1,189,330
4.65%, 7/30/2025 (a)	EUR	825,000	1,180,726
4.70%, 7/30/2041 (a)	EUR	890,000	1,768,232
4.80%, 1/31/2024 (a)	EUR	579,000	782,393
4.90%, 7/30/2040 (a)	EUR	585,000	1,176,074
5.15%, 10/31/2028 (a)	EUR	675,000	1,099,710
5.15%, 10/31/2044 (a)	EUR	578,000	1,256,274
5.40%, 1/31/2023 (a)	EUR	830,000	1,081,461
5.75%, 7/30/2032	EUR	925,000	1,731,920
5.90%, 7/30/2026 (a)	EUR	793,000	1,238,111
6.00%, 1/31/2029	EUR	942,000	1,619,878
Spain Government Bond 0.50%, 4/30/2030 (a)	EUR	400,000	482,246
			45,307,935
SWEDEN — 0.7%
Kingdom of Sweden:
Series 1062, 0.13%, 5/12/2031 (a)	SEK	4,620,000	514,834
Series 1060, 0.75%, 5/12/2028	SEK	4,435,000	530,085
Series 1061, 0.75%, 11/12/2029 (a)	SEK	6,365,000	758,903
Series 1059, 1.00%, 11/12/2026	SEK	7,120,000	862,645
Series 1057, 1.50%, 11/13/2023 (a)	SEK	8,355,000	1,003,270
Series 1056, 2.25%, 6/1/2032	SEK	1,950,000	266,715
Series 1058, 2.50%, 5/12/2025	SEK	6,255,000	796,400
Series 1054, 3.50%, 6/1/2022	SEK	10,415,000	1,247,702
Series 1053, 3.50%, 3/30/2039	SEK	4,255,000	714,724
Sweden Government Bond Series 1063, 0.50%, 11/24/2045	SEK	700,000	73,266
Sweden Government International Bond Series REGS, 0.13%, 9/9/2030	SEK	1,000,000	112,435
			6,880,979

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
SWITZERLAND — 0.8%
Switzerland Government Bond:
Zero Coupon, 6/22/2029	CHF	328,000	$360,223
Zero Coupon, 7/24/2039	CHF	170,000	181,497
0.50%, 5/27/2030	CHF	195,000	223,437
0.50%, 6/27/2032	CHF	130,000	149,364
0.50%, 6/28/2045	CHF	120,000	143,722
0.50%, 5/24/2055	CHF	130,000	163,423
0.50%, 5/30/2058	CHF	184,000	235,177
1.25%, 6/11/2024	CHF	285,000	322,302
1.25%, 5/28/2026	CHF	250,000	290,937
1.25%, 6/27/2037	CHF	340,000	437,284
1.50%, 7/24/2025	CHF	210,000	244,178
1.50%, 4/30/2042	CHF	385,000	540,478
2.00%, 5/25/2022	CHF	350,000	383,668
2.00%, 6/25/2064	CHF	198,000	393,747
2.25%, 6/22/2031	CHF	220,000	295,188
2.50%, 3/8/2036	CHF	245,000	360,192
3.25%, 6/27/2027	CHF	270,000	355,413
3.50%, 4/8/2033	CHF	300,000	460,724
4.00%, 2/11/2023	CHF	485,000	561,370
4.00%, 4/8/2028	CHF	576,000	808,292
4.00%, 1/6/2049	CHF	275,000	616,784
			7,527,400
THAILAND — 1.6%
Thailand Government Bond:
1.45%, 12/17/2024	THB	3,000,000	98,337
1.88%, 6/17/2022	THB	22,400,000	729,548
2.00%, 12/17/2022	THB	33,365,000	1,096,387
2.13%, 12/17/2026	THB	38,250,000	1,284,028
2.40%, 12/17/2023	THB	22,500,000	755,051
2.88%, 6/17/2046	THB	22,850,000	735,128
3.40%, 6/17/2036	THB	17,710,000	628,063
3.58%, 12/17/2027	THB	16,000,000	581,623
3.63%, 6/16/2023	THB	20,640,000	706,515
3.78%, 6/25/2032	THB	40,500,000	1,515,398
3.85%, 12/12/2025	THB	35,350,000	1,276,690
4.00%, 6/17/2066	THB	31,530,000	1,219,147
4.26%, 12/12/2037	THB	56,550,000	2,177,833
4.68%, 6/29/2044	THB	18,340,000	775,231
4.75%, 12/20/2024	THB	5,000,000	183,201
4.85%, 6/17/2061	THB	19,010,000	845,842
4.88%, 6/22/2029	THB	33,455,000	1,330,310
			15,938,332
UNITED KINGDOM — 5.3%
United Kingdom Gilt 0.63%, 7/31/2035	GBP	300,000	382,085
Security Description		Principal Amount	Value
United Kingdom Treasury Bond:
0.13%, 1/31/2023	GBP	770,000	$1,062,911
0.13%, 1/31/2024	GBP	400,000	550,767
0.13%, 1/30/2026	GBP	420,000	572,291
0.13%, 1/31/2028	GBP	150,000	200,146
0.38%, 10/22/2030	GBP	700,000	921,605
0.50%, 7/22/2022	GBP	555,000	770,634
0.50%, 10/22/2061	GBP	300,000	311,770
0.63%, 6/7/2025	GBP	911,000	1,275,038
0.63%, 10/22/2050	GBP	200,000	225,131
0.75%, 7/22/2023	GBP	760,000	1,064,214
0.88%, 10/22/2029	GBP	1,368,000	1,902,386
1.00%, 4/22/2024	GBP	775,000	1,096,605
1.25%, 7/22/2027	GBP	570,000	821,285
1.25%, 10/22/2041	GBP	250,000	338,651
1.50%, 7/22/2026	GBP	920,000	1,342,023
1.50%, 7/22/2047	GBP	475,000	671,622
1.63%, 10/22/2028	GBP	1,506,000	2,226,111
1.63%, 10/22/2054	GBP	620,000	915,942
1.63%, 10/22/2071	GBP	290,000	463,732
1.75%, 9/7/2022	GBP	658,000	930,119
1.75%, 9/7/2037	GBP	740,000	1,096,327
1.75%, 1/22/2049	GBP	748,000	1,120,127
1.75%, 7/22/2057	GBP	781,000	1,210,876
2.00%, 9/7/2025	GBP	775,000	1,150,184
2.25%, 9/7/2023	GBP	760,000	1,103,218
2.50%, 7/22/2065	GBP	445,000	868,549
2.75%, 9/7/2024	GBP	780,000	1,170,413
3.25%, 1/22/2044	GBP	740,000	1,396,484
3.50%, 1/22/2045	GBP	540,000	1,066,323
3.50%, 7/22/2068	GBP	460,000	1,142,597
3.75%, 7/22/2052	GBP	584,000	1,296,579
4.00%, 3/7/2022	GBP	805,000	1,151,726
4.00%, 1/22/2060	GBP	560,000	1,410,092
4.25%, 12/7/2027	GBP	720,000	1,234,838
4.25%, 6/7/2032	GBP	830,000	1,542,712
4.25%, 3/7/2036	GBP	615,000	1,206,551
4.25%, 9/7/2039	GBP	449,000	923,609
4.25%, 12/7/2040	GBP	997,000	2,080,137
4.25%, 12/7/2046	GBP	638,000	1,424,907
4.25%, 12/7/2049	GBP	556,000	1,291,358
4.25%, 12/7/2055	GBP	515,000	1,287,333
4.50%, 9/7/2034	GBP	760,000	1,493,907
4.50%, 12/7/2042	GBP	550,000	1,209,220
4.75%, 12/7/2030	GBP	920,000	1,730,753
4.75%, 12/7/2038	GBP	590,000	1,269,537
5.00%, 3/7/2025	GBP	978,000	1,600,347
6.00%, 12/7/2028	GBP	445,000	857,554
			52,381,326
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $989,008,005)			987,776,597

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (c) (d) (Cost $380,078)	380,078	$380,078
TOTAL INVESTMENTS — 99.1% (Cost $989,388,083)		988,156,675
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		8,610,062
NET ASSETS — 100.0%		$996,766,737
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.1% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

At March 31, 2021, open forward foreign currency exchange contracts were as follows:
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$987,776,597	$—	$987,776,597
Short-Term Investment	380,078	—	—	380,078
TOTAL INVESTMENTS	$380,078	$987,776,597	$—	$988,156,675
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,640	$3,640	$8,002,489	$7,626,051	$—	$—	380,078	$380,078	$47
State Street Navigator Securities Lending Portfolio II	—	—	—	—	—	—	—	—	219
Total		$3,640	$8,002,489	$7,626,051	$—	$—		$380,078	$266
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 83.0%
AEROSPACE & DEFENSE — 0.2%
General Dynamics Corp. 3 Month USD LIBOR + 0.38%, 0.58%, 5/11/2021 (a)	$3,546,000	$3,547,241
AGRICULTURE — 0.2%
BAT Capital Corp. 3 Month USD LIBOR + 0.88%, 1.07%, 8/15/2022 (a)	5,556,000	5,598,059
AUTO MANUFACTURERS — 7.0%
American Honda Finance Corp.:
3 mo. USD LIBOR + .150%, 0.33%, 2/22/2023 (a)	2,800,000	2,798,348
3 mo. USD LIBOR + .280%, 0.50%, 1/12/2024 (a)	1,295,000	1,294,987
3 Month USD LIBOR + 0.420%, 0.60%, 9/8/2023 (a)	3,852,000	3,868,910
Series MTN, 3 Month USD LIBOR + 0.29%, 0.47%, 12/10/2021 (a)	1,155,000	1,155,785
Series MTN, 3 Month USD LIBOR + 0.35%, 0.53%, 6/11/2021 (a)	6,658,000	6,661,795
Series MTN, 3 Month USD LIBOR + 0.35%, 0.55%, 11/5/2021 (a)	3,138,000	3,143,648
Series MTN, 3 Month USD LIBOR + 0.37%, 0.57%, 5/10/2023 (a) (b)	5,722,000	5,738,479
Series MTN, 3 Month USD LIBOR + 0.45%, 0.64%, 2/15/2022 (a) (b)	5,500,000	5,515,730
Series MTN, 3 Month USD LIBOR + 0.47%, 0.66%, 11/16/2022 (a)	1,577,000	1,585,547
Series MTN, 3 Month USD LIBOR + 0.54%, 0.73%, 6/27/2022 (a)	2,576,000	2,590,013
BMW Finance NV 3 Month USD LIBOR + 0.79%, 0.99%, 8/12/2022 (a) (c)	2,090,000	2,107,326
BMW US Capital LLC:
3 Month USD LIBOR + 0.50%, 0.70%, 8/13/2021 (a) (c)	5,013,000	5,020,971
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.53%, 0.76%, 4/14/2022 (a) (c)	$3,928,000	$3,943,123
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.55%, 0.74%, 5/4/2021 (a) (c)	4,623,000	4,624,664
3 Month USD LIBOR + 0.67%, 0.87%, 11/5/2021 (a) (c)	5,595,000	5,612,345
3 Month USD LIBOR + 0.84%, 1.03%, 5/4/2023 (a) (c)	2,236,000	2,259,545
3 Month USD LIBOR + 0.88%, 1.06%, 2/22/2022 (a) (c)	6,650,000	6,690,831
3 Month USD LIBOR + 0.90%, 1.09%, 2/15/2022 (a) (c)	9,850,000	9,909,002
General Motors Co. 3 Month USD LIBOR + 0.90%, 1.08%, 9/10/2021 (a)	2,814,000	2,820,894
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.85%, 1.07%, 4/9/2021 (a)	2,490,000	2,472,072
3 Month USD LIBOR + 0.99%, 1.23%, 1/5/2023 (a)	1,502,000	1,514,977
3 Month USD LIBOR + 1.10%, 1.29%, 11/6/2021 (a)	2,005,000	2,014,163
3 Month USD LIBOR + 1.31%, 1.51%, 6/30/2022 (a)	2,516,000	2,542,468
3 Month USD LIBOR + 1.55%, 1.78%, 1/14/2022 (a)	5,044,000	5,089,800
SOFR + 1.20%, 1.22%, 11/17/2023 (a)	5,405,000	5,472,725
Hyundai Capital America:
3 Month USD LIBOR + 0.94%, 1.17%, 7/8/2021 (a) (b) (c)	1,500,000	1,501,635
Series REGs, 3 Month USD LIBOR + 0.94%, 1.17%, 7/8/2021 (a)	1,301,000	1,302,418
Nissan Motor Acceptance Corp.:
3 mo. USD LIBOR + .640%, 0.83%, 3/8/2024 (a) (c)	5,000,000	4,999,550
3 Month USD LIBOR + 0.63%, 0.82%, 9/21/2021 (a) (c)	2,734,000	2,735,531

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.65%, 0.87%, 7/13/2022 (a) (c)	$1,937,000	$1,935,954
3 Month USD LIBOR + 0.69%, 0.88%, 9/28/2022 (a) (c)	2,176,000	2,176,892
3 Month USD LIBOR + 0.89%, 1.11%, 1/13/2022 (a) (c)	4,182,000	4,192,999
Toyota Motor Credit Corp.:
0.37%, 10/14/2022 (a) (b)	45,000	45,065
3 Month USD LIBOR + 0.15%, 0.35%, 2/14/2022 (a) (b)	4,850,000	4,852,328
SOFR + 0.30%, 0.31%, 6/13/2022 (a) (b)	5,000,000	5,004,500
Update Replacements.xls: SOFRRATE + .330%, 0.37%, 1/11/2024 (a)	4,260,000	4,260,511
Series MTN, 3 Month USD LIBOR + 0.13%, 0.32%, 8/13/2021 (a) (b)	7,363,000	7,364,694
Series MTN, 3 Month USD LIBOR + 0.28%, 0.50%, 4/13/2021 (a)	6,850,000	6,850,480
Series MTN, 3 Month USD LIBOR + 0.29%, 0.53%, 10/7/2021 (a)	5,602,000	5,608,106
Series MTN, 3 Month USD LIBOR + 0.40%, 0.59%, 5/17/2022 (a)	1,967,000	1,972,940
Series MTN, 3 Month USD LIBOR + 0.48%, 0.66%, 9/8/2022 (a)	1,753,000	1,762,414
Series MTN, 3 Month USD LIBOR + 0.69%, 0.91%, 1/11/2022 (a)	1,713,000	1,720,726
Volkswagen Group of America Finance LLC:
3 Month USD LIBOR + 0.86%, 1.05%, 9/24/2021 (a) (c)	1,630,000	1,635,754
3 Month USD LIBOR + 0.94%, 1.14%, 11/12/2021 (a) (c)	7,780,000	7,815,399
		164,186,044
BANKS — 50.2%
ABN AMRO Bank NV 3 Month USD LIBOR + 0.57%, 0.76%, 8/27/2021 (a) (c)	8,107,000	8,123,781
ANZ New Zealand Int'l, Ltd. 3 Month USD LIBOR + 1.00%, 1.22%, 1/25/2022 (a) (c)	1,230,000	1,239,176
Security Description	Principal Amount	Value
ASB Bank, Ltd. 3 Month USD LIBOR + 0.97%, 1.15%, 6/14/2023 (a) (c)	$3,080,000	$3,115,636
Australia & New Zealand Banking Group, Ltd.:
3 Month USD LIBOR + 0.46%, 0.65%, 5/17/2021 (a) (c)	6,755,000	6,759,121
3 Month USD LIBOR + 0.49%, 0.67%, 11/21/2022 (a) (c)	4,015,000	4,037,123
3 Month USD LIBOR + 0.71%, 0.89%, 5/19/2022 (a) (c)	3,764,000	3,790,499
3 Month USD LIBOR + 0.87%, 1.05%, 11/23/2021 (a) (c)	1,750,000	1,759,170
3 Month USD LIBOR + 0.99%, 1.18%, 6/1/2021 (a) (b) (c)	2,420,000	2,423,920
Banco Santander SA:
3 Month USD LIBOR + 1.09%, 1.27%, 2/23/2023 (a) (b)	4,425,000	4,477,657
3 Month USD LIBOR + 1.12%, 1.34%, 4/12/2023 (a)	3,760,000	3,810,760
3 Month USD LIBOR + 1.56%, 1.78%, 4/11/2022 (a)	2,670,000	2,702,441
Bank of America Corp.:
3 Month USD LIBOR + 1.00%, 1.22%, 4/24/2023 (a)	11,248,000	11,344,170
SOFR + 0.73%, 0.75%, 10/24/2024 (a)	12,020,000	12,078,658
Series GMTN, 3 Month USD LIBOR + 0.96%, 1.18%, 7/23/2024 (a)	1,642,000	1,665,333
Series GMTN, 3 Month USD LIBOR + 1.42%, 1.64%, 4/19/2021 (a)	4,072,000	4,074,321
Series MTN, 3 Month USD LIBOR + 0.65%, 0.85%, 6/25/2022 (a) (b)	8,955,000	8,964,850
Series MTN, 3 Month USD LIBOR + 0.79%, 0.98%, 3/5/2024 (a) (b)	9,957,000	10,049,301
Series MTN, 3 Month USD LIBOR + 1.16%, 1.38%, 1/20/2023 (a)	5,944,000	5,990,660
Series MTN, 3 Month USD LIBOR + 1.18%, 1.40%, 10/21/2022 (a) (b)	2,578,000	2,593,081
Bank of Montreal:
SOFR + 0.35%, 0.36%, 12/8/2023 (a)	4,060,000	4,061,543

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.68%, 0.69%, 3/10/2023 (a) (b)	$12,238,000	$12,344,103
Series MTN, 3 Month USD LIBOR + 0.40%, 0.58%, 9/10/2021 (a)	3,725,000	3,730,401
Series MTN, 3 Month USD LIBOR + 0.57%, 0.77%, 3/26/2022 (a) (b)	1,600,000	1,607,152
Series MTN, 3 Month USD LIBOR + 0.63%, 0.81%, 9/11/2022 (a)	1,315,000	1,325,033
Series MTN, 3 Month USD LIBOR + 0.79%, 0.98%, 8/27/2021 (a)	5,231,000	5,246,902
Bank of New York Mellon Corp Series MTN, 3 Month USD LIBOR + 1.05%, 1.26%, 10/30/2023 (a)	5,247,000	5,318,517
Bank of Nova Scotia:
0.56%, 9/15/2023 (a)	6,435,000	6,469,878
3 Month USD LIBOR + 0.64%, 0.82%, 3/7/2022 (a)	8,164,000	8,206,208
Update Replacements.xls: SOFRRATE + .545%, 0.56%, 3/2/2026 (a)	5,660,000	5,648,114
Series BKNT, 3 Month USD LIBOR + 0.62%, 0.81%, 9/19/2022 (a)	2,075,000	2,090,666
Banque Federative du Credit Mutuel SA:
3 Month USD LIBOR + 0.73%, 0.95%, 7/20/2022 (a) (c)	2,810,000	2,830,429
3 Month USD LIBOR + 0.96%, 1.18%, 7/20/2023 (a) (c)	2,763,000	2,808,313
Barclays PLC:
3 Month USD LIBOR + 1.38%, 1.57%, 5/16/2024 (a)	10,118,000	10,267,240
3 Month USD LIBOR + 1.43%, 1.62%, 2/15/2023 (a)	6,404,000	6,452,286
3 Month USD LIBOR + 1.63%, 1.85%, 1/10/2023 (a)	7,554,000	7,625,385
BBVA USA Series BKNT, 3 Month USD LIBOR + 0.73%, 0.91%, 6/11/2021 (a)	3,070,000	3,071,842
BNG Bank NV Series 144A, 3 Month USD LIBOR + 0.07%, 0.25%, 3/11/2022 (a) (c)	11,200,000	11,199,888
Security Description	Principal Amount	Value
BNP Paribas SA 3 Month USD LIBOR + 0.39%, 0.58%, 8/7/2021 (a) (c)	$2,770,000	$2,773,241
BPCE SA:
3 Month USD LIBOR + 1.22%, 1.40%, 5/22/2022 (a) (c)	3,910,000	3,953,166
3 Month USD LIBOR + 1.24%, 1.42%, 9/12/2023 (a) (c)	4,695,000	4,788,337
Series MTN, 3 Month USD LIBOR + 0.88%, 1.07%, 5/31/2022 (a)	6,045,000	6,096,141
Canadian Imperial Bank of Commerce:
0.81%, 3/17/2023 (a)	11,877,000	11,978,905
3 Month USD LIBOR + 0.72%, 0.91%, 6/16/2022 (a)	4,740,000	4,776,024
SOFR + 0.40%, 0.41%, 12/14/2023 (a) (b)	5,025,000	5,029,271
Series BKNT, 3 Month USD LIBOR + 0.66%, 0.84%, 9/13/2023 (a)	1,260,000	1,274,755
Capital One NA Series BKNT, 3 Month USD LIBOR + 1.15%, 1.36%, 1/30/2023 (a)	1,550,000	1,561,145
Citibank NA:
Series BKNT, 3 Month USD LIBOR + 0.57%, 0.79%, 7/23/2021 (a)	8,518,000	8,528,051
Series BKNT, 3 Month USD LIBOR + 0.60%, 0.78%, 5/20/2022 (a)	14,575,000	14,585,494
Citigroup, Inc.:
3 Month USD LIBOR + 0.69%, 0.90%, 10/27/2022 (a)	3,250,000	3,271,450
3 Month USD LIBOR + 1.02%, 1.21%, 6/1/2024 (a)	1,920,000	1,944,557
3 Month USD LIBOR + 1.10%, 1.29%, 5/17/2024 (a)	8,211,000	8,326,200
3 Month USD LIBOR + 0.95%, 1.17%, 7/24/2023 (a) (b)	5,506,000	5,552,526
3 Month USD LIBOR + 1.07%, 1.25%, 12/8/2021 (a) (b)	5,866,000	5,899,729
3 Month USD LIBOR + 1.19%, 1.39%, 8/2/2021 (a) (b)	7,027,000	7,053,140
3 Month USD LIBOR + 1.43%, 1.62%, 9/1/2023 (a)	10,780,000	10,941,592

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series _, 3 Month USD LIBOR + 0.96%, 1.18%, 4/25/2022 (a)	$18,635,000	$18,783,894
Citizens Bank NA/Providence Series BKNT, 3 Month USD LIBOR + 0.72%, 0.92%, 2/14/2022 (a)	1,302,000	1,307,664
Commonwealth Bank of Australia:
3 Month USD LIBOR + 0.68%, 0.87%, 9/18/2022 (a) (c)	3,195,000	3,221,039
3 Month USD LIBOR + 0.70%, 0.88%, 3/10/2022 (a) (c)	3,170,000	3,187,942
3 Month USD LIBOR + 0.70%, 0.89%, 3/16/2023 (a) (c)	550,000	555,836
3 Month USD LIBOR + 0.82%, 1.00%, 6/4/2024 (a) (c)	1,825,000	1,860,077
3 Month USD LIBOR + 0.83%, 1.01%, 9/6/2021 (a) (b) (c)	5,172,000	5,189,274
Cooperatieve Rabobank UA:
0.33%, 1/12/2024 (a)	5,274,000	5,276,901
3 Month USD LIBOR + 0.43%, 0.65%, 4/26/2021 (a)	4,938,000	4,939,531
3 Month USD LIBOR + 0.48%, 0.70%, 1/10/2023 (a)	1,620,000	1,629,185
3 Month USD LIBOR + 0.83%, 1.05%, 1/10/2022 (a)	2,005,000	2,016,689
Credit Agricole Corporate & Investment Bank SA Series MTN, 3 Month USD LIBOR + 0.40%, 0.60%, 5/3/2021 (a) (c)	1,875,000	1,875,581
Credit Agricole SA:
3 Month USD LIBOR + 1.02%, 1.24%, 4/24/2023 (a) (c)	4,246,000	4,306,505
3 Month USD LIBOR + 1.18%, 1.42%, 7/1/2021 (a) (c)	200,000	200,542
3 Month USD LIBOR + 1.43%, 1.65%, 1/10/2022 (a) (c)	2,002,000	2,020,559
Credit Suisse AG Update Replacements.xls: SOFRRATE + .390%, 0.41%, 2/2/2024 (a)	8,730,000	8,645,755
Security Description	Principal Amount	Value
Credit Suisse Group AG:
3 Month USD LIBOR + 1.20%, 1.38%, 12/14/2023 (a) (c)	$960,000	$968,438
3 Month USD LIBOR + 1.24%, 1.42%, 6/12/2024 (a) (c)	1,305,000	1,316,876
Credit Suisse Group Funding Guernsey, Ltd. 3 Month USD LIBOR + 2.29%, 2.51%, 4/16/2021 (a)	9,534,000	9,540,674
Danske Bank A/S 3 Month USD LIBOR + 1.06%, 1.24%, 9/12/2023 (a) (c)	2,254,000	2,272,731
DBS Group Holdings, Ltd. 3 Month USD LIBOR + 0.62%, 0.84%, 7/25/2022 (a) (b) (c)	2,714,000	2,724,422
Deutsche Bank AG:
3 Month USD LIBOR + 1.19%, 1.38%, 11/16/2022 (a)	4,141,000	4,164,314
3 Month USD LIBOR + 1.23%, 1.42%, 2/27/2023 (a)	3,811,000	3,828,874
DNB Bank ASA 3 Month USD LIBOR + 0.62%, 0.81%, 12/2/2022 (a) (c)	2,850,000	2,871,489
Fifth Third Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.44%, 0.66%, 7/26/2021 (a)	3,494,000	3,497,319
Series MTN, 3 Month USD LIBOR + 0.64%, 0.85%, 2/1/2022 (a)	1,625,000	1,632,654
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.75%, 0.93%, 2/23/2023 (a)	19,575,000	19,729,251
3 Month USD LIBOR + 0.78%, 0.99%, 10/31/2022 (a)	8,790,000	8,816,722
3 Month USD LIBOR + 1.00%, 1.22%, 7/24/2023 (a)	3,718,000	3,745,699
3 Month USD LIBOR + 1.05%, 1.24%, 6/5/2023 (a)	4,271,000	4,303,673
3 Month USD LIBOR + 1.11%, 1.33%, 4/26/2022 (a)	13,831,000	13,832,245
SOFR + 0.58%, 0.59%, 3/8/2024 (a)	5,850,000	5,842,746

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Update Replacements.xls: SOFRRATE + .430%, 0.44%, 3/8/2023 (a)	$7,000,000	$6,994,820
Series FRN, 0.43%, 1/27/2023 (a)	5,000,000	4,996,150
Series FRN, SOFR + 0.54%, 0.56%, 11/17/2023 (a)	6,053,000	6,048,642
Series MTN, 3 Month USD LIBOR + 1.60%, 1.79%, 11/29/2023 (a)	8,342,000	8,588,006
HSBC Holdings PLC:
3 Month USD LIBOR + 1.00%, 1.19%, 5/18/2024 (a)	22,384,000	22,621,718
3 Month USD LIBOR + 1.23%, 1.41%, 3/11/2025 (a)	3,850,000	3,920,647
3 Month USD LIBOR + 1.50%, 1.74%, 1/5/2022 (a)	795,000	802,624
3 Month USD LIBOR + 1.66%, 1.85%, 5/25/2021 (a)	775,000	776,721
Industrial Bank of Korea Series 144A, 3 Month USD LIBOR + 0.60%, 0.80%, 8/2/2021 (a) (c)	5,750,000	5,756,440
ING Groep NV:
3 Month USD LIBOR + 1.00%, 1.24%, 10/2/2023 (a) (b)	2,975,000	3,018,584
3 Month USD LIBOR + 1.15%, 1.34%, 3/29/2022 (a)	8,789,000	8,873,990
JPMorgan Chase & Co.:
0.59%, 3/16/2024 (a)	7,000,000	7,018,900
3 Month USD LIBOR + 0.61%, 0.80%, 6/18/2022 (a)	1,911,000	1,913,026
3 Month USD LIBOR + 0.73%, 0.95%, 4/23/2024 (a)	2,300,000	2,319,044
3 Month USD LIBOR + 0.89%, 1.11%, 7/23/2024 (a) (b)	9,153,000	9,264,941
3 Month USD LIBOR + 0.90%, 1.12%, 4/25/2023 (a)	13,814,000	13,916,776
3 Month USD LIBOR + 1.00%, 1.24%, 1/15/2023 (a)	3,552,000	3,575,017
3 Month USD LIBOR + 1.10%, 1.28%, 6/7/2021 (a)	675,000	675,655
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.23%, 1.45%, 10/24/2023 (a)	$19,473,000	$19,772,689
Series GMTN, 3 Month USD LIBOR + 0.85%, 1.07%, 1/10/2025 (a) (b)	1,256,000	1,273,207
KEB Hana Bank 3 Month USD LIBOR + 0.70%, 0.94%, 10/2/2022 (a) (c)	2,840,000	2,853,490
KeyBank NA:
SOFR + 0.34%, 0.35%, 1/3/2024 (a)	3,000,000	3,000,660
Series BKNT, 3 Month USD LIBOR + 0.66%, 0.87%, 2/1/2022 (a)	1,000,000	1,004,440
Lloyds Bank PLC 3 Month USD LIBOR + 0.49%, 0.68%, 5/7/2021 (a)	1,608,000	1,608,724
Lloyds Banking Group PLC 3 Month USD LIBOR + 0.80%, 0.99%, 6/21/2021 (a)	5,613,000	5,621,700
Macquarie Bank, Ltd.:
3 mo. USD LIBOR + .450%, 0.64%, 8/6/2021 (a) (c)	260,000	260,325
3 Month USD LIBOR + 0.45%, 0.63%, 11/24/2021 (a) (c)	1,200,000	1,202,700
Macquarie Group, Ltd.:
3 Month USD LIBOR + 1.02%, 1.21%, 11/28/2023 (a) (c)	11,505,000	11,614,758
3 Month USD LIBOR + 1.35%, 1.54%, 3/27/2024 (a) (c)	2,745,000	2,791,143
Mitsubishi UFJ Financial Group, Inc.:
3 Month USD LIBOR + 0.65%, 0.87%, 7/26/2021 (a)	6,294,000	6,305,518
3 Month USD LIBOR + 0.70%, 0.88%, 3/7/2022 (a)	738,000	741,638
3 Month USD LIBOR + 0.74%, 0.93%, 3/2/2023 (a)	4,780,000	4,817,858
3 Month USD LIBOR + 0.79%, 1.01%, 7/25/2022 (a)	6,845,000	6,895,927
3 Month USD LIBOR + 0.86%, 1.08%, 7/26/2023 (a)	10,323,000	10,446,153
3 Month USD LIBOR + 0.92%, 1.10%, 2/22/2022 (a) (b)	3,049,000	3,070,526

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.06%, 1.24%, 9/13/2021 (a)	$13,712,000	$13,770,139
Mizuho Financial Group, Inc.:
3 Month USD LIBOR + 0.61%, 0.79%, 9/8/2024 (a)	1,500,000	1,504,710
3 Month USD LIBOR + 0.63%, 0.82%, 5/25/2024 (a)	6,751,000	6,781,447
3 Month USD LIBOR + 0.79%, 0.98%, 3/5/2023 (a)	6,444,000	6,502,576
3 Month USD LIBOR + 0.84%, 1.06%, 7/16/2023 (a)	2,290,000	2,303,832
3 Month USD LIBOR + 0.85%, 1.03%, 9/13/2023 (a)	3,350,000	3,374,187
3 Month USD LIBOR + 0.88%, 1.06%, 9/11/2022 (a) (b)	10,388,000	10,485,855
3 Month USD LIBOR + 0.94%, 1.13%, 2/28/2022 (a)	10,089,000	10,158,715
3 Month USD LIBOR + 1.00%, 1.18%, 9/11/2024 (a)	2,036,000	2,061,572
3 Month USD LIBOR + 1.14%, 1.32%, 9/13/2021 (a)	10,752,000	10,801,244
Series ., 3 Month USD LIBOR + 0.99%, 1.21%, 7/10/2024 (a)	2,000,000	2,024,520
Morgan Stanley:
3 Month USD LIBOR + 0.93%, 1.15%, 7/22/2022 (a)	16,172,000	16,208,225
SOFR + 0.83%, 0.84%, 6/10/2022 (a) (b)	7,638,000	7,645,485
Series GMTN, 3 Month USD LIBOR + 1.22%, 1.41%, 5/8/2024 (a)	6,577,000	6,684,468
Series GMTN, SOFR + 0.70%, 0.73%, 1/20/2023 (a)	23,724,000	23,780,463
Series MTN, 3 Month USD LIBOR + 1.40%, 1.62%, 10/24/2023 (a)	15,407,000	15,682,015
MUFG Union Bank NA:
SOFR + 0.71%, 0.72%, 12/9/2022 (a) (b)	2,000,000	2,012,420
Series BKNT, 3 Month USD LIBOR + 0.60%, 0.78%, 3/7/2022 (a)	1,518,000	1,524,072
Security Description	Principal Amount	Value
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.41%, 0.59%, 12/13/2022 (a) (c)	$6,350,000	$6,379,400
3 Month USD LIBOR + 0.58%, 0.77%, 9/20/2021 (a) (c)	4,610,000	4,621,110
3 Month USD LIBOR + 0.60%, 0.82%, 4/12/2023 (a) (c)	1,115,000	1,124,924
3 Month USD LIBOR + 0.71%, 0.90%, 11/4/2021 (a) (c)	4,456,000	4,472,665
3 Month USD LIBOR + 0.72%, 0.90%, 5/22/2022 (a) (c)	4,535,000	4,567,017
3 Month USD LIBOR + 0.89%, 1.11%, 1/10/2022 (a) (b) (c)	3,505,000	3,526,661
3 Month USD LIBOR + 1.00%, 1.22%, 7/12/2021 (a) (c)	5,170,000	5,183,494
NatWest Markets PLC 3 Month USD LIBOR + 1.40%, 1.59%, 9/29/2022 (a) (c)	2,000,000	2,033,660
PNC Bank NA:
3 Month USD LIBOR + 0.43%, 0.62%, 12/9/2022 (a)	6,637,000	6,652,464
Series BKNT, 3 Month USD LIBOR + 0.33%, 0.50%, 2/24/2023 (a)	8,900,000	8,912,549
Series BKNT, 3 Month USD LIBOR + 0.45%, 0.67%, 7/22/2022 (a)	4,113,000	4,117,648
Series BKNT, 3 Month USD LIBOR + 0.50%, 0.71%, 7/27/2022 (a)	4,555,000	4,579,233
Royal Bank of Canada:
3 Month USD LIBOR + 0.66%, 0.90%, 10/5/2023 (a)	289,000	292,407
SOFR + 0.45%, 0.47%, 10/26/2023 (a) (b)	7,025,000	7,045,583
Update Replacements.xls: SOFRRATE + .300%, 0.33%, 1/19/2024 (a)	5,300,000	5,299,947
Series GMTN, 3 Month USD LIBOR + 0.36%, 0.58%, 1/17/2023 (a)	2,300,000	2,308,740
Series GMTN, 3 Month USD LIBOR + 0.39%, 0.60%, 4/30/2021 (a)	13,615,000	13,619,357
Series GMTN, 3 Month USD LIBOR + 0.47%, 0.68%, 4/29/2022 (a)	2,359,000	2,368,342

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.73%, 0.94%, 2/1/2022 (a)	$3,625,000	$3,645,191
Series GMTN, SOFR + 0.40%, 0.42%, 8/5/2022 (a)	1,595,000	1,600,598
Royal Bank of Scotland Group PLC:
3 Month USD LIBOR + 1.47%, 1.66%, 5/15/2023 (a)	13,090,000	13,238,179
3 Month USD LIBOR + 1.55%, 1.75%, 6/25/2024 (a)	5,486,000	5,607,570
Santander UK PLC:
3 Month USD LIBOR + 0.62%, 0.81%, 6/1/2021 (a)	6,154,000	6,159,723
3 Month USD LIBOR + 0.66%, 0.85%, 11/15/2021 (a)	2,395,000	2,402,904
Skandinaviska Enskilda Banken AB:
3 Month USD LIBOR + 0.32%, 0.51%, 9/1/2023 (a) (c)	2,450,000	2,454,778
3 Month USD LIBOR + 0.43%, 0.62%, 5/17/2021 (a) (c)	8,565,000	8,569,625
3 Month USD LIBOR + 0.65%, 0.83%, 12/12/2022 (a) (c)	3,520,000	3,548,829
Societe Generale SA 3 Month USD LIBOR + 1.33%, 1.56%, 4/8/2021 (a) (c)	3,420,000	3,420,376
Standard Chartered PLC:
3 Month USD LIBOR + 1.15%, 1.37%, 1/20/2023 (a) (c)	5,085,000	5,117,646
3 Month USD LIBOR + 1.20%, 1.38%, 9/10/2022 (a) (c)	11,340,000	11,386,834
SOFR + 1.25%, 1.28%, 10/14/2023 (a) (c)	3,000,000	3,030,210
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 0.96%, 10/18/2022 (a)	2,041,000	2,056,654
3 Month USD LIBOR + 0.74%, 0.96%, 1/17/2023 (a)	3,473,000	3,498,978
3 Month USD LIBOR + 0.78%, 1.00%, 7/12/2022 (a) (b)	3,867,000	3,894,456
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.80%, 1.02%, 10/16/2023 (a)	$1,493,000	$1,509,393
3 Month USD LIBOR + 0.86%, 1.08%, 7/19/2023 (a)	2,514,000	2,544,193
3 Month USD LIBOR + 1.11%, 1.34%, 7/14/2021 (a) (b)	5,288,000	5,303,547
3 Month USD LIBOR + 1.14%, 1.36%, 10/19/2021 (a)	9,428,000	9,480,514
Svenska Handelsbanken AB Series BKNT, 3 Month USD LIBOR + 0.47%, 0.65%, 5/24/2021 (a) (b)	9,183,000	9,188,602
Swedbank AB 3 Month USD LIBOR + 0.70%, 0.88%, 3/14/2022 (a) (c)	4,495,000	4,519,408
Toronto-Dominion Bank:
0.46%, 9/28/2023 (a)	2,610,000	2,620,884
Update Replacements.xls: SOFRRATE + .240%, 0.28%, 1/6/2023 (a) (b)	6,538,000	6,537,804
Update Replacements.xls: SOFRRATE + .355%, 0.37%, 3/4/2024 (a)	5,030,000	5,030,251
Series GMTN, 3 Month USD LIBOR + 0.64%, 0.86%, 7/19/2023 (a)	1,000,000	1,011,130
Series MTN, 3 Month USD LIBOR + 0.43%, 0.61%, 6/11/2021 (a)	5,919,000	5,923,439
Series MTN, 3 Month USD LIBOR + 0.53%, 0.72%, 12/1/2022 (a)	1,368,000	1,377,549
Series MTN, SOFR + 0.48%, 0.50%, 1/27/2023 (a) (b)	8,775,000	8,811,504
Truist Bank:
Update Replacements.xls: SOFRRATE + .730%, 0.74%, 3/9/2023 (a)	150,000	151,271
Series BKNT, 3 Month USD LIBOR + 0.59%, 0.78%, 5/17/2022 (a) (b)	1,842,000	1,851,892
Series BKNT, 3 Month USD LIBOR + 0.59%, 0.79%, 8/2/2022 (a)	2,940,000	2,943,263
Truist Financial Corp. Series MTN, 3 Month USD LIBOR + 0.65%, 0.89%, 4/1/2022 (a) (b)	4,587,000	4,611,907

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
UBS AG Update Replacements.xls: SOFRRATE + .360%, 0.38%, 2/9/2024 (a) (c)	$8,000,000	$7,979,360
UBS Group AG:
3 Month USD LIBOR + 0.95%, 1.14%, 8/15/2023 (a) (c)	5,015,000	5,060,837
3 Month USD LIBOR + 1.22%, 1.40%, 5/23/2023 (a) (b) (c)	4,742,000	4,793,735
3 Month USD LIBOR + 1.53%, 1.74%, 2/1/2022 (a) (c)	2,515,000	2,544,627
3 Month USD LIBOR + 1.78%, 2.01%, 4/14/2021 (a) (c)	10,928,000	10,933,027
UniCredit SpA 3 Month USD LIBOR + 3.90%, 4.13%, 1/14/2022 (a) (b) (c)	5,625,000	5,762,812
United Overseas Bank, Ltd. 3 Month USD LIBOR + 0.48%, 0.70%, 4/23/2021 (a) (c)	3,270,000	3,270,425
US Bank NA:
3 Month USD LIBOR + 0.40%, 0.59%, 12/9/2022 (a)	5,607,000	5,631,727
Series BKNT, 3 Month USD LIBOR + 0.18%, 0.40%, 1/21/2022 (a)	10,156,000	10,162,601
Series BKNT, 3 Month USD LIBOR + 0.38%, 0.57%, 11/16/2021 (a)	980,000	981,744
Series BKNT, 3 Month USD LIBOR + 0.44%, 0.62%, 5/23/2022 (a)	4,250,000	4,265,980
Wells Fargo & Co.:
3 Month USD LIBOR + 1.03%, 1.24%, 7/26/2021 (a)	7,658,000	7,681,051
3 Month USD LIBOR + 1.11%, 1.33%, 1/24/2023 (a)	7,198,000	7,252,129
3 Month USD LIBOR + 1.23%, 1.44%, 10/31/2023 (a)	13,431,000	13,636,360
Wells Fargo Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.51%, 0.73%, 10/22/2021 (a)	1,575,000	1,578,260
Series BKNT, 3 Month USD LIBOR + 0.62%, 0.81%, 5/27/2022 (a)	8,080,000	8,087,110
Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.66%, 0.85%, 9/9/2022 (a) (b)	$7,510,000	$7,528,174
Westpac Banking Corp.:
3 Month USD LIBOR + 0.39%, 0.61%, 1/13/2023 (a) (b)	4,797,000	4,818,539
3 Month USD LIBOR + 0.57%, 0.79%, 1/11/2023 (a)	3,714,000	3,741,855
3 Month USD LIBOR + 0.71%, 0.90%, 6/28/2022 (a) (b)	3,759,000	3,787,305
3 Month USD LIBOR + 0.72%, 0.91%, 5/15/2023 (a)	4,932,000	4,987,880
3 Month USD LIBOR + 0.77%, 0.96%, 2/26/2024 (a)	1,575,000	1,598,310
3 Month USD LIBOR + 0.85%, 1.03%, 8/19/2021 (a)	5,686,000	5,703,342
3 Month USD LIBOR + 0.85%, 1.07%, 1/11/2022 (a) (b)	4,204,000	4,229,602
		1,175,582,580
BEVERAGES — 0.1%
PepsiCo, Inc. 3 Month USD LIBOR + 0.37%, 0.57%, 5/2/2022 (a)	2,436,000	2,443,746
BIOTECHNOLOGY — 0.2%
Gilead Sciences, Inc. 3 Month USD LIBOR + 0.52%, 0.71%, 9/29/2023 (a)	3,770,000	3,774,298
CHEMICALS — 0.3%
DuPont de Nemours, Inc. 3 Month USD LIBOR + 1.11%, 1.30%, 11/15/2023 (a) (b)	2,019,000	2,051,889
LYB International Finance III LLC 3 Month USD LIBOR + 1.00%, 1.24%, 10/1/2023 (a)	4,475,000	4,486,501
		6,538,390
COMMERCIAL SERVICES — 0.1%
Equifax, Inc. 3 Month USD LIBOR + 0.87%, 1.06%, 8/15/2021 (a)	2,050,000	2,054,776

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
COMPUTERS — 1.4%
Apple, Inc.:
3 Month USD LIBOR + 0.35%, 0.55%, 5/11/2022 (a) (b)	$4,997,000	$5,013,090
3 Month USD LIBOR + 0.50%, 0.69%, 2/9/2022 (a)	9,039,000	9,074,433
Hewlett Packard Enterprise Co. 3 Month USD LIBOR + 0.72%, 0.96%, 10/5/2021 (a)	5,389,000	5,387,491
International Business Machines Corp.:
3 Month USD LIBOR + 0.40%, 0.59%, 5/13/2021 (a) (b)	12,917,000	12,922,942
3 Month USD LIBOR + 0.58%, 0.77%, 11/6/2021 (a) (b)	397,000	398,251
		32,796,207
DIVERSIFIED FINANCIAL SERVICES — 3.3%
AIG Global Funding Update Replacements.xls: SOFRRATE + .380%, 0.39%, 12/15/2023 (a) (c)	2,000,000	2,002,180
Air Lease Corp. Series MTN, 3 Month USD LIBOR + 0.67%, 0.85%, 6/3/2021 (a)	614,000	614,061
American Express Co.:
3 Month USD LIBOR + 0.53%, 0.72%, 5/17/2021 (a)	7,072,000	7,073,768
3 Month USD LIBOR + 0.60%, 0.80%, 11/5/2021 (a)	12,962,000	12,995,701
3 Month USD LIBOR + 0.61%, 0.82%, 8/1/2022 (a)	1,724,000	1,733,758
3 Month USD LIBOR + 0.62%, 0.80%, 5/20/2022 (a)	7,580,000	7,618,810
3 Month USD LIBOR + 0.65%, 0.84%, 2/27/2023 (a)	1,724,000	1,735,965
3 Month USD LIBOR + 0.75%, 0.95%, 8/3/2023 (a)	1,594,000	1,611,550
American Express Credit Corp. Series MTN, 3 Month USD LIBOR + 0.70%, 0.88%, 3/3/2022 (a)	1,426,000	1,432,189
Security Description	Principal Amount	Value
Aviation Capital Group LLC:
3 Month USD LIBOR + 0.67%, 0.88%, 7/30/2021 (a) (c)	$1,340,000	$1,339,156
3 Month USD LIBOR + 0.95%, 1.14%, 6/1/2021 (a) (c)	3,535,000	3,533,869
BMW US Capital LLC SOFR + 0.53%, 0.54%, 4/1/2024 (a)	3,000,000	3,005,310
BOC Aviation, Ltd.:
3 Month USD LIBOR + 1.05%, 1.25%, 5/4/2021 (a) (c)	4,215,000	4,214,916
3 Month USD LIBOR + 1.13%, 1.32%, 9/26/2023 (a) (b) (c)	2,000,000	1,997,540
Capital One Financial Corp.:
3 Month USD LIBOR + 0.72%, 0.93%, 1/30/2023 (a)	2,470,000	2,486,771
3 Month USD LIBOR + 0.95%, 1.14%, 3/9/2022 (a)	4,138,000	4,165,849
Charles Schwab Corp.:
0.51%, 3/18/2024 (a)	5,000,000	5,028,300
3 Month USD LIBOR + 0.32%, 0.50%, 5/21/2021 (a)	4,446,000	4,446,711
Intercontinental Exchange, Inc. 3 Month USD LIBOR + 0.65%, 0.83%, 6/15/2023 (a)	10,856,000	10,874,129
		77,910,533
ELECTRIC — 3.1%
American Electric Power Co., Inc. Series A, 3 Month USD LIBOR + 0.48%, 0.69%, 11/1/2023 (a) (b)	4,242,000	4,246,793
Consolidated Edison Co. of New York, Inc. Series C, 3 Month USD LIBOR + 0.40%, 0.60%, 6/25/2021 (a)	6,483,000	6,487,668
Dominion Energy, Inc. Series D, 3 Month USD LIBOR + 0.53%, 0.71%, 9/15/2023 (a)	3,853,000	3,858,857
Duke Energy Corp.:
3 Month USD LIBOR + 0.50%, 0.70%, 5/14/2021 (a) (c)	4,766,000	4,768,288
3 Month USD LIBOR + 0.65%, 0.83%, 3/11/2022 (a)	1,681,000	1,688,682

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Florida Power & Light Co. 3 Month USD LIBOR + 0.38%, 0.60%, 7/28/2023 (a)	$8,310,000	$8,310,914
National Rural Utilities Cooperative Finance Corp. Series MTN, 3 Month USD LIBOR + 0.38%, 0.57%, 6/30/2021 (a)	2,604,000	2,605,510
NextEra Energy Capital Holdings, Inc.:
0.45%, 2/22/2023 (a)	12,543,000	12,543,502
3 Month USD LIBOR + 0.48%, 0.67%, 5/4/2021 (a)	3,234,000	3,234,905
3 Month USD LIBOR + 0.55%, 0.74%, 8/28/2021 (a)	5,003,000	5,004,801
3 Month USD LIBOR + 0.72%, 0.91%, 2/25/2022 (a)	2,694,000	2,707,659
SOFR + 0.54%, 0.55%, 3/1/2023 (a)	4,000,000	4,009,360
Pacific Gas & Electric Co. 3 Month USD LIBOR + 1.48%, 1.67%, 6/16/2022 (a)	3,500,000	3,497,655
Southern California Edison Co.:
0.65%, 4/3/2023 (a) (d)	5,000,000	5,004,500
SOFR + 0.830%, 0.84%, 4/1/2024 (a) (d)	5,000,000	5,005,150
		72,974,244
ELECTRONICS — 0.3%
Honeywell International, Inc.:
3 Month USD LIBOR + 0.23%, 0.41%, 8/19/2022 (a) (b)	2,630,000	2,631,394
3 Month USD LIBOR + 0.37%, 0.56%, 8/8/2022 (a)	4,471,000	4,491,343
		7,122,737
FOOD — 0.2%
General Mills, Inc. 3 Month USD LIBOR + 1.01%, 1.23%, 10/17/2023 (a)	3,394,000	3,447,286
GAS — 0.7%
Atmos Energy Corp. 3 Month USD LIBOR + 0.5%, 0.57%, 3/9/2023 (a)	1,895,000	1,895,189
CenterPoint Energy Resources Corp. , 0.68%, 3/2/2023 (a)	5,020,000	5,020,100
Security Description	Principal Amount	Value
Eastern Energy Gas Holdings LLC Series A, 3 Month USD LIBOR + 0.60%, 0.78%, 6/15/2021 (a)	$4,260,000	$4,264,175
ONE Gas, Inc. 3 Month USD LIBOR + 0.61%, 0.79%, 3/11/2023 (a) (b)	4,430,000	4,429,513
Southern California Gas Co. 3 Month USD LIBOR + 0.35%, 0.53%, 9/14/2023 (a)	831,000	831,324
		16,440,301
HEALTH CARE SERVICES — 0.3%
Roche Holdings, Inc. Update Replacements.xls: SOFRRATE + .240%, 0.25%, 3/5/2024 (a) (b) (c)	5,000,000	5,004,450
UnitedHealth Group, Inc. 3 Month USD LIBOR + 0.26%, 0.44%, 6/15/2021 (a) (b)	1,942,000	1,942,757
		6,947,207
HOUSEHOLD PRODUCTS & WARES — 0.2%
Reckitt Benckiser Treasury Services PLC 3 Month USD LIBOR + 0.56%, 0.75%, 6/24/2022 (a) (c)	5,369,000	5,399,120
INSURANCE — 2.7%
AIA Group, Ltd. 3 Month USD LIBOR + 0.52%, 0.71%, 9/20/2021 (a) (c)	3,269,000	3,270,504
Athene Global Funding 3 Month USD LIBOR + 1.23%, 1.47%, 7/1/2022 (a) (c)	3,095,000	3,140,404
Jackson National Life Global Funding:
3 Month USD LIBOR + 0.48%, 0.66%, 6/11/2021 (a) (c)	2,882,000	2,884,421
3 Month USD LIBOR + 0.73%, 0.92%, 6/27/2022 (a) (c)	3,252,000	3,274,829
SOFR + 0.60%, 0.64%, 1/6/2023 (a) (c)	6,000,000	6,029,040
MassMutual Global Funding II 3 Month USD LIBOR + 0.15%, 0.39%, 1/7/2022 (a) (c)	3,500,000	3,502,135

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
MET Tower Global Funding SOFR + 0.55%, 0.58%, 1/17/2023 (a) (c)	$1,050,000	$1,055,439
Metropolitan Life Global Funding I:
0.36%, 1/7/2024 (a) (b) (c)	5,000,000	5,008,200
SOFR + 0.57%, 0.60%, 1/13/2023 (a) (b) (c)	3,665,000	3,686,000
New York Life Global Funding:
0.24%, 2/2/2023 (a) (b) (c)	9,000,000	8,996,670
3 Month USD LIBOR + 0.28%, 0.50%, 1/21/2022 (a) (b) (c)	3,320,000	3,326,906
3 Month USD LIBOR + 0.28%, 0.50%, 1/10/2023 (a) (c)	3,365,000	3,374,489
3 Month USD LIBOR + 0.32%, 0.51%, 8/6/2021 (a) (c)	1,682,000	1,683,817
3 Month USD LIBOR + 0.44%, 0.66%, 7/12/2022 (a) (c)	2,500,000	2,510,200
3 Month USD LIBOR + 0.52%, 0.70%, 6/10/2022 (a) (c)	2,250,000	2,261,070
SOFR + 0.36%, 0.39%, 10/21/2023 (a) (c)	3,000,000	3,002,070
Northwestern Mutual Global Funding Update Replacements.xls: SOFRRATE + .330%, 0.34%, 3/25/2024 (a) (c)	3,000,000	3,001,980
Protective Life Global Funding 3 Month USD LIBOR + 0.52%, 0.71%, 6/28/2021 (a) (c)	3,855,000	3,859,086
		63,867,260
INTERNET — 0.6%
eBay, Inc. 3 Month USD LIBOR + 0.87%, 1.08%, 1/30/2023 (a)	2,846,000	2,875,428
TD Ameritrade Holding Corp. 3 Month USD LIBOR + 0.43%, 0.64%, 11/1/2021 (a)	3,715,000	3,721,761
Tencent Holdings, Ltd.:
3 Month USD LIBOR + 0.61%, 0.83%, 1/19/2023 (a) (b) (c)	2,300,000	2,289,282
3 Month USD LIBOR + 0.91%, 1.13%, 4/11/2024 (a) (b) (c)	1,500,000	1,501,125
Class REGs, 3 Month USD LIBOR + 0.91%, 1.13%, 4/11/2024 (a)	2,000,000	2,001,500
Security Description	Principal Amount	Value
Class REGS, 3 Month USD LIBOR + 0.61%, 0.83%, 1/19/2023 (a)	$1,690,000	$1,682,125
		14,071,221
MACHINERY, CONSTRUCTION & MINING — 0.7%
Caterpillar Financial Services Corp.:
Series I, 3 Month USD LIBOR + 0.39%, 0.58%, 5/17/2021 (a)	6,006,000	6,008,402
Series MTN, 3 Month USD LIBOR + 0.20%, 0.40%, 11/12/2021 (a) (b)	4,785,000	4,787,967
Series MTN, 3 Month USD LIBOR + 0.28%, 0.46%, 9/7/2021 (a)	3,601,000	3,604,673
Series MTN, 3 Month USD LIBOR + 0.74%, 0.93%, 5/13/2022 (a)	1,735,000	1,747,579
		16,148,621
MACHINERY-DIVERSIFIED — 0.7%
John Deere Capital Corp.:
Series GMTN, 3 Month USD LIBOR + 0.55%, 0.73%, 6/7/2023 (a)	2,229,000	2,248,080
Series MTN, 3 Month USD LIBOR + 0.26%, 0.44%, 9/10/2021 (a)	3,475,000	3,477,815
Series MTN, 3 Month USD LIBOR + 0.40%, 0.58%, 6/7/2021 (a)	2,555,000	2,556,712
Series MTN, 3 Month USD LIBOR + 0.48%, 0.66%, 9/8/2022 (a) (b)	3,946,000	3,967,663
Series MTN, 3 Month USD LIBOR + 0.49%, 0.67%, 6/13/2022 (a) (b)	1,790,000	1,798,914
Otis Worldwide Corp. 3 Month USD LIBOR + 0.45%, 0.69%, 4/5/2023 (a)	3,383,000	3,383,068
		17,432,252
MEDIA — 1.2%
Charter Communications Operating LLC 3 Month USD LIBOR + 1.65%, 1.86%, 2/1/2024 (a)	6,278,000	6,445,811
Comcast Corp.:
3 Month USD LIBOR + 0.44%, 0.68%, 10/1/2021 (a)	3,856,000	3,863,519

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.63%, 0.87%, 4/15/2024 (a)	$2,195,000	$2,217,894
NBCUniversal Enterprise, Inc. 3 Month USD LIBOR + 0.40%, 0.64%, 4/1/2021 (a) (c)	3,157,000	3,157,000
TWDC Enterprises 18 Corp. Series MTN, 3 Month USD LIBOR + 0.39%, 0.57%, 3/4/2022 (a)	5,013,000	5,027,688
Walt Disney Co.:
3 Month USD LIBOR + 0.25%, 0.44%, 9/1/2021 (a)	4,656,000	4,660,190
3 Month USD LIBOR + 0.39%, 0.58%, 9/1/2022 (a)	3,226,000	3,238,872
		28,610,974
MISCELLANEOUS MANUFACTURER — 0.4%
3M Co. Series MTN, 3 Month USD LIBOR + 0.30%, 0.49%, 2/14/2024 (a)	1,592,000	1,593,305
General Electric Co. Series NOTZ, 3 Month USD LIBOR + 1.00%, 1.18%, 3/15/2023 (a)	227,000	229,681
Siemens Financieringsmaatschappij NV:
3 Month USD LIBOR + 0.61%, 0.80%, 3/16/2022 (a) (c)	5,582,000	5,610,636
SOFR + 0.43%, 0.44%, 3/11/2024 (a) (c)	3,000,000	3,006,960
		10,440,582
OIL & GAS — 1.7%
Chevron Corp.:
3 Month USD LIBOR + 0.48%, 0.66%, 3/3/2022 (a)	2,636,000	2,645,727
3 Month USD LIBOR + 0.53%, 0.72%, 11/15/2021 (a)	1,419,000	1,423,229
3 Month USD LIBOR + 0.90%, 1.10%, 5/11/2023 (a)	1,655,000	1,683,598
Series _, 3 Month USD LIBOR + 0.53%, 0.71%, 3/3/2022 (a)	3,302,000	3,315,703
Chevron USA, Inc.:
3 Month USD LIBOR + 0.11%, 0.31%, 8/12/2022 (a) (b)	3,300,000	3,302,970
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.20%, 0.40%, 8/11/2023 (a) (b)	$3,683,000	$3,689,372
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 1.10%, 5/15/2022 (a) (b)	3,719,000	3,745,107
Exxon Mobil Corp.:
3 Month USD LIBOR + 0.33%, 0.52%, 8/16/2022 (a) (b)	6,500,000	6,521,905
3 Month USD LIBOR + 0.37%, 0.55%, 3/6/2022 (a) (b)	2,493,000	2,500,280
Phillips 66 3 Month USD LIBOR + 0.62%, 0.81%, 2/15/2024 (a)	2,691,000	2,694,418
Shell International Finance B.V. 3 Month USD LIBOR + 0.40%, 0.59%, 11/13/2023 (a)	3,661,000	3,683,881
Valero Energy Corp. 3 Month USD LIBOR + 1.15%, 1.33%, 9/15/2023 (a)	4,025,000	4,034,257
		39,240,447
PHARMACEUTICALS — 2.2%
AbbVie, Inc.:
3 Month USD LIBOR + 0.46%, 0.64%, 11/19/2021 (a) (b)	5,386,000	5,394,079
3 Month USD LIBOR + 0.65%, 0.83%, 11/21/2022 (a) (b)	4,351,000	4,377,106
AstraZeneca PLC 3 Month USD LIBOR + 0.67%, 0.86%, 8/17/2023 (a)	2,414,000	2,434,157
Bayer US Finance II LLC:
3 Month USD LIBOR + 0.63%, 0.83%, 6/25/2021 (a) (c)	10,594,000	10,605,230
3 Month USD LIBOR + 1.01%, 1.19%, 12/15/2023 (a) (c)	7,219,000	7,316,456
Becton Dickinson and Co. 3 Month USD LIBOR + 1.03%, 1.21%, 6/6/2022 (a)	2,596,000	2,620,299
Bristol-Myers Squibb Co. 3 Month USD LIBOR + 0.38%, 0.57%, 5/16/2022 (a)	1,093,000	1,096,607

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Cardinal Health, Inc. 3 Month USD LIBOR + 0.77%, 0.95%, 6/15/2022 (a)	$1,590,000	$1,601,400
Cigna Corp. 3 Month USD LIBOR + 0.89%, 1.13%, 7/15/2023 (a)	4,967,000	5,025,958
GlaxoSmithKline Capital PLC 3 Month USD LIBOR + 0.35%, 0.54%, 5/14/2021 (a)	5,921,000	5,923,132
Pfizer, Inc. 3 Month USD LIBOR + 0.33%, 0.51%, 9/15/2023 (a)	1,854,000	1,859,988
Zoetis, Inc. 3 Month USD LIBOR + 0.44%, 0.62%, 8/20/2021 (a)	2,279,000	2,279,114
		50,533,526
PIPELINES — 0.7%
Enbridge, Inc.:
0.41%, 2/17/2023 (a)	3,760,000	3,766,279
3 Month USD LIBOR + 0.50%, 0.69%, 2/18/2022 (a)	5,144,000	5,158,249
MPLX L.P. 3 Month USD LIBOR + 1.10%, 1.29%, 9/9/2022 (a)	7,236,000	7,239,256
		16,163,784
REAL ESTATE INVESTMENT TRUSTS — 0.1%
SL Green Operating Partnership L.P. 3 Month USD LIBOR + 0.98%, 1.17%, 8/16/2021 (a)	2,120,000	2,120,085
RETAIL — 1.0%
7-Eleven, Inc. 3 Month USD LIBOR + 0.45%, 0.65%, 8/10/2022 (a) (b) (c)	11,966,000	11,977,487
Home Depot, Inc. 3 Month USD LIBOR + 0.31%, 0.50%, 3/1/2022 (a)	1,526,000	1,529,876
McDonald's Corp. Series MTN, 3 Month USD LIBOR + 0.43%, 0.65%, 10/28/2021 (a)	4,299,000	4,307,942
Security Description	Principal Amount	Value
Walmart, Inc. 3 Month USD LIBOR + 0.23%, 0.43%, 6/23/2021 (a)	$5,583,000	$5,585,959
		23,401,264
SEMICONDUCTORS — 0.4%
Intel Corp. 3 Month USD LIBOR + 0.35%, 0.55%, 5/11/2022 (a) (b)	6,279,000	6,298,277
QUALCOMM, Inc. 3 Month USD LIBOR + 0.73%, 0.94%, 1/30/2023 (a)	3,164,000	3,196,431
		9,494,708
TELECOMMUNICATIONS — 2.4%
AT&T, Inc.:
3 Month USD LIBOR + 1.18%, 1.36%, 6/12/2024 (a)	12,668,000	12,935,548
SOFR + 0.64%, 0.65%, 3/25/2024 (a)	5,000,000	5,004,750
Rogers Communications, Inc. 3 Month USD LIBOR + 0.60%, 0.79%, 3/22/2022 (a) (b)	5,341,000	5,359,533
Verizon Communications, Inc.:
3 Month USD LIBOR + 1.10%, 1.30%, 5/15/2025 (a)	10,729,000	10,970,617
SOFR + 0.5%, 0.51%, 3/22/2024 (a) (b)	4,675,000	4,687,716
Update Replacements.xls: SOFRRATE + .790%, 0.80%, 3/20/2026 (a) (b)	5,000,000	5,026,050
3 Month USD LIBOR + 1.00%, 1.19%, 3/16/2022 (a)	12,026,000	12,124,974
		56,109,188
TRANSPORTATION — 0.4%
United Parcel Service, Inc.:
3 Month USD LIBOR + 0.15%, 0.39%, 4/1/2021 (a)	3,060,000	3,060,000
3 Month USD LIBOR + 0.38%, 0.57%, 5/16/2022 (a)	2,413,000	2,420,553
3 Month USD LIBOR + 0.45%, 0.69%, 4/1/2023 (a) (b)	3,530,000	3,551,886
		9,032,439

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.0% (e)
GATX Corp. 3 Month USD LIBOR + 0.72%, 0.92%, 11/5/2021 (a)	$867,000	$868,587
TOTAL CORPORATE BONDS & NOTES (Cost $1,940,775,358)		1,944,297,707
FOREIGN GOVERNMENT OBLIGATIONS — 16.2%
Asian Development Bank:
3 Month USD LIBOR + 0.01%, 0.19%, 12/15/2021 (a)	30,872,000	30,876,013
Series GMTN, 3 Month USD LIBOR + 0.19%, 0.38%, 6/16/2021 (a)	19,069,000	19,077,581
European Bank for Reconstruction & Development:
0.27%, 3/13/2023 (a)	8,000,000	8,021,120
0.31%, 10/15/2024 (a)	2,000,000	2,009,520
SOFR + 0.26%, 0.28%, 8/19/2022 (a)	17,000,000	17,035,870
Series GMTN, 3 Month USD LIBOR + 0.01%, 0.21%, 5/11/2022 (a)	10,162,000	10,163,321
European Investment Bank:
0.29%, 3/5/2024 (a) (c)	10,500,000	10,545,045
3 Month USD LIBOR + 0.10%, 0.32%, 1/19/2023 (a) (c)	9,758,000	9,774,101
SOFR + 0.29%, 0.30%, 6/10/2022 (a) (c)	11,450,000	11,475,877
Update Replacements.xls: SOFRRATE + .250%, 0.27%, 1/30/2023 (a) (c)	7,000,000	7,017,360
Update Replacements.xls: SOFRRATE + 1.000%, 1.03%, 1/21/2026 (a) (c)	6,000,000	6,238,920
Export-Import Bank of Korea:
3 Month USD LIBOR + 0.53%, 0.73%, 6/25/2022 (a)	4,320,000	4,335,422
3 Month USD LIBOR + 0.58%, 0.76%, 6/1/2021 (a)	1,677,000	1,678,174
3 Month USD LIBOR + 0.78%, 0.96%, 6/1/2023 (a)	5,925,000	5,984,428
3 Month USD LIBOR + 0.93%, 1.13%, 11/1/2022 (a)	5,890,000	5,953,907
Security Description	Principal Amount	Value
Series 5FRN, 3 Month USD LIBOR + 0.88%, 1.09%, 1/25/2022 (a)	$4,900,000	$4,924,206
Inter-American Development Bank:
3 Month USD LIBOR + 0.03%, 0.21%, 3/15/2022 (a)	6,300,000	6,302,520
SOFR + 0.25%, 0.27%, 2/4/2025 (a)	7,600,000	7,631,236
SOFR + 0.26%, 0.27%, 9/16/2022 (a)	10,700,000	10,715,301
Update Replacements.xls: SOFRRATE + .200%, 0.22%, 2/10/2026 (a)	8,000,000	8,009,840
Series GDIF, 3 Month USD LIBOR + 0.00%, 0.24%, 1/15/2022 (a)	23,400,000	23,401,404
Series GMTN, 3 Month USD LIBOR + 0.02%, 0.20%, 10/25/2021 (a)	6,490,000	6,490,000
Series GMTN, 3 Month USD LIBOR + 0.07%, 0.31%, 7/15/2022 (a)	10,520,000	10,529,573
Series GMTN, 3 Month USD LIBOR + 0.20%, 0.44%, 7/15/2021 (a) (b)	13,949,000	13,956,672
International Bank for Reconstruction & Development:
0.17%, 1/13/2023 (a)	20,510,000	20,519,024
0.32%, 9/18/2025 (a)	14,000,000	14,096,880
Series GDIF, SOFR + 0.30%, 0.32%, 8/6/2024 (a)	10,750,000	10,809,555
Series GDIF, SOFR + 0.39%, 0.40%, 6/17/2024 (a)	5,500,000	5,546,035
International Finance Corp.:
Series GMTN, 3 Month USD LIBOR + 0.07%, 0.25%, 12/15/2022 (a)	14,055,000	14,072,147
Series GMTN, 3 Month USD LIBOR + 0.18%, 0.36%, 12/15/2021 (a)	9,178,000	9,189,381
Kommunalbanken A/S Series 144A, 3 Month USD LIBOR + 0.13%, 0.31%, 9/8/2021 (a) (c)	8,516,000	8,520,769
Korea Development Bank:
3 Month USD LIBOR + 0.48%, 0.71%, 10/1/2022 (a)	3,240,000	3,251,016
3 Month USD LIBOR + 0.71%, 0.89%, 2/27/2022 (a)	4,060,000	4,077,336

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.73%, 0.96%, 7/6/2022 (a)	$1,495,000	$1,504,105
Update Replacements.xls: SOFRRATE + .250%, 0.26%, 3/9/2024 (a)	2,000,000	1,996,740
Series EMTN, 3 Month USD LIBOR + 0.35%, 0.54%, 2/18/2023 (a)	1,000,000	1,001,690
Kreditanstalt fuer Wiederaufbau Update Replacements.xls: SOFRRATE + 1.000%, 1.02%, 2/12/2024 (a)	5,000,000	5,126,900
Landwirtschaftliche Rentenbank:
3 Month USD LIBOR + 0.04%, 0.26%, 1/12/2022 (a) (c)	4,619,000	4,620,247
3 Month USD LIBOR + 0.25%, 0.43%, 6/3/2021 (a) (c)	7,211,000	7,214,461
Nederlandse Waterschapsbank NV Series 144A, 3 Month USD LIBOR + 0.07%, 0.25%, 12/15/2021 (a) (c)	19,120,000	19,128,413
Svensk Exportkredit AB SOFR + 1.00%, 1.02%, 5/25/2023 (a)	6,000,000	6,110,040
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $378,207,910)		378,932,150
Shares
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (f) (g)	31,729,093	31,738,611
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	34,470,195	$34,470,195
TOTAL SHORT-TERM INVESTMENTS (Cost $66,208,806)		66,208,806
TOTAL INVESTMENTS — 102.0% (Cost $2,385,192,074)		2,389,438,663
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(47,110,478)
NET ASSETS — 100.0%		$2,342,328,185
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 22.2% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	When-issued security.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
EMTN	Euro Medium Term Note
FRN	Floating Rate Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,944,297,707	$—	$1,944,297,707
Foreign Government Obligations	—	378,932,150	—	378,932,150
Short-Term Investments	66,208,806	—	—	66,208,806
TOTAL INVESTMENTS	$66,208,806	$2,323,229,857	$—	$2,389,438,663
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	32,615,093	$32,628,139	$686,721,046	$687,605,781	$(5,779)	$986	31,729,093	$31,738,611	$22,831
State Street Navigator Securities Lending Portfolio II	44,141,145	44,141,145	252,711,928	262,382,878	—	—	34,470,195	34,470,195	51,584
Total		$76,769,284	$939,432,974	$949,988,659	$(5,779)	$986		$66,208,806	$74,415
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 96.9%
ADVERTISING — 0.3%
Clear Channel International BV 6.63%, 8/1/2025 (a) (b)	$2,143,000	$2,239,649
MDC Partners, Inc. 7.50%, 5/1/2024 (a) (c)	6,716,000	6,809,554
Outfront Media Capital LLC/Outfront Media Capital Corp. 6.25%, 6/15/2025 (a) (b)	2,641,000	2,800,437
		11,849,640
AEROSPACE & DEFENSE — 2.7%
Bombardier, Inc.:
5.75%, 3/15/2022 (a)	5,743,000	6,000,057
8.75%, 12/1/2021 (a) (b)	9,233,000	9,711,454
Howmet Aerospace, Inc.:
5.13%, 10/1/2024 (b)	6,065,000	6,666,284
5.87%, 2/23/2022	7,786,000	8,044,651
6.88%, 5/1/2025	9,357,000	10,838,962
Rolls-Royce PLC 3.63%, 10/14/2025 (a) (b)	4,028,000	4,040,124
Spirit AeroSystems, Inc.:
5.50%, 1/15/2025 (a)	6,167,000	6,518,396
7.50%, 4/15/2025 (a)	7,809,000	8,392,566
SSL Robotics LLC 9.75%, 12/31/2023 (a)	5,242,000	5,891,589
TransDigm, Inc.:
6.25%, 3/15/2026 (a)	16,413,000	17,399,914
8.00%, 12/15/2025 (a)	6,120,000	6,665,414
6.50%, 5/15/2025 (b)	6,867,000	7,016,563
Triumph Group, Inc.:
6.25%, 9/15/2024 (a) (b)	3,410,000	3,460,911
7.75%, 8/15/2025	1,428,000	1,440,609
8.88%, 6/1/2024 (a)	6,963,000	7,798,560
		109,886,054
AGRICULTURE — 0.2%
JBS Investments II GmbH 7.00%, 1/15/2026 (a)	7,666,000	8,169,963
Turning Point Brands, Inc. 5.63%, 2/15/2026 (a) (b)	160,000	166,094
		8,336,057
AIRLINES — 2.5%
Air Canada 7.75%, 4/15/2021 (a) (b)	3,264,000	3,264,783
American Airlines 2013-2 Pass Through Trust Class A, 4.95%, 7/15/2024	4,426,716	4,422,776
American Airlines Group, Inc.:
3.75%, 3/1/2025 (a) (b)	6,839,000	5,825,871
5.00%, 6/1/2022 (a) (b)	6,317,000	6,206,263
Security Description	Principal Amount	Value
American Airlines, Inc. 11.75%, 7/15/2025 (a) (b)	$14,264,000	$17,637,436
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.50%, 4/20/2026 (a)	9,280,000	9,652,778
Delta Air Lines, Inc.:
2.90%, 10/28/2024 (b)	11,873,000	11,842,486
3.40%, 4/19/2021	4,228,000	4,227,112
3.63%, 3/15/2022	6,775,000	6,842,208
7.38%, 1/15/2026 (b)	6,486,000	7,640,443
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. 5.75%, 1/20/2026 (a)	7,320,345	7,759,127
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a)	6,748,000	7,625,712
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 7/15/2027	2,019,000	2,096,408
United Airlines Holdings, Inc.:
4.25%, 10/1/2022 (b)	4,897,900	4,983,368
4.88%, 1/15/2025	225,000	228,130
US Airways 2013-1 Pass Through Trust Class A, 3.95%, 5/15/2027	155,014	152,494
		100,407,395
APPAREL — 0.4%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	2,383,000	2,527,243
4.88%, 5/15/2026 (a) (b)	2,316,000	2,484,535
5.38%, 5/15/2025 (a)	5,205,000	5,503,038
Levi Strauss & Co. 5.00%, 5/1/2025	720,000	733,846
Michael Kors USA, Inc. 4.50%, 11/1/2024 (a) (b)	100,000	104,790
William Carter Co. 5.50%, 5/15/2025 (a)	3,496,000	3,732,854
		15,086,306
AUTO MANUFACTURERS — 3.6%
Aston Martin Capital Holdings, Ltd. 10.50%, 11/30/2025 (a) (b)	6,675,000	7,377,077
Ford Motor Co.:
8.50%, 4/21/2023	12,475,000	13,909,999
9.00%, 4/22/2025	7,238,000	8,762,033
Ford Motor Credit Co. LLC:
2.98%, 8/3/2022	235,000	238,121
3.09%, 1/9/2023	7,385,000	7,506,852
3.10%, 5/4/2023	3,964,000	4,030,516
3.22%, 1/9/2022 (b)	707,000	715,343

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.35%, 11/1/2022	$7,443,000	$7,584,268
3.37%, 11/17/2023	986,000	1,010,975
3.38%, 11/13/2025	1,718,000	1,743,392
3.47%, 4/5/2021 (b)	1,390,000	1,390,000
3.66%, 9/8/2024	3,957,000	4,075,750
3.81%, 10/12/2021 (b)	4,136,000	4,181,786
4.13%, 8/4/2025	1,581,000	1,655,022
4.14%, 2/15/2023	1,692,000	1,755,975
4.25%, 9/20/2022	2,704,000	2,798,072
5.13%, 6/16/2025	4,500,000	4,858,245
5.58%, 3/18/2024	7,370,000	7,958,494
5.60%, 1/7/2022 (b)	8,796,000	9,046,510
5.88%, 8/2/2021	3,369,000	3,415,391
Series GMTN, 4.39%, 1/8/2026	6,840,000	7,200,878
Jaguar Land Rover Automotive PLC:
5.63%, 2/1/2023 (a) (b)	4,881,000	4,883,294
7.75%, 10/15/2025 (a)	5,067,000	5,492,071
Navistar International Corp.:
6.63%, 11/1/2025 (a)	8,261,000	8,587,640
9.50%, 5/1/2025 (a)	4,871,000	5,358,100
Stellantis NV 5.25%, 4/15/2023	5,711,000	6,182,900
Tesla, Inc. 5.30%, 8/15/2025 (a)	12,749,000	13,231,550
		144,950,254
AUTO PARTS & EQUIPMENT — 1.3%
Adient US LLC 9.00%, 4/15/2025 (a)	6,333,000	7,038,243
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025 (b)	4,207,000	4,334,094
6.25%, 3/15/2026 (b)	1,957,000	2,005,866
Clarios Global L.P. 6.75%, 5/15/2025 (a)	3,114,000	3,326,219
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a) (b)	6,149,000	6,340,787
Dana, Inc. 5.50%, 12/15/2024 (b)	2,677,000	2,733,217
Goodyear Tire & Rubber Co.:
5.13%, 11/15/2023 (b)	6,309,000	6,331,523
9.50%, 5/31/2025 (b)	5,273,000	5,911,613
ZF North America Capital, Inc.:
4.50%, 4/29/2022 (a)	6,446,000	6,614,176
4.75%, 4/29/2025 (a)	7,138,000	7,662,144
		52,297,882
BANKS — 1.9%
CIT Group, Inc.:
4.75%, 2/16/2024	6,673,000	7,245,744
5.00%, 8/15/2022	6,774,000	7,148,399
5.00%, 8/1/2023	8,450,000	9,161,912
Security Description	Principal Amount	Value
5.25%, 3/7/2025	$5,670,000	$6,391,734
Commerzbank AG 8.13%, 9/19/2023 (a)	5,349,000	6,111,393
Deutsche Bank AG 4.50%, 4/1/2025 (b)	10,141,000	10,833,022
Freedom Mortgage Corp. 8.13%, 11/15/2024 (a) (b)	5,354,000	5,576,619
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	12,309,000	13,417,672
5.71%, 1/15/2026 (a)	10,211,000	11,435,095
		77,321,590
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 5.50%, 4/1/2025 (a)	5,099,000	5,244,067
BUILDING MATERIALS — 0.3%
American Woodmark Corp. 4.88%, 3/15/2026 (a)	2,595,000	2,660,316
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 7/15/2025 (a)	5,828,000	6,279,029
Jeld-Wen, Inc. 4.63%, 12/15/2025 (a)	3,109,000	3,162,071
		12,101,416
CHEMICALS — 2.2%
Ashland LLC 4.75%, 8/15/2022	226,000	234,938
Blue Cube Spinco LLC 10.00%, 10/15/2025	1,049,000	1,107,104
CF Industries, Inc. 3.45%, 6/1/2023	3,238,000	3,378,108
Chemours Co. 7.00%, 5/15/2025 (b)	5,793,000	5,957,811
Consolidated Energy Finance SA 6.88%, 6/15/2025 (a)	5,688,000	5,802,272
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a) (b)	2,600,000	2,473,588
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a)	5,740,000	5,785,576
Eurochem Finance DAC Series REGS, 5.50%, 3/13/2024	4,458,000	4,853,915
GPD Cos., Inc. 10.13%, 4/1/2026 (a)	1,657,000	1,818,558
INEOS Group Holdings SA 5.63%, 8/1/2024 (a)	4,854,000	4,915,403
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	6,149,000	6,142,482
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25%, 12/15/2025 (a)	1,336,000	1,340,770
OCI NV:
4.63%, 10/15/2025 (a)	557,000	574,050

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 11/1/2024 (a)	$4,881,000	$5,076,435
Olin Corp. 9.50%, 6/1/2025 (a) (b)	5,273,000	6,513,737
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	2,440,000	2,525,351
Rayonier AM Products, Inc.:
5.50%, 6/1/2024 (a) (b)	963,000	924,393
7.63%, 1/15/2026 (a)	10,459,000	11,108,608
SPCM SA 4.88%, 9/15/2025 (a)	6,375,000	6,552,926
TPC Group, Inc. 10.50%, 8/1/2024 (a)	7,227,000	6,530,100
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	1,470,000	1,510,440
Tronox Finance PLC 5.75%, 10/1/2025 (a) (b)	161,000	167,944
Tronox, Inc. 6.50%, 5/1/2025 (a)	4,209,000	4,509,986
		89,804,495
COAL — 0.1%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a) (b)	4,053,000	4,201,664
COMMERCIAL SERVICES — 2.7%
ADT Security Corp.:
3.50%, 7/15/2022	7,803,100	7,951,983
4.13%, 6/15/2023	5,794,000	6,022,631
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	5,171,000	4,654,934
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	4,273,000	4,360,041
Alta Equipment Group, Inc. 5.63%, 4/15/2026 (a) (d)	1,150,000	1,165,663
APX Group, Inc.:
7.63%, 9/1/2023 (b)	1,705,000	1,764,215
7.88%, 12/1/2022	7,315,000	7,344,333
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.25%, 3/15/2025 (a) (b)	1,103,000	1,119,589
6.38%, 4/1/2024 (a) (b)	1,002,000	1,018,323
Brink's Co. 5.50%, 7/15/2025 (a)	3,680,000	3,885,234
Capitol Investment Merger Sub 2 LLC 10.00%, 8/1/2024 (a)	113,000	122,152
IHS Markit, Ltd.:
3.63%, 5/1/2024	4,748,000	5,103,103
4.00%, 3/1/2026 (a)	3,281,000	3,615,400
4.75%, 2/15/2025 (a)	5,729,000	6,405,251
5.00%, 11/1/2022 (a)	6,141,000	6,484,282
Security Description	Principal Amount	Value
Jaguar Holding Co. II/PPD Development L.P. 4.63%, 6/15/2025 (a)	$1,498,000	$1,559,852
Laureate Education, Inc. 8.25%, 5/1/2025 (a)	3,684,000	3,857,037
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5.00%, 2/1/2026 (a) (b)	2,008,000	2,044,907
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a)	4,019,000	4,116,501
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/2022 (a)	6,101,000	6,106,979
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 4/15/2024 (a)	8,480,000	9,046,973
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	5,163,000	5,311,333
Sabre GLBL, Inc.:
7.38%, 9/1/2025 (a)	4,054,000	4,423,725
9.25%, 4/15/2025 (a)	6,058,000	7,236,220
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	5,545,000	4,900,116
		109,620,777
COMPUTERS — 1.7%
Dell International LLC/EMC Corp.:
5.88%, 6/15/2021 (a)	2,483,000	2,489,381
7.13%, 6/15/2024 (a)	12,491,000	12,855,737
Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (a)	3,015,000	3,355,122
EMC Corp. 3.38%, 6/1/2023 (b)	7,844,000	8,101,911
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	5,587,000	2,019,365
NCR Corp. 8.13%, 4/15/2025 (a)	909,000	995,137
Seagate HDD Cayman:
4.75%, 6/1/2023 (b)	237,000	252,799
4.75%, 1/1/2025 (b)	3,235,000	3,513,437
4.88%, 3/1/2024	5,219,000	5,602,022
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	12,393,000	12,661,804
Vericast Corp. 8.38%, 8/15/2022 (a) (b)	606,000	613,084
Western Digital Corp. 4.75%, 2/15/2026 (b)	15,063,000	16,609,368
		69,069,167

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
COSMETICS/PERSONAL CARE — 0.3%
Avon Products, Inc. 6.50%, 3/15/2023 (b)	$6,607,000	$7,047,356
Edgewell Personal Care Co. 4.70%, 5/24/2022	4,467,000	4,676,592
Revlon Consumer Products Corp. 6.25%, 8/1/2024	4,500,000	1,589,895
		13,313,843
DISTRIBUTION & WHOLESALE — 0.6%
Avient Corp.:
5.25%, 3/15/2023	2,000	2,157
5.75%, 5/15/2025 (a)	7,829,000	8,317,764
G-III Apparel Group, Ltd. 7.88%, 8/15/2025 (a) (b)	1,872,000	2,052,611
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a) (b)	7,933,000	8,073,414
Performance Food Group, Inc. 5.50%, 6/1/2024 (a)	3,153,000	3,165,580
Wolverine Escrow LLC 8.50%, 11/15/2024 (a)	4,410,000	4,407,619
		26,019,145
DIVERSIFIED FINANCIAL SERVICES — 4.8%
Ally Financial, Inc. 5.75%, 11/20/2025 (b)	11,228,000	12,757,254
Credit Acceptance Corp.:
5.13%, 12/31/2024 (a)	2,950,000	3,026,700
6.63%, 3/15/2026 (b)	2,690,000	2,831,225
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	4,028,000	4,036,821
Fairstone Financial, Inc. 7.88%, 7/15/2024 (a)	1,654,000	1,737,428
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	788,000	813,555
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	2,928,000	2,949,462
Genworth Mortgage Holdings, Inc. 6.50%, 8/15/2025 (a) (b)	7,069,000	7,622,927
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	7,469,674	7,149,150
goeasy, Ltd. 5.38%, 12/1/2024 (a)	4,248,000	4,404,029
Home Point Capital, Inc. 5.00%, 2/1/2026 (a)	6,463,000	6,402,765
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024	10,013,000	10,403,907
6.25%, 2/1/2022	2,485,000	2,486,565
6.38%, 12/15/2025	5,108,000	5,276,360
Security Description	Principal Amount	Value
LD Holdings Group LLC 6.50%, 11/1/2025 (a)	$5,625,000	$5,892,469
Navient Corp.:
4.88%, 3/15/2028	3,068,000	3,003,204
5.50%, 1/25/2023 (b)	7,965,000	8,275,954
5.88%, 10/25/2024	2,966,000	3,125,541
6.50%, 6/15/2022	6,822,000	7,166,374
6.63%, 7/26/2021	4,569,000	4,655,537
6.75%, 6/25/2025	2,945,000	3,197,622
7.25%, 9/25/2023	4,019,000	4,352,577
Series MTN, 6.13%, 3/25/2024	9,174,000	9,715,633
Series MTN, 7.25%, 1/25/2022	7,889,000	8,176,712
OneMain Finance Corp.:
5.63%, 3/15/2023	4,734,000	5,024,668
6.13%, 5/15/2022	3,827,000	4,006,448
6.13%, 3/15/2024	6,344,000	6,853,233
6.88%, 3/15/2025	12,656,000	14,405,945
7.13%, 3/15/2026	11,346,000	13,144,341
8.88%, 6/1/2025	4,803,000	5,321,868
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (a)	2,042,000	2,110,244
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	3,501,000	3,563,318
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a) (b)	1,636,000	1,663,828
United Wholesale Mortgage LLC 5.50%, 11/15/2025 (a)	9,152,000	9,542,699
Voyager Aviation Holdings LLC/Voyager Finance Co. 9.00%, 8/15/2021 (a)	3,548,000	1,764,917
		196,861,280
ELECTRIC — 1.1%
Calpine Corp. 5.25%, 6/1/2026 (a)	3,232,000	3,328,960
DPL, Inc. 4.13%, 7/1/2025 (a)	6,563,000	6,955,599
Drax Finco PLC 6.63%, 11/1/2025 (a)	6,386,000	6,612,703
FirstEnergy Corp.:
Series A, 3.35%, 7/15/2022	8,189,000	8,330,260
Series B, 4.75%, 3/15/2023 (b)	4,522,000	4,784,141
FirstEnergy Transmission LLC 4.35%, 1/15/2025 (a)	1,644,000	1,799,407
InterGen NV 7.00%, 6/30/2023 (a)	475,000	460,684
NextEra Energy Operating Partners L.P.:
4.25%, 7/15/2024 (a)	5,708,000	6,007,784

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 9/15/2024 (a)	$69,000	$72,850
Talen Energy Supply LLC:
6.50%, 6/1/2025 (b)	2,296,000	1,845,869
10.50%, 1/15/2026 (a)	5,430,000	4,795,450
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	241,000	247,030
TransAlta Corp. 4.50%, 11/15/2022 (b)	898,000	932,941
		46,173,678
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Wesco Distribution, Inc. 7.13%, 6/15/2025 (a)	11,975,000	13,093,585
ELECTRONICS — 0.4%
Brightstar Escrow Corp. 9.75%, 10/15/2025 (a)	2,864,000	3,110,390
Ingram Micro, Inc. 5.45%, 12/15/2024	1,508,000	1,718,954
Sensata Technologies B.V.:
4.88%, 10/15/2023 (a)	3,380,000	3,619,202
5.00%, 10/1/2025 (a)	3,684,999	4,071,666
5.63%, 11/1/2024 (a) (b)	4,899,000	5,433,824
		17,954,036
ENERGY-ALTERNATE SOURCES — 0.2%
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	4,254,000	4,459,213
TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	5,290,875	5,462,405
		9,921,618
ENGINEERING & CONSTRUCTION — 0.5%
Abengoa Abenewco 2 SAU PIK 1.50%, 10/26/2024 (a) (e)	4,521,313	22,607
AECOM 5.88%, 10/15/2024	394,000	442,695
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a) (b)	7,347,000	7,387,482
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	3,521,000	3,670,748
Fluor Corp. 3.50%, 12/15/2024 (b)	2,380,000	2,448,615
New Enterprise Stone & Lime Co., Inc. 6.25%, 3/15/2026 (a)	38,000	39,018
PowerTeam Services LLC 9.03%, 12/4/2025 (a)	7,167,000	7,901,904
		21,913,069
Security Description	Principal Amount	Value
ENTERTAINMENT — 3.8%
AMC Entertainment Holdings, Inc. 10.50%, 4/15/2025 (a) (b)	$2,871,000	$3,068,726
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	4,253,000	4,420,909
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	22,880,000	24,398,546
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a) (b)	12,371,000	13,053,384
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp. 5.38%, 6/1/2024	1,464,000	1,476,942
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 5/1/2025 (a)	7,492,000	7,888,027
Cinemark USA, Inc.:
4.88%, 6/1/2023	4,186,000	4,161,763
5.88%, 3/15/2026 (a) (b)	3,404,000	3,487,534
8.75%, 5/1/2025 (a) (b)	765,000	837,866
Cirsa Finance International Sarl 7.88%, 12/20/2023 (a) (b)	3,248,000	3,322,931
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	8,958,000	8,996,430
International Game Technology PLC:
4.13%, 4/15/2026 (a) (b)	1,965,000	2,013,044
6.50%, 2/15/2025 (a) (b)	11,845,000	13,002,138
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (a) (b)	1,157,000	1,204,668
Lions Gate Capital Holdings LLC:
5.88%, 11/1/2024 (a)	3,382,000	3,481,363
6.38%, 2/1/2024 (a)	2,615,000	2,698,366
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	3,930,000	3,998,225
Mohegan Gaming & Entertainment 8.00%, 2/1/2026 (a)	13,035,000	13,132,372
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	8,263,000	8,555,510
8.25%, 3/15/2026 (a)	1,384,000	1,488,201
8.63%, 7/1/2025 (a)	5,105,000	5,547,757
SeaWorld Parks & Entertainment, Inc. 9.50%, 8/1/2025 (a) (b)	3,053,000	3,320,870
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	4,004,000	4,048,124

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	$7,655,000	$8,271,687
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.75%, 4/15/2025 (a)	6,230,000	6,753,507
		152,628,890
ENVIRONMENTAL CONTROL — 0.8%
Covanta Holding Corp. 5.88%, 7/1/2025	5,984,000	6,204,331
GFL Environmental, Inc.:
3.75%, 8/1/2025 (a)	6,826,000	6,927,571
4.25%, 6/1/2025 (a)	6,286,000	6,469,677
Stericycle, Inc. 5.38%, 7/15/2024 (a)	8,141,000	8,402,245
Tervita Corp. 11.00%, 12/1/2025 (a)	1,346,000	1,526,902
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	4,309,000	4,407,633
		33,938,359
FOOD — 1.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a)	7,708,000	7,678,710
3.50%, 2/15/2023 (a)	8,656,000	8,856,213
B&G Foods, Inc. 5.25%, 4/1/2025 (b)	5,021,000	5,167,312
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	2,962,000	2,887,061
Del Monte Foods, Inc. 11.88%, 5/15/2025 (a)	1,020,000	1,178,151
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	6,420,000	6,608,555
Kraft Heinz Foods Co.:
3.50%, 6/6/2022	520,000	536,505
4.00%, 6/15/2023	686,000	733,437
Lamb Weston Holdings, Inc. 4.63%, 11/1/2024 (a)	5,566,000	5,775,059
Pilgrim's Pride Corp. 5.75%, 3/15/2025 (a)	5,678,000	5,799,509
US Foods, Inc. 6.25%, 4/15/2025 (a)	7,173,000	7,689,815
		52,910,327
FOOD SERVICE — 0.5%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a) (b)	5,780,000	5,926,465
6.38%, 5/1/2025 (a) (b)	11,876,000	12,589,035
		18,515,500
Security Description	Principal Amount	Value
FOREST PRODUCTS & PAPER — 0.0% (f)
Resolute Forest Products, Inc. 4.88%, 3/1/2026 (a)	$749,000	$750,798
GAS — 0.3%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	3,493,000	3,796,123
5.63%, 5/20/2024	6,719,000	7,472,939
		11,269,062
HAND & MACHINE TOOLS — 0.2%
Colfax Corp.:
6.00%, 2/15/2024 (a)	5,498,000	5,672,671
6.38%, 2/15/2026 (a)	1,022,000	1,089,258
		6,761,929
HEALTH CARE SERVICES — 4.4%
Air Methods Corp. 8.00%, 5/15/2025 (a)	2,246,000	2,122,043
Akumin, Inc. 7.00%, 11/1/2025 (a)	2,798,000	2,973,546
CHS/Community Health Systems, Inc.:
6.63%, 2/15/2025 (a)	8,456,000	8,953,128
8.00%, 3/15/2026 (a)	10,072,000	10,883,098
8.13%, 6/30/2024 (a)	7,665,000	8,051,623
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	50,000	51,959
HCA, Inc.:
5.38%, 2/1/2025	20,244,000	22,585,421
5.88%, 5/1/2023	7,605,000	8,274,012
5.88%, 2/15/2026	7,328,000	8,427,200
Legacy LifePoint Health LLC 6.75%, 4/15/2025 (a)	6,444,000	6,859,767
ModivCare, Inc. 5.88%, 11/15/2025 (a)	4,901,000	5,163,841
Molina Healthcare, Inc. 5.38%, 11/15/2022 (b)	7,229,000	7,582,643
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	5,963,000	6,374,626
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	8,845,000	9,153,160
Tenet Healthcare Corp.:
4.63%, 7/15/2024	13,964,000	14,254,032
4.63%, 9/1/2024 (a)	6,649,000	6,847,739
4.88%, 1/1/2026 (a)	12,953,000	13,460,628
5.13%, 5/1/2025	12,475,000	12,653,018
6.75%, 6/15/2023	13,711,000	14,861,079
7.50%, 4/1/2025 (a)	7,756,000	8,369,810

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	$2,668,000	$2,767,223
		180,669,596
HOLDING COMPANIES-DIVERSIFIED — 0.3%
Stena AB 7.00%, 2/1/2024 (a) (b)	3,584,000	3,579,269
Stena International SA:
5.75%, 3/1/2024 (a)	422,000	426,642
6.13%, 2/1/2025 (a)	5,875,000	5,909,428
VistaJet Malta Finance PLC/XO Management Holding, Inc. 10.50%, 6/1/2024 (a)	1,553,000	1,694,478
		11,609,817
HOME BUILDERS — 1.1%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.38%, 5/15/2025 (a)	323,000	330,268
Empire Communities Corp. 7.00%, 12/15/2025 (a)	5,998,000	6,340,966
Forestar Group, Inc. 8.00%, 4/15/2024 (a)	1,400,000	1,460,676
KB Home:
7.00%, 12/15/2021 (b)	6,537,000	6,701,144
7.50%, 9/15/2022 (b)	3,260,000	3,521,974
7.63%, 5/15/2023	3,247,000	3,524,131
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	6,134,000	6,515,719
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.88%, 4/15/2023 (a)	2,903,000	3,090,737
Toll Brothers Finance Corp.:
4.38%, 4/15/2023	4,766,660	4,993,267
4.88%, 11/15/2025	597,000	666,777
5.88%, 2/15/2022	4,968,000	5,096,969
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	1,408,000	1,555,840
		43,798,468
HOUSEHOLD PRODUCTS & WARES — 0.2%
Spectrum Brands, Inc. 5.75%, 7/15/2025 (b)	5,888,000	6,076,298
HOUSEWARES — 0.5%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a) (b)	7,426,000	7,959,261
Newell Brands, Inc.:
4.35%, 4/1/2023	7,150,000	7,536,815
4.88%, 6/1/2025 (b)	3,688,000	4,071,368
		19,567,444
Security Description	Principal Amount	Value
INSURANCE — 1.0%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025 (a)	$7,626,000	$7,873,845
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 4.25%, 10/15/2027 (a)	3,140,000	3,163,738
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	5,991,000	6,178,998
Genworth Holdings, Inc.:
7.63%, 9/24/2021 (b)	4,685,000	4,808,637
Series ., 4.80%, 2/15/2024 (b)	2,997,000	2,891,506
Series ., 4.90%, 8/15/2023 (b)	3,787,000	3,718,720
Radian Group, Inc. 4.50%, 10/1/2024	5,055,000	5,271,101
USI, Inc. 6.88%, 5/1/2025 (a)	4,727,000	4,806,225
		38,712,770
INTERNET — 1.3%
Cablevision Lightpath LLC 3.88%, 9/15/2027 (a) (b)	1,721,000	1,710,691
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (a) (b)	3,847,000	3,949,907
Netflix, Inc.:
3.63%, 6/15/2025 (a) (b)	4,248,000	4,529,685
5.50%, 2/15/2022 (b)	5,458,000	5,671,517
5.75%, 3/1/2024	4,114,000	4,610,436
5.88%, 2/15/2025 (b)	8,007,000	9,170,097
NortonLifeLock, Inc.:
3.95%, 6/15/2022 (b)	653,000	666,269
5.00%, 4/15/2025 (a)	8,369,000	8,478,467
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	2,760,000	2,984,250
Uber Technologies, Inc. 7.50%, 5/15/2025 (a)	7,953,000	8,577,629
VeriSign, Inc. 5.25%, 4/1/2025 (b)	3,823,000	4,306,762
Zayo Group LLC/Zayo Capital, Inc. 6.00%, 4/1/2023	95,000	95,050
		54,750,760
IRON/STEEL — 0.9%
Allegheny Technologies, Inc. 7.88%, 8/15/2023	3,139,000	3,403,398
ArcelorMittal SA:
3.60%, 7/16/2024	6,020,000	6,368,257
4.55%, 3/11/2026	4,383,000	4,871,266
Cleveland-Cliffs, Inc.:
6.75%, 3/15/2026 (a)	5,311,000	5,773,270
9.88%, 10/17/2025 (a)	7,079,000	8,292,978

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
United States Steel Corp.:
6.25%, 3/15/2026 (b)	$2,373,000	$2,399,862
6.88%, 8/15/2025 (b)	5,718,000	5,835,962
		36,944,993
LEISURE TIME — 3.2%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (g)	1,771,000	18
Carlson Travel, Inc.:
6.75%, 12/15/2025 (a)	751,000	689,042
11.50%, 12/15/2026 (a)	300,000	227,685
Carnival Corp.:
7.63%, 3/1/2026 (a)	5,301,000	5,698,628
10.50%, 2/1/2026 (a) (b)	9,537,000	11,163,440
11.50%, 4/1/2023 (a)	18,763,000	21,416,276
Life Time, Inc. 5.75%, 1/15/2026 (a)	8,722,000	8,974,415
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a)	5,579,000	5,264,177
5.88%, 3/15/2026 (a)	8,386,000	8,468,770
10.25%, 2/1/2026 (a)	5,487,000	6,431,148
12.25%, 5/15/2024 (a)	4,237,000	5,129,058
Royal Caribbean Cruises, Ltd.:
5.25%, 11/15/2022 (b)	7,924,000	8,171,863
9.13%, 6/15/2023 (a) (b)	12,573,000	13,847,148
10.88%, 6/1/2023 (a)	5,348,000	6,151,162
11.50%, 6/1/2025 (a)	13,827,000	16,122,420
Silversea Cruise Finance, Ltd. 7.25%, 2/1/2025 (a)	3,791,000	3,922,775
Viking Cruises, Ltd. 13.00%, 5/15/2025 (a)	5,898,000	6,936,461
		128,614,486
LODGING — 2.7%
Boyd Gaming Corp. 8.63%, 6/1/2025 (a)	3,108,000	3,455,661
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a) (b)	8,378,000	8,721,666
10.75%, 9/1/2024 (a) (b)	2,722,000	2,881,890
Hilton Domestic Operating Co., Inc. 5.38%, 5/1/2025 (a)	3,301,000	3,479,056
Marriott Ownership Resorts, Inc. 6.13%, 9/15/2025 (a)	2,429,000	2,583,824
MGM China Holdings, Ltd. 5.38%, 5/15/2024 (a)	10,407,000	10,725,246
MGM Resorts International:
5.75%, 6/15/2025	5,963,000	6,496,569
6.00%, 3/15/2023	6,697,000	7,176,103
6.75%, 5/1/2025 (b)	4,277,000	4,610,606
7.75%, 3/15/2022	12,787,000	13,482,869
Studio City Finance, Ltd. 6.00%, 7/15/2025 (a) (b)	2,874,000	3,027,788
Security Description	Principal Amount	Value
Travel + Leisure Co. 6.60%, 10/1/2025	$1,460,000	$1,636,981
Universal Entertainment Corp. 8.50%, 12/11/2024 (a) (b)	4,430,000	4,763,446
Wyndham Destinations, Inc. 4.25%, 3/1/2022 (b)	8,286,000	8,377,312
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a) (b)	3,539,000	3,601,251
5.50%, 3/1/2025 (a) (b)	13,593,000	14,353,664
Wynn Macau, Ltd.:
5.50%, 1/15/2026 (a)	2,583,000	2,694,095
4.88%, 10/1/2024 (a) (b)	6,223,000	6,306,077
		108,374,104
MACHINERY, CONSTRUCTION & MINING — 0.2%
BWX Technologies, Inc. 5.38%, 7/15/2026 (a)	2,174,000	2,248,220
Terex Corp. 5.63%, 2/1/2025 (a)	5,839,000	6,003,251
		8,251,471
MACHINERY-DIVERSIFIED — 0.2%
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a) (b)	2,950,000	2,891,059
Husky III Holding, Ltd. 13.00%, 2/15/2025 (a)	2,732,000	2,982,579
RBS Global, Inc./Rexnord LLC 4.88%, 12/15/2025 (a)	1,498,000	1,532,604
Welbilt, Inc. 9.50%, 2/15/2024 (b)	1,688,000	1,738,758
		9,145,000
MEDIA — 5.1%
AMC Networks, Inc.:
4.75%, 8/1/2025 (b)	10,285,500	10,558,889
5.00%, 4/1/2024 (b)	2,689,000	2,741,327
Beasley Mezzanine Holdings LLC 8.63%, 2/1/2026 (a)	1,276,000	1,280,938
Cablevision Systems Corp. 5.88%, 9/15/2022	11,392,000	12,024,939
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a) (b)	4,393,000	4,441,587
5.75%, 2/15/2026 (a) (b)	13,931,000	14,388,494
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (b)	5,726,000	5,841,780
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024	9,166,000	9,556,655
CSC Holdings LLC:
5.25%, 6/1/2024	3,928,000	4,233,873
6.75%, 11/15/2021	9,552,000	9,826,620

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
DISH DBS Corp.:
5.00%, 3/15/2023 (b)	$10,550,000	$11,009,030
5.88%, 7/15/2022 (b)	12,352,000	12,897,341
5.88%, 11/15/2024 (b)	17,608,000	18,425,187
6.75%, 6/1/2021	13,862,000	13,971,371
Entercom Media Corp. 7.25%, 11/1/2024 (a) (b)	2,709,000	2,809,396
EW Scripps Co. 5.13%, 5/15/2025 (a)	80,000	81,591
McGraw Hill LLC/McGraw-Hill Global Education Finance, Inc. 8.00%, 11/30/2024 (a)	7,587,000	7,643,827
Meredith Corp. 6.88%, 2/1/2026 (b)	3,779,000	3,888,515
Quebecor Media, Inc. 5.75%, 1/15/2023	6,497,000	6,927,946
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	8,484,000	8,534,310
4.63%, 7/15/2024 (a)	14,578,000	15,006,302
TEGNA, Inc. 4.75%, 3/15/2026 (a)	3,899,000	4,137,775
Townsquare Media, Inc. 6.88%, 2/1/2026 (a) (b)	3,893,000	4,142,970
Univision Communications, Inc.:
5.13%, 2/15/2025 (a)	9,864,000	9,991,246
6.63%, 6/1/2027 (a)	2,205,000	2,355,116
9.50%, 5/1/2025 (a)	960,000	1,057,411
Videotron, Ltd.:
5.00%, 7/15/2022	7,407,000	7,712,391
5.38%, 6/15/2024 (a)	2,754,000	3,033,503
		208,520,330
METAL FABRICATE & HARDWARE — 0.2%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	6,524,000	6,662,765
MINING — 1.5%
Alcoa Nederland Holding B.V. 6.75%, 9/30/2024 (a)	6,777,000	7,006,469
Arconic Corp. 6.00%, 5/15/2025 (a)	6,257,000	6,744,858
Coeur Mining, Inc. 5.13%, 2/15/2029 (a) (b)	3,137,000	2,997,560
Constellium SE:
5.75%, 5/15/2024 (a)	7,366,000	7,456,823
5.88%, 2/15/2026 (a) (b)	4,603,000	4,743,668
FMG Resources August 2006 Pty, Ltd.:
4.75%, 5/15/2022 (a) (b)	60,000	61,888
5.13%, 3/15/2023 (a)	113,000	120,815
5.13%, 5/15/2024 (a)	15,000	16,389
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022 (b)	3,471,253	3,519,955
Security Description	Principal Amount	Value
3.88%, 3/15/2023	$6,778,000	$7,056,034
4.55%, 11/14/2024	8,667,000	9,482,651
Kaiser Aluminum Corp. 6.50%, 5/1/2025 (a)	1,743,000	1,846,116
Perenti Finance Pty, Ltd. 6.50%, 10/7/2025 (a) (b)	4,294,000	4,548,763
Taseko Mines, Ltd. 7.00%, 2/15/2026 (a)	4,990,000	5,079,071
		60,681,060
MISCELLANEOUS MANUFACTURER — 1.4%
Bombardier, Inc.:
6.00%, 10/15/2022 (a) (b)	9,318,000	9,315,857
6.13%, 1/15/2023 (a)	7,156,500	7,449,344
7.50%, 12/1/2024 (a)	9,537,000	9,530,610
7.50%, 3/15/2025 (a)	10,726,000	10,560,391
FXI Holdings, Inc. 7.88%, 11/1/2024 (a)	2,714,000	2,795,420
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a) (b)	5,548,000	5,823,958
Hillenbrand, Inc. 5.75%, 6/15/2025 (b)	4,072,000	4,352,561
Koppers, Inc. 6.00%, 2/15/2025 (a)	2,383,000	2,456,563
LSB Industries, Inc. 9.63%, 5/1/2023 (a)	1,672,000	1,723,230
Trinity Industries, Inc. 4.55%, 10/1/2024	4,475,000	4,652,299
		58,660,233
OFFICE & BUSINESS EQUIPMENT — 0.6%
CDW LLC/CDW Finance Corp.:
4.13%, 5/1/2025	7,083,000	7,368,445
5.50%, 12/1/2024	2,775,000	3,034,518
Xerox Corp. 4.38%, 3/15/2023	5,334,000	5,596,646
Xerox Holdings Corp. 5.00%, 8/15/2025 (a)	8,035,000	8,379,380
		24,378,989
OIL & GAS — 7.4%
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	3,864,000	3,992,130
Antero Resources Corp.:
5.00%, 3/1/2025	1,000,000	1,000,570
5.63%, 6/1/2023 (b)	7,155,000	7,178,254
Apache Corp. 4.63%, 11/15/2025 (b)	6,151,000	6,338,667
Athabasca Oil Corp. 9.88%, 2/24/2022 (a)	1,412,000	1,101,388
Baytex Energy Corp. 5.63%, 6/1/2024 (a) (b)	1,152,000	1,082,868

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	$437,000	$422,658
Callon Petroleum Co.:
6.13%, 10/1/2024	4,171,000	3,545,350
6.25%, 4/15/2023 (b)	3,627,000	3,225,382
9.00%, 4/1/2025 (a)	4,297,000	4,340,572
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 11.00%, 4/15/2025 (a) (b)	3,091,000	3,244,684
Cenovus Energy, Inc.:
3.00%, 8/15/2022	3,589,000	3,671,224
3.80%, 9/15/2023 (b)	1,732,000	1,830,274
5.38%, 7/15/2025	4,403,000	4,954,784
Comstock Resources, Inc. 7.50%, 5/15/2025 (a) (b)	1,141,000	1,184,461
Continental Resources, Inc.:
3.80%, 6/1/2024 (b)	10,711,000	10,971,920
4.50%, 4/15/2023 (b)	6,645,000	6,870,066
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	9,501,000	9,703,656
CVR Energy, Inc. 5.25%, 2/15/2025 (a)	2,638,000	2,573,976
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp. 7.75%, 12/15/2025 (a)	3,069,000	3,269,037
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.50%, 1/30/2026 (a)	663,000	689,135
6.63%, 7/15/2025 (a)	6,804,000	7,271,435
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	791,000	640,362
EQT Corp.:
3.00%, 10/1/2022 (b)	3,441,000	3,496,572
7.63%, 2/1/2025 (b)	11,488,000	13,218,667
Hilcorp Energy I L.P./Hilcorp Finance Co. 5.00%, 12/1/2024 (a)	511	518
Ithaca Energy North Sea PLC 9.38%, 7/15/2024 (a)	4,567,000	4,570,471
Laredo Petroleum, Inc. 9.50%, 1/15/2025	2,926,000	2,818,060
MEG Energy Corp. 6.50%, 1/15/2025 (a)	3,163,000	3,267,411
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	6,151,000	4,952,662
Murphy Oil Corp.:
5.75%, 8/15/2025	4,701,000	4,696,017
6.88%, 8/15/2024 (b)	2,929,000	2,989,923
Nabors Industries, Inc. 5.75%, 2/1/2025	2,810,000	2,083,109
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a)	5,637,000	4,749,680
Security Description	Principal Amount	Value
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	$6,764,000	$6,780,369
Newfield Exploration Co. 5.38%, 1/1/2026	602,000	663,338
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a) (b)	2,085,000	2,068,987
Occidental Petroleum Corp.:
2.70%, 8/15/2022	2,879,000	2,881,879
2.70%, 2/15/2023	9,777,000	9,756,859
2.90%, 8/15/2024	21,695,000	21,426,416
3.20%, 8/15/2026	1,115,000	1,068,170
3.50%, 6/15/2025 (b)	4,112,000	4,070,099
5.50%, 12/1/2025	7,819,000	8,268,123
5.55%, 3/15/2026	1,346,000	1,421,174
5.88%, 9/1/2025 (b)	7,853,000	8,380,957
8.00%, 7/15/2025 (b)	4,835,000	5,547,292
Ovintiv Exploration, Inc.:
5.63%, 7/1/2024	2,300,000	2,526,573
5.75%, 1/30/2022	4,040,000	4,172,148
Ovintiv, Inc. 3.90%, 11/15/2021	4,406,000	4,451,338
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025	6,054,000	4,923,779
9.25%, 5/15/2025 (a) (b)	9,411,000	9,615,689
Puma International Financing SA 5.13%, 10/6/2024 (a)	4,023,000	4,036,517
Range Resources Corp.:
4.88%, 5/15/2025 (b)	2,469,000	2,444,261
5.00%, 3/15/2023 (b)	7,902,000	8,042,498
9.25%, 2/1/2026 (b)	5,067,000	5,501,191
Seven Generations Energy, Ltd.:
5.38%, 9/30/2025 (a)	5,375,000	5,591,666
6.75%, 5/1/2023 (a) (b)	3,691,000	3,705,506
SM Energy Co. 10.00%, 1/15/2025 (a) (b)	2,433,000	2,734,911
Sunoco L.P./Sunoco Finance Corp. 5.50%, 2/15/2026	4,958,000	5,108,426
Talos Production, Inc. 12.00%, 1/15/2026 (a)	5,527,000	5,399,437
Teine Energy, Ltd.:
6.88%, 9/30/2022 (a)	1,846,000	1,849,674
6.88%, 4/15/2029 (a) (d)	1,900,000	1,911,096
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	6,930,275	6,119,294
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	2,556,051	2,431,648
Transocean, Inc. 7.50%, 1/15/2026 (a)	2,831,000	1,802,045
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	3,180,000	3,381,071
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	3,389,000	2,997,808

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
WPX Energy, Inc. 5.25%, 9/15/2024 (b)	$4,608,000	$5,108,982
		302,135,164
OIL & GAS SERVICES — 1.0%
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	2,957,000	2,725,349
KCA Deutag UK Finance PLC 9.88%, 12/1/2025 (a)	2,411,000	2,654,704
Nine Energy Service, Inc. 8.75%, 11/1/2023 (a)	3,128,000	956,824
Oceaneering International, Inc. 4.65%, 11/15/2024 (b)	2,449,000	2,350,770
SESI LLC 7.75%, 9/15/2024 (g)	485,000	189,150
TechnipFMC PLC 6.50%, 2/1/2026 (a)	10,608,000	11,104,879
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	1,462,491	1,414,960
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	3,607,125	3,413,747
Weatherford International, Ltd.:
8.75%, 9/1/2024 (a)	5,454,000	5,693,594
11.00%, 12/1/2024 (a) (b)	12,186,000	11,725,857
		42,229,834
PACKAGING & CONTAINERS — 2.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	6,865,000	7,047,884
5.25%, 4/30/2025 (a) (b)	8,775,000	9,222,613
6.00%, 2/15/2025 (a)	4,478,000	4,615,071
Ball Corp.:
4.00%, 11/15/2023 (b)	5,184,000	5,504,216
4.88%, 3/15/2026	4,119,000	4,605,042
5.00%, 3/15/2022	8,293,000	8,574,796
5.25%, 7/1/2025 (b)	7,501,000	8,480,556
Berry Global, Inc. 4.50%, 2/15/2026 (a) (b)	3,692,000	3,781,974
Cascades, Inc./Cascades USA, Inc. 5.13%, 1/15/2026 (a)	118,000	125,622
Crown Americas LLC/Crown Americas Capital Corp.:
4.25%, 9/30/2026 (b)	2,911,000	3,096,140
4.50%, 1/15/2023	2,783,000	2,927,076
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	4,714,000	4,785,417
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a) (b)	14,102,000	14,291,954
7.25%, 4/15/2025 (a) (b)	7,928,947	7,922,366
Security Description	Principal Amount	Value
Owens-Brockway Glass Container, Inc. 5.88%, 8/15/2023 (a) (b)	$3,948,000	$4,222,465
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a) (b)	5,679,000	5,845,735
Sealed Air Corp.:
4.88%, 12/1/2022 (a) (b)	4,641,000	4,833,694
5.13%, 12/1/2024 (a)	4,995,000	5,409,785
5.50%, 9/15/2025 (a)	7,399,000	8,097,909
		113,390,315
PHARMACEUTICALS — 2.4%
Bausch Health Cos., Inc.:
5.50%, 11/1/2025 (a)	21,556,000	22,158,275
6.13%, 4/15/2025 (a)	22,877,951	23,451,730
7.00%, 3/15/2024 (a) (b)	10,991,000	11,252,256
9.00%, 12/15/2025 (a)	13,511,000	14,679,837
Elanco Animal Health, Inc. 4.91%, 8/27/2021	8,338,000	8,418,462
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/2023 (a)	3,437,000	3,095,568
6.00%, 2/1/2025 (a)	4,598,000	3,983,707
Endo Finance LLC/Endo Finco, Inc. 7.25%, 1/15/2022 (a)	15,000	14,645
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	7,499,000	8,132,815
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	1,140,000	1,224,292
		96,411,587
PIPELINES — 3.3%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 9/15/2024	2,740,000	2,765,646
7.88%, 5/15/2026 (a)	2,556,000	2,748,288
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	2,771,000	2,986,030
Buckeye Partners L.P. 4.13%, 3/1/2025 (a)	5,006,000	5,124,142
CNX Midstream Partners L.P./CNX Midstream Finance Corp. 6.50%, 3/15/2026 (a)	3,717,000	3,783,646
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 6.25%, 4/1/2023 (b)	3,591,000	3,589,420

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
DCP Midstream Operating L.P.:
4.75%, 9/30/2021 (a)	$8,436,000	$8,484,001
4.95%, 4/1/2022	301,000	308,579
5.38%, 7/15/2025	2,616,000	2,836,633
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025 (b)	6,631,000	6,481,604
4.40%, 4/1/2024	708,000	714,613
EQM Midstream Partners L.P.:
4.00%, 8/1/2024	1,888,000	1,917,793
4.75%, 7/15/2023 (b)	2,561,000	2,658,753
6.00%, 7/1/2025 (a)	9,252,000	9,944,882
Genesis Energy L.P./Genesis Energy Finance Corp. 6.50%, 10/1/2025	2,704,000	2,653,273
Hess Midstream Operations L.P.:
5.13%, 6/15/2028 (a)	548,000	554,691
5.63%, 2/15/2026 (a)	8,772,000	9,033,844
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a) (d)	2,425,000	2,447,892
6.75%, 9/15/2025 (a)	9,725,000	9,992,146
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	16,757,000	17,225,358
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025	325,000	275,658
7.50%, 11/1/2023 (b)	2,384,000	2,304,207
Northriver Midstream Finance L.P. 5.63%, 2/15/2026 (a)	4,706,000	4,891,275
NuStar Logistics L.P. 5.75%, 10/1/2025	582,000	623,293
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023 (b)	1,926,000	1,925,904
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	3,731,000	3,894,903
Ruby Pipeline LLC 7.75%, 4/1/2022 (a)	1,527,325	1,270,460
Southeast Supply Header LLC 4.25%, 6/15/2024 (a) (b)	1,146,000	1,146,103
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.75%, 4/15/2025 (b)	3,180,000	2,615,614
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
5.50%, 9/15/2024 (a)	3,798,000	3,849,045
7.50%, 10/1/2025 (a)	3,357,000	3,608,540
Security Description	Principal Amount	Value
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.25%, 11/15/2023	$597,340	$599,455
5.88%, 4/15/2026	5,222,000	5,471,925
Western Midstream Operating L.P.:
3.95%, 6/1/2025 (b)	1,496,000	1,535,031
4.00%, 7/1/2022	83,000	85,097
4.35%, 2/1/2025	4,007,000	4,144,520
		134,492,264
REAL ESTATE — 0.5%
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	4,192,000	4,386,048
Hunt Cos., Inc. 6.25%, 2/15/2026 (a)	1,740,000	1,794,271
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	356,000	359,485
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a) (b)	4,688,000	4,832,484
7.63%, 6/15/2025 (a)	493,000	538,006
9.38%, 4/1/2027 (a)	2,514,000	2,785,462
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	6,347,000	6,312,218
		21,007,974
REAL ESTATE INVESTMENT TRUSTS — 3.7%
Diversified Healthcare Trust 9.75%, 6/15/2025	6,445,000	7,293,806
ESH Hospitality, Inc. REIT, 5.25%, 5/1/2025 (a) (b)	4,893,000	4,991,154
HAT Holdings I LLC/HAT Holdings II LLC:
5.25%, 7/15/2024 (a) (b)	7,994,000	8,264,277
6.00%, 4/15/2025 (a) (b)	2,222,000	2,343,166
iStar, Inc.:
4.25%, 8/1/2025 (b)	7,011,000	7,058,675
4.75%, 10/1/2024	6,038,000	6,289,785
5.50%, 2/15/2026	1,065,000	1,089,783
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
5.25%, 3/15/2022 (a)	4,638,000	4,671,672
5.25%, 10/1/2025 (a) (b)	2,384,000	2,399,305
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.63%, 6/15/2025 (a)	9,650,000	10,169,652
5.63%, 5/1/2024	6,927,000	7,444,308

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
New Residential Investment Corp. 6.25%, 10/15/2025 (a)	$3,584,000	$3,596,006
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.50%, 6/1/2025 (a)	500	547
SBA Communications Corp. 4.88%, 9/1/2024	7,671,000	7,882,950
Service Properties Trust:
4.35%, 10/1/2024	6,814,000	6,780,748
4.50%, 6/15/2023	1,584,000	1,608,774
4.50%, 3/15/2025	5,849,000	5,784,193
4.65%, 3/15/2024	2,985,000	2,986,045
5.25%, 2/15/2026	3,459,000	3,501,373
7.50%, 9/15/2025	5,354,000	6,103,881
Starwood Property Trust, Inc.:
4.75%, 3/15/2025	7,000	7,284
5.00%, 12/15/2021	9,306,500	9,442,468
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC:
7.13%, 12/15/2024 (a)	5,207,000	5,364,980
7.88%, 2/15/2025 (a)	14,590,000	15,779,085
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC 6.00%, 4/15/2023 (a) (b)	6,717,000	6,826,151
VICI Properties L.P./VICI Note Co., Inc. 3.50%, 2/15/2025 (a) (b)	6,641,000	6,764,124
XHR L.P. 6.38%, 8/15/2025 (a)	4,456,000	4,705,491
		149,149,683
RETAIL — 4.7%
1011778 BC ULC/New Red Finance, Inc.:
4.25%, 5/15/2024 (a)	7,583,000	7,679,152
5.75%, 4/15/2025 (a)	4,907,000	5,213,344
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	5,958,000	5,776,698
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	4,380,000	4,838,674
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	4,389,000	4,479,633
Carvana Co.:
5.50%, 4/15/2027 (a)	1,041,000	1,049,547
5.63%, 10/1/2025 (a)	4,799,000	4,926,365
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a) (b)	4,647,000	4,967,364
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	9,710,000	9,937,894
8.50%, 10/30/2025 (a)	1,974,000	2,102,468
Security Description	Principal Amount	Value
Ferrellgas Escrow LLC/FG Operating Finance Escrow Corp. 5.38%, 4/1/2026 (a)	$2,918,000	$2,897,224
Ferrellgas L.P./Ferrellgas Finance Corp.:
6.50%, 5/1/2021 (b)	1,280,000	1,280,090
6.75%, 1/15/2022	5,753,000	5,753,230
6.75%, 6/15/2023 (b)	4,766,000	4,844,067
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	1,948,000	1,923,319
Gap, Inc.:
8.38%, 5/15/2023 (a) (b)	2,548,000	2,910,912
8.63%, 5/15/2025 (a)	5,272,000	5,905,167
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	12,304,000	12,443,896
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	2,445,000	2,585,734
IRB Holding Corp.:
6.75%, 2/15/2026 (a)	3,193,000	3,303,701
7.00%, 6/15/2025 (a)	9,425,000	10,160,527
L Brands, Inc.:
6.88%, 7/1/2025 (a)	5,515,000	6,124,132
9.38%, 7/1/2025 (a) (b)	3,618,000	4,515,155
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	7,540,000	7,703,693
Macy's Retail Holdings LLC:
2.88%, 2/15/2023 (b)	3,452,000	3,476,268
3.63%, 6/1/2024 (b)	1,139,000	1,139,763
Macy's, Inc. 8.38%, 6/15/2025 (a) (b)	11,618,000	12,870,885
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	2,305,000	2,356,494
Nordstrom, Inc. 4.00%, 10/15/2021	1,991,000	2,004,399
Park River Holdings, Inc. 5.63%, 2/1/2029 (a)	2,732,000	2,648,756
Party City Holdings, Inc. 8.75%, 2/15/2026 (a) (b)	3,447,000	3,549,721
QVC, Inc.:
4.38%, 3/15/2023 (b)	5,475,000	5,764,190
4.38%, 9/1/2028	5,178,000	5,219,579
4.45%, 2/15/2025	2,055,000	2,168,970
4.85%, 4/1/2024	1,261,000	1,355,941
Rite Aid Corp. 7.50%, 7/1/2025 (a)	7,742,000	8,041,693
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	4,891,000	5,043,648
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a) (b)	3,674,000	3,647,070

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.50%, 6/1/2024	$4,452,000	$4,519,403
Yum! Brands, Inc. 7.75%, 4/1/2025 (a)	4,346,000	4,754,220
		191,882,986
SEMICONDUCTORS — 0.4%
ams AG 7.00%, 7/31/2025 (a) (b)	2,856,000	3,062,289
Entegris, Inc. 4.63%, 2/10/2026 (a)	1,795,000	1,855,886
Microchip Technology, Inc.:
0.97%, 2/15/2024 (a)	2,538,000	2,534,650
4.25%, 9/1/2025 (a)	8,713,000	9,105,085
		16,557,910
SOFTWARE — 1.9%
Ascend Learning LLC 6.88%, 8/1/2025 (a) (b)	3,010,000	3,092,474
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a)	7,655,000	8,228,666
9.13%, 3/1/2026 (a)	2,246,000	2,390,598
BY Crown Parent LLC 7.38%, 10/15/2024 (a)	2,747,000	2,790,210
BY Crown Parent LLC/BY Bond Finance, Inc. 4.25%, 1/31/2026 (a)	3,217,000	3,340,951
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	9,595,000	9,777,401
Escrow RCN Corp. 11.63%, 4/15/2023	154,000	11,165
Marble II Pte, Ltd. Series REGS, 5.30%, 6/20/2022	4,914,000	4,934,737
PTC, Inc. 3.63%, 2/15/2025 (a)	5,185,000	5,315,195
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a) (b)	469,000	319,201
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	14,394,000	14,854,032
Veritas US, Inc./Veritas Bermuda, Ltd.:
7.50%, 9/1/2025 (a)	16,355,000	17,003,312
10.50%, 2/1/2024 (a) (b)	2,480,000	2,546,638
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	1,994,000	1,953,761
		76,558,341
Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 7.6%
Avanti Communications Group PLC PIK 9.00%, 10/1/2022 (a)	$1,841,877	$310,412
CenturyLink, Inc.:
Series S, 6.45%, 6/15/2021	11,060,000	11,170,600
Series T, 5.80%, 3/15/2022	14,308,000	14,801,769
Series W, 6.75%, 12/1/2023	2,380,000	2,626,901
Cincinnati Bell, Inc.:
7.00%, 7/15/2024 (a)	5,885,000	6,075,439
8.00%, 10/15/2025 (a)	5,836,000	6,204,660
CommScope Technologies LLC 6.00%, 6/15/2025 (a) (b)	8,114,000	8,278,309
CommScope, Inc.:
5.50%, 3/1/2024 (a)	12,103,000	12,479,887
6.00%, 3/1/2026 (a)	9,586,000	10,105,274
Consolidated Communications, Inc. 5.00%, 10/1/2028 (a) (b)	1,660,000	1,676,882
DKT Finance ApS 9.38%, 6/17/2023 (a)	2,674,950	2,757,258
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	9,885,000	10,406,335
GTH Finance B.V. Series REGS, 7.25%, 4/26/2023	3,760,000	4,066,515
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	2,555,000	425,459
Hughes Satellite Systems Corp.:
6.63%, 8/1/2026	700,000	776,069
7.63%, 6/15/2021	8,432,850	8,538,092
Intrado Corp. 8.50%, 10/15/2025 (a) (b)	4,290,000	4,351,862
Level 3 Financing, Inc.:
5.25%, 3/15/2026 (b)	6,004,000	6,182,379
5.38%, 5/1/2025	6,031,000	6,160,727
Lumen Technologies Inc Series Y, 7.50%, 4/1/2024 (b)	13,038,000	14,608,818
Nokia Oyj 3.38%, 6/12/2022	4,618,000	4,724,260
Plantronics, Inc. 5.50%, 5/31/2023 (a) (b)	1,001,000	1,006,636
Qwest Corp. 6.75%, 12/1/2021	7,053,000	7,283,139
Sprint Communications, Inc.:
6.00%, 11/15/2022	10,895,000	11,650,786
11.50%, 11/15/2021 (b)	9,993,000	10,593,379
Sprint Corp.:
7.13%, 6/15/2024	17,026,000	19,659,582

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
7.25%, 9/15/2021	$11,999,000	$12,299,455
7.63%, 2/15/2025 (b)	3,216,000	3,836,238
7.63%, 3/1/2026	6,342,000	7,769,521
7.88%, 9/15/2023	16,407,000	18,747,623
Telecom Italia SpA 5.30%, 5/30/2024 (a) (b)	11,453,000	12,410,929
T-Mobile USA, Inc.:
2.25%, 2/15/2026	11,781,000	11,790,660
2.63%, 4/15/2026 (b)	4,261,000	4,320,697
4.50%, 2/1/2026	3,351,000	3,434,306
5.13%, 4/15/2025	3,478,000	3,531,213
6.00%, 3/1/2023 (b)	4,076,000	4,102,779
6.00%, 4/15/2024	5,948,000	5,974,350
Trilogy International Partners LLC/Trilogy International Finance, Inc. 8.88%, 5/1/2022 (a)	2,735,000	2,652,977
VEON Holdings B.V.:
4.00%, 4/9/2025 (a) (b)	12,034,000	12,481,665
Series REGS, 4.95%, 6/16/2024	2,814,000	2,985,738
Series REGS, 5.95%, 2/13/2023	4,800,000	5,108,304
Series REGS, 7.50%, 3/1/2022	3,328,000	3,519,260
ViaSat, Inc. 5.63%, 9/15/2025 (a)	5,264,000	5,357,225
		307,244,369
TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc.:
3.38%, 4/1/2026 (a)	914,000	935,497
6.75%, 12/31/2025 (a)	1,459,000	1,533,730
		2,469,227
TRANSPORTATION — 0.8%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a) (b)	5,743,000	5,195,749
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	79,000	78,798
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	1,146,000	870,410
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	2,704,000	2,146,354
Western Global Airlines LLC 10.38%, 8/15/2025 (a) (b)	3,698,000	4,156,626
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	5,837,000	5,932,902
6.25%, 5/1/2025 (a)	7,733,000	8,321,095
Security Description	Principal Amount	Value
6.75%, 8/15/2024 (a)	$6,984,000	$7,330,267
		34,032,201
TRUCKING & LEASING — 0.3%
Fortress Transportation & Infrastructure Investors LLC:
6.50%, 10/1/2025 (a)	5,828,000	6,093,757
6.75%, 3/15/2022 (a)	4,025,000	4,029,870
		10,123,627
WATER — 0.1%
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a) (d)	2,760,000	2,822,128
TOTAL CORPORATE BONDS & NOTES (Cost $3,945,404,350)		3,938,128,077
	Shares
COMMON STOCKS — 0.0% (f)
CONSTRUCTION & ENGINEERING — 0.0% (f)
Abengoa SA Class A (h)	1,017,249	22,835
Abengoa SA Class B (h)	10,518,618	59,340
		82,175
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (f)
Avanti Communications Group PLC (e) (h)	8,448,041	—
HOUSEHOLD PRODUCTS — 0.0% (f)
Cenveo Enterprises, Inc. (e)	9,870	98,700
MEDIA — 0.0% (f)
Clear Channel Outdoor Holding, Inc. (b) (h)	70,012	126,022
iHeartMedia, Inc. Class A (h)	29,774	540,398
		666,420
OIL, GAS & CONSUMABLE FUELS — 0.0% (f)
Amplify Energy Corp. (b)	46,662	129,720
TRANSPORTATION INFRASTRUCTURE — 0.0% (f)
ATD New Holdings, Inc. (h)	41,112	1,233,360
Erickson, Inc. (e) (h)	7,423	37,115
		1,270,475
TOTAL COMMON STOCKS (Cost $16,508,194)		2,247,490

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount
SENIOR FLOATING RATE LOANS — 0.0% (f)
MEDIA — 0.0% (f)
iHeartCommunications, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 3.11%, 5/1/2026 (i) (Cost $731,254)	$731,102	$723,335
	SHARES	VALUE
WARRANTS — 0.0% (f)
ADVERTISING SERVICES — 0.0% (f)
Affinion Group, Inc. (expiring 11/20/22) (b) (e)	11,802	—
CONSTRUCTION & ENGINEERING — 0.0% (f)
Abengoa Abenewco 2 SAU (expiring 10/11/24) (a) (e)	4,407,135	—
SEMICONDUCTOR EQUIPMENT — 0.0% (f)
Mood Media LLC (expiring 07/31/25) (e)	1,112,744	—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 10.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (j) (k)	118,635,946	118,671,537
State Street Navigator Securities Lending Portfolio II (l) (m)	303,517,766	303,517,766
TOTAL SHORT-TERM INVESTMENTS (Cost $422,189,146)		422,189,303
TOTAL INVESTMENTS — 107.3% (Cost $4,384,832,944)		4,363,288,205
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.3)%		(298,398,454)
NET ASSETS — 100.0%		$4,064,889,751

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 59.0% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2021. Maturity date shown is the final maturity.
(d)	When-issued security.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of the securities is $158,422, representing less than 0.05% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	Security is currently in default and/or issuer is in bankruptcy.
(h)	Non-income producing security.
(i)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at March 31, 2021.
(l)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(m)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$3,938,105,470	$22,607	$3,938,128,077
Common Stocks	796,140	1,315,535	135,815	2,247,490
Senior Floating Rate Loans	—	723,335	—	723,335
Warrants	—	—	0(a)	0
Short-Term Investments	422,189,303	—	—	422,189,303
TOTAL INVESTMENTS	$422,985,443	$3,940,144,340	$158,422	$4,363,288,205
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2021.
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	82,287,603	$82,320,518	$969,412,514	$933,059,924	$12,810	$(14,381)	118,635,946	$118,671,537	$71,640
State Street Navigator Securities Lending Portfolio II	388,958,936	388,958,936	883,997,498	969,438,668	—	—	303,517,766	303,517,766	804,772
Total		$471,279,454	$1,853,410,012	$1,902,498,592	$12,810	$(14,381)		$422,189,303	$876,412
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.1%
AUSTRALIA — 3.1%
Australia Government Bond:
Series 153, 2.25%, 11/21/2022	AUD	2,350,000	$1,853,096
Series 133, 5.50%, 4/21/2023	AUD	3,040,000	2,571,277
Series 128, 5.75%, 7/15/2022	AUD	2,445,000	1,997,350
			6,421,723
AUSTRIA — 3.0%
Austria Government Bond:
Zero Coupon, 9/20/2022 (a)	EUR	600,000	711,786
Zero Coupon, 4/20/2023 (a)	EUR	550,000	654,983
Zero Coupon, 7/15/2023 (a)	EUR	848,000	1,011,305
1.75%, 10/20/2023 (a)	EUR	1,070,000	1,334,619
3.40%, 11/22/2022 (a)	EUR	1,130,000	1,416,176
3.65%, 4/20/2022 (a)	EUR	771,000	946,422
			6,075,291
BELGIUM — 2.9%
Belgium Government Bond:
Series 79, 0.20%, 10/22/2023 (a)	EUR	1,025,000	1,231,143
Series 68, 2.25%, 6/22/2023	EUR	1,150,000	1,439,686
Series 48, 4.00%, 3/28/2022	EUR	1,230,000	1,511,477
Series 65, 4.25%, 9/28/2022 (a)	EUR	1,420,000	1,791,554
			5,973,860
CANADA — 4.7%
Canadian Government Bond:
0.25%, 8/1/2022	CAD	1,540,000	1,226,572
0.25%, 11/1/2022	CAD	1,970,000	1,568,790
0.25%, 2/1/2023	CAD	875,000	696,610
0.50%, 3/1/2022	CAD	510,000	407,124
1.00%, 9/1/2022	CAD	940,000	756,577
1.50%, 5/1/2022	CAD	1,145,000	924,281
1.50%, 6/1/2023	CAD	700,000	571,740
1.75%, 3/1/2023	CAD	1,130,000	925,236
2.00%, 9/1/2023	CAD	2,380,000	1,970,106
2.75%, 6/1/2022	CAD	630,000	516,366
Series A55, 8.00%, 6/1/2023	CAD	180,000	166,999
			9,730,401
Security Description		Principal Amount	Value
CHILE — 0.2%
Bonos de la Tesoreria de la Republica en pesos 4.00%, 3/1/2023 (a)	CLP	225,000,000	$333,141
CHINA — 4.6%
China Government Bond:
Series INBK, 2.24%, 3/5/2023	CNY	850,000	128,311
Series INBK, 2.36%, 7/2/2023	CNY	61,300,000	9,254,945
			9,383,256
COLOMBIA — 0.4%
Colombia Government International Bond 4.38%, 3/21/2023	COP	90,000,000	25,026
Colombian TES Series B, 7.00%, 5/4/2022	COP	2,563,000,000	731,073
			756,099
CYPRUS — 0.2%
Cyprus Government International Bond:
Series EMTN, 3.75%, 7/26/2023	EUR	100,000	128,597
Series EMTN, 3.88%, 5/6/2022	EUR	150,000	184,213
			312,810
CZECH REPUBLIC — 0.5%
Czech Republic Government Bond:
Series 126, 0.10%, 4/17/2022	CZK	3,250,000	145,438
Series 97, 0.45%, 10/25/2023	CZK	9,500,000	421,126
Series 52, 4.70%, 9/12/2022	CZK	8,750,000	416,354
			982,918
DENMARK — 0.9%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2022 (a)	DKK	6,805,000	1,088,099
1.50%, 11/15/2023	DKK	5,100,000	848,521
			1,936,620
FINLAND — 1.2%
Finland Government Bond:
Series 5Y, Zero Coupon, 4/15/2022 (a)	EUR	520,000	615,229
Zero Coupon, 9/15/2023 (a)	EUR	550,000	656,761
1.50%, 4/15/2023 (a)	EUR	450,000	552,191

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
1.63%, 9/15/2022 (a)	EUR	458,000	$556,213
			2,380,394
FRANCE — 5.7%
France Government Bond OAT:
Zero Coupon, 5/25/2022	EUR	1,000,000	1,183,999
Zero Coupon, 2/25/2023	EUR	520,000	618,864
Zero Coupon, 3/25/2023	EUR	1,285,000	1,530,044
1.75%, 5/25/2023	EUR	1,527,000	1,887,826
2.25%, 10/25/2022	EUR	1,495,000	1,837,195
3.00%, 4/25/2022	EUR	1,461,000	1,783,232
8.25%, 4/25/2022	EUR	80,000	102,855
8.50%, 4/25/2023	EUR	400,000	559,270
French Republic Government Bond OAT 4.25%, 10/25/2023	EUR	1,600,000	2,118,795
			11,622,080
GERMANY — 5.7%
Bundesrepublik Deutschland:
Zero Coupon, 3/11/2022	EUR	550,000	650,293
Zero Coupon, 6/10/2022	EUR	500,000	592,292
Zero Coupon, 12/15/2022	EUR	422,000	501,764
Federal Republic of Germany:
Series 175, Zero Coupon, 4/8/2022	EUR	570,000	674,368
Series 176, Zero Coupon, 10/7/2022	EUR	650,000	771,880
Series 177, Zero Coupon, 4/14/2023	EUR	537,000	640,296
Series 178, Zero Coupon, 10/13/2023	EUR	1,277,000	1,528,740
1.50%, 9/4/2022	EUR	870,000	1,054,423
1.50%, 2/15/2023	EUR	900,000	1,101,553
1.50%, 5/15/2023	EUR	960,000	1,181,367
1.75%, 7/4/2022	EUR	1,095,000	1,326,038
1.75%, 2/15/2024	EUR	600,000	755,929
2.00%, 8/15/2023	EUR	800,000	1,001,321
			11,780,264
HONG KONG — 0.2%
Hong Kong Government Bond Programme:
0.51%, 10/23/2023	HKD	250,000	32,301
1.10%, 1/17/2023	HKD	1,650,000	215,732
1.16%, 5/18/2022	HKD	900,000	117,185
			365,218
Security Description		Principal Amount	Value
HUNGARY — 0.5%
Hungary Government Bond:
Series 22/C, 1.50%, 8/24/2022	HUF	17,000,000	$55,608
Series 23/C, 1.50%, 8/23/2023	HUF	67,000,000	219,619
Series 22/B, 1.75%, 10/26/2022	HUF	81,200,000	266,811
Series 23/A, 6.00%, 11/24/2023	HUF	90,350,000	329,489
Series 22/A, 7.00%, 6/24/2022	HUF	59,500,000	207,178
			1,078,705
INDONESIA — 1.0%
Indonesia Treasury Bond Series FR61, 7.00%, 5/15/2022	IDR	29,107,000,000	2,073,961
IRELAND — 1.0%
Ireland Government Bond:
Zero Coupon, 10/18/2022	EUR	400,000	474,451
0.80%, 3/15/2022	EUR	590,000	702,254
3.90%, 3/20/2023	EUR	719,000	920,004
			2,096,709
ISRAEL — 1.1%
Israel Government Bond:
Series 0723, 0.15%, 7/31/2023	ILS	1,250,000	374,280
Series 0722, 0.75%, 7/31/2022	ILS	1,440,000	435,319
Series 1122, 1.25%, 11/30/2022	ILS	1,380,000	421,495
Series 1123, 1.50%, 11/30/2023	ILS	1,500,000	465,103
Series 0323, 4.25%, 3/31/2023	ILS	1,770,000	573,820
			2,270,017
ITALY — 7.2%
Italy Buoni Poliennali Del Tesoro:
0.65%, 10/15/2023	EUR	800,000	963,275
0.90%, 8/1/2022	EUR	849,000	1,014,970
0.95%, 3/1/2023	EUR	558,000	672,261
0.95%, 3/15/2023	EUR	494,000	595,459
1.00%, 7/15/2022	EUR	398,000	476,200
1.20%, 4/1/2022	EUR	699,000	834,837
Series 5Y, 2.45%, 10/1/2023	EUR	1,092,000	1,372,112
Italy Certificati di Credito del Tesoro Zero Coupon Zero Coupon, 5/30/2022	EUR	500,000	590,292

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Republic of Italy:
0.05%, 1/15/2023 (a)	EUR	496,000	$587,476
0.30%, 8/15/2023 (a)	EUR	300,000	357,826
0.60%, 6/15/2023	EUR	422,000	506,466
1.35%, 4/15/2022	EUR	750,000	897,605
1.45%, 9/15/2022	EUR	1,000,000	1,206,635
4.50%, 5/1/2023	EUR	850,000	1,100,204
4.75%, 8/1/2023 (a)	EUR	900,000	1,184,067
5.00%, 3/1/2022	EUR	750,000	924,843
5.50%, 9/1/2022	EUR	550,000	699,881
5.50%, 11/1/2022	EUR	580,000	744,649
			14,729,058
JAPAN — 22.7%
Government of Japan 5 Year Bond:
Series 131, 0.10%, 3/20/2022	JPY	505,000,000	4,579,367
Series 132, 0.10%, 6/20/2022	JPY	392,500,000	3,561,449
Series 133, 0.10%, 9/20/2022	JPY	425,000,000	3,858,423
Series 134, 0.10%, 12/20/2022	JPY	372,000,000	3,379,309
Series 135, 0.10%, 3/20/2023	JPY	559,000,000	5,081,335
Series 136, 0.10%, 6/20/2023	JPY	541,000,000	4,920,946
Series 137, 0.10%, 9/20/2023	JPY	449,500,000	4,091,264
Series 138, 0.10%, 12/20/2023	JPY	598,000,000	5,447,645
Government of Japan 10 Year Bond:
Series 328, 0.60%, 3/20/2023	JPY	164,500,000	1,509,738
Series 324, 0.80%, 6/20/2022	JPY	394,000,000	3,605,189
Series 325, 0.80%, 9/20/2022	JPY	315,000,000	2,888,992
Series 321, 1.00%, 3/20/2022	JPY	400,000,000	3,658,389
			46,582,046
MALAYSIA — 1.6%
Malaysia Government Bond:
Series 0112, 3.42%, 8/15/2022	MYR	2,550,000	626,802
Series 0313, 3.48%, 3/15/2023	MYR	7,600,000	1,879,793
Malaysia Government Investment Issue Series 0116, 4.39%, 7/7/2023	MYR	3,000,000	758,797
			3,265,392
Security Description		Principal Amount	Value
MEXICO — 1.8%
Mexican Bonos:
Series M, 6.50%, 6/9/2022	MXN	26,960,000	$1,343,672
Series M, 6.75%, 3/9/2023	MXN	22,400,000	1,131,194
Series M, 8.00%, 12/7/2023	MXN	25,200,000	1,312,831
			3,787,697
NETHERLANDS — 3.4%
Kingdom of Netherlands:
Zero Coupon, 1/15/2024 (a)	EUR	1,561,000	1,869,893
1.75%, 7/15/2023 (a)	EUR	1,550,000	1,924,101
2.25%, 7/15/2022 (a)	EUR	1,275,000	1,554,284
3.75%, 1/15/2023 (a)	EUR	1,125,000	1,427,547
Netherlands Government Bond 7.50%, 1/15/2023 (a)	EUR	175,000	235,980
			7,011,805
NEW ZEALAND — 0.6%
New Zealand Government Bond Series 0423, 5.50%, 4/15/2023	NZD	1,470,000	1,137,810
NORWAY — 0.5%
Norway Government Bond Series 475, 2.00%, 5/24/2023 (a)	NOK	7,665,000	925,576
PERU — 0.0% (b)
Peru Government Bond 5.20%, 9/12/2023	PEN	100,000	29,271
POLAND — 1.9%
Poland Government Bond:
Series 0722, Zero Coupon, 7/25/2022	PLN	3,150,000	797,468
Series 0422, 2.25%, 4/25/2022	PLN	3,330,000	863,768
Series 0123, 2.50%, 1/25/2023	PLN	2,880,000	762,088
Series 1023, 4.00%, 10/25/2023	PLN	2,600,000	722,689
Series 0922, 5.75%, 9/23/2022	PLN	2,380,000	653,324
			3,799,337
PORTUGAL — 2.1%
Portugal Obrigacoes do Tesouro OT:
2.20%, 10/17/2022 (a)	EUR	920,000	1,128,257
4.95%, 10/25/2023 (a)	EUR	1,225,000	1,644,337
5.65%, 2/15/2024 (a)	EUR	1,100,000	1,521,687
			4,294,281

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
ROMANIA — 0.8%
Romania Government Bond:
Series 3Y, 4.00%, 8/8/2022	RON	1,400,000	$342,999
Series 4.3Y, 4.40%, 9/25/2023	RON	5,350,000	1,341,159
			1,684,158
RUSSIA — 0.9%
Russian Federal Bond - OFZ:
Series 5084, 5.30%, 10/4/2023	RUB	13,000,000	169,823
Series 6223, 6.50%, 2/28/2024	RUB	31,000,000	415,523
Series 6211, 7.00%, 1/25/2023	RUB	13,700,000	185,711
Series 6215, 7.00%, 8/16/2023	RUB	25,800,000	350,482
Series 6220, 7.40%, 12/7/2022	RUB	32,300,000	440,290
Series 6209, 7.60%, 7/20/2022	RUB	25,050,000	341,328
			1,903,157
SINGAPORE — 1.3%
Singapore Government Bond:
1.75%, 4/1/2022	SGD	600,000	452,367
1.75%, 2/1/2023	SGD	850,000	646,774
2.75%, 7/1/2023	SGD	980,000	764,030
3.13%, 9/1/2022	SGD	900,000	694,827
			2,557,998
SLOVAKIA — 0.2%
Slovakia Government Bond Series 225, 3.00%, 2/28/2023	EUR	400,000	501,858
SLOVENIA — 0.2%
Slovenia Government Bond Series RS73, 2.25%, 3/25/2022	EUR	350,000	423,120
SOUTH KOREA — 4.7%
Korea Treasury Bond Series 2212, 1.25%, 12/10/2022	KRW	10,763,000,000	9,565,316
SPAIN — 4.5%
Kingdom of Spain:
Zero Coupon, 4/30/2023	EUR	1,300,000	1,543,321
0.35%, 7/30/2023	EUR	1,078,000	1,291,757
0.40%, 4/30/2022	EUR	1,050,000	1,246,287
0.45%, 10/31/2022	EUR	1,046,000	1,248,664
4.40%, 10/31/2023 (a)	EUR	1,677,000	2,221,054
Security Description		Principal Amount	Value
5.40%, 1/31/2023 (a)	EUR	1,356,000	$1,766,821
			9,317,904
SWEDEN — 1.1%
Kingdom of Sweden:
Series 1057, 1.50%, 11/13/2023 (a)	SEK	8,300,000	996,665
Series 1054, 3.50%, 6/1/2022	SEK	10,055,000	1,204,574
			2,201,239
SWITZERLAND — 0.4%
Switzerland Government Bond:
2.00%, 5/25/2022	CHF	370,000	405,592
4.00%, 2/11/2023	CHF	375,000	434,049
			839,641
THAILAND — 1.2%
Thailand Government Bond:
1.88%, 6/17/2022	THB	13,080,000	426,004
2.00%, 12/17/2022	THB	17,300,000	568,485
2.40%, 12/17/2023	THB	23,000,000	771,830
3.63%, 6/16/2023	THB	22,300,000	763,337
			2,529,656
UNITED KINGDOM — 5.1%
United Kingdom Treasury Bond:
0.13%, 1/31/2023	GBP	1,110,000	1,532,249
0.13%, 1/31/2024	GBP	1,000,000	1,376,919
0.50%, 7/22/2022	GBP	915,000	1,270,505
0.75%, 7/22/2023	GBP	1,000,000	1,400,281
1.75%, 9/7/2022	GBP	890,000	1,258,064
2.25%, 9/7/2023	GBP	1,155,000	1,676,600
4.00%, 3/7/2022	GBP	1,355,000	1,938,619
			10,453,237
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $200,486,740)			203,113,024

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (c) (d) (Cost $80,090)	80,090	$80,090
TOTAL INVESTMENTS — 99.1% (Cost $200,566,830)		203,193,114
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		1,835,113
NET ASSETS — 100.0%		$205,028,227
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 15.7% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
EMTN	Euro Medium Term Note

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

At March 31, 2021, open forward foreign currency exchange contracts were as follows:
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$203,113,024	$—	$203,113,024
Short-Term Investment	80,090	—	—	80,090
TOTAL INVESTMENTS	$80,090	$203,113,024	$—	$203,193,114
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	69,640	$69,640	$2,490,533	$2,480,083	$—	$—	80,090	$80,090	$15
See accompanying notes to schedule of investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.7%
ADVERTISING — 0.4%
WPP Finance 2010 3.63%, 9/7/2022	$125,000	$130,416
AIRLINES — 0.3%
United Airlines 2014-1 Pass Through Trust Series 2014-1, Class A, 4.00%, 10/11/2027	34,832	35,866
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	49,261	48,131
		83,997
APPAREL — 1.0%
NIKE, Inc.:
2.75%, 3/27/2027	75,000	80,065
2.85%, 3/27/2030	10,000	10,526
3.25%, 3/27/2040	50,000	52,540
3.38%, 3/27/2050	50,000	52,585
3.63%, 5/1/2043	75,000	82,524
PVH Corp. 4.63%, 7/10/2025	25,000	27,546
		305,786
AUTO MANUFACTURERS — 1.8%
American Honda Finance Corp. Series MTN, 0.55%, 7/12/2024	50,000	49,620
General Motors Co.:
5.95%, 4/1/2049	75,000	95,265
6.13%, 10/1/2025	50,000	58,899
General Motors Financial Co., Inc.:
4.00%, 10/6/2026	50,000	54,754
4.25%, 5/15/2023	50,000	53,499
5.10%, 1/17/2024	75,000	82,975
Toyota Motor Credit Corp. Series MTN, 2.90%, 4/17/2024	125,000	133,206
		528,218
BANKS — 19.6%
Banco Bilbao Vizcaya Argentaria SA 0.88%, 9/18/2023	25,000	25,084
Banco Santander SA:
2.71%, 6/27/2024	50,000	52,805
4.38%, 4/12/2028	35,000	39,014
Bank of America Corp.:
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (a)	100,000	108,652
Series L, 4.18%, 11/25/2027	50,000	55,619
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (a)	$100,000	$107,381
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (a)	25,000	25,702
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (a)	50,000	55,736
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (a)	30,000	29,896
Bank of Montreal:
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (a)	50,000	54,921
Series E, 3.30%, 2/5/2024	50,000	53,650
Series MTN, 2.55%, 11/6/2022	125,000	129,185
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (a)	50,000	48,638
Bank of New York Mellon Corp.:
Series MTN, 1.60%, 4/24/2025	50,000	50,930
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (a)	75,000	76,875
Bank of Nova Scotia 4.50%, 12/16/2025	100,000	113,532
Barclays PLC 3 Month USD LIBOR + 2.45%, 2.85%, 5/7/2026 (a)	200,000	209,196
BBVA USA:
2.50%, 8/27/2024	50,000	52,560
Series BKNT, 2.88%, 6/29/2022	50,000	51,420
BNP Paribas SA Series MTN, 3.25%, 3/3/2023	125,000	131,752
Canadian Imperial Bank of Commerce 3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (a)	75,000	77,005
Citigroup, Inc.:
4.05%, 7/30/2022	100,000	104,474
4.13%, 7/25/2028	100,000	110,371
4.65%, 7/23/2048	50,000	61,332
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (a)	100,000	109,474
SOFR + 2.84%, 3.11%, 4/8/2026 (a)	50,000	53,401
SOFR + 3.91%, 4.41%, 3/31/2031 (a)	75,000	85,261
SOFR + 4.55%, 5.32%, 3/26/2041 (a)	25,000	31,954
Deutsche Bank AG 4.10%, 1/13/2026	50,000	54,333
Goldman Sachs Group, Inc.:
3.80%, 3/15/2030	25,000	27,525

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.85%, 1/26/2027	$100,000	$109,690
6.25%, 2/1/2041	50,000	70,856
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (a)	100,000	116,123
Series MTN, 3.85%, 7/8/2024	125,000	135,731
JPMorgan Chase & Co.:
2.97%, 1/15/2023	150,000	153,013
4.13%, 12/15/2026	50,000	56,267
4.85%, 2/1/2044	37,000	46,452
5.63%, 8/16/2043	125,000	167,005
6.40%, 5/15/2038	100,000	141,275
7.63%, 10/15/2026	50,000	65,423
8.75%, 9/1/2030	75,000	110,129
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (a)	25,000	27,573
SOFR + 1.59%, 2.01%, 3/13/2026 (a)	175,000	179,881
SOFR + 1.89%, 2.18%, 6/1/2028 (a)	100,000	101,111
SOFR + 2.44%, 3.11%, 4/22/2051 (a)	125,000	122,089
Lloyds Banking Group PLC:
4.05%, 8/16/2023	50,000	53,942
4.34%, 1/9/2048	125,000	137,590
4.38%, 3/22/2028	50,000	56,247
1 year CMT + 1.00%, 2.44%, 2/5/2026 (a)	250,000	259,515
1 year CMT + 1.10%, 1.33%, 6/15/2023 (a)	100,000	100,953
Mizuho Financial Group, Inc.:
4.02%, 3/5/2028	50,000	55,644
3 Month USD LIBOR + 1.51%, 2.20%, 7/10/2031 (a)	25,000	24,073
Morgan Stanley:
4.38%, 1/22/2047	50,000	59,651
4.88%, 11/1/2022	200,000	213,330
7.25%, 4/1/2032	50,000	70,245
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (a)	50,000	54,486
SOFR + 1.99%, 2.19%, 4/28/2026 (a)	125,000	129,156
Series F, 3.88%, 4/29/2024	50,000	54,617
Series GMTN, 4.35%, 9/8/2026	50,000	56,450
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (a)	50,000	54,211
National Bank of Canada Series MTN, 2.10%, 2/1/2023	25,000	25,699
Royal Bank of Canada Series MTN, 1.15%, 6/10/2025	100,000	99,940
Santander UK PLC 2.10%, 1/13/2023	40,000	41,120
Toronto-Dominion Bank:
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (a)	125,000	136,917
Security Description	Principal Amount	Value
Series MTN, 2.65%, 6/12/2024	$50,000	$53,042
Westpac Banking Corp.:
3.40%, 1/25/2028	50,000	54,813
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (a)	100,000	110,318
		5,692,255
BEVERAGES — 4.6%
Anheuser-Busch InBev Finance, Inc. 3.65%, 2/1/2026	50,000	54,809
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	50,000	56,370
5.45%, 1/23/2039	15,000	18,735
5.80%, 1/23/2059	100,000	135,550
8.20%, 1/15/2039	150,000	239,671
Coca-Cola Co. 2.90%, 5/25/2027	100,000	107,836
Diageo Capital PLC 3.88%, 5/18/2028	200,000	224,492
Diageo Captial PLC 2.38%, 10/24/2029	75,000	75,616
Diageo Investment Corp.:
2.88%, 5/11/2022	150,000	154,381
4.25%, 5/11/2042	75,000	88,786
7.45%, 4/15/2035	15,000	23,004
PepsiCo, Inc.:
1.63%, 5/1/2030	5,000	4,784
3.45%, 10/6/2046	25,000	26,390
4.25%, 10/22/2044	50,000	58,790
7.00%, 3/1/2029	50,000	67,889
		1,337,103
BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
2.30%, 2/25/2031	16,000	15,816
2.77%, 9/1/2053 (b)	50,000	44,452
3.13%, 5/1/2025	72,000	77,244
3.15%, 2/21/2040	50,000	49,841
Baxalta, Inc. 5.25%, 6/23/2045	50,000	62,895
Biogen, Inc. 3.63%, 9/15/2022	4,000	4,181
		254,429
BUILDING MATERIALS — 1.0%
Carrier Global Corp.:
2.24%, 2/15/2025	25,000	25,906
3.38%, 4/5/2040	25,000	24,994
Johnson Controls International PLC 4.95%, 7/2/2064 (c)	50,000	60,725
Owens Corning:
3.95%, 8/15/2029	100,000	110,208

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.30%, 7/15/2047	$75,000	$82,030
		303,863
CHEMICALS — 0.3%
Air Products & Chemicals, Inc. 2.05%, 5/15/2030	25,000	24,632
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	25,000	27,907
Praxair, Inc. 1.10%, 8/10/2030	25,000	22,742
		75,281
COMMERCIAL SERVICES — 1.1%
Moody's Corp. 4.25%, 2/1/2029	50,000	56,763
RELX Capital, Inc. 3.00%, 5/22/2030	50,000	51,915
S&P Global, Inc.:
1.25%, 8/15/2030	100,000	91,376
2.30%, 8/15/2060	100,000	81,882
2.50%, 12/1/2029	25,000	25,582
Verisk Analytics, Inc. 4.13%, 9/12/2022	25,000	26,240
		333,758
COMPUTERS — 6.1%
Apple, Inc.:
0.55%, 8/20/2025	50,000	49,097
2.38%, 2/8/2041	100,000	92,510
2.50%, 2/9/2022	50,000	50,876
2.55%, 8/20/2060	50,000	43,183
2.85%, 5/11/2024	50,000	53,344
2.90%, 9/12/2027	50,000	53,834
3.20%, 5/11/2027	100,000	109,121
3.35%, 2/9/2027	50,000	54,965
4.50%, 2/23/2036	25,000	30,735
4.65%, 2/23/2046	175,000	219,133
Dell International LLC/EMC Corp.:
5.30%, 10/1/2029 (b)	50,000	58,465
6.10%, 7/15/2027 (b)	75,000	90,179
8.35%, 7/15/2046 (b)	125,000	190,269
Hewlett Packard Enterprise Co. 4.40%, 10/15/2022	75,000	78,878
HP, Inc.:
3.00%, 6/17/2027	125,000	132,296
3.40%, 6/17/2030	50,000	52,440
4.65%, 12/9/2021	50,000	51,391
6.00%, 9/15/2041	50,000	62,968
International Business Machines Corp.:
3.30%, 1/27/2027	50,000	54,424
3.63%, 2/12/2024	200,000	217,268
4.25%, 5/15/2049	15,000	17,295
		1,762,671
Security Description	Principal Amount	Value
COSMETICS/PERSONAL CARE — 2.4%
Procter & Gamble Co. 2.85%, 8/11/2027	$50,000	$54,275
Unilever Capital Corp.:
0.38%, 9/14/2023	200,000	200,554
2.13%, 9/6/2029	175,000	175,117
2.60%, 5/5/2024	150,000	158,832
3.50%, 3/22/2028	100,000	110,622
		699,400
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc. 1.85%, 2/15/2025	25,000	25,743
DIVERSIFIED FINANCIAL SERVICES — 1.9%
American Express Co. 3.40%, 2/22/2024	150,000	161,464
BlackRock, Inc. 3.38%, 6/1/2022	50,000	51,795
Intercontinental Exchange, Inc. 4.25%, 9/21/2048	75,000	84,165
Mastercard, Inc. 3.50%, 2/26/2028	75,000	82,879
Nasdaq, Inc. 4.25%, 6/1/2024	25,000	27,439
Visa, Inc.:
1.90%, 4/15/2027	50,000	51,233
2.75%, 9/15/2027	50,000	53,435
4.30%, 12/14/2045	25,000	30,220
		542,630
ELECTRIC — 7.3%
American Electric Power Co., Inc.:
3.20%, 11/13/2027	25,000	26,916
3.25%, 3/1/2050	50,000	46,490
Arizona Public Service Co. 2.60%, 8/15/2029	100,000	102,801
Baltimore Gas & Electric Co. 4.25%, 9/15/2048	50,000	57,585
CMS Energy Corp. 5 year CMT + 4.12%, 4.75%, 6/1/2050 (a)	19,000	20,618
Commonwealth Edison Co.:
2.20%, 3/1/2030	8,000	7,956
6.45%, 1/15/2038	25,000	34,917
Consolidated Edison Co. of New York, Inc.:
Series 06-A, 5.85%, 3/15/2036	25,000	32,328
Series 08-B, 6.75%, 4/1/2038	50,000	70,947
Consumers Energy Co.:
3.25%, 8/15/2046	15,000	15,087
3.95%, 7/15/2047	25,000	28,177

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Dominion Energy, Inc. 7.00%, 6/15/2038	$25,000	$35,720
DTE Energy Co. 3.80%, 3/15/2027	75,000	82,764
Duke Energy Corp.:
3.75%, 4/15/2024	50,000	53,917
3.75%, 9/1/2046	100,000	101,150
Eversource Energy Series O, 4.25%, 4/1/2029	50,000	57,033
Exelon Corp.:
3.40%, 4/15/2026	75,000	81,250
5.10%, 6/15/2045	25,000	30,999
Florida Power & Light Co. 5.96%, 4/1/2039	50,000	69,232
Indiana Michigan Power Co. 6.05%, 3/15/2037	25,000	33,125
ITC Holdings Corp. 3.35%, 11/15/2027	25,000	27,077
NextEra Energy Capital Holdings, Inc. 3.15%, 4/1/2024	75,000	79,990
Northern States Power Co. 2.60%, 5/15/2023	50,000	51,754
NSTAR Electric Co. 3.20%, 5/15/2027	25,000	27,089
Ohio Power Co. 4.00%, 6/1/2049	50,000	55,436
Oncor Electric Delivery Co. LLC:
3.70%, 5/15/2050	25,000	26,882
5.30%, 6/1/2042	25,000	32,554
5.75%, 3/15/2029	25,000	30,934
Public Service Co. of Colorado:
4.10%, 6/15/2048	75,000	85,146
4.30%, 3/15/2044	25,000	28,943
6.50%, 8/1/2038	50,000	71,930
Public Service Electric & Gas Co.:
Series MTN, 2.70%, 5/1/2050	25,000	23,055
Series MTN, 3.65%, 9/1/2028	50,000	55,331
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	25,000	23,047
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050	50,000	49,879
Sempra Energy:
3.40%, 2/1/2028	50,000	53,727
3.75%, 11/15/2025	50,000	54,849
4.00%, 2/1/2048	75,000	78,814
South Carolina Electric & Gas Co. 5.45%, 2/1/2041	25,000	32,549
Virginia Electric & Power Co.:
3.45%, 2/15/2024	25,000	26,857
8.88%, 11/15/2038	50,000	86,243
Wisconsin Power & Light Co. 3.65%, 4/1/2050	50,000	52,480
Security Description	Principal Amount	Value
Wisconsin Public Service Corp. 4.75%, 11/1/2044	$50,000	$61,097
Xcel Energy, Inc. 3.40%, 6/1/2030	25,000	26,857
		2,131,532
ELECTRONICS — 0.3%
Flex, Ltd. 5.00%, 2/15/2023	50,000	53,698
Keysight Technologies, Inc. 4.60%, 4/6/2027	25,000	28,619
		82,317
ENVIRONMENTAL CONTROL — 0.6%
Republic Services, Inc.:
2.90%, 7/1/2026	50,000	53,348
4.75%, 5/15/2023	50,000	54,005
Waste Management, Inc. 3.50%, 5/15/2024	50,000	54,010
		161,363
FOOD — 2.0%
Campbell Soup Co.:
2.50%, 8/2/2022	75,000	77,053
3.95%, 3/15/2025	25,000	27,486
4.15%, 3/15/2028	100,000	112,390
4.80%, 3/15/2048	50,000	59,628
Conagra Brands, Inc. 5.30%, 11/1/2038	50,000	61,837
General Mills, Inc.:
3.00%, 2/1/2051 (b)	75,000	70,159
3.20%, 2/10/2027	25,000	27,064
Kellogg Co. 3.25%, 4/1/2026	50,000	54,017
Mondelez International, Inc.:
1.50%, 5/4/2025	50,000	50,483
3.63%, 2/13/2026	25,000	27,519
		567,636
FOREST PRODUCTS & PAPER — 0.1%
International Paper Co. 4.35%, 8/15/2048	25,000	29,120
GAS — 0.4%
NiSource, Inc. 2.95%, 9/1/2029	26,000	26,817
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/2031	50,000	49,484
Southern California Gas Co. 3.15%, 9/15/2024	25,000	26,914
		103,215
HAND & MACHINE TOOLS — 0.2%
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	50,000	54,885

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 0.9%
Abbott Laboratories:
4.75%, 11/30/2036	$50,000	$62,046
4.90%, 11/30/2046	25,000	32,530
Baxter International, Inc.:
3.50%, 8/15/2046	25,000	26,074
3.95%, 4/1/2030 (b)	25,000	28,130
Boston Scientific Corp. 4.70%, 3/1/2049	3,000	3,638
Koninklijke Philips NV 6.88%, 3/11/2038	25,000	36,879
Medtronic, Inc.:
3.50%, 3/15/2025	25,000	27,417
4.63%, 3/15/2045	25,000	31,472
		248,186
HEALTH CARE SERVICES — 0.5%
Anthem, Inc. 4.10%, 3/1/2028	125,000	140,579
HOUSEHOLD PRODUCTS & WARES — 0.5%
Kimberly-Clark Corp.:
3.20%, 4/25/2029	50,000	54,072
3.90%, 5/4/2047	25,000	28,615
5.30%, 3/1/2041	50,000	65,005
		147,692
INSURANCE — 1.6%
AXA SA 8.60%, 12/15/2030	75,000	114,708
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	75,000	77,755
4.30%, 4/15/2043	50,000	56,910
MetLife, Inc. 4.55%, 3/23/2030	75,000	87,556
XLIT, Ltd. 5.50%, 3/31/2045	100,000	128,292
		465,221
INTERNET — 0.6%
Amazon.com, Inc.:
2.40%, 2/22/2023	4,000	4,152
2.50%, 6/3/2050	50,000	44,746
3.88%, 8/22/2037	50,000	57,055
4.05%, 8/22/2047	3,000	3,496
4.25%, 8/22/2057	3,000	3,610
eBay, Inc. 1.90%, 3/11/2025	50,000	51,311
		164,370
Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp. Series MTN, 3.30%, 6/9/2024	$50,000	$54,044
Caterpillar, Inc. 4.30%, 5/15/2044	50,000	59,964
		114,008
MACHINERY-DIVERSIFIED — 0.8%
CNH Industrial Capital LLC 4.20%, 1/15/2024	150,000	163,417
Xylem, Inc.:
3.25%, 11/1/2026	50,000	54,294
4.38%, 11/1/2046	25,000	28,131
		245,842
MEDIA — 0.3%
Thomson Reuters Corp. 4.30%, 11/23/2023	75,000	81,364
MINING — 2.3%
Barrick Gold Corp. 6.45%, 10/15/2035	15,000	19,777
BHP Billiton Finance USA, Ltd. 2.88%, 2/24/2022	5,000	5,115
Newmont Corp.:
3.70%, 3/15/2023	25,000	26,270
6.25%, 10/1/2039	125,000	173,918
Rio Tinto Finance USA PLC 4.75%, 3/22/2042	175,000	217,005
Rio Tinto Finance USA, Ltd. 7.13%, 7/15/2028	50,000	67,070
Teck Resources, Ltd. 5.20%, 3/1/2042	150,000	165,402
		674,557
MISCELLANEOUS MANUFACTURER — 0.9%
3M Co.:
Series MTN, 3.63%, 10/15/2047	25,000	27,158
Series MTN, 3.88%, 6/15/2044	25,000	27,810
General Electric Co.:
3.63%, 5/1/2030	75,000	80,739
4.13%, 10/9/2042	50,000	53,842
Series MTN, 5.88%, 1/14/2038	60,000	77,633
		267,182
OFFICE FURNISHINGS — 0.2%
Steelcase, Inc. 5.13%, 1/18/2029	50,000	58,362
OIL & GAS — 3.7%
BP Capital Markets America, Inc. 2.52%, 9/19/2022	4,000	4,116

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Cenovus Energy, Inc. 4.25%, 4/15/2027	$25,000	$27,037
Chevron Corp. 2.90%, 3/3/2024	100,000	106,565
Chevron USA, Inc.:
4.20%, 10/15/2049	50,000	57,301
5.05%, 11/15/2044	25,000	31,882
ConocoPhillips 5.90%, 5/15/2038	50,000	66,712
Exxon Mobil Corp.:
2.61%, 10/15/2030	25,000	25,453
2.99%, 3/19/2025	50,000	53,589
3.04%, 3/1/2026	50,000	53,969
3.45%, 4/15/2051	50,000	50,398
Hess Corp.:
6.00%, 1/15/2040	25,000	29,996
7.30%, 8/15/2031	5,000	6,385
Marathon Petroleum Corp. 3.80%, 4/1/2028	50,000	54,160
Petro-Canada 6.80%, 5/15/2038	50,000	68,228
Shell International Finance B.V.:
3.25%, 4/6/2050	50,000	49,172
3.88%, 11/13/2028	25,000	27,933
4.38%, 5/11/2045	25,000	29,198
4.55%, 8/12/2043	5,000	5,944
6.38%, 12/15/2038	50,000	71,977
Total Capital International SA:
2.88%, 2/17/2022	50,000	51,136
3.70%, 1/15/2024	200,000	217,454
		1,088,605
PHARMACEUTICALS — 6.4%
AbbVie, Inc.:
3.85%, 6/15/2024	150,000	163,036
4.25%, 11/21/2049	50,000	56,598
4.30%, 5/14/2036	100,000	114,550
AstraZeneca PLC:
3.13%, 6/12/2027	50,000	53,922
4.38%, 11/16/2045	25,000	29,108
Becton Dickinson and Co.:
3.70%, 6/6/2027	15,000	16,533
3.79%, 5/20/2050	50,000	52,892
4.69%, 12/15/2044	125,000	148,877
Bristol-Myers Squibb Co.:
2.00%, 8/1/2022	50,000	51,122
3.25%, 2/27/2027	50,000	54,621
3.40%, 7/26/2029	50,000	54,618
3.45%, 11/15/2027	25,000	27,521
4.25%, 10/26/2049	50,000	58,897
Cigna Corp.:
3.40%, 3/15/2050	25,000	24,745
3.50%, 6/15/2024	75,000	80,856
4.80%, 8/15/2038	25,000	30,004
CVS Health Corp. 6.13%, 9/15/2039	25,000	33,156
Security Description	Principal Amount	Value
GlaxoSmithKline Capital PLC 0.53%, 10/1/2023	$15,000	$15,028
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	21,000	23,071
6.38%, 5/15/2038	25,000	36,783
Merck & Co., Inc.:
2.35%, 2/10/2022	75,000	76,340
2.35%, 6/24/2040	25,000	23,257
3.40%, 3/7/2029	50,000	55,149
4.15%, 5/18/2043	75,000	88,159
Mylan, Inc. 4.55%, 4/15/2028	25,000	28,284
Novartis Capital Corp.:
2.00%, 2/14/2027	25,000	25,758
2.75%, 8/14/2050	25,000	23,768
4.40%, 5/6/2044	25,000	30,541
Pfizer, Inc.:
0.80%, 5/28/2025	25,000	24,835
2.55%, 5/28/2040	25,000	23,878
2.70%, 5/28/2050	25,000	23,213
7.20%, 3/15/2039	25,000	39,222
Sanofi:
3.38%, 6/19/2023	100,000	106,614
3.63%, 6/19/2028	50,000	55,846
Viatris, Inc. 3.85%, 6/22/2040 (b)	50,000	51,228
Wyeth LLC 6.45%, 2/1/2024	50,000	58,175
		1,860,205
PIPELINES — 1.2%
Kinder Morgan, Inc.:
2.00%, 2/15/2031	50,000	46,386
5.05%, 2/15/2046	50,000	56,423
MPLX L.P. 4.70%, 4/15/2048	50,000	54,046
TransCanada PipeLines, Ltd. 7.63%, 1/15/2039	50,000	75,096
Williams Cos., Inc.:
3.75%, 6/15/2027	50,000	54,591
6.30%, 4/15/2040	50,000	64,476
		351,018
REAL ESTATE INVESTMENT TRUSTS — 6.3%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	50,000	45,343
AvalonBay Communities, Inc.:
Series GMTN, 3.50%, 11/15/2024	50,000	54,454
Series MTN, 3.20%, 1/15/2028	75,000	79,517
Series MTN, 3.90%, 10/15/2046	75,000	81,653
Boston Properties L.P.:
2.75%, 10/1/2026	75,000	78,989

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 1/30/2031	$100,000	$103,539
3.40%, 6/21/2029	75,000	79,107
3.65%, 2/1/2026	100,000	109,212
3.80%, 2/1/2024	225,000	242,485
Brixmor Operating Partnership L.P. 3.90%, 3/15/2027	50,000	54,419
CBRE Services, Inc. 4.88%, 3/1/2026	50,000	57,395
Digital Realty Trust L.P. 4.45%, 7/15/2028	25,000	28,267
Equinix, Inc. 5.38%, 5/15/2027	50,000	53,705
Healthpeak Properties, Inc. 3.50%, 7/15/2029	50,000	53,676
Host Hotels & Resorts L.P.:
Series E, 4.00%, 6/15/2025	100,000	106,450
Series I, 3.50%, 9/15/2030	75,000	75,298
Kilroy Realty L.P.:
2.50%, 11/15/2032	75,000	70,392
3.80%, 1/15/2023	50,000	52,174
4.25%, 8/15/2029	50,000	54,881
4.38%, 10/1/2025	25,000	27,488
Prologis L.P. 2.25%, 4/15/2030	25,000	24,651
Regency Centers L.P. 3.60%, 2/1/2027	25,000	27,046
Simon Property Group L.P.:
2.20%, 2/1/2031	25,000	23,898
3.38%, 12/1/2027	75,000	80,720
Ventas Realty L.P.:
3.75%, 5/1/2024	25,000	26,982
4.00%, 3/1/2028	50,000	55,263
Weyerhaeuser Co. 4.00%, 4/15/2030	75,000	83,136
		1,830,140
RETAIL — 1.7%
Home Depot, Inc.:
2.95%, 6/15/2029	50,000	53,071
3.13%, 12/15/2049	50,000	49,560
3.50%, 9/15/2056	15,000	15,805
5.88%, 12/16/2036	25,000	34,582
5.95%, 4/1/2041	25,000	35,293
Lowe's Cos., Inc. 5.13%, 4/15/2050	50,000	64,805
Target Corp.:
2.25%, 4/15/2025	49,000	51,336
3.63%, 4/15/2046	5,000	5,542
Walmart, Inc.:
2.85%, 7/8/2024	75,000	80,480
6.20%, 4/15/2038	75,000	108,781
		499,255
SEMICONDUCTORS — 2.8%
Applied Materials, Inc.:
1.75%, 6/1/2030	19,000	18,262
Security Description	Principal Amount	Value
5.85%, 6/15/2041	$25,000	$35,004
Intel Corp.:
3.40%, 3/25/2025	100,000	108,924
4.00%, 12/15/2032	53,000	61,387
4.10%, 5/19/2046	50,000	56,704
4.25%, 12/15/2042	150,000	174,094
4.75%, 3/25/2050	100,000	125,457
Lam Research Corp. 4.00%, 3/15/2029	50,000	56,729
NVIDIA Corp. 2.85%, 4/1/2030	50,000	52,512
QUALCOMM, Inc.:
3.25%, 5/20/2027	50,000	54,556
4.80%, 5/20/2045	25,000	31,225
Xilinx, Inc. 2.95%, 6/1/2024	25,000	26,546
		801,400
SOFTWARE — 3.3%
Autodesk, Inc. 4.38%, 6/15/2025	75,000	83,718
Microsoft Corp.:
2.53%, 6/1/2050	125,000	114,264
2.65%, 11/3/2022	100,000	103,369
2.92%, 3/17/2052	175,000	172,191
3.13%, 11/3/2025	100,000	109,053
Oracle Corp.:
3.40%, 7/8/2024	100,000	107,441
4.38%, 5/15/2055	75,000	81,563
5.38%, 7/15/2040	75,000	92,052
6.50%, 4/15/2038	75,000	103,253
		966,904
TELECOMMUNICATIONS — 11.3%
AT&T, Inc.:
2.30%, 6/1/2027	15,000	15,293
3.50%, 6/1/2041	50,000	49,417
3.80%, 2/15/2027	50,000	55,242
3.85%, 6/1/2060	175,000	167,454
4.25%, 3/1/2027	100,000	112,443
4.45%, 4/1/2024	50,000	54,924
4.85%, 3/1/2039	8,000	9,296
6.55%, 2/15/2039	200,000	267,922
Bell Canada, Inc. 4.46%, 4/1/2048	25,000	28,890
British Telecommunications PLC 9.63%, 12/15/2030	125,000	193,249
Cisco Systems, Inc.:
2.20%, 9/20/2023	50,000	52,275
3.50%, 6/15/2025	150,000	166,026
5.50%, 1/15/2040	50,000	67,986
5.90%, 2/15/2039	250,000	353,150
Corning, Inc. 4.38%, 11/15/2057	25,000	27,361

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	$200,000	$296,666
Motorola Solutions, Inc. 4.60%, 5/23/2029	25,000	28,363
Orange SA 5.50%, 2/6/2044	25,000	33,380
Telefonica Emisiones SA:
4.10%, 3/8/2027	25,000	27,952
5.21%, 3/8/2047	25,000	29,300
7.05%, 6/20/2036	50,000	69,627
TELUS Corp. 3.70%, 9/15/2027	50,000	55,524
Verizon Communications, Inc.:
1.45%, 3/20/2026	50,000	50,032
2.65%, 11/20/2040	50,000	45,701
2.88%, 11/20/2050	25,000	22,215
2.99%, 10/30/2056 (b)	25,000	21,994
3.00%, 11/20/2060	25,000	21,763
3.40%, 3/22/2041	50,000	50,786
4.13%, 3/16/2027	50,000	56,626
4.15%, 3/15/2024	25,000	27,241
4.27%, 1/15/2036	15,000	16,898
4.86%, 8/21/2046	100,000	120,483
5.01%, 8/21/2054	75,000	93,928
6.40%, 9/15/2033	150,000	199,903
Vodafone Group PLC:
4.25%, 9/17/2050	25,000	27,472
4.38%, 5/30/2028	50,000	57,424
4.88%, 6/19/2049	50,000	59,711
5.00%, 5/30/2038	200,000	241,446
		3,275,363
TRANSPORTATION — 0.4%
Canadian National Railway Co. 2.85%, 12/15/2021	50,000	50,572
Security Description	Principal Amount	Value
Canadian Pacific Railway Co. 4.00%, 6/1/2028	$50,000	$55,795
		106,367
WATER — 0.2%
American Water Capital Corp. 6.59%, 10/15/2037	50,000	71,110
TOTAL CORPORATE BONDS & NOTES (Cost $29,643,809)		28,663,348
TOTAL INVESTMENTS — 98.7% (Cost $29,643,809)		28,663,348
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		384,295
NET ASSETS — 100.0%		$29,047,643
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2021. Maturity date shown is the final maturity.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$28,663,348	$—	$28,663,348
TOTAL INVESTMENTS	$—	$28,663,348	$—	$28,663,348
See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.2%
AUSTRALIA — 4.6%
Australia Government Bond:
Series 27CI, 0.75%, 11/21/2027	AUD	3,557,904	$2,984,234
Series 50CI, 1.00%, 2/21/2050	AUD	2,337,300	1,965,013
Series 40CI, 1.25%, 8/21/2040	AUD	2,493,173	2,195,598
Series 35CI, 2.00%, 8/21/2035	AUD	2,541,172	2,456,730
Series 30CI, 2.50%, 9/20/2030	AUD	4,094,108	3,966,858
Series 25CI, 3.00%, 9/20/2025	AUD	5,734,474	5,241,128
			18,809,561
BRAZIL — 5.9%
Brazil Notas do Tesouro Nacional Serie B:
Series NTNB, 6.00%, 8/15/2022	BRL	14,900,615	2,805,301
Series NTNB, 6.00%, 5/15/2023	BRL	17,840,075	3,407,115
Series NTNB, 6.00%, 8/15/2024	BRL	14,357,820	2,781,477
Series NTNB, 6.00%, 5/15/2025	BRL	5,603,052	1,122,832
Series NTNB, 6.00%, 8/15/2026	BRL	4,202,289	833,201
Series NTNB, 6.00%, 8/15/2028	BRL	6,233,395	1,254,211
Series NTNB, 6.00%, 8/15/2030	BRL	6,793,700	1,394,144
Series NTNB, 6.00%, 5/15/2035	BRL	8,579,671	1,839,773
Series NTNB, 6.00%, 8/15/2040	BRL	6,478,464	1,408,270
Series NTNB, 6.00%, 5/15/2045	BRL	8,194,463	1,789,401
Series NTNB, 6.00%, 8/15/2050	BRL	17,684,632	3,907,233
Series NTNB, 6.00%, 5/15/2055	BRL	6,443,509	1,436,797
			23,979,755
CANADA — 4.5%
Canadian Government Real Return Bond:
Series CPI, 0.50%, 12/1/2050	CAD	2,471,824	2,112,668
Series CPI, 1.25%, 12/1/2047	CAD	2,689,728	2,684,806
Series CPI, 1.50%, 12/1/2044	CAD	2,898,554	2,934,070
Security Description		Principal Amount	Value
Series CPI, 2.00%, 12/1/2041	CAD	2,242,479	$2,424,575
Series CPI, 3.00%, 12/1/2036	CAD	2,535,643	2,947,830
Series CPI, 4.00%, 12/1/2031	CAD	2,593,151	3,012,726
Series CPI, 4.25%, 12/1/2021	CAD	1	1
Series CPI, 4.25%, 12/1/2026	CAD	2,383,519	2,467,569
			18,584,245
CHILE — 4.6%
Bonos de la Tesoreria de la Republica:
Zero Coupon, 3/1/2025	CLP	734,869,250	1,060,582
1.30%, 3/1/2023	CLP	646,684,940	974,362
1.50%, 3/1/2026	CLP	2,968,871,770	4,800,472
1.90%, 9/1/2030	CLP	1,058,211,720	1,664,129
2.00%, 3/1/2035	CLP	2,438,046,840	3,886,068
2.10%, 7/15/2050	CLP	617,290,170	1,001,185
Series 30YR, 3.00%, 1/1/2044	CLP	2,895,384,845	5,395,743
Series 20YR, 4.50%, 10/15/2023	CLP	58,264,360	95,229
Bonos del Banco Central de Chile en UF:
Series 10YR, 3.00%, 3/1/2023	CLP	26,880	42
Series 20YR, 3.00%, 5/1/2028	CLP	7,520	13
Series 30YR, 3.00%, 2/1/2041	CLP	26,320	49
			18,877,874
COLOMBIA — 4.6%
Colombian TES:
Series UVR, 2.25%, 4/18/2029	COP	4,728,623,500	1,244,394
Series UVR, 3.00%, 3/25/2033	COP	8,062,333,900	2,142,212
Series UVR, 3.30%, 3/17/2027	COP	10,534,392,170	3,027,742
Series UVR, 3.50%, 5/7/2025	COP	5,864,793,530	1,723,196
Series UVR, 3.75%, 2/25/2037	COP	7,143,374,110	1,995,052
Series UVR, 3.75%, 6/16/2049	COP	3,696,765,590	985,301
Series UVR, 4.75%, 2/23/2023	COP	16,843,909,380	4,951,055
Series UVR, 4.75%, 4/4/2035	COP	9,519,857,793	2,987,603
			19,056,555

See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
FRANCE — 8.1%
French Republic Government Bond OAT:
Series OATI, 0.10%, 3/1/2025	EUR	1,188,376	$1,485,248
Series OATE, 0.10%, 3/1/2026 (a)	EUR	1,072,388	1,381,751
Series OATI, 0.10%, 3/1/2028	EUR	1,937,990	2,524,851
Series OATE, 0.10%, 3/1/2029	EUR	906,696	1,213,763
Series OATI, 0.10%, 3/1/2036 (a)	EUR	599,112	843,344
Series OATE, 0.10%, 7/25/2036 (a)	EUR	978,044	1,399,624
Series OATE, 0.10%, 7/25/2047 (a)	EUR	1,201,382	1,853,511
Series OATE, 0.25%, 7/25/2024	EUR	2,014,953	2,550,760
Series OATE, 0.70%, 7/25/2030 (a)	EUR	1,810,629	2,597,688
Series OATE, 1.10%, 7/25/2022	EUR	2,838,864	3,493,665
Series OATE, 1.80%, 7/25/2040 (a)	EUR	1,378,586	2,639,875
Series OATE, 1.85%, 7/25/2027	EUR	2,484,069	3,625,174
Series OATI, 2.10%, 7/25/2023 (a)	EUR	2,347,270	2,998,205
Series OATE, 3.15%, 7/25/2032	EUR	1,546,485	2,845,972
Series OATI, 3.40%, 7/25/2029	EUR	1,018,150	1,709,028
			33,162,459
GERMANY — 4.6%
Deutsche Bundesrepublik Inflation Linked Bond:
Series I/L, 0.10%, 4/15/2023	EUR	3,587,469	4,370,163
Series I/L, 0.10%, 4/15/2026	EUR	3,628,755	4,704,710
Series I/L, 0.10%, 4/15/2046	EUR	2,263,764	3,846,723
Series I/L, 0.50%, 4/15/2030	EUR	4,151,440	5,930,015
			18,851,611
ISRAEL — 4.6%
Israel Government Bond - CPI Linked:
Series 0529, 0.50%, 5/31/2029	ILS	5,811,588	1,927,178
0.75%, 10/31/2025	ILS	7,443,737	2,446,232
Series 0527, 0.75%, 5/31/2027	ILS	5,819,103	1,943,586
1.00%, 5/31/2045	ILS	5,150,829	1,819,324
Security Description		Principal Amount	Value
1.75%, 9/29/2023	ILS	4,839,622	$1,574,990
Series 0922, 2.75%, 9/30/2022	ILS	4,980,994	1,598,710
Series 0841, 2.75%, 8/30/2041	ILS	5,896,197	2,755,823
Series 0536, 4.00%, 5/30/2036	ILS	5,298,997	2,626,509
Israel Government Bond - Galil Series 5904, 4.00%, 7/31/2024	ILS	5,566,272	1,982,285
			18,674,637
ITALY — 5.7%
Italy Buoni Poliennali Del Tesoro:
Series CPI, 0.10%, 5/15/2022 (a)	EUR	1,276,768	1,530,589
Series CPI, 0.10%, 5/15/2023	EUR	1,185,190	1,438,461
Series CPI, 0.15%, 5/15/2051 (a)	EUR	350,757	413,343
Series CPI, 0.40%, 5/15/2030 (a)	EUR	982,639	1,261,475
Series CPI, 0.65%, 5/15/2026	EUR	648,973	829,692
Series CPI, 1.25%, 9/15/2032 (a)	EUR	1,882,062	2,657,685
Series CPI, 1.30%, 5/15/2028 (a)	EUR	2,090,807	2,828,131
Series CPI, 2.35%, 9/15/2024 (a)	EUR	1,472,674	1,962,383
Series CPI, 2.35%, 9/15/2035 (a)	EUR	1,657,959	2,710,940
Series CPI, 2.55%, 9/15/2041 (a)	EUR	1,634,228	2,963,046
Series CPI, 2.60%, 9/15/2023 (a)	EUR	2,330,289	3,030,778
Series CPI, 3.10%, 9/15/2026 (a)	EUR	1,248,807	1,818,766
			23,445,289
JAPAN — 4.5%
Japanese Government CPI Linked Bond:
Series 17, 0.10%, 9/10/2023	JPY	63,806,000	581,345
Series 18, 0.10%, 3/10/2024	JPY	126,030,700	1,150,347
Series 19, 0.10%, 9/10/2024	JPY	210,288,000	1,925,020
Series 20, 0.10%, 3/10/2025	JPY	373,797,000	3,420,767
Series 21, 0.10%, 3/10/2026	JPY	259,100,160	2,372,068
Series 22, 0.10%, 3/10/2027	JPY	207,073,218	1,893,755
Series 23, 0.10%, 3/10/2028	JPY	304,814,970	2,783,250

See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 24, 0.10%, 3/10/2029	JPY	355,658,240	$3,246,017
Series 25, 0.20%, 3/10/2030	JPY	116,963,960	1,090,792
			18,463,361
MEXICO — 4.6%
Mexican Udibonos:
Series S, 2.00%, 6/9/2022	MXN	52,505,361	2,554,634
Series S, 3.50%, 11/16/2023	MXN	19,571,407	1,002,316
Series S, 4.00%, 11/30/2028	MXN	62,426,039	3,378,826
Series S, 4.00%, 11/15/2040	MXN	60,063,982	3,191,533
Series S, 4.00%, 11/8/2046	MXN	56,014,716	3,032,578
Series S, 4.00%, 11/3/2050	MXN	21,596,035	1,184,882
Series S, 4.50%, 12/4/2025	MXN	52,910,286	2,858,896
Series S, 4.50%, 11/22/2035	MXN	27,264,995	1,531,173
			18,734,838
NEW ZEALAND — 2.4%
New Zealand Government Bond:
Series 0925, 2.00%, 9/20/2025	NZD	2,871,383	2,280,941
Series 0935, 2.50%, 9/20/2035	NZD	2,987,932	2,710,941
Series 0940, 2.50%, 9/20/2040	NZD	2,585,280	2,315,772
Series 0930, 3.00%, 9/20/2030	NZD	2,901,938	2,657,904
			9,965,558
SOUTH AFRICA — 4.8%
South Africa Government Bond - CPI Linked:
Series 2029, 1.88%, 3/31/2029	ZAR	17,763,708	1,075,436
Series 2033, 1.88%, 2/28/2033	ZAR	24,474,933	1,319,345
Series 2025, 2.00%, 1/31/2025	ZAR	40,191,757	2,687,145
Series 2038, 2.25%, 1/31/2038	ZAR	39,285,176	2,014,453
Series 2046, 2.50%, 3/31/2046	ZAR	37,026,802	1,835,838
Series 2050, 2.50%, 12/31/2050	ZAR	51,325,674	2,461,224
Series R210, 2.60%, 3/31/2028	ZAR	26,155,190	1,705,103
Series R212, 2.75%, 1/31/2022	ZAR	6,362,556	437,948
Security Description		Principal Amount	Value
Series R202, 3.45%, 12/7/2033	ZAR	45,833,381	$2,929,407
Series R197, 5.50%, 12/7/2023	ZAR	40,168,565	3,005,475
			19,471,374
SOUTH KOREA — 0.6%
Inflation Linked Korea Treasury Bond:
Series 2606, 1.00%, 6/10/2026	KRW	1,127,241,700	1,024,008
Series 2806, 1.75%, 6/10/2028	KRW	1,701,147,150	1,621,347
			2,645,355
SPAIN — 4.6%
Spain Government Inflation Linked Bond:
0.15%, 11/30/2023	EUR	1,480,205	1,833,646
0.30%, 11/30/2021	EUR	171	205
0.65%, 11/30/2027 (a)	EUR	3,442,774	4,632,268
0.70%, 11/30/2033 (a)	EUR	2,328,239	3,320,421
1.00%, 11/30/2030 (a)	EUR	3,449,358	4,930,172
1.80%, 11/30/2024 (a)	EUR	3,149,630	4,201,217
			18,917,929
SWEDEN — 4.0%
Sweden Inflation Linked Bond:
Series 3112, 0.13%, 6/1/2026	SEK	22,039,179	2,768,350
Series 3113, 0.13%, 12/1/2027	SEK	15,386,532	1,971,683
Series 3111, 0.13%, 6/1/2032 (a)	SEK	15,288,013	2,067,401
Series 3108, 0.25%, 6/1/2022 (a)	SEK	21,616,616	2,526,250
Series 3109, 1.00%, 6/1/2025 (a)	SEK	22,023,757	2,817,130
Series 3104, 3.50%, 12/1/2028 (a)	SEK	25,010,129	4,042,951
			16,193,765
TURKEY — 4.4%
Turkey Government Bond:
Series CPI, 1.00%, 5/3/2023	TRY	15,858,517	1,858,941
1.50%, 6/18/2025	TRY	5,655,902	650,801
Series CPI, 2.00%, 10/26/2022	TRY	11,401,744	1,369,580
Series CPI, 2.00%, 9/18/2024	TRY	7,964,279	940,380
Series CPI, 2.00%, 4/16/2025	TRY	11,598,609	1,361,853
Series CPI, 2.40%, 5/8/2024	TRY	7,600,605	910,171

See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series CPI, 2.70%, 1/14/2026	TRY	10,444,090	$1,262,474
Series CPI, 2.80%, 11/8/2023	TRY	5,399,388	654,040
Series CPI, 2.90%, 7/7/2027	TRY	9,101,158	1,112,288
Series CPI, 2.90%, 1/12/2028	TRY	9,818,789	1,201,020
Series CPI, 3.00%, 7/21/2021	TRY	9,433,146	1,145,780
Series CPI, 3.00%, 2/23/2022	TRY	9,695,687	1,179,216
Series CPI, 3.00%, 8/2/2023	TRY	11,734,968	1,428,130
3.20%, 11/6/2024	TRY	3,625,456	445,543
Series CPI, 3.30%, 6/28/2028	TRY	14,888,726	1,858,908
4.10%, 6/5/2024	TRY	506,304	63,681
Series CPI, 4.20%, 1/10/2024	TRY	5,793,728	728,765
			18,171,571
UNITED KINGDOM — 22.1%
United Kingdom Gilt Inflation Linked:
Series 3MO, 0.13%, 3/22/2024	GBP	1,589,691	2,418,268
Series 3MO, 0.13%, 3/22/2026	GBP	1,694,232	2,729,596
Series 3MO, 0.13%, 8/10/2028	GBP	1,920,318	3,285,939
Series 3MO, 0.13%, 3/22/2029	GBP	1,923,472	3,327,744
Series 3MO, 0.13%, 11/22/2036	GBP	1,812,954	3,669,091
Series 3MO, 0.13%, 8/10/2041	GBP	1,683,248	3,672,534
Series 3MO, 0.13%, 3/22/2044	GBP	1,549,558	3,504,267
Series 3MO, 0.13%, 3/22/2046	GBP	1,314,324	3,071,268
Series 3MO, 0.13%, 8/10/2048	GBP	1,249,078	3,049,419
Series 3MO, 0.13%, 11/22/2056	GBP	517,215	1,453,542
Series 3MO, 0.13%, 3/22/2058	GBP	1,318,342	3,793,897
Series 3MO, 0.13%, 11/22/2065	GBP	848,476	2,838,769
Series 3MO, 0.13%, 3/22/2068	GBP	1,238,917	4,478,387
Series 3MO, 0.25%, 3/22/2052	GBP	1,156,346	3,082,360
Series 3MO, 0.38%, 3/22/2062	GBP	1,530,417	5,039,532
Series 3MO, 0.50%, 3/22/2050	GBP	1,587,724	4,302,191
Security Description		Principal Amount	Value
Series 3MO, 0.63%, 3/22/2040	GBP	1,496,792	$3,442,777
Series 3MO, 0.63%, 11/22/2042	GBP	1,358,988	3,288,936
Series 3MO, 0.75%, 3/22/2034	GBP	1,224,287	2,512,866
Series 3MO, 0.75%, 11/22/2047	GBP	1,013,935	2,766,688
Series 3MO, 1.13%, 11/22/2037	GBP	2,505,702	5,901,121
Series 3MO, 1.25%, 11/22/2027	GBP	1,594,073	2,868,115
Series 3MO, 1.25%, 11/22/2032	GBP	1,424,582	2,983,537
Series 3MO, 1.25%, 11/22/2055	GBP	1,195,672	4,234,006
Series 3MO, 1.88%, 11/22/2022	GBP	1,976,988	2,978,271
Series 8MO, 2.00%, 1/26/2035	GBP	972,134	2,281,647
Series 8MO, 2.50%, 7/17/2024	GBP	1,277,159	2,082,153
Series 8MO, 4.13%, 7/22/2030	GBP	651,739	1,530,408
			90,587,329
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $384,869,161)			406,593,066
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (c) (d) (Cost $77,264)	77,264	77,264
TOTAL INVESTMENTS — 99.2% (Cost $384,946,425)		406,670,330
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		3,244,708
NET ASSETS — 100.0%		$409,915,038
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 15.5% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.

See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$406,593,066	$—	$406,593,066
Short-Term Investment	77,264	—	—	77,264
TOTAL INVESTMENTS	$77,264	$406,593,066	$—	$406,670,330
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	99,158	$99,158	$24,534,574	$24,556,468	$—	$—	77,264	$77,264	$63
See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.0%
ALABAMA — 0.9%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 4.00%, 11/1/2040	$765,000	$917,671
Series A, 5.00%, 9/1/2024	100,000	115,613
Series A, 5.00%, 9/1/2025	1,025,000	1,225,409
Series A, 5.00%, 9/1/2030	190,000	235,942
Series A, 5.00%, 9/1/2033	1,025,000	1,235,438
Series A, 5.00%, 9/1/2036	2,310,000	2,806,462
Series A, 5.00%, 11/1/2039	6,250,000	8,133,113
Series B, 5.00%, 9/1/2025	465,000	555,917
Alabama, State General Obligation Series C, 5.00%, 8/1/2027	110,000	134,415
Auburn, AL, University Revenue:
Series A, 4.00%, 6/1/2032	300,000	343,157
Series A, 5.00%, 6/1/2027	195,000	236,863
Series A, 5.00%, 6/1/2028	260,000	315,495
Series A, 5.00%, 6/1/2037	2,310,000	2,861,044
Series A, 5.00%, 6/1/2038	1,455,000	1,797,778
Series A, 5.00%, 6/1/2043	2,000,000	2,444,042
Birmingham, AL, Waterworks Board Revenue:
Series A, 4.00%, 1/1/2037	235,000	268,769
Series A, 4.00%, 1/1/2038	145,000	165,483
Series A, 5.00%, 1/1/2032	100,000	121,340
Series A, 5.00%, 1/1/2042	255,000	297,761
Series B, 3.00%, 1/1/2043	165,000	171,997
Series B, 4.00%, 1/1/2036	250,000	286,639
Series B, 5.00%, 1/1/2030	750,000	914,486
City of Homewood, AL, General Obligation 5.00%, 9/1/2041	315,000	377,981
Jefferson, AL, General Obligation:
4.00%, 9/15/2036	2,500,000	2,820,444
Series A, 5.00%, 4/1/2023	135,000	147,120
Tuscaloosa, AL, Board of Education Revenue 5.00%, 8/1/2041	755,000	930,085
University of Alabama, AL, General Revenue:
Series A, 4.00%, 7/1/2035	500,000	586,600
Series B, 3.00%, 7/1/2034	1,050,000	1,125,384
		31,572,448
ALASKA — 0.0% (a)
Alaska, State General Obligation:
Series A, 5.00%, 8/1/2031	90,000	105,781
Series B, 5.00%, 8/1/2026	245,000	290,596
Security Description	Principal Amount	Value
Anchorage, AK, Water Revenue:
Series B, 5.00%, 5/1/2036	$250,000	$299,734
Series B, 5.00%, 5/1/2037	500,000	597,945
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	215,000	251,381
		1,545,437
ARIZONA — 1.6%
Arizona Board of Regents Authority Revenue:
4.00%, 7/1/2042	1,290,000	1,525,354
5.00%, 7/1/2036	625,000	812,300
5.00%, 7/1/2041	750,000	960,387
5.00%, 7/1/2043	710,000	904,306
Series C, 5.00%, 7/1/2028 (b)	1,000,000	1,279,439
Series C, 5.00%, 7/1/2029 (b)	1,750,000	2,280,592
Series C, 5.00%, 7/1/2030 (b)	1,500,000	1,987,604
Arizona State Transportation Board 5.00%, 7/1/2025	200,000	237,233
Arizona, Board of Regents, University System Revenue:
VRN5.00%, 6/1/2028	205,000	248,640
VRN5.00%, 6/1/2029	420,000	508,215
VRN5.00%, 6/1/2032	385,000	461,970
5.00%, 6/1/2033	270,000	323,439
5.00%, 6/1/2038	230,000	273,520
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2022	200,000	207,206
5.00%, 1/1/2024	170,000	191,984
Series A, 5.00%, 1/1/2029	575,000	709,241
Series A, 5.00%, 12/1/2034	300,000	350,826
Arizona, State:
COPs5.00%, 9/1/2022	100,000	106,836
COPs5.00%, 10/1/2022	845,000	906,191
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2024	120,000	137,884
5.00%, 7/1/2025	320,000	367,243
5.00%, 7/1/2027	310,000	378,745
5.00%, 7/1/2028	395,000	480,322
5.00%, 7/1/2031	350,000	399,844
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2023	415,000	459,226
5.00%, 7/1/2024	125,000	143,629

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Arizona, State University Revenue:
Series A, 5.00%, 7/1/2040	$3,000,000	$3,780,180
Series B, 5.00%, 7/1/2042	2,990,000	3,596,569
Series C, 5.00%, 7/1/2042	390,000	462,561
Series D, 5.00%, 7/1/2041	200,000	233,568
Arizona, Transportation Board Revenue 5.00%, 7/1/2026	150,000	183,524
Arizona, Water Infrastructure Finance Authority Revenue Series A, 5.00%, 10/1/2029	150,000	174,336
City of Tempe AZ General Obligation Series B, 4.00%, 7/1/2026	500,000	588,861
Maricopa County, AZ, Special Health Care District, General Obligation 4.00%, 7/1/2038	430,000	489,335
Maricopa, AZ, Community College District, General Obligation:
5.00%, 7/1/2023	230,000	253,910
5.00%, 7/1/2024	225,000	257,747
Maricopa, AZ, High School District No. 210-Phoenix, General Obligation:
5.00%, 7/1/2030	510,000	629,589
5.00%, 7/1/2036	900,000	1,092,180
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2024	160,000	183,901
5.00%, 7/1/2026	100,000	122,349
5.00%, 7/1/2029	455,000	551,979
Series A, 5.00%, 7/1/2025	145,000	172,330
Series A, 5.00%, 7/1/2026	235,000	278,532
Series A, 5.00%, 7/1/2037	390,000	483,660
Series A, 5.00%, 7/1/2044	5,000,000	6,391,036
Series B, 5.00%, 7/1/2024	3,000,000	3,449,191
Series B, 5.00%, 7/1/2026	6,715,000	8,209,192
Series B, 5.00%, 7/1/2037	500,000	601,930
Phoenix, AZ, General Obligation:
4.00%, 7/1/2026	460,000	539,154
5.00%, 7/1/2025	205,000	243,164
5.00%, 7/1/2026	300,000	367,047
Pima, AZ, Sewer System Revenue 5.00%, 7/1/2026	200,000	244,698
Regional, AZ, Public Transportation Authority Revenue 5.25%, 7/1/2025	100,000	115,532
Security Description	Principal Amount	Value
Scottsdale, AZ, General Obligation 4.00%, 7/1/2024	$200,000	$223,717
State of Arizona Lottery Revenue 5.00%, 7/1/2025	4,050,000	4,807,718
Town of Queen Creek AZ Excise Tax Revenue 4.00%, 8/1/2045	1,150,000	1,356,434
University of Arizona, Reveune Series B, 5.00%, 6/1/2042	490,000	579,836
		57,305,936
ARKANSAS — 0.1%
Fayetteville,AZ,Capital Improvement Corp., Sales & Tax Revenue Series A, 5.00%, 11/1/2026	570,000	698,322
Rogers, AR, Sales Tax Revenue Series B, 3.88%, 11/1/2039	350,000	389,446
Springdale, AR, Sales & Use Tax Revenue 5.00%, 4/1/2037	220,000	246,900
University of Arkansas, Revenue Series A, 5.00%, 9/15/2035	470,000	556,651
		1,891,319
CALIFORNIA — 19.4%
Alameda, CA, Unified School District, General Obligation Series A, 5.00%, 8/1/2039	500,000	585,813
Anaheim, Redevelopment Successor Agency, Tax Allocation Series A, 5.00%, 2/1/2029	2,015,000	2,544,151
Arcadia, CA, Unified School District, General Obligation:
VRN3.25%, 8/1/2036	365,000	396,264
VRN3.25%, 8/1/2037	240,000	259,343
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2025	150,000	180,214
Beverly Hills, CA, Unified School District, General Obligation Series A, 3.00%, 8/1/2040	785,000	834,802
California Educational Facilities Authority Revenue 5.00%, 10/1/2041	525,000	620,690

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
California State Public Works Board:
3.00%, 5/1/2032	$655,000	$726,467
4.00%, 10/1/2027	920,000	1,080,426
5.00%, 9/1/2029	530,000	663,066
Series B, 5.00%, 10/1/2027	1,790,000	2,260,433
Series B, 5.00%, 10/1/2028	1,300,000	1,635,861
Series C, 5.00%, 11/1/2031	6,855,000	8,940,112
Series C, 5.00%, 11/1/2032	975,000	1,268,220
Series C, 5.00%, 11/1/2034	2,580,000	3,332,725
California, Bay Area Toll Authority Revenue:
VRN2.00%, 4/1/2053 (c)	350,000	363,439
VRN2.13%, 4/1/2053 (c)	575,000	605,160
5.00%, 4/1/2024	250,000	284,291
Series A, VRN2.63%, 4/1/2045 (c)	13,510,000	14,654,439
California, Bay Area Toll Authority, Toll Bridge Revenue:
4.00%, 4/1/2042	125,000	142,796
5.00%, 4/1/2022	550,000	576,462
Series A, 2.95%, 4/1/2047 (c)	1,225,000	1,346,332
California, Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2025	295,000	355,536
5.00%, 10/1/2026	300,000	369,043
5.00%, 10/1/2027	295,000	359,143
5.00%, 10/1/2028	490,000	594,927
5.00%, 10/1/2029	115,000	146,861
5.00%, 11/1/2030	7,100,000	9,446,306
5.00%, 10/1/2031	410,000	507,721
5.00%, 10/1/2032	3,470,000	4,195,087
5.00%, 10/1/2033	3,810,000	4,592,558
5.00%, 10/1/2034	2,400,000	2,889,036
5.00%, 10/1/2035	2,225,000	2,674,755
California, Municipal Finance Authority Revenue:
4.00%, 1/1/2043	4,750,000	5,690,048
Series A, 5.00%, 6/1/2042	1,525,000	1,831,691
California, State Department of Water Resources Center Valley Project Revenue:
Series AW, 5.00%, 12/1/2028	330,000	409,698
Series AW, 5.00%, 12/1/2029	785,000	972,614
Series AW, 5.00%, 12/1/2032	255,000	314,033
Security Description	Principal Amount	Value
Series AX, 5.00%, 12/1/2029	$300,000	$382,144
California, State Department of Water Resources Power Supply Revenue:
Series AX, 5.00%, 12/1/2032	100,000	126,513
Series BA, 5.00%, 12/1/2022	740,000	799,707
California, State General Obligation:
3.00%, 3/1/2028	525,000	600,310
3.00%, 10/1/2034	9,345,000	10,405,669
3.00%, 11/1/2035	850,000	954,395
3.00%, 10/1/2036	1,830,000	2,009,096
3.00%, 10/1/2037	12,095,000	13,185,448
3.00%, 11/1/2041	1,300,000	1,397,637
3.50%, 8/1/2027	175,000	204,434
4.00%, 11/1/2023	160,000	175,472
4.00%, 10/1/2024	250,000	281,676
4.00%, 9/1/2025	250,000	288,830
4.00%, 3/1/2029	550,000	675,674
4.00%, 8/1/2033	205,000	235,474
4.00%, 10/1/2034	500,000	600,748
4.00%, 3/1/2036	1,300,000	1,562,057
4.00%, 10/1/2036	500,000	596,029
4.00%, 11/1/2036	30,000	35,235
4.00%, 10/1/2037	2,100,000	2,495,345
4.00%, 11/1/2037	500,000	604,095
4.00%, 11/1/2039	7,500,000	9,007,901
4.00%, 10/1/2044	965,000	1,125,861
5.00%, 4/1/2022	10,000,000	10,482,145
5.00%, 8/1/2022	100,000	106,418
5.00%, 9/1/2022	250,000	267,054
5.00%, 11/1/2022	1,110,000	1,194,691
5.00%, 8/1/2023	600,000	666,753
5.00%, 9/1/2023	545,000	607,657
5.00%, 11/1/2023	1,395,000	1,565,651
5.00%, 4/1/2024	9,265,000	10,568,571
5.00%, 8/1/2024	325,000	375,232
5.00%, 9/1/2024	720,000	833,738
5.00%, 10/1/2024	600,000	696,813
5.00%, 8/1/2025	455,000	543,979
5.00%, 9/1/2025	235,000	281,743
5.00%, 10/1/2025	5,000,000	6,011,195
5.00%, 3/1/2026	110,000	129,194
5.00%, 8/1/2026	2,990,000	3,669,073
5.00%, 9/1/2026	695,000	858,082
5.00%, 10/1/2026	3,920,000	4,797,322
5.00%, 4/1/2027	5,000,000	6,250,445
5.00%, 8/1/2027	10,720,000	13,467,375
5.00%, 9/1/2027	720,000	851,170
5.00%, 10/1/2027	170,000	206,124
5.00%, 11/1/2027	180,000	228,278
5.00%, 8/1/2028	4,440,000	5,602,052
5.00%, 9/1/2028	3,295,000	3,652,687

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 10/1/2028	$3,000,000	$3,880,513
5.00%, 11/1/2028	700,000	907,004
5.00%, 4/1/2029	5,525,000	7,218,266
5.00%, 8/1/2029	765,000	926,984
5.00%, 9/1/2029	2,235,000	2,435,591
5.00%, 10/1/2029	5,750,000	7,472,268
5.00%, 3/1/2030	1,640,000	2,172,629
5.00%, 8/1/2030	500,000	610,849
5.00%, 9/1/2030	1,455,000	1,781,642
5.00%, 11/1/2030	500,000	627,831
5.00%, 4/1/2031	1,845,000	2,381,706
5.00%, 9/1/2031	2,485,000	2,996,465
5.00%, 3/1/2032	280,000	325,782
5.00%, 4/1/2032	4,600,000	6,201,589
5.00%, 8/1/2032	300,000	365,808
5.00%, 3/1/2033	2,000,000	2,615,943
5.00%, 4/1/2033	3,500,000	4,489,632
5.00%, 8/1/2033	860,000	1,045,643
5.00%, 9/1/2034	290,000	352,017
5.00%, 10/1/2034	155,000	179,132
5.00%, 3/1/2035	620,000	806,855
5.00%, 8/1/2035	1,650,000	2,011,295
5.00%, 9/1/2035	740,000	896,944
5.00%, 10/1/2035	435,000	520,108
5.00%, 4/1/2036	500,000	635,606
5.00%, 8/1/2036	1,870,000	2,282,807
5.00%, 9/1/2036	1,390,000	1,680,724
5.00%, 11/1/2036	1,150,000	1,458,914
5.00%, 10/1/2037	90,000	103,809
5.00%, 11/1/2037	660,000	817,060
5.00%, 10/1/2039	1,165,000	1,442,238
5.00%, 11/1/2039	1,400,000	1,762,779
VRN4.00%, 12/1/2030 (c)	135,000	135,816
Series B, 5.00%, 8/1/2024	150,000	173,184
Series C, 5.00%, 9/1/2034	155,000	182,634
Campbell Union High School District, Revenue Series B, 5.00%, 8/1/2036	150,000	180,817
Centinela Valley, CA, Union High School District, General Obligation Series B, 4.00%, 8/1/2050 (d)	100,000	110,037
Cerritos, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2043	250,000	287,597
Chabot-Las Positas, CA, Community College District, General Obligation:
4.00%, 8/1/2033	1,015,000	1,169,859
Series A, 4.00%, 8/1/2042	500,000	567,184
City of San Jose, CA, General Obligation 5.00%, 9/1/2041	620,000	777,422
Security Description	Principal Amount	Value
Contra Costa, CA, Transportation Authority Sales Tax Revenue:
Series B, 5.00%, 3/1/2026	$2,400,000	$2,909,102
Series B, 5.00%, 3/1/2028	3,000,000	3,722,193
Contra Costa, Community College District, General Obligation:
Series C, 3.00%, 8/1/2035	1,000,000	1,129,239
Series C, 3.00%, 8/1/2036	1,000,000	1,123,915
Series C, 3.00%, 8/1/2037	1,400,000	1,561,240
Coronado, Community Development Agency Successor Agency Series A, 5.00%, 9/1/2033	5,455,000	6,324,139
Corona-Norco, CA, Unified School District, General Obligation Series B, 4.00%, 8/1/2043	150,000	171,130
Desert, CA, Community College District, General Obligation 5.00%, 8/1/2035	360,000	427,685
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 5.00%, 6/1/2035	535,000	661,696
Series A, 5.00%, 6/1/2044	735,000	928,185
Series B, 5.00%, 6/1/2034	690,000	855,006
East Side, CA, Union High School District, General Obligation Series E, 5.00%, 8/1/2028	125,000	152,639
Eastern, CA, Municipal Water District Financing Authority Revenue Series B, 5.00%, 7/1/2032	230,000	278,496
Eastern, CA, Municipal Water District Revenue:
Series A, 5.00%, 7/1/2042	1,000,000	1,188,823
Series A, 5.00%, 7/1/2045	315,000	371,675
El Dorado, CA, Irrigation District, Water Agency Revenue:
Series C, 5.00%, 3/1/2032	390,000	474,304
Series C, 5.00%, 3/1/2035	570,000	693,214
Elk Grove, Unified School District COPs3.00%, 2/1/2034	100,000	105,461
Folsom Cordova, CA, Unified School District School Facilities Improvement District No. 5, General Obligation Series C, 4.00%, 10/1/2043	715,000	825,111

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 10/1/2028	$100,000	$125,764
Series A, 5.00%, 10/1/2031	340,000	421,797
Series A, 5.00%, 10/1/2032	250,000	309,327
Foothill-De Anza Community College District, General Obligation:
2.38%, 8/1/2040 (c)	2,570,000	2,570,785
5.00%, 8/1/2027	230,000	273,889
5.00%, 8/1/2028	140,000	166,384
Imperial, CA, Irrigation District Electric System Revenue Series C, 5.00%, 11/1/2036	100,000	119,499
Livermore Valley, CA, Joint Unified School District, General Obligation 3.00%, 8/1/2046	230,000	237,942
Local Public Schools Funding Authority School Improvement District No 2016-1 3.00%, 8/1/2046	500,000	519,465
Lodi Unified School District/CA,General Obligation Series 2020, 3.00%, 8/1/2043	1,240,000	1,299,898
Long Beach, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2041	4,640,000	5,239,174
Long Beach, CA, Unified School District, General Obligation:
5.00%, 8/1/2027	300,000	370,749
Series B, 5.00%, 8/1/2022	590,000	628,027
Los Angeles County Metropolitan Transportation Authority Series A, 5.00%, 7/1/2041	1,100,000	1,356,093
Los Angeles, CA, Community College District, General Obligation:
4.00%, 8/1/2038	500,000	577,551
5.00%, 8/1/2036	430,000	521,323
Series A, 5.00%, 8/1/2026	215,000	248,611
Series J, 4.00%, 8/1/2036	400,000	470,759
Series J, 4.00%, 8/1/2039	480,000	562,027
Security Description	Principal Amount	Value
Los Angeles, CA, Department of Airports Revenue:
5.00%, 5/15/2039	$815,000	$1,035,566
5.00%, 5/15/2040	1,250,000	1,584,751
Series B, 4.00%, 5/15/2039	675,000	796,160
Series B, 4.00%, 5/15/2040	700,000	823,670
Series B, 5.00%, 5/15/2037	850,000	1,112,035
Series C, 5.00%, 5/15/2028	525,000	674,049
Series C, 5.00%, 5/15/2038	465,000	536,714
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2031	1,000,000	1,272,980
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2032	3,250,000	4,119,270
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2044	500,000	613,553
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2024	250,000	288,221
Series A, 5.00%, 7/1/2027	660,000	826,797
Series A, 5.00%, 7/1/2028	250,000	310,203
Series A, 5.00%, 7/1/2030	520,000	604,044
Series A, 5.00%, 7/1/2031	390,000	482,222
Series A, 5.00%, 7/1/2032	715,000	888,574
Series A, 5.00%, 7/1/2036	3,675,000	4,529,911
Series A, 5.00%, 7/1/2037	910,000	1,152,672
Series A, 5.00%, 7/1/2038	570,000	675,300
Series A, 5.00%, 7/1/2040	2,215,000	2,611,809
Series A, 5.00%, 7/1/2041	900,000	1,061,232
Series B, 5.00%, 1/1/2024	835,000	940,430
Series B, 5.00%, 7/1/2025	100,000	119,173
Series B, 5.00%, 7/1/2028	320,000	383,881
Series B, 5.00%, 7/1/2029	100,000	119,859
Series B, 5.00%, 7/1/2031	4,000,000	5,154,680
Series B, 5.00%, 7/1/2032	2,640,000	3,389,369
Series B, 5.00%, 7/1/2033	1,500,000	1,918,662
Series B, 5.00%, 7/1/2034	555,000	659,513
Series B, 5.00%, 7/1/2036	100,000	118,627
Series B, 5.00%, 7/1/2037	100,000	122,079
Series B, 5.00%, 7/1/2040	930,000	1,200,014
Series B, 5.00%, 7/1/2042	230,000	270,157
Series B, 5.00%, 7/1/2043	1,725,000	2,121,581
Series C, 5.00%, 7/1/2036	850,000	1,093,264
Series C, 5.00%, 7/1/2037	2,040,000	2,670,637
Series C, 5.00%, 7/1/2042	595,000	731,592
Series D, 5.00%, 7/1/2030	305,000	348,859
Series D, 5.00%, 7/1/2032	180,000	205,572

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 7/1/2044	$645,000	$792,537
Series E, 5.00%, 7/1/2039	310,000	352,324
Los Angeles, CA, Department of Water & Power System Revenue Series B, 5.00%, 7/1/2023	595,000	659,117
Los Angeles, CA, Facilities, Inc. Revenue:
5.00%, 12/1/2043	720,000	891,104
Series A, 5.00%, 12/1/2033	250,000	317,129
Series A, 5.00%, 12/1/2035	1,405,000	1,772,789
Series A, 5.00%, 12/1/2037	1,165,000	1,462,286
Series A, 5.00%, 12/1/2038	1,925,000	2,410,025
Los Angeles, CA, Metropolitan Transportation Authority Revenue:
5.00%, 7/1/2037	1,600,000	2,006,704
5.00%, 7/1/2038	1,710,000	2,110,241
Series A, 4.00%, 6/1/2034	110,000	125,908
Series A, 5.00%, 6/1/2021	165,000	166,260
Series A, 5.00%, 6/1/2023	510,000	563,273
Series A, 5.00%, 7/1/2023	325,000	360,177
Series A, 5.00%, 6/1/2026	100,000	122,742
Series A, 5.00%, 6/1/2029	250,000	304,152
Series A, 5.00%, 7/1/2030	100,000	125,368
Series A, 5.00%, 6/1/2033	350,000	422,067
Series A, 5.00%, 6/1/2034	245,000	294,898
Series A, 5.00%, 6/1/2037	405,000	484,776
Series A, 5.00%, 6/1/2038	850,000	1,016,488
Series A, 5.00%, 7/1/2038	500,000	617,030
Series A, 5.00%, 7/1/2042	860,000	1,060,339
Los Angeles, CA, Public Works Financing Authority Revenue:
4.00%, 12/1/2038	3,975,000	4,741,708
5.00%, 12/1/2045	1,500,000	1,928,874
Series D, 4.00%, 12/1/2034	215,000	239,673
Series D, 4.00%, 12/1/2036	665,000	741,949
Series D, 4.00%, 12/1/2040	865,000	958,914
Series D, 5.00%, 12/1/2029	100,000	118,594
Series D, 5.00%, 12/1/2030	330,000	390,216
Series D, 5.00%, 12/1/2045	1,300,000	1,517,487
Security Description	Principal Amount	Value
Los Angeles, CA, Sanitation Districts Financing Authority Revenue Series A, 5.00%, 10/1/2029	$100,000	$119,338
Los Angeles, CA, Unified School District, General Obligation:
3.00%, 7/1/2035	850,000	935,336
Series A, 3.50%, 7/1/2036	160,000	171,307
Series A, 4.00%, 7/1/2021	185,000	186,718
Series A, 4.00%, 7/1/2040	2,035,000	2,232,974
Series A, 5.00%, 7/1/2021	125,000	126,459
Series A, 5.00%, 7/1/2022	965,000	1,023,030
Series A, 5.00%, 7/1/2023	315,000	348,570
Series A, 5.00%, 7/1/2024	3,310,000	3,806,766
Series A, 5.00%, 7/1/2025	4,905,000	5,845,435
Series A, 5.00%, 7/1/2026	265,000	326,378
Series A, 5.00%, 7/1/2027	770,000	974,555
Series A, 5.00%, 7/1/2029	225,000	227,590
Series A, 5.00%, 7/1/2030	385,000	432,054
Series A, 5.00%, 7/1/2031	5,645,000	7,175,712
Series A, 5.00%, 7/1/2032	460,000	465,284
Series A, 5.00%, 7/1/2040	970,000	1,132,803
Series B, 2.00%, 7/1/2029	1,470,000	1,526,495
Series B, 3.00%, 7/1/2031	520,000	558,645
Series B, 5.00%, 7/1/2028	1,125,000	1,373,830
Series B-1, 5.00%, 7/1/2027	485,000	613,843
Series B-1, 5.00%, 7/1/2029	250,000	315,195
Series B-1, 5.00%, 7/1/2032	300,000	374,353
Series B-1, 5.00%, 7/1/2033	255,000	317,158
Series B-1, 5.00%, 7/1/2034	270,000	334,865
Series B-1, 5.00%, 7/1/2036	1,000,000	1,234,192
Series B-1, 5.00%, 7/1/2037	500,000	615,433
Los Angeles, CA, Wastewater System Revenue:
Series B, 5.00%, 6/1/2033	250,000	293,362
Series B, 5.00%, 6/1/2039	240,000	294,576
Los Angeles, Metropolitan Transportation Authority Revenue:
4.00%, 6/1/2035	4,500,000	5,497,421
4.00%, 6/1/2036	855,000	1,039,003
Los Rios, CA, Community College District, General Obligation 4.00%, 8/1/2035	250,000	288,236

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Marin, CA, Healthcare District, General Obligation Series A, 3.00%, 8/1/2037	$325,000	$344,779
Metropolitan Water District of Southern California Revenue:
5.00%, 10/1/2040	2,325,000	2,995,836
5.00%, 10/1/2046	3,500,000	4,572,341
Series A, 2.25%, 7/1/2024	845,000	895,059
Series A, 2.50%, 7/1/2025	250,000	270,282
Series A, 5.00%, 7/1/2024	5,000,000	5,752,151
Series A, 5.00%, 7/1/2034	140,000	166,579
Series B, 5.00%, 8/1/2023	660,000	730,807
Series B, 5.00%, 8/1/2024	150,000	172,565
Series C, 5.00%, 7/1/2039	900,000	1,177,699
Series C, 5.00%, 7/1/2040	1,455,000	1,899,252
Milpitas, CA, Redevelopment Agency Successor Agency, Tax Allocation 5.00%, 9/1/2022	160,000	170,048
Monterey Peninsula, CA, Community College District, General Obligation:
Zero Coupon, 8/1/2029	240,000	204,465
Zero Coupon, 8/1/2032	975,000	737,583
0.01%, 8/1/2027	205,000	187,928
0.01%, 8/1/2030	525,000	430,668
Mountain, CA, View Los Altos Union High School District, General Obligation:
3.00%, 8/1/2022	575,000	596,794
Series A, 4.00%, 8/1/2034	1,245,000	1,431,026
Municipal Improvement Corp. of Los Angeles Series B, 5.00%, 11/1/2036	560,000	675,900
Newport Mesa, Unified School District, General Obligation:
Zero Coupon, 8/1/2039	100,000	56,416
Zero Coupon, 8/1/2043	5,000,000	2,352,111
North Orange County, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2044	6,705,000	7,755,198
Novato Unified School District Series C, 2.38%, 8/1/2045	750,000	738,312
Oakland Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2023 (d)	100,000	110,632
5.00%, 8/1/2025 (d)	150,000	177,704
Series A, 5.00%, 8/1/2030	175,000	205,539
Series A, 5.00%, 8/1/2031	150,000	176,128
Series A, 5.00%, 8/1/2032	150,000	175,945
Security Description	Principal Amount	Value
Orange County, CA, Sanitation District Wastewater Revenue Series A, 5.00%, 2/1/2030	$120,000	$144,192
Orange County, CA, Water District Revenue Series A, 5.00%, 8/15/2034	130,000	158,925
Orange County, FL, Sales Tax Revenue 5.00%, 2/15/2022	2,000,000	2,084,329
Orange County, FL, Water District Series A, COPs2.00%, 8/15/2023	770,000	796,159
Oxnard, CA, School District, General Obligation Series A, 5.00%, 8/1/2041	350,000	429,816
Palomar, CA, Community College District, General Obligation 5.00%, 5/1/2030	125,000	148,091
Peralta, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2028	100,000	114,490
Series A, 5.00%, 8/1/2029	120,000	137,174
Peralta, CA, Community College District, General Obligation, Election of 2006 Series D, 4.00%, 8/1/2039	5,400,000	5,902,102
Riverside County, CA, Transportation Commission, Sales Tax Revenue:
Series A, 2.00%, 6/1/2029	175,000	178,340
Series A, 5.00%, 6/1/2036	4,055,000	5,016,026
Series B, 5.00%, 6/1/2033	500,000	630,068
Series B, 5.00%, 6/1/2034	1,915,000	2,410,355
Riverside Unified School District Series B, 3.00%, 8/1/2037	2,800,000	3,024,065
Riverside, CA, Electric Revenue Series A, 5.00%, 10/1/2048	5,250,000	6,501,282
Riverside, CA, Water Revenue Series A, 5.00%, 10/1/2043	520,000	649,741
Sacramento Area Flood Control Agency,Special Assessment 5.00%, 10/1/2036	505,000	611,304
Sacramento City, Financing Authority Revenue 5.00%, 12/1/2028	525,000	630,343

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Sacramento, CA, Municipal Utility District, Electricity Revenue Series D, 5.00%, 8/15/2023	$2,740,000	$3,048,200
Sacramento, CA, Municipal Utility District, Financing Authority Revenue Series F, 5.00%, 8/15/2024	170,000	196,359
San Antonio, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2043	190,000	218,866
San Bernardino, CA, County Series A, 5.00%, 10/1/2023	5,000,000	5,573,411
San Diego County, CA, Public Facilities Financing Authority, Revenue:
5.00%, 10/15/2026	620,000	731,055
5.00%, 10/15/2027	1,065,000	1,254,852
5.00%, 10/15/2028	255,000	300,186
5.00%, 10/15/2029	250,000	294,090
5.00%, 10/15/2031	345,000	405,021
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue:
4.00%, 5/15/2026	200,000	228,203
5.00%, 5/15/2027	175,000	207,017
Series A, 5.00%, 5/15/2027	320,000	391,164
Series A, 5.00%, 5/15/2029	185,000	225,620
Series A, 5.00%, 5/15/2033	560,000	680,439
Series A, 5.00%, 5/15/2034	3,020,000	3,666,124
Series A, 5.00%, 5/15/2039	100,000	120,892
Series B, 5.00%, 8/1/2022	330,000	351,315
Series B, 5.00%, 8/1/2029	100,000	122,053
San Diego County, CA, Regional Building Authority Revenue Series A, 5.00%, 10/15/2035	450,000	527,780
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 5.00%, 4/1/2027	270,000	329,600
Series A, 5.00%, 4/1/2030	120,000	145,236
Series A, 5.00%, 4/1/2032	145,000	175,177
Series A, 5.00%, 4/1/2033	125,000	150,879
Series A, 5.00%, 4/1/2041	125,000	149,793
Security Description	Principal Amount	Value
San Diego County, CA, Water Authority Financing Corp., Revenue:
Series A-GREEN BOND, 5.00%, 5/1/2031	$350,000	$424,030
Series B, 5.00%, 5/1/2035	4,000,000	4,804,070
Series B, 5.00%, 5/1/2036	100,000	119,882
Series B, 5.00%, 5/1/2037	100,000	119,663
San Diego County, CA, Water Authority Revenue:
Series A, 5.00%, 10/15/2044	215,000	253,202
Series A-GREEN BOND, 5.00%, 5/1/2033	1,015,000	1,223,506
San Diego Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2025	110,000	131,242
San Diego, CA, Community College District, General Obligation:
4.00%, 8/1/2028	175,000	204,806
4.00%, 8/1/2029	400,000	465,422
5.00%, 8/1/2027	160,000	197,354
5.00%, 8/1/2029	235,000	288,063
5.00%, 8/1/2031	160,000	195,378
5.00%, 8/1/2041	190,000	228,488
San Diego, CA, Unified School District, General Obligation:
Series F, 5.00%, 7/1/2045	150,000	175,448
Series I, Zero Coupon, 7/1/2036	2,865,000	1,720,438
Series I, Zero Coupon, 7/1/2037	405,000	231,891
Series I, Zero Coupon, 7/1/2039	310,000	162,004
Series R-4, 5.00%, 7/1/2024	235,000	270,680
Series R-4, 5.00%, 7/1/2028	250,000	296,310
Series R-5, 5.00%, 7/1/2029	260,000	318,409
Series SENIOR-1, 4.00%, 7/1/2033	100,000	114,994
San Francisco Bay Area Rapid Transit District Sales Tax Revenue 3.00%, 7/1/2044	5,000,000	5,214,488
San Francisco, CA, Bay Area Rapid Transit District, General Obligation Series D, 5.00%, 8/1/2029	160,000	189,777

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 4.00%, 10/1/2043	$535,000	$615,260
Series A, 5.00%, 10/1/2029	100,000	119,045
Series C, 2.13%, 10/1/2048 (c)	3,000,000	3,103,415
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 5.00%, 11/1/2024	135,000	156,974
San Francisco, CA, City & County, General Obligation:
COPs4.00%, 4/1/2041	500,000	561,126
Series A, 4.00%, 6/15/2034	1,990,000	2,192,588
Series A, 4.00%, 6/15/2035	1,350,000	1,485,852
Series B, COPs4.00%, 4/1/2038	530,000	585,445
San Francisco, CA, Public Utilities Commission, Water Revenue:
4.00%, 11/1/2030	105,000	122,872
5.00%, 11/1/2024	100,000	116,277
5.00%, 11/1/2028	170,000	209,522
5.00%, 11/1/2031	500,000	612,869
5.00%, 11/1/2032	100,000	116,994
5.00%, 11/1/2033	680,000	829,772
5.00%, 11/1/2034	335,000	408,174
Series B, 5.00%, 11/1/2041	1,400,000	1,631,443
Series B, 5.00%, 11/1/2042	350,000	407,861
Series B, 5.00%, 11/1/2043	1,070,000	1,246,889
Series C, 4.00%, 11/1/2045	4,975,000	5,868,911
Series D, 5.00%, 11/1/2032	715,000	896,800
Series D, 5.00%, 11/1/2033	260,000	325,081
Series D, 5.00%, 11/1/2034	330,000	411,393
San Francisco, CA, Transportation Authority Revenue 3.00%, 2/1/2034	1,845,000	1,986,751
San Francisco, CA, Unified School District, General Obligation:
Series F&C, 5.00%, 6/15/2026	665,000	761,977
Security Description	Principal Amount	Value
Series F&C, 5.00%, 6/15/2028	$100,000	$114,308
San Joaquin, CA COPs4.00%, 11/15/2030 (d)	125,000	147,289
San Joaquin, CA, Delta Community College District, General Obligation:
Series A, 5.00%, 8/1/2026	140,000	167,046
Series A, 5.00%, 8/1/2027	270,000	321,139
San Joaquin, CA, Transportation Authority Revenue 5.00%, 3/1/2036	180,000	219,617
San Jose, CA, Evergreen Community College District, General Obligation 5.00%, 9/1/2024	130,000	150,680
San Jose, Redevelopment Agency Successor Agency, Tax Allocation Series B, 5.00%, 8/1/2026	3,785,000	4,644,100
San Juan, Unified School District, General Obligation:
2.13%, 8/1/2038	1,000,000	976,501
2.25%, 8/1/2039	2,000,000	1,977,352
2.38%, 8/1/2040	1,000,000	993,228
2.38%, 8/1/2041	2,000,000	1,973,398
San Marcos, CA, Unified School District, General Obligation:
4.00%, 8/1/2037	200,000	228,605
5.00%, 8/1/2035	350,000	433,176
5.00%, 8/1/2036	350,000	431,071
San Mateo County, CA, High School District Authority Revenue 2.25%, 9/1/2042	630,000	631,352
San Mateo County, CA, Transportation Authority Revenue:
Series A, 5.00%, 6/1/2027	230,000	272,174
Series A, 5.00%, 6/1/2029	130,000	153,426
Series A, 5.00%, 6/1/2030	160,000	188,832
San Mateo Foster, CA, Public Financing Authority:
4.00%, 8/1/2039	1,250,000	1,469,433
4.00%, 8/1/2044	8,000,000	9,266,348
Santa Clara County, CA, Financing Authority Revenue:
Series A, 3.25%, 4/1/2036	4,520,000	4,948,633
Series A, 3.50%, 4/1/2041	600,000	650,472
Series A, 4.00%, 4/1/2037	750,000	870,817

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series Q, 2.50%, 5/15/2029	$140,000	$146,106
Series Q, 4.00%, 5/15/2031	1,815,000	2,040,671
Series Q, 4.00%, 5/15/2033	300,000	335,980
Santa Clara County, CA, General Obligation:
Series C, 3.00%, 8/1/2035	260,000	282,315
Series C, 3.25%, 8/1/2039	150,000	161,857
Series C, 5.00%, 8/1/2030	125,000	156,807
Santa Clara County, Valley Transportation Authority Revenue Series A, 5.00%, 6/1/2024	510,000	585,663
Santa Clara, CA, Unified School District, General Obligation 3.00%, 7/1/2036	250,000	267,362
Santa Clarita Community College District 3.00%, 8/1/2044	800,000	845,186
Santa Monica Community College District, General Obligation:
Series A, 4.00%, 8/1/2039	2,350,000	2,754,823
Series A, 5.00%, 8/1/2043	1,750,000	2,139,548
Series D, 5.00%, 8/1/2043	1,025,000	1,140,197
Sequoia, CA, Union High School District, General Obligation:
3.00%, 7/1/2043	260,000	272,140
5.00%, 7/1/2027	150,000	184,568
Sonoma County Junior College District 3.00%, 8/1/2039	5,000,000	5,406,955
Southern California Water Replenishment District Financing Authority Revenue 5.00%, 8/1/2041	260,000	304,382
Southern, CA, Public Power Authority Revenue:
Series A, 5.00%, 7/1/2027	130,000	131,534
Series C, 5.00%, 7/1/2027	110,000	128,134
State Center Community College District:
3.00%, 8/1/2037	2,000,000	2,221,212
3.00%, 8/1/2038	1,865,000	2,056,247
Sweetwater, CA, Union High School District, General Obligation Series B, 3.38%, 8/1/2040 (d)	125,000	130,987
Turlock Irrigation District 5.00%, 1/1/2037	700,000	904,176
Security Description	Principal Amount	Value
University of California, Revenue:
5.00%, 11/1/2044	$2,350,000	$2,961,803
Series A, 3.00%, 11/1/2033	250,000	267,003
Series A, 3.13%, 11/1/2036	225,000	239,072
Series A, 3.20%, 11/1/2037	270,000	287,287
Series A, 4.00%, 11/1/2035	300,000	341,209
Series A, 4.00%, 11/1/2037	555,000	629,174
Series A, 4.00%, 11/1/2038	1,580,000	1,787,913
Series A, 5.00%, 11/1/2021	150,000	154,230
Series A, 5.00%, 11/1/2022	500,000	538,397
Series A, 5.00%, 11/1/2025	1,390,000	1,673,611
Series A, 5.00%, 11/1/2028	120,000	145,449
Series A, 5.00%, 11/1/2031	205,000	253,228
Series A, 5.00%, 11/1/2032	120,000	142,805
Series A, 5.00%, 11/1/2033	350,000	403,597
Series A, 5.00%, 11/1/2035	1,450,000	1,815,840
Series A, 5.00%, 11/1/2036	265,000	316,672
Series A, 5.00%, 11/1/2037	5,400,000	6,897,994
Series A, 5.00%, 11/1/2038	165,000	194,565
Series A, 5.00%, 11/1/2041	1,940,000	2,298,236
Series A, 5.00%, 11/1/2043	1,125,000	1,389,168
Series AM, 5.00%, 5/15/2027	200,000	228,493
Series AO, 5.00%, 5/15/2026	110,000	130,323
Series AO, 5.00%, 5/15/2032	100,000	117,804
Series AO, 5.00%, 5/15/2040	110,000	128,218
Series AR, 4.00%, 5/15/2037	570,000	641,256
Series AR, 5.00%, 5/15/2030	580,000	701,172
Series AR, 5.00%, 5/15/2032	120,000	144,669
Series AR, 5.00%, 5/15/2034	500,000	601,677

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series AR, 5.00%, 5/15/2041	$495,000	$589,384
Series AV, 5.00%, 5/15/2042	2,065,000	2,531,609
Series AY, 4.00%, 5/15/2035	100,000	115,565
Series AY, 5.00%, 5/15/2037	625,000	770,625
Series AZ, 5.00%, 5/15/2043	5,700,000	7,062,146
Series B-2, VRN4.00%, 11/1/2049 (c)	100,000	100,251
Series B-3, VRN4.00%, 11/1/2051 (c)	350,000	376,096
Series BE, 5.00%, 5/15/2038	5,000,000	6,503,941
Series BE, 5.00%, 5/15/2043	850,000	1,090,716
Series C, 4.00%, 11/1/2045	535,000	625,526
Series I, 4.00%, 5/15/2045	200,000	219,717
Series I, 5.00%, 5/15/2027	145,000	171,269
Series I, 5.00%, 5/15/2030	180,000	212,288
Series I, 5.00%, 5/15/2031	335,000	393,895
Series I, 5.00%, 5/15/2032	145,000	170,492
Series K, 4.00%, 5/15/2036	265,000	299,485
Series K, 4.00%, 5/15/2046	315,000	350,265
Series K, 5.00%, 5/15/2031	460,000	554,054
Series K, 5.00%, 5/15/2033	800,000	961,797
Series M, 5.00%, 5/15/2028	100,000	124,841
Series M, 5.00%, 5/15/2030	200,000	248,498
Series M, 5.00%, 5/15/2032	295,000	365,613
Series M, 5.00%, 5/15/2036	250,000	308,203
Series M, 5.00%, 5/15/2042	8,780,000	10,763,938
Series O, 4.00%, 5/15/2048	250,000	284,602
Series O, 5.00%, 5/15/2039	2,200,000	2,741,013
Victor Valley, CA, Community College District, General Obligation Series C, 4.00%, 8/1/2032	450,000	518,039
Security Description	Principal Amount	Value
Washington CA, Township Health Care District, General Obligation Series B, 3.75%, 8/1/2040	$275,000	$291,671
West Basin, CA, Municipal Water District Revenue Series A, 5.00%, 8/1/2029	165,000	198,351
West Contra, CA, Costa Unified School District, General Obligation:
Series A, 5.00%, 8/1/2030	200,000	235,834
Series A, 5.00%, 8/1/2031	295,000	347,761
Series A, 5.00%, 8/1/2035	265,000	310,850
West Valley-Mission Community College District, CA, General Obligation:
4.00%, 8/1/2022	575,000	604,387
Series C, 4.00%, 8/1/2032	5,000,000	5,784,045
Series C, 4.00%, 8/1/2034	3,065,000	3,522,968
Yosemite, CA, Community College District, General Obligation 5.00%, 8/1/2028	195,000	230,467
		679,656,433
COLORADO — 2.4%
Adams & Arapahoe, Joint School District 28J Aurora, General Obligation:
Series A, 5.00%, 12/1/2030	1,145,000	1,406,514
Series A, 5.00%, 12/1/2031	485,000	595,471
Adams & Weld Counties, CO, School District No. 27J, General Obligation 5.00%, 12/1/2033	270,000	321,029
Adams County School District No 1, General Obligation Series B, 5.00%, 12/1/2036	350,000	426,389
Adams, CO, 12 Five Star Schools, General Obligation Series B, 5.00%, 12/15/2029	190,000	234,461
Arapahoe County, CO, School District No. 6, General Obligation:
Series A, 5.00%, 12/1/2025	925,000	1,113,910
Series A, 5.00%, 12/1/2026	3,700,000	4,588,938
Series A, 5.50%, 12/1/2027	2,780,000	3,624,524

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.50%, 12/1/2028	$2,525,000	$3,374,614
Aurora, CO, Water Revenue 5.00%, 8/1/2036	125,000	149,891
Boulder Larimer & Weld Counties, State Vrain Valley School District Re1J, General Obligation:
Series A, 5.00%, 12/15/2028	140,000	167,290
Series C, 5.00%, 12/15/2028	1,800,000	2,217,820
Boulder Valley, School District No Re-2 Boulder, General Obligation:
Series A, 5.00%, 12/1/2038	1,195,000	1,454,689
Series A, 5.00%, 12/1/2042	245,000	295,138
Series B, 4.00%, 12/1/2027	130,000	154,222
Series B, 5.00%, 12/1/2022	520,000	561,594
Colorado Springs, CO, Utilities System Revenue Series A-1, 5.00%, 11/15/2023	530,000	595,734
Colorado, State:
Series A, COPs4.00%, 12/15/2037	4,800,000	5,621,113
Series A, COPs5.00%, 12/15/2030	5,000,000	6,399,422
Series A, COPs5.00%, 12/15/2033	950,000	1,258,482
Colorado, State Board of Governors University Enterprise System Revenue Series A, 4.00%, 3/1/2044	500,000	563,133
Colorado, State Building Excellent Schools Today:
Series L, COPs5.00%, 3/15/2025	150,000	175,945
Series L, 5.00%, 3/15/2027	600,000	745,221
Series M, COPs5.00%, 3/15/2029	1,000,000	1,261,320
Series M, COPs5.00%, 3/15/2031	500,000	622,406
Series R, COPs4.00%, 3/15/2045	6,000,000	6,960,460
Danver, CO, City & County, General Obligation Series B, 5.00%, 8/1/2029	2,000,000	2,644,726
Danver, CO, City & County, Revenue:
Series A, 5.00%, 8/1/2024	360,000	414,220
Security Description	Principal Amount	Value
Series A-2, 0.01%, 8/1/2034	$1,800,000	$1,199,040
Series A-2, 0.01%, 8/1/2035	3,160,000	2,011,152
Series A-2, 0.01%, 8/1/2038	3,000,000	1,659,355
Series A-2, 0.01%, 8/1/2039	3,000,000	1,584,617
Denver, CO, City & County School District No. 1, General Obligation:
4.00%, 12/1/2045	3,125,000	3,717,774
5.00%, 12/1/2029	255,000	313,875
Series A, 5.50%, 12/1/2024	260,000	307,781
Series A, 5.50%, 12/1/2028	100,000	130,138
Douglas & Elbert County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2022	5,000,000	5,410,216
El Paso, CO, County School District No. 20 Academy, General Obligation 5.00%, 12/15/2029	115,000	141,694
Jefferson County, School District R-1, General Obligation 4.00%, 12/15/2040	2,300,000	2,763,272
Larimer Weld & Boulder County School District R-2J Thompson:
5.00%, 12/15/2036	1,000,000	1,265,537
5.00%, 12/15/2037	1,000,000	1,262,085
5.00%, 12/15/2038	1,050,000	1,321,769
Mesa County, CO, Valley School District No. 51 Grand Junction, General Obligation:
5.00%, 12/1/2029	200,000	252,836
5.00%, 12/1/2030	160,000	201,336
5.25%, 12/1/2032	100,000	127,309
5.25%, 12/1/2033	250,000	317,268
5.50%, 12/1/2035	160,000	205,483
5.50%, 12/1/2037	500,000	641,402
Metro Wastewater Reclamation District Revenue 2.00%, 4/1/2039	535,000	529,694
Platte River Power Authority Revenue Series JJ, 4.00%, 6/1/2026	355,000	415,922
Regional, CO, Transportation District COPs4.00%, 6/1/2040	900,000	976,569

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Regional, CO, Transportation District, Revenue:
Series B, 4.00%, 11/1/2036	$1,210,000	$1,396,336
Series B, 5.00%, 11/1/2033	500,000	617,996
University of Colorado, Revenue:
Series A, 5.00%, 6/1/2027	140,000	165,481
Series A-2, 3.00%, 6/1/2033	75,000	78,274
Series A-2, 3.25%, 6/1/2037	340,000	354,470
Series A-2, 4.00%, 6/1/2038	505,000	585,021
Series A-2, 4.00%, 6/1/2043	310,000	355,094
Series A-2, 5.00%, 6/1/2023	275,000	303,348
Series B-1, 2.25%, 6/1/2027	2,000,000	2,133,918
Series B-1, 2.50%, 6/1/2028	175,000	187,435
Series B-1, 2.75%, 6/1/2029	320,000	344,562
Series B-1, 4.00%, 6/1/2036	105,000	118,209
Series B-1, 4.00%, 6/1/2038	415,000	465,330
Weld County, CO, School District No. RE-4, General Obligation 5.25%, 12/1/2041	100,000	121,747
Weld County, CO, School District No.6, Greeley, General Obligation 5.00%, 12/1/2036	1,025,000	1,321,686
		83,253,707
CONNECTICUT — 0.5%
Connecticut, State Clean Water Fund, Revenue:
Series A, 5.00%, 2/1/2029	2,500,000	3,264,347
Series A, 5.00%, 3/1/2029	50,000	58,534
Series A, 5.00%, 2/1/2039	3,000,000	3,762,189
Series B, 5.00%, 6/1/2026	2,080,000	2,548,277
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-2, VRN5.00%, 7/1/2042 (c)	800,000	848,521
Series A-4-, VRN2.00%, 7/1/2049 (c)	6,000,000	6,092,815
Hartford County, CT, General Obligation Series C, 4.00%, 11/1/2034 (d)	430,000	485,060
Security Description	Principal Amount	Value
South Central Connecticut Regional Water Authority Revenue:
Series B, 4.00%, 8/1/2026	$600,000	$692,604
Series B, 4.00%, 8/1/2036	295,000	327,538
Series B, 5.00%, 8/1/2029	500,000	605,611
		18,685,496
DELAWARE — 0.4%
Delaware, State General Obligation:
2.00%, 1/1/2036	825,000	842,438
3.00%, 3/1/2031	1,035,000	1,131,705
3.00%, 3/1/2032	50,000	54,353
3.13%, 3/1/2033	345,000	376,311
3.25%, 3/1/2035	385,000	420,654
3.25%, 3/1/2037	135,000	146,754
5.00%, 2/1/2026	2,000,000	2,427,556
5.00%, 1/1/2029	2,000,000	2,607,101
5.00%, 2/1/2037	725,000	894,760
Series A, 5.00%, 2/1/2023	550,000	598,839
Series A, 5.00%, 1/1/2025	805,000	943,264
Series A, 5.00%, 2/1/2029	495,000	628,353
Series A, 5.00%, 2/1/2032	300,000	375,539
Series A, 5.00%, 2/1/2036	1,000,000	1,237,691
Delaware, State Transportation Authority System Revenue:
5.00%, 7/1/2027	320,000	390,963
5.00%, 7/1/2030	1,000,000	1,339,584
		14,415,865
DISTRICT OF COLUMBIA — 2.0%
District of Columbia, Authority Revenue Series A, 5.00%, 3/1/2028	2,135,000	2,735,222
District of Columbia, General Obligation:
5.00%, 10/15/2038	750,000	947,953
Series A, 4.00%, 6/1/2035	225,000	255,067
Series A, 4.00%, 6/1/2037	285,000	327,560
Series A, 4.00%, 6/1/2041	325,000	364,272
Series A, 5.00%, 6/1/2022	390,000	411,970
Series A, 5.00%, 10/15/2022	1,960,000	2,105,637
Series A, 5.00%, 6/1/2030	1,085,000	1,345,328
Series A, 5.00%, 6/1/2032	330,000	407,714
Series A, 5.00%, 6/1/2033	300,000	370,328
Series A, 5.00%, 6/1/2034	225,000	277,445
Series A, 5.00%, 6/1/2035	1,000,000	1,232,784
Series A, 5.00%, 6/1/2037	2,435,000	2,974,525
Series A, 5.00%, 6/1/2038	500,000	581,370
Series A, 5.00%, 6/1/2041	285,000	338,931
Series A, 5.00%, 6/1/2043	5,380,000	6,623,371
Series D, 4.00%, 6/1/2034	400,000	463,014
Series D, 5.00%, 6/1/2021	310,000	312,367

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 6/1/2022	$320,000	$338,027
Series D, 5.00%, 6/1/2023	100,000	110,354
Series D, 5.00%, 6/1/2032	505,000	623,926
Series D, 5.00%, 6/1/2035	1,000,000	1,232,784
Series D, 5.00%, 6/1/2036	3,555,000	4,367,656
Series D, 5.00%, 6/1/2038	1,000,000	1,223,922
Series D, 5.00%, 6/1/2041	500,000	602,842
Series D, 5.00%, 6/1/2042	4,680,000	5,682,445
Series E, 5.00%, 6/1/2024	900,000	1,032,296
Series E, 5.00%, 6/1/2025	170,000	201,789
Series E, 5.00%, 6/1/2032	145,000	177,489
District of Columbia, Revenue:
2.63%, 3/1/2045	635,000	657,646
4.00%, 3/1/2037	5,000,000	5,964,362
5.00%, 3/1/2036	1,275,000	1,644,079
5.00%, 3/1/2039	500,000	641,863
5.00%, 3/1/2040	3,045,000	3,900,090
Series B, 5.00%, 10/1/2027	500,000	634,661
Series C, 5.00%, 10/1/2029	780,000	1,031,026
Series C, 5.00%, 10/1/2032	2,000,000	2,611,814
District of Columbia, Water & Sewer Authority Revenue:
Series A, 3.25%, 10/1/2037	180,000	192,688
Series A, 5.00%, 10/1/2032	300,000	360,153
Series A, 5.00%, 10/1/2035	675,000	805,973
Series A, 5.00%, 10/1/2036	470,000	559,933
Series A, 5.00%, 10/1/2039	485,000	573,915
Series B, 5.00%, 10/1/2034	290,000	343,676
Series B, 5.00%, 10/1/2043	550,000	673,868
Series B, 5.25%, 10/1/2044	120,000	143,063
Series C, 5.00%, 10/1/2025	110,000	127,458
Series C, 5.00%, 10/1/2030	250,000	287,984
Series C, 5.00%, 10/1/2031	455,000	523,960
Washington Convention & Sports Authority,Revenue Series A, 5.00%, 10/1/2024	500,000	569,266
Washington Metropolitan Area Transit Authority, Revenue:
5.00%, 7/1/2028	535,000	666,305
Security Description	Principal Amount	Value
Series A-1, 5.00%, 7/1/2024	$170,000	$194,742
Series A-1, 5.00%, 7/1/2026	250,000	305,151
Series A-1, 5.00%, 7/1/2027	565,000	708,416
Series B, 5.00%, 7/1/2024	280,000	320,752
Series B, 5.00%, 7/1/2029	150,000	185,586
Series B, 5.00%, 7/1/2030	350,000	430,647
Series B, 5.00%, 7/1/2033	1,250,000	1,525,375
Series B, 5.00%, 7/1/2035	2,900,000	3,526,475
Series B, 5.00%, 7/1/2037	500,000	604,907
		68,384,222
FLORIDA — 3.3%
Broward County, FL, School District, General Obligation 5.00%, 7/1/2042	970,000	1,191,359
Broward County, FL, Water & Sewer Utility Revenue:
4.00%, 10/1/2042	3,000,000	3,545,651
4.00%, 10/1/2043	750,000	885,612
City of Tampa FL Water & Wastewater System Revenue 4.00%, 10/1/2044	2,400,000	2,880,113
County of Orange FL Water Utility System Revenue 5.00%, 10/1/2037	1,500,000	1,978,636
County of Polk FL Utility System Revenue 4.00%, 10/1/2043	2,900,000	3,442,208
East Central Regional Wastewater Treatment Facilities Operation Board Revenue 5.00%, 10/1/2039	220,000	255,693
Florida, Department of Transportation Revenue:
3.00%, 7/1/2035	3,040,000	3,430,705
5.00%, 7/1/2032	525,000	665,207
Florida, State Board of Education, General Obligation:
Series B, 5.00%, 6/1/2023	195,000	215,325
Series B, 5.00%, 6/1/2024	585,000	670,992
Series E, 5.00%, 6/1/2022	100,000	105,609
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2023	335,000	371,180
Series A, 5.00%, 7/1/2024	740,000	851,318
Series A, 5.00%, 7/1/2025	430,000	512,044
Series A, 5.00%, 7/1/2026	245,000	301,175
Series A, 5.00%, 7/1/2027	515,000	650,734
Series A, 5.00%, 7/1/2028	750,000	970,489
Series B, 5.00%, 7/1/2023	485,000	537,379

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2025	$320,000	$381,056
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2021	205,000	207,393
5.00%, 7/1/2026	130,000	148,966
Series A, 5.00%, 7/1/2023	270,000	298,967
Series A, 5.00%, 7/1/2025	105,000	124,693
Series A, 5.00%, 7/1/2026	350,000	414,996
Series A, 5.00%, 7/1/2027	545,000	682,962
Series A, 5.00%, 7/1/2028	275,000	352,285
Florida, State Department of Management Services:
Series A, COPs5.00%, 8/1/2023	195,000	216,357
Series A, COPs5.00%, 8/1/2025	170,000	201,798
Series A, COPs5.00%, 11/1/2027	1,000,000	1,261,639
Florida, State Department of Management Services Revenue Series A, 5.00%, 9/1/2025	160,000	190,897
Florida, State General Obligation:
5.00%, 7/1/2029	500,000	629,631
Series A, 4.00%, 6/1/2037	225,000	263,948
Series A, 4.00%, 6/1/2038	475,000	555,861
Series A, 5.00%, 6/1/2023	635,000	701,185
Series A, 5.00%, 6/1/2024	170,000	195,047
Series A, 5.00%, 6/1/2027	500,000	592,589
Series A, 5.00%, 7/1/2027	125,000	153,806
Series A, 5.00%, 6/1/2031	1,115,000	1,425,426
Series B, 5.00%, 6/1/2022	200,000	211,219
Series B, 5.00%, 6/1/2027	100,000	114,563
Series B, 5.00%, 6/1/2028	2,170,000	2,767,947
Series B, 5.00%, 6/1/2030	135,000	168,580
Series C, 2.63%, 6/1/2037	300,000	313,719
Series C, 4.00%, 6/1/2025	10,000	10,430
Series C, 4.00%, 6/1/2031	2,855,000	3,332,412
Series C, 5.00%, 6/1/2022	825,000	871,277
Series C, 5.00%, 6/1/2025	60,000	68,902
Series C, 5.00%, 6/1/2026	175,000	200,367
Series C, 5.00%, 6/1/2027	500,000	612,281
Series C, 5.00%, 6/1/2031	2,000,000	2,618,830
Series D, 3.00%, 6/1/2038	830,000	931,772
Series E, 2.38%, 6/1/2031	295,000	310,552
Series E, 5.00%, 6/1/2024	225,000	258,151
Series E, 5.00%, 6/1/2027	1,080,000	1,322,527
Series F, 5.00%, 6/1/2024	110,000	126,207
Series F, 5.00%, 6/1/2027	135,000	165,624
Series F, 5.00%, 6/1/2029	125,000	151,722
Florida's Turnpike Enterprise Revenue:
Series B, 2.00%, 7/1/2044	565,000	539,677
Series B, 3.00%, 7/1/2043	725,000	784,108
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2024	$225,000	$258,611
Series C, 5.00%, 7/1/2030	300,000	364,286
Fort Lauderdale, FL, Water & Sewer Revenue 4.00%, 9/1/2043	325,000	365,339
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2023	110,000	122,761
Series A, 5.00%, 10/1/2024	125,000	144,650
Series A, 5.00%, 10/1/2027	2,820,000	3,565,199
Series A, 5.00%, 10/1/2031	790,000	984,534
Series A, 5.00%, 10/1/2032	270,000	335,598
Series A, 5.00%, 10/1/2034	250,000	309,895
Series A, 5.00%, 10/1/2035	500,000	618,398
Series A, 5.00%, 10/1/2036	500,000	617,071
Series A, 5.00%, 10/1/2037	500,000	615,547
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue Series B, 5.00%, 10/1/2042	290,000	341,933
Jacksonville, FL, Special Revenue:
5.00%, 10/1/2031	270,000	310,517
Series A, 5.00%, 10/1/2026	2,500,000	3,062,159
Series A, 5.00%, 10/1/2030	270,000	330,063
Series A, 5.00%, 10/1/2033	1,035,000	1,342,412
Series B, 5.00%, 10/1/2024	580,000	668,993
Series B, 5.00%, 10/1/2025	245,000	291,540
Series B, 5.00%, 10/1/2027	1,330,000	1,669,028
Series B, 5.00%, 10/1/2028	500,000	615,453
Jacksonville, FL, Transit Revenue:
3.00%, 10/1/2031	265,000	281,331
3.25%, 10/1/2032	795,000	850,919
5.00%, 10/1/2027	395,000	470,227
5.00%, 10/1/2029	685,000	813,118
Jacksonville, FL, Transportation Authority Revenue 5.00%, 8/1/2035	385,000	453,045

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
JEA, FL, Electric System Revenue:
Series A, 5.00%, 10/1/2033	$65,000	$72,690
Series B, 5.00%, 10/1/2029	215,000	268,584
Series B, 5.00%, 10/1/2030	125,000	155,463
Series III B, 3.38%, 10/1/2034	150,000	153,151
Series III B, 5.00%, 10/1/2026	265,000	319,840
JEA, FL, Water & Sewer System Revenue:
Series A, 3.25%, 10/1/2035	100,000	102,215
Series A, 3.25%, 10/1/2036	250,000	255,361
Series A, 3.38%, 10/1/2037	535,000	547,105
Series A, 3.38%, 10/1/2041	615,000	625,208
Series A, 4.00%, 10/1/2039	425,000	482,268
Series A, 5.00%, 10/1/2026	360,000	409,263
Series A, 5.00%, 10/1/2028	185,000	233,328
Series A, 5.00%, 10/1/2029	295,000	370,629
Lakeland, FL, Department of Electric Utilities Revenue:
2.88%, 10/1/2029	610,000	662,397
5.00%, 10/1/2025	125,000	149,725
Miami Beach, FL, Stormwater Revenue 5.00%, 9/1/2041	770,000	897,833
Miami Beach, FL, Water & Sewer Revenue 4.00%, 9/1/2042	475,000	530,986
Miami-Dade County, FL, General Obligation:
4.00%, 7/1/2044	655,000	766,278
5.00%, 7/1/2029	130,000	153,722
5.00%, 7/1/2034	500,000	604,001
5.00%, 7/1/2043	2,000,000	2,499,265
Series A, 5.00%, 7/1/2023	200,000	221,219
Series A, 5.00%, 7/1/2024	580,000	665,223
Series A, 5.00%, 7/1/2025	605,000	717,351
Series A, 5.00%, 7/1/2028	950,000	1,162,866
Series A, 5.00%, 7/1/2029	210,000	256,327
Series A, 5.00%, 7/1/2035	525,000	632,709
Series B, 4.00%, 7/1/2035	100,000	110,093
Series B, 5.00%, 7/1/2029	405,000	462,677
Series D, 5.00%, 7/1/2034	515,000	622,121
Security Description	Principal Amount	Value
Miami-Dade County, FL, Revenue:
Series B, 3.13%, 4/1/2037	$230,000	$245,178
Series B, 5.00%, 4/1/2021	135,000	135,000
Series B, 5.00%, 4/1/2022	320,000	335,232
Series B, 5.00%, 4/1/2025	890,000	1,046,186
Series B, 5.00%, 4/1/2027	305,000	369,643
Series B, 5.00%, 4/1/2028	565,000	682,896
Miami-Dade County, FL, School Board, General Obligation:
3.25%, 3/15/2033	270,000	292,057
5.00%, 3/15/2030	250,000	307,780
5.00%, 3/15/2036	505,000	601,708
5.00%, 3/15/2041	115,000	135,501
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
3.00%, 7/1/2028	150,000	160,432
3.00%, 7/1/2038	585,000	615,710
3.13%, 7/1/2029	130,000	138,977
4.00%, 7/1/2038	2,155,000	2,407,352
Miami-Dade County, FL, Water & Sewer System Revenue:
4.00%, 10/1/2049	5,000,000	5,789,302
Series A, 4.00%, 10/1/2044	500,000	566,512
Series B, 3.13%, 10/1/2039	500,000	535,926
Orange County, FL, School Board:
Series C, COPs3.38%, 8/1/2034	420,000	456,954
Series C, COPs5.00%, 8/1/2028	500,000	589,537
Series C, COPs5.00%, 8/1/2029	500,000	588,370
Series C, COPs5.00%, 8/1/2033	450,000	542,192
Series C, COPs5.00%, 8/1/2034	175,000	210,450
Series D, COPs5.00%, 8/1/2029	310,000	364,790
Series D, COPs5.00%, 8/1/2031	450,000	529,324
Series D, COPs5.00%, 8/1/2032	110,000	129,288
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2028	675,000	862,456
5.00%, 10/1/2030	280,000	367,866
Orlando County, FL, Capital Improvement Special Revenue 5.00%, 10/1/2043	500,000	607,596

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Orlando County, FL, Utilities Commission Revenue Series A, 5.00%, 10/1/2032	$65,000	$75,958
Palm Beach County, FL, School Board:
Series A, COPs5.00%, 8/1/2026	150,000	183,606
Series A, COPs5.00%, 8/1/2027	230,000	288,964
Series B, COPs5.00%, 8/1/2023	115,000	127,709
Series B, COPs5.00%, 8/1/2028	500,000	642,039
Series C, COPs5.00%, 8/1/2029	250,000	317,799
Series D, COPs5.00%, 8/1/2028	100,000	118,048
Palm Beach, FL, Revenue:
5.00%, 5/1/2036	395,000	472,452
5.00%, 5/1/2038	450,000	535,782
Polk County School District General Obligation 5.00%, 10/1/2029	545,000	716,772
Port State Lucie, FL, Special Assessment:
3.00%, 7/1/2037	410,000	432,635
3.00%, 7/1/2041	510,000	534,845
3.25%, 7/1/2045	125,000	131,338
Reedy Creek, FL, Improvement District, General Obligation:
Series A, 4.00%, 6/1/2031	500,000	580,123
Series A, 4.00%, 6/1/2035	375,000	422,845
Series A, 5.00%, 6/1/2033	500,000	614,868
Series A, 5.00%, 6/1/2036	500,000	611,479
Series A, 5.00%, 6/1/2037	450,000	548,637
South Florida Water Management District:
COPs3.00%, 10/1/2031	315,000	336,179
COPs5.00%, 10/1/2027	165,000	198,621
COPs5.00%, 10/1/2031	175,000	208,768
COPs5.00%, 10/1/2032	300,000	357,565
COPs5.00%, 10/1/2035	105,000	124,642
COPs5.00%, 10/1/2036	370,000	438,424
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/2029	225,000	259,101
5.00%, 10/1/2032	195,000	231,567
5.00%, 10/1/2036	100,000	118,121
Tallahassee, FL, Utility System Revenue:
5.00%, 10/1/2033	225,000	259,017
5.00%, 10/1/2036	600,000	687,797
Security Description	Principal Amount	Value
Tampa, FL, Bay Water Revenue Series A, 5.00%, 10/1/2036	$125,000	$151,461
Tohopekaliga, FL, Water Authority Utility System Revenue:
3.00%, 10/1/2030	500,000	540,241
4.00%, 10/1/2034	110,000	127,093
5.00%, 10/1/2023	125,000	139,799
		114,402,833
GEORGIA — 2.1%
Athens-Clarke County GA Unified Gov't Water & Sewerage Revenue 5.00%, 1/1/2025	130,000	151,852
Atlanta, GA, Water & Wastewater System Revenue:
5.00%, 11/1/2025	210,000	248,208
5.00%, 7/1/2036	660,000	831,856
Series A, 5.00%, 11/1/2034	425,000	528,605
Series A, 5.00%, 11/1/2037	5,000,000	6,172,066
Series B, 3.50%, 11/1/2043	225,000	247,346
Series B, 5.00%, 11/1/2028	560,000	704,810
Series B, 5.00%, 11/1/2033	3,000,000	3,740,138
Series C, 4.00%, 11/1/2038	3,140,000	3,659,486
Series F-SUB, 5.00%, 7/1/2023	5,000,000	5,531,660
City of Atlanta GA Airport Passenger Facility Charge Series F-SUB, 5.00%, 7/1/2022	600,000	635,926
Georgia, State General Obligation:
5.00%, 2/1/2025	6,470,000	7,599,876
5.00%, 8/1/2028	555,000	719,483
5.00%, 2/1/2030	800,000	953,938
Series A, 4.00%, 2/1/2031	100,000	114,126
Series A, 5.00%, 7/1/2026	525,000	645,681
Series A, 5.00%, 2/1/2027	1,640,000	1,981,182
Series A, 5.00%, 7/1/2031	165,000	210,069
Series A-1, 5.00%, 2/1/2026	215,000	261,077
Series A-2, 5.00%, 2/1/2025	250,000	282,299
Series A-2, 5.00%, 2/1/2031	505,000	619,206
Series A-2, 5.00%, 2/1/2033	1,850,000	2,259,548
Series C, 5.00%, 7/1/2025	4,000,000	4,765,060

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 7/1/2030	$510,000	$634,810
Series C-1, 4.00%, 1/1/2025	300,000	340,278
Series C-1, 4.00%, 7/1/2025	1,805,000	2,074,516
Series E, 5.00%, 12/1/2025	360,000	434,813
Series F, 5.00%, 1/1/2024	545,000	615,797
Series F, 5.00%, 1/1/2027	1,005,000	1,253,783
Series F, 5.00%, 1/1/2028	4,000,000	4,957,134
Georgia, State Private Colleges & Universities Authority Revenue:
Series B, 3.00%, 10/1/2043	155,000	159,231
Series B, 4.00%, 10/1/2038	315,000	355,873
Series B, 4.00%, 9/1/2039	4,905,000	5,872,940
Series B, 5.00%, 10/1/2038	2,600,000	3,141,132
Gwinnett County School District:
4.00%, 2/1/2035	3,500,000	4,355,019
4.00%, 2/1/2036	4,000,000	4,954,516
		72,013,340
HAWAII — 1.2%
Hawaii, State General Obligation:
5.00%, 1/1/2022	545,000	564,511
5.00%, 10/1/2030	660,000	819,913
5.00%, 1/1/2037	1,500,000	1,877,706
Series EO, 5.00%, 8/1/2026	185,000	212,466
Series ET, 4.00%, 10/1/2021	300,000	305,657
Series EY, 5.00%, 10/1/2026	640,000	764,392
Series EY, 5.00%, 10/1/2027	675,000	804,212
Series FB, 4.00%, 4/1/2029	495,000	566,856
Series FE, 5.00%, 10/1/2024	260,000	301,362
Series FE, 5.00%, 10/1/2026	450,000	555,000
Series FG, 4.00%, 10/1/2032	300,000	342,109
Series FG, 5.00%, 10/1/2029	395,000	482,633
Series FH, 4.00%, 10/1/2031	285,000	325,919
Series FH, 5.00%, 10/1/2022	5,360,000	5,743,969
Series FH, 5.00%, 10/1/2023	2,050,000	2,291,620
Security Description	Principal Amount	Value
Series FH, 5.00%, 10/1/2027	$370,000	$455,211
Series FK, 4.00%, 5/1/2023	110,000	118,654
Series FK, 5.00%, 5/1/2034	480,000	584,198
Series FN, 5.00%, 10/1/2022	300,000	321,491
Series FN, 5.00%, 10/1/2025	335,000	401,428
Series FT, 4.00%, 1/1/2037	100,000	115,023
Series FT, 5.00%, 1/1/2027	115,000	142,661
Series FT, 5.00%, 1/1/2029	1,500,000	1,892,712
Series FT, 5.00%, 1/1/2031	1,145,000	1,431,176
Series FT, 5.00%, 1/1/2036	250,000	308,800
Series FW, 5.00%, 1/1/2023	1,500,000	1,625,190
Hawaii, State Highway Revenue:
Series B, 5.00%, 1/1/2025	200,000	232,971
Series B, 5.00%, 1/1/2027	215,000	262,306
Series B, 5.00%, 1/1/2029	265,000	320,876
Honolulu, HI, City & County Board of Water Supply Revenue Series A, 5.00%, 7/1/2029	65,000	74,839
Honolulu, HI, City & County Wastewater System Revenue:
Series A, 4.00%, 7/1/2042	305,000	349,627
Series A, 5.00%, 7/1/2035	500,000	616,639
Series A, 5.00%, 7/1/2036	255,000	305,872
Series A, 5.00%, 7/1/2037	2,115,000	2,594,126
Series B, 4.00%, 7/1/2032	560,000	638,615
Series B, 4.00%, 7/1/2033	1,810,000	2,058,598
Series B, 5.00%, 7/1/2021	60,000	60,701
Series B, 5.00%, 7/1/2022	100,000	106,014
Series B, 5.00%, 7/1/2024	170,000	195,335
Honolulu, HI, City & County, General Obligation:
5.00%, 3/1/2031	500,000	659,101
5.00%, 7/1/2038	3,000,000	3,873,692
Series A, 5.00%, 10/1/2028	150,000	178,201
Series A, 5.00%, 10/1/2032	185,000	219,242
Series A, 5.00%, 9/1/2034	1,750,000	2,200,917
Series B, 5.00%, 10/1/2029	530,000	628,870
Series B, 5.00%, 10/1/2030	210,000	249,175
Series C, 3.00%, 8/1/2040	1,000,000	1,066,878

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 9/1/2023	$320,000	$356,707
University of Hawaii, Revenue Series E, 5.00%, 10/1/2030	525,000	632,884
		41,237,055
IDAHO — 0.0% (a)
Ada & Boise Counties, Independent School District Boise, General Obligation:
5.00%, 8/1/2029	80,000	98,053
5.00%, 8/1/2030	250,000	304,736
		402,789
ILLINOIS — 1.8%
Champaign County Community Unit School District No 4 Champaign 5.00%, 1/1/2027	730,000	879,134
Chicago, IL, Waterworks Revenue, General Obligation 5.25%, 11/1/2031 (d)	250,000	315,290
Cook County, IL, Revenue 4.00%, 11/15/2039	690,000	775,742
Cook Kane Lake & McHenry Counties, IL, Community College District No. 512, General Obligation Series B, 5.00%, 12/1/2028	535,000	683,040
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	275,000	293,329
4.00%, 1/1/2025	350,000	395,735
4.00%, 7/1/2025	385,000	440,914
4.00%, 1/1/2033	4,160,000	5,118,811
4.00%, 12/1/2035	620,000	731,353
5.00%, 1/1/2022	170,000	176,138
5.00%, 1/1/2023	1,020,000	1,105,689
5.00%, 7/1/2023	165,000	182,427
5.00%, 1/1/2024	455,000	512,904
5.00%, 7/1/2024	1,720,000	1,974,531
5.00%, 7/1/2025	150,000	178,064
5.00%, 7/1/2026	390,000	476,936
5.00%, 1/1/2027	1,660,000	2,046,071
5.00%, 7/1/2027	565,000	699,693
5.00%, 1/1/2028	250,000	310,298
5.00%, 7/1/2028	125,000	150,797
5.00%, 7/1/2029	165,000	198,794
5.00%, 1/1/2030	350,000	420,594
5.00%, 7/1/2031	2,000,000	2,624,019
5.00%, 7/1/2033	1,120,000	1,410,450
5.00%, 7/1/2034	2,575,000	3,342,992
5.00%, 7/1/2036	1,975,000	2,538,387
Security Description	Principal Amount	Value
5.00%, 7/1/2039	$1,110,000	$1,413,593
Illinois, State Sales Tax Revenue:
Series C, 4.00%, 6/15/2021	130,000	130,779
Series C, 5.00%, 6/15/2022	205,000	214,551
Illinois, State Toll Highway Authority Revenue:
4.00%, 1/1/2039	1,250,000	1,441,414
5.00%, 1/1/2042	1,050,000	1,267,105
5.00%, 1/1/2044	3,100,000	3,771,164
Series A, 4.00%, 12/1/2031	2,210,000	2,510,366
Series A, 5.00%, 12/1/2032	60,000	71,483
Series A, 5.00%, 1/1/2035	480,000	592,314
Series B, 5.00%, 1/1/2036	1,060,000	1,259,294
Series B, 5.00%, 1/1/2037	445,000	504,306
Series B, 5.00%, 1/1/2040	835,000	982,052
Series C, 5.00%, 1/1/2028	315,000	364,644
Series C, 5.00%, 1/1/2036	215,000	247,164
Kane, Cook & DuPage Counties School District No. U-46 Elgin, General Obligation:
Series A, 5.00%, 1/1/2030	385,000	431,409
Series D, 5.00%, 1/1/2032	410,000	459,065
Series D, 5.00%, 1/1/2035	485,000	541,913
Kane, McHenry Cook & De Kalb Counties Unit School District No. 300, General Obligation 5.00%, 1/1/2027	300,000	349,578
Kendall Kane & Will Counties, IL, Community Unit School District No. 308, General Obligation 4.00%, 2/1/2032	510,000	571,579
McHenry County Conservation District, Genral Obligation 5.00%, 2/1/2025	175,000	204,108
Metropolitan Water Reclamation District of Greater Chicago, General Obligation:
Series A, 5.00%, 12/1/2024	470,000	545,441
Series A, 5.00%, 12/1/2028	350,000	432,992
Series A, 5.00%, 12/1/2030	1,100,000	1,353,286
Sales Tax Securitization Corp., Revenue:
Series A, 5.00%, 1/1/2028	2,000,000	2,465,169
Series A, 5.00%, 1/1/2029	1,225,000	1,523,669

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/2030	$5,075,000	$6,342,042
Series A, 5.00%, 1/1/2035	725,000	865,761
Series A, 5.00%, 1/1/2036	500,000	595,568
Series A, 5.00%, 1/1/2037	900,000	1,116,592
Series A, 5.00%, 1/1/2038	1,015,000	1,202,730
University of Illinois Revenue Series A, 4.00%, 4/1/2035	250,000	275,090
		62,028,353
INDIANA — 0.7%
Hammond, Multi-School Building Corp. Revenue 5.00%, 7/15/2038	3,105,000	3,771,945
Indiana, Finance Authority Revenue:
4.00%, 8/1/2041	300,000	335,637
5.00%, 2/1/2027	110,000	135,608
Series A, 5.00%, 2/1/2026	6,070,000	7,351,494
Series A, 5.00%, 6/1/2028	145,000	184,511
Series A, 5.00%, 6/1/2035	145,000	180,555
Series C, 5.00%, 12/1/2023	145,000	163,185
Series C, 5.00%, 12/1/2024	380,000	443,251
Series C, 5.00%, 12/1/2025	385,000	464,218
Series C, 5.00%, 6/1/2027	225,000	278,876
Series C, 5.00%, 6/1/2028	270,000	334,111
Series C, 5.00%, 2/1/2029	795,000	1,015,214
Series C, 5.00%, 2/1/2030	2,310,000	2,938,471
Indiana, University Revenue:
Series A, 5.00%, 6/1/2023	100,000	110,286
Series A, 5.00%, 6/1/2041	2,510,000	3,007,206
Series W-2, 5.00%, 8/1/2026	340,000	391,818
Indianapolis City, Public Utilities Water System Revenue Series A, 5.00%, 10/1/2033	1,000,000	1,266,958
Indianapolis, IN, Local Public Improvement Bond Bank Revenue:
4.00%, 1/1/2037	670,000	762,851
Series A, 4.00%, 2/1/2038	500,000	586,269
Series A, 5.00%, 2/1/2044	1,250,000	1,554,607
Purdue University Authority Revenue Series EE, 5.00%, 7/1/2035	500,000	655,242
		25,932,313
IOWA — 0.3%
Iowa, Finance Authority Revenue:
5.00%, 8/1/2023	100,000	111,076
5.00%, 8/1/2024	625,000	720,927
Security Description	Principal Amount	Value
5.00%, 8/1/2028	$520,000	$657,632
5.00%, 8/1/2037	350,000	432,389
Iowa, Higher Education Loan Authority Revenue 5.00%, 12/1/2041	400,000	485,198
Iowa, State Revenue:
5.00%, 6/15/2023	100,000	110,435
Series A, 5.00%, 6/1/2028	100,000	121,570
Series A, 5.00%, 6/1/2034	5,000,000	6,538,524
		9,177,751
KANSAS — 0.5%
Butler County, KS, Unified School District No. 385 Andover, General Obligation 5.00%, 9/1/2034	350,000	444,362
Johnson & Miami Counties, KS, Unified School District No. 230 Spring Hills, General Obligation:
Series B, 4.00%, 9/1/2035	1,200,000	1,371,795
Series B, 4.00%, 9/1/2036	575,000	655,780
Johnson County KS General Obligation Series A, 5.00%, 9/1/2029	550,000	691,981
Johnson County, KS, Unified School District No. 512 Shawnee Mission, General Obligation Series B, 4.00%, 10/1/2036	420,000	480,987
Johnson County, Unified School District No. 233, General Obligation Series B, 5.00%, 9/1/2023	200,000	222,737
Kansas, Development Finance Authority Revenue 5.00%, 5/1/2023	1,790,000	1,959,979
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2026	490,000	584,924
5.00%, 9/1/2027	390,000	464,118
5.00%, 9/1/2030	660,000	783,144
5.00%, 9/1/2034	270,000	319,066
Series A, 3.00%, 9/1/2024	150,000	162,693
Series A, 5.00%, 9/1/2021	265,000	270,264
Series A, 5.00%, 9/1/2026	1,700,000	2,088,732
Series A, 5.00%, 9/1/2029	290,000	333,049
Series A, 5.00%, 9/1/2035	1,280,000	1,578,799
Series A, 5.00%, 9/1/2037	275,000	337,257

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Sedgwick County Unified School District No. 259 Wichita, General Obligation Series A, 4.00%, 10/1/2024	$105,000	$117,953
Wyandotte, County Unified School District No 500 Kansas City, General Obligation Series A, 4.13%, 9/1/2037	2,575,000	2,906,907
		15,774,527
KENTUCKY — 0.1%
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2024	100,000	114,033
Series A, 5.00%, 7/1/2025	160,000	188,314
Series B, 5.00%, 7/1/2021	195,000	197,167
Series B, 5.00%, 7/1/2024	125,000	142,541
Series B, 5.00%, 7/1/2025	230,000	270,701
Series B, 5.00%, 7/1/2026	120,000	145,439
Louisville and Jefferson County Metropolitan Sewer District 2.25%, 5/15/2043	700,000	697,481
University of Kentucky, General Receipts Revenue:
Series A, 3.13%, 10/1/2037	360,000	377,782
Series A, 3.25%, 4/1/2039	255,000	265,803
Series A, 5.00%, 10/1/2026	150,000	180,718
		2,579,979
LOUISIANA — 0.6%
East Baton Rouge, LA, Sewer Commission Revenue:
Series A, 4.00%, 2/1/2038	630,000	746,316
Series A, 4.00%, 2/1/2039	2,000,000	2,366,127
Series A, 4.00%, 2/1/2040	1,355,000	1,600,725
Series A, 4.00%, 2/1/2045	1,485,000	1,727,162
Greater New Orleans, Expressway Commission Revenue 5.00%, 11/1/2047 (d)	305,000	353,866
Louisiana State, Local Government Environmental Facilities & Community Development Authority Revenue 4.00%, 10/1/2041 (d)	100,000	112,340
Louisiana, State Gas & Fuels Tax Revenue:
Series B, 5.00%, 5/1/2023	265,000	291,093
Series B, 5.00%, 5/1/2025	635,000	749,355
Security Description	Principal Amount	Value
Series B, 5.00%, 5/1/2026	$100,000	$121,820
Series C, 5.00%, 5/1/2027	500,000	623,679
Series C, 5.00%, 5/1/2028	250,000	316,030
Series C, 5.00%, 5/1/2030	405,000	508,429
Series C, 5.00%, 5/1/2037	325,000	401,168
Louisiana, State General Obligation:
5.00%, 5/1/2021	100,000	100,353
5.00%, 10/1/2026	875,000	1,078,635
5.00%, 9/1/2027	560,000	704,177
5.00%, 9/1/2030	2,115,000	2,713,501
5.00%, 3/1/2033	750,000	972,215
5.00%, 3/1/2034	750,000	969,037
5.00%, 3/1/2037	500,000	642,281
Series A, 5.00%, 3/1/2035	740,000	936,162
Series A, 5.00%, 3/1/2036	680,000	858,181
Series B, 4.00%, 10/1/2034	285,000	332,603
Series B, 4.00%, 10/1/2035	230,000	268,113
Series B, 4.00%, 10/1/2036	250,000	290,958
Series B, 5.00%, 8/1/2022	645,000	686,305
Series B, 5.00%, 8/1/2027	280,000	342,639
Series C, 5.00%, 8/1/2023	210,000	233,052
Series D, 5.00%, 9/1/2029	390,000	475,318
Series D-1, 5.00%, 12/1/2028	350,000	405,114
Louisiana, State Highway Improvement Revenue Series A, 5.00%, 6/15/2031	70,000	80,355
		22,007,109
MAINE — 0.1%
Maine, Municipal Bond Bank Revenue Series C, 5.00%, 11/1/2027	130,000	150,357
Maine, State General Obligation:
Series D, 5.00%, 6/1/2026	110,000	134,514
Series D, 5.00%, 6/1/2028	3,435,000	4,420,047
Maine, State Turnpike Authority Revenue Series C, 5.00%, 11/1/2037	155,000	188,606
		4,893,524
MARYLAND — 3.9%
Baltimore, MD, General Obligation:
4.00%, 3/1/2033	650,000	795,134
5.00%, 3/1/2025	1,050,000	1,235,447
5.00%, 3/1/2031	850,000	1,125,523
Baltimore, MD, Revenue:
4.00%, 3/1/2034	565,000	676,136

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 3/1/2035	$1,000,000	$1,193,915
5.00%, 3/1/2026	775,000	942,750
COPs5.00%, 3/1/2028	200,000	255,763
Series A, 4.00%, 7/1/2044	2,030,000	2,357,485
Series A, 5.00%, 7/1/2046	230,000	269,882
Series B, 4.00%, 7/1/2035	330,000	375,887
Baltimore, MD, State General Obligation:
Series B, 5.00%, 10/15/2023	1,300,000	1,455,078
Series B, 5.00%, 10/15/2024	250,000	290,155
Series B, 5.00%, 10/15/2025	2,290,000	2,747,535
Howard County, MD, General Obligation:
Series A, 5.00%, 2/15/2024	280,000	317,766
Series A, 5.00%, 2/15/2031	4,000,000	5,029,443
Series D, 5.00%, 2/15/2026	520,000	631,651
Series D, 5.00%, 2/15/2029	1,970,000	2,505,771
Maryland, Stadium Authority Revenue:
5.00%, 5/1/2025	180,000	211,143
5.00%, 5/1/2027	1,020,000	1,255,987
5.00%, 5/1/2031	4,925,000	6,066,636
5.00%, 5/1/2034	2,000,000	2,438,991
5.00%, 5/1/2037	1,920,000	2,323,209
5.00%, 5/1/2038	200,000	241,431
Maryland, State Department of Transportation Revenue:
4.00%, 9/1/2025	445,000	512,224
4.00%, 12/15/2025	290,000	317,175
4.00%, 11/1/2027	850,000	951,273
4.00%, 5/1/2028	1,225,000	1,382,367
4.00%, 11/1/2029	1,265,000	1,403,439
5.00%, 12/15/2023	175,000	197,292
5.00%, 2/1/2024	345,000	374,647
5.00%, 11/1/2026	105,000	121,529
5.00%, 5/1/2027	1,435,000	1,684,431
Maryland, State General Obligation:
4.00%, 6/1/2027	1,060,000	1,173,636
4.00%, 6/1/2028	1,245,000	1,375,087
4.00%, 6/1/2030	100,000	109,805
5.00%, 6/1/2024	605,000	694,138
5.00%, 3/15/2025	705,000	831,175
5.00%, 6/1/2026	2,100,000	2,403,084
5.00%, 8/1/2026	4,745,000	5,844,362
5.00%, 3/15/2028	800,000	995,647
5.00%, 3/15/2029	850,000	1,114,077
5.00%, 3/15/2030	500,000	632,045
Security Description	Principal Amount	Value
5.00%, 8/1/2032	$560,000	$744,838
5.00%, 8/1/2035	950,000	1,249,983
Series A, 4.00%, 3/15/2030	1,760,000	2,060,966
Series A, 5.00%, 3/15/2022	100,000	104,615
Series A, 5.00%, 3/15/2023	8,050,000	8,806,107
Series A, 5.00%, 8/1/2023	260,000	288,926
Series A, 5.00%, 8/1/2024	275,000	317,406
Series A, 5.00%, 3/1/2025	210,000	229,373
Series A, 5.00%, 3/15/2025	315,000	371,376
Series A, 5.00%, 8/1/2025	360,000	429,889
Series A, 5.00%, 3/1/2026	225,000	245,757
Series A, 5.00%, 8/1/2026	510,000	628,161
Series A, 5.00%, 8/1/2027	4,915,000	6,213,088
Series A, 5.00%, 8/1/2028	500,000	646,949
Series A, 5.00%, 8/1/2029	2,000,000	2,640,978
Series A, 5.00%, 8/1/2031	9,000,000	11,739,564
Series B, 4.00%, 8/1/2025	180,000	207,250
Series B, 5.00%, 8/1/2022	11,055,000	11,764,467
Series B, 5.00%, 8/1/2024	1,650,000	1,904,433
Series B, 5.00%, 8/1/2025	500,000	597,067
Series B, 5.00%, 8/1/2026	2,030,000	2,500,328
Series B, 5.00%, 8/1/2027	680,000	859,593
Series GRO, 5.00%, 3/15/2029	675,000	884,708
Maryland, State Health & Higher Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2022	100,000	106,013
Maryland, State Transportation Authority Revenue 3.25%, 7/1/2036	150,000	162,668
Montgomery, MD, State General Obligation:
3.00%, 11/1/2034	500,000	557,580
Series B, 4.00%, 12/1/2025	355,000	387,926
Series B, 5.00%, 6/1/2023	500,000	551,885
Series B, 5.00%, 12/1/2024	105,000	117,871
Series C, 4.00%, 10/1/2030	410,000	487,987
Prince George's County, MD, General Obligation:
Series A, 5.00%, 7/1/2023	500,000	553,761
Series A, 5.00%, 7/1/2024	1,015,000	1,168,042
Series A, 5.00%, 7/15/2025	675,000	804,838
Series A, 5.00%, 7/15/2028	7,000,000	9,048,417

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
State of Maryland Department of Transportation 5.00%, 11/1/2024	$7,195,000	$8,374,504
Washington, MD, Suburban Sanitary Commission, General Obligation:
2.65%, 6/1/2026	500,000	529,517
3.00%, 6/15/2034	285,000	310,239
5.00%, 6/15/2022	500,000	528,990
5.00%, 6/15/2024	200,000	229,786
		136,215,997
MASSACHUSETTS — 4.4%
Boston, MA, General Obligation:
Series A, 5.00%, 3/1/2023	810,000	884,561
Series A, 5.00%, 5/1/2023	3,000,000	3,301,315
City of Cambridge MA 5.00%, 2/15/2027	3,000,000	3,757,069
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue:
Series A, 5.00%, 6/15/2025	750,000	857,939
Series A, 5.00%, 6/15/2026	525,000	620,577
Commonwealth of Massachusetts Transportation Fund Revenue:
Series A, 5.00%, 6/1/2024	120,000	137,517
Series A, 5.00%, 6/1/2027	160,000	182,866
Series A, 5.00%, 6/1/2032	275,000	312,258
Series A, 5.00%, 6/1/2034	865,000	982,192
Series A, 5.00%, 6/1/2040	2,380,000	2,762,047
Series A, 5.00%, 6/1/2043	105,000	128,400
Series A, 5.25%, 6/1/2043	3,000,000	3,732,413
Massachusetts, Bay Transportation Authority, Revenue:
5.00%, 7/1/2036	1,500,000	1,877,280
Series A, Zero Coupon, 7/1/2029	2,500,000	2,178,789
Series A, Zero Coupon, 7/1/2032	7,000,000	5,495,369
Series A, 2.00%, 7/1/2028	140,000	146,760
Series A-2, 5.00%, 7/1/2042	2,295,000	2,781,847
Series B, 5.00%, 7/1/2026	250,000	296,739
Series B, 5.00%, 7/1/2030	145,000	170,328
Massachusetts, State Clean Water Trust Revenue:
5.00%, 2/1/2031	250,000	298,620
Security Description	Principal Amount	Value
Series 20, 5.00%, 2/1/2030	$905,000	$1,051,064
Series 20, 5.00%, 2/1/2042	50,000	57,484
Massachusetts, State College Building Authority Revenue:
Series A, 4.00%, 5/1/2027	1,200,000	1,352,198
Series A, 4.00%, 5/1/2029	1,975,000	2,200,850
Series A, 5.00%, 5/1/2037	250,000	295,848
Massachusetts, State Development Finance Agency Revenue:
5.00%, 4/1/2032	130,000	159,377
VRN5.00%, 10/1/2033 (c)	500,000	556,812
Series A, 4.00%, 7/15/2036	575,000	660,777
Series A, 5.00%, 7/15/2027	100,000	122,862
Series A, 5.00%, 10/15/2027	1,350,000	1,719,132
Series A, 5.00%, 7/15/2028	115,000	140,407
Series A, 5.00%, 7/15/2030	140,000	170,218
Series A, 5.00%, 10/15/2030	3,940,000	5,342,690
Series A, 5.00%, 7/15/2033	1,135,000	1,378,707
Series A, 5.00%, 7/15/2040	1,000,000	1,438,484
Series T, 4.00%, 7/1/2042	100,000	112,970
Massachusetts, State General Obligation:
2.50%, 3/1/2043	500,000	503,422
3.00%, 7/1/2039	500,000	542,695
5.00%, 9/1/2029	500,000	657,999
5.00%, 11/1/2039	2,700,000	3,378,756
5.00%, 11/1/2040	510,000	636,549
5.00%, 7/1/2045	1,675,000	2,118,048
5.25%, 1/1/2044	800,000	1,002,369
Series A, 5.00%, 1/1/2024	3,675,000	4,150,233
Series A, 5.00%, 7/1/2029	4,250,000	5,161,562
Series A, 5.00%, 3/1/2032	1,215,000	1,366,267
Series A, 5.00%, 4/1/2034	100,000	123,715
Series A, 5.00%, 3/1/2036	1,130,000	1,266,517
Series A, 5.00%, 4/1/2036	190,000	234,571
Series A, 5.00%, 1/1/2037	100,000	124,335
Series A, 5.00%, 3/1/2037	110,000	123,092
Series A, 5.00%, 4/1/2037	150,000	185,105
Series A, 5.00%, 3/1/2038	100,000	111,782
Series A, 5.00%, 1/1/2042	135,000	166,096
Series A, 5.00%, 4/1/2042	250,000	305,789
Series A, 5.00%, 1/1/2044	3,000,000	3,676,682
Series B, 4.00%, 7/1/2026	100,000	117,602
Series B, 5.00%, 7/1/2023	800,000	885,827

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2024	$900,000	$1,035,387
Series B, 5.00%, 7/1/2025	1,120,000	1,332,137
Series B, 5.00%, 7/1/2027	115,000	145,069
Series B, 5.00%, 7/1/2028	830,000	1,070,636
Series B, 5.00%, 7/1/2030	250,000	332,829
Series B, 5.00%, 7/1/2033	1,045,000	1,262,524
Series B, 5.00%, 7/1/2036	100,000	120,581
Series B, 5.00%, 4/1/2037	3,850,000	4,751,037
Series C, 5.00%, 10/1/2026	1,170,000	1,446,558
Series C, 5.00%, 10/1/2027	350,000	444,262
Series D, 3.00%, 11/1/2041	2,200,000	2,361,284
Series D, 3.00%, 11/1/2042	1,975,000	2,104,794
Series D, 3.13%, 9/1/2034	180,000	192,549
Series D, 4.00%, 11/1/2036	900,000	1,092,936
Series D, 4.00%, 11/1/2037	5,000,000	6,050,800
Series D, 4.00%, 11/1/2041	650,000	774,054
Series D, 5.00%, 7/1/2027	250,000	315,367
Series E, 3.00%, 12/1/2023	2,000,000	2,145,585
Series E, 3.00%, 11/1/2035	5,495,000	5,926,635
Series E, 3.00%, 4/1/2044	180,000	188,421
Series E, 4.00%, 9/1/2039	2,750,000	3,093,461
Series E, 4.00%, 9/1/2041	3,000,000	3,364,621
Series E, 4.00%, 4/1/2042	1,980,000	2,196,515
Series E, 5.00%, 9/1/2027	965,000	1,222,390
Series E, 5.00%, 11/1/2027	105,000	133,548
Series E, 5.00%, 9/1/2029	380,000	405,610
Series H, 5.00%, 12/1/2022	195,000	210,734
Series I, 5.00%, 12/1/2034	395,000	483,559
Series J, 4.00%, 12/1/2039	225,000	255,440
Series J, 4.00%, 12/1/2045	150,000	168,560
Series J, 5.00%, 12/1/2036	110,000	134,390
Series J, 5.00%, 12/1/2037	2,710,000	3,305,569
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 2/15/2033	110,000	123,573
Series A, 5.00%, 2/15/2035	200,000	224,142
Series A, 5.00%, 2/15/2036	1,655,000	1,852,510
Security Description	Principal Amount	Value
Series B, 4.00%, 2/15/2040	$400,000	$429,036
Series B, 5.00%, 11/15/2029	125,000	153,086
Series C, 5.00%, 8/15/2025	135,000	161,417
Series C, 5.00%, 11/15/2034	420,000	508,359
Massachusetts, State Water Resources Authority Revenue:
Series B, 5.00%, 8/1/2027	4,450,000	5,622,136
Series C-GREEN BOND, 4.00%, 8/1/2040	160,000	179,349
Series C-GREEN BOND, 5.00%, 8/1/2031	2,050,000	2,554,932
Series C-GREEN BOND, 5.00%, 8/1/2040	3,340,000	3,988,814
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue:
Series A, 5.00%, 1/1/2028	2,000,000	2,549,354
Series A, 5.00%, 1/1/2039 (c)	1,465,000	1,586,197
Series C, 5.00%, 1/1/2024	1,795,000	2,024,486
Series C, 5.00%, 1/1/2032	850,000	1,087,525
University of Massachusetts Building Authority Revenue:
5.00%, 11/1/2037	140,000	172,322
Series 1, 5.00%, 11/1/2032	1,000,000	1,299,796
Series 1, 5.00%, 11/1/2033	2,000,000	2,589,297
Series 1, 5.00%, 11/1/2039	40,000	46,644
Series 1, 5.00%, 11/1/2044	105,000	122,440
Series 2019-1, 5.00%, 5/1/2029	2,270,000	2,968,489
		152,815,525
MICHIGAN — 1.0%
Lansing Board of Water & Light 5.00%, 7/1/2044	1,850,000	2,309,617
Macomb, MI, Interceptor Drain Drainage District Series A, 5.00%, 5/1/2032	335,000	412,298
Michigan, State Building Authority Revenue:
5.00%, 4/15/2026	2,000,000	2,430,994
5.00%, 4/15/2030	155,000	184,610
5.00%, 4/15/2031	545,000	649,171
Series B, 5.00%, 2/15/2038	1,775,000	2,218,775

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 2/15/2044	$1,500,000	$1,848,412
Series I, 3.00%, 10/15/2045	5,800,000	6,133,421
Series I, 5.00%, 10/15/2021	140,000	143,611
Series I, 5.00%, 10/15/2028	100,000	122,128
Series I, 5.00%, 10/15/2030	390,000	473,480
Series I, 5.00%, 10/15/2032	255,000	308,972
Series I, 5.00%, 10/15/2033	330,000	399,451
Series I, 5.00%, 4/15/2038	295,000	347,417
Series I, 5.00%, 4/15/2041	130,000	154,058
Michigan, State Finance Authority Revenue:
4.00%, 11/1/2045	3,000,000	3,459,699
5.00%, 11/1/2034	285,000	360,585
5.00%, 11/1/2036	250,000	314,075
Series B, 5.00%, 10/1/2025	230,000	276,061
Series B, 5.00%, 10/1/2028	250,000	309,398
Series I, 4.00%, 10/15/2035	225,000	256,550
Series I, 5.00%, 4/15/2022	295,000	309,751
Series I, 5.00%, 4/15/2024	510,000	581,421
Series I, 5.00%, 4/15/2028	175,000	208,665
Michigan, State General Obligation:
3.00%, 5/1/2030	250,000	270,560
Series A, 5.00%, 12/1/2021	110,000	113,509
Series B, 5.00%, 11/1/2022	150,000	161,371
Michigan, State Trunk Line Authority Revenue 5.00%, 11/15/2033	5,000,000	6,628,743
Portage, MI, Public School, General Obligation 5.00%, 11/1/2028	145,000	175,750
University of Michigan, Revenue:
4.00%, 4/1/2035	300,000	338,187
5.00%, 4/1/2040	465,000	546,964
Series A, 5.00%, 4/1/2025	225,000	265,756
Series A, 5.00%, 4/1/2028	1,060,000	1,326,366
Series A, 5.00%, 4/1/2034	450,000	549,380
Series A, 5.00%, 4/1/2042	545,000	656,459
Security Description	Principal Amount	Value
Utica Community Schools Authority Revenue 5.00%, 5/1/2031	$500,000	$642,687
		35,888,352
MINNESOTA — 1.1%
Duluth, Independent School District No. 709:
Series A, COPs4.00%, 2/1/2027	115,000	131,057
Series A, COPs4.00%, 2/1/2028	100,000	113,305
Series A, COPs5.00%, 2/1/2026	500,000	591,675
Elk River, Independent School District No 728, General Obligation 2.00%, 2/1/2034	845,000	854,602
Hennepin, MN, General Obligation Series A, 5.00%, 12/1/2041	1,420,000	1,725,061
Hennepin, MN, Sales Tax Revenue:
5.00%, 12/15/2026	525,000	590,815
5.00%, 12/15/2029	225,000	251,849
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation:
Series C, 3.00%, 3/1/2027	360,000	398,298
Series C, 5.00%, 3/1/2025	125,000	146,971
Minneapolis, St. Paul Metropolitan Airports Commission Revenue:
Series A, 5.00%, 1/1/2031	3,840,000	4,638,176
Series C, 5.00%, 1/1/2036	100,000	119,247
Minnesota, State General Obligation:
4.00%, 8/1/2026	520,000	613,559
5.00%, 8/1/2024	750,000	867,001
5.00%, 8/1/2037	5,000,000	6,435,957
5.00%, 8/1/2038	500,000	641,833
Series A, 5.00%, 10/1/2021	315,000	322,574
Series A, 5.00%, 6/1/2027	105,000	115,488
Series A, 5.00%, 8/1/2028	150,000	178,128
Series A, 5.00%, 10/1/2028	205,000	259,292
Series A, 5.00%, 8/1/2038	1,000,000	1,261,594
Series B, 5.00%, 8/1/2025	710,000	849,521
Series D, 5.00%, 8/1/2022	120,000	127,734
Series D, 5.00%, 8/1/2023	2,150,000	2,391,858
Series D, 5.00%, 8/1/2025	1,560,000	1,866,553
Series D, 5.00%, 10/1/2026	325,000	403,012

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series E, 5.00%, 10/1/2027	$100,000	$127,295
Minnesota, State Public Facilities Authority Revenue Series B, 4.00%, 3/1/2026	130,000	151,851
North State Paul-Maplewood-Oakdale Independent School District No 622 3.00%, 2/1/2039	3,000,000	3,216,186
South Washington County, MN, Independent School District No. 833, General Obligation Series A, 4.00%, 2/1/2029	325,000	370,998
University of Minnesota, Revenue:
Series A, 5.00%, 9/1/2040	485,000	588,885
Series A, 5.00%, 4/1/2041	350,000	417,536
Series A, 5.00%, 9/1/2041	200,000	242,709
Series B, 5.00%, 12/1/2027	2,965,000	3,772,041
Series B, 5.00%, 10/1/2028	3,000,000	3,888,056
Virginia, Independent School District No 706, General Obligation 5.00%, 2/1/2031	900,000	1,126,544
		39,797,261
MISSISSIPPI — 0.4%
Mississippi, State Development Bank Revenue:
5.00%, 8/1/2027	415,000	509,901
Series A, 5.00%, 8/1/2027	250,000	307,170
Mississippi, State General Obligation:
3.00%, 10/1/2035	795,000	883,927
5.00%, 6/1/2032	1,605,000	2,112,720
Series A, 5.00%, 10/1/2027	330,000	392,419
Series A, 5.00%, 10/1/2031	1,850,000	2,302,928
Series A, 5.00%, 10/1/2032	415,000	514,946
Series A, 5.00%, 10/1/2034	135,000	166,868
Series B, 5.00%, 12/1/2026	110,000	136,428
Series B, 5.00%, 12/1/2028	250,000	307,554
Series B, 5.00%, 12/1/2030	1,880,000	2,288,944
Series B, 5.00%, 12/1/2031	150,000	182,430
Security Description	Principal Amount	Value
Series B, 5.00%, 12/1/2032	$1,235,000	$1,501,520
Series B, 5.00%, 12/1/2033	120,000	135,282
Series B, 5.00%, 12/1/2034	100,000	121,313
Series B, 5.00%, 12/1/2036	100,000	121,313
Series C, 5.00%, 10/1/2027	195,000	231,884
Series F, 5.00%, 11/1/2029	150,000	177,627
Mississippi, State University Educational Building Corp., Revenue Series A, 4.00%, 8/1/2043	135,000	152,863
		12,548,037
MISSOURI — 0.4%
County of State Louis MO Series A, 3.00%, 12/1/2031	500,000	557,415
Kansas City, MO, General Obligation:
Series A, 5.00%, 2/1/2027	530,000	658,945
Series A, 5.00%, 2/1/2028	225,000	286,330
Kansas City, MO, Sanitary Sewer System Revenue:
Series A, 4.00%, 1/1/2025	190,000	213,998
Series A, 4.00%, 1/1/2040	320,000	352,678
Series A, 4.00%, 1/1/2042	1,000,000	1,167,667
Series A, 5.00%, 1/1/2029	120,000	139,027
Series A, 5.00%, 1/1/2032	100,000	124,845
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series A, 5.00%, 5/1/2028	305,000	382,253
Series A, 5.00%, 5/1/2037	350,000	426,709
Series A, 5.00%, 5/1/2042	4,865,000	5,875,485
Series B, 5.00%, 5/1/2033	100,000	116,437
Series B, 5.00%, 5/1/2034	220,000	255,952
Series B, 5.00%, 5/1/2036	170,000	197,852
Series C, 4.00%, 5/1/2041	1,790,000	2,006,977
Missouri State, Environmental Improvement & Resources Authority Revenue:
Series B, 5.00%, 1/1/2025	115,000	134,238
Series B, 5.00%, 1/1/2026	925,000	1,099,851
Missouri, State Board of Public Buildings Revenue Series A, 4.00%, 4/1/2024	150,000	166,500
Missouri, State Highways & Transit Commission, State Road Revenue, Series B, 5.00%, 11/1/2024	500,000	580,998

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien Series A, 5.00%, 5/1/2025	$405,000	$462,437
North Kansas City, MO, School District No. 74, General Obligation 4.00%, 3/1/2029	25,000	28,713
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2023	200,000	221,905
		15,457,212
NEBRASKA — 0.3%
Lincoln City, NE, Electric System Revenue:
5.00%, 9/1/2030	2,000,000	2,462,482
5.00%, 9/1/2032	310,000	379,650
5.00%, 9/1/2034	310,000	377,868
Omaha, NE, State Public Power District Electric Revenue:
Series A, 5.00%, 2/1/2024	155,000	175,320
Series A, 5.00%, 2/1/2028	465,000	558,782
University of Nebraska Facilities Corp. Revenue:
5.00%, 7/15/2027	560,000	704,364
5.00%, 7/15/2030	1,000,000	1,266,173
Series A, 4.00%, 7/15/2030	500,000	581,998
University of Nebraska Facilities Corp., Revenue Series A, 4.00%, 7/15/2024	2,500,000	2,804,719
		9,311,356
NEVADA — 1.0%
Clark County, NV, General Obligation:
3.00%, 7/1/2035	800,000	860,585
3.00%, 7/1/2038	1,695,000	1,836,986
4.00%, 7/1/2031	650,000	754,046
4.00%, 7/1/2033	1,500,000	1,785,654
5.00%, 6/1/2022	300,000	316,792
5.00%, 6/1/2025	430,000	508,652
5.00%, 6/1/2026	150,000	182,916
5.00%, 6/1/2027	110,000	137,566
5.00%, 11/1/2028	145,000	169,387
Series A, 5.00%, 11/1/2023	195,000	218,586
Series A, 5.00%, 11/1/2024	180,000	209,020
Series A, 5.00%, 11/1/2026	420,000	509,537
Series A, 5.00%, 6/1/2027	140,000	175,084
Series A, 5.00%, 11/1/2029	575,000	687,747
Series A, 5.00%, 6/1/2031	2,165,000	2,716,685
Security Description	Principal Amount	Value
Series B, 5.00%, 11/1/2023	$110,000	$123,305
Series B, 5.00%, 11/1/2024	170,000	197,408
Series B, 5.00%, 11/1/2025	100,000	119,902
Series B, 5.00%, 11/1/2026	180,000	222,068
Series B, 5.00%, 11/1/2028	120,000	146,357
Series B, 5.00%, 12/1/2030	525,000	669,154
Series B, 5.00%, 12/1/2032	1,685,000	2,131,078
Series B, 5.00%, 12/1/2033	4,020,000	5,066,056
Clark County, NV, Revenue:
5.00%, 7/1/2024	105,000	120,465
5.00%, 7/1/2036	125,000	151,692
Clark County, NV, School District, General Obligation Series A, 5.00%, 6/15/2024	100,000	114,205
Clark County, Water Reclamation District, General Obligation:
5.00%, 7/1/2023	130,000	143,823
5.00%, 7/1/2025	250,000	297,120
5.00%, 7/1/2026	995,000	1,219,101
5.00%, 7/1/2027	200,000	244,006
Las Vegas Valley, NV, Water District, General Obligation:
5.00%, 6/1/2027	2,350,000	2,954,972
Series A, 5.00%, 6/1/2027	175,000	213,502
Series A, 5.00%, 6/1/2031	125,000	150,808
Series A, 5.00%, 6/1/2032	100,000	120,534
Series A, 5.00%, 6/1/2037	200,000	239,618
Series A, 5.00%, 6/1/2041	2,675,000	3,190,057
Series B, 5.00%, 12/1/2025	150,000	177,913
Los Angeles, NV, General Obligation:
Series C, 4.00%, 9/1/2036	300,000	334,285
Series C, 4.00%, 9/1/2037	140,000	155,690
Series C, 5.00%, 9/1/2029	905,000	1,080,036
Nevada, State Highway Improvement Revenue:
3.38%, 12/1/2034	750,000	832,041
4.00%, 12/1/2032	910,000	1,049,151
5.00%, 12/1/2021	320,000	330,273
5.00%, 12/1/2026	310,000	378,203
5.00%, 12/1/2028	560,000	678,453
5.00%, 12/1/2030	185,000	227,448
Truckee Meadows, NV, Water Authority Revenue:
5.00%, 7/1/2021	125,000	126,459

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2031	$105,000	$127,020
5.00%, 7/1/2034	145,000	174,666
5.00%, 7/1/2037	500,000	598,057
		35,174,169
NEW HAMPSHIRE — 0.0% (a)
New Hampshire Municipal Bond Bank, Revenue Series D, 4.00%, 8/15/2039	650,000	731,349
NEW JERSEY — 0.5%
Hudson County, NJ, General Obligation 3.00%, 11/15/2041	1,700,000	1,829,394
Hudson County, NJ, Improvement Authority Revenue:
4.00%, 10/1/2040	1,540,000	1,811,471
4.00%, 10/1/2041	1,790,000	2,098,836
5.00%, 5/1/2041	500,000	591,518
Monmouth County Improvement Authority/The 5.00%, 12/1/2025	550,000	664,015
New Brunswick, NJ, Parking Authority Revenue:
Series A, 3.00%, 9/1/2034	200,000	209,839
Series A, 5.00%, 9/1/2032	120,000	143,077
New Jersey, Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2022	750,000	795,488
New Jersey, State Educational Facilities Authority Revenue:
Series B, 5.00%, 7/1/2027	650,000	797,347
Series B, 5.00%, 7/1/2031	1,030,000	1,285,025
Series I-PRINCETON UNIVERSITY, 4.00%, 7/1/2040	235,000	270,834
Series I-PRINCETON UNIVERSITY, 5.00%, 7/1/2034	665,000	826,448
Ocean,NJ, General Obligation 2.25%, 9/15/2033	1,500,000	1,559,249
Toms River, NJ, Board of Education, General Obligation:
3.00%, 7/15/2032	1,440,000	1,535,803
3.00%, 7/15/2035	1,000,000	1,059,289
Union County, NJ, General Obligation Series A & B, 3.00%, 3/1/2027	1,410,000	1,548,191
		17,025,824
Security Description	Principal Amount	Value
NEW MEXICO — 0.3%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue 5.00%, 7/1/2021	$140,000	$141,628
Albuquerque, NM, Municipal School District No. 12, General Obligation:
Series 2017, 5.00%, 8/1/2024	210,000	241,854
Series 2017, 5.00%, 8/1/2025	230,000	273,454
Series 2017, 5.00%, 8/1/2027	145,000	176,300
New Mexico, State Finance Authority Revenue:
Series A, 5.00%, 6/15/2024	1,000,000	1,145,486
Series B1, 5.00%, 6/15/2027	115,000	131,336
New Mexico, State General Obligation:
5.00%, 3/1/2024	255,000	289,488
Series A, 5.00%, 3/1/2022	100,000	104,415
Series B, 5.00%, 3/1/2022	4,365,000	4,557,727
New Mexico, State Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2021	140,000	141,635
Series A, 5.00%, 7/1/2025	120,000	142,507
Series B, 4.00%, 7/1/2021	120,000	121,115
Series B, 4.00%, 7/1/2022	340,000	356,021
Series B, 4.00%, 7/1/2023	100,000	108,402
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2023	365,000	403,811
Series A, 5.00%, 7/1/2025	645,000	765,972
Series B, 4.00%, 7/1/2024	200,000	223,373
Series B, 5.00%, 7/1/2026	100,000	122,523
University of New Mexico, Revenue Series A, 2.25%, 6/1/2027	455,000	483,573
		9,930,620
NEW YORK — 17.8%
Battery Park City, NY, Authority Revenue:
Series B, 5.00%, 11/1/2038	500,000	645,391
Series B, 5.00%, 11/1/2040	500,000	642,648
Brookhaven, NY, General Obligation 5.00%, 5/1/2026	120,000	142,787
Build NYC Resource Corp., Revenue 4.00%, 11/1/2026	900,000	1,064,504

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Erie County, NY, Industrial Development Agency Revenue Series A, 5.00%, 5/1/2027	$220,000	$262,904
Metropolitan New York, NY, Transportation Authority Revenue:
Series A, 5.00%, 11/15/2035	2,700,000	3,246,316
Series A, 5.25%, 11/15/2035	250,000	302,618
Series B-1, 5.00%, 11/15/2029	780,000	963,920
Series B-1, 5.00%, 11/15/2034	7,615,000	9,302,488
Series B-1, 5.00%, 11/15/2036	350,000	415,865
Series B-2, 4.00%, 11/15/2033	330,000	378,379
Series B-2, 5.00%, 11/15/2025	2,520,000	3,013,238
Series B-2, 5.00%, 11/15/2026	5,045,000	6,198,618
Monroe County, NY, Industrial Development Corp., Revenue:
4.00%, 7/1/2043	155,000	172,854
Series A, 3.88%, 7/1/2042	200,000	220,492
Series A, 5.00%, 7/1/2027	500,000	626,225
Series A, 5.00%, 7/1/2030	205,000	250,303
Series C, 5.00%, 7/1/2028	200,000	248,401
New York & New Jersey, Port Authority Revenue:
4.00%, 11/1/2037	500,000	585,247
4.00%, 9/1/2038	500,000	581,914
4.00%, 12/15/2038	100,000	107,331
5.00%, 7/15/2030	500,000	634,683
5.00%, 7/15/2032	1,625,000	2,046,691
5.00%, 7/15/2033	1,915,000	2,402,014
5.00%, 9/1/2034	535,000	678,766
5.00%, 7/15/2035	360,000	449,186
5.00%, 9/1/2035	3,000,000	3,793,139
5.00%, 9/1/2036	4,500,000	5,670,519
Series 198, 5.00%, 11/15/2036	145,000	176,223
Series 198, 5.00%, 11/15/2041	160,000	193,192
Series 205, 5.00%, 11/15/2032	5,510,000	6,802,887
Series 205, 5.00%, 11/15/2035	160,000	196,449
New York State Urban Development Corp.:
5.00%, 3/15/2035	5,000,000	6,433,279
5.00%, 3/15/2038	2,185,000	2,773,421
Series A, 5.00%, 3/15/2035	1,000,000	1,286,656
Security Description	Principal Amount	Value
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
4.00%, 6/15/2042	$1,200,000	$1,415,287
5.00%, 6/15/2024	550,000	631,154
5.00%, 6/15/2037	850,000	1,034,089
Series AA, 5.00%, 6/15/2040	2,000,000	2,525,011
Series BB-, 5.00%, 6/15/2026	4,000,000	4,663,865
Series BB-2, 5.00%, 6/15/2031	530,000	650,009
Series CC-, 4.00%, 6/15/2041	500,000	584,496
Series CC1, 4.00%, 6/15/2033	1,250,000	1,447,414
Series CC-1, 4.00%, 6/15/2037	250,000	285,938
Series CC-1, 4.00%, 6/15/2041	900,000	1,052,094
Series DD-2, 5.00%, 6/15/2025	7,135,000	8,037,688
Series EE 2, 5.00%, 6/15/2040	1,950,000	2,434,482
Series EE-2ND GENERAL RESOLUT, 5.00%, 6/15/2035	1,000,000	1,190,854
Series EE-2ND GENERAL RESOLUT, 5.00%, 6/15/2040	4,240,000	5,186,571
Series FF, 4.00%, 6/15/2041	5,000,000	5,889,500
Series FF, 5.00%, 6/15/2034	1,750,000	2,186,838
Series FF, 5.00%, 6/15/2039	2,500,000	3,063,520
Series FF-2, 5.00%, 6/15/2033	4,500,000	5,730,608
Series GG, 5.00%, 6/15/2037	190,000	222,365
Series GG, 5.00%, 6/15/2039	350,000	409,305
Series GG-, 5.00%, 6/15/2029	4,500,000	5,657,778
Series HH, 5.00%, 6/15/2039	155,000	181,264
Sub-Series CC1, 5.00%, 6/15/2038	145,000	175,957
New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series S-, 5.00%, 7/15/2022	100,000	106,255
Series S-, 5.00%, 7/15/2028	160,000	185,436

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series S-, 5.00%, 7/15/2043	$220,000	$250,994
Series S-1, 4.00%, 7/15/2036	255,000	292,989
Series S-1, 4.00%, 7/15/2040	1,760,000	1,958,036
Series S-1, 5.00%, 7/15/2021	60,000	60,806
Series S-1, 5.00%, 7/15/2022	145,000	154,070
Series S-1, 5.00%, 7/15/2033	5,000,000	6,247,971
Series S-1, 5.00%, 7/15/2043	1,885,000	2,212,531
Series S-3-SUBSER, 5.00%, 7/15/2024	750,000	862,842
Series S-3-SUBSER, 5.00%, 7/15/2035	3,000,000	3,729,141
Series S-3-SUBSER, 5.00%, 7/15/2036	8,205,000	10,168,872
Series S-4A, 5.00%, 7/15/2033	250,000	312,399
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
4.00%, 5/1/2045	2,850,000	3,270,353
5.00%, 5/1/2025	500,000	590,931
5.00%, 11/1/2026	545,000	672,708
5.00%, 11/1/2027	795,000	1,002,424
5.00%, 5/1/2031	750,000	987,217
5.00%, 11/1/2031	500,000	595,022
5.00%, 11/1/2032	4,000,000	5,229,931
5.00%, 2/1/2034	600,000	726,634
5.00%, 5/1/2034	250,000	298,474
5.00%, 5/1/2036	785,000	965,000
5.00%, 8/1/2042	5,000,000	6,094,578
5.00%, 2/1/2043	5,515,000	6,576,550
5.25%, 8/1/2037	4,000,000	5,001,422
Series 1-REMK 1/9/20, 5.00%, 11/1/2021	500,000	514,012
Series A-1, 5.00%, 8/1/2023	5,880,000	6,532,721
Series A-1, 5.00%, 8/1/2027	275,000	325,791
Series A-1, 5.00%, 8/1/2029	170,000	200,920
Series A-1, 5.00%, 8/1/2031	150,000	171,734
Series A-1, 5.00%, 8/1/2033	2,915,000	3,671,701
Series A-1, 5.00%, 8/1/2036	2,000,000	2,473,333
Series A-2, 5.00%, 8/1/2036	1,640,000	2,004,216
Series A-3, 3.00%, 5/1/2045	1,550,000	1,610,195
Security Description	Principal Amount	Value
Series A-3, 4.00%, 5/1/2042	$6,000,000	$6,848,180
Series A-3, 5.00%, 8/1/2040	500,000	607,221
Series B-1, 4.00%, 8/1/2037	105,000	120,494
Series B-1, 4.00%, 11/1/2042	5,000,000	5,740,172
Series B-1, 5.00%, 11/1/2028	500,000	641,546
Series B-1, 5.00%, 8/1/2029	40,000	49,750
Series B-1, 5.00%, 8/1/2030	295,000	356,798
Series B-1, 5.00%, 8/1/2031	175,000	200,357
Series B-1, 5.00%, 8/1/2034	500,000	613,578
Series B-1, 5.00%, 11/1/2034	545,000	691,900
Series B-1, 5.00%, 11/1/2035	160,000	190,248
Series B-1, 5.00%, 8/1/2036	520,000	592,023
Series B-1, 5.00%, 8/1/2038	7,095,000	8,435,108
Series B-1, 5.00%, 8/1/2040	3,800,000	4,506,995
Series C, 5.00%, 11/1/2022	100,000	107,630
Series C, 5.00%, 11/1/2023	125,000	140,257
Series C, 5.00%, 11/1/2025	395,000	472,414
Series C, 5.00%, 11/1/2026	120,000	141,292
Series C, 5.00%, 11/1/2027	150,000	176,283
Series C1, 5.00%, 11/1/2034	7,000,000	8,783,753
Series D-1, 5.00%, 2/1/2026	100,000	113,019
Series D-S, 4.00%, 11/1/2047	500,000	572,533
Series E-1, 4.00%, 2/1/2041	110,000	121,189
Series E-1, 5.00%, 2/1/2030	3,370,000	4,031,938
Series F-1, 5.00%, 5/1/2032	5,500,000	6,725,595
Series F-1, 5.00%, 5/1/2039	115,000	139,028
New York, NY, City Trust for Cultural Resources 4.00%, 2/1/2023	2,355,000	2,510,990

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
New York, NY, General Obligation:
4.00%, 8/1/2034	$915,000	$1,044,591
4.00%, 8/1/2038	1,000,000	1,153,435
4.00%, 3/1/2042	550,000	628,139
4.00%, 8/1/2042	520,000	590,998
5.00%, 4/1/2023	750,000	822,211
5.00%, 8/1/2026	1,335,000	1,630,965
5.00%, 8/1/2027	535,000	669,536
5.00%, 4/1/2033	680,000	839,523
5.00%, 1/1/2036	2,250,000	2,792,103
5.00%, 3/1/2037	585,000	712,219
5.00%, 3/1/2039	500,000	626,289
5.00%, 8/1/2039	5,000,000	6,211,206
5.00%, 10/1/2039	950,000	1,145,003
5.00%, 12/1/2041	625,000	767,829
5.00%, 12/1/2042	1,500,000	1,841,065
5.00%, 3/1/2043	2,280,000	2,821,977
Series A, 3.00%, 8/1/2036	3,000,000	3,191,891
Series A, 4.00%, 8/1/2037	1,900,000	2,192,922
Series A, 5.00%, 8/1/2023	5,000,000	5,541,453
Series A, 5.00%, 8/1/2024	3,500,000	4,022,129
Series A, 5.00%, 8/1/2026	125,000	148,676
Series A-1, 5.00%, 8/1/2023	850,000	942,047
Series A-1, 5.00%, 8/1/2028	735,000	939,617
Series B, 5.00%, 8/1/2025	150,000	172,538
Series B-1, 4.00%, 10/1/2040	545,000	623,965
Series B-1, 5.00%, 10/1/2031	2,185,000	2,809,955
Series B-1, 5.00%, 12/1/2031	160,000	195,553
Series B-1, 5.00%, 10/1/2032	1,680,000	2,150,254
Series B-1, 5.00%, 10/1/2036	400,000	486,142
Series B-1, 5.00%, 10/1/2037	4,730,000	5,734,468
Series B-1, 5.00%, 12/1/2037	500,000	602,538
Series B-1, 5.00%, 10/1/2038	300,000	362,493
Series B-1, 5.00%, 12/1/2038	3,095,000	3,720,333
Series C, 5.00%, 8/1/2024	7,000,000	8,044,258
Series C, 5.00%, 8/1/2026	655,000	794,258
Series C, 5.00%, 8/1/2027	1,135,000	1,405,635
Series C, 5.00%, 8/1/2028	1,980,000	2,447,984
Series C, 5.00%, 8/1/2035	5,000,000	6,407,613
Series C-1, 5.00%, 8/1/2030	5,950,000	7,830,116
Series C-1, 5.00%, 8/1/2031	500,000	655,091
Security Description	Principal Amount	Value
Series C-1, 5.00%, 8/1/2033	$700,000	$907,084
Series D1, 4.00%, 12/1/2042	255,000	294,038
Series D1, 4.00%, 12/1/2043	3,500,000	4,018,957
Series E, 4.00%, 8/1/2026	250,000	292,403
Series E, 5.00%, 8/1/2024	760,000	873,377
Series E, 5.00%, 8/1/2025	1,210,000	1,435,757
Series E, 5.00%, 8/1/2028	1,195,000	1,458,531
Series E, 5.00%, 8/1/2032	2,900,000	3,653,848
Series E-1, 4.00%, 3/1/2041	500,000	572,107
Series E-1, 5.00%, 3/1/2040	4,000,000	4,849,769
Series F-1, 5.00%, 6/1/2026	165,000	195,180
Series I, 5.00%, 3/1/2022	60,000	62,632
Series J-10-REMK 10/1, 5.00%, 8/1/2027	750,000	938,602
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, 5.25%, 11/15/2027	250,000	309,532
Series A, 5.25%, 11/15/2034	560,000	679,275
Series B-2, 4.00%, 11/15/2038	255,000	282,534
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue:
4.00%, 4/1/2026	630,000	730,317
4.00%, 4/1/2030	400,000	458,581
4.00%, 4/1/2031	230,000	262,474
New York, State Convention Center Development Corp., Revenue 5.00%, 11/15/2022	240,000	256,302
New York, State Dormitory Authority Revenue Series A, 5.00%, 7/1/2022	2,500,000	2,650,336
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2022	670,000	718,309
5.00%, 10/1/2023	200,000	222,936
5.00%, 10/1/2026	665,000	813,733
5.00%, 10/1/2028	500,000	607,335
5.00%, 7/1/2033	1,335,000	1,884,694
5.00%, 7/1/2034	2,105,000	3,008,771
5.00%, 7/1/2036	500,000	728,062
Series 1, 5.00%, 1/15/2029	400,000	495,672

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 1, 5.00%, 1/15/2030	$250,000	$307,513
Series 1, 5.00%, 1/15/2031	500,000	611,668
Series A, 2.13%, 7/1/2041 (c)	865,000	866,301
Series A, 3.00%, 7/1/2029	315,000	340,263
Series A, 4.00%, 7/1/2034	100,000	114,290
Series A, 4.00%, 7/1/2043	1,350,000	1,491,774
Series A, 5.00%, 7/1/2021	190,000	192,218
Series A, 5.00%, 7/1/2024	890,000	1,020,773
Series A, 5.00%, 7/1/2026	1,640,000	2,001,794
Series A, 5.00%, 7/1/2028	2,000,000	2,584,718
Series A, 5.00%, 10/1/2028 (d)	205,000	256,642
Series A, 5.00%, 7/1/2029	2,000,000	2,636,718
Series A, 5.00%, 10/1/2029	4,540,000	5,623,233
Series A, 5.00%, 10/1/2030 (d)	3,040,000	3,750,861
Series A, 5.00%, 10/1/2030	5,000,000	6,081,226
Series A, 5.00%, 10/1/2031	3,750,000	4,526,035
Series A, 5.00%, 7/1/2032	125,000	151,428
Series A, 5.00%, 10/1/2032	3,500,000	4,213,950
Series A, 5.00%, 7/1/2033	600,000	727,198
Series A, 5.00%, 10/1/2033	5,000,000	6,005,185
Series A, 5.00%, 7/1/2034	5,040,000	6,195,040
Series A, 5.00%, 7/1/2035	100,000	120,459
Series A, 5.00%, 7/1/2040	200,000	243,190
Series B, 5.00%, 10/1/2021	225,000	230,399
Series B, 5.00%, 10/1/2030	260,000	315,391
New York, State Dormitory Authority Revenue, State Supported Debt:
5.00%, 10/1/2031	510,000	616,976
Series A, 5.00%, 10/1/2026 (d)	125,000	144,133
New York, State Dormitory Authority, Personal Income Tax Revenue:
3.25%, 2/15/2040	100,000	106,240
5.00%, 2/15/2022	3,265,000	3,401,504
5.00%, 2/15/2023	355,000	386,777
5.00%, 2/15/2025	3,280,000	3,847,548
5.00%, 2/15/2026	1,310,000	1,583,864
5.00%, 2/15/2036	6,000,000	7,239,190
Series A, 5.00%, 3/15/2026	245,000	287,481
Series A, 5.00%, 3/15/2028	535,000	678,787
Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2031	$500,000	$636,903
Series A-GROUP 3, 3.00%, 3/15/2042	500,000	523,339
Series A-GROUP 3, 5.00%, 3/15/2039	5,550,000	6,857,027
Series B, 5.00%, 2/15/2023	565,000	615,575
Series B, 5.00%, 3/15/2027	110,000	124,641
Series B, 5.00%, 3/15/2028	170,000	192,520
Series B-BIDDING GROUP 3 BOND, 5.00%, 2/15/2038	400,000	488,372
Series B-GROUP C, 5.00%, 2/15/2039	200,000	230,234
Series C, 5.00%, 3/15/2037	105,000	117,955
Series D, 4.00%, 2/15/2036	1,000,000	1,166,590
Series D, 4.00%, 2/15/2038	3,000,000	3,465,932
Series D, 5.00%, 2/15/2022	2,260,000	2,354,487
Series D, 5.00%, 2/15/2024	7,000,000	7,932,426
Series D, 5.00%, 2/15/2025	1,330,000	1,560,134
Series D, 5.00%, 2/15/2026	920,000	1,112,332
Series D, 5.00%, 2/15/2027	100,000	122,713
Series D, 5.00%, 2/15/2028	960,000	1,170,123
Series D, 5.00%, 2/15/2041	1,670,000	2,081,034
Series E, 5.00%, 3/15/2022	110,000	115,044
Series E, 5.00%, 3/15/2023	180,000	196,796
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 5.00%, 3/15/2022	100,000	104,585
Series A, 5.00%, 3/15/2024	300,000	341,115
Series A, 5.00%, 3/15/2025	3,250,000	3,822,692
Series A, 5.00%, 3/15/2028	500,000	626,614
Series A, 5.00%, 3/15/2030	1,360,000	1,668,274
Series A, 5.00%, 3/15/2031	160,000	180,893
Series A, 5.00%, 3/15/2032	7,600,000	9,257,013

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2037	$4,300,000	$5,271,116
Series A, 5.00%, 3/15/2038	140,000	153,207
Series A, 5.00%, 3/15/2039	400,000	488,323
Series A-GROUP B, 5.00%, 3/15/2037	160,000	192,680
Series A-GROUP C, 5.00%, 3/15/2043	300,000	357,518
Series B, 5.00%, 3/15/2031	795,000	943,929
Series B-B, 5.00%, 3/15/2027	270,000	321,624
Series B-B, 5.00%, 3/15/2029	40,000	47,513
Series C, 5.00%, 3/15/2042	270,000	314,905
Series E, 5.00%, 3/15/2034	5,000,000	6,256,828
Series E, 5.00%, 3/15/2041	5,000,000	6,151,753
New York, State Environmental Facilities Corp., Revenue:
4.00%, 6/15/2036	450,000	511,802
4.00%, 10/15/2045	1,500,000	1,754,269
5.00%, 6/15/2026	1,515,000	1,861,657
5.00%, 6/15/2027	1,855,000	2,342,487
5.00%, 6/15/2028	550,000	672,371
5.00%, 6/15/2041	3,940,000	4,676,789
5.00%, 6/15/2042	940,000	1,144,978
Series A, 5.00%, 6/15/2026	1,585,000	1,947,674
Series B, 5.00%, 8/15/2041	1,210,000	1,456,508
Series B-SUB, 5.00%, 6/15/2035	2,000,000	2,576,521
Series B-SUB, 5.00%, 6/15/2036	8,500,000	10,906,545
Series E, 5.00%, 6/15/2034	3,200,000	3,958,796
New York, State Urban Development Corp., Revenue:
4.00%, 3/15/2037	1,355,000	1,585,096
5.00%, 3/15/2033	225,000	254,098
5.00%, 3/15/2043	975,000	1,218,415
5.00%, 3/15/2044	370,000	412,779
Series A, 4.00%, 3/15/2038	1,835,000	2,138,204
Series A, 4.00%, 3/15/2043	5,295,000	6,049,791
Series A, 4.00%, 3/15/2045	1,690,000	1,924,246
Series A, 5.00%, 3/15/2022	460,000	481,093
Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2023	$795,000	$869,181
Series A, 5.00%, 3/15/2024	4,180,000	4,752,866
Series A, 5.00%, 3/15/2026	2,295,000	2,780,645
Series A, 5.00%, 3/15/2027	565,000	683,520
Series A, 5.00%, 3/15/2035	11,000,000	13,727,278
Series A, 5.00%, 3/15/2037	785,000	1,000,218
Series A, 5.00%, 3/15/2042	500,000	626,379
Series A, 5.00%, 3/15/2044	1,850,000	2,279,788
Series A-, 5.00%, 3/15/2028	225,000	267,367
Series A-, 5.00%, 3/15/2029	525,000	623,603
Series A-, 5.00%, 3/15/2033	3,610,000	4,277,566
Series A-, 5.00%, 3/15/2038	105,000	123,260
Series A-, 5.00%, 3/15/2039	530,000	621,161
Series A-, 5.00%, 3/15/2042	380,000	443,559
Series C-, 5.00%, 3/15/2027	100,000	124,170
Series C-, 5.00%, 3/15/2031	4,250,000	5,260,105
Series C-, 5.00%, 3/15/2032	590,000	728,288
Series E, 5.00%, 3/15/2033	120,000	130,579
Onondaga County Trust for Cultural Res.:
5.00%, 12/1/2038	1,000,000	1,264,257
5.00%, 12/1/2039	1,250,000	1,576,551
5.00%, 12/1/2040	2,750,000	3,459,355
Oyster Bay, NY, General Obligation 3.25%, 8/1/2021 (d)	115,000	116,043
Suffolk, NY, County Water Authority Revenue Series A, 5.00%, 6/1/2037	860,000	1,024,349
Triborough, NY, Bridge & Tunnel Authority Revenue:
5.00%, 11/15/2027	600,000	750,499
5.00%, 11/15/2033	675,000	851,471
Series A, 5.00%, 11/15/2040	435,000	502,467
Series A, 5.00%, 11/15/2041	350,000	415,397
Series B, 5.00%, 11/15/2029	2,355,000	3,045,273

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 11/15/2023	$700,000	$785,840
Series C-1, 5.00%, 11/15/2025	1,050,000	1,262,631
Series C-2, 5.00%, 11/15/2042	2,915,000	3,543,584
Utility Debt Securitization Authority Revenue:
5.00%, 12/15/2025	1,940,000	2,186,000
5.00%, 6/15/2027	425,000	502,990
5.00%, 12/15/2032	605,000	724,170
5.00%, 12/15/2036	250,000	297,079
5.00%, 12/15/2038	200,000	247,804
5.00%, 12/15/2040	300,000	370,646
Series A, 5.00%, 12/15/2026	350,000	408,509
Series A, 5.00%, 6/15/2028	255,000	311,152
Series A, 5.00%, 12/15/2032	260,000	314,884
Series A, 5.00%, 12/15/2033	500,000	604,980
Series A, 5.00%, 12/15/2035	1,975,000	2,382,972
Series B, 5.00%, 6/15/2023	500,000	504,734
Series B, 5.00%, 12/15/2023	280,000	289,468
Series B, 5.00%, 6/15/2024	2,145,000	2,268,129
Series B, 5.00%, 12/15/2024	1,070,000	1,156,650
Series B, 5.00%, 12/15/2025	315,000	354,762
Westchester, NY, General Obligation Series A, 5.00%, 1/1/2024	1,530,000	1,728,301
		623,544,426
NORTH CAROLINA — 1.8%
Buncombe County, NC, Limited Obligation Revenue 5.00%, 6/1/2026	100,000	118,062
Charlotte, NC, General Obligation 5.00%, 12/1/2021	100,000	103,203
Charlotte, NC, Water & Sewer System Revenue:
3.00%, 7/1/2039	2,380,000	2,614,879
5.00%, 7/1/2027	5,000,000	6,321,293
5.00%, 7/1/2028	165,000	194,201
5.00%, 7/1/2044	125,000	154,144
County of Union NC Enterprise System Revenue:
3.00%, 6/1/2037	1,545,000	1,730,868
Security Description	Principal Amount	Value
3.00%, 6/1/2038	$1,675,000	$1,868,444
3.00%, 6/1/2039	1,125,000	1,249,636
3.00%, 6/1/2043	3,000,000	3,265,173
Guilford County, NC, General Obligation:
5.00%, 3/1/2025	1,050,000	1,236,341
5.00%, 3/1/2027	1,000,000	1,252,606
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 9/1/2021	160,000	163,185
Series A, 5.00%, 9/1/2023	110,000	122,675
Series A, 5.00%, 4/1/2027	550,000	690,852
Mecklenburg County, NC, Public Facilities Corp., Revenue 5.00%, 2/1/2024	165,000	186,731
North Carolina, Capital Facilities Finance Agency Revenue:
4.00%, 1/1/2037	230,000	255,961
4.00%, 1/1/2038	200,000	222,140
4.00%, 1/1/2039	570,000	631,917
5.00%, 1/1/2043	3,000,000	3,600,527
Series B, 4.00%, 10/1/2039	245,000	274,533
North Carolina, State General Obligation:
5.00%, 6/1/2027	360,000	439,326
Series A, 5.00%, 6/1/2021	110,000	110,845
Series A, 5.00%, 6/1/2023	5,100,000	5,630,397
Series B, 5.00%, 6/1/2026	6,850,000	8,399,986
Series B, 5.00%, 6/1/2028	8,700,000	11,236,782
North Carolina, State Revenue:
Series B, 5.00%, 5/1/2025	2,530,000	2,991,233
Series B, 5.00%, 5/1/2027	825,000	1,035,746
North Carolina, Turnpike Authority Revenue:
Zero Coupon, 1/1/2044	1,675,000	867,834
Zero Coupon, 1/1/2045	615,000	306,488
Raleigh, NC, Combined Enterprise System Revenue Series A, 4.00%, 3/1/2041	100,000	113,521
Wake, NC, General Obligation:
Series A, 5.00%, 3/1/2024	100,000	113,681
Series A, 5.00%, 3/1/2026	400,000	486,798
Wake, NC, Limited Obligation Revenue 5.00%, 9/1/2026	5,000,000	6,161,264
		64,151,272

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
OHIO — 2.6%
Cincinnati, OH, General Obligation Series A, 4.00%, 12/1/2023	$150,000	$164,719
Columbus, OH, General Obligation:
Series 1, 5.00%, 7/1/2025	165,000	196,482
Series 2017-1, 4.00%, 4/1/2023	1,270,000	1,366,801
Series A, 3.00%, 8/15/2023	555,000	591,574
Series A, 3.00%, 8/15/2031	350,000	374,751
Series A, 5.00%, 4/1/2025	5,000,000	5,903,512
Series A, 5.00%, 4/1/2030	5,000,000	6,446,951
Columbus, OH, Sewer Revenue 5.00%, 6/1/2030	100,000	121,209
Cuyahoga County, OH, General Obligation:
4.00%, 12/1/2035	2,785,000	3,124,111
5.00%, 12/1/2027	400,000	486,643
5.00%, 12/1/2028	300,000	363,965
5.00%, 12/1/2029	1,015,000	1,226,841
5.00%, 12/1/2037	600,000	715,859
Franklin County, OH, Sales Tax Revenue 5.00%, 6/1/2043	500,000	611,765
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2029	8,075,000	10,643,737
Michigan, State Finance Authority Revenue Series A, 4.00%, 9/1/2045	1,500,000	1,767,035
Northeast Ohio, Regional Sewer District Revenue:
3.25%, 11/15/2040	100,000	109,075
4.00%, 11/15/2043	250,000	287,501
5.00%, 11/15/2044	245,000	285,652
Ohio, State General Obligation:
5.00%, 11/1/2023	510,000	572,388
5.00%, 12/15/2026	835,000	1,017,438
5.00%, 2/1/2033	875,000	1,045,437
Series A, 4.00%, 6/15/2040	1,000,000	1,219,226
Series A, 5.00%, 9/1/2024	120,000	138,824
Series A, 5.00%, 9/15/2024	100,000	115,842
Series A, 5.00%, 12/1/2025	2,515,000	3,037,649
Series A, 5.00%, 3/15/2028	1,275,000	1,443,495
Series A, 5.00%, 3/15/2031	440,000	497,594
Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2033	$135,000	$152,586
Series A, 5.00%, 3/15/2035	200,000	225,865
Series B, 5.00%, 6/15/2027	200,000	211,670
Series B, 5.00%, 9/1/2032	175,000	191,144
Series B, 5.00%, 9/1/2034	170,000	185,683
Series B, 5.00%, 6/15/2035	200,000	211,670
Series C, 5.00%, 11/1/2030	140,000	164,531
Series C, 5.00%, 11/1/2033	400,000	468,679
Series S, 5.00%, 5/1/2021	245,000	245,872
Series T, 5.00%, 11/1/2028	400,000	497,926
Series T, 5.00%, 5/1/2031	250,000	309,782
Series V, 5.00%, 5/1/2024	500,000	571,603
Ohio, State Special Obligation:
Series A, 5.00%, 12/1/2038	5,000,000	6,235,234
Series C, 5.00%, 12/1/2028	230,000	282,388
Series C, 5.00%, 12/1/2030	165,000	200,953
Ohio, State Water Development Authority Revenue:
Series A, 5.00%, 6/1/2028	175,000	214,298
Series A, 5.00%, 12/1/2028	825,000	1,009,794
Ohio, State Water Development Authority, Water Pollution Control Revenue:
4.00%, 12/1/2038	5,000,000	6,038,184
5.00%, 6/1/2025	75,000	88,957
Ohio, Turnpike & Infrastructure Commission, Revenue:
Series A, 5.00%, 2/15/2026	720,000	871,124
Series A, 5.00%, 2/15/2028	350,000	432,626
Ohio, Water Development Authority Revenue:
5.00%, 6/1/2028	500,000	640,839
5.00%, 12/1/2037	625,000	806,387
5.00%, 12/1/2039	1,050,000	1,347,634
5.00%, 6/1/2044	3,235,000	4,104,019
Series A, 5.00%, 6/1/2029	8,500,000	11,093,439
Series B, 5.00%, 12/1/2033	115,000	140,838

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Ohio, Water Development Authority Water Pollution Control Loan Fund Revenue:
5.00%, 12/1/2038	$2,775,000	$3,570,146
5.00%, 12/1/2039	2,000,000	2,566,921
Series A, 5.00%, 12/1/2029	240,000	298,120
Series A, 5.00%, 12/1/2031	500,000	616,010
Series A, 5.00%, 12/1/2039	635,000	821,558
Series B, 5.00%, 6/1/2026	500,000	603,650
University of Cincinnati, Revenue Series A, 5.00%, 6/1/2044	275,000	331,662
		89,627,868
OKLAHOMA — 0.6%
Canadian County, OK, Educational Facilities Authority Revenue 3.00%, 9/1/2029	250,000	274,439
Oklahoma County, Independent School District, General Obligation Seres A, 2.50%, 7/1/2023	3,120,000	3,277,690
Oklahoma, Capital Improvement Authority, State Facilities Revenue:
4.00%, 7/1/2038	650,000	744,890
5.00%, 7/1/2027	160,000	195,161
Series 2020A, 5.00%, 7/1/2025	600,000	711,977
Series A, 5.00%, 7/1/2027	265,000	302,176
Oklahoma, Development Finance Authority Revenue Series D, 3.00%, 6/1/2046	145,000	150,522
Oklahoma, State Turnpike Authority Revenue:
Series A, 4.00%, 1/1/2033	260,000	294,678
Series C, 5.00%, 1/1/2037	125,000	150,523
Series E, 5.00%, 1/1/2029	700,000	855,510
Oklahoma, State University Revenue Series A, 5.00%, 9/1/2031	750,000	991,185
Oklahoma, State Water Resources Board Revenue 5.00%, 4/1/2021	115,000	115,000
Tulsa County, OK, Industrial Authority Revenue:
5.00%, 9/1/2022	60,000	64,040
5.00%, 9/1/2024	110,000	126,971
Tulsa, OK, Public Facilities Authority Revenue:
3.00%, 6/1/2026	325,000	353,841
Security Description	Principal Amount	Value
3.00%, 6/1/2027	$1,750,000	$1,890,082
5.00%, 6/1/2023	5,560,000	6,125,520
5.00%, 6/1/2025	2,710,000	3,199,563
		19,823,768
OREGON — 1.8%
Clackamas & Washington Counties, OR, School District No. 3, General Obligation 5.00%, 6/15/2029	200,000	237,676
Clackamas County, OR, School District No. 12, General Obligation:
5.00%, 6/15/2026	75,000	86,224
Series A, Zero Coupon, 6/15/2036	115,000	70,071
Series A, Zero Coupon, 6/15/2038	300,000	165,418
Series A, 0.01%, 6/15/2042	440,000	199,214
Series B, 5.00%, 6/15/2037	1,770,000	2,157,779
Linn & Benton Counties, OR, School District No. 8J Greater Albany, General Obligation:
5.00%, 6/15/2024	3,235,000	3,711,217
5.00%, 6/15/2037	100,000	121,245
Multnomah & Clackamas Counties, School District No 10JT Gresham-Barlow, General Obligation Series B, 5.00%, 6/15/2029	135,000	167,953
Multnomah County, School District No 1 Portland,General Obligation 3.00%, 6/15/2036	4,000,000	4,437,242
Ohio, State Special Obligation Series C, 5.00%, 12/1/2029	180,000	219,554
Oregon, State Department of Administration Services, Lottery Revenue:
Series C, 5.00%, 4/1/2025	220,000	259,180
Series C, 5.00%, 4/1/2026	510,000	600,163
Oregon, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 11/15/2037	1,000,000	1,309,824
Series A, 5.00%, 11/15/2039	5,000,000	6,437,317
Series C, 5.00%, 11/15/2025	170,000	204,512

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Oregon, State General Obligation:
5.00%, 5/1/2030	$2,470,000	$3,302,474
Series A, 5.00%, 5/1/2022	5,000,000	5,261,928
Series A, 5.00%, 5/1/2027	4,750,000	5,966,599
Series C, 5.00%, 8/1/2041	1,065,000	1,267,365
Series F, 5.00%, 5/1/2028	180,000	217,973
Series F, 5.00%, 5/1/2030	145,000	174,787
Series F, 5.00%, 5/1/2035	100,000	119,718
Series I, 5.00%, 8/1/2024	125,000	144,320
Series I, 5.00%, 8/1/2029	195,000	244,023
Series L, 5.00%, 8/1/2029	3,370,000	4,217,214
Series L, 5.00%, 8/1/2030	1,250,000	1,557,614
Series L, 5.00%, 8/1/2042	4,540,000	5,496,257
Oregon, State Health & Science University Revenue:
Series B, 4.00%, 7/1/2046	155,000	169,734
Series B, 5.00%, 7/1/2033	1,150,000	1,358,356
Series B, 5.00%, 7/1/2036	235,000	276,909
Series B, 5.00%, 7/1/2038	285,000	335,909
Portland Community College District, General Obligation:
5.00%, 6/15/2025	430,000	510,088
5.00%, 6/15/2027	1,440,000	1,756,269
5.00%, 6/15/2029	500,000	606,114
5.00%, 6/15/2030	660,000	798,574
5.00%, 6/15/2031	500,000	604,697
5.00%, 6/15/2032	500,000	604,131
5.00%, 6/15/2033	500,000	603,284
Portland, OR, Sewer System Revenue:
Series A, 2.50%, 6/15/2033	325,000	338,225
Series B, 5.00%, 6/15/2023	600,000	663,169
Salem-Keizer School District No 24J Series A, Zero Coupon, 6/15/2040	2,850,000	1,777,835
Tri-County Metropolitan Transportation District of Oregon Revenue:
3.00%, 9/1/2044	750,000	803,881
Series A, 5.00%, 9/1/2041	570,000	687,551
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation Series J, 5.00%, 6/15/2026	650,000	794,993
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation:
5.00%, 6/15/2027	120,000	137,958
Security Description	Principal Amount	Value
Series B, Zero Coupon, 6/15/2029	$200,000	$170,985
Series B, Zero Coupon, 6/15/2034	330,000	224,127
Series B, 0.01%, 6/15/2032	200,000	149,299
Washington County, OR, School District No. 1, General Obligation:
4.00%, 6/15/2039	1,920,000	2,297,545
5.00%, 6/15/2035	390,000	475,279
Yamhill County, OR, School District No. 40 McMinnville, General Obligation 4.00%, 6/15/2037	200,000	225,359
		64,725,132
PENNSYLVANIA — 1.5%
Abington, PA, School District Series A, 4.00%, 10/1/2035	535,000	616,819
Allegheny, PA, General Obligation:
4.00%, 11/1/2045	2,570,000	3,034,240
Series C-75, 5.00%, 11/1/2026	315,000	388,425
Bensalem Township School District, General Obligation 5.00%, 6/1/2028	135,000	151,456
Chester, PA, General Obligation Series A, 4.00%, 7/15/2029	185,000	215,169
Delaware, State Authority Revenue:
Series A, 3.75%, 10/1/2046	120,000	128,579
Series A, 5.00%, 10/1/2042	795,000	948,734
Luzerne, PA, General Obligation Series A, 5.00%, 11/15/2029 (d)	375,000	445,099
Pennsylvania Turnpike Commission Revenue:
Series A, 5.00%, 12/1/2028	105,000	129,499
Series A, 5.00%, 12/1/2030	160,000	196,284
Pennsylvania, State College Area School District, General Obligation 5.00%, 3/15/2040	280,000	322,387
Pennsylvania, State General Obligation:
4.00%, 2/1/2030	400,000	456,515
4.00%, 3/1/2038	4,085,000	4,690,770

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 3/1/2022	$500,000	$521,702
5.00%, 9/15/2022	2,500,000	2,671,862
5.00%, 3/15/2023	120,000	131,173
5.00%, 9/15/2023	600,000	669,541
5.00%, 1/1/2025	1,000,000	1,168,502
5.00%, 8/15/2025	275,000	328,023
5.00%, 9/15/2025	1,570,000	1,877,812
5.00%, 9/15/2026	1,975,000	2,431,580
5.00%, 1/1/2027	500,000	618,678
5.00%, 3/15/2028	270,000	316,123
5.00%, 9/15/2028	8,030,000	9,857,419
5.00%, 1/1/2024	725,000	817,689
Series 2020, 2.00%, 5/1/2039	1,475,000	1,459,763
Series REF, 5.00%, 1/15/2022	1,480,000	1,535,178
Series REF, 5.00%, 1/15/2025	1,250,000	1,462,498
Series REF, 5.00%, 1/15/2028	2,410,000	2,989,679
Series REF, 5.00%, 1/15/2029	910,000	1,123,550
Pennsylvania, State Higher Educational Facilities Authority Revenue:
5.00%, 9/1/2045	2,000,000	2,512,840
Series A, 4.00%, 8/15/2033	190,000	214,825
Series A, 4.00%, 8/15/2034	145,000	163,582
Series A, 4.00%, 8/15/2035	470,000	529,259
Series AQ, 5.00%, 6/15/2021	150,000	151,411
Series AT-1, 5.00%, 6/15/2024	200,000	228,548
Series AT-1, 5.00%, 6/15/2025	100,000	117,849
Series AT-1, 5.00%, 6/15/2030	100,000	118,263
Series B, 5.00%, 10/1/2025	200,000	240,152
Pennsylvania, State University, Revenue:
Series A, 5.00%, 9/1/2041	150,000	178,345
Series A, 5.00%, 9/1/2042	270,000	329,197
Series B, 4.00%, 9/1/2036	490,000	548,769
Pittsburgh Water & Sewer Authority Revenue Series B, 5.00%, 9/1/2032 (d)	2,540,000	3,454,626
State Public School Building Authority Revenue:
ETM5.00%, 12/1/2023	1,000,000	1,110,431
5.00%, 12/1/2029	610,000	744,528
		52,347,373
Security Description	Principal Amount	Value
RHODE ISLAND — 0.1%
Rhode Island Health & Educational Building Corp., Revenue:
Series A, 4.00%, 5/15/2028	$485,000	$553,845
Series A, 5.00%, 5/15/2027	270,000	327,917
Series A, 5.00%, 9/1/2029	500,000	626,947
Rhode Island, State & Providence Plantations, General Obligation:
Series B, 5.00%, 8/1/2031	1,195,000	1,485,194
Series C, 4.00%, 1/15/2033	1,500,000	1,791,862
Series D, 5.00%, 8/1/2021	135,000	137,126
Series D, 5.00%, 8/1/2024	250,000	288,101
		5,210,992
SOUTH CAROLINA — 0.3%
Aiken County, SC, Consolidated School District, General Obligation Series A, 5.00%, 3/1/2026	450,000	546,916
Charleston, SC, General Obligation Series C, 5.00%, 11/1/2024	350,000	407,512
Charlotte, NC, Water & Sewer System Revenue 5.00%, 1/1/2044	1,000,000	1,268,626
City of Columbia SC Waterworks & Sewer System Revenue 4.00%, 2/1/2044	2,750,000	3,158,330
Clemson University, SC, Revenue Series B, 4.00%, 5/1/2038	100,000	110,720
Lexington County, SC, School District No. 1, General Obligation 3.00%, 2/1/2038	1,975,000	2,157,674
Lexington County, SC, School District No. 2, General Obligation:
3.00%, 3/1/2038	125,000	132,715
Series C, 3.00%, 3/1/2038	325,000	348,951
South Carolina, General Obligation:
Series A, 4.00%, 4/1/2031	2,085,000	2,462,024
Series A, 5.00%, 4/1/2030	120,000	150,236
York, SC, General Obligation 5.00%, 4/1/2027	280,000	318,585
		11,062,289

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
TENNESSEE — 1.0%
City of Clarksville, TN, Water Sewer & Gas Revenue 5.00%, 2/1/2041	$2,075,000	$2,455,250
City of Knoxville TN Wastewater System Revenue Series A, 4.00%, 4/1/2034 (b)	4,000,000	5,042,737
Memphis, TN, General Obligation:
4.00%, 6/1/2032	2,320,000	2,668,827
4.00%, 6/1/2044	500,000	560,052
Series A, 5.00%, 4/1/2026	320,000	376,207
Metropolitan Government Nashville & Davidson County, TN, Electric Revenue:
Series A, 5.00%, 7/1/2042	540,000	660,690
Series B, 5.00%, 5/15/2026	345,000	421,334
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
3.00%, 1/1/2035	1,100,000	1,235,732
4.00%, 7/1/2028	360,000	428,515
4.00%, 7/1/2031	750,000	884,822
4.00%, 7/1/2033	1,130,000	1,331,480
5.00%, 7/1/2021	135,000	136,589
5.00%, 1/1/2024	105,000	118,547
5.00%, 7/1/2024	110,000	126,432
5.00%, 1/1/2025	535,000	625,583
5.00%, 1/1/2026	170,000	205,349
5.00%, 1/1/2027	100,000	122,285
5.00%, 7/1/2030	650,000	825,893
Series C, 5.00%, 7/1/2023	115,000	127,310
Shelby, TN, General Obligation:
Series A, 5.00%, 4/1/2021	200,000	200,000
Series A, 5.00%, 4/1/2025	285,000	336,128
Tennessee, State General Obligation:
5.00%, 2/1/2025	2,880,000	3,381,743
5.00%, 9/1/2027	5,005,000	6,350,719
Series A, 5.00%, 8/1/2022	150,000	159,606
Series A, 5.00%, 2/1/2026	160,000	194,290
Tennessee, State School Bond Authority Revenue:
Series A, 5.00%, 11/1/2034	3,610,000	4,461,697
Series A, 5.00%, 11/1/2035	520,000	641,176
Series A, 5.00%, 11/1/2037	435,000	533,585
Series B, 5.00%, 11/1/2022	100,000	107,613
Security Description	Principal Amount	Value
Series B, 5.00%, 11/1/2025	$105,000	$126,318
		34,846,509
TEXAS — 11.5%
Alamo, TX, Community College District, General Obligation:
5.00%, 8/15/2026	125,000	153,613
5.00%, 8/15/2027	575,000	725,518
5.00%, 8/15/2038	1,000,000	1,234,001
Alamo, TX, Regional Mobility Authority Revenue 5.00%, 6/15/2039	100,000	116,181
Aldine, TX, Independent School District, General Obligation:
5.00%, 2/15/2024 (d)	220,000	249,471
5.00%, 2/15/2026 (d)	150,000	175,474
5.00%, 2/15/2029 (d)	300,000	349,195
5.00%, 2/15/2030 (d)	215,000	264,973
Allen, TX, Independent School District, General Obligation 5.00%, 2/15/2027 (d)	320,000	387,508
Alvin, TX, Independent School District, General Obligation:
5.00%, 2/15/2027 (d)	345,000	416,861
Series A, 4.00%, 2/15/2039 (d)	255,000	285,781
Series A, 5.00%, 2/15/2030 (d)	165,000	198,316
Arlington, TX, Independent School District, General Obligation:
5.00%, 2/15/2028 (d)	3,000,000	3,830,135
5.00%, 2/15/2030 (d)	2,000,000	2,588,026
Series A, 5.00%, 2/15/2026 (d)	225,000	245,317
Series B, 5.00%, 2/15/2025 (d)	75,000	88,083
Austin, TX, Electric Utility System Revenue:
5.00%, 11/15/2033	250,000	306,586
5.00%, 11/15/2044	950,000	1,189,602
Series A, 5.00%, 11/15/2021	100,000	102,993
Series A, 5.00%, 11/15/2022	100,000	107,818
Series A, 5.00%, 11/15/2045	3,445,000	4,380,696
Austin, TX, General Obligation:
5.00%, 9/1/2021	115,000	117,284
5.00%, 9/1/2028	750,000	924,639
5.00%, 9/1/2034	420,000	484,645

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Austin, TX, Independent School District, General Obligation:
4.00%, 8/1/2033 (d)	$3,700,000	$4,388,402
4.00%, 8/1/2034 (d)	6,000,000	7,090,458
4.00%, 8/1/2035 (d)	2,000,000	2,433,730
5.00%, 8/1/2028 (d)	1,900,000	2,319,003
5.00%, 8/1/2028	540,000	696,490
Series B, 5.00%, 8/1/2031 (d)	125,000	152,129
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2027	265,000	337,161
Series A, ETM5.00%, 5/15/2022	210,000	221,157
Series A, 5.00%, 5/15/2026	300,000	360,600
Series C, 5.00%, 11/15/2045	605,000	778,528
Bexar County, TX, General Obligation:
4.00%, 6/15/2034	650,000	733,428
4.00%, 6/15/2039	5,000,000	5,863,352
4.00%, 6/15/2041	350,000	395,465
5.00%, 6/15/2026	705,000	859,573
5.00%, 6/15/2027	355,000	421,282
Bexar County, TX, Hospital District, General Obligation:
4.00%, 2/15/2036	300,000	338,774
4.00%, 2/15/2043	3,755,000	4,263,347
5.00%, 2/15/2026	140,000	169,012
5.00%, 2/15/2027	265,000	319,774
5.00%, 2/15/2029	130,000	155,905
5.00%, 2/15/2032	3,000,000	3,486,964
5.00%, 2/15/2034	680,000	829,072
5.00%, 2/15/2045	4,910,000	6,105,361
Birdville, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2025 (d)	250,000	293,085
Series B, 5.00%, 2/15/2028 (d)	200,000	232,880
Series B, 5.00%, 2/15/2030 (d)	550,000	639,962
City of San Antonio TX Electric & Gas Systems Revenue 4.00%, 2/1/2030	650,000	798,747
Clear Creek, TX, Independent School District, General Obligation:
5.00%, 2/15/2032 (d)	1,000,000	1,228,173
5.00%, 2/15/2034 (d)	1,000,000	1,222,400
Security Description	Principal Amount	Value
5.00%, 2/15/2037 (d)	$2,555,000	$3,104,106
5.00%, 2/15/2041 (d)	1,000,000	1,205,612
Cleburne, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2041 (d)	1,400,000	1,653,297
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2031	495,000	579,450
4.00%, 8/15/2032	280,000	326,344
4.00%, 8/15/2034	190,000	219,802
5.00%, 8/15/2025	390,000	465,196
5.00%, 8/15/2027	1,550,000	1,953,549
5.00%, 8/15/2030	2,500,000	3,290,938
Collin County, TX, Revenue 3.13%, 2/15/2035	720,000	786,224
Colorado River, TX, Municipal Water District Revenue 5.00%, 1/1/2025	500,000	582,427
Comal, TX, Independent School District, General Obligation Series B, 5.00%, 2/1/2024 (d)	395,000	447,142
Conroe, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (d)	350,000	410,907
Series A, 5.00%, 2/15/2025 (d)	205,000	240,674
Coppell, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (d)	1,000,000	1,243,288
Crowley, Independent School District, General Obligation:
Series B, 4.00%, 8/1/2037 (d)	140,000	160,795
Series B, 5.00%, 8/1/2036 (d)	100,000	119,122
Cypress-Fairbanks, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (d)	235,000	264,427
4.00%, 2/15/2041 (d)	100,000	111,821
5.00%, 2/15/2023 (d)	150,000	163,368
5.00%, 2/15/2028 (d)	435,000	506,333
5.00%, 2/15/2033 (d)	2,635,000	3,276,769
Series A-2- REM, 1.25%, 2/15/2036 (c) (d)	2,000,000	2,029,627

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Dallas county, TX, General Obligation:
5.00%, 8/15/2025	$100,000	$119,186
5.00%, 7/15/2027	610,000	749,998
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
5.00%, 8/15/2029	2,000,000	2,567,138
5.00%, 12/1/2033	5,000,000	6,479,862
5.00%, 12/1/2034	6,000,000	7,753,667
Series A, 5.00%, 12/1/2028	295,000	352,842
Series A, 5.00%, 12/1/2029	255,000	304,611
Series A, 5.00%, 12/1/2030	160,000	190,967
Series A, 5.00%, 12/1/2033	100,000	116,994
Series A, 5.00%, 12/1/2034	175,000	207,722
Series A, 5.00%, 12/1/2035	225,000	266,506
Series A, 5.00%, 12/1/2036	295,000	347,934
Series A, 5.00%, 12/1/2041	1,065,000	1,251,890
Dallas, TX, General Obligation:
5.00%, 2/15/2023	1,930,000	2,100,866
5.00%, 2/15/2030	275,000	318,499
5.00%, 2/15/2031	2,050,000	2,472,088
Series B, 3.00%, 2/15/2036	540,000	583,421
Dallas, TX, Independent School District, General Obligation:
3.00%, 2/15/2036 (d)	2,350,000	2,613,383
5.00%, 2/15/2026	600,000	727,863
Series A, 3.00%, 2/15/2036 (d)	345,000	365,085
Series A, 4.00%, 2/15/2030 (d)	2,965,000	3,320,359
Series A, 4.00%, 2/15/2031 (d)	255,000	284,943
Series A, 5.00%, 8/15/2024 (d)	210,000	242,714
Series A, 5.00%, 2/15/2026 (d)	1,045,000	1,222,467
Series B, VRN5.00%, 2/15/2036 (d)	60,000	62,509
Dallas, TX, Waterworks & Sewer System Revenue:
Series A, 5.00%, 10/1/2027	110,000	130,949
Series A, 5.00%, 10/1/2028	300,000	356,841
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2029	$100,000	$122,547
Series A, 5.00%, 10/1/2033	410,000	500,468
Series A, 5.00%, 10/1/2034	800,000	975,564
Series A, 5.00%, 10/1/2036	680,000	826,382
Denton, TX, Independent School District, General Obligation:
5.00%, 8/15/2025 (d)	290,000	339,371
5.00%, 8/15/2028 (d)	175,000	204,062
5.00%, 8/15/2029 (d)	500,000	602,018
5.00%, 8/15/2030 (d)	115,000	137,916
Series B, 5.00%, 8/15/2043 (d)	2,225,000	2,729,212
Eagle Mountain & Saginaw Independent School District 5.00%, 8/15/2030 (d)	125,000	150,704
El Paso, TX, General Obligation:
4.00%, 8/15/2042	210,000	234,092
Series A, 4.00%, 8/15/2034	1,000,000	1,202,469
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2026	165,000	187,314
Forney, TX, Independent School District, General Obligation 5.00%, 8/15/2029 (d)	125,000	147,795
Fort Bend County, TX, General Obligation:
Series B, 4.00%, 3/1/2029	150,000	172,228
Series B, 5.00%, 3/1/2026	250,000	292,986
Series B, 5.00%, 3/1/2028	520,000	626,391
Fort Bend, TX, Independent School District, General Obligation:
4.00%, 8/15/2032 (d)	275,000	323,457
5.00%, 8/15/2022 (d)	1,215,000	1,295,266
Fort Worth, TX, General Obligation:
5.00%, 3/1/2026	570,000	689,990
Series A, 5.00%, 3/1/2023	50,000	54,562
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2023 (d)	50,000	54,446
5.00%, 2/15/2025 (d)	195,000	229,016
Fort Worth, TX, Water & Sewer System Revenue:
5.00%, 2/15/2028	130,000	146,618
Series A, 5.00%, 2/15/2027	140,000	163,541

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Frisco, TX, General Obligation:
5.00%, 2/15/2024	$125,000	$141,745
Series A, 5.00%, 2/15/2024	150,000	170,094
Series A, 5.00%, 2/15/2026	260,000	305,682
Frisco, TX, Independent School District, General Obligation:
Series A, 4.00%, 8/15/2032 (d)	510,000	582,650
Series A, 5.00%, 8/15/2022 (d)	300,000	319,819
Galena Park, TX, Independent School District, General Obligation 4.00%, 8/15/2034 (d)	375,000	435,297
Garland, TX, Independent School District, General Obligation:
5.00%, 2/15/2029 (d)	1,000,000	1,160,661
5.00%, 2/15/2030 (d)	260,000	301,556
Georgetown, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2037 (d)	110,000	128,974
Grand Parkway, TX, Transportation Corp., Revenue:
Series A, 5.00%, 10/1/2031	1,000,000	1,251,527
Series A, 5.00%, 10/1/2043	1,300,000	1,593,743
Grand Prairie, TX, Independent School District, General Obligation 4.00%, 8/15/2030 (d)	100,000	113,583
Grapevine-Colleyville, TX, Independent School District, General Obligation 5.00%, 8/15/2031 (d)	500,000	594,262
Harris County, TX, Cultural Education Facilities Finance Corp., Revenue:
4.00%, 11/15/2036	395,000	444,205
4.00%, 11/15/2037	840,000	942,301
5.00%, 11/15/2025	275,000	328,332
Harris County, TX, Flood Control District Revenue:
Series A, 4.00%, 10/1/2035	900,000	1,046,703
Series A, 5.00%, 10/1/2023	2,125,000	2,377,154
Series A, 5.00%, 10/1/2027	285,000	338,849
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2029	$530,000	$670,837
Series A, 5.00%, 10/1/2030	1,000,000	1,260,847
Series A, 5.00%, 10/1/2032	455,000	570,401
Series A, 5.00%, 10/1/2033	250,000	312,425
Series A, 5.00%, 10/1/2034	500,000	624,042
Harris County, TX, Flood Control District, General Obligation 4.00%, 10/1/2045	3,250,000	3,851,763
Harris County, TX, General Obligation:
Series A, 5.00%, 10/1/2025	350,000	419,575
Series A, 5.00%, 8/15/2027	500,000	609,439
Series A, 5.00%, 10/1/2027	530,000	634,313
Series A, 5.00%, 10/1/2028	720,000	859,588
Series A, 5.00%, 8/15/2031	610,000	737,102
Series A, 5.00%, 10/1/2034	440,000	506,357
Series A, 5.00%, 10/1/2035	155,000	184,217
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2026	150,000	174,623
5.00%, 11/1/2028	120,000	139,254
Series A, 5.00%, 11/1/2026	380,000	469,278
Series A, 5.00%, 11/1/2027	525,000	650,615
Series A, 5.00%, 11/1/2028	200,000	247,853
Series A, 5.00%, 11/1/2029	300,000	370,668
Series B, 5.00%, 11/1/2024	225,000	261,623
Harris County, TX, Revenue:
5.00%, 8/15/2025	275,000	328,023
Series A, 5.00%, 8/15/2024	375,000	433,009
Series A, 5.00%, 8/15/2026	185,000	227,348
Series A, 5.00%, 8/15/2030	480,000	580,573
Series A, 5.00%, 8/15/2032	540,000	651,889

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/15/2035	$490,000	$588,127
Series A, 5.00%, 8/15/2036	270,000	323,293
Harris County, TX, Toll Road Authority Revenue:
4.00%, 8/15/2045	1,500,000	1,763,167
Series A, 4.00%, 8/15/2037	300,000	347,604
Series A, 5.00%, 8/15/2022	195,000	207,965
Series A, 5.00%, 8/15/2032	1,635,000	2,040,329
Hidalgo, TX, General Obligation Series A, 5.00%, 8/15/2036	645,000	797,308
Houston of Harris County, TX, Port Authority General Obligation:
Series A, 5.00%, 10/1/2022	255,000	273,108
Series A-2, 5.00%, 10/1/2024	500,000	579,354
Series A-2, 5.00%, 10/1/2032	800,000	1,064,352
Houston, TX, Combined Utility System Revenue:
Series B, 4.00%, 11/15/2037	250,000	285,838
Series B, 5.00%, 11/15/2025	200,000	240,602
Series B, 5.00%, 11/15/2026	300,000	371,429
Series B, 5.00%, 11/15/2032	275,000	336,907
Series B, 5.00%, 11/15/2036	555,000	674,171
Series D, 5.00%, 11/15/2028	130,000	150,242
Houston, TX, General Obligation:
Series A, 4.00%, 3/1/2035	765,000	864,368
Series A, 4.00%, 3/1/2036	395,000	444,826
Series A, 5.00%, 3/1/2022	185,000	193,134
Series A, 5.00%, 3/1/2024	1,300,000	1,476,227
Series A, 5.00%, 3/1/2025	925,000	1,086,011
Series A, 5.00%, 3/1/2026	780,000	944,196
Series A, 5.00%, 3/1/2029	720,000	909,428
Series A, 5.00%, 3/1/2030	695,000	846,075
Series A, 5.00%, 3/1/2031	100,000	119,639
Houston, TX, House Utility System Revenue 5.00%, 11/15/2038	555,000	701,897
Security Description	Principal Amount	Value
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (d)	$100,000	$104,199
5.00%, 2/15/2025 (d)	3,100,000	3,643,369
5.00%, 2/15/2031	500,000	614,987
5.00%, 2/15/2035 (d)	2,500,000	3,064,838
5.00%, 2/15/2042 (d)	315,000	380,558
Series A, 4.00%, 2/15/2033 (d)	700,000	797,928
Series A, 4.00%, 2/15/2040 (d)	130,000	145,238
Series A, 5.00%, 2/15/2022 (d)	390,000	406,375
Series A, 5.00%, 2/15/2027 (d)	555,000	668,534
Series A, 5.00%, 2/15/2030 (d)	395,000	472,667
Series A, 5.00%, 2/15/2031 (d)	445,000	531,561
Humble, TX, Independent School District, General Obligation:
Series A, 5.50%, 2/15/2025 (d)	110,000	131,292
Series B, 5.00%, 2/15/2022 (d)	580,000	604,404
Hurst-Euless-Bedford, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2028	140,000	176,232
Hutto, TX, General Obligation 4.00%, 8/1/2043	250,000	278,016
Irving Independent, CA, School District, General Obligation Series A, 5.00%, 2/15/2023 (d)	175,000	190,768
Judson, TX, Independent School District, General Obligation:
4.00%, 2/1/2041 (d)	300,000	333,773
5.00%, 2/1/2025 (d)	225,000	263,544
Katy, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (d)	185,000	213,184
5.00%, 2/15/2042 (d)	230,000	277,435
5.00%, 2/15/2043 (d)	1,285,000	1,585,391
Series D, 5.00%, 2/15/2024 (d)	3,065,000	3,478,406
Series D, 5.00%, 2/15/2025 (d)	405,000	475,648

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Keller, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2027 (d)	$145,000	$174,894
Klein, TX, Independent School District, General Obligation 4.00%, 8/1/2046 (d)	100,000	113,214
Lake Travis, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2043 (d)	5,095,000	6,068,942
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2022 (d)	110,000	114,628
Las Vegas Valley, NV, Water District, General Obligation Series A, , 8/16/2044 (d)	100,000	45,082
Leander, TX, Independent School District, General Obligation:
2.50%, 8/15/2040 (c) (d)	100,000	100,231
Series A, 5.00%, 8/15/2026 (d)	640,000	762,483
Series D, Zero Coupon, 8/15/2024 (d)	130,000	127,772
Lewisville, TX, Independent School District, General Obligation:
3.25%, 8/15/2036 (d)	100,000	107,813
5.00%, 8/15/2023 (d)	300,000	333,895
5.00%, 8/15/2024 (d)	135,000	156,031
5.00%, 8/15/2026 (d)	300,000	369,206
Series A, 4.00%, 8/15/2026 (d)	180,000	206,703
Series A, 4.00%, 8/15/2027 (d)	110,000	125,909
Series A, 5.00%, 8/15/2021 (d)	105,000	106,857
Series A, 5.00%, 8/15/2022 (d)	560,000	596,995
Series B, 5.00%, 8/15/2028	525,000	621,983
Little Elm, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (d)	3,000,000	3,682,780
Lone Star, TX, College System, General Obligation 5.00%, 2/15/2033	400,000	475,498
Lubbock, TX, General Obligation:
5.00%, 2/15/2022	160,000	166,675
5.00%, 2/15/2025	2,575,000	3,016,614
Security Description	Principal Amount	Value
5.00%, 2/15/2029	$100,000	$129,353
Montgomery Independent School District 5.00%, 2/15/2028 (d)	245,000	284,972
Montgomery, MD, State General Obligation 5.00%, 3/1/2028	415,000	500,576
Montgomery, TX, State General Obligation Series A, 4.00%, 3/1/2042	405,000	446,556
North East, TX, Independent School District, General Obligation 5.00%, 8/1/2043 (d)	5,000,000	6,029,015
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	135,000	156,077
5.00%, 9/1/2027	200,000	237,948
Northwest, TX, Independent School District, General Obligation:
5.00%, 2/15/2029 (d)	275,000	323,071
5.00%, 2/15/2042 (d)	380,000	451,723
Series A, 5.00%, 2/15/2025 (d)	55,000	64,548
Series B, Permanent School Fund Guaranteed5.00%, 2/15/2023 (d)	230,000	250,543
Series B, 5.00%, 2/15/2026 (d)	260,000	306,999
Pearland, TX, Independent School District, General Obligation 5.00%, 2/15/2030 (d)	1,190,000	1,431,538
Plano, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2028 (d)	200,000	242,086
Series A, 5.00%, 2/15/2029 (d)	500,000	602,549
Round Rock, TX, Independent School District, General Obligation:
5.00%, 8/1/2026	150,000	184,311
Series A, 5.00%, 8/1/2025 (d)	7,310,000	8,718,734
San Antonio, TX, Electric & Gas Revenue:
ETM5.00%, 2/1/2024	280,000	316,385
ETM5.00%, 2/1/2025	125,000	146,207
5.00%, 2/1/2026	2,645,000	3,196,395
5.00%, 2/1/2027	375,000	458,769
5.00%, 2/1/2028	515,000	626,722
5.00%, 2/1/2041	260,000	315,062

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/1/2042	$260,000	$314,191
San Antonio, TX, General Obligation:
3.00%, 8/1/2034	1,000,000	1,116,808
5.00%, 2/1/2027	925,000	1,083,841
5.00%, 8/1/2037	320,000	402,916
San Antonio, TX, Independent School District, General Obligation:
4.00%, 8/15/2034 (d)	500,000	592,435
5.00%, 2/15/2027 (d)	510,000	598,535
5.00%, 8/15/2029 (d)	5,000,000	6,434,226
5.00%, 8/15/2043 (d)	620,000	719,164
San Antonio, TX, Water System Revenue:
Series A, 5.00%, 5/15/2026	2,550,000	3,104,156
Series A, 5.00%, 5/15/2029	210,000	254,576
Series A, 5.00%, 5/15/2030	500,000	605,016
Series C, 4.00%, 5/15/2037	130,000	147,506
Series C, 5.00%, 5/15/2026	200,000	243,463
Series C, 5.00%, 5/15/2030	160,000	196,708
San Jacinto, TX, Community College District, General Obligation Series A, 4.00%, 2/15/2041	515,000	577,681
Schertz-Cibolo-Universal City Independent School District, General Obligation 4.00%, 2/1/2036 (d)	110,000	119,290
Sherman, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2041 (d)	550,000	673,834
Socorro Independent School District, General Obligation:
4.00%, 8/15/2045 (d)	2,195,000	2,590,440
Series B, 5.00%, 8/15/2037 (d)	880,000	1,088,896
Spring Independent School District, General Obligation:
5.00%, 8/15/2022 (d)	200,000	213,212
5.00%, 8/15/2025 (d)	280,000	334,121
5.00%, 8/15/2026 (d)	550,000	654,211
Tarrant, TX, County College District:
2.00%, 8/15/2036	1,700,000	1,708,970
Security Description	Principal Amount	Value
4.00%, 8/15/2033	$5,000,000	$6,123,366
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2024	240,000	273,059
5.00%, 3/1/2025	250,000	294,687
5.00%, 3/1/2026	580,000	682,931
Texas Public Finance Authority Revenue:
4.00%, 2/1/2035	1,800,000	2,140,076
4.00%, 2/1/2039	2,000,000	2,354,825
Texas, State A&M University Revenue:
Series C, 5.00%, 5/15/2025	220,000	260,547
Series E, 5.00%, 5/15/2027	160,000	200,526
Texas, State General Obligation:
5.00%, 10/1/2023	275,000	307,778
5.00%, 4/1/2024	835,000	951,946
5.00%, 4/1/2025	685,000	808,483
5.00%, 8/1/2025	850,000	863,338
5.00%, 4/1/2026	1,260,000	1,510,753
5.00%, 4/1/2028	160,000	182,462
5.00%, 4/1/2043	1,450,000	1,725,899
Series A, 4.00%, 10/1/2033	130,000	150,685
Series A, 5.00%, 4/1/2023	375,000	411,184
Series A, 5.00%, 10/1/2024	165,000	191,499
Series A, 5.00%, 4/1/2025	160,000	188,843
Series A, 5.00%, 4/1/2026	100,000	121,909
Series A, 5.00%, 10/1/2026	400,000	472,665
Series A, 5.00%, 10/1/2027	280,000	335,247
Series A, 5.00%, 10/1/2028	445,000	514,283
Series A, 5.00%, 4/1/2029	100,000	121,140
Series A, 5.00%, 10/1/2030	105,000	131,411
Series A, 5.00%, 10/1/2032	200,000	249,017
Series A, 5.00%, 4/1/2033	1,025,000	1,234,973
Series A, 5.00%, 4/1/2044	500,000	594,870
Series B, 5.00%, 10/1/2029	100,000	125,637
Series B, 5.00%, 10/1/2033	360,000	446,827
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2023	240,000	268,606
5.00%, 10/1/2024	265,000	307,859
Series A, 5.00%, 10/1/2024	545,000	633,144

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2025	$635,000	$763,108
Series A, 5.00%, 10/1/2026	275,000	339,836
Series A, 5.00%, 4/1/2033	260,000	296,501
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2022	250,000	261,439
Series A, 5.00%, 3/15/2023	200,000	218,621
Series A, 5.00%, 3/15/2025	880,000	1,033,715
Series A, 5.00%, 3/15/2026	735,000	879,672
Series A, 5.00%, 3/15/2028	1,245,000	1,548,658
Series A, 5.00%, 3/15/2029	140,000	172,938
Series A, 5.00%, 3/15/2030	2,335,000	2,865,583
Series A, 5.00%, 3/15/2031	3,395,000	4,150,158
Series A, 5.00%, 3/15/2033	500,000	609,178
Texas, State Water Development Board Revenue:
3.00%, 10/15/2035	2,650,000	2,962,963
4.00%, 10/15/2031	640,000	751,323
4.00%, 8/1/2035	965,000	1,181,795
4.00%, 8/1/2036	150,000	175,336
4.00%, 10/15/2036	4,425,000	5,205,507
4.00%, 10/15/2043	1,225,000	1,438,934
4.00%, 10/15/2044	1,440,000	1,699,526
4.00%, 10/15/2045	500,000	594,283
5.00%, 4/15/2024	220,000	251,096
5.00%, 8/1/2025	2,150,000	2,565,352
5.00%, 4/15/2026	135,000	164,766
5.00%, 4/15/2027	2,990,000	3,735,830
5.00%, 4/15/2029	840,000	1,068,896
5.00%, 4/15/2031	770,000	1,008,915
5.00%, 8/1/2033	3,000,000	3,890,598
5.00%, 10/15/2041	4,820,000	5,831,522
5.00%, 10/15/2043	5,205,000	6,437,483
Series A, 4.00%, 10/15/2037	180,000	212,286
Series A, 4.00%, 10/15/2040	115,000	129,753
Series A, 4.00%, 10/15/2052	125,000	143,237
Series A, 5.00%, 4/15/2021	100,000	100,136
Series A, 5.00%, 4/15/2026	135,000	163,320
Series A, 5.00%, 4/15/2027	120,000	150,398
Security Description	Principal Amount	Value
Series A, 5.00%, 10/15/2029	$645,000	$773,229
Series A, 5.00%, 10/15/2031	575,000	686,466
Series A, 5.00%, 10/15/2040	600,000	710,121
Series B, 5.00%, 10/15/2032	5,570,000	7,129,989
Series B, 5.00%, 10/15/2038	2,020,000	2,554,615
Tomball, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (d)	115,000	135,061
Travis County of TX General Obligation Series A, 5.00%, 3/1/2027	600,000	728,896
Travis County, TX, General Obligation Series A, 5.00%, 3/1/2023	120,000	130,925
Trinity, TX, River Authority Central Regional Wastewater System Revenue:
5.00%, 8/1/2024	295,000	340,065
5.00%, 8/1/2025	335,000	399,083
5.00%, 8/1/2028	845,000	1,090,570
5.00%, 8/1/2029	4,115,000	5,181,214
5.00%, 8/1/2030	100,000	125,446
5.00%, 8/1/2037	595,000	734,653
University of Houston, Revenue:
Series A, 3.00%, 2/15/2044	5,530,000	5,937,045
Series A, 4.00%, 2/15/2025	265,000	300,437
Series A, 5.00%, 2/15/2025	380,000	445,330
Series A, 5.00%, 2/15/2030	175,000	208,521
Series C, 4.00%, 2/15/2039	1,025,000	1,138,503
Series C, 5.00%, 2/15/2027	900,000	1,085,102
University of North Texas Revenue:
Series A, 5.00%, 4/15/2025	200,000	235,401
Series A, 5.00%, 4/15/2027	1,250,000	1,558,286
Series A, 5.00%, 4/15/2029	285,000	351,258
Series A, 5.00%, 4/15/2030	120,000	147,337
Series A, 5.00%, 4/15/2031	115,000	140,661

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
University of Texas, Permanent University Fund Revenue:
Series A, 5.00%, 7/1/2030	$120,000	$141,510
Series A, 5.00%, 7/1/2032	120,000	140,796
Series A, 5.25%, 7/1/2029	85,000	101,437
Series A, 5.50%, 7/1/2025	180,000	217,865
Series A, 5.50%, 7/1/2026	125,000	150,769
Series A-BOARD OF REGENTS, 3.00%, 7/1/2031	375,000	412,167
Series B, 4.00%, 7/1/2034	300,000	340,182
Series B, 5.00%, 7/1/2021	150,000	151,751
Series B, 5.00%, 7/1/2024	175,000	201,142
Series B, 5.00%, 7/1/2027	60,000	68,753
University of Texas, Revenue:
Series A, 5.00%, 8/15/2040	1,825,000	2,616,082
Series B, 2.50%, 8/15/2036 (c)	535,000	537,555
Series B, 2.50%, 8/15/2046 (c)	455,000	457,026
Series B, 4.00%, 8/15/2036	350,000	399,858
Series B, 5.00%, 8/15/2027	405,000	465,301
Series C, 3.00%, 8/15/2035	470,000	481,574
Series C, 5.00%, 8/15/2031	1,665,000	2,274,715
Series E, 5.00%, 8/15/2026	140,000	172,047
Series E, 5.00%, 8/15/2027	100,000	126,177
Series H, 5.00%, 8/15/2022	820,000	874,288
Series I, 5.00%, 8/15/2024	3,055,000	3,524,252
Series J, 5.00%, 8/15/2024	315,000	363,384
Series J, 5.00%, 8/15/2025	260,000	310,131
Series J, 5.00%, 8/15/2026	200,000	245,781
Series J, 5.00%, 8/15/2027	425,000	519,523
Via, TX, Metropolitan Transit Revenue:
5.00%, 7/15/2025	180,000	212,525
5.00%, 7/15/2026	280,000	340,518
5.00%, 7/15/2028	505,000	616,044
Waco, TX, General Obligation:
5.00%, 2/1/2023	145,000	157,709
5.00%, 2/1/2024	125,000	141,349
Security Description	Principal Amount	Value
Waller, TX, Consolidated Independent School District:
3.00%, 2/15/2039 (d)	$4,000,000	$4,418,568
4.00%, 2/15/2044 (d)	2,000,000	2,357,839
		402,597,119
UTAH — 0.5%
Alpine, UT, School District, General Obligation 5.00%, 3/15/2024	100,000	113,720
Central Utah, Water Conservancy District Revenue:
Series B, 4.00%, 10/1/2036	530,000	619,342
Series B, 5.00%, 10/1/2027	145,000	183,841
University of Texas, Revenue 5.00%, 8/1/2044	1,785,000	2,185,933
University of Utah, Revenue:
Series A, 5.00%, 8/1/2030	2,365,000	2,942,082
Series B-1, 5.00%, 8/1/2023	170,000	188,913
Series B-1, 5.00%, 8/1/2028	600,000	753,738
Utah, State General Obligation:
5.00%, 7/1/2023	145,000	160,660
5.00%, 7/1/2026	3,080,000	3,789,787
5.00%, 7/1/2027	360,000	447,195
5.00%, 7/1/2029	1,655,000	2,155,392
5.00%, 7/1/2031	655,000	842,957
Utah, State Transit Authority, Sales Tax Revenue:
5.00%, 12/15/2033	1,585,000	1,973,555
Series A, 5.00%, 6/15/2028	160,000	187,978
		16,545,093
VIRGINIA — 2.5%
Arlington County, VA, General Obligation:
5.00%, 8/15/2021	250,000	254,431
5.00%, 8/15/2032	4,690,000	5,971,541
Series B, 5.00%, 8/15/2027	165,000	203,849
Chesterfield County, Economic Development Authority Revenue 2.00%, 4/1/2041	525,000	509,331
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2027	500,000	583,131
Series A, 4.00%, 10/1/2036	305,000	352,221

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2025	$185,000	$215,061
Series A, 5.00%, 10/1/2032	100,000	121,759
Series A, 5.00%, 10/1/2033	750,000	990,358
Series B, 5.00%, 10/1/2025	200,000	238,547
Fairfax County, VA, Sewer Revenue Series A, 3.50%, 7/15/2036	3,500,000	3,879,411
Fairfax County, VA, Water Authority Revenue 5.00%, 4/1/2041	675,000	820,399
Hampton Roads, VA, Sanitation District, Wastewater Revenue:
Series A, 3.00%, 8/1/2035	250,000	264,133
Series A, 3.00%, 8/1/2036	250,000	263,516
Hampton Roads, VA, Transportation Accountability Commission Revenue:
Series A, 4.00%, 7/1/2045	5,000,000	5,798,878
Series A, 5.00%, 7/1/2033	1,000,000	1,243,758
Series A, 5.00%, 7/1/2036	1,000,000	1,233,467
Series A, 5.00%, 7/1/2038	650,000	797,774
Series A, 5.00%, 7/1/2042	2,495,000	3,036,056
Richmond, VA, General Obligation:
Series A, 5.00%, 7/15/2022	1,735,000	1,843,300
Series B, 5.00%, 7/15/2022	2,000,000	2,124,841
Richmond, VA, Public Utility Revenue 4.00%, 1/15/2036	300,000	338,142
University of Virginia, Revenue:
Series A, 5.00%, 4/1/2042	500,000	601,938
Series B, 5.00%, 4/1/2044	5,000,000	6,017,897
Virginia, Commonwealth Transportation Board Revenue:
3.00%, 5/15/2037	1,515,000	1,648,858
3.00%, 5/15/2041	300,000	315,249
3.25%, 5/15/2043	1,100,000	1,196,382
4.00%, 5/15/2038	3,680,000	4,194,540
5.00%, 3/15/2022	150,000	156,893
5.00%, 9/15/2022	500,000	534,901
5.00%, 9/15/2023	1,800,000	2,008,623
5.00%, 3/15/2025	2,875,000	3,385,833
5.00%, 9/15/2027	2,425,000	2,988,531
5.00%, 9/15/2028	250,000	307,194
5.00%, 3/15/2032	130,000	161,747
Security Description	Principal Amount	Value
Series A, 5.00%, 5/15/2022	$500,000	$526,969
Series A, 5.00%, 5/15/2029	4,695,000	5,933,151
Series A, 5.00%, 5/15/2031	1,260,000	1,580,581
Virginia, State College Building Authority, Educational Facilities Revenue:
4.00%, 2/1/2040	680,000	809,397
5.00%, 2/1/2024	320,000	362,145
5.00%, 2/1/2025	155,000	181,681
5.00%, 2/1/2031	3,410,000	4,181,176
Series A, 5.00%, 2/1/2022	110,000	114,410
Series A, 5.00%, 2/1/2023	150,000	163,204
Series A, 5.00%, 9/1/2028	1,835,000	2,247,071
Series B, 5.00%, 2/1/2022	100,000	104,009
Series D, 5.00%, 2/1/2023	250,000	272,007
Series D, 5.00%, 2/1/2024	210,000	237,658
Virginia, State General Obligation:
Series B, 5.00%, 6/1/2022	710,000	749,741
Series B, 5.00%, 6/1/2026	900,000	1,103,134
Virginia, State Public Building Authority Revenue:
4.00%, 8/1/2038	750,000	907,462
4.00%, 8/1/2040	810,000	974,690
5.00%, 8/1/2028	2,000,000	2,581,231
5.00%, 8/1/2031	700,000	912,431
Series A, 3.00%, 8/1/2032	210,000	226,280
Series A, 4.00%, 8/1/2034	820,000	986,814
Series A, 4.00%, 8/1/2035	260,000	312,055
Series A, 5.00%, 8/1/2025	100,000	119,271
Series A, 5.00%, 8/1/2029	150,000	187,919
Series B, 5.00%, 8/1/2022	150,000	159,668
Series B, 5.00%, 8/1/2027	2,500,000	3,156,739
Series B, 5.00%, 8/1/2028	755,000	974,415
Series B, 5.00%, 8/1/2030	1,500,000	2,004,959
Virginia, State Public School Authority Revenue 5.00%, 8/1/2025	175,000	208,808
Virginia, State Resource Authority Infrastructure Revenue:
5.00%, 10/1/2026	250,000	300,807
5.00%, 10/1/2027	515,000	617,628
5.00%, 11/1/2045	160,000	190,231
Series B, 5.00%, 11/1/2023	20,000	20,562
		88,010,794

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
WASHINGTON — 3.9%
Auburn, WA, School District No 408 of King & Pierce Counties, General Obligation:
3.00%, 12/1/2037	$525,000	$586,821
3.00%, 12/1/2038	615,000	685,144
3.00%, 12/1/2040	1,345,000	1,489,706
5.00%, 12/1/2029	150,000	188,633
Central Puget Sound, WA, Regional Transit Authority Revenue:
Series S-1, 5.00%, 11/1/2025	345,000	414,409
Series S-1, 5.00%, 11/1/2027	85,000	101,704
Series S-1, 5.00%, 11/1/2030	385,000	457,594
Series S-1, 5.00%, 11/1/2035	440,000	532,250
Energy Northwest, WA, Electric Revenue:
5.00%, 7/1/2023	5,000,000	5,535,229
5.00%, 7/1/2025	180,000	213,926
5.00%, 7/1/2026	535,000	634,599
5.00%, 7/1/2028	145,000	186,804
5.00%, 7/1/2030	625,000	835,298
5.00%, 7/1/2035	3,575,000	4,681,364
5.00%, 7/1/2038	1,200,000	1,524,686
5.00%, 7/1/2039	1,875,000	2,423,485
Series A, 5.00%, 7/1/2023	4,050,000	4,483,536
Series A, 5.00%, 7/1/2025	205,000	243,638
Series A, 5.00%, 7/1/2026	2,430,000	2,457,674
Series A, 5.00%, 7/1/2027	1,165,000	1,421,954
Series A, 5.00%, 7/1/2028	1,160,000	1,337,546
Series A, 5.00%, 7/1/2033	545,000	671,676
Series A, 5.00%, 7/1/2036	1,370,000	1,751,022
Series C, 5.00%, 7/1/2027	125,000	143,062
Series C, 5.00%, 7/1/2030	290,000	369,633
Series C-PROJ 1 ELEC REV, 5.00%, 7/1/2025	180,000	213,926
Series C-PROJECT 3 ELEC REV, 5.00%, 7/1/2026	465,000	551,567
King & Snohomish Counties School District No. 417 Northshore, General Obligation:
5.00%, 12/1/2035	3,000,000	3,736,513
5.00%, 12/1/2036	3,000,000	3,725,434
King County, School District No. 401 Highline, General Obligation:
3.13%, 12/1/2032	470,000	508,643
4.00%, 12/1/2035	1,300,000	1,480,555
Security Description	Principal Amount	Value
King County, School District No. 405 Bellevue, General Obligation:
5.00%, 12/1/2026	$130,000	$161,233
5.00%, 12/1/2029	300,000	369,825
King County, School District No. 411 Issaquah, General Obligation:
3.00%, 12/1/2030	775,000	853,491
5.00%, 12/1/2028	100,000	123,275
5.00%, 12/1/2031	100,000	124,656
5.00%, 12/1/2032	300,000	372,741
King County, School District No. 414, Lake Washington, General Obligation:
4.00%, 12/1/2026	110,000	128,504
4.00%, 12/1/2030	2,500,000	2,871,787
5.00%, 12/1/2022	1,040,000	1,123,369
5.00%, 12/1/2030	2,665,000	3,285,403
5.00%, 12/1/2031	2,035,000	2,500,357
King County, WA, General Obligation:
5.00%, 7/1/2025	170,000	198,366
5.00%, 7/1/2027	160,000	186,960
5.00%, 7/1/2029	560,000	651,639
5.00%, 7/1/2031	225,000	260,189
Series E, 5.00%, 12/1/2028	225,000	270,491
Series E, 5.00%, 12/1/2029	305,000	365,733
King County, WA, Sewer Revenue:
5.00%, 7/1/2042	200,000	240,310
Series A, 4.00%, 7/1/2035	1,765,000	1,993,313
Series B, 5.00%, 7/1/2027	125,000	143,019
Series B, 5.00%, 7/1/2041	100,000	119,499
Pierce County, School District No. 10 Tacoma, General Obligation:
5.00%, 12/1/2027	120,000	143,712
5.00%, 12/1/2034	100,000	116,795
5.00%, 12/1/2039	180,000	216,858
Pierce County, School District No. 3 Puyallup, General Obligation:
5.00%, 12/1/2030	495,000	610,234
5.00%, 12/1/2031	4,750,000	6,151,660
5.00%, 12/1/2032	5,850,000	7,546,622
Seattle, WA, Drainage & Wastewater Revenue:
4.00%, 7/1/2036	200,000	230,804
4.00%, 4/1/2041	200,000	220,954
Seattle, WA, General Obligation:
5.00%, 6/1/2026	100,000	114,665
5.00%, 1/1/2038	2,040,000	2,452,660

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2023	$100,000	$110,377
Series A, 5.00%, 6/1/2024	225,000	258,074
Seattle, WA, Water System Revenue:
5.00%, 5/1/2024	100,000	114,254
5.00%, 8/1/2030	200,000	243,789
Tacoma, WA, General Obligation:
Series A, 5.00%, 12/1/2031	295,000	361,645
Series A, 5.00%, 12/1/2032	360,000	440,885
University of Washington, Revenue:
Series A, 4.00%, 12/1/2041	300,000	339,268
Series C, 5.00%, 4/1/2032	750,000	987,613
Series C, 5.00%, 4/1/2034	745,000	972,923
Washington, State General Obligation:
5.00%, 8/1/2022	6,125,000	6,519,770
5.00%, 8/1/2023	100,000	111,175
5.00%, 6/1/2029	650,000	853,750
5.00%, 2/1/2030	4,000,000	5,303,401
5.00%, 8/1/2030	500,000	607,932
5.00%, 8/1/2033	255,000	316,362
5.00%, 6/1/2034	1,840,000	2,411,709
5.00%, 8/1/2034	1,000,000	1,238,818
5.00%, 6/1/2035	925,000	1,209,209
5.00%, 2/1/2036	1,500,000	1,940,599
5.00%, 8/1/2040	2,410,000	2,888,527
5.00%, 2/1/2042	2,000,000	2,430,763
5.00%, 8/1/2044	5,725,000	7,295,504
Series 2016A, 5.00%, 7/1/2024	165,000	189,937
Series 2017-A, 5.00%, 8/1/2041	2,700,000	3,228,398
Series A, 5.00%, 8/1/2027	225,000	266,321
Series A, 5.00%, 8/1/2031	330,000	400,468
Series A, 5.00%, 8/1/2034	300,000	362,153
Series A, 5.00%, 8/1/2035	1,245,000	1,514,083
Series A, 5.00%, 8/1/2037	310,000	382,760
Series A, 5.00%, 8/1/2041	1,645,000	2,023,509
Series A-1, 5.00%, 8/1/2033	120,000	142,107
Series A-1, 5.00%, 8/1/2034	300,000	355,127
Series A-1, 5.00%, 8/1/2036	550,000	650,808
Series A-1, 5.00%, 8/1/2040	300,000	353,442
Series B, 4.00%, 8/1/2026	675,000	794,507
Series B, 5.00%, 7/1/2024	115,000	132,380
Series B, 5.00%, 2/1/2029	135,000	157,567
Series B, 5.00%, 7/1/2029	530,000	634,160
Series B, 5.00%, 7/1/2031	355,000	423,124
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2033	$285,000	$338,377
Series B, 5.00%, 2/1/2037	500,000	581,310
Series C, 5.00%, 2/1/2023	100,000	108,861
Series C, 5.00%, 2/1/2032	105,000	125,288
Series C, 5.00%, 2/1/2035	450,000	523,365
Series D, 5.00%, 2/1/2029	250,000	300,006
Series D, 5.00%, 2/1/2037	100,000	118,594
Series D, 5.00%, 2/1/2041	850,000	1,031,711
Series R, 5.00%, 7/1/2026	120,000	140,123
Series R-2015, 4.00%, 7/1/2026	450,000	499,102
Series R-2015-D, 5.00%, 7/1/2027	335,000	390,091
Series R-2015E, 5.00%, 7/1/2021	125,000	126,469
Series R-2015E, 5.00%, 7/1/2024	175,000	201,448
Series R-2015E, 5.00%, 7/1/2025	315,000	368,590
Series R-2015E, 5.00%, 7/1/2026	65,000	75,900
Series R-2017A, 5.00%, 8/1/2022	255,000	271,435
Series R-2017A, 5.00%, 8/1/2023	100,000	111,175
Series R-2017A, 5.00%, 8/1/2027	500,000	611,141
Series R-2017C, 5.00%, 8/1/2022	460,000	489,648
Series R-2017C, 5.00%, 8/1/2024	350,000	404,097
Series R-2017C, 5.00%, 8/1/2025	135,000	161,016
Series R-2018D, 5.00%, 8/1/2029	290,000	361,895
Series R-2020C, 5.00%, 7/1/2025	610,000	725,539
Series R-H, 5.00%, 7/1/2026	110,000	128,446
		134,897,980
WEST VIRGINIA — 0.3%
West Virginia, Parkways Authority Revenue 5.00%, 6/1/2043	2,000,000	2,444,042
West Virginia, State General Obligation:
5.00%, 12/1/2035	525,000	673,243
5.00%, 6/1/2044	500,000	625,768
Series A, 5.00%, 6/1/2024	140,000	160,198
Series A, 5.00%, 6/1/2025	230,000	272,174
Series A, 5.00%, 6/1/2026	130,000	158,823
Series B-GROUP 2, 4.00%, 6/1/2042	750,000	872,310
Series B-GROUP 2, 4.00%, 12/1/2042	475,000	549,826

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B-GROUP 2, 5.00%, 12/1/2038	$1,000,000	$1,235,606
Series B-GROUP 2, 5.00%, 6/1/2040	750,000	923,886
Series B-GROUP 2, 5.00%, 12/1/2040	3,000,000	3,691,078
		11,606,954
WISCONSIN — 1.5%
Ashwaubenon, WI, Community Development Authority Revenue 3.00%, 6/1/2044	1,775,000	1,866,118
Madison, WI, General Obligation:
Series A, 4.00%, 10/1/2023	110,000	120,352
Series A, 4.00%, 10/1/2025	690,000	797,248
Milwaukee, WI, General Obligation:
2.25%, 3/1/2028	500,000	531,175
Series N2, 4.00%, 3/1/2022	200,000	206,668
Series N4 & B5 CORP, 5.00%, 4/1/2024	125,000	141,266
Series N4 & B5 CORP, 5.00%, 4/1/2027	895,000	1,103,471
Public Finance Authority, WI, Lease Development Revenue 5.00%, 3/1/2029	300,000	355,752
Wisconsin, Revenue:
Series A, 5.00%, 5/1/2028	2,000,000	2,494,453
Series B, 5.00%, 5/1/2031	105,000	126,454
Series B, 5.00%, 5/1/2032	550,000	661,770
Series B, 5.00%, 5/1/2033	115,000	138,243
Series B, 5.00%, 5/1/2034	275,000	330,129
Series B, 5.00%, 5/1/2035	350,000	419,395
Wisconsin, State Clean Water Revenue 5.00%, 6/1/2027	630,000	722,065
Wisconsin, State Department of Transportation Revenue:
4.00%, 7/1/2038	750,000	902,100
4.00%, 7/1/2039	910,000	1,091,355
Series 1, 5.00%, 7/1/2024	205,000	235,480
Series 1, 5.00%, 7/1/2026	1,270,000	1,553,101
Series A, 5.00%, 7/1/2031	320,000	365,349
Wisconsin, State Environmental Improvement Fund Revenue:
5.00%, 6/1/2032	910,000	1,073,570
Series A, 5.00%, 6/1/2026	140,000	166,434
Series A, 5.00%, 6/1/2027	330,000	391,409
Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2034	$965,000	$1,136,281
Series A, 5.00%, 6/1/2036	500,000	645,034
Series A, 5.00%, 6/1/2037	750,000	963,745
Wisconsin, State General Obligation:
4.00%, 5/1/2029	680,000	805,647
5.00%, 5/1/2022	500,000	526,137
5.00%, 5/1/2025	5,085,000	6,023,335
5.00%, 5/1/2027	135,000	158,834
5.00%, 11/1/2028	205,000	255,875
5.00%, 5/1/2029	160,000	188,247
Series 1, 5.00%, 5/1/2024	110,000	121,169
Series 1, 5.00%, 11/1/2025	290,000	341,198
Series 1, 5.00%, 11/1/2027	775,000	911,823
Series 1, 5.00%, 5/1/2030	2,000,000	2,672,029
Series 2, 5.00%, 11/1/2022	500,000	538,149
Series 2, 5.00%, 11/1/2024	1,145,000	1,333,593
Series 2, 5.00%, 11/1/2025	1,410,000	1,698,402
Series 2, 5.00%, 11/1/2026	6,295,000	7,797,291
Series 2, 5.00%, 11/1/2027	1,780,000	2,229,168
Series 3, 5.00%, 11/1/2023	180,000	193,990
Series 3, 5.00%, 11/1/2027	660,000	826,545
Series 3, 5.00%, 11/1/2028	650,000	810,874
Series 3, 5.00%, 11/1/2031	530,000	654,335
Series 4, 5.00%, 5/1/2025	375,000	435,749
Series A, 5.00%, 5/1/2026	355,000	404,255
Series A, 5.00%, 5/1/2027	1,045,000	1,221,484
Series A, 5.00%, 5/1/2028	920,000	1,007,967
Series A, 5.00%, 5/1/2035	130,000	152,779
Series B, 4.00%, 5/1/2023	355,000	383,236
Series D, 4.00%, 5/1/2029	105,000	115,853
Series D, 5.00%, 5/1/2032	120,000	136,117
Series D, 5.00%, 5/1/2033	1,240,000	1,405,729
		51,888,227
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,296,514,456)		3,462,941,934

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (e) (f) (Cost $9,235,575)	9,235,575	$9,235,575
TOTAL INVESTMENTS — 99.3% (Cost $3,305,750,031)		3,472,177,509
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		25,182,234
NET ASSETS — 100.0%		$3,497,359,743
(a)	Amount is less than 0.05% of net assets.
(b)	When-issued security.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	4.0%
% of Net Assets
Assured Guaranty Municipal Corp.	0.2%
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2021.
ETM	Escrowed to Maturity
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,462,941,934	$—	$3,462,941,934
Short-Term Investment	9,235,575	—	—	9,235,575
TOTAL INVESTMENTS	$9,235,575	$3,462,941,934	$—	$3,472,177,509
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,512,703	$4,512,703	$220,556,928	$215,834,056	$—	$—	9,235,575	$9,235,575	$3,805
See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 0.0% (a)
ENVIRONMENTAL CONTROL — 0.0% (a)
CarbonLite, DIP Delayed Draw Term DD 1.00%, 4/15/2034	$84,011	$84,011
MUNICIPAL BONDS & NOTES — 98.6%
ALABAMA — 1.6%
Alabama, ST, Industrial Development Authority Revenue AMT6.45%, 12/1/2023	695,000	695,810
Birmingham, AL, Special Care Facilities Financing Authority Revenue Series S, 5.75%, 6/1/2045	1,335,000	1,380,523
Hoover,AL, Industrial Development Board Environmental Improvement Revenue:
5.75%, 10/1/2049	2,615,000	3,000,255
AMT, VRN6.38%, 11/1/2050 (b)	1,000,000	1,242,237
Infirmary Health System, AL, Special Care Facilities Financing Authority of Mobile Revenue:
Series A, 3.00%, 2/1/2029	105,000	112,669
Series A, 3.00%, 2/1/2030	200,000	210,165
Jefferson County Board of Education/AL 4.00%, 2/1/2042	525,000	590,622
Jefferson County, AL, Sewer Warrant Revenue:
Series A, 5.25%, 10/1/2048 (c)	240,000	268,262
Series D, 6.00%, 10/1/2042	3,210,000	3,729,254
Series D, 6.50%, 10/1/2053	2,010,000	2,360,583
Series F, 7.90%, 10/1/2050	5,500,000	5,587,047
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,716,936
Tuscaloosa County, AL, Industrial Development Authority Revenue:
Series A, 4.50%, 5/1/2032 (d)	2,000,000	2,222,711
Security Description	Principal Amount	Value
Series A, 5.25%, 5/1/2044 (d)	$2,420,000	$2,750,127
		25,867,201
ALASKA — 0.4%
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	120,000	140,306
Northern, AK, Tobacco Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2032	500,000	507,416
Series A, 5.00%, 6/1/2046	3,390,000	3,428,944
Series B, Zero Coupon, 6/1/2046	4,200,000	893,086
State of Alaska International Airports System Revenue Series B, 5.00%, 10/1/2035	545,000	635,902
		5,605,654
AMERICAN SAMOA — 0.1%
American Samoa, AS, Economic Development Authority Revenue Series A, 6.63%, 9/1/2035	1,000,000	1,148,004
ARIZONA — 1.4%
Arizona Industrial Development Authority Revenue:
4.75%, 7/1/2029 (d)	175,000	188,285
5.00%, 6/1/2031 (d)	335,000	348,099
5.00%, 7/1/2039 (d)	365,000	416,777
5.00%, 7/1/2054 (d)	500,000	541,013
Series A, 3.63%, 5/20/2033	488,005	552,574
Series A, 4.00%, 7/15/2030 (d)	145,000	156,710
Series A, 4.50%, 1/1/2049	115,000	107,395
Series A, 5.00%, 7/1/2049 (d)	500,000	525,647
Series A, 5.00%, 7/15/2049 (d)	500,000	556,508
Series A, 5.00%, 7/1/2054 (d)	500,000	524,863
Series A, 5.25%, 7/1/2047 (d)	240,000	247,098
Series A, 6.38%, 6/1/2039 (d)	1,000,000	1,127,233
Series B, 5.00%, 3/1/2037 (d)	75,000	84,191
Series B, 5.00%, 3/1/2042 (d)	70,000	77,754
Series B, 5.00%, 1/1/2049	860,000	723,072
Series D, 5.00%, 7/1/2051 (d)	185,000	205,568

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series G, 5.00%, 7/1/2047 (d)	$100,000	$111,358
City Of Phoenix, Civic Improvement Corporation Junior Lien Airport Revenue Series A, 5.00%, 7/1/2044	960,000	1,177,846
Glendale, AZ, Industrial Development Authority Revenue:
5.00%, 11/15/2045	1,070,000	1,129,667
5.25%, 11/15/2046	1,010,000	1,012,372
Series A, 5.00%, 11/15/2042	750,000	866,915
Maricopa County Pollution Control Corp. Series A, 3.60%, 2/1/2040	600,000	654,378
Maricopa County, AZ, Industrial Development Authority, Revenue:
5.00%, 7/1/2049 (d)	595,000	669,704
6.00%, 7/1/2052 (d)	1,000,000	1,169,032
Phoenix, AZ, Industrial Development Authority Education Revenue:
4.00%, 10/1/2041	30,000	32,430
5.00%, 7/1/2035 (d)	1,325,000	1,429,685
Pima Country, AZ, Industrial Development Authority, Education Revenue 5.00%, 6/15/2034 (d)	100,000	106,887
Pima County, AZ, Industrial Development Authority Education Revenue:
5.00%, 6/15/2047 (d)	1,250,000	1,270,509
5.25%, 7/1/2036	315,000	333,736
6.75%, 2/1/2050 (d)	310,000	348,622
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A, 9.75%, 5/1/2025	775,000	807,384
Salt Verde, AZ, Financial Corp. Revenue:
5.25%, 12/1/2027	265,000	329,364
5.25%, 12/1/2028	105,000	132,810
Tempe, AZ, Industrial Development Authority Revenue:
Series A, 6.13%, 10/1/2052 (d)	500,000	536,562
Series B, 4.00%, 10/1/2023 (d)	190,000	190,057
Series B, 5.35%, 10/1/2025 (d)	2,650,000	2,673,152
		21,365,257
Security Description	Principal Amount	Value
ARKANSAS — 0.4%
Arkansas Development Finance Authority Industrial Development Revenue 4.50%, 9/1/2049 (d)	$4,830,000	$5,243,692
Baxter Country, AR, Hospital Revenue Series A, 3.00%, 9/1/2028	100,000	101,790
Pulaski County, AR, Public Facilities Board Revenue:
5.25%, 7/1/2033	510,000	565,437
5.50%, 7/1/2043	830,000	924,844
		6,835,763
CALIFORNIA — 10.6%
Alameda, CA, Corridor Transportation Authority Revenue:
Series B, 3.00%, 10/1/2034 (c)	175,000	185,582
Series B, 5.00%, 10/1/2037	500,000	584,475
Anaheim Public Financing Authority Revenue Series C, Zero Coupon, 9/1/2029 (c)	915,000	798,255
Antelope Valley, CA, Health Care District Revenue:
Series A, 5.00%, 3/1/2026	450,000	497,128
Series A, 5.00%, 3/1/2041	665,000	672,407
Brentwood, CA, Infrastructure Financing Authority, Special Assessment Series B, 4.00%, 9/2/2030	145,000	156,182
California Community Housing Agency, Essential Revenue:
Series A, 4.00%, 2/1/2056 (d)	1,915,000	1,988,806
Series A, 5.00%, 2/1/2050 (d)	10,415,000	11,785,288
Series A, 5.00%, 8/1/2050 (d)	1,000,000	1,138,003
Series A-2, 4.00%, 8/1/2047 (d)	4,270,000	4,415,921
Series S, 5.00%, 8/1/2049 (d)	2,500,000	2,812,780
California Community Housing Agency, Workforce Housing Revenue Series A, 5.00%, 4/1/2049 (d)	905,000	1,010,382

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series B-1, 5.00%, 6/1/2049	$210,000	$253,923
Series B-2, Zero Coupon, 6/1/2055	3,020,000	583,543
Series C, Zero Coupon, 6/1/2057	5,000,000	644,147
California Statewide Communities Development Authority:
5.00%, 9/2/2040	425,000	511,899
Series C, 4.00%, 9/2/2050	1,000,000	1,088,868
California Statewide Communities Development Authority Revenue Series B, 5.00%, 7/1/2032	195,000	217,893
California, Health Facilities Financing Authority Revenue:
Series A, 4.00%, 3/1/2039	340,000	375,419
Series A, 4.00%, 8/15/2049	475,000	519,592
California, Municipal Finance Authority Revenue:
4.00%, 7/15/2029	6,960,000	7,878,609
5.00%, 6/30/2027	205,000	253,219
5.00%, 6/30/2028	100,000	125,785
5.00%, 12/31/2031	1,000,000	1,221,730
AMT5.00%, 12/31/2043	500,000	590,542
5.00%, 7/1/2046 (d)	500,000	543,320
AMT5.00%, 6/1/2048	600,000	703,721
5.25%, 1/1/2045	1,000,000	966,242
Series A, 5.00%, 7/1/2034	280,000	331,577
Series A, 5.00%, 10/1/2039 (d)	150,000	160,265
Series A, 5.00%, 7/1/2047	185,000	213,649
Series A, 5.00%, 7/1/2049 (d)	1,250,000	1,391,738
Series A, 5.25%, 11/1/2041	1,000,000	1,139,489
California, Municipal Finance Authority, Student Housing Revenue:
5.00%, 5/15/2049	1,000,000	1,182,379
5.00%, 5/15/2051	265,000	308,257
5.00%, 5/15/2052	500,000	589,923
California, Pollution Control Financing Authority Revenue:
AMT4.30%, 7/1/2040	350,000	398,596
AMT5.00%, 11/21/2045 (d)	500,000	529,229
Security Description	Principal Amount	Value
California, School Finance Authority Revenue:
5.00%, 6/1/2050 (d)	$605,000	$656,231
5.00%, 6/1/2054 (d)	250,000	273,636
Series A, 5.00%, 7/1/2047 (d)	250,000	268,810
California, Statewide Communities Development Authority Revenue:
4.00%, 4/1/2042	130,000	138,139
5.00%, 1/1/2031	700,000	846,650
5.00%, 1/1/2032	1,020,000	1,227,190
5.00%, 5/15/2033	240,000	276,830
5.25%, 12/1/2034	1,940,000	2,189,515
5.25%, 12/1/2038 (d)	1,475,000	1,746,301
5.25%, 7/1/2039 (d)	2,000,000	2,072,854
5.25%, 12/1/2044	4,045,000	4,479,956
5.25%, 12/1/2048 (d)	705,000	820,824
5.50%, 12/1/2054	2,500,000	2,778,333
Series A, 3.00%, 8/15/2036	205,000	214,115
Series A, 3.50%, 11/1/2027 (d)	3,270,000	3,531,589
Series A, 5.00%, 12/1/2028 (d)	100,000	116,624
Series A, 5.00%, 12/1/2029 (d)	1,000,000	1,159,458
Series A, 5.00%, 9/2/2039	945,000	1,127,183
Series A, 5.00%, 12/1/2046 (d)	2,080,000	2,318,125
Series A, 5.25%, 11/1/2044 (d)	300,000	310,137
Series A, 5.25%, 12/1/2056 (d)	2,825,000	3,163,790
Series A, 5.50%, 7/1/2039	173,712	165,026
Series A, 5.75%, 7/1/2030	353,026	335,375
Series A, 5.75%, 7/1/2035	37,357	35,489
California, Statewide Communities Development Authority, Hospital Revenue 4.25%, 1/1/2043	480,000	533,080
California, Statewide Financing Authority Revenue Series D, Zero Coupon, 6/1/2055 (d)	15,750,000	976,366
Capistrano Unified School District Community Facilities District, Special Tax Revenue Zero Coupon, 9/1/2032 (c)	400,000	304,560
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	106,690

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
City of Sacramento CA Transient Occupancy Tax Revenue:
Series A, 5.00%, 6/1/2035	$670,000	$807,800
Series C, 5.00%, 6/1/2043	1,320,000	1,556,524
Compton Public Finance Authority Revenue 4.50%, 9/1/2032 (d)	1,000,000	1,070,630
CSCDA Community Improvement Authority Revenue:
4.00%, 8/1/2056 (d)	995,000	1,052,757
Series A, 5.00%, 7/1/2051 (d)	280,000	322,898
Series A, 5.00%, 1/1/2054 (d)	2,470,000	2,843,846
Series A-2, 4.00%, 9/1/2056 (d)	2,000,000	2,109,696
Dublin, CA, Community Facilities District Improvement Area No. 2015-1, Special Tax Revenue 5.00%, 9/1/2037	175,000	204,758
Elk Grove, CA, Finance Authority, Special Tax Revenue 5.00%, 9/1/2046	800,000	905,810
Folsom Ranch, CA, Financing Authority, Special Tax Revenue 5.00%, 9/1/2047	1,250,000	1,432,226
Foothill-Eastern Transportation Corridor Agency, CA, Revenue:
Series A, 5.00%, 1/15/2042 (c)	430,000	476,288
Series B1, 3.95%, 1/15/2053	1,130,000	1,254,643
Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue:
Series A-1, 5.00%, 6/1/2030	1,500,000	1,850,338
Series A-1, 5.00%, 6/1/2047	5,770,000	5,969,300
Series A-1, 5.25%, 6/1/2047	5,840,000	6,060,360
Series A-2, 5.00%, 6/1/2047	5,100,000	5,276,158
Series A-2, 5.30%, 6/1/2037	2,100,000	2,182,892
Series B, Zero Coupon, 6/1/2047	40,905,000	9,021,238
Security Description	Principal Amount	Value
Inland Empire, CA, Tobacco Securitization Authority, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2036	$3,500,000	$1,303,894
Zero Coupon, 6/1/2057	30,000,000	2,413,473
Irvine, CA, Special Tax Revenue Series A, 4.00%, 9/1/2049	1,000,000	1,063,779
Lake Elsinore, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	920,000	1,037,376
Long Beach, CA, Bond Finance Authority, Tax Allocation:
Series A, 5.00%, 11/15/2029	100,000	127,559
Series A, 5.00%, 11/15/2035	140,000	189,542
Series A, 5.50%, 11/15/2030	270,000	360,404
Series A, 5.50%, 11/15/2037	550,000	794,457
Series C, 5.50%, 8/1/2031 (c)	245,000	332,425
Menifee Union School District Special Tax Revenue Series A, 5.00%, 9/1/2048	500,000	562,706
M-S-R, CA, Energy Authority Revenue:
Series A, 6.50%, 11/1/2039	775,000	1,237,400
Series B, 6.50%, 11/1/2039	950,000	1,516,813
Series B, 7.00%, 11/1/2034	400,000	621,791
Series C, 6.13%, 11/1/2029	295,000	376,025
Series C, 6.50%, 11/1/2039	2,000,000	3,193,290
Norman Y Mineta San Jose International Airport SJC Revenue Series B, 5.00%, 3/1/2047	510,000	606,222
Oakland, CA, Unified School District, General Obligation:
Series A, 5.00%, 8/1/2032 (c)	100,000	122,796
Series A, 5.00%, 8/1/2033	65,000	76,196
Orange County, CA, Community Facilities District Revenue:
Series A, 5.00%, 8/15/2042	500,000	589,186
Series A, 5.00%, 8/15/2046	550,000	622,494

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Oroville, CA, Hospital Authority Revenue 5.25%, 4/1/2049	$5,000,000	$5,663,270
Palomar Health, CA, Revenue 5.00%, 11/1/2036	500,000	568,028
Peralta Community College District, General Obligation Series A, 4.00%, 8/1/2031	975,000	1,063,862
Riverside County, CA, Public Financing Authority Revenue:
4.13%, 11/1/2040	610,000	669,758
5.25%, 11/1/2040	100,000	119,033
Romoland, CA, School District, Special Tax Revenue 5.00%, 9/1/2041	445,000	517,273
Roseville, CA, Special Tax Revenue:
5.00%, 9/1/2044	255,000	278,874
5.00%, 9/1/2047 (d)	1,000,000	1,142,603
Sacramento County, CA, Special Tax Revenue:
5.00%, 9/1/2040	990,000	1,129,322
5.00%, 9/1/2045	100,000	113,149
5.00%, 9/1/2046	830,000	938,428
Series B, AMT5.00%, 12/1/2029	975,000	1,220,007
Sacramento, CA, City Financing Authority Revenue Series E, 5.25%, 12/1/2030 (c)	500,000	649,030
San Buenaventura, CA, Revenue:
7.50%, 12/1/2041	730,000	757,207
8.00%, 12/1/2026	650,000	677,991
San Diego County, CA, Regional Airport Authority Revenue:
Series B, 5.00%, 7/1/2027	270,000	296,663
Series B, AMT5.00%, 7/1/2042	190,000	224,947
San Francisco City & County Airport Comm-San Francisco International Airport Revenue:
Series A, AMT5.00%, 1/1/2026	1,500,000	1,794,020
Series B, 5.00%, 5/1/2047	120,000	143,156
Series H, 5.00%, 5/1/2028	500,000	632,009
San Joaquin Hills, CA, Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2044	500,000	557,532
Security Description	Principal Amount	Value
Series B, 5.25%, 1/15/2049	$400,000	$444,741
Silicon Valley, CA, Tobacco Securitization Authority Revenue Series C, Zero Coupon, 6/1/2056	5,250,000	593,214
Southern, CA, Public Power Authority Revenue Series A, 5.00%, 11/1/2033	790,000	1,057,642
Sulphur Springs, CA, Union School District Special Tax Revenue 5.00%, 9/1/2043	75,000	83,913
Temecula, CA, Public Financing Authority Revenue 6.25%, 9/1/2047 (d)	100,000	108,478
Tobacco Securitization Authority of Northern California, CA, Tobacco Settlement Revenue Series A, 4.00%, 6/1/2049	500,000	576,485
Tobacco Securitization Authority of Southern California, CA, Tobacco Settlement Revenue:
, 6/1/2046	5,950,000	1,225,694
5.00%, 6/1/2035	500,000	638,514
Tustin, CA, Community Facilities District, Special Tax Revenue Series A, 5.00%, 9/1/2037	105,000	118,434
West Sacramento, CA, Financing Authority Revenue 5.00%, 9/1/2025	535,000	576,948
		167,067,854
COLORADO — 3.0%
Berthoud-Heritage Metropolitan District No. 1, CO, Revenue 5.63%, 12/1/2048	1,500,000	1,626,671
Centerra Metropolitan District No 1:
5.00%, 12/1/2029 (d)	1,000,000	1,062,872
Series A, 5.00%, 12/1/2051	650,000	703,413
Colorado Educational & Cultural Facilities Authority Revenue:
Series A, 5.00%, 10/1/2039 (d)	1,595,000	1,761,037
Series A, 5.00%, 10/1/2049 (d)	540,000	587,634

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Colorado Health Facilities Authority Hospital Revenue:
5.00%, 12/1/2054 (d)	$1,250,000	$1,256,898
Series A-, 3.25%, 8/1/2049	890,000	929,702
Series A-, 4.00%, 8/1/2037	700,000	800,411
Series A-, 4.00%, 8/1/2039	1,250,000	1,417,564
Series A-, 4.00%, 8/1/2044	5,000,000	5,547,716
Series A-, 4.00%, 8/1/2049	510,000	563,153
Series A-, 5.00%, 8/1/2039	1,000,000	1,230,108
Colorado Health Facilities Authority Revenue 5.00%, 1/1/2038	200,000	219,372
Colorado International Center, CO, Metropolitan District No. 14, General Obligation 5.88%, 12/1/2046	500,000	540,101
Colorado, Educational & Cultural Facilities Authority Revenue 4.13%, 11/15/2044	225,000	236,021
Colorado, Health Facilities Authority Revenue:
5.00%, 1/1/2031	105,000	112,586
5.00%, 1/1/2037	2,750,000	2,920,121
Series A, 5.30%, 7/1/2037	340,000	317,830
Series B, 5.00%, 5/15/2048	1,070,000	1,121,491
Colorado, High Performance Transportation Enterprise Revenue 5.00%, 12/31/2056	500,000	562,756
Denver City & County, CO, Special Facilities Revenue AMT5.00%, 10/1/2032	1,335,000	1,420,037
Denver Convention Center Hotel Authority Revenue 5.00%, 12/1/2025	1,900,000	2,208,084
Denver, CO, Health & Hospital Authority Revenue:
Series A, 4.00%, 12/1/2039	500,000	568,625
Series A, 5.00%, 12/1/2039	40,000	43,113
Series A, 5.25%, 12/1/2045	370,000	399,183
Denver, CO, Urban Renewal Authority Revenue Series A, 5.25%, 12/1/2039 (d)	100,000	107,772
Security Description	Principal Amount	Value
Dominion Water & Sanitation District, CO, Revenue 5.75%, 12/1/2036	$1,000,000	$1,045,095
E-470, CO, Public Highway Authority Revenue:
Series B, Zero Coupon, 9/1/2035 (c)	1,000,000	581,284
Series B, Zero Coupon, 9/1/2037 (c)	475,000	249,181
Foothills Metropolitan District, CO, Special Assessment 6.00%, 12/1/2038	1,500,000	1,578,574
Fourth Street Crossing Business Improvement District, CO, Revenue Series A, 5.13%, 12/1/2038 (d)	500,000	535,932
Jefferson Center Metropolitan District No. 1 Series B, 5.75%, 12/15/2050	500,000	533,060
Kinston Metropolitan District No. 5, General Obligation Series A, 5.13%, 12/1/2050	750,000	825,164
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	1,077,888
North Range Metropolitan District No. 3, General Obligation 5.25%, 12/1/2050	2,000,000	2,188,286
Painted Prairie Public Improvement Authority 5.00%, 12/1/2049	1,740,000	1,878,492
Plaza, CO, Metropolitan District No. 1 Revenue 4.50%, 12/1/2030 (d)	1,000,000	1,029,087
Public Authority for Colorado State, Energy Revenue 6.50%, 11/15/2038	735,000	1,128,227
Pueblo Urban Renewal Authority, Tax Allocation 4.75%, 12/1/2045 (d)	325,000	345,686
Regional Transportation District Revenue:
Series A, 4.00%, 7/15/2039	950,000	1,176,212
Series A, 4.00%, 7/15/2040	1,000,000	1,242,708
Southglenn, CO, Metropolitan District, General Obligation 3.50%, 12/1/2026	750,000	772,409

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Talon Pointe Metropolitan District General Obligation Series A, 5.25%, 12/1/2039	$500,000	$548,550
Velocity Metropolitan District No. 3, CO, General Obligation 5.38%, 12/1/2039	1,000,000	1,075,902
Verve Metropolitan District No. 1, General Obligation 5.00%, 12/1/2051	500,000	531,129
		46,607,137
CONNECTICUT — 0.7%
Connecticut State Health & Educational Facilities Authority Revenue Series F, 5.00%, 7/1/2037	925,000	1,020,161
Connecticut, State Development Authority, Airport Facilities Revenue AMT7.95%, 4/1/2026	300,000	282,304
Connecticut, State General Obligation:
Series A, 5.00%, 10/15/2026	285,000	285,601
Series B, 5.00%, 4/15/2032	130,000	135,765
Series E, 4.00%, 9/15/2028	125,000	130,479
Connecticut, State Health & Educational Facilities Authority Revenue:
Series A, 4.00%, 7/1/2038	745,000	833,208
Series A, 5.00%, 1/1/2045 (d)	300,000	326,773
Series A, 5.00%, 9/1/2046 (d)	110,000	119,982
Series A, 5.00%, 9/1/2053 (d)	500,000	543,559
Series B, 4.00%, 7/1/2034	130,000	135,288
Series F, 3.50%, 7/1/2026	5,000	5,333
Series F, 4.00%, 7/1/2030	1,100,000	1,171,048
Series G-1, 5.00%, 7/1/2044 (d)	275,000	306,192
Series G-1, 5.00%, 7/1/2050 (d)	500,000	552,830
Series J, 5.00%, 7/1/2042	1,205,000	1,252,862
Series L, 4.00%, 7/1/2034	250,000	272,037
Series L, 4.13%, 7/1/2041	500,000	540,105
Series R, 3.38%, 7/1/2037	190,000	204,577
Harbor Point, CT, Special Obligation Revenue, Tax Allocation 5.00%, 4/1/2039 (d)	1,000,000	1,140,638
Hartford, CT, General Obligation:
Series A, 5.00%, 4/1/2028	100,000	108,422
Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2031	$220,000	$237,720
Series C, 3.00%, 7/15/2027 (c)	100,000	108,164
State of Connecticut, Special Tax Revenue 3.13%, 5/1/2040	500,000	535,326
University of Connecticut, CT, Revenue:
5.00%, 2/15/2028	860,000	994,888
Series A, 5.00%, 8/15/2027	100,000	109,999
		11,353,261
DELAWARE — 0.1%
Delaware, State Economic Development Authority Revenue:
3.25%, 6/1/2026	800,000	826,241
Series B, VRN1.25%, 10/1/2040 (b)	1,000,000	994,987
		1,821,228
DISTRICT OF COLUMBIA — 0.5%
District of Columbia, Health Facilities Revenue:
Series A, 5.00%, 7/1/2032	150,000	159,841
Series A, 5.00%, 7/1/2052	115,000	118,892
District of Columbia, Tobacco Settlement Financing Corp., DC, Revenue:
6.50%, 5/15/2033	375,000	415,958
Series A, Zero Coupon, 6/15/2046	25,000,000	5,314,060
District of Columbia, University Revenue 5.00%, 4/1/2033	500,000	591,160
Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue:
Zero Coupon, 10/1/2035 (c)	220,000	161,005
Series A, Zero Coupon, 10/1/2037	2,000,000	1,124,520
Series A, 5.00%, 10/1/2053	400,000	413,473
		8,298,909
FLORIDA — 6.3%
Alachua County, FL, Health Facilities Authority Revenue:
5.00%, 11/15/2024	35,000	34,838
Series A, 4.00%, 12/1/2044	325,000	345,276

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	$885,000	$920,606
Bay County, FL, Water and Sewer System Revenue 4.00%, 9/1/2045	215,000	229,001
Bexley Community Development District, Special Assessment:
3.50%, 5/1/2021	100,000	100,085
4.70%, 5/1/2036	100,000	105,673
Broward, FL, Airport System Revenue:
Series A, AMT5.00%, 10/1/2029	500,000	636,677
Series A, AMT5.00%, 10/1/2036	300,000	368,523
Series Q-1, 4.00%, 10/1/2042	140,000	144,085
Cape Coral, FL, Health Facilities Authority Revenue 6.00%, 7/1/2045 (d)	1,000,000	1,054,065
Capital Trust Agency, FL, Senior Living Revenue Series A, 5.88%, 7/1/2054 (e)	980,000	803,600
Capital Trust Agency, Inc., FL, Educational Facilities Revenue:
5.00%, 12/15/2040 (d)	190,000	206,143
5.00%, 8/1/2055	700,000	811,085
6.10%, 8/15/2038 (d)	215,000	233,533
Series A, 5.00%, 6/15/2039 (d)	390,000	422,362
Series A, 5.00%, 6/15/2055 (d)	290,000	304,457
Series A, 5.13%, 6/15/2037 (d)	450,000	495,628
Series A, 5.38%, 6/15/2038 (d)	105,000	116,785
Capital Trust Agency, Inc., FL, Retirement Facilities Revenue 5.00%, 7/1/2046 (d)	750,000	759,563
Capital Trust Agency, Inc., FL, Revenue:
5.00%, 1/1/2055 (d)	250,000	274,730
Series A, 5.00%, 7/1/2050	600,000	433,368
Series A, 7.50%, 6/1/2048 (d) (e)	4,165,000	1,332,800
Capital Trust Agency, Inc., FL, Senior Living Revenue:
5.63%, 8/1/2037 (d)	115,000	102,203
5.88%, 8/1/2052 (d)	610,000	515,185
Security Description	Principal Amount	Value
Capital Trust Agency, Inc., FL, Student Housing Revenue Series A, 5.25%, 12/1/2058 (d)	$1,000,000	$1,123,701
Central, FL, Expressway Authority Revenue 3.25%, 7/1/2039	100,000	106,186
Charlotte County, FL, Industrial Development Authority, Utility System Revenue 5.00%, 10/1/2049 (d)	220,000	241,398
City Of Atlantic Beach, Florida Health Care Facilities Revenue Series B-2, 3.00%, 11/15/2023	1,500,000	1,500,451
City of Orlando, FL, Development Tax Revenue:
Series A, 5.00%, 11/1/2023 (c)	1,000,000	1,108,134
Series A, 5.00%, 11/1/2026 (c)	735,000	888,886
Collier County, FLA, Industrial Development Authority Revenue:
Series A, 8.13%, 5/15/2044 (d) (e)	400,000	309,500
Series A, 8.25%, 5/15/2049 (d) (e)	100,000	77,375
Corkscrew Farms Community Development District, FL, Special Assessment 5.00%, 11/1/2038 (d)	185,000	208,211
County of Escambia, FL, Environmental Improvement Revenue 2.00%, 11/1/2033 (b)	775,000	807,207
County of Miami-Dade Seaport Department Revenue Series B, AMT6.00%, 10/1/2042	945,000	1,061,436
County of Miami-Dade, FL, Aviation Revenue:
AMT5.00%, 10/1/2028	500,000	572,419
AMT5.00%, 10/1/2030	505,000	576,642
5.00%, 10/1/2036	765,000	904,504
Series A, 4.25%, 10/1/2036	100,000	111,782
Escambia County, Health Facilities Authority Revenue:
4.00%, 8/15/2045	725,000	804,180
4.00%, 8/15/2050	1,000,000	1,101,609

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/15/2031	$155,000	$196,389
5.00%, 8/15/2035	1,015,000	1,262,941
Escambia County, Sales Facilities Tax Revenue 5.00%, 10/1/2046	550,000	661,853
Florida Development Finance Corp., Educational Facilities Revenue:
4.00%, 7/1/2045	600,000	639,601
5.00%, 9/15/2040 (d)	100,000	110,405
5.25%, 6/1/2050 (d)	1,000,000	1,110,282
5.25%, 6/1/2055 (d)	1,000,000	1,104,416
Series A, 4.00%, 7/15/2026 (d)	105,000	108,622
Series A, 4.75%, 7/15/2036 (d)	500,000	534,331
Series A, 6.00%, 6/15/2035 (d)	505,000	571,288
Series A, 6.00%, 6/15/2044 (d)	575,000	517,926
Series A, 6.13%, 6/15/2043 (d)	500,000	516,378
Series A, 6.13%, 6/15/2044	555,000	601,433
Series A, 6.50%, 7/1/2044	925,000	992,201
Florida Development Finance Corp., Surface Transportation Facilities Revenue:
Series A, 6.25%, 1/1/2049 (b) (d)	4,015,000	3,952,294
Series A, 6.38%, 1/1/2049 (b) (d)	5,865,000	5,711,613
Series A, 6.50%, 1/1/2049 (b) (d)	10,170,000	9,804,149
Series B, AMT7.38%, 1/1/2049 (d)	16,600,000	16,314,702
Florida Higher Educational Facilities Financial Authority Revenue Series A1, 5.00%, 6/1/2048 (d)	1,000,000	1,158,580
FRERC Community Development District, Special Assessment 5.50%, 11/1/2050	100,000	105,905
Greater Orlando, FL, Aviation Authority Revenue:
AMT5.00%, 11/15/2036	350,000	367,835
Series A, AMT5.00%, 10/1/2026	850,000	1,033,993
Series A, AMT5.00%, 10/1/2027	750,000	931,574
Series A, AMT5.00%, 10/1/2042	250,000	295,413
Security Description	Principal Amount	Value
Grove Resort, FL, Community Development District, Special Assessment:
Series A, 5.88%, 11/1/2047	$550,000	$636,312
Series B, 6.00%, 11/1/2029	155,000	169,990
Hacienda Lakes, FL, Community Development District, Special Assessment 3.38%, 5/1/2021	95,000	95,086
Halifax, FL, Hospital Medical Center Revenue 4.00%, 6/1/2046	125,000	131,207
Heights, FL, Community Development District, Special Assessment 5.00%, 1/1/2038	300,000	324,657
Hernando County,FL, School Board Series A, 3.00%, 7/1/2035 (c)	115,000	121,368
Highlands County, FL, Health Facilities Authority Revenue:
6.00%, 4/1/2038	500,000	236,842
6.25%, 4/1/2049	500,000	236,160
Jacksonville, FL, Health Facilities Revenue 4.00%, 11/1/2040	415,000	439,807
JEA, FL, Electric System Revenue:
Series B, 5.00%, 10/1/2028	325,000	407,800
Series B, 5.00%, 10/1/2029	370,000	462,214
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	518,950
5.75%, 11/1/2042	500,000	523,090
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	507,559
LT Ranch Community Development District Revenue 4.00%, 5/1/2040	730,000	765,892
Miami World Center, FL, Community Development District, Special Assessment 5.13%, 11/1/2039	1,000,000	1,105,769

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Miami-Dade County, FL, Expressway Authority, Toll System Revenue:
Series A, 5.00%, 7/1/2027	$400,000	$422,466
Series A, 5.00%, 7/1/2028	200,000	241,259
Series A, 5.00%, 7/1/2029	385,000	462,895
Series A, 5.00%, 7/1/2031	200,000	211,207
Miami-Dade County, FL, Health Facilities Authority Revenue 5.00%, 8/1/2047	245,000	288,601
Miami-Dade County, FL, School Board Certificate of Participation Series C, COPs3.25%, 2/1/2032	100,000	100,114
Miami-Dade, FL, Professional Sport Franchies Tax Revenue:
4.00%, 10/1/2040	760,000	837,581
5.00%, 10/1/2029	675,000	825,695
5.00%, 10/1/2034	570,000	693,628
Series A, 6.88%, 10/1/2034 (c)	145,000	209,963
Miami-Dade, FL, Special Obligation Revenue 5.00%, 10/1/2027	240,000	295,458
Midtown Miami, FL, Community Development District, Special Assessment:
Series A, 5.00%, 5/1/2037	1,430,000	1,480,597
Series B, 5.00%, 5/1/2037	925,000	957,729
North Broward Hospital Revenue Series B, 5.00%, 1/1/2042	1,000,000	1,166,596
Northern Palm Beach County, FL, Improvement District, Special Assessment 5.35%, 8/1/2035	360,000	406,918
Orlando, FL, Tourist Development Tax Revenue Series A, 5.00%, 11/1/2036 (c)	200,000	246,070
Palm Beach County Health Facilities Authority Revenue 4.00%, 5/15/2053	500,000	537,684
Palm Beach County, FL, Revenue:
5.00%, 4/1/2039 (d)	185,000	201,102
5.00%, 4/1/2051 (d)	110,000	117,381
Pinellas County, FL, Educational Facilities Authority Revenue:
5.00%, 7/1/2029	185,000	210,476
5.00%, 7/1/2039	410,000	480,546
Security Description	Principal Amount	Value
6.00%, 10/1/2041	$100,000	$101,956
Sarasota County Public Hospital District Revenue 4.00%, 7/1/2048	175,000	192,873
Seminole County, FL, Industrial Development Authority Revenue 5.50%, 11/15/2049	1,515,000	1,443,685
St. Louis County, MO, Industrial Development Authority Revenue 4.00%, 8/1/2055	1,000,000	1,063,748
Tallahassee, FL, Health Facilities Revenue Series A, 5.00%, 12/1/2055	440,000	489,770
Tampa, FL, Revenue 5.00%, 4/1/2040	500,000	558,130
Tolomato, FL, Community Development District, Special Assessment:
Series 2015-1 EXCHA, 6.61%, 5/1/2040	290,000	276,119
Series 2015-2 EXCHA, 6.61%, 5/1/2040	180,000	133,238
Series 2015-3 EXCHA, 6.61%, 5/1/2040 (e) (f)	195,000	—
Series 3, 6.65%, 5/1/2040 (e) (f)	120,000	—
Series A-2, 4.25%, 5/1/2037	1,100,000	1,201,960
Series A4, 6.61%, 5/1/2040	85,000	72,263
USF Financing Corp. Series A-REMK 5/6/15, COPs5.00%, 7/1/2034	550,000	639,612
Village Community Development District No. 12 Special Assessment 4.25%, 5/1/2043 (d)	1,940,000	2,133,692
Village Community Development District No. 13 Special Assessment:
2.63%, 5/1/2024	250,000	254,403
3.70%, 5/1/2050	2,000,000	2,101,896
Volusia County, FL, Educational Facility Authority Revenue 5.00%, 6/1/2045	130,000	145,818
West Palm Beach Community Redev. Agency Tax Allocation 5.00%, 3/1/2036	100,000	124,766
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	724,398
		99,593,012

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
GEORGIA — 1.1%
Atlanta, GA, Development Authority Revenue:
Series A1, 6.50%, 1/1/2029	$350,000	$224,009
Series A1, 6.75%, 1/1/2035	1,705,000	1,084,814
Series A1, 7.00%, 1/1/2040	500,000	318,269
Augusta, GA, Development Authority Revenue 4.00%, 7/1/2037	105,000	110,951
Burke County, GA, Development Authority, Poll Control Revenue:
Series C, 4.13%, 11/1/2045	555,000	615,840
Series D, 4.13%, 11/1/2045	435,000	482,686
Fulton County, GA, Residential Care Facilities for the Elderly Authority Revenue 5.00%, 7/1/2042	1,000,000	1,066,485
George L Smith II Congress Center Authority Revenue:
4.00%, 1/1/2054 (g)	750,000	831,672
5.00%, 1/1/2054 (g)	1,500,000	1,635,233
Georgia Local Government, Certificate of Participation Series A, 4.75%, 6/1/2028 (c)	629,000	700,281
Macon-Bibb County, GA, Urban Development Authority Revenue Series A, 5.75%, 6/15/2037 (d)	250,000	259,727
Main Street Natural Gas, Inc. GA, Gas Revenue Series A, 5.50%, 9/15/2026	205,000	253,041
Main Street Natural Gas, Inc. GA, Gas Supply Revenue Series A, 5.00%, 5/15/2038	1,000,000	1,367,866
Marietta, GA, Development Authority Revenue Series A, 5.00%, 11/1/2047 (d)	2,500,000	2,655,031
Municipal Electric Authority of Georgia Revenue:
4.00%, 1/1/2049	2,000,000	2,205,860
Series A, 5.00%, 7/1/2060	635,000	710,139
Series A, 5.50%, 7/1/2060	170,000	193,548
Roanoke County, GA, Economic Development Authority Revenue AMT4.00%, 1/1/2038 (d)	1,000,000	1,098,325
Security Description	Principal Amount	Value
White County,GA, Development Authority Revenue:
Series A, 5.13%, 10/1/2039	$790,000	$821,688
Series A, 5.25%, 10/1/2049	115,000	118,573
		16,754,038
GUAM — 0.5%
Guam Department of Education, Certificate Participation 5.00%, 2/1/2040	1,600,000	1,715,288
Guam Government Business Privilege Revenue:
Series A, 5.13%, 1/1/2042	775,000	799,018
Series B1, 5.00%, 1/1/2037	100,000	103,007
Series B1, 5.00%, 1/1/2042	675,000	695,300
Series D, 4.00%, 11/15/2039	295,000	307,805
Series D, 5.00%, 11/15/2027	355,000	405,760
Series D, 5.00%, 11/15/2028	110,000	125,143
Series D, 5.00%, 11/15/2029	525,000	594,130
Series D, 5.00%, 11/15/2034	250,000	279,356
Series D, 5.00%, 11/15/2035	100,000	111,550
Guam Government Hotel Occupancy Tax Revenue:
Series A, 5.00%, 11/1/2040	1,100,000	1,341,453
Series A, 6.50%, 11/1/2040	245,000	246,112
Guam Government Waterworks Authority, Water & Wastewater System Revenue Series A, 5.00%, 7/1/2029	315,000	348,562
Guam Government, General Obligation:
5.00%, 11/15/2031	210,000	232,073
Series A, 6.13%, 11/1/2031	185,000	185,791
Guam International Airport Authority Revenue Series C, 6.38%, 10/1/2043	590,000	632,814
		8,123,162

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
HAWAII — 0.1%
Hawaii State, Department of Budget & Finance Revenue:
6.00%, 7/1/2028 (d)	$355,000	$395,492
Series A, 5.00%, 1/1/2045 (d)	750,000	759,058
		1,154,550
IDAHO — 0.0% (a)
Idaho State, Health Facility Revenue 3.50%, 9/1/2033	670,000	695,765
ILLINOIS — 11.3%
Bridgeview, IL, General Obligation:
5.00%, 12/1/2042	260,000	242,830
Series A, 5.50%, 12/1/2043	115,000	112,676
Chicago Transit Authority Revenue 5.00%, 12/1/2046	520,000	617,038
Chicago, IL, Board of Education, General Obligation:
5.00%, 12/1/2038	750,000	907,792
Series A, Zero Coupon, 12/1/2022 (c)	190,000	187,388
Series A, Zero Coupon, 12/1/2027	225,000	198,481
Series A, Zero Coupon, 12/1/2028 (c)	100,000	85,188
Series A, Zero Coupon, 12/1/2031 (c)	1,060,000	810,711
Series A, 4.00%, 12/1/2022	100,000	105,231
Series A, 4.00%, 12/1/2027	3,215,000	3,648,000
Series A, 5.00%, 12/1/2028	150,000	188,264
Series A, 5.00%, 12/1/2029	7,625,000	9,355,613
Series A, 5.00%, 12/1/2030	1,935,000	2,369,378
Series A, 5.00%, 12/1/2031	600,000	719,402
Series A, 5.00%, 12/1/2033	1,000,000	1,190,500
Series A, 5.00%, 12/1/2041	4,355,000	4,436,590
Series A, 5.00%, 12/1/2042	6,760,000	7,007,619
Series A, 5.50%, 12/1/2026 (c)	885,000	1,039,316
Series A, 5.50%, 12/1/2031	620,000	834,221
Security Description	Principal Amount	Value
Series A, 5.50%, 12/1/2039	$1,110,000	$1,135,027
Series A, 7.00%, 12/1/2026	1,100,000	1,369,533
Series A, 7.00%, 12/1/2044	3,405,000	4,083,203
Series A, 7.00%, 12/1/2046 (d)	3,125,000	3,966,839
Series B, 4.00%, 12/1/2035	200,000	206,382
Series B, 5.00%, 12/1/2029	100,000	122,697
Series B, 5.00%, 12/1/2031	2,000,000	2,471,993
Series B, 5.00%, 12/1/2033	675,000	762,783
Series B, 5.00%, 12/1/2034	410,000	430,012
Series B-1, Zero Coupon, 12/1/2022	145,000	143,007
Series B-1, Zero Coupon, 12/1/2028 (c)	830,000	707,057
Series B-1, Zero Coupon, 12/1/2029 (c)	620,000	509,471
Series B-1, Zero Coupon, 12/1/2030 (c)	220,000	174,394
Series C, 5.00%, 12/1/2027	600,000	718,229
Series C, 5.00%, 12/1/2030 (c)	1,500,000	1,862,339
Series C, 5.25%, 12/1/2035	2,140,000	2,361,309
Series C, 5.25%, 12/1/2039	390,000	428,762
Series D, 5.00%, 12/1/2027	2,400,000	2,872,915
Series D, 5.00%, 12/1/2046	1,250,000	1,329,105
Series E, 5.13%, 12/1/2032	765,000	847,707
Series G, 5.00%, 12/1/2034	2,400,000	2,802,118
Series H, 5.00%, 12/1/2036	3,000,000	3,484,715
Series H, 5.00%, 12/1/2046	1,500,000	1,709,612
Chicago, IL, Board of Education, Special Tax:
5.75%, 4/1/2035	250,000	299,928
6.00%, 4/1/2046	350,000	417,746
6.10%, 4/1/2036	45,000	54,740
Chicago, IL, Midway International Airport Revenue:
Series A, AMT5.00%, 1/1/2024	750,000	837,358

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, AMT5.00%, 1/1/2026	$100,000	$118,474
Series A, AMT5.50%, 1/1/2030	200,000	216,774
Chicago, IL, Motor Fuel Tax Revenue:
5.00%, 1/1/2026	250,000	264,325
5.00%, 1/1/2029	100,000	104,845
Chicago, IL, O'Hare International Airport Revenue:
Series B, 4.00%, 1/1/2053 (c)	300,000	335,132
Series B, 5.00%, 1/1/2029	315,000	364,770
Series B, 5.25%, 1/1/2029	275,000	296,827
Series C, 5.00%, 1/1/2032	500,000	588,355
Series D, 5.00%, 1/1/2039	210,000	224,473
Series D, 5.00%, 1/1/2044	325,000	347,399
Series D, 5.00%, 1/1/2052	600,000	700,425
Chicago, IL, Waterworks Revenue 4.00%, 11/1/2037	145,000	151,325
City of Chicago IL, General Obligation:
Zero Coupon, 1/1/2028 (c)	125,000	108,483
Zero Coupon, 1/1/2030 (c)	270,000	217,838
5.25%, 1/1/2029	160,000	179,964
5.50%, 1/1/2030	250,000	282,699
Series 2007G-REMK 6/8/15, 5.50%, 1/1/2042	780,000	865,115
Series A, 5.00%, 1/1/2027	300,000	327,092
Series A, 5.00%, 1/1/2028	1,250,000	1,500,419
Series A, 5.00%, 1/1/2034	1,105,000	1,142,951
Series A, 5.00%, 1/1/2035	365,000	392,959
Series A, 5.00%, 1/1/2040	1,575,000	1,747,684
Series A, 5.00%, 1/1/2044	100,000	116,075
Series A, 5.25%, 1/1/2027	280,000	316,669
Series A, 5.25%, 1/1/2029	465,000	506,710
Series A, 5.25%, 1/1/2032	155,000	168,527
Series A, 5.25%, 1/1/2035	185,000	185,379
Series A, 5.50%, 1/1/2035	840,000	1,032,823
Series A, 5.75%, 1/1/2033	510,000	609,813
Series C, Zero Coupon, 1/1/2026	200,000	180,821
Series C, Zero Coupon, 1/1/2030	885,000	691,600
Series C, 5.00%, 1/1/2024	65,000	71,472
Series C, 5.00%, 1/1/2026	470,000	543,436
Series C, 5.00%, 1/1/2027	195,000	224,575
Series C, 5.00%, 1/1/2035	700,000	786,690
Series C, 5.00%, 1/1/2038	2,060,000	2,302,196
Security Description	Principal Amount	Value
Cook County, IL, Community College District No. 508, General Obligation:
5.13%, 12/1/2038	$430,000	$465,800
5.25%, 12/1/2043	205,000	222,086
Governors, IL, State University Facilities System Revenue 4.65%, 10/1/2042	440,000	407,827
Illinois State, Finance Authority Revenue:
3.25%, 5/15/2039	615,000	636,993
4.00%, 12/1/2040	250,000	270,140
4.25%, 8/1/2042	1,050,000	1,134,104
4.75%, 5/15/2033	175,000	181,980
5.00%, 2/15/2032	100,000	100,397
5.00%, 5/15/2033	2,220,000	2,211,903
5.00%, 8/1/2042	580,000	660,445
5.00%, 12/1/2046	350,000	411,284
5.25%, 2/15/2047	100,000	97,643
5.25%, 5/15/2047	145,000	151,258
5.50%, 4/1/2032	500,000	500,890
Series A, 5.00%, 2/15/2047	1,385,000	1,517,384
Series A, 5.00%, 11/1/2049	600,000	657,771
Series A, 5.00%, 2/15/2050	1,950,000	2,132,879
Series A, 5.25%, 5/1/2038	2,030,000	2,107,578
Series A, 6.00%, 4/1/2038 (d)	2,175,000	2,607,122
Series A, 6.00%, 7/1/2043	200,000	217,217
Series A, 6.13%, 4/1/2058 (d)	4,390,000	5,173,003
Illinois State, General Obligation:
3.50%, 6/1/2029	140,000	150,969
3.50%, 6/1/2031	1,200,000	1,274,208
4.00%, 2/1/2030 (c)	255,000	285,166
4.00%, 1/1/2031	640,000	693,658
4.00%, 6/1/2032	300,000	325,414
4.00%, 6/1/2034	270,000	291,506
4.00%, 6/1/2035	100,000	107,713
4.13%, 11/1/2031	260,000	286,109
4.50%, 11/1/2039	125,000	136,160
5.00%, 2/1/2023	325,000	349,798
5.00%, 5/1/2023	230,000	249,787
5.00%, 8/1/2024	1,220,000	1,282,881
5.00%, 2/1/2026	1,250,000	1,460,759
5.00%, 1/1/2027	100,000	115,697
5.00%, 6/1/2027	1,070,000	1,254,246
5.00%, 11/1/2027	400,000	468,277
5.00%, 3/1/2028	150,000	154,793
5.00%, 5/1/2028	700,000	770,931
5.00%, 1/1/2029	2,005,000	2,295,710
5.00%, 2/1/2029	1,175,000	1,374,472

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 4/1/2029	$150,000	$164,241
5.00%, 4/1/2030	695,000	757,742
5.00%, 3/1/2031	110,000	113,180
5.00%, 4/1/2032	100,000	108,490
5.00%, 12/1/2032	500,000	585,504
5.00%, 3/1/2034	200,000	205,445
5.00%, 11/1/2034	120,000	136,987
5.00%, 5/1/2035	140,000	151,538
5.00%, 3/1/2036	150,000	153,947
5.00%, 5/1/2036	125,000	134,876
5.00%, 11/1/2036	760,000	857,400
5.00%, 3/1/2037	250,000	256,510
5.00%, 11/1/2038	875,000	988,109
5.00%, 2/1/2039	1,200,000	1,283,928
5.00%, 5/1/2039	380,000	408,970
5.00%, 11/1/2040	180,000	202,670
5.00%, 1/1/2041	300,000	332,319
5.25%, 7/1/2028	750,000	810,328
5.25%, 2/1/2029	405,000	444,384
5.25%, 7/1/2029	100,000	107,860
5.25%, 2/1/2033	230,000	249,608
5.50%, 7/1/2024	660,000	724,940
5.50%, 7/1/2025	245,000	268,536
5.50%, 7/1/2026	120,000	131,251
5.50%, 7/1/2027	200,000	217,980
5.50%, 7/1/2033	665,000	714,873
5.50%, 7/1/2038	200,000	214,017
Series A, 4.00%, 1/1/2024	135,000	138,047
Series A, 4.00%, 5/1/2024	135,000	147,184
Series A, 4.00%, 1/1/2029	630,000	641,490
Series A, 4.00%, 1/1/2030	515,000	523,784
Series A, 4.50%, 12/1/2041	875,000	961,935
Series A, 4.63%, 5/1/2037	610,000	685,127
Series A, 5.00%, 10/1/2024	150,000	169,938
Series A, 5.00%, 12/1/2028	465,000	555,252
Series A, 5.00%, 5/1/2030	500,000	593,897
Series A, 5.00%, 10/1/2030	1,120,000	1,338,342
Series A, 5.00%, 1/1/2034	1,000,000	1,022,676
Series A, 5.00%, 4/1/2035	250,000	263,799
Series A, 5.00%, 5/1/2035	1,000,000	1,164,642
Series A, 5.00%, 12/1/2035	1,000,000	1,159,688
Series A, 5.00%, 4/1/2036	140,000	147,559
Series A, 6.00%, 5/1/2025	435,000	517,431
Series B, 4.00%, 11/1/2033	5,000,000	5,600,545
Series B, 5.00%, 12/1/2024	100,000	113,810
Series C, 4.00%, 10/1/2040	3,000,000	3,287,676
Series D, 5.00%, 11/1/2025	1,000,000	1,156,491
Security Description	Principal Amount	Value
Series D, 5.00%, 11/1/2026	$250,000	$294,408
Series D, 5.00%, 11/1/2028	275,000	324,455
Illinois State, Sports Facilities Authority Revenue Zero Coupon, 6/15/2025 (c)	680,000	630,856
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2024	160,000	161,263
5.00%, 6/15/2029	400,000	402,571
Series A, 5.00%, 6/15/2026	725,000	850,459
Series A, 5.00%, 6/15/2027	250,000	293,320
Metropolitan Pier & Exposition Authority Revenue:
Zero Coupon, 12/15/2031 (c)	5,735,000	4,455,593
Zero Coupon, 12/15/2039 (c)	200,000	113,213
Zero Coupon, 6/15/2045 (c)	770,000	368,577
Zero Coupon, 6/15/2047 (c)	115,000	51,393
4.00%, 6/15/2050	3,000,000	3,333,944
5.00%, 6/15/2042	205,000	250,452
Series A, Zero Coupon, 6/15/2029	105,000	88,877
Series A, Zero Coupon, 6/15/2031 (c)	215,000	169,840
Series A, Zero Coupon, 6/15/2034 (c)	190,000	134,464
Series A, Zero Coupon, 12/15/2034	220,000	152,924
Series A, Zero Coupon, 6/15/2037 (c)	650,000	407,359
Series A, 5.50%, 6/15/2029 (c)	615,000	707,421
Series B, Zero Coupon, 6/15/2027 (c)	125,000	114,773
Series B, Zero Coupon, 12/15/2041	200,000	102,144
Series B, 4.25%, 6/15/2042	2,520,000	2,585,673
Series B, 5.00%, 12/15/2026	115,000	120,320
Series B, 5.00%, 12/15/2028	1,425,000	1,486,915
Series B, 5.00%, 12/15/2040	100,000	113,568
Series B, 5.00%, 6/15/2052	3,155,000	3,261,513

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue Series A, Zero Coupon, 12/15/2035 (c)	$140,000	$93,500
Northeastern Illinois University Agency Revenue Series B, 5.00%, 4/1/2027	630,000	764,080
Northeastern Illinois University Certificate of Participation COPs4.10%, 10/1/2041	245,000	203,681
Northern Illinois Municipal Power Agency Revenue Series A, 5.00%, 12/1/2027	105,000	129,439
Rosemont, IL, General Obligation Series A, 5.00%, 12/1/2040 (c)	190,000	228,504
Will County, IL, Community High School District No. 210 Lincoln-Way, General Obligation Series B, Zero Coupon, 1/1/2033	340,000	238,783
		177,123,519
INDIANA — 0.6%
Anderson, IN, Economic Development Revenue 6.00%, 10/1/2042	1,330,000	1,348,694
County of Allen, IN, Housing Revenue 6.00%, 2/1/2039	100,000	105,005
Indiana State, Finance Authority, Environmental Revenue:
AMT7.00%, 3/1/2039 (d)	500,000	465,014
Series A, AMT6.75%, 5/1/2039	275,000	345,169
Indiana State, Finance Authority, Hospital Revenue:
3.75%, 10/1/2037	200,000	193,535
Series A, 4.50%, 7/1/2053	250,000	181,021
Series A, 5.00%, 6/1/2032	1,360,000	1,404,278
Series A, 5.00%, 6/1/2039	125,000	128,575
Knox County, IN, Economic Development Authority Revenue Series A, 5.00%, 4/1/2042	3,060,000	3,161,507
Terre Haute, IN, Economic Development Solid Waste Facilities Revenue Series A, AMT7.25%, 12/1/2028 (e)	1,000,000	600,000
Security Description	Principal Amount	Value
Valparaiso, IN, Exempt Facilities Revenue AMT6.75%, 1/1/2034	$750,000	$843,816
		8,776,614
IOWA — 0.7%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
3.13%, 12/1/2022	2,030,000	2,067,974
4.75%, 8/1/2042	2,295,000	2,372,005
5.25%, 12/1/2025	420,000	459,922
Series A, VRN5.25%, 12/1/2050 (b)	1,295,000	1,407,932
Iowa Higher Education Loan Authority Revenue 4.00%, 10/1/2025	450,000	463,289
Iowa State Finance Authority Revenue:
5.00%, 5/15/2041	545,000	610,534
Series A, 5.00%, 5/15/2043	115,000	130,429
Series A, 5.00%, 5/15/2048	1,000,000	1,128,745
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C, 5.50%, 6/1/2042	1,555,000	1,576,258
		10,217,088
KANSAS — 0.4%
City Of Hutchinson, Kansas Hospital Facilities Revenue 5.00%, 12/1/2041	610,000	663,017
City of Wichita, KS, Health Care Facilities Authority Revenue:
5.00%, 5/15/2050	750,000	754,931
Series I, 5.00%, 5/15/2033	350,000	365,076
Overland Park Development Corp. Revenue:
5.00%, 3/1/2024	1,605,000	1,666,422
5.00%, 3/1/2049	1,000,000	1,014,126
Overland Park, KS, Sales Tax Special Obligation Revenue 6.00%, 12/15/2032	200,000	111,459
Wichita, KS, Health Care Facilities Revenue Series IV-A, 5.63%, 5/15/2044	1,185,000	1,244,645
Wyandotte County-Kansas City Unified Gov't Revenue Zero Coupon, 12/1/2027 (c)	340,000	273,706
		6,093,382

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
KENTUCKY — 0.6%
City Of Murray, Kentucky Hospital Facilities Revenue 4.00%, 8/1/2034	$220,000	$233,170
Floyd County, KY, School District Finance Corp. Revenue 3.50%, 8/1/2033	235,000	251,384
Kentucky Municipal Power Agency, Power System Revenue:
Series A, 4.00%, 9/1/2039 (c)	140,000	148,114
Series A, 5.00%, 9/1/2023 (c)	135,000	148,835
Series A, 5.00%, 9/1/2025 (c)	425,000	497,755
Series A, 5.00%, 9/1/2026 (c)	160,000	190,533
Series A, 5.00%, 9/1/2030 (c)	1,080,000	1,278,411
Series A, 5.00%, 9/1/2042 (c)	125,000	145,742
Kentucky, Asset Liability Commission Revenue:
Series A, 5.00%, 9/1/2024	790,000	910,143
Series A, 5.00%, 9/1/2026	120,000	137,318
Kentucky, Economic Development Finance Authority Revenue:
5.00%, 12/1/2045 (c)	550,000	665,058
5.25%, 6/1/2050	100,000	108,276
5.50%, 11/15/2035	105,000	106,442
Series A, 4.25%, 7/1/2035	645,000	698,249
Series A, 5.00%, 1/1/2045	825,000	908,888
Series A, 5.00%, 6/1/2045	2,525,000	2,789,234
Kentucky, State Turnpike Authority Revenue Series B, 5.00%, 7/1/2023	105,000	115,543
		9,333,095
LOUISIANA — 0.8%
Calcasieu Parish, LA, Memorial Hospital Service District Hospital Revenue 5.00%, 12/1/2034	2,000,000	2,195,300
City of Shreveport, LA, Water & Sewer Revenue Series B, 3.00%, 12/1/2035 (c)	200,000	215,393
Jefferson Parish, LA, Economic Development & Port District Revenue Series A, 5.50%, 6/15/2038 (d)	1,175,000	1,316,910
Security Description	Principal Amount	Value
Jefferson, LA, Sales Tax District Special Sales Tax Revenue Series B, 4.00%, 12/1/2037 (c)	$100,000	$119,290
Louisiana Citizens Property Insurance Corp. Revenue Series A, 5.00%, 6/1/2026	300,000	359,260
Louisiana Local Gov't Environmental Facilities & Community Development Authority 3.50%, 11/1/2032	275,000	302,777
Louisiana Local Gov't Environmental Facilities & Community DevelopmentAuthority Series A, 5.00%, 1/1/2049	1,500,000	1,369,957
Louisiana Public Facilities Authority 5.25%, 10/1/2046	130,000	131,467
Louisiana Public Facilities Authority Revenue:
4.00%, 5/15/2041	5,000	5,794
5.00%, 7/1/2047	300,000	347,005
Series A, 5.00%, 7/1/2046	500,000	566,783
Series A, 5.00%, 7/1/2051	385,000	435,406
New Orleans, LA, Aviation Board Revenue Series B, AMT5.00%, 1/1/2024	240,000	268,303
New Orleans, LA, Sewerage Service Revenue 5.00%, 6/1/2040	725,000	853,762
Parish of State James LA Revenue:
Series 2, 6.35%, 7/1/2040 (d)	1,000,000	1,270,086
Series 2, 6.35%, 10/1/2040 (d)	1,000,000	1,270,086
Shreveport, LA, Water & Sewer Revenue:
5.00%, 12/1/2040	250,000	292,861
Series A, 5.00%, 12/1/2036 (c)	260,000	319,424
Series B, 4.00%, 12/1/2041 (c)	480,000	535,356
Series C, 4.00%, 12/1/2033	365,000	422,377
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue 4.00%, 12/1/2040 (b)	450,000	468,259
St. Tammany, LA, Public Trust Financing Authority Revenue 5.25%, 11/15/2037	250,000	267,956
		13,333,812

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
MAINE — 0.2%
Maine Finance Authority SOL Waste Disposal Revenue 5.38%, 12/15/2033 (d) (e)	$100,000	$55,000
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2033	545,000	572,511
5.00%, 7/1/2043	200,000	208,347
6.75%, 7/1/2036	500,000	507,914
7.50%, 7/1/2032	500,000	508,810
Series A, 4.00%, 7/1/2041	100,000	102,105
Series A, 4.00%, 7/1/2046	310,000	313,712
Series A, 5.00%, 7/1/2046	45,000	48,348
Rumford, ME, Solid Waste Disposal Revenue AMT6.88%, 10/1/2026	525,000	525,612
		2,842,359
MARYLAND — 1.0%
Anne Arundel County, MD, Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	321,261
Baltimore, MD, Special Obligation Bond Revenue:
5.00%, 9/1/2022	895,000	905,418
5.00%, 9/1/2023	210,000	213,815
5.00%, 9/1/2027	305,000	312,995
5.00%, 9/1/2028	750,000	768,959
5.00%, 9/1/2031	500,000	509,633
5.00%, 9/1/2039	1,250,000	1,264,371
5.00%, 9/1/2046	250,000	252,064
Series A, 4.50%, 9/1/2033	1,325,000	1,411,483
City of Brunswick, MD, Special Obligation:
4.00%, 7/1/2029	295,000	339,841
5.00%, 7/1/2036	475,000	560,264
County of Frederick, MD, Tax Incr Special Tax Revenue 3.75%, 7/1/2039	875,000	905,087
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	419,803
Maryland Economic Development Corp., Revenue:
AMT5.00%, 3/31/2024	220,000	226,002
5.00%, 3/31/2036	250,000	286,218
AMT5.00%, 3/31/2051	100,000	112,115
5.75%, 9/1/2025	525,000	530,173
Maryland Economic Development Corp., Tax Allocation:
3.25%, 9/1/2030	595,000	645,703
4.00%, 9/1/2040	325,000	358,460
Security Description	Principal Amount	Value
4.38%, 7/1/2036	$1,155,000	$1,224,343
Maryland Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2045	90,000	101,156
Series A, 5.00%, 7/1/2038	100,000	115,404
Series A, 5.50%, 1/1/2031	100,000	119,084
Series B, 2.88%, 7/1/2023	220,000	220,000
Series B, 5.25%, 8/15/2038 (c)	130,000	169,620
Prince George's County, MD, Special Obligation 5.13%, 7/1/2039 (d)	1,600,000	1,756,325
Rockville, MD, Health Facilities Authority Revenue:
5.00%, 11/1/2035	500,000	526,270
Series B, 5.00%, 11/1/2042	400,000	414,480
		14,990,347
MASSACHUSETTS — 0.8%
Commonwealth of Massachusetts Revenue 5.50%, 1/1/2027	1,100,000	1,359,155
Lowe, MA, Collegiate Charter School Revenue:
5.00%, 6/15/2039	100,000	109,449
5.00%, 6/15/2054	500,000	539,752
Massachusetts, Development Finance Agency Revenue:
4.13%, 10/1/2042 (d)	500,000	537,210
5.00%, 11/15/2038 (d)	1,500,000	1,643,491
5.00%, 1/1/2041	240,000	263,937
5.00%, 10/1/2043	950,000	1,012,217
5.00%, 7/1/2044	500,000	599,933
5.00%, 1/1/2045	300,000	328,329
5.00%, 7/1/2047	870,000	799,896
5.00%, 10/1/2057 (d)	1,420,000	1,549,992
Series A, 4.00%, 6/1/2049	1,760,000	1,956,873
Series A, 5.25%, 7/1/2034	10,000	9,924
Series A, 5.50%, 7/1/2044	325,000	319,969
Series D, 4.00%, 7/1/2045	350,000	365,680
Series F, 5.63%, 7/15/2036	120,000	127,633
Series I, 5.00%, 7/1/2029	560,000	673,095
Series J2, 5.00%, 7/1/2048	680,000	811,205
Massachusetts, Educational Financing Authority Revenue Series J, AMT3.50%, 7/1/2033	85,000	86,588
		13,094,328

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
MICHIGAN — 1.6%
City Of Detroit, Unlimited Tax General Obligation:
5.00%, 4/1/2031	$500,000	$589,719
5.50%, 4/1/2050	135,000	164,526
Series A, 5.00%, 4/1/2046	250,000	300,014
Series A, 5.00%, 4/1/2050	2,000,000	2,387,133
Detroit, MI, Community High School Revenue:
5.65%, 11/1/2025	525,000	459,671
5.75%, 11/1/2035	500,000	352,709
Detroit, MI, Sewage Disposal System Revenue Series B, 5.50%, 7/1/2029 (c)	155,000	190,798
Eastern Michigan University Revenue Series A, 4.00%, 3/1/2044 (c)	165,000	184,523
Grand Rapids, MI, Economic Development Corp. Revenue 5.00%, 11/1/2047	1,000,000	1,008,879
Kalamazoo, Economic Development Limited Obligation Revenue Series A, 5.00%, 5/15/2055	3,000,000	3,302,562
Michigan State, Finance Authority Revenue:
3.88%, 10/1/2023	100,000	103,281
4.00%, 2/15/2044	245,000	278,593
4.00%, 11/15/2046	970,000	1,075,690
5.00%, 7/1/2033	100,000	108,310
Series A-2, 5.00%, 6/1/2040	1,655,000	2,090,602
Series A-CLASS 1, 4.00%, 6/1/2049	2,000,000	2,272,432
Series B, 5.00%, 7/1/2028	100,000	109,888
Series B, 5.00%, 7/1/2029	105,000	114,932
Series B, 5.00%, 7/1/2044	575,000	612,623
Series B-2-CLASS 2-CAB, Zero Coupon, 6/1/2065	14,540,000	1,816,687
Series D-2, 5.00%, 7/1/2034	400,000	468,044
Michigan State, Finance Authority, Ltd. Obligation Revenue:
5.00%, 7/1/2026	225,000	249,700
5.25%, 2/1/2027	500,000	549,912
5.25%, 2/1/2032	690,000	752,001
8.13%, 4/1/2041	445,000	423,806
Michigan State, Strategic Fund, Ltd. Obligation Revenue:
5.00%, 6/30/2030	35,000	43,743
5.00%, 6/30/2031	520,000	646,119
Security Description	Principal Amount	Value
5.00%, 12/31/2032	$1,000,000	$1,233,984
Michigan State, Tobacco Settlement Finance Authority Revenue:
Series B, Zero Coupon, 6/1/2052	715,000	77,760
Series C, Zero Coupon, 6/1/2058	20,000,000	990,858
Saline, MI, Economic Development Corp. Revenue 5.50%, 6/1/2047	1,000,000	1,020,353
Wayne County Airport Authority Revenue:
AMT5.00%, 12/1/2044	285,000	324,408
Series B, 5.00%, 12/1/2039	700,000	802,214
		25,106,474
MINNESOTA — 0.5%
Anoka, MN, Housing Revenue 4.75%, 11/1/2035	150,000	159,419
Bloomington, MN, Port Authority Revenue 9.00%, 12/1/2035	170,000	170,107
Brooklyn, MN, Chart School Lease Revenue:
Series A, 4.75%, 7/1/2025	80,000	83,140
Series A, 5.00%, 3/1/2039	500,000	515,159
Series A, 5.50%, 7/1/2035	150,000	160,555
Forest Lake, MN, Charter School Lease Revenue Series A, 5.38%, 8/1/2050	1,000,000	1,129,452
Maple Grove, MN, Health Care Facilities Revenue 3.50%, 5/1/2034	100,000	104,147
Minneapolis, MN, Charter School Lease Revenue 5.00%, 12/1/2047 (d)	300,000	326,127
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	1,000,717
Rochester, MN, Health Care & Housing Revenue Series A, 4.50%, 8/1/2042	1,100,000	1,124,207
Saint Paul, MN, Housing & Redevelopment Authority, Housing & Health Care Facilities Revenue Series A, 5.00%, 12/1/2041	500,000	537,717
St. Cloud, MN, Chart School Lease Revenue Series A, 5.00%, 4/1/2046	150,000	105,000

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
St. Paul, MN, Housing & Redevelopment Authority Revenue:
Series A, 4.63%, 3/1/2043	$235,000	$239,564
Series A, 5.30%, 7/1/2045	500,000	536,772
Series A, 5.75%, 7/1/2047 (d)	1,000,000	1,079,455
St. Paul, MN, Port Authority Revenue Series 7, AMT4.50%, 10/1/2037 (d)	255,000	260,751
St. Paul, MN, Senior Housing & Health Care Revenue 5.00%, 9/1/2042	145,000	151,703
Woodbury, MN, Housing & Redevelopment Authority Revenue:
5.00%, 12/1/2029	225,000	237,822
5.25%, 12/1/2049	340,000	353,364
		8,275,178
MISSISSIPPI — 0.3%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue Series B, 6.70%, 4/1/2022	210,000	222,330
Mississippi State, Business Finance Corp. Revenue 4.55%, 12/1/2028	320,000	319,368
Mississippi State, Development Bank, Revenue 3.50%, 9/1/2034 (c)	300,000	307,955
Mississippi State, Gaming Tax Revenue 5.00%, 10/15/2032	605,000	741,135
Mississippi State, Hospital Equipment & Facilities Authority Revenue:
Series S, 5.00%, 9/1/2041	100,000	113,421
Series S, 5.00%, 9/1/2046	400,000	451,389
Warren County, MS, Gulf Opportunity Revenue:
VRN1.38%, 8/1/2027 (b)	1,100,000	1,122,843
VRN1.38%, 5/1/2034 (b)	1,350,000	1,378,034
Series A, 5.38%, 12/1/2035	115,000	118,232
		4,774,707
MISSOURI — 0.7%
Boone County, MO, Hospital Revenue:
4.00%, 8/1/2038	150,000	153,241
5.00%, 8/1/2029	70,000	76,836
Security Description	Principal Amount	Value
I-470 Western Gateway Transportation Development District Revenue Series A, 5.25%, 12/1/2048 (d)	$1,000,000	$1,048,210
Jennings, MO, Revenue 5.00%, 11/1/2023	270,000	259,062
Kansas City, MO, Industrial Development Authority Revenue 6.00%, 11/15/2051 (d) (e)	850,000	297,925
Kirkwood, Industrial Development Authority Revenue Series A, 5.25%, 5/15/2050	500,000	540,035
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue 5.00%, 8/15/2032	525,000	583,043
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue Series A, 5.00%, 8/15/2051	1,000,000	1,061,972
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue 6.00%, 5/1/2042	435,000	435,193
Missouri State, Health & Educational Facilities Authority Revenue Series A, 5.00%, 2/1/2042	115,000	126,736
Missouri, State Development Finance Board Revenue Series C, 3.50%, 3/1/2031	265,000	268,782
Missouri, State Health & Educational Facilities Authority Revenue:
3.00%, 11/15/2050	1,500,000	1,541,030
4.25%, 8/1/2035	280,000	290,350
4.25%, 12/1/2042 (d)	450,000	482,801
5.00%, 5/1/2030	100,000	105,477
Series A, 4.00%, 2/15/2049	500,000	565,330
Series A, 5.00%, 2/1/2036	650,000	724,620
Putnam County, MO, General Obligation 5.00%, 9/1/2032	335,000	239,872
St. Louis County, MO, Industrial Development Authority Revenue:
5.00%, 12/1/2025	205,000	213,987
5.00%, 9/1/2042	150,000	154,074

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
St. Louis, MO, Airport Revenue 5.50%, 7/1/2031 (c)	$245,000	$333,006
St. Louis, MO, Industrial Development Authority Revenue Series A, 4.75%, 11/15/2047	1,000,000	962,572
St. Louis, MO, Land Clearance Authority Revenue 5.00%, 6/1/2040	210,000	235,257
		10,699,411
MONTANA — 0.1%
City of Fort Worth MT, General Obligation Series A, 3.90%, 3/1/2031 (b)	680,000	709,641
Kalispell, MT, Housing & Healthcare Facilities Revenue Series A, 5.25%, 5/15/2047	100,000	101,824
Missoula, MT, Water System Revenue Series A, 4.00%, 7/1/2044	210,000	242,630
Monroe County, PA, Industrial Development Authority Revenue 5.00%, 7/1/2048	325,000	368,327
		1,422,422
NEBRASKA — 0.3%
Central Plains Energy Project, NE, Gas Project Revenue:
Series A, 5.00%, 9/1/2028	200,000	249,489
Series A, 5.00%, 9/1/2032	1,000,000	1,308,816
Series A, 5.00%, 9/1/2035	1,250,000	1,679,630
Public Power Generation Agency Revenue 5.00%, 1/1/2026	600,000	695,556
		3,933,491
NEVADA — 0.6%
Carson City, NV, Hospital Revenue 5.00%, 9/1/2047	250,000	291,267
City of Sparks, NV, Tourism Improvement District No.1 Revenue:
Series A, 2.50%, 6/15/2024 (d)	75,000	75,685
Series A, 2.75%, 6/15/2028 (d)	150,000	153,057
Security Description	Principal Amount	Value
Clark County School District, General Obligation Series C, 3.00%, 6/15/2030	$120,000	$131,043
Clark County, NV, Department of Aviation Revenue Series A, 5.00%, 7/1/2025	165,000	195,032
Clark County, NV, Passenger Facility Charge Revenue 5.00%, 7/1/2025	120,000	141,841
Las Vegas, NV, Convention & Visitors Authority 4.00%, 7/1/2049	2,000,000	2,190,848
Reno, NV, Sales Tax Revenue Zero Coupon, 7/1/2058 (d)	1,000,000	157,318
State of Nevada Department of Business & Industry Revenue:
5.75%, 2/15/2038 (d)	1,095,000	1,002,099
AMT5.88%, 12/15/2027 (d)	750,000	755,711
AMT6.25%, 12/15/2037 (d)	2,280,000	2,222,180
6.95%, 2/15/2038 (d)	1,000,000	1,020,620
Series A, 4.50%, 12/15/2029 (d)	855,000	909,580
Series A, 5.00%, 12/15/2038 (d)	750,000	793,944
		10,040,225
NEW HAMPSHIRE — 0.4%
National Finance Authority, NH, Revenue:
4.88%, 11/1/2042 (d)	1,855,000	1,943,660
Series A, VRN3.63%, 7/1/2043 (b) (d)	2,960,000	3,054,481
Series B, AMT, VRN3.75%, 7/1/2045 (b) (d)	1,450,000	1,497,609
New Hampshire Health and Education Facilities Authority Revenue Series A, 6.13%, 7/1/2052 (d) (e)	350,000	262,500
		6,758,250
NEW JERSEY — 6.9%
Bayonne, NJ, Redevelopment Agency Revenue Series A, AMT5.38%, 11/1/2035	465,000	385,120
Casino Reinvestment Development Authority Revenue 5.25%, 11/1/2044	500,000	528,779

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
City of Atlantic City NJ, General Obligation 5.00%, 12/1/2025	$120,000	$120,611
Garden, State Preservation Trust Revenue Series B, Zero Coupon, 11/1/2023 (c)	100,000	97,974
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, AMT5.00%, 12/1/2024	610,000	639,193
New Jersey, Economic Development Authority Revenue:
4.00%, 6/15/2050	210,000	233,320
4.13%, 7/1/2030	110,000	107,310
4.25%, 6/15/2027	635,000	653,344
4.38%, 1/1/2024	565,000	571,059
5.00%, 6/15/2024	100,000	104,637
5.00%, 3/1/2026	495,000	514,244
5.00%, 6/15/2027	500,000	612,574
5.00%, 10/1/2037	100,000	115,018
5.00%, 6/15/2040	715,000	791,493
5.00%, 11/1/2044	500,000	596,663
AMT5.13%, 9/15/2023	770,000	817,012
AMT5.25%, 9/15/2029	50,000	53,085
5.25%, 1/1/2044	750,000	754,112
AMT5.75%, 9/15/2027	5,650,000	5,873,862
7.10%, 11/1/2031 (f)	1,000,000	—
Series A, 3.38%, 7/1/2030	555,000	582,700
Series A, 4.00%, 11/1/2027	525,000	615,284
Series A, 5.00%, 6/1/2036	390,000	427,963
Series A, 5.00%, 6/15/2047	510,000	594,153
Series A, 5.50%, 6/15/2031	500,000	604,200
Series AAA, 4.13%, 6/15/2025	365,000	414,424
Series AAA, 5.00%, 6/15/2036	300,000	350,171
Series AAA, 5.00%, 6/15/2041	500,000	577,721
Series B, Zero Coupon, 7/1/2027	160,000	145,413
Series B, AMT5.63%, 11/15/2030	1,000,000	1,119,133
Series BBB, 4.75%, 6/15/2031	665,000	771,903
Series BBB, 5.50%, 6/15/2031	900,000	1,087,559
Series C, 5.00%, 6/15/2047	365,000	425,227
Series DDD, 5.00%, 6/15/2030	540,000	646,596
Security Description	Principal Amount	Value
Series EEE, 5.00%, 6/15/2038	$1,205,000	$1,453,203
Series K, 5.25%, 12/15/2021 (c)	100,000	103,467
Series MMM, 4.00%, 6/15/2036	335,000	378,986
Series N-1, 5.50%, 9/1/2023 (c)	100,000	112,001
Series NN, 5.00%, 3/1/2024	1,130,000	1,223,901
Series NN, 5.00%, 3/1/2025	310,000	335,543
Series NN, 5.00%, 3/1/2027	100,000	107,841
Series NN, 5.00%, 3/1/2028	505,000	543,485
Series NN, 5.00%, 3/1/2030	505,000	541,794
Series PP, 5.00%, 6/15/2025	100,000	113,329
Series PP, 5.00%, 6/15/2031	245,000	274,402
Series UU, 5.00%, 6/15/2034	355,000	395,750
Series WW, 5.00%, 6/15/2035	500,000	566,991
Series WW, 5.00%, 6/15/2036	240,000	271,842
Series WW, 5.00%, 6/15/2037	390,000	441,270
Series XX, 4.25%, 6/15/2026	1,975,000	2,236,182
Series XX, 4.38%, 6/15/2027	175,000	197,542
Series XX, 5.00%, 6/15/2025	1,450,000	1,698,529
Series XX, 5.00%, 6/15/2026	880,000	1,024,832
New Jersey, Educational Facilities Authority Revenue:
3.50%, 6/15/2027	125,000	132,876
3.50%, 7/1/2031	215,000	228,774
Series A, 3.00%, 7/1/2050	655,000	663,916
Series B, 5.00%, 9/1/2036	300,000	347,578
Series B, 5.50%, 9/1/2032	150,000	179,088
New Jersey, Health Care Facilities Financing Authority Revenue:
4.00%, 7/1/2048	175,000	191,398
5.00%, 10/1/2026	500,000	603,943
5.00%, 9/15/2027	170,000	185,883
5.00%, 10/1/2027	905,000	1,115,644
5.00%, 10/1/2028	100,000	123,237
5.75%, 7/1/2037	970,000	972,712

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
New Jersey, Transportation Trust Fund Authority Revenue:
3.75%, 6/15/2033	$500,000	$551,285
5.00%, 6/15/2028	625,000	740,619
5.00%, 6/15/2050	500,000	590,425
5.25%, 6/15/2043	500,000	604,723
Series A, , 12/15/2025	1,610,000	1,509,025
Series A, Zero Coupon, 12/15/2027	820,000	730,762
Series A, Zero Coupon, 12/15/2028	100,000	86,390
Series A, Zero Coupon, 12/15/2029	900,000	751,401
Series A, Zero Coupon, 12/15/2030	265,000	213,871
Series A, Zero Coupon, 12/15/2033	285,000	208,033
Series A, Zero Coupon, 12/15/2035	615,000	418,549
Series A, 4.00%, 12/15/2031	1,315,000	1,513,316
Series A, 5.00%, 6/15/2024	120,000	136,492
Series A, 5.00%, 12/15/2024	270,000	312,112
Series A, 5.00%, 12/15/2025	250,000	297,285
Series A, 5.00%, 12/15/2028	100,000	125,651
Series A, 5.00%, 6/15/2029	175,000	205,640
Series A, 5.00%, 12/15/2029	350,000	435,424
Series A, 5.00%, 6/15/2031	505,000	585,972
Series A, 5.00%, 12/15/2035	1,000,000	1,215,530
Series A, 5.13%, 6/15/2029	700,000	705,888
Series A, 5.50%, 12/15/2023	1,435,000	1,626,305
Series A, 5.75%, 6/15/2023 (c)	165,000	184,070
Series -A, Zero Coupon, 12/15/2032	750,000	566,703
Series -A, Zero Coupon, 12/15/2038	140,000	85,078
Series AA, 3.25%, 6/15/2038	435,000	438,094
Series AA, 4.00%, 6/15/2036	400,000	457,555
Series AA, 4.00%, 6/15/2037	250,000	284,895
Series AA, 4.00%, 6/15/2039	1,000,000	1,133,532
Security Description	Principal Amount	Value
Series AA, 4.00%, 6/15/2040	$1,000,000	$1,131,529
Series AA, 4.00%, 6/15/2050	5,000,000	5,553,670
Series AA, 4.75%, 6/15/2035	260,000	290,210
Series AA, 4.75%, 6/15/2038	185,000	205,443
Series AA, 5.00%, 6/15/2024	100,000	109,646
Series AA, 5.00%, 6/15/2025	130,000	152,282
Series AA, 5.00%, 6/15/2026	350,000	396,071
Series AA, 5.00%, 6/15/2029	150,000	157,016
Series AA, 5.00%, 6/15/2033	150,000	156,957
Series AA, 5.00%, 6/15/2036	1,305,000	1,409,746
Series AA, 5.00%, 6/15/2038	730,000	791,304
Series AA, 5.00%, 6/15/2044	780,000	859,736
Series AA, 5.25%, 6/15/2029	90,000	104,137
Series AA, 5.25%, 6/15/2030	280,000	304,840
Series AA, 5.25%, 6/15/2031	125,000	143,705
Series AA, 5.25%, 6/15/2033	120,000	130,524
Series AA, 5.25%, 6/15/2041	200,000	227,405
Series B, 3.50%, 6/15/2046	1,395,000	1,459,220
Series B, 4.00%, 6/15/2036	200,000	225,303
Series B, 4.00%, 6/15/2050	1,355,000	1,484,150
Series B, 5.00%, 6/15/2035	2,000,000	2,434,865
Series B, 5.25%, 12/15/2023 (c)	230,000	259,125
Series B, 5.50%, 6/15/2031	160,000	161,427
Series BB, 4.00%, 6/15/2037	3,700,000	4,154,620
Series BB, 4.00%, 6/15/2044	390,000	430,135
Series C, Zero Coupon, 12/15/2024 (c)	1,130,000	1,091,372
Series C, Zero Coupon, 12/15/2028 (c)	125,000	109,647
Series C-REMK 11/25/14, 5.25%, 6/15/2032	395,000	452,426

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 12/15/2024	$645,000	$745,601
Series D, 5.25%, 12/15/2023	160,000	180,288
New Jersey, Turnpike Authority Revenue:
Series B, 5.00%, 1/1/2027	655,000	710,266
Series E, 5.00%, 1/1/2034	300,000	345,119
Newark, NJ, Housing Authority Scholarship Foundation Revenue 5.00%, 1/1/2032 (c)	435,000	516,515
South Jersey Transportation Authority Revenue:
5.00%, 11/1/2041	925,000	1,168,547
Series A, 5.00%, 11/1/2031 (c)	750,000	964,765
South Jersey, NJ, Port Corp. Revenue:
Series B, AMT5.00%, 1/1/2036	150,000	174,349
Series B, AMT5.00%, 1/1/2042	750,000	860,279
Series B, AMT5.00%, 1/1/2048	500,000	569,196
State of New Jersey General Obligation:
4.00%, 6/1/2032	180,000	191,245
Series A, 3.00%, 6/1/2032	1,100,000	1,224,586
Series A, 4.00%, 6/1/2031	3,055,000	3,732,030
Series A, 5.00%, 6/1/2025	1,600,000	1,882,548
Series A, 5.00%, 6/1/2029	2,745,000	3,509,024
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, 5.25%, 6/1/2046	5,705,000	6,817,680
Series B, 5.00%, 6/1/2046	5,000,000	5,809,223
		109,200,193
NEW MEXICO — 0.1%
City of Santa Fe NM Retmnt Facilities Rvenue Series A, 5.00%, 5/15/2044	330,000	364,386
Mariposa East Public Improvement District, Special Assessment Series C, 5.90%, 9/1/2032	190,000	192,926
New Mexico Hospital Equipment Loan Council Revenue Series A, 5.00%, 7/1/2049	500,000	553,844
Security Description	Principal Amount	Value
Winrock Town Center, NM, Tax Increment Development District No. 1,Tax Allocation 6.00%, 5/1/2040 (d)	$574,000	$584,124
		1,695,280
NEW YORK — 10.4%
Brooklyn Arena, NY, Local Development Corp. Revenue:
Zero Coupon, 7/15/2047	440,000	182,836
Series A, 3.00%, 7/15/2043 (c)	700,000	707,542
Series A, 5.00%, 7/15/2042	5,000,000	5,740,903
Build NYC Resource Corp., NY, Revenue:
AMT5.00%, 1/1/2035 (d)	265,000	293,899
5.25%, 11/1/2034	250,000	271,654
5.50%, 11/1/2044	500,000	541,454
Series A, 5.00%, 6/1/2047 (d)	150,000	165,154
Series A1, 5.25%, 6/1/2040 (d)	720,000	723,740
Series A1, 5.50%, 6/1/2055 (d)	610,000	612,673
Series B, 5.00%, 6/1/2055 (d)	1,215,000	1,243,904
Dutchess County, NY, Local Development Corp. Revenue:
5.00%, 7/1/2027	770,000	916,910
Series A, 5.00%, 7/1/2045	725,000	828,529
Series A, 5.00%, 7/1/2051 (d)	800,000	928,936
Series B, 4.00%, 7/1/2044	400,000	451,445
Series B, 4.00%, 7/1/2049	400,000	448,919
Erie County, NY, Tobacco Asset Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2038	175,000	175,177
Series A, 5.00%, 6/1/2045	635,000	635,638
Glen Cove, NY, Local Economic Assistance Corp. Revenue:
Series B, Zero Coupon, 1/1/2045	2,000,000	772,076
Series C, 5.63%, 1/1/2055	620,000	665,550
Hempstead Town Local Development Corp. 5.53%, 2/1/2040	850,000	957,944
Hudson Yards Infrastructure Corp., NY, Revenue Series A, 4.00%, 2/15/2036	120,000	134,876

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Jefferson County Civic Facility Development Corp. Revenue 5.00%, 11/1/2037	$1,185,000	$1,373,558
Jefferson County, NY, Industrial Development Revenue AMT5.25%, 1/1/2024 (d)	215,000	207,760
Metropolitan Transportation Authority Revenue:
Series A-1, 5.00%, 11/15/2040	560,000	626,916
Series A-1-GROUP 1, 5.00%, 11/15/2047	520,000	626,080
Series B, 5.00%, 11/15/2022	675,000	723,577
Series B, 5.00%, 11/15/2025	1,135,000	1,342,896
Series B, 5.00%, 11/15/2026	115,000	139,171
Series B, 5.00%, 11/15/2037	625,000	730,035
Series B, 5.25%, 11/15/2032	1,000,000	1,116,747
Series C, 4.00%, 11/15/2033	205,000	213,939
Series C, 5.00%, 11/15/2032	550,000	618,828
Series C-1, 3.25%, 11/15/2036	290,000	304,747
Series C-1, 4.75%, 11/15/2045	825,000	969,011
Series C-1, 5.00%, 11/15/2025	1,365,000	1,615,024
Series C-1, 5.00%, 11/15/2031	425,000	490,616
Series C-1, 5.25%, 11/15/2056	450,000	523,638
Series C-2, Zero Coupon, 11/15/2027	715,000	628,184
Series C-2, Zero Coupon, 11/15/2032	300,000	220,580
Series C-2, Zero Coupon, 11/15/2040	1,000,000	536,513
Series C-GROUP 2, 4.00%, 11/15/2045 (c)	500,000	563,966
Series D, 3.00%, 11/15/2032	215,000	224,246
Series D, 4.00%, 11/15/2032	550,000	571,842
Series D, 4.00%, 11/15/2042	275,000	300,965
Series D, 5.00%, 11/15/2039	585,000	650,880
Series D1, 5.00%, 11/15/2044	2,725,000	3,320,341
Series D-3, 4.00%, 11/15/2049	785,000	868,471
Security Description	Principal Amount	Value
Series E, 5.00%, 11/15/2038	$1,000,000	$1,080,980
Series F, 5.00%, 11/15/2021	100,000	102,792
Series F, 5.00%, 11/15/2022	1,780,000	1,908,099
Monroe County, PA, Industrial Development Corp. Revenue:
3.00%, 12/1/2040	850,000	876,498
5.00%, 1/1/2040	590,000	644,413
MTA Hudson Rail Yards Trust Obligations Revenue Series A, 5.00%, 11/15/2056	660,000	716,042
Nassau County Local Economic Assistance Corp. 5.00%, 7/1/2027	200,000	209,015
Nassau County, NY, General Obligation 5.00%, 4/1/2028	550,000	626,506
Nassau County, NY, Tobacco Settlement Corp. Revenue:
Series A-2, 5.25%, 6/1/2026	610,000	623,977
Series A-3, 5.00%, 6/1/2035	2,385,000	2,413,848
Series A-3, 5.13%, 6/1/2046	635,000	644,492
New York City Industrial Development Agency Revenue:
Zero Coupon, 3/1/2033 (c)	530,000	400,242
Zero Coupon, 3/1/2045 (c)	575,000	281,375
4.00%, 3/1/2045	750,000	842,284
Series A, 5.00%, 1/1/2028	500,000	628,376
New York City, Housing Development Corp.:
Series 2014-8SPR, Class D, 3.00%, 2/15/2048	100,000	102,188
Series 2014-8SPR, Class E, 3.50%, 2/15/2048	5,000,000	5,069,051
New York City, NY, Industrial Development Agency Revenue:
Zero Coupon, 3/1/2036 (c)	340,000	231,480
5.50%, 7/1/2035 (c)	235,000	300,626
5.75%, 10/1/2037 (e)	1,000,000	750,000
Series A, AMT5.00%, 7/1/2022	690,000	733,025

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
New York County, NY, Counties Tobacco Trust IV Revenue:
Series A, 5.00%, 6/1/2042	$1,545,000	$1,560,480
Series A, 5.00%, 6/1/2045	885,000	892,117
New York County, NY, Counties Tobacco Trust V Revenue Series S 3, Zero Coupon, 6/1/2055	10,000,000	979,284
New York County, NY, Counties Tobacco Trust VI Revenue:
2.45%, 6/1/2042	750,000	746,347
3.75%, 6/1/2045	225,000	226,567
5.00%, 6/1/2045	930,000	1,002,521
New York State Dormitory Authority Revenue:
4.00%, 8/1/2036	985,000	1,109,529
4.00%, 9/1/2050	500,000	556,456
5.00%, 7/1/2026	500,000	583,692
5.00%, 10/1/2026	165,000	201,804
5.25%, 7/1/2031 (c)	265,000	306,138
Series A, 4.00%, 11/1/2026	360,000	362,450
Series A, 5.00%, 7/1/2029	1,340,000	1,601,836
Series A, 5.00%, 8/1/2032	130,000	159,118
Series A, 5.00%, 7/1/2034	615,000	720,504
Series A, 5.00%, 7/1/2036	500,000	586,497
New York State Environmental Facilities Corp. Revenue VRN2.75%, 9/1/2050 (b)	1,475,000	1,518,368
New York State, Convention Center Development Corp. Revenue Series B, Zero Coupon, 11/15/2036	235,000	154,844
New York State, Dormitory Authority Revenue:
5.00%, 8/1/2034	915,000	1,112,797
Series A, 4.25%, 5/1/2042	285,000	295,078
Series A, 5.15%, 7/1/2024 (c)	500,000	549,027
Series A, 5.50%, 1/1/2039	400,000	428,523
Series A, 5.50%, 1/1/2044	850,000	905,471
New York State, Liberty Development Corp. Revenue:
2.45%, 9/15/2069	3,000,000	3,078,715
7.25%, 11/15/2044 (d)	2,815,000	3,119,621
Series 1, 5.00%, 11/15/2044 (d)	5,775,000	6,301,730
Series 2, 5.00%, 9/15/2043	150,000	155,203
Series 2, 5.38%, 11/15/2040 (d)	2,095,000	2,332,353
Security Description	Principal Amount	Value
New York State, Thruway Authority Revenue:
Series B, 4.00%, 1/1/2045 (c)	$1,000,000	$1,141,838
Series L, 5.00%, 1/1/2033	610,000	753,690
New York State, Transportation Development Corp. Revenue:
AMT4.00%, 10/1/2030	1,000,000	1,158,952
4.38%, 10/1/2045	8,305,000	9,477,522
AMT5.00%, 8/1/2021	1,000,000	1,014,166
AMT5.00%, 1/1/2023	525,000	562,021
AMT5.00%, 8/1/2026	2,790,000	2,827,414
AMT5.00%, 1/1/2027	350,000	419,262
5.00%, 1/1/2028	275,000	337,001
AMT5.00%, 1/1/2031	530,000	637,551
AMT5.00%, 8/1/2031	3,930,000	3,981,797
AMT5.00%, 1/1/2032	2,000,000	2,396,256
5.00%, 10/1/2035	5,875,000	7,302,824
AMT5.00%, 1/1/2036	5,500,000	6,510,003
AMT5.00%, 10/1/2040	1,035,000	1,267,054
AMT5.00%, 7/1/2046	1,500,000	1,675,683
AMT5.25%, 8/1/2031	1,475,000	1,789,802
AMT5.38%, 8/1/2036	740,000	887,965
Series A, AMT4.00%, 7/1/2037 (c)	100,000	108,442
Series A, AMT4.00%, 12/1/2038	900,000	1,014,891
Series A, AMT4.00%, 12/1/2039	1,675,000	1,883,796
Series A, AMT4.00%, 12/1/2040	2,825,000	3,142,341
Series A, AMT4.00%, 12/1/2041	1,000,000	1,108,758
Series A, AMT4.00%, 12/1/2042	1,505,000	1,665,402
Series A, AMT5.00%, 7/1/2030	170,000	192,662
Series A, 5.00%, 12/1/2031	850,000	1,056,658
Series A, 5.00%, 12/1/2035	655,000	808,974
Series A, AMT5.00%, 12/1/2037	1,270,000	1,562,383
Series A, AMT5.00%, 7/1/2041	515,000	576,888
Port Authority of New York & New Jersey Revenue:
Series 221, AMT4.00%, 7/15/2045	960,000	1,084,514
Series 223, AMT4.00%, 7/15/2046	1,350,000	1,533,051
Series 223, AMT5.00%, 7/15/2056	975,000	1,208,751

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Ramapo, NY, Local Development Corp. Revenue 5.00%, 3/15/2041	$385,000	$400,073
Suffolk, NY, Tobacco Asset Securitization Corp. Revenue Series C, 6.63%, 6/1/2044	500,000	515,290
Syracuse, NY, Industrial Development Agency Revenue:
AMT5.00%, 1/1/2030	150,000	151,627
AMT5.00%, 1/1/2031	2,070,000	2,082,851
AMT5.00%, 1/1/2032	100,000	100,495
AMT5.00%, 1/1/2033	150,000	150,616
TSASC, Inc., NY, Revenue:
Series B, 5.00%, 6/1/2045	6,525,000	7,111,442
Series B, 5.00%, 6/1/2048	2,950,000	3,187,912
Westchester County, NY, Healthcare Corp. Revenue Series A, 5.00%, 11/1/2044	337,000	362,281
Westchester County, NY, Industrial Development Agency Revenue AMT7.00%, 6/1/2046 (d)	700,000	738,373
Westchester County, NY, Local Development Corp. Revenue 3.75%, 11/1/2037	275,000	282,197
Westchester Tobacco Asset Securitization, NY Revenue Series C, 5.13%, 6/1/2051	165,000	187,246
		163,999,384
NORTH CAROLINA — 0.2%
Nash, NC, Health Care Systems Revenue 5.00%, 11/1/2041	110,000	112,597
North Carolina State, Medical Care Commission Revenue:
5.00%, 7/1/2045	500,000	507,204
Series A, 4.00%, 7/1/2044	500,000	511,975
Series A, 5.00%, 7/1/2044	500,000	551,662
North Carolina, Department of Transportation Revenue:
AMT5.00%, 12/31/2037	250,000	277,118
AMT5.00%, 6/30/2054	575,000	627,781
		2,588,337
NORTH DAKOTA — 0.0% (a)
County of Grand Forks Industrial Revenue AMT6.38%, 12/15/2043	250,000	223,752
Security Description	Principal Amount	Value
Williston, ND, Parks & Recreation District Revenue Series A, 4.00%, 3/1/2032	$190,000	$162,221
		385,973
OHIO — 4.5%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Series B-2, 5.00%, 6/1/2055	44,275,000	49,880,653
Series B-3, Zero Coupon, 6/1/2057	12,500,000	1,890,110
City of Chillicothe, OH, Hospital Facilities Revenue 5.00%, 12/1/2037	285,000	342,471
City of Cleveland OH Revenue AMT5.38%, 9/15/2027	1,300,000	1,304,064
County of Hamilton, OH, Health Care Revenue:
3.75%, 8/15/2050	750,000	825,003
5.00%, 1/1/2051	750,000	803,093
County of Licking, OH, Health Care Revenue Series A, 5.88%, 7/1/2035	250,000	179,940
County of Montgomery, OH, Hospital Facilities Revenue 5.00%, 2/15/2048	390,000	404,321
Cuyahoga County, OH, Hospital Revenue:
5.00%, 2/15/2028	250,000	300,301
5.00%, 2/15/2042	200,000	230,271
5.00%, 2/15/2057	200,000	227,224
5.25%, 2/15/2047	100,000	115,703
5.50%, 2/15/2052	785,000	918,325
5.50%, 2/15/2057	1,500,000	1,751,078
Lake County, OH, Port & Economic Development Authority Revenue Series A, 6.75%, 12/1/2052 (d) (e)	550,000	192,500
Licking County, OH, Health Care Facilities Revenue Series A, 6.00%, 7/1/2050	200,000	143,720
Lucas, OH, Hospital Revenue Series A, 4.13%, 11/15/2042 (c)	600,000	670,939
Montgomery County, OH, Hospital Revenue 6.25%, 4/1/2049 (d)	500,000	236,160

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Muskingum County, OH, Hospital Facilities Revenue:
5.00%, 2/15/2033	$1,000,000	$1,045,893
5.00%, 2/15/2044	200,000	207,639
Ohio Air Quality Development Authority Revenue:
2.60%, 6/1/2041 (b)	200,000	211,144
3.25%, 9/1/2029	3,000,000	3,181,160
Ohio State, Air Quality Development Authority Revenue:
AMT4.25%, 1/15/2038 (d)	215,000	237,470
5.00%, 7/1/2049 (d)	2,270,000	2,493,015
AMT6.75%, 6/1/2024	700,000	716,626
Ohio State, Higher Educational Facility Commission Revenue 3.25%, 12/1/2036	100,000	105,154
Ohio State, Turnpike Commission Revenue Series A-2, Zero Coupon, 2/15/2037	290,000	203,287
Port of Greater Cincinnati Development Authority Revenue Series B, 5.00%, 12/1/2046	240,000	246,657
Portage County, OH, Port Authority Revenue 5.00%, 6/1/2044	475,000	487,606
Southeastern, OH, Port Authority, Hospital Facilities Revenue:
5.00%, 12/1/2022	245,000	255,285
5.00%, 12/1/2043	250,000	264,612
5.50%, 12/1/2043	400,000	433,802
5.75%, 12/1/2032	200,000	210,809
6.00%, 12/1/2042	550,000	566,828
Wood County, OH, Hospital Facilities Revenue 5.00%, 12/1/2042	160,000	161,288
		71,444,151
OKLAHOMA — 0.9%
Norman, OK, Regional Hospital Authority 3.25%, 9/1/2039	555,000	580,421
Oklahoma Development Finance Authority Revenue:
5.00%, 7/1/2035	105,000	114,696
Series A, 5.00%, 8/1/2047	935,000	668,525
Series B, 5.00%, 8/15/2028	400,000	493,252
Series B, 5.00%, 8/15/2038	250,000	298,232
Security Description	Principal Amount	Value
Series B, 5.25%, 8/15/2043	$3,105,000	$3,738,477
Series B, 5.25%, 8/15/2048	2,250,000	2,691,442
Series B, 5.50%, 8/15/2052	1,000,000	1,213,804
Series B, 5.50%, 8/15/2057	2,615,000	3,166,960
Payne County, OK, Economic Development Authority Revenue:
4.75%, 11/1/2023 (e)	199,640	998
Series A, 6.88%, 11/1/2046 (e)	33,274	166
Tulsa, OK, Airports Improvement Trust Revenue:
AMT, VRN5.00%, 6/1/2035 (b)	1,000,000	1,104,098
Series B-REMK-06/11/13, AMT5.50%, 12/1/2035	700,000	747,623
		14,818,694
OREGON — 0.4%
Multnomah County, OR, Hospital Facilities Authority Revenue Series A, 5.50%, 10/1/2049	1,000,000	1,066,839
Oregon State, Business Development Commission Revenue:
Series A, AMT6.50%, 4/1/2031 (d) (e)	2,000,000	640,000
Series D, AMT6.50%, 4/1/2031 (d) (e)	750,000	240,000
Polk County, OR, Hospital Facility Authority Revenue 5.38%, 7/1/2045	1,630,000	1,677,395
Port of Portland OR Airport Revenue:
Series TWENTY-SEVEN-A, AMT4.00%, 7/1/2050	1,000,000	1,116,802
Series TWENTY-SEVEN-A, AMT5.00%, 7/1/2038	605,000	750,092
Yamhill County Hospital Authority Revenue 5.00%, 11/15/2036	300,000	319,789
		5,810,917
PENNSYLVANIA — 4.6%
Allegheny County Sanitary Authority Revenue 5.00%, 12/1/2045	950,000	1,110,120
Allegheny County, PA, Hospital Development Authority Revenue:
Series A, 4.00%, 4/1/2037	800,000	900,079

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2047	$1,850,000	$2,168,643
Allegheny County, PA, Industrial Development Authority Revenue:
4.88%, 11/1/2024	2,025,000	2,164,876
AMT5.75%, 8/1/2042	250,000	259,000
Allentown, PA, Neighborhood Improvement Zone Development Authority Revenue:
5.00%, 5/1/2028 (d)	1,755,000	2,086,593
5.00%, 5/1/2042 (d)	1,390,000	1,593,054
Berks County, Municipal Authority Revenue:
Series A, 4.25%, 11/1/2041	400,000	392,534
Series A, 5.00%, 11/1/2040	1,705,000	1,709,012
Series A, 5.00%, 11/1/2044	285,000	285,253
Series B, 5.00%, 2/1/2040 (b)	2,000,000	2,178,566
Berks County, PA, Industrial Development Authority Revenue:
3.75%, 11/1/2042	1,240,000	1,137,587
4.00%, 11/1/2047	505,000	476,352
5.00%, 11/1/2025	1,065,000	1,156,175
5.00%, 11/1/2028	1,125,000	1,219,563
5.00%, 11/1/2030	980,000	1,043,431
5.00%, 11/1/2034	1,260,000	1,321,794
5.00%, 11/1/2036	400,000	415,217
5.00%, 11/1/2047	2,010,000	2,015,222
5.00%, 11/1/2050	1,080,000	1,080,275
Centre County, PA, Hospital Authority Revenue Series A, 3.75%, 11/15/2041	385,000	406,687
Chambersburg Area Municipal Authority Revenue 6.00%, 10/1/2048	500,000	551,428
Chester County Health & Education Facilities Authority Revenue 5.00%, 12/1/2051	975,000	968,879
County of Lehigh PA Revenue 5.00%, 7/1/2027	155,000	193,702
Cumberland County, PA, Municipal Authority Revenue:
5.00%, 1/1/2038	295,000	325,194
5.25%, 1/1/2032	220,000	223,856
Dauphin County General Authority Revenue:
5.00%, 10/15/2027 (d)	600,000	645,943
Security Description	Principal Amount	Value
Series A, 3.00%, 6/1/2033	$750,000	$793,117
Delaware County, PA, Authority Revenue:
4.00%, 8/1/2040	100,000	108,029
4.00%, 8/1/2045	170,000	182,398
5.25%, 10/1/2032	115,000	116,874
Delaware County, PA, Industrial Development Authority Revenue:
Series A, 5.13%, 6/1/2046 (d)	995,000	1,084,832
Series A, 5.25%, 8/15/2030	280,000	280,077
Series A, 6.13%, 8/15/2040	700,000	700,378
Delaware River JT Toll Bridge Commission Revenue 5.00%, 7/1/2042	500,000	602,753
Delaware Valley, PA, Regional Finance Authority Revenue 5.75%, 7/1/2032	150,000	212,002
Doylestown Hospital Authority Revenue Series A, 5.00%, 7/1/2046	110,000	119,613
Fulton County, PA, Industrial Development Authority Revenue 4.00%, 7/1/2028	1,300,000	1,362,851
Hazleton Area School District, General Obligation:
Series B, Zero Coupon, 3/1/2024 (c)	100,000	96,696
Series B, Zero Coupon, 3/1/2025 (c)	160,000	151,784
Lancaster County, PA, Hospital Authority Revenue:
5.00%, 4/1/2027	420,000	429,197
5.00%, 3/1/2045	390,000	420,996
5.13%, 7/1/2037	390,000	424,311
5.25%, 7/1/2041	180,000	195,406
Lehigh County, PA, General Purpose Authority Revenue:
3.25%, 11/1/2041	140,000	144,307
4.00%, 11/1/2041	250,000	267,899
Monroe County, PA, Industrial Development Authority Revenue 6.88%, 7/1/2033 (d)	270,000	278,186
Montgomery County, Higher Education & Health Authority Revenue 5.00%, 12/1/2032	250,000	279,956

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Montgomery County, PA, Higher Education & Health Authority Revenue:
5.00%, 9/1/2028	$500,000	$628,915
5.00%, 9/1/2031	325,000	399,886
5.00%, 9/1/2035	300,000	364,595
Series A, 5.00%, 10/1/2026	110,000	120,312
Montgomery County, PA, Industrial Development Authority Revenue:
4.50%, 1/15/2032	1,095,000	1,192,055
5.00%, 11/15/2036	100,000	115,674
5.25%, 1/15/2030	1,500,000	1,697,734
5.25%, 1/1/2040	205,000	214,166
Moon Industrial Development Authority, PA, Revenue 6.00%, 7/1/2045	1,060,000	1,117,309
Northampton County, PA, General Purpose Authority Revenue:
5.00%, 8/15/2046	635,000	722,470
5.00%, 8/15/2048	630,000	745,346
Pennsylvania State, Economic Development Financing Authority Revenue:
AMT5.00%, 6/30/2023	160,000	175,668
AMT5.00%, 12/31/2028	360,000	427,686
AMT5.00%, 12/31/2034	400,000	465,965
Series A-1, 10.00%, 12/1/2040 (d)	345,000	367,902
Series A-2, AMT10.00%, 12/1/2040 (d)	345,000	367,902
Series A-RE, 6.40%, 12/1/2038	1,000,000	884,889
Pennsylvania State, Housing Finance Agency Revenue Series A, 4.25%, 10/1/2035	100,000	62,265
Pennsylvania, State Higher Educational Facilities Authority Revenue:
4.00%, 11/1/2032	170,000	170,717
5.00%, 11/1/2027	880,000	905,854
5.00%, 5/1/2035	150,000	171,938
5.00%, 11/1/2036	980,000	1,103,724
5.00%, 5/1/2037	2,000,000	2,049,155
5.00%, 5/1/2042	500,000	510,747
5.00%, 11/1/2042	140,000	142,408
Series A, 5.00%, 9/1/2045	280,000	312,611
Pennsylvania, Turnpike Commission Highway Revenue:
5.00%, 6/1/2030	395,000	469,181
5.00%, 12/1/2036	600,000	710,636
Security Description	Principal Amount	Value
Series A, 4.00%, 12/1/2049 (c)	$905,000	$1,034,745
Series A-1, 5.00%, 12/1/2037	380,000	465,718
Series A-2, 5.00%, 12/1/2028	500,000	604,300
Series B-2, 1.00%, 12/1/2037	1,610,000	1,591,008
Series C, 6.25%, 6/1/2033 (c)	365,000	459,872
Series E, 6.00%, 12/1/2030	435,000	568,480
Pennsylvania, Turnpike Commission Revenue:
Series A, 4.00%, 12/1/2049	1,395,000	1,575,023
Series B-1, 5.00%, 6/1/2037	345,000	416,310
Philadelphia, PA, Authority for Industrial Development Revenue:
5.00%, 7/1/2037	290,000	305,200
5.00%, 6/15/2050	500,000	538,125
5.38%, 6/15/2050 (d)	570,000	602,393
8.20%, 12/1/2043	330,000	374,556
Series A, 4.00%, 9/1/2047	385,000	423,831
Series A, 5.00%, 9/1/2042	1,200,000	1,414,331
Philadelphia, PA, General Obligation:
5.00%, 8/1/2031	1,000,000	1,234,563
Series A, 5.00%, 7/15/2038	100,000	111,298
Series B, 5.00%, 8/1/2033	110,000	129,288
Series B, 5.00%, 2/1/2037	775,000	976,079
Series B, 5.00%, 2/1/2039	1,275,000	1,593,496
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue:
5.00%, 7/1/2026	325,000	379,359
5.00%, 7/1/2031	845,000	983,880
5.00%, 7/1/2032	1,610,000	1,868,865
Series A, 5.63%, 7/1/2042	430,000	452,209
Philadelphia, PA, School District General Obligation Series A, 5.00%, 6/1/2034	140,000	193,731
Scranton, PA, General Obligation 5.00%, 11/15/2032	380,000	404,660
Scranton, PA, Redevelopment Authority Revenue Series A, 5.00%, 11/15/2028	195,000	199,325
West Shore, PA, Area Authority Revenue Series A, 5.00%, 7/1/2030	150,000	164,292
		71,963,344

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
PUERTO RICO — 10.5%
Children's Trust Fund, PR, Tobacco Settlement Revenue:
5.50%, 5/15/2039	$720,000	$737,055
5.63%, 5/15/2043	3,790,000	3,808,992
Series A, Zero Coupon, 5/15/2050	8,000,000	1,243,964
Series A, Zero Coupon, 5/15/2057	120,000,000	8,460,228
Series B, Zero Coupon, 5/15/2057	13,200,000	715,959
Commonwealth of Puerto Rico, General Obligation Series A, 5.00%, 7/1/2035 (c)	720,000	744,266
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Series A, 4.00%, 7/1/2022	100,000	103,614
Series A, 4.25%, 7/1/2025	1,070,000	1,112,169
Series A, 5.00%, 7/1/2021	100,000	101,016
Series A, 5.00%, 7/1/2033	3,045,000	3,194,789
Series A, 5.13%, 7/1/2037	3,440,000	3,614,668
Series A, 5.25%, 7/1/2029	1,250,000	1,315,630
Series A, 5.25%, 7/1/2042	3,870,000	4,073,175
Series A, 5.75%, 7/1/2037	2,350,000	2,488,770
Series A, 6.00%, 7/1/2047	2,665,000	2,831,095
Series A, 6.13%, 7/1/2024	315,000	344,123
Puerto Rico Convention Center District Authority Revenue:
Series A, 4.50%, 7/1/2036 (c)	350,000	356,339
Series A, 5.00%, 7/1/2031 (c)	165,000	168,822
Puerto Rico Electric Power Authority Revenue:
Series NN, 5.25%, 7/1/2023 (c)	120,000	126,428
Series RR, 5.00%, 7/1/2026	140,000	140,172
Series V V, 5.25%, 7/1/2025 (c)	710,000	770,852
Series V V, 5.25%, 7/1/2026 (c)	795,000	873,464
Series V V, 5.25%, 7/1/2027 (c)	920,000	1,082,792
Series V V, 5.25%, 7/1/2034 (c)	770,000	851,958
Puerto Rico Highways & Transportation Authority Revenue:
Series CC, 5.25%, 7/1/2033 (c)	120,000	147,181
Series N, 5.25%, 7/1/2034 (c)	345,000	426,711
Security Description	Principal Amount	Value
Series N, 5.25%, 7/1/2036 (c)	$850,000	$1,056,548
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue 5.00%, 10/1/2042	515,000	522,725
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue 5.00%, 3/1/2036	200,000	199,763
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue:
Series A, 5.00%, 7/1/2033 (c)	505,000	511,626
Series A, 6.00%, 7/1/2033	100,000	100,878
Puerto Rico Infrastructure Financing Authority Revenue:
Series A, Zero Coupon, 7/1/2033 (c)	100,000	47,859
Series A, Zero Coupon, 7/1/2036 (c)	155,000	80,522
Series A, Zero Coupon, 7/1/2043 (c)	710,000	271,205
Series C, 5.50%, 7/1/2025 (c)	425,000	463,313
Series C, 5.50%, 7/1/2026 (c)	480,000	527,889
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2024	411,000	385,744
Series A-1, Zero Coupon, 7/1/2027	669,000	586,096
Series A-1, Zero Coupon, 7/1/2029	2,281,000	1,878,573
Series A-1, Zero Coupon, 7/1/2031	9,106,000	6,969,186
Series A-1, Zero Coupon, 7/1/2033	5,898,000	4,186,540
Series A-1, Zero Coupon, 7/1/2046	26,560,000	8,105,315
Series A-1, Zero Coupon, 7/1/2051	28,710,000	6,319,120
Series A-1, 4.50%, 7/1/2034	2,065,000	2,227,606
Series A-1, 4.55%, 7/1/2040	2,730,000	2,958,783
Series A-1, 4.75%, 7/1/2053	14,579,000	15,831,400

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A-1, 5.00%, 7/1/2058	$26,907,000	$29,629,450
Series A-2, 4.33%, 7/1/2040	27,082,000	28,970,157
Series A-2, 4.54%, 7/1/2053	4,058,000	4,351,253
Series A-2, 4.55%, 7/1/2040	100,000	99,500
Series A-2, 4.78%, 7/1/2058	7,777,000	8,415,531
		164,530,814
RHODE ISLAND — 0.1%
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Zero Coupon, 6/1/2052	630,000	101,548
Series B, Zero Coupon, 6/1/2052	5,000,000	763,249
		864,797
SOUTH CAROLINA — 0.5%
South Carolina State, Jobs - Economic Development Authority Revenue:
5.00%, 11/1/2037	500,000	555,617
5.25%, 11/15/2047	1,750,000	1,867,689
Series A, 7.00%, 11/1/2033	270,000	300,792
Series S, 3.00%, 8/15/2038	1,035,000	1,052,890
Series S, 5.25%, 8/15/2033	100,000	116,235
South Carolina State, Ports Authority Revenue:
AMT4.00%, 7/1/2040	245,000	266,942
Series B, AMT4.00%, 7/1/2049	1,000,000	1,120,708
South Carolina State, Public Service Authority Revenue:
Series A, 4.00%, 12/1/2034	410,000	490,326
Series A, 5.00%, 12/1/2055	255,000	291,089
Series B, 4.00%, 12/1/2056	360,000	397,318
Series B, 5.13%, 12/1/2043	660,000	733,948
Series C, 5.00%, 12/1/2046	155,000	176,053
Series E, 5.25%, 12/1/2055	305,000	356,602
Security Description	Principal Amount	Value
Spartanburg, SC, Regional Health Services District Revenue Series A, 3.63%, 4/15/2039	$195,000	$209,350
		7,935,559
SOUTH DAKOTA — 0.0% (a)
South Dakota Health & Educational Facilities Authority Revenue:
5.00%, 9/1/2028	100,000	122,723
5.00%, 9/1/2032	215,000	257,966
		380,689
TENNESSEE — 0.9%
Bristol, TN, Industrial Development Board Revenue Series A, 5.13%, 12/1/2042 (d)	400,000	404,733
Chattanooga, TN, Health Educational & Housing Facility Board Revenue:
Series A-, 3.25%, 8/1/2044	200,000	210,256
Series A-, 4.00%, 8/1/2036	1,000,000	1,147,154
Series A-, 4.00%, 8/1/2037	1,080,000	1,234,920
Series A-, 5.00%, 8/1/2044	550,000	666,908
Series A-, 5.00%, 8/1/2049	1,000,000	1,203,506
Greeneville, TN, Health & Educational Facilities Board Revenue 4.00%, 7/1/2040	650,000	717,996
Knox County, TN, Health Educational & Housing Facility Board Revenue 5.00%, 4/1/2031	240,000	282,753
Memphis-Shelby County, TN, Industrial Development Board, Tax Allocation Series A, 5.50%, 7/1/2037	100,000	99,349
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facility Revenue Series A, 5.63%, 6/15/2047 (d)	370,000	222,000
Metropolitan Nashville, TN, Airport Authority Revenue:
Series A, 4.00%, 7/1/2054	500,000	565,852
Series B, AMT5.00%, 7/1/2043	100,000	114,540

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B, AMT5.00%, 7/1/2054	$4,000,000	$4,830,662
Nashville Metropolitan Development & Housing Agency, TN, Tax Increment Revenue 5.13%, 6/1/2036 (d)	430,000	486,068
Shelby County, TN, Health Educational & Housing Facilities Board Revenue:
5.00%, 5/1/2029	535,000	646,069
Series A, 5.50%, 9/1/2047	400,000	379,209
Tennessee State, Energy Acquisition Corp., Gas Revenue:
VRN4.00%, 11/1/2049 (b)	500,000	567,257
Series C, 5.00%, 2/1/2024	100,000	111,848
Series C, 5.00%, 2/1/2027	830,000	995,218
		14,886,298
TEXAS — 4.2%
Arlington, TX, Higher Education Finance Corp. Revenue:
Series A, 5.00%, 6/15/2046	225,000	226,169
Series A, 5.00%, 8/15/2048	15,000	16,131
Austin Convention Enterprises Inc Revenue:
Series B, 5.00%, 1/1/2032	1,840,000	1,834,298
Series B, 5.00%, 1/1/2034	300,000	296,155
Austin Convention Enterprises, Inc., TX, Convention Center Revenue Series A, 5.00%, 1/1/2034	400,000	439,050
Central Texas Regional Mobility Authority Revenue 3.38%, 1/1/2041	2,315,000	2,449,008
City of Austin TX Airport System Revenue Series B, AMT5.00%, 11/15/2048	1,000,000	1,210,017
City of Fort Worth TX, General Obligation 5.00%, 3/1/2028	100,000	104,213
Clifton Higher Education Finance Corp. Revenue:
Series D, 5.25%, 8/15/2027	530,000	612,861
Series D, 5.25%, 8/15/2028	1,000,000	1,149,953
Series D, 6.13%, 8/15/2048	3,010,000	3,460,755
Security Description	Principal Amount	Value
Clifton, TX, Higher Education Finance Corp. Educational Revenue:
Series A, 3.95%, 12/1/2032	$115,000	$117,031
Series A, 4.35%, 12/1/2042	290,000	294,921
County of Bexar TX Revenue:
3.75%, 8/15/2041 (c)	700,000	732,402
5.00%, 8/15/2039	650,000	686,292
Dallas County, TX, Flood Control District No. 1, General Obligation 5.00%, 4/1/2028 (d)	500,000	519,980
Decatur, TX, Hospital Authority Revenue:
Series A, 6.63%, 9/1/2031	300,000	329,240
Series A-REF, 5.25%, 9/1/2029	335,000	371,126
El Paso County, TX, Hospital District, General Obligation:
4.00%, 8/15/2036	200,000	215,122
4.00%, 8/15/2038	200,000	214,112
5.00%, 8/15/2037	200,000	229,704
Grand Parkway Transportation Corp. Revenue:
4.00%, 10/1/2038	715,000	845,883
4.00%, 10/1/2049	1,085,000	1,251,019
Gulf Coast, TX, Industrial Development Authority Revenue AMT4.88%, 5/1/2025	650,000	665,229
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue 5.00%, 11/15/2027	890,000	1,089,883
Harris County, TX, Improvement District No. 18, General Obligation 3.38%, 9/1/2041	120,000	124,034
Harris County-Houston, TX, Sports Authority Revenue:
Series H, Zero Coupon, 11/15/2036 (c)	105,000	54,086
Series H, Zero Coupon, 11/15/2040 (c)	420,000	166,097
Series H, Zero Coupon, 11/15/2041 (c)	1,065,000	394,684
Houston, TX, Airport System Revenue:
AMT5.00%, 7/15/2027	2,500,000	2,931,528
Series A, AMT5.00%, 7/1/2024	100,000	101,123
Series A, AMT5.00%, 7/1/2027	610,000	714,855

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, AMT6.50%, 7/15/2030	$300,000	$306,533
Series B-1, AMT5.00%, 7/15/2035	3,000,000	3,301,712
Series C, AMT5.00%, 7/15/2027	1,500,000	1,758,917
Series D, 5.00%, 7/1/2029	115,000	144,124
Love Field, TX, Airport Modernization Corp. Revenue 5.25%, 11/1/2040	60,000	61,198
Lower Colorado, TX, River Authority Revenue:
5.00%, 5/15/2039	805,000	872,282
5.00%, 5/15/2041	810,000	1,017,603
Matagorda County, TX, Navigation District No. 1, Revenue Series A, 4.40%, 5/1/2030 (c)	495,000	597,289
Mesquite, TX, Health Facility Development Corp. Revenue 5.13%, 2/15/2042	1,600,000	1,257,219
Mission, TX, Economic Development Corp. Revenue:
AMT4.63%, 10/1/2031 (d)	3,000,000	3,188,204
AMT6.50%, 12/1/2033 (d)	565,000	339,000
AMT7.75%, 1/1/2045 (d) (e)	923,652	73,892
New Hope, Cultural Education Facilities Corp. Revenue:
5.00%, 11/15/2031	850,000	909,367
5.00%, 11/15/2036	1,100,000	1,165,229
5.00%, 1/1/2047	500,000	535,911
5.00%, 7/1/2051	885,000	884,932
5.50%, 1/1/2049	1,000,000	1,032,943
Series A, 5.00%, 7/1/2047	1,000,000	860,000
Series A, 5.38%, 11/15/2036	500,000	460,019
Series A, 5.50%, 7/1/2045	250,000	281,309
Series A, 5.50%, 7/1/2054	100,000	104,110
New York State, Transportation Development Corp. Revenue Series A, 5.13%, 8/15/2047	1,375,000	1,384,519
North Fort Bend Water Authority System Revenue Series A, 4.00%, 12/15/2040	750,000	886,626
North Texas Tollway Authority Revenue:
Zero Coupon, 1/1/2029 (c)	315,000	281,546
Security Description	Principal Amount	Value
Zero Coupon, 1/1/2030 (c)	$1,340,000	$1,162,603
4.00%, 1/1/2037	500,000	566,576
4.00%, 1/1/2038	595,000	672,577
Series I, 6.20%, 1/1/2042 (c)	180,000	212,806
Port of Beaumont Navigation District Revenue AMT4.00%, 1/1/2050 (d)	1,275,000	1,307,004
Pottsboro, TX, Higher Education Finance Corp., Education Revenue Series A, 5.00%, 8/15/2036	300,000	327,170
Red River Education Finance Corp., TX, Revenue 5.00%, 6/1/2046	10,000	11,108
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue:
Series A, 7.50%, 11/15/2034	1,000,000	1,084,336
Series A, 8.00%, 11/15/2049	385,000	417,936
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue Series A, 7.75%, 11/15/2044	1,250,000	1,349,351
SA Energy Acquisition Public Facility Corp., Revenue:
5.50%, 8/1/2025	205,000	243,747
5.50%, 8/1/2027	150,000	187,401
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue:
4.00%, 5/15/2027	500,000	530,886
4.50%, 11/15/2021 (e)	715,000	323,537
5.00%, 10/1/2044	200,000	216,327
5.25%, 11/15/2047	110,000	98,558
5.63%, 11/15/2041 (e)	500,000	226,250
6.38%, 2/15/2041	450,000	358,693
6.75%, 11/15/2047	1,400,000	1,543,801
6.75%, 11/15/2052	300,000	329,981
Series A, 5.00%, 11/15/2037	445,000	510,110
Series B, 4.00%, 11/15/2025	235,000	227,485
Series B, 4.50%, 11/15/2036	190,000	163,442
Series B, 5.00%, 11/15/2046	200,000	226,459

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Texas State, Municipal Gas Acquisition & Supply Corp. I Revenue Series D, 6.25%, 12/15/2026	$215,000	$252,607
Texas State, Private Activity Bond Surface Transportation Corp. Revenue:
AMT5.00%, 12/31/2040	780,000	880,175
AMT5.00%, 12/31/2045	350,000	392,232
5.00%, 12/31/2055	490,000	546,574
6.75%, 6/30/2043	250,000	283,439
7.00%, 12/31/2038	225,000	256,716
Series A, 5.00%, 12/31/2035	830,000	1,034,125
Texas State, Turnpike System Revenue:
Series C, 5.00%, 8/15/2034	500,000	559,891
Series C, 5.00%, 8/15/2037	500,000	557,270
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	406,850
6.25%, 9/1/2040	370,000	381,140
6.38%, 9/1/2045	505,000	520,881
Woodloch Health Facilities Development Corp., TX, Revenue Series A1, 6.75%, 12/1/2051 (d) (e)	2,000,000	1,361,496
		65,282,985
U. S. VIRGIN ISLANDS — 0.6%
Virgin Islands Public Finance Authority Revenue:
Series A, 4.00%, 7/1/2021	40,000	39,864
Series A, 5.00%, 10/1/2025	410,000	410,917
Series A, 5.00%, 10/1/2029	2,345,000	2,350,245
Series A, 5.00%, 7/1/2031	1,435,000	1,356,310
Series A, 5.00%, 10/1/2032	415,000	410,863
Series A1, 4.50%, 10/1/2024	295,000	291,349
Series A1, 5.00%, 10/1/2029	100,000	100,224
Series A1, 5.00%, 10/1/2039	345,000	345,772
Series B, 5.00%, 10/1/2024	100,000	100,189
Series B, 5.00%, 10/1/2025	730,000	717,151
Series B, 5.25%, 10/1/2029	895,000	878,797
Security Description	Principal Amount	Value
Series B, 6.63%, 10/1/2029	$675,000	$677,970
Series B, 6.75%, 10/1/2037	100,000	100,464
Series C, 5.00%, 10/1/2030	1,000,000	937,385
		8,717,500
UTAH — 0.1%
Box Elder County, UT, Solid Waste Disposal Revenue Series A, AMT8.00%, 12/1/2039 (d) (e)	320,000	266,346
Salt Lake City Corp., Airport Revenue Series A, AMT5.00%, 7/1/2028	150,000	183,554
Utah Infrastructure Agency Revenue 4.00%, 10/15/2036	1,000,000	1,138,755
		1,588,655
VERMONT — 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue 5.00%, 12/1/2046	835,000	964,577
Vermont State, Economic Development Authority Revenue Series A, 5.00%, 5/1/2047	1,000,000	1,024,141
		1,988,718
VIRGINIA — 1.3%
Amherst, VA, Industrial Development Authority Revenue 5.00%, 9/1/2026	105,000	104,211
Arlington County Industrial Development Authority Revenue 5.00%, 7/1/2031	500,000	652,016
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (d)	335,000	347,861
Chesapeake, VA, Chesapeake Expressway Toll Road Revenue Series A, 5.00%, 7/15/2047	50,000	52,186
City of Hopewell VA Sewer System Revenue Series A, 5.00%, 7/15/2042	300,000	303,065

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Danville, VA, Industrial Development Authority Revenue Series A, 5.00%, 10/1/2047	$385,000	$400,117
Farmville Industrial Development Authority Revenue Series A, 5.00%, 1/1/2059	1,000,000	1,147,250
Hanover County Economic Development Authority Revenue Series A, 4.50%, 7/1/2030	250,000	256,270
Henrico County, VA, Economic Development Authority Revenue Series C, 5.00%, 12/1/2047	1,000,000	1,126,239
Lexington, VA, Industrial Development Authority Revenue 4.00%, 1/1/2031	10,000	10,459
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (d)	975,000	1,013,112
Newport News, VA, Economic Development Authority Revenue 5.00%, 12/1/2038	755,000	838,144
Norfolk, VA, Redevelopment & Housing Authority Revenue:
5.38%, 1/1/2035	250,000	263,499
Series A, 5.00%, 1/1/2049	2,000,000	2,085,778
Peninsula Town Center, VA, Community Development Authority Revenue 5.00%, 9/1/2037 (d)	1,950,000	2,107,303
Tobacco Settlement Financing Corp., NJ, Revenue Series A, 5.00%, 6/1/2029	175,000	219,002
Tobacco Settlement Financing Corp., VA, Revenue:
Series B1, 5.00%, 6/1/2047	4,435,000	4,457,453
Series C-1ST SUB, Zero Coupon, 6/1/2047	3,060,000	708,941
Virginia State, College Building Authority Revenue Series A, 5.00%, 7/1/2030 (d)	875,000	934,064
Security Description	Principal Amount	Value
Virginia State, Small Business Financing Authority Revenue:
AMT5.00%, 7/1/2034	$500,000	$515,094
AMT5.00%, 12/31/2052	335,000	388,311
5.25%, 10/1/2029	1,000,000	1,157,171
Series C, 5.00%, 6/1/2047	1,000,000	1,047,544
Series SR, AMT5.50%, 1/1/2042	275,000	287,500
		20,422,590
WASHINGTON — 1.8%
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Series A, 5.25%, 9/1/2032	500,000	511,673
Klickitat County, WA, Public Utility District No. 1 Revenue Series A, 5.00%, 12/1/2032	400,000	461,562
Pend Oreille County, WA, Public Utility District No. 1 Box Canyon Revenue 5.00%, 1/1/2044	215,000	237,165
Port of Seattle, WA, Airport Authority Revenue Series C, AMT5.00%, 5/1/2031	130,000	154,573
Port of Seattle, WA, Industrial Development Corp. Revenue AMT5.00%, 4/1/2030	2,000,000	2,133,809
Tacoma, WA, Consolidated Local Improvement Districts, Special Assessment 5.75%, 4/1/2043	200,000	201,826
Washington State Convention Center Public Facilities District Revenue:
5.00%, 7/1/2032	4,450,000	5,287,660
5.00%, 7/1/2034	300,000	351,998
Washington State, Economic Development Finance Authority Revenue:
7.25%, 1/1/2032 (d) (e)	100,000	75,000
7.50%, 1/1/2032 (d)	260,000	195,000
Series S, AMT7.50%, 1/1/2032 (d) (e)	495,000	371,250
Washington State, Health Care Facilities Authority Revenue:
4.00%, 7/1/2036	630,000	671,374
4.00%, 7/1/2042	200,000	218,584
5.00%, 9/1/2038	800,000	1,024,300
5.00%, 9/1/2039	750,000	957,641
5.00%, 9/1/2040	600,000	764,110

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A-, 4.00%, 8/1/2044	$2,050,000	$2,274,564
Washington State, Housing Finance Commission Revenue:
5.00%, 1/1/2044 (d)	605,000	661,052
5.00%, 7/1/2046 (d)	1,520,000	1,554,304
5.00%, 1/1/2051 (d)	1,000,000	1,029,009
5.00%, 7/1/2051 (d)	1,250,000	1,275,288
5.00%, 1/1/2055 (d)	2,200,000	2,389,417
5.00%, 1/1/2056 (d)	1,000,000	1,022,459
Series A, 5.00%, 1/1/2031 (d)	100,000	108,995
Series A, 5.00%, 1/1/2046 (d)	1,000,000	1,065,651
Series A, 5.00%, 1/1/2051 (d)	820,000	872,346
Series A, 5.00%, 7/1/2051 (d)	1,000,000	1,050,442
Series A, 7.00%, 7/1/2045 (d)	1,345,000	1,443,289
Series A, 7.00%, 7/1/2050 (d)	500,000	535,555
		28,899,896
WEST VIRGINIA — 0.3%
Glenville, State College Revenue 5.25%, 6/1/2047	750,000	773,518
Monongalia County, WV, Building Commission Special District Revenue 4.00%, 7/1/2035	390,000	409,932
Monongalia County, WV, Commission Special District Revenue Series A, 5.50%, 6/1/2037 (d)	225,000	241,882
Ohio County Development Authority Revenue 5.00%, 9/1/2048	1,000,000	943,073
West Virginia Economic Development Authority Revenue AMT, VRN5.00%, 7/1/2045 (b)	2,250,000	2,368,813
West Virginia State, Commissioner of Highways Revenue Series A-, 5.00%, 9/1/2029	120,000	149,537
		4,886,755
WISCONSIN — 2.5%
Mount Pleasant, WI, Tax Increase Revenue Series A, 5.00%, 4/1/2048	650,000	763,765
Security Description	Principal Amount	Value
Public Finance Authority Revenue:
AMT4.00%, 8/1/2035	$940,000	$936,911
5.00%, 9/1/2030 (d)	400,000	433,396
5.00%, 3/1/2037 (d)	625,000	676,072
5.00%, 9/1/2039 (d)	770,000	798,050
5.00%, 1/1/2042 (d)	100,000	106,824
5.00%, 12/1/2055 (d)	2,000,000	2,207,848
5.00%, 1/1/2056 (d)	265,000	278,903
5.25%, 3/1/2035 (d)	750,000	808,290
5.25%, 5/15/2052 (d)	1,300,000	1,378,997
5.88%, 4/1/2045	530,000	596,434
5.88%, 6/15/2047 (d)	800,000	814,928
6.75%, 12/1/2042 (d)	2,000,000	2,293,308
7.00%, 12/1/2050 (d)	3,000,000	3,464,281
Series A, 5.00%, 11/15/2024 (d)	420,000	441,322
Series A, 5.00%, 10/1/2034 (d)	1,355,000	1,584,414
Series A, 5.00%, 6/15/2037 (d)	425,000	442,782
Series A, 5.00%, 6/15/2046 (d)	1,000,000	1,014,998
Series A, 5.00%, 6/15/2049 (d)	310,000	325,282
Series A, 5.13%, 6/1/2048 (d)	350,000	376,943
Series A, 5.20%, 6/1/2037	1,000,000	1,009,889
Series A, 5.25%, 3/1/2045 (d)	1,000,000	1,099,920
Series A, 5.25%, 3/1/2055 (d)	1,810,000	1,976,624
Series A, 5.35%, 12/1/2045	1,000,000	1,123,082
Series A, 5.38%, 7/15/2047 (d)	500,000	546,505
Series A, 6.00%, 7/15/2042	250,000	260,197
Series A, 6.50%, 9/1/2048	480,000	430,588
Series A, 6.75%, 8/1/2031 (d)	980,000	1,094,245
Series A1, 6.25%, 1/1/2038 (d)	500,000	418,378
Series A1, 6.38%, 1/1/2048 (d)	925,000	754,460
Series B, Zero Coupon, 1/1/2060 (d)	4,000,000	345,881
Series B, Zero Coupon, 1/1/2067 (d)	920,000	14,604
Series B, 3.75%, 7/1/2051 (b) (d)	2,075,993	1,393,394
Series S, 6.25%, 10/1/2031 (d)	200,000	204,395
Wisconsin Center District Revenue:
Series C, Zero Coupon, 12/15/2045	1,500,000	653,506

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series D, Zero Coupon, 12/15/2060	$1,000,000	$220,353
Wisconsin Health & Educational Facilities Authority Revenue:
2.83%, 11/1/2028	130,000	130,193
5.00%, 8/1/2032	50,000	53,161
5.00%, 8/1/2037	150,000	157,784
5.00%, 8/1/2039	1,100,000	1,154,583
5.00%, 11/1/2039	1,000,000	1,062,240
5.00%, 11/1/2046	1,250,000	1,307,581
5.50%, 5/1/2034	350,000	354,977
3.50%, 7/1/2040	100,000	104,500
4.00%, 7/1/2046	335,000	359,262
Series A, 4.00%, 7/1/2048	425,000	448,726
Series A, 4.13%, 7/1/2053	595,000	629,148
Series A, 5.00%, 7/1/2038	500,000	545,501
Series A, 5.25%, 8/1/2048	100,000	101,940
Series B, 5.00%, 9/15/2037	590,000	607,732
Series B, 5.00%, 2/15/2042	150,000	168,446
Series B, 5.00%, 9/15/2045	1,000,000	1,025,905
		39,501,448
TOTAL MUNICIPAL BONDS & NOTES (Cost $1,495,190,927)		1,550,898,474
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (h) (i) (Cost $1,265,342)	1,265,342	1,265,342
TOTAL INVESTMENTS — 98.7% (Cost $1,496,540,280)		1,552,247,827
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		20,839,163
NET ASSETS — 100.0%		$1,573,086,990

(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Bond is insured by the following:
National Public Finance Guaranty Corp.	1.3%
Assured Guaranty Municipal Corp.	1.2%
Ambac Financial Group	0.4%
Assured Guaranty Corp.	0.3%
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 16.6% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of the securities is $0, representing 0.0% of the Fund's net assets.
(g)	When-issued security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2021.
AMT	Alternative Minimum Tax
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset-Backed Securities	$—	$84,011	$—	$84,011
Municipal Bonds & Notes	—	1,550,898,474	0(a)	1,550,898,474
Short-Term Investment	1,265,342	—	—	1,265,342
TOTAL INVESTMENTS	$1,265,342	$1,550,982,485	$0	$1,552,247,827

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2021.
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	638,899	$638,899	$189,231,834	$188,605,391	$—	$—	1,265,342	$1,265,342	$1,667
See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.0%
ALABAMA — 0.6%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2021	$205,000	$209,063
Series A, 5.00%, 9/1/2022	3,090,000	3,300,338
Series A, 5.00%, 9/1/2023	3,950,000	4,400,069
Series B, 5.00%, 9/1/2023	5,000,000	5,569,707
Series B, 5.00%, 9/1/2024	3,560,000	4,115,806
Alabama, Public School and College Authority Revenue Series A, 5.00%, 11/1/2025	670,000	806,031
Jefferson, AL, General Obligation:
5.00%, 9/15/2025	1,100,000	1,308,192
Series A, 5.00%, 4/1/2023	3,375,000	3,678,009
Series A, 5.00%, 4/1/2024	2,750,000	3,109,616
University of Alabama Revenue 5.00%, 7/1/2024	725,000	831,275
		27,328,106
ARIZONA — 2.2%
Arizona School Facilities Board Series A, COPs5.00%, 9/1/2021	250,000	254,934
Arizona School Lottery Revenue:
5.00%, 7/1/2023	1,750,000	1,936,081
5.00%, 7/1/2024	9,450,000	10,848,436
Arizona State Transportation Board 5.00%, 7/1/2025	1,000,000	1,186,166
Arizona, Board of Regents University Revenue Series 2016, 5.00%, 6/1/2023	525,000	578,399
Arizona, Phoenix Civic Improvement Corp., Lease Revenue:
Series B, 5.00%, 7/1/2022	1,510,000	1,598,855
Series B, 5.00%, 7/1/2023	8,000,000	8,852,559
Arizona, Phoenix Civic Improvement Corp., Water System Revenue Series A, 5.00%, 7/1/2021	100,000	101,165
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2023	6,710,000	7,273,702
5.00%, 1/1/2024	6,275,000	7,086,452
5.00%, 1/1/2025	4,670,000	5,464,496
Series A, 5.00%, 1/1/2023	4,355,000	4,720,860
Series A, 5.00%, 1/1/2024	1,965,000	2,219,104
Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/2026	$8,350,000	$10,086,268
Arizona, State COPs5.00%, 9/1/2022	185,000	197,647
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2021	265,000	268,107
5.00%, 7/1/2023	3,960,000	4,382,017
Arizona, State University Revenue Series B, 5.00%, 7/1/2022	100,000	106,039
Gilbert Water Resource Municipal Property Corp. Revenue 5.00%, 7/1/2025	1,180,000	1,402,407
Gilbert, AZ, General Obligation 5.00%, 7/1/2022	14,580,000	15,456,762
Maricopa County Series A, COPs5.00%, 7/1/2023	1,725,000	1,907,602
Maricopa County, AZ, Community College District, General Obligation:
5.00%, 7/1/2021	290,000	293,400
5.00%, 7/1/2022	355,000	376,439
Maricopa County, AZ, Special Health Care District, General Obligation 5.00%, 7/1/2022	250,000	264,711
Pima County, AZ, Sewer System Revenue:
5.00%, 7/1/2023	4,900,000	5,423,359
5.00%, 7/1/2024	6,200,000	7,123,991
State of Arizona Series A, COPs5.00%, 10/1/2023	760,000	849,173
		100,259,131
CALIFORNIA — 17.9%
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2021	100,000	102,181
California Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2022	2,310,000	2,476,559
Series 2016, 5.00%, 10/1/2023	500,000	559,463
California Municipal Finance Authority Revenue Series A, 5.00%, 10/1/2022	245,000	262,627

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
California State Public Works Board:
Series B, 5.00%, 10/1/2024	$905,000	$1,049,656
Series C, 5.00%, 11/1/2022	4,410,000	4,745,748
Series C, 5.00%, 11/1/2023	5,240,000	5,875,246
Series C, 5.00%, 11/1/2024	7,290,000	8,479,425
California, Bay Area Toll Authority Revenue VRN2.00%, 4/1/2053 (a)	5,000,000	5,191,987
California, Bay Area Toll Authority, Toll Bridge Revenue:
VRN2.10%, 4/1/2045 (a)	15,085,000	15,226,470
Series B, VRN2.25%, 4/1/2045 (a)	28,000,000	28,283,105
California, East Bay Municipal Utility District, Water System Revenue Series A, 4.00%, 6/1/2023	125,000	135,283
California, State Department of Water Resources Center Valley Project Revenue:
Series AW, 5.00%, 12/1/2022	1,530,000	1,653,448
Series AX, 5.00%, 12/1/2022	3,500,000	3,782,398
Series BB, 5.00%, 12/1/2023	2,330,000	2,623,532
Series BB, 5.00%, 12/1/2024	12,730,000	14,874,223
Series BB, 5.00%, 12/1/2025	8,165,000	9,865,984
California, State Department of Water Resources Power Supply Revenue Series BA, 5.00%, 12/1/2022	575,000	621,394
California, State General Obligation:
3.00%, 3/1/2026	9,495,000	10,631,739
4.00%, 9/1/2021	150,000	152,384
4.00%, 9/1/2022	700,000	737,927
4.00%, 10/1/2023	10,000,000	10,938,521
4.00%, 11/1/2023	3,655,000	4,008,431
4.00%, 4/1/2024	10,000,000	11,109,500
4.00%, 10/1/2024	37,530,000	42,285,175
4.00%, 3/1/2026	5,000,000	5,840,429
5.00%, 8/1/2021	100,000	101,585
5.00%, 8/1/2022	790,000	840,699
5.00%, 9/1/2022	3,080,000	3,290,110
5.00%, 11/1/2022	28,035,000	30,174,020
5.00%, 8/1/2023	3,850,000	4,278,330
Security Description	Principal Amount	Value
5.00%, 9/1/2023	$325,000	$362,364
5.00%, 10/1/2023	10,000,000	11,186,605
5.00%, 11/1/2023	660,000	740,738
5.00%, 4/1/2024	15,050,000	17,167,511
5.00%, 8/1/2024	19,620,000	22,652,499
5.00%, 9/1/2024	2,500,000	2,894,924
5.00%, 10/1/2024	5,500,000	6,387,449
5.00%, 11/1/2024	5,000,000	5,823,548
5.00%, 4/1/2025	700,000	827,407
5.00%, 10/1/2025	2,000,000	2,404,478
5.00%, 11/1/2025	28,645,000	34,532,922
5.00%, 12/1/2025	14,000,000	16,923,759
5.00%, 12/1/2026	17,500,000	21,759,430
Series B, 5.00%, 8/1/2022	2,680,000	2,851,992
Series B, 5.00%, 8/1/2024	10,000,000	11,545,616
California, State University Revenue:
Series A, 5.00%, 11/1/2022	4,460,000	4,802,498
Series A, 5.00%, 11/1/2023	3,450,000	3,874,888
Campbell, CA, Union High School District, General Obligation Series B, 4.00%, 8/1/2021	250,000	253,148
Chino Basin Regional Financing Authority, Revenue Series B, 4.00%, 11/1/2025	30,995,000	35,595,256
City of Los Angeles CA, General Obligation Series B, 5.00%, 9/1/2022	630,000	673,070
Coronado, CA, Community Development Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2023	1,200,000	1,329,373
Culver, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 11/1/2022	2,425,000	2,599,252
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 10/1/2022	4,300,000	4,591,332
Grossmont-Cuyamaca, CA, Community College District General Obligation 5.00%, 8/1/2023	3,750,000	4,169,060
Long Beach, CA, Community College District, General Obligation Seres C, 4.00%, 8/1/2022	5,000,000	5,255,540

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Los Angeles County, CA, Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 7/1/2021	$400,000	$404,690
Series A, 5.00%, 6/1/2023	735,000	811,439
Series A, 5.00%, 7/1/2023	6,160,000	6,826,740
Series B, 5.00%, 7/1/2022	800,000	848,314
Los Angeles County, Metropolitan Transportation Authority 5.00%, 6/1/2025	4,995,000	5,935,861
Los Angeles, CA, Community College District, General Obligation:
Series C, 5.00%, 8/1/2022	500,000	531,881
Series I, 3.00%, 8/1/2023	250,000	266,114
Los Angeles, CA, Department of Airports Revenue:
Series B, 5.00%, 5/15/2026	2,385,000	2,915,397
Series C, 5.00%, 5/15/2024	600,000	686,887
Los Angeles, CA, Department of Water & Power Power System Revenue:
Series A, 5.00%, 7/1/2021	300,000	303,517
Series A, 5.00%, 7/1/2023	2,360,000	2,614,315
Series B, 5.00%, 7/1/2024	19,900,000	22,914,474
Los Angeles, CA, Department of Water & Power Revenue Series A, 5.00%, 7/1/2023	1,720,000	1,906,988
Los Angeles, CA, Department of Water & Power System Revenue:
5.00%, 7/1/2025	3,715,000	4,427,277
Series B, 5.00%, 7/1/2023	11,000,000	12,185,364
Los Angeles, CA, Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 6/1/2021	215,000	216,641
Series A, 5.00%, 6/1/2023	660,000	728,942
Los Angeles, CA, Municipal Improvement Corp. Revenue:
Series A, 5.00%, 11/1/2023	4,410,000	4,952,812
Series A, 5.00%, 11/1/2024	8,490,000	9,731,877
Los Angeles, CA, Unified School District, General Obligation:
Series A, 4.00%, 7/1/2022	6,000,000	6,286,567
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2021	$315,000	$318,678
Series A, 5.00%, 7/1/2022	27,070,000	28,697,844
Series A, 5.00%, 7/1/2023	21,025,000	23,265,632
Series A, 5.00%, 7/1/2024	19,425,000	22,174,144
Series A, 5.00%, 7/1/2025	6,465,000	7,704,534
Series B-1, 5.00%, 7/1/2024	845,000	971,818
Los Angeles, CA, Wastewater System Revenue Series B, 5.00%, 6/1/2022	1,570,000	1,658,444
Metropolitan Water District of Southern California Revenue:
Series A, 5.00%, 7/1/2024	500,000	575,215
Series C, 5.00%, 7/1/2023	1,500,000	1,662,355
Series C, 5.00%, 7/1/2024	2,000,000	2,303,663
Miracosta, State Community College District Series B, 4.00%, 8/1/2023	4,000,000	4,354,340
Mountain, CA, View Los Altos Union High School District, General Obligation 3.00%, 8/1/2022	5,200,000	5,397,089
Municipal Improvement Corp. of Los Angeles, Revenue:
Series A, 5.00%, 11/1/2024	650,000	754,795
Series B, 5.00%, 11/1/2024	2,155,000	2,502,435
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 2/15/2023	6,000,000	6,533,544
5.00%, 2/15/2024	6,300,000	7,145,868
Orange County, FL, Water District Series A, COPs2.00%, 8/15/2023	18,000,000	18,611,503
Riverside Unified School District, General Obligation Series B, 4.00%, 8/1/2022	2,000,000	2,102,216
Sacramento County Sanitation Districts Financing Authority Revenue Series A, 5.00%, 12/1/2025	2,390,000	2,885,447
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
Series A, VRN5.00%, 8/15/2049 (a)	7,500,000	8,207,161
Series E, 5.00%, 8/15/2022	3,860,000	4,115,000
Series E, 5.00%, 8/15/2024	3,610,000	4,169,749

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
San Diego County Water Authority Series A-REV, 5.00%, 5/1/2026	$2,250,000	$2,756,092
San Francisco, CA, Bay Area Rapid Transit District:
Series C-1, 5.00%, 8/1/2024	1,580,000	1,824,776
Series C-1, 5.00%, 8/1/2025	1,695,000	2,025,667
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 5.00%, 10/1/2023	2,000,000	2,235,727
Series C, 2.13%, 10/1/2048 (a)	15,000,000	15,517,074
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
5.00%, 11/1/2023	3,280,000	3,678,537
5.00%, 11/1/2024	4,845,000	5,633,625
San Francisco, CA, Public Utilities Commission Water Revenue 5.00%, 11/1/2021	100,000	102,796
San Francisco, Unified School District:
4.00%, 6/15/2024	3,605,000	4,020,071
4.00%, 6/15/2025	10,740,000	12,304,812
Series B, 4.00%, 6/15/2024	2,445,000	2,726,511
San Jose Evergreen Community College District, General Obligation:
Series B, 4.00%, 9/1/2022	1,800,000	1,897,788
Series B, 4.00%, 9/1/2023	1,200,000	1,309,788
San Jose Redevelopment Agency Successor Agency, Tax Allocation:
Series B, 5.00%, 8/1/2021	300,000	304,665
Series B, 5.00%, 8/1/2022	3,260,000	3,466,066
San Juan, Unified School District:
3.00%, 8/1/2024	7,045,000	7,658,864
3.00%, 8/1/2025	2,500,000	2,768,202
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
Series A, 5.00%, 6/1/2022	4,690,000	4,954,204
Series A, 5.00%, 6/1/2023	4,385,000	4,842,041
Sonoma County, CA, Junior College District, General Obligation Series B, 4.00%, 8/1/2022	10,000,000	10,511,080
Security Description	Principal Amount	Value
Southern California, Metropolitan Water District Revenue:
Series B, 4.00%, 8/1/2023	$255,000	$276,660
Series B, 5.00%, 8/1/2022	12,150,000	12,882,204
Southern California, State Public Power Authority Revenue:
5.00%, 4/1/2024	5,750,000	6,490,184
5.00%, 7/1/2025 (b)	800,000	952,071
5.00%, 7/1/2026 (b)	750,000	921,350
State Center Community College District 3.00%, 8/1/2023	16,155,000	17,188,539
University of California, Revenue:
Series A, 5.00%, 11/1/2021	525,000	539,805
Series A, 5.00%, 11/1/2023	2,320,000	2,605,722
Series B-2, VRN4.00%, 11/1/2049 (a)	100,000	100,251
Series BE, 5.00%, 5/15/2023	1,600,000	1,763,170
Series BE, 5.00%, 5/15/2024	1,500,000	1,719,735
Series I, 5.00%, 5/15/2021	385,000	387,091
		829,374,977
COLORADO — 1.5%
Arapahoe County, CO, School District No. 6, General Obligation Series A, 5.00%, 12/1/2023	1,750,000	1,967,976
Colorado Springs, CO, Utilities System Revenue:
Series A, 5.00%, 11/15/2024	2,000,000	2,330,933
Series A, 5.00%, 11/15/2025	1,050,000	1,264,227
Series A-1, 5.00%, 11/15/2023	2,000,000	2,248,052
Series A-3, 5.00%, 11/15/2022	9,200,000	9,917,726
County of Denver, CO, General Obligation:
Series A, 5.00%, 8/1/2021	100,000	101,585
Series B, 5.00%, 8/1/2023	10,825,000	12,032,008
Denver, CO, City & County School District No. 1, General Obligation 5.00%, 12/1/2023	5,150,000	5,791,473
Douglas County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2023	5,250,000	5,917,237

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Pueblo, CO, City Schools District No. 60, General Obligation:
5.00%, 12/15/2023	$3,215,000	$3,620,820
5.00%, 12/15/2024	3,900,000	4,551,959
5.00%, 12/15/2025	4,225,000	5,105,035
5.00%, 12/15/2026	4,650,000	5,787,980
State of Colorado:
Series A, COPs5.00%, 12/15/2024	2,750,000	3,198,706
Series A, COPs5.00%, 12/15/2025	3,250,000	3,903,497
		67,739,214
CONNECTICUT — 1.5%
Connecticut State Health & Educational Facilities Authority, Revenue Series 2017 B-2-REMK 7/1/20, VRN0.55%, 7/1/2037 (a)	4,305,000	4,307,113
Connecticut, State Health & Educational Facility Authority Revenue:
Series A, 5.00%, 7/1/2025	1,860,000	2,212,298
Series A-2, VRN5.00%, 7/1/2042 (a)	14,185,000	15,045,339
Series A-4-, VRN2.00%, 7/1/2049 (a)	6,000,000	6,092,815
Series C-2, VRN5.00%, 7/1/2057 (a)	32,130,000	34,909,027
Series U-2-, VRN2.00%, 7/1/2033 (a)	6,475,000	6,575,163
		69,141,755
DELAWARE — 0.6%
Delaware, State General Obligation:
5.00%, 2/1/2024	2,830,000	3,208,725
5.00%, 3/1/2024	880,000	1,000,942
5.00%, 2/1/2025	7,095,000	8,336,978
Series A, 5.00%, 2/1/2022	875,000	910,303
Series A, 5.00%, 3/1/2022	750,000	783,325
Series A, 5.00%, 3/1/2023	2,175,000	2,376,523
Series A, 5.00%, 3/1/2024	1,040,000	1,182,931
Series A, 5.00%, 10/1/2024	5,000,000	5,808,665
Series A, 5.00%, 1/1/2025	3,265,000	3,825,783
Series D, 5.00%, 7/1/2022	575,000	609,800
Delaware, State Transportation Authority System Revenue 5.00%, 7/1/2021	360,000	364,238
New Castle, DE, General Obligation 5.00%, 10/1/2023	250,000	279,732
		28,687,945
Security Description	Principal Amount	Value
DISTRICT OF COLUMBIA — 1.2%
District of Columbia, General Obligation:
5.00%, 3/1/2024	$780,000	$886,467
5.00%, 3/1/2025	6,040,000	7,109,334
Series A, 5.00%, 6/1/2021	120,000	120,916
Series A, 5.00%, 3/1/2023	505,000	551,384
Series A, 5.00%, 6/1/2023	2,720,000	3,001,633
Series A, 5.00%, 10/15/2023	9,000,000	10,080,907
Series D, 5.00%, 6/1/2021	305,000	307,328
Series D, 5.00%, 6/1/2022	525,000	554,575
Series D, 5.00%, 6/1/2023	3,325,000	3,669,275
Series D, 5.00%, 6/1/2024	505,000	579,233
District of Columbia, Water & Sewer Authority Revenue Series C, 1.75%, 10/1/2054 (a)	8,250,000	8,573,600
Washington Metropolitan Area Transit Authority, Revenue:
Seres A, 5.00%, 7/15/2024	2,000,000	2,296,959
Seres A, 5.00%, 7/15/2025	2,000,000	2,372,545
Washington, Convention & Sports Authority Revenue Series A, 5.00%, 10/1/2022	3,000,000	3,193,048
Washington, Metropolitan Airports Authority Revenue:
Series B, 5.00%, 10/1/2022	2,335,000	2,501,906
Series B, 5.00%, 10/1/2023	3,000,000	3,345,635
Series B, 5.00%, 10/1/2024	2,000,000	2,310,631
Washington, Metropolitan Area Transit Authority:
Series A-1, 5.00%, 7/1/2025	500,000	591,928
Series B, 5.00%, 7/1/2022	2,500,000	2,645,501
		54,692,805
FLORIDA — 3.1%
City of Lakeland, FL, Department of Electric Utilities Revenue 5.00%, 10/1/2024	1,250,000	1,448,385
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2023	4,495,000	4,963,506
Series A, 5.00%, 6/1/2024	9,275,000	10,641,540
Series A, 5.00%, 6/1/2025	9,745,000	11,553,989
Series B, 5.00%, 6/1/2024	1,065,000	1,221,913

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 6/1/2025	$2,915,000	$3,454,796
Series C, 5.00%, 6/1/2024	3,940,000	4,520,503
Series D, 5.00%, 6/1/2024	4,880,000	5,598,999
Series E, 5.00%, 6/1/2022	125,000	132,012
Series E, 5.00%, 6/1/2025	3,030,000	3,592,466
Florida, State Board of Education, Lottery Revenue Series A, 5.00%, 7/1/2023	2,500,000	2,769,996
Florida, State Department of Environmental Protection Revenue Series A, 5.00%, 7/1/2022	2,700,000	2,862,363
Florida, State Department of Management Services Revenue:
Series A, COPs5.00%, 8/1/2021	240,000	243,779
Series A, 5.00%, 9/1/2022	13,315,000	14,215,493
Florida, State Department of Transportation Turnpike System Revenue Series B, 5.00%, 7/1/2025	9,275,000	11,010,268
Florida, State General Obligation Series A, 5.00%, 6/1/2024	500,000	573,668
Florida, State Turnpike Authority Revenue Series B, 5.00%, 7/1/2022	150,000	159,098
Florida's Turnpike Enterprise Revenue Series B, 5.00%, 7/1/2021	125,000	126,472
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2021	375,000	383,866
Series A, 5.00%, 10/1/2022	3,125,000	3,347,889
Hillsborough County, FL, School Board:
COPs5.00%, 7/1/2022	275,000	291,501
COPs5.00%, 7/1/2023	6,855,000	7,553,005
Jacksonville, FL, Special Revenue:
Series A, 5.00%, 10/1/2023	7,250,000	8,089,125
Series A, 5.00%, 10/1/2024	5,750,000	6,632,258
JEA Water & Sewer System Revenue Series A, 5.00%, 10/1/2025	2,070,000	2,475,379
Miami-Dade County, FL, Revenue Series B, 5.00%, 4/1/2024	500,000	569,063
Miami-Dade County, FL, Transit System Revenue 5.00%, 7/1/2022	200,000	211,511
Security Description	Principal Amount	Value
Orlando County, FL, Utilities Commission Revenue Series A, 5.00%, 10/1/2021	$500,000	$511,972
Palm Beach County, FL, School Board Series B, COPs5.00%, 8/1/2021	105,000	106,643
Palm Beach County, School District:
COPs5.00%, 8/1/2025	785,000	934,423
Series A, COPs5.00%, 8/1/2023	12,045,000	13,376,123
Series B, COPs5.00%, 8/1/2021	100,000	101,565
Palm Beach County, School District Lease Revenue Series A, COPs5.00%, 8/1/2021	345,000	350,399
Polk, County School District, Revenue:
5.00%, 10/1/2023	1,500,000	1,675,203
5.00%, 10/1/2024	1,250,000	1,447,441
South Florida Water Management District:
COPs5.00%, 10/1/2023	4,570,000	5,094,098
5.00%, 10/1/2024	1,790,000	2,067,342
State of Florida, General Obligation Series B, 5.00%, 6/1/2022	555,000	586,132
Volusia County, FL, School Board Corporation Series B, 5.00%, 8/1/2024	5,500,000	6,250,120
		141,144,304
GEORGIA — 2.5%
Atlanta, GA, Water & Wastewater System Revenue Series F-SUB, 5.00%, 7/1/2023	3,000,000	3,318,996
City of Atlanta GA Water & Wastewater Revenue Series A, 5.00%, 11/1/2024	695,000	809,203
City of Atlanta, GA, Airport & Marina Revenue Series F-SUB, 5.00%, 7/1/2024	5,320,000	6,107,267
Georgia, State General Obligation:
Series A, 5.00%, 8/1/2025	15,000,000	17,919,138
Series A-1, 5.00%, 2/1/2022	11,335,000	11,790,394
Series A-1, 5.00%, 2/1/2023	500,000	544,111
Series C, 5.00%, 7/1/2022	11,700,000	12,405,085
Series C, 5.00%, 7/1/2025	3,000,000	3,573,795

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series C-1, 4.00%, 1/1/2025	$2,265,000	$2,569,099
Series C-1, 5.00%, 1/1/2023	4,000,000	4,336,770
Series C-1, 5.00%, 7/1/2023	10,000,000	11,077,604
Series E, 5.00%, 12/1/2025	5,640,000	6,812,065
Series F, 5.00%, 7/1/2025	8,110,000	9,661,159
Gwinnett County, Water & Sewerage Authority Revenue 5.00%, 8/1/2023	525,000	583,279
Metropolitan Atlanta Rapid Transit Authority Revenue Series A, 3.00%, 7/1/2023	15,000,000	15,890,787
Private Colleges & Universities Authority Revenue:
Series A, 5.00%, 9/1/2025	2,000,000	2,386,218
Series B, 5.00%, 9/1/2025	5,980,000	7,134,791
Richmond County, Board of Education, General Obligation 5.00%, 10/1/2022	525,000	562,445
		117,482,206
HAWAII — 1.0%
City & County of Honolulu, HI, General Obligation:
5.00%, 9/1/2023	660,000	728,035
Series B, 5.00%, 3/1/2025	6,915,000	8,127,477
Series D, 5.00%, 9/1/2022	4,710,000	5,030,613
Series D, 5.00%, 8/1/2025	4,825,000	5,750,274
Series E, VRN5.00%, 9/1/2024 (a)	10,000,000	11,012,555
Hawaii, State General Obligation:
5.00%, 1/1/2022	500,000	517,900
5.00%, 10/1/2024	500,000	579,543
5.00%, 5/1/2025	1,005,000	1,187,771
Seres FW, 5.00%, 1/1/2024	1,200,000	1,353,769
Series EY, 5.00%, 10/1/2021	140,000	143,324
Series EZ, 5.00%, 10/1/2022	150,000	160,745
Series FB, 5.00%, 4/1/2022	1,010,000	1,058,283
Series FE, 5.00%, 10/1/2022	120,000	128,596
Series FG, 5.00%, 10/1/2022	2,775,000	2,973,790
Series FH, 5.00%, 10/1/2022	4,850,000	5,197,434
Security Description	Principal Amount	Value
Series FK, 4.00%, 5/1/2022	$3,770,000	$3,925,025
		47,875,134
ILLINOIS — 0.9%
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	575,000	613,325
5.00%, 7/1/2021	500,000	505,850
5.00%, 1/1/2022	395,000	409,262
5.00%, 1/1/2024	7,995,000	9,012,449
5.00%, 1/1/2025	2,895,000	3,380,463
5.00%, 7/1/2025	9,500,000	11,277,364
5.00%, 1/1/2026	2,680,000	3,228,898
Illinois, State Regional Transportation Authority Revenue Series A, 5.00%, 7/1/2022	9,250,000	9,788,353
Illinois, State Sales Tax Revenue Series C, 5.00%, 6/15/2022	180,000	188,386
Illinois, State Toll Highway Authority Revenue Series A, 5.00%, 1/1/2024	2,000,000	2,249,252
McHenry County, IL, Conservation District, General Obligation 5.00%, 2/1/2023	250,000	271,096
		40,924,698
INDIANA — 0.2%
Ball State University Revenue Series R, 5.00%, 7/1/2021	370,000	374,274
Indiana, State Finance Authority Revenue:
5.00%, 2/1/2023	500,000	544,111
5.00%, 2/1/2024	1,500,000	1,698,918
5.00%, 6/1/2024	545,000	624,927
5.00%, 2/1/2025	3,000,000	3,518,902
5.00%, 6/1/2025	1,175,000	1,393,652
Series 2019E, 5.00%, 2/1/2022	1,000,000	1,040,176
Series A, 5.00%, 12/1/2022	125,000	134,912
Purdue, IN, University Revenue Series CC, 5.00%, 7/1/2023	1,100,000	1,218,012
		10,547,884
IOWA — 0.3%
Iowa, State Revenue:
5.00%, 6/15/2022	810,000	856,963
5.00%, 6/15/2023	2,255,000	2,490,309
Series A, 5.00%, 6/1/2023	9,025,000	9,949,139
		13,296,411

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
KANSAS — 0.3%
Johnson County, Public Building Commission Revenue:
5.00%, 9/1/2022	$1,045,000	$1,116,595
Series A, 5.00%, 9/1/2021	345,000	351,881
Series A, 5.00%, 9/1/2023	7,500,000	8,360,330
Johnson County, Unified School District No. 233, General Obligation Series B, 5.00%, 9/1/2023	850,000	946,632
Kansas Development Finance Authority, Revenue Series B, 5.00%, 5/1/2025	2,000,000	2,347,796
Kansas, State Department of Transportation, Highway Revenue Series A, 5.00%, 9/1/2023	2,400,000	2,672,229
		15,795,463
KENTUCKY — 0.0% (c)
Kentucky, State Turnpike Authority Revenue Series A, 5.00%, 7/1/2023	100,000	110,041
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue 5.00%, 11/15/2021	500,000	514,900
		624,941
LOUISIANA — 0.1%
Louisiana, State General Obligation:
Series B, 5.00%, 8/1/2022	2,445,000	2,601,573
Series C, 5.00%, 8/1/2023	125,000	138,722
State of Louisiana, General Obligation:
Seres A, 5.00%, 3/1/2025	2,000,000	2,348,980
Series A, 5.00%, 3/1/2026	1,100,000	1,333,338
		6,422,613
MAINE — 0.3%
Maine, State General Obligation:
Series B, 5.00%, 6/1/2022	175,000	184,816
Series B, 5.00%, 6/1/2023	50,000	55,154
Series D, 5.00%, 6/1/2023	4,250,000	4,688,106
Maine, State Turnpike Authority Revenue 5.00%, 7/1/2022	250,000	264,905
State of Maine, General Obligation:
Seres B, 5.00%, 6/1/2024	2,230,000	2,554,762
Seres B, 5.00%, 6/1/2025	3,000,000	3,554,175
		11,301,918
Security Description	Principal Amount	Value
MARYLAND — 5.9%
Anne Arundel County, MD, General Obligation 5.00%, 10/1/2023	$2,205,000	$2,466,646
Baltimore County, MD, General Obligation:
COPs5.00%, 3/1/2024	8,310,000	9,446,876
5.00%, 3/1/2025	6,675,000	7,853,914
Series B, 5.00%, 10/15/2022	555,000	596,150
Charles, MD, General Obligation 5.00%, 10/1/2022	5,000,000	5,360,517
County of Prince George's MD, General Obligation Series A, 5.00%, 7/15/2024	5,000,000	5,761,862
Maryland, State Department of Transportation Revenue:
5.00%, 5/1/2022	9,705,000	10,210,161
5.00%, 9/1/2022	15,010,000	16,029,536
5.00%, 5/1/2023	8,240,000	9,062,180
5.00%, 11/1/2023	5,005,000	5,615,886
5.00%, 10/1/2025	18,565,000	22,282,907
Maryland, State General Obligation:
5.00%, 8/1/2021	155,000	157,451
5.00%, 6/1/2022	14,200,000	14,998,229
5.00%, 6/1/2023	9,785,000	10,800,392
5.00%, 6/1/2024	2,500,000	2,868,340
Series A, 5.00%, 3/15/2022	200,000	209,229
Series A, 5.00%, 8/1/2022	5,015,000	5,336,843
Series A, 5.00%, 3/15/2023	300,000	328,178
Series A, 5.00%, 3/15/2024	10,000,000	11,384,700
Series B, 5.00%, 8/1/2022	10,700,000	11,386,684
Series B, 5.00%, 8/1/2024	1,695,000	1,956,372
Series B, 5.00%, 8/1/2025	560,000	668,716
Series C, 5.00%, 8/1/2023	500,000	555,627
Maryland, State Stadium Authority Revenue:
5.00%, 5/1/2022	250,000	262,735
5.00%, 5/1/2023	1,500,000	1,643,424
Montgomery County, MD, General Obligation:
5.00%, 11/1/2022	600,000	645,779
Series A, 4.00%, 8/1/2024	16,000,000	17,933,365
Series A, 5.00%, 11/1/2021	500,000	514,012
Series A, 5.00%, 11/1/2022	980,000	1,054,772
Series A, 5.00%, 11/1/2023	15,765,000	17,693,536

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2023	$1,960,000	$2,206,920
Series B, 4.00%, 11/1/2025	13,335,000	15,453,537
Series B, 5.00%, 11/1/2021	125,000	128,503
Series C, 5.00%, 10/1/2025	520,000	624,394
Prince George County, MD, General Obligation:
Series A, 5.00%, 7/15/2022	645,000	685,003
Series A, 5.00%, 7/15/2023	12,520,000	13,887,959
Series A, 5.00%, 9/15/2023	5,000,000	5,583,420
Series A, 5.00%, 7/15/2024	14,860,000	17,124,255
Series A, 5.00%, 7/15/2025	5,150,000	6,140,612
Series B, 4.00%, 7/15/2022	105,000	110,172
Prince George's County, MD, General Obligation:
Series A, 5.00%, 7/15/2025	5,350,000	6,379,083
Series A, 5.00%, 9/15/2026	3,180,000	3,930,499
Washington, MD, Suburban Sanitary Commission, General Obligation:
5.00%, 6/1/2021	200,000	201,530
5.00%, 6/1/2023	3,000,000	3,311,311
		270,852,217
MASSACHUSETTS — 4.8%
Boston, MA, General Obligation:
5.00%, 11/1/2022	7,640,000	8,225,439
5.00%, 11/1/2023	4,655,000	5,227,010
5.00%, 11/1/2024	7,475,000	8,709,108
Series A, 5.00%, 5/1/2023	3,000,000	3,301,315
Commonwealth of Massachusetts Series E, 5.00%, 11/1/2025	3,805,000	4,575,622
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue:
Series A, 5.00%, 6/15/2024	1,505,000	1,659,213
Series A, 5.00%, 6/15/2025	860,000	983,770
Security Description	Principal Amount	Value
Commonwealth of Massachusetts, General Obligation Series B, 5.00%, 7/1/2025	$1,000,000	$1,189,408
Massachusetts, Bay Transportation Authority, Revenue:
5.00%, 7/1/2024	2,500,000	2,869,957
5.00%, 7/1/2025	2,500,000	2,967,727
Series A, 5.00%, 7/1/2025	3,400,000	4,048,721
Series A, 5.00%, 10/15/2025	6,900,000	8,302,634
Massachusetts, Development Finance Agency, Revenue Series A, 5.00%, 7/15/2023	5,000,000	5,548,735
Massachusetts, State Clean Water Trust, Revenue:
Series 20, 5.00%, 2/1/2025	1,300,000	1,527,023
Series 2017, 5.00%, 8/1/2021	100,000	101,568
Series 2017, 5.00%, 8/1/2022	1,545,000	1,643,512
Series 21-GREEN BOND, 5.00%, 8/1/2025	510,000	609,251
Massachusetts, State Federal Highway Revenue:
5.00%, 6/15/2022	150,000	151,419
5.00%, 6/15/2024	3,500,000	3,858,635
Series A, 5.00%, 6/15/2022	9,675,000	9,765,400
Series A, 5.00%, 6/15/2023	980,000	1,035,968
Massachusetts, State General Obligation:
Series A, 5.00%, 7/1/2022	2,875,000	3,049,001
Series A, 5.00%, 3/1/2023	520,000	568,076
Series A, 5.00%, 7/1/2023	2,000,000	2,214,568
Series A, 5.00%, 1/1/2024	3,675,000	4,150,233
Series A, 5.00%, 7/1/2025	8,000,000	9,515,262
Series B, 5.00%, 7/1/2023	2,250,000	2,491,389
Series B, 5.00%, 7/1/2024	1,595,000	1,834,936
Series C, 5.00%, 10/1/2022	7,930,000	8,505,488
Series C, 5.00%, 2/1/2023	6,725,000	7,320,879
Series D, 5.00%, 4/1/2024	1,200,000	1,368,066
Series D-2-R, VRN1.70%, 8/1/2043 (a)	36,700,000	37,357,848
Series E, 3.00%, 12/1/2023	8,000,000	8,582,339
Series E, 5.00%, 11/1/2022	9,690,000	10,429,330
Series E, 5.00%, 11/1/2023	5,720,000	6,418,155

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series E, 5.00%, 11/1/2024	$10,825,000	$12,599,583
Massachusetts, State Transportation Fund Revenue:
5.00%, 6/1/2024	2,865,000	3,284,190
Series A, 5.00%, 6/1/2023	5,780,000	6,371,859
Massachusetts, State Water Resources Authority Revenue:
Series B, 5.00%, 8/1/2025	4,010,000	4,782,780
Series C-GREEN, 4.00%, 8/1/2022	5,250,000	5,516,880
Series C-GREEN BOND, 5.00%, 8/1/2023	260,000	288,733
Series C-GREEN BOND, 5.00%, 8/1/2024	4,820,000	5,558,055
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue:
Series A, 5.00%, 1/1/2024	500,000	563,924
Series A, 5.00%, 1/1/2039 (a)	1,100,000	1,191,001
Series C, 5.00%, 1/1/2024	2,205,000	2,486,903
University of Massachusetts Building Authority Revenue Series 2019-1, 5.00%, 5/1/2025	500,000	592,042
		223,342,955
MICHIGAN — 0.8%
Ann Arbor School District, General Obligation 3.00%, 5/1/2022	10,000,000	10,303,026
Brighton Area School District, General Obligation Series A, 5.00%, 5/1/2025	3,000,000	3,519,051
Michigan, State Building Authority Revenue Series I-A, 5.00%, 10/15/2022	200,000	214,797
Michigan, State Finance Authority Revenue:
5.00%, 10/1/2023	3,500,000	3,914,381
5.00%, 4/15/2024	2,500,000	2,850,101
Series I, 5.00%, 4/15/2022	50,000	52,500
Series I, 5.00%, 4/15/2023	1,500,000	1,645,631
Michigan, State General Obligation Series B, 4.00%, 11/1/2025	2,745,000	3,177,052
Security Description	Principal Amount	Value
State of Michigan Trunk Line Revenue Series A, 5.00%, 11/15/2024	$1,000,000	$1,163,898
University of Michigan, Revenue:
Series A, 5.00%, 4/1/2022	1,420,000	1,488,610
Series A, 5.00%, 4/1/2023	3,745,000	4,106,361
Series A, 5.00%, 4/1/2024	4,335,000	4,944,928
Series A, 5.00%, 4/1/2025	665,000	785,457
		38,165,793
MINNESOTA — 1.7%
City of Minneapolis MN 3.00%, 12/1/2025	8,740,000	9,739,680
Minneapolis, State Paul Airports Commission Revenue Series A, 5.00%, 1/1/2025	2,685,000	3,128,721
Minnesota, State General Obligation:
3.00%, 8/1/2024	5,500,000	5,994,516
Series A, 5.00%, 8/1/2021	300,000	304,754
Series A, 5.00%, 10/1/2021	100,000	102,404
Series A, 5.00%, 8/1/2022	9,570,000	10,186,808
Series A, 5.00%, 8/1/2025	15,845,000	18,958,679
Series B, 5.00%, 8/1/2022	1,740,000	1,852,147
Series B, 5.00%, 8/1/2025	700,000	837,556
Series E, 3.00%, 8/1/2025	12,150,000	13,497,578
Series E, 5.00%, 10/1/2023	3,685,000	4,127,165
University of Minnesota, Revenue:
Series B, 5.00%, 12/1/2022	8,190,000	8,846,533
Series B, 5.00%, 12/1/2023	500,000	562,990
Series B, 5.00%, 12/1/2024	580,000	677,233
		78,816,764
MISSOURI — 0.5%
Kansas, MO, Sanitary Sewer System Revenue Series A, 4.00%, 1/1/2023	175,000	186,506
Missouri, State Board of Public Buildings:
Series B, 5.00%, 10/1/2022	1,950,000	2,090,602
Series B, 5.00%, 10/1/2025	10,760,000	12,898,935
Missouri, State Highway & Transportation Commission Revenue Series B, 5.00%, 11/1/2022	7,980,000	8,578,336

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2021	$225,000	$228,543
		23,982,922
NEBRASKA — 0.2%
Omaha, NE, Metropolitan Utilities District Revenue 5.00%, 12/1/2022	200,000	215,858
University of Nebraska Facilities Corp., Revenue:
5.00%, 7/15/2023	5,500,000	6,107,613
Series A, 4.00%, 7/15/2024	1,125,000	1,262,124
		7,585,595
NEVADA — 1.1%
Clark County, NV, General Obligation:
5.00%, 11/1/2021	415,000	426,581
5.00%, 6/1/2022	120,000	126,717
5.00%, 6/1/2024	6,900,000	7,897,832
Series A, 5.00%, 11/1/2023	260,000	291,448
Series B, 5.00%, 12/1/2025	1,150,000	1,382,510
Clark County, NV, Revenue 5.00%, 7/1/2021	270,000	273,086
Clark County, TX, Water Reclamation District, General Obligation 5.00%, 7/1/2024	5,000,000	5,745,154
Las Vegas Valley, NV, Water District, General Obligation:
5.00%, 6/1/2024	600,000	688,197
Series 2020A, 5.00%, 6/1/2025	7,720,000	9,170,629
Series B, 5.00%, 6/1/2024	3,755,000	4,306,967
Series B, 5.00%, 6/1/2025	500,000	593,953
Las Vegas Valley, Water District, General Obligation Series C, 5.00%, 6/1/2026	14,340,000	17,560,226
Nevada, State General Obligation Series A, 5.00%, 5/1/2024	1,000,000	1,139,901
		49,603,201
NEW JERSEY — 0.5%
County of Union NJ,General Obligation:
Series A & B, 3.00%, 3/1/2022	580,000	595,113
Series A & B, 3.00%, 3/1/2025	500,000	549,829
Series A & B, 3.00%, 3/1/2026	4,165,000	4,605,716
Security Description	Principal Amount	Value
Hudson County, Improvement Authority Revenue:
4.00%, 10/1/2024	$650,000	$728,744
4.00%, 10/1/2025	535,000	613,279
New Jersey Educational Facilities Authority Revenue Series I-PRINCETON UNIVERSITY, 5.00%, 7/1/2025	600,000	716,155
New Jersey, Educational Facilities Authority Revenue:
Series B, 5.00%, 7/1/2022	5,095,000	5,404,018
Series B, 5.00%, 7/1/2023	2,135,000	2,365,577
Series B, 5.00%, 7/1/2024	4,305,000	4,964,677
Series B, 5.00%, 7/1/2025	1,535,000	1,832,163
Rutgers, NJ, State University Revenue Series J, 5.00%, 5/1/2021	145,000	145,514
		22,520,785
NEW MEXICO — 0.9%
New Mexico, State Finance Authority Revenue:
Series A, 5.00%, 6/15/2023	5,000,000	5,521,750
Series A, 5.00%, 6/15/2024	8,000,000	9,163,891
Series D, 5.00%, 6/1/2022	250,000	264,053
New Mexico, State General Obligation:
Series A, 5.00%, 3/1/2022	1,025,000	1,070,257
Series A, 5.00%, 3/1/2024	3,500,000	3,973,363
Series B, 5.00%, 3/1/2022	6,750,000	7,048,031
Series B, 5.00%, 3/1/2025	500,000	587,670
New Mexico, State Severance Tax Permanent Fund Revenue:
5.00%, 7/1/2025	9,635,000	11,442,081
Series B, 4.00%, 7/1/2021	135,000	136,254
Series B, 4.00%, 7/1/2022	335,000	350,786
Series B, 4.00%, 7/1/2023	965,000	1,046,075
State of New Mexico, General Obligation 5.00%, 3/1/2023	2,395,000	2,613,532
		43,217,743
NEW YORK — 15.4%
Albany County, NY, General Obligation 5.00%, 4/1/2023	500,000	547,825
City of New York NY, General Obligation:
Series A-1, 5.00%, 8/1/2025	5,415,000	6,425,310
Series C, 5.00%, 8/1/2024	10,000,000	11,491,797

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 8/1/2025	$5,500,000	$6,526,169
Series C-1, 5.00%, 8/1/2023	2,120,000	2,349,576
Series J-10-REMK 10/1, 5.00%, 8/1/2026	3,790,000	4,630,232
Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 11/15/2022	6,095,000	6,565,624
Series A-1, 5.00%, 2/1/2023	20,000,000	21,507,444
Monroe County, NY, Industrial Development Agency Revenue:
5.00%, 5/1/2023	4,350,000	4,766,880
Series 2018, 5.00%, 5/1/2022	500,000	525,414
Monroe County, NY, Industrial Development Corp. Revenue:
5.00%, 7/1/2024	1,550,000	1,779,373
5.00%, 7/1/2025	1,000,000	1,185,703
Series A, 5.00%, 7/1/2023	500,000	552,216
Series A, 5.00%, 7/1/2024	685,000	786,368
Series B, 5.00%, 7/1/2023	600,000	662,659
New York & New Jersey, NY, Port Authority Revenue:
5.00%, 10/15/2021	155,000	158,998
Series 180, 5.00%, 6/1/2021	125,000	125,950
New York City Transitional Finance Authority Building Aid Revenue:
Series S-1, 5.00%, 7/15/2023	1,030,000	1,141,419
Series S-1, 5.00%, 7/15/2025	530,000	630,058
New York City Transitional Finance Authority Future Tax Secured Revenue 5.00%, 11/1/2021	500,000	514,012
New York City Water & Sewer System:
4.00%, 6/15/2024	4,355,000	4,859,374
5.00%, 6/15/2026	5,390,000	6,601,607
New York City Water & Sewer System Revenue:
Series A, 5.00%, 6/15/2023	140,000	154,609
Series CC, 5.00%, 6/15/2023	1,750,000	1,810,554
Series CC-, 5.00%, 6/15/2022	10,000,000	10,583,523
Series CC-, 5.00%, 6/15/2025	8,905,000	10,567,645
Series CC-1, 4.00%, 6/15/2021	100,000	100,762
Security Description	Principal Amount	Value
Series DD2, 5.00%, 6/15/2024	$12,000,000	$12,984,600
New York State Dormitory Authority, Revenue:
ETM5.00%, 2/15/2022	5,000	5,209
ETM5.00%, 2/15/2024	9,500,000	10,765,436
5.00%, 10/1/2024	1,060,000	1,223,837
5.00%, 10/1/2025 (d)	1,200,000	1,429,124
Seres A, 5.00%, 7/1/2025	660,000	782,259
Series A, 5.00%, 9/15/2024	10,000,000	11,571,521
Series A, 5.00%, 9/15/2025	9,000,000	10,761,909
Series A, 5.00%, 3/15/2026	3,520,000	4,266,779
New York State Urban Development Corp., Revenue Series A-BIDDING GROUP 1, 5.00%, 3/15/2023	665,000	727,051
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue Series DD-2, 5.00%, 6/15/2025	2,635,000	2,968,368
New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series S-, 5.00%, 7/15/2022	160,000	170,009
Series S-1, 5.00%, 7/15/2024	555,000	638,503
Series S-4A, 5.00%, 7/15/2025	3,110,000	3,697,130
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
Series S-, ETM5.00%, 7/15/2022	40,000	42,475
Series S-1, 5.00%, 7/15/2022	200,000	212,271
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2022	15,625,000	16,817,159
5.00%, 8/1/2023	4,300,000	4,777,330
5.00%, 11/1/2024	14,130,000	16,435,427
5.00%, 11/1/2025	6,295,000	7,563,596
5.00%, 11/1/2025 (b)	9,500,000	11,412,187
Series 21-A-RE, 5.00%, 11/1/2022	1,750,000	1,883,522
Series A-1, 5.00%, 8/1/2022	100,000	106,418

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A-1, 5.00%, 8/1/2023	$6,120,000	$6,799,362
Series A-1, 5.00%, 8/1/2024	1,000,000	1,153,124
Series C, 5.00%, 11/1/2021	390,000	400,929
Series C, 5.00%, 11/1/2022	350,000	376,704
Series C-1, 5.00%, 5/1/2023	16,000,000	17,596,467
Series D-S, 5.00%, 11/1/2024	10,000,000	11,631,583
Series D-S, 5.00%, 11/1/2025	1,500,000	1,802,287
New York, NY, City Trust for Cultural Resources 4.00%, 2/1/2023	1,485,000	1,583,363
New York, NY, General Obligation:
Series A, 2.00%, 8/1/2021	100,000	100,609
Series A, 5.00%, 8/1/2022	15,600,000	16,592,538
Series A, 5.00%, 8/1/2023	17,615,000	19,522,539
Series A-1, 5.00%, 8/1/2023	525,000	581,853
Series C, 5.00%, 8/1/2022	14,850,000	15,794,819
Series C, 5.00%, 8/1/2023	4,635,000	5,136,927
Series C, 5.00%, 8/1/2024	1,540,000	1,769,736
Series E, 5.00%, 8/1/2022	740,000	787,082
Series E, 5.00%, 8/1/2023	5,000,000	5,541,453
Series E, 5.00%, 8/1/2024	18,195,000	20,909,325
Series E, 5.00%, 8/1/2025	1,750,000	2,076,508
Subseries D, VRN5.00%, 8/1/2038 (a)	20,000,000	21,884,868
New York, NY, Sales Tax Asset Receivables Corp., Revenue Series A, 4.00%, 10/15/2023	100,000	109,491
New York, NY, Sales Tax Securitization Corp., Revenue Series A, 5.00%, 1/1/2023	180,000	193,646
New York, State Dormitory Authority Revenue:
Series A, 5.00%, 7/1/2022	1,875,000	1,987,752
Series A, 5.00%, 10/1/2022	2,450,000	2,619,793
Series A, 5.00%, 7/1/2023	740,000	817,982
Series A, 5.00%, 10/1/2023	8,785,000	9,792,484
Series A, 5.00%, 7/1/2024	730,000	836,245
Series A, 5.00%, 10/1/2024	1,575,000	1,818,437
Series B, 5.00%, 10/1/2023	800,000	895,141
Series B, 5.00%, 10/1/2024	600,000	692,738
Security Description	Principal Amount	Value
New York, State Dormitory Authority Revenue, State Supported Debt Series A, 5.00%, 10/1/2021	$215,000	$220,180
New York, State Dormitory Authority, Personal Income Tax Revenue:
5.00%, 2/15/2022	16,145,000	16,819,997
5.00%, 2/15/2023	125,000	136,189
Series A, 5.00%, 3/15/2024	7,000,000	7,957,131
Series B, 5.00%, 2/15/2023	1,500,000	1,634,269
Series D, 5.00%, 2/15/2022	13,275,000	13,830,006
Series D, 5.00%, 2/15/2023	9,450,000	10,295,898
Series D, 5.00%, 2/15/2024	9,680,000	10,969,412
Series D, 5.00%, 2/15/2025	3,500,000	4,105,615
Series D, 5.00%, 2/15/2026	21,015,000	25,408,327
New York, State Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/2025	500,000	588,106
Series A, 5.00%, 3/15/2022	7,500,000	7,843,896
Series A, 5.00%, 3/15/2023	26,495,000	28,967,244
Series C, 5.00%, 3/15/2022	1,550,000	1,621,072
Series C, 5.00%, 3/15/2023	930,000	1,016,778
Series C, 5.00%, 3/15/2025	4,780,000	5,622,297
Series E, 5.00%, 3/15/2022	640,000	669,346
Series E-GROUP 1, 5.00%, 3/15/2024	3,560,000	4,047,896
New York, State Environmental Facilities Corp., Revenue:
5.00%, 6/15/2022	6,120,000	6,474,832
5.00%, 6/15/2023	500,000	552,758
Series 2016A, 5.00%, 6/15/2021	370,000	373,516
Series 2017A, 5.00%, 6/15/2023	540,000	596,978
Series A, 5.00%, 6/15/2021	205,000	206,948
Series A, 5.00%, 6/15/2023	3,655,000	4,040,659
Series A, 5.00%, 6/15/2024	1,400,000	1,608,988

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/15/2025	$2,590,000	$3,081,899
New York, State General Obligation:
Series A, 5.00%, 2/15/2022	425,000	442,958
Series A, 5.00%, 2/15/2024	500,000	567,747
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2025	8,070,000	9,492,037
Series A, 5.00%, 3/15/2022	24,490,000	25,612,935
Series A, 5.00%, 3/15/2023	5,825,000	6,368,530
Series A, 5.00%, 3/15/2024	5,855,000	6,657,424
Series A-BIDDING GROUP 1, 5.00%, 3/15/2022	15,000,000	15,687,792
Series E, 5.00%, 3/15/2023	125,000	136,664
Series E GROUP 1, 5.00%, 3/15/2025	25,000,000	29,405,320
Series E GROUP 1, 5.00%, 3/15/2026	30,000,000	36,348,297
Port Authority of New York & New Jersey 5.00%, 11/15/2024	1,430,000	1,663,255
Port Authority of New York & New Jersey Revenue 5.00%, 7/15/2023	725,000	803,161
Town of Brookhaven NY,General Obligation:
Series C, 5.00%, 1/15/2025	7,585,000	8,902,508
Series C, 5.00%, 1/15/2026	3,475,000	4,217,373
Triborough, NY, Bridge & Tunnel Authority Revenue Series B, 5.00%, 11/15/2024	510,000	593,588
Utility Debt Securitization Authority Revenue:
5.00%, 6/15/2023	855,000	863,130
Series B, 5.00%, 6/15/2023	1,000,000	1,009,469
Series B, 5.00%, 12/15/2023	815,000	842,559
Series B, 5.00%, 6/15/2024	1,000,000	1,057,403
Westchester County, NY, General Obligation:
Series A, 5.00%, 1/1/2023	900,000	975,773
Security Description	Principal Amount	Value
Series D, 5.00%, 12/15/2024	$600,000	$701,506
		711,638,672
NORTH CAROLINA — 2.4%
Charlotte, NC, General Obligation 5.00%, 12/1/2021	250,000	258,009
City of Charlotte NC Water & Sewer System Revenue:
5.00%, 7/1/2024	9,105,000	10,481,045
5.00%, 7/1/2025	2,000,000	2,382,530
City of Greensboro NC, General Obligation Series B, 5.00%, 10/1/2025	4,650,000	5,581,229
County of Mecklenburg NC, General Obligation Series A, 5.00%, 4/1/2025	4,520,000	5,338,744
Guilford County, NC, General Obligation 5.00%, 3/1/2022	725,000	757,011
Mecklenburg County, NC, General Obligation:
5.00%, 3/1/2023	7,500,000	8,191,886
5.00%, 3/1/2024	9,045,000	10,285,258
5.00%, 3/1/2026	1,750,000	2,130,688
Series A, 5.00%, 9/1/2022	3,345,000	3,573,680
Mecklenburg County, NC, Public Facilities Corp. 5.00%, 2/1/2023	4,760,000	5,172,621
Mecklenburg County, NC, Revenue Series A, 5.00%, 10/1/2021	280,000	286,718
North Carolina, State General Obligation:
5.00%, 6/1/2022	4,000,000	4,226,777
5.00%, 6/1/2025	10,000,000	11,874,503
Series A, 5.00%, 6/1/2022	2,500,000	2,641,736
Series A, 5.00%, 6/1/2023	19,150,000	21,141,587
Series B, 5.00%, 6/1/2023	1,000,000	1,103,999
North Carolina, State Revenue:
Series B, 5.00%, 6/1/2021	195,000	196,479
Series B, 5.00%, 5/1/2022	1,100,000	1,157,257
Series C, 5.00%, 5/1/2021	100,000	100,352
North Carolina, State University at Raleigh Revenue:
5.00%, 10/1/2021	145,000	148,457
5.00%, 10/1/2023	1,250,000	1,398,326
State of North Carolina, General Obligation Series B, 5.00%, 6/1/2025	625,000	742,156
Wake County, NC, Revenue:
5.00%, 3/1/2025	3,250,000	3,824,003

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 3/1/2026	$650,000	$789,638
Series A, 5.00%, 12/1/2022	125,000	135,129
Series A, 5.00%, 8/1/2023	5,000,000	5,553,799
Series A, 5.00%, 3/1/2026	1,400,000	1,703,792
		111,177,409
OHIO — 3.0%
City of Cincinnati OH, General Obligation 5.00%, 12/1/2023	2,115,000	2,378,440
Columbus, OH, General Obligation:
5.00%, 4/1/2026	9,000,000	10,986,679
Seres A, 5.00%, 4/1/2024	1,850,000	2,109,696
Series 2017-1, 5.00%, 4/1/2024	5,000,000	5,701,882
Series 2018A, 5.00%, 4/1/2024	6,050,000	6,899,277
Series 2019A, 5.00%, 4/1/2022	1,250,000	1,310,268
Series A, 3.00%, 8/15/2023	795,000	847,390
Series A, 4.00%, 4/1/2022	1,735,000	1,801,510
County of Cuyahoga OH Series D, 5.00%, 12/1/2025	10,000,000	11,996,338
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2022	100,000	107,929
Miami University, OH, Revenue:
5.00%, 9/1/2022	500,000	533,668
5.00%, 9/1/2025	3,020,000	3,604,644
Ohio, State General Obligation:
5.00%, 9/1/2021	200,000	203,989
5.00%, 10/1/2024	2,600,000	3,008,717
Series 2016-1, 5.00%, 12/15/2023	1,335,000	1,503,513
Series A, 5.00%, 9/1/2023	325,000	362,364
Series A, 5.00%, 12/1/2024	10,000,000	11,680,408
Series A, 5.00%, 3/15/2025	1,000,000	1,138,625
Series A, 5.00%, 5/1/2025	5,165,000	6,115,798
Series A, 5.00%, 6/15/2025	2,195,000	2,609,862
Series A, 5.00%, 12/1/2025	2,500,000	3,019,532
Series A, 5.00%, 5/1/2026	1,250,000	1,525,549
Series B, 5.00%, 8/1/2023	130,000	144,463
Series B, 5.00%, 9/15/2024	2,500,000	2,896,041
Series B, 5.00%, 8/1/2025	5,000,000	5,970,674
Security Description	Principal Amount	Value
Series B, 5.00%, 9/15/2025	$650,000	$779,340
Series B, 5.00%, 10/1/2025	2,550,000	3,049,380
Series S, 5.00%, 5/1/2023	105,000	115,500
Series T, 5.00%, 11/1/2025	7,825,000	9,421,591
Series V, 5.00%, 5/1/2023	5,725,000	6,297,494
Ohio, State Infrastructure Project Revenue:
5.00%, 12/15/2025	655,000	789,740
Seres 2019-1, 5.00%, 12/15/2023	2,500,000	2,815,568
Seres 2019-1, 5.00%, 12/15/2024	2,000,000	2,334,338
Ohio, State Water Development Authority Revenue:
5.00%, 12/1/2023	6,500,000	7,320,716
5.00%, 6/1/2024	500,000	573,668
Series 2016B, 5.00%, 12/1/2024	1,400,000	1,635,814
Ohio, State Water Development Authority, Water Pollution Control Revenue:
5.00%, 12/1/2023	300,000	337,879
5.00%, 6/1/2024	3,325,000	3,814,892
5.00%, 12/1/2024	6,675,000	7,799,328
5.00%, 12/1/2025	1,480,000	1,786,045
		137,328,549
OKLAHOMA — 0.6%
City of Tulsa OK:
5.00%, 3/1/2023	500,000	545,824
5.00%, 3/1/2025	2,950,000	3,463,493
Oklahoma Capitol Improvement Authority Revenue 5.00%, 7/1/2023	500,000	552,453
Oklahoma County, Independent School District, General Obligation:
0.05%, 7/1/2022	500,000	499,320
Seres A, 2.50%, 7/1/2023	10,000,000	10,505,415
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series 2020A, 5.00%, 7/1/2025	3,900,000	4,627,850
Oklahoma, State Turnpike Authority Revenue:
Series D, 4.00%, 1/1/2023	630,000	671,534
Series D, 5.00%, 1/1/2024	505,000	569,415

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Oklahoma, State University, Revenue:
Series A, 5.00%, 1/1/2025	$2,000,000	$2,332,948
Series A, 5.00%, 9/1/2025	800,000	953,717
Series A, 5.00%, 1/1/2026	3,000,000	3,608,206
Tulsa County, OK, Industrial Authority Revenue 5.00%, 9/1/2022	160,000	170,774
Tulsa, OK, Public Facilities Authority Revenue 3.00%, 6/1/2022	225,000	232,108
		28,733,057
OREGON — 1.2%
Multnomah County School District No 1, General Obligation:
5.00%, 6/15/2023	2,500,000	2,763,788
5.00%, 6/15/2025	2,230,000	2,647,384
Oregon, State Department of Transportation, Highway User Tax Revenue Series A, 5.00%, 11/15/2021	125,000	128,733
Oregon, State General Obligation:
5.00%, 5/1/2026	3,745,000	4,574,742
Series A, 5.00%, 5/1/2022	8,830,000	9,292,564
Series A, 5.00%, 5/1/2024	11,000,000	12,582,549
Series A, 5.00%, 5/1/2025	770,000	911,745
Portland, OR, Community College District, General Obligation 5.00%, 6/15/2022	7,675,000	8,119,990
Portland, OR, Sewer System Revenue:
Series A, 5.00%, 5/1/2023	6,470,000	7,115,571
Series B, 5.00%, 6/15/2022	4,250,000	4,496,940
Salem-Keizer School District No 24J, General Obligation 5.00%, 6/15/2025	705,000	835,984
		53,469,990
PENNSYLVANIA — 2.3%
Commonwealth of Pennsylvania, General Obligation:
5.00%, 7/15/2025	7,000,000	8,326,791
Series 2020, 5.00%, 5/1/2025	16,950,000	20,025,023
Pennsylvania Turnpike Commission Revenue Series A, 5.00%, 12/1/2023	500,000	563,274
Security Description	Principal Amount	Value
Pennsylvania, State General Obligation:
5.00%, 3/1/2022	$850,000	$886,893
5.00%, 7/15/2022	17,175,000	18,221,904
5.00%, 9/15/2024	3,000,000	3,470,776
5.00%, 1/1/2025	4,000,000	4,674,008
5.00%, 1/1/2024	605,000	682,348
Series 2016, 5.00%, 9/15/2023	615,000	686,280
Series 2018A, 5.00%, 3/1/2024	28,500,000	32,345,639
Series D, 5.00%, 8/15/2022	200,000	212,957
Series REF, 5.00%, 1/15/2023	9,500,000	10,310,573
Series REF, 5.00%, 1/15/2024	5,260,000	5,941,184
Pennsylvania, State Higher Educational Facilities Authority Revenue Series AT-1, 5.00%, 6/15/2023	275,000	303,056
		106,650,706
SOUTH CAROLINA — 0.7%
Carolina, State General Obligation:
Series A, 5.00%, 4/1/2023	650,000	712,446
Series A, 5.00%, 4/1/2025	17,190,000	20,296,276
Fort Mill School District No 4 Series B, 5.00%, 3/1/2024	1,250,000	1,420,620
Richmond County, Board of Education, General Obligation Series A, 5.00%, 3/1/2026	1,750,000	2,129,739
South Carolina, State General Obligation Series A, 5.00%, 4/1/2024	4,985,000	5,684,776
		30,243,857
TENNESSEE — 1.0%
City of Knoxville, TN,General Obligation 5.00%, 5/1/2025	8,235,000	9,736,288
City of Memphis TN, General Obligation 5.00%, 5/1/2024	5,000,000	5,706,106
Hamilton, TN, General Obligation:
Series A, 5.00%, 4/1/2023	4,350,000	4,766,992
Series A, 5.00%, 4/1/2025	1,880,000	2,218,902
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2022	4,665,000	4,947,938
Series A, 5.00%, 7/1/2021	150,000	151,766
Series C, 5.00%, 7/1/2021	145,000	146,707

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Nashville & Davidson County, TN, Metropolitan Government Revenue:
Series B, 5.00%, 5/15/2023	$1,200,000	$1,321,571
Series B, 5.00%, 7/1/2023	750,000	830,106
Series B, 5.00%, 7/1/2025	1,000,000	1,188,480
Shelby Country, TN, General Obligation Series B, 5.00%, 4/1/2026	3,855,000	4,693,210
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2022	6,430,000	6,841,765
Series A, 5.00%, 2/1/2023	4,970,000	5,407,508
		47,957,339
TEXAS — 11.2%
Austin, TX, Electric Utility System Revenue Series A, 5.00%, 11/15/2021	325,000	334,726
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2024 (d)	5,910,000	6,821,333
5.00%, 8/1/2025 (d)	3,800,000	4,532,311
Series 2019, 5.00%, 8/1/2023 (d)	660,000	733,428
Series B, 5.00%, 8/1/2022 (d)	4,500,000	4,788,792
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2021	165,000	169,938
5.00%, 11/15/2023	3,315,000	3,724,293
Series 2017, 5.00%, 11/15/2022	500,000	539,091
Bexar County, TX, Hospital District, General Obligation:
5.00%, 2/15/2023	500,000	543,972
5.00%, 2/15/2024	1,325,000	1,498,835
5.00%, 2/15/2025	620,000	725,551
5.00%, 2/15/2026	4,455,000	5,378,198
Birdville, Independent School District, General Obligation Series A, 5.00%, 2/15/2022 (d)	245,000	255,309
Brazosport Independent School District, General Obligation 5.00%, 2/15/2025 (d)	6,500,000	7,636,588
City of Austin TX Water & Wastewater System, Revenue Series A, 5.00%, 11/15/2022	500,000	539,091
Security Description	Principal Amount	Value
City of Conroe, Independent School District Revenue:
Series A, 5.00%, 2/15/2025 (d)	$2,000,000	$2,348,038
Series A, 5.00%, 2/15/2026 (d)	2,400,000	2,907,597
City of Dallas TX, General Obligation 5.00%, 2/15/2022	1,450,000	1,510,364
City of Fort Worth TX, General Obligation:
5.00%, 3/1/2024	9,390,000	10,651,180
5.00%, 3/1/2025	9,630,000	11,298,078
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2021	100,000	101,404
5.00%, 8/15/2023	8,955,000	9,964,527
Seres A, 5.00%, 8/15/2024	3,000,000	3,464,074
Seres A, 5.00%, 8/15/2025	3,990,000	4,759,316
Comal Independent School District:
5.00%, 2/1/2025 (d)	3,225,000	3,780,138
5.00%, 2/1/2026 (d)	3,000,000	3,630,172
Cypress-Fairbanks Independent School District,General Obligation:
5.00%, 2/15/2026 (d)	1,330,000	1,612,717
Series A, 5.00%, 2/15/2025 (d)	7,000,000	8,226,963
Series A, 5.00%, 2/15/2026 (d)	7,000,000	8,487,986
Dallas county, TX, General Obligation 5.00%, 8/15/2025	1,615,000	1,924,849
Dallas, TX, Area Rapid Transit Revenue:
5.00%, 12/1/2023	9,000,000	10,126,136
5.00%, 12/1/2025	1,185,000	1,428,221
Dallas, TX, General Obligation:
5.00%, 2/15/2022	250,000	260,408
5.00%, 2/15/2023	1,850,000	2,013,783
5.00%, 2/15/2024	15,100,000	17,104,208
Series A, 5.00%, 2/15/2025	8,125,000	9,518,442
Dallas, TX, Independent School District, General Obligation:
4.00%, 2/15/2026 (d)	4,460,000	5,196,818
Seres B, 5.00%, 2/15/2025 (d)	11,945,000	14,028,676

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Denton, TX, Independent School District, General Obligation:
0.01%, 8/15/2022 (d)	$115,000	$114,681
5.00%, 8/15/2025 (d)	1,625,000	1,936,767
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2023	250,000	272,560
Fort Bend, TX, Independent School District, General Obligation:
5.00%, 8/15/2024 (d)	2,250,000	2,600,512
5.00%, 8/15/2025 (d)	3,000,000	3,582,732
Series B, 5.00%, 2/15/2022 (d)	770,000	802,398
Series E, 5.00%, 2/15/2022 (d)	4,295,000	4,475,714
Series E, 5.00%, 2/15/2023 (d)	500,000	544,658
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (d)	2,560,000	2,667,713
5.00%, 2/15/2024 (d)	1,815,000	2,059,248
5.00%, 2/15/2025 (d)	1,745,000	2,049,396
Frisco, TX, General Obligation Series 2016, 5.00%, 2/15/2023	500,000	544,658
Frisco, TX, Independent School District, General Obligation 3.00%, 2/15/2026 (d)	6,100,000	6,812,456
Harris County, Toll Road Authority Revenue 5.00%, 8/15/2025	2,000,000	2,381,807
Harris County, TX, Flood Control District Revenue Series A, 5.00%, 10/1/2023	2,875,000	3,216,149
Harris County, TX, Flood Control District, General Obligation Series A, 5.00%, 10/1/2024	3,500,000	4,062,091
Harris County, TX, General Obligation:
Series A, 5.00%, 8/15/2022	530,000	565,239
Series A, 5.00%, 10/1/2022	1,030,000	1,104,909
Series A, 5.00%, 10/1/2024	5,000,000	5,801,096
Series A, 5.00%, 8/15/2025	5,020,000	5,987,911
Series A, 5.00%, 10/1/2025	10,000,000	11,987,858
Security Description	Principal Amount	Value
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue Series B, 5.00%, 11/1/2023	$1,475,000	$1,654,220
Hays Consolidated Independent School District, General Obligation Series A, 3.00%, 2/15/2026 (d)	1,055,000	1,177,144
Houston of Harris County, TX, Port Authority General Obligation:
Series A-2, 5.00%, 10/1/2024	2,735,000	3,169,066
Series A-2, 5.00%, 10/1/2025	2,000,000	2,393,636
Houston, TX, General Obligation:
Series A, 5.00%, 3/1/2022	3,855,000	4,024,487
Series A, 5.00%, 3/1/2024	4,225,000	4,797,736
Series C, 5.00%, 3/1/2022	660,000	689,017
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2023 (d)	20,735,000	22,599,199
5.00%, 2/15/2024 (d)	4,165,000	4,726,774
5.00%, 2/15/2025 (d)	4,530,000	5,324,020
Series A, 5.00%, 2/15/2022 (d)	3,145,000	3,277,047
Houston,TX, Combined Utility System Revenue Series B, 5.00%, 11/15/2024	550,000	640,360
Humble, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2024 (d)	1,505,000	1,707,994
Katy, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2024 (d)	2,250,000	2,553,479
Series B, 5.00%, 2/15/2025 (d)	3,750,000	4,404,147
Series D, 5.00%, 2/15/2024 (d)	5,000,000	5,674,398
Lewisville, TX, Independent School District, General Obligation:
Series A, 5.00%, 8/15/2022 (d)	650,000	692,940
Series A, 5.00%, 8/15/2023 (d)	3,300,000	3,672,850

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Lubbock, TX, General Obligation 5.00%, 2/15/2023	$1,400,000	$1,523,670
North Texas, TX, Municipal Water District, Water System Revenue 5.00%, 9/1/2021	130,000	132,577
Pasadena, TX, Independent School District, General Obligation Series B-REMK 0, VRN1.50%, 2/15/2044 (a) (d)	5,700,000	5,881,043
Pearland, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (d)	5,830,000	6,824,962
Plano, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (d)	500,000	521,038
Series A, 5.00%, 2/15/2022 (d)	6,355,000	6,622,390
Series A, 5.00%, 2/15/2023 (d)	4,085,000	4,452,266
Round Rock, TX, Independent School District, General Obligation:
5.00%, 8/1/2024 (d)	6,790,000	7,837,031
Series A, 5.00%, 8/1/2023 (d)	6,500,000	7,223,154
Series A, 5.00%, 8/1/2024 (d)	8,505,000	9,816,487
San Antonio Water System Series A, 2.00%, 5/15/2025	500,000	528,628
San Antonio, TX, Electric & Gas Revenue:
ETM5.00%, 2/1/2022	540,000	561,298
ETM5.00%, 2/1/2023	5,795,000	6,296,228
ETM5.00%, 2/1/2024	5,535,000	6,254,241
San Antonio, TX, General Obligation 5.00%, 2/1/2022	4,000,000	4,161,383
San Antonio, TX, Water System Revenue Series A, VRN2.63%, 5/1/2049 (a)	32,500,000	34,713,435
Tarrant, TX, Regional Water District Revenue 5.00%, 3/1/2022	135,000	140,986
Texas Public Finance Authority Revenue 5.00%, 2/1/2022	1,250,000	1,299,371
Texas Water Development Board Revenue:
5.00%, 8/1/2022	2,625,000	2,793,463
Security Description	Principal Amount	Value
5.00%, 8/1/2024	$1,500,000	$1,730,224
5.00%, 8/1/2025	1,820,000	2,171,600
Texas, State A&M University Revenue:
Series C, 5.00%, 5/15/2022	6,815,000	7,184,159
Series C, 5.00%, 5/15/2025	2,950,000	3,493,694
Series E, 5.00%, 5/15/2023	5,000,000	5,511,027
Texas, State General Obligation:
5.00%, 4/1/2022	50,000	52,411
5.00%, 10/1/2023	4,205,000	4,706,203
5.00%, 4/1/2024	1,000,000	1,140,055
5.00%, 10/1/2024	645,000	748,585
Series 2016, 5.00%, 10/1/2022	2,675,000	2,868,293
Series A, 5.00%, 4/1/2023	500,000	548,246
Series A, 5.00%, 10/1/2023	5,000,000	5,595,961
Series C, 5.00%, 8/1/2022	700,000	744,923
Series REF, 5.00%, 8/1/2023	500,000	555,875
Texas, State Public Finance Authority Revenue:
Series A, 5.00%, 2/1/2023	1,500,000	1,629,740
Series A, 5.00%, 2/1/2024	1,500,000	1,695,286
Texas, State Transportation Commission, Highway Fund Revenue:
Series A, 5.00%, 4/1/2021	170,000	170,000
Series A, 5.00%, 10/1/2023	600,000	671,515
Series A, 5.00%, 10/1/2025	3,165,000	3,803,523
Texas, State University System Revenue Series A, 5.00%, 3/15/2022	2,500,000	2,614,388
Texas, State Water Development Board Revenue:
5.00%, 8/1/2023	3,750,000	4,167,204
5.00%, 10/15/2023	945,000	1,058,750
5.00%, 8/1/2024	6,070,000	7,001,641
5.00%, 8/1/2025	1,000,000	1,193,187
5.00%, 4/15/2026	2,280,000	2,782,710
Series A, 5.00%, 4/15/2021	380,000	380,517
Series B, 5.00%, 10/15/2023	2,000,000	2,240,742
Trinity River, TX, Authority Regional Wastewater System Revenue:
5.00%, 8/1/2021	240,000	243,780
5.00%, 8/1/2022	160,000	170,246

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Trinity, TX, River Authority Central Regional Wastewater System Revenue 5.00%, 8/1/2025	$4,730,000	$5,634,819
University of Texas, Permanent University Fund Revenue:
5.00%, 7/1/2022	200,000	212,027
Seres B, 5.00%, 7/1/2023	3,380,000	3,742,620
University of Texas, Revenue:
5.00%, 8/15/2025	2,675,000	3,190,769
Series C, 5.00%, 8/15/2022	150,000	159,931
Series C, 5.00%, 8/15/2025	5,500,000	6,560,460
Series D, 5.00%, 8/15/2021	135,000	137,393
Series D, 5.00%, 8/15/2022	1,725,000	1,839,203
Series E, 5.00%, 8/15/2021	330,000	335,848
Series E, 5.00%, 8/15/2022	915,000	975,577
Series H, 5.00%, 8/15/2022	6,790,000	7,239,528
Series H, 5.00%, 8/15/2023	1,800,000	2,002,014
		515,802,943
UTAH — 1.1%
Alpine School District, General Obligation:
2.00%, 3/15/2025	600,000	635,830
5.00%, 3/15/2024	525,000	597,032
Central Utah Water Conservancy District Revenue Series B, 5.00%, 10/1/2024	740,000	857,723
State of Utah, General Obligation:
5.00%, 7/1/2025	10,000,000	11,921,949
Seres B, 5.00%, 7/1/2025	13,000,000	15,498,534
University of Utah, Revenue Series B-1, 5.00%, 8/1/2023	225,000	250,032
Utah, State General Obligation:
5.00%, 7/1/2022	12,315,000	13,058,738
5.00%, 7/1/2023	925,000	1,024,899
5.00%, 7/1/2025	5,275,000	6,288,828
		50,133,565
Security Description	Principal Amount	Value
VIRGINIA — 3.3%
Arlington County, VA, General Obligation Series 2017, 5.00%, 8/15/2024	$1,480,000	$1,711,637
County of Arlington VA, General Obligation:
5.00%, 8/15/2025	1,850,000	2,213,778
Series A, 5.00%, 8/1/2025	7,770,000	9,285,800
County of Fairfax VA, General Obligation Seres A, 5.00%, 10/1/2025	800,000	963,374
County of Loudoun VA, General Obligation:
Series A, 5.00%, 12/1/2024	10,970,000	12,813,408
Series A, 5.00%, 12/1/2025	10,995,000	13,279,903
Fairfax County, VA, General Obligation:
5.00%, 10/1/2023	700,000	784,366
Series A, 4.00%, 10/1/2023	5,250,000	5,752,365
Series A, 4.00%, 10/1/2025	2,815,000	3,264,776
Series A, 5.00%, 10/1/2022	215,000	230,737
Series C, 5.00%, 10/1/2021	175,000	179,243
Fairfax County, VA, Water Development Authority, Improvement Revenue 5.00%, 4/1/2022	995,000	1,042,872
Loudoun, VA, General Obligation Series A, 5.00%, 12/1/2023	4,675,000	5,266,615
Richmond, VA, General Obligation:
Series A, 5.00%, 7/15/2022	5,000,000	5,312,103
Series B, 5.00%, 7/15/2022	8,040,000	8,541,862
Richmond, VA, Public Utility Revenue 5.00%, 1/15/2023	175,000	190,128
Virginia College Building Authority Revenue 5.00%, 2/1/2023	700,000	761,621
Virginia Commonwealth Transportation Board Revenue 5.00%, 3/15/2023	2,300,000	2,514,613
Virginia Public Building Authority revenue:
5.00%, 8/1/2025	10,000,000	11,927,133
Series B, 5.00%, 8/1/2024	8,500,000	9,801,550

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Virginia, Commonwealth Transportation Board Revenue Series A, 5.00%, 5/15/2022	$1,200,000	$1,264,725
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2025	4,365,000	5,116,372
Series A, 5.00%, 2/1/2022	600,000	624,055
Series A, 5.00%, 2/1/2023	16,915,000	18,404,022
Series B, ETM5.00%, 9/1/2022	440,000	469,730
Series B, 5.00%, 2/1/2023	6,020,000	6,549,939
Series B, 5.00%, 9/1/2024	300,000	346,727
Series D, 5.00%, 2/1/2022	130,000	135,212
Series E, 5.00%, 2/1/2023	5,000,000	5,440,148
Series E, 5.00%, 2/1/2024	4,000,000	4,526,814
Virginia, State Commonwealth Transportation Board Revenue:
5.00%, 9/15/2022	100,000	106,980
5.00%, 9/15/2024	3,745,000	4,336,874
5.00%, 3/15/2025	4,000,000	4,710,724
Series C, 5.00%, 5/15/2023	250,000	275,271
Virginia, State General Obligation:
Series B, 5.00%, 6/1/2022	775,000	818,379
Series B, 5.00%, 6/1/2023	535,000	590,395
Virginia, State Public Building Authority Revenue Series B, 5.00%, 8/1/2022	100,000	106,445
Virginia, State Public School Authority Revenue:
5.00%, 8/1/2022	860,000	914,835
5.00%, 8/1/2023	545,000	605,499
5.00%, 8/1/2024	1,035,000	1,194,227
Virginia, State Resources Authority Revenue 5.00%, 10/1/2022	260,000	278,828
		152,654,085
WASHINGTON — 4.1%
Central Puget Sound, WA, Regional Transit Authority Revenue Series S-1, 5.00%, 11/1/2022	500,000	538,067
Chelan County Public Utility District No. 1 Revenue:
Series A, 5.00%, 7/1/2024	1,250,000	1,431,927
Series A, 5.00%, 7/1/2025	2,390,000	2,828,314
Chelan County, Public Utility District No. 1, Revenue Series A, 5.00%, 7/1/2022	3,055,000	3,238,711
Security Description	Principal Amount	Value
Energy Northwest, WA, Electric Revenue:
Series A, 5.00%, 7/1/2022	$3,065,000	$3,249,708
Series A, 5.00%, 7/1/2025	11,550,000	13,726,948
King & Snohomish Counties, WA, School District No. 417, General Obligation 5.00%, 12/1/2021	500,000	516,051
King County, WA, School District No. 412, General Obligation 5.00%, 12/1/2023	7,310,000	8,224,673
Pierce County, School District No 10 Tacoma, General Obligation Series B, 5.00%, 12/1/2025	17,005,000	20,486,571
State of Washington, General Obligation:
5.00%, 8/1/2025	500,000	596,357
Seres D, 5.00%, 2/1/2023	800,000	870,885
Series R-2020C, 5.00%, 7/1/2024	15,000,000	17,266,961
University of Washington, Revenue:
Series A, VRN5.00%, 5/1/2048 (a)	7,000,000	7,192,461
Series C, 5.00%, 4/1/2025	2,000,000	2,359,664
Series C, 5.00%, 4/1/2026	1,000,000	1,219,087
Washington, State:
COPs5.00%, 7/1/2022	275,000	291,537
Series D, COPs5.00%, 7/1/2022	575,000	609,577
Washington, State General Obligation:
Series 2020A, 5.00%, 8/1/2023	5,255,000	5,842,243
Series 2020C, 5.00%, 2/1/2025	3,000,000	3,518,902
Series A, 5.00%, 8/1/2024	12,630,000	14,582,113
Series A, 5.00%, 8/1/2025	13,275,000	15,833,269
Series B, 5.00%, 7/1/2022	500,000	530,261
Series B, 5.00%, 7/1/2023	2,000,000	2,215,521
Series B, 5.00%, 8/1/2025	540,000	644,065
Series C, 5.00%, 2/1/2024	11,860,000	13,432,780
Series D, 5.00%, 2/1/2026	515,000	623,726
Series R-2015, 5.00%, 7/1/2021	285,000	288,348
Series R-2015-C, 5.00%, 7/1/2022	255,000	270,433
Series R-2017A, 5.00%, 8/1/2022	500,000	532,226
Series R-2017A, 5.00%, 8/1/2025	9,200,000	10,972,962
Series R-2017C, 5.00%, 8/1/2022	500,000	532,226

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series R-2020A, 5.00%, 1/1/2023	$505,000	$547,702
Series R-2020A, 5.00%, 1/1/2025	9,960,000	11,650,421
Series R-2020C, 5.00%, 7/1/2022	840,000	890,839
Series R-2020C, 5.00%, 7/1/2025	10,000,000	11,894,077
Series R-2021B, 5.00%, 1/1/2025	10,000,000	11,697,210
Series R-F, 5.00%, 7/1/2021	100,000	101,175
		191,247,998
WEST VIRGINIA — 0.2%
West Virginia, State General Obligation:
Series A, 5.00%, 12/1/2024	8,430,000	9,813,126
Series B, 5.00%, 12/1/2021	250,000	257,941
		10,071,067
WISCONSIN — 1.9%
City of Milwaukee WI, General Obligation:
Series N3, 5.00%, 4/1/2022	760,000	795,089
Series N-4, 5.00%, 4/1/2025	10,140,000	11,831,999
Madison, WI, General Obligation:
Series A, 2.00%, 10/1/2025	1,000,000	1,035,679
Series A, 4.00%, 10/1/2023	125,000	136,764
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/15/2023	415,000	443,908
Series N3, 5.00%, 4/1/2024	1,665,000	1,881,671
Series N4, 5.00%, 4/1/2022	110,000	115,079
Wisconsin, State Clean Water Fund Leveraged Loan Portfolio Revenue:
5.00%, 6/1/2024	730,000	837,306
Series 1, ETM5.00%, 6/1/2021	190,000	191,435
Wisconsin, State Department of Transportation Revenue:
Series 2, 5.00%, 7/1/2021	145,000	146,693
Series 2, 5.00%, 7/1/2022	65,000	68,909
Wisconsin, State General Obligation:
5.00%, 5/1/2025	2,650,000	3,139,005
Security Description	Principal Amount	Value
Series 1, 5.00%, 11/1/2021	$185,000	$190,184
Series 1, 5.00%, 11/1/2022	1,760,000	1,894,285
Series 1, 5.00%, 11/1/2023	2,500,000	2,806,514
Series 1, 5.00%, 11/1/2024	10,000,000	11,647,097
Series 2, 5.00%, 11/1/2022	14,795,000	15,923,832
Series 2, 5.00%, 11/1/2023	13,745,000	15,430,211
Series 2, 5.00%, 11/1/2026	2,770,000	3,431,056
Series A, 5.00%, 5/1/2022	125,000	131,534
Series A, 5.00%, 5/1/2023	8,685,000	9,535,349
Series A, 5.00%, 5/1/2024	6,000,000	6,847,327
Series B, 5.00%, 5/1/2021	175,000	175,619
		88,636,545
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,513,156,452)		4,576,473,262
	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (e) (f) (Cost $9,654,024)	9,654,024	9,654,024
TOTAL INVESTMENTS — 99.2% (Cost $4,522,810,476)		4,586,127,286
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		35,949,076
NET ASSETS — 100.0%		$4,622,076,362
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	When-issued security.
(c)	Amount is less than 0.05% of net assets.
(d)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	4.9%
Assured Guaranty Municipal Corp.	0.0%
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2021.

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

ETM	Escrowed to Maturity
VRN	Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$4,576,473,262	$—	$4,576,473,262
Short-Term Investment	9,654,024	—	—	9,654,024
TOTAL INVESTMENTS	$9,654,024	$4,576,473,262	$—	$4,586,127,286
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,415,611	$19,415,611	$802,749,696	$812,511,283	$—	$—	9,654,024	$9,654,024	$11,281
See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 27.5%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031 (b)	$350,000	$341,873
3.38%, 3/1/2041 (b)	240,000	234,437
Omnicom Group, Inc. 2.45%, 4/30/2030	250,000	247,795
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	264,000	289,373
3.63%, 5/1/2022	536,000	554,787
WPP Finance 2010:
3.63%, 9/7/2022	158,000	164,846
3.75%, 9/19/2024	191,000	208,335
		2,041,446
AEROSPACE & DEFENSE — 0.6%
Boeing Co.:
1.17%, 2/4/2023	220,000	220,920
1.43%, 2/4/2024	335,000	335,556
1.95%, 2/1/2024 (b)	246,000	252,221
2.20%, 2/4/2026	656,000	654,052
2.25%, 6/15/2026	230,000	230,511
2.70%, 2/1/2027	344,000	349,198
2.75%, 2/1/2026	250,000	256,855
2.80%, 3/1/2023	320,000	331,283
2.80%, 3/1/2024	147,000	153,439
2.85%, 10/30/2024	100,000	104,872
3.10%, 5/1/2026	235,000	245,737
3.25%, 2/1/2028	350,000	362,435
3.25%, 2/1/2035	137,000	132,501
3.60%, 5/1/2034	326,000	325,703
3.63%, 2/1/2031	155,000	162,097
3.63%, 3/1/2048	195,000	179,722
3.83%, 3/1/2059	150,000	139,673
3.85%, 11/1/2048	257,000	248,396
4.51%, 5/1/2023	620,000	664,231
4.88%, 5/1/2025	902,000	1,005,072
5.04%, 5/1/2027	950,000	1,083,019
5.15%, 5/1/2030	1,044,000	1,202,312
5.71%, 5/1/2040	775,000	948,546
5.81%, 5/1/2050	1,406,000	1,778,520
5.93%, 5/1/2060	900,000	1,151,208
6.13%, 2/15/2033	265,000	326,467
6.88%, 3/15/2039	215,000	286,666
General Dynamics Corp.:
1.88%, 8/15/2023	175,000	181,114
2.13%, 8/15/2026	120,000	124,572
2.38%, 11/15/2024	125,000	131,996
3.38%, 5/15/2023	282,000	299,360
3.50%, 5/15/2025	309,000	338,275
3.63%, 4/1/2030 (b)	150,000	166,116
3.75%, 5/15/2028 (b)	365,000	407,172
Security Description	Principal Amount	Value
4.25%, 4/1/2040	$764,000	$899,090
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	180,000	168,835
3.85%, 6/15/2023	123,000	131,384
3.85%, 12/15/2026	345,000	381,815
3.95%, 5/28/2024	124,000	134,596
4.40%, 6/15/2028	627,000	711,074
5.05%, 4/27/2045	300,000	374,865
Lockheed Martin Corp.:
1.85%, 6/15/2030	640,000	623,782
2.80%, 6/15/2050	145,000	137,212
2.90%, 3/1/2025 (b)	396,000	423,403
3.10%, 1/15/2023	135,000	141,068
3.55%, 1/15/2026	215,000	237,328
3.60%, 3/1/2035	220,000	245,034
3.80%, 3/1/2045	701,000	777,535
4.70%, 5/15/2046	310,000	389,871
Northrop Grumman Corp.:
2.93%, 1/15/2025	355,000	378,018
3.20%, 2/1/2027	153,000	165,355
3.25%, 8/1/2023	104,000	110,728
3.25%, 1/15/2028	189,000	202,421
3.85%, 4/15/2045	285,000	306,822
4.40%, 5/1/2030	1,102,000	1,270,441
4.75%, 6/1/2043	175,000	211,337
5.05%, 11/15/2040	220,000	273,744
5.25%, 5/1/2050	512,000	667,546
Raytheon Technologies Corp.:
2.25%, 7/1/2030	620,000	611,227
2.50%, 12/15/2022	379,000	389,862
3.13%, 7/1/2050 (b)	305,000	295,298
3.50%, 3/15/2027	385,000	421,490
3.75%, 11/1/2046	341,000	363,455
3.95%, 8/16/2025	667,000	741,284
4.05%, 5/4/2047	96,000	106,708
4.13%, 11/16/2028	128,000	144,102
4.35%, 4/15/2047	180,000	207,772
4.50%, 6/1/2042	843,000	1,000,472
4.63%, 11/16/2048	503,000	608,575
5.70%, 4/15/2040	343,000	455,086
6.05%, 6/1/2036	100,000	135,193
7.50%, 9/15/2029	604,000	829,292
Teledyne Technologies, Inc.:
0.65%, 4/1/2023	250,000	249,855
0.95%, 4/1/2024	250,000	249,020
1.60%, 4/1/2026	250,000	248,025
2.25%, 4/1/2028	250,000	248,832
2.75%, 4/1/2031	250,000	249,852
		31,698,521
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.35%, 5/6/2025	175,000	181,501
2.45%, 2/4/2032	500,000	475,160
3.40%, 5/6/2030	143,000	149,316
3.40%, 2/4/2041	415,000	384,917

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 2/4/2051	$500,000	$456,055
4.00%, 2/4/2061 (b)	458,000	425,661
4.25%, 8/9/2042	250,000	253,947
4.40%, 2/14/2026	367,000	412,846
4.45%, 5/6/2050	110,000	113,809
4.50%, 5/2/2043	393,000	413,978
4.80%, 2/14/2029	831,000	953,664
5.38%, 1/31/2044	413,000	484,143
5.95%, 2/14/2049	392,000	489,338
6.20%, 2/14/2059	1,000	1,222
Archer-Daniels-Midland Co. 2.50%, 8/11/2026	462,000	487,239
BAT Capital Corp.:
2.26%, 3/25/2028	279,000	274,399
2.73%, 3/25/2031 (b)	824,000	800,846
2.79%, 9/6/2024	184,000	194,133
3.22%, 9/6/2026	310,000	327,806
3.46%, 9/6/2029	242,000	252,413
3.73%, 9/25/2040	340,000	323,731
3.98%, 9/25/2050	800,000	751,160
4.39%, 8/15/2037	510,000	535,388
4.54%, 8/15/2047	577,000	581,668
4.70%, 4/2/2027	1,006,000	1,133,269
4.76%, 9/6/2049	397,000	410,165
BAT International Finance PLC 1.67%, 3/25/2026	200,000	197,930
Bunge, Ltd. Finance Corp.:
1.63%, 8/17/2025 (b)	133,000	133,181
3.00%, 9/25/2022	165,000	170,148
3.25%, 8/15/2026 (b)	170,000	181,041
3.75%, 9/25/2027 (b)	297,000	325,467
Philip Morris International, Inc.:
0.88%, 5/1/2026	200,000	194,658
1.13%, 5/1/2023	85,000	86,301
1.50%, 5/1/2025 (b)	207,000	209,900
1.75%, 11/1/2030	200,000	187,236
2.10%, 5/1/2030	370,000	358,393
2.13%, 5/10/2023 (b)	304,000	314,017
2.38%, 8/17/2022	415,000	426,168
2.50%, 8/22/2022	145,000	149,486
2.50%, 11/2/2022	357,000	368,692
2.63%, 3/6/2023	130,000	135,621
2.75%, 2/25/2026 (b)	140,000	148,945
2.88%, 5/1/2024	106,000	112,656
3.13%, 3/2/2028 (b)	115,000	122,676
3.38%, 8/11/2025	515,000	560,073
3.38%, 8/15/2029 (b)	314,000	338,523
3.60%, 11/15/2023	794,000	857,893
4.13%, 3/4/2043	174,000	189,891
Reynolds American, Inc.:
4.45%, 6/12/2025	587,000	651,547
5.85%, 8/15/2045	602,000	706,327
Security Description	Principal Amount	Value
6.15%, 9/15/2043	$295,000	$355,867
		18,750,411
AIRLINES — 0.1%
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	113,712	115,112
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	49,494	50,415
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	177,280	177,302
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	291,759	294,364
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	85,127	84,943
Continental Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	63,086	65,843
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	27,314	28,092
Delta Air Lines 2007-1 Class A Pass Through Trust Series 071A, 6.82%, 2/10/2024	53,240	55,504
Delta Air Lines 2019-1 Pass Through Trust Series AA, 3.20%, 10/25/2025	238,000	246,009
JetBlue 2019-1 Pass Through Trust Series 2019, Class AA, 2.75%, 11/15/2033	158,965	160,152
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	360,000	390,010
Southwest Airlines Co.:
2.63%, 2/10/2030	272,000	267,765
4.75%, 5/4/2023	662,000	714,755
5.13%, 6/15/2027	468,000	538,453
5.25%, 5/4/2025	155,000	176,344
Spirit Airlines Pass Through Trust Series A, 4.10%, 10/1/2029	257,037	256,998

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	$84,735	$87,505
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	323,130	335,949
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	293,515	300,632
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	39,756	40,752
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	101,110	107,884
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	310,348	303,222
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 7/15/2027	120,000	124,601
United Airlines 2020-1 Pass Through Trust Series 2020-1, Class A, 5.88%, 4/15/2029	569,882	630,380
		5,552,986
APPAREL — 0.1%
NIKE, Inc.:
2.25%, 5/1/2023	540,000	558,306
2.38%, 11/1/2026	471,000	494,852
2.85%, 3/27/2030	348,000	366,315
3.25%, 3/27/2040	284,000	298,427
3.38%, 3/27/2050	203,000	213,495
3.88%, 11/1/2045 (b)	217,000	247,860
PVH Corp. 4.63%, 7/10/2025	90,000	99,164
Ralph Lauren Corp.:
1.70%, 6/15/2022	30,000	30,459
2.95%, 6/15/2030	463,000	478,399
3.75%, 9/15/2025	189,000	207,945
Tapestry, Inc.:
3.00%, 7/15/2022	648,000	661,971
4.13%, 7/15/2027	443,000	480,389
VF Corp. 2.40%, 4/23/2025	141,000	147,066
		4,284,648
Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 0.5%
American Honda Finance Corp.:
1.95%, 5/20/2022	$125,000	$127,220
Series GMTN, 3.50%, 2/15/2028	408,000	447,037
Series GMTN, 3.55%, 1/12/2024	21,000	22,668
Series MTN, 0.40%, 10/21/2022	150,000	150,107
Series MTN, 0.55%, 7/12/2024	150,000	148,859
Series MTN, 0.65%, 9/8/2023	200,000	200,350
Series MTN, 0.88%, 7/7/2023	165,000	166,213
Series MTN, 1.00%, 9/10/2025	250,000	246,397
Series MTN, 1.20%, 7/8/2025	250,000	249,172
Series MTN, 1.80%, 1/13/2031	250,000	235,553
Series MTN, 1.95%, 5/10/2023	164,000	168,922
Series MTN, 2.00%, 3/24/2028 (b)	115,000	114,856
Series MTN, 2.05%, 1/10/2023	320,000	329,110
Series MTN, 2.15%, 9/10/2024 (b)	709,000	739,898
Series MTN, 2.20%, 6/27/2022	330,000	337,567
Series MTN, 2.35%, 1/8/2027	110,000	113,897
Series MTN, 2.40%, 6/27/2024	215,000	225,905
Series MTN, 2.90%, 2/16/2024	412,000	437,717
Cummins, Inc.:
0.75%, 9/1/2025	85,000	83,628
1.50%, 9/1/2030 (b)	220,000	204,547
2.60%, 9/1/2050 (b)	750,000	670,335
Daimler Finance North America LLC 8.50%, 1/18/2031	182,000	269,728
General Motors Co.:
4.20%, 10/1/2027	132,000	145,336
4.88%, 10/2/2023	165,000	180,758
5.00%, 4/1/2035	322,000	371,936
5.15%, 4/1/2038	224,000	257,584
5.40%, 10/2/2023	138,000	152,956
5.40%, 4/1/2048	546,000	647,305
5.95%, 4/1/2049 (b)	195,000	247,689
6.13%, 10/1/2025	325,000	382,847
6.25%, 10/2/2043	439,000	561,564
6.75%, 4/1/2046	94,000	126,721

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.80%, 10/1/2027	$155,000	$192,715
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	284,000	278,749
1.70%, 8/18/2023	170,000	173,284
2.35%, 1/8/2031 (b)	250,000	238,818
2.70%, 8/20/2027	250,000	255,315
2.75%, 6/20/2025	520,000	542,526
3.15%, 6/30/2022	160,000	164,470
3.25%, 1/5/2023	139,000	144,780
3.45%, 4/10/2022	372,000	380,950
3.50%, 11/7/2024	156,000	167,457
3.55%, 7/8/2022	520,000	538,616
3.60%, 6/21/2030	750,000	791,175
3.70%, 5/9/2023	269,000	283,496
3.85%, 1/5/2028	584,000	628,769
4.00%, 1/15/2025	430,000	467,457
4.00%, 10/6/2026	168,000	183,975
4.30%, 7/13/2025	411,000	451,993
4.35%, 4/9/2025	25,000	27,482
4.35%, 1/17/2027	258,000	286,349
5.10%, 1/17/2024	658,000	727,965
5.20%, 3/20/2023	220,000	238,586
5.25%, 3/1/2026	418,000	478,969
PACCAR Financial Corp.:
Series MTN, 0.35%, 8/11/2023	225,000	224,676
Series MTN, 0.35%, 2/2/2024	200,000	199,112
Series MTN, 1.90%, 2/7/2023	125,000	128,529
Series MTN, 2.00%, 9/26/2022	205,000	209,975
Series MTN, 2.30%, 8/10/2022	187,000	191,970
Series MTN, 2.65%, 5/10/2022	651,000	668,082
Toyota Motor Corp.:
0.68%, 3/25/2024	200,000	200,018
1.34%, 3/25/2026	200,000	199,548
2.16%, 7/2/2022	188,000	192,328
2.36%, 3/25/2031 (b)	200,000	200,874
2.76%, 7/2/2029 (b)	56,000	58,303
3.42%, 7/20/2023	150,000	160,052
3.67%, 7/20/2028 (b)	105,000	116,600
Toyota Motor Credit Corp.:
3.65%, 1/8/2029	100,000	110,901
Series GMTN, 2.70%, 1/11/2023	204,000	212,362
Series GMTN, 3.05%, 1/11/2028	85,000	90,901
Series MTN, 0.35%, 10/14/2022	288,000	288,144
Series MTN, 0.45%, 7/22/2022	250,000	250,560
Security Description	Principal Amount	Value
Series MTN, 0.45%, 1/11/2024 (b)	$250,000	$249,535
Series MTN, 0.50%, 8/14/2023	310,000	310,180
Series MTN, 0.80%, 10/16/2025	250,000	245,745
Series MTN, 0.80%, 1/9/2026 (b)	265,000	259,597
Series MTN, 1.15%, 5/26/2022	542,000	547,751
Series MTN, 1.15%, 8/13/2027	250,000	242,235
Series MTN, 1.35%, 8/25/2023	495,000	505,162
Series MTN, 1.65%, 1/10/2031 (b)	250,000	235,898
Series MTN, 1.80%, 2/13/2025 (b)	1,021,000	1,049,088
Series MTN, 2.15%, 9/8/2022	191,000	196,029
Series MTN, 2.25%, 10/18/2023	243,000	253,663
Series MTN, 2.63%, 1/10/2023	335,000	348,149
Series MTN, 3.38%, 4/1/2030	220,000	238,907
Series MTN, 3.40%, 4/14/2025 (b)	150,000	163,140
		24,956,292
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv Corp. 4.15%, 3/15/2024	140,000	152,807
Aptiv PLC :
4.35%, 3/15/2029 (b)	168,000	188,982
5.40%, 3/15/2049	150,000	184,506
BorgWarner, Inc. 2.65%, 7/1/2027	235,000	244,212
Lear Corp. 4.25%, 5/15/2029	125,000	138,467
Magna International, Inc.:
2.45%, 6/15/2030	300,000	301,413
3.63%, 6/15/2024	100,000	108,225
		1,318,612
BANKS — 5.4%
Australia & New Zealand Banking Group, Ltd. Series MTN, 2.05%, 11/21/2022	845,000	868,542
Banco Bilbao Vizcaya Argentaria SA:
0.88%, 9/18/2023	575,000	576,920
1.13%, 9/18/2025	425,000	417,868
Banco Santander SA:
1.85%, 3/25/2026	600,000	598,812
2.71%, 6/27/2024	335,000	353,793

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 5/28/2025	$542,000	$566,970
2.75%, 12/3/2030	460,000	437,327
2.96%, 3/25/2031	680,000	676,403
3.31%, 6/27/2029	100,000	105,870
3.49%, 5/28/2030	280,000	292,578
3.80%, 2/23/2028	125,000	134,961
3.85%, 4/12/2023	434,000	461,216
4.25%, 4/11/2027	291,000	324,250
Bancolombia SA 3.00%, 1/29/2025 (b)	422,000	430,900
Bank of America Corp.:
4.10%, 7/24/2023	693,000	749,001
6.11%, 1/29/2037	185,000	244,603
6.22%, 9/15/2026	100,000	122,562
7.75%, 5/14/2038	313,000	481,579
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	722,000	761,789
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	352,000	366,295
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	378,000	406,622
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (c)	605,000	619,677
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	1,312,000	1,406,648
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	203,000	222,119
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	1,081,000	1,077,584
Series GMTN, 3.30%, 1/11/2023	1,687,000	1,773,273
Series GMTN, 3.50%, 4/19/2026	802,000	879,024
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (c)	889,000	915,083
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	419,000	455,252
Series L, 3.95%, 4/21/2025	129,000	141,416
Series L, 4.18%, 11/25/2027	521,000	579,555
Series L, 4.75%, 4/21/2045	340,000	405,440
Series MTN, 2.50%, 10/21/2022	442,000	447,185
Series MTN, 3.25%, 10/21/2027	570,000	612,915
Series MTN, 3.88%, 8/1/2025	405,000	448,201
Series MTN, 4.00%, 4/1/2024	908,000	993,361
Security Description	Principal Amount	Value
Series MTN, 4.00%, 1/22/2025	$310,000	$339,103
Series MTN, 4.13%, 1/22/2024	508,000	555,244
Series MTN, 4.20%, 8/26/2024	689,000	759,547
Series MTN, 4.25%, 10/22/2026	552,000	618,301
Series MTN, 4.88%, 4/1/2044	272,000	332,691
Series MTN, 5.00%, 1/21/2044	325,000	403,140
Series MTN, 5.88%, 2/7/2042	400,000	543,336
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	430,000	440,711
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	381,000	399,174
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	971,000	1,039,805
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	575,000	617,441
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	700,000	695,170
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	607,000	660,859
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	516,000	570,727
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	62,000	66,186
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	699,000	733,677
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	713,000	733,021
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	601,000	665,139
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	829,000	934,581
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	404,000	447,584
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	549,000	604,092

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	$465,000	$543,255
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	1,304,000	1,453,595
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (c)	550,000	551,485
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	250,000	249,255
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	570,000	562,242
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	511,000	509,232
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	515,000	484,455
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (c)	290,000	294,930
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	486,000	457,195
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	125,000	114,221
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,120,000	1,049,619
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	500,000	501,560
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	500,000	501,095
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	500,000	509,510
Bank of America NA Series BKNT, 6.00%, 10/15/2036	825,000	1,124,112
Bank of Montreal:
0.45%, 12/8/2023	355,000	353,740
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (c)	165,000	178,550
Series E, 3.30%, 2/5/2024	630,000	675,990
Series MTN, 2.35%, 9/11/2022	620,000	638,420
Series MTN, 2.50%, 6/28/2024	355,000	374,820
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (c)	300,000	291,825
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	472,000	511,167
Security Description	Principal Amount	Value
Series 0012, 3.65%, 2/4/2024	$125,000	$135,829
Series MTN, 0.35%, 12/7/2023 (b)	430,000	429,204
Series MTN, 0.75%, 1/28/2026 (b)	250,000	244,775
Series MTN, 1.65%, 1/28/2031 (b)	250,000	237,818
Series MTN, 1.85%, 1/27/2023	140,000	144,053
Series MTN, 1.95%, 8/23/2022	355,000	363,183
Series MTN, 2.80%, 5/4/2026 (b)	298,000	318,663
Series MTN, 2.95%, 1/29/2023	215,000	224,939
Series MTN, 3.00%, 10/30/2028	159,000	168,744
Series MTN, 3.25%, 9/11/2024	209,000	226,909
Series MTN, 3.25%, 5/16/2027	187,000	203,808
Series MTN, 3.30%, 8/23/2029	1,035,000	1,114,033
Series MTN, 3.40%, 1/29/2028	131,000	143,748
Series MTN, 3.95%, 11/18/2025	494,000	553,166
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (c)	107,000	109,675
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	100,000	109,915
Bank of Nova Scotia:
0.55%, 9/15/2023	100,000	100,049
1.05%, 3/2/2026	265,000	260,739
1.30%, 6/11/2025	690,000	690,869
1.95%, 2/1/2023	254,000	261,104
2.00%, 11/15/2022	189,000	194,129
2.20%, 2/3/2025 (b)	475,000	493,572
2.38%, 1/18/2023	106,000	109,715
2.70%, 8/3/2026 (b)	327,000	346,509
3.40%, 2/11/2024	212,000	227,966
4.50%, 12/16/2025	226,000	256,582
Series BKNT, 2.45%, 9/19/2022	374,000	385,800
BankUnited, Inc.:
4.88%, 11/17/2025	140,000	157,737
5.13%, 6/11/2030	199,000	224,243
Barclays Bank PLC 1.70%, 5/12/2022	630,000	638,845
Barclays PLC:
3.68%, 1/10/2023	208,000	212,769
4.34%, 1/10/2028	181,000	201,100
4.38%, 9/11/2024	399,000	435,497
4.38%, 1/12/2026	964,000	1,073,915

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.84%, 5/9/2028	$453,000	$505,457
5.20%, 5/12/2026	645,000	728,927
5.25%, 8/17/2045 (b)	393,500	491,517
1 year CMT + 0.80%, 1.01%, 12/10/2024 (c)	200,000	200,060
1 year CMT + 1.20%, 2.67%, 3/10/2032 (c)	500,000	488,265
1 year CMT + 1.90%, 2.65%, 6/24/2031 (c)	200,000	196,984
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	93,000	99,607
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	924,000	997,837
3 Month USD LIBOR + 2.45%, 2.85%, 5/7/2026 (c)	235,000	245,805
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (c)	280,000	316,924
1 year CMT + 1.70%, 3.81%, 3/10/2042 (c)	500,000	488,635
5 year CMT + 2.90%, 3.56%, 9/23/2035 (b) (c)	300,000	300,939
BBVA USA:
2.50%, 8/27/2024	197,000	207,084
Series BKNT, 2.88%, 6/29/2022	270,000	277,665
Series BKNT, 3.88%, 4/10/2025	164,000	179,308
BNP Paribas SA Series MTN, 4.25%, 10/15/2024 (b)	371,000	410,897
BPCE SA:
4.00%, 4/15/2024	589,000	645,526
Series MTN, 3.38%, 12/2/2026	191,000	208,106
Canadian Imperial Bank of Commerce:
0.50%, 12/14/2023	215,000	214,192
0.95%, 6/23/2023	320,000	322,976
0.95%, 10/23/2025	65,000	63,859
2.25%, 1/28/2025	127,000	131,845
2.55%, 6/16/2022	260,000	267,264
3.10%, 4/2/2024	248,000	264,346
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (c)	262,000	269,006
Series BKNT, 3.50%, 9/13/2023	185,000	198,729
Citibank NA Series BKNT, 3.65%, 1/23/2024	223,000	241,433
Citigroup, Inc.:
2.70%, 10/27/2022	279,000	288,190
2.75%, 4/25/2022	597,000	611,137
Security Description	Principal Amount	Value
3.20%, 10/21/2026	$1,143,000	$1,229,262
3.40%, 5/1/2026	428,000	464,932
3.70%, 1/12/2026	542,000	595,734
3.75%, 6/16/2024	128,000	139,663
3.88%, 3/26/2025	213,000	231,870
4.00%, 8/5/2024 (b)	192,000	209,808
4.13%, 7/25/2028	579,000	639,048
4.30%, 11/20/2026	328,000	367,124
4.40%, 6/10/2025	1,464,000	1,626,270
4.45%, 9/29/2027	661,500	743,989
4.60%, 3/9/2026	860,000	969,263
4.65%, 7/30/2045	289,000	349,702
4.65%, 7/23/2048	344,000	421,968
4.75%, 5/18/2046	506,000	599,605
5.50%, 9/13/2025	693,000	805,751
5.88%, 2/22/2033	107,000	134,189
6.68%, 9/13/2043	296,000	434,155
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	911,000	974,433
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	1,387,000	1,428,527
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	250,000	269,667
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (b) (c)	220,000	238,546
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	445,000	495,031
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (c)	929,000	1,027,818
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	1,279,000	1,400,172
SOFR + 0.69%, 0.78%, 10/30/2024 (c)	565,000	564,503
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	779,000	783,534
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	467,000	483,004
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	367,000	374,623
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	775,000	773,899
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	1,230,000	1,313,652
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	246,000	279,655
Citizens Bank NA/Providence RI:
Series BKNT, 2.25%, 4/28/2025	450,000	467,023

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3.70%, 3/29/2023	$165,000	$174,740
Series BKNT, 3.75%, 2/18/2026	458,000	503,791
Citizens Financial Group, Inc. 3.25%, 4/30/2030	141,000	149,573
Comerica Bank Series BKNT, 2.50%, 7/23/2024	100,000	105,759
Comerica, Inc. 4.00%, 2/1/2029	214,000	239,291
Cooperatieve Rabobank UA:
0.38%, 1/12/2024	250,000	248,645
3.95%, 11/9/2022	386,000	406,361
5.25%, 8/4/2045 (b)	577,000	741,705
5.75%, 12/1/2043	460,000	617,959
Series BKNT, 3.75%, 7/21/2026	345,000	376,443
Series BKNT, 5.25%, 5/24/2041	480,000	621,590
Series MTN, 3.38%, 5/21/2025	271,000	295,021
Credit Suisse AG:
0.50%, 2/2/2024	385,000	380,665
1.00%, 5/5/2023	735,000	738,675
2.80%, 4/8/2022	825,000	842,647
2.95%, 4/9/2025	115,000	121,730
Series MTN, 3.63%, 9/9/2024	337,000	365,160
Credit Suisse Group AG 4.88%, 5/15/2045 (b)	476,000	566,164
Credit Suisse Group Funding Guernsey, Ltd.:
3.80%, 9/15/2022	492,000	513,008
3.80%, 6/9/2023	512,000	543,396
4.55%, 4/17/2026	363,000	406,371
Deutsche Bank AG:
1.00%, 4/1/2025	250,000	249,950
1.69%, 3/19/2026	150,000	149,717
3.30%, 11/16/2022	512,000	531,645
3.70%, 5/30/2024	395,000	422,575
3.95%, 2/27/2023	100,000	105,493
4.10%, 1/13/2026	200,000	217,116
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	445,000	445,859
SOFR + 2.16%, 2.22%, 9/18/2024 (c)	150,000	153,765
SOFR + 2.58%, 3.96%, 11/26/2025 (c)	700,000	757,456
SOFR + 3.04%, 3.55%, 9/18/2031 (b) (c)	380,000	392,111
Discover Bank:
Series BKNT, 2.70%, 2/6/2030	150,000	151,502
Series BKNT, 3.35%, 2/6/2023	322,000	337,160
Security Description	Principal Amount	Value
Series BKNT, 3.45%, 7/27/2026	$285,000	$308,712
Series BKNT, 4.20%, 8/8/2023	410,000	442,911
Series BKNT, 4.65%, 9/13/2028	255,000	291,031
Fifth Third Bancorp:
1.63%, 5/5/2023	115,000	117,581
2.38%, 1/28/2025	130,000	135,582
2.55%, 5/5/2027	375,000	390,364
2.60%, 6/15/2022	205,000	210,057
3.95%, 3/14/2028 (b)	214,000	242,000
4.30%, 1/16/2024	305,000	333,810
8.25%, 3/1/2038	242,000	391,108
Fifth Third Bank NA:
Series BKNT, 3.85%, 3/15/2026	241,000	265,469
Series BKNT, 3.95%, 7/28/2025	300,000	333,846
First Horizon Corp. 3.55%, 5/26/2023	100,000	105,565
First Republic Bank Series BKNT, SOFR + 0.62%, 1.91%, 2/12/2024 (c)	150,000	153,728
FNB Corp. 2.20%, 2/24/2023	35,000	35,651
Goldman Sachs Capital I 6.35%, 2/15/2034	160,000	214,038
Goldman Sachs Group, Inc.:
0.52%, 3/8/2023	315,000	314,984
2.60%, 2/7/2030 (b)	288,000	291,318
3.00%, 4/26/2022	1,457,000	1,459,244
3.20%, 2/23/2023	321,000	336,039
3.50%, 1/23/2025	721,000	777,793
3.50%, 11/16/2026	1,225,000	1,328,782
3.63%, 1/22/2023	523,000	552,047
3.63%, 2/20/2024	685,000	737,081
3.75%, 5/22/2025	247,000	269,808
3.75%, 2/25/2026	367,000	402,805
3.85%, 1/26/2027	794,000	870,939
4.00%, 3/3/2024	543,000	592,087
4.25%, 10/21/2025	468,000	522,269
4.75%, 10/21/2045	387,000	476,393
5.15%, 5/22/2045	514,000	643,132
5.95%, 1/15/2027	350,000	422,660
6.25%, 2/1/2041	826,000	1,170,541
6.45%, 5/1/2036	100,000	135,707
6.75%, 10/1/2037	1,101,000	1,552,608
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	482,000	496,301
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (c)	317,000	325,470

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	$473,000	$530,820
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	631,000	700,492
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	724,500	841,311
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	842,000	921,005
SOFR + 0.57%, 0.67%, 3/8/2024 (c)	500,000	499,355
SOFR + 0.61%, 0.86%, 2/12/2026 (c)	565,000	554,892
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	400,000	396,132
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	360,000	341,806
Series FXD, 0.48%, 1/27/2023	550,000	549,191
Series MTN, 3.85%, 7/8/2024	794,000	862,165
Series MTN, 4.80%, 7/8/2044	704,000	866,730
Series VAR, SOFR + 0.54%, 0.63%, 11/17/2023 (c)	285,000	284,917
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (c)	200,000	195,870
HSBC Bank USA NA:
Series BKNT, 5.63%, 8/15/2035	411,000	509,891
Series BKNT, 5.88%, 11/1/2034	200,000	256,062
HSBC Holdings PLC:
3.60%, 5/25/2023	702,000	746,970
4.25%, 3/14/2024	808,000	879,015
4.25%, 8/18/2025	782,000	860,583
4.38%, 11/23/2026	518,000	577,487
5.25%, 3/14/2044	594,000	728,392
6.10%, 1/14/2042	134,000	185,649
6.50%, 5/2/2036	546,000	715,959
6.50%, 9/15/2037	364,000	486,861
6.80%, 6/1/2038	696,000	962,025
7.63%, 5/17/2032	100,000	138,735
3 Month USD LIBOR + 1.14%, 2.63%, 11/7/2025 (c)	640,000	669,754
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	514,000	554,200
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	550,000	609,064
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	$504,000	$566,929
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	996,000	1,092,134
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (c)	740,000	800,917
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	555,000	546,336
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	175,000	175,166
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	880,000	864,530
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	685,000	697,200
SOFR + 1.95%, 2.36%, 8/18/2031 (b) (c)	200,000	192,538
SOFR + 2.39%, 2.85%, 6/4/2031 (b) (c)	410,000	409,955
Huntington Bancshares, Inc.:
2.55%, 2/4/2030 (b)	186,000	186,279
2.63%, 8/6/2024	298,000	314,479
Huntington National Bank:
Series BKNT, 2.50%, 8/7/2022	175,000	179,715
Series BKNT, 3.13%, 4/1/2022	315,000	323,124
Series BKNT, 3.55%, 10/6/2023	265,000	284,981
Industrial & Commercial Bank of China, Ltd.:
2.96%, 11/8/2022	588,000	607,345
3.54%, 11/8/2027 (b)	190,000	209,082
ING Groep NV:
3.55%, 4/9/2024	251,000	270,066
3.95%, 3/29/2027	401,000	445,046
4.05%, 4/9/2029	186,000	207,444
4.10%, 10/2/2023	546,000	591,788
4.55%, 10/2/2028	264,000	302,995
SOFR + 1.12%, 2.73%, 4/1/2032 (c) (d)	200,000	199,816
Series VAR, SOFR + 0.92%, 1.73%, 4/1/2027 (c) (d)	200,000	200,160
Intesa Sanpaolo SpA 5.25%, 1/12/2024	120,000	133,458
JPMorgan Chase & Co.:
2.70%, 5/18/2023	428,000	446,443
2.95%, 10/1/2026	1,045,000	1,117,000
2.97%, 1/15/2023	402,000	410,076
3.13%, 1/23/2025	445,000	476,657
3.20%, 1/25/2023	774,000	813,366
3.20%, 6/15/2026	1,247,000	1,346,149
3.25%, 9/23/2022	203,000	211,644
3.30%, 4/1/2026	746,000	810,805

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 5/13/2024	$363,000	$395,597
3.63%, 12/1/2027	420,000	456,200
3.88%, 2/1/2024	295,000	321,630
3.88%, 9/10/2024	886,000	970,347
3.90%, 7/15/2025	524,000	578,129
4.13%, 12/15/2026	246,000	276,836
4.25%, 10/1/2027	139,000	157,262
4.95%, 6/1/2045	255,000	318,651
5.40%, 1/6/2042	815,000	1,076,387
5.63%, 8/16/2043	390,000	521,056
6.40%, 5/15/2038	718,000	1,014,354
7.63%, 10/15/2026	1,000,000	1,308,460
8.75%, 9/1/2030	228,000	334,793
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	1,036,000	1,064,096
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	583,000	617,805
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	870,000	931,779
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	693,000	709,784
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	483,000	523,046
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (c)	642,000	696,596
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	526,000	560,858
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	390,000	425,166
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	413,000	455,200
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (c)	421,000	465,437
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	905,000	1,022,478
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (c)	506,000	579,709
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	322,000	355,140
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	234,000	258,687
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	206,000	224,579
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	$736,000	$811,676
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	225,000	261,706
SOFR + 0.42%, 0.56%, 2/16/2025 (c)	150,000	148,859
SOFR + 0.58%, 0.70%, 3/16/2024 (c)	350,000	351,274
SOFR + 0.60%, 0.65%, 9/16/2024 (c)	322,000	322,380
SOFR + 0.70%, 1.04%, 2/4/2027 (c)	500,000	487,615
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	450,000	439,861
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	300,000	284,811
SOFR + 1.11%, 1.76%, 11/19/2031 (c)	500,000	466,280
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	606,000	631,858
SOFR + 1.46%, 1.51%, 6/1/2024 (c)	800,000	816,416
SOFR + 1.51%, 2.53%, 11/19/2041 (c)	500,000	456,840
SOFR + 1.51%, 2.74%, 10/15/2030 (c)	993,000	1,010,814
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	750,000	758,332
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	212,000	211,332
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	159,000	155,297
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	991,000	985,916
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	345,000	351,141
SOFR + 3.79%, 4.49%, 3/24/2031 (c)	1,450,000	1,672,633
KeyBank NA:
Series BKNT, 2.40%, 6/9/2022	132,000	135,135
Series BKNT, 3.18%, 10/15/2027	195,000	201,150
Series BKNT, 3.38%, 3/7/2023	100,000	105,588
Series BKNT, 3.90%, 4/13/2029	100,000	109,197
Series BKNT, SOFR + 0.34%, 0.42%, 1/3/2024 (c)	250,000	249,885
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	700,000	718,270
Series MTN, 2.55%, 10/1/2029	218,000	220,801

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.10%, 4/30/2028	$220,000	$248,417
Series MTN, 4.15%, 10/29/2025	170,000	190,358
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	1,005,000	1,055,531
Series GMTN, 1.75%, 7/27/2026 (b)	200,000	206,808
Lloyds Bank PLC 2.25%, 8/14/2022 (b)	101,000	103,523
Lloyds Banking Group PLC:
3.75%, 1/11/2027	240,000	263,182
3.90%, 3/12/2024	205,000	222,435
4.05%, 8/16/2023	258,000	278,338
4.34%, 1/9/2048	405,000	445,792
4.38%, 3/22/2028	335,000	376,858
4.45%, 5/8/2025	108,000	120,608
4.50%, 11/4/2024	205,000	227,441
4.58%, 12/10/2025	522,000	581,759
4.65%, 3/24/2026	150,000	167,970
1 year CMT + 0.55%, 0.70%, 5/11/2024 (c)	200,000	200,004
1 year CMT + 0.85%, 1.63%, 5/11/2027 (c)	205,000	203,731
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	996,000	1,083,588
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (c)	493,000	532,060
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	1,138,000	1,177,989
M&T Bank Corp. 3.55%, 7/26/2023	143,000	153,104
Manufacturers & Traders Trust Co. Series BKNT, 2.50%, 5/18/2022	277,000	283,230
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	250,000	249,280
2.05%, 7/17/2030	230,000	220,933
2.19%, 2/25/2025	775,000	797,808
2.56%, 2/25/2030	646,000	646,775
2.62%, 7/18/2022	1,004,000	1,031,700
2.67%, 7/25/2022	368,000	378,543
2.76%, 9/13/2026	168,000	177,074
2.80%, 7/18/2024	505,000	535,426
3.20%, 7/18/2029	649,000	680,431
3.29%, 7/25/2027	225,000	245,106
3.41%, 3/7/2024	169,000	181,307
3.46%, 3/2/2023	275,000	289,974
3.68%, 2/22/2027 (b)	241,000	267,496
3.74%, 3/7/2029 (b)	383,000	417,895
3.76%, 7/26/2023	260,000	278,515
3.78%, 3/2/2025 (b)	318,000	347,580
Security Description	Principal Amount	Value
3.85%, 3/1/2026	$99,000	$109,400
4.05%, 9/11/2028	224,000	250,524
4.15%, 3/7/2039	623,000	702,601
4.29%, 7/26/2038	160,000	182,341
1 year CMT + 0.68%, 0.85%, 9/15/2024 (c)	250,000	250,235
Mizuho Financial Group, Inc.:
3.17%, 9/11/2027 (b)	171,000	184,586
3.55%, 3/5/2023	267,000	282,385
3.66%, 2/28/2027 (b)	200,000	219,972
4.02%, 3/5/2028	210,000	233,705
1 year CMT + 0.67%, 1.23%, 5/22/2027 (c)	200,000	194,612
3 Month USD LIBOR + 0.61%, 0.85%, 9/8/2024 (c)	215,000	215,396
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (c)	175,000	179,963
3 Month USD LIBOR + 0.84%, 2.72%, 7/16/2023 (c)	275,000	282,480
3 Month USD LIBOR + 0.98%, 2.84%, 7/16/2025 (c)	222,000	234,656
3 Month USD LIBOR + 0.99%, 1.24%, 7/10/2024 (c)	255,000	257,611
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (c)	175,000	187,994
3 Month USD LIBOR + 1.07%, 2.59%, 5/25/2031 (b) (c)	300,000	298,839
3 Month USD LIBOR + 1.10%, 2.56%, 9/13/2025 (c)	100,000	104,650
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (c)	200,000	209,198
3 Month USD LIBOR + 1.27%, 1.98%, 9/8/2031 (c)	225,000	212,308
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (c)	304,000	341,316
3 Month USD LIBOR + 1.51%, 2.20%, 7/10/2031 (c)	175,000	168,509
1 year CMT + 0.870%, 2.17%, 5/22/2032 (c)	200,000	191,550
Morgan Stanley:
2.75%, 5/19/2022	1,734,000	1,780,506
3.95%, 4/23/2027	372,000	410,554
4.30%, 1/27/2045	363,000	426,068
4.38%, 1/22/2047	129,000	153,901
4.88%, 11/1/2022	776,000	827,720

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 11/24/2025	$480,000	$551,640
6.38%, 7/24/2042	975,000	1,428,268
7.25%, 4/1/2032	217,000	304,865
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	722,000	767,291
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	599,000	652,748
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	215,000	252,281
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	431,000	481,509
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	1,000,000	975,930
Series F, 3.88%, 4/29/2024	831,000	907,735
Series GMTN, 3.13%, 1/23/2023	1,371,000	1,435,643
Series GMTN, 3.70%, 10/23/2024	609,000	667,086
Series GMTN, 3.75%, 2/25/2023	266,000	282,167
Series GMTN, 3.88%, 1/27/2026	647,000	719,568
Series GMTN, 4.00%, 7/23/2025	665,000	738,083
Series GMTN, 4.35%, 9/8/2026	543,000	613,047
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	500,000	548,225
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	215,000	246,188
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	730,000	740,512
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (c)	85,000	84,470
Series MTN, 3.13%, 7/27/2026	937,000	1,008,184
Series MTN, SOFR + 0.46%, 0.53%, 1/25/2024 (c)	495,000	494,079
Series MTN, SOFR + 0.47%, 0.56%, 11/10/2023 (c)	550,000	550,522
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	315,000	297,070
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	360,000	336,082
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	325,000	342,768
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	$319,000	$292,006
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	1,965,000	2,130,492
MUFG Americas Holdings Corp. 3.00%, 2/10/2025	150,000	159,531
MUFG Union Bank NA Series BKNT, 3.15%, 4/1/2022	548,000	562,040
National Australia Bank, Ltd.:
1.88%, 12/13/2022	250,000	256,532
2.88%, 4/12/2023	243,000	255,157
3.00%, 1/20/2023	206,000	215,684
Series GMTN, 2.50%, 5/22/2022	249,000	255,183
National Bank of Canada:
1 year CMT + 0.77%, 0.90%, 8/15/2023 (c)	250,000	251,130
Series MTN, 2.10%, 2/1/2023	400,000	411,180
Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (c)	250,000	249,185
Natwest Group PLC:
3.88%, 9/12/2023	893,000	957,653
4.80%, 4/5/2026	309,000	350,384
5.13%, 5/28/2024	621,000	690,788
1 year CMT + 2.15%, 2.36%, 5/22/2024 (c)	180,000	185,564
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	350,000	365,172
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	497,000	512,158
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	341,000	380,181
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (c)	591,000	684,065
5 year CMT + 2.10%, 3.75%, 11/1/2029 (c)	427,000	453,914
5 year CMT + 2.35%, 3.03%, 11/28/2035 (c)	259,000	247,666
Northern Trust Corp.:
1.95%, 5/1/2030 (b)	343,000	334,459
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	520,000	557,268
PNC Bank NA:
3.80%, 7/25/2023	163,000	174,787
Series BKNT, 2.70%, 10/22/2029	576,000	587,578

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 2.95%, 2/23/2025	$166,000	$177,310
Series BKNT, 3.10%, 10/25/2027	245,000	265,129
Series BKNT, 3.25%, 1/22/2028	161,000	173,811
Series BKNT, 4.05%, 7/26/2028	498,000	558,318
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	120,000	126,107
2.55%, 1/22/2030	568,000	576,901
3.15%, 5/19/2027 (b)	278,000	300,796
3.45%, 4/23/2029 (b)	396,000	429,494
3.50%, 1/23/2024	637,000	686,450
3.90%, 4/29/2024	258,000	281,638
Regions Bank Series BKNT, 6.45%, 6/26/2037	250,000	334,015
Regions Financial Corp.:
2.25%, 5/18/2025	100,000	103,777
3.80%, 8/14/2023	295,000	316,570
Royal Bank of Canada:
Series GMTN, 0.43%, 1/19/2024	215,000	213,506
Series GMTN, 0.88%, 1/20/2026	250,000	244,875
Series GMTN, 1.95%, 1/17/2023	192,000	197,313
Series GMTN, 2.25%, 11/1/2024	272,000	285,244
Series GMTN, 2.55%, 7/16/2024	234,000	247,064
Series GMTN, 2.80%, 4/29/2022	1,372,000	1,409,236
Series GMTN, 3.70%, 10/5/2023	609,000	656,411
Series MTN, 0.50%, 10/26/2023	370,000	370,011
Series MTN, 1.15%, 6/10/2025	670,000	669,598
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	100,000	104,216
3.45%, 6/2/2025	432,000	461,367
4.50%, 7/17/2025	483,000	534,106
3.50%, 6/7/2024	240,000	256,685
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	278,000	284,219
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	177,000	193,383
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (c)	247,000	271,488
Security Description	Principal Amount	Value
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	$500,000	$500,370
1 year CMT + 1.25%, 1.53%, 8/21/2026 (c)	250,000	247,958
Santander UK PLC 4.00%, 3/13/2024	517,000	564,585
Signature Bank 4.00%, 10/15/2030 (c)	500,000	514,315
Sumitomo Mitsui Banking Corp.:
3.20%, 7/18/2022	189,000	195,757
3.95%, 7/19/2023	328,000	353,171
3.95%, 1/10/2024	300,000	325,581
Series GMTN, 3.65%, 7/23/2025 (b)	150,000	164,279
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	400,000	389,132
1.47%, 7/8/2025	815,000	816,508
1.71%, 1/12/2031	250,000	232,253
2.14%, 9/23/2030	750,000	703,215
2.30%, 1/12/2041	200,000	177,080
2.35%, 1/15/2025	275,000	285,392
2.45%, 9/27/2024	164,000	172,059
2.63%, 7/14/2026	339,000	354,909
2.70%, 7/16/2024	521,000	550,713
2.72%, 9/27/2029 (b)	495,000	503,361
2.75%, 1/15/2030	300,000	305,337
2.78%, 7/12/2022	322,000	331,666
3.01%, 10/19/2026	108,000	115,382
3.04%, 7/16/2029	605,000	629,781
3.10%, 1/17/2023	380,000	397,693
3.20%, 9/17/2029	275,000	283,096
3.36%, 7/12/2027 (b)	139,000	150,883
3.45%, 1/11/2027	388,000	422,035
3.54%, 1/17/2028	224,000	242,619
3.75%, 7/19/2023	125,000	133,963
3.78%, 3/9/2026	594,000	654,154
SVB Financial Group:
1.80%, 2/2/2031	335,000	309,965
3.13%, 6/5/2030	215,000	223,624
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	435,000	472,949
Synovus Financial Corp. 3.13%, 11/1/2022	126,000	130,220
Toronto-Dominion Bank:
0.55%, 3/4/2024	250,000	249,648
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (c)	100,000	109,534
Series GMTN, 3.25%, 3/11/2024	239,000	257,176
Series MTN, 0.25%, 1/6/2023	235,000	234,551

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 0.45%, 9/11/2023	$625,000	$624,375
Series MTN, 0.75%, 6/12/2023	480,000	483,091
Series MTN, 0.75%, 9/11/2025 (b)	500,000	489,930
Series MTN, 0.75%, 1/6/2026	250,000	243,978
Series MTN, 1.15%, 6/12/2025 (b)	465,000	465,093
Series MTN, 1.90%, 12/1/2022	335,000	343,670
Series MTN, 2.65%, 6/12/2024	1,755,000	1,861,757
Truist Bank:
Class BKNT, 2.25%, 3/11/2030	100,000	97,605
Series BKNT, 1.50%, 3/10/2025 (b)	250,000	254,097
Series BKNT, 2.15%, 12/6/2024	263,000	275,424
Series BKNT, 2.45%, 8/1/2022	189,000	194,097
Series BKNT, 2.75%, 5/1/2023	245,000	256,630
Series BKNT, 2.80%, 5/17/2022	742,000	761,181
Series BKNT, 3.00%, 2/2/2023	429,000	448,455
Series BKNT, 3.30%, 5/15/2026 (b)	206,000	222,944
Series BKNT, 3.63%, 9/16/2025	268,000	292,951
Series BKNT, 5 year CMT + 1.15%, 2.64%, 9/17/2029 (c)	320,000	335,734
Series BNKT, 3.20%, 4/1/2024	206,000	221,067
Truist Financial Corp.:
4.00%, 5/1/2025	185,000	204,506
Series MTN, 1.13%, 8/3/2027	345,000	330,748
Series MTN, 1.20%, 8/5/2025 (b)	232,000	231,680
Series MTN, 1.95%, 6/5/2030 (b)	198,000	191,708
Series MTN, 2.20%, 3/16/2023	164,000	169,505
Series MTN, 2.50%, 8/1/2024	220,000	231,724
Series MTN, 2.85%, 10/26/2024	198,000	211,547
Series MTN, 3.05%, 6/20/2022 (b)	637,000	656,709
Series MTN, 3.70%, 6/5/2025	390,000	427,838
Security Description	Principal Amount	Value
Series MTN, 3.75%, 12/6/2023	$149,000	$161,437
Series MTN, 3.88%, 3/19/2029 (b)	208,000	231,325
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	295,000	291,852
US Bancorp:
1.45%, 5/12/2025	225,000	228,323
2.40%, 7/30/2024	212,000	223,823
3.38%, 2/5/2024	263,000	283,411
Series DMTN, 3.00%, 7/30/2029	193,000	202,461
Series MTN, 1.38%, 7/22/2030	105,000	97,048
Series MTN, 2.95%, 7/15/2022	507,000	523,067
Series MTN, 3.10%, 4/27/2026 (b)	222,000	239,223
Series MTN, 3.70%, 1/30/2024	554,000	601,195
Series V, 2.38%, 7/22/2026	510,000	533,608
Series X, 3.15%, 4/27/2027 (b)	388,000	420,103
US Bank NA:
Series BKNT, 2.65%, 5/23/2022 (b)	770,000	789,173
Series BKNT, 2.80%, 1/27/2025	100,000	106,421
Series BKNT, 2.85%, 1/23/2023 (b)	749,000	781,784
Series BKNT, 3.40%, 7/24/2023	615,000	656,679
Wachovia Corp. 7.57%, 8/1/2026 (b) (c) (e)	643,000	819,439
Webster Financial Corp. 4.10%, 3/25/2029	272,000	291,758
Wells Fargo & Co.:
3.00%, 4/22/2026	659,000	704,847
3.00%, 10/23/2026	677,000	724,363
3.90%, 5/1/2045	637,000	700,248
4.48%, 1/16/2024	347,000	382,352
5.38%, 11/2/2043	731,000	913,121
5.61%, 1/15/2044	715,000	911,167
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	367,000	378,601
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	500,000	490,425
Series GMTN, 4.30%, 7/22/2027	734,000	829,868
Series GMTN, 4.90%, 11/17/2045	640,000	764,992
Series M, 3.45%, 2/13/2023	296,000	311,786
Series MTN, 3.00%, 2/19/2025	428,000	456,141

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.30%, 9/9/2024	$663,000	$715,828
Series MTN, 3.55%, 9/29/2025	150,000	163,604
Series MTN, 4.10%, 6/3/2026	1,342,000	1,493,310
Series MTN, 4.40%, 6/14/2046	968,000	1,075,874
Series MTN, 4.65%, 11/4/2044	452,000	521,359
Series MTN, 4.75%, 12/7/2046	469,000	554,128
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	810,000	835,515
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (c)	1,031,000	1,076,694
Series MTN, 3 Month USD LIBOR + 1.00%, 2.57%, 2/11/2031 (c)	575,000	578,128
Series MTN, 3 Month USD LIBOR + 1.17%, 2.88%, 10/30/2030 (c)	582,000	599,809
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	686,000	735,241
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	507,000	552,878
Series MTN, 3 Month USD LIBOR + 3.77%, 4.48%, 4/4/2031 (c)	675,000	775,825
Series MTN, 3 Month USD LIBOR + 4.24%, 5.01%, 4/4/2051 (c)	720,000	922,601
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	981,000	1,002,710
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	1,150,000	1,178,393
Wells Fargo Bank NA:
5.95%, 8/26/2036	165,000	216,327
Series BKNT, 3.55%, 8/14/2023	622,000	665,646
Series BKNT, 5.85%, 2/1/2037	262,000	346,432
Series BKNT, 6.60%, 1/15/2038	400,000	567,600
Westpac Banking Corp.:
2.00%, 1/13/2023	298,000	306,696
2.35%, 2/19/2025	801,000	837,870
2.70%, 8/19/2026	419,000	445,129
2.75%, 1/11/2023	673,000	701,286
2.96%, 11/16/2040	175,000	163,160
3.30%, 2/26/2024	237,000	255,216
Security Description	Principal Amount	Value
3.35%, 3/8/2027	$382,000	$419,104
3.40%, 1/25/2028	185,000	202,808
3.65%, 5/15/2023	377,000	402,466
5 year CMT + 2.00%, 4.11%, 7/24/2034 (c)	555,000	593,040
5 year CMT + 1.75%, 2.67%, 11/15/2035 (c)	275,000	261,561
Wintrust Financial Corp. 4.85%, 6/6/2029	155,000	159,227
Zions Bancorp NA 3.25%, 10/29/2029	112,000	113,194
		296,869,090
BEVERAGES — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	1,039,000	1,218,404
4.90%, 2/1/2046	2,002,000	2,379,317
Anheuser-Busch InBev Finance, Inc.:
3.65%, 2/1/2026	110,000	120,579
4.70%, 2/1/2036	50,000	58,499
4.90%, 2/1/2046	407,000	478,184
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	510,000	528,651
4.00%, 4/13/2028	323,000	360,116
4.15%, 1/23/2025	1,571,000	1,744,957
4.35%, 6/1/2040	825,000	930,097
4.38%, 4/15/2038	314,000	357,087
4.44%, 10/6/2048	899,000	1,010,143
4.50%, 6/1/2050	558,000	634,764
4.60%, 4/15/2048	595,500	682,735
4.60%, 6/1/2060	159,000	180,157
4.75%, 1/23/2029	990,000	1,156,795
4.90%, 1/23/2031 (b)	1,319,000	1,577,577
4.95%, 1/15/2042	295,000	353,705
5.45%, 1/23/2039	259,000	323,488
5.55%, 1/23/2049	1,264,000	1,630,067
8.20%, 1/15/2039	320,000	511,299
Brown-Forman Corp.:
3.50%, 4/15/2025	60,000	64,966
4.00%, 4/15/2038	210,000	237,033
4.50%, 7/15/2045	40,000	48,580
Coca-Cola Co 1.45%, 6/1/2027	100,000	99,545
Coca-Cola Co.:
1.00%, 3/15/2028	545,000	517,755
1.38%, 3/15/2031 (b)	500,000	463,580
1.50%, 3/5/2028	145,000	142,560
1.65%, 6/1/2030	170,000	162,199
1.75%, 9/6/2024 (b)	202,000	210,017
2.00%, 3/5/2031	165,000	161,461
2.25%, 9/1/2026	205,000	215,670
2.50%, 6/1/2040	115,000	108,071

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 3/15/2051	$176,000	$155,630
2.55%, 6/1/2026	224,000	238,401
2.60%, 6/1/2050	614,000	556,388
2.75%, 6/1/2060 (b)	155,000	140,041
2.88%, 10/27/2025 (b)	560,000	606,077
2.90%, 5/25/2027 (b)	174,000	187,635
3.00%, 3/5/2051	105,000	102,464
3.38%, 3/25/2027 (b)	670,000	741,201
3.45%, 3/25/2030	707,000	780,146
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	195,000	179,158
2.75%, 1/22/2030	795,000	800,263
5.25%, 11/26/2043	399,000	499,676
Constellation Brands, Inc.:
2.70%, 5/9/2022	301,000	307,640
3.15%, 8/1/2029	550,000	576,147
3.60%, 2/15/2028	342,000	372,298
4.25%, 5/1/2023	426,000	457,055
4.40%, 11/15/2025	97,000	109,392
4.50%, 5/9/2047	436,000	496,761
4.65%, 11/15/2028	250,000	287,735
4.75%, 11/15/2024	370,000	418,873
Diageo Capital PLC:
1.38%, 9/29/2025	200,000	201,534
2.00%, 4/29/2030 (b)	200,000	195,410
2.13%, 4/29/2032	200,000	193,632
2.63%, 4/29/2023	220,000	229,088
3.50%, 9/18/2023	33,000	35,353
3.88%, 5/18/2028 (b)	210,000	235,717
3.88%, 4/29/2043	141,000	158,856
Diageo Captial PLC:
2.13%, 10/24/2024 (b)	200,000	208,904
2.38%, 10/24/2029	103,000	103,847
Diageo Investment Corp.:
4.25%, 5/11/2042	103,000	121,932
7.45%, 4/15/2035	221,000	338,921
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	674,000	663,566
4.38%, 5/10/2043	375,000	422,614
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	165,000	165,035
2.25%, 3/15/2031	140,000	137,623
2.55%, 9/15/2026	272,000	286,522
3.35%, 3/15/2051	130,000	129,602
3.43%, 6/15/2027	196,000	214,234
3.80%, 5/1/2050	175,000	186,175
4.06%, 5/25/2023	166,000	178,070
4.42%, 5/25/2025	202,000	226,626
4.42%, 12/15/2046	267,000	304,901
4.50%, 11/15/2045	433,000	501,215
4.60%, 5/25/2028	242,000	279,653
4.99%, 5/25/2038	151,000	186,198
5.09%, 5/25/2048	171,000	214,388
Security Description	Principal Amount	Value
Molson Coors Brewing Co.:
3.00%, 7/15/2026 (b)	$415,000	$441,543
4.20%, 7/15/2046 (b)	393,000	410,272
5.00%, 5/1/2042	293,000	338,392
PepsiCo, Inc.:
0.40%, 10/7/2023 (b)	105,000	105,374
0.75%, 5/1/2023	277,000	279,698
1.40%, 2/25/2031 (b)	155,000	144,409
1.63%, 5/1/2030	181,000	173,177
2.25%, 3/19/2025	494,000	518,823
2.75%, 3/1/2023	193,000	202,081
2.75%, 4/30/2025	274,000	292,500
2.75%, 3/19/2030	820,000	857,540
2.88%, 10/15/2049	172,000	167,342
3.00%, 10/15/2027 (b)	265,000	287,337
3.10%, 7/17/2022 (b)	440,000	454,014
3.38%, 7/29/2049	176,000	182,255
3.45%, 10/6/2046	605,000	638,638
3.60%, 3/1/2024	117,000	127,049
3.60%, 8/13/2042	270,000	293,409
3.63%, 3/19/2050	600,000	660,432
3.88%, 3/19/2060	285,000	324,213
4.00%, 3/5/2042	425,000	486,956
4.45%, 4/14/2046	380,000	458,687
4.60%, 7/17/2045	160,000	197,426
		40,842,222
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
2.20%, 2/21/2027	285,000	291,880
2.25%, 8/19/2023	230,000	238,413
2.45%, 2/21/2030	200,000	201,360
2.60%, 8/19/2026	202,000	212,332
2.65%, 5/11/2022	683,000	698,887
2.77%, 9/1/2053 (f)	513,000	456,072
3.13%, 5/1/2025	272,000	291,810
3.15%, 2/21/2040	469,000	467,513
3.38%, 2/21/2050	666,000	662,750
3.63%, 5/15/2022	579,000	595,426
3.63%, 5/22/2024	500,000	540,360
4.40%, 5/1/2045	448,000	518,909
4.56%, 6/15/2048	320,000	381,302
4.66%, 6/15/2051	556,000	676,835
4.95%, 10/1/2041	182,000	225,989
5.15%, 11/15/2041	269,000	340,073
Baxalta, Inc.:
4.00%, 6/23/2025	139,000	153,685
5.25%, 6/23/2045	137,000	172,332
Biogen, Inc.:
2.25%, 5/1/2030	117,000	112,539
3.15%, 5/1/2050	220,000	202,341
3.25%, 2/15/2051 (f)	298,000	279,530
4.05%, 9/15/2025	540,000	600,043
Gilead Sciences, Inc.:
0.75%, 9/29/2023	380,000	380,426
1.20%, 10/1/2027	335,000	320,913

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
1.65%, 10/1/2030 (b)	$227,000	$212,794
2.60%, 10/1/2040	515,000	473,676
2.80%, 10/1/2050	530,000	471,986
2.95%, 3/1/2027	400,000	425,324
3.50%, 2/1/2025 (b)	264,000	285,973
3.65%, 3/1/2026	982,000	1,079,071
3.70%, 4/1/2024	616,000	664,165
4.50%, 2/1/2045	512,000	597,033
4.60%, 9/1/2035	144,000	169,883
4.75%, 3/1/2046	1,108,000	1,337,611
4.80%, 4/1/2044	245,000	294,745
Illumina, Inc.:
0.55%, 3/23/2023	125,000	124,904
2.55%, 3/23/2031	150,000	148,689
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	254,000	235,029
2.80%, 9/15/2050	125,000	107,924
Royalty Pharma PLC:
0.75%, 9/2/2023 (f)	185,000	184,763
1.20%, 9/2/2025 (f)	180,000	176,722
1.75%, 9/2/2027 (f)	215,000	210,079
2.20%, 9/2/2030 (f)	105,000	100,307
3.30%, 9/2/2040 (f)	660,000	637,817
3.55%, 9/2/2050 (b) (f)	160,000	153,122
		17,113,337
BUILDING MATERIALS — 0.1%
Carrier Global Corp.:
2.24%, 2/15/2025	660,000	683,932
2.72%, 2/15/2030	225,000	227,113
3.38%, 4/5/2040	225,000	224,941
3.58%, 4/5/2050	430,000	423,855
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	311,000	335,871
Johnson Controls International PLC:
3.90%, 2/14/2026	99,000	109,569
4.50%, 2/15/2047	244,000	287,034
4.63%, 7/2/2044	320,000	376,138
5.13%, 9/14/2045	21,000	26,204
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030	135,000	126,629
Lennox International, Inc.:
1.35%, 8/1/2025	135,000	134,312
1.70%, 8/1/2027	100,000	98,560
3.00%, 11/15/2023	25,000	26,354
Martin Marietta Materials, Inc.:
3.50%, 12/15/2027	263,000	288,048
4.25%, 7/2/2024	130,000	142,546
Series CB, 2.50%, 3/15/2030	347,000	346,004
Security Description	Principal Amount	Value
Masco Corp.:
1.50%, 2/15/2028	$125,000	$120,238
2.00%, 10/1/2030	125,000	119,244
2.00%, 2/15/2031	250,000	237,307
3.13%, 2/15/2051 (b)	75,000	70,556
3.50%, 11/15/2027	30,000	32,816
4.50%, 5/15/2047	275,000	315,766
Owens Corning:
3.40%, 8/15/2026	86,000	93,119
3.88%, 6/1/2030	200,000	218,680
3.95%, 8/15/2029	155,000	170,822
4.30%, 7/15/2047	94,000	102,812
4.40%, 1/30/2048	315,000	346,494
Vulcan Materials Co.:
3.50%, 6/1/2030	200,000	214,754
4.50%, 4/1/2025 (b)	135,000	151,019
4.50%, 6/15/2047	299,000	342,705
		6,393,442
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	130,000	131,960
1.85%, 5/15/2027	610,000	616,679
2.05%, 5/15/2030	270,000	266,028
2.70%, 5/15/2040	238,500	228,106
2.75%, 2/3/2023	100,000	104,380
2.80%, 5/15/2050	145,000	134,676
Cabot Corp.:
3.70%, 7/15/2022	100,000	103,180
4.00%, 7/1/2029	135,000	142,309
Celanese US Holdings LLC 4.63%, 11/15/2022	106,000	112,487
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	625,000	602,569
3.60%, 11/15/2050 (b)	425,000	429,713
4.38%, 11/15/2042	167,000	189,944
4.63%, 10/1/2044	140,000	161,101
4.80%, 11/30/2028	81,000	94,943
4.80%, 5/15/2049	500,000	600,040
5.25%, 11/15/2041	400,000	500,748
7.38%, 11/1/2029	256,000	348,454
9.40%, 5/15/2039	94,000	158,863
DuPont de Nemours, Inc.:
2.17%, 5/1/2023	605,000	607,819
4.21%, 11/15/2023	580,000	629,631
4.49%, 11/15/2025	317,000	358,765
4.73%, 11/15/2028	433,000	502,955
5.32%, 11/15/2038	346,000	434,233
5.42%, 11/15/2048	505,000	658,177
Eastman Chemical Co.:
3.60%, 8/15/2022	149,000	154,266
4.65%, 10/15/2044	267,000	310,310
4.80%, 9/1/2042	102,000	120,975
Ecolab, Inc.:
1.30%, 1/30/2031 (b)	195,000	178,287

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.13%, 8/15/2050 (b)	$130,000	$106,233
2.38%, 8/10/2022	141,000	144,570
2.70%, 11/1/2026	178,000	189,469
3.25%, 12/1/2027	153,000	166,392
4.80%, 3/24/2030	269,000	320,920
5.50%, 12/8/2041	128,000	167,566
EI du Pont de Nemours & Co. 2.30%, 7/15/2030 (b)	230,000	229,515
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	105,000	106,867
FMC Corp.:
3.20%, 10/1/2026	255,000	274,434
3.45%, 10/1/2029	100,000	105,931
4.50%, 10/1/2049	180,000	203,355
Huntsman International LLC 4.50%, 5/1/2029	125,000	138,545
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	475,000	530,242
Linde, Inc.:
2.00%, 8/10/2050 (b)	80,000	63,095
3.20%, 1/30/2026	258,000	281,581
Lubrizol Corp. 6.50%, 10/1/2034	70,000	98,512
LYB International Finance B.V.:
4.00%, 7/15/2023	715,000	768,890
4.88%, 3/15/2044	161,000	188,289
LYB International Finance III LLC:
1.25%, 10/1/2025	160,000	158,122
2.25%, 10/1/2030 (b)	155,000	150,119
3.38%, 10/1/2040	200,000	198,972
3.63%, 4/1/2051	313,000	309,025
3.80%, 10/1/2060	200,000	194,300
4.20%, 10/15/2049	200,000	213,388
LyondellBasell Industries NV:
4.63%, 2/26/2055	193,000	216,258
5.75%, 4/15/2024	306,000	345,658
Mosaic Co.:
3.25%, 11/15/2022	260,000	270,247
4.05%, 11/15/2027	216,000	239,872
4.25%, 11/15/2023	196,000	211,690
4.88%, 11/15/2041	295,000	327,757
NewMarket Corp. 2.70%, 3/18/2031	250,000	243,875
Nutrien, Ltd.:
1.90%, 5/13/2023	70,000	71,842
2.95%, 5/13/2030	200,000	206,728
3.00%, 4/1/2025	110,000	116,778
3.15%, 10/1/2022	300,000	309,489
3.63%, 3/15/2024	140,000	150,532
3.95%, 5/13/2050	200,000	217,150
4.00%, 12/15/2026	138,000	154,601
4.13%, 3/15/2035	160,000	176,597
4.90%, 6/1/2043	190,000	225,378
Security Description	Principal Amount	Value
5.00%, 4/1/2049	$115,000	$143,536
5.63%, 12/1/2040	200,000	257,268
5.88%, 12/1/2036	260,000	340,631
6.13%, 1/15/2041	259,000	347,809
PPG Industries, Inc.:
1.20%, 3/15/2026	340,000	334,121
2.40%, 8/15/2024	168,000	175,950
2.55%, 6/15/2030	100,000	100,963
2.80%, 8/15/2029	140,000	145,778
3.20%, 3/15/2023	100,000	104,708
Praxair, Inc.:
1.10%, 8/10/2030 (b)	117,000	106,430
3.55%, 11/7/2042	326,000	352,908
Rohm & Haas Co. 7.85%, 7/15/2029	244,000	327,326
RPM International, Inc.:
3.75%, 3/15/2027	281,000	309,328
4.25%, 1/15/2048	100,000	102,504
5.25%, 6/1/2045	285,000	326,935
Sherwin-Williams Co.:
2.30%, 5/15/2030	120,000	118,234
2.95%, 8/15/2029	425,000	442,582
3.30%, 5/15/2050	200,000	197,962
3.45%, 8/1/2025	95,000	102,887
3.45%, 6/1/2027	362,000	394,631
3.80%, 8/15/2049	200,000	212,082
4.00%, 12/15/2042	108,000	116,680
Westlake Chemical Corp. 4.38%, 11/15/2047 (b)	172,000	188,956
		22,924,591
COMMERCIAL SERVICES — 0.3%
American University Series 2019, 3.67%, 4/1/2049	124,000	135,802
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	245,000	224,261
3.38%, 9/15/2025	126,000	138,732
Block Financial LLC 3.88%, 8/15/2030	389,000	400,833
California Endowment Series 2021, 2.50%, 4/1/2051	125,000	116,040
California Institute of Technology 3.65%, 9/1/2119	105,000	107,012
Cintas Corp. No. 2:
2.90%, 4/1/2022	57,000	58,285
3.25%, 6/1/2022	145,000	148,629
Duke University:
Series 2020, 2.68%, 10/1/2044	76,000	74,203
Series 2020, 2.83%, 10/1/2055	188,000	182,992

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Emory University:
Series 2020, 2.14%, 9/1/2030	$65,000	$64,271
Series 2020, 2.97%, 9/1/2050	82,000	81,062
Equifax, Inc.:
2.60%, 12/15/2025	429,000	450,806
3.95%, 6/15/2023	250,000	267,702
Ford Foundation:
Series 2020, 2.42%, 6/1/2050	25,000	22,668
Series 2020, 2.82%, 6/1/2070	45,000	40,796
George Washington University Series 2014, 4.30%, 9/15/2044	60,000	70,805
Georgetown University:
Series A, 5.22%, 10/1/2118	130,000	166,829
Series B, 4.32%, 4/1/2049 (b)	100,000	117,532
Global Payments, Inc.:
1.20%, 3/1/2026	375,000	367,894
2.65%, 2/15/2025	148,000	155,483
2.90%, 5/15/2030	115,000	117,398
3.20%, 8/15/2029	254,000	267,467
4.00%, 6/1/2023	335,000	358,818
4.15%, 8/15/2049	167,000	182,696
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	250,000	299,417
Leland Stanford Junior University:
1.29%, 6/1/2027	35,000	34,933
2.41%, 6/1/2050	120,000	109,642
3.65%, 5/1/2048	100,000	114,434
Massachusetts Institute of Technology:
3.89%, 7/1/2116	209,000	228,661
4.68%, 7/1/2114	330,000	430,125
5.60%, 7/1/2111	249,000	382,315
Series F, 2.99%, 7/1/2050	285,000	293,185
Moody's Corp.:
2.55%, 8/18/2060	125,000	101,039
2.63%, 1/15/2023	125,000	129,581
4.88%, 2/15/2024	123,000	136,117
4.88%, 12/17/2048	222,000	272,945
5.25%, 7/15/2044	189,000	243,853
Northeastern University Series 2020, 2.89%, 10/1/2050	165,000	156,445
Northwestern University Series 2017, 3.66%, 12/1/2057	225,000	254,050
PayPal Holdings, Inc.:
1.35%, 6/1/2023	110,000	112,045
Security Description	Principal Amount	Value
1.65%, 6/1/2025	$189,000	$192,617
2.20%, 9/26/2022	214,000	219,686
2.30%, 6/1/2030	160,000	158,872
2.40%, 10/1/2024	475,000	499,268
2.65%, 10/1/2026	380,000	402,181
2.85%, 10/1/2029	256,000	266,593
3.25%, 6/1/2050	236,000	235,842
President and Fellows of Harvard College:
3.15%, 7/15/2046	175,000	185,434
3.30%, 7/15/2056 (b)	237,500	258,210
Quanta Services, Inc. 2.90%, 10/1/2030	250,000	253,418
RELX Capital, Inc.:
3.00%, 5/22/2030	150,000	155,745
3.50%, 3/16/2023	227,000	239,145
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	150,000	138,311
S&P Global, Inc.:
1.25%, 8/15/2030	50,000	45,688
2.30%, 8/15/2060	65,000	53,223
3.25%, 12/1/2049	262,000	269,844
4.00%, 6/15/2025	461,000	511,632
Total System Services, Inc. 4.45%, 6/1/2028 (b)	113,000	128,942
Trustees of Boston College 3.13%, 7/1/2052	160,000	158,408
Trustees of Boston University Series CC, 4.06%, 10/1/2048	205,000	240,803
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	100,000	98,764
Series 2020, 2.40%, 10/1/2050	210,000	190,607
University of Chicago:
3.00%, 10/1/2052	85,000	82,693
Series 20B, 2.76%, 4/1/2045	30,000	29,094
Series C, 2.55%, 4/1/2050	115,000	105,194
University of Notre Dame du Lac Series 2017, 3.39%, 2/15/2048	362,000	395,481
University of Southern California:
2.81%, 10/1/2050	118,000	113,413
3.03%, 10/1/2039	100,000	105,518
Series A, 3.23%, 10/1/2120	175,000	157,435
Verisk Analytics, Inc.:
3.63%, 5/15/2050	100,000	98,381
4.13%, 3/15/2029	277,000	307,392
William Marsh Rice University 3.77%, 5/15/2055	95,000	111,062

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Yale University:
Series 2020, 0.87%, 4/15/2025	$200,000	$199,798
Series 2020, 1.48%, 4/15/2030	195,000	186,553
Series 2020, 2.40%, 4/15/2050	200,000	182,974
		14,596,024
COMPUTERS — 0.7%
Amdocs, Ltd. 2.54%, 6/15/2030 (b)	250,000	245,193
Apple, Inc.:
0.55%, 8/20/2025 (b)	598,000	587,194
0.70%, 2/8/2026	500,000	490,235
0.75%, 5/11/2023	200,000	202,258
1.13%, 5/11/2025	332,000	334,231
1.20%, 2/8/2028	500,000	481,455
1.25%, 8/20/2030	355,000	328,261
1.65%, 5/11/2030	512,000	490,875
1.65%, 2/8/2031	510,000	486,902
1.70%, 9/11/2022	231,000	236,137
1.80%, 9/11/2024	200,000	207,934
2.05%, 9/11/2026	582,000	601,805
2.10%, 9/12/2022	288,000	295,635
2.20%, 9/11/2029	237,000	239,446
2.30%, 5/11/2022	463,000	472,612
2.38%, 2/8/2041	500,000	462,550
2.40%, 1/13/2023	547,000	566,736
2.40%, 5/3/2023	255,000	266,187
2.40%, 8/20/2050 (b)	155,000	135,120
2.45%, 8/4/2026	852,000	898,349
2.65%, 5/11/2050	305,000	278,279
2.65%, 2/8/2051	750,000	686,310
2.70%, 5/13/2022	306,000	314,265
2.75%, 1/13/2025	427,000	455,263
2.80%, 2/8/2061	500,000	449,610
2.85%, 2/23/2023	238,000	248,717
2.85%, 5/11/2024	502,000	535,574
2.95%, 9/11/2049	222,000	214,452
3.00%, 2/9/2024	624,000	666,239
3.00%, 6/20/2027	502,000	544,790
3.00%, 11/13/2027	1,044,000	1,131,258
3.20%, 5/13/2025	502,000	546,462
3.20%, 5/11/2027	95,000	103,665
3.25%, 2/23/2026	149,000	162,912
3.35%, 2/9/2027	750,000	824,482
3.45%, 5/6/2024	661,000	718,765
3.45%, 2/9/2045	1,040,000	1,106,810
3.75%, 9/12/2047	771,000	856,003
3.75%, 11/13/2047	445,000	492,624
3.85%, 5/4/2043	845,000	963,587
3.85%, 8/4/2046	468,000	526,664
4.25%, 2/9/2047	135,000	160,731
4.38%, 5/13/2045	329,000	397,932
4.50%, 2/23/2036	320,000	393,402
Security Description	Principal Amount	Value
4.65%, 2/23/2046	$494,000	$618,582
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (f)	259,000	281,287
4.90%, 10/1/2026 (f)	403,000	458,122
5.30%, 10/1/2029 (f)	736,000	860,612
5.45%, 6/15/2023 (f)	162,000	177,043
5.85%, 7/15/2025 (f)	590,000	688,005
6.02%, 6/15/2026 (f)	600,000	709,962
6.20%, 7/15/2030 (f)	625,000	778,250
8.10%, 7/15/2036 (f)	225,000	329,749
8.35%, 7/15/2046 (f)	297,000	452,079
DXC Technology Co. 4.75%, 4/15/2027	224,000	250,475
Fortinet, Inc.:
1.00%, 3/15/2026	95,000	92,923
2.20%, 3/15/2031	60,000	58,216
Genpact Luxembourg Sarl:
3.38%, 12/1/2024	192,000	206,895
3.70%, 4/1/2022	192,000	197,067
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	100,000	99,301
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	370,000	376,127
1.75%, 4/1/2026	315,000	314,984
2.25%, 4/1/2023	384,000	395,524
4.40%, 10/15/2022	372,000	391,236
4.45%, 10/2/2023	460,000	500,084
6.35%, 10/15/2045	606,000	791,042
HP, Inc.:
3.00%, 6/17/2027	350,000	370,429
3.40%, 6/17/2030	200,000	209,758
4.05%, 9/15/2022 (b)	291,000	305,535
International Business Machines Corp.:
1.95%, 5/15/2030	270,000	262,189
2.85%, 5/15/2040	310,000	299,807
2.88%, 11/9/2022	1,091,000	1,135,393
2.95%, 5/15/2050	331,000	308,803
3.00%, 5/15/2024	1,047,000	1,120,876
3.30%, 5/15/2026	1,554,000	1,691,498
3.45%, 2/19/2026 (b)	351,000	385,391
3.63%, 2/12/2024	874,000	949,461
4.00%, 6/20/2042	242,000	272,134
4.15%, 5/15/2039	422,000	482,038
4.25%, 5/15/2049	468,000	539,609
7.13%, 12/1/2096	350,000	568,939
Leidos, Inc.:
2.30%, 2/15/2031 (f)	110,000	103,992
2.95%, 5/15/2023 (f)	131,000	136,959
3.63%, 5/15/2025 (f)	194,000	210,560
4.38%, 5/15/2030 (f)	40,000	44,424
NetApp, Inc.:
1.88%, 6/22/2025	207,000	211,620

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.38%, 6/22/2027	$150,000	$153,024
2.70%, 6/22/2030	150,000	149,220
3.30%, 9/29/2024	173,000	186,581
		39,933,716
CONSTRUCTION MATERIALS — 0.0% (a)
Carrier Global Corp. 2.49%, 2/15/2027	165,000	170,753
COSMETICS/PERSONAL CARE — 0.1%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	128,000	132,173
Series MTN, 3.25%, 3/15/2024 (b)	260,000	281,130
Series MTN, 3.70%, 8/1/2047 (b)	223,000	253,859
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	115,000	111,371
2.00%, 12/1/2024 (b)	112,000	117,031
2.38%, 12/1/2029 (b)	135,000	137,049
3.13%, 12/1/2049 (b)	445,000	450,963
3.15%, 3/15/2027	213,000	231,810
4.15%, 3/15/2047	415,000	487,915
Procter & Gamble Co.:
0.55%, 10/29/2025 (b)	155,000	152,430
1.20%, 10/29/2030 (b)	150,000	138,885
2.15%, 8/11/2022	105,000	107,752
2.45%, 11/3/2026	284,000	301,628
3.00%, 3/25/2030	1,995,000	2,145,662
3.10%, 8/15/2023	220,000	234,586
Unilever Capital Corp.:
0.38%, 9/14/2023	115,000	115,319
1.38%, 9/14/2030 (b)	210,000	197,016
2.00%, 7/28/2026 (b)	187,000	193,635
2.60%, 5/5/2024	194,000	205,423
2.90%, 5/5/2027 (b)	151,000	162,548
3.38%, 3/22/2025	116,000	126,109
3.50%, 3/22/2028 (b)	287,000	317,485
5.90%, 11/15/2032	683,000	922,016
		7,523,795
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
3.75%, 5/15/2046	100,000	105,797
4.20%, 5/15/2047	250,000	282,683
4.60%, 6/15/2045	287,000	345,605
		734,085
DIVERSIFIED FINANCIAL SERVICES — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026 (b)	225,000	218,597
Security Description	Principal Amount	Value
2.88%, 8/14/2024	$235,000	$243,314
3.15%, 2/15/2024	600,000	625,542
3.50%, 5/26/2022	28,000	28,745
3.88%, 1/23/2028 (b)	193,000	202,102
4.45%, 10/1/2025	267,000	290,536
4.45%, 4/3/2026	200,000	217,058
4.50%, 9/15/2023	399,000	429,168
4.63%, 7/1/2022	335,000	349,505
4.63%, 10/15/2027 (b)	230,000	252,478
6.50%, 7/15/2025 (b)	480,000	559,829
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	100,000	108,477
Air Lease Corp.:
2.25%, 1/15/2023 (b)	222,000	227,912
2.63%, 7/1/2022	156,000	159,426
2.75%, 1/15/2023	100,000	103,154
3.00%, 9/15/2023	223,000	233,080
3.13%, 12/1/2030	150,000	146,906
3.25%, 3/1/2025	253,000	265,878
3.25%, 10/1/2029	150,000	150,770
3.38%, 7/1/2025 (b)	125,000	132,093
4.63%, 10/1/2028	300,000	330,018
Series GMTN, 3.75%, 6/1/2026	230,000	245,651
Series MTN, 0.70%, 2/15/2024	100,000	98,759
Series MTN, 2.30%, 2/1/2025	250,000	255,225
Series MTN, 2.88%, 1/15/2026	295,000	305,322
Series MTN, 3.00%, 2/1/2030	244,000	239,052
Aircastle, Ltd.:
4.13%, 5/1/2024 (b)	120,000	126,774
4.25%, 6/15/2026	160,000	168,485
4.40%, 9/25/2023	40,000	42,642
5.00%, 4/1/2023	177,000	188,709
Ally Financial, Inc.:
1.45%, 10/2/2023	465,000	471,901
3.88%, 5/21/2024	150,000	162,203
4.63%, 3/30/2025 (b)	185,000	206,186
5.13%, 9/30/2024 (b)	207,000	233,552
8.00%, 11/1/2031	475,000	642,452
8.00%, 11/1/2031	160,000	222,554
American Express Co.:
2.50%, 8/1/2022	1,169,000	1,200,446
2.50%, 7/30/2024	237,000	250,488
2.65%, 12/2/2022	309,000	320,863
2.75%, 5/20/2022	306,000	313,622
3.00%, 10/30/2024	274,000	294,287
3.13%, 5/20/2026	395,000	426,102
3.40%, 2/22/2024	421,000	453,177
3.63%, 12/5/2024	228,000	248,780
3.70%, 8/3/2023	602,000	645,133
4.05%, 12/3/2042	126,000	140,983

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 11/6/2025	$263,000	$297,440
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	540,000	591,602
Ameriprise Financial, Inc. 2.88%, 9/15/2026 (b)	288,000	306,939
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	150,000	145,845
BGC Partners, Inc.:
3.75%, 10/1/2024	50,000	52,440
5.38%, 7/24/2023	110,000	119,541
BlackRock, Inc.:
1.90%, 1/28/2031 (b)	160,000	154,904
2.40%, 4/30/2030	296,000	300,316
3.20%, 3/15/2027	508,000	557,291
3.25%, 4/30/2029 (b)	768,000	831,959
3.50%, 3/18/2024	495,000	540,203
Blackstone/GSO Secured Lending Fund 3.63%, 1/15/2026 (f)	100,000	103,422
BOC Aviation, Ltd. Series GMTN, 3.00%, 5/23/2022	220,000	224,094
Brookfield Finance LLC 3.45%, 4/15/2050	260,000	247,114
Brookfield Finance, Inc.:
3.50%, 3/30/2051	250,000	240,095
3.90%, 1/25/2028	299,000	328,930
4.25%, 6/2/2026	185,000	208,086
4.35%, 4/15/2030	423,000	476,425
4.70%, 9/20/2047	152,000	174,031
4.85%, 3/29/2029	175,000	202,405
Capital One Bank USA NA 3.38%, 2/15/2023	556,000	583,794
Capital One Financial Corp.:
2.60%, 5/11/2023	206,000	214,364
3.20%, 1/30/2023	383,000	400,940
3.30%, 10/30/2024	862,000	929,469
3.65%, 5/11/2027	226,000	247,556
3.75%, 7/28/2026	33,000	35,830
3.75%, 3/9/2027	460,000	505,103
3.80%, 1/31/2028 (b)	381,000	418,925
3.90%, 1/29/2024	211,000	228,285
4.20%, 10/29/2025	280,000	309,557
Cboe Global Markets, Inc. 1.63%, 12/15/2030 (b)	600,000	559,272
Charles Schwab Corp.:
0.75%, 3/18/2024	200,000	201,072
0.90%, 3/11/2026	188,000	185,550
1.65%, 3/11/2031	450,000	420,768
2.00%, 3/20/2028	200,000	200,832
2.65%, 1/25/2023	654,000	680,252
3.00%, 3/10/2025	118,000	126,180
3.20%, 3/2/2027	432,000	470,245
Security Description	Principal Amount	Value
3.20%, 1/25/2028 (b)	$209,000	$226,303
3.25%, 5/22/2029 (b)	120,000	129,230
3.45%, 2/13/2026	198,000	217,095
4.63%, 3/22/2030	250,000	295,927
CI Financial Corp. 3.20%, 12/17/2030	500,000	495,815
CME Group, Inc.:
3.00%, 3/15/2025	271,000	290,081
3.75%, 6/15/2028	260,000	289,435
4.15%, 6/15/2048	135,000	162,252
5.30%, 9/15/2043	230,000	313,715
Credit Suisse USA, Inc. 7.13%, 7/15/2032	283,000	397,465
Discover Financial Services:
3.75%, 3/4/2025	124,000	134,255
4.10%, 2/9/2027	267,000	296,600
4.50%, 1/30/2026	175,000	197,271
Eaton Vance Corp. 3.50%, 4/6/2027	169,000	183,409
Franklin Resources, Inc.:
1.60%, 10/30/2030	400,000	370,420
2.85%, 3/30/2025	317,000	336,511
GE Capital Funding LLC:
3.45%, 5/15/2025 (f)	440,000	475,653
4.05%, 5/15/2027 (f)	275,000	306,529
4.40%, 5/15/2030 (f)	340,000	385,492
4.55%, 5/15/2032 (f)	295,000	339,153
GE Capital International Funding Co. 4.42%, 11/15/2035	2,612,000	2,989,068
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	425,000	460,555
Intercontinental Exchange, Inc.:
0.70%, 6/15/2023	182,000	182,566
1.85%, 9/15/2032	265,000	242,525
2.10%, 6/15/2030	179,000	172,253
2.35%, 9/15/2022	150,000	153,872
2.65%, 9/15/2040	265,000	245,146
3.00%, 6/15/2050	217,000	200,940
3.00%, 9/15/2060	255,000	227,837
3.10%, 9/15/2027	276,000	299,187
3.45%, 9/21/2023	165,000	176,184
3.75%, 12/1/2025	415,000	455,960
3.75%, 9/21/2028	202,000	222,715
4.00%, 10/15/2023	154,000	166,939
4.25%, 9/21/2048	221,000	248,006
Invesco Finance PLC:
3.75%, 1/15/2026	100,000	109,907
4.00%, 1/30/2024	240,000	262,229
Janus Capital Group, Inc. 4.88%, 8/1/2025 (b)	230,000	259,716
Jefferies Group LLC:
2.75%, 10/15/2032	210,000	206,787
5.13%, 1/20/2023	251,000	270,809

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.45%, 6/8/2027	$100,000	$124,589
6.50%, 1/20/2043	173,000	221,295
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	263,000	289,684
4.85%, 1/15/2027	164,000	188,708
Lazard Group LLC:
3.63%, 3/1/2027	275,000	296,513
3.75%, 2/13/2025	76,000	82,531
Mastercard, Inc.:
1.90%, 3/15/2031 (b)	100,000	98,269
2.00%, 3/3/2025	260,000	270,793
2.95%, 11/21/2026	391,000	421,658
2.95%, 3/15/2051	45,000	44,386
3.35%, 3/26/2030	300,000	330,213
3.38%, 4/1/2024	211,000	229,167
3.50%, 2/26/2028	215,000	237,586
3.65%, 6/1/2049	339,000	371,178
3.80%, 11/21/2046	182,000	203,050
3.85%, 3/26/2050	423,000	479,428
3.95%, 2/26/2048	315,000	360,895
Nasdaq, Inc.:
0.45%, 12/21/2022	195,000	195,033
1.65%, 1/15/2031	250,000	228,902
2.50%, 12/21/2040	350,000	309,246
3.85%, 6/30/2026	108,000	119,301
4.25%, 6/1/2024	100,000	109,757
Nomura Holdings, Inc.:
1.85%, 7/16/2025	200,000	199,560
2.65%, 1/16/2025	256,000	264,428
2.68%, 7/16/2030	450,000	440,230
3.10%, 1/16/2030	407,000	412,352
ORIX Corp.:
2.25%, 3/9/2031	250,000	241,595
2.90%, 7/18/2022	95,000	97,873
3.25%, 12/4/2024	191,000	206,251
3.70%, 7/18/2027 (b)	56,000	62,173
4.05%, 1/16/2024	98,000	106,653
Private Export Funding Corp. Series GG, 2.45%, 7/15/2024	200,000	210,630
Raymond James Financial, Inc.:
3.63%, 9/15/2026	245,000	271,793
3.75%, 4/1/2051 (d)	165,000	170,899
4.95%, 7/15/2046	231,000	282,014
Stifel Financial Corp. 4.00%, 5/15/2030	254,000	274,239
Synchrony Financial:
3.70%, 8/4/2026	313,000	336,394
4.25%, 8/15/2024	268,000	291,482
4.38%, 3/19/2024	229,000	249,129
4.50%, 7/23/2025	366,000	405,393
5.15%, 3/19/2029	134,000	155,041
Security Description	Principal Amount	Value
Visa, Inc.:
0.75%, 8/15/2027	$235,000	$225,715
1.10%, 2/15/2031 (b)	282,000	256,784
1.90%, 4/15/2027	156,000	159,845
2.00%, 8/15/2050	210,000	170,121
2.05%, 4/15/2030	1,385,000	1,380,734
2.75%, 9/15/2027	821,000	877,411
2.80%, 12/14/2022	1,556,000	1,617,057
3.15%, 12/14/2025	476,000	518,826
4.15%, 12/14/2035	443,000	524,583
Western Union Co.:
1.35%, 3/15/2026	100,000	97,558
2.75%, 3/15/2031	100,000	95,552
2.85%, 1/10/2025	223,000	234,259
3.60%, 3/15/2022	150,000	154,289
		55,597,869
ELECTRIC — 2.1%
AEP Texas, Inc. Series I, 2.10%, 7/1/2030	430,000	415,062
AEP Transmission Co. LLC:
3.80%, 6/15/2049	225,000	242,075
4.00%, 12/1/2046	527,000	580,037
AES Corp.:
1.38%, 1/15/2026 (f)	390,000	380,394
2.45%, 1/15/2031 (f)	500,000	476,625
Alabama Power Co.:
3.45%, 10/1/2049	237,000	243,513
3.85%, 12/1/2042	69,000	74,904
Series 20-A, 1.45%, 9/15/2030	250,000	230,427
Series A, 4.30%, 7/15/2048	25,000	29,076
Ameren Corp.:
1.75%, 3/15/2028	125,000	120,919
2.50%, 9/15/2024	300,000	315,687
3.50%, 1/15/2031	125,000	132,920
Ameren Illinois Co.:
1.55%, 11/15/2030	85,000	79,274
2.70%, 9/1/2022	550,000	564,602
3.70%, 12/1/2047	140,000	150,139
American Electric Power Co., Inc.:
3.20%, 11/13/2027	214,000	230,397
Series J, 4.30%, 12/1/2028	295,000	332,084
Series M, 0.75%, 11/1/2023 (b)	35,000	35,013
Series N, 1.00%, 11/1/2025 (b)	125,000	122,379
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031	250,000	249,440
Series Y, 4.50%, 3/1/2049	100,000	114,212
Series Z, 3.70%, 5/1/2050	200,000	203,396
Arizona Public Service Co.:
2.60%, 8/15/2029	200,000	205,602

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.65%, 9/15/2050 (b)	$160,000	$141,906
2.95%, 9/15/2027	108,000	116,230
3.15%, 5/15/2025	350,000	374,587
3.35%, 5/15/2050	105,000	105,202
3.50%, 12/1/2049	125,000	128,260
3.75%, 5/15/2046	135,000	142,409
4.25%, 3/1/2049	150,000	171,342
Atlantic City Electric Co. 2.30%, 3/15/2031 (b)	125,000	123,499
Avangrid, Inc.:
3.15%, 12/1/2024	343,000	369,027
3.20%, 4/15/2025	239,000	256,151
3.80%, 6/1/2029	202,000	222,248
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	100,000	92,831
3.20%, 9/15/2049	355,000	346,036
3.50%, 8/15/2046	96,000	98,974
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	105,000	97,855
2.85%, 5/15/2051	159,000	143,089
3.70%, 7/15/2030	500,000	554,070
3.75%, 11/15/2023	239,000	257,334
3.80%, 7/15/2048	377,000	404,129
4.25%, 10/15/2050	220,000	253,594
4.45%, 1/15/2049	500,000	587,620
6.13%, 4/1/2036	526,000	713,282
Black Hills Corp.:
2.50%, 6/15/2030	125,000	122,874
3.15%, 1/15/2027	50,000	53,182
4.25%, 11/30/2023	257,000	278,914
4.35%, 5/1/2033	170,000	190,174
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	290,000	320,337
4.50%, 4/1/2044	230,000	274,694
Series AA, 3.00%, 2/1/2027	354,000	379,527
Series AD, 2.90%, 7/1/2050	120,000	112,416
Series AE, 2.35%, 4/1/2031	140,000	139,931
Series AF, 3.35%, 4/1/2051	210,000	211,766
Series K2, 6.95%, 3/15/2033	271,000	375,785
Series Z, 2.40%, 9/1/2026	150,000	157,302
CenterPoint Energy, Inc.:
2.50%, 9/1/2022	220,000	225,874
2.50%, 9/1/2024	100,000	104,841
2.95%, 3/1/2030	350,000	358,683
4.25%, 11/1/2028	318,000	356,481
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	257,000	279,583
Security Description	Principal Amount	Value
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	$215,000	$260,690
CMS Energy Corp.:
4.88%, 3/1/2044	395,000	473,028
5 year CMT + 4.12%, 4.75%, 6/1/2050 (b) (c)	150,000	162,774
Commonwealth Edison Co.:
2.55%, 6/15/2026	100,000	105,720
3.65%, 6/15/2046	134,000	143,097
4.00%, 3/1/2048	110,000	123,510
4.00%, 3/1/2049	343,000	384,976
4.70%, 1/15/2044	77,000	92,619
5.90%, 3/15/2036	100,000	133,497
6.45%, 1/15/2038	150,000	209,504
Series 123, 3.75%, 8/15/2047	450,000	484,429
Series 127, 3.20%, 11/15/2049	315,000	308,057
Series 130, 3.13%, 3/15/2051	150,000	145,563
Connecticut Light & Power Co.:
4.00%, 4/1/2048	98,000	111,129
Series A, 0.75%, 12/1/2025	400,000	392,024
Series A, 3.20%, 3/15/2027	161,000	174,952
Consolidated Edison Co. of New York, Inc.:
3.80%, 5/15/2028 (b)	100,000	110,343
3.85%, 6/15/2046	575,000	606,705
4.45%, 3/15/2044	302,000	350,054
4.50%, 12/1/2045	275,000	318,461
4.50%, 5/15/2058	205,000	237,181
Series 09-C, 5.50%, 12/1/2039	458,000	586,790
Series 2017, 3.88%, 6/15/2047	155,000	164,019
Series 20A, 3.35%, 4/1/2030	200,000	214,710
Series 20B, 3.95%, 4/1/2050	287,000	311,099
Series A, 4.13%, 5/15/2049	270,000	297,969
Series B, 3.13%, 11/15/2027	464,000	499,473
Series C, 3.00%, 12/1/2060	110,000	96,246
Series C, 4.30%, 12/1/2056	225,000	250,702
Series E, 4.65%, 12/1/2048	150,000	177,860
Consumers Energy Co.:
0.35%, 6/1/2023	65,000	64,880
2.50%, 5/1/2060	200,000	166,132
3.10%, 8/15/2050	207,000	204,286

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 8/1/2051	$342,000	$360,229
3.95%, 5/15/2043	100,000	111,050
4.05%, 5/15/2048	140,000	161,213
Dayton Power & Light Co. 3.95%, 6/15/2049	125,000	129,315
Delmarva Power & Light Co. 3.50%, 11/15/2023 (b)	272,000	291,804
Dominion Energy South Carolina, Inc. 6.05%, 1/15/2038	100,000	136,559
Dominion Energy, Inc.:
3.07%, 8/15/2024 (c) (e)	661,000	705,320
3.90%, 10/1/2025	235,000	258,507
4.25%, 6/1/2028	320,000	362,755
7.00%, 6/15/2038	555,000	792,978
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (c)	105,000	113,776
Series A, 1.45%, 4/15/2026 (d)	40,000	39,827
Series A, 4.60%, 3/15/2049	365,000	432,978
Series B, 3.30%, 4/15/2041 (d)	30,000	29,801
Series B, 5.95%, 6/15/2035	302,000	397,876
Series D, 2.85%, 8/15/2026	441,000	467,857
Series F, 5.25%, 8/1/2033	293,000	358,465
DTE Electric Co.:
3.70%, 6/1/2046	100,000	106,411
3.75%, 8/15/2047	100,000	107,758
3.95%, 3/1/2049	142,000	159,020
Series A, 1.90%, 4/1/2028	160,000	159,800
Series A, 4.05%, 5/15/2048	207,000	234,819
Series B, 3.25%, 4/1/2051	70,000	70,050
DTE Energy Co.:
2.95%, 3/1/2030	300,000	307,359
6.38%, 4/15/2033	604,000	793,541
Series B, 2.60%, 6/15/2022	278,000	284,630
Series C, 2.53%, 10/1/2024	530,000	556,712
Series D, 3.70%, 8/1/2023	359,000	382,830
Series H, 0.55%, 11/1/2022	260,000	260,013
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	70,000	72,636
2.55%, 4/15/2031	125,000	126,126
2.95%, 12/1/2026	432,000	466,435
3.45%, 4/15/2051	145,000	148,299
3.75%, 6/1/2045	261,000	278,701
4.00%, 9/30/2042	646,000	721,886
4.25%, 12/15/2041	297,000	340,674
6.05%, 4/15/2038	120,000	163,589
Security Description	Principal Amount	Value
Duke Energy Corp.:
0.90%, 9/15/2025	$95,000	$93,082
2.40%, 8/15/2022	159,000	162,830
2.45%, 6/1/2030 (b)	530,000	523,889
2.65%, 9/1/2026	561,000	588,152
3.05%, 8/15/2022	315,000	324,003
3.15%, 8/15/2027	228,000	243,456
3.40%, 6/15/2029	350,000	375,004
3.75%, 4/15/2024	406,000	437,806
3.75%, 9/1/2046	349,500	353,519
3.95%, 8/15/2047	355,000	369,917
4.20%, 6/15/2049	195,000	210,639
4.80%, 12/15/2045	249,000	287,563
Duke Energy Florida LLC:
1.75%, 6/15/2030	135,000	128,002
2.50%, 12/1/2029	115,000	117,264
3.20%, 1/15/2027	175,000	189,103
3.80%, 7/15/2028	390,000	432,670
4.20%, 7/15/2048	263,000	302,705
Duke Energy Indiana LLC:
2.75%, 4/1/2050	240,000	216,946
6.12%, 10/15/2035	100,000	130,401
6.35%, 8/15/2038	221,000	307,928
Series WWW, 4.90%, 7/15/2043	177,000	214,708
Series YYY, 3.25%, 10/1/2049 (b)	100,000	98,312
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	310,000	301,565
3.70%, 6/15/2046	558,000	581,257
3.80%, 9/1/2023	150,000	160,268
4.30%, 2/1/2049	195,000	222,717
Duke Energy Progress LLC:
3.25%, 8/15/2025	229,000	247,787
3.60%, 9/15/2047	369,000	385,214
4.10%, 3/15/2043	100,000	112,056
4.15%, 12/1/2044	235,000	266,509
4.20%, 8/15/2045	222,000	252,665
Edison International:
2.40%, 9/15/2022	110,000	112,184
2.95%, 3/15/2023	377,000	390,263
3.13%, 11/15/2022	75,000	77,603
3.55%, 11/15/2024	236,000	253,570
Emera US Finance L.P.:
3.55%, 6/15/2026	429,000	465,684
4.75%, 6/15/2046	400,000	447,848
Enel Americas SA 4.00%, 10/25/2026	51,000	55,655
Enel Chile SA 4.88%, 6/12/2028	141,000	163,229
Enel Generacion Chile SA 4.25%, 4/15/2024 (b)	115,000	123,658
Entergy Arkansas LLC:
3.35%, 6/15/2052	100,000	100,378
3.50%, 4/1/2026	257,000	281,361

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Entergy Corp.:
0.90%, 9/15/2025	$255,000	$249,217
1.90%, 6/15/2028	85,000	83,011
2.40%, 6/15/2031	100,000	96,615
2.95%, 9/1/2026	57,000	60,755
3.75%, 6/15/2050 (b)	188,000	188,581
Entergy Louisiana LLC:
0.62%, 11/17/2023	200,000	200,170
1.60%, 12/15/2030	150,000	140,148
2.35%, 6/15/2032	100,000	98,461
2.90%, 3/15/2051	150,000	138,149
3.10%, 6/15/2041	100,000	100,296
3.12%, 9/1/2027	352,000	381,015
4.00%, 3/15/2033	205,000	233,511
4.05%, 9/1/2023	228,000	245,187
4.20%, 4/1/2050	100,000	113,898
4.95%, 1/15/2045	57,000	62,148
Entergy Mississippi LLC:
2.85%, 6/1/2028	645,000	672,554
3.50%, 6/1/2051	145,000	147,094
3.85%, 6/1/2049	215,000	228,468
Entergy Texas, Inc.:
1.75%, 3/15/2031	210,000	194,874
3.55%, 9/30/2049	205,000	204,090
4.00%, 3/30/2029	100,000	110,918
4.50%, 3/30/2039	250,000	282,235
Evergy Kansas Central, Inc.:
3.10%, 4/1/2027	250,000	267,727
3.25%, 9/1/2049	200,000	196,470
4.10%, 4/1/2043	300,000	334,041
4.25%, 12/1/2045	125,000	141,339
Evergy Metro, Inc.:
4.20%, 6/15/2047	115,000	129,282
Series 2019, 4.13%, 4/1/2049	200,000	225,726
Evergy, Inc. 2.90%, 9/15/2029	387,000	395,642
Eversource Energy:
2.55%, 3/15/2031	250,000	250,335
2.80%, 5/1/2023	116,000	120,756
3.45%, 1/15/2050	440,000	441,844
Series M, 3.30%, 1/15/2028	100,000	107,643
Series O, 4.25%, 4/1/2029	275,000	313,684
Series Q, 0.80%, 8/15/2025	80,000	78,122
Series R, 1.65%, 8/15/2030	125,000	115,924
Exelon Corp.:
3.95%, 6/15/2025	433,000	474,728
4.45%, 4/15/2046	313,000	359,568
5.10%, 6/15/2045	421,000	522,019
5.63%, 6/15/2035	245,000	310,978
Exelon Generation Co. LLC:
3.25%, 6/1/2025 (b)	265,000	283,070
4.25%, 6/15/2022	313,000	323,783
Security Description	Principal Amount	Value
5.60%, 6/15/2042	$249,000	$273,400
6.25%, 10/1/2039	460,000	536,475
Florida Power & Light Co.:
2.85%, 4/1/2025 (b)	365,000	389,411
3.13%, 12/1/2025	232,000	250,528
3.15%, 10/1/2049	200,000	201,466
3.25%, 6/1/2024	225,000	240,959
3.95%, 3/1/2048	275,000	312,878
3.99%, 3/1/2049	379,000	436,165
4.05%, 10/1/2044	510,000	583,425
5.65%, 2/1/2037	190,000	249,130
5.69%, 3/1/2040	115,000	155,750
5.96%, 4/1/2039	100,000	138,465
Georgia Power Co.:
3.25%, 3/30/2027	79,000	84,852
4.30%, 3/15/2042	306,000	342,001
Series A, 2.10%, 7/30/2023	580,000	599,621
Series A, 3.25%, 3/15/2051	180,000	173,095
Series B, 3.70%, 1/30/2050	101,000	104,323
Gulf Power Co. Series A, 3.30%, 5/30/2027	223,000	241,536
Iberdrola International B.V. 6.75%, 7/15/2036	100,000	145,554
Indiana Michigan Power Co.:
4.25%, 8/15/2048	66,000	74,933
Series K, 4.55%, 3/15/2046	331,000	387,664
Interstate Power & Light Co.:
2.30%, 6/1/2030	200,000	197,440
3.70%, 9/15/2046	110,000	112,926
ITC Holdings Corp.:
2.70%, 11/15/2022	108,000	111,505
3.25%, 6/30/2026	115,000	123,970
3.35%, 11/15/2027	100,000	108,309
3.65%, 6/15/2024	25,000	26,949
Kentucky Utilities Co.:
3.30%, 6/1/2050	225,000	220,820
4.38%, 10/1/2045	286,000	326,189
Louisville Gas & Electric Co. 4.25%, 4/1/2049	340,000	385,614
MidAmerican Energy Co.:
3.10%, 5/1/2027	180,000	195,426
3.15%, 4/15/2050	200,000	198,688
3.50%, 10/15/2024	272,000	295,675
3.65%, 8/1/2048	117,000	124,308
4.25%, 5/1/2046	340,000	390,901
4.80%, 9/15/2043	250,000	306,937
6.75%, 12/30/2031	73,000	101,079
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	391,000	435,809

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
National Rural Utilities Cooperative Finance Corp.:
1.00%, 6/15/2026	$250,000	$242,245
1.35%, 3/15/2031	150,000	135,272
2.40%, 3/15/2030 (b)	115,000	114,496
2.95%, 2/7/2024	310,000	328,039
3.40%, 2/7/2028	167,000	180,049
3.70%, 3/15/2029	335,000	366,393
4.30%, 3/15/2049	467,000	540,151
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	216,000	222,955
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (c)	215,000	232,458
Series MTN, 2.30%, 9/15/2022	100,000	102,429
Series MTNC, 8.00%, 3/1/2032	110,000	161,372
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	167,000	184,605
Series DD, 2.40%, 5/1/2030	100,000	99,902
Series EE, 3.13%, 8/1/2050	65,000	62,360
Series N, 6.65%, 4/1/2036	110,000	154,488
Series R, 6.75%, 7/1/2037	515,000	721,546
NextEra Energy Capital Holdings, Inc.:
0.65%, 3/1/2023	225,000	225,682
2.25%, 6/1/2030	1,049,000	1,030,978
2.75%, 11/1/2029	241,000	247,307
2.80%, 1/15/2023	171,000	177,676
2.90%, 4/1/2022	165,000	169,145
3.15%, 4/1/2024	249,000	265,566
3.25%, 4/1/2026	62,000	66,900
3.55%, 5/1/2027	292,000	320,628
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (b) (c)	576,000	622,685
Northern States Power Co.:
2.15%, 8/15/2022	115,000	116,566
2.25%, 4/1/2031	100,000	99,936
2.60%, 6/1/2051	250,000	224,933
2.90%, 3/1/2050	312,500	298,747
3.20%, 4/1/2052	60,000	60,143
6.25%, 6/1/2036	180,000	249,086
NorthWestern Corp. 4.18%, 11/15/2044	250,000	274,652
NSTAR Electric Co.:
3.20%, 5/15/2027	370,000	400,917
3.25%, 5/15/2029 (b)	379,000	407,584
Oglethorpe Power Corp.:
5.38%, 11/1/2040	210,000	249,064
5.95%, 11/1/2039	450,000	565,920
Security Description	Principal Amount	Value
Ohio Power Co.:
4.00%, 6/1/2049	$320,000	$354,790
4.15%, 4/1/2048	147,000	165,879
Series Q, 1.63%, 1/15/2031	65,000	60,767
Oklahoma Gas & Electric Co. 4.15%, 4/1/2047	150,000	164,712
Oncor Electric Delivery Co. LLC:
2.75%, 6/1/2024 (b)	620,000	656,264
3.10%, 9/15/2049	180,000	176,288
3.80%, 9/30/2047	270,000	292,275
3.80%, 6/1/2049	445,000	486,394
4.10%, 11/15/2048	145,000	164,659
5.25%, 9/30/2040	230,000	301,364
5.30%, 6/1/2042	165,000	214,853
7.00%, 9/1/2022	121,000	131,970
Oncor Electric Delivery Co., LLC 0.55%, 10/1/2025 (f)	550,000	532,779
Pacific Gas & Electric Co.:
1.37%, 3/10/2023	165,000	165,031
1.75%, 6/16/2022	509,000	509,702
2.10%, 8/1/2027	539,000	527,632
2.50%, 2/1/2031	910,000	858,239
2.95%, 3/1/2026	100,000	103,131
3.25%, 6/1/2031	105,000	104,535
3.30%, 12/1/2027	350,000	365,130
3.30%, 8/1/2040	675,000	608,614
3.45%, 7/1/2025	1,080,000	1,143,688
3.50%, 8/1/2050	650,000	565,688
4.20%, 6/1/2041	145,000	144,429
4.25%, 3/15/2046	50,000	48,112
4.50%, 7/1/2040	1,715,000	1,743,572
PacifiCorp:
4.10%, 2/1/2042	75,000	83,378
4.13%, 1/15/2049	320,000	358,845
4.15%, 2/15/2050	210,000	238,060
6.00%, 1/15/2039	25,000	33,818
6.25%, 10/15/2037	422,000	575,768
6.35%, 7/15/2038	180,000	250,101
7.70%, 11/15/2031	100,000	142,560
PECO Energy Co.:
2.80%, 6/15/2050	195,000	181,077
3.05%, 3/15/2051	65,000	63,942
3.70%, 9/15/2047	115,000	122,666
3.90%, 3/1/2048	400,000	443,600
4.15%, 10/1/2044	115,000	130,175
Pinnacle West Capital Corp. 1.30%, 6/15/2025	115,000	114,586
Potomac Electric Power Co.:
3.60%, 3/15/2024	147,000	157,940
4.15%, 3/15/2043	300,000	342,480
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	146,000	155,946
4.00%, 9/15/2047	155,000	166,331

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 6/15/2022	$106,000	$109,561
4.70%, 6/1/2043	80,000	93,177
5.00%, 3/15/2044	455,000	546,114
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	195,000	215,695
4.13%, 6/15/2044	230,000	255,921
4.15%, 10/1/2045	100,000	112,937
4.15%, 6/15/2048	172,000	196,410
Progress Energy, Inc. 7.75%, 3/1/2031	298,000	417,567
PSEG Power LLC 3.85%, 6/1/2023	250,000	266,982
Public Service Co. of Colorado:
1.88%, 6/15/2031	165,000	157,893
3.70%, 6/15/2028	229,000	253,322
3.80%, 6/15/2047	150,000	163,110
4.05%, 9/15/2049	305,000	348,813
Series 34, 3.20%, 3/1/2050	355,000	354,507
Series 35, 1.90%, 1/15/2031	264,000	254,599
Series 36, 2.70%, 1/15/2051	250,000	227,413
Public Service Co. of New Hampshire 3.60%, 7/1/2049	100,000	106,400
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	100,000	98,602
Series MTN, 2.05%, 8/1/2050	200,000	161,138
Series MTN, 2.25%, 9/15/2026	230,000	240,249
Series MTN, 2.38%, 5/15/2023	100,000	103,724
Series MTN, 2.45%, 1/15/2030	135,000	136,782
Series MTN, 2.70%, 5/1/2050	213,000	196,426
Series MTN, 3.00%, 3/1/2051	100,000	96,687
Series MTN, 3.15%, 1/1/2050	135,000	134,515
Series MTN, 3.20%, 5/15/2029	100,000	107,318
Series MTN, 3.20%, 8/1/2049	185,000	185,931
Series MTN, 3.60%, 12/1/2047	200,000	214,110
Series MTN, 3.70%, 5/1/2028	175,000	193,501
Series MTN, 3.80%, 3/1/2046	285,000	315,432
Series MTN, 3.95%, 5/1/2042	140,000	156,394
Security Description	Principal Amount	Value
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025	$340,000	$332,071
1.60%, 8/15/2030	325,000	299,611
2.65%, 11/15/2022	300,000	310,278
2.88%, 6/15/2024	182,000	193,235
Puget Energy, Inc.:
4.10%, 6/15/2030	155,000	168,510
5.63%, 7/15/2022	238,000	249,902
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	256,000	250,417
4.22%, 6/15/2048	165,000	186,099
5.64%, 4/15/2041	106,000	139,375
6.27%, 3/15/2037	136,000	184,338
San Diego Gas & Electric Co.:
4.15%, 5/15/2048	316,000	356,385
4.50%, 8/15/2040	100,000	116,848
6.00%, 6/1/2039	150,000	202,752
Series RRR, 3.75%, 6/1/2047	517,000	548,584
Series VVV, 1.70%, 10/1/2030	156,500	147,163
Sempra Energy:
2.90%, 2/1/2023	199,000	207,073
3.40%, 2/1/2028	366,000	393,285
3.80%, 2/1/2038	146,000	156,800
Sierra Pacific Power Co. 2.60%, 5/1/2026	220,000	232,036
South Carolina Electric & Gas Co.:
4.60%, 6/15/2043	125,000	150,061
5.45%, 2/1/2041	170,000	221,330
Southern California Edison Co.:
0.70%, 4/3/2023 (d)	75,000	74,961
1.10%, 4/1/2024 (d)	75,000	75,039
2.25%, 6/1/2030	413,000	399,842
2.85%, 8/1/2029	175,000	178,775
3.65%, 2/1/2050 (b)	208,000	205,752
4.00%, 4/1/2047	43,000	44,564
4.50%, 9/1/2040	300,000	334,551
4.65%, 10/1/2043	248,000	282,303
5.50%, 3/15/2040	310,000	379,087
5.63%, 2/1/2036	151,000	188,903
6.00%, 1/15/2034	130,000	169,837
6.05%, 3/15/2039	225,000	293,490
Series 05-E, 5.35%, 7/15/2035	340,000	417,622
Series 06-E, 5.55%, 1/15/2037 (b)	100,000	121,485
Series 13-A, 3.90%, 3/15/2043	460,000	469,885
Series 20A, 2.95%, 2/1/2051	175,000	155,050
Series B, 3.65%, 3/1/2028	175,000	189,942
Series B, 4.88%, 3/1/2049	260,000	303,820

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series C, 4.13%, 3/1/2048	$100,000	$104,772
Series D, 3.40%, 6/1/2023	195,000	205,854
Series E, 3.70%, 8/1/2025	110,000	120,223
Southern Co.:
3.25%, 7/1/2026	829,000	887,610
4.25%, 7/1/2036	1,368,000	1,537,988
Series 21-A, 0.60%, 2/26/2024	45,000	44,731
Series 21-B, 1.75%, 3/15/2028	60,000	58,252
Southern Power Co.:
0.90%, 1/15/2026	80,000	77,732
4.15%, 12/1/2025	444,000	495,335
Southwestern Electric Power Co.:
6.20%, 3/15/2040	210,000	280,228
Series J, 3.90%, 4/1/2045	645,000	670,071
Series K, 2.75%, 10/1/2026	226,000	237,854
Series L, 3.85%, 2/1/2048	100,000	102,764
Series N, 1.65%, 3/15/2026	250,000	250,700
Southwestern Public Service Co.:
3.40%, 8/15/2046	165,000	164,797
3.75%, 6/15/2049	300,000	319,086
4.50%, 8/15/2041	350,000	406,686
6.00%, 10/1/2036	50,000	62,833
Series 6, 4.40%, 11/15/2048	200,000	231,548
Series 8, 3.15%, 5/1/2050	350,000	340,756
Tampa Electric Co.:
2.40%, 3/15/2031	55,000	54,735
3.45%, 3/15/2051	50,000	51,031
4.10%, 6/15/2042	75,000	82,328
4.30%, 6/15/2048	130,000	147,731
4.45%, 6/15/2049	203,000	237,374
Tucson Electric Power Co.:
1.50%, 8/1/2030	160,000	148,365
4.85%, 12/1/2048	100,000	119,836
Union Electric Co.:
2.95%, 6/15/2027	218,000	233,644
3.25%, 10/1/2049	450,000	446,602
3.50%, 3/15/2029	114,000	124,127
3.65%, 4/15/2045	90,000	95,051
3.90%, 9/15/2042	295,000	321,709
Virginia Electric & Power Co.:
2.45%, 12/15/2050	565,000	485,521
Series A, 2.88%, 7/15/2029	155,000	163,201
Series A, 3.15%, 1/15/2026	506,000	544,669
Series B, 3.80%, 9/15/2047	225,000	243,511
Series B, 4.20%, 5/15/2045	150,000	170,177
Security Description	Principal Amount	Value
Series C, 2.75%, 3/15/2023	$270,000	$280,633
Series C, 4.00%, 11/15/2046	110,000	122,553
WEC Energy Group, Inc.:
0.55%, 9/15/2023	200,000	199,708
0.80%, 3/15/2024	125,000	124,985
1.38%, 10/15/2027 (b)	215,000	207,378
1.80%, 10/15/2030	115,000	107,372
Westar Energy, Inc. 4.13%, 3/1/2042	195,000	217,540
Wisconsin Electric Power Co. 2.05%, 12/15/2024	400,000	418,012
Wisconsin Power & Light Co.:
3.00%, 7/1/2029 (b)	100,000	106,116
3.05%, 10/15/2027	200,000	213,226
3.65%, 4/1/2050	335,000	351,616
Wisconsin Public Service Corp. 3.67%, 12/1/2042	135,000	142,426
Xcel Energy, Inc.:
0.50%, 10/15/2023	200,000	200,042
2.60%, 12/1/2029	200,000	203,010
3.40%, 6/1/2030	150,000	161,144
3.50%, 12/1/2049	275,000	275,866
4.00%, 6/15/2028	109,000	121,452
		118,291,363
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030 (b)	100,000	95,079
Emerson Electric Co.:
0.88%, 10/15/2026	385,000	373,531
1.80%, 10/15/2027	170,000	170,717
1.95%, 10/15/2030	350,000	342,360
2.75%, 10/15/2050	110,000	101,707
		1,083,394
ELECTRONICS — 0.2%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	195,000	189,443
2.30%, 3/12/2031	250,000	243,433
2.75%, 9/15/2029	155,000	158,686
3.05%, 9/22/2026	198,000	212,355
Allegion PLC 3.50%, 10/1/2029	100,000	105,070
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	178,000	188,983
3.55%, 10/1/2027	92,000	98,392
Amphenol Corp.:
2.80%, 2/15/2030	100,000	102,614
3.20%, 4/1/2024	100,000	106,570
4.35%, 6/1/2029	466,000	529,702
Arrow Electronics, Inc.:
3.25%, 9/8/2024	227,000	242,826

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 4/1/2022	$162,000	$165,593
3.88%, 1/12/2028 (b)	139,000	150,727
Avnet, Inc. 4.88%, 12/1/2022	136,000	144,505
Flex, Ltd.:
3.75%, 2/1/2026	225,000	244,775
4.75%, 6/15/2025	100,000	111,293
4.88%, 6/15/2029	228,000	257,093
4.88%, 5/12/2030	310,000	351,912
FLIR Systems, Inc. 2.50%, 8/1/2030	85,000	83,302
Fortive Corp. 3.15%, 6/15/2026	180,000	194,418
Honeywell International, Inc.:
0.48%, 8/19/2022	631,000	631,454
1.35%, 6/1/2025	205,000	207,977
1.95%, 6/1/2030	300,000	295,527
2.15%, 8/8/2022	132,000	135,056
2.30%, 8/15/2024	200,000	211,586
2.50%, 11/1/2026	201,000	213,534
2.70%, 8/15/2029	204,000	213,523
3.81%, 11/21/2047	450,000	500,364
5.70%, 3/15/2037	180,000	237,294
Hubbell, Inc.:
2.30%, 3/15/2031	290,000	283,420
3.15%, 8/15/2027 (b)	140,000	150,493
Jabil, Inc.:
3.00%, 1/15/2031	190,000	189,464
3.60%, 1/15/2030	268,000	281,464
3.95%, 1/12/2028 (b)	109,000	121,479
Keysight Technologies, Inc. 3.00%, 10/30/2029	218,000	226,410
Roper Technologies, Inc.:
0.45%, 8/15/2022	100,000	99,960
1.00%, 9/15/2025	210,000	206,590
1.40%, 9/15/2027	350,000	338,306
2.00%, 6/30/2030	193,000	184,303
2.95%, 9/15/2029	177,000	184,523
3.65%, 9/15/2023	180,000	192,886
3.80%, 12/15/2026	306,000	339,703
Trimble, Inc. 4.75%, 12/1/2024	230,000	257,430
Tyco Electronics Group SA:
3.13%, 8/15/2027	289,000	310,282
3.70%, 2/15/2026	148,000	161,773
Vontier Corp.:
1.80%, 4/1/2026 (b) (f)	155,000	154,144
2.40%, 4/1/2028 (f)	250,000	245,593
2.95%, 4/1/2031 (f)	190,000	185,562
		10,641,792
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
0.88%, 11/15/2025	110,000	107,518
1.45%, 2/15/2031	250,000	228,320
Security Description	Principal Amount	Value
1.75%, 2/15/2032	$176,000	$163,643
2.30%, 3/1/2030	150,000	148,943
2.50%, 8/15/2024	287,000	302,111
2.90%, 7/1/2026	112,000	119,501
3.05%, 3/1/2050 (b)	200,000	191,564
3.20%, 3/15/2025	125,000	134,131
3.38%, 11/15/2027	255,000	278,335
3.95%, 5/15/2028	47,000	52,422
4.75%, 5/15/2023	119,000	128,532
Waste Connections, Inc.:
2.60%, 2/1/2030	200,000	201,410
3.50%, 5/1/2029	190,000	204,850
4.25%, 12/1/2028	280,000	315,778
Waste Management, Inc.:
0.75%, 11/15/2025	40,000	39,162
1.15%, 3/15/2028	155,000	146,841
1.50%, 3/15/2031	155,000	143,084
2.50%, 11/15/2050	40,000	34,566
2.90%, 9/15/2022 (b)	141,000	145,320
3.13%, 3/1/2025	250,000	268,612
3.50%, 5/15/2024	150,000	162,030
3.90%, 3/1/2035	250,000	281,837
4.10%, 3/1/2045	200,000	226,420
4.15%, 7/15/2049	230,000	262,672
		4,287,602
FOOD — 0.3%
Campbell Soup Co.:
3.30%, 3/19/2025	208,000	222,907
3.65%, 3/15/2023 (b)	129,000	136,585
3.95%, 3/15/2025	309,000	339,721
4.80%, 3/15/2048	367,000	437,666
Conagra Brands, Inc.:
3.20%, 1/25/2023	90,000	93,623
4.30%, 5/1/2024	313,000	345,173
4.60%, 11/1/2025	302,000	343,274
4.85%, 11/1/2028	242,000	282,668
7.00%, 10/1/2028	133,000	172,419
8.25%, 9/15/2030	200,000	286,214
Flowers Foods, Inc.:
2.40%, 3/15/2031	45,000	43,907
3.50%, 10/1/2026 (b)	306,000	331,784
4.38%, 4/1/2022	100,000	102,887
General Mills, Inc.:
2.88%, 4/15/2030 (b)	113,000	116,651
3.20%, 2/10/2027	275,000	297,707
3.70%, 10/17/2023	261,000	280,288
4.00%, 4/17/2025	655,000	722,792
4.20%, 4/17/2028	136,000	153,740
Hershey Co 3.13%, 11/15/2049 (b)	350,000	345,887
Hershey Co.:
0.90%, 6/1/2025	160,000	158,861
1.70%, 6/1/2030	155,000	147,988
2.05%, 11/15/2024	255,000	267,044
2.65%, 6/1/2050	120,000	109,196

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 8/15/2046	$75,000	$77,702
Hormel Foods Corp. 1.80%, 6/11/2030	140,000	134,597
Ingredion, Inc.:
2.90%, 6/1/2030	250,000	255,587
3.90%, 6/1/2050	175,000	186,014
JM Smucker Co.:
2.38%, 3/15/2030	95,000	93,684
3.38%, 12/15/2027 (b)	195,000	211,981
3.50%, 3/15/2025	267,000	290,160
3.55%, 3/15/2050	75,000	75,977
4.25%, 3/15/2035	165,000	185,196
4.38%, 3/15/2045	25,000	28,196
Kellogg Co.:
2.10%, 6/1/2030 (b)	125,000	121,417
2.65%, 12/1/2023	100,000	105,076
3.25%, 4/1/2026	152,000	164,212
3.40%, 11/15/2027	565,000	613,070
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	196,000	257,536
Kroger Co.:
1.70%, 1/15/2031 (b)	280,000	261,442
2.20%, 5/1/2030	340,000	333,829
2.65%, 10/15/2026 (b)	258,000	272,820
3.70%, 8/1/2027	228,000	253,857
3.88%, 10/15/2046	450,000	473,220
4.45%, 2/1/2047	214,000	242,295
4.65%, 1/15/2048	240,000	279,012
5.40%, 7/15/2040	129,000	162,078
5.40%, 1/15/2049	119,000	152,996
6.90%, 4/15/2038	149,000	210,822
McCormick & Co., Inc.:
0.90%, 2/15/2026	115,000	111,987
1.85%, 2/15/2031	85,000	80,073
2.50%, 4/15/2030	350,000	350,112
3.15%, 8/15/2024	100,000	106,982
3.40%, 8/15/2027	106,000	115,026
4.20%, 8/15/2047	150,000	169,941
Mondelez International, Inc.:
0.63%, 7/1/2022	178,000	178,522
1.50%, 5/4/2025	395,000	398,816
1.50%, 2/4/2031 (b)	105,000	96,137
1.88%, 10/15/2032	155,000	144,627
2.63%, 9/4/2050	275,000	237,740
2.75%, 4/13/2030	635,000	648,951
Sysco Corp.:
2.60%, 6/12/2022	231,000	236,664
3.25%, 7/15/2027	154,000	165,767
3.30%, 2/15/2050 (b)	135,000	128,151
3.75%, 10/1/2025	384,000	419,278
4.45%, 3/15/2048	300,000	339,138
4.50%, 4/1/2046	263,000	296,162
4.85%, 10/1/2045	299,000	352,996
5.38%, 9/21/2035	399,000	491,109
6.60%, 4/1/2050	205,000	296,846
Security Description	Principal Amount	Value
Tyson Foods, Inc.:
3.55%, 6/2/2027	$830,000	$903,223
3.90%, 9/28/2023 (b)	325,000	350,464
4.00%, 3/1/2026	182,000	201,843
4.50%, 6/15/2022	105,000	109,026
4.55%, 6/2/2047	200,000	234,668
4.88%, 8/15/2034	135,000	162,007
5.15%, 8/15/2044	102,000	127,048
		18,635,062
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	621,000	669,717
4.50%, 8/1/2024	306,000	332,442
International Paper Co.:
3.80%, 1/15/2026	124,000	137,388
4.40%, 8/15/2047	411,000	480,015
4.80%, 6/15/2044	297,000	358,657
5.15%, 5/15/2046	450,000	568,458
6.00%, 11/15/2041	74,000	100,735
Suzano Austria GmbH:
3.75%, 1/15/2031	480,000	494,990
5.00%, 1/15/2030	330,000	364,205
6.00%, 1/15/2029	750,000	881,888
		4,388,495
GAS — 0.2%
Atmos Energy Corp.:
0.63%, 3/9/2023	85,000	85,043
1.50%, 1/15/2031	250,000	228,815
3.00%, 6/15/2027	251,000	267,900
3.38%, 9/15/2049	131,000	131,275
4.13%, 10/15/2044	241,000	267,346
4.13%, 3/15/2049	228,000	254,715
4.15%, 1/15/2043	108,000	118,762
5.50%, 6/15/2041	200,000	255,794
CenterPoint Energy Resources Corp.:
0.70%, 3/2/2023	115,000	114,986
3.55%, 4/1/2023	163,000	172,136
Dominion Energy Gas Holdings LLC:
4.80%, 11/1/2043	197,000	225,234
Series C, 3.90%, 11/15/2049	140,000	143,434
Eastern Energy Gas Holdings LLC:
Series A, 2.50%, 11/15/2024	137,000	144,150
Series B, 3.00%, 11/15/2029	165,000	171,758
National Fuel Gas Co.:
2.95%, 3/1/2031	170,000	163,934
3.75%, 3/1/2023	147,000	153,708
5.20%, 7/15/2025	50,000	56,226

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 1/15/2026 (b)	$370,000	$424,079
NiSource, Inc.:
0.95%, 8/15/2025	195,000	191,260
1.70%, 2/15/2031	175,000	161,840
3.49%, 5/15/2027	346,000	375,863
3.60%, 5/1/2030	250,000	271,020
4.38%, 5/15/2047	472,000	530,764
4.80%, 2/15/2044	497,000	584,164
5.65%, 2/1/2045	320,000	412,598
ONE Gas, Inc.:
0.85%, 3/11/2023	250,000	250,143
1.10%, 3/11/2024	350,000	350,252
4.50%, 11/1/2048	240,000	268,783
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	190,000	188,041
3.50%, 6/1/2029	358,000	386,841
3.64%, 11/1/2046	100,000	101,384
Southern California Gas Co.:
3.75%, 9/15/2042	200,000	212,792
Series UU, 4.13%, 6/1/2048	540,000	613,251
Series VV, 4.30%, 1/15/2049	400,000	473,704
Series WW, 3.95%, 2/15/2050	216,000	240,255
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	280,000	291,500
5.88%, 3/15/2041	125,000	166,501
Series 20-A, 1.75%, 1/15/2031	125,000	116,004
Southwest Gas Corp.:
2.20%, 6/15/2030	104,000	101,382
3.70%, 4/1/2028	250,000	270,630
3.80%, 9/29/2046	110,000	112,934
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	120,000	128,948
Series MTN, 3.65%, 9/15/2049	300,000	314,976
		10,495,125
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc.:
2.80%, 3/1/2031	155,000	151,505
4.63%, 6/15/2028	289,000	321,807
Snap-on, Inc.:
3.10%, 5/1/2050	208,000	208,025
4.10%, 3/1/2048	275,000	315,865
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	289,000	290,095
2.75%, 11/15/2050	315,000	286,760
3.40%, 3/1/2026	293,000	321,623
4.25%, 11/15/2028	150,000	172,002
Security Description	Principal Amount	Value
5 year CMT + 2.66%, 4.00%, 3/15/2060 (c)	$156,000	$165,437
		2,233,119
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.15%, 1/30/2028	221,000	212,052
1.40%, 6/30/2030 (b)	80,000	74,738
2.95%, 3/15/2025	469,000	502,491
3.40%, 11/30/2023	240,000	257,614
3.75%, 11/30/2026	549,000	616,154
3.88%, 9/15/2025	67,000	74,305
4.75%, 11/30/2036	276,000	342,494
4.75%, 4/15/2043	300,000	380,982
4.90%, 11/30/2046	572,000	744,292
6.00%, 4/1/2039	219,000	310,844
Baxter International, Inc.:
1.73%, 4/1/2031 (f)	65,000	60,861
2.60%, 8/15/2026	311,000	330,577
3.50%, 8/15/2046	124,000	129,325
Boston Scientific Corp.:
1.90%, 6/1/2025	100,000	102,658
2.65%, 6/1/2030	520,000	524,129
3.45%, 3/1/2024	263,000	282,352
3.75%, 3/1/2026	396,000	437,810
4.00%, 3/1/2029	142,000	157,756
4.55%, 3/1/2039	120,000	141,462
7.00%, 11/15/2035	350,000	482,895
Danaher Corp.:
3.35%, 9/15/2025	70,000	76,281
4.38%, 9/15/2045	158,000	185,299
Dentsply Sirona, Inc. 3.25%, 6/1/2030	105,000	109,686
DH Europe Finance II Sarl:
2.20%, 11/15/2024	228,000	237,756
2.60%, 11/15/2029	583,000	595,733
Edwards Lifesciences Corp. 4.30%, 6/15/2028	225,000	253,699
Koninklijke Philips NV:
5.00%, 3/15/2042	144,000	184,900
6.88%, 3/11/2038	120,000	177,019
Medtronic Global Holdings SCA 3.35%, 4/1/2027	200,000	219,510
Medtronic, Inc. 4.63%, 3/15/2045	745,000	937,880
PerkinElmer, Inc.:
2.55%, 3/15/2031	210,000	208,034
3.30%, 9/15/2029 (b)	163,000	172,423
3.63%, 3/15/2051	160,000	164,931
Smith & Nephew PLC 2.03%, 10/14/2030 (b)	200,000	188,174
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051 (d)	145,000	145,276

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Stryker Corp.:
0.60%, 12/1/2023	$210,000	$210,088
1.15%, 6/15/2025	250,000	249,115
1.95%, 6/15/2030	203,000	196,200
2.90%, 6/15/2050	100,000	94,370
3.50%, 3/15/2026	256,000	280,325
4.10%, 4/1/2043	250,000	278,880
4.63%, 3/15/2046	460,000	561,692
Thermo Fisher Scientific, Inc.:
2.60%, 10/1/2029	477,000	489,559
3.20%, 8/15/2027	484,000	522,875
4.50%, 3/25/2030	439,000	512,331
5.30%, 2/1/2044	125,000	165,328
Zimmer Biomet Holdings, Inc.:
3.55%, 4/1/2025	477,000	516,996
3.70%, 3/19/2023	200,000	211,608
4.45%, 8/15/2045	220,000	243,844
		14,555,603
HEALTH CARE SERVICES — 0.8%
Adventist Health System:
2.95%, 3/1/2029	100,000	104,151
3.63%, 3/1/2049	60,000	62,351
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	209,000	215,297
4.27%, 8/15/2048	120,000	142,826
Series 2020, 3.01%, 6/15/2050	100,000	96,144
Aetna, Inc.:
2.75%, 11/15/2022	271,000	279,122
2.80%, 6/15/2023	425,000	443,402
3.88%, 8/15/2047	325,000	340,233
4.13%, 11/15/2042	147,000	160,267
4.50%, 5/15/2042	171,000	194,873
4.75%, 3/15/2044	305,000	355,496
6.63%, 6/15/2036	140,000	196,437
AHS Hospital Corp.:
5.02%, 7/1/2045	25,000	32,059
Series 2021, 2.78%, 7/1/2051	150,000	138,564
Allina Health System Series 2019, 3.89%, 4/15/2049	200,000	221,148
Anthem, Inc.:
0.45%, 3/15/2023 (b)	210,000	210,206
1.50%, 3/15/2026	500,000	500,575
2.25%, 5/15/2030	265,000	260,079
2.38%, 1/15/2025	275,000	287,403
2.55%, 3/15/2031	250,000	250,248
2.88%, 9/15/2029	843,000	874,579
2.95%, 12/1/2022	342,000	355,468
3.13%, 5/15/2022	190,000	195,806
3.13%, 5/15/2050	250,000	238,078
3.30%, 1/15/2023	375,000	393,829
Security Description	Principal Amount	Value
3.50%, 8/15/2024	$291,000	$314,574
3.60%, 3/15/2051	145,000	150,287
3.65%, 12/1/2027	324,000	357,369
4.10%, 3/1/2028	205,000	230,549
4.55%, 3/1/2048	160,000	189,221
4.63%, 5/15/2042	335,000	397,873
4.65%, 1/15/2043	200,000	238,260
4.65%, 8/15/2044	155,000	183,599
Ascension Health:
3.95%, 11/15/2046	405,000	464,045
Series B, 2.53%, 11/15/2029	217,000	222,681
Series B, 3.11%, 11/15/2039 (b)	85,000	87,023
Banner Health:
1.90%, 1/1/2031	75,000	71,186
2.34%, 1/1/2030	150,000	150,474
2.91%, 1/1/2051	100,000	94,189
Series 2020, 3.18%, 1/1/2050	250,000	249,140
Baylor Scott & White Holdings:
4.19%, 11/15/2045	365,000	425,736
Series 2021, 1.78%, 11/15/2030	25,000	23,767
Series 2021, 2.84%, 11/15/2050	45,000	42,525
Bon Secours Mercy Health, Inc.:
Series 20-2, 2.10%, 6/1/2031	60,000	58,049
Series 20-2, 3.21%, 6/1/2050	60,000	58,504
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	250,000	239,070
Children's Health System of Texas 2.51%, 8/15/2050	247,000	217,886
Children's Hospital Corp.:
Series 2020, 2.59%, 2/1/2050	65,000	58,533
Series 2020, 2.93%, 7/15/2050	135,000	126,113
Children's Hospital Medical Center 4.27%, 5/15/2044	200,000	235,044
Cigna Holding Co. 5.38%, 2/15/2042	125,000	147,036
CommonSpirit Health:
1.55%, 10/1/2025	35,000	35,182
2.78%, 10/1/2030	85,000	86,420
3.35%, 10/1/2029	576,000	615,174
3.91%, 10/1/2050	175,000	179,884
4.19%, 10/1/2049	295,000	317,644

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.35%, 11/1/2042	$175,000	$193,134
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	250,000	233,443
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	135,000	137,736
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	100,000	111,482
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	300,000	324,366
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	40,000	47,086
4.50%, 7/1/2057	255,000	316,636
Series 2020, 2.68%, 9/1/2041	250,000	232,548
Series 2020, 2.88%, 9/1/2050 (b)	250,000	234,600
Hartford HealthCare Corp. 3.45%, 7/1/2054	170,000	168,895
HCA, Inc.:
4.13%, 6/15/2029	389,000	430,930
4.50%, 2/15/2027	260,000	291,754
4.75%, 5/1/2023	622,000	671,238
5.00%, 3/15/2024	355,000	395,431
5.13%, 6/15/2039	157,000	188,706
5.25%, 6/15/2026	364,700	419,452
5.25%, 6/15/2049	377,000	461,554
5.50%, 6/15/2047	561,000	698,181
Humana, Inc.:
3.13%, 8/15/2029	143,000	149,216
3.15%, 12/1/2022	447,000	463,552
3.85%, 10/1/2024	125,000	136,524
3.95%, 3/15/2027	191,000	212,976
3.95%, 8/15/2049	145,000	156,111
4.95%, 10/1/2044	152,000	182,490
IHC Health Services, Inc. 4.13%, 5/15/2048 (b)	85,000	100,060
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	311,000	355,445
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	150,000	159,867
Iowa Health System Series 2020, 3.67%, 2/15/2050	123,000	129,442
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	235,000	266,563
Security Description	Principal Amount	Value
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	$155,000	$169,187
4.15%, 5/1/2047	247,000	291,581
Series 2019, 3.27%, 11/1/2049	240,000	247,397
Laboratory Corp. of America Holdings:
3.25%, 9/1/2024	240,000	257,059
3.60%, 2/1/2025	475,000	513,803
4.70%, 2/1/2045	215,000	244,487
Mass General Brigham, Inc.:
Series 2015, 4.12%, 7/1/2055 (b)	250,000	287,043
Series 2017, 3.77%, 7/1/2048	70,000	76,826
Series 2020, 3.19%, 7/1/2049	150,000	149,955
Series 2020, 3.34%, 7/1/2060	305,000	313,378
Mayo Clinic:
Series 2016, 4.13%, 11/15/2052	173,000	207,963
Series 2021, 3.20%, 11/15/2061 (d)	250,000	249,368
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	255,000	301,137
Memorial Sloan-Kettering Cancer Center:
5.00%, 7/1/2042	100,000	130,039
Series 2015, 4.20%, 7/1/2055	264,000	315,258
Series 2020, 2.96%, 1/1/2050	160,000	153,275
Methodist Hospital Series 20A, 2.71%, 12/1/2050 (b)	165,000	152,637
Montefiore Obligated Group Series 18-C, 5.25%, 11/1/2048	155,000	177,686
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	135,000	144,006
MultiCare Health System 2.80%, 8/15/2050	150,000	138,894
New York and Presbyterian Hospital:
2.26%, 8/1/2040	125,000	112,284
2.61%, 8/1/2060	120,000	102,697
4.02%, 8/1/2045	155,000	181,618
Series 2019, 3.95%, 8/1/2119	170,000	182,966
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	152,000	158,585
4.26%, 11/1/2047	330,000	372,864

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
NYU Langone Hospitals:
4.37%, 7/1/2047	$165,000	$189,484
4.78%, 7/1/2044	243,000	297,359
Series 2020, 3.38%, 7/1/2055	170,000	166,554
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	200,000	200,714
Orlando Health Obligated Group:
3.33%, 10/1/2050	100,000	100,655
4.09%, 10/1/2048	186,000	211,679
PeaceHealth Obligated Group:
Series 2018, 4.79%, 11/15/2048	324,000	404,964
Series 2020, 1.38%, 11/15/2025	65,000	64,936
Series 2020, 3.22%, 11/15/2050	65,000	63,092
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	200,000	204,234
Series A, 3.93%, 10/1/2048	70,000	77,675
Series H, 2.75%, 10/1/2026	55,000	58,587
Series I, 3.74%, 10/1/2047	50,000	53,867
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	550,000	560,505
3.45%, 6/1/2026	107,000	116,522
4.20%, 6/30/2029	126,000	143,162
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	100,000	100,669
3.95%, 7/1/2046	90,000	98,664
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	375,000	339,772
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	250,000	226,940
Spectrum Health System Obligated Group Series 19A, 3.49%, 7/15/2049	100,000	102,089
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	136,000	144,194
Stanford Health Care Series 2018, 3.80%, 11/15/2048	115,000	128,584
Sutter Health:
Series 20A, 1.32%, 8/15/2025	150,000	149,382
Series 20A, 2.29%, 8/15/2030	140,000	137,796
Security Description	Principal Amount	Value
Series 20A, 3.16%, 8/15/2040	$200,000	$199,078
Series 20A, 3.36%, 8/15/2050	100,000	99,278
Texas Health Resources 2.33%, 11/15/2050	155,000	131,079
Toledo Hospital 5.75%, 11/15/2038 (g)	221,000	258,199
Trinity Health Corp.:
4.13%, 12/1/2045	25,000	29,143
Series 2019, 3.43%, 12/1/2048	35,000	36,523
Series 2021, 2.63%, 12/1/2040	60,000	56,543
UnitedHealth Group, Inc.:
1.25%, 1/15/2026	140,000	140,127
2.00%, 5/15/2030 (b)	195,000	191,814
2.75%, 5/15/2040	450,000	439,830
2.88%, 3/15/2023	378,000	396,371
2.88%, 8/15/2029 (b)	541,000	572,854
2.90%, 5/15/2050	300,000	287,910
2.95%, 10/15/2027	258,000	277,577
3.10%, 3/15/2026	822,000	893,103
3.35%, 7/15/2022	485,000	503,920
3.38%, 4/15/2027	408,000	448,461
3.45%, 1/15/2027	568,000	629,764
3.50%, 8/15/2039	772,000	832,710
3.70%, 12/15/2025	126,000	140,021
3.70%, 8/15/2049	133,000	145,039
3.75%, 10/15/2047	331,000	361,591
3.85%, 6/15/2028	531,000	596,509
3.88%, 12/15/2028 (b)	239,000	269,341
3.88%, 8/15/2059	315,000	352,091
3.95%, 10/15/2042	180,000	204,887
4.20%, 1/15/2047	231,000	269,535
4.25%, 4/15/2047	406,000	475,365
4.45%, 12/15/2048	605,000	740,744
4.63%, 7/15/2035	371,000	452,119
5.80%, 3/15/2036	200,000	270,184
6.88%, 2/15/2038	240,000	361,486
Universal Health Services, Inc. 2.65%, 10/15/2030 (f)	410,000	396,134
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	100,000	94,660
Willis-Knighton Medical Center:
Series 2018, 4.81%, 9/1/2048	140,000	169,660
Series 2021, 3.07%, 3/1/2051	140,000	130,948

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	$115,000	$99,128
		42,612,894
HOME BUILDERS — 0.0% (a)
D.R.Horton, Inc. 1.40%, 10/15/2027 (b)	400,000	388,944
DR Horton, Inc.:
2.50%, 10/15/2024	500,000	525,960
4.75%, 2/15/2023	140,000	149,156
Lennar Corp. 5.88%, 11/15/2024	130,000	148,002
NVR, Inc. 3.00%, 5/15/2030	420,000	430,492
PulteGroup, Inc.:
5.00%, 1/15/2027 (b)	50,000	57,634
6.00%, 2/15/2035	165,000	208,147
		1,908,335
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc.:
3.50%, 11/15/2027	312,000	333,541
4.40%, 3/15/2029	262,000	292,583
Whirlpool Corp.:
3.70%, 5/1/2025	207,000	225,969
4.00%, 3/1/2024 (b)	60,000	65,433
4.60%, 5/15/2050	200,000	230,334
4.75%, 2/26/2029 (b)	218,000	252,904
		1,400,764
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Avery Dennison Corp.:
2.65%, 4/30/2030	151,000	151,779
4.88%, 12/6/2028	150,000	174,912
Church & Dwight Co., Inc. 3.95%, 8/1/2047	200,000	220,122
Clorox Co.:
1.80%, 5/15/2030	140,000	134,043
3.50%, 12/15/2024	166,000	181,719
3.90%, 5/15/2028	100,000	112,113
Kimberly-Clark Corp.:
1.05%, 9/15/2027 (b)	125,000	121,329
2.75%, 2/15/2026	69,000	74,039
2.88%, 2/7/2050	115,000	113,046
3.05%, 8/15/2025	200,000	215,828
3.20%, 4/25/2029	262,000	283,337
3.95%, 11/1/2028	90,000	102,365
6.63%, 8/1/2037	236,000	352,638
		2,237,270
Security Description	Principal Amount	Value
INSURANCE — 0.9%
ACE Capital Trust II 9.70%, 4/1/2030	$90,000	$136,764
Aflac, Inc.:
1.13%, 3/15/2026	205,000	203,288
3.25%, 3/17/2025	135,000	145,575
4.75%, 1/15/2049	435,000	540,166
Alleghany Corp.:
3.63%, 5/15/2030	150,000	161,739
4.95%, 6/27/2022	56,000	58,938
Allstate Corp.:
0.75%, 12/15/2025	301,000	295,991
1.45%, 12/15/2030	250,000	229,988
3.28%, 12/15/2026 (b)	230,000	252,862
3.85%, 8/10/2049	100,000	110,091
4.50%, 6/15/2043	100,000	119,109
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (c)	350,000	451,668
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	262,000	279,373
American Financial Group, Inc. 4.50%, 6/15/2047	185,000	206,769
American International Group, Inc.:
2.50%, 6/30/2025	350,000	366,275
3.40%, 6/30/2030	589,000	626,649
3.75%, 7/10/2025	252,000	276,245
3.88%, 1/15/2035	205,000	223,477
4.13%, 2/15/2024 (b)	566,000	619,764
4.20%, 4/1/2028	300,000	337,272
4.25%, 3/15/2029	283,000	318,672
4.38%, 6/30/2050	190,000	216,157
4.38%, 1/15/2055	455,000	509,432
4.70%, 7/10/2035	238,000	278,634
4.88%, 6/1/2022	492,000	516,580
3 Month USD LIBOR + 4.20%, 8.18%, 5/15/2068 (b) (c)	440,000	612,933
Aon Corp.:
2.80%, 5/15/2030	485,000	495,791
3.75%, 5/2/2029	217,000	238,830
4.50%, 12/15/2028	211,000	241,985
6.25%, 9/30/2040	273,000	375,170
8.21%, 1/1/2027	120,000	157,169
Aon PLC:
3.50%, 6/14/2024	170,000	182,920
4.00%, 11/27/2023	105,000	113,467
4.60%, 6/14/2044	171,000	203,033
Arch Capital Finance LLC 4.01%, 12/15/2026	144,000	162,536
Arch Capital Group US, Inc. 5.14%, 11/1/2043	305,000	373,128

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Arch Capital Group, Ltd. 3.64%, 6/30/2050	$185,000	$185,553
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023 (b)	375,000	408,135
Assurant, Inc.:
3.70%, 2/22/2030 (b)	78,000	83,045
4.00%, 3/15/2023	100,000	106,376
4.20%, 9/27/2023 (b)	120,000	129,769
4.90%, 3/27/2028 (b)	208,000	237,392
Athene Holding, Ltd.:
3.50%, 1/15/2031	490,000	503,205
4.13%, 1/12/2028	217,000	236,035
AXA SA 8.60%, 12/15/2030	231,000	353,301
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	139,000	149,764
5 year CMT + 3.19%, 4.90%, 1/15/2040 (c)	100,000	102,569
AXIS Specialty Finance PLC 4.00%, 12/6/2027	149,000	166,271
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	195,000	182,647
1.85%, 3/12/2030 (b)	421,000	410,614
2.50%, 1/15/2051 (b)	340,000	294,875
2.85%, 10/15/2050	485,000	448,669
3.00%, 5/15/2022	205,000	211,224
4.25%, 1/15/2049	654,000	756,828
4.40%, 5/15/2042	609,000	724,948
5.75%, 1/15/2040	193,000	266,305
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023 (b)	383,000	399,841
3.13%, 3/15/2026	884,000	961,986
4.50%, 2/11/2043	245,000	295,901
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (b)	337,000	356,263
4.70%, 6/22/2047	316,000	323,761
5.63%, 5/15/2030	185,000	216,568
Brown & Brown, Inc.:
2.38%, 3/15/2031	440,000	423,478
4.50%, 3/15/2029	142,000	158,730
Chubb Corp. 6.00%, 5/11/2037	562,000	781,933
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	350,000	320,019
2.70%, 3/13/2023	318,000	331,900
2.88%, 11/3/2022	200,000	206,904
3.15%, 3/15/2025	214,000	230,786
3.35%, 5/15/2024 (b)	150,000	161,642
3.35%, 5/3/2026	480,000	522,970
Cincinnati Financial Corp. 6.13%, 11/1/2034	183,000	242,870
CNA Financial Corp.:
2.05%, 8/15/2030	85,000	80,664
3.45%, 8/15/2027	227,000	247,750
Security Description	Principal Amount	Value
CNO Financial Group, Inc. 5.25%, 5/30/2025	$124,000	$140,776
Equitable Holdings, Inc.:
3.90%, 4/20/2023	215,000	228,612
4.35%, 4/20/2028	566,000	632,782
5.00%, 4/20/2048	321,000	387,347
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	120,000	117,000
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031 (f)	180,000	179,330
4.63%, 4/29/2030	300,000	327,255
Fidelity National Financial, Inc.:
3.40%, 6/15/2030	100,000	104,728
4.50%, 8/15/2028	212,000	238,309
5.50%, 9/1/2022	230,000	245,550
First American Financial Corp. 4.00%, 5/15/2030	130,000	140,356
Globe Life, Inc.:
2.15%, 8/15/2030	200,000	191,822
4.55%, 9/15/2028	172,000	198,046
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	70,000	68,677
4.50%, 4/15/2026	50,000	56,530
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029 (b)	770,000	798,282
4.40%, 3/15/2048	62,000	71,505
Kemper Corp. 4.35%, 2/15/2025	120,000	130,874
Lincoln National Corp.:
3.40%, 1/15/2031 (b)	270,000	287,758
3.63%, 12/12/2026	197,000	217,043
3.80%, 3/1/2028	178,000	196,934
4.00%, 9/1/2023	204,000	220,663
4.38%, 6/15/2050 (b)	140,000	156,488
Loews Corp.:
3.20%, 5/15/2030	60,000	63,616
3.75%, 4/1/2026	313,000	345,167
4.13%, 5/15/2043	100,000	108,690
Manulife Financial Corp.:
2.48%, 5/19/2027	175,000	181,675
4.15%, 3/4/2026	676,000	760,595
5.38%, 3/4/2046	330,000	437,900
5 Year US ISDA + 1.65%, 4.06%, 2/24/2032 (c)	347,000	381,912
Markel Corp.:
3.50%, 11/1/2027 (b)	124,000	135,388
4.30%, 11/1/2047	125,000	139,789
5.00%, 4/5/2046	123,000	152,040
5.00%, 5/20/2049	65,000	81,182
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030 (b)	216,000	212,263

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.30%, 3/14/2023	$100,000	$105,113
3.50%, 6/3/2024	370,000	399,041
3.50%, 3/10/2025	117,000	127,290
3.75%, 3/14/2026	239,000	264,014
4.20%, 3/1/2048	305,000	350,747
4.35%, 1/30/2047	220,000	257,840
4.90%, 3/15/2049	300,000	382,836
Mercury General Corp. 4.40%, 3/15/2027	253,000	285,040
MetLife, Inc.:
3.60%, 4/10/2024	215,000	233,782
3.60%, 11/13/2025	212,000	233,450
4.05%, 3/1/2045	302,000	342,423
4.60%, 5/13/2046	128,000	156,453
4.72%, 12/15/2044	635,000	781,774
4.88%, 11/13/2043	215,000	271,401
5.70%, 6/15/2035	447,000	604,027
5.88%, 2/6/2041	139,000	191,869
6.40%, 12/15/2066	401,000	504,691
6.50%, 12/15/2032	100,000	140,895
10.75%, 8/1/2069	225,000	378,677
Series D, 4.37%, 9/15/2023	110,000	120,222
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	210,000	250,307
Old Republic International Corp. 4.88%, 10/1/2024	170,000	191,384
PartnerRe Finance B LLC 3.70%, 7/2/2029 (b)	308,000	336,398
Principal Financial Group, Inc.:
3.10%, 11/15/2026	163,000	175,694
3.30%, 9/15/2022	233,000	242,457
3.40%, 5/15/2025	90,000	97,265
3.70%, 5/15/2029	119,000	130,704
4.30%, 11/15/2046	176,000	200,510
Progressive Corp.:
4.00%, 3/1/2029	125,000	141,785
4.13%, 4/15/2047	125,000	144,168
4.35%, 4/25/2044	573,000	677,120
Prudential Financial, Inc.:
3.91%, 12/7/2047	431,000	466,695
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b) (c)	136,000	144,882
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (b) (c)	264,000	302,013
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	332,000	363,872
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	292,000	312,668
Security Description	Principal Amount	Value
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (b) (c)	$194,000	$204,990
5 year CMT + 3.04%, 3.70%, 10/1/2050 (b) (c)	185,000	186,524
Series MTN, 2.10%, 3/10/2030 (b)	151,000	149,795
Series MTN, 3.00%, 3/10/2040	100,000	99,766
Series MTN, 3.50%, 5/15/2024	231,000	251,693
Series MTN, 3.70%, 3/13/2051	274,000	289,971
Series MTN, 3.88%, 3/27/2028	185,000	208,919
Series MTN, 4.35%, 2/25/2050 (b)	550,000	635,596
Series MTN, 4.42%, 3/27/2048	230,000	267,380
Series MTN, 4.60%, 5/15/2044 (b)	154,000	184,421
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	85,000	88,148
3.90%, 5/15/2029	145,000	158,906
Series MTN, 4.70%, 9/15/2023	100,000	109,700
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029 (b)	342,000	369,709
Travelers Cos., Inc.:
2.55%, 4/27/2050 (b)	205,000	184,055
4.05%, 3/7/2048	221,000	254,809
4.10%, 3/4/2049	171,000	199,348
4.30%, 8/25/2045	225,000	264,015
4.60%, 8/1/2043 (b)	200,000	245,248
5.35%, 11/1/2040	273,000	360,849
Series MTN, 6.25%, 6/15/2037	230,000	324,095
Unum Group 4.00%, 6/15/2029 (b)	187,000	202,693
Voya Financial, Inc.:
3.65%, 6/15/2026	274,000	303,693
4.80%, 6/15/2046	150,000	177,284
5.70%, 7/15/2043	200,000	258,810
3 Month USD LIBOR + 2.08%, 4.70%, 1/23/2048 (c)	200,000	203,528
W R Berkley Corp. 3.55%, 3/30/2052	250,000	250,965
Willis North America, Inc.:
2.95%, 9/15/2029	238,000	247,023
3.60%, 5/15/2024	431,000	464,842
3.88%, 9/15/2049	111,000	118,436
4.50%, 9/15/2028	190,000	216,165
5.05%, 9/15/2048	100,000	124,331
WR Berkley Corp. 4.75%, 8/1/2044	50,000	58,472

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
XLIT, Ltd.:
4.45%, 3/31/2025	$129,000	$143,820
5.50%, 3/31/2045	320,000	410,534
		49,724,855
INTERNET — 0.4%
Alibaba Group Holding, Ltd.:
2.13%, 2/9/2031 (b)	245,000	232,765
2.70%, 2/9/2041	275,000	249,065
3.15%, 2/9/2051	345,000	323,665
3.25%, 2/9/2061 (b)	300,000	277,851
3.40%, 12/6/2027	534,000	572,603
3.60%, 11/28/2024	582,000	631,802
4.00%, 12/6/2037	200,000	215,588
4.20%, 12/6/2047	220,000	242,572
4.40%, 12/6/2057	508,000	578,449
4.50%, 11/28/2034	220,000	249,887
Alphabet, Inc.:
0.45%, 8/15/2025 (b)	110,000	107,775
0.80%, 8/15/2027 (b)	550,000	527,532
1.10%, 8/15/2030	571,000	525,291
1.90%, 8/15/2040	125,000	108,316
2.05%, 8/15/2050	260,000	214,926
2.25%, 8/15/2060	275,000	224,692
3.38%, 2/25/2024	670,000	725,844
Amazon.com, Inc.:
0.40%, 6/3/2023	310,000	310,930
0.80%, 6/3/2025	110,000	109,580
1.20%, 6/3/2027 (b)	276,000	270,245
1.50%, 6/3/2030	395,000	376,135
2.40%, 2/22/2023	727,000	754,597
2.50%, 11/29/2022	50,000	51,578
2.50%, 6/3/2050	246,000	220,153
2.70%, 6/3/2060	255,000	226,975
2.80%, 8/22/2024	866,000	927,711
3.15%, 8/22/2027	603,000	659,200
3.80%, 12/5/2024	246,000	272,443
3.88%, 8/22/2037	130,000	148,343
4.05%, 8/22/2047	656,000	764,358
4.25%, 8/22/2057	949,000	1,141,875
4.80%, 12/5/2034	531,000	670,595
4.95%, 12/5/2044	552,000	719,907
Baidu, Inc.:
2.88%, 7/6/2022	116,000	118,834
3.08%, 4/7/2025	172,000	181,365
3.50%, 11/28/2022	410,000	426,990
3.88%, 9/29/2023	400,000	427,492
4.13%, 6/30/2025	332,000	363,586
4.38%, 5/14/2024	270,000	296,498
4.38%, 3/29/2028 (b)	100,000	110,815
4.88%, 11/14/2028	215,000	247,527
Booking Holdings, Inc.:
3.55%, 3/15/2028	365,000	398,314
3.60%, 6/1/2026	654,000	715,208
E*TRADE Financial Corp.:
2.95%, 8/24/2022	280,000	289,069
Security Description	Principal Amount	Value
4.50%, 6/20/2028	$325,000	$369,190
eBay, Inc.:
1.90%, 3/11/2025	140,000	143,672
2.70%, 3/11/2030	140,000	141,532
2.75%, 1/30/2023	203,000	211,315
3.60%, 6/5/2027	420,000	458,132
4.00%, 7/15/2042	253,000	267,044
Expedia Group, Inc.:
2.95%, 3/15/2031 (f)	185,000	182,336
3.25%, 2/15/2030	258,000	261,086
3.80%, 2/15/2028	136,000	143,677
4.50%, 8/15/2024	107,000	116,824
4.63%, 8/1/2027 (f)	115,000	127,836
JD.com, Inc.:
3.38%, 1/14/2030 (b)	205,000	210,545
3.88%, 4/29/2026	313,000	339,377
4.13%, 1/14/2050	150,000	151,359
TD Ameritrade Holding Corp.:
2.75%, 10/1/2029 (b)	169,000	175,478
2.95%, 4/1/2022	200,000	204,374
3.30%, 4/1/2027	139,000	151,050
Tencent Music Entertainment Group:
1.38%, 9/3/2025 (b)	225,000	220,649
2.00%, 9/3/2030	260,000	241,940
Weibo Corp.:
3.38%, 7/8/2030	15,000	14,860
3.50%, 7/5/2024	420,000	442,054
		21,783,276
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp.:
2.15%, 7/15/2026	175,000	170,258
3.25%, 7/15/2025	175,000	180,614
3.88%, 1/15/2026	565,000	595,838
4.20%, 6/10/2024	558,000	602,350
4.25%, 3/1/2025	101,000	108,369
Bain Capital Specialty Finance, Inc. 2.95%, 3/10/2026	135,000	133,641
Blackstone Secured Lending Fund 3.65%, 7/14/2023 (f)	247,000	257,744
Blackstone/GSO Secured Lending Fund 2.75%, 9/16/2026 (f)	250,000	248,350
FS KKR Capital Corp.:
3.40%, 1/15/2026	271,000	268,802
4.13%, 2/1/2025	350,000	360,206
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026	215,000	217,614
Golub Capital BDC, Inc.:
2.50%, 8/24/2026	205,000	200,631
3.38%, 4/15/2024	250,000	258,555

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Main Street Capital Corp. 3.00%, 7/14/2026	$210,000	$208,551
Oaktree Specialty Lending Corp. 3.50%, 2/25/2025	55,000	56,520
Owl Rock Capital Corp.:
3.40%, 7/15/2026	250,000	253,333
3.75%, 7/22/2025	100,000	103,884
4.00%, 3/30/2025	200,000	210,386
4.25%, 1/15/2026	250,000	262,272
Prospect Capital Corp. 3.71%, 1/22/2026	265,000	261,552
Sixth Street Specialty Lending, Inc.:
2.50%, 8/1/2026 (b)	255,000	252,731
3.88%, 11/1/2024	235,000	246,282
		5,458,483
IRON/STEEL — 0.1%
Nucor Corp.:
2.00%, 6/1/2025	90,000	92,584
2.70%, 6/1/2030	80,000	81,756
2.98%, 12/15/2055 (f)	360,000	327,082
3.95%, 5/1/2028	195,000	217,858
4.13%, 9/15/2022 (b)	285,000	297,281
Reliance Steel & Aluminum Co.:
1.30%, 8/15/2025	205,000	202,983
2.15%, 8/15/2030	90,000	86,485
4.50%, 4/15/2023	222,000	236,763
Steel Dynamics, Inc.:
1.65%, 10/15/2027	25,000	24,510
2.40%, 6/15/2025	85,000	88,669
2.80%, 12/15/2024	182,000	192,918
3.25%, 1/15/2031 (b)	100,000	105,834
3.25%, 10/15/2050	40,000	37,436
3.45%, 4/15/2030	275,000	294,217
Vale Overseas, Ltd.:
3.75%, 7/8/2030 (b)	490,000	512,907
6.25%, 8/10/2026	722,000	857,209
6.88%, 11/21/2036	471,000	625,450
8.25%, 1/17/2034 (b)	256,000	359,631
Vale SA 5.63%, 9/11/2042	200,000	240,964
		4,882,537
LEISURE TIME — 0.0% (a)
Harley-Davidson, Inc. 4.63%, 7/28/2045 (b)	235,000	244,522
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	200,000	210,016
3.70%, 1/15/2031	105,000	110,247
Hyatt Hotels Corp.:
4.38%, 9/15/2028 (b)	248,000	266,464
Security Description	Principal Amount	Value
4.85%, 3/15/2026	$25,000	$27,730
Las Vegas Sands Corp.:
2.90%, 6/25/2025	425,000	436,267
3.20%, 8/8/2024	455,000	474,401
Marriott International, Inc.:
3.60%, 4/15/2024	623,000	663,794
Series FF, 4.63%, 6/15/2030 (b)	270,000	301,736
Series GG, 3.50%, 10/15/2032	90,000	93,055
Series HH, 2.85%, 4/15/2031	110,000	108,144
Series R, 3.13%, 6/15/2026	196,000	205,526
Series X, 4.00%, 4/15/2028	245,000	261,613
Series Z, 4.15%, 12/1/2023	170,000	182,738
Sands China, Ltd.:
4.38%, 6/18/2030	225,000	238,129
4.60%, 8/8/2023	692,000	739,983
5.13%, 8/8/2025	155,000	172,924
5.40%, 8/8/2028	555,000	632,972
		5,125,739
MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc. 2.88%, 5/8/2022	288,000	296,041
Caterpillar Financial Services Corp.:
0.25%, 3/1/2023	165,000	164,786
0.65%, 7/7/2023	553,000	555,959
0.90%, 3/2/2026	250,000	245,795
Series MTN, 0.45%, 9/14/2023	355,000	355,206
Series MTN, 0.80%, 11/13/2025	500,000	490,500
Series MTN, 0.95%, 5/13/2022	305,000	307,333
Series MTN, 1.10%, 9/14/2027 (b)	490,000	471,806
Series MTN, 1.45%, 5/15/2025	300,000	303,852
Series MTN, 1.95%, 11/18/2022	254,000	260,805
Series MTN, 2.85%, 6/1/2022 (b)	100,000	102,981
Series MTN, 2.85%, 5/17/2024 (b)	200,000	213,252
Series MTN, 3.30%, 6/9/2024	122,000	131,867
Caterpillar, Inc.:
1.90%, 3/12/2031 (b)	300,000	288,789
2.60%, 9/19/2029 (b)	175,000	180,590
2.60%, 4/9/2030	194,000	199,092

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 9/19/2049	$145,000	$148,703
3.80%, 8/15/2042 (b)	444,000	499,944
4.75%, 5/15/2064	584,000	767,043
6.05%, 8/15/2036	105,000	145,497
Oshkosh Corp. 4.60%, 5/15/2028	410,000	463,579
		6,593,420
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
1.88%, 1/15/2026 (b)	480,000	485,448
1.95%, 7/2/2023	80,000	82,173
4.38%, 4/5/2022	105,000	108,846
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (b)	187,000	207,293
Crane Co. 4.20%, 3/15/2048	115,000	112,647
Deere & Co.:
2.60%, 6/8/2022	169,000	172,627
3.90%, 6/9/2042	105,000	120,125
Dover Corp.:
2.95%, 11/4/2029	20,000	20,988
3.15%, 11/15/2025	280,000	301,969
Flowserve Corp.:
3.50%, 10/1/2030	70,000	71,272
4.00%, 11/15/2023	195,000	206,390
IDEX Corp. 3.00%, 5/1/2030	125,000	128,581
John Deere Capital Corp.:
0.70%, 1/15/2026 (b)	100,000	97,819
1.45%, 1/15/2031 (b)	370,000	343,834
Series MTN, 0.25%, 1/17/2023	250,000	249,977
Series MTN, 0.40%, 10/10/2023	160,000	160,195
Series MTN, 0.45%, 1/17/2024	250,000	249,883
Series MTN, 0.55%, 7/5/2022 (b)	415,000	416,465
Series MTN, 0.70%, 7/5/2023	426,000	429,152
Series MTN, 1.20%, 4/6/2023	70,000	71,156
Series MTN, 1.50%, 3/6/2028	250,000	243,430
Series MTN, 1.75%, 3/9/2027	325,000	328,487
Series MTN, 1.95%, 6/13/2022	245,000	249,822
Series MTN, 2.05%, 1/9/2025 (b)	200,000	208,110
Series MTN, 2.15%, 9/8/2022	149,000	153,011
Series MTN, 2.25%, 9/14/2026	200,000	209,256
Security Description	Principal Amount	Value
Series MTN, 2.45%, 1/9/2030	$365,000	$372,435
Series MTN, 2.60%, 3/7/2024	331,000	350,493
Series MTN, 2.65%, 6/24/2024	293,000	311,655
Series MTN, 2.65%, 6/10/2026	275,000	292,553
Series MTN, 2.70%, 1/6/2023	221,000	230,238
Series MTN, 2.80%, 9/8/2027	104,000	111,089
Series MTN, 2.80%, 7/18/2029	270,000	282,955
Series MTN, 2.95%, 4/1/2022	335,000	344,068
Series MTN, 3.05%, 1/6/2028 (b)	220,000	236,045
Series MTN, 3.45%, 1/10/2024	105,000	113,470
nVent Finance Sarl:
3.95%, 4/15/2023	60,000	62,808
4.55%, 4/15/2028	100,000	105,820
Otis Worldwide Corp.:
2.06%, 4/5/2025	631,000	650,643
3.11%, 2/15/2040	470,000	464,877
Rockwell Automation, Inc. 2.88%, 3/1/2025	400,000	423,420
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	385,000	408,689
4.95%, 9/15/2028	414,000	471,910
Xylem, Inc.:
1.95%, 1/30/2028	365,000	364,474
2.25%, 1/30/2031	255,000	249,826
3.25%, 11/1/2026	230,000	249,752
		11,526,176
MEDIA — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	151,000	140,276
2.80%, 4/1/2031	106,000	104,378
3.50%, 6/1/2041	145,000	137,640
3.70%, 4/1/2051	95,000	88,793
3.75%, 2/15/2028	84,000	91,027
3.85%, 4/1/2061	395,000	362,049
3.90%, 6/1/2052	180,000	172,849
4.20%, 3/15/2028	207,000	228,367
4.46%, 7/23/2022	684,000	713,138
4.80%, 3/1/2050	645,000	694,452
4.91%, 7/23/2025	314,000	356,349
5.05%, 3/30/2029	281,000	323,153
5.13%, 7/1/2049	330,000	372,530
5.38%, 4/1/2038	220,000	261,461

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 5/1/2047	$797,000	$924,807
5.75%, 4/1/2048	564,000	684,177
6.38%, 10/23/2035	291,000	377,069
6.48%, 10/23/2045	871,000	1,141,698
6.83%, 10/23/2055	680,000	943,004
Class USD, 4.50%, 2/1/2024	711,000	777,948
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	131,000	150,378
Comcast Corp.:
1.95%, 1/15/2031	275,000	264,938
2.35%, 1/15/2027	545,000	567,340
2.45%, 8/15/2052 (b)	430,000	366,412
2.65%, 2/1/2030	734,000	752,768
2.65%, 8/15/2062 (b)	175,000	148,824
2.80%, 1/15/2051	164,000	150,354
3.00%, 2/1/2024	336,000	358,851
3.15%, 3/1/2026	945,000	1,024,635
3.15%, 2/15/2028	504,000	544,128
3.20%, 7/15/2036	697,000	726,964
3.25%, 11/1/2039	80,000	82,494
3.30%, 2/1/2027	436,000	475,480
3.30%, 4/1/2027	200,000	218,282
3.38%, 2/15/2025	350,000	380,450
3.38%, 8/15/2025	546,000	594,976
3.40%, 7/15/2046	463,000	476,552
3.45%, 2/1/2050	160,000	164,342
3.70%, 4/15/2024	698,000	761,623
3.75%, 4/1/2040	125,000	137,256
3.90%, 3/1/2038	559,000	626,902
3.97%, 11/1/2047	658,000	736,822
4.00%, 8/15/2047	315,000	352,003
4.00%, 3/1/2048	263,000	294,110
4.00%, 11/1/2049	589,000	656,464
4.05%, 11/1/2052	656,000	744,291
4.15%, 10/15/2028	215,000	245,872
4.20%, 8/15/2034	604,000	695,289
4.25%, 10/15/2030	622,000	717,620
4.25%, 1/15/2033	394,000	457,324
4.40%, 8/15/2035	358,000	419,572
4.50%, 1/15/2043	325,000	389,298
4.60%, 10/15/2038	710,000	857,105
4.60%, 8/15/2045	428,000	520,247
4.65%, 7/15/2042	273,000	331,695
4.70%, 10/15/2048	375,000	463,357
4.75%, 3/1/2044	450,000	554,152
4.95%, 10/15/2058	280,000	367,368
5.65%, 6/15/2035	285,000	376,431
6.40%, 5/15/2038	272,000	390,962
6.45%, 3/15/2037	100,000	142,850
6.50%, 11/15/2035	100,000	141,439
Discovery Communications LLC:
2.95%, 3/20/2023	237,000	247,556
Security Description	Principal Amount	Value
3.63%, 5/15/2030	$320,000	$342,298
4.00%, 9/15/2055 (f)	962,000	949,609
4.13%, 5/15/2029	153,000	168,698
4.65%, 5/15/2050	531,000	584,912
4.90%, 3/11/2026	193,000	219,914
5.20%, 9/20/2047	231,000	271,420
5.30%, 5/15/2049	125,000	149,571
Fox Corp.:
4.03%, 1/25/2024	399,000	433,342
4.71%, 1/25/2029	631,000	727,366
5.48%, 1/25/2039	588,000	734,165
5.58%, 1/25/2049	135,000	172,157
Grupo Televisa SAB:
5.00%, 5/13/2045	270,000	296,870
5.25%, 5/24/2049 (b)	431,000	494,577
6.13%, 1/31/2046	150,000	190,689
6.63%, 3/18/2025	397,000	472,192
6.63%, 1/15/2040 (b)	195,000	252,102
NBCUniversal Media LLC:
4.45%, 1/15/2043	585,000	692,418
5.95%, 4/1/2041	256,000	357,665
6.40%, 4/30/2040	100,000	145,164
TCI Communications, Inc.:
7.13%, 2/15/2028	107,000	140,629
7.88%, 2/15/2026	195,000	252,946
Thomson Reuters Corp. 5.85%, 4/15/2040	450,000	575,910
Time Warner Cable LLC:
4.50%, 9/15/2042	307,000	328,082
5.50%, 9/1/2041	313,500	374,353
5.88%, 11/15/2040	445,000	552,846
6.55%, 5/1/2037	369,000	485,567
6.75%, 6/15/2039	380,000	508,710
7.30%, 7/1/2038	619,000	864,607
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	64,000	68,923
4.38%, 8/16/2041	465,000	542,664
Series GMTN, 3.15%, 9/17/2025	110,000	119,024
Series GMTN, 4.13%, 6/1/2044 (b)	208,000	237,266
Series MTN, 1.85%, 7/30/2026	227,000	232,073
Series MTN, 2.35%, 12/1/2022	204,000	210,650
Series MTN, 2.95%, 6/15/2027 (b)	187,000	200,808
Series MTN, 3.70%, 12/1/2042	419,000	451,971
ViacomCBS, Inc.:
3.70%, 6/1/2028	475,000	514,696
3.88%, 4/1/2024	422,000	454,773
4.00%, 1/15/2026	276,000	303,851
4.20%, 6/1/2029	419,000	466,230
4.20%, 5/19/2032 (b)	292,000	326,450
4.38%, 3/15/2043	451,000	487,103

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 7/1/2042	$500,000	$573,960
4.90%, 8/15/2044	113,000	130,565
4.95%, 5/19/2050 (b)	500,000	587,090
5.25%, 4/1/2044	250,000	300,767
7.88%, 7/30/2030	359,000	500,536
Walt Disney Co.:
1.65%, 9/1/2022	230,000	234,232
1.75%, 8/30/2024	496,000	511,480
1.75%, 1/13/2026	704,000	719,439
2.00%, 9/1/2029	603,000	594,853
2.20%, 1/13/2028	294,000	300,009
2.65%, 1/13/2031	1,330,000	1,358,449
2.75%, 9/1/2049	400,000	365,616
3.00%, 9/15/2022	100,000	103,865
3.38%, 11/15/2026	330,000	361,106
3.50%, 5/13/2040	375,000	396,934
3.60%, 1/13/2051	208,000	221,239
3.70%, 9/15/2024	129,000	141,161
3.80%, 3/22/2030	470,000	523,434
3.80%, 5/13/2060	250,000	274,563
4.70%, 3/23/2050	500,000	626,945
4.75%, 9/15/2044	200,000	245,454
4.75%, 11/15/2046	25,000	30,953
5.40%, 10/1/2043	250,000	333,485
6.15%, 3/1/2037	200,000	271,008
6.20%, 12/15/2034	300,000	414,120
6.65%, 11/15/2037	154,000	225,305
		54,672,770
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp.:
2.50%, 1/15/2023	832,000	859,314
4.38%, 6/15/2045	160,000	181,253
Timken Co.:
3.88%, 9/1/2024	95,000	101,648
4.50%, 12/15/2028 (b)	370,000	397,939
Valmont Industries, Inc. 5.25%, 10/1/2054	111,000	122,501
		1,662,655
MINING — 0.1%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030 (b)	375,000	378,814
Barrick Gold Corp. 5.25%, 4/1/2042	180,000	222,628
Barrick North America Finance LLC:
5.70%, 5/30/2041	221,000	284,314
5.75%, 5/1/2043	355,000	468,000
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	163,000	214,788
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043	807,000	1,043,031
Security Description	Principal Amount	Value
Kinross Gold Corp. 5.95%, 3/15/2024	$143,000	$160,864
Newmont Corp.:
2.25%, 10/1/2030	597,000	581,526
5.45%, 6/9/2044	150,000	194,216
5.88%, 4/1/2035	130,000	170,548
6.25%, 10/1/2039	156,000	217,049
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	190,000	218,397
Rio Tinto Finance USA, Ltd.:
3.75%, 6/15/2025	884,000	969,845
7.13%, 7/15/2028	181,000	242,793
Southern Copper Corp.:
3.50%, 11/8/2022 (b)	185,000	193,321
5.25%, 11/8/2042	325,000	393,994
5.88%, 4/23/2045 (b)	151,000	198,545
6.75%, 4/16/2040	30,000	41,346
7.50%, 7/27/2035	590,000	838,750
Teck Resources, Ltd.:
6.00%, 8/15/2040	423,000	507,905
6.13%, 10/1/2035	235,000	287,497
6.25%, 7/15/2041	268,000	330,916
		8,159,087
MISCELLANEOUS MANUFACTURER — 0.3%
3M Co.:
1.75%, 2/14/2023 (b)	288,000	295,606
2.00%, 2/14/2025 (b)	142,000	147,521
2.88%, 10/15/2027	364,000	390,739
3.05%, 4/15/2030 (b)	495,000	527,739
3.25%, 8/26/2049	264,000	269,927
Series MTN, 2.00%, 6/26/2022	106,000	108,305
Series MTN, 3.00%, 8/7/2025	250,000	270,162
Series MTN, 3.25%, 2/14/2024 (b)	254,000	273,411
Series MTN, 3.38%, 3/1/2029	452,000	494,357
Series MTN, 3.63%, 9/14/2028	200,000	222,830
Carlisle Cos., Inc.:
2.75%, 3/1/2030	165,000	166,059
3.75%, 11/15/2022	100,000	104,265
Eaton Corp.:
3.10%, 9/15/2027	118,000	127,267
3.92%, 9/15/2047	50,000	54,726
4.00%, 11/2/2032	270,000	306,112
4.15%, 11/2/2042	392,000	442,862
General Electric Co.:
3.45%, 5/1/2027	1,474,000	1,600,779
3.63%, 5/1/2030 (b)	250,000	269,130
4.13%, 10/9/2042	175,000	188,447
4.35%, 5/1/2050	864,000	959,904
4.50%, 3/11/2044	230,000	257,943

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 6.15%, 8/7/2037	$283,000	$372,768
Series GMTN, 6.88%, 1/10/2039	367,000	515,811
Series MTN, 5.88%, 1/14/2038	556,000	719,403
Series MTNA, 6.75%, 3/15/2032	863,000	1,155,643
Illinois Tool Works, Inc.:
3.50%, 3/1/2024	225,000	243,189
3.90%, 9/1/2042	191,000	218,714
4.88%, 9/15/2041	100,000	126,880
Parker-Hannifin Corp.:
2.70%, 6/14/2024 (b)	200,000	212,158
3.25%, 3/1/2027	203,000	219,719
3.25%, 6/14/2029	139,000	148,526
Series MTN, 3.50%, 9/15/2022	175,000	182,646
Series MTN, 4.20%, 11/21/2034	295,000	334,919
Series MTN, 6.25%, 5/15/2038	200,000	272,772
Pentair Finance Sarl 4.50%, 7/1/2029	75,000	85,598
Textron, Inc.:
2.45%, 3/15/2031	155,000	150,488
3.65%, 3/15/2027	396,000	427,985
3.88%, 3/1/2025	55,000	59,474
3.90%, 9/17/2029	536,000	583,522
4.00%, 3/15/2026	50,000	54,788
Trane Technologies Global Holding Co., Ltd.:
3.75%, 8/21/2028 (b)	117,000	128,453
4.30%, 2/21/2048	70,000	78,955
5.75%, 6/15/2043	140,000	190,806
Trane Technologies Luxembourg Finance SA:
3.80%, 3/21/2029	141,000	154,998
4.50%, 3/21/2049	421,000	491,787
		14,608,093
OFFICE FURNISHINGS — 0.0% (a)
Steelcase, Inc. 5.13%, 1/18/2029	186,000	217,105
OIL & GAS — 1.3%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (b)	323,000	305,154
2.75%, 5/10/2023	536,000	562,039
2.77%, 11/10/2050	375,000	327,660
2.94%, 6/4/2051	370,000	330,255
3.00%, 2/24/2050	222,000	202,904
3.02%, 1/16/2027	264,000	282,066
3.12%, 5/4/2026	182,000	195,776
3.22%, 11/28/2023	175,000	186,820
Security Description	Principal Amount	Value
3.25%, 5/6/2022	$349,000	$360,171
3.38%, 2/8/2061	265,000	245,838
3.41%, 2/11/2026	853,000	929,343
3.59%, 4/14/2027	100,000	109,714
3.79%, 2/6/2024	197,000	213,749
4.23%, 11/6/2028	985,000	1,117,384
BP Capital Markets PLC:
3.28%, 9/19/2027	819,000	885,282
3.51%, 3/17/2025	616,000	672,382
3.54%, 11/4/2024	288,000	315,383
3.81%, 2/10/2024	272,000	296,445
3.99%, 9/26/2023	189,000	205,390
Burlington Resources LLC 5.95%, 10/15/2036	224,000	296,771
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025	265,000	268,212
2.95%, 1/15/2023 (b)	155,000	160,896
2.95%, 7/15/2030	200,000	199,998
3.85%, 6/1/2027	311,000	336,682
6.25%, 3/15/2038 (b)	190,000	241,167
6.45%, 6/30/2033	103,000	129,714
6.50%, 2/15/2037	225,000	285,174
6.75%, 2/1/2039	170,000	223,314
Series GMTN, 4.95%, 6/1/2047 (b)	350,000	405,601
Cenovus Energy, Inc. 6.75%, 11/15/2039	375,000	468,000
Chevron Corp.:
1.14%, 5/11/2023	55,000	55,957
1.55%, 5/11/2025	1,086,000	1,108,068
2.00%, 5/11/2027	155,000	158,698
2.24%, 5/11/2030	1,083,000	1,079,545
2.57%, 5/16/2023	279,000	291,153
2.90%, 3/3/2024	210,000	223,786
2.98%, 5/11/2040	120,000	119,202
3.08%, 5/11/2050	230,000	222,334
3.19%, 6/24/2023	432,000	456,192
3.33%, 11/17/2025	150,000	163,671
Chevron USA, Inc.:
0.33%, 8/12/2022 (b)	165,000	165,111
0.43%, 8/11/2023 (b)	75,000	75,139
0.69%, 8/12/2025 (b)	165,000	162,141
1.02%, 8/12/2027	489,000	470,516
2.34%, 8/12/2050	155,000	130,502
3.25%, 10/15/2029	310,000	333,699
3.85%, 1/15/2028	5,000	5,574
4.20%, 10/15/2049	125,000	143,253
4.95%, 8/15/2047	420,000	526,768
5.25%, 11/15/2043	515,000	670,731
6.00%, 3/1/2041	99,000	138,030
Cimarex Energy Co.:
3.90%, 5/15/2027	199,000	216,631
4.38%, 3/15/2029	400,000	443,308

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CNOOC Finance 2013, Ltd.:
2.88%, 9/30/2029	$240,000	$241,123
4.25%, 5/9/2043	235,000	249,922
CNOOC Finance 2015 Australia Pty, Ltd. 4.20%, 5/5/2045	150,000	158,751
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	400,000	425,428
CNOOC Finance, Ltd. 3.00%, 5/9/2023	870,000	904,008
CNOOC Nexen Finance 2014 ULC:
4.25%, 4/30/2024	135,000	147,097
4.88%, 4/30/2044	405,000	469,521
ConocoPhillips:
2.40%, 2/15/2031 (f)	234,000	230,539
3.75%, 10/1/2027 (f)	438,000	483,609
4.30%, 8/15/2028 (f)	200,000	226,578
4.85%, 8/15/2048 (f)	75,000	90,980
5.90%, 10/15/2032	247,000	322,231
5.90%, 5/15/2038	455,000	607,075
6.50%, 2/1/2039	687,000	981,489
ConocoPhillips Co.:
4.30%, 11/15/2044	267,000	304,289
4.95%, 3/15/2026 (b)	234,000	271,709
6.95%, 4/15/2029	541,000	720,352
Devon Energy Corp.:
4.75%, 5/15/2042	562,000	599,991
5.00%, 6/15/2045	165,000	180,588
5.60%, 7/15/2041	372,000	430,073
7.95%, 4/15/2032	100,000	135,871
Diamondback Energy, Inc.:
0.90%, 3/24/2023	80,000	80,047
2.88%, 12/1/2024	141,000	148,771
3.13%, 3/24/2031	120,000	119,866
3.25%, 12/1/2026	775,000	816,214
3.50%, 12/1/2029	297,000	308,687
4.40%, 3/24/2051	70,000	71,737
Ecopetrol SA:
4.13%, 1/16/2025	940,000	1,002,858
5.38%, 6/26/2026	206,000	230,174
5.88%, 5/28/2045	988,000	1,047,349
6.88%, 4/29/2030 (b)	347,000	421,463
Eni USA, Inc. 7.30%, 11/15/2027	316,000	411,470
EOG Resources, Inc.:
3.90%, 4/1/2035	580,000	624,335
4.15%, 1/15/2026	100,000	112,436
4.38%, 4/15/2030 (b)	250,000	287,435
Equinor ASA:
1.75%, 1/22/2026	390,000	399,356
2.38%, 5/22/2030	352,000	351,750
2.45%, 1/17/2023	393,000	407,737
3.13%, 4/6/2030	2,000	2,120
3.25%, 11/18/2049	472,000	462,801
Security Description	Principal Amount	Value
3.70%, 3/1/2024	$481,000	$523,362
3.95%, 5/15/2043	235,000	255,844
4.80%, 11/8/2043	365,000	444,296
Exxon Mobil Corp.:
1.90%, 8/16/2022	182,000	186,068
2.02%, 8/16/2024	350,000	365,148
2.28%, 8/16/2026 (b)	165,000	171,856
2.61%, 10/15/2030	2,395,000	2,438,373
2.71%, 3/6/2025	743,000	786,733
2.73%, 3/1/2023	436,000	454,002
3.04%, 3/1/2026 (b)	216,000	233,146
3.10%, 8/16/2049	214,000	202,307
3.18%, 3/15/2024	258,000	276,511
4.11%, 3/1/2046	441,000	486,511
4.33%, 3/19/2050	2,133,000	2,448,855
Hess Corp.:
5.60%, 2/15/2041	380,000	438,851
5.80%, 4/1/2047	127,000	150,901
6.00%, 1/15/2040	138,000	165,577
7.13%, 3/15/2033	495,000	637,902
7.30%, 8/15/2031	240,000	306,502
7.88%, 10/1/2029	100,000	129,805
HollyFrontier Corp.:
2.63%, 10/1/2023	150,000	154,536
4.50%, 10/1/2030	390,000	401,911
5.88%, 4/1/2026	261,000	295,776
Husky Energy, Inc.:
3.95%, 4/15/2022	153,000	156,533
4.40%, 4/15/2029	239,000	255,350
6.80%, 9/15/2037	197,000	240,015
Marathon Oil Corp.:
6.60%, 10/1/2037 (b)	665,000	823,888
6.80%, 3/15/2032	330,000	410,137
Marathon Petroleum Corp.:
3.80%, 4/1/2028	190,000	205,808
4.70%, 5/1/2025	434,000	487,898
4.75%, 12/15/2023	176,000	193,505
4.75%, 9/15/2044	370,000	410,249
5.00%, 9/15/2054	109,000	116,935
5.13%, 12/15/2026	67,000	78,099
6.50%, 3/1/2041	468,000	620,479
Nexen, Inc.:
6.40%, 5/15/2037	621,000	811,970
7.88%, 3/15/2032	277,000	389,847
Noble Energy, Inc. 6.00%, 3/1/2041	40,000	51,936
Petro-Canada 6.80%, 5/15/2038	240,000	327,497
Phillips 66:
0.90%, 2/15/2024	370,000	370,137
1.30%, 2/15/2026	40,000	39,598
2.15%, 12/15/2030 (b)	360,000	341,165
3.85%, 4/9/2025 (b)	440,000	481,897
3.90%, 3/15/2028	267,000	294,359
4.30%, 4/1/2022	332,000	344,470

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 11/15/2044	$421,000	$497,033
5.88%, 5/1/2042	332,000	427,510
Pioneer Natural Resources Co.:
0.75%, 1/15/2024	135,000	134,723
1.13%, 1/15/2026	115,000	113,068
1.90%, 8/15/2030	258,000	239,703
2.15%, 1/15/2031	90,000	84,955
4.45%, 1/15/2026 (b)	68,000	76,631
Shell International Finance B.V.:
0.38%, 9/15/2023	500,000	499,610
2.00%, 11/7/2024 (b)	411,000	428,628
2.38%, 8/21/2022	285,000	293,157
2.38%, 11/7/2029	384,000	386,784
2.50%, 9/12/2026	416,000	437,220
2.75%, 4/6/2030	210,000	217,073
2.88%, 5/10/2026	320,000	341,888
3.13%, 11/7/2049	368,000	354,424
3.25%, 5/11/2025	721,000	781,643
3.25%, 4/6/2050	920,000	904,765
3.40%, 8/12/2023	293,000	313,633
3.50%, 11/13/2023	515,000	554,542
3.63%, 8/21/2042	285,000	304,864
3.88%, 11/13/2028	334,000	373,182
4.00%, 5/10/2046	619,000	688,613
4.13%, 5/11/2035	346,000	394,596
4.38%, 5/11/2045	885,000	1,033,618
4.55%, 8/12/2043	200,000	237,776
6.38%, 12/15/2038	308,000	443,378
Suncor Energy, Inc.:
2.80%, 5/15/2023	330,000	344,804
3.10%, 5/15/2025	130,000	138,823
3.60%, 12/1/2024	296,000	322,122
3.75%, 3/4/2051	145,000	141,266
4.00%, 11/15/2047	731,000	747,192
7.15%, 2/1/2032	200,000	270,488
Total Capital International SA:
2.43%, 1/10/2025	304,000	318,489
2.70%, 1/25/2023	126,000	131,497
2.83%, 1/10/2030	267,000	277,923
2.99%, 6/29/2041	300,000	288,147
3.13%, 5/29/2050	517,000	489,108
3.39%, 6/29/2060	250,000	240,537
3.46%, 2/19/2029	443,000	483,056
3.46%, 7/12/2049	195,000	195,538
3.70%, 1/15/2024	315,000	342,490
3.75%, 4/10/2024	623,000	683,269
Total Capital SA 3.88%, 10/11/2028 (b)	212,000	238,979
Valero Energy Corp.:
1.20%, 3/15/2024	280,000	280,938
2.15%, 9/15/2027	265,000	260,275
2.85%, 4/15/2025	294,000	307,218
3.65%, 3/15/2025	54,000	58,052
Security Description	Principal Amount	Value
4.90%, 3/15/2045 (b)	$155,000	$173,628
6.63%, 6/15/2037	317,000	411,976
7.50%, 4/15/2032	771,000	1,036,563
		71,759,063
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
3.14%, 11/7/2029	290,000	303,787
3.34%, 12/15/2027	46,000	49,217
4.08%, 12/15/2047	323,500	344,899
4.49%, 5/1/2030	645,000	737,603
Halliburton Co.:
2.92%, 3/1/2030 (b)	204,000	203,667
3.50%, 8/1/2023 (b)	152,000	161,204
5.00%, 11/15/2045	494,000	548,587
6.70%, 9/15/2038	380,000	496,915
7.45%, 9/15/2039	360,000	503,626
NOV, Inc. 3.60%, 12/1/2029 (b)	530,000	533,243
Schlumberger Finance Canada, Ltd. 1.40%, 9/17/2025	240,000	240,324
Schlumberger Investment SA 3.65%, 12/1/2023	409,000	438,926
		4,561,998
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 4.50%, 5/15/2028 (b)	125,000	142,636
Amcor Flexibles North America, Inc. 2.63%, 6/19/2030	244,000	243,461
Berry Global, Inc.:
0.95%, 2/15/2024 (f)	400,000	398,052
1.57%, 1/15/2026 (f)	515,000	506,992
Packaging Corp. of America:
3.00%, 12/15/2029	100,000	104,316
3.40%, 12/15/2027	172,000	187,592
4.05%, 12/15/2049	65,000	72,448
4.50%, 11/1/2023	135,000	147,115
Sonoco Products Co. 5.75%, 11/1/2040	105,000	129,633
WestRock RKT LLC 4.00%, 3/1/2023	100,000	105,409
WRKCo, Inc.:
3.00%, 9/15/2024	779,000	830,913
3.00%, 6/15/2033	310,000	315,239
3.38%, 9/15/2027	643,000	696,729
3.90%, 6/1/2028	348,000	383,426
4.00%, 3/15/2028 (b)	178,000	197,489
4.20%, 6/1/2032	60,000	67,451
		4,528,901

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
PHARMACEUTICALS — 1.7%
AbbVie, Inc.:
2.30%, 11/21/2022	$897,000	$922,627
2.60%, 11/21/2024	395,000	416,761
2.90%, 11/6/2022	738,000	765,557
2.95%, 11/21/2026	572,000	608,905
3.20%, 11/21/2029	1,394,000	1,479,954
3.25%, 10/1/2022	563,000	581,939
3.60%, 5/14/2025	701,000	763,298
3.75%, 11/14/2023	508,000	547,309
3.80%, 3/15/2025	686,000	750,258
3.85%, 6/15/2024	566,000	615,191
4.05%, 11/21/2039	755,000	841,644
4.25%, 11/14/2028	419,000	477,719
4.25%, 11/21/2049	1,260,000	1,426,270
4.40%, 11/6/2042	599,000	694,457
4.50%, 5/14/2035	753,000	876,484
4.55%, 3/15/2035	1,180,000	1,374,806
4.70%, 5/14/2045	362,000	428,912
4.75%, 3/15/2045	574,000	684,903
4.85%, 6/15/2044	300,000	363,918
4.88%, 11/14/2048	45,000	55,018
AmerisourceBergen Corp.:
0.74%, 3/15/2023	105,000	105,092
2.70%, 3/15/2031	200,000	199,480
2.80%, 5/15/2030	100,000	102,055
3.45%, 12/15/2027	218,000	237,587
4.30%, 12/15/2047	395,500	439,713
AstraZeneca PLC:
0.70%, 4/8/2026	250,000	240,733
1.38%, 8/6/2030	500,000	457,980
2.13%, 8/6/2050 (b)	115,000	92,553
2.38%, 6/12/2022	488,000	498,638
3.38%, 11/16/2025	396,000	431,331
3.50%, 8/17/2023	163,000	173,813
4.00%, 9/18/2042	212,000	236,849
4.38%, 11/16/2045	230,000	267,789
4.38%, 8/17/2048	130,000	153,134
6.45%, 9/15/2037	689,000	982,259
Becton Dickinson and Co.:
1.96%, 2/11/2031	175,000	166,010
2.89%, 6/6/2022	679,000	696,668
3.36%, 6/6/2024	499,000	535,018
3.70%, 6/6/2027	840,000	925,848
4.67%, 6/6/2047	266,000	317,886
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	336,000	336,124
0.75%, 11/13/2025	500,000	491,815
1.13%, 11/13/2027 (b)	250,000	241,303
1.45%, 11/13/2030 (b)	153,000	142,891
2.35%, 11/13/2040	160,000	145,504
2.55%, 11/13/2050	145,000	129,079
2.60%, 5/16/2022	517,000	530,339
2.75%, 2/15/2023	489,000	510,056
Security Description	Principal Amount	Value
2.90%, 7/26/2024	$435,000	$464,584
3.20%, 6/15/2026	608,000	662,167
3.25%, 8/15/2022	222,000	230,805
3.25%, 2/20/2023	96,000	100,881
3.25%, 2/27/2027	301,000	328,821
3.25%, 8/1/2042	559,000	579,510
3.40%, 7/26/2029	842,000	919,767
3.45%, 11/15/2027	555,000	610,955
3.55%, 8/15/2022	517,000	539,448
3.90%, 2/20/2028	298,000	334,559
4.13%, 6/15/2039	621,000	722,552
4.25%, 10/26/2049	343,000	404,037
4.35%, 11/15/2047	141,000	167,608
4.50%, 3/1/2044	104,000	126,135
4.55%, 2/20/2048	250,000	305,295
5.00%, 8/15/2045	384,000	493,436
Cardinal Health, Inc.:
2.62%, 6/15/2022	345,000	353,159
3.08%, 6/15/2024	316,000	336,154
4.37%, 6/15/2047	250,000	272,015
4.90%, 9/15/2045	123,000	142,519
Cigna Corp.:
0.61%, 3/15/2024	100,000	99,631
1.25%, 3/15/2026	335,000	330,655
2.38%, 3/15/2031	180,000	177,134
3.00%, 7/15/2023	215,000	225,980
3.05%, 11/30/2022	315,000	327,071
3.05%, 10/15/2027	555,000	593,079
3.20%, 3/15/2040	190,000	190,445
3.40%, 3/1/2027	372,000	404,063
3.40%, 3/15/2051	120,000	118,130
3.88%, 10/15/2047	140,000	149,818
4.13%, 11/15/2025	752,000	838,909
4.38%, 10/15/2028	724,000	828,669
4.50%, 2/25/2026	145,000	164,720
4.80%, 8/15/2038	423,000	507,663
4.80%, 7/15/2046	240,000	287,674
4.90%, 12/15/2048	345,000	422,708
6.13%, 11/15/2041	335,000	454,679
CVS Health Corp.:
1.30%, 8/21/2027	600,000	577,608
1.75%, 8/21/2030	300,000	280,191
1.88%, 2/28/2031	185,000	173,998
2.63%, 8/15/2024	655,000	691,071
2.70%, 8/21/2040	135,000	124,000
2.88%, 6/1/2026	914,000	971,957
3.00%, 8/15/2026	260,000	277,789
3.25%, 8/15/2029	478,000	505,906
3.38%, 8/12/2024	326,000	350,831
3.75%, 4/1/2030	1,410,000	1,538,324
3.88%, 7/20/2025	681,000	752,655
4.10%, 3/25/2025	358,000	397,144
4.13%, 4/1/2040	350,000	385,819
4.30%, 3/25/2028	1,173,000	1,331,496
4.78%, 3/25/2038	1,281,000	1,512,643

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.05%, 3/25/2048	$1,578,000	$1,937,042
5.30%, 12/5/2043	865,000	1,081,241
Eli Lilly & Co.:
2.25%, 5/15/2050 (b)	500,000	423,385
2.50%, 9/15/2060	450,000	382,293
2.75%, 6/1/2025	179,000	190,716
3.38%, 3/15/2029	236,000	259,808
3.95%, 5/15/2047	300,000	336,975
3.95%, 3/15/2049	206,000	234,243
4.15%, 3/15/2059	351,000	415,942
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	265,000	265,490
2.85%, 5/8/2022	179,000	183,910
2.88%, 6/1/2022	563,000	578,589
3.00%, 6/1/2024	408,000	436,409
3.38%, 6/1/2029 (b)	355,000	388,136
GlaxoSmithKline Capital, Inc.:
3.38%, 5/15/2023	217,000	230,565
3.63%, 5/15/2025 (b)	371,000	407,595
4.20%, 3/18/2043	391,000	465,071
5.38%, 4/15/2034	480,000	635,702
6.38%, 5/15/2038	433,000	637,086
Johnson & Johnson:
0.55%, 9/1/2025 (b)	290,000	285,760
0.95%, 9/1/2027	365,000	353,616
1.30%, 9/1/2030 (b)	419,000	393,097
2.10%, 9/1/2040	335,000	305,121
2.25%, 9/1/2050	490,000	435,826
2.45%, 3/1/2026	442,000	469,360
2.45%, 9/1/2060 (b)	335,000	295,041
2.63%, 1/15/2025	367,000	391,101
2.90%, 1/15/2028	806,000	870,754
2.95%, 3/3/2027	365,000	397,580
3.63%, 3/3/2037	492,000	555,729
3.70%, 3/1/2046	691,000	780,526
4.38%, 12/5/2033	279,000	340,391
4.50%, 12/5/2043	152,000	190,775
4.85%, 5/15/2041 (b)	100,000	128,431
4.95%, 5/15/2033	144,000	183,904
McKesson Corp.:
0.90%, 12/3/2025	360,000	352,253
2.85%, 3/15/2023	59,000	61,227
3.80%, 3/15/2024	680,000	737,990
4.75%, 5/30/2029	74,000	86,707
Mead Johnson Nutrition Co. 5.90%, 11/1/2039	500,000	685,950
Merck & Co., Inc.:
0.75%, 2/24/2026 (b)	230,000	226,350
1.45%, 6/24/2030	210,000	198,807
2.35%, 6/24/2040	309,000	287,457
2.45%, 6/24/2050 (b)	200,000	177,066
2.80%, 5/18/2023	415,000	436,953
2.90%, 3/7/2024	136,000	145,456
3.40%, 3/7/2029	338,000	372,807
3.60%, 9/15/2042	185,000	203,367
Security Description	Principal Amount	Value
3.70%, 2/10/2045	$708,000	$778,404
3.90%, 3/7/2039	306,000	348,384
4.00%, 3/7/2049	380,000	438,098
4.15%, 5/18/2043	370,000	434,920
6.50%, 12/1/2033	176,000	252,747
6.55%, 9/15/2037	200,000	295,124
Mylan, Inc.:
4.55%, 4/15/2028	148,000	167,438
5.20%, 4/15/2048	104,000	121,626
5.40%, 11/29/2043	410,000	483,759
Novartis Capital Corp.:
1.75%, 2/14/2025	348,000	358,182
2.00%, 2/14/2027 (b)	598,000	616,131
2.20%, 8/14/2030	235,000	236,448
2.40%, 5/17/2022	344,000	351,454
2.40%, 9/21/2022	230,000	237,378
2.75%, 8/14/2050	165,000	156,869
3.00%, 11/20/2025	144,000	155,416
3.40%, 5/6/2024	534,000	578,642
4.00%, 11/20/2045	138,000	159,591
4.40%, 5/6/2044	604,000	737,858
Perrigo Finance Unlimited Co.:
3.15%, 6/15/2030 (b)	435,000	426,143
3.90%, 12/15/2024	195,000	207,667
4.90%, 12/15/2044	315,000	309,935
Pfizer, Inc.:
0.80%, 5/28/2025 (b)	225,000	223,511
1.70%, 5/28/2030 (b)	900,000	866,754
2.55%, 5/28/2040	215,000	205,353
2.75%, 6/3/2026	262,000	281,726
2.95%, 3/15/2024 (b)	100,000	107,461
3.00%, 12/15/2026	146,000	159,003
3.20%, 9/15/2023	175,000	186,772
3.40%, 5/15/2024	141,000	152,938
3.45%, 3/15/2029	200,000	219,504
3.90%, 3/15/2039	763,000	868,294
4.00%, 12/15/2036	610,000	699,255
4.00%, 3/15/2049	200,000	231,086
4.10%, 9/15/2038	277,000	322,278
4.13%, 12/15/2046	325,000	380,721
4.20%, 9/15/2048	185,000	218,800
4.30%, 6/15/2043	160,000	188,410
4.40%, 5/15/2044	256,000	307,945
5.60%, 9/15/2040	85,000	115,722
7.20%, 3/15/2039	686,000	1,076,238
Pharmacia LLC 6.60%, 12/1/2028	180,000	237,530
Sanofi 3.38%, 6/19/2023	425,000	453,109
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/2023	564,000	593,063
3.20%, 9/23/2026	682,000	733,709

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	$200,000	$192,424
3.03%, 7/9/2040	340,000	328,974
3.18%, 7/9/2050	276,000	261,411
3.38%, 7/9/2060	200,000	191,548
4.40%, 11/26/2023	1,063,000	1,162,050
5.00%, 11/26/2028	400,000	472,752
Upjohn, Inc. 2.30%, 6/22/2027 (f)	225,000	226,962
Utah Acquisition Sub, Inc.:
3.95%, 6/15/2026	851,000	938,193
5.25%, 6/15/2046	514,000	605,071
Viatris, Inc.:
1.13%, 6/22/2022 (f)	295,000	296,693
1.65%, 6/22/2025 (f)	180,000	180,675
2.70%, 6/22/2030 (f)	155,000	153,045
3.85%, 6/22/2040 (f)	193,000	197,740
4.00%, 6/22/2050 (f)	215,000	219,410
Wyeth LLC:
5.95%, 4/1/2037	551,000	766,909
6.00%, 2/15/2036	229,000	315,915
6.45%, 2/1/2024	110,000	127,986
Zoetis, Inc.:
2.00%, 5/15/2030	246,000	236,568
3.00%, 9/12/2027	169,000	180,607
3.00%, 5/15/2050	130,000	124,079
3.90%, 8/20/2028	163,000	181,271
3.95%, 9/12/2047	102,000	112,804
4.50%, 11/13/2025	483,000	547,679
4.70%, 2/1/2043	149,000	180,293
		93,272,399
PIPELINES — 1.0%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	5,000	4,808
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	99,000	102,661
3.40%, 2/15/2031	105,000	105,707
4.45%, 7/15/2027	193,000	213,678
5.95%, 6/1/2026	85,000	98,874
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	380,000	401,611
5.88%, 3/31/2025	235,000	267,909
7.00%, 6/30/2024	565,000	650,411
Columbia Pipeline Group, Inc.:
4.50%, 6/1/2025	214,000	240,121
5.80%, 6/1/2045	73,000	90,596
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	165,000	175,773
4.15%, 9/15/2029	297,000	308,482
Security Description	Principal Amount	Value
4.40%, 3/15/2027	$418,000	$452,456
5.00%, 5/15/2044	100,000	99,228
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	163,000	194,474
5.88%, 10/15/2025	320,000	376,621
Series B, 7.50%, 4/15/2038	130,000	179,119
Enbridge, Inc.:
2.50%, 1/15/2025	150,000	156,192
2.90%, 7/15/2022	105,000	107,959
3.13%, 11/15/2029 (b)	533,000	554,784
3.70%, 7/15/2027	221,000	240,552
4.00%, 10/1/2023	300,000	321,684
4.25%, 12/1/2026	322,000	359,825
Energy Transfer Operating L.P.:
2.90%, 5/15/2025	280,000	291,794
3.60%, 2/1/2023	115,000	119,792
3.75%, 5/15/2030	180,000	185,810
4.05%, 3/15/2025	207,000	223,452
4.20%, 4/15/2027	187,000	204,039
4.50%, 4/15/2024	406,000	442,447
4.75%, 1/15/2026	603,000	669,631
5.00%, 5/15/2050	397,000	411,491
5.15%, 2/1/2043	181,000	184,564
5.15%, 3/15/2045	307,000	316,968
5.30%, 4/15/2047	245,000	256,647
5.50%, 6/1/2027	178,000	205,328
5.95%, 10/1/2043	180,000	199,787
6.05%, 6/1/2041	120,000	136,351
6.50%, 2/1/2042	193,000	230,222
7.50%, 7/1/2038	375,000	492,510
Series 20Y, 5.80%, 6/15/2038	115,000	130,335
Energy Transfer Partners L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	315,000	339,205
5.00%, 10/1/2022	237,000	249,032
Enterprise Products Operating LLC:
2.80%, 1/31/2030 (b)	105,000	108,368
3.13%, 7/31/2029	350,000	369,607
3.20%, 2/15/2052	235,000	214,214
3.70%, 2/15/2026	301,000	330,417
3.70%, 1/31/2051	150,000	148,119
3.75%, 2/15/2025	195,000	213,379
3.95%, 2/15/2027	141,000	157,360
3.95%, 1/31/2060	275,000	275,396
4.15%, 10/16/2028	347,000	392,079
4.20%, 1/31/2050	480,000	511,627
4.45%, 2/15/2043	430,000	476,655
4.85%, 3/15/2044	263,000	304,070
4.90%, 5/15/2046	194,000	225,624
4.95%, 10/15/2054	114,000	130,996

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 2/1/2041	$326,000	$422,698
7.55%, 4/15/2038	15,000	21,965
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (c)	720,000	717,955
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (c)	735,000	691,723
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	664,000	667,838
Kinder Morgan Energy Partners L.P.:
3.95%, 9/1/2022	235,000	244,513
4.15%, 2/1/2024	225,000	244,271
4.25%, 9/1/2024	425,000	467,865
4.30%, 5/1/2024	300,000	328,476
5.00%, 3/1/2043	170,000	191,374
5.50%, 3/1/2044	475,000	560,813
5.63%, 9/1/2041	100,000	117,655
5.80%, 3/15/2035	241,000	294,668
6.38%, 3/1/2041	613,000	782,501
6.50%, 9/1/2039	183,000	238,184
7.50%, 11/15/2040	100,000	137,642
Kinder Morgan, Inc.:
2.00%, 2/15/2031 (b)	610,000	565,903
3.25%, 8/1/2050 (b)	90,000	79,799
3.60%, 2/15/2051	250,000	233,198
4.30%, 6/1/2025	892,000	996,632
4.30%, 3/1/2028	473,000	529,419
5.20%, 3/1/2048	197,000	228,266
5.55%, 6/1/2045	495,000	592,564
Magellan Midstream Partners L.P.:
3.25%, 6/1/2030	125,000	130,913
3.95%, 3/1/2050 (b)	260,000	256,552
4.20%, 10/3/2047	178,000	180,020
4.25%, 9/15/2046	135,000	138,173
4.85%, 2/1/2049	200,000	222,678
5.00%, 3/1/2026	63,000	72,390
MPLX L.P.:
1.75%, 3/1/2026	175,000	174,850
2.65%, 8/15/2030	366,000	358,918
3.38%, 3/15/2023	351,000	368,466
3.50%, 12/1/2022	312,000	325,950
4.00%, 2/15/2025	100,000	109,089
4.00%, 3/15/2028	427,000	471,639
4.25%, 12/1/2027	135,000	151,330
4.50%, 4/15/2038	410,000	447,863
4.70%, 4/15/2048	468,000	505,866
4.88%, 12/1/2024	100,000	112,274
4.88%, 6/1/2025	216,000	243,227
4.90%, 4/15/2058	159,000	171,906
5.20%, 3/1/2047 (b)	350,000	400,341
5.20%, 12/1/2047	200,000	226,036
5.50%, 2/15/2049	513,000	611,378
Security Description	Principal Amount	Value
ONEOK Partners L.P.:
6.13%, 2/1/2041	$360,000	$424,706
6.85%, 10/15/2037	200,000	254,796
ONEOK, Inc.:
2.20%, 9/15/2025	200,000	203,614
2.75%, 9/1/2024	185,000	194,191
3.10%, 3/15/2030	395,000	397,548
4.00%, 7/13/2027	189,000	205,042
4.35%, 3/15/2029	491,000	535,323
4.45%, 9/1/2049	80,000	80,082
4.50%, 3/15/2050	325,000	329,891
4.55%, 7/15/2028	393,000	434,634
5.85%, 1/15/2026	145,000	169,869
6.00%, 6/15/2035	131,000	154,697
6.35%, 1/15/2031	165,000	207,012
7.15%, 1/15/2051	105,000	140,552
Phillips 66 Partners L.P.:
3.15%, 12/15/2029	248,000	252,243
3.55%, 10/1/2026	291,000	311,809
3.75%, 3/1/2028	251,000	268,959
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	305,000	313,119
3.55%, 12/15/2029	425,000	424,953
3.80%, 9/15/2030	228,000	232,266
3.85%, 10/15/2023	125,000	132,379
4.30%, 1/31/2043	175,000	160,276
4.65%, 10/15/2025	405,000	444,564
4.90%, 2/15/2045	200,000	195,232
5.15%, 6/1/2042	165,000	167,513
6.65%, 1/15/2037	225,000	263,457
Sabine Pass Liquefaction LLC:
5.00%, 3/15/2027	603,000	687,414
5.63%, 4/15/2023	384,000	416,556
5.63%, 3/1/2025	694,000	794,068
5.75%, 5/15/2024	642,000	725,402
5.88%, 6/30/2026	321,000	376,488
4.50%, 5/15/2030	115,000	129,059
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	263,000	283,072
5.95%, 9/25/2043	200,000	248,356
Sunoco Logistics Partners Operations L.P.:
3.90%, 7/15/2026	130,000	139,712
4.00%, 10/1/2027	128,000	137,573
4.25%, 4/1/2024	100,000	108,055
4.95%, 1/15/2043	140,000	142,792
5.35%, 5/15/2045	1,615,000	1,697,866
5.40%, 10/1/2047	457,000	488,958
6.10%, 2/15/2042	214,000	239,393
TC PipeLines L.P.:
3.90%, 5/25/2027 (b)	322,000	349,705
4.38%, 3/13/2025 (b)	85,000	94,087

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	$125,000	$168,139
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	466,000	479,230
4.63%, 3/1/2034	223,000	251,256
4.75%, 5/15/2038	150,000	172,034
4.88%, 1/15/2026	179,000	205,245
5.00%, 10/16/2043	400,000	474,980
5.10%, 3/15/2049	191,000	234,930
5.85%, 3/15/2036	89,000	111,385
6.10%, 6/1/2040	150,000	197,300
7.25%, 8/15/2038	420,000	605,905
7.63%, 1/15/2039 (b)	556,000	835,073
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	200,000	210,096
3.95%, 5/15/2050	130,000	133,838
4.00%, 3/15/2028	274,000	304,699
7.85%, 2/1/2026	422,000	535,265
Valero Energy Partners L.P.:
4.38%, 12/15/2026	151,000	169,162
4.50%, 3/15/2028	100,000	110,870
Williams Cos., Inc.:
2.60%, 3/15/2031	335,000	327,586
3.35%, 8/15/2022	115,000	118,442
3.50%, 11/15/2030 (b)	350,000	371,242
3.70%, 1/15/2023	123,000	128,695
3.90%, 1/15/2025	69,000	74,784
4.00%, 9/15/2025	236,000	259,034
4.30%, 3/4/2024	273,000	297,919
4.55%, 6/24/2024	259,000	285,540
4.85%, 3/1/2048	258,000	287,397
4.90%, 1/15/2045	208,000	230,595
5.10%, 9/15/2045	715,000	823,608
5.75%, 6/24/2044	215,000	262,229
6.30%, 4/15/2040	512,000	660,234
		53,170,617
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 2.50%, 4/1/2031	250,000	242,315
REAL ESTATE INVESTMENT TRUSTS — 1.1%
Agree L.P. 2.90%, 10/1/2030	165,000	166,551
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	260,000	235,781
2.00%, 5/18/2032	125,000	116,165
3.00%, 5/18/2051	250,000	227,593
3.45%, 4/30/2025	197,000	213,794
3.95%, 1/15/2027	65,000	72,697
4.00%, 2/1/2050	239,000	255,673
4.50%, 7/30/2029	265,000	304,257
Security Description	Principal Amount	Value
4.70%, 7/1/2030	$185,000	$215,281
4.85%, 4/15/2049	175,000	208,311
4.90%, 12/15/2030	298,000	353,857
American Assets Trust L.P. 3.38%, 2/1/2031	75,000	74,135
American Campus Communities Operating Partnership L.P.:
2.85%, 2/1/2030	150,000	150,164
3.30%, 7/15/2026	316,000	339,283
3.75%, 4/15/2023	100,000	105,700
3.88%, 1/30/2031	80,000	86,177
American Tower Corp.:
0.60%, 1/15/2024	130,000	129,705
1.30%, 9/15/2025 (b)	50,000	49,803
1.50%, 1/31/2028	100,000	95,496
1.60%, 4/15/2026 (b)	100,000	100,170
1.88%, 10/15/2030	510,000	477,074
2.10%, 6/15/2030	75,000	71,661
2.40%, 3/15/2025	200,000	208,528
2.70%, 4/15/2031	100,000	100,316
2.75%, 1/15/2027	181,000	189,102
2.90%, 1/15/2030	95,000	96,972
2.95%, 1/15/2025	186,000	197,577
2.95%, 1/15/2051	100,000	88,752
3.00%, 6/15/2023	460,000	484,242
3.13%, 1/15/2027	115,000	122,577
3.38%, 5/15/2024	162,000	173,692
3.50%, 1/31/2023	180,000	189,495
3.70%, 10/15/2049	235,000	237,644
3.95%, 3/15/2029	597,000	656,694
4.00%, 6/1/2025	187,000	206,033
4.40%, 2/15/2026	595,000	670,285
5.00%, 2/15/2024	208,000	232,086
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 5/11/2026	393,000	420,255
Series GMTN, 3.45%, 6/1/2025	100,000	108,637
Series GMTN, 3.50%, 11/15/2024	164,000	178,609
Series MTN, 2.45%, 1/15/2031 (b)	125,000	124,580
Series MTN, 3.20%, 1/15/2028 (b)	419,000	444,236
Series MTN, 3.30%, 6/1/2029	115,000	122,567
Series MTN, 3.35%, 5/15/2027	126,000	136,948
Series MTN, 4.15%, 7/1/2047	550,000	624,030
Boston Properties L.P.:
2.55%, 4/1/2032	150,000	143,700
2.75%, 10/1/2026	45,000	47,394
3.25%, 1/30/2031	223,000	230,892
3.40%, 6/21/2029	657,000	692,977

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 2/1/2026	$567,000	$619,232
4.50%, 12/1/2028	414,000	470,706
Brandywine Operating Partnership L.P.:
4.10%, 10/1/2024	211,000	225,236
4.55%, 10/1/2029	163,000	172,881
Brixmor Operating Partnership L.P.:
2.25%, 4/1/2028	50,000	49,058
3.90%, 3/15/2027	88,000	95,777
4.05%, 7/1/2030	550,000	593,675
4.13%, 6/15/2026	186,000	206,088
4.13%, 5/15/2029	150,000	162,489
Camden Property Trust:
3.15%, 7/1/2029	201,000	212,228
3.35%, 11/1/2049	425,000	436,449
Corporate Office Properties L.P.:
2.25%, 3/15/2026	180,000	183,229
2.75%, 4/15/2031	100,000	96,682
5.00%, 7/1/2025	277,000	311,705
Crown Castle International Corp.:
1.05%, 7/15/2026	250,000	241,957
2.10%, 4/1/2031	250,000	236,010
2.25%, 1/15/2031 (b)	70,000	67,087
2.90%, 4/1/2041	250,000	229,915
3.15%, 7/15/2023	135,000	142,584
3.20%, 9/1/2024	180,000	193,068
3.65%, 9/1/2027	341,000	372,785
3.70%, 6/15/2026	266,000	290,637
3.80%, 2/15/2028	522,000	569,022
4.00%, 3/1/2027	112,000	123,928
4.00%, 11/15/2049	688,000	716,174
4.45%, 2/15/2026	388,000	437,132
4.75%, 5/15/2047	218,000	249,111
5.20%, 2/15/2049	133,000	161,808
REIT, 1.35%, 7/15/2025	65,000	64,828
CubeSmart L.P.:
2.00%, 2/15/2031	175,000	163,795
3.00%, 2/15/2030	450,000	457,708
4.38%, 12/15/2023	65,000	70,736
CyrusOne L.P./CyrusOne Finance Corp.:
2.15%, 11/1/2030	215,000	198,869
2.90%, 11/15/2024	123,000	129,937
3.45%, 11/15/2029	145,000	149,108
Digital Realty Trust L.P.:
3.60%, 7/1/2029	273,000	294,736
3.70%, 8/15/2027	208,000	228,850
4.45%, 7/15/2028	225,000	254,403
Duke Realty L.P.:
1.75%, 7/1/2030	100,000	93,365
1.75%, 2/1/2031	175,000	162,773
3.25%, 6/30/2026	247,000	267,296
3.38%, 12/15/2027	176,000	191,935
Security Description	Principal Amount	Value
3.75%, 12/1/2024	$75,000	$81,994
Equinix, Inc.:
1.00%, 9/15/2025	250,000	245,175
1.25%, 7/15/2025	161,000	159,685
1.55%, 3/15/2028 (b)	125,000	119,601
1.80%, 7/15/2027	105,000	103,207
2.15%, 7/15/2030	150,000	142,445
2.63%, 11/18/2024	228,000	240,225
2.90%, 11/18/2026	186,000	196,340
2.95%, 9/15/2051	200,000	175,168
3.00%, 7/15/2050	105,000	92,573
3.20%, 11/18/2029	127,000	131,599
5.38%, 5/15/2027	535,000	574,643
ERP Operating L.P.:
2.50%, 2/15/2030 (b)	100,000	100,255
2.85%, 11/1/2026	190,000	202,141
3.00%, 4/15/2023	103,000	107,606
3.00%, 7/1/2029	137,000	142,613
3.38%, 6/1/2025	175,000	189,238
4.00%, 8/1/2047	100,000	109,645
4.15%, 12/1/2028	254,000	285,105
4.50%, 6/1/2045	160,000	186,386
Essex Portfolio L.P.:
1.65%, 1/15/2031	250,000	227,800
1.70%, 3/1/2028	210,000	202,459
2.65%, 3/15/2032	185,000	182,010
2.65%, 9/1/2050 (b)	125,000	104,271
3.00%, 1/15/2030	127,000	130,049
3.50%, 4/1/2025	100,000	107,958
3.63%, 5/1/2027	100,000	109,028
4.00%, 3/1/2029	121,000	133,715
Federal Realty Investment Trust:
1.25%, 2/15/2026	100,000	98,713
3.20%, 6/15/2029	200,000	206,718
3.25%, 7/15/2027	122,000	129,527
3.50%, 6/1/2030	330,000	347,454
3.95%, 1/15/2024	95,000	102,656
4.50%, 12/1/2044	375,000	415,710
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	355,000	375,686
4.00%, 1/15/2030	307,000	320,250
4.00%, 1/15/2031	384,000	397,094
5.25%, 6/1/2025	282,000	315,998
5.38%, 11/1/2023	244,000	266,814
5.75%, 6/1/2028	134,000	154,781
Healthcare Realty Trust, Inc.:
2.05%, 3/15/2031	215,000	202,046
3.63%, 1/15/2028 (b)	258,000	277,242
Healthcare Trust of America Holdings L.P.:
2.00%, 3/15/2031	425,000	396,244
3.10%, 2/15/2030	100,000	102,997

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Healthpeak Properties, Inc.:
2.88%, 1/15/2031	$100,000	$101,288
3.00%, 1/15/2030	491,000	505,823
3.50%, 7/15/2029	133,000	142,778
4.00%, 6/1/2025	130,000	143,525
6.75%, 2/1/2041	245,000	335,804
Highwoods Realty L.P.:
3.05%, 2/15/2030	100,000	100,795
3.88%, 3/1/2027	60,000	64,903
4.13%, 3/15/2028	175,000	189,919
4.20%, 4/15/2029	75,000	81,758
Host Hotels & Resorts L.P.:
Series E, 4.00%, 6/15/2025 (b)	84,000	89,418
Series F, 4.50%, 2/1/2026	30,000	32,478
Series H, 3.38%, 12/15/2029	374,000	371,356
Series I, 3.50%, 9/15/2030 (b)	185,000	185,734
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	100,000	100,564
4.65%, 4/1/2029	161,000	179,729
Kilroy Realty L.P.:
2.50%, 11/15/2032	390,000	366,038
3.05%, 2/15/2030	125,000	126,018
Kimco Realty Corp.:
1.90%, 3/1/2028	50,000	48,866
2.70%, 10/1/2030	200,000	200,154
3.30%, 2/1/2025	324,000	347,007
3.70%, 10/1/2049 (b)	254,000	254,676
3.80%, 4/1/2027 (b)	183,000	201,205
4.45%, 9/1/2047	125,000	138,248
Kite Realty Group L.P. 4.00%, 10/1/2026	30,000	31,352
Lexington Realty Trust 2.70%, 9/15/2030	100,000	97,571
Life Storage L.P.:
3.50%, 7/1/2026	57,000	61,916
3.88%, 12/15/2027	116,000	128,311
4.00%, 6/15/2029	61,000	66,007
Mid-America Apartments L.P.:
1.70%, 2/15/2031	220,000	202,270
2.75%, 3/15/2030	125,000	126,665
3.60%, 6/1/2027	140,000	152,698
3.95%, 3/15/2029	245,000	270,723
National Health Investors, Inc. 3.00%, 2/1/2031	115,000	108,089
National Retail Properties, Inc.:
3.10%, 4/15/2050	215,000	195,042
3.50%, 10/15/2027	334,000	359,300
3.50%, 4/15/2051	115,000	113,128
4.00%, 11/15/2025	149,000	163,712
4.80%, 10/15/2048	275,000	322,765
Security Description	Principal Amount	Value
Office Properties Income Trust:
4.25%, 5/15/2024	$129,000	$135,633
4.50%, 2/1/2025	200,000	211,264
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	250,000	240,045
3.38%, 2/1/2031	510,000	504,915
3.63%, 10/1/2029	193,000	197,113
4.50%, 4/1/2027	145,000	158,210
4.75%, 1/15/2028	109,000	119,643
5.25%, 1/15/2026	271,000	307,840
Physicians Realty L.P.:
3.95%, 1/15/2028	150,000	159,750
4.30%, 3/15/2027	58,000	63,699
Piedmont Operating Partnership L.P. 3.15%, 8/15/2030	104,000	101,477
Prologis L.P.:
1.25%, 10/15/2030	435,000	394,732
1.63%, 3/15/2031	450,000	418,176
2.13%, 4/15/2027	100,000	102,234
2.13%, 10/15/2050	105,000	84,224
3.25%, 10/1/2026	50,000	54,781
4.38%, 2/1/2029	220,000	253,086
4.38%, 9/15/2048	200,000	238,066
Public Storage:
0.88%, 2/15/2026	125,000	122,154
3.09%, 9/15/2027	108,000	117,094
3.39%, 5/1/2029	297,000	324,879
Rayonier, Inc. 3.75%, 4/1/2022	134,000	137,191
Realty Income Corp.:
0.75%, 3/15/2026 (b)	395,000	380,582
1.80%, 3/15/2033	125,000	114,614
3.25%, 6/15/2029	130,000	137,015
3.25%, 1/15/2031	365,000	385,827
3.65%, 1/15/2028	155,000	168,933
3.88%, 7/15/2024	85,000	92,600
4.13%, 10/15/2026	191,000	215,744
Regency Centers L.P.:
2.95%, 9/15/2029	200,000	203,624
3.60%, 2/1/2027	175,000	189,324
3.70%, 6/15/2030	125,000	134,298
4.13%, 3/15/2028	107,000	117,045
4.65%, 3/15/2049	118,000	130,038
Retail Properties of America, Inc. 4.75%, 9/15/2030	219,000	231,069
Rexford Industrial Realty L.P. 2.13%, 12/1/2030	165,000	154,131
Sabra Health Care L.P. 5.13%, 8/15/2026	15,000	16,683
Simon Property Group L.P.:
1.75%, 2/1/2028	250,000	242,962
2.20%, 2/1/2031	250,000	238,977

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.63%, 6/15/2022	$167,000	$170,418
2.65%, 7/15/2030	225,000	224,208
2.75%, 6/1/2023	214,000	223,138
3.25%, 9/13/2049	595,000	557,711
3.30%, 1/15/2026	193,000	206,693
3.38%, 10/1/2024	244,000	262,568
3.38%, 6/15/2027	132,000	142,214
3.38%, 12/1/2027 (b)	447,000	481,093
3.50%, 9/1/2025	311,000	337,528
3.80%, 7/15/2050 (b)	230,000	233,351
4.25%, 10/1/2044 (b)	400,000	429,656
6.75%, 2/1/2040	166,000	234,780
REIT, 2.00%, 9/13/2024	150,000	155,186
SITE Centers Corp.:
3.63%, 2/1/2025	83,000	86,696
4.70%, 6/1/2027	299,000	326,684
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	35,000	36,233
Spirit Realty L.P.:
2.10%, 3/15/2028	125,000	121,589
2.70%, 2/15/2032	155,000	147,568
3.20%, 1/15/2027	150,000	156,495
3.20%, 2/15/2031	250,000	250,942
3.40%, 1/15/2030	50,000	51,730
4.00%, 7/15/2029	135,000	146,192
STORE Capital Corp.:
2.75%, 11/18/2030	100,000	97,866
4.50%, 3/15/2028	176,000	193,818
4.63%, 3/15/2029	105,000	116,575
UDR, Inc.:
3.00%, 8/15/2031	115,000	117,238
3.10%, 11/1/2034	65,000	65,434
Series GMTN, 3.50%, 1/15/2028	158,000	169,212
Series MTN, 1.90%, 3/15/2033 (b)	100,000	90,573
Series MTN, 2.10%, 8/1/2032	25,000	23,283
Series MTN, 2.10%, 6/15/2033	250,000	230,630
Series MTN, 2.95%, 9/1/2026	274,000	291,659
Series MTN, 3.20%, 1/15/2030	243,000	255,378
Series MTN, 4.40%, 1/26/2029	332,000	374,373
Ventas Realty L.P.:
2.65%, 1/15/2025	523,000	546,796
3.00%, 1/15/2030	150,000	152,819
3.25%, 10/15/2026	121,000	130,152
3.50%, 4/15/2024	199,000	214,333
3.75%, 5/1/2024	246,000	265,503
3.85%, 4/1/2027	375,000	413,419
4.88%, 4/15/2049 (b)	258,000	290,134
Security Description	Principal Amount	Value
VEREIT Operating Partnership L.P.:
2.20%, 6/15/2028	$100,000	$98,181
2.85%, 12/15/2032	95,000	92,083
3.40%, 1/15/2028	125,000	132,109
3.95%, 8/15/2027	201,000	220,807
4.60%, 2/6/2024	105,000	114,902
4.63%, 11/1/2025	315,000	355,698
Welltower, Inc.:
2.70%, 2/15/2027	200,000	208,524
2.75%, 1/15/2031	435,000	433,995
2.80%, 6/1/2031	200,000	198,828
4.00%, 6/1/2025	290,000	319,110
4.25%, 4/15/2028	208,000	231,433
4.95%, 9/1/2048	200,000	237,216
6.50%, 3/15/2041	230,000	303,025
REIT, 3.63%, 3/15/2024	271,000	292,336
Weyerhaeuser Co.:
4.00%, 11/15/2029	271,000	301,867
8.50%, 1/15/2025	129,000	162,472
WP Carey, Inc.:
2.25%, 4/1/2033	115,000	107,347
2.40%, 2/1/2031	100,000	95,963
3.85%, 7/15/2029	350,000	377,279
		58,278,352
RETAIL — 0.8%
Advance Auto Parts, Inc. 1.75%, 10/1/2027	95,000	93,493
AutoNation, Inc.:
3.80%, 11/15/2027 (b)	208,000	226,188
4.50%, 10/1/2025	187,000	207,925
4.75%, 6/1/2030	100,000	115,244
AutoZone, Inc.:
1.65%, 1/15/2031	299,000	274,596
3.13%, 4/18/2024	200,000	213,204
3.13%, 4/21/2026 (b)	70,000	75,195
3.70%, 4/15/2022 (b)	139,000	142,545
3.75%, 6/1/2027	119,000	131,590
3.75%, 4/18/2029	539,000	585,801
Best Buy Co., Inc.:
1.95%, 10/1/2030	250,000	235,810
4.45%, 10/1/2028	249,000	284,224
Costco Wholesale Corp.:
1.60%, 4/20/2030	1,325,000	1,269,045
1.75%, 4/20/2032 (b)	244,000	232,566
2.30%, 5/18/2022 (b)	176,000	179,677
2.75%, 5/18/2024	301,000	321,706
Darden Restaurants, Inc. 3.85%, 5/1/2027	218,000	237,005
Dollar General Corp. 3.88%, 4/15/2027	258,000	286,878
Dollar Tree, Inc.:
3.70%, 5/15/2023	254,000	269,791
4.00%, 5/15/2025	233,000	257,251
4.20%, 5/15/2028 (b)	355,000	398,750

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Genuine Parts Co. 1.88%, 11/1/2030	$145,000	$133,748
Home Depot, Inc.:
0.90%, 3/15/2028 (b)	530,000	506,203
1.38%, 3/15/2031 (b)	750,000	695,130
2.13%, 9/15/2026	756,000	789,090
2.38%, 3/15/2051	500,000	429,565
2.50%, 4/15/2027	350,000	369,120
2.63%, 6/1/2022	338,000	346,322
2.70%, 4/1/2023	240,000	249,823
2.70%, 4/15/2030	1,246,000	1,299,391
2.80%, 9/14/2027	125,000	133,988
2.95%, 6/15/2029	356,000	377,862
3.00%, 4/1/2026	333,000	360,293
3.13%, 12/15/2049	455,000	450,996
3.35%, 9/15/2025	480,000	524,880
3.50%, 9/15/2056	181,000	190,718
3.90%, 12/6/2028	152,000	174,057
3.90%, 6/15/2047	231,000	259,808
4.20%, 4/1/2043	405,000	470,719
4.25%, 4/1/2046	484,000	569,562
4.88%, 2/15/2044	300,000	382,089
Kohl's Corp.:
3.38%, 5/1/2031	110,000	110,107
4.25%, 7/17/2025	338,000	370,174
5.55%, 7/17/2045 (b)	210,000	238,585
Lowe's Cos., Inc.:
1.30%, 4/15/2028	1,178,000	1,120,525
1.70%, 10/15/2030	1,720,000	1,609,421
2.50%, 4/15/2026	498,000	523,916
2.63%, 4/1/2031	250,000	251,285
3.00%, 10/15/2050	160,000	149,437
3.10%, 5/3/2027	295,000	317,609
3.50%, 4/1/2051	250,000	254,423
3.65%, 4/5/2029	257,000	281,112
3.70%, 4/15/2046	421,000	439,372
4.05%, 5/3/2047	206,000	226,034
McDonald's Corp.:
Series MTN, 3.38%, 5/26/2025	285,000	309,023
Series MTN, 3.50%, 3/1/2027 (b)	333,000	364,525
Series MTN, 3.60%, 7/1/2030 (b)	1,948,000	2,127,002
Series MTN, 3.70%, 1/30/2026	320,000	352,880
Series MTN, 3.70%, 2/15/2042	415,000	438,377
Series MTN, 4.45%, 3/1/2047	300,000	348,954
Series MTN, 4.45%, 9/1/2048	155,000	180,634
Series MTN, 4.70%, 12/9/2035	195,000	231,479
Series MTN, 4.88%, 7/15/2040	265,000	323,594
Security Description	Principal Amount	Value
Series MTN, 5.70%, 2/1/2039	$100,000	$131,669
Series MTN, 6.30%, 10/15/2037	155,000	215,758
Series MTN, 6.30%, 3/1/2038	320,000	446,387
Nordstrom, Inc. 4.25%, 8/1/2031 (d) (f)	160,000	159,963
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	245,000	226,836
3.55%, 3/15/2026	200,000	218,512
3.60%, 9/1/2027	227,000	248,840
4.20%, 4/1/2030	330,000	371,544
Ross Stores, Inc.:
0.88%, 4/15/2026	496,000	479,979
1.88%, 4/15/2031 (b)	500,000	468,705
Starbucks Corp.:
1.30%, 5/7/2022	70,000	70,719
2.00%, 3/12/2027	250,000	254,932
2.25%, 3/12/2030	225,000	222,053
2.45%, 6/15/2026	149,000	156,289
2.55%, 11/15/2030	235,000	235,794
2.70%, 6/15/2022	89,000	91,135
3.10%, 3/1/2023	142,000	148,918
3.35%, 3/12/2050	125,000	122,603
3.50%, 3/1/2028 (b)	132,000	143,759
3.50%, 11/15/2050	150,000	150,366
3.55%, 8/15/2029	267,000	292,087
3.75%, 12/1/2047	239,000	249,060
3.80%, 8/15/2025	524,000	578,239
4.00%, 11/15/2028 (b)	126,000	141,715
4.30%, 6/15/2045	35,000	38,959
4.45%, 8/15/2049	150,000	174,411
4.50%, 11/15/2048	270,000	315,066
Target Corp.:
3.50%, 7/1/2024	180,000	196,884
3.90%, 11/15/2047	100,000	115,668
TJX Cos., Inc.:
1.15%, 5/15/2028	100,000	94,908
1.60%, 5/15/2031 (b)	294,000	274,296
2.25%, 9/15/2026	306,000	318,298
2.50%, 5/15/2023	330,000	342,972
Tractor Supply Co. 1.75%, 11/1/2030	80,000	74,171
Walgreen Co. 4.40%, 9/15/2042	232,000	245,078
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (b)	400,000	416,192
3.45%, 6/1/2026	799,000	865,269
3.80%, 11/18/2024	587,000	639,173
4.65%, 6/1/2046	170,000	185,122
4.80%, 11/18/2044	209,000	230,736
Walmart, Inc.:
2.35%, 12/15/2022	614,000	634,624
2.38%, 9/24/2029 (b)	354,000	364,613

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.55%, 4/11/2023	$459,000	$477,612
2.65%, 12/15/2024 (b)	261,000	279,385
2.85%, 7/8/2024	690,000	740,418
2.95%, 9/24/2049	107,000	105,452
3.05%, 7/8/2026	576,000	626,152
3.25%, 7/8/2029	563,000	616,203
3.30%, 4/22/2024	614,000	661,732
3.40%, 6/26/2023	442,000	471,185
3.55%, 6/26/2025	375,000	413,419
3.63%, 12/15/2047	350,000	387,082
3.70%, 6/26/2028 (b)	148,000	166,296
3.95%, 6/28/2038	440,000	508,886
4.00%, 4/11/2043	160,000	184,918
4.30%, 4/22/2044	421,000	510,223
5.00%, 10/25/2040	100,000	131,214
5.25%, 9/1/2035	479,000	629,286
5.88%, 4/5/2027	231,000	287,745
6.50%, 8/15/2037	589,000	870,253
		44,740,079
SEMICONDUCTORS — 0.6%
Analog Devices, Inc.:
3.50%, 12/5/2026	233,000	255,163
5.30%, 12/15/2045	110,000	136,937
Applied Materials, Inc.:
1.75%, 6/1/2030	400,000	384,468
2.75%, 6/1/2050	85,000	79,370
3.90%, 10/1/2025	170,000	189,448
4.35%, 4/1/2047	282,000	337,374
5.10%, 10/1/2035	190,000	241,954
5.85%, 6/15/2041	194,000	271,627
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.88%, 1/15/2027	1,420,000	1,540,672
Broadcom, Inc.:
1.95%, 2/15/2028 (f)	205,000	199,223
2.45%, 2/15/2031 (f)	500,000	472,335
2.60%, 2/15/2033 (b) (f)	500,000	465,150
3.15%, 11/15/2025	275,000	292,955
3.42%, 4/15/2033	1,365,000	1,368,909
3.46%, 9/15/2026	1,046,000	1,122,975
3.47%, 4/15/2034	274,000	274,937
3.50%, 2/15/2041 (f)	215,000	205,972
3.75%, 2/15/2051 (b) (f)	300,000	287,511
4.11%, 9/15/2028	967,000	1,055,819
4.15%, 11/15/2030	811,000	875,045
4.25%, 4/15/2026	228,000	253,176
4.70%, 4/15/2025	33,000	37,206
4.75%, 4/15/2029	518,000	582,263
5.00%, 4/15/2030	361,000	411,439
Intel Corp.:
2.70%, 12/15/2022	634,000	659,969
3.25%, 11/15/2049	411,000	411,851
3.40%, 3/25/2025 (b)	1,355,000	1,475,920
3.70%, 7/29/2025	734,000	809,551
3.73%, 12/8/2047	496,000	535,248
Security Description	Principal Amount	Value
3.75%, 3/25/2027	$189,000	$211,472
4.00%, 12/15/2032 (b)	241,000	279,136
4.10%, 5/11/2047	136,000	154,696
4.75%, 3/25/2050	2,027,000	2,543,013
4.90%, 7/29/2045 (b)	300,000	379,665
KLA Corp.:
3.30%, 3/1/2050	281,000	273,036
4.10%, 3/15/2029	141,000	158,858
4.65%, 11/1/2024	103,000	115,197
5.00%, 3/15/2049	245,000	305,549
Lam Research Corp.:
1.90%, 6/15/2030	482,000	468,012
2.88%, 6/15/2050	125,000	119,223
3.13%, 6/15/2060	195,000	189,462
3.75%, 3/15/2026	246,000	273,156
4.00%, 3/15/2029	104,000	117,997
4.88%, 3/15/2049	240,000	310,807
Marvell Technology Group, Ltd. 4.88%, 6/22/2028	227,000	260,190
Maxim Integrated Products, Inc. 3.45%, 6/15/2027	105,000	114,977
Micron Technology, Inc.:
4.19%, 2/15/2027	569,000	631,857
4.64%, 2/6/2024	252,000	277,117
4.66%, 2/15/2030	154,000	175,626
4.98%, 2/6/2026	235,000	269,211
NVIDIA Corp.:
2.85%, 4/1/2030	566,000	594,430
3.20%, 9/16/2026 (b)	438,000	477,805
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (f)	389,000	432,335
5.35%, 3/1/2026 (f)	156,000	181,845
5.55%, 12/1/2028 (f)	198,000	236,879
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025 (f)	50,000	52,454
3.15%, 5/1/2027 (f)	100,000	106,352
3.40%, 5/1/2030 (f)	221,000	233,093
3.88%, 6/18/2026 (f)	195,000	214,504
QUALCOMM, Inc.:
2.15%, 5/20/2030	289,000	286,662
2.60%, 1/30/2023	77,000	80,016
2.90%, 5/20/2024	414,000	442,011
3.00%, 5/20/2022	468,000	482,400
3.25%, 5/20/2027	599,000	653,575
3.25%, 5/20/2050 (b)	158,000	160,774
3.45%, 5/20/2025	337,000	368,631
4.30%, 5/20/2047	143,000	168,520
4.65%, 5/20/2035 (b)	298,000	363,924
4.80%, 5/20/2045	578,000	721,922
Texas Instruments, Inc.:
1.38%, 3/12/2025	315,000	320,512
1.75%, 5/4/2030	180,000	173,061

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
1.85%, 5/15/2022	$125,000	$127,133
2.25%, 9/4/2029	250,000	252,025
2.90%, 11/3/2027	191,000	206,547
3.88%, 3/15/2039	100,000	115,170
4.15%, 5/15/2048	282,000	335,064
Xilinx, Inc.:
2.38%, 6/1/2030	250,000	244,507
2.95%, 6/1/2024	150,000	159,277
		31,054,152
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	167,000	180,625
SOFTWARE — 0.8%
Activision Blizzard, Inc.:
1.35%, 9/15/2030	105,000	94,957
2.50%, 9/15/2050	225,000	189,205
3.40%, 9/15/2026	200,000	218,956
Adobe, Inc.:
1.70%, 2/1/2023	95,000	97,425
1.90%, 2/1/2025 (b)	426,000	440,510
2.15%, 2/1/2027	275,000	283,979
2.30%, 2/1/2030	290,000	293,857
3.25%, 2/1/2025	376,000	407,091
Autodesk, Inc.:
2.85%, 1/15/2030	140,000	143,963
3.50%, 6/15/2027	430,000	471,353
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	173,000	177,579
CA, Inc. 4.70%, 3/15/2027	100,000	111,793
Citrix Systems, Inc.:
1.25%, 3/1/2026	135,000	133,048
3.30%, 3/1/2030	400,000	411,276
Electronic Arts, Inc.:
1.85%, 2/15/2031	170,000	160,458
4.80%, 3/1/2026 (b)	150,000	173,101
Fidelity National Information Services, Inc.:
0.38%, 3/1/2023	100,000	99,709
0.60%, 3/1/2024	85,000	84,543
1.15%, 3/1/2026	165,000	162,269
1.65%, 3/1/2028 (b)	90,000	87,915
2.25%, 3/1/2031	250,000	245,607
3.10%, 3/1/2041	40,000	39,336
Fiserv, Inc.:
2.25%, 6/1/2027	547,000	559,406
2.65%, 6/1/2030	300,000	302,976
2.75%, 7/1/2024	725,000	766,448
3.20%, 7/1/2026	261,000	281,460
3.50%, 10/1/2022	482,000	500,056
3.50%, 7/1/2029	374,000	403,363
3.85%, 6/1/2025	165,000	181,355
4.20%, 10/1/2028	154,000	173,469
Security Description	Principal Amount	Value
4.40%, 7/1/2049	$162,000	$187,100
Intuit, Inc.:
0.65%, 7/15/2023	325,000	326,661
0.95%, 7/15/2025 (b)	262,000	260,905
1.35%, 7/15/2027	85,000	83,388
1.65%, 7/15/2030	85,000	80,553
Microsoft Corp.:
2.00%, 8/8/2023	552,000	573,037
2.13%, 11/15/2022	135,000	139,081
2.38%, 5/1/2023 (b)	515,000	534,472
2.40%, 8/8/2026	1,070,000	1,130,273
2.53%, 6/1/2050	2,136,000	1,952,539
2.65%, 11/3/2022	513,000	530,283
2.68%, 6/1/2060	749,000	687,312
2.70%, 2/12/2025	611,000	652,261
2.92%, 3/17/2052	2,269,000	2,232,582
3.04%, 3/17/2062	385,000	377,762
3.13%, 11/3/2025	1,226,000	1,336,990
3.30%, 2/6/2027	1,029,000	1,134,668
3.45%, 8/8/2036	253,000	279,127
3.50%, 2/12/2035	297,000	331,737
3.63%, 12/15/2023	569,000	615,112
3.95%, 8/8/2056	40,000	46,547
Oracle Corp.:
1.65%, 3/25/2026	340,000	342,448
2.30%, 3/25/2028 (b)	355,000	359,263
2.40%, 9/15/2023	515,000	535,523
2.50%, 5/15/2022	1,030,000	1,050,116
2.50%, 10/15/2022	647,000	667,484
2.50%, 4/1/2025	1,493,000	1,566,008
2.63%, 2/15/2023	239,000	247,831
2.65%, 7/15/2026	1,094,000	1,147,847
2.80%, 4/1/2027	100,000	105,293
2.88%, 3/25/2031	485,000	493,740
2.95%, 11/15/2024	501,000	534,141
2.95%, 5/15/2025	497,000	529,553
3.25%, 11/15/2027	1,155,000	1,239,996
3.40%, 7/8/2024 (b)	443,000	475,964
3.60%, 4/1/2050	1,492,000	1,447,956
3.65%, 3/25/2041	600,000	607,386
3.80%, 11/15/2037	465,000	483,279
3.85%, 7/15/2036	621,000	657,558
3.90%, 5/15/2035	1,113,000	1,200,871
3.95%, 3/25/2051	645,000	665,937
4.00%, 7/15/2046	553,000	570,231
4.00%, 11/15/2047	423,000	437,251
4.10%, 3/25/2061	475,000	491,340
4.13%, 5/15/2045	404,000	423,707
4.30%, 7/8/2034	484,000	543,576
4.38%, 5/15/2055	409,000	444,792
4.50%, 7/8/2044	365,000	405,194
5.38%, 7/15/2040	440,000	540,038
6.13%, 7/8/2039	173,000	229,441
salesforce.com, Inc.:
3.25%, 4/11/2023	453,000	478,517

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 4/11/2028	$337,000	$376,665
ServiceNow, Inc. 1.40%, 9/1/2030	515,000	465,570
VMware, Inc.:
3.90%, 8/21/2027	298,000	326,665
4.50%, 5/15/2025	600,000	669,540
		41,949,574
TELECOMMUNICATIONS — 1.3%
America Movil SAB de CV:
2.88%, 5/7/2030 (b)	290,000	295,493
3.13%, 7/16/2022	1,120,000	1,156,254
3.63%, 4/22/2029	310,000	332,670
4.38%, 7/16/2042	100,000	112,699
4.38%, 4/22/2049 (b)	393,000	449,572
6.13%, 11/15/2037	308,000	409,446
6.13%, 3/30/2040	278,000	376,946
AT&T, Inc.:
0.90%, 3/25/2024	400,000	400,896
1.65%, 2/1/2028	715,000	692,163
1.70%, 3/25/2026	400,000	400,036
2.25%, 2/1/2032	333,000	315,707
2.30%, 6/1/2027	323,000	329,305
2.75%, 6/1/2031	1,107,000	1,102,816
3.10%, 2/1/2043	455,000	424,770
3.30%, 2/1/2052	400,000	362,820
3.40%, 5/15/2025 (b)	615,000	667,115
3.50%, 6/1/2041	700,000	691,845
3.50%, 9/15/2053 (f)	1,524,000	1,409,349
3.50%, 2/1/2061 (b)	311,000	282,009
3.55%, 9/15/2055 (f)	2,706,000	2,476,612
3.65%, 6/1/2051	690,000	667,154
3.65%, 9/15/2059 (f)	417,000	381,672
3.80%, 2/15/2027	336,000	371,226
3.80%, 12/1/2057 (f)	1,047,000	997,582
3.85%, 6/1/2060	185,000	177,023
4.05%, 12/15/2023	150,000	163,826
4.10%, 2/15/2028	465,000	520,600
4.25%, 3/1/2027	1,067,000	1,199,767
4.30%, 2/15/2030	1,058,000	1,191,065
4.30%, 12/15/2042	402,000	439,495
4.35%, 3/1/2029	768,000	868,024
4.35%, 6/15/2045	588,000	644,507
4.45%, 4/1/2024	1,282,000	1,408,251
4.50%, 5/15/2035	1,583,000	1,784,579
4.55%, 3/9/2049	100,000	109,678
4.75%, 5/15/2046	700,000	802,669
4.85%, 3/1/2039	640,000	743,718
4.90%, 6/15/2042	228,000	264,633
5.15%, 3/15/2042	196,000	235,380
5.25%, 3/1/2037	558,000	674,025
5.35%, 9/1/2040	172,000	211,280
5.55%, 8/15/2041	1,000	1,245
Security Description	Principal Amount	Value
Bell Canada:
Series US-3, 0.75%, 3/17/2024	$500,000	$499,320
Series US-4, 3.65%, 3/17/2051	250,000	253,255
Bell Canada, Inc. 4.46%, 4/1/2048	154,000	177,961
British Telecommunications PLC:
4.50%, 12/4/2023	226,000	247,574
9.63%, 12/15/2030	498,000	769,903
Cisco Systems, Inc.:
2.60%, 2/28/2023	136,000	142,257
2.95%, 2/28/2026	437,000	474,390
3.50%, 6/15/2025 (b)	281,000	311,022
3.63%, 3/4/2024	160,000	174,782
5.50%, 1/15/2040	504,000	685,299
5.90%, 2/15/2039	448,000	632,845
Corning, Inc.:
4.38%, 11/15/2057	265,000	290,021
5.35%, 11/15/2048	128,000	163,575
5.45%, 11/15/2079	528,000	657,122
5.85%, 11/15/2068	200,000	263,584
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	784,000	1,162,931
9.25%, 6/1/2032	304,000	485,974
Juniper Networks, Inc.:
1.20%, 12/10/2025	205,000	201,800
2.00%, 12/10/2030	173,000	159,319
3.75%, 8/15/2029	100,000	107,892
Motorola Solutions, Inc.:
2.30%, 11/15/2030	415,000	393,192
4.60%, 2/23/2028	163,000	185,861
4.60%, 5/23/2029	185,000	209,882
5.50%, 9/1/2044	100,000	121,242
Orange SA:
5.38%, 1/13/2042	302,000	392,654
9.00%, 3/1/2031	687,000	1,061,607
Rogers Communications, Inc.:
2.90%, 11/15/2026	140,000	148,023
3.63%, 12/15/2025	235,000	256,573
3.70%, 11/15/2049	160,000	159,462
4.10%, 10/1/2023	292,000	314,131
4.35%, 5/1/2049	392,000	427,746
4.50%, 3/15/2043	183,000	203,092
5.00%, 3/15/2044	168,000	199,591
5.45%, 10/1/2043	135,000	167,432
7.50%, 8/15/2038	167,000	242,319
Telefonica Emisiones SA:
4.57%, 4/27/2023	256,000	276,268
4.67%, 3/6/2038	270,000	303,755
5.21%, 3/8/2047	1,013,000	1,187,226
5.52%, 3/1/2049	475,000	584,430
7.05%, 6/20/2036	614,000	855,020

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
TELUS Corp.:
3.70%, 9/15/2027	$117,000	$129,926
4.30%, 6/15/2049 (b)	159,000	178,303
4.60%, 11/16/2048	236,000	275,395
T-Mobile USA, Inc.:
1.50%, 2/15/2026 (f)	375,000	371,426
2.05%, 2/15/2028 (f)	395,000	387,455
2.25%, 11/15/2031 (f)	400,000	379,624
2.55%, 2/15/2031 (f)	374,000	365,477
3.00%, 2/15/2041 (f)	360,000	335,020
3.30%, 2/15/2051 (f)	528,000	492,582
3.50%, 4/15/2025 (f)	457,000	492,938
3.60%, 11/15/2060 (f)	105,000	99,897
3.75%, 4/15/2027 (f)	250,000	273,090
3.88%, 4/15/2030 (f)	2,616,000	2,838,622
4.38%, 4/15/2040 (f)	690,000	763,002
4.50%, 4/15/2050 (f)	585,000	653,702
Verizon Communications, Inc.:
0.75%, 3/22/2024 (b)	180,000	180,241
0.85%, 11/20/2025	960,000	939,014
1.45%, 3/20/2026	295,000	295,189
1.68%, 10/30/2030 (f)	595,000	552,083
1.75%, 1/20/2031	845,000	786,746
2.10%, 3/22/2028	300,000	300,972
2.55%, 3/21/2031	555,000	554,273
2.65%, 11/20/2040	934,000	853,685
2.99%, 10/30/2056 (f)	3,460,000	3,043,900
3.00%, 3/22/2027	1,525,000	1,629,142
3.00%, 11/20/2060	490,000	426,545
3.15%, 3/22/2030	125,000	131,710
3.38%, 2/15/2025 (f)	85,000	92,199
3.40%, 3/22/2041	390,000	396,135
3.55%, 3/22/2051	285,000	284,800
3.70%, 3/22/2061	435,000	430,363
3.88%, 2/8/2029	698,000	779,589
4.00%, 3/22/2050	254,000	273,276
4.13%, 3/16/2027	272,000	308,045
4.13%, 8/15/2046	967,000	1,063,739
4.27%, 1/15/2036	1,105,000	1,244,838
4.33%, 9/21/2028	922,000	1,055,681
4.40%, 11/1/2034	510,000	583,114
4.50%, 8/10/2033	387,500	451,434
4.67%, 3/15/2055	827,000	985,478
4.75%, 11/1/2041	544,000	647,273
4.81%, 3/15/2039	1,004,000	1,200,623
4.86%, 8/21/2046	250,000	301,207
5.01%, 4/15/2049	81,000	100,041
5.15%, 9/15/2023	182,000	202,015
Vodafone Group PLC:
4.13%, 5/30/2025	425,000	474,797
4.25%, 9/17/2050 (b)	545,000	598,895
4.38%, 5/30/2028	881,000	1,011,820
4.38%, 2/19/2043	531,000	593,175
4.88%, 6/19/2049	380,000	453,804
Security Description	Principal Amount	Value
5.25%, 5/30/2048	$175,000	$218,738
6.15%, 2/27/2037	661,000	881,675
7.88%, 2/15/2030	187,000	263,081
		74,722,048
TEXTILES — 0.0% (a)
Mohawk Industries, Inc.:
3.63%, 5/15/2030	100,000	107,422
3.85%, 2/1/2023 (b)	290,000	305,028
		412,450
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
2.60%, 11/19/2022	40,000	41,236
3.00%, 11/19/2024	150,000	159,770
3.55%, 11/19/2026	150,000	161,904
3.90%, 11/19/2029 (b)	174,000	186,375
5.10%, 5/15/2044	191,000	212,810
		762,095
TRANSPORTATION — 0.6%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	234,000	244,245
3.00%, 4/1/2025 (b)	653,000	702,249
3.05%, 9/1/2022	270,000	278,432
3.25%, 6/15/2027	189,000	205,108
3.30%, 9/15/2051	250,000	251,437
3.40%, 9/1/2024	145,000	157,260
3.55%, 2/15/2050	216,000	227,390
3.65%, 9/1/2025	328,000	360,479
3.75%, 4/1/2024	130,000	141,233
3.85%, 9/1/2023	200,000	214,996
3.90%, 8/1/2046	190,000	208,455
4.05%, 6/15/2048	95,000	106,794
4.15%, 12/15/2048	415,000	473,996
4.38%, 9/1/2042	125,000	145,996
4.40%, 3/15/2042	326,000	381,645
4.45%, 3/15/2043	306,000	361,193
4.55%, 9/1/2044	505,000	604,197
4.70%, 9/1/2045	285,000	349,077
4.95%, 9/15/2041	100,000	124,599
5.40%, 6/1/2041	83,000	107,968
Canadian National Railway Co.:
2.45%, 5/1/2050	392,000	344,423
2.75%, 3/1/2026	50,000	53,159
3.20%, 8/2/2046	202,000	205,755
3.65%, 2/3/2048	273,000	295,935
Canadian Pacific Railway Co.:
2.05%, 3/5/2030	90,000	87,005
4.00%, 6/1/2028	206,000	229,875
4.80%, 9/15/2035	570,000	683,230
6.13%, 9/15/2115	230,000	335,952
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	132,000	148,570

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CSX Corp.:
2.40%, 2/15/2030	$125,000	$126,170
2.50%, 5/15/2051	690,000	585,396
2.60%, 11/1/2026	156,000	164,909
3.25%, 6/1/2027	312,000	338,735
3.35%, 9/15/2049	385,000	378,459
3.80%, 3/1/2028	444,000	491,068
3.80%, 11/1/2046	235,000	251,018
3.95%, 5/1/2050	151,000	165,212
4.25%, 3/15/2029	236,000	268,301
4.25%, 11/1/2066	110,000	125,190
4.30%, 3/1/2048	275,000	313,409
4.40%, 3/1/2043	15,000	17,180
4.50%, 8/1/2054	100,000	117,694
4.65%, 3/1/2068	200,000	243,476
4.75%, 11/15/2048	249,000	299,059
6.00%, 10/1/2036	100,000	134,350
6.15%, 5/1/2037	155,000	211,477
FedEx Corp.:
3.10%, 8/5/2029 (b)	233,000	244,881
3.20%, 2/1/2025	258,000	277,814
3.25%, 4/1/2026	773,000	835,134
3.40%, 2/15/2028 (b)	189,000	205,641
4.05%, 2/15/2048	365,000	396,047
4.10%, 2/1/2045	143,000	154,164
4.25%, 5/15/2030 (b)	143,000	162,740
4.40%, 1/15/2047	142,000	160,417
4.55%, 4/1/2046	502,000	572,421
4.90%, 1/15/2034	275,000	330,569
5.25%, 5/15/2050	1,000,000	1,282,850
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	256,000	282,947
Kansas City Southern:
2.88%, 11/15/2029	155,000	159,362
3.00%, 5/15/2023	225,000	234,052
4.20%, 11/15/2069	145,000	151,361
4.30%, 5/15/2043	100,000	110,370
4.95%, 8/15/2045	199,000	239,307
Kirby Corp. 4.20%, 3/1/2028	200,000	217,532
Norfolk Southern Corp.:
2.55%, 11/1/2029	200,000	203,750
2.90%, 2/15/2023	149,000	154,920
2.90%, 6/15/2026	450,000	482,008
3.05%, 5/15/2050	245,000	232,554
3.15%, 6/1/2027	341,000	368,884
3.16%, 5/15/2055	146,000	136,355
3.40%, 11/1/2049	165,000	164,522
3.80%, 8/1/2028	70,000	77,860
4.05%, 8/15/2052	150,000	165,216
4.10%, 5/15/2049	161,000	179,602
4.45%, 6/15/2045	241,000	280,040
4.65%, 1/15/2046	184,000	219,827
4.84%, 10/1/2041	190,000	231,840
Security Description	Principal Amount	Value
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2022	$65,000	$66,695
Series MTN, 2.50%, 9/1/2024	194,000	203,679
Series MTN, 2.88%, 6/1/2022	55,000	56,409
Series MTN, 2.90%, 12/1/2026	175,000	185,925
Series MTN, 3.35%, 9/1/2025	200,000	216,252
Series MTN, 3.40%, 3/1/2023	117,000	122,790
Series MTN, 3.65%, 3/18/2024 (b)	107,000	115,515
Series MTN, 3.75%, 6/9/2023 (b)	172,000	183,287
Union Pacific Corp.:
2.15%, 2/5/2027	100,000	102,995
2.40%, 2/5/2030	140,000	140,592
2.75%, 3/1/2026	237,000	251,604
2.97%, 9/16/2062 (f)	496,000	441,371
3.00%, 4/15/2027 (b)	200,000	215,046
3.15%, 3/1/2024	80,000	85,570
3.25%, 2/5/2050	200,000	197,014
3.35%, 8/15/2046	50,000	49,685
3.65%, 2/15/2024 (b)	225,000	242,582
3.70%, 3/1/2029	212,000	234,101
3.75%, 7/15/2025	307,000	338,397
3.75%, 2/5/2070	90,000	91,955
3.80%, 10/1/2051	184,000	197,292
3.84%, 3/20/2060	219,000	232,228
3.88%, 2/1/2055	292,000	308,606
3.95%, 9/10/2028	293,000	329,373
3.95%, 8/15/2059	190,000	203,615
4.05%, 11/15/2045	135,000	146,954
4.05%, 3/1/2046	80,000	88,192
4.10%, 9/15/2067	100,000	107,973
4.16%, 7/15/2022	476,000	494,359
4.30%, 3/1/2049	155,000	177,700
4.38%, 11/15/2065	256,000	292,736
Series MTN, 3.55%, 8/15/2039	115,000	122,286
United Parcel Service, Inc.:
2.20%, 9/1/2024	85,000	89,158
2.35%, 5/16/2022	1,098,000	1,121,574
2.40%, 11/15/2026	579,000	612,501
2.45%, 10/1/2022	153,000	157,824
2.50%, 4/1/2023	431,000	449,050
2.50%, 9/1/2029	235,000	240,191
2.80%, 11/15/2024	277,000	296,340
3.40%, 3/15/2029	248,000	270,456
3.40%, 11/15/2046	100,000	103,696
3.63%, 10/1/2042 (b)	309,000	332,855
3.75%, 11/15/2047	412,000	453,756
4.88%, 11/15/2040	20,000	24,986

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.20%, 1/15/2038	$181,000	$256,162
		31,828,070
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.50%, 3/15/2028	287,000	309,271
3.85%, 3/30/2027	270,000	298,294
4.00%, 6/30/2030	155,000	171,470
4.35%, 2/15/2024	150,000	164,331
		943,366
WATER — 0.1%
American Water Capital Corp.:
2.80%, 5/1/2030 (b)	335,000	345,760
2.95%, 9/1/2027	138,000	147,090
3.40%, 3/1/2025	314,000	341,353
3.45%, 6/1/2029	211,000	229,707
3.75%, 9/1/2028	160,000	178,011
3.75%, 9/1/2047	570,000	609,170
4.00%, 12/1/2046	540,000	593,962
4.20%, 9/1/2048	110,000	125,488
4.30%, 12/1/2042	140,000	158,864
6.59%, 10/15/2037	155,000	220,443
Aqua America, Inc. 3.57%, 5/1/2029	120,000	129,095
Essential Utilities, Inc. 4.28%, 5/1/2049	100,000	111,113
United Utilities PLC 6.88%, 8/15/2028	144,000	181,523
		3,371,579
TOTAL CORPORATE BONDS & NOTES (Cost $1,498,297,730)		1,524,509,059
ASSET-BACKED SECURITIES — 0.3%
ASSET-BACKED - OTHER — 0.0% (a)
Ford Credit Floorplan Master Owner Trust:
Series 2017-3, Class A, Class A, 2.48%, 9/15/2024	300,000	309,178
Series 2020-1, Class A1, 0.70%, 9/15/2025	625,000	626,520
		935,698
AUTOMOBILE — 0.2%
Americredit Automobile Receivables Trust Series 2018-1, Class C, Class C, 3.50%, 1/18/2024	225,000	231,881
Security Description	Principal Amount	Value
AmeriCredit Automobile Receivables Trust:
Series 2020-3, Class A3, 0.53%, 6/18/2025	$139,000	$139,161
Series 2020-2, Class A3, 0.66%, 12/18/2024	50,000	50,190
BMW Vehicle Owner Trust Series 2020-A, Class A3, 0.48%, 10/25/2024	300,000	300,688
Capital One Prime Auto Receivables Trust Series 2020-1, Class A3, Class A3, 1.60%, 11/15/2024	227,000	230,465
CarMax Auto Owner Trust:
Series 2020-4, Class A3, 0.50%, 8/15/2025	425,000	425,625
Series 2020-2, Class D, 5.75%, 5/17/2027	1,000,000	1,104,963
Series 2020-2, Class A3, 1.70%, 11/15/2024	187,000	189,722
Drive Auto Receivables Trust Series 2019-4, Class C, 2.51%, 11/17/2025	500,000	509,198
Ford Credit Auto Lease Trust Series 2020-B, Class A3, 0.62%, 8/15/2023	406,000	407,324
Ford Credit Auto Owner Trust:
Series 2020-C, Class A3, 0.41%, 7/15/2025	350,000	350,276
Series 2020-B, Class A3, 0.56%, 10/15/2024	411,000	412,389
GM Financial Automobile Leasing Trust Series 2020-2, Class A3, Class A3, 0.80%, 7/20/2023	160,000	160,937
GM Financial Consumer Automobile Receivables Trust:
Series 2020-4, Class A3, 0.38%, 8/18/2025	143,000	142,888
Series 2021-1, Class A3, 0.35%, 10/16/2025	155,000	154,805
Series 2020-3, Class A3, 0.45%, 4/16/2025	115,000	115,185
GM Financial Leasing Trust Series 2021-1, Class A3, 0.26%, 2/20/2024	500,000	499,339
Honda Auto Receivables Owner Trust:
Series 2021-1, Class A3, 0.27%, 4/21/2025	500,000	498,933
Series 2020-1, Class A3, Class A3, 1.61%, 4/22/2024	300,000	304,785

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Hyundai Auto Receivables Trust Series 2020-C, Class A3, 0.38%, 5/15/2025	$94,000	$93,960
Mercedes-Benz Auto Trust Series 2021-A, Class A3, 0.25%, 1/16/2024	300,000	299,292
Nissan Auto Receivables 2020-B Owner Trust Series 2020-B, Class A3, Class A3, 0.55%, 7/15/2024	346,000	347,202
Santander Drive Auto Receivables Trust:
Series 2020-4, Class A3, 0.48%, 7/15/2024	665,000	666,289
Series 2020-3, Class C, 1.12%, 1/15/2026	200,000	201,463
Toyota Auto Receivables Owner Trust:
Series 2020-C, Class A3, 0.44%, 10/15/2024	673,000	673,883
Series 2020-D, Class A4, 0.47%, 1/15/2026	488,000	485,690
Series 2020-B, Class A3, Class A3, 1.36%, 8/15/2024	214,000	217,014
Volkswagen Auto Loan Enhanced Trust Series 2020-1, Class A3, 0.98%, 11/20/2024	160,000	161,386
World Omni Auto Receivables Trust:
Series 2021-A, Class A3, 0.30%, 1/15/2026	350,000	348,404
Series 2020-A, Class A3, Class A3, 1.10%, 4/15/2025	500,000	505,147
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 7/15/2025	225,000	225,530
		10,454,014
CREDIT CARD — 0.1%
American Express Credit Account Master Trust:
Series 2019-2, Class A, 2.67%, 11/15/2024	460,000	471,496
Series 2019-3, Class A, Class A, 2.00%, 4/15/2025	1,500,000	1,537,785
BA Credit Card Trust Series 2019-A1, Class A1, Class A1, 1.74%, 1/15/2025	500,000	509,916
Security Description	Principal Amount	Value
Capital One Multi-Asset Execution Trust:
Series 2019-A2, Class A2, Class A2, 1.72%, 8/15/2024	$679,000	$692,414
Series 2017-A6, Class A6, Class A6, 2.29%, 7/15/2025	500,000	514,781
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, Class A3, 6.15%, 6/15/2039	250,000	346,214
Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/15/2025	250,000	256,011
Synchrony Credit Card Master Note Trust:
Series 2017-2, Class A, Class A, 2.62%, 10/15/2025	1,500,000	1,551,231
Series 2018-2, Class A, Class A, 3.47%, 5/15/2026	250,000	265,377
		6,145,225
TOTAL ASSET-BACKED SECURITIES (Cost $17,300,029)		17,534,937
FOREIGN GOVERNMENT OBLIGATIONS — 3.8%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025 (b)	545,000	531,315
1.50%, 02/12/2025	250,000	257,650
1.63%, 09/17/2022	615,000	627,503
Series GMTN, 0.50%, 02/02/2026 (b)	470,000	458,382
		1,874,850
CANADA — 0.3%
Canada Government International Bond:
1.63%, 01/22/2025	695,000	721,646
2.00%, 11/15/2022	154,000	158,444
Export Development Canada:
1.38%, 02/24/2023	625,000	638,381
1.75%, 07/18/2022	200,000	203,992
2.63%, 02/21/2024	430,000	457,099
2.75%, 03/15/2023	250,000	262,125
Hydro-Quebec Series HH, 8.50%, 12/1/2029	100,000	147,827
Province of Alberta Canada:
1.30%, 07/22/2030	600,000	558,042
1.88%, 11/13/2024	750,000	781,387

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.20%, 07/26/2022	$250,000	$256,313
2.95%, 01/23/2024	300,000	320,514
3.30%, 03/15/2028	400,000	440,340
3.35%, 11/01/2023	400,000	429,656
Province of British Columbia Canada:
1.30%, 01/29/2031	500,000	470,555
2.25%, 06/02/2026	284,000	300,037
Series 10, 1.75%, 09/27/2024	450,000	468,117
Province of Manitoba Canada:
3.05%, 05/14/2024	670,000	720,143
Series GX, 2.60%, 04/16/2024	200,000	212,264
Province of New Brunswick Canada 3.63%, 2/24/2028	150,000	168,353
Province of Ontario Canada:
0.63%, 01/21/2026	425,000	415,693
1.13%, 10/07/2030	3,500,000	3,228,330
1.60%, 02/25/2031	500,000	478,955
1.75%, 01/24/2023	290,000	297,604
2.00%, 10/02/2029	500,000	504,180
2.20%, 10/03/2022	200,000	205,760
2.25%, 05/18/2022	150,000	153,356
2.30%, 06/15/2026	200,000	211,282
2.50%, 04/27/2026	345,000	367,673
2.55%, 04/25/2022	170,000	174,119
3.05%, 01/29/2024	350,000	375,137
Province of Quebec Canada:
0.60%, 07/23/2025	500,000	493,230
1.35%, 05/28/2030	500,000	475,965
2.50%, 04/20/2026	100,000	106,744
2.75%, 04/12/2027	350,000	378,196
Series PD, 7.50%, 09/15/2029	405,000	575,266
Series QO, 2.88%, 10/16/2024	1,210,000	1,304,537
Series QX, 1.50%, 02/11/2025	1,205,000	1,240,343
		18,701,605
CHILE — 0.1%
Chile Government International Bond:
2.25%, 10/30/2022	815,000	836,451
2.45%, 01/31/2031	310,000	311,606
2.55%, 01/27/2032	315,000	317,851
3.10%, 01/22/2061	200,000	185,700
3.13%, 03/27/2025	395,000	424,407
3.24%, 02/06/2028	430,000	463,867
3.50%, 01/25/2050	533,000	544,033
3.50%, 04/15/2053	200,000	201,506
3.86%, 06/21/2047	290,000	311,732
		3,597,153
Security Description	Principal Amount	Value
COLOMBIA — 0.1%
Colombia Government International Bond:
2.63%, 03/15/2023	$1,130,000	$1,160,137
3.00%, 01/30/2030	190,000	186,023
3.13%, 04/15/2031	500,000	489,100
3.88%, 04/25/2027	599,000	641,110
3.88%, 02/15/2061	320,000	286,752
4.00%, 02/26/2024	435,000	463,253
4.13%, 05/15/2051	230,000	218,944
4.50%, 03/15/2029	905,000	987,690
5.00%, 06/15/2045	1,027,000	1,095,624
5.20%, 05/15/2049	495,000	544,545
5.63%, 02/26/2044	725,000	824,100
6.13%, 01/18/2041	400,000	474,832
8.13%, 05/21/2024	225,000	268,616
		7,640,726
FREE OF TAX — 0.0% (a)
Asian Development Bank:
Series GMTN, 0.25%, 10/06/2023	650,000	648,563
Series GMTN, 0.75%, 10/08/2030	500,000	453,445
		1,102,008
GERMANY — 0.3%
FMS Wertmanagement:
2.75%, 03/06/2023	369,000	386,612
2.75%, 01/30/2024	350,000	372,810
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	1,365,000	974,037
0.25%, 10/19/2023	1,700,000	1,696,481
0.25%, 03/08/2024 (b)	575,000	572,366
0.38%, 07/18/2025	350,000	343,028
0.63%, 01/22/2026	900,000	885,015
0.75%, 09/30/2030	576,000	523,331
1.63%, 02/15/2023	850,000	872,083
1.75%, 08/22/2022	566,000	578,152
1.75%, 09/14/2029	773,000	775,914
2.00%, 09/29/2022	290,000	297,734
2.00%, 10/04/2022	325,000	333,785
2.00%, 05/02/2025 (b)	1,832,000	1,926,458
2.13%, 06/15/2022 (b)	475,000	486,001
2.13%, 01/17/2023	1,753,000	1,812,444
2.38%, 12/29/2022	1,034,000	1,072,785
2.50%, 11/20/2024 (b)	588,000	628,102
2.63%, 02/28/2024	1,245,000	1,324,207
2.88%, 04/03/2028	244,000	266,760
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026	200,000	198,618
0.88%, 09/03/2030	475,000	435,893
2.38%, 06/10/2025	450,000	479,758

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 37, 2.50%, 11/15/2027 (b)	$547,000	$582,457
Series 40, 0.50%, 05/27/2025	370,000	366,204
		18,191,035
HUNGARY — 0.0% (a)
Hungary Government International Bond:
5.38%, 02/21/2023	728,000	793,891
5.75%, 11/22/2023	545,000	616,390
7.63%, 03/29/2041	400,000	646,744
		2,057,025
INDONESIA — 0.1%
Indonesia Government International Bond:
1.85%, 03/12/2031	285,000	273,623
2.85%, 02/14/2030	306,000	311,597
2.95%, 01/11/2023	770,000	797,866
3.05%, 03/12/2051	275,000	272,734
3.35%, 03/12/2071	215,000	203,663
3.40%, 09/18/2029	275,000	291,121
3.50%, 01/11/2028	390,000	418,049
3.50%, 02/14/2050	260,000	259,883
3.70%, 10/30/2049	275,000	279,518
4.10%, 04/24/2028	216,000	239,060
4.35%, 01/11/2048	450,000	488,727
4.45%, 02/11/2024	265,000	289,139
4.45%, 04/15/2070	350,000	383,743
5.35%, 02/11/2049	230,000	285,906
		4,794,629
ISRAEL — 0.1%
Israel Government AID Bond 5.50%, 9/18/2033	400,000	548,316
Israel Government International Bond:
2.75%, 07/03/2030	815,000	853,036
2.88%, 03/16/2026	230,000	247,834
3.15%, 06/30/2023	350,000	370,255
3.25%, 01/17/2028	400,000	440,904
4.00%, 06/30/2022	200,000	209,124
4.13%, 01/17/2048	515,000	592,611
4.50%, 01/30/2043	230,000	278,047
4.50%, 04/03/2120	500,000	597,135
State of Israel:
2.50%, 01/15/2030	475,000	487,616
3.38%, 01/15/2050	520,000	524,846
		5,149,724
ITALY — 0.1%
Italy Government International Bond 6.88%, 9/27/2023	447,000	513,026
Security Description	Principal Amount	Value
Republic of Italy Government International Bond:
1.25%, 02/17/2026	$415,000	$406,198
2.38%, 10/17/2024	1,315,000	1,372,676
2.88%, 10/17/2029	750,000	759,278
4.00%, 10/17/2049	515,000	526,263
		3,577,441
JAPAN — 0.2%
Japan Bank for International Cooperation:
0.38%, 09/15/2023	350,000	349,363
0.63%, 05/22/2023	200,000	201,158
0.63%, 07/15/2025	440,000	432,551
1.25%, 01/21/2031	200,000	187,576
1.63%, 10/17/2022	415,000	423,321
1.75%, 10/17/2024	368,000	381,178
1.88%, 07/21/2026	200,000	206,256
2.00%, 10/17/2029	310,000	313,822
2.38%, 11/16/2022	1,300,000	1,343,199
2.50%, 05/23/2024	235,000	248,961
2.75%, 11/16/2027	200,000	214,520
2.88%, 06/01/2027	1,114,000	1,210,773
2.88%, 07/21/2027	602,000	650,280
3.25%, 07/20/2023	965,000	1,027,127
3.25%, 07/20/2028	250,000	276,660
3.38%, 10/31/2023	400,000	429,508
Series DTC, 2.13%, 02/10/2025	225,000	236,131
Series DTC, 2.25%, 11/04/2026	967,000	1,015,747
Series DTC, 2.38%, 04/20/2026	160,000	169,072
Series DTC, 2.50%, 05/28/2025	500,000	532,940
Series DTC, 3.38%, 07/31/2023	200,000	213,532
Japan International Cooperation Agency:
2.75%, 04/27/2027	239,000	257,776
3.38%, 06/12/2028	200,000	222,680
		10,544,131
MEXICO — 0.3%
Mexico Government International Bond:
2.66%, 05/24/2031	400,000	379,084
3.25%, 04/16/2030	891,000	899,937
3.60%, 01/30/2025	445,000	484,543
3.75%, 01/11/2028	1,615,000	1,727,452
3.77%, 05/24/2061	515,000	456,105
3.90%, 04/27/2025	250,000	274,742
4.00%, 10/02/2023	605,000	651,936
4.13%, 01/21/2026	600,000	666,618
4.15%, 03/28/2027	805,000	893,421
4.35%, 01/15/2047	475,000	470,435
4.50%, 04/22/2029	818,000	906,712

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 01/31/2050	$532,000	$539,230
4.60%, 01/23/2046	705,000	721,342
4.60%, 02/10/2048	482,000	492,830
4.75%, 04/27/2032	495,000	550,752
6.05%, 01/11/2040	550,000	660,627
Series EMTN, 3.75%, 04/19/2071	200,000	174,110
Series GMTN, 5.75%, 10/12/2110	701,000	780,830
Series MTN, 4.75%, 03/08/2044	2,032,000	2,130,532
		13,861,238
PANAMA — 0.1%
Panama Government International Bond:
2.25%, 09/29/2032	950,000	899,194
3.16%, 01/23/2030	610,000	634,973
3.87%, 07/23/2060	970,000	961,435
3.88%, 03/17/2028	550,000	600,408
4.30%, 04/29/2053	645,000	691,743
6.70%, 01/26/2036	875,000	1,177,067
8.88%, 09/30/2027	685,000	944,855
9.38%, 04/01/2029	214,000	312,881
		6,222,556
PERU — 0.1%
Peruvian Government International Bond:
2.39%, 01/23/2026	520,000	535,423
2.78%, 01/23/2031	1,225,000	1,226,274
2.84%, 06/20/2030	590,000	598,679
3.30%, 03/11/2041	155,000	151,692
3.55%, 03/10/2051	195,000	191,691
4.13%, 08/25/2027	466,000	520,695
5.63%, 11/18/2050	540,000	717,989
6.55%, 03/14/2037	256,000	347,256
7.35%, 07/21/2025	445,000	551,195
		4,840,894
PHILIPPINES — 0.1%
Philippine Government International Bond:
1.65%, 06/10/2031	200,000	189,008
2.46%, 05/05/2030	342,000	346,172
2.95%, 05/05/2045	315,000	294,383
3.00%, 02/01/2028	809,000	857,071
3.70%, 02/02/2042	870,000	907,897
3.75%, 01/14/2029	351,000	389,112
3.95%, 01/20/2040	487,000	522,717
4.20%, 01/21/2024	960,000	1,051,037
5.00%, 01/13/2037	351,000	431,217
6.38%, 10/23/2034	473,000	648,076
7.75%, 01/14/2031	455,000	660,360
9.50%, 02/02/2030	431,000	669,654
9.50%, 02/02/2030	71,000	110,350
Security Description	Principal Amount	Value
10.63%, 03/16/2025	$269,000	$368,301
		7,445,355
POLAND — 0.1%
Poland Government International Bond:
3.00%, 03/17/2023	515,000	540,317
3.25%, 04/06/2026	320,000	353,747
4.00%, 01/22/2024	580,000	635,419
5.00%, 03/23/2022	1,327,000	1,387,379
		2,916,862
SOUTH KOREA — 0.2%
Export-Import Bank of Korea:
0.38%, 02/09/2024	200,000	199,042
0.63%, 02/09/2026	355,000	344,535
1.25%, 09/21/2030	225,000	207,974
1.38%, 02/09/2031	250,000	233,260
2.38%, 04/21/2027	225,000	236,837
2.63%, 05/26/2026	200,000	213,614
2.88%, 01/21/2025	365,000	387,922
3.25%, 11/10/2025	185,000	201,667
3.25%, 08/12/2026	1,215,000	1,338,796
4.00%, 01/14/2024	300,000	328,437
Korea Development Bank:
0.40%, 06/19/2024	215,000	213,983
0.80%, 04/27/2026	250,000	244,353
0.80%, 07/19/2026	265,000	258,674
1.00%, 09/09/2026	375,000	370,267
1.63%, 01/19/2031	280,000	268,240
2.00%, 09/12/2026	275,000	285,148
2.13%, 10/01/2024	215,000	226,404
3.00%, 09/14/2022	177,000	183,545
3.25%, 02/19/2024	500,000	538,640
3.38%, 03/12/2023	200,000	211,204
3.38%, 09/16/2025	150,000	163,872
3.75%, 01/22/2024	250,000	272,345
Korea International Bond:
1.00%, 09/16/2030	230,000	211,409
2.00%, 06/19/2024	615,000	643,936
2.75%, 01/19/2027	450,000	484,146
3.88%, 09/11/2023	200,000	216,652
4.13%, 06/10/2044	201,000	243,389
5.63%, 11/03/2025	100,000	119,651
		8,847,942
SUPRANATIONAL — 1.5%
African Development Bank:
0.88%, 03/23/2026	1,400,000	1,390,564
Series GDIF, 2.13%, 11/16/2022	486,000	500,857
Series GMTN, 1.63%, 09/16/2022	835,000	852,143
Asian Development Bank:
0.63%, 04/29/2025	1,500,000	1,494,225
1.50%, 10/18/2024	566,000	584,333

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
1.63%, 01/24/2023 (b)	$350,000	$358,785
2.63%, 01/30/2024	350,000	371,868
5.82%, 06/16/2028	421,000	540,783
6.22%, 08/15/2027	175,000	219,228
Series GMTN, 0.25%, 07/14/2023	1,680,000	1,678,152
Series GMTN, 0.38%, 09/03/2025 (b)	1,000,000	977,300
Series GMTN, 0.50%, 02/04/2026 (b)	1,000,000	976,700
Series GMTN, 1.50%, 03/04/2031	200,000	193,636
Series GMTN, 1.75%, 09/13/2022	1,230,000	1,257,331
Series GMTN, 1.75%, 08/14/2026	50,000	51,695
Series GMTN, 1.75%, 09/19/2029	423,000	424,557
Series GMTN, 1.88%, 01/24/2030	750,000	757,462
Series GMTN, 2.00%, 01/22/2025 (b)	150,000	157,656
Series GMTN, 2.00%, 04/24/2026	390,000	408,587
Series GMTN, 2.50%, 11/02/2027	495,000	528,180
Series GMTN, 2.75%, 03/17/2023	820,000	860,049
Series GMTN, 3.13%, 09/26/2028	350,000	388,265
Series MTN, 1.88%, 07/19/2022	800,000	817,392
Asian Infrastructure Investment Bank:
0.25%, 09/29/2023	1,850,000	1,845,615
0.50%, 05/28/2025	1,000,000	988,800
2.25%, 05/16/2024	400,000	421,676
Corp. Andina de Fomento:
1.63%, 09/23/2025	750,000	749,805
2.38%, 05/12/2023	600,000	620,652
2.75%, 01/06/2023	237,000	245,203
3.75%, 11/23/2023	175,000	187,728
4.38%, 06/15/2022	141,000	147,196
Council Of Europe Development Bank:
0.25%, 10/20/2023	885,000	882,823
1.38%, 02/27/2025	400,000	410,884
1.75%, 09/26/2022	250,000	255,673
2.50%, 02/27/2024	240,000	254,374
2.63%, 02/13/2023	374,000	390,486
European Bank for Reconstruction & Development:
1.63%, 09/27/2024	200,000	207,414
Series GMTN, 0.25%, 07/10/2023	250,000	249,670
Security Description	Principal Amount	Value
Series GMTN, 0.50%, 11/25/2025	$400,000	$391,980
Series GMTN, 0.50%, 01/28/2026 (b)	300,000	292,992
Series GMTN, 1.50%, 02/13/2025	210,000	216,749
Series GMTN, 2.75%, 03/07/2023	615,000	644,532
European Investment Bank:
0.25%, 09/15/2023	1,010,000	1,008,424
0.38%, 12/15/2025 (b)	950,000	925,214
0.38%, 03/26/2026 (b)	590,000	572,282
0.63%, 10/21/2027	390,000	370,921
0.75%, 09/23/2030 (b)	500,000	454,575
1.25%, 02/14/2031 (b)	695,000	658,589
1.38%, 09/06/2022	776,000	789,021
1.63%, 03/14/2025	1,380,000	1,430,687
1.63%, 10/09/2029	330,000	328,327
1.88%, 02/10/2025 (b)	1,666,000	1,742,969
2.00%, 12/15/2022	900,000	927,279
2.13%, 04/13/2026 (b)	617,000	650,645
2.25%, 08/15/2022	541,000	556,083
2.25%, 06/24/2024 (b)	215,000	227,188
2.38%, 06/15/2022	776,000	796,308
2.50%, 03/15/2023	794,000	829,103
2.50%, 10/15/2024 (b)	1,265,000	1,350,413
2.63%, 05/20/2022 (b)	305,000	313,388
2.63%, 03/15/2024 (b)	775,000	825,073
3.25%, 01/29/2024	1,121,000	1,210,624
Series GMTN, 2.88%, 08/15/2023	1,415,000	1,500,494
Series GMTN, 3.13%, 12/14/2023	175,000	187,941
Inter-American Development Bank:
0.25%, 11/15/2023	750,000	747,997
0.63%, 09/16/2027 (b)	500,000	475,380
2.00%, 07/23/2026	720,000	753,574
2.13%, 01/15/2025	891,000	940,085
2.25%, 06/18/2029	250,000	261,110
2.38%, 07/07/2027	440,000	465,736
2.50%, 01/18/2023	287,000	298,695
2.63%, 01/16/2024	850,000	902,479
3.00%, 10/04/2023	325,000	346,557
3.00%, 02/21/2024	604,000	648,684
4.38%, 01/24/2044	377,000	490,526
Series GMTN, 1.13%, 01/13/2031	500,000	467,925
Series GMTN, 1.75%, 04/14/2022	1,130,000	1,148,125
Series GMTN, 1.75%, 09/14/2022	1,095,000	1,119,528
Series GMTN, 1.75%, 03/14/2025	2,885,000	3,004,785
Series GMTN, 3.00%, 09/26/2022 (b)	1,000,000	1,041,260

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3.88%, 10/28/2041	$664,000	$805,080
International Bank for Reconstruction & Development:
0.25%, 11/24/2023	375,000	374,092
0.38%, 07/28/2025	2,000,000	1,958,520
0.50%, 10/28/2025	600,000	589,062
0.63%, 04/22/2025	2,000,000	1,993,300
0.75%, 03/11/2025	500,000	501,185
0.75%, 11/24/2027	695,000	665,011
0.75%, 08/26/2030	570,000	517,999
1.25%, 02/10/2031	1,000,000	946,930
1.63%, 01/15/2025	765,000	793,106
1.75%, 04/19/2023	250,000	257,708
2.13%, 07/01/2022	550,000	563,211
2.13%, 02/13/2023	850,000	880,107
2.50%, 03/19/2024	663,000	703,589
3.00%, 09/27/2023	271,000	288,900
Series GDIF, 1.50%, 08/28/2024	1,465,000	1,512,656
Series GDIF, 1.75%, 10/23/2029	610,000	612,233
Series GDIF, 1.88%, 06/19/2023	1,140,000	1,180,561
Series GDIF, 2.13%, 03/03/2025	360,000	380,210
Series GDIF, 2.50%, 07/29/2025	1,745,000	1,865,946
Series GDIF, 3.13%, 11/20/2025	1,080,000	1,187,136
Series GMTN, 4.75%, 02/15/2035	1,250,000	1,616,950
International Finance Corp.:
0.50%, 03/20/2023 (b)	338,000	339,768
0.75%, 08/27/2030	800,000	726,464
Series GMTN, 0.38%, 07/16/2025	395,000	386,831
Series GMTN, 1.38%, 10/16/2024	549,000	564,471
Series GMTN, 2.00%, 10/24/2022	384,000	394,683
Series GMTN, 2.88%, 07/31/2023	160,000	169,467
Nordic Investment Bank:
0.38%, 05/19/2023	250,000	250,610
0.38%, 09/11/2025	250,000	244,165
1.38%, 10/17/2022	500,000	508,880
2.25%, 05/21/2024	585,000	617,298
2.88%, 07/19/2023 (b)	200,000	211,652
Series GMTN, 0.50%, 01/21/2026 (b)	500,000	488,470
		81,058,245
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
0.50%, 08/26/2025 (b)	250,000	244,908
Security Description	Principal Amount	Value
1.63%, 11/14/2022	$395,000	$403,698
Series GMTN, 0.25%, 09/29/2023	200,000	199,268
Series GMTN, 0.38%, 07/30/2024	1,350,000	1,342,008
Series USMT, 0.38%, 03/11/2024	495,000	493,673
		2,683,555
URUGUAY — 0.1%
Uruguay Government International Bond:
4.38%, 10/27/2027	415,000	471,461
4.38%, 01/23/2031	178,000	206,372
4.98%, 04/20/2055	810,000	992,534
5.10%, 06/18/2050	702,000	870,262
7.63%, 03/21/2036	215,000	328,150
8.00%, 11/18/2022	115,333	124,992
		2,993,771
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $205,138,413)		208,100,745
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.4%
Federal Farm Credit Banks Funding Corp.:
0.25%, 2/26/2024	3,535,000	3,523,900
0.38%, 4/8/2022	5,000,000	5,013,950
Federal Home Loan Bank:
0.13%, 8/12/2022	1,500,000	1,499,460
0.13%, 10/21/2022	1,000,000	999,360
0.13%, 3/17/2023	1,810,000	1,807,864
0.50%, 4/14/2025	4,130,000	4,095,556
1.38%, 2/17/2023	2,000,000	2,044,920
2.13%, 6/9/2023	1,000,000	1,041,760
2.50%, 2/13/2024 (b)	745,000	791,235
3.25%, 11/16/2028	1,610,000	1,810,526
5.50%, 7/15/2036	1,240,000	1,791,986
Series 0000, 2.00%, 9/9/2022	100,000	102,635
Federal Home Loan Mortgage Corp.:
0.13%, 10/16/2023	2,275,000	2,266,560
0.25%, 6/26/2023	5,000,000	5,001,550
0.25%, 8/24/2023	1,155,000	1,155,323
0.25%, 9/8/2023	905,000	905,018
0.25%, 12/4/2023	1,180,000	1,178,395
0.38%, 4/20/2023	375,000	376,219
0.38%, 5/5/2023	1,000,000	1,003,630
0.38%, 9/23/2025	300,000	294,156
1.50%, 2/12/2025	3,000,000	3,102,360
1.50%, 2/1/2051	6,955,768	6,728,433
2.00%, 7/1/2035	5,562,203	5,710,422

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 10/1/2050	$12,436,520	$12,419,920
2.00%, 11/1/2050	17,539,711	17,516,299
2.00%, 12/1/2050	10,396,532	10,382,655
2.00%, 1/1/2051	13,072,667	13,055,218
2.00%, 2/1/2051	39,727,654	39,674,627
2.50%, 9/1/2028	130,232	135,978
2.50%, 10/1/2029	326,961	340,960
2.50%, 1/1/2031	407,376	425,586
2.50%, 5/1/2031	1,224,585	1,279,425
2.50%, 6/1/2031	483,524	505,177
2.50%, 11/1/2032	1,134,810	1,184,395
2.50%, 12/1/2032	881,036	919,532
2.50%, 2/1/2033	1,741,216	1,817,298
2.50%, 3/1/2033	3,197,869	3,337,024
2.50%, 8/1/2035	4,250,507	4,423,386
2.50%, 9/1/2035	3,228,999	3,360,330
2.50%, 9/1/2046	1,035,899	1,070,701
2.50%, 8/1/2050	21,389,936	21,949,679
2.50%, 10/1/2050	12,323,845	12,646,342
2.50%, 11/1/2050	9,603,814	9,855,132
3.00%, 11/1/2027	1,234,884	1,304,268
3.00%, 2/1/2029	243,370	257,945
3.00%, 7/1/2029	228,558	242,299
3.00%, 9/1/2029	351,491	372,623
3.00%, 4/1/2030	342,027	362,924
3.00%, 12/1/2030	889,464	943,810
3.00%, 2/1/2031	1,898,493	2,011,689
3.00%, 5/1/2031	698,166	739,824
3.00%, 9/1/2032	1,865,991	1,975,234
3.00%, 4/1/2033	5,555,032	5,902,411
3.00%, 5/1/2033	3,769,291	3,982,812
3.00%, 7/1/2035	341,099	359,738
3.00%, 4/1/2036	699,931	738,922
3.00%, 8/1/2036	1,190,490	1,258,017
3.00%, 3/1/2043	648,998	687,842
3.00% 4/1/2043	1,171,164	1,241,259
3.00% 7/1/2043	409,137	433,623
3.00%, 8/1/2043	186,132	197,271
3.00%, 9/1/2043	261,073	276,697
3.00%, 10/1/2043	200,069	212,043
3.00%, 6/1/2045	705,594	745,230
3.00% 8/1/2045	2,150,192	2,276,123
3.00%, 4/1/2046	1,080,375	1,136,308
3.00%, 9/1/2046	791,668	832,654
3.00%, 10/1/2046	4,331,600	4,555,858
3.00%, 11/1/2046	837,187	880,530
3.00%, 12/1/2046	2,502,869	2,632,461
3.00%, 2/1/2047	2,343,806	2,465,150
3.00%, 7/1/2047	5,327,226	5,600,680
3.00%, 12/1/2047	4,983,976	5,207,782
3.00%, 1/1/2048	1,304,431	1,363,006
3.00%, 2/1/2048	2,915,091	3,045,993
3.00%, 3/1/2048	140,985	147,316
3.00%, 10/1/2049	3,572,365	3,716,666
3.00%, 12/1/2049	2,615,125	2,720,759
Security Description	Principal Amount	Value
3.00%, 1/1/2050	$7,318,127	$7,613,733
3.00%, 2/1/2050	8,124,894	8,453,088
3.00%, 4/1/2050	10,148,601	10,562,983
3.50%, 5/1/2026	356,529	380,723
3.50%, 1/1/2029	79,910	85,986
3.50%, 11/1/2029	266,529	287,834
3.50%, 2/1/2030	141,575	152,899
3.50%, 3/1/2032	271,194	289,823
3.50%, 6/1/2033	667,092	711,920
3.50%, 1/1/2034	1,586,091	1,692,612
3.50%, 3/1/2038	1,162,479	1,235,706
3.50%, 10/1/2041	142,094	153,666
3.50%, 4/1/2043	246,330	266,554
3.50% 5/1/2043	447,814	484,326
3.50% 8/1/2043	745,000	805,137
3.50%, 6/1/2044	181,344	194,615
3.50%, 8/1/2044	352,574	378,376
3.50%, 10/1/2044	205,055	220,061
3.50%, 11/1/2044	316,306	339,454
3.50%, 12/1/2044	387,850	416,236
3.50%, 1/1/2045	335,439	359,987
3.50%, 2/1/2045	459,379	492,998
3.50% 7/1/2045	5,435,468	5,848,384
3.50%, 10/1/2045	432,353	463,105
3.50% 12/1/2045	758,608	815,033
3.50%, 3/1/2046	917,747	979,206
3.50%, 5/1/2046	424,989	453,432
3.50%, 8/1/2046	2,357,897	2,525,617
3.50%, 9/1/2046	5,246,697	5,597,847
3.50%, 12/1/2046	656,386	700,316
3.50%, 4/1/2047	78,979	83,769
3.50%, 9/1/2047	3,764,513	3,992,798
3.50%, 10/1/2047	523,782	555,545
3.50%, 11/1/2047	259,809	275,565
3.50%, 12/1/2047	625,570	663,506
3.50%, 1/1/2048	1,289,309	1,367,499
3.50%, 2/1/2048	3,805,133	4,035,881
3.50%, 5/1/2048	2,482,706	2,627,844
3.50%, 7/1/2048	867,962	918,702
3.50%, 11/1/2048	2,246,301	2,377,619
3.50%, 6/1/2049	2,994,594	3,160,746
3.50%, 7/1/2049	1,812,676	1,913,251
3.50%, 3/1/2050	7,842,397	8,277,526
4.00%, 4/1/2024	21,020	22,394
4.00%, 5/1/2025	18,143	19,345
4.00%, 6/1/2025	47,992	51,171
4.00%, 8/1/2025	11,077	11,811
4.00%, 9/1/2025	14,323	15,272
4.00%, 6/1/2026	114,011	121,564
4.00%, 7/1/2029	3,039,462	3,240,419
4.00%, 10/1/2040	140,491	154,831
4.00%, 12/1/2041	424,171	468,221
4.00%, 4/1/2042	300,763	331,997
4.00%, 6/1/2042	588,799	648,089
4.00%, 12/1/2043	140,687	154,568

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00% 5/1/2044	$325,271	$356,681
4.00%, 7/1/2044	505,040	553,823
4.00%, 12/1/2044	177,003	194,100
4.00%, 4/1/2045	394,417	431,460
4.00%, 5/1/2045	1,903,107	2,100,743
4.00%, 10/1/2045	572,457	626,177
4.00%, 11/1/2045	2,669,709	2,919,506
4.00%, 1/1/2046	436,150	477,112
4.00%, 3/1/2046	322,333	353,946
4.00%, 1/1/2047	6,615,933	7,185,395
4.00%, 9/1/2047	311,950	336,373
4.00%, 11/1/2047	1,929,607	2,080,754
4.00%, 12/1/2047	731,609	788,916
4.00%, 1/1/2048	1,110,484	1,197,468
4.00%, 4/1/2048	1,811,537	1,940,261
4.00% 5/1/2048	2,829,004	3,030,116
4.00%, 7/1/2048	2,047,550	2,193,125
4.00%, 10/1/2048	3,537,268	3,788,621
4.00%, 12/1/2048	1,705,593	1,826,790
4.00%, 9/1/2049	1,742,177	1,867,334
4.00%, 6/1/2050	2,209,129	2,380,014
4.50%, 10/1/2024	8,370	8,514
4.50%, 2/1/2039	1,904	2,133
4.50%, 6/1/2039	112,858	126,434
4.50%, 12/1/2039	84,162	94,286
4.50%, 6/1/2040	2,352	2,627
4.50%, 12/1/2040	352,254	393,543
4.50%, 4/1/2041	4,157	4,658
4.50%, 7/1/2041	228,270	255,783
4.50%, 8/1/2041	18,641	20,888
4.50%, 9/1/2041	82,766	92,741
4.50%, 10/1/2041	545,731	609,697
4.50%, 10/1/2043	10,382	11,611
4.50%, 8/1/2044	11,788	13,157
4.50%, 9/1/2044	279,943	312,468
4.50%, 4/1/2047	107,292	117,525
4.50%, 10/1/2047	103,009	112,833
4.50%, 12/1/2047	324,276	355,204
4.50% 1/1/2048	1,215,595	1,331,536
4.50%, 5/1/2048	1,028,992	1,120,681
4.50%, 6/1/2048	619,814	676,684
4.50%, 7/1/2048	1,206,350	1,314,023
4.50%, 12/1/2048	800,228	871,652
4.50%, 3/1/2049	1,194,274	1,300,870
4.50%, 7/1/2049	6,195,822	6,763,382
5.00%, 11/1/2035	12,601	14,382
5.00% 12/1/2036	2,467	2,813
5.00% 2/1/2038	212,980	243,470
5.00% 3/1/2038	132,339	151,284
5.00%, 6/1/2038	31,881	36,446
5.00% 11/1/2038	256,285	292,971
5.00%, 1/1/2039	38,747	44,295
5.00%, 2/1/2039	87,493	100,021
5.00%, 3/1/2039	259,330	295,503
5.00%, 10/1/2039	25,227	28,840
Security Description	Principal Amount	Value
5.00%, 7/1/2048	$1,746,994	$1,934,112
5.00%, 9/1/2048	348,875	386,242
5.00%, 11/1/2048	1,642,251	1,817,711
5.00%, 3/1/2049	620,765	687,230
5.00%, 3/1/2050	1,899,847	2,101,131
5.50%, 2/1/2022	389	392
5.50%, 11/1/2026	24,872	27,150
5.50%, 6/1/2027	6,785	7,466
5.50%, 4/1/2028	10,686	11,828
5.50%, 7/1/2028	16,698	18,554
5.50%, 7/1/2033	685	736
5.50% 1/1/2037	81,682	93,366
5.50%, 9/1/2037	790	902
5.50%, 11/1/2037	4,790	5,485
5.50%, 1/1/2038	43,615	49,922
5.50%, 4/1/2038	158,358	181,422
5.50% 7/1/2038	202,486	232,034
5.50%, 10/1/2038	3,795	4,355
5.50%, 11/1/2038	7,389	8,186
6.00%, 8/1/2031	5,055	5,776
6.00%, 3/1/2036	7,569	8,800
6.00%, 8/1/2036	39,925	46,409
6.00%, 1/1/2037	3,953	4,587
6.00%, 12/1/2037	3,776	4,391
6.00%, 10/1/2038	3,747	4,203
6.00%, 3/1/2040	1,957	2,286
6.00%, 5/1/2040	400,222	464,719
6.25%, 7/15/2032 (b)	2,800,000	4,035,472
6.50%, 11/1/2037	38,924	45,360
6.50%, 2/1/2038	5,105	5,615
6.50%, 9/1/2038	115,141	135,551
6.50%, 9/1/2039	55,856	65,421
6.75%, 3/15/2031	601,000	870,200
2.75%, 6/19/2023	765,000	807,832
Series K037, Class A2, Class A2, 3.49%, 1/25/2024	1,000,000	1,073,607
Series K041, Class A2, Class A2, 3.17%, 10/25/2024	750,000	810,308
Series K049, Class A2, 3.01%, 7/25/2025	350,000	378,348
Series K053, Class A2, Class A2, 3.00%, 12/25/2025	350,000	379,041
Series K055, Class A2, Class A2, 2.67%, 3/25/2026	1,000,000	1,069,320
Series K064, Class A2, Class A2, 3.22%, 3/25/2027	800,000	880,827
Series K067, Class AM, Class AM, 3.28%, 8/25/2027	500,000	549,376

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series K069, Class A2, Class A2, 3.19%, 9/25/2027 (c)	$1,500,000	$1,652,043
Series K070, Class A2, Class A2, 3.30%, 11/25/2027 (c)	1,500,000	1,662,711
Series K072, Class A2, Class A2, 3.44%, 12/25/2027	2,010,000	2,244,439
Series K079, Class A2, Class A2, 3.93%, 6/25/2028	1,150,000	1,316,933
Series K083, Class A2, 4.05%, 9/25/2028 (c)	525,000	609,986
Series K085, Class A2, 4.06%, 10/25/2028 (c)	2,200,000	2,544,173
Series K086, Class A2, 3.86%, 11/25/2028 (c)	799,999	915,442
Series K087, Class A2, Class A2, 3.77%, 12/25/2028	270,000	308,903
Series K089, Class A2, Class A2, 3.56%, 1/25/2029	2,500,000	2,814,023
Series K092, Class A2, 3.30%, 4/25/2029	500,000	554,117
Series K093, Class A2, 2.98%, 5/25/2029	500,000	543,466
Series K094, Class A2, 2.90%, 6/25/2029	531,291	574,424
Series K101, Class A2, 2.52%, 10/25/2029	500,000	526,805
Series K108, Class A2, Class A2, 1.52%, 3/25/2030	888,889	866,540
Series K109, Class A2, 1.56%, 4/25/2030	600,000	585,975
Series K110, Class A2, Class A2, 1.48%, 4/25/2030	160,714	155,993
Series K114, Class A2, 1.37%, 6/25/2030	250,000	239,563
Series K115, Class A2, 1.38%, 6/25/2030	500,000	479,749
Series K118, Class A2, 1.49%, 9/25/2030	2,350,000	2,271,874
Series K121, Class A2, 1.55%, 10/25/2030	340,000	329,760
Series K123, Class A2, 1.62%, 12/25/2030	233,333	227,398
Series K723, Class A2, Class A2, 2.45%, 8/25/2023	650,000	675,341
Series K730, Class A2, Class A2, 3.59%, 1/25/2025 (c)	1,000,000	1,088,009
Series K735, Class A2, 2.86%, 5/25/2026	500,000	539,954
Security Description	Principal Amount	Value
Series K736, Class A2, 2.28%, 7/25/2026	$5,000,000	$5,261,683
Series K737, Class A2, Class A2, 2.53%, 10/25/2026	1,250,000	1,324,319
Series USD, 0.13%, 7/25/2022	2,575,000	2,574,794
Series K030, Class A2, Class A2, VRN, 3.25%, 4/25/2023 (c)	1,000,000	1,049,430
Series K159, Class A3, Class A3, VRN, 3.95%, 11/25/2033 (c)	1,616,667	1,888,877
Federal National Mortgage Association:
0.25%, 5/22/2023	1,100,000	1,101,375
0.25%, 7/10/2023	910,000	910,346
0.25%, 11/27/2023	1,695,000	1,693,085
0.30%, 8/3/2023	375,000	375,128
0.38%, 8/25/2025	3,560,000	3,496,312
0.63%, 4/22/2025	1,055,000	1,052,004
0.75%, 10/8/2027	2,000,000	1,925,140
0.88%, 8/5/2030 (b)	6,800,000	6,285,920
1.38%, 9/6/2022	4,314,000	4,391,091
1.63%, 10/15/2024	550,000	571,153
1.63%, 1/7/2025 (b)	300,000	311,562
1.75%, 7/2/2024	500,000	521,480
1.88%, 4/5/2022 (b)	305,000	310,408
1.88%, 9/24/2026	846,000	882,970
2.00%, 10/5/2022 (b)	1,200,000	1,233,252
2.00%, 9/1/2035	8,803,165	9,037,144
2.00%, 11/1/2035	7,613,895	7,816,265
2.00%, 12/1/2035	4,855,110	4,984,154
2.00%, 2/1/2036	7,891,019	8,100,755
2.00%, 8/1/2040	903,484	916,994
2.00%, 10/1/2040	1,905,598	1,934,430
2.00%, 11/1/2040	4,855,973	4,927,919
2.00%, 12/1/2040	3,923,274	3,980,677
2.00%, 2/1/2041	4,961,616	5,035,713
2.00%, 6/1/2050	853,960	852,820
2.00%, 8/1/2050	16,153,166	16,131,605
2.00% 1/1/2051	23,707,916	23,680,824
2.00%, 2/1/2051	13,314,712	13,296,939
2.00%, 3/1/2051	9,975,727	9,962,210
2.00%, 4/1/2051	25,000,000	24,966,128
2.13%, 4/24/2026	475,000	501,781
2.50%, 2/5/2024	300,000	318,393
2.50%, 7/1/2028	386,533	403,481
2.50% 8/1/2028	1,111,141	1,159,860
2.50%, 10/1/2028	269,289	281,096
2.50%, 3/1/2029	958,192	999,739
2.50%, 2/1/2030	425,822	443,964
2.50%, 5/1/2030	695,769	726,656
2.50% 7/1/2030	3,606,497	3,764,750
2.50%, 2/1/2031	790,003	825,073
2.50%, 8/1/2031	1,918,112	2,003,198

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 6/1/2032	$5,043,725	$5,267,463
2.50%, 12/1/2032	1,407,460	1,468,505
2.50%, 1/1/2033	2,126,968	2,219,220
2.50%, 12/1/2033	3,830,068	4,000,092
2.50%, 2/1/2035	4,107,247	4,270,169
2.50%, 8/1/2035	3,127,047	3,254,558
2.50%, 4/1/2038	1,880,401	1,940,595
2.50%, 2/1/2040	874,100	898,890
2.50%, 5/1/2040	2,712,315	2,799,713
2.50%, 10/1/2042	277,898	287,875
2.50% 11/1/2049	12,020,921	12,326,943
2.50%, 1/1/2050	4,373,349	4,484,683
2.50%, 7/1/2050	10,245,460	10,513,441
2.50%, 8/1/2050	10,561,440	10,837,687
2.50%, 10/1/2050	23,513,457	24,128,477
2.50%, 4/1/2051	13,175,000	13,536,695
2.63%, 9/6/2024 (b)	2,035,000	2,185,407
2.88%, 9/12/2023	1,384,000	1,472,216
3.00%, 8/1/2027	207,683	219,437
3.00%, 11/1/2028	460,919	488,754
3.00%, 6/1/2029	132,821	140,962
3.00% 8/1/2029	603,984	640,137
3.00%, 9/1/2029	202,072	214,168
3.00%, 6/1/2030	324,089	343,782
3.00%, 9/1/2030	63,051	66,882
3.00%, 11/1/2030	151,031	160,208
3.00%, 12/1/2030	499,746	530,151
3.00%, 6/1/2032	2,836,388	3,001,683
3.00%, 10/1/2032	819,305	867,051
3.00%, 1/1/2033	584,751	618,828
3.00%, 2/1/2033	1,284,699	1,359,566
3.00%, 2/1/2034	1,596,825	1,686,917
3.00%, 2/1/2035	236,683	250,057
3.00%, 3/1/2035	189,358	199,619
3.00%, 2/1/2036	494,511	521,310
3.00%, 11/1/2036	1,228,569	1,296,379
3.00%, 1/1/2037	1,391,023	1,467,799
3.00%, 9/1/2037	1,124,785	1,181,183
3.00%, 1/1/2038	2,005,658	2,106,224
3.00%, 12/1/2042	339,682	360,125
3.00%, 1/1/2043	693,310	735,037
3.00%, 3/1/2043	713,604	756,039
3.00%, 4/1/2043	174,126	184,481
3.00% 5/1/2043	1,853,045	1,963,241
3.00% 6/1/2043	1,371,154	1,452,692
3.00% 7/1/2043	1,304,445	1,382,016
3.00%, 8/1/2043	651,159	691,943
3.00%, 2/1/2044	5,435,691	5,758,935
3.00%, 5/1/2045	4,914,272	5,206,510
3.00%, 8/1/2045	7,559,386	8,008,921
3.00%, 9/1/2045	556,527	587,525
3.00% 11/1/2045	1,166,141	1,231,095
3.00%, 5/1/2046	1,112,762	1,169,972
3.00%, 8/1/2046	1,236,941	1,300,536
3.00%, 9/1/2046	1,212,516	1,274,854
Security Description	Principal Amount	Value
3.00%, 10/1/2046	$456,866	$480,355
3.00% 11/1/2046	4,356,054	4,606,580
3.00% 1/1/2047	4,087,969	4,298,141
3.00% 3/1/2047	4,337,103	4,577,528
3.00%, 7/1/2047	3,540,939	3,722,987
3.00%, 10/1/2047	4,306,065	4,527,451
3.00%, 12/1/2047	6,419,319	6,749,352
3.00% 2/1/2048	4,961,125	5,191,068
3.00% 12/1/2049	18,648,244	19,457,419
3.00%, 1/1/2050	3,913,965	4,072,109
3.00%, 7/1/2050	7,830,814	8,159,266
3.00%, 9/1/2050	13,876,691	14,479,512
3.50%, 10/1/2025	64,233	68,476
3.50%, 11/1/2025	83,416	88,926
3.50%, 3/1/2026	53,750	57,326
3.50%, 1/1/2027	263,269	280,661
3.50%, 5/1/2029	120,806	130,431
3.50%, 1/1/2030	181,841	196,329
3.50%, 3/1/2031	578,643	619,385
3.50%, 6/1/2033	1,358,201	1,449,226
3.50%, 6/1/2034	471,842	507,730
3.50%, 7/1/2034	837,802	901,523
3.50%, 11/1/2034	2,918,468	3,140,440
3.50%, 2/1/2037	414,130	443,545
3.50%, 2/1/2038	264,806	285,028
3.50%, 4/1/2038	1,475,656	1,563,956
3.50%, 5/1/2038	521,578	552,789
3.50%, 12/1/2040	438,373	471,315
3.50%, 1/1/2042	154,818	167,913
3.50%, 3/1/2042	303,194	327,473
3.50%, 5/1/2042	960,208	1,032,989
3.50%, 8/1/2042	374,548	402,937
3.50%, 10/1/2042	410,861	442,003
3.50%, 1/1/2043	152,022	163,544
3.50%, 5/1/2043	130,026	140,483
3.50%, 7/1/2043	514,978	556,393
3.50% 1/1/2044	16,142,897	17,368,643
3.50%, 10/1/2044	313,689	336,539
3.50% 1/1/2045	513,184	550,566
3.50% 2/1/2045	12,034,121	12,946,268
3.50%, 4/1/2045	550,589	589,520
3.50% 8/1/2045	1,198,624	1,285,066
3.50% 11/1/2045	3,244,973	3,474,413
3.50% 12/1/2045	2,619,123	2,804,312
3.50%, 1/1/2046	880,796	943,073
3.50% 2/1/2046	5,236,123	5,602,994
3.50%, 10/1/2046	1,295,801	1,382,167
3.50%, 2/1/2047	360,832	384,882
3.50% 5/1/2047	6,009,247	6,419,921
3.50% 7/1/2047	2,574,906	2,781,982
3.50%, 10/1/2047	344,273	365,048
3.50% 11/1/2047	16,528,503	17,590,442
3.50% 1/1/2048	4,370,407	4,634,140
3.50% 2/1/2048	5,613,141	5,957,743
3.50%, 6/1/2048	2,194,130	2,321,653

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 8/1/2048	$287,304	$304,002
3.50%, 9/1/2048	825,809	874,459
3.50%, 11/1/2048	1,262,627	1,346,782
3.50%, 7/1/2049	4,301,112	4,539,893
3.50%, 8/1/2049	3,157,477	3,332,767
3.50%, 6/1/2050	3,973,491	4,196,955
4.00%, 4/1/2024	31,881	33,956
4.00%, 1/1/2025	31,910	33,988
4.00%, 3/1/2026	29,169	31,099
4.00%, 12/1/2034	263,828	288,584
4.00%, 3/1/2037	717,599	778,290
4.00%, 3/1/2038	834,367	897,995
4.00%, 6/1/2038	500,494	538,661
4.00%, 8/1/2039	334,873	369,082
4.00%, 9/1/2040	2,889,452	3,183,025
4.00% 12/1/2040	662,561	729,878
4.00%, 3/1/2041	449,275	495,764
4.00%, 12/1/2041	525,916	580,336
4.00%, 1/1/2042	167,366	184,684
4.00%, 2/1/2042	143,840	158,724
4.00%, 10/1/2043	383,931	421,526
4.00%, 12/1/2043	53,602	58,851
4.00%, 5/1/2044	1,168,800	1,287,552
4.00%, 6/1/2044	286,443	314,067
4.00% 7/1/2044	1,719,987	1,885,859
4.00%, 9/1/2044	200,820	220,187
4.00% 10/1/2044	374,757	410,898
4.00%, 12/1/2044	300,837	329,849
4.00%, 1/1/2045	860,241	946,611
4.00%, 3/1/2045	265,108	289,881
4.00%, 5/1/2045	510,055	557,715
4.00%, 6/1/2045	732,228	802,842
4.00%, 7/1/2045	407,346	445,409
4.00%, 9/1/2045	640,702	700,571
4.00%, 12/1/2045	340,013	371,784
4.00%, 2/1/2046	135,977	148,683
4.00%, 4/1/2046	411,826	447,206
4.00%, 11/1/2046	445,552	483,830
4.00% 4/1/2047	6,982,539	7,541,679
4.00%, 7/1/2047	145,605	156,989
4.00%, 8/1/2047	631,538	680,911
4.00%, 9/1/2047	3,383,867	3,648,418
4.00%, 12/1/2047	6,810,170	7,342,589
4.00%, 1/1/2048	2,565,332	2,765,890
4.00%, 2/1/2048	1,095,256	1,180,884
4.00%, 5/1/2048	144,150	154,372
4.00% 6/1/2048	5,248,766	5,620,964
4.00%, 7/1/2048	935,071	1,003,910
4.00%, 8/1/2048	1,835,529	1,965,689
4.00%, 9/1/2048	2,469,856	2,644,998
4.00%, 10/1/2048	6,145,130	6,719,339
4.00% 11/1/2048	5,479,277	5,898,991
4.00%, 1/1/2049	3,491,832	3,842,418
4.00%, 3/1/2049	623,220	667,955
4.00%, 5/1/2049	1,922,303	2,060,284
Security Description	Principal Amount	Value
4.00%, 7/1/2049	$2,240,313	$2,401,121
4.00%, 2/1/2050	1,483,434	1,589,914
4.00%, 7/1/2050	2,396,075	2,565,985
4.50% 4/1/2023	56,381	57,863
4.50%, 8/1/2023	102	104
4.50%, 4/1/2031	159,974	175,760
4.50%, 4/1/2039	272,138	304,786
4.50%, 4/1/2040	312,684	349,131
4.50%, 10/1/2040	182,300	203,549
4.50%, 2/1/2041	405,120	453,839
4.50%, 5/1/2041	185,247	206,840
4.50%, 1/1/2042	638,848	715,676
4.50%, 9/1/2043	154,030	172,199
4.50% 12/1/2043	468,844	524,149
4.50%, 1/1/2044	88,633	99,089
4.50%, 2/1/2044	230,768	257,990
4.50% 6/1/2044	468,447	523,351
4.50%, 3/1/2046	722,698	806,937
4.50%, 9/1/2047	207,618	227,353
4.50%, 11/1/2047	1,535,563	1,681,522
4.50%, 2/1/2048	6,995,371	7,660,301
4.50%, 4/1/2048	714,918	778,624
4.50% 8/1/2048	4,229,288	4,609,481
4.50%, 11/1/2048	3,619,578	3,942,118
4.50%, 12/1/2048	1,001,984	1,091,270
4.50% 1/1/2049	2,200,835	2,396,951
4.50%, 5/1/2049	2,052,412	2,235,302
4.50%, 3/1/2050	6,410,891	6,991,660
5.00%, 7/1/2035	310,727	354,539
5.00%, 7/1/2040	123,763	140,541
5.00%, 1/1/2042	427,526	485,486
5.00%, 3/1/2042	356,967	405,361
5.00%, 12/1/2043	93,849	107,209
5.00%, 7/1/2044	223,925	253,315
5.00%, 6/1/2048	898,382	994,410
5.00%, 9/1/2048	2,081,426	2,303,908
5.00%, 8/1/2049	1,480,078	1,638,283
5.00%, 10/1/2049	1,959,237	2,184,634
5.50%, 7/1/2035	136,636	155,541
5.50% 6/1/2038	46,620	52,825
5.50%, 12/1/2038	154,178	176,365
5.50%, 12/1/2039	228,218	261,202
5.50%, 4/1/2040	69,918	77,514
5.50%, 9/1/2040	19,543	22,391
5.50%, 7/1/2041	257,371	293,949
5.50%, 5/1/2044	3,110,609	3,548,747
6.00%, 2/1/2037	131,436	151,300
6.00%, 10/1/2039	179,390	208,257
6.00%, 4/1/2040	250,149	290,903
6.25%, 5/15/2029	80,000	108,094
6.63%, 11/15/2030	1,807,000	2,575,065
7.13%, 1/15/2030	325,000	468,023
7.25%, 5/15/2030	1,125,000	1,646,134

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2013-M12, Class APT, 2.42%, 3/25/2023 (c)	$496,186	$507,937
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (c)	239,761	255,488
Series 2016-M4, Class AL, Class AL, 3.27%, 1/25/2039	166,963	176,812
Series 2017-M13, Class A2, 2.94%, 9/25/2027 (c)	500,000	542,227
Series 2017-M14, Class A2, Class A2, 2.87%, 11/25/2027 (c)	600,000	648,110
Series 2017-M8, Class A1, Class A1, 2.65%, 5/25/2027	356,320	370,552
Series 2017-M8, Class A2, Class A2, 3.06%, 5/25/2027 (c)	600,000	653,888
Series 2018-M2, Class A2, 2.90%, 1/25/2028 (c)	750,000	813,427
Series 2019-M1, Class A2, Class A2, 3.55%, 9/25/2028 (c)	861,702	972,971
Series 2019-M18, Class A2, Class A2, 2.47%, 8/25/2029	2,000,000	2,100,179
Series 2019-M22, Class A2, Class A2, 2.52%, 8/25/2029	600,000	632,543
Series 2019-M5, Class A2, Class A2, 3.27%, 2/25/2029	500,000	550,100
Series 2019-M9, Class A2, Class A2, 2.94%, 4/25/2029	750,000	812,534
Series 2020-M20, Class A2, Class A2, 1.44%, 10/25/2029	1,500,000	1,452,673
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	188,444
Series 2020-M8, Class A2, 1.82%, 2/25/2030	964,300	960,064
TBA, 1.50%, 4/1/2036	21,000,000	21,088,620
TBA, 1.50%, 4/1/2051	27,250,000	26,340,858
TBA, 2.00%, 4/1/2036	13,469,207	13,821,561
TBA, 2.00%, 4/1/2051	24,825,000	24,774,307
TBA, 2.50%, 4/1/2036	6,250,000	6,503,938
TBA, 2.50%, 4/1/2051	30,150,000	30,936,915
TBA, 3.00%, 4/1/2051	6,035,000	6,286,539
TBA, 4.00%, 4/1/2051	4,680,000	5,021,453
Series 2013-M14, Class APT, Class APT, VRN, 2.55%, 4/25/2023 (c)	111,989	113,157
Security Description	Principal Amount	Value
Series 2017-M15, Class ATS2, Class ATS2, VRN, 3.14%, 11/25/2027 (c)	$700,000	$749,563
Series 2018-M1, Class A2, Class A2, VRN, 2.98%, 12/25/2027 (c)	130,000	141,730
Series 2020-M53, Class A2, VRN, 1.68%, 11/25/2032 (c)	750,000	705,926
Series 2021-M1, Class A2, VRN, 1.39%, 11/25/2030 (c)	61,250	58,180
Government National Mortgage Association:
2.00%, 1/20/2051	7,455,612	7,532,938
2.50%, 2/20/2043	1,633,194	1,700,433
2.50%, 12/20/2049	1,343,515	1,384,690
2.50%, 7/20/2050	4,735,138	4,886,431
2.50%, 8/20/2050	8,906,786	9,191,368
2.50%, 10/20/2050	13,027,502	13,443,745
3.00% 12/15/2042	506,908	533,969
3.00% 12/20/2042	870,104	926,318
3.00%, 2/20/2043	876,670	947,475
3.00%, 4/20/2043	743,265	790,819
3.00%, 6/20/2043	509,585	542,188
3.00%, 11/20/2044	542,754	574,426
3.00%, 12/20/2044	213,727	226,199
3.00%, 3/20/2045	236,298	249,958
3.00%, 4/20/2045	369,591	390,957
3.00%, 8/20/2045	586,155	620,042
3.00%, 1/20/2046	313,962	332,112
3.00%, 2/20/2046	4,202,471	4,471,345
3.00%, 4/20/2046	578,409	610,106
3.00%, 5/20/2046	1,301,048	1,372,346
3.00%, 6/20/2046	3,709,793	3,913,090
3.00%, 9/20/2046	1,187,670	1,252,754
3.00%, 10/20/2046	4,200,389	4,430,570
3.00%, 11/20/2046	662,902	699,229
3.00%, 1/20/2047	1,156,435	1,219,808
3.00%, 6/20/2047	393,156	413,924
3.00%, 7/20/2047	3,429,301	3,610,450
3.00%, 10/20/2047	2,398,019	2,524,692
3.00%, 11/20/2047	1,551,147	1,633,085
3.00%, 12/20/2047	1,409,922	1,484,399
3.00%, 1/20/2048	1,269,930	1,337,013
3.00%, 2/20/2048	1,476,624	1,554,625
3.00%, 3/20/2048	5,835,195	6,143,433
3.00%, 11/20/2049	10,049,521	10,543,528
3.00%, 12/20/2049	2,868,003	3,008,987
3.00%, 6/20/2050	12,063,571	12,596,676
3.00%, 7/20/2050	19,882,960	20,761,614
3.50%, 12/20/2041	805,541	871,104
3.50%, 2/15/2042	439,010	473,043
3.50%, 6/20/2042	442,364	478,425
3.50%, 1/20/2043	1,886,546	2,040,337

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 4/15/2043	$107,689	$115,015
3.50%, 4/20/2043	462,094	499,764
3.50%, 7/20/2043	1,172,875	1,268,382
3.50%, 10/20/2043	220,903	238,891
3.50%, 12/20/2043	90,773	98,165
3.50%, 1/20/2044	184,659	199,695
3.50%, 3/20/2044	177,464	191,915
3.50%, 6/20/2044	7,491,641	8,095,909
3.50%, 9/20/2044	2,737,914	2,958,751
3.50%, 10/20/2044	326,874	353,239
3.50%, 12/20/2044	242,986	262,585
3.50%, 2/20/2045	185,615	200,587
3.50%, 3/20/2045	218,617	234,756
3.50% 4/20/2045	1,408,647	1,523,849
3.50%, 6/20/2045	1,323,269	1,420,951
3.50%, 10/20/2045	5,605,612	6,019,412
3.50%, 11/20/2045	132,348	142,118
3.50%, 1/20/2046	1,695,340	1,820,488
3.50%, 3/20/2046	1,087,517	1,161,085
3.50%, 4/20/2046	6,232,906	6,654,550
3.50%, 5/20/2046	976,355	1,042,403
3.50%, 10/20/2046	609,714	650,960
3.50%, 2/20/2047	2,798,649	2,987,972
3.50%, 3/20/2047	595,888	634,433
3.50%, 5/20/2047	591,243	629,487
3.50%, 6/20/2047	361,786	385,187
3.50%, 8/20/2047	539,994	574,923
3.50%, 9/20/2047	559,161	595,330
3.50%, 10/20/2047	469,857	500,250
3.50%, 11/20/2047	1,885,963	2,007,955
3.50%, 12/20/2047	7,244,368	7,712,964
3.50%, 1/20/2048	8,953,675	9,532,837
3.50%, 2/20/2048	2,297,922	2,446,561
3.50%, 3/20/2048	3,918,749	4,172,230
3.50%, 4/20/2048	2,265,228	2,404,948
3.50%, 6/20/2048	1,347,252	1,430,351
3.50%, 2/20/2049	582,827	618,776
3.50%, 5/20/2049	442,471	467,955
3.50%, 7/20/2049	145,241	153,507
3.50%, 9/20/2049	2,244,373	2,370,572
3.50%, 12/20/2049	980,383	1,034,839
4.00%, 4/15/2040	389,450	428,805
4.00%, 6/15/2040	23,947	26,367
4.00%, 3/20/2044	67,897	74,957
4.00%, 4/20/2044	343,425	379,132
4.00%, 6/20/2044	321,865	355,331
4.00%, 8/20/2044	339,740	375,064
4.00%, 9/20/2044	273,656	302,109
4.00%, 10/20/2044	406,245	448,483
4.00%, 12/20/2044	350,365	386,793
4.00%, 2/20/2045	248,196	274,002
4.00%, 5/15/2045	217,787	238,727
4.00%, 7/20/2045	1,744,862	1,909,623
4.00%, 8/20/2045	224,122	245,285
4.00%, 9/20/2045	4,172,096	4,566,051
Security Description	Principal Amount	Value
4.00%, 10/20/2045	$325,834	$356,601
4.00%, 11/20/2045	1,181,407	1,292,963
4.00%, 4/20/2046	200,081	218,974
4.00%, 5/20/2046	74,549	81,589
4.00%, 10/20/2046	143,907	155,230
4.00%, 3/20/2047	653,002	704,381
4.00%, 4/20/2047	259,241	279,391
4.00%, 6/20/2047	1,830,722	1,973,015
4.00%, 7/20/2047	512,611	552,453
4.00%, 8/20/2047	820,663	884,449
4.00%, 9/20/2047	341,221	367,743
4.00%, 2/20/2048	2,656,425	2,862,895
4.00%, 3/20/2048	2,095,271	2,258,126
4.00%, 6/20/2048	948,548	1,019,431
4.00%, 7/20/2048	476,292	511,884
4.00%, 8/20/2048	3,825,180	4,111,026
4.00%, 9/20/2048	988,072	1,061,908
4.00%, 5/20/2049	1,651,346	1,759,624
4.00%, 7/20/2049	7,047,404	7,509,497
4.00%, 5/20/2050	3,014,128	3,211,762
4.50%, 6/15/2039	27,987	31,299
4.50%, 7/15/2039	73,006	81,647
4.50%, 4/15/2040	294,191	329,269
4.50% 6/15/2040	220,916	247,258
4.50%, 3/15/2041	114,355	127,990
4.50%, 6/15/2041	93,291	104,411
4.50%, 9/20/2041	96,788	108,429
4.50%, 12/15/2041	32,711	36,610
4.50%, 1/15/2042	75,254	84,161
4.50%, 10/20/2043	62,607	69,840
4.50%, 4/20/2044	163,135	181,983
4.50%, 6/20/2044	133,986	149,466
4.50%, 11/20/2044	353,549	394,107
4.50%, 12/20/2044	108,525	120,975
4.50%, 7/20/2045	2,086,807	2,326,200
4.50%, 8/20/2045	183,361	204,396
4.50%, 9/20/2045	90,011	100,337
4.50%, 10/20/2045	344,863	384,424
4.50%, 4/20/2046	185,290	206,546
4.50%, 9/20/2047	164,369	179,012
4.50%, 11/20/2047	739,002	804,835
4.50%, 12/20/2047	623,461	679,001
4.50%, 1/20/2048	583,555	635,540
4.50%, 6/20/2048	1,597,405	1,730,128
4.50%, 7/20/2048	911,401	987,127
4.50%, 8/20/2048	2,555,275	2,767,585
4.50%, 10/20/2048	1,318,133	1,427,652
4.50%, 1/20/2049	2,552,225	2,764,282
4.50%, 7/20/2049	2,526,418	2,727,961
5.00%, 12/15/2038	108,573	120,431
5.00% 4/15/2039	233,308	258,385
5.00%, 5/15/2039	21,737	23,824
5.00%, 11/20/2041	581,777	644,053
5.00%, 5/20/2044	109,887	124,788
5.00%, 11/20/2044	121,983	138,524

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 1/20/2048	$753,175	$833,187
5.00%, 5/20/2048	966,596	1,063,521
5.00%, 7/20/2048	128,431	140,232
5.00%, 9/20/2048	706,328	771,233
5.00%, 11/20/2048	769,345	840,042
5.00%, 1/20/2049	1,878,122	2,050,705
5.00%, 7/20/2049	349,718	381,854
5.50%, 6/15/2038	215,102	239,505
5.50%, 7/15/2038	131,297	147,178
5.50%, 2/15/2039	31,539	35,493
5.50%, 5/20/2044	160,742	181,859
6.00%, 1/15/2038	17,866	20,092
6.00%, 4/15/2038	59,367	67,928
6.00%, 6/15/2041	81,267	93,222
TBA, 2.00%, 4/1/2051	36,300,000	36,639,768
TBA, 2.50%, 4/1/2051	32,825,000	33,864,896
Tennessee Valley Authority:
0.75%, 5/15/2025	335,000	334,380
2.88%, 9/15/2024	475,000	513,546
4.63%, 9/15/2060	34,000	45,948
5.25%, 9/15/2039	1,292,000	1,770,105
5.88%, 4/1/2036	128,000	183,869
7.13%, 5/1/2030	66,000	94,977
Series A, 2.88%, 2/1/2027	286,000	311,849
Series B, 4.70%, 7/15/2033	365,000	459,794
Series E, 6.75%, 11/1/2025	115,000	144,683
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,605,149,951)		1,624,377,002
U.S. TREASURY OBLIGATIONS — 36.8%
Treasury Bonds:
1.13%, 5/15/2040	9,900,000	8,087,062
1.13%, 8/15/2040	10,300,000	8,381,625
1.25%, 5/15/2050	12,906,000	9,754,113
1.38%, 11/15/2040	9,515,000	8,101,130
1.38%, 8/15/2050	14,150,000	11,056,898
1.63%, 11/15/2050 (b)	19,235,000	16,046,198
1.88%, 2/15/2041	13,000,000	12,108,281
2.00%, 2/15/2050 (b)	10,550,000	9,661,492
2.25%, 8/15/2046	2,506,000	2,435,127
2.25%, 8/15/2049	10,370,000	10,041,077
2.38%, 11/15/2049	7,967,000	7,925,920
2.50%, 2/15/2045	3,399,000	3,473,353
2.50%, 2/15/2046	3,681,800	3,755,436
2.50%, 5/15/2046	2,850,000	2,907,445
2.75%, 8/15/2042	5,251,000	5,637,441
2.75%, 11/15/2042	15,482,000	16,604,445
2.75%, 8/15/2047	7,400,000	7,919,156
2.75%, 11/15/2047	18,200,000	19,485,375
2.88%, 5/15/2043	1,900,000	2,079,312
2.88%, 8/15/2045	3,700,000	4,043,984
2.88%, 11/15/2046	5,109,700	5,588,734
Security Description	Principal Amount	Value
2.88%, 5/15/2049	$12,436,000	$13,673,771
3.00%, 11/15/2044	1,464,000	1,633,275
3.00%, 5/15/2045	2,100,000	2,343,141
3.00%, 11/15/2045 (b)	2,900,000	3,240,297
3.00%, 2/15/2047	6,450,000	7,224,000
3.00%, 5/15/2047	10,200,000	11,428,781
3.00%, 2/15/2048	13,150,000	14,756,766
3.00%, 8/15/2048	16,450,000	18,483,117
3.00%, 2/15/2049	11,425,000	12,853,125
3.13%, 11/15/2041	2,518,000	2,869,733
3.13%, 2/15/2042	2,197,000	2,505,267
3.13%, 2/15/2043	1,240,000	1,411,663
3.13%, 8/15/2044	2,078,000	2,366,322
3.13%, 5/15/2048	13,150,000	15,101,953
3.38%, 5/15/2044	2,164,000	2,564,002
3.38%, 11/15/2048	9,310,000	11,195,275
3.50%, 2/15/2039	700,000	838,797
3.63%, 8/15/2043	3,950,000	4,851,094
3.75%, 8/15/2041	150,000	186,680
3.75%, 11/15/2043	3,762,000	4,708,966
3.88%, 8/15/2040	150,000	189,188
4.25%, 11/15/2040	400,000	529,250
4.38%, 2/15/2038	2,235,000	2,955,089
4.38%, 11/15/2039	375,000	501,211
4.38%, 5/15/2040	5,350,000	7,173,180
4.50%, 2/15/2036 (b)	502,000	664,209
4.63%, 2/15/2040	48,970,000	67,525,039
4.75%, 2/15/2037 (b)	546,000	746,740
4.75%, 2/15/2041	5,400,000	7,603,875
5.25%, 11/15/2028	262,000	333,600
5.25%, 2/15/2029	250,000	319,688
5.50%, 8/15/2028	452,000	580,608
6.13%, 11/15/2027	686,000	896,409
6.25%, 8/15/2023	300,000	342,703
6.50%, 11/15/2026 (b)	1,054,000	1,365,259
6.88%, 8/15/2025	50,000	63,109
7.13%, 2/15/2023	524,000	591,793
7.50%, 11/15/2024 (b)	6,100,000	7,632,625
Treasury Notes:
0.13%, 4/30/2022	17,400,000	17,408,156
0.13%, 5/31/2022	8,600,000	8,602,687
0.13%, 6/30/2022	13,500,000	13,502,637
0.13%, 7/31/2022	12,300,000	12,301,441
0.13%, 8/31/2022	10,150,000	10,150,000
0.13%, 9/30/2022	4,750,000	4,749,629
0.13%, 10/31/2022	7,650,000	7,649,103
0.13%, 11/30/2022	21,150,000	21,145,043
0.13%, 12/31/2022	10,600,000	10,595,445
0.13%, 1/31/2023	12,000,000	11,993,906
0.13%, 2/28/2023	9,825,000	9,818,859
0.13%, 3/31/2023	20,000,000	19,986,719
0.13%, 5/15/2023	9,637,000	9,624,954
0.13%, 7/15/2023	10,800,000	10,779,750
0.13%, 8/15/2023	15,500,000	15,464,883
0.13%, 9/15/2023	10,500,000	10,471,289

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
0.13%, 10/15/2023	$4,800,000	$4,784,625
0.13%, 1/15/2024	22,000,000	21,886,562
0.13%, 2/15/2024 (b)	23,100,000	22,975,477
0.25%, 4/15/2023	12,265,000	12,283,206
0.25%, 6/15/2023	9,060,000	9,070,617
0.25%, 11/15/2023	3,650,000	3,648,289
0.25%, 3/15/2024	2,100,000	2,094,422
0.25%, 5/31/2025	20,675,000	20,279,268
0.25%, 6/30/2025	5,675,000	5,559,727
0.25%, 7/31/2025	14,935,000	14,608,297
0.25%, 8/31/2025	26,900,000	26,273,734
0.25%, 9/30/2025	12,000,000	11,704,688
0.38%, 4/30/2025	17,250,000	17,034,375
0.38%, 11/30/2025	6,850,000	6,700,156
0.38%, 12/31/2025 (b)	21,831,000	21,319,336
0.38%, 1/31/2026	3,400,000	3,315,266
0.38%, 7/31/2027	22,250,000	21,019,297
0.38%, 9/30/2027	35,950,000	33,832,320
0.50%, 3/31/2025	1,250,000	1,241,992
0.50%, 2/28/2026 (b)	10,000,000	9,803,125
0.50%, 4/30/2027	5,322,000	5,097,894
0.50%, 6/30/2027	15,450,000	14,746,301
0.50%, 10/31/2027	23,600,000	22,353,625
0.63%, 11/30/2027	5,600,000	5,340,125
0.63%, 12/31/2027	4,700,000	4,475,281
0.63%, 5/15/2030	14,800,000	13,472,625
0.63%, 8/15/2030 (b)	23,150,000	20,983,305
0.75%, 3/31/2026	15,500,000	15,363,164
0.75%, 1/31/2028	21,000,000	20,133,750
0.88%, 11/15/2030 (b)	19,200,000	17,760,000
1.13%, 2/28/2025	31,323,000	31,910,306
1.13%, 2/28/2027	8,500,000	8,476,758
1.13%, 2/29/2028 (b)	30,000,000	29,475,000
1.13%, 2/15/2031 (b)	13,000,000	12,282,969
1.25%, 8/31/2024	11,000,000	11,286,172
1.38%, 10/15/2022	14,725,000	15,005,120
1.38%, 2/15/2023	10,447,000	10,685,322
1.38%, 6/30/2023	5,000,000	5,131,250
1.38%, 1/31/2025	34,175,000	35,162,871
1.38%, 8/31/2026	3,000,000	3,052,266
1.50%, 8/15/2022	14,250,000	14,520,527
1.50%, 9/15/2022	12,650,000	12,902,012
1.50%, 1/15/2023	12,900,000	13,210,406
1.50%, 3/31/2023	1,796,000	1,843,636
1.50%, 9/30/2024	10,000,000	10,346,094
1.50%, 10/31/2024	11,250,000	11,634,961
1.50%, 11/30/2024	11,300,000	11,684,023
1.50%, 8/15/2026	2,392,000	2,449,744
1.50%, 1/31/2027	13,400,000	13,663,812
1.50%, 2/15/2030 (b)	13,950,000	13,782,164
1.63%, 8/15/2022	1,972,000	2,012,673
1.63%, 8/31/2022	9,000,000	9,190,547
1.63%, 11/15/2022	3,964,000	4,059,229
1.63%, 12/15/2022	13,200,000	13,532,578
1.63%, 4/30/2023 (b)	1,100,000	1,132,914
Security Description	Principal Amount	Value
1.63%, 5/31/2023	$884,000	$911,211
1.63%, 10/31/2023	4,730,000	4,897,028
1.63%, 5/15/2026	300,000	309,844
1.63%, 10/31/2026	11,125,000	11,446,582
1.63%, 11/30/2026	11,700,000	12,031,805
1.63%, 8/15/2029 (b)	11,927,000	11,971,726
1.75%, 5/15/2022	3,432,000	3,495,009
1.75%, 5/31/2022	3,650,000	3,719,863
1.75%, 6/15/2022 (b)	6,675,000	6,806,936
1.75%, 6/30/2022	8,450,000	8,622,631
1.75%, 7/15/2022	13,475,000	13,759,238
1.75%, 9/30/2022	2,470,000	2,529,820
1.75%, 1/31/2023	2,100,000	2,161,113
1.75%, 6/30/2024	18,200,000	18,977,766
1.75%, 7/31/2024	2,500,000	2,608,008
1.75%, 12/31/2026 (b)	8,150,000	8,433,977
1.75%, 11/15/2029 (b)	7,000,000	7,085,312
1.88%, 4/30/2022	4,850,000	4,943,400
1.88%, 7/31/2022	8,200,000	8,392,508
1.88%, 8/31/2022	2,330,000	2,387,613
1.88%, 9/30/2022	12,160,000	12,477,775
1.88%, 10/31/2022	47,000	48,289
1.88%, 8/31/2024	2,150,000	2,251,957
1.88%, 6/30/2026	10,500,000	10,973,320
2.00%, 10/31/2022	12,450,000	12,815,719
2.00%, 11/30/2022	5,045,000	5,200,686
2.00%, 2/15/2023	9,040,000	9,350,397
2.00%, 5/31/2024	2,500,000	2,625,391
2.00%, 6/30/2024	1,125,000	1,182,041
2.00%, 2/15/2025	3,206,000	3,376,820
2.00%, 8/15/2025	200,000	210,750
2.13%, 5/15/2022	7,342,000	7,508,916
2.13%, 6/30/2022	500,000	512,539
2.13%, 12/31/2022	3,000,000	3,103,242
2.13%, 11/30/2023	2,000,000	2,098,594
2.13%, 2/29/2024	4,000,000	4,207,500
2.13%, 3/31/2024	1,200,000	1,263,281
2.13%, 7/31/2024	2,600,000	2,744,219
2.13%, 9/30/2024	1,550,000	1,637,430
2.13%, 11/30/2024	7,000,000	7,399,219
2.13%, 5/15/2025	4,549,000	4,815,188
2.13%, 5/31/2026	11,415,000	12,077,605
2.25%, 4/15/2022	9,000,000	9,202,148
2.25%, 12/31/2023	1,854,000	1,953,073
2.25%, 1/31/2024	3,600,000	3,796,875
2.25%, 4/30/2024	20,850,000	22,043,988
2.25%, 10/31/2024	10,000,000	10,610,156
2.25%, 11/15/2024	12,344,000	13,101,034
2.25%, 12/31/2024	12,350,000	13,120,910
2.25%, 11/15/2025	1,400,000	1,490,891
2.25%, 3/31/2026	550,000	585,492
2.25%, 8/15/2027	6,600,000	6,994,969
2.25%, 11/15/2027	19,050,000	20,166,211
2.38%, 1/31/2023	14,900,000	15,504,731
2.38%, 2/29/2024	13,250,000	14,033,613

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.38%, 8/15/2024	$2,955,000	$3,144,766
2.38%, 4/30/2026	13,300,000	14,242,430
2.38%, 5/15/2027	12,600,000	13,466,250
2.38%, 5/15/2029	13,250,000	14,082,266
2.50%, 3/31/2023	7,300,000	7,640,762
2.50%, 8/15/2023	2,308,000	2,432,957
2.50%, 1/31/2024	20,700,000	21,974,344
2.50%, 5/15/2024	9,694,000	10,334,713
2.50%, 1/31/2025	11,150,000	11,957,504
2.50%, 2/28/2026	14,838,000	15,978,671
2.63%, 2/28/2023	13,298,000	13,921,863
2.63%, 6/30/2023	7,700,000	8,119,891
2.63%, 12/31/2023	12,200,000	12,978,703
2.63%, 3/31/2025	3,210,000	3,460,530
2.63%, 12/31/2025	11,000,000	11,902,344
2.63%, 2/15/2029	9,650,000	10,440,094
2.75%, 7/31/2023	4,250,000	4,500,684
2.75%, 8/31/2023	17,100,000	18,139,359
2.75%, 11/15/2023	10,383,000	11,057,895
2.75%, 2/15/2024	4,618,000	4,939,095
2.75%, 6/30/2025	10,500,000	11,391,680
2.75%, 8/31/2025	6,600,000	7,168,219
2.75%, 2/15/2028	5,550,000	6,052,969
2.88%, 9/30/2023	4,900,000	5,221,562
2.88%, 10/31/2023	7,750,000	8,271,309
2.88%, 11/30/2023	11,651,000	12,454,737
2.88%, 4/30/2025	7,100,000	7,730,680
2.88%, 5/31/2025 (b)	10,200,000	11,111,625
2.88%, 7/31/2025	7,050,000	7,689,457
2.88%, 11/30/2025	6,925,000	7,570,973
2.88%, 5/15/2028	12,950,000	14,234,883
2.88%, 8/15/2028	13,300,000	14,627,922
3.00%, 9/30/2025	5,200,000	5,708,625
3.00%, 10/31/2025	2,300,000	2,526,406
3.13%, 11/15/2028	13,100,000	14,649,484
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,013,230,719)		2,038,283,919
MUNICIPAL BONDS & NOTES — 0.5%
CALIFORNIA — 0.2%
California, Bay Area Toll Authority Revenue:
2.57%, 4/1/2031	100,000	103,317
Series S1-SUB, 7.04%, 4/1/2050	100,000	164,545
California, State General Obligation:
3.38%, 4/1/2025	155,000	170,649
3.50%, 4/1/2028	200,000	223,129
4.50%, 4/1/2033	250,000	289,767
4.60%, 4/1/2038	150,000	173,240
7.30%, 10/1/2039	1,395,000	2,126,792
7.35%, 11/1/2039	110,000	168,880
7.50%, 4/1/2034	275,000	426,893
7.55%, 4/1/2039	297,000	479,788
Security Description	Principal Amount	Value
7.63%, 3/1/2040	$90,000	$144,330
California, State University, Revenue:
Series B, 2.98%, 11/1/2051	250,000	245,052
Series B, 3.90%, 11/1/2047	100,000	112,725
City of San Francisco CA Public Utilities Commission Water Revenue:
Series A, 3.30%, 11/1/2039	55,000	58,148
Series E, 2.83%, 11/1/2041	250,000	251,971
Los Angeles Community College District:
1.61%, 8/1/2028	250,000	248,137
1.81%, 8/1/2030	250,000	244,051
2.11%, 8/1/2032	250,000	245,668
Los Angeles, CA, Department of Water & Power Revenue:
6.57%, 7/1/2045	150,000	233,497
6.60%, 7/1/2050	260,000	421,537
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	150,000	198,356
Series RY, 6.76%, 7/1/2034	250,000	353,130
Regents, University of California Medical Center Pooled, Revenue:
Series N, 3.01%, 5/15/2050	150,000	144,075
Series N, 3.26%, 5/15/2060	150,000	149,657
Series N, 3.71%, 5/15/2120	150,000	143,917
Riverside, CA, Taxable Pension Obligation, Revenue Series A, 3.86%, 6/1/2045	50,000	51,408
San Diego County Regional Transportation Commission Series A, 3.25%, 4/1/2048	100,000	102,559
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue Series F-2, 6.26%, 4/1/2049	235,000	363,081
State of California Department of Water Res. Power Supply Revenue Series P, 2.00%, 5/1/2022	169,000	172,309
University of California, Revenue:
Series AD, 4.86%, 5/15/2112	450,000	568,895
Series AQ, 4.77%, 5/15/2115	75,000	93,149
Series AX, 3.06%, 7/1/2025	100,000	108,770
Series BD, 3.35%, 7/1/2029	300,000	331,183
		9,312,605
CONNECTICUT — 0.0% (a)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	119,515

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
FLORIDA — 0.0% (a)
County of Broward FL Airport System Revenue Series C, 3.48%, 10/1/2043	$200,000	$205,708
State Board of Administration Finance Corp.:
Series A, 1.26%, 7/1/2025	150,000	151,391
Series A, 1.71%, 7/1/2027	150,000	150,551
Series A, 2.15%, 7/1/2030	150,000	149,878
		657,528
GEORGIA — 0.0% (a)
City of Atlanta GA Water & Wastewater Revenue 2.26%, 11/1/2035	150,000	149,676
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	172,000	246,046
6.66%, 4/1/2057	97,000	139,814
7.06%, 4/1/2057	296,000	411,754
		947,290
ILLINOIS — 0.1%
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	500,000	609,642
Chicago Transit Authority, Revenue Series B, 6.90%, 12/1/2040	70,000	97,807
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	75,000	99,766
City of Chicago IL Series B, 7.75%, 1/1/2042	41,000	51,310
Sales Tax Securitization Corp., Revenue:
Series A, 4.64%, 1/1/2040	100,000	119,839
Series A, 4.79%, 1/1/2048	100,000	122,121
Series B, 3.82%, 1/1/2048	100,000	105,830
State of Illinois:
4.95%, 6/1/2023	212,727	220,714
5.10%, 6/1/2033	670,000	754,328
7.35%, 7/1/2035	500,000	620,864
		2,802,221
KANSAS — 0.0% (a)
Kansas Development Finance Authority, Revenue Series H, 4.93%, 4/15/2045	50,000	62,220
MARYLAND — 0.0% (a)
Maryland Health & Higher Educational Facilities Authority, Revenue:
Series D, 3.05%, 7/1/2040	200,000	194,934
Series D, 3.20%, 7/1/2050	200,000	192,934
		387,868
Security Description	Principal Amount	Value
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts:
4.91%, 5/1/2029	$100,000	$122,661
5.46%, 12/1/2039	400,000	541,170
Series H, 2.90%, 9/1/2049	65,000	63,964
Commonwealth of Massachusetts Transportation Fund Revenue 5.73%, 6/1/2040	50,000	66,296
Massachusetts School Building Authority:
Series B, 3.40%, 10/15/2040	85,000	89,211
Series C, 2.95%, 5/15/2043	400,000	400,138
		1,283,440
MICHIGAN — 0.0% (a)
Michigan Finance Authority 3.38%, 12/1/2040	35,000	36,951
Michigan State Building Authority Series II, 2.71%, 10/15/2040	300,000	291,729
University of Michigan, Revenue:
Series B, 2.44%, 4/1/2040	200,000	192,493
Series B, 2.56%, 4/1/2050	500,000	474,021
		995,194
MISSISSIPPI — 0.0% (a)
Mississippi, State General Obligation 5.25%, 11/1/2034	100,000	127,636
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri, Revenue 3.65%, 8/15/2057	285,000	323,173
NEBRASKA — 0.0% (a)
University of Nebraska Facilities Corp. Series A, 3.04%, 10/1/2049	100,000	100,375
NEW JERSEY — 0.0% (a)
New Jersey Economic Development Authority, Revenue Series A, 7.43%, 2/15/2029 (h)	275,000	351,770
New Jersey Transportation Trust Fund Authority:
4.08%, 6/15/2039	400,000	420,467
4.13%, 6/15/2042	320,000	334,335
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	325,000	497,569
Rutgers, State University of New Jersey, Revenue:
5.67%, 5/1/2040	205,000	273,914
Series P, 3.92%, 5/1/2119	100,000	103,045

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series R, 3.27%, 5/1/2043	$35,000	$36,323
		2,017,423
NEW YORK — 0.1%
New York State Dormitory Authority:
5.63%, 3/15/2039	105,000	131,473
Series B, 3.14%, 7/1/2043	250,000	241,121
Series F, 3.11%, 2/15/2039	135,000	137,446
Series F, 3.19%, 2/15/2043	135,000	137,837
New York State Thruway Authority:
Series M, 2.90%, 1/1/2035	50,000	51,798
Series M, 3.50%, 1/1/2042	50,000	51,307
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	303,148
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	130,632
New York, NY, General Obligation:
5.52%, 10/1/2037	85,000	110,521
Series A2, 5.21%, 10/1/2031	100,000	120,429
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	150,000	204,878
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	250,000	274,661
Port Authority of New York & New Jersey, Revenue:
3.18%, 7/15/2060	395,000	374,035
4.03%, 9/1/2048	350,000	399,153
4.93%, 10/1/2051	220,000	286,890
Series 192, 4.81%, 10/15/2065	150,000	193,250
Series 20, 4.23%, 10/15/2057	125,000	147,813
Series 21, 3.29%, 8/1/2069	500,000	487,272
Series AAA, 1.09%, 7/1/2023	250,000	253,723
Westchester County Local Development Corp. 3.85%, 11/1/2050 (g)	180,000	184,343
		4,221,730
OHIO — 0.0% (a)
JobsOhio Beverage System Series A, 2.83%, 1/1/2038	50,000	50,741
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	100,000	129,435
Security Description	Principal Amount	Value
Ohio, American Municipal Power, Inc. Revenue Series B, 8.08%, 2/15/2050	$200,000	$343,939
		524,115
OREGON — 0.0% (a)
Oregon School Boards Association Series B, 5.68%, 6/30/2028 (h)	100,000	120,115
Port of Morrow, OR, Oregon Transmission Facilities, Revenue 2.54%, 9/1/2040	200,000	191,286
		311,401
PENNSYLVANIA — 0.0% (a)
Pennsylvania State University, Revenue:
Series D, 2.79%, 9/1/2043	250,000	249,603
Series D, 2.84%, 9/1/2050	250,000	240,671
Pennsylvania, Turnpike Commission Revenue Series B, 5.51%, 12/1/2045	75,000	100,863
State Public School Building Authority, Revenue 5.00%, 9/15/2027	95,000	112,357
University of Pittsburgh-of the Commonwealth System of Higher Education 3.56%, 9/15/2119	200,000	188,084
		891,578
TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series B, 4.05%, 7/1/2026	10,000	11,071
TEXAS — 0.1%
City of Houston TX:
3.96%, 3/1/2047	700,000	792,431
6.29%, 3/1/2032	90,000	112,339
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	165,000	223,812
Dallas/Fort Worth TX International Airport Revenue:
Series A, 2.99%, 11/1/2038	100,000	101,303
Series A, 3.14%, 11/1/2045	100,000	99,769
Series C, 2.92%, 11/1/2050	40,000	38,010
Series C, 3.09%, 11/1/2040	60,000	59,326
Grand Parkway Transportation Corp. 3.24%, 10/1/2052	185,000	186,002

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	$50,000	$79,267
San Antonio, TX, Public Service Board, Revenue 5.99%, 2/1/2039	75,000	104,051
State of Texas 3.21%, 4/1/2044	150,000	156,572
Texas Private Activity Bond Surface Transportation Corp. 3.92%, 12/31/2049	300,000	316,293
Texas, State General Obligation 5.52%, 4/1/2039	100,000	139,691
Texas, State Transportation Commission Revenue Series B-BUILD, 5.18%, 4/1/2030	110,000	134,145
Texas, StateTransportation Commission General Obligation:
2.47%, 10/1/2044	200,000	188,989
2.56%, 4/1/2042	120,000	117,205
University of Texas System, Revenue:
Series A, 3.35%, 8/15/2047	100,000	109,562
Series B, 2.44%, 8/15/2049	50,000	45,839
		3,004,606
VIRGINIA — 0.0% (a)
University of Virginia, Revenue:
2.26%, 9/1/2050	90,000	78,810
Series A, 3.23%, 9/1/2119	350,000	303,534
		382,344
WASHINGTON — 0.0% (a)
Washington, State General Obligation 5.14%, 8/1/2040	200,000	270,269
WISCONSIN — 0.0% (a)
State of Wisconsin, Revenue Series C, 3.15%, 5/1/2027	160,000	175,654
TOTAL MUNICIPAL BONDS & NOTES (Cost $26,859,970)		28,929,256
MORTGAGE-BACKED SECURITIES — 1.2%
BANK 2017-BNK4 Series 2017-BNK4, Class A3, Class A3, 3.36%, 5/15/2050	200,000	215,850
BANK 2017-BNK6 Series 2017-BNK6, Class ASB, Class ASB, 3.29%, 7/15/2060	430,000	461,466
BANK 2017-BNK7 Series 2017-BNK7, Class A4, Class A4, 3.18%, 9/15/2060	300,000	320,382
Security Description	Principal Amount	Value
BANK 2017-BNK9 Series 2017-BNK9, Class A4, 3.54%, 11/15/2054	$255,000	$278,902
BANK 2018-BNK13 Series 2018-BN13, Class A5, Class A5, 4.22%, 8/15/2061 (c)	390,000	441,360
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	286,660	325,231
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	400,000	459,088
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	546,771
BANK 2019-BNK24 Series 2019-BN24, Class A3, 2.96%, 11/15/2062	1,000,000	1,047,007
BANK 2020-BNK25 Series 2020-BN25, Class A5, Class A5, 2.65%, 1/15/2063	600,000	614,402
BANK 2020-BNK28 Series 2020-BN28, Class A4, 1.84%, 3/15/2063	300,000	285,906
BANK 2020-BNK29 Series 2020-BN29, Class A4, 2.00%, 11/15/2053	1,000,000	962,599
BANK 2021-BNK32 Series 2021-BN32, Class A5, 2.64%, 4/15/2054	500,000	508,789
Barclays Commercial Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	500,000	546,424
Series 2019-C5, Class A4, Class A4, 3.06%, 11/15/2052	500,000	526,955
BBCMS Mortgage Trust Series 2020-C8, Class A5, 2.04%, 10/15/2053	750,000	727,731
Benchmark Mortgage Trust:
Series 2020-B21, Class A5, 1.98%, 12/17/2053	500,000	482,019
Series 2021-B24, Class A5, 2.58%, 3/15/2054	600,000	607,414
BENCHMARK Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	695,000	773,393
Series 2018-B3, Class A5, 4.03%, 4/10/2051	350,000	392,948
Series 2018-B6, Class A4, Class A4, 4.26%, 10/10/2051	300,000	341,145

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-B13, Class A4, Class A4, 2.95%, 8/15/2057	$1,000,000	$1,046,706
Series 2019-B9, Class A5, Class A5, 4.02%, 3/15/2052	342,857	384,522
Series 2020-B16, Class A5, 2.73%, 2/15/2053	400,000	411,877
Series 2020-B18, Class A5, 1.93%, 7/15/2053	366,146	353,499
Series 2020-B19, Class A5, 1.85%, 9/15/2053	500,000	480,346
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	1,500,000	1,556,539
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, Class A3, 3.87%, 1/10/2048	350,000	384,428
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, Class A4, 3.02%, 9/10/2045	460,555	472,455
Series 2014-GC25, Class A3, Class A3, 3.37%, 10/10/2047	500,000	531,626
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	1,200,000	1,318,102
Series 2017-P8, Class A4, Class A4, 3.47%, 9/15/2050	500,000	544,611
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	1,500,000	1,562,786
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	750,000	790,649
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	300,000	308,294
COMM Mortgage Trust:
Series 2012-CR3, Class A3, Class A3, 2.82%, 10/15/2045	488,940	499,570
Series 2013-CR8, Class A4, 3.33%, 6/10/2046	282,405	295,816
Series 2014-CR14, Class A3, 3.96%, 2/10/2047	500,000	536,673
Series 2014-UBS3, Class A4, Class A4, 3.82%, 6/10/2047	500,000	542,046
Security Description	Principal Amount	Value
Series 2015-CR24, Class A5, Class A5, 3.70%, 8/10/2048	$500,000	$545,588
Series 2015-LC21, Class A3, Class A3, 3.45%, 7/10/2048	455,000	490,177
Series 2016-CR28, Class A4, Class A4, 3.76%, 2/10/2049	616,000	678,428
Series 2017-COR2, Class A3, Class A3, 3.51%, 9/10/2050	650,000	706,780
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	1,129,711
Series 2019-GC44, Class A5, Class A5, 2.95%, 8/15/2057	500,000	523,201
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, Class A4, 3.39%, 6/15/2050	500,000	539,363
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	500,000	541,740
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	500,000	569,974
Series 2018-CX12, Class A4, Class A4, 4.22%, 8/15/2051 (c)	500,000	564,914
Series 2019-C17, Class A5, 3.02%, 9/15/2052	1,000,000	1,048,762
GS Mortgage Securities Trust:
Series 2015-GC30, Class A4, Class A4, 3.38%, 5/10/2050	1,600,000	1,727,445
Series 2017-GS5, Class A3, Class A3, 3.41%, 3/10/2050	1,000,000	1,081,051
Series 2017-GS6, Class A3, Class A3, 3.43%, 5/10/2050	500,000	543,128
Series 2017-GS7, Class A4, Class A4, 3.43%, 8/10/2050	500,000	541,826
Series 2019-GC42, Class A4, 3.00%, 9/1/2052	1,000,000	1,053,068
Series 2019-GC38, Class A4, Class A4, VRN, 3.97%, 2/10/2052	750,000	839,595
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-C10, Class A5, Class A5, 3.14%, 12/15/2047	491,190	511,361

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2013-C16, Class AS, Class AS, 4.52%, 12/15/2046	$1,000,000	$1,078,947
Series 2015-JP1, Class AS, Class AS, VRN, 4.12%, 1/15/2049 (c)	1,250,000	1,369,330
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class A3A1, Class A3A1, 3.54%, 9/15/2047	442,553	473,474
Series 2014-C22, Class A4, Class A4, 3.80%, 9/15/2047	1,500,000	1,623,994
Series 2015-C29, Class A4, 3.61%, 5/15/2048	220,000	239,288
Series 2017-C7, Class A5, Class A5, 3.41%, 10/15/2050	500,000	543,638
Series 2015-C29, Class B, Class B, VRN, 4.12%, 5/15/2048 (c)	500,000	527,673
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C5, Class ASB, Class ASB, 3.49%, 3/15/2050	500,000	539,891
Series 2020-COR7, Class A5, 2.18%, 5/13/2053	650,000	641,731
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.08%, 7/15/2046 (c)	614,000	649,655
Series 2013-C11, Class A3, Class A3, 3.96%, 8/15/2046	479,162	496,831
Series 2013-C7, Class B, Class B, 3.77%, 2/15/2046	500,000	507,166
Series 2015-C20, Class A4, 3.25%, 2/15/2048	500,000	536,920
Series 2015-C23, Class A3, Class A3, 3.45%, 7/15/2050	486,368	523,896
Series 2015-C23, Class A4, Class A4, 3.72%, 7/15/2050	800,000	872,903
Series 2015-C26, Class A5, Class A5, 3.53%, 10/15/2048	1,000,000	1,085,134
Series 2013-C10, Class A3, Class A3, VRN, 3.97%, 7/15/2046 (c)	452,121	477,150
Morgan Stanley Capital I Series 2017-HR2, Class A4, Class A4, 3.59%, 12/15/2050	750,000	817,641
Security Description	Principal Amount	Value
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class A3, Class A3, 3.54%, 12/15/2048	$500,000	$530,229
Series 2018-H3, Class A5, Class A5, 4.18%, 7/15/2051	742,000	838,152
Series 2019-L3, Class A4, Class A4, 3.13%, 11/15/2052	500,000	528,558
Series 2020-HR8, Class A4, 2.04%, 7/15/2053	500,000	485,654
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, Class A4, 3.56%, 10/15/2050	325,000	354,414
Series 2017-C7, Class A4, Class A4, 3.68%, 12/15/2050	500,000	550,400
Series 2018-C14, Class A3, Class A3, 4.18%, 12/15/2051	1,000,000	1,115,367
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	332,874
Series 2019-C17, Class ASB, 2.87%, 10/15/2052	400,000	423,773
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	400,000	415,344
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class AS, Class AS, 4.02%, 8/15/2050	500,000	530,476
Series 2015-LC22, Class ASB, Class ASB, 3.57%, 9/15/2058	482,165	511,599
Series 2015-P2, Class A4, Class A4, 3.81%, 12/15/2048	1,335,000	1,472,546
Series 2016-C36, Class A4, 3.07%, 11/15/2059	500,000	531,421
Series 2017-C38, Class A5, Class A5, 3.45%, 7/15/2050	500,000	544,377
Series 2017-C41, Class A4, Class A4, 3.47%, 11/15/2050	300,000	325,154
Series 2017-C42, Class A3, Class A3, 3.33%, 12/15/2050	500,000	537,476

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-C45, Class A4, Class A4, 4.18%, 6/15/2051	$500,000	$562,967
Series 2019-C49, Class A5, Class A5, 4.02%, 3/15/2052	800,000	893,765
Series 2019-C52, Class A5, 2.89%, 8/15/2052	1,000,000	1,040,832
Series 2019-C53, Class A4, 3.04%, 10/15/2052	800,000	841,115
Series 2020-C56, Class A5, Class A5, 2.45%, 6/15/2053	148,500	149,296
WFRBS Commercial Mortgage Trust:
Series 2012-C9, Class A3, Class A3, 2.87%, 11/15/2045	174,549	179,471
Series 2014-C19, Class AS, Class AS, 4.27%, 3/15/2047	638,000	691,213
Series 2013-C16, Class B, Class B, VRN, 5.01%, 9/15/2046 (c)	2,000,000	2,082,013
Series 2014-LC14, Class B, Class B, VRN, 4.91%, 3/15/2047 (c)	500,000	546,733
TOTAL MORTGAGE-BACKED SECURITIES (Cost $64,286,753)		66,542,920
	Shares
SHORT-TERM INVESTMENTS — 8.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (i) (j)	256,038,405	256,115,216
State Street Navigator Securities Lending Portfolio II (k) (l)	218,655,564	218,655,564
TOTAL SHORT-TERM INVESTMENTS (Cost $474,754,506)		474,770,780
TOTAL INVESTMENTS — 108.1% (Cost $5,905,018,071)		5,983,048,618
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%		(449,847,046)
NET ASSETS — 100.0%		$5,533,201,572

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2021. Maturity date shown is the final maturity.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Bond is insured by Assured Guaranty Municipal Corp., representing less than 0.05% of net assets.
(h)	Bond is insured by National Public Finance Guaranty Corp., representing less than 0.05% of net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at March 31, 2021.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
EMTN	Euro Medium Term Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,524,509,059	$—	$1,524,509,059
Asset-Backed Securities	—	17,534,937	—	17,534,937
Foreign Government Obligations	—	208,100,745	—	208,100,745
U.S. Government Agency Obligations	—	1,624,377,002	—	1,624,377,002
U.S. Treasury Obligations	—	2,038,283,919	—	2,038,283,919
Municipal Bonds & Notes	—	28,929,256	—	28,929,256
Mortgage-Backed Securities	—	66,542,920	—	66,542,920
Short-Term Investments	474,770,780	—	—	474,770,780
TOTAL INVESTMENTS	$474,770,780	$5,508,277,838	$—	$5,983,048,618
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	250,021,887	$250,121,896	$1,147,980,721	$1,141,969,984	$37,881	$(55,298)	256,038,405	$256,115,216	$184,544
State Street Navigator Securities Lending Portfolio II	403,278,489	403,278,489	931,388,288	1,116,011,213	—	—	218,655,564	218,655,564	306,374
Total		$653,400,385	$2,079,369,009	$2,257,981,197	$37,881	$(55,298)		$474,770,780	$490,918
See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
ADVERTISING — 0.2%
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$100,000	$97,678
3.38%, 3/1/2041 (a)	70,000	68,378
Omnicom Group, Inc.:
2.45%, 4/30/2030	50,000	49,559
4.20%, 6/1/2030	125,000	140,520
Omnicom Group, Inc./Omnicom Capital, Inc. 3.63%, 5/1/2022	86,000	89,014
WPP Finance 2010:
3.63%, 9/7/2022	119,000	124,156
3.75%, 9/19/2024	50,000	54,538
		623,843
AEROSPACE & DEFENSE — 2.1%
Boeing Co.:
1.43%, 2/4/2024	135,000	135,224
1.95%, 2/1/2024 (a)	161,000	165,072
2.20%, 2/4/2026	200,000	199,406
2.60%, 10/30/2025 (a)	43,000	44,221
2.75%, 2/1/2026	50,000	51,371
2.80%, 3/1/2024	15,000	15,657
2.80%, 3/1/2027	216,000	220,102
2.95%, 2/1/2030 (a)	25,000	24,728
3.10%, 5/1/2026	365,000	381,677
3.25%, 2/1/2028	50,000	51,777
3.25%, 2/1/2035	25,000	24,179
3.50%, 3/1/2039	25,000	24,063
3.63%, 2/1/2031	30,000	31,374
3.75%, 2/1/2050	125,000	119,386
3.85%, 11/1/2048	63,000	60,891
3.90%, 5/1/2049	115,000	111,608
4.88%, 5/1/2025	125,000	139,284
5.04%, 5/1/2027	100,000	114,002
5.15%, 5/1/2030	250,000	287,910
5.71%, 5/1/2040	70,000	85,675
5.81%, 5/1/2050	100,000	126,495
5.88%, 2/15/2040	515,000	629,721
General Dynamics Corp.:
2.13%, 8/15/2026	150,000	155,715
2.25%, 11/15/2022	122,000	125,235
2.63%, 11/15/2027	37,000	39,100
3.50%, 5/15/2025	15,000	16,421
3.63%, 4/1/2030	100,000	110,744
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	170,000	159,455
3.85%, 6/15/2023	8,000	8,545
3.85%, 12/15/2026	119,000	131,698
4.40%, 6/15/2028	200,000	226,818
5.05%, 4/27/2045	38,000	47,483
Lockheed Martin Corp.:
1.85%, 6/15/2030	20,000	19,493
Security Description	Principal Amount	Value
2.80%, 6/15/2050	$120,000	$113,555
3.80%, 3/1/2045	447,000	495,803
4.07%, 12/15/2042	73,000	85,269
Northrop Grumman Corp. 3.20%, 2/1/2027	365,000	394,474
Raytheon Technologies Corp.:
2.50%, 12/15/2022	150,000	154,299
4.15%, 5/15/2045	497,000	554,200
4.63%, 11/16/2048	179,000	216,570
4.88%, 10/15/2040	104,000	126,554
5.70%, 4/15/2040	8,000	10,614
6.13%, 7/15/2038	240,000	329,534
Teledyne Technologies, Inc.:
0.65%, 4/1/2023	50,000	49,971
0.95%, 4/1/2024	50,000	49,804
1.60%, 4/1/2026	50,000	49,605
2.25%, 4/1/2028	50,000	49,767
2.75%, 4/1/2031	50,000	49,971
		6,814,520
AGRICULTURE — 1.4%
Altria Group, Inc.:
2.35%, 5/6/2025	10,000	10,372
2.45%, 2/4/2032	300,000	285,096
3.40%, 2/4/2041	85,000	78,838
3.70%, 2/4/2051	100,000	91,211
3.88%, 9/16/2046	50,000	48,619
4.00%, 2/4/2061	75,000	69,704
4.50%, 5/2/2043	287,000	302,320
4.80%, 2/14/2029	168,000	192,798
5.80%, 2/14/2039	35,000	42,782
5.95%, 2/14/2049	120,000	149,797
Archer-Daniels-Midland Co. 2.50%, 8/11/2026	438,000	461,928
BAT Capital Corp.:
2.26%, 3/25/2028	25,000	24,588
3.56%, 8/15/2027	285,000	303,314
3.73%, 9/25/2040	57,000	54,273
4.70%, 4/2/2027	425,000	478,767
4.76%, 9/6/2049	25,000	25,829
5.28%, 4/2/2050	25,000	27,701
BAT International Finance PLC 1.67%, 3/25/2026	125,000	123,706
Bunge, Ltd. Finance Corp.:
3.75%, 9/25/2027 (a)	222,000	243,279
4.35%, 3/15/2024	18,000	19,732
Philip Morris International, Inc.:
1.13%, 5/1/2023	125,000	126,913
1.50%, 5/1/2025	115,000	116,611
2.10%, 5/1/2030	10,000	9,686
2.50%, 11/2/2022	15,000	15,491
2.75%, 2/25/2026	140,000	148,945
3.88%, 8/21/2042	43,000	45,479
4.25%, 11/10/2044	225,000	250,834
4.88%, 11/15/2043	175,000	210,556

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Reynolds American, Inc.:
4.45%, 6/12/2025	$350,000	$388,486
5.85%, 8/15/2045	184,000	215,887
		4,563,542
AIRLINES — 0.4%
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	40,475	40,480
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	24,656	24,876
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	66,210	66,067
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	16,258	16,721
Delta Air Lines 2007-1 Class A Pass Through Trust Series 071A, 6.82%, 2/10/2024	5,054	5,269
Delta Air Lines 2020-1 Pass Through Trust Series AA, Class AA, 2.00%, 12/10/2029	48,505	48,596
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	140,000	151,670
Southwest Airlines Co.:
2.63%, 2/10/2030	25,000	24,611
5.13%, 6/15/2027	65,000	74,785
5.25%, 5/4/2025	162,000	184,308
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	40,007	41,314
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	34,523	35,892
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	8,426	8,990
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	166,504	162,681
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 7/15/2027	225,000	233,627
Security Description	Principal Amount	Value
United Airlines 2020-1 Pass Through Trust Series 2020-1, Class A, 5.88%, 4/15/2029	$156,132	$172,707
		1,292,594
APPAREL — 0.4%
NIKE, Inc.:
2.40%, 3/27/2025	25,000	26,333
2.85%, 3/27/2030	15,000	15,789
3.25%, 3/27/2040	25,000	26,270
3.38%, 3/27/2050	115,000	120,946
PVH Corp. 4.63%, 7/10/2025	130,000	143,237
Ralph Lauren Corp.:
1.70%, 6/15/2022	125,000	126,911
2.95%, 6/15/2030	125,000	129,157
Tapestry, Inc. 3.00%, 7/15/2022	139,000	141,997
VF Corp.:
2.05%, 4/23/2022	15,000	15,243
2.40%, 4/23/2025	350,000	365,057
2.95%, 4/23/2030	30,000	31,065
		1,142,005
AUTO MANUFACTURERS — 1.6%
American Honda Finance Corp.:
1.95%, 5/20/2022	138,000	140,451
Series GMTN, 3.55%, 1/12/2024	50,000	53,972
Series MTN, 0.55%, 7/12/2024 (a)	115,000	114,125
Series MTN, 0.65%, 9/8/2023	140,000	140,245
Series MTN, 0.88%, 7/7/2023	15,000	15,110
Series MTN, 1.20%, 7/8/2025	100,000	99,669
Series MTN, 1.95%, 5/10/2023	15,000	15,450
Series MTN, 2.00%, 3/24/2028 (a)	45,000	44,944
Series MTN, 2.15%, 9/10/2024 (a)	21,000	21,915
Series MTN, 2.35%, 1/8/2027	100,000	103,543
Series MTN, 2.40%, 6/27/2024	67,000	70,398
Series MTN, 2.90%, 2/16/2024	100,000	106,242
Cummins, Inc. 3.65%, 10/1/2023	266,000	285,479
General Motors Co.:
4.88%, 10/2/2023	413,000	452,441
5.00%, 10/1/2028	25,000	28,658

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.40%, 10/2/2023	$315,000	$349,140
5.40%, 4/1/2048	80,000	94,843
6.13%, 10/1/2025	50,000	58,900
6.60%, 4/1/2036	280,000	362,984
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	150,000	147,226
1.70%, 8/18/2023 (a)	115,000	117,222
2.35%, 1/8/2031 (a)	150,000	143,290
2.70%, 8/20/2027	25,000	25,532
2.75%, 6/20/2025	25,000	26,083
3.50%, 11/7/2024	65,000	69,774
3.60%, 6/21/2030	50,000	52,745
3.70%, 5/9/2023	127,000	133,844
4.00%, 1/15/2025	110,000	119,582
4.35%, 4/9/2025	49,000	53,864
4.35%, 1/17/2027	200,000	221,976
5.10%, 1/17/2024	15,000	16,595
PACCAR Financial Corp.:
Series MTN, 0.35%, 8/11/2023	40,000	39,942
Series MTN, 0.35%, 2/2/2024	80,000	79,645
Series MTN, 0.80%, 6/8/2023	5,000	5,045
Series MTN, 1.80%, 2/6/2025	20,000	20,464
Series MTN, 1.90%, 2/7/2023	15,000	15,423
Series MTN, 2.30%, 8/10/2022	15,000	15,399
Toyota Motor Corp. 2.16%, 7/2/2022	62,000	63,427
Toyota Motor Credit Corp.:
3.65%, 1/8/2029 (a)	27,000	29,943
Series GMTN, 2.70%, 1/11/2023	25,000	26,025
Series GMTN, 3.45%, 9/20/2023	363,000	389,114
Series MTN, 0.35%, 10/14/2022 (a)	50,000	50,025
Series MTN, 0.80%, 10/16/2025	50,000	49,149
Series MTN, 1.15%, 5/26/2022	65,000	65,690
Series MTN, 1.15%, 8/13/2027	60,000	58,136
Series MTN, 1.35%, 8/25/2023	200,000	204,106
Series MTN, 1.65%, 1/10/2031 (a)	100,000	94,359
Series MTN, 2.00%, 10/7/2024 (a)	50,000	52,091
Series MTN, 2.15%, 2/13/2030 (a)	25,000	24,841
Series MTN, 2.90%, 3/30/2023	205,000	215,061
Security Description	Principal Amount	Value
Series MTN, 3.00%, 4/1/2025	$10,000	$10,718
Series MTN, 3.38%, 4/1/2030	5,000	5,430
		5,200,275
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 4.25%, 1/15/2026	38,000	42,754
BorgWarner, Inc.:
2.65%, 7/1/2027	15,000	15,588
4.38%, 3/15/2045	69,000	73,908
Lear Corp. 4.25%, 5/15/2029	50,000	55,387
Magna International, Inc. 4.15%, 10/1/2025	38,000	42,560
		230,197
BANKS — 19.5%
Australia & New Zealand Banking Group, Ltd. Series MTN, 2.63%, 11/9/2022	100,000	103,690
Banco Bilbao Vizcaya Argentaria SA 0.88%, 9/18/2023	400,000	401,336
Banco Santander SA:
2.71%, 6/27/2024	300,000	316,830
2.75%, 5/28/2025	440,000	460,271
3.50%, 4/11/2022	325,000	334,711
Bank of America Corp.:
6.11%, 1/29/2037	446,000	589,692
7.75%, 5/14/2038	200,000	307,718
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (b)	347,000	361,092
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (b)	145,000	157,843
SOFR + 2.15%, 2.59%, 4/29/2031 (b)	150,000	149,526
Series GMTN, 3.50%, 4/19/2026	503,000	551,308
Series L, 3.95%, 4/21/2025	15,000	16,444
Series MTN, 2.50%, 10/21/2022	350,000	354,105
Series MTN, 4.00%, 4/1/2024	432,000	472,612
Series MTN, 4.00%, 1/22/2025	187,000	204,556
Series MTN, 4.20%, 8/26/2024	115,000	126,775
Series MTN, 4.45%, 3/3/2026	300,000	337,038
Series MTN, 5.00%, 1/21/2044	383,000	475,085

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 5.88%, 2/7/2042	$200,000	$271,668
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (b)	25,000	25,623
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (b)	25,000	26,193
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (b)	500,000	535,430
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (b)	200,000	214,762
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (b)	125,000	124,138
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (b)	125,000	138,258
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (b)	225,000	231,318
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (b)	133,000	153,413
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (b)	125,000	146,036
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (b)	200,000	222,944
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (b)	200,000	197,278
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (b)	200,000	199,308
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (b)	100,000	94,073
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (b)	50,000	45,689
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (b)	100,000	93,716
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b)	550,000	551,716
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (b)	200,000	200,438
Bank of Montreal:
0.45%, 12/8/2023	70,000	69,752
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (b)	55,000	60,414
Series MTN, 2.05%, 11/1/2022	160,000	164,363
Series MTN, 2.50%, 6/28/2024	15,000	15,837
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (b)	50,000	48,638
Security Description	Principal Amount	Value
Bank of New York Mellon Corp.:
Series MTN, 0.75%, 1/28/2026 (a)	$250,000	$244,775
Series MTN, 1.65%, 1/28/2031 (a)	250,000	237,817
Series MTN, 1.85%, 1/27/2023	20,000	20,579
Series MTN, 2.45%, 8/17/2026 (a)	200,000	210,146
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (b)	402,000	441,858
Bank of Nova Scotia:
0.55%, 9/15/2023	50,000	50,025
1.05%, 3/2/2026	100,000	98,392
1.30%, 6/11/2025	150,000	150,189
1.63%, 5/1/2023	221,000	226,702
2.00%, 11/15/2022	100,000	102,714
2.70%, 8/3/2026 (a)	25,000	26,492
3.40%, 2/11/2024	100,000	107,531
BankUnited, Inc. 5.13%, 6/11/2030	25,000	28,171
Barclays Bank PLC 1.70%, 5/12/2022	15,000	15,211
Barclays PLC:
3.65%, 3/16/2025	233,000	251,290
5.20%, 5/12/2026	700,000	791,084
1 year CMT + 0.80%, 1.01%, 12/10/2024 (b)	200,000	200,060
1 year CMT + 1.20%, 2.67%, 3/10/2032 (b)	200,000	195,306
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (b)	15,000	16,066
1 year CMT + 1.70%, 3.81%, 3/10/2042 (b)	200,000	195,454
5 year CMT + 2.90%, 3.56%, 9/23/2035 (a) (b)	200,000	200,626
BBVA USA Series BKNT, 2.88%, 6/29/2022	65,000	66,845
BPCE SA:
4.00%, 4/15/2024	15,000	16,440
Series MTN, 3.38%, 12/2/2026	75,000	81,717
Canadian Imperial Bank of Commerce:
0.95%, 6/23/2023	260,000	262,418
3.10%, 4/2/2024	25,000	26,648
Series BKNT, 3.50%, 9/13/2023	206,000	221,287
Citigroup, Inc.:
2.75%, 4/25/2022	205,000	209,854
3.20%, 10/21/2026	1,110,000	1,193,772
3.88%, 3/26/2025	33,000	35,923
4.13%, 7/25/2028	556,000	613,663
4.45%, 9/29/2027	250,000	281,175

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 3/9/2026	$292,000	$329,099
6.68%, 9/13/2043	519,000	761,238
8.13%, 7/15/2039	165,000	270,800
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (b)	350,000	375,221
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (b)	240,000	258,881
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	477,000	522,191
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (b)	25,000	28,909
SOFR + 0.87%, 2.31%, 11/4/2022 (b)	10,000	10,106
SOFR + 1.67%, 1.68%, 5/15/2024 (b)	180,000	183,739
SOFR + 2.11%, 2.57%, 6/3/2031 (a) (b)	100,000	99,858
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	80,000	85,441
Citizens Financial Group, Inc.:
2.85%, 7/27/2026	90,000	95,438
3.25%, 4/30/2030	30,000	31,824
Comerica, Inc. 4.00%, 2/1/2029 (a)	325,000	363,408
Cooperatieve Rabobank UA:
0.38%, 1/12/2024 (a)	290,000	288,428
4.38%, 8/4/2025	80,000	88,639
Credit Suisse AG:
0.50%, 2/2/2024	290,000	286,735
1.00%, 5/5/2023	200,000	201,000
2.80%, 4/8/2022	250,000	255,347
Credit Suisse Group AG 4.88%, 5/15/2045 (a)	222,000	264,051
Deutsche Bank AG:
1.00%, 4/1/2025	150,000	149,970
3.70%, 5/30/2024	200,000	213,962
SOFR + 2.16%, 2.22%, 9/18/2024 (b)	300,000	307,530
SOFR + 3.04%, 3.55%, 9/18/2031 (a) (b)	250,000	257,967
Discover Bank Series BKNT, 4.25%, 3/13/2026	19,000	21,232
Fifth Third Bancorp:
2.55%, 5/5/2027	100,000	104,097
4.30%, 1/16/2024	18,000	19,700
Fifth Third Bank NA:
Series BKNT, 3.85%, 3/15/2026	160,000	176,245
Series BKNT, 3.95%, 7/28/2025	150,000	166,923
Security Description	Principal Amount	Value
First Republic Bank Series BKNT, 4.63%, 2/13/2047 (a)	$35,000	$41,715
FNB Corp. 2.20%, 2/24/2023	10,000	10,186
Goldman Sachs Group, Inc.:
0.52%, 3/8/2023	65,000	64,997
3.00%, 4/26/2022	260,000	260,400
3.50%, 1/23/2025	100,000	107,877
3.50%, 4/1/2025	235,000	254,583
3.50%, 11/16/2026	553,000	599,850
3.63%, 1/22/2023	548,000	578,436
3.63%, 2/20/2024	100,000	107,603
3.75%, 2/25/2026	95,000	104,268
3.85%, 1/26/2027	205,000	224,864
6.45%, 5/1/2036	380,000	515,687
6.75%, 10/1/2037	490,000	690,988
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (b)	15,000	15,401
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (b)	313,000	351,261
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (b)	100,000	111,013
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (b)	300,000	348,369
SOFR + 0.57%, 0.67%, 3/8/2024 (b)	100,000	99,871
SOFR + 0.80%, 1.43%, 3/9/2027 (b)	80,000	79,226
Series FXD, 0.48%, 1/27/2023	215,000	214,684
Series VAR, SOFR + 0.54%, 0.63%, 11/17/2023 (b)	30,000	29,991
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (b)	80,000	78,348
HSBC Holdings PLC:
3.90%, 5/25/2026	450,000	496,561
6.50%, 5/2/2036	614,000	805,126
6.50%, 9/15/2037	100,000	133,753
6.80%, 6/1/2038	270,000	373,199
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (b)	115,000	119,647
SOFR + 1.29%, 1.59%, 5/24/2027 (b)	200,000	196,878
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	554,000	544,261
SOFR + 1.93%, 2.10%, 6/4/2026 (b)	500,000	508,905
Huntington Bancshares, Inc. 2.63%, 8/6/2024	334,000	352,470
ING Groep NV:
3.95%, 3/29/2027	330,000	366,247

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.05%, 4/9/2029 (a)	$100,000	$111,529
Intesa Sanpaolo SpA 5.25%, 1/12/2024	97,000	107,879
JPMorgan Chase & Co.:
2.97%, 1/15/2023	30,000	30,603
3.20%, 1/25/2023	111,000	116,645
3.20%, 6/15/2026	166,000	179,199
3.25%, 9/23/2022	630,000	656,825
3.38%, 5/1/2023	526,000	556,519
3.63%, 12/1/2027	622,000	675,610
6.40%, 5/15/2038	267,000	377,204
7.63%, 10/15/2026	175,000	228,980
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (b)	367,000	376,953
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (b)	240,000	254,328
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (b)	161,000	164,899
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (b)	476,000	537,790
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (b)	300,000	343,701
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (b)	278,000	303,073
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (b)	100,000	116,314
SOFR + 0.58%, 0.70%, 3/16/2024 (b)	100,000	100,364
SOFR + 0.60%, 0.65%, 9/16/2024 (b)	85,000	85,100
SOFR + 0.80%, 1.05%, 11/19/2026 (b)	100,000	97,747
SOFR + 1.07%, 1.95%, 2/4/2032 (b)	120,000	113,924
SOFR + 1.16%, 2.30%, 10/15/2025 (b)	275,000	286,734
SOFR + 1.51%, 2.53%, 11/19/2041 (b)	225,000	205,578
SOFR + 1.59%, 2.01%, 3/13/2026 (b)	150,000	154,184
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	300,000	308,151
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	200,000	202,222
SOFR + 2.44%, 3.11%, 4/22/2051 (b)	200,000	195,342
SOFR + 2.46%, 3.11%, 4/22/2041 (b)	65,000	64,667
Security Description	Principal Amount	Value
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	$100,000	$102,610
Series MTN, 2.55%, 10/1/2029	200,000	202,570
Series MTN, 4.15%, 10/29/2025	65,000	72,784
Lloyds Banking Group PLC:
4.38%, 3/22/2028	373,000	419,606
4.45%, 5/8/2025	200,000	223,348
4.50%, 11/4/2024	215,000	238,536
1 year CMT + 0.85%, 1.63%, 5/11/2027 (b)	200,000	198,762
1 year CMT + 1.00%, 2.44%, 2/5/2026 (b)	300,000	311,418
1 year CMT + 1.10%, 1.33%, 6/15/2023 (b)	299,000	301,849
M&T Bank Corp. 3.55%, 7/26/2023	41,000	43,897
Mitsubishi UFJ Financial Group, Inc.:
2.05%, 7/17/2030	235,000	225,736
2.56%, 2/25/2030	200,000	200,240
2.67%, 7/25/2022	15,000	15,430
2.76%, 9/13/2026	211,000	222,396
3.46%, 3/2/2023	329,000	346,914
3.68%, 2/22/2027	278,000	308,563
3.76%, 7/26/2023	15,000	16,068
Mizuho Financial Group, Inc.:
3.17%, 9/11/2027 (a)	200,000	215,890
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (b)	200,000	205,672
3 Month USD LIBOR + 0.99%, 1.24%, 7/10/2024 (b)	210,000	212,150
Morgan Stanley:
2.75%, 5/19/2022	15,000	15,402
4.38%, 1/22/2047	95,000	113,338
5.00%, 11/24/2025	150,000	172,387
6.38%, 7/24/2042	583,000	854,031
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (b)	250,000	272,432
SOFR + 0.72%, 0.99%, 12/10/2026 (b)	100,000	97,593
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	315,000	325,474
Series F, 3.88%, 4/29/2024	123,000	134,358
Series GMTN, 3.13%, 1/23/2023	75,000	78,536
Series GMTN, 3.70%, 10/23/2024	301,000	329,709
Series GMTN, 3.75%, 2/25/2023	15,000	15,912
Series GMTN, 3.88%, 1/27/2026	470,000	522,715

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (b)	$250,000	$286,265
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (b)	50,000	49,689
Series MTN, 3.13%, 7/27/2026	400,000	430,388
Series MTN, 6.25%, 8/9/2026	173,000	212,435
Series MTN, SOFR + 0.46%, 0.53%, 1/25/2024 (b)	265,000	264,507
Series MTN, SOFR + 0.47%, 0.56%, 11/10/2023 (b)	75,000	75,071
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (b)	60,000	56,585
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (b)	15,000	14,003
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (b)	315,000	332,221
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (b)	50,000	45,769
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	11,000	11,403
National Australia Bank, Ltd.:
3.00%, 1/20/2023	50,000	52,351
3.38%, 1/14/2026	115,000	125,605
Series BKNT, 2.50%, 7/12/2026	100,000	105,360
Series GMTN, 2.50%, 5/22/2022	25,000	25,621
National Bank of Canada:
Series MTN, 2.10%, 2/1/2023	15,000	15,419
Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (b)	250,000	249,185
Natwest Group PLC:
4.80%, 4/5/2026	25,000	28,348
5.13%, 5/28/2024	555,000	617,371
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (b)	600,000	648,318
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (b)	100,000	111,490
Northern Trust Corp. 1.95%, 5/1/2030 (a)	130,000	126,763
PNC Bank NA Series BKNT, 3.25%, 6/1/2025 (a)	250,000	270,545
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027 (a)	166,000	179,612
3.45%, 4/23/2029	125,000	135,573
3.90%, 4/29/2024	216,000	235,790
Security Description	Principal Amount	Value
Royal Bank of Canada:
Series GMTN, 0.43%, 1/19/2024	$170,000	$168,818
Series GMTN, 0.88%, 1/20/2026 (a)	200,000	195,900
Series GMTN, 1.60%, 4/17/2023	20,000	20,471
Series GMTN, 2.55%, 7/16/2024	50,000	52,792
Series GMTN, 2.80%, 4/29/2022	175,000	179,749
Series GMTN, 3.70%, 10/5/2023	110,000	118,564
Series MTN, 0.50%, 10/26/2023	105,000	105,003
Series MTN, 1.15%, 6/10/2025	35,000	34,979
Santander Holdings USA, Inc.:
3.45%, 6/2/2025	250,000	266,995
3.50%, 6/7/2024	15,000	16,043
Santander UK Group Holdings PLC:
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (b)	382,000	399,347
SOFR + 0.79%, 1.09%, 3/15/2025 (b)	200,000	200,148
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025	600,000	601,110
2.13%, 7/8/2030	300,000	289,887
2.35%, 1/15/2025	200,000	207,558
2.63%, 7/14/2026	215,000	225,090
3.36%, 7/12/2027 (a)	100,000	108,549
3.45%, 1/11/2027	70,000	76,140
4.31%, 10/16/2028	25,000	28,324
SVB Financial Group:
1.80%, 2/2/2031	65,000	60,143
3.13%, 6/5/2030	15,000	15,602
Toronto-Dominion Bank:
0.55%, 3/4/2024	150,000	149,789
Series MTN, 0.25%, 1/6/2023	330,000	329,370
Series MTN, 0.45%, 9/11/2023	100,000	99,900
Series MTN, 1.15%, 6/12/2025 (a)	200,000	200,040
Series MTN, 1.90%, 12/1/2022	100,000	102,588
Truist Bank:
Series BKNT, 2.45%, 8/1/2022	27,000	27,728
Series BKNT, 2.80%, 5/17/2022	242,000	248,256
Series BNKT, 3.20%, 4/1/2024	100,000	107,314

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	$300,000	$287,607
Series MTN, 2.50%, 8/1/2024	50,000	52,665
Series MTN, 2.75%, 4/1/2022	10,000	10,226
Series MTN, 3.05%, 6/20/2022	300,000	309,282
Series MTN, 3.75%, 12/6/2023	200,000	216,694
US Bancorp:
Series DMTN, 3.00%, 7/30/2029	250,000	262,255
Series MTN, 1.38%, 7/22/2030	450,000	415,921
Series MTN, 3.60%, 9/11/2024	200,000	218,600
Series MTN, 3.95%, 11/17/2025	150,000	167,750
Wachovia Corp. 7.57%, 8/1/2026 (b) (c)	100,000	127,440
Wells Fargo & Co.:
3.00%, 10/23/2026	425,000	454,733
SOFR + 2.00%, 2.19%, 4/30/2026 (b)	65,000	67,055
SOFR + 2.53%, 3.07%, 4/30/2041 (b)	85,000	83,372
Series GMTN, 4.30%, 7/22/2027	200,000	226,122
Series MTN, 3.55%, 9/29/2025	303,000	330,479
Series MTN, 3.75%, 1/24/2024	200,000	216,258
Series MTN, 4.15%, 1/24/2029	400,000	450,608
Series MTN, 4.40%, 6/14/2046	200,000	222,288
Series MTN, 4.65%, 11/4/2044	831,000	958,517
Series MTN, 4.75%, 12/7/2046	175,000	206,764
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (b)	190,000	198,421
Series MTN, 3 Month USD LIBOR + 1.17%, 2.88%, 10/30/2030 (b)	350,000	360,710
Series MTN, 3 Month USD LIBOR + 3.77%, 4.48%, 4/4/2031 (b)	210,000	241,368
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (b)	400,000	408,852
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (b)	190,000	194,691
Westpac Banking Corp.:
2.00%, 1/13/2023	305,000	313,900
Security Description	Principal Amount	Value
2.35%, 2/19/2025	$100,000	$104,603
2.65%, 1/16/2030	120,000	124,932
2.85%, 5/13/2026	214,000	228,391
3.30%, 2/26/2024	225,000	242,293
3.35%, 3/8/2027	100,000	109,713
3.40%, 1/25/2028 (a)	200,000	219,252
3.65%, 5/15/2023	15,000	16,013
		62,734,560
BEVERAGES — 2.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	170,000	186,832
4.90%, 2/1/2046	554,000	658,412
Anheuser-Busch InBev Finance, Inc.:
3.65%, 2/1/2026 (a)	275,000	301,447
4.63%, 2/1/2044	386,000	441,121
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	233,000	241,521
4.00%, 4/13/2028	305,000	340,048
4.35%, 6/1/2040	225,000	253,663
4.44%, 10/6/2048	209,000	234,839
4.50%, 6/1/2050	15,000	17,064
4.60%, 4/15/2048	485,000	556,048
4.75%, 1/23/2029	65,000	75,951
8.00%, 11/15/2039	111,000	175,419
8.20%, 1/15/2039	50,000	79,890
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	336,000	319,203
1.50%, 3/5/2028	30,000	29,495
1.65%, 6/1/2030	335,000	319,627
2.00%, 3/5/2031	35,000	34,249
2.50%, 3/15/2051	35,000	30,949
2.55%, 6/1/2026	115,000	122,393
2.60%, 6/1/2050	50,000	45,308
2.75%, 6/1/2060 (a)	50,000	45,175
3.00%, 3/5/2051	20,000	19,517
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	25,000	31,308
Constellation Brands, Inc.:
3.20%, 2/15/2023	171,000	178,921
3.60%, 2/15/2028	125,000	136,074
4.50%, 5/9/2047	159,000	181,158
4.65%, 11/15/2028	115,000	132,358
Diageo Capital PLC 2.63%, 4/29/2023	169,000	175,981
Diageo Investment Corp. 2.88%, 5/11/2022	188,000	193,491
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	65,000	63,994
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	35,000	35,007

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 3/15/2031	$30,000	$29,491
3.35%, 3/15/2051	20,000	19,939
3.80%, 5/1/2050	100,000	106,386
4.06%, 5/25/2023	151,000	161,979
4.42%, 5/25/2025	50,000	56,095
7.45%, 5/1/2038	6,000	9,092
Molson Coors Brewing Co. 4.20%, 7/15/2046	242,000	252,636
PepsiCo, Inc.:
0.40%, 10/7/2023 (a)	100,000	100,356
1.40%, 2/25/2031 (a)	40,000	37,267
1.63%, 5/1/2030	10,000	9,568
2.88%, 10/15/2049 (a)	165,000	160,532
3.00%, 10/15/2027	300,000	325,287
3.10%, 7/17/2022 (a)	15,000	15,478
3.38%, 7/29/2049	95,000	98,376
3.45%, 10/6/2046	115,000	121,394
3.50%, 3/19/2040	200,000	217,208
3.60%, 3/1/2024	308,000	334,454
4.60%, 7/17/2045	128,000	157,940
		7,869,941
BIOTECHNOLOGY — 1.2%
Amgen, Inc.:
1.90%, 2/21/2025	15,000	15,465
2.20%, 2/21/2027	340,000	348,208
2.45%, 2/21/2030	125,000	125,850
2.77%, 9/1/2053 (d)	100,000	88,903
3.15%, 2/21/2040	50,000	49,841
3.38%, 2/21/2050	50,000	49,756
3.63%, 5/15/2022	100,000	102,837
3.63%, 5/22/2024	195,000	210,740
4.66%, 6/15/2051	202,000	245,901
Baxalta, Inc.:
4.00%, 6/23/2025	321,000	354,914
5.25%, 6/23/2045	70,000	88,053
Biogen, Inc.:
3.25%, 2/15/2051 (d)	343,000	321,741
3.63%, 9/15/2022	45,000	47,033
4.05%, 9/15/2025	15,000	16,668
Gilead Sciences, Inc.:
1.20%, 10/1/2027	145,000	138,903
2.50%, 9/1/2023	100,000	104,252
3.25%, 9/1/2022	155,000	160,357
4.00%, 9/1/2036	132,000	146,785
4.50%, 2/1/2045	314,000	366,149
5.65%, 12/1/2041	250,000	332,712
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	110,000	101,784
Royalty Pharma PLC:
0.75%, 9/2/2023 (d)	125,000	124,840
1.20%, 9/2/2025 (d)	135,000	132,542
2.20%, 9/2/2030 (d)	20,000	19,106
3.30%, 9/2/2040 (d)	130,000	125,631
Security Description	Principal Amount	Value
3.55%, 9/2/2050 (a) (d)	$130,000	$124,411
		3,943,382
BUILDING MATERIALS — 0.4%
Carrier Global Corp.:
2.24%, 2/15/2025	30,000	31,088
2.72%, 2/15/2030	25,000	25,235
3.38%, 4/5/2040	100,000	99,974
3.58%, 4/5/2050	200,000	197,142
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	163,000	176,035
Johnson Controls International PLC:
4.63%, 7/2/2044	136,000	159,858
3.63%, 7/2/2024 (b) (c)	8,000	8,656
Lennox International, Inc. 1.35%, 8/1/2025	55,000	54,719
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	135,000	149,985
Masco Corp.:
1.50%, 2/15/2028	25,000	24,048
2.00%, 2/15/2031	50,000	47,462
3.13%, 2/15/2051 (a)	15,000	14,111
Owens Corning 3.40%, 8/15/2026	137,000	148,341
Vulcan Materials Co.:
3.50%, 6/1/2030	100,000	107,377
4.70%, 3/1/2048	25,000	29,405
		1,273,436
CHEMICALS — 1.5%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	10,000	10,151
2.05%, 5/15/2030	10,000	9,853
2.70%, 5/15/2040	25,000	23,911
2.80%, 5/15/2050	120,000	111,456
Celanese US Holdings LLC 3.50%, 5/8/2024	45,000	48,259
Dow Chemical Co.:
3.63%, 5/15/2026	55,000	60,322
4.25%, 10/1/2034	265,000	296,768
4.80%, 11/30/2028	100,000	117,214
4.80%, 5/15/2049 (a)	110,000	132,009
5.25%, 11/15/2041	86,000	107,661
9.40%, 5/15/2039	50,000	84,502
DuPont de Nemours, Inc.:
2.17%, 5/1/2023 (a)	382,000	383,780
4.73%, 11/15/2028	238,000	276,451
5.32%, 11/15/2038	150,000	188,251
5.42%, 11/15/2048	60,000	78,199
Eastman Chemical Co. 4.65%, 10/15/2044	114,000	132,492
Ecolab, Inc.:
2.13%, 8/15/2050 (a)	50,000	40,859
3.25%, 12/1/2027	185,000	201,193

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 12/8/2041	$3,000	$3,927
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	10,000	10,178
FMC Corp.:
3.45%, 10/1/2029	15,000	15,890
4.50%, 10/1/2049	15,000	16,946
Huntsman International LLC 4.50%, 5/1/2029	163,000	180,663
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	15,000	18,527
Linde, Inc.:
2.00%, 8/10/2050 (a)	30,000	23,661
2.65%, 2/5/2025	12,000	12,677
2.70%, 2/21/2023	15,000	15,563
LYB International Finance B.V.:
4.00%, 7/15/2023	122,000	131,195
5.25%, 7/15/2043	351,000	430,540
LYB International Finance III LLC:
2.25%, 10/1/2030 (a)	45,000	43,583
4.20%, 5/1/2050	25,000	26,782
Mosaic Co.:
4.05%, 11/15/2027	100,000	111,052
4.88%, 11/15/2041	245,000	272,205
NewMarket Corp. 2.70%, 3/18/2031	100,000	97,550
Nutrien, Ltd.:
3.38%, 3/15/2025	250,000	268,972
4.90%, 6/1/2043	25,000	29,655
5.25%, 1/15/2045	47,000	59,196
PPG Industries, Inc. 1.20%, 3/15/2026	70,000	68,790
Praxair, Inc. 1.10%, 8/10/2030 (a)	50,000	45,483
RPM International, Inc. 4.55%, 3/1/2029	115,000	129,585
Sherwin-Williams Co.:
3.45%, 8/1/2025	12,000	12,996
3.80%, 8/15/2049	175,000	185,572
Westlake Chemical Corp.:
3.60%, 8/15/2026	150,000	162,148
5.00%, 8/15/2046	92,000	108,994
		4,785,661
COMMERCIAL SERVICES — 1.1%
Automatic Data Processing, Inc. 1.25%, 9/1/2030	75,000	68,651
Block Financial LLC 3.88%, 8/15/2030 (a)	241,000	248,331
California Endowment Series 2021, 2.50%, 4/1/2051	25,000	23,208
California Institute of Technology 3.65%, 9/1/2119	139,000	141,663
Security Description	Principal Amount	Value
Cintas Corp. No. 2 6.15%, 8/15/2036	$10,000	$13,384
Duke University Series 2020, 2.83%, 10/1/2055	20,000	19,467
Equifax, Inc.:
2.60%, 12/1/2024	60,000	63,390
3.30%, 12/15/2022	29,000	30,167
Georgetown University Series B, 4.32%, 4/1/2049	100,000	117,532
Global Payments, Inc.:
2.65%, 2/15/2025	200,000	210,112
2.90%, 5/15/2030	45,000	45,938
4.00%, 6/1/2023	50,000	53,555
Johns Hopkins University Series A, 2.81%, 1/1/2060	10,000	9,279
Leland Stanford Junior University 3.65%, 5/1/2048	50,000	57,217
Massachusetts Institute of Technology Series G, 2.29%, 7/1/2051 (a)	115,000	102,644
Moody's Corp.:
2.55%, 8/18/2060	50,000	40,416
3.25%, 5/20/2050	100,000	97,359
4.88%, 12/17/2048	25,000	30,737
Northwestern University:
Series 2017, 3.66%, 12/1/2057	25,000	28,228
Series 2020, 2.64%, 12/1/2050	25,000	23,956
PayPal Holdings, Inc.:
1.65%, 6/1/2025	15,000	15,287
2.20%, 9/26/2022	160,000	164,251
2.30%, 6/1/2030	15,000	14,894
2.40%, 10/1/2024	120,000	126,131
2.85%, 10/1/2029	120,000	124,966
3.25%, 6/1/2050	15,000	14,990
Quanta Services, Inc. 2.90%, 10/1/2030	170,000	172,324
RELX Capital, Inc.:
3.00%, 5/22/2030	15,000	15,575
3.50%, 3/16/2023	433,000	456,165
S&P Global, Inc. 3.25%, 12/1/2049	115,000	118,443
Trustees of Boston College 3.13%, 7/1/2052	20,000	19,801
Trustees of Princeton University 5.70%, 3/1/2039	213,000	300,656
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	25,000	24,691
Series 2020, 2.40%, 10/1/2050	100,000	90,765
University of Chicago:
Series 20B, 2.76%, 4/1/2045	5,000	4,849

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series C, 2.55%, 4/1/2050	$100,000	$91,473
University of Southern California:
2.81%, 10/1/2050	100,000	96,113
Series A, 3.23%, 10/1/2120	20,000	17,993
Verisk Analytics, Inc.:
4.00%, 6/15/2025	16,000	17,653
4.13%, 3/15/2029	100,000	110,972
5.50%, 6/15/2045	50,000	63,318
Yale University Series 2020, 2.40%, 4/15/2050	129,000	118,018
		3,604,562
COMPUTERS — 2.7%
Apple, Inc.:
0.55%, 8/20/2025	250,000	245,482
0.70%, 2/8/2026 (a)	150,000	147,070
1.20%, 2/8/2028	150,000	144,436
1.65%, 2/8/2031	150,000	143,206
1.70%, 9/11/2022	107,000	109,380
1.80%, 9/11/2024	25,000	25,992
2.38%, 2/8/2041	100,000	92,510
2.40%, 8/20/2050 (a)	55,000	47,946
2.45%, 8/4/2026	700,000	738,080
2.65%, 5/11/2050	150,000	136,858
2.65%, 2/8/2051	150,000	137,262
2.70%, 5/13/2022	430,000	441,614
2.80%, 2/8/2061	100,000	89,922
2.95%, 9/11/2049	215,000	207,690
3.00%, 2/9/2024	296,000	316,036
3.00%, 6/20/2027	90,000	97,672
3.20%, 5/11/2027	474,000	517,234
3.35%, 2/9/2027	50,000	54,965
3.75%, 11/13/2047	68,000	75,277
3.85%, 5/4/2043	100,000	114,034
4.25%, 2/9/2047	275,000	327,415
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (d)	50,000	54,302
5.30%, 10/1/2029 (a) (d)	100,000	116,931
5.85%, 7/15/2025 (d)	125,000	145,764
6.02%, 6/15/2026 (d)	228,000	269,786
8.10%, 7/15/2036 (d)	334,000	489,494
8.35%, 7/15/2046 (d)	119,000	181,136
DXC Technology Co. 4.75%, 4/15/2027	200,000	223,638
Genpact Luxembourg Sarl 3.38%, 12/1/2024	25,000	26,940
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	50,000	50,828
1.75%, 4/1/2026	50,000	49,998
4.45%, 10/2/2023	15,000	16,307
6.20%, 10/15/2035	315,000	412,058
6.35%, 10/15/2045	100,000	130,535
Security Description	Principal Amount	Value
HP, Inc.:
2.20%, 6/17/2025	$50,000	$51,672
3.00%, 6/17/2027	50,000	52,919
3.40%, 6/17/2030 (a)	150,000	157,318
International Business Machines Corp.:
2.85%, 5/13/2022	230,000	236,557
3.00%, 5/15/2024	450,000	481,752
3.50%, 5/15/2029	100,000	108,704
3.63%, 2/12/2024	564,000	612,696
4.25%, 5/15/2049	160,000	184,482
4.70%, 2/19/2046 (a)	172,000	212,513
6.22%, 8/1/2027	11,000	13,907
7.13%, 12/1/2096	25,000	40,639
Leidos, Inc.:
2.30%, 2/15/2031 (d)	100,000	94,538
3.63%, 5/15/2025 (d)	5,000	5,427
NetApp, Inc. 1.88%, 6/22/2025	115,000	117,567
		8,748,489
COSMETICS/PERSONAL CARE — 0.4%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	22,000	22,717
Series MTN, 4.00%, 8/15/2045	110,000	130,626
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	70,000	67,791
3.70%, 8/15/2042	19,000	19,733
6.00%, 5/15/2037	11,000	15,126
Procter & Gamble Co.:
0.55%, 10/29/2025	100,000	98,342
1.20%, 10/29/2030 (a)	100,000	92,590
2.70%, 2/2/2026	327,000	352,097
2.80%, 3/25/2027	15,000	16,179
Unilever Capital Corp.:
0.38%, 9/14/2023	100,000	100,277
5.90%, 11/15/2032	203,000	274,040
		1,189,518
DISTRIBUTION & WHOLESALE — 0.0% (e)
WW Grainger, Inc.:
1.85%, 2/15/2025	59,000	60,753
4.60%, 6/15/2045	24,000	28,901
		89,654
DIVERSIFIED FINANCIAL SERVICES — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026 (a)	150,000	145,731
2.88%, 8/14/2024	15,000	15,531
3.65%, 7/21/2027	30,000	31,375

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.45%, 4/3/2026	$115,000	$124,808
4.50%, 9/15/2023	250,000	268,902
4.63%, 7/1/2022	131,000	136,672
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	15,000	15,595
Air Lease Corp.:
3.00%, 9/15/2023	43,000	44,944
4.25%, 9/15/2024	193,000	211,024
Series MTN, 3.00%, 2/1/2030	425,000	416,381
Aircastle, Ltd.:
4.25%, 6/15/2026	235,000	247,462
4.40%, 9/25/2023	125,000	133,257
5.00%, 4/1/2023	15,000	15,992
Ally Financial, Inc.:
3.05%, 6/5/2023	415,000	434,302
4.63%, 5/19/2022	15,000	15,671
8.00%, 11/1/2031	300,000	417,288
American Express Co.:
2.75%, 5/20/2022	200,000	204,982
3.40%, 2/27/2023	359,000	378,095
4.20%, 11/6/2025	170,000	192,261
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	20,000	21,315
3.00%, 4/2/2025	75,000	79,993
3.70%, 10/15/2024	15,000	16,465
4.00%, 10/15/2023	27,000	29,373
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	15,000	14,585
BGC Partners, Inc. 5.38%, 7/24/2023	55,000	59,771
BlackRock, Inc.:
1.90%, 1/28/2031 (a)	120,000	116,178
2.40%, 4/30/2030	100,000	101,458
3.20%, 3/15/2027	52,000	57,046
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	22,000	24,069
Brookfield Finance LLC 3.45%, 4/15/2050	25,000	23,761
Brookfield Finance, Inc.:
4.00%, 4/1/2024	148,000	160,835
4.35%, 4/15/2030	25,000	28,158
Capital One Bank USA NA 3.38%, 2/15/2023	100,000	104,999
Capital One Financial Corp.:
2.60%, 5/11/2023	30,000	31,218
3.20%, 2/5/2025	200,000	213,572
3.65%, 5/11/2027 (a)	125,000	136,922
3.90%, 1/29/2024	200,000	216,384
4.20%, 10/29/2025	200,000	221,112
Cboe Global Markets, Inc. 1.63%, 12/15/2030 (a)	50,000	46,606
Charles Schwab Corp.:
0.75%, 3/18/2024 (a)	200,000	201,072
Security Description	Principal Amount	Value
0.90%, 3/11/2026	$65,000	$64,153
1.65%, 3/11/2031	80,000	74,803
2.00%, 3/20/2028	200,000	200,832
3.23%, 9/1/2022	11,000	11,430
3.25%, 5/22/2029	115,000	123,846
3.55%, 2/1/2024 (a)	47,000	50,891
CI Financial Corp. 3.20%, 12/17/2030	50,000	49,581
CME Group, Inc. 5.30%, 9/15/2043	211,000	287,800
Discover Financial Services 4.50%, 1/30/2026	265,000	298,724
Franklin Resources, Inc. 1.60%, 10/30/2030	100,000	92,605
GE Capital International Funding Co. 4.42%, 11/15/2035	440,000	503,518
Intercontinental Exchange, Inc.:
0.70%, 6/15/2023	70,000	70,218
3.75%, 9/21/2028	12,000	13,231
4.00%, 10/15/2023	119,000	128,998
4.25%, 9/21/2048	313,000	351,249
Jefferies Group LLC:
5.13%, 1/20/2023	23,000	24,815
6.50%, 1/20/2043	3,000	3,837
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	50,000	55,073
4.85%, 1/15/2027	112,000	128,874
Lazard Group LLC 4.50%, 9/19/2028	165,000	186,740
Legg Mason, Inc.:
4.75%, 3/15/2026	45,000	51,740
5.63%, 1/15/2044	186,000	245,390
Mastercard, Inc.:
1.90%, 3/15/2031 (a)	100,000	98,269
2.00%, 3/3/2025	225,000	234,340
2.95%, 3/15/2051	45,000	44,386
3.95%, 2/26/2048	184,000	210,809
Nasdaq, Inc.:
2.50%, 12/21/2040	50,000	44,178
3.85%, 6/30/2026	38,000	41,976
Nomura Holdings, Inc. 1.85%, 7/16/2025	229,000	228,496
ORIX Corp.:
2.90%, 7/18/2022	33,000	33,998
3.25%, 12/4/2024	55,000	59,392
3.70%, 7/18/2027 (a)	41,000	45,520
Raymond James Financial, Inc. 4.95%, 7/15/2046	102,000	124,526
Synchrony Financial:
3.95%, 12/1/2027	125,000	134,706
4.25%, 8/15/2024	168,000	182,720
5.15%, 3/19/2029	50,000	57,851
Visa, Inc.:
0.75%, 8/15/2027 (a)	45,000	43,222

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
1.90%, 4/15/2027	$325,000	$333,011
2.00%, 8/15/2050 (a)	50,000	40,505
2.70%, 4/15/2040	110,000	107,987
3.15%, 12/14/2025	488,000	531,905
Western Union Co.:
2.75%, 3/15/2031	150,000	143,328
4.25%, 6/9/2023	50,000	53,535
		11,168,173
ELECTRIC — 7.5%
AEP Texas, Inc. 3.80%, 10/1/2047	95,000	98,953
AEP Transmission Co. LLC:
3.15%, 9/15/2049	20,000	19,385
3.80%, 6/15/2049	150,000	161,383
4.25%, 9/15/2048	20,000	22,975
AES Corp.:
1.38%, 1/15/2026 (d)	75,000	73,153
2.45%, 1/15/2031 (d)	150,000	142,987
Alabama Power Co.:
3.45%, 10/1/2049	175,000	179,809
4.15%, 8/15/2044	3,000	3,385
Series A, 4.30%, 7/15/2048	165,000	191,900
Ameren Corp.:
1.75%, 3/15/2028	75,000	72,551
2.50%, 9/15/2024	175,000	184,151
Ameren Illinois Co. 4.30%, 7/1/2044	16,000	18,227
American Electric Power Co., Inc. 3.25%, 3/1/2050	15,000	13,947
Appalachian Power Co. Series AA, 2.70%, 4/1/2031	25,000	24,944
Arizona Public Service Co.:
3.15%, 5/15/2025	80,000	85,620
4.50%, 4/1/2042	185,000	213,211
Atlantic City Electric Co.:
2.30%, 3/15/2031	50,000	49,400
4.00%, 10/15/2028	25,000	27,850
Avangrid, Inc. 3.20%, 4/15/2025	341,000	365,470
Baltimore Gas & Electric Co.:
3.20%, 9/15/2049	35,000	34,116
4.25%, 9/15/2048	69,000	79,467
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	15,000	15,600
3.25%, 4/15/2028	15,000	16,223
3.50%, 2/1/2025	19,000	20,517
3.75%, 11/15/2023	15,000	16,151
5.95%, 5/15/2037	256,000	339,832
6.13%, 4/1/2036	393,000	532,928
Black Hills Corp.:
3.88%, 10/15/2049	25,000	25,238
4.35%, 5/1/2033	110,000	123,054
Security Description	Principal Amount	Value
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	$15,000	$16,569
4.50%, 4/1/2044	141,000	168,399
Series AC, 4.25%, 2/1/2049	178,000	206,233
Series AD, 2.90%, 7/1/2050	30,000	28,104
Series AE, 2.35%, 4/1/2031	55,000	54,973
CenterPoint Energy, Inc. 2.50%, 9/1/2024	75,000	78,631
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	125,000	135,984
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	48,000	58,200
CMS Energy Corp. 5 year CMT + 4.12%, 4.75%, 6/1/2050 (b)	125,000	135,645
Commonwealth Edison Co.:
2.55%, 6/15/2026	12,000	12,686
3.70%, 8/15/2028 (a)	217,000	242,430
4.00%, 3/1/2048	35,000	39,299
4.00%, 3/1/2049	15,000	16,836
Series 127, 3.20%, 11/15/2049	60,000	58,678
Connecticut Light & Power Co.:
4.00%, 4/1/2048	10,000	11,340
Series A, 0.75%, 12/1/2025	50,000	49,003
Series A, 3.20%, 3/15/2027	125,000	135,832
Consolidated Edison Co. of New York, Inc.:
5.70%, 6/15/2040	355,000	463,215
Series 20B, 3.95%, 4/1/2050	117,000	126,824
Series C, 3.00%, 12/1/2060	155,000	135,619
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	40,000	39,934
Consumers Energy Co.:
2.50%, 5/1/2060	40,000	33,226
3.38%, 8/15/2023	25,000	26,523
4.05%, 5/15/2048	65,000	74,849
4.35%, 4/15/2049	136,000	163,025
Dayton Power & Light Co. 3.95%, 6/15/2049	15,000	15,518
Delmarva Power & Light Co. 4.15%, 5/15/2045	10,000	11,119
Dominion Energy South Carolina, Inc. 6.05%, 1/15/2038	11,000	15,021
Dominion Energy, Inc.:
3.07%, 8/15/2024 (b) (c)	120,000	128,046
4.25%, 6/1/2028	200,000	226,722
4.70%, 12/1/2044	115,000	135,954
Series A, 1.45%, 4/15/2026 (f)	75,000	74,676
Series B, 2.75%, 9/15/2022	100,000	102,633
Series B, 3.30%, 4/15/2041 (f)	65,000	64,569

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series C, 3.38%, 4/1/2030 (a)	$160,000	$170,446
DTE Electric Co.:
2.95%, 3/1/2050	50,000	47,583
3.70%, 3/15/2045	53,000	56,453
Series A, 1.90%, 4/1/2028	95,000	94,881
Series A, 4.00%, 4/1/2043	83,000	91,484
Series B, 3.25%, 4/1/2051	45,000	45,032
DTE Energy Co.:
2.85%, 10/1/2026	195,000	206,803
Series H, 0.55%, 11/1/2022	55,000	55,003
Duke Energy Carolinas LLC:
2.55%, 4/15/2031	25,000	25,225
3.20%, 8/15/2049	25,000	24,546
3.45%, 4/15/2051	30,000	30,683
3.95%, 11/15/2028	85,000	95,777
3.95%, 3/15/2048	116,000	127,781
6.05%, 4/15/2038	170,000	231,751
6.10%, 6/1/2037	125,000	167,146
Duke Energy Corp.:
3.40%, 6/15/2029	25,000	26,786
3.75%, 4/15/2024	308,000	332,129
Duke Energy Florida LLC:
2.50%, 12/1/2029	25,000	25,492
4.20%, 7/15/2048	15,000	17,265
6.35%, 9/15/2037	150,000	210,603
Duke Energy Indiana LLC 2.75%, 4/1/2050	45,000	40,677
Duke Energy Ohio, Inc.:
3.65%, 2/1/2029	15,000	16,361
3.70%, 6/15/2046	110,000	114,585
4.30%, 2/1/2049	167,000	190,737
Duke Energy Progress LLC:
2.50%, 8/15/2050 (a)	25,000	21,572
3.38%, 9/1/2023	115,000	122,564
3.45%, 3/15/2029	20,000	21,764
3.70%, 10/15/2046	13,000	13,813
4.20%, 8/15/2045	125,000	142,266
Edison International:
4.13%, 3/15/2028	101,000	108,578
5.75%, 6/15/2027 (a)	105,000	122,641
Emera US Finance L.P. 3.55%, 6/15/2026	185,000	200,819
Enel Chile SA 4.88%, 6/12/2028	44,000	50,937
Entergy Arkansas LLC 3.50%, 4/1/2026	35,000	38,318
Entergy Corp.:
0.90%, 9/15/2025	150,000	146,598
1.90%, 6/15/2028	40,000	39,064
2.40%, 6/15/2031	50,000	48,308
2.80%, 6/15/2030	50,000	50,445
Entergy Louisiana LLC:
0.62%, 11/17/2023	50,000	50,043
1.60%, 12/15/2030	50,000	46,716
2.35%, 6/15/2032	100,000	98,461
Security Description	Principal Amount	Value
2.90%, 3/15/2051	$55,000	$50,654
3.05%, 6/1/2031	6,000	6,343
3.10%, 6/15/2041	100,000	100,296
3.12%, 9/1/2027	50,000	54,121
Entergy Mississippi LLC:
3.50%, 6/1/2051	30,000	30,433
3.85%, 6/1/2049	55,000	58,445
Entergy Texas, Inc.:
3.55%, 9/30/2049	105,000	104,534
4.00%, 3/30/2029	25,000	27,730
4.50%, 3/30/2039	25,000	28,224
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	24,559
4.63%, 9/1/2043	22,000	25,575
Evergy Metro, Inc. Series 2019, 4.13%, 4/1/2049	225,000	253,942
Evergy, Inc. 2.90%, 9/15/2029	75,000	76,675
Eversource Energy:
2.55%, 3/15/2031	150,000	150,201
3.45%, 1/15/2050	50,000	50,210
Exelon Corp.:
3.40%, 4/15/2026	125,000	135,416
3.50%, 6/1/2022	576,000	594,058
3.95%, 6/15/2025	15,000	16,446
5.10%, 6/15/2045	64,000	79,357
Exelon Generation Co. LLC 6.25%, 10/1/2039	100,000	116,625
Florida Power & Light Co.:
3.13%, 12/1/2025	15,000	16,198
3.15%, 10/1/2049	130,000	130,953
4.13%, 2/1/2042	5,000	5,762
5.69%, 3/1/2040	50,000	67,717
5.95%, 2/1/2038	125,000	171,882
Fortis, Inc. 3.06%, 10/4/2026	75,000	79,902
Georgia Power Co.:
4.30%, 3/15/2043	207,000	232,639
Series A, 2.10%, 7/30/2023	125,000	129,229
Indiana Michigan Power Co. 4.25%, 8/15/2048	130,000	147,595
Interstate Power & Light Co.:
3.25%, 12/1/2024	50,000	54,066
4.10%, 9/26/2028	25,000	28,159
ITC Holdings Corp.:
3.25%, 6/30/2026	38,000	40,964
3.35%, 11/15/2027	50,000	54,154
Kentucky Utilities Co.:
3.30%, 6/1/2050	110,000	107,956
5.13%, 11/1/2040	50,000	61,996
MidAmerican Energy Co.:
3.10%, 5/1/2027	2,000	2,171
3.15%, 4/15/2050	25,000	24,836
3.95%, 8/1/2047	100,000	110,779
4.25%, 7/15/2049	125,000	146,669

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 9/15/2043	$170,000	$208,717
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024	50,000	49,715
1.00%, 6/15/2026	200,000	193,796
1.35%, 3/15/2031	75,000	67,636
2.40%, 4/25/2022	39,000	39,739
4.40%, 11/1/2048	40,000	47,082
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (b)	91,000	93,930
Series MTN, 1.65%, 6/15/2031	100,000	92,640
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	40,000	44,217
Series DD, 2.40%, 5/1/2030	15,000	14,985
NextEra Energy Capital Holdings, Inc.:
0.65%, 3/1/2023	45,000	45,136
2.25%, 6/1/2030	80,000	78,626
2.75%, 5/1/2025	150,000	159,033
2.75%, 11/1/2029	15,000	15,393
2.90%, 4/1/2022	100,000	102,512
3.15%, 4/1/2024	415,000	442,610
Northern States Power Co.:
2.60%, 6/1/2051	50,000	44,987
4.85%, 8/15/2040	8,000	9,571
NSTAR Electric Co. 4.40%, 3/1/2044	8,000	9,352
Oglethorpe Power Corp.:
3.75%, 8/1/2050 (d)	65,000	63,835
5.05%, 10/1/2048	15,000	17,840
Ohio Power Co. Series Q, 1.63%, 1/15/2031	35,000	32,721
Oklahoma Gas & Electric Co.:
3.25%, 4/1/2030	15,000	16,016
3.85%, 8/15/2047	8,000	8,500
4.55%, 3/15/2044	11,000	12,625
5.25%, 5/15/2041	5,000	6,119
Oncor Electric Delivery Co. LLC:
2.75%, 6/1/2024 (a)	45,000	47,632
3.70%, 11/15/2028	60,000	66,731
3.80%, 6/1/2049	25,000	27,326
Oncor Electric Delivery Co., LLC 0.55%, 10/1/2025 (d)	210,000	203,425
Pacific Gas & Electric Co.:
1.75%, 6/16/2022	375,000	375,517
2.50%, 2/1/2031	50,000	47,156
3.30%, 12/1/2027	15,000	15,648
3.30%, 8/1/2040	50,000	45,083
3.45%, 7/1/2025	435,000	460,652
4.20%, 6/1/2041	55,000	54,783
4.50%, 7/1/2040	275,000	279,581
4.95%, 7/1/2050	412,000	424,784
Security Description	Principal Amount	Value
PacifiCorp:
6.00%, 1/15/2039	$210,000	$284,067
6.35%, 7/15/2038	85,000	118,103
PECO Energy Co.:
2.80%, 6/15/2050	25,000	23,215
3.00%, 9/15/2049	20,000	19,233
3.05%, 3/15/2051	30,000	29,512
3.90%, 3/1/2048	15,000	16,635
4.15%, 10/1/2044	104,000	117,724
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	232,000	247,804
3.95%, 3/15/2024	119,000	128,631
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	20,000	18,973
3.95%, 6/1/2047	5,000	5,531
4.13%, 6/15/2044	8,000	8,902
Progress Energy, Inc. 6.00%, 12/1/2039	195,000	253,295
Public Service Co. of Colorado:
1.88%, 6/15/2031	35,000	33,493
3.70%, 6/15/2028	25,000	27,655
4.05%, 9/15/2049	94,000	107,503
4.30%, 3/15/2044	92,000	106,508
Series 35, 1.90%, 1/15/2031	50,000	48,220
Series 36, 2.70%, 1/15/2051	25,000	22,741
Public Service Co. of New Hampshire 3.60%, 7/1/2049	125,000	133,000
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	100,000	98,602
Series MTN, 2.25%, 9/15/2026	25,000	26,114
Series MTN, 2.70%, 5/1/2050	25,000	23,055
Series MTN, 3.00%, 3/1/2051	100,000	96,687
Series MTN, 3.15%, 1/1/2050	30,000	29,892
Series MTN, 3.20%, 5/15/2029	25,000	26,830
Series MTN, 3.20%, 8/1/2049	50,000	50,252
Series MTN, 3.25%, 9/1/2023	25,000	26,590
Series MTN, 3.85%, 5/1/2049	60,000	66,528
Series MTN, 5.50%, 3/1/2040	10,000	13,267
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	25,000	23,047
2.88%, 6/15/2024	120,000	127,408
Puget Energy, Inc.:
3.65%, 5/15/2025	45,000	48,508

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.10%, 6/15/2030	$65,000	$70,665
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050	30,000	29,927
Sempra Energy:
2.88%, 10/1/2022	15,000	15,423
3.25%, 6/15/2027	312,000	334,717
6.00%, 10/15/2039	205,000	271,512
South Carolina Electric & Gas Co. 4.60%, 6/15/2043	19,000	22,809
Southern California Edison Co.:
2.85%, 8/1/2029 (a)	20,000	20,431
4.00%, 4/1/2047	284,000	294,332
4.65%, 10/1/2043	137,000	155,950
6.05%, 3/15/2039	150,000	195,660
Series 13-A, 3.90%, 3/15/2043	102,000	104,192
Series A, 4.20%, 3/1/2029	25,000	27,856
Series C, 3.60%, 2/1/2045	35,000	34,447
Series C, 4.13%, 3/1/2048	218,000	228,403
Series E, 3.70%, 8/1/2025	74,000	80,878
Southern Co. Series A, 3.70%, 4/30/2030	200,000	216,074
Southern Power Co.:
0.90%, 1/15/2026	65,000	63,157
5.15%, 9/15/2041	25,000	28,520
5.25%, 7/15/2043	48,000	55,128
Southwestern Electric Power Co.:
6.20%, 3/15/2040	160,000	213,507
Series M, 4.10%, 9/15/2028	205,000	227,650
Series N, 1.65%, 3/15/2026	50,000	50,140
Southwestern Public Service Co.:
3.70%, 8/15/2047	135,000	141,144
Series 6, 4.40%, 11/15/2048	205,000	237,337
Tampa Electric Co.:
2.40%, 3/15/2031	30,000	29,856
2.60%, 9/15/2022	16,000	16,365
3.45%, 3/15/2051	25,000	25,515
Tucson Electric Power Co. 4.00%, 6/15/2050	110,000	119,594
Union Electric Co. 3.25%, 10/1/2049	40,000	39,698
Virginia Electric & Power Co.:
2.45%, 12/15/2050	200,000	171,866
3.30%, 12/1/2049	50,000	50,190
Series B, 3.80%, 9/15/2047	60,000	64,936
WEC Energy Group, Inc.:
0.55%, 9/15/2023	100,000	99,854
1.38%, 10/15/2027 (a)	50,000	48,228
Wisconsin Electric Power Co.:
3.10%, 6/1/2025	19,000	20,206
5.70%, 12/1/2036	5,000	6,521
Security Description	Principal Amount	Value
Wisconsin Power & Light Co. 3.65%, 4/1/2050	$15,000	$15,744
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	20,000	20,212
3.67%, 12/1/2042	2,000	2,110
Xcel Energy, Inc.:
3.30%, 6/1/2025 (a)	86,000	92,279
3.40%, 6/1/2030	15,000	16,114
		24,136,672
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (e)
Emerson Electric Co.:
1.95%, 10/15/2030	61,000	59,668
2.63%, 2/15/2023	27,000	27,998
2.75%, 10/15/2050	23,000	21,266
5.25%, 11/15/2039	11,000	14,273
		123,205
ELECTRONICS — 0.7%
Agilent Technologies, Inc.:
2.30%, 3/12/2031	150,000	146,059
2.75%, 9/15/2029	15,000	15,357
3.05%, 9/22/2026	11,000	11,798
Amphenol Corp.:
2.05%, 3/1/2025	60,000	61,910
2.80%, 2/15/2030 (a)	25,000	25,654
4.35%, 6/1/2029	10,000	11,367
Arrow Electronics, Inc. 3.88%, 1/12/2028 (a)	125,000	135,546
Flex, Ltd.:
4.75%, 6/15/2025	66,000	73,453
5.00%, 2/15/2023	76,000	81,622
FLIR Systems, Inc. 2.50%, 8/1/2030	10,000	9,800
Fortive Corp. 3.15%, 6/15/2026 (a)	9,000	9,721
Honeywell International, Inc.:
0.48%, 8/19/2022	145,000	145,104
1.95%, 6/1/2030	50,000	49,254
2.30%, 8/15/2024 (a)	175,000	185,138
3.81%, 11/21/2047	125,000	138,990
Hubbell, Inc. 2.30%, 3/15/2031	60,000	58,639
Jabil, Inc. 3.95%, 1/12/2028	206,000	229,585
Legrand France SA 8.50%, 2/15/2025	100,000	126,580
Roper Technologies, Inc.:
1.75%, 2/15/2031	50,000	46,410
3.65%, 9/15/2023	208,000	222,891
3.80%, 12/15/2026	50,000	55,507
4.20%, 9/15/2028	50,000	56,361
Trimble, Inc. 4.90%, 6/15/2028	150,000	172,980
Tyco Electronics Group SA 3.45%, 8/1/2024	11,000	11,844

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Vontier Corp.:
1.80%, 4/1/2026 (d)	$65,000	$64,641
2.40%, 4/1/2028 (d)	100,000	98,237
2.95%, 4/1/2031 (d)	75,000	73,248
		2,317,696
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
0.88%, 11/15/2025	100,000	97,744
1.45%, 2/15/2031	50,000	45,664
3.38%, 11/15/2027	214,000	233,583
Waste Connections, Inc.:
3.05%, 4/1/2050	10,000	9,452
3.50%, 5/1/2029	125,000	134,770
Waste Management, Inc.:
0.75%, 11/15/2025	20,000	19,581
1.50%, 3/15/2031 (a)	30,000	27,693
2.90%, 9/15/2022 (a)	176,000	181,393
4.15%, 7/15/2049	115,000	131,336
		881,216
FOOD — 1.2%
Campbell Soup Co.:
2.38%, 4/24/2030	15,000	14,788
3.13%, 4/24/2050	15,000	14,030
3.95%, 3/15/2025	50,000	54,971
4.80%, 3/15/2048	120,000	143,106
Conagra Brands, Inc.:
1.38%, 11/1/2027	200,000	192,758
4.30%, 5/1/2024	250,000	275,697
5.30%, 11/1/2038	165,000	204,064
Flowers Foods, Inc. 2.40%, 3/15/2031	45,000	43,907
General Mills, Inc.:
3.20%, 2/10/2027 (a)	275,000	297,707
3.65%, 2/15/2024	10,000	10,829
Hershey Co.:
1.70%, 6/1/2030	20,000	19,095
2.05%, 11/15/2024	50,000	52,362
2.65%, 6/1/2050	15,000	13,650
Hormel Foods Corp. 1.80%, 6/11/2030	30,000	28,842
JM Smucker Co.:
2.38%, 3/15/2030	130,000	128,199
3.55%, 3/15/2050	25,000	25,326
Kellogg Co.:
3.25%, 4/1/2026	150,000	162,051
Series B, 7.45%, 4/1/2031	65,000	91,977
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	16,000	21,023
Kroger Co 3.95%, 1/15/2050	125,000	134,759
Kroger Co.:
1.70%, 1/15/2031 (a)	95,000	88,703
2.20%, 5/1/2030	65,000	63,820
Security Description	Principal Amount	Value
4.50%, 1/15/2029 (a)	$40,000	$46,509
5.15%, 8/1/2043	78,000	96,916
5.40%, 7/15/2040	63,000	79,154
McCormick & Co., Inc.:
0.90%, 2/15/2026	70,000	68,166
1.85%, 2/15/2031	50,000	47,102
2.50%, 4/15/2030 (a)	20,000	20,006
3.25%, 11/15/2025	19,000	20,503
Mondelez International, Inc.:
1.50%, 5/4/2025	315,000	318,043
2.63%, 9/4/2050	10,000	8,645
Sysco Corp.:
3.30%, 2/15/2050 (a)	10,000	9,493
4.50%, 4/1/2046	139,000	156,527
6.60%, 4/1/2040	105,000	147,054
6.60%, 4/1/2050	235,000	340,287
Tyson Foods, Inc.:
4.50%, 6/15/2022	279,000	289,697
4.55%, 6/2/2047	50,000	58,667
5.15%, 8/15/2044	26,000	32,385
		3,820,818
FOREST PRODUCTS & PAPER — 0.4%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	50,000	53,922
4.50%, 8/1/2024	100,000	108,641
Fibria Overseas Finance, Ltd. 4.00%, 1/14/2025	50,000	53,541
Georgia-Pacific LLC 8.00%, 1/15/2024	300,000	360,351
International Paper Co.:
4.40%, 8/15/2047	75,000	87,594
5.15%, 5/15/2046	50,000	63,162
7.30%, 11/15/2039	95,000	142,359
Suzano Austria GmbH 6.00%, 1/15/2029	315,000	370,393
		1,239,963
GAS — 0.5%
Atmos Energy Corp.:
0.63%, 3/9/2023	35,000	35,017
1.50%, 1/15/2031	100,000	91,526
3.00%, 6/15/2027	22,000	23,481
4.13%, 10/15/2044	159,000	176,382
4.15%, 1/15/2043	21,000	23,093
CenterPoint Energy Resources Corp.:
0.70%, 3/2/2023	45,000	44,995
4.00%, 4/1/2028	20,000	21,979
Eastern Energy Gas Holdings LLC:
Series A, 2.50%, 11/15/2024	20,000	21,044
Series B, 3.00%, 11/15/2029	70,000	72,867

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
National Fuel Gas Co.:
2.95%, 3/1/2031	$15,000	$14,465
3.75%, 3/1/2023	29,000	30,323
5.50%, 1/15/2026 (a)	125,000	143,270
NiSource, Inc.:
0.95%, 8/15/2025	30,000	29,425
2.95%, 9/1/2029	110,000	113,455
3.60%, 5/1/2030	54,000	58,540
3.95%, 3/30/2048	28,000	29,613
5.65%, 2/1/2045	5,000	6,447
5.95%, 6/15/2041	23,000	29,821
ONE Gas, Inc.:
0.85%, 3/11/2023	100,000	100,057
1.10%, 3/11/2024	100,000	100,072
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	91,000	98,331
Southern California Gas Co.:
4.45%, 3/15/2044	3,000	3,398
Series UU, 4.13%, 6/1/2048	120,000	136,278
Series VV, 4.30%, 1/15/2049	145,000	171,718
Southern Co. Gas Capital Corp. 5.88%, 3/15/2041	100,000	133,201
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	25,000	26,248
		1,735,046
HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc. 2.80%, 3/1/2031	65,000	63,534
Snap-on, Inc.:
3.10%, 5/1/2050	15,000	15,002
4.10%, 3/1/2048	43,000	49,390
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	50,000	50,189
3.40%, 3/1/2026	135,000	148,188
4.25%, 11/15/2028	148,000	169,709
4.85%, 11/15/2048	15,000	18,732
		514,744
HEALTH CARE PRODUCTS — 0.9%
Abbott Laboratories:
1.15%, 1/30/2028	125,000	119,939
1.40%, 6/30/2030 (a)	50,000	46,711
2.95%, 3/15/2025	200,000	214,282
3.40%, 11/30/2023	115,000	123,440
4.90%, 11/30/2046	215,000	279,760
6.15%, 11/30/2037	5,000	7,123
Baxter International, Inc. 2.60%, 8/15/2026 (a)	75,000	79,721
Boston Scientific Corp.:
3.45%, 3/1/2024	315,000	338,178
4.55%, 3/1/2039	15,000	17,683
7.38%, 1/15/2040	35,000	52,986
Security Description	Principal Amount	Value
Danaher Corp.:
2.60%, 10/1/2050	$65,000	$57,361
3.35%, 9/15/2025 (a)	138,000	150,383
Dentsply Sirona, Inc. 3.25%, 6/1/2030	10,000	10,446
Koninklijke Philips NV 5.00%, 3/15/2042	38,000	48,793
Medtronic, Inc.:
3.50%, 3/15/2025	178,000	195,213
4.63%, 3/15/2045	154,000	193,871
PerkinElmer, Inc.:
2.55%, 3/15/2031	85,000	84,204
3.30%, 9/15/2029	15,000	15,867
3.63%, 3/15/2051	30,000	30,925
Stryker Corp.:
0.60%, 12/1/2023	40,000	40,017
3.38%, 5/15/2024	77,000	83,018
4.10%, 4/1/2043	58,000	64,700
4.63%, 3/15/2046	129,000	157,518
Thermo Fisher Scientific, Inc. 3.65%, 12/15/2025	188,000	206,275
Zimmer Biomet Holdings, Inc. 3.55%, 4/1/2025	123,000	133,314
		2,751,728
HEALTH CARE SERVICES — 3.0%
Adventist Health System 3.63%, 3/1/2049	15,000	15,588
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	25,000	25,753
Aetna, Inc.:
2.80%, 6/15/2023	188,000	196,140
6.63%, 6/15/2036	169,000	237,127
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051	40,000	36,950
Allina Health System Series 2019, 3.89%, 4/15/2049	100,000	110,574
Anthem, Inc.:
0.45%, 3/15/2023 (a)	40,000	40,039
1.50%, 3/15/2026	50,000	50,058
2.25%, 5/15/2030	100,000	98,143
2.38%, 1/15/2025	120,000	125,412
2.55%, 3/15/2031	50,000	50,050
3.13%, 5/15/2022	20,000	20,611
3.13%, 5/15/2050	30,000	28,569
3.30%, 1/15/2023	623,000	654,281
3.60%, 3/15/2051	30,000	31,094
Ascension Health:
4.85%, 11/15/2053	100,000	133,722
Series B, 3.11%, 11/15/2039	20,000	20,476
Banner Health:
2.91%, 1/1/2051	25,000	23,547

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2020, 3.18%, 1/1/2050	$25,000	$24,914
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	50,000	50,752
Baylor Scott & White Holdings 4.19%, 11/15/2045	51,000	59,486
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	50,000	48,754
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	25,000	23,907
Children's Health System of Texas 2.51%, 8/15/2050	110,000	97,034
Children's Hospital Corp.:
Series 2020, 2.59%, 2/1/2050	71,000	63,936
Series 2020, 2.93%, 7/15/2050	15,000	14,013
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	50,000	46,265
Cigna Holding Co. 5.38%, 2/15/2042	25,000	29,407
City of Hope Series 2013, 5.62%, 11/15/2043	150,000	201,842
CommonSpirit Health:
1.55%, 10/1/2025	100,000	100,521
2.78%, 10/1/2030	15,000	15,251
3.35%, 10/1/2029	5,000	5,340
3.82%, 10/1/2049	110,000	117,251
3.91%, 10/1/2050	100,000	102,791
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	25,000	23,344
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	10,000	11,374
Hackensack Meridian Health, Inc.:
4.50%, 7/1/2057	100,000	124,171
Series 2020, 2.88%, 9/1/2050 (a)	50,000	46,920
Hartford HealthCare Corp. 3.45%, 7/1/2054	25,000	24,838
HCA, Inc.:
4.13%, 6/15/2029	93,000	103,024
4.50%, 2/15/2027	88,000	98,747
4.75%, 5/1/2023	110,000	118,708
Security Description	Principal Amount	Value
5.00%, 3/15/2024	$20,000	$22,278
5.25%, 4/15/2025	65,000	74,304
5.25%, 6/15/2026	215,000	247,278
5.25%, 6/15/2049	45,000	55,093
5.50%, 6/15/2047	125,000	155,566
Humana, Inc.:
4.80%, 3/15/2047	81,000	96,965
4.88%, 4/1/2030	15,000	17,636
4.95%, 10/1/2044	72,000	86,442
8.15%, 6/15/2038	5,000	7,646
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	100,000	114,291
Iowa Health System Series 2020, 3.67%, 2/15/2050	100,000	105,237
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	125,000	141,789
Kaiser Foundation Hospitals Series 2019, 3.27%, 11/1/2049	175,000	180,394
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	25,000	26,121
2.95%, 12/1/2029	15,000	15,462
3.60%, 2/1/2025	95,000	102,761
Mass General Brigham, Inc.:
Series 2017, 3.77%, 7/1/2048	25,000	27,438
Series 2020, 3.34%, 7/1/2060	98,000	100,692
Mayo Clinic:
Series 2016, 4.13%, 11/15/2052	25,000	30,053
Series 2021, 3.20%, 11/15/2061 (f)	100,000	99,747
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	15,000	17,714
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	50,000	52,024
Memorial Sloan-Kettering Cancer Center Series 2020, 2.96%, 1/1/2050	50,000	47,899
Methodist Hospital Series 20A, 2.71%, 12/1/2050 (a)	15,000	13,876
Montefiore Obligated Group 4.29%, 9/1/2050	25,000	25,508
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	229,000	238,242

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
New York and Presbyterian Hospital:
2.26%, 8/1/2040	$25,000	$22,457
2.61%, 8/1/2060	140,000	119,813
Series 2019, 3.95%, 8/1/2119	70,000	75,339
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	125,000	130,415
4.26%, 11/1/2047	150,000	169,484
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	15,000	13,193
NYU Langone Hospitals 4.78%, 7/1/2044	130,000	159,081
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	15,000	15,054
Orlando Health Obligated Group 3.33%, 10/1/2050	15,000	15,098
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	100,000	99,901
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	20,000	20,423
Series A, 3.93%, 10/1/2048	50,000	55,482
Quest Diagnostics, Inc.:
2.80%, 6/30/2031 (a)	20,000	20,382
2.95%, 6/30/2030	10,000	10,343
3.45%, 6/1/2026	100,000	108,899
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	25,000	25,167
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	75,000	67,955
Spectrum Health System Obligated Group Series 19A, 3.49%, 7/15/2049	10,000	10,209
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	205,000	217,351
Stanford Health Care Series 2018, 3.80%, 11/15/2048	25,000	27,953
Sutter Health:
Series 20A, 2.29%, 8/15/2030	100,000	98,426
Series 20A, 3.36%, 8/15/2050	100,000	99,278
Texas Health Resources:
2.33%, 11/15/2050	15,000	12,685
Security Description	Principal Amount	Value
4.33%, 11/15/2055	$25,000	$30,352
Toledo Hospital 6.02%, 11/15/2048	15,000	18,084
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	15,000	14,136
UnitedHealth Group, Inc.:
1.25%, 1/15/2026	20,000	20,018
2.00%, 5/15/2030 (a)	25,000	24,592
2.38%, 8/15/2024	70,000	73,759
2.75%, 2/15/2023	40,000	41,525
2.88%, 3/15/2023	32,000	33,555
2.88%, 8/15/2029	40,000	42,355
2.90%, 5/15/2050	125,000	119,963
3.50%, 6/15/2023	60,000	64,013
3.50%, 8/15/2039	30,000	32,359
3.70%, 8/15/2049	15,000	16,358
3.75%, 7/15/2025	311,000	344,507
3.85%, 6/15/2028 (a)	400,000	449,348
4.25%, 3/15/2043	231,000	271,344
4.25%, 6/15/2048	332,000	395,126
4.63%, 7/15/2035	216,000	263,228
Universal Health Services, Inc. 2.65%, 10/15/2030 (d)	50,000	48,309
Willis-Knighton Medical Center:
Series 2018, 4.81%, 9/1/2048	100,000	121,186
Series 2021, 3.07%, 3/1/2051	25,000	23,384
		9,595,069
HOME BUILDERS — 0.2%
D.R.Horton, Inc. 1.40%, 10/15/2027 (a)	200,000	194,472
Lennar Corp.:
4.50%, 4/30/2024	100,000	109,117
4.75%, 11/29/2027 (a)	100,000	114,864
4.88%, 12/15/2023	100,000	109,240
PulteGroup, Inc. 5.00%, 1/15/2027	100,000	115,268
		642,961
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2027	50,000	53,452
Whirlpool Corp.:
4.60%, 5/15/2050	150,000	172,750
4.75%, 2/26/2029 (a)	15,000	17,402
		243,604
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 4.88%, 12/6/2028	40,000	46,643
Clorox Co.:
1.80%, 5/15/2030	5,000	4,787
3.10%, 10/1/2027	119,000	128,958

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Kimberly-Clark Corp.:
1.05%, 9/15/2027 (a)	$215,000	$208,686
2.40%, 6/1/2023	57,000	59,456
3.70%, 6/1/2043	3,000	3,200
		451,730
INSURANCE — 3.1%
Aflac, Inc.:
1.13%, 3/15/2026	40,000	39,666
2.88%, 10/15/2026	38,000	40,666
3.25%, 3/17/2025	86,000	92,736
3.60%, 4/1/2030	15,000	16,392
3.63%, 11/15/2024	16,000	17,612
6.45%, 8/15/2040	4,000	5,432
Allstate Corp.:
3.15%, 6/15/2023	8,000	8,477
3.28%, 12/15/2026 (a)	38,000	41,777
4.20%, 12/15/2046	38,000	44,014
4.50%, 6/15/2043	166,000	197,721
American Financial Group, Inc. 5.25%, 4/2/2030	25,000	29,728
American International Group, Inc.:
2.50%, 6/30/2025	50,000	52,325
3.88%, 1/15/2035	50,000	54,506
4.25%, 3/15/2029	15,000	16,891
4.38%, 6/30/2050	110,000	125,144
4.38%, 1/15/2055	100,000	111,963
6.25%, 5/1/2036	500,000	671,630
Aon Corp. 2.20%, 11/15/2022	20,000	20,557
Aon PLC:
3.50%, 6/14/2024	41,000	44,116
3.88%, 12/15/2025	88,000	97,295
4.00%, 11/27/2023	15,000	16,210
4.60%, 6/14/2044	136,000	161,477
Arch Capital Finance LLC 5.03%, 12/15/2046	50,000	61,214
Assurant, Inc. 4.00%, 3/15/2023	50,000	53,188
Athene Holding, Ltd. 4.13%, 1/12/2028	200,000	217,544
AXIS Specialty Finance LLC 3.90%, 7/15/2029	66,000	71,111
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	40,000	37,466
4.20%, 8/15/2048	150,000	172,813
4.25%, 1/15/2049	150,000	173,584
4.30%, 5/15/2043	41,000	48,222
4.40%, 5/15/2042	217,000	258,315
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	386,000	420,053
Brighthouse Financial, Inc. 3.70%, 6/22/2027 (a)	346,000	365,777
Security Description	Principal Amount	Value
Brown & Brown, Inc. 2.38%, 3/15/2031	$115,000	$110,682
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	235,000	214,870
2.70%, 3/13/2023	20,000	20,874
3.35%, 5/3/2026	110,000	119,847
CNA Financial Corp. 4.50%, 3/1/2026	76,000	85,988
Equitable Holdings, Inc. 5.00%, 4/20/2048	70,000	84,468
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	100,000	97,500
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031 (d)	70,000	69,740
4.63%, 4/29/2030	244,000	266,167
Fidelity National Financial, Inc. 2.45%, 3/15/2031	125,000	120,906
First American Financial Corp. 4.00%, 5/15/2030	20,000	21,593
Globe Life, Inc.:
2.15%, 8/15/2030	25,000	23,978
4.55%, 9/15/2028	25,000	28,786
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	5,000	4,906
Hartford Financial Services Group, Inc.:
3.60%, 8/19/2049	15,000	15,609
4.30%, 4/15/2043	101,000	114,957
Kemper Corp. 2.40%, 9/30/2030 (a)	50,000	47,880
Lincoln National Corp.:
3.35%, 3/9/2025	16,000	17,323
3.80%, 3/1/2028	150,000	165,955
4.00%, 9/1/2023	17,000	18,389
4.38%, 6/15/2050 (a)	15,000	16,767
Loews Corp.:
3.75%, 4/1/2026	105,000	115,791
6.00%, 2/1/2035	5,000	6,525
Manulife Financial Corp.:
2.48%, 5/19/2027	135,000	140,149
4.15%, 3/4/2026	148,000	166,521
Markel Corp.:
4.15%, 9/17/2050	25,000	27,570
5.00%, 5/20/2049	10,000	12,490
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030 (a)	20,000	19,654
3.50%, 3/10/2025	65,000	70,717
3.75%, 3/14/2026	75,000	82,849
4.38%, 3/15/2029	122,000	140,000
4.90%, 3/15/2049	120,000	153,134
MetLife, Inc.:
3.00%, 3/1/2025	15,000	16,096
3.60%, 4/10/2024	172,000	187,026
4.05%, 3/1/2045	52,000	58,960
4.13%, 8/13/2042	125,000	142,489

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series D, 4.37%, 9/15/2023	$301,000	$328,972
Principal Financial Group, Inc.:
2.13%, 6/15/2030	100,000	96,374
3.70%, 5/15/2029	25,000	27,459
Progressive Corp.:
2.45%, 1/15/2027	123,000	129,587
4.35%, 4/25/2044	19,000	22,452
Prudential Financial, Inc.:
3.94%, 12/7/2049	285,000	312,160
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (b)	174,000	185,385
5 year CMT + 3.04%, 3.70%, 10/1/2050 (a) (b)	206,000	207,697
Series MTN, 4.42%, 3/27/2048	45,000	52,313
Series MTN, 4.60%, 5/15/2044	218,000	261,064
Series MTN, 5.70%, 12/14/2036	65,000	87,595
Prudential PLC 3.13%, 4/14/2030	25,000	26,368
Reinsurance Group of America, Inc.:
3.90%, 5/15/2029	15,000	16,439
Series MTN, 4.70%, 9/15/2023	50,000	54,850
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	15,000	16,215
Travelers Cos., Inc.:
2.55%, 4/27/2050 (a)	20,000	17,957
4.10%, 3/4/2049	108,000	125,904
4.60%, 8/1/2043 (a)	50,000	61,312
5.35%, 11/1/2040	339,000	448,087
Trinity Acquisition PLC 6.13%, 8/15/2043	19,000	25,451
Unum Group:
4.00%, 3/15/2024	3,000	3,260
4.00%, 6/15/2029 (a)	50,000	54,196
Voya Financial, Inc. 3 Month USD LIBOR + 2.08%, 4.70%, 1/23/2048 (a) (b)	250,000	254,410
W R Berkley Corp. 3.55%, 3/30/2052	100,000	100,386
Willis North America, Inc. 2.95%, 9/15/2029	145,000	150,497
WR Berkley Corp. 4.00%, 5/12/2050	5,000	5,380
XLIT, Ltd. 5.50%, 3/31/2045	156,000	200,136
		10,064,684
INTERNET — 1.4%
Alibaba Group Holding, Ltd.:
2.70%, 2/9/2041	300,000	271,707
3.40%, 12/6/2027	112,000	120,097
Security Description	Principal Amount	Value
3.60%, 11/28/2024	$327,000	$354,981
4.00%, 12/6/2037	15,000	16,169
4.50%, 11/28/2034	19,000	21,581
Alphabet, Inc.:
0.45%, 8/15/2025 (a)	45,000	44,090
1.10%, 8/15/2030	65,000	59,797
1.90%, 8/15/2040	25,000	21,663
2.05%, 8/15/2050	185,000	152,928
2.25%, 8/15/2060	125,000	102,133
3.38%, 2/25/2024	138,000	149,502
Amazon.com, Inc.:
0.40%, 6/3/2023	41,000	41,123
0.80%, 6/3/2025	35,000	34,866
1.50%, 6/3/2030	85,000	80,940
2.40%, 2/22/2023	15,000	15,569
2.50%, 11/29/2022	79,000	81,492
2.50%, 6/3/2050	120,000	107,392
2.70%, 6/3/2060	163,000	145,086
3.15%, 8/22/2027	25,000	27,330
4.05%, 8/22/2047	502,000	584,920
4.95%, 12/5/2044	192,000	250,403
Baidu, Inc.:
1.72%, 4/9/2026	200,000	199,320
2.88%, 7/6/2022	25,000	25,611
3.08%, 4/7/2025	200,000	210,890
4.13%, 6/30/2025	25,000	27,379
Booking Holdings, Inc.:
3.55%, 3/15/2028	213,000	232,441
4.10%, 4/13/2025	25,000	27,900
4.50%, 4/13/2027	15,000	17,422
4.63%, 4/13/2030	125,000	145,296
E*TRADE Financial Corp. 2.95%, 8/24/2022	76,000	78,462
eBay, Inc.:
2.70%, 3/11/2030	20,000	20,219
2.75%, 1/30/2023 (a)	70,000	72,867
3.45%, 8/1/2024	23,000	24,785
4.00%, 7/15/2042	19,000	20,055
Expedia Group, Inc.:
3.60%, 12/15/2023 (d)	125,000	132,731
3.80%, 2/15/2028	138,000	145,790
JD.com, Inc. 4.13%, 1/14/2050 (a)	125,000	126,133
TD Ameritrade Holding Corp. 3.75%, 4/1/2024	43,000	46,763
Tencent Music Entertainment Group 1.38%, 9/3/2025 (a)	400,000	392,264
		4,630,097
INVESTMENT COMPANY SECURITY — 0.3%
Ares Capital Corp.:
3.88%, 1/15/2026	125,000	131,822
4.20%, 6/10/2024	125,000	134,935

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Bain Capital Specialty Finance, Inc. 2.95%, 3/10/2026	$35,000	$34,648
Blackstone Secured Lending Fund 3.65%, 7/14/2023 (d)	25,000	26,088
Blackstone/GSO Secured Lending Fund 2.75%, 9/16/2026 (d)	50,000	49,670
FS KKR Capital Corp. 4.63%, 7/15/2024	150,000	159,417
Goldman Sachs BDC, Inc. 3.75%, 2/10/2025	75,000	79,163
Golub Capital BDC, Inc.:
2.50%, 8/24/2026	60,000	58,721
3.38%, 4/15/2024	25,000	25,856
Main Street Capital Corp. 3.00%, 7/14/2026	85,000	84,413
Oaktree Specialty Lending Corp. 3.50%, 2/25/2025	10,000	10,276
Owl Rock Capital Corp.:
3.75%, 7/22/2025	25,000	25,971
4.00%, 3/30/2025	30,000	31,558
5.25%, 4/15/2024 (a)	84,000	91,547
Prospect Capital Corp. 3.71%, 1/22/2026	100,000	98,699
Sixth Street Specialty Lending, Inc. 2.50%, 8/1/2026	65,000	64,422
		1,107,206
IRON/STEEL — 0.2%
Nucor Corp. 2.98%, 12/15/2055 (d)	313,000	284,379
Reliance Steel & Aluminum Co.:
1.30%, 8/15/2025	50,000	49,508
6.85%, 11/15/2036	11,000	14,378
Steel Dynamics, Inc.:
2.80%, 12/15/2024	5,000	5,300
5.00%, 12/15/2026	15,000	15,774
Vale Overseas, Ltd.:
6.25%, 8/10/2026	100,000	118,727
6.88%, 11/21/2036	51,000	67,724
6.88%, 11/10/2039	49,000	65,368
8.25%, 1/17/2034 (a)	115,000	161,553
		782,711
LODGING — 0.3%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	25,000	26,252
3.70%, 1/15/2031	10,000	10,500
Hyatt Hotels Corp.:
4.38%, 9/15/2028	145,000	155,795
5.38%, 4/23/2025	15,000	16,828
5.75%, 4/23/2030	15,000	17,522
Security Description	Principal Amount	Value
Las Vegas Sands Corp.:
2.90%, 6/25/2025	$58,000	$59,538
3.20%, 8/8/2024	60,000	62,558
3.50%, 8/18/2026	5,000	5,216
3.90%, 8/8/2029	210,000	215,758
Marriott International, Inc.:
3.75%, 3/15/2025	83,000	88,502
Series EE, 5.75%, 5/1/2025	15,000	17,187
Series FF, 4.63%, 6/15/2030 (a)	50,000	55,877
Series HH, 2.85%, 4/15/2031	65,000	63,903
Series R, 3.13%, 6/15/2026	109,000	114,297
Series X, 4.00%, 4/15/2028	8,000	8,543
		918,276
MACHINERY, CONSTRUCTION & MINING — 0.5%
ABB Finance USA, Inc. 2.88%, 5/8/2022	316,000	324,823
Caterpillar Financial Services Corp.:
0.25%, 3/1/2023	65,000	64,915
0.65%, 7/7/2023	250,000	251,337
0.90%, 3/2/2026	100,000	98,318
2.40%, 8/9/2026	65,000	68,035
Series MTN, 0.95%, 5/13/2022	140,000	141,071
Series MTN, 1.10%, 9/14/2027 (a)	40,000	38,515
Series MTN, 1.95%, 11/18/2022	25,000	25,670
Series MTN, 2.15%, 11/8/2024	125,000	130,976
Series MTN, 2.85%, 5/17/2024 (a)	25,000	26,657
Caterpillar, Inc.:
3.25%, 9/19/2049	220,000	225,619
3.40%, 5/15/2024 (a)	188,000	203,416
3.80%, 8/15/2042 (a)	55,000	61,930
Oshkosh Corp. 4.60%, 5/15/2028	35,000	39,574
		1,700,856
MACHINERY-DIVERSIFIED — 0.6%
CNH Industrial Capital LLC:
1.88%, 1/15/2026 (a)	50,000	50,567
1.95%, 7/2/2023	15,000	15,407
4.38%, 4/5/2022	25,000	25,916
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (a)	25,000	27,713
Deere & Co. 5.38%, 10/16/2029	5,000	6,249

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Dover Corp. 5.38%, 3/1/2041	$8,000	$9,736
Flowserve Corp. 3.50%, 10/1/2030	135,000	137,453
John Deere Capital Corp.:
0.70%, 1/15/2026 (a)	100,000	97,819
3.65%, 10/12/2023	150,000	162,051
Series MTN, 0.25%, 1/17/2023	100,000	99,991
Series MTN, 0.45%, 1/17/2024	100,000	99,953
Series MTN, 0.55%, 7/5/2022	50,000	50,176
Series MTN, 1.50%, 3/6/2028	100,000	97,372
Series MTN, 1.75%, 3/9/2027	15,000	15,161
Series MTN, 1.95%, 6/13/2022	120,000	122,362
Series MTN, 2.45%, 1/9/2030	20,000	20,407
Series MTN, 2.60%, 3/7/2024	140,000	148,245
Series MTN, 2.65%, 6/24/2024 (a)	122,000	129,768
Series MTN, 2.95%, 4/1/2022	110,000	112,978
Series MTN, 3.45%, 1/10/2024	15,000	16,210
Series MTN, 3.45%, 3/13/2025	25,000	27,338
Otis Worldwide Corp.:
2.06%, 4/5/2025	10,000	10,311
2.29%, 4/5/2027	78,000	80,076
2.57%, 2/15/2030	10,000	10,068
3.11%, 2/15/2040	25,000	24,727
3.36%, 2/15/2050	15,000	14,774
Rockwell Automation, Inc.:
2.88%, 3/1/2025	16,000	16,937
4.20%, 3/1/2049	10,000	11,870
Westinghouse Air Brake Technologies Corp. 4.95%, 9/15/2028	325,000	370,461
Xylem, Inc.:
2.25%, 1/30/2031	45,000	44,087
3.25%, 11/1/2026	3,000	3,258
		2,059,441
MEDIA — 3.6%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.80%, 4/1/2031	10,000	9,847
3.50%, 6/1/2041	30,000	28,477
3.70%, 4/1/2051	20,000	18,693
3.90%, 6/1/2052	35,000	33,609
Security Description	Principal Amount	Value
4.80%, 3/1/2050	$200,000	$215,334
4.91%, 7/23/2025	360,000	408,553
5.05%, 3/30/2029	215,000	247,252
5.13%, 7/1/2049	200,000	225,776
5.38%, 5/1/2047	418,000	485,030
6.83%, 10/23/2055	255,000	353,626
Comcast Corp.:
1.95%, 1/15/2031	35,000	33,719
2.45%, 8/15/2052 (a)	175,000	149,121
2.65%, 8/15/2062	50,000	42,521
2.80%, 1/15/2051	55,000	50,423
3.15%, 3/1/2026	340,000	368,652
3.20%, 7/15/2036	310,000	323,327
3.55%, 5/1/2028 (a)	412,000	454,555
3.70%, 4/15/2024	96,000	104,750
3.75%, 4/1/2040	240,000	263,532
4.15%, 10/15/2028	687,000	785,646
4.25%, 1/15/2033	350,000	406,252
4.50%, 1/15/2043	225,000	269,514
4.65%, 7/15/2042	11,000	13,365
4.70%, 10/15/2048	105,000	129,740
4.75%, 3/1/2044	470,000	578,782
Discovery Communications LLC:
3.63%, 5/15/2030	30,000	32,090
4.00%, 9/15/2055 (d)	293,000	289,226
4.65%, 5/15/2050	100,000	110,153
4.90%, 3/11/2026	13,000	14,813
Fox Corp.:
4.03%, 1/25/2024	125,000	135,759
5.48%, 1/25/2039	160,000	199,773
5.58%, 1/25/2049	115,000	146,653
Grupo Televisa SAB:
5.00%, 5/13/2045	19,000	20,891
8.50%, 3/11/2032	3,000	4,288
NBCUniversal Media LLC 4.45%, 1/15/2043	366,000	433,205
Thomson Reuters Corp. 5.85%, 4/15/2040	38,000	48,632
Time Warner Cable LLC:
4.50%, 9/15/2042	218,000	232,970
6.55%, 5/1/2037	261,000	343,450
6.75%, 6/15/2039	199,000	266,403
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	200,000	215,384
Series E, 4.13%, 12/1/2041	211,000	241,348
Series GMTN, 4.13%, 6/1/2044 (a)	11,000	12,548
Series MTN, 1.85%, 7/30/2026	100,000	102,235
ViacomCBS, Inc.:
2.90%, 1/15/2027	13,000	13,655
4.00%, 1/15/2026	95,000	104,586
4.20%, 6/1/2029	15,000	16,691
4.20%, 5/19/2032 (a)	25,000	27,950
4.95%, 1/15/2031 (a)	125,000	147,658

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 5/19/2050 (a)	$125,000	$146,773
5.85%, 9/1/2043	211,000	269,749
7.88%, 7/30/2030	120,000	167,310
Walt Disney Co.:
1.75%, 1/13/2026	135,000	137,961
2.00%, 9/1/2029	467,000	460,691
2.65%, 1/13/2031	160,000	163,422
3.00%, 9/15/2022	225,000	233,696
3.50%, 5/13/2040	500,000	529,245
3.60%, 1/13/2051	25,000	26,591
3.80%, 5/13/2060	30,000	32,948
4.75%, 11/15/2046	150,000	185,717
		11,514,560
METAL FABRICATE & HARDWARE — 0.0% (e)
Timken Co. 4.50%, 12/15/2028	20,000	21,510
MINING — 0.6%
Barrick Gold Corp. 5.25%, 4/1/2042	125,000	154,602
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	44,000	57,980
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043	213,000	275,298
Kinross Gold Corp. 4.50%, 7/15/2027	120,000	135,256
Newmont Corp.:
3.70%, 3/15/2023	7,000	7,356
4.88%, 3/15/2042	111,000	135,497
5.88%, 4/1/2035	5,000	6,559
6.25%, 10/1/2039	3,000	4,174
Rio Tinto Finance USA PLC 4.13%, 8/21/2042 (a)	53,000	60,921
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	188,000	206,257
Southern Copper Corp.:
5.25%, 11/8/2042	100,000	121,229
5.88%, 4/23/2045 (a)	10,000	13,149
6.75%, 4/16/2040	19,000	26,186
7.50%, 7/27/2035	104,000	147,847
Teck Resources, Ltd.:
3.90%, 7/15/2030 (a)	10,000	10,444
6.13%, 10/1/2035	356,000	435,527
		1,798,282
MISCELLANEOUS MANUFACTURER — 1.1%
3M Co.:
2.88%, 10/15/2027	200,000	214,692
3.25%, 8/26/2049	66,000	67,482
Series MTN, 3.25%, 2/14/2024 (a)	128,000	137,782
Series MTN, 3.38%, 3/1/2029	25,000	27,343
Security Description	Principal Amount	Value
Series MTN, 3.63%, 9/14/2028	$19,000	$21,169
Series MTN, 3.88%, 6/15/2044	8,000	8,899
Series MTN, 4.00%, 9/14/2048	184,000	211,046
Series MTN, 5.70%, 3/15/2037	134,000	177,474
Carlisle Cos., Inc.:
2.75%, 3/1/2030	15,000	15,096
3.75%, 11/15/2022	30,000	31,279
Eaton Corp. 2.75%, 11/2/2022	177,000	183,648
General Electric Co.:
3.45%, 5/1/2027	220,000	238,922
4.25%, 5/1/2040	30,000	32,957
4.35%, 5/1/2050	195,000	216,645
Series GMTN, 3.45%, 5/15/2024	100,000	107,468
Series GMTN, 6.15%, 8/7/2037	305,000	401,746
Series GMTN, 6.88%, 1/10/2039	547,000	768,798
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	19,000	21,757
4.88%, 9/15/2041	30,000	38,064
Parker-Hannifin Corp.:
4.00%, 6/14/2049	26,000	29,236
4.10%, 3/1/2047	37,000	41,547
Series MTN, 3.30%, 11/21/2024	98,000	105,643
Series MTN, 4.20%, 11/21/2034	68,000	77,202
Series MTN, 6.25%, 5/15/2038	40,000	54,554
Textron, Inc.:
2.45%, 3/15/2031	65,000	63,108
3.90%, 9/17/2029	25,000	27,217
4.30%, 3/1/2024	15,000	16,308
Trane Technologies Global Holding Co. Ltd. 4.25%, 6/15/2023	107,000	115,514
Trane Technologies Luxembourg Finance SA:
4.50%, 3/21/2049	15,000	17,522
4.65%, 11/1/2044	50,000	58,857
		3,528,975
OFFICE FURNISHINGS — 0.1%
Steelcase, Inc. 5.13%, 1/18/2029	139,000	162,245
OIL & GAS — 4.1%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (a)	65,000	61,409
2.52%, 9/19/2022	51,000	52,481

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.77%, 11/10/2050	$200,000	$174,752
2.94%, 4/6/2023	15,000	15,758
2.94%, 6/4/2051	70,000	62,481
3.00%, 2/24/2050	15,000	13,710
3.02%, 1/16/2027	150,000	160,264
3.19%, 4/6/2025	50,000	53,827
3.22%, 4/14/2024	261,000	280,071
3.38%, 2/8/2061	100,000	92,769
3.41%, 2/11/2026	15,000	16,343
3.63%, 4/6/2030	150,000	164,376
3.79%, 2/6/2024	337,000	365,652
3.94%, 9/21/2028	145,000	161,466
BP Capital Markets PLC 3.28%, 9/19/2027	200,000	216,186
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025	25,000	25,303
2.95%, 7/15/2030	50,000	49,999
3.85%, 6/1/2027	310,000	335,600
3.90%, 2/1/2025	18,000	19,416
6.25%, 3/15/2038	50,000	63,465
6.50%, 2/15/2037	11,000	13,942
Chevron Corp.:
1.55%, 5/11/2025	15,000	15,305
2.00%, 5/11/2027 (a)	100,000	102,386
2.24%, 5/11/2030	115,000	114,633
2.90%, 3/3/2024 (a)	200,000	213,130
2.95%, 5/16/2026	270,000	289,810
3.19%, 6/24/2023	151,000	159,456
Chevron USA, Inc.:
0.69%, 8/12/2025 (a)	65,000	63,874
1.02%, 8/12/2027 (a)	120,000	115,464
2.34%, 8/12/2050	65,000	54,727
3.25%, 10/15/2029	50,000	53,822
3.85%, 1/15/2028	276,000	307,671
6.00%, 3/1/2041	15,000	20,914
Cimarex Energy Co.:
3.90%, 5/15/2027	25,000	27,215
4.38%, 6/1/2024	50,000	54,457
4.38%, 3/15/2029	172,000	190,622
ConocoPhillips:
3.75%, 10/1/2027 (d)	153,000	168,932
4.88%, 10/1/2047 (d)	55,000	67,192
6.50%, 2/1/2039	298,000	425,741
ConocoPhillips Co. 4.95%, 3/15/2026 (a)	213,000	247,325
Devon Energy Corp.:
4.75%, 5/15/2042	72,000	76,867
5.00%, 6/15/2045	191,000	209,044
5.85%, 12/15/2025	15,000	17,494
Diamondback Energy, Inc.:
2.88%, 12/1/2024	19,000	20,047
3.25%, 12/1/2026	260,000	273,827
3.50%, 12/1/2029	25,000	25,984
Security Description	Principal Amount	Value
EOG Resources, Inc. 4.38%, 4/15/2030 (a)	$115,000	$132,220
Exxon Mobil Corp.:
1.57%, 4/15/2023	25,000	25,613
1.90%, 8/16/2022	10,000	10,224
2.44%, 8/16/2029	25,000	25,439
2.71%, 3/6/2025	15,000	15,883
2.73%, 3/1/2023	510,000	531,058
2.99%, 3/19/2025	400,000	428,708
3.00%, 8/16/2039	75,000	73,211
3.10%, 8/16/2049	25,000	23,634
3.45%, 4/15/2051	115,000	115,915
3.48%, 3/19/2030	50,000	54,353
3.57%, 3/6/2045	165,000	169,813
4.11%, 3/1/2046	100,000	110,320
4.23%, 3/19/2040	20,000	22,499
4.33%, 3/19/2050	200,000	229,616
Hess Corp.:
4.30%, 4/1/2027	38,000	41,433
5.60%, 2/15/2041	88,000	101,629
7.13%, 3/15/2033	178,000	229,387
7.88%, 10/1/2029	15,000	19,471
HollyFrontier Corp. 5.88%, 4/1/2026	50,000	56,662
Husky Energy, Inc. 4.40%, 4/15/2029	25,000	26,710
Marathon Oil Corp.:
2.80%, 11/1/2022	31,000	31,975
3.85%, 6/1/2025	173,000	185,643
Marathon Petroleum Corp.:
4.70%, 5/1/2025	25,000	28,105
4.75%, 9/15/2044	125,000	138,597
6.50%, 3/1/2041	278,000	368,575
Phillips 66:
3.85%, 4/9/2025	25,000	27,380
4.30%, 4/1/2022	100,000	103,756
4.65%, 11/15/2034	100,000	114,517
4.88%, 11/15/2044	122,000	144,033
Pioneer Natural Resources Co.:
2.15%, 1/15/2031	90,000	84,955
4.45%, 1/15/2026	75,000	84,520
Shell International Finance B.V.:
0.38%, 9/15/2023	224,000	223,825
2.00%, 11/7/2024 (a)	225,000	234,650
2.38%, 8/21/2022	329,000	338,416
2.38%, 11/7/2029	50,000	50,362
2.75%, 4/6/2030	40,000	41,347
2.88%, 5/10/2026	100,000	106,840
3.13%, 11/7/2049	25,000	24,078
3.25%, 5/11/2025	233,000	252,598
3.25%, 4/6/2050 (a)	50,000	49,172
4.00%, 5/10/2046	588,000	654,126
Suncor Energy, Inc.:
2.80%, 5/15/2023	15,000	15,673
3.60%, 12/1/2024	25,000	27,206

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 3/4/2051	$70,000	$68,197
4.00%, 11/15/2047	140,000	143,101
7.15%, 2/1/2032	150,000	202,866
Total Capital International SA:
2.43%, 1/10/2025	75,000	78,574
2.99%, 6/29/2041	100,000	96,049
3.13%, 5/29/2050	150,000	141,907
3.39%, 6/29/2060	100,000	96,215
3.46%, 2/19/2029	200,000	218,084
Total Capital SA 3.88%, 10/11/2028 (a)	39,000	43,963
Valero Energy Corp.:
2.85%, 4/15/2025	15,000	15,674
4.00%, 4/1/2029 (a)	278,000	301,369
4.35%, 6/1/2028	53,000	58,586
4.90%, 3/15/2045 (a)	16,000	17,923
6.63%, 6/15/2037	149,000	193,642
		13,165,506
OIL & GAS SERVICES — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
3.14%, 11/7/2029 (a)	15,000	15,713
4.08%, 12/15/2047	127,000	135,401
4.49%, 5/1/2030 (a)	70,000	80,050
Halliburton Co.:
2.92%, 3/1/2030 (a)	125,000	124,796
3.80%, 11/15/2025	54,000	59,426
4.50%, 11/15/2041	5,000	5,228
6.70%, 9/15/2038	199,000	260,226
NOV, Inc. 3.95%, 12/1/2042	55,000	49,969
Schlumberger Investment SA 3.65%, 12/1/2023	158,000	169,561
		900,370
PACKAGING & CONTAINERS — 0.2%
Amcor Flexibles North America, Inc. 2.63%, 6/19/2030	125,000	124,724
Berry Global, Inc.:
0.95%, 2/15/2024 (d)	40,000	39,805
1.57%, 1/15/2026 (d)	150,000	147,667
Packaging Corp. of America:
3.40%, 12/15/2027	88,000	95,977
4.05%, 12/15/2049	5,000	5,573
4.50%, 11/1/2023	86,000	93,718
Sonoco Products Co. 3.13%, 5/1/2030 (a)	25,000	25,872
WestRock MWV LLC 8.20%, 1/15/2030 (a)	33,000	45,010
WRKCo, Inc.:
3.00%, 6/15/2033	100,000	101,690
Security Description	Principal Amount	Value
3.90%, 6/1/2028	$40,000	$44,072
		724,108
PHARMACEUTICALS — 6.1%
AbbVie, Inc.:
2.30%, 11/21/2022	340,000	349,714
2.60%, 11/21/2024	225,000	237,395
2.90%, 11/6/2022	374,000	387,965
2.95%, 11/21/2026	200,000	212,904
3.20%, 11/21/2029	70,000	74,316
3.25%, 10/1/2022	173,000	178,820
4.05%, 11/21/2039	95,000	105,902
4.25%, 11/14/2028	310,000	353,443
4.25%, 11/21/2049	275,000	311,289
4.40%, 11/6/2042	198,000	229,553
4.55%, 3/15/2035	200,000	233,018
4.85%, 6/15/2044	38,000	46,096
4.88%, 11/14/2048	400,000	489,048
AmerisourceBergen Corp. 3.25%, 3/1/2025	222,000	238,550
AstraZeneca PLC:
0.70%, 4/8/2026 (a)	100,000	96,293
1.38%, 8/6/2030	300,000	274,788
3.13%, 6/12/2027 (a)	175,000	188,729
4.00%, 9/18/2042	3,000	3,352
4.38%, 11/16/2045	225,000	261,967
Becton Dickinson and Co.:
1.96%, 2/11/2031	135,000	128,065
3.70%, 6/6/2027	281,000	309,718
3.73%, 12/15/2024	112,000	122,348
3.79%, 5/20/2050	20,000	21,157
4.69%, 12/15/2044	76,000	90,518
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	65,000	65,024
1.13%, 11/13/2027 (a)	200,000	193,042
1.45%, 11/13/2030	60,000	56,036
2.35%, 11/13/2040	45,000	40,923
2.55%, 11/13/2050	60,000	53,412
2.60%, 5/16/2022	615,000	630,867
2.90%, 7/26/2024	169,000	180,494
3.25%, 11/1/2023	19,000	20,346
3.40%, 7/26/2029	175,000	191,163
3.45%, 11/15/2027	100,000	110,082
3.55%, 8/15/2022	263,000	274,419
3.88%, 8/15/2025	27,000	30,012
4.13%, 6/15/2039	55,000	63,994
4.25%, 10/26/2049	194,000	228,522
Cardinal Health, Inc. 4.50%, 11/15/2044	308,000	333,875
Cigna Corp.:
0.61%, 3/15/2024	40,000	39,852
1.25%, 3/15/2026	65,000	64,157
2.38%, 3/15/2031	60,000	59,045
2.40%, 3/15/2030	15,000	14,859
3.00%, 7/15/2023	200,000	210,214
3.05%, 10/15/2027	300,000	320,583

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 3/15/2050	$10,000	$9,898
3.40%, 3/15/2051	40,000	39,377
3.88%, 10/15/2047	75,000	80,260
4.38%, 10/15/2028	210,000	240,360
4.90%, 12/15/2048	5,000	6,126
6.13%, 11/15/2041	185,000	251,091
CVS Health Corp.:
1.30%, 8/21/2027	250,000	240,670
1.75%, 8/21/2030	100,000	93,397
1.88%, 2/28/2031	95,000	89,350
2.63%, 8/15/2024	15,000	15,826
2.75%, 12/1/2022	229,000	236,383
3.38%, 8/12/2024	111,000	119,455
3.70%, 3/9/2023	211,000	223,808
3.75%, 4/1/2030	25,000	27,275
4.13%, 4/1/2040	10,000	11,023
4.25%, 4/1/2050 (a)	115,000	129,326
4.30%, 3/25/2028	404,000	458,588
4.75%, 12/1/2022	250,000	264,680
4.78%, 3/25/2038	500,000	590,415
4.88%, 7/20/2035	50,000	59,256
5.05%, 3/25/2048	205,000	251,644
Eli Lilly & Co.:
2.25%, 5/15/2050	75,000	63,508
3.38%, 3/15/2029	10,000	11,009
3.95%, 3/15/2049	234,000	266,081
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	200,000	200,370
2.88%, 6/1/2022	93,000	95,575
3.38%, 6/1/2029 (a)	40,000	43,734
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	138,000	151,612
3.88%, 5/15/2028 (a)	332,000	374,981
5.38%, 4/15/2034	5,000	6,622
Johnson & Johnson:
0.55%, 9/1/2025 (a)	15,000	14,781
1.30%, 9/1/2030 (a)	35,000	32,836
2.10%, 9/1/2040	35,000	31,878
2.25%, 9/1/2050	25,000	22,236
2.45%, 9/1/2060	15,000	13,211
2.90%, 1/15/2028	135,000	145,846
2.95%, 3/3/2027	100,000	108,926
3.70%, 3/1/2046	285,000	321,925
3.75%, 3/3/2047	145,000	165,336
5.85%, 7/15/2038	331,000	465,800
McKesson Corp.:
0.90%, 12/3/2025	60,000	58,709
4.75%, 5/30/2029	122,000	142,949
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	13,000	15,707
5.90%, 11/1/2039	150,000	205,785
Merck & Co., Inc.:
1.45%, 6/24/2030	25,000	23,668
2.75%, 2/10/2025	213,000	226,766
2.80%, 5/18/2023	184,000	193,734
Security Description	Principal Amount	Value
2.90%, 3/7/2024	$10,000	$10,695
3.40%, 3/7/2029	50,000	55,149
3.60%, 9/15/2042	80,000	87,942
3.70%, 2/10/2045	218,000	239,678
4.00%, 3/7/2049	198,000	228,272
Mylan, Inc. 4.55%, 4/15/2028	260,000	294,148
Novartis Capital Corp.:
1.75%, 2/14/2025	25,000	25,731
2.20%, 8/14/2030	125,000	125,770
2.40%, 9/21/2022	313,000	323,041
2.75%, 8/14/2050	15,000	14,261
3.40%, 5/6/2024	219,000	237,308
Perrigo Finance Unlimited Co.:
4.38%, 3/15/2026	123,000	133,437
4.90%, 12/15/2044	40,000	39,357
Pfizer, Inc.:
0.80%, 5/28/2025 (a)	230,000	228,477
1.70%, 5/28/2030 (a)	25,000	24,077
2.95%, 3/15/2024 (a)	115,000	123,580
3.00%, 6/15/2023	130,000	137,423
3.45%, 3/15/2029	25,000	27,438
3.60%, 9/15/2028	25,000	27,687
3.90%, 3/15/2039	35,000	39,830
4.00%, 3/15/2049	334,000	385,914
4.10%, 9/15/2038	100,000	116,346
4.40%, 5/15/2044	50,000	60,145
7.20%, 3/15/2039	13,000	20,395
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	200,000	192,424
4.40%, 11/26/2023	40,000	43,727
Viatris, Inc. 4.00%, 6/22/2050 (d)	389,000	396,978
Wyeth LLC 5.95%, 4/1/2037	341,000	474,621
Zoetis, Inc.:
2.00%, 5/15/2030	50,000	48,083
3.90%, 8/20/2028	100,000	111,209
4.70%, 2/1/2043	178,000	215,384
		19,456,189
PIPELINES — 3.5%
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	38,000	39,405
3.40%, 2/15/2031	10,000	10,067
4.45%, 7/15/2027	61,000	67,536
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	10,000	10,569
5.13%, 6/30/2027	275,000	315,230
5.88%, 3/31/2025	100,000	114,004
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	54,000	60,591
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	5,000	7,049

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	$166,000	$176,838
4.40%, 3/15/2027	95,000	102,831
5.00%, 5/15/2044	119,000	118,081
Enbridge Energy Partners L.P. 7.38%, 10/15/2045	140,000	200,549
Enbridge, Inc.:
3.50%, 6/10/2024	27,000	28,905
4.00%, 10/1/2023	102,000	109,373
4.25%, 12/1/2026	50,000	55,874
Energy Transfer Operating L.P.:
2.90%, 5/15/2025	220,000	229,266
4.75%, 1/15/2026	123,000	136,592
4.90%, 2/1/2024	15,000	16,363
5.00%, 5/15/2050	100,000	103,650
5.25%, 4/15/2029	171,000	194,923
5.88%, 1/15/2024	250,000	278,460
6.05%, 6/1/2041	190,000	215,889
6.63%, 10/15/2036	77,000	94,169
Series 20Y, 5.80%, 6/15/2038	267,000	302,604
Enterprise Products Operating LLC:
2.80%, 1/31/2030 (a)	35,000	36,123
3.20%, 2/15/2052	50,000	45,578
3.35%, 3/15/2023	61,000	63,970
3.70%, 1/31/2051	125,000	123,433
3.90%, 2/15/2024	265,000	286,741
3.95%, 2/15/2027	100,000	111,603
4.25%, 2/15/2048	230,000	244,830
4.85%, 3/15/2044	88,000	101,742
5.10%, 2/15/2045	127,000	149,689
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (b)	200,000	188,224
Series H, 6.65%, 10/15/2034	5,000	6,627
Kinder Morgan Energy Partners L.P.:
3.95%, 9/1/2022	189,000	196,651
4.30%, 5/1/2024	16,000	17,519
6.38%, 3/1/2041	104,000	132,757
6.50%, 9/1/2039	74,000	96,315
Kinder Morgan, Inc.:
2.00%, 2/15/2031 (a)	140,000	129,879
3.60%, 2/15/2051	100,000	93,279
4.30%, 3/1/2028	65,000	72,753
5.05%, 2/15/2046	120,000	135,415
5.20%, 3/1/2048	100,000	115,871
5.55%, 6/1/2045	409,000	489,614
Magellan Midstream Partners L.P.:
3.95%, 3/1/2050 (a)	96,000	94,727
4.20%, 3/15/2045	19,000	18,749
4.20%, 10/3/2047	100,000	101,135
Security Description	Principal Amount	Value
MPLX L.P.:
4.13%, 3/1/2027	$287,000	$318,917
4.80%, 2/15/2029	394,000	450,988
5.50%, 2/15/2049	125,000	148,971
Northwest Pipeline LLC 4.00%, 4/1/2027	54,000	60,339
ONEOK Partners L.P.:
3.38%, 10/1/2022	85,000	87,809
6.13%, 2/1/2041	25,000	29,494
6.20%, 9/15/2043	75,000	90,234
6.85%, 10/15/2037	40,000	50,959
ONEOK, Inc.:
4.00%, 7/13/2027	200,000	216,976
4.35%, 3/15/2029	15,000	16,354
4.50%, 3/15/2050	25,000	25,376
4.95%, 7/13/2047	150,000	159,129
5.20%, 7/15/2048	54,000	59,275
5.85%, 1/15/2026	15,000	17,573
Phillips 66 Partners L.P. 3.75%, 3/1/2028	286,000	306,463
Plains All American Pipeline L.P./PAA Finance Corp.:
4.30%, 1/31/2043	100,000	91,586
4.65%, 10/15/2025	150,000	164,653
4.70%, 6/15/2044	161,000	154,227
4.90%, 2/15/2045	25,000	24,404
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	75,000	82,428
5.00%, 3/15/2027	150,000	170,998
5.88%, 6/30/2026	175,000	205,250
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	5,000	6,835
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	106,000	114,090
4.75%, 3/15/2024	36,000	39,689
Sunoco Logistics Partners Operations L.P.:
4.95%, 1/15/2043	35,000	35,698
5.35%, 5/15/2045	101,000	106,182
5.40%, 10/1/2047	25,000	26,748
TC PipeLines L.P. 3.90%, 5/25/2027 (a)	74,000	80,367
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	15,000	20,177
TransCanada PipeLines, Ltd.:
4.88%, 1/15/2026 (a)	280,000	321,054
5.00%, 10/16/2043	43,000	51,060
6.10%, 6/1/2040	150,000	197,299
6.20%, 10/15/2037	30,000	39,080
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	25,000	26,262
3.95%, 5/15/2050	50,000	51,476
4.00%, 3/15/2028	104,000	115,652
5.40%, 8/15/2041	100,000	120,248

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Valero Energy Partners L.P. 4.38%, 12/15/2026	$189,000	$211,733
Williams Cos., Inc.:
2.60%, 3/15/2031	100,000	97,787
3.50%, 11/15/2030 (a)	25,000	26,517
3.70%, 1/15/2023	105,000	109,862
4.00%, 9/15/2025	3,000	3,293
4.90%, 1/15/2045	200,000	221,726
5.75%, 6/24/2044	174,000	212,223
		11,209,503
REAL ESTATE INVESTMENT TRUSTS — 3.9%
Agree L.P. 2.90%, 10/1/2030	25,000	25,235
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	120,000	108,822
2.00%, 5/18/2032	25,000	23,233
2.75%, 12/15/2029	25,000	25,534
3.00%, 5/18/2051	50,000	45,518
4.00%, 2/1/2050	25,000	26,744
4.50%, 7/30/2029	50,000	57,407
American Assets Trust L.P. 3.38%, 2/1/2031	200,000	197,692
American Campus Communities Operating Partnership L.P. 3.30%, 7/15/2026	57,000	61,200
American Tower Corp.:
1.50%, 1/31/2028	100,000	95,496
2.90%, 1/15/2030 (a)	10,000	10,208
3.00%, 6/15/2023	150,000	157,905
3.38%, 5/15/2024	410,000	439,590
3.50%, 1/31/2023	15,000	15,791
3.80%, 8/15/2029	115,000	125,333
4.00%, 6/1/2025	150,000	165,267
AvalonBay Communities, Inc.:
Series MTN, 2.30%, 3/1/2030 (a)	140,000	138,674
Series MTN, 3.30%, 6/1/2029	165,000	175,857
Boston Properties L.P.:
2.55%, 4/1/2032	50,000	47,900
2.90%, 3/15/2030	73,000	73,739
3.40%, 6/21/2029	50,000	52,738
3.80%, 2/1/2024	19,000	20,476
3.85%, 2/1/2023	309,000	324,669
4.50%, 12/1/2028	10,000	11,370
Brandywine Operating Partnership L.P. 4.10%, 10/1/2024	25,000	26,687
Brixmor Operating Partnership L.P.:
4.05%, 7/1/2030	182,000	196,453
4.13%, 6/15/2026	38,000	42,104
Security Description	Principal Amount	Value
Camden Property Trust:
3.15%, 7/1/2029	$100,000	$105,586
3.35%, 11/1/2049	15,000	15,404
CBRE Services, Inc. 4.88%, 3/1/2026	122,000	140,045
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	385,000	410,037
Corporate Office Properties L.P.:
2.25%, 3/15/2026	10,000	10,179
2.75%, 4/15/2031	40,000	38,673
5.00%, 7/1/2025	25,000	28,132
Crown Castle International Corp.:
2.10%, 4/1/2031	100,000	94,404
3.25%, 1/15/2051	15,000	13,835
3.65%, 9/1/2027	180,000	196,778
3.80%, 2/15/2028	224,000	244,178
4.00%, 11/15/2049	10,000	10,410
4.30%, 2/15/2029	100,000	111,900
CubeSmart L.P. 2.00%, 2/15/2031	15,000	14,040
CyrusOne L.P./CyrusOne Finance Corp.:
2.15%, 11/1/2030	15,000	13,875
2.90%, 11/15/2024	115,000	121,486
3.45%, 11/15/2029	15,000	15,425
Digital Realty Trust L.P. 4.45%, 7/15/2028	299,000	338,073
Duke Realty L.P.:
3.05%, 3/1/2050	5,000	4,616
4.00%, 9/15/2028	140,000	155,407
Equinix, Inc.:
1.00%, 9/15/2025	100,000	98,070
5.38%, 5/15/2027	243,000	261,006
ERP Operating L.P.:
2.50%, 2/15/2030 (a)	25,000	25,064
3.00%, 7/1/2029	125,000	130,121
4.50%, 7/1/2044	116,000	137,457
Essex Portfolio L.P.:
1.70%, 3/1/2028	85,000	81,948
2.65%, 3/15/2032	65,000	63,950
2.65%, 9/1/2050 (a)	20,000	16,683
3.00%, 1/15/2030	25,000	25,600
3.50%, 4/1/2025	25,000	26,989
4.00%, 3/1/2029	65,000	71,830
Federal Realty Investment Trust:
3.20%, 6/15/2029	25,000	25,840
3.50%, 6/1/2030	75,000	78,967
3.95%, 1/15/2024	225,000	243,133
GLP Capital L.P./GLP Financing II, Inc.:
5.25%, 6/1/2025	255,000	285,743
5.38%, 11/1/2023	5,000	5,468

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 4/15/2026	$160,000	$179,693
5.75%, 6/1/2028	34,000	39,273
Healthcare Realty Trust, Inc. 2.40%, 3/15/2030	25,000	24,377
Healthcare Trust of America Holdings L.P.:
2.00%, 3/15/2031	55,000	51,279
3.50%, 8/1/2026	50,000	54,683
Healthpeak Properties, Inc. 3.00%, 1/15/2030	210,000	216,340
Highwoods Realty L.P.:
2.60%, 2/1/2031	55,000	53,644
4.20%, 4/15/2029	15,000	16,352
Host Hotels & Resorts L.P.:
Series D, 3.75%, 10/15/2023	100,000	105,527
Series H, 3.38%, 12/15/2029	100,000	99,293
Hudson Pacific Properties L.P. 3.25%, 1/15/2030	50,000	50,282
Kilroy Realty L.P.:
3.05%, 2/15/2030	165,000	166,343
3.45%, 12/15/2024	40,000	42,765
4.75%, 12/15/2028	15,000	16,969
Kimco Realty Corp.:
2.70%, 10/1/2030	50,000	50,038
2.80%, 10/1/2026	121,000	127,971
Lexington Realty Trust 2.70%, 9/15/2030	15,000	14,636
Life Storage L.P.:
2.20%, 10/15/2030	25,000	23,697
3.88%, 12/15/2027	25,000	27,653
Mid-America Apartments L.P. 1.70%, 2/15/2031	25,000	22,985
National Retail Properties, Inc.:
2.50%, 4/15/2030	25,000	24,577
3.10%, 4/15/2050	25,000	22,679
3.50%, 4/15/2051	45,000	44,267
3.90%, 6/15/2024	15,000	16,298
4.80%, 10/15/2048	55,000	64,553
Office Properties Income Trust 4.50%, 2/1/2025	167,000	176,405
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	100,000	96,018
3.38%, 2/1/2031	200,000	198,006
3.63%, 10/1/2029	156,000	159,324
Physicians Realty L.P. 4.30%, 3/15/2027	20,000	21,965
Piedmont Operating Partnership L.P.:
3.15%, 8/15/2030	65,000	63,423
3.40%, 6/1/2023	15,000	15,600
Prologis L.P.:
1.63%, 3/15/2031	200,000	185,856
3.00%, 4/15/2050	10,000	9,595
4.38%, 2/1/2029	15,000	17,256
Security Description	Principal Amount	Value
Public Storage 2.37%, 9/15/2022	$112,000	$115,052
Realty Income Corp.:
0.75%, 3/15/2026 (a)	30,000	28,905
3.25%, 6/15/2029	100,000	105,396
3.25%, 1/15/2031	80,000	84,565
3.88%, 7/15/2024	16,000	17,431
Regency Centers L.P.:
2.95%, 9/15/2029	25,000	25,453
3.70%, 6/15/2030	15,000	16,116
4.65%, 3/15/2049	95,000	104,692
Retail Properties of America, Inc. 4.75%, 9/15/2030	46,000	48,535
Sabra Health Care L.P. 5.13%, 8/15/2026	104,000	115,671
Simon Property Group L.P.:
2.45%, 9/13/2029	25,000	24,744
2.65%, 7/15/2030 (a)	25,000	24,912
3.25%, 11/30/2026	110,000	118,358
3.25%, 9/13/2049	135,000	126,540
3.38%, 10/1/2024	243,000	261,492
3.38%, 6/15/2027	92,000	99,119
3.50%, 9/1/2025	15,000	16,280
3.80%, 7/15/2050 (a)	254,000	257,701
4.25%, 10/1/2044	3,000	3,222
SITE Centers Corp. 3.63%, 2/1/2025	157,000	163,991
Spirit Realty L.P.:
2.10%, 3/15/2028	50,000	48,635
2.70%, 2/15/2032	60,000	57,123
4.00%, 7/15/2029	115,000	124,533
STORE Capital Corp.:
4.50%, 3/15/2028	30,000	33,037
4.63%, 3/15/2029	15,000	16,654
UDR, Inc.:
Series MTN, 2.10%, 6/15/2033	100,000	92,252
Series MTN, 4.40%, 1/26/2029	125,000	140,954
Ventas Realty L.P.:
2.65%, 1/15/2025	25,000	26,137
3.25%, 10/15/2026	213,000	229,111
4.75%, 11/15/2030 (a)	100,000	115,660
VEREIT Operating Partnership L.P. 3.95%, 8/15/2027	160,000	175,766
Welltower, Inc.:
2.80%, 6/1/2031	300,000	298,242
4.13%, 3/15/2029	125,000	138,050
5.13%, 3/15/2043	3,000	3,468
Weyerhaeuser Co.:
4.00%, 11/15/2029	25,000	27,847
7.38%, 3/15/2032	114,000	160,219
WP Carey, Inc.:
2.25%, 4/1/2033	100,000	93,345

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.85%, 7/15/2029	$25,000	$26,948
		12,417,772
RETAIL — 2.8%
Advance Auto Parts, Inc. 3.90%, 4/15/2030	25,000	27,151
AutoNation, Inc.:
3.50%, 11/15/2024	35,000	37,664
4.50%, 10/1/2025	124,000	137,876
AutoZone, Inc.:
1.65%, 1/15/2031	20,000	18,368
2.88%, 1/15/2023	11,000	11,403
3.13%, 7/15/2023	107,000	112,629
3.63%, 4/15/2025	25,000	27,235
4.00%, 4/15/2030	25,000	27,689
Best Buy Co., Inc.:
1.95%, 10/1/2030	10,000	9,432
4.45%, 10/1/2028	30,000	34,244
Costco Wholesale Corp.:
1.38%, 6/20/2027	150,000	149,452
1.60%, 4/20/2030	35,000	33,522
1.75%, 4/20/2032 (a)	15,000	14,297
Darden Restaurants, Inc. 3.85%, 5/1/2027	250,000	271,795
Dollar General Corp. 3.25%, 4/15/2023	185,000	194,733
Dollar Tree, Inc.:
4.00%, 5/15/2025	151,000	166,716
4.20%, 5/15/2028 (a)	37,000	41,560
Home Depot, Inc.:
1.38%, 3/15/2031	100,000	92,684
2.38%, 3/15/2051	200,000	171,826
2.50%, 4/15/2027	15,000	15,819
3.00%, 4/1/2026	200,000	216,392
3.13%, 12/15/2049	160,000	158,592
3.30%, 4/15/2040	100,000	105,460
3.35%, 4/15/2050	125,000	129,600
3.75%, 2/15/2024	226,000	244,930
3.90%, 6/15/2047	125,000	140,589
4.40%, 3/15/2045	108,000	129,714
5.40%, 9/15/2040	288,000	382,026
5.95%, 4/1/2041	50,000	70,586
Kohl's Corp.:
3.25%, 2/1/2023	50,000	51,954
3.38%, 5/1/2031	45,000	45,044
Lowe's Cos., Inc.:
1.30%, 4/15/2028	345,000	328,167
1.70%, 10/15/2030	45,000	42,107
2.63%, 4/1/2031	150,000	150,771
3.13%, 9/15/2024	100,000	107,353
3.38%, 9/15/2025	41,000	44,667
3.50%, 4/1/2051	75,000	76,327
4.00%, 4/15/2025	50,000	55,323
5.13%, 4/15/2050 (a)	175,000	226,817
Security Description	Principal Amount	Value
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	$15,000	$15,148
Series MTN, 3.80%, 4/1/2028	175,000	193,653
Series MTN, 4.20%, 4/1/2050	64,000	72,944
Series MTN, 4.88%, 12/9/2045	300,000	367,017
Series MTN, 6.30%, 3/1/2038	385,000	537,060
Nordstrom, Inc. 4.25%, 8/1/2031 (d) (f)	20,000	19,995
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031 (a)	145,000	134,250
3.60%, 9/1/2027	15,000	16,443
3.90%, 6/1/2029	25,000	27,475
Starbucks Corp.:
1.30%, 5/7/2022	115,000	116,181
2.00%, 3/12/2027	25,000	25,493
2.25%, 3/12/2030	25,000	24,673
2.55%, 11/15/2030	225,000	225,760
3.10%, 3/1/2023	175,000	183,526
3.35%, 3/12/2050	15,000	14,712
3.50%, 11/15/2050 (a)	25,000	25,061
4.50%, 11/15/2048	55,000	64,180
Target Corp.:
2.25%, 4/15/2025	125,000	130,959
2.35%, 2/15/2030	10,000	10,140
TJX Cos., Inc.:
2.25%, 9/15/2026	169,000	175,792
3.50%, 4/15/2025	50,000	54,482
Walgreen Co. 4.40%, 9/15/2042	90,000	95,073
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (a)	115,000	119,655
3.80%, 11/18/2024	53,000	57,711
4.10%, 4/15/2050	75,000	76,331
4.80%, 11/18/2044	202,000	223,008
Walmart, Inc.:
2.38%, 9/24/2029	10,000	10,300
2.85%, 7/8/2024	265,000	284,364
3.05%, 7/8/2026	125,000	135,884
3.25%, 7/8/2029	119,000	130,245
3.55%, 6/26/2025	375,000	413,419
3.70%, 6/26/2028	150,000	168,543
4.05%, 6/29/2048	300,000	352,620
4.30%, 4/22/2044	100,000	121,193
		8,925,804
SEMICONDUCTORS — 2.1%
Analog Devices, Inc. 3.90%, 12/15/2025	48,000	53,176
Applied Materials, Inc.:
1.75%, 6/1/2030	105,000	100,923
2.75%, 6/1/2050	15,000	14,006

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.30%, 4/1/2027 (a)	$100,000	$109,205
5.85%, 6/15/2041	135,000	189,019
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.50%, 1/15/2028	193,000	204,910
3.88%, 1/15/2027	410,000	444,842
Broadcom, Inc.:
1.95%, 2/15/2028 (d)	140,000	136,055
2.45%, 2/15/2031 (d)	100,000	94,467
2.60%, 2/15/2033 (d)	100,000	93,030
3.46%, 9/15/2026	215,000	230,822
3.50%, 2/15/2041 (d)	55,000	52,691
3.75%, 2/15/2051 (a) (d)	20,000	19,167
4.11%, 9/15/2028	266,000	290,432
4.15%, 11/15/2030	250,000	269,742
4.30%, 11/15/2032	30,000	32,656
4.75%, 4/15/2029	375,000	421,522
Intel Corp.:
2.35%, 5/11/2022	109,000	111,290
2.45%, 11/15/2029	787,000	805,424
3.10%, 2/15/2060	20,000	18,933
3.15%, 5/11/2027	25,000	27,189
3.25%, 11/15/2049	215,000	215,445
3.73%, 12/8/2047	300,000	323,739
3.75%, 3/25/2027	50,000	55,945
4.60%, 3/25/2040	15,000	18,145
4.80%, 10/1/2041	50,000	62,410
Lam Research Corp.:
1.90%, 6/15/2030	25,000	24,275
2.88%, 6/15/2050	20,000	19,076
3.13%, 6/15/2060	20,000	19,432
3.80%, 3/15/2025 (a)	222,000	244,071
Micron Technology, Inc.:
2.50%, 4/24/2023	220,000	228,301
4.64%, 2/6/2024	55,000	60,482
4.66%, 2/15/2030	145,000	165,362
NVIDIA Corp. 3.20%, 9/16/2026 (a)	176,000	191,995
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
3.40%, 5/1/2030 (a) (d)	15,000	15,821
4.30%, 6/18/2029 (d)	250,000	280,037
QUALCOMM, Inc.:
2.15%, 5/20/2030	50,000	49,595
2.90%, 5/20/2024	160,000	170,826
3.25%, 5/20/2027	213,000	232,406
3.25%, 5/20/2050 (a)	120,000	122,107
4.80%, 5/20/2045	125,000	156,125
Texas Instruments, Inc.:
1.38%, 3/12/2025	215,000	218,762
1.75%, 5/4/2030	65,000	62,494
2.25%, 9/4/2029	30,000	30,243
3.88%, 3/15/2039	10,000	11,517
Security Description	Principal Amount	Value
Xilinx, Inc. 2.95%, 6/1/2024	$38,000	$40,350
		6,738,462
SOFTWARE — 2.7%
Activision Blizzard, Inc. 2.50%, 9/15/2050	95,000	79,886
Adobe, Inc. 3.25%, 2/1/2025	186,000	201,380
Autodesk, Inc. 2.85%, 1/15/2030	15,000	15,425
Citrix Systems, Inc.:
1.25%, 3/1/2026	55,000	54,205
3.30%, 3/1/2030	225,000	231,343
Electronic Arts, Inc.:
1.85%, 2/15/2031	60,000	56,632
2.95%, 2/15/2051	40,000	36,900
Fidelity National Information Services, Inc.:
0.38%, 3/1/2023	20,000	19,942
0.60%, 3/1/2024	15,000	14,919
1.15%, 3/1/2026	200,000	196,690
1.65%, 3/1/2028 (a)	20,000	19,537
2.25%, 3/1/2031	50,000	49,122
3.10%, 3/1/2041	10,000	9,834
Fiserv, Inc.:
2.75%, 7/1/2024	125,000	132,146
3.50%, 7/1/2029	110,000	118,636
3.80%, 10/1/2023	165,000	177,566
4.20%, 10/1/2028	125,000	140,803
4.40%, 7/1/2049	93,000	107,409
Intuit, Inc.:
0.65%, 7/15/2023	15,000	15,077
1.35%, 7/15/2027 (a)	115,000	112,818
1.65%, 7/15/2030	15,000	14,215
Microsoft Corp.:
2.00%, 8/8/2023	212,000	220,079
2.40%, 8/8/2026	500,000	528,165
2.53%, 6/1/2050	429,000	392,153
2.65%, 11/3/2022	400,000	413,476
2.68%, 6/1/2060	258,000	236,751
2.92%, 3/17/2052	339,000	333,559
3.04%, 3/17/2062	206,000	202,127
3.45%, 8/8/2036	81,000	89,365
3.50%, 2/12/2035	150,000	167,544
Oracle Corp.:
1.65%, 3/25/2026 (a)	70,000	70,504
2.30%, 3/25/2028 (a)	105,000	106,261
2.40%, 9/15/2023	190,000	197,572
2.50%, 4/1/2025	50,000	52,445
2.63%, 2/15/2023	497,000	515,364
2.65%, 7/15/2026	62,000	65,052
2.88%, 3/25/2031	75,000	76,352
2.95%, 5/15/2025	355,000	378,252
3.25%, 5/15/2030	160,000	167,931
3.40%, 7/8/2024 (a)	208,000	223,477

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.60%, 4/1/2040	$50,000	$50,274
3.60%, 4/1/2050	384,000	372,664
3.65%, 3/25/2041	160,000	161,970
3.80%, 11/15/2037	130,000	135,110
3.85%, 4/1/2060	225,000	221,045
3.95%, 3/25/2051	120,000	123,895
4.00%, 7/15/2046	450,000	464,022
4.10%, 3/25/2061	95,000	98,268
4.13%, 5/15/2045	234,000	245,415
5.38%, 7/15/2040	150,000	184,104
salesforce.com, Inc. 3.25%, 4/11/2023	100,000	105,633
ServiceNow, Inc. 1.40%, 9/1/2030	45,000	40,681
VMware, Inc. 2.95%, 8/21/2022	100,000	103,201
		8,547,196
TELECOMMUNICATIONS — 5.1%
America Movil SAB de CV:
2.88%, 5/7/2030 (a)	50,000	50,947
3.13%, 7/16/2022	8,000	8,259
3.63%, 4/22/2029	100,000	107,313
6.13%, 3/30/2040	273,000	370,166
AT&T, Inc.:
0.90%, 3/25/2024	200,000	200,448
1.65%, 2/1/2028	200,000	193,612
1.70%, 3/25/2026	200,000	200,018
2.25%, 2/1/2032	385,000	365,007
2.30%, 6/1/2027	225,000	229,392
2.55%, 12/1/2033 (d)	150,000	142,379
2.75%, 6/1/2031	100,000	99,622
3.50%, 6/1/2041	50,000	49,418
3.50%, 9/15/2053 (d)	200,000	184,954
3.50%, 2/1/2061 (a)	100,000	90,678
3.55%, 9/15/2055 (d)	234,000	214,164
3.65%, 6/1/2051	200,000	193,378
3.65%, 9/15/2059 (d)	554,000	507,065
3.80%, 3/1/2024 (a)	115,000	124,309
3.80%, 12/1/2057 (d)	893,000	850,850
3.85%, 6/1/2060	125,000	119,610
4.35%, 3/1/2029	360,000	406,886
4.75%, 5/15/2046	400,000	458,668
5.25%, 3/1/2037	512,000	618,460
5.70%, 3/1/2057	100,000	126,720
Bell Canada:
Series US-3, 0.75%, 3/17/2024	100,000	99,864
Series US-4, 3.65%, 3/17/2051	100,000	101,302
Bell Canada, Inc. 4.30%, 7/29/2049	110,000	124,174
Cisco Systems, Inc.:
2.95%, 2/28/2026	111,000	120,497
5.90%, 2/15/2039	307,000	433,668
Security Description	Principal Amount	Value
Corning, Inc.:
3.90%, 11/15/2049	$100,000	$108,135
4.38%, 11/15/2057	112,000	122,575
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	75,000	111,250
Juniper Networks, Inc.:
1.20%, 12/10/2025	20,000	19,688
2.00%, 12/10/2030	30,000	27,628
3.75%, 8/15/2029	25,000	26,973
Motorola Solutions, Inc. 4.00%, 9/1/2024	126,000	138,698
Orange SA 5.50%, 2/6/2044	202,000	269,712
Rogers Communications, Inc.:
4.30%, 2/15/2048	52,000	56,370
4.35%, 5/1/2049	174,000	189,867
5.00%, 3/15/2044	111,000	131,872
Telefonica Emisiones SA:
4.10%, 3/8/2027	253,000	282,872
4.57%, 4/27/2023	151,000	162,955
7.05%, 6/20/2036	410,000	570,941
TELUS Corp.:
2.80%, 2/16/2027	115,000	122,493
4.30%, 6/15/2049	115,000	128,961
T-Mobile USA, Inc.:
2.05%, 2/15/2028 (d)	110,000	107,899
2.25%, 11/15/2031 (d)	50,000	47,453
2.55%, 2/15/2031 (d)	10,000	9,772
3.30%, 2/15/2051 (d)	75,000	69,969
3.50%, 4/15/2025 (d)	50,000	53,932
3.60%, 11/15/2060 (d)	20,000	19,028
3.75%, 4/15/2027 (d)	304,000	332,077
3.88%, 4/15/2030 (d)	325,000	352,658
4.38%, 4/15/2040 (d)	276,000	305,201
4.50%, 4/15/2050 (d)	215,000	240,250
Verizon Communications, Inc.:
0.75%, 3/22/2024	200,000	200,268
0.85%, 11/20/2025	100,000	97,814
1.45%, 3/20/2026	40,000	40,026
1.50%, 9/18/2030	230,000	211,623
1.68%, 10/30/2030 (d)	147,000	136,397
1.75%, 1/20/2031	100,000	93,106
2.10%, 3/22/2028	200,000	200,648
2.55%, 3/21/2031	110,000	109,856
2.63%, 8/15/2026	270,000	285,134
2.65%, 11/20/2040	100,000	91,401
2.88%, 11/20/2050	100,000	88,860
2.99%, 10/30/2056 (d)	314,000	276,238
3.00%, 11/20/2060	90,000	78,345
3.40%, 3/22/2041	300,000	304,719
3.55%, 3/22/2051	115,000	114,920
3.70%, 3/22/2061	145,000	143,454
3.88%, 2/8/2029 (a)	275,000	307,145
4.02%, 12/3/2029	133,000	148,722

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 3/16/2027	$722,000	$817,679
4.33%, 9/21/2028	173,000	198,083
4.75%, 11/1/2041	57,000	67,821
4.86%, 8/21/2046	460,000	554,222
5.01%, 4/15/2049	20,000	24,701
5.15%, 9/15/2023	124,000	137,636
Vodafone Group PLC:
4.25%, 9/17/2050 (a)	111,000	121,977
4.38%, 5/30/2028	350,000	401,971
4.38%, 2/19/2043	138,000	154,158
4.88%, 6/19/2049	50,000	59,711
		16,267,692
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027	122,000	130,374
3.55%, 11/19/2026	15,000	16,190
6.35%, 3/15/2040	144,000	184,411
		330,975
TRANSPORTATION — 2.1%
Burlington Northern Santa Fe LLC:
3.25%, 6/15/2027	50,000	54,261
3.30%, 9/15/2051	100,000	100,575
3.65%, 9/1/2025	100,000	109,902
3.90%, 8/1/2046	54,000	59,245
4.15%, 12/15/2048	49,000	55,966
4.45%, 3/15/2043	375,000	442,639
4.55%, 9/1/2044	282,000	337,393
4.70%, 9/1/2045	65,000	79,614
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	13,179
3.65%, 2/3/2048	63,000	68,293
6.20%, 6/1/2036 (a)	30,000	41,797
6.90%, 7/15/2028	20,000	26,163
Canadian Pacific Railway Co.:
4.45%, 3/15/2023	11,000	11,701
6.13%, 9/15/2115	165,000	241,009
CSX Corp.:
2.50%, 5/15/2051	60,000	50,904
3.25%, 6/1/2027	275,000	298,565
3.35%, 11/1/2025	108,000	117,722
3.35%, 9/15/2049	15,000	14,745
3.80%, 3/1/2028	15,000	16,590
3.80%, 11/1/2046	25,000	26,704
3.80%, 4/15/2050	50,000	53,146
4.40%, 3/1/2043	240,000	274,872
4.50%, 3/15/2049	85,000	99,379
4.50%, 8/1/2054	25,000	29,424
FedEx Corp.:
3.88%, 8/1/2042	25,000	26,498
3.90%, 2/1/2035	49,000	53,867
4.10%, 4/15/2043	35,000	38,057
4.55%, 4/1/2046	325,000	370,591
Security Description	Principal Amount	Value
4.95%, 10/17/2048	$125,000	$152,760
5.25%, 5/15/2050	250,000	320,712
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	165,000	182,368
Kansas City Southern:
3.00%, 5/15/2023	50,000	52,012
3.50%, 5/1/2050	50,000	50,080
Norfolk Southern Corp.:
2.55%, 11/1/2029	15,000	15,281
3.05%, 5/15/2050	25,000	23,730
3.15%, 6/1/2027	58,000	62,743
3.16%, 5/15/2055	60,000	56,036
3.40%, 11/1/2049	25,000	24,928
3.65%, 8/1/2025	280,000	306,474
3.80%, 8/1/2028	25,000	27,807
3.94%, 11/1/2047	5,000	5,421
4.15%, 2/28/2048	10,000	11,261
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	270,000	283,470
Series MTN, 2.90%, 12/1/2026	20,000	21,249
Series MTN, 3.65%, 3/18/2024 (a)	25,000	26,990
Union Pacific Corp.:
2.97%, 9/16/2062 (d)	128,000	113,902
3.70%, 3/1/2029	80,000	88,340
3.80%, 10/1/2051	200,000	214,448
3.88%, 2/1/2055	130,000	137,393
4.05%, 3/1/2046	115,000	126,776
4.16%, 7/15/2022	233,000	241,987
Series MTN, 3.55%, 8/15/2039	290,000	308,374
United Parcel Service, Inc.:
2.35%, 5/16/2022	202,000	206,337
2.80%, 11/15/2024	166,000	177,590
3.40%, 9/1/2049	115,000	119,756
4.25%, 3/15/2049	250,000	294,645
		6,765,671
TRUCKING & LEASING — 0.0% (e)
GATX Corp.:
3.10%, 6/1/2051	5,000	4,541
4.00%, 6/30/2030	130,000	143,814
		148,355
WATER — 0.1%
American Water Capital Corp.:
2.80%, 5/1/2030 (a)	25,000	25,803
3.40%, 3/1/2025	15,000	16,307
3.45%, 5/1/2050	25,000	25,340
3.75%, 9/1/2028	100,000	111,257
4.15%, 6/1/2049	125,000	142,571
4.30%, 12/1/2042	88,000	99,857

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Essential Utilities, Inc. 4.28%, 5/1/2049	$15,000	$16,667
United Utilities PLC 6.88%, 8/15/2028	11,000	13,866
		451,668
TOTAL CORPORATE BONDS & NOTES (Cost $317,829,786)		318,066,918
	Shares
SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (g) (h)	1,131,439	1,131,778
State Street Navigator Securities Lending Portfolio II (i) (j)	13,753,167	13,753,168
TOTAL SHORT-TERM INVESTMENTS (Cost $14,884,946)		14,884,946
TOTAL INVESTMENTS — 103.6% (Cost $332,714,731)		332,951,864
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(11,613,317)
NET ASSETS — 100.0%		$321,338,547
(a)	All or a portion of the shares of the security are on loan at March 31, 2021.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2021. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.9% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$318,066,918	$—	$318,066,918
Short-Term Investments	14,884,946	—	—	14,884,946
TOTAL INVESTMENTS	$14,884,946	$318,066,918	$—	$332,951,864
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	476,090	$476,280	$27,748,909	$27,093,240	$—	$(171)	1,131,439	$1,131,778	$—
State Street Navigator Securities Lending Portfolio II	5,850,283	5,850,283	44,709,768	36,806,883	—	—	13,753,167	13,753,168	15,252
Total		$6,326,563	$72,458,677	$63,900,123	$—	$(171)		$14,884,946	$15,252
See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
ADVERTISING — 0.5%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$115,000	$119,505
Clear Channel International BV 6.63%, 8/1/2025 (a)	122,000	127,502
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (a) (b)	274,000	271,542
Lamar Media Corp.:
3.63%, 1/15/2031 (a) (b)	58,000	56,065
3.75%, 2/15/2028	20,000	19,960
4.00%, 2/15/2030	68,000	67,803
4.88%, 1/15/2029 (b)	63,000	65,894
MDC Partners, Inc. 7.50%, 5/1/2024 (a) (c)	133,000	134,853
National CineMedia LLC 5.88%, 4/15/2028 (a)	25,000	23,361
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	181,000	174,308
4.63%, 3/15/2030 (a)	18,000	17,343
5.00%, 8/15/2027 (a)	58,000	58,804
6.25%, 6/15/2025 (a) (b)	123,000	130,426
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	166,000	178,578
		1,445,944
AEROSPACE & DEFENSE — 1.9%
Bombardier, Inc. 5.75%, 3/15/2022 (a)	50,000	52,238
Hexcel Corp. 4.20%, 2/15/2027	50,000	52,326
Howmet Aerospace, Inc.:
5.13%, 10/1/2024	114,000	125,302
5.90%, 2/1/2027	128,000	145,207
5.95%, 2/1/2037	46,000	55,623
6.75%, 1/15/2028 (b)	94,000	111,523
6.88%, 5/1/2025	216,000	250,210
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025 (a)	98,000	102,582
Moog, Inc. 4.25%, 12/15/2027 (a)	81,000	82,644
Rolls-Royce PLC:
3.63%, 10/14/2025 (a)	231,000	231,695
5.75%, 10/15/2027 (a)	181,000	192,533
Signature Aviation US Holdings, Inc.:
4.00%, 3/1/2028 (a)	77,000	78,197
5.38%, 5/1/2026 (a)	274,000	279,631
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	25,000	25,931
Security Description	Principal Amount	Value
3.95%, 6/15/2023 (b)	$73,000	$72,385
4.60%, 6/15/2028	48,000	47,043
5.50%, 1/15/2025 (a)	108,000	114,154
7.50%, 4/15/2025 (a)	221,000	237,515
SSL Robotics LLC 9.75%, 12/31/2023 (a)	127,000	142,738
TransDigm UK Holdings PLC 6.88%, 5/15/2026	108,000	113,685
TransDigm, Inc.:
4.63%, 1/15/2029 (a)	113,000	111,394
5.50%, 11/15/2027	435,000	449,890
6.25%, 3/15/2026 (a)	796,000	843,863
6.38%, 6/15/2026	216,000	223,502
7.50%, 3/15/2027	377,000	404,219
8.00%, 12/15/2025 (a)	221,000	240,696
6.50%, 5/15/2025	133,000	135,897
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	105,000	106,568
7.75%, 8/15/2025	153,000	154,351
8.88%, 6/1/2024 (a)	146,000	163,520
		5,347,062
AGRICULTURE — 0.2%
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc. 8.50%, 12/15/2022 (a)	91,000	93,598
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	40,000	42,065
Turning Point Brands, Inc. 5.63%, 2/15/2026 (a) (b)	40,000	41,523
Vector Group, Ltd.:
5.75%, 2/1/2029 (a)	161,000	165,964
10.50%, 11/1/2026 (a)	137,000	146,678
		489,828
AIRLINES — 1.3%
American Airlines Group, Inc.:
3.75%, 3/1/2025 (a)	118,000	100,519
5.00%, 6/1/2022 (a) (b)	186,000	182,739
American Airlines, Inc. 11.75%, 7/15/2025 (a)	618,000	764,157
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/2026 (a)	639,000	664,669
5.75%, 4/20/2029 (a)	546,000	580,802
Delta Air Lines, Inc.:
2.90%, 10/28/2024	171,000	170,561
3.80%, 4/19/2023	123,000	126,156
7.38%, 1/15/2026	297,000	349,863
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. 5.75%, 1/20/2026 (a)	251,000	266,045

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a)	$112,000	$126,568
United Airlines Holdings, Inc.:
4.25%, 10/1/2022	113,000	114,972
5.00%, 2/1/2024 (b)	99,000	101,029
		3,548,080
APPAREL — 0.3%
Crocs, Inc. 4.25%, 3/15/2029 (a)	123,000	120,212
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	89,000	94,387
4.88%, 5/15/2026 (a)	138,000	148,042
5.38%, 5/15/2025 (a)	46,000	48,634
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	83,000	80,139
Michael Kors USA, Inc. 4.50%, 11/1/2024 (a)	67,000	70,209
Under Armour, Inc. 3.25%, 6/15/2026 (b)	10,000	10,014
William Carter Co.:
5.50%, 5/15/2025 (a)	35,000	37,371
5.63%, 3/15/2027 (a)	75,000	79,187
Wolverine World Wide, Inc.:
5.00%, 9/1/2026 (a)	25,000	25,440
6.38%, 5/15/2025 (a)	98,000	104,590
		818,225
AUTO MANUFACTURERS — 4.0%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	148,000	143,715
5.88%, 6/1/2029 (a)	116,000	126,832
Aston Martin Capital Holdings, Ltd. 10.50%, 11/30/2025 (a)	417,000	460,860
Ford Holdings LLC 9.30%, 3/1/2030	110,000	144,321
Ford Motor Co.:
4.35%, 12/8/2026	304,000	320,097
4.75%, 1/15/2043	314,000	315,218
5.29%, 12/8/2046	176,000	184,849
6.38%, 2/1/2029	54,000	59,965
6.63%, 10/1/2028	123,000	141,595
7.40%, 11/1/2046	148,000	185,462
7.45%, 7/16/2031	325,000	409,552
8.50%, 4/21/2023	760,000	847,423
9.00%, 4/22/2025	756,000	915,183
9.63%, 4/22/2030 (b)	176,000	245,881
Ford Motor Credit Co. LLC:
2.90%, 2/16/2028	153,000	146,949
2.98%, 8/3/2022	258,000	261,426
3.09%, 1/9/2023	488,000	496,052
3.35%, 11/1/2022	427,000	435,105
3.37%, 11/17/2023	118,000	120,989
3.38%, 11/13/2025	431,000	437,370
Security Description	Principal Amount	Value
3.66%, 9/8/2024	$140,000	$144,202
3.81%, 1/9/2024	221,000	227,979
4.00%, 11/13/2030	294,000	291,669
4.06%, 11/1/2024	279,000	292,573
4.13%, 8/4/2025	269,000	281,595
4.14%, 2/15/2023	118,000	122,462
4.25%, 9/20/2022	294,000	304,228
4.27%, 1/9/2027	53,000	55,162
4.38%, 8/6/2023	190,000	198,660
4.54%, 8/1/2026	73,000	77,200
4.69%, 6/9/2025	98,000	104,067
5.11%, 5/3/2029	148,000	158,222
5.13%, 6/16/2025	452,000	487,984
5.58%, 3/18/2024	246,000	265,643
Series GMTN, 4.39%, 1/8/2026	108,000	113,698
Series MTN, 3.55%, 10/7/2022	68,000	69,512
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a)	143,000	136,426
5.63%, 2/1/2023 (a)	113,000	113,053
5.88%, 1/15/2028 (a)	98,000	99,761
7.75%, 10/15/2025 (a)	392,000	424,885
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	163,000	172,115
Navistar International Corp.:
6.63%, 11/1/2025 (a)	98,000	101,875
9.50%, 5/1/2025 (a)	153,000	168,300
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	143,000	152,697
Tesla, Inc. 5.30%, 8/15/2025 (a)	319,000	331,074
Wabash National Corp. 5.50%, 10/1/2025 (a)	88,000	89,878
		11,383,764
AUTO PARTS & EQUIPMENT — 1.5%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a) (b)	148,000	152,961
Adient US LLC:
7.00%, 5/15/2026 (a)	2,000	2,131
9.00%, 4/15/2025 (a)	113,000	125,584
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	98,000	104,290
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025 (b)	148,000	152,471
6.25%, 3/15/2026 (b)	85,000	87,123
6.50%, 4/1/2027 (b)	98,000	101,986
6.88%, 7/1/2028 (b)	73,000	76,567
Clarios Global L.P. 6.75%, 5/15/2025 (a)	201,000	214,698
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a)	188,000	199,641

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
8.50%, 5/15/2027 (a)	$250,000	$269,128
Cooper-Standard Automotive, Inc.:
5.63%, 11/15/2026 (a)	58,000	49,509
13.00%, 6/1/2024 (a)	53,000	60,818
Dana Financing Luxembourg Sarl:
5.75%, 4/15/2025 (a)	118,000	121,680
6.50%, 6/1/2026 (a)	158,000	164,529
Dana, Inc.:
5.38%, 11/15/2027 (b)	133,000	140,069
5.50%, 12/15/2024	44,000	44,924
5.63%, 6/15/2028 (b)	83,000	88,771
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	153,000	161,851
Delphi Technologies PLC 5.00%, 10/1/2025 (a)	49,000	54,281
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	63,000	64,645
5.00%, 5/31/2026	123,000	126,486
5.13%, 11/15/2023 (b)	58,000	58,207
5.25%, 4/30/2031	150,000	150,000
5.63%, 4/30/2033	100,000	100,000
9.50%, 5/31/2025	158,000	177,135
IHO Verwaltungs GmbH 4.75%, 9/15/2026 (a)	118,000	121,417
IHO Verwaltungs GmbH PIK:
6.38%, 5/15/2029 (a)	73,000	79,560
6.00%, 5/15/2027 (a)	63,000	66,309
Meritor, Inc.:
4.50%, 12/15/2028 (a)	50,000	50,144
6.25%, 6/1/2025 (a) (b)	98,000	104,585
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	161,000	166,026
Tenneco, Inc.:
5.00%, 7/15/2026 (b)	94,000	89,044
5.13%, 4/15/2029 (a)	143,000	141,135
7.88%, 1/15/2029 (a)	133,000	149,231
Titan International, Inc. 6.50%, 11/30/2023	25,000	25,349
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	231,000	247,962
		4,290,247
BANKS — 1.5%
CIT Group, Inc.:
5.00%, 8/15/2022	291,000	307,084
5.00%, 8/1/2023	166,000	179,985
5.25%, 3/7/2025	68,000	76,656
SOFR + 3.83%, 3.93%, 6/19/2024 (c)	45,000	47,532
Commerzbank AG 8.13%, 9/19/2023 (a)	171,000	195,373
Deutsche Bank AG:
4.50%, 4/1/2025 (b)	232,000	247,832
Security Description	Principal Amount	Value
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	$254,000	$270,985
5 year USD Swap + 2.25%, 4.30%, 5/24/2028 (b) (c)	354,000	363,197
SOFR + 2.76%, 3.73%, 1/14/2032 (c)	223,000	216,566
Freedom Mortgage Corp.:
7.63%, 5/1/2026 (a)	138,000	144,520
8.13%, 11/15/2024 (a)	122,000	127,073
8.25%, 4/15/2025 (a)	177,000	184,248
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	211,000	230,005
5.71%, 1/15/2026 (a)	309,000	346,043
Lloyds Banking Group PLC 3 Month USD LIBOR + 1.27%, 6.66%, 5/21/2037 (a) (c)	148,000	189,970
Popular, Inc. 6.13%, 9/14/2023	18,000	19,439
Standard Chartered PLC 3 Month USD LIBOR + 1.46%, 7.01%, 7/30/2037 (a) (c)	108,000	141,397
Synovus Financial Corp. 5 year USD Swap + 3.38%, 5.90%, 2/7/2029 (c)	62,000	66,863
UniCredit SpA:
5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (b) (c)	196,000	217,060
5 Year USD ICE Swap + 4.75%, 5.46%, 6/30/2035 (a) (c)	266,000	284,804
5 Year USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (c)	269,000	317,982
		4,174,614
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 5.50%, 4/1/2025 (a)	63,000	64,792
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	153,000	155,982
		220,774
BIOTECHNOLOGY — 0.0% (d)
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	83,000	81,347
BUILDING MATERIALS — 0.9%
American Woodmark Corp. 4.88%, 3/15/2026 (a)	50,000	51,258
Boise Cascade Co. 4.88%, 7/1/2030 (a)	73,000	76,459
Builders FirstSource, Inc.:
5.00%, 3/1/2030 (a)	17,000	17,823
6.75%, 6/1/2027 (a)	153,000	164,737

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Cornerstone Building Brands, Inc.:
6.13%, 1/15/2029 (a)	$83,000	$88,382
8.00%, 4/15/2026 (a)	123,000	128,106
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a)	98,000	102,788
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 7/15/2025 (a)	35,000	37,709
Griffon Corp. 5.75%, 3/1/2028	180,000	191,441
Jeld-Wen, Inc.:
4.63%, 12/15/2025 (a)	36,000	36,615
4.88%, 12/15/2027 (a)	25,000	25,895
Masonite International Corp.:
5.38%, 2/1/2028 (a)	136,000	144,286
5.75%, 9/15/2026 (a)	68,000	70,788
Norbord, Inc.:
5.75%, 7/15/2027 (a)	81,000	86,276
6.25%, 4/15/2023 (a)	29,000	31,536
Patrick Industries, Inc. 7.50%, 10/15/2027 (a)	50,000	54,506
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026 (a)	45,000	47,812
SRM Escrow Issuer LLC 6.00%, 11/1/2028 (a)	160,000	167,470
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	115,000	108,525
4.38%, 7/15/2030 (a)	153,000	154,112
4.75%, 1/15/2028 (a)	224,000	232,042
5.00%, 2/15/2027 (a)	178,000	185,020
Summit Materials LLC/Summit Materials Finance Corp.:
5.13%, 6/1/2025 (a)	50,000	50,626
5.25%, 1/15/2029 (a)	108,000	112,787
US Concrete, Inc. 5.13%, 3/1/2029 (a)	73,000	75,182
		2,442,181
CHEMICALS — 2.1%
Ashland LLC:
4.75%, 8/15/2022	3,000	3,119
6.88%, 5/15/2043	96,000	120,375
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027 (a)	68,000	71,080
Blue Cube Spinco LLC 10.00%, 10/15/2025	36,000	37,994
CF Industries, Inc.:
4.95%, 6/1/2043	118,000	135,130
5.15%, 3/15/2034	129,000	147,515
5.38%, 3/15/2044	148,000	175,531
Chemours Co.:
5.38%, 5/15/2027 (b)	93,000	98,507
5.75%, 11/15/2028 (a)	148,000	155,999
Security Description	Principal Amount	Value
7.00%, 5/15/2025 (b)	$143,000	$147,068
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a)	301,000	286,365
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a)	148,000	149,175
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	127,000	125,063
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	107,000	110,060
GPD Cos., Inc. 10.13%, 4/1/2026 (a)	98,000	107,555
HB Fuller Co. 4.25%, 10/15/2028	98,000	99,539
Hexion, Inc. 7.88%, 7/15/2027 (a)	20,000	21,490
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	63,000	70,754
INEOS Group Holdings SA 5.63%, 8/1/2024 (a)	35,000	35,443
Ingevity Corp.:
3.88%, 11/1/2028 (a)	58,000	56,257
4.50%, 2/1/2026 (a)	25,000	25,431
Innophos Holdings, Inc. 9.38%, 2/15/2028 (a)	30,000	32,427
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25%, 12/15/2025 (a)	153,000	153,546
Methanex Corp.:
4.25%, 12/1/2024	58,000	60,662
5.13%, 10/15/2027	227,000	233,254
5.25%, 12/15/2029	217,000	223,898
5.65%, 12/1/2044 (b)	50,000	49,838
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	62,000	63,896
Nouryon Holding B.V. 8.00%, 10/1/2026 (a) (b)	98,000	104,269
NOVA Chemicals Corp.:
4.88%, 6/1/2024 (a)	248,000	259,549
5.00%, 5/1/2025 (a) (b)	73,000	76,019
5.25%, 8/1/2023 (a)	133,000	134,027
5.25%, 6/1/2027 (a)	158,000	165,772
Nufarm Australia, Ltd./Nufarm Americas, Inc. 5.75%, 4/30/2026 (a)	63,000	64,740
OCI NV 5.25%, 11/1/2024 (a)	272,000	282,891
Olin Corp.:
5.00%, 2/1/2030	63,000	66,034
5.63%, 8/1/2029	125,000	134,908
9.50%, 6/1/2025 (a)	128,000	158,118
PQ Corp. 5.75%, 12/15/2025 (a) (b)	5,000	5,132
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	196,000	202,856

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Rayonier AM Products, Inc.:
5.50%, 6/1/2024 (a)	$114,000	$109,430
7.63%, 1/15/2026 (a)	108,000	114,708
SPCM SA 4.88%, 9/15/2025 (a)	148,000	152,131
TPC Group, Inc. 10.50%, 8/1/2024 (a)	179,000	161,739
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.:
5.13%, 4/1/2029 (a)	98,000	101,015
5.38%, 9/1/2025 (a)	50,000	51,376
Tronox Finance PLC 5.75%, 10/1/2025 (a)	102,000	106,399
Tronox, Inc.:
4.63%, 3/15/2029 (a)	171,000	171,109
6.50%, 5/1/2025 (a)	25,000	26,788
Valvoline, Inc.:
3.63%, 6/15/2031 (a)	123,000	119,062
4.25%, 2/15/2030 (a)	63,000	64,253
Venator Finance Sarl/Venator Materials LLC 5.75%, 7/15/2025 (a)	53,000	51,424
WR Grace & Co-Conn:
4.88%, 6/15/2027 (a)	103,000	106,544
5.63%, 10/1/2024 (a)	44,000	48,529
		6,035,793
COAL — 0.2%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	226,000	210,634
Natural Resource Partners L.P./NRP Finance Corp. 9.13%, 6/30/2025 (a)	123,000	117,121
Peabody Energy Corp. 6.38%, 3/31/2025 (a)	148,000	59,625
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	106,000	109,888
Warrior Met Coal, Inc. 8.00%, 11/1/2024 (a) (b)	133,000	136,467
		633,735
COMMERCIAL SERVICES — 3.1%
ADT Security Corp.:
3.50%, 7/15/2022	93,000	94,774
4.13%, 6/15/2023	148,000	153,840
4.88%, 7/15/2032 (a) (b)	129,000	130,855
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	158,000	156,459
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	123,000	110,725
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	191,000	194,891
Security Description	Principal Amount	Value
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	$440,000	$466,541
9.75%, 7/15/2027 (a)	147,000	161,368
Alta Equipment Group, Inc. 5.63%, 4/15/2026 (a) (e)	50,000	50,681
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a)	98,000	97,821
4.63%, 10/1/2027 (a)	163,000	166,760
APTIM Corp. 7.75%, 6/15/2025 (a)	98,000	83,592
APX Group, Inc.:
6.75%, 2/15/2027 (a)	206,000	220,875
7.63%, 9/1/2023 (b)	25,000	25,868
7.88%, 12/1/2022	101,000	101,405
ASGN, Inc. 4.63%, 5/15/2028 (a)	101,000	104,086
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a)	73,000	74,296
5.25%, 3/15/2025 (a) (b)	113,000	114,699
5.38%, 3/1/2029 (a)	93,000	96,849
5.75%, 7/15/2027 (a) (b)	58,000	60,183
5.75%, 7/15/2027 (a) (b)	56,000	58,324
Brink's Co.:
4.63%, 10/15/2027 (a)	53,000	54,336
5.50%, 7/15/2025 (a)	109,000	115,079
Cardtronics, Inc./Cardtronics USA, Inc. 5.50%, 5/1/2025 (a) (b)	77,000	79,240
Carriage Services, Inc. 6.63%, 6/1/2026 (a)	46,000	48,300
Cimpress PLC 7.00%, 6/15/2026 (a)	118,000	124,750
CPI CG, Inc. 8.63%, 3/15/2026 (a)	35,000	36,662
Garda World Security Corp. 4.63%, 2/15/2027 (a)	128,000	128,228
Gartner, Inc.:
3.75%, 10/1/2030 (a)	107,000	105,972
4.50%, 7/1/2028 (a)	143,000	147,429
Graham Holdings Co. 5.75%, 6/1/2026 (a)	98,000	102,394
GW B-CR Security Corp. 9.50%, 11/1/2027 (a)	72,000	79,647
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	148,000	157,433
Jaguar Holding Co. II/PPD Development L.P.:
4.63%, 6/15/2025 (a)	54,000	56,230
5.00%, 6/15/2028 (a)	103,000	107,214
Korn Ferry 4.63%, 12/15/2027 (a)	25,000	25,608
Laureate Education, Inc. 8.25%, 5/1/2025 (a)	143,000	149,717

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5.00%, 2/1/2026 (a)	$78,000	$79,434
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc. 7.88%, 10/1/2022 (a)	20,000	19,725
MPH Acquisition Holdings LLC 5.75%, 11/1/2028 (a) (b)	246,000	239,845
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a) (e)	88,000	90,228
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a)	50,000	51,213
Nielsen Finance LLC/Nielsen Finance Co.:
5.00%, 4/15/2022 (a)	72,000	72,071
5.63%, 10/1/2028 (a)	172,000	180,925
5.88%, 10/1/2030 (a)	120,000	130,027
North Queensland Export Terminal Pty, Ltd. 4.45%, 12/15/2022 (a)	98,000	95,898
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	141,000	136,770
5.25%, 4/15/2024 (a)	171,000	182,433
5.75%, 4/15/2026 (a)	279,000	301,423
6.25%, 1/15/2028 (a)	284,000	295,633
Rent-A-Center, Inc. 6.38%, 2/15/2029 (a)	143,000	151,474
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	50,000	51,436
RR Donnelley & Sons Co. 8.50%, 4/15/2029 (a)	25,000	32,352
Sabre GLBL, Inc.:
7.38%, 9/1/2025 (a)	184,000	200,781
9.25%, 4/15/2025 (a)	133,000	158,867
Service Corp. International:
3.38%, 8/15/2030	64,000	62,474
4.63%, 12/15/2027	73,000	77,065
5.13%, 6/1/2029	98,000	105,209
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a)	63,000	65,536
Signal Parent, Inc. 6.13%, 4/1/2029 (a) (e)	123,000	121,920
Sotheby's 7.38%, 10/15/2027 (a)	133,000	144,338
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	221,000	195,298
Tms International Holding Corp. 7.25%, 8/15/2025 (a)	30,000	30,490
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	53,000	51,608
Security Description	Principal Amount	Value
United Rentals North America, Inc.:
3.88%, 11/15/2027	$81,000	$84,152
3.88%, 2/15/2031	183,000	184,003
4.00%, 7/15/2030	65,000	66,161
4.88%, 1/15/2028	221,000	232,837
5.25%, 1/15/2030	80,000	86,898
5.50%, 5/15/2027	226,000	241,000
5.88%, 9/15/2026	274,000	287,251
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	98,000	105,060
		8,854,966
COMPUTERS — 1.7%
Austin BidCo, Inc. 7.13%, 12/15/2028 (a) (b)	261,000	267,024
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	279,000	297,040
Booz Allen Hamilton, Inc. 3.88%, 9/1/2028 (a)	73,000	73,447
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	138,000	134,885
Dell International LLC/EMC Corp. 7.13%, 6/15/2024 (a)	398,000	409,622
Dell, Inc.:
5.40%, 9/10/2040	46,000	52,180
6.50%, 4/15/2038 (b)	151,000	184,283
Diebold Nixdorf, Inc.:
8.50%, 4/15/2024 (b)	68,000	69,476
9.38%, 7/15/2025 (a)	186,000	206,983
EMC Corp. 3.38%, 6/1/2023	171,000	176,623
Everi Payments, Inc. 7.50%, 12/15/2025 (a)	54,000	56,191
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	246,000	88,914
MTS Systems Corp. 5.75%, 8/15/2027 (a)	25,000	27,462
NCR Corp.:
5.00%, 10/1/2028 (a)	135,000	136,373
5.13%, 4/15/2029 (a) (e)	314,000	316,970
5.25%, 10/1/2030 (a)	98,000	99,252
5.75%, 9/1/2027 (a)	45,000	47,562
6.13%, 9/1/2029 (a)	158,000	167,674
8.13%, 4/15/2025 (a)	102,000	111,666
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a)	63,000	64,496
8.25%, 2/1/2028 (a)	50,000	54,789
Science Applications International Corp. 4.88%, 4/1/2028 (a)	62,000	64,084
Seagate HDD Cayman:
3.13%, 7/15/2029 (a)	40,000	38,631
3.38%, 7/15/2031 (a)	113,000	108,598
4.13%, 1/15/2031 (a)	73,000	74,171

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 1/1/2025	$98,000	$106,435
4.88%, 3/1/2024	123,000	132,027
4.88%, 6/1/2027 (b)	113,000	124,301
5.75%, 12/1/2034	98,000	111,110
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	203,000	207,403
Unisys Corp. 6.88%, 11/1/2027 (a)	234,000	256,230
Vericast Corp. 8.38%, 8/15/2022 (a) (b)	148,000	149,730
Western Digital Corp. 4.75%, 2/15/2026 (b)	329,000	362,775
		4,778,407
CONSTRUCTION MATERIALS — 0.0% (d)
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	98,000	95,414
Summit Materials LLC/Summit Materials Finance Corp. 6.50%, 3/15/2027 (a)	37,000	38,957
		134,371
COSMETICS/PERSONAL CARE — 0.2%
Avon Products, Inc. 6.50%, 3/15/2023 (b)	110,000	117,332
Coty, Inc. 6.50%, 4/15/2026 (a)	98,000	98,733
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	98,000	97,416
5.50%, 6/1/2028 (a) (b)	216,000	228,115
		541,596
DISTRIBUTION & WHOLESALE — 0.7%
American Builders & Contractors Supply Co., Inc.:
4.00%, 1/15/2028 (a)	86,000	86,169
5.88%, 5/15/2026 (a)	78,000	80,540
Avient Corp.:
5.25%, 3/15/2023	23,000	24,806
5.75%, 5/15/2025 (a)	123,000	130,679
Core & Main Holdings L.P. 8.63%, 9/15/2024 (a)	83,000	84,687
Core & Main L.P. 6.13%, 8/15/2025 (a)	68,000	69,768
G-III Apparel Group, Ltd. 7.88%, 8/15/2025 (a) (b)	196,000	214,910
H&E Equipment Services Co. 3.88%, 12/15/2028 (a)	236,000	229,260
IAA, Inc. 5.50%, 6/15/2027 (a)	104,000	109,024
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	118,000	120,089
Performance Food Group, Inc.:
5.50%, 6/1/2024 (a)	148,000	148,590
Security Description	Principal Amount	Value
5.50%, 10/15/2027 (a)	$130,000	$136,076
6.88%, 5/1/2025 (a) (b)	73,000	77,825
Resideo Funding, Inc. 6.13%, 11/1/2026 (a)	32,000	33,764
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	82,000	85,322
Wolverine Escrow LLC:
8.50%, 11/15/2024 (a)	152,000	151,918
9.00%, 11/15/2026 (a)	255,000	254,827
REGS, 13.13%, 11/15/2027 (a)	73,000	61,654
		2,099,908
DIVERSIFIED FINANCIAL SERVICES — 3.7%
Advisor Group Holdings, Inc. 10.75%, 8/1/2027 (a)	5,000	5,595
AerCap Holdings NV 5 Year USD ICE Swap + 4.54%, 5.88%, 10/10/2079 (c)	226,000	228,246
AG Issuer LLC 6.25%, 3/1/2028 (a)	113,000	118,131
Ally Financial, Inc. 5.75%, 11/20/2025	50,000	56,810
Credit Acceptance Corp.:
5.13%, 12/31/2024 (a)	241,000	247,266
6.63%, 3/15/2026 (b)	83,000	87,357
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	206,000	206,451
Enova International, Inc.:
8.50%, 9/1/2024 (a)	78,000	80,069
8.50%, 9/15/2025 (a)	166,000	172,615
Fairstone Financial, Inc. 7.88%, 7/15/2024 (a)	181,000	190,130
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	148,000	152,800
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	191,000	192,400
Genworth Mortgage Holdings, Inc. 6.50%, 8/15/2025 (a)	383,000	413,012
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	505,209	483,530
goeasy, Ltd. 5.38%, 12/1/2024 (a)	127,000	131,665
Home Point Capital, Inc. 5.00%, 2/1/2026 (a)	133,000	131,760
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024	288,000	299,244
6.38%, 12/15/2025	162,000	167,340
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.25%, 6/3/2026 (a)	274,000	288,648

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	$103,000	$104,722
6.50%, 11/1/2025 (a)	127,000	133,039
LPL Holdings, Inc.:
4.00%, 3/15/2029 (a)	153,000	153,837
4.63%, 11/15/2027 (a)	58,000	60,485
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (a)	113,000	111,439
5.50%, 8/15/2028 (a)	144,000	144,769
6.00%, 1/15/2027 (a)	148,000	153,876
Navient Corp.:
4.88%, 3/15/2028	246,000	240,804
5.00%, 3/15/2027	319,000	319,750
5.50%, 1/25/2023	181,000	188,066
5.88%, 10/25/2024	50,000	52,690
6.50%, 6/15/2022	181,000	190,137
6.75%, 6/25/2025	167,000	181,325
6.75%, 6/15/2026 (b)	138,000	149,613
7.25%, 9/25/2023	133,000	144,039
Series MTN, 5.63%, 8/1/2033	29,000	27,177
Series MTN, 6.13%, 3/25/2024	200,000	211,808
NFP Corp. 6.88%, 8/15/2028 (a)	359,000	372,445
OneMain Finance Corp.:
4.00%, 9/15/2030	191,000	185,144
5.38%, 11/15/2029	13,000	13,843
5.63%, 3/15/2023	201,000	213,341
6.13%, 5/15/2022	262,000	274,285
6.13%, 3/15/2024	255,000	275,469
6.63%, 1/15/2028	93,000	105,462
6.88%, 3/15/2025	334,000	380,182
7.13%, 3/15/2026	309,000	357,976
8.25%, 10/1/2023	13,000	14,643
8.88%, 6/1/2025	128,000	141,828
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 12/15/2022 (a)	50,000	50,666
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	108,000	103,246
5.38%, 10/15/2025 (a)	88,000	90,941
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	80,000	81,424
PRA Group, Inc. 7.38%, 9/1/2025 (a)	88,000	94,061
Quicken Loans LLC 5.25%, 1/15/2028 (a)	171,000	180,309
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.:
3.63%, 3/1/2029 (a) (b)	93,000	89,928
3.88%, 3/1/2031 (a)	166,000	160,142
SLM Corp. 4.20%, 10/29/2025	64,000	67,187
Security Description	Principal Amount	Value
StoneX Group,Inc. 8.63%, 6/15/2025 (a)	$349,000	$369,232
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a)	188,000	191,198
United Wholesale Mortgage LLC 5.50%, 11/15/2025 (a)	148,000	154,318
United Wholesale MTGE LL 5.50%, 4/15/2029 (a)	150,000	149,932
Voyager Aviation Holdings LLC/Voyager Finance Co. 9.00%, 8/15/2021 (a) (c)	48,000	23,877
		10,361,724
ELECTRIC — 2.8%
Calpine Corp.:
3.75%, 3/1/2031 (a)	262,000	249,728
4.50%, 2/15/2028 (a)	240,000	242,074
4.63%, 2/1/2029 (a)	98,000	95,434
5.00%, 2/1/2031 (a) (b)	171,000	166,869
5.13%, 3/15/2028 (a)	301,000	303,212
5.25%, 6/1/2026 (a)	101,000	104,030
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	88,000	84,592
4.75%, 3/15/2028 (a)	117,000	121,738
5.00%, 9/15/2026	45,000	46,479
DPL, Inc.:
4.13%, 7/1/2025 (a)	73,000	77,367
4.35%, 4/15/2029	44,000	47,268
Drax Finco PLC 6.63%, 11/1/2025 (a)	143,000	148,076
Electricite de France SA:
USD 10 year swap rate + 3.71%, 5.25%, 1/29/2023 (a) (b) (c)	402,000	422,550
USD 10 year swap rate + 3.04%, 5.63%, 1/22/2024 (a) (c)	344,000	367,237
Emera, Inc. Series 16-A, 3 Month USD LIBOR + 5.44%, 6.75%, 6/15/2076 (b) (c)	103,000	117,033
FirstEnergy Corp.:
2.05%, 3/1/2025 (b)	68,000	68,305
2.65%, 3/1/2030	50,000	48,430
Series A, 3.35%, 7/15/2022	339,000	344,848
Series B, 2.25%, 9/1/2030	68,000	63,161
Series B, 4.40%, 7/15/2027	148,000	159,702
Series B, 4.75%, 3/15/2023	294,000	311,043
Series C, 3.40%, 3/1/2050	148,000	130,819
Series C, 5.35%, 7/15/2047	181,000	203,963
Series C, 7.38%, 11/15/2031	326,000	435,930
FirstEnergy Transmission LLC 5.45%, 7/15/2044 (a)	73,000	84,946

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
InterGen NV 7.00%, 6/30/2023 (a)	$93,000	$90,197
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	78,000	81,679
4.25%, 7/15/2024 (a)	20,000	21,050
4.50%, 9/15/2027 (a) (b)	76,000	82,153
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	78,000	76,229
3.63%, 2/15/2031 (a)	171,000	166,776
5.25%, 6/15/2029 (a)	98,000	105,028
5.75%, 1/15/2028	64,000	68,326
6.63%, 1/15/2027	232,000	241,902
7.25%, 5/15/2026	155,000	161,394
Pattern Energy Operations L.P./Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	108,000	109,616
PG&E Corp.:
5.00%, 7/1/2028	158,000	166,973
5.25%, 7/1/2030	181,000	191,851
Pike Corp. 5.50%, 9/1/2028 (a)	83,000	84,481
Talen Energy Supply LLC:
6.50%, 6/1/2025	130,000	104,514
6.63%, 1/15/2028 (a)	101,000	101,099
7.25%, 5/15/2027 (a)	249,000	254,732
7.63%, 6/1/2028 (a)	357,000	364,633
10.50%, 1/15/2026 (a)	166,000	146,601
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	178,000	182,454
TransAlta Corp. 6.50%, 3/15/2040	50,000	56,343
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (a)	110,000	113,435
5.50%, 9/1/2026 (a)	191,000	198,048
5.63%, 2/15/2027 (a)	186,000	193,498
		7,807,846
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	112,000	112,261
4.75%, 6/15/2028 (a)	58,000	59,792
EnerSys:
4.38%, 12/15/2027 (a)	230,000	235,731
5.00%, 4/30/2023 (a)	92,000	96,228
Wesco Distribution, Inc. 7.13%, 6/15/2025 (a)	261,000	285,380
WESCO Distribution, Inc.:
5.38%, 6/15/2024	117,000	119,434
7.25%, 6/15/2028 (a)	176,000	196,497
		1,105,323
ELECTRONICS — 0.3%
Brightstar Escrow Corp. 9.75%, 10/15/2025 (a)	206,000	223,722
Security Description	Principal Amount	Value
Ingram Micro, Inc.:
5.00%, 8/10/2022 (b)	$25,000	$25,879
5.45%, 12/15/2024	83,000	94,611
Itron, Inc. 5.00%, 1/15/2026 (a)	32,000	32,803
Sensata Technologies B.V.:
4.00%, 4/15/2029 (a)	133,000	135,705
4.88%, 10/15/2023 (a)	68,000	72,812
5.00%, 10/1/2025 (a)	98,000	108,283
5.63%, 11/1/2024 (a)	30,000	33,275
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	123,000	121,356
4.38%, 2/15/2030 (a)	44,000	46,087
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	45,000	44,438
		938,971
ENERGY-ALTERNATE SOURCES — 0.2%
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	173,000	181,346
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	44,000	45,426
4.75%, 1/15/2030 (a)	112,000	116,239
5.00%, 1/31/2028 (a)	88,000	95,073
		438,084
ENGINEERING & CONSTRUCTION — 0.7%
AECOM:
5.13%, 3/15/2027	158,000	171,899
5.88%, 10/15/2024	106,000	119,101
Arcosa, Inc. 4.38%, 4/15/2029	100,000	100,000
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	196,000	197,080
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	211,000	219,974
Dycom Industries, Inc. 4.50%, 4/15/2029 (a) (e)	63,000	63,149
Fluor Corp. 3.50%, 12/15/2024 (b)	93,000	95,681
frontdoor, Inc. 6.75%, 8/15/2026 (a)	88,000	93,552
KBR, Inc. 4.75%, 9/30/2028 (a)	25,000	25,395
MasTec, Inc. 4.50%, 8/15/2028 (a)	98,000	101,677
New Enterprise Stone & Lime Co., Inc. 6.25%, 3/15/2026 (a)	50,000	51,340
PowerTeam Services LLC 9.03%, 12/4/2025 (a)	201,000	221,610

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
TopBuild Corp. 3.63%, 3/15/2029 (a)	$73,000	$72,026
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	164,000	169,440
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	50,000	51,242
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	103,000	106,011
		1,859,177
ENTERTAINMENT — 2.5%
Affinity Gaming 6.88%, 12/15/2027 (a)	186,000	196,208
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	15,000	15,862
AMC Entertainment Holdings, Inc.:
10.50%, 4/15/2025 (a) (b)	154,000	164,606
12.00%, 6/15/2026 (a)	175,565	142,892
Bally's Corp. 6.75%, 6/1/2027 (a)	88,000	94,472
Banijay Entertainment SASU 5.38%, 3/1/2025 (a)	196,000	202,429
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	93,000	96,672
Caesars Entertainment, Inc.:
6.25%, 7/1/2025 (a)	806,000	859,494
8.13%, 7/1/2027 (a)	226,000	248,688
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	123,000	129,785
Cedar Fair L.P. 5.25%, 7/15/2029	92,000	94,617
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp. 5.38%, 6/1/2024	50,000	50,442
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027 (b)	20,000	20,564
5.50%, 5/1/2025 (a)	161,000	169,510
6.50%, 10/1/2028 (a) (b)	20,000	21,424
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	103,000	106,845
5.50%, 4/1/2027 (a)	100,000	104,587
Cinemark USA, Inc.:
4.88%, 6/1/2023	186,000	184,923
5.88%, 3/15/2026 (a)	98,000	100,405
8.75%, 5/1/2025 (a)	150,000	164,287
Cirsa Finance International Sarl 7.88%, 12/20/2023 (a)	148,000	151,414
Security Description	Principal Amount	Value
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	$176,000	$176,755
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	50,000	51,778
International Game Technology PLC:
5.25%, 1/15/2029 (a)	148,000	154,365
6.25%, 1/15/2027 (a)	108,000	119,784
6.50%, 2/15/2025 (a)	216,000	237,101
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (a)	68,000	70,802
Lions Gate Capital Holdings LLC:
5.50%, 4/15/2029 (a) (e)	138,000	137,868
5.88%, 11/1/2024 (a)	25,000	25,735
6.38%, 2/1/2024 (a)	104,000	107,316
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	128,000	126,240
4.75%, 10/15/2027 (a) (b)	97,000	97,472
4.88%, 11/1/2024 (a)	73,000	74,267
5.63%, 3/15/2026 (a)	50,000	51,930
6.50%, 5/15/2027 (a)	176,000	195,316
Merlin Entertainments PLC 5.75%, 6/15/2026 (a) (b)	98,000	103,870
Mohegan Gaming & Entertainment:
7.88%, 10/15/2024 (a) (b)	50,000	52,161
8.00%, 2/1/2026 (a)	186,000	187,389
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In 8.50%, 11/15/2027 (a)	153,000	164,346
Penn National Gaming, Inc. 5.63%, 1/15/2027 (a)	53,000	54,977
Powdr Corp. 6.00%, 8/1/2025 (a)	25,000	26,337
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	236,000	244,354
7.00%, 5/15/2028 (a)	92,000	98,373
7.25%, 11/15/2029 (a)	34,000	36,812
8.25%, 3/15/2026 (a)	171,000	183,875
8.63%, 7/1/2025 (a)	83,000	90,199
SeaWorld Parks & Entertainment, Inc. 9.50%, 8/1/2025 (a)	68,000	73,966
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a)	161,000	162,774
5.50%, 4/15/2027 (a) (b)	10,000	10,363
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	53,000	57,270

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC 7.00%, 7/15/2026 (a)	$158,000	$165,336
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	73,000	77,799
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a)	126,000	119,837
5.50%, 4/15/2026 (a)	68,000	69,928
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
7.75%, 4/15/2025 (a)	41,000	44,445
REGS, 5.13%, 10/1/2029 (a)	125,000	127,864
		7,099,130
ENVIRONMENTAL CONTROL — 0.6%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	98,000	103,393
5.13%, 7/15/2029 (a)	53,000	56,396
Covanta Holding Corp.:
5.00%, 9/1/2030	35,000	35,414
5.88%, 7/1/2025	119,000	123,382
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	181,000	175,335
3.75%, 8/1/2025 (a)	157,000	159,336
4.00%, 8/1/2028 (a) (b)	45,000	43,600
4.25%, 6/1/2025 (a)	108,000	111,156
5.13%, 12/15/2026 (a)	144,000	151,550
8.50%, 5/1/2027 (a)	48,000	52,907
Harsco Corp. 5.75%, 7/31/2027 (a)	73,000	75,325
Stericycle, Inc.:
3.88%, 1/15/2029 (a)	73,000	72,072
5.38%, 7/15/2024 (a)	251,000	259,055
Tervita Corp. 11.00%, 12/1/2025 (a)	231,000	262,046
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	52,000	53,190
		1,734,157
FOOD — 3.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a)	26,000	25,901
3.50%, 2/15/2023 (a)	54,000	55,249
3.50%, 3/15/2029 (a)	102,000	96,969
4.63%, 1/15/2027 (a)	237,000	245,542
4.88%, 2/15/2030 (a)	99,000	101,675
5.88%, 2/15/2028 (a)	206,000	219,625
7.50%, 3/15/2026 (a)	118,000	130,310
B&G Foods, Inc.:
5.25%, 4/1/2025	98,000	100,856
5.25%, 9/15/2027 (b)	95,000	98,886
Security Description	Principal Amount	Value
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	$138,000	$134,509
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	74,000	75,788
7.50%, 4/15/2025 (a)	88,000	91,474
Del Monte Foods, Inc. 11.88%, 5/15/2025 (a)	103,000	118,970
Dole Food Co., Inc. 7.25%, 6/15/2025 (a)	72,000	74,022
FAGE International SA/FAGE USA Dairy Industry, Inc. 5.63%, 8/15/2026 (a)	50,000	51,637
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	158,000	162,640
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	92,000	94,013
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	228,000	240,157
3.50%, 6/6/2022	25,000	25,794
3.75%, 4/1/2030	216,000	229,880
3.88%, 5/15/2027	123,000	134,524
4.25%, 3/1/2031	138,000	152,244
4.38%, 6/1/2046	525,000	550,064
4.63%, 1/30/2029	196,000	219,937
4.63%, 10/1/2039	246,000	266,991
4.88%, 10/1/2049	344,000	388,441
5.00%, 7/15/2035	171,000	196,789
5.00%, 6/4/2042	324,000	366,007
5.20%, 7/15/2045	359,000	417,018
5.50%, 6/1/2050	265,000	325,301
6.50%, 2/9/2040	148,000	194,072
6.75%, 3/15/2032	118,000	152,683
6.88%, 1/26/2039	165,000	227,556
7.13%, 8/1/2039 (a)	171,000	239,600
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	118,000	122,432
4.88%, 11/1/2026 (a)	122,000	126,477
4.88%, 5/15/2028 (a)	69,000	74,428
Pilgrim's Pride Corp.:
4.25%, 4/15/2031 (a) (e)	148,000	147,507
5.75%, 3/15/2025 (a)	246,000	251,264
5.88%, 9/30/2027 (a)	201,000	215,382
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	324,000	321,230
4.63%, 4/15/2030 (a)	128,000	128,323
5.50%, 12/15/2029 (a)	138,000	148,042
5.63%, 1/15/2028 (a)	93,000	98,145
5.75%, 3/1/2027 (a)	277,000	291,329
Safeway, Inc. 7.25%, 2/1/2031 (b)	35,000	40,650
SEG Holding LLC/SEG Finance Corp. 5.63%, 10/15/2028 (a)	123,000	128,975

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Sigma Holdco B.V. 7.88%, 5/15/2026 (a) (b)	$14,000	$13,997
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	138,000	139,098
TreeHouse Foods, Inc. 4.00%, 9/1/2028	88,000	88,574
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	118,000	125,961
US Foods, Inc.:
4.75%, 2/15/2029 (a)	138,000	138,407
6.25%, 4/15/2025 (a)	149,000	159,735
		8,965,080
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
4.75%, 6/1/2026 (b)	93,000	95,588
5.00%, 4/1/2025 (a)	256,000	262,487
5.00%, 2/1/2028 (a) (b)	20,000	20,748
6.38%, 5/1/2025 (a)	402,000	426,136
		804,959
FOREST PRODUCTS & PAPER — 0.2%
Clearwater Paper Corp.:
4.75%, 8/15/2028 (a) (b)	78,000	78,716
5.38%, 2/1/2025 (a)	25,000	26,587
Mercer International, Inc.:
5.13%, 2/1/2029 (a)	148,000	153,208
5.50%, 1/15/2026	55,000	56,484
Resolute Forest Products, Inc. 4.88%, 3/1/2026 (a)	35,000	35,084
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	105,000	111,774
		461,853
GAS — 0.2%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	69,000	74,988
5.63%, 5/20/2024	113,000	125,680
5.75%, 5/20/2027	96,000	104,755
5.88%, 8/20/2026	78,000	86,095
Rockpoint Gas Storage Canada, Ltd. 7.00%, 3/31/2023 (a)	120,000	121,370
		512,888
HAND & MACHINE TOOLS — 0.1%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.00%, 2/15/2023 (a) (b)	116,000	116,145
Security Description	Principal Amount	Value
Colfax Corp.:
6.00%, 2/15/2024 (a)	$32,000	$33,017
6.38%, 2/15/2026 (a)	136,000	144,950
Werner FinCo L.P./Werner FinCo, Inc. 8.75%, 7/15/2025 (a) (b)	78,000	81,560
		375,672
HEALTH CARE PRODUCTS — 0.4%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	236,000	246,804
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	98,000	100,977
Hologic, Inc.:
3.25%, 2/15/2029 (a)	182,000	179,652
4.63%, 2/1/2028 (a)	37,000	38,867
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA:
7.25%, 2/1/2028 (a)	42,000	46,092
7.38%, 6/1/2025 (a)	15,000	16,129
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	50,000	51,762
4.63%, 11/15/2027 (b)	68,000	72,296
4.88%, 6/1/2026	93,000	95,612
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	269,000	298,838
		1,147,029
HEALTH CARE SERVICES — 5.4%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	63,000	65,346
5.50%, 7/1/2028 (a)	63,000	66,444
AHP Health Partners, Inc. 9.75%, 7/15/2026 (a)	76,000	82,588
Air Methods Corp. 8.00%, 5/15/2025 (a)	122,000	115,267
Akumin, Inc. 7.00%, 11/1/2025 (a)	153,000	162,599
BCPE Cycle Merger Sub II, Inc. 10.63%, 7/15/2027 (a)	93,000	102,310
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a)	125,000	120,121
5.00%, 7/15/2027 (a)	73,000	76,503
Centene Corp.:
2.50%, 3/1/2031	374,000	356,923
3.00%, 10/15/2030	334,000	333,259
3.38%, 2/15/2030	405,000	408,937
4.25%, 12/15/2027	424,000	445,671
4.63%, 12/15/2029	548,000	593,259
5.38%, 6/1/2026 (a)	540,000	564,613
5.38%, 8/15/2026 (a)	269,000	284,220

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	$81,000	$81,362
4.00%, 3/15/2031 (a)	196,000	199,579
4.25%, 5/1/2028 (a)	115,000	119,161
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	158,000	154,254
5.63%, 3/15/2027 (a)	251,000	262,905
6.00%, 1/15/2029 (a)	30,000	31,755
6.63%, 2/15/2025 (a)	218,000	230,816
6.88%, 4/1/2028 (a)	362,000	329,246
6.88%, 4/15/2029 (a)	329,000	343,433
8.00%, 3/15/2026 (a)	385,000	416,004
8.00%, 12/15/2027 (a)	159,000	173,922
8.13%, 6/30/2024 (a)	269,000	282,568
DaVita, Inc.:
3.75%, 2/15/2031 (a)	203,000	193,451
4.63%, 6/1/2030 (a)	324,000	329,978
Encompass Health Corp.:
4.50%, 2/1/2028	143,000	146,371
4.63%, 4/1/2031 (b)	40,000	41,383
4.75%, 2/1/2030	74,000	76,166
5.13%, 3/15/2023	71,000	71,116
5.75%, 9/15/2025	26,000	26,857
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	138,000	103,166
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	166,000	172,506
HCA, Inc.:
3.50%, 9/1/2030	406,000	409,159
5.38%, 2/1/2025	560,000	624,770
5.38%, 9/1/2026	114,000	128,786
5.63%, 9/1/2028	201,000	231,084
5.88%, 5/1/2023	162,000	176,251
5.88%, 2/15/2026	256,000	294,400
5.88%, 2/1/2029	196,000	228,248
7.69%, 6/15/2025	46,000	55,377
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	196,000	203,475
5.00%, 5/15/2027 (a)	148,000	156,315
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	284,000	278,814
6.75%, 4/15/2025 (a)	180,000	191,614
Lifepoint Health, Inc. 5.38%, 1/15/2029 (a)	40,000	39,367
Magellan Health, Inc. 4.90%, 9/22/2024 (b)	73,000	78,256
MEDNAX, Inc. 6.25%, 1/15/2027 (a) (b)	161,000	172,072
ModivCare, Inc. 5.88%, 11/15/2025 (a)	161,000	169,634
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a) (b)	153,000	157,333
4.38%, 6/15/2028 (a)	148,000	152,365
Security Description	Principal Amount	Value
One Call Corp. 10.00%, 10/1/2024 (a)	$3,000	$2,616
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	161,000	172,114
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	118,000	129,166
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	191,000	206,757
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	279,000	288,720
Select Medical Corp. 6.25%, 8/15/2026 (a)	187,000	198,783
Surgery Center Holdings, Inc. 10.00%, 4/15/2027 (a)	63,000	69,587
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	50,000	48,628
Tenet Healthcare Corp.:
4.63%, 7/15/2024	415,000	423,620
4.63%, 9/1/2024 (a)	314,000	323,385
4.63%, 6/15/2028 (a)	108,000	110,835
4.88%, 1/1/2026 (a)	453,000	470,753
5.13%, 5/1/2025	280,000	283,996
5.13%, 11/1/2027 (a)	219,000	229,065
6.13%, 10/1/2028 (a)	299,000	311,507
6.25%, 2/1/2027 (a)	216,000	228,068
6.75%, 6/15/2023	236,000	255,796
7.50%, 4/1/2025 (a)	138,000	148,921
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	70,000	72,603
		15,286,299
HOLDING COMPANIES-DIVERSIFIED — 0.2%
Stena AB 7.00%, 2/1/2024 (a)	269,000	268,645
Stena International SA 6.13%, 2/1/2025 (a)	195,000	196,143
		464,788
HOME BUILDERS — 1.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
6.63%, 1/15/2028 (a)	58,000	61,976
6.75%, 8/1/2025 (a)	73,000	75,400
9.88%, 4/1/2027 (a)	45,000	50,656
Beazer Homes USA, Inc.:
5.88%, 10/15/2027 (b)	24,000	24,862
7.25%, 10/15/2029	25,000	27,314
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.:
4.88%, 2/15/2030 (a)	93,000	93,049
6.25%, 9/15/2027 (a)	94,000	98,260

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.38%, 5/15/2025 (a)	$54,000	$55,215
Century Communities, Inc.:
5.88%, 7/15/2025	50,000	51,840
6.75%, 6/1/2027	60,000	63,966
Empire Communities Corp. 7.00%, 12/15/2025 (a)	226,000	238,923
Forestar Group, Inc.:
5.00%, 3/1/2028 (a)	25,000	25,959
8.00%, 4/15/2024 (a)	35,000	36,517
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	25,000	26,179
KB Home:
4.80%, 11/15/2029	25,000	26,240
7.50%, 9/15/2022	93,000	100,473
7.63%, 5/15/2023	17,000	18,451
LGI Homes, Inc. 6.88%, 7/15/2026 (a) (b)	25,000	26,160
M/I Homes, Inc.:
4.95%, 2/1/2028	133,000	137,587
5.63%, 8/1/2025	118,000	122,226
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	70,000	69,587
5.25%, 12/15/2027 (a)	33,000	34,649
MDC Holdings, Inc.:
2.50%, 1/15/2031	50,000	47,322
3.85%, 1/15/2030	40,000	41,925
5.50%, 1/15/2024	14,000	15,499
6.00%, 1/15/2043	49,000	61,882
Meritage Homes Corp.:
3.88%, 4/15/2029 (a)	100,000	100,000
6.00%, 6/1/2025	31,000	34,856
7.00%, 4/1/2022	30,000	31,516
New Home Co., Inc. 7.25%, 10/15/2025 (a)	196,000	203,493
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	101,000	107,285
Shea Homes L.P./Shea Homes Funding Corp.:
4.75%, 2/15/2028 (a)	25,000	25,442
4.75%, 4/1/2029 (a)	50,000	50,552
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	63,000	66,919
5.75%, 1/15/2028 (a)	93,000	102,412
5.88%, 6/15/2027 (a)	147,000	162,312
6.63%, 7/15/2027 (a)	5,000	5,391
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.:
5.63%, 3/1/2024 (a)	72,000	77,548
5.88%, 4/15/2023 (a)	209,000	222,516
Toll Brothers Finance Corp.:
4.35%, 2/15/2028	72,000	77,906
4.38%, 4/15/2023	25,000	26,188
4.88%, 11/15/2025	30,000	33,506
4.88%, 3/15/2027 (b)	25,000	28,238
Security Description	Principal Amount	Value
TRI Pointe Group, Inc.:
5.25%, 6/1/2027	$111,000	$118,847
5.70%, 6/15/2028 (b)	50,000	55,246
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	118,000	130,390
Williams Scotsman International, Inc. 4.63%, 8/15/2028 (a)	81,000	82,517
Winnebago Industries,Inc. 6.25%, 7/15/2028 (a)	98,000	105,095
		3,480,292
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
4.00%, 4/15/2029 (a)	98,000	97,669
5.50%, 6/15/2026 (b)	245,000	253,871
		351,540
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	83,000	80,699
Central Garden & Pet Co.:
4.13%, 10/15/2030	55,000	55,555
5.13%, 2/1/2028	98,000	103,506
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	113,000	112,789
7.00%, 12/31/2027 (a)	138,000	132,269
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	58,000	60,870
Spectrum Brands, Inc.:
3.88%, 3/15/2031 (a)	50,000	48,925
5.50%, 7/15/2030 (a)	35,000	37,453
5.75%, 7/15/2025	25,000	25,799
		657,865
HOUSEWARES — 0.4%
American Greetings Corp. 8.75%, 4/15/2025 (a)	68,000	69,983
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	191,000	204,716
Newell Brands, Inc.:
4.35%, 4/1/2023	93,000	98,031
4.70%, 4/1/2026	253,000	279,029
4.88%, 6/1/2025	68,000	75,068
5.88%, 4/1/2036	98,000	119,598
6.00%, 4/1/2046	98,000	121,716
Scotts Miracle-Gro Co. 4.00%, 4/1/2031 (a)	73,000	72,186
		1,040,327

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
INSURANCE — 0.7%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	$53,000	$52,138
7.00%, 11/15/2025 (a)	148,000	152,810
10.13%, 8/1/2026 (a)	25,000	28,841
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	113,000	113,854
6.75%, 10/15/2027 (a)	126,000	134,203
AmWINS Group, Inc. 7.75%, 7/1/2026 (a)	135,000	144,478
Assurant, Inc. 3 Month USD LIBOR + 4.14%, 7.00%, 3/27/2048 (c)	59,000	66,357
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a) (b)	138,000	140,427
7.00%, 8/15/2025 (a)	78,000	80,448
Genworth Holdings, Inc.:
6.50%, 6/15/2034	23,000	23,029
Series ., 4.80%, 2/15/2024	128,000	123,494
Series ., 4.90%, 8/15/2023	40,000	39,279
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	63,000	67,625
HUB International, Ltd. 7.00%, 5/1/2026 (a)	215,000	223,239
Liberty Mutual Group, Inc. 7.80%, 3/7/2087 (a) (b)	5,000	6,364
MGIC Investment Corp. 5.25%, 8/15/2028	155,000	161,386
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	81,000	93,430
Radian Group, Inc.:
4.50%, 10/1/2024	83,580	87,153
4.88%, 3/15/2027	123,000	129,498
6.63%, 3/15/2025	58,000	65,055
USI, Inc. 6.88%, 5/1/2025 (a)	45,000	45,754
		1,978,862
INTERNET — 1.3%
ANGI Group LLC 3.88%, 8/15/2028 (a)	61,000	60,912
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	98,000	97,766
6.13%, 12/1/2028 (a)	103,000	106,086
Cablevision Lightpath LLC 5.63%, 9/15/2028 (a)	81,000	82,191
Cars.com, Inc. 6.38%, 11/1/2028 (a)	108,000	112,607
Endure Digital, Inc. 6.00%, 2/15/2029 (a)	98,000	95,720
Getty Images, Inc. 9.75%, 3/1/2027 (a)	52,000	55,376
Security Description	Principal Amount	Value
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	$186,000	$182,944
5.25%, 12/1/2027 (a)	76,000	80,729
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	47,000	48,912
Match Group Holdings II LLC:
4.13%, 8/1/2030 (a) (b)	98,000	98,341
4.63%, 6/1/2028 (a)	83,000	84,761
5.00%, 12/15/2027 (a)	39,000	40,916
Netflix, Inc.:
3.63%, 6/15/2025 (a)	63,000	67,177
4.38%, 11/15/2026	176,000	196,743
4.88%, 4/15/2028	241,000	272,636
4.88%, 6/15/2030 (a)	143,000	164,551
5.38%, 11/15/2029 (a)	157,000	185,563
5.88%, 2/15/2025	118,000	135,141
5.88%, 11/15/2028	314,000	379,931
6.38%, 5/15/2029	73,000	90,867
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 6.00%, 2/15/2028 (a) (b)	98,000	97,870
NortonLifeLock, Inc.:
3.95%, 6/15/2022	25,000	25,508
5.00%, 4/15/2025 (a)	143,000	144,870
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	176,000	190,969
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	103,000	111,369
Twitter, Inc. 3.88%, 12/15/2027 (a)	71,000	74,391
Uber Technologies, Inc.:
6.25%, 1/15/2028 (a)	58,000	63,131
7.50%, 5/15/2025 (a)	166,000	179,038
7.50%, 9/15/2027 (a)	113,000	124,863
		3,651,879
INVESTMENT COMPANY SECURITY — 0.3%
Compass Group Diversified Holdings LLC:
5.25%, 4/15/2029 (a)	143,000	149,165
8.00%, 5/1/2026 (a)	95,000	99,384
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029 (a)	186,000	181,702
5.25%, 5/15/2027	111,000	114,382
6.25%, 5/15/2026	296,000	311,279
		855,912
IRON/STEEL — 1.0%
AK Steel Corp. 7.00%, 3/15/2027	240	249
Allegheny Technologies, Inc.:
5.88%, 12/1/2027 (b)	20,000	20,777
7.88%, 8/15/2023 (b)	123,000	133,360

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
ArcelorMittal SA:
3.60%, 7/16/2024	$113,000	$119,537
4.25%, 7/16/2029	73,000	78,287
7.00%, 3/1/2041	63,000	85,882
7.25%, 10/15/2039	93,000	127,230
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	196,000	208,238
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	176,000	191,627
Carpenter Technology Corp.:
4.45%, 3/1/2023	50,000	51,724
6.38%, 7/15/2028	116,000	124,830
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a) (b)	93,000	92,827
4.88%, 3/1/2031 (a)	128,000	127,603
5.75%, 3/1/2025 (b)	149,000	153,543
5.88%, 6/1/2027 (b)	98,000	101,963
6.25%, 10/1/2040	50,000	48,516
6.75%, 3/15/2026 (a)	93,000	101,095
9.88%, 10/17/2025 (a)	178,000	208,525
Commercial Metals Co.:
3.88%, 2/15/2031	35,000	34,347
4.88%, 5/15/2023	36,000	37,778
5.38%, 7/15/2027	68,000	71,612
Infrabuild Australia Pty, Ltd. 12.00%, 10/1/2024 (a) (b)	200,000	200,176
Mineral Resources, Ltd. 8.13%, 5/1/2027 (a)	146,000	161,362
United States Steel Corp.:
6.25%, 3/15/2026 (b)	90,000	91,019
6.65%, 6/1/2037 (b)	50,000	48,233
6.88%, 8/15/2025	95,000	96,960
6.88%, 3/1/2029	128,000	130,932
		2,848,232
LEISURE TIME — 2.1%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (f)	50,000	1
Carnival Corp.:
5.75%, 3/1/2027 (a)	711,000	729,905
7.63%, 3/1/2026 (a)	354,000	380,554
9.88%, 8/1/2027 (a)	189,000	220,811
10.50%, 2/1/2026 (a) (b)	206,000	241,131
11.50%, 4/1/2023 (a)	648,000	739,634
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	93,000	87,559
Life Time, Inc.:
5.75%, 1/15/2026 (a)	83,000	85,402
8.00%, 4/15/2026 (a) (b)	73,000	75,190
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a)	93,000	87,752
5.88%, 3/15/2026 (a)	216,000	218,132
10.25%, 2/1/2026 (a)	186,000	218,005
Security Description	Principal Amount	Value
12.25%, 5/15/2024 (a)	$221,000	$267,529
NCL Finance, Ltd. 6.13%, 3/15/2028 (a)	63,000	64,257
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028 (b)	59,000	54,417
5.25%, 11/15/2022	294,000	303,196
5.50%, 4/1/2028 (a) (b)	118,000	118,604
7.50%, 10/15/2027 (b)	38,000	42,854
9.13%, 6/15/2023 (a)	211,000	232,383
10.88%, 6/1/2023 (a)	241,000	277,193
11.50%, 6/1/2025 (a)	427,000	497,886
Silversea Cruise Finance, Ltd. 7.25%, 2/1/2025 (a)	148,000	153,144
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	98,000	95,879
6.25%, 5/15/2025 (a)	10,000	9,888
7.00%, 2/15/2029 (a)	50,000	51,505
13.00%, 5/15/2025 (a)	161,000	189,347
Viking Ocean Cruises Ship VII, Ltd. 5.63%, 2/15/2029 (a)	98,000	99,097
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	123,000	121,739
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	148,000	146,464
		5,809,458
LODGING — 1.7%
Arrow Bidco LLC 9.50%, 3/15/2024 (a)	82,000	81,160
Boyd Gaming Corp.:
4.75%, 12/1/2027	171,000	174,112
6.00%, 8/15/2026	78,000	81,150
6.38%, 4/1/2026	93,000	96,018
8.63%, 6/1/2025 (a)	40,000	44,474
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a)	120,000	124,922
10.75%, 9/1/2024 (a) (b)	98,000	103,757
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	50,000	53,251
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	138,000	133,966
3.75%, 5/1/2029 (a)	113,000	112,007
4.00%, 5/1/2031 (a)	161,000	160,884
4.88%, 1/15/2030	229,000	242,751
5.38%, 5/1/2025 (a)	53,000	55,859
5.75%, 5/1/2028 (a)	73,000	78,731
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.13%, 12/1/2024	163,000	170,439
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	124,000	129,359

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Marriott Ownership Resorts, Inc.:
4.75%, 1/15/2028	$15,000	$15,141
6.13%, 9/15/2025 (a)	108,000	114,884
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 9/15/2026	148,000	154,534
MGM China Holdings, Ltd. 4.75%, 2/1/2027 (a)	200,000	202,764
MGM Resorts International:
4.63%, 9/1/2026	62,000	65,070
4.75%, 10/15/2028	128,000	132,173
5.50%, 4/15/2027	123,000	132,205
5.75%, 6/15/2025	129,000	140,543
6.00%, 3/15/2023	233,000	249,669
6.75%, 5/1/2025	123,000	132,594
7.75%, 3/15/2022	134,000	141,292
Station Casinos LLC:
4.50%, 2/15/2028 (a)	73,000	72,810
5.00%, 10/1/2025 (a) (b)	18,000	18,272
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp. 5.88%, 5/15/2025 (a)	119,000	116,187
Travel + Leisure Co.:
3.90%, 3/1/2023 (b)	50,000	51,582
4.63%, 3/1/2030 (a)	25,000	25,895
5.65%, 4/1/2024	91,000	98,692
6.00%, 4/1/2027	63,000	69,771
6.60%, 10/1/2025	30,000	33,637
6.63%, 7/31/2026 (a)	120,000	136,159
Universal Entertainment Corp. 8.50%, 12/11/2024 (a)	63,000	67,742
Wyndham Hotels & Resorts, Inc.:
REGS, 5.38%, 4/15/2026 (a)	104,000	106,698
Series REGS, 4.38%, 8/15/2028 (a)	41,000	41,527
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a) (b)	307,000	312,400
5.50%, 3/1/2025 (a)	241,000	254,486
REGS, 5.25%, 5/15/2027 (a) (b)	98,000	102,631
		4,832,198
MACHINERY, CONSTRUCTION & MINING — 0.2%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	50,000	50,623
4.13%, 4/15/2029 (a)	98,000	99,313
5.38%, 7/15/2026 (a)	45,000	46,536
Manitowoc Co., Inc. 9.00%, 4/1/2026 (a)	314,000	339,268
Terex Corp.:
5.00%, 5/15/2029 (a) (e)	60,000	62,056
Security Description	Principal Amount	Value
5.63%, 2/1/2025 (a)	$75,000	$77,110
		674,906
MACHINERY-DIVERSIFIED — 0.6%
ATS Automation Tooling Systems, Inc. 4.13%, 12/15/2028 (a)	40,000	39,797
Clark Equipment Co. 5.88%, 6/1/2025 (a)	133,000	140,771
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a) (b)	191,000	187,184
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	113,000	113,844
Granite US Holdings Corp. 11.00%, 10/1/2027 (a) (b)	65,000	73,215
Husky III Holding, Ltd. 13.00%, 2/15/2025 (a)	143,000	156,116
Maxim Crane Works Holdings Capital LLC 10.13%, 8/1/2024 (a)	80,000	83,695
Mueller Water Products, Inc. 5.50%, 6/15/2026 (a)	104,000	107,451
RBS Global, Inc./Rexnord LLC 4.88%, 12/15/2025 (a)	116,000	118,680
SPX FLOW, Inc. 5.88%, 8/15/2026 (a)	103,000	107,388
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a) (b)	123,000	128,052
Vertical Holdco GMBH Co. 7.63%, 7/15/2028 (a) (b)	174,000	187,046
Vertical US Newco, Inc. 5.25%, 7/15/2027 (a)	226,000	236,644
Welbilt, Inc. 9.50%, 2/15/2024 (b)	98,000	100,947
		1,780,830
MEDIA — 7.4%
Altice Financing SA:
5.00%, 1/15/2028 (a)	392,000	386,908
7.50%, 5/15/2026 (a)	540,000	563,576
AMC Networks, Inc.:
4.25%, 2/15/2029	78,000	75,820
4.75%, 8/1/2025 (b)	148,000	151,934
5.00%, 4/1/2024	68,000	69,323
Beasley Mezzanine Holdings LLC 8.63%, 2/1/2026 (a)	123,000	123,476
Block Communications, Inc. 4.88%, 3/1/2028 (a)	25,000	25,500
Cable One, Inc. 4.00%, 11/15/2030 (a)	123,000	121,630
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	161,000	162,781
4.25%, 2/1/2031 (a)	226,000	226,450
4.50%, 8/15/2030 (a)	500,000	509,475

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 5/1/2032 (a)	$453,000	$458,663
4.75%, 3/1/2030 (a)	397,000	411,530
5.00%, 2/1/2028 (a)	442,000	467,539
5.13%, 5/1/2027 (a)	545,000	576,212
5.38%, 6/1/2029 (a)	394,000	423,735
5.50%, 5/1/2026 (a)	241,000	248,558
5.75%, 2/15/2026 (a)	216,000	223,093
5.88%, 5/1/2027 (a)	750,000	774,630
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	181,000	184,660
Clear Channel Worldwide Holdings, Inc.:
5.13%, 8/15/2027 (a)	231,000	232,155
9.25%, 2/15/2024	136,000	141,796
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	162,000	152,552
4.63%, 12/1/2030 (a)	299,000	294,141
5.38%, 2/1/2028 (a)	226,000	237,648
5.50%, 5/15/2026 (a)	417,000	430,035
5.50%, 4/15/2027 (a)	417,000	437,821
5.75%, 1/15/2030 (a)	294,000	309,670
6.50%, 2/1/2029 (a)	490,000	541,332
7.50%, 4/1/2028 (a)	196,000	216,108
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	114,000	116,125
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	638,000	459,430
6.63%, 8/15/2027 (a) (b)	382,000	203,629
DISH DBS Corp.:
5.00%, 3/15/2023	171,000	178,440
5.88%, 7/15/2022	315,000	328,907
5.88%, 11/15/2024	320,000	334,851
7.38%, 7/1/2028	359,000	375,568
7.75%, 7/1/2026 (b)	370,000	408,491
Entercom Media Corp.:
6.50%, 5/1/2027 (a) (b)	93,000	96,614
6.75%, 3/31/2029 (a)	93,000	96,722
7.25%, 11/1/2024 (a)	112,000	116,151
EW Scripps Co. 5.13%, 5/15/2025 (a)	88,000	89,750
GCI LLC 4.75%, 10/15/2028 (a)	68,000	69,642
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	161,000	159,554
5.88%, 7/15/2026 (a)	138,000	143,003
7.00%, 5/15/2027 (a)	113,000	122,786
Houghton Mifflin Harcourt Publishers, Inc. 9.00%, 2/15/2025 (a) (b)	101,000	108,090
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	101,000	101,937
5.25%, 8/15/2027 (a)	171,000	176,010
6.38%, 5/1/2026	93,000	98,715
Security Description	Principal Amount	Value
8.38%, 5/1/2027	$208,000	$223,097
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	196,000	200,016
6.75%, 10/15/2027 (a)	398,000	424,320
Liberty Interactive LLC:
8.25%, 2/1/2030	84,000	95,805
8.50%, 7/15/2029 (b)	133,000	152,300
McGraw Hill LLC/McGraw-Hill Global Education Finance, Inc. 8.00%, 11/30/2024 (a)	113,000	113,846
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.88%, 5/15/2024 (a)	20,000	19,691
Meredith Corp.:
6.50%, 7/1/2025 (a) (b)	98,000	105,069
6.88%, 2/1/2026 (b)	162,000	166,695
Nexstar Broadcasting, Inc.:
4.75%, 11/1/2028 (a)	73,000	73,789
5.63%, 7/15/2027 (a)	223,000	233,952
Quebecor Media, Inc. 5.75%, 1/15/2023	68,000	72,510
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	162,000	163,505
6.50%, 9/15/2028 (a)	123,000	129,871
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a)	83,000	81,563
5.38%, 1/15/2031 (a)	73,000	72,456
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	63,000	65,142
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	103,000	99,299
5.13%, 2/15/2027 (a)	106,000	103,677
5.50%, 3/1/2030 (a)	83,000	80,722
5.88%, 3/15/2026 (a)	45,000	45,904
Sirius XM Radio, Inc.:
4.13%, 7/1/2030 (a)	226,000	226,179
4.63%, 7/15/2024 (a)	129,000	132,790
5.00%, 8/1/2027 (a)	309,000	323,637
5.38%, 7/15/2026 (a)	490,000	506,219
5.50%, 7/1/2029 (a)	153,000	165,474
Spanish Broadcasting System, Inc. 9.75%, 3/1/2026 (a)	100,000	98,292
TEGNA, Inc.:
4.63%, 3/15/2028	140,000	142,552
4.75%, 3/15/2026 (a)	78,000	82,777
5.00%, 9/15/2029 (b)	180,000	186,676
5.50%, 9/15/2024 (a)	5,000	5,091
Telenet Finance Luxembourg Notes S.a.r.l. 5.50%, 3/1/2028 (a)	200,000	209,564

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	$211,000	$224,548
Univision Communications, Inc.:
5.13%, 2/15/2025 (a)	299,000	302,857
6.63%, 6/1/2027 (a)	206,000	220,025
9.50%, 5/1/2025 (a)	279,000	307,310
UPC Holding B.V. 5.50%, 1/15/2028 (a)	206,000	212,839
Urban One, Inc. 7.38%, 2/1/2028 (a)	216,000	223,640
ViacomCBS, Inc. 3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	108,000	119,443
Videotron, Ltd.:
5.00%, 7/15/2022	123,000	128,071
5.13%, 4/15/2027 (a)	58,000	61,286
5.38%, 6/15/2024 (a)	98,000	107,946
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	171,000	171,600
Virgin Media Secured Finance PLC:
5.50%, 8/15/2026 (a)	158,000	163,952
5.50%, 5/15/2029 (a)	374,000	398,748
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	98,000	99,876
Ziggo B.V.:
4.88%, 1/15/2030 (a)	20,000	20,462
5.50%, 1/15/2027 (a)	387,000	402,937
Ziggo Bond Co. B.V.:
5.13%, 2/28/2030 (a)	20,000	20,413
6.00%, 1/15/2027 (a)	68,000	71,170
		21,022,769
METAL FABRICATE & HARDWARE — 0.1%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	122,000	124,595
Hillman Group, Inc. 6.38%, 7/15/2022 (a)	69,000	69,051
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	58,000	58,616
		252,262
MINING — 1.5%
Alcoa Nederland Holding B.V.:
4.13%, 3/31/2029 (a)	196,000	197,788
5.50%, 12/15/2027 (a) (b)	123,000	132,347
6.13%, 5/15/2028 (a)	20,000	21,776
6.75%, 9/30/2024 (a)	196,000	202,637
7.00%, 9/30/2026 (a)	68,000	71,755
Arconic Corp.:
6.00%, 5/15/2025 (a)	83,000	89,472
6.13%, 2/15/2028 (a)	170,000	181,036
Coeur Mining, Inc. 5.13%, 2/15/2029 (a) (b)	98,000	93,644
Security Description	Principal Amount	Value
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	$93,000	$100,304
Constellium SE:
5.63%, 6/15/2028 (a)	40,000	42,189
5.75%, 5/15/2024 (a)	139,000	140,714
5.88%, 2/15/2026 (a)	20,000	20,611
Ferroglobe PLC/Globe Specialty Metals, Inc. 9.38%, 3/1/2022 (a)	148,000	144,960
FMG Resources August 2006 Pty, Ltd.:
4.38%, 4/1/2031 (a)	278,000	284,555
4.50%, 9/15/2027 (a)	53,000	56,664
5.13%, 5/15/2024 (a)	98,000	107,074
Freeport-McMoRan, Inc.:
3.88%, 3/15/2023	50,000	52,051
4.13%, 3/1/2028	98,000	102,977
4.25%, 3/1/2030	73,000	77,756
4.38%, 8/1/2028	106,000	112,492
4.55%, 11/14/2024	73,000	79,870
4.63%, 8/1/2030 (b)	141,000	153,460
5.00%, 9/1/2027 (b)	98,000	104,088
5.25%, 9/1/2029	68,000	74,542
5.40%, 11/14/2034	108,000	128,672
5.45%, 3/15/2043	301,000	361,618
Hecla Mining Co. 7.25%, 2/15/2028 (b)	138,000	148,048
Hudbay Minerals, Inc. 6.13%, 4/1/2029 (a) (b)	45,000	47,948
Joseph T Ryerson & Son, Inc. 8.50%, 8/1/2028 (a) (b)	156,000	174,772
JW Aluminum Continuous Cast Co. 10.25%, 6/1/2026 (a)	31,000	32,806
Kaiser Aluminum Corp.:
4.63%, 3/1/2028 (a)	29,000	29,631
6.50%, 5/1/2025 (a)	63,000	66,727
New Gold, Inc. 7.50%, 7/15/2027 (a)	133,000	137,833
Novelis Corp.:
4.75%, 1/30/2030 (a)	251,000	258,635
5.88%, 9/30/2026 (a)	166,000	173,701
Perenti Finance Pty, Ltd. 6.50%, 10/7/2025 (a)	103,000	109,111
Taseko Mines, Ltd. 7.00%, 2/15/2026 (a)	73,000	74,303
		4,388,567
MISCELLANEOUS MANUFACTURER — 1.0%
Amsted Industries, Inc.:
4.63%, 5/15/2030 (a)	73,000	74,102
5.63%, 7/1/2027 (a)	74,000	78,519
Bombardier, Inc.:
6.00%, 10/15/2022 (a)	221,000	220,949
6.13%, 1/15/2023 (a)	235,000	244,616

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
7.45%, 5/1/2034 (a) (b)	$68,000	$69,995
7.50%, 12/1/2024 (a)	171,000	170,886
7.50%, 3/15/2025 (a)	279,000	274,692
7.88%, 4/15/2027 (a) (b)	369,000	361,594
EnPro Industries, Inc. 5.75%, 10/15/2026	108,000	114,528
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a)	133,000	136,990
12.25%, 11/15/2026 (a)	165,000	188,514
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a)	65,000	68,233
Hillenbrand, Inc.:
3.75%, 3/1/2031	35,000	34,282
5.75%, 6/15/2025	177,000	189,195
Koppers, Inc. 6.00%, 2/15/2025 (a)	101,000	104,118
LSB Industries, Inc. 9.63%, 5/1/2023 (a)	262,000	270,028
Trinity Industries, Inc. 4.55%, 10/1/2024	93,000	96,685
		2,697,926
OFFICE & BUSINESS EQUIPMENT — 0.5%
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	118,000	116,032
4.13%, 5/1/2025	30,000	31,209
4.25%, 4/1/2028	81,000	83,846
5.50%, 12/1/2024	108,000	118,100
Pitney Bowes, Inc.:
4.63%, 3/15/2024 (b)	46,000	48,237
6.88%, 3/15/2027 (a)	196,000	195,218
7.25%, 3/15/2029 (a)	196,000	193,924
Xerox Corp.:
3.80%, 5/15/2024 (b)	59,000	61,278
4.38%, 3/15/2023	166,000	174,174
4.80%, 3/1/2035	50,000	49,949
6.75%, 12/15/2039 (b)	56,000	61,192
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	143,000	149,129
5.50%, 8/15/2028 (a)	138,000	142,896
		1,425,184
OFFICE FURNISHINGS — 0.0% (d)
Interface, Inc. 5.50%, 12/1/2028 (a)	58,000	59,966
OIL & GAS — 7.5%
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	143,000	147,742
Antero Resources Corp.:
5.00%, 3/1/2025 (b)	78,000	78,044
5.63%, 6/1/2023 (b)	110,000	110,357
7.63%, 2/1/2029 (a)	133,000	141,507
8.38%, 7/15/2026 (a) (b)	73,000	80,447
Security Description	Principal Amount	Value
Apache Corp.:
4.25%, 1/15/2030	$50,000	$48,805
4.25%, 1/15/2044	98,000	88,178
4.38%, 10/15/2028	143,000	142,271
4.63%, 11/15/2025 (b)	62,000	63,892
4.75%, 4/15/2043	123,000	114,090
4.88%, 11/15/2027	153,000	156,739
5.10%, 9/1/2040	161,000	157,939
5.35%, 7/1/2049	118,000	112,664
6.00%, 1/15/2037	58,000	63,371
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
7.00%, 11/1/2026 (a)	120,000	119,962
8.25%, 12/31/2028 (a)	63,000	65,580
9.00%, 11/1/2027 (a)	26,000	33,170
Athabasca Oil Corp. 9.88%, 2/24/2022 (a)	50,000	39,001
Baytex Energy Corp.:
5.63%, 6/1/2024 (a)	129,000	121,259
8.75%, 4/1/2027 (a)	123,000	111,813
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	70,000	67,703
California Resources Corp. 7.13%, 2/1/2026 (a) (b)	191,000	194,386
Callon Petroleum Co.:
6.13%, 10/1/2024	68,000	57,800
6.25%, 4/15/2023 (b)	148,000	131,612
6.38%, 7/1/2026	71,000	56,106
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
7.75%, 4/15/2023	83,000	82,439
9.25%, 7/15/2024 (a)	42,000	45,774
11.00%, 4/15/2025 (a)	170,000	178,452
Centennial Resource Production LLC 6.88%, 4/1/2027 (a) (b)	50,000	44,463
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	95,000	98,989
5.88%, 2/1/2029 (a) (b)	88,000	93,340
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	98,000	101,807
7.25%, 3/14/2027 (a) (b)	98,000	105,231
Colgate Energy Partners III LLC 7.75%, 2/15/2026 (a)	148,000	144,754
Comstock Resources, Inc.:
6.75%, 3/1/2029 (a)	233,000	242,749
7.50%, 5/15/2025 (a)	38,000	39,447
9.75%, 8/15/2026	143,000	155,563
Continental Resources, Inc.:
3.80%, 6/1/2024	113,000	115,753
4.38%, 1/15/2028 (b)	50,000	52,584
4.50%, 4/15/2023	113,000	116,827
4.90%, 6/1/2044	143,000	143,235
5.75%, 1/15/2031 (a)	269,000	302,883

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	$211,000	$215,501
CVR Energy, Inc.:
5.25%, 2/15/2025 (a)	93,000	90,743
5.75%, 2/15/2028 (a) (b)	65,000	63,203
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp. 7.75%, 12/15/2025 (a)	118,000	125,691
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.50%, 1/30/2026 (a)	113,000	117,454
5.75%, 1/30/2028 (a)	124,000	130,948
6.63%, 7/15/2025 (a)	148,000	158,168
Energy Ventures Gom LLC/EnVen Finance Corp. 11.00%, 2/15/2023 (a) (b)	243,000	241,459
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	13,000	10,524
EQT Corp.:
3.00%, 10/1/2022	8,000	8,129
3.90%, 10/1/2027	265,000	270,305
5.00%, 1/15/2029	68,000	72,745
7.63%, 2/1/2025	216,000	248,540
8.50%, 2/1/2030 (b)	143,000	182,341
Global Marine, Inc. 7.00%, 6/1/2028	33,000	17,538
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	108,000	108,883
6.00%, 2/1/2031 (a)	191,000	193,743
6.25%, 11/1/2028 (a)	133,000	136,874
Indigo Natural Resources LLC 5.38%, 2/1/2029 (a)	161,000	158,593
Ithaca Energy North Sea PLC 9.38%, 7/15/2024 (a)	123,000	123,093
Laredo Petroleum, Inc.:
9.50%, 1/15/2025	84,000	80,901
10.13%, 1/15/2028	65,000	62,330
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	295,000	304,779
Matador Resources Co. 5.88%, 9/15/2026	161,000	156,854
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	138,000	138,306
6.50%, 1/15/2025 (a)	250,000	258,252
7.13%, 2/1/2027 (a)	181,000	189,308
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	246,000	198,074
10.50%, 5/15/2027 (a)	50,000	42,722
Murphy Oil Corp.:
4.00%, 6/1/2022 (b)	45,000	46,468
Security Description	Principal Amount	Value
4.95%, 12/1/2022 (b)	$40,000	$42,532
5.75%, 8/15/2025	98,000	97,896
5.88%, 12/1/2027	115,000	112,792
6.38%, 7/15/2028	63,000	63,038
6.38%, 12/1/2042	78,000	71,300
6.88%, 8/15/2024 (b)	148,000	151,078
Nabors Industries, Inc. 5.75%, 2/1/2025	158,000	117,129
Nabors Industries, Ltd.:
7.25%, 1/15/2026 (a)	108,000	91,000
7.50%, 1/15/2028 (a)	83,000	68,177
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	257,000	257,622
Newfield Exploration Co. 5.38%, 1/1/2026	98,000	107,985
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	93,000	92,286
Occidental Petroleum Corp.:
0.01%, 10/10/2036	98,000	49,837
2.70%, 2/15/2023	98,000	97,798
2.90%, 8/15/2024	663,000	654,792
3.00%, 2/15/2027	86,000	80,818
3.13%, 2/15/2022	50,000	50,357
3.20%, 8/15/2026	196,000	187,768
3.40%, 4/15/2026	133,000	129,410
3.50%, 6/15/2025 (b)	133,000	131,645
3.50%, 8/15/2029	196,000	183,532
4.20%, 3/15/2048	98,000	79,419
4.30%, 8/15/2039	123,000	103,668
4.40%, 4/15/2046 (b)	226,000	193,411
4.40%, 8/15/2049	40,000	33,333
4.50%, 7/15/2044	73,000	62,145
4.63%, 6/15/2045	103,000	89,890
5.50%, 12/1/2025	153,000	161,788
5.55%, 3/15/2026	148,000	156,266
5.88%, 9/1/2025 (b)	196,000	209,177
6.13%, 1/1/2031 (b)	477,000	525,921
6.20%, 3/15/2040	211,000	217,549
6.38%, 9/1/2028	88,000	96,591
6.45%, 9/15/2036	221,000	243,487
6.60%, 3/15/2046	148,000	157,456
6.63%, 9/1/2030 (b)	355,000	399,095
6.95%, 7/1/2024	200,000	219,990
7.50%, 5/1/2031	98,000	114,284
7.88%, 9/15/2031	80,000	94,062
7.95%, 6/15/2039	98,000	115,337
8.00%, 7/15/2025 (b)	68,000	78,018
8.50%, 7/15/2027	196,000	232,525
8.88%, 7/15/2030	165,000	208,138
Ovintiv Exploration, Inc. 5.63%, 7/1/2024	146,000	160,382
Ovintiv, Inc.:
6.50%, 8/15/2034	73,000	88,052
6.50%, 2/1/2038	78,000	94,145
6.63%, 8/15/2037	98,000	117,355
7.38%, 11/1/2031	98,000	124,626

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Par Petroleum LLC/Petroleum Finance Corp. 7.75%, 12/15/2025 (a)	$152,000	$153,885
Parkland Corp. 4.50%, 10/1/2029	108,000	108,494
Parkland Fuel Corp.:
5.88%, 7/15/2027 (a)	86,000	91,721
6.00%, 4/1/2026 (a)	73,000	76,289
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025	126,000	102,477
9.25%, 5/15/2025 (a) (b)	249,000	254,416
Series WI, 6.00%, 2/15/2028	148,000	109,326
PDC Energy, Inc.:
5.75%, 5/15/2026	153,000	159,151
6.13%, 9/15/2024 (b)	153,000	157,134
Precision Drilling Corp.:
7.13%, 1/15/2026 (a)	30,000	29,094
7.75%, 12/15/2023	50,000	50,168
Range Resources Corp.:
4.88%, 5/15/2025 (b)	133,000	131,667
5.00%, 3/15/2023	101,000	102,796
8.25%, 1/15/2029 (a)	221,000	236,519
9.25%, 2/1/2026	138,000	149,825
Seven Generations Energy, Ltd.:
5.38%, 9/30/2025 (a)	98,000	101,950
6.75%, 5/1/2023 (a)	93,000	93,365
SM Energy Co.:
5.00%, 1/15/2024 (b)	58,000	54,439
5.63%, 6/1/2025	25,000	23,133
6.63%, 1/15/2027 (b)	62,000	56,992
6.75%, 9/15/2026 (b)	73,000	67,398
10.00%, 1/15/2025 (a) (b)	98,000	110,161
Southwestern Energy Co.:
6.45%, 1/23/2025	171,000	183,840
7.50%, 4/1/2026 (b)	122,000	129,155
7.75%, 10/1/2027	147,000	157,224
8.38%, 9/15/2028	53,000	58,189
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029 (a)	266,000	265,048
5.88%, 3/15/2028	68,000	71,473
6.00%, 4/15/2027	36,000	37,653
Talos Production, Inc. 12.00%, 1/15/2026 (a)	192,000	187,569
Teine Energy, Ltd. 6.88%, 4/15/2029 (a) (e)	148,000	148,864
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	169,650	149,798
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	71,050	67,592
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	176,000	162,265
Transocean, Inc.:
7.50%, 1/15/2026 (a)	118,000	75,112
Security Description	Principal Amount	Value
7.50%, 4/15/2031	$20,000	$9,517
11.50%, 1/30/2027 (a)	228,000	195,442
Ultra Resources, Inc. PIK 11.00%, 7/12/2024 (f) (g)	16,577	850
Vantage Drilling International 9.25%, 11/15/2023 (a)	131,000	109,895
Vermilion Energy, Inc. 5.63%, 3/15/2025 (a) (b)	25,000	23,629
Vine Energy Holdings LLC 6.75%, 4/15/2029 (a)	100,000	100,000
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.:
8.75%, 4/15/2023 (a)	87,000	92,501
9.75%, 4/15/2023 (a)	28,000	29,949
Viper Energy Partners L.P. 5.38%, 11/1/2027 (a)	78,000	81,161
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	387,000	342,329
WPX Energy, Inc.:
4.50%, 1/15/2030	60,000	64,595
5.25%, 10/15/2027	50,000	52,988
5.88%, 6/15/2028	13,000	14,329
REGS, 5.75%, 6/1/2026	20,000	20,942
		21,188,408
OIL & GAS SERVICES — 0.9%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	166,000	169,076
6.88%, 4/1/2027 (a)	74,000	77,346
Basic Energy Services, Inc. 10.75%, 10/15/2023 (a)	35,000	6,958
CGG SA 8.75%, 4/1/2027 (a) (e)	196,000	197,807
ChampionX Corp. 6.38%, 5/1/2026	18,000	18,850
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a) (b)	98,000	99,446
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	101,000	93,088
Nine Energy Service, Inc. 8.75%, 11/1/2023 (a)	43,000	13,153
Oceaneering International, Inc.:
4.65%, 11/15/2024	83,000	79,671
6.00%, 2/1/2028 (b)	98,000	93,946
TechnipFMC PLC 6.50%, 2/1/2026 (a)	364,000	381,050
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	131,400	127,129
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	75,600	71,547

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	$369,000	$378,424
6.88%, 9/1/2027	191,000	196,762
Weatherford International, Ltd.:
8.75%, 9/1/2024 (a)	108,000	112,744
11.00%, 12/1/2024 (a)	319,000	306,955
Welltec A/S 9.50%, 12/1/2022 (a)	78,000	75,475
		2,499,427
PACKAGING & CONTAINERS — 2.2%
ARD Finance SA 6.50%, 6/30/2027 (a)	206,000	216,216
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 9/1/2028 (a)	98,000	96,893
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	221,000	226,887
5.25%, 4/30/2025 (a) (b)	206,000	216,508
5.25%, 8/15/2027 (a)	186,000	189,900
5.25%, 8/15/2027 (a)	161,000	164,207
Ball Corp.:
2.88%, 8/15/2030	114,000	109,798
4.00%, 11/15/2023	98,000	104,053
4.88%, 3/15/2026	125,000	139,750
5.25%, 7/1/2025	171,000	193,331
Berry Global, Inc.:
4.50%, 2/15/2026 (a) (b)	206,000	211,020
4.88%, 7/15/2026 (a)	213,000	225,296
5.13%, 7/15/2023	67,000	67,672
5.63%, 7/15/2027 (a)	81,000	85,706
Cascades, Inc./Cascades USA, Inc.:
5.13%, 1/15/2026 (a)	88,000	93,684
5.38%, 1/15/2028 (a)	106,000	111,385
Crown Americas LLC/Crown Americas Capital Corp.:
4.25%, 9/30/2026	34,000	36,162
4.50%, 1/15/2023	113,000	118,850
4.75%, 2/1/2026	117,000	121,438
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	57,000	68,815
Flex Acquisition Co., Inc.:
6.88%, 1/15/2025 (a)	98,000	99,485
7.88%, 7/15/2026 (a)	53,000	55,531
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	93,000	98,891
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a) (b)	105,000	104,510
Security Description	Principal Amount	Value
4.75%, 7/15/2027 (a)	$58,000	$63,276
4.88%, 11/15/2022 (b)	96,000	100,739
Greif, Inc. 6.50%, 3/1/2027 (a)	139,000	146,535
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	201,000	207,458
Intertape Polymer Group, Inc. 7.00%, 10/15/2026 (a)	23,000	24,112
LABL Escrow Issuer LLC:
6.75%, 7/15/2026 (a)	166,000	177,828
10.50%, 7/15/2027 (a)	123,000	136,920
Matthews International Corp. 5.25%, 12/1/2025 (a)	25,000	25,848
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	448,000	454,035
7.25%, 4/15/2025 (a)	206,000	205,829
Owens-Brockway Glass Container, Inc.:
5.88%, 8/15/2023 (a) (b)	73,000	78,075
6.38%, 8/15/2025 (a) (b)	30,000	33,281
6.63%, 5/13/2027 (a)	174,000	189,126
Pactiv LLC 7.95%, 12/15/2025 (b)	50,000	55,822
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a) (b)	123,000	126,611
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 4.00%, 10/15/2027 (a)	118,000	115,687
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	68,000	69,512
5.13%, 12/1/2024 (a)	29,000	31,408
5.50%, 9/15/2025 (a)	25,000	27,362
6.88%, 7/15/2033 (a)	93,000	114,416
Silgan Holdings, Inc.:
4.13%, 2/1/2028	88,000	90,966
4.75%, 3/15/2025	25,000	25,391
TriMas Corp.:
4.13%, 4/15/2029 (a)	73,000	73,007
4.88%, 10/15/2025 (a)	181,000	185,503
Trivium Packaging Finance B.V.:
5.50%, 8/15/2026 (a)	196,000	206,002
8.50%, 8/15/2027 (a)	103,000	111,751
		6,232,488
PHARMACEUTICALS — 2.3%
AdaptHealth LLC:
4.63%, 8/1/2029 (a)	166,000	165,125
6.13%, 8/1/2028 (a)	158,000	167,496
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	365,000	404,267

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
9.25%, 4/1/2026 (a)	$226,000	$250,125
Bausch Health Cos., Inc.:
5.00%, 1/30/2028 (a)	154,000	157,001
5.00%, 2/15/2029 (a)	171,000	169,971
5.25%, 1/30/2030 (a) (b)	162,000	162,693
5.25%, 2/15/2031 (a)	221,000	220,094
5.50%, 11/1/2025 (a)	270,000	277,544
5.75%, 8/15/2027 (a)	78,000	83,981
6.13%, 4/15/2025 (a)	525,000	538,167
6.25%, 2/15/2029 (a)	143,000	151,802
7.00%, 3/15/2024 (a) (b)	332,000	339,892
7.00%, 1/15/2028 (a)	209,000	226,930
7.25%, 5/30/2029 (a)	179,000	199,338
9.00%, 12/15/2025 (a)	354,000	384,625
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	98,000	101,718
Elanco Animal Health, Inc.:
5.90%, 8/28/2028	114,000	129,042
5.27%, 8/28/2023	113,000	121,612
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 2/1/2025 (a)	98,000	84,907
9.50%, 7/31/2027 (a)	102,000	110,809
GMTN, 6.00%, 6/30/2028 (a)	396,000	325,183
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 6.13%, 4/1/2029 (a)	98,000	99,426
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	108,000	117,128
HLF Financing Sarl LLC/Herbalife International, Inc. 7.25%, 8/15/2026 (a)	63,000	66,023
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a)	118,000	126,065
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.63%, 10/15/2023 (a) (f)	25,000	17,616
5.75%, 8/1/2022 (a) (f)	25,000	16,973
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	63,000	63,338
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	236,000	253,450
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	629,000	668,545
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	246,000	235,154
Vizient, Inc. 6.25%, 5/15/2027 (a)	75,000	79,539
		6,515,579
Security Description	Principal Amount	Value
PIPELINES — 4.9%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 9/15/2024	$108,000	$109,011
5.75%, 3/1/2027 (a)	201,000	201,024
5.75%, 1/15/2028 (a)	147,000	146,819
7.88%, 5/15/2026 (a)	113,000	121,501
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
6.63%, 7/15/2026 (a)	45,000	46,312
7.63%, 12/15/2025 (a)	269,000	289,874
Buckeye Partners L.P.:
3.95%, 12/1/2026	40,000	39,571
4.13%, 3/1/2025 (a)	162,000	165,823
4.15%, 7/1/2023	50,000	51,360
4.35%, 10/15/2024	10,000	10,312
4.50%, 3/1/2028 (a)	63,000	63,168
5.60%, 10/15/2044	122,000	117,580
5.85%, 11/15/2043	186,000	181,125
Cheniere Energy Partners L.P.:
4.00%, 3/1/2031 (a)	268,000	273,178
5.63%, 10/1/2026	196,000	205,069
4.50%, 10/1/2029	284,000	294,769
Cheniere Energy, Inc. 4.63%, 10/15/2028 (a)	221,000	230,320
CNX Midstream Partners L.P./CNX Midstream Finance Corp. 6.50%, 3/15/2026 (a)	50,000	50,896
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	98,000	96,192
5.75%, 4/1/2025 (b)	98,000	98,514
6.00%, 2/1/2029 (a)	216,000	212,812
DCP Midstream Operating L.P.:
3.88%, 3/15/2023	50,000	52,102
4.95%, 4/1/2022 (b)	123,000	126,097
5.13%, 5/15/2029	68,000	72,300
5.38%, 7/15/2025	165,000	178,916
5.60%, 4/1/2044	32,000	32,001
5.63%, 7/15/2027	113,000	122,630
6.45%, 11/3/2036 (a)	50,000	56,001
6.75%, 9/15/2037 (a)	93,000	103,955
8.13%, 8/16/2030	25,000	32,307
3 Month USD LIBOR + 3.85%, 5.85%, 5/21/2043 (a) (c)	224,000	200,028
EnLink Midstream LLC:
5.38%, 6/1/2029	170,000	158,970
5.63%, 1/15/2028 (a)	161,000	155,664
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	123,000	120,229

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 4/1/2024	$171,000	$172,597
4.85%, 7/15/2026	98,000	94,662
5.05%, 4/1/2045	50,000	38,456
5.45%, 6/1/2047	152,000	122,533
5.60%, 4/1/2044	80,000	66,174
EQM Midstream Partners L.P.:
4.13%, 12/1/2026	25,000	24,851
4.50%, 1/15/2029 (a)	196,000	191,078
4.75%, 7/15/2023	187,000	194,138
4.75%, 1/15/2031 (a)	211,000	204,748
5.50%, 7/15/2028	159,000	167,254
6.00%, 7/1/2025 (a)	279,000	299,894
6.50%, 7/15/2048	93,000	92,985
A, 6.50%, 7/1/2027 (a)	256,000	278,257
Genesis Energy L.P./Genesis Energy Finance Corp.:
5.63%, 6/15/2024	344,000	336,738
6.25%, 5/15/2026	156,000	148,646
6.50%, 10/1/2025	98,000	96,162
7.75%, 2/1/2028	191,000	190,989
8.00%, 1/15/2027	133,000	134,604
Global Partners L.P./GLP Finance Corp.:
6.88%, 1/15/2029	58,000	62,232
7.00%, 8/1/2027	148,000	156,133
Harvest Midstream I L.P. 7.50%, 9/1/2028 (a)	126,000	135,214
Hess Midstream Operations L.P.:
5.13%, 6/15/2028 (a)	103,000	104,258
5.63%, 2/15/2026 (a)	216,000	222,448
Holly Energy Partners L.P./Holly Energy Finance Corp. 5.00%, 2/1/2028 (a) (b)	137,000	138,610
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a) (e)	221,000	223,086
6.75%, 9/15/2025 (a)	204,000	209,604
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	334,000	343,335
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025 (b)	94,000	79,729
7.50%, 11/1/2023	121,000	116,950
7.50%, 4/15/2026 (b)	50,000	42,580
Northriver Midstream Finance L.P. 5.63%, 2/15/2026 (a)	123,000	127,843
NuStar Logistics L.P.:
5.63%, 4/28/2027	211,000	220,849
5.75%, 10/1/2025	25,000	26,774
6.00%, 6/1/2026	109,000	117,623
6.38%, 10/1/2030	103,000	111,413
Security Description	Principal Amount	Value
Oasis Midstream Partners L.P./OMP Finance Corp. 8.00%, 4/1/2029 (a)	$98,000	$100,588
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	158,000	157,992
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	108,000	112,744
Rockies Express Pipeline LLC:
3.60%, 5/15/2025 (a)	149,000	149,207
4.80%, 5/15/2030 (a)	50,000	49,364
4.95%, 7/15/2029 (a)	25,000	25,557
6.88%, 4/15/2040 (a)	121,000	131,492
Ruby Pipeline LLC 7.75%, 4/1/2022 (a)	103,439	86,043
Southeast Supply Header LLC 4.25%, 6/15/2024 (a)	73,000	73,007
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.75%, 4/15/2025	75,000	61,689
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
5.50%, 9/15/2024 (a)	177,000	179,379
5.50%, 1/15/2028 (a)	171,000	167,214
6.00%, 3/1/2027 (a)	73,000	73,502
6.00%, 12/31/2030 (a)	113,000	111,793
7.50%, 10/1/2025 (a)	277,000	297,756
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032 (a)	50,000	47,179
4.25%, 11/15/2023	89,000	89,315
4.88%, 2/1/2031 (a)	102,000	103,345
5.00%, 1/15/2028	58,000	60,358
5.38%, 2/1/2027 (b)	50,000	51,924
5.50%, 3/1/2030	98,000	102,883
5.88%, 4/15/2026 (b)	540,000	565,844
6.50%, 7/15/2027	93,000	101,050
6.88%, 1/15/2029	186,000	204,872
TransMontaigne Partners L.P./TLP Finance Corp. 6.13%, 2/15/2026	59,000	59,229
Western Midstream Operating L.P.:
3.95%, 6/1/2025	118,000	121,079
4.00%, 7/1/2022 (b)	108,000	110,729
4.50%, 3/1/2028	35,000	36,306
4.65%, 7/1/2026	50,000	52,715
5.30%, 2/1/2030	179,000	194,287
5.50%, 8/15/2048	83,000	81,100
6.50%, 2/1/2050	183,000	197,742

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Western Midstream Operating LP 5.45%, 4/1/2044	$181,000	$185,701
		13,852,862
REAL ESTATE — 0.7%
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a)	103,000	110,974
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	67,000	70,101
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	48,000	49,475
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	153,000	149,541
4.38%, 2/1/2031 (a)	185,000	181,119
5.38%, 8/1/2028 (a)	161,000	168,934
Hunt Cos., Inc.:
5.25%, 4/15/2029 (a)	125,000	125,000
6.25%, 2/15/2026 (a)	128,000	131,992
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	201,000	206,069
5.00%, 3/1/2031	103,000	104,300
Newmark Group, Inc. 6.13%, 11/15/2023	115,000	125,911
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a)	73,000	75,250
5.75%, 1/15/2029 (a)	246,000	242,443
7.63%, 6/15/2025 (a)	68,000	74,208
9.38%, 4/1/2027 (a)	54,000	59,831
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	108,000	107,408
		1,982,556
REAL ESTATE INVESTMENT TRUSTS — 3.9%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 5/15/2026 (a) (b)	129,000	132,637
CoreCivic, Inc.:
4.63%, 5/1/2023 (b)	58,000	57,280
4.75%, 10/15/2027	79,000	70,421
5.00%, 10/15/2022	257,000	259,999
Diversified Healthcare Trust:
4.38%, 3/1/2031	153,000	149,337
9.75%, 6/15/2025	294,000	332,720
EPR Properties:
3.75%, 8/15/2029	123,000	116,803
4.50%, 4/1/2025	80,000	83,187
4.50%, 6/1/2027	25,000	25,655
4.75%, 12/15/2026	50,000	52,544
5.25%, 7/15/2023	113,000	118,173
Security Description	Principal Amount	Value
ESH Hospitality, Inc.:
REIT, 5.25%, 5/1/2025 (a)	$93,000	$94,866
B, 4.63%, 10/1/2027 (a)	141,000	149,103
FelCor Lodging L.P. 6.00%, 6/1/2025	88,000	90,244
GEO Group Inc.:
5.13%, 4/1/2023 (b)	40,000	35,247
5.88%, 10/15/2024	93,000	74,096
6.00%, 4/15/2026 (b)	56,000	40,418
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P. 3.75%, 12/15/2027 (a)	261,000	253,635
HAT Holdings I LLC/HAT Holdings II LLC:
3.75%, 9/15/2030 (a)	50,000	48,291
5.25%, 7/15/2024 (a)	147,000	151,970
6.00%, 4/15/2025 (a)	58,000	61,163
Hospitality Properties Trust 4.38%, 2/15/2030	25,000	22,937
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	354,000	362,468
4.88%, 9/15/2029 (a)	186,000	188,366
5.00%, 7/15/2028 (a)	133,000	136,148
5.25%, 3/15/2028 (a)	266,000	276,589
5.25%, 7/15/2030 (a)	171,000	176,310
5.63%, 7/15/2032 (a)	108,000	112,833
REIT, 4.50%, 2/15/2031 (a)	203,000	200,633
iStar, Inc.:
4.25%, 8/1/2025	78,000	78,530
4.75%, 10/1/2024	300,000	312,510
5.50%, 2/15/2026	108,000	110,513
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	73,000	71,985
5.25%, 3/15/2022 (a)	420,000	423,049
5.25%, 10/1/2025 (a)	138,000	138,886
Mack-Cali Realty L.P.:
3.15%, 5/15/2023 (b)	69,000	69,217
4.50%, 4/18/2022 (b)	98,000	99,349
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
3.88%, 2/15/2029 (a)	88,000	87,773
4.50%, 9/1/2026	158,000	165,902
4.50%, 1/15/2028	89,000	92,023
4.63%, 6/15/2025 (a)	10,000	10,539
REIT, 5.75%, 2/1/2027	133,000	146,781
MPT Operating Partnership L.P./MPT Finance Corp.:
3.50%, 3/15/2031	133,000	130,430
4.63%, 8/1/2029	141,000	148,426
5.00%, 10/15/2027	158,000	166,333
5.25%, 8/1/2026	108,000	111,755

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
New Residential Investment Corp. 6.25%, 10/15/2025 (a)	$203,000	$203,680
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
5.88%, 10/1/2028 (a)	133,000	141,148
7.50%, 6/1/2025 (a)	108,000	118,131
RHP Hotel Properties L.P./RHP Finance Corp.:
4.50%, 2/15/2029 (a)	186,000	186,891
4.75%, 10/15/2027	78,000	79,964
SBA Communications Corp.:
3.13%, 2/1/2029 (a)	412,000	395,981
4.88%, 9/1/2024	166,000	170,587
Series WI, 3.88%, 2/15/2027	241,000	246,283
Senior Housing Properties Trust:
4.75%, 5/1/2024	73,000	75,087
4.75%, 2/15/2028	25,000	24,777
Service Properties Trust:
3.95%, 1/15/2028	96,000	88,551
4.35%, 10/1/2024	154,000	153,249
4.50%, 6/15/2023	186,000	188,909
4.50%, 3/15/2025	25,000	24,723
4.65%, 3/15/2024	35,000	35,012
4.75%, 10/1/2026	68,000	66,312
4.95%, 2/15/2027 (b)	98,000	96,873
4.95%, 10/1/2029 (b)	93,000	88,831
5.00%, 8/15/2022	211,000	214,116
5.25%, 2/15/2026	68,000	68,833
5.50%, 12/15/2027	63,000	66,449
7.50%, 9/15/2025	40,000	45,602
Starwood Property Trust, Inc.:
4.75%, 3/15/2025	186,000	193,535
5.50%, 11/1/2023 (a)	50,000	52,345
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC:
7.13%, 12/15/2024 (a)	20,000	20,607
7.88%, 2/15/2025 (a)	528,000	571,032
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	325,000	330,281
6.50%, 2/15/2029 (a)	314,000	310,084
VICI Properties L.P./VICI Note Co., Inc.:
3.50%, 2/15/2025 (a)	93,000	94,724
4.25%, 12/1/2026 (a)	212,000	217,029
4.63%, 12/1/2029 (a)	48,000	49,819
REIT, 3.75%, 2/15/2027 (a)	30,000	29,973
REIT, 4.13%, 8/15/2030 (a)	140,000	141,138
Washington Prime Group L.P. 6.45%, 8/15/2024 (c)	90,000	52,588
Security Description	Principal Amount	Value
XHR L.P. 6.38%, 8/15/2025 (a)	$83,000	$87,647
		11,168,865
RETAIL — 4.2%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	108,000	105,030
3.88%, 1/15/2028 (a)	26,000	26,299
4.00%, 10/15/2030 (a)	405,000	389,995
4.25%, 5/15/2024 (a)	329,000	333,172
4.38%, 1/15/2028 (a)	69,000	69,347
5.75%, 4/15/2025 (a)	166,000	176,363
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	104,000	100,835
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	93,000	102,739
Academy, Ltd. 6.00%, 11/15/2027 (a)	98,000	103,390
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	39,000	39,828
4.75%, 3/1/2030	71,000	73,334
Beacon Roofing Supply, Inc.:
4.50%, 11/15/2026 (a) (b)	33,000	34,077
4.88%, 11/1/2025 (a)	241,000	245,977
Bed Bath & Beyond, Inc.:
3.75%, 8/1/2024 (b)	73,000	74,644
5.17%, 8/1/2044	133,000	121,046
Brinker International, Inc.:
3.88%, 5/15/2023	50,000	50,906
5.00%, 10/1/2024 (a)	10,000	10,424
Burlington Coat Factory Warehouse Corp. 6.25%, 4/15/2025 (a)	50,000	53,174
Carvana Co.:
5.50%, 4/15/2027 (a)	69,000	69,566
5.63%, 10/1/2025 (a)	53,000	54,407
5.88%, 10/1/2028 (a)	93,000	95,960
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a) (b)	108,000	115,445
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	118,000	120,769
8.50%, 10/30/2025 (a)	246,000	262,010
Ferrellgas Escrow LLC/FG Operating Finance Escrow Corp.:
5.38%, 4/1/2026 (a)	148,000	146,946
5.88%, 4/1/2029 (a)	118,000	116,374
Ferrellgas L.P./Ferrellgas Finance Corp. 6.75%, 1/15/2022	25,000	25,001
FirstCash, Inc. 4.63%, 9/1/2028 (a)	148,000	151,129
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	73,000	72,075

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Gap, Inc.:
8.38%, 5/15/2023 (a) (b)	$2,000	$2,285
8.63%, 5/15/2025 (a)	73,000	81,767
8.88%, 5/15/2027 (a) (b)	171,000	199,760
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a)	166,000	167,887
8.75%, 10/1/2025 (a) (b)	153,000	161,329
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	93,000	92,402
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	226,000	239,009
IRB Holding Corp.:
6.75%, 2/15/2026 (a)	54,000	55,872
7.00%, 6/15/2025 (a)	103,000	111,038
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	73,000	72,827
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
4.75%, 6/1/2027 (a) (b)	98,000	103,051
5.25%, 6/1/2026 (a)	133,000	137,104
L Brands, Inc.:
5.25%, 2/1/2028	53,000	56,863
5.63%, 10/15/2023	68,000	74,049
6.63%, 10/1/2030 (a)	104,000	118,709
6.69%, 1/15/2027	40,000	45,384
6.75%, 7/1/2036	73,000	86,243
6.88%, 7/1/2025 (a)	171,000	189,887
6.88%, 11/1/2035	168,000	199,517
6.95%, 3/1/2033	65,000	72,938
7.50%, 6/15/2029 (b)	196,000	222,760
9.38%, 7/1/2025 (a)	45,000	56,159
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	103,000	106,090
Lithia Motors, Inc.:
4.38%, 1/15/2031 (a)	20,000	20,775
4.63%, 12/15/2027 (a)	25,000	25,982
5.25%, 8/1/2025 (a)	44,000	45,567
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	186,000	190,038
Macy's Retail Holdings LLC:
2.88%, 2/15/2023	77,000	77,541
3.63%, 6/1/2024	11,000	11,007
4.50%, 12/15/2034 (b)	71,000	62,887
5.13%, 1/15/2042	20,000	16,830
5.88%, 4/1/2029 (a) (b)	88,000	90,361
Macy's, Inc. 8.38%, 6/15/2025 (a)	299,000	331,244
Michaels Stores, Inc. 8.00%, 7/15/2027 (a)	103,000	113,973
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	133,000	130,714
4.75%, 9/15/2029	88,000	92,265
Security Description	Principal Amount	Value
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	$83,000	$84,854
Nordstrom, Inc. 4.38%, 4/1/2030 (b)	66,000	67,490
Park River Holdings, Inc. 5.63%, 2/1/2029 (a)	128,000	124,100
Party City Holdings, Inc. 8.75%, 2/15/2026 (a) (b)	236,000	243,033
Penske Automotive Group, Inc.:
3.50%, 9/1/2025	45,000	45,972
5.50%, 5/15/2026	191,000	196,803
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	294,000	300,686
7.75%, 2/15/2029 (a)	246,000	265,946
QVC, Inc.:
4.38%, 3/15/2023	98,000	103,176
4.38%, 9/1/2028	91,000	91,731
4.45%, 2/15/2025	89,000	93,936
4.85%, 4/1/2024	108,000	116,131
5.45%, 8/15/2034	108,000	108,002
5.95%, 3/15/2043	98,000	96,757
WI, 4.75%, 2/15/2027	58,000	60,259
Rite Aid Corp.:
7.50%, 7/1/2025 (a)	239,000	248,252
8.00%, 11/15/2026 (a)	172,000	180,600
Sally Holdings LLC/Sally Capital, Inc.:
5.63%, 12/1/2025	88,000	90,746
8.75%, 4/30/2025 (a)	50,000	55,622
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	294,000	291,845
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	148,000	153,038
Staples, Inc.:
7.50%, 4/15/2026 (a)	387,000	409,152
10.75%, 4/15/2027 (a)	188,000	185,682
Suburban Propane Partners L.P./Suburban Energy Finance Corp.:
5.50%, 6/1/2024	88,000	89,332
5.75%, 3/1/2025	50,000	51,000
5.88%, 3/1/2027 (b)	26,000	27,045
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (a) (b)	40,000	40,394
Vivo Energy Investments B.V. 5.13%, 9/24/2027 (a)	158,000	168,537
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	128,000	136,073
Yum! Brands, Inc.:
3.63%, 3/15/2031	171,000	164,345
3.88%, 11/1/2023 (b)	50,000	52,639

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 1/31/2032 (e)	$176,000	$179,775
4.75%, 1/15/2030 (a)	138,000	145,805
5.35%, 11/1/2043	50,000	53,083
6.88%, 11/15/2037	50,000	61,344
7.75%, 4/1/2025 (a)	20,000	21,879
		12,007,440
SEMICONDUCTORS — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	108,000	116,895
ams AG 7.00%, 7/31/2025 (a)	316,000	338,825
Entegris, Inc. 4.63%, 2/10/2026 (a)	123,000	127,172
Microchip Technology, Inc. 4.25%, 9/1/2025 (a)	231,000	241,395
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	83,000	85,347
Qorvo, Inc.:
3.38%, 4/1/2031 (a)	35,000	34,280
4.38%, 10/15/2029	118,000	126,140
Synaptics, Inc. 4.00%, 6/15/2029 (a)	123,000	122,397
		1,192,451
SOFTWARE — 1.8%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	35,000	36,983
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	166,000	163,024
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a)	314,000	337,531
9.13%, 3/1/2026 (a)	25,000	26,609
BY Crown Parent LLC 7.38%, 10/15/2024 (a)	50,000	50,786
BY Crown Parent LLC/BY Bond Finance, Inc. 4.25%, 1/31/2026 (a)	121,000	125,662
Camelot Finance SA 4.50%, 11/1/2026 (a)	21,000	21,717
Castle US Holding Corp. 9.50%, 2/15/2028 (a)	73,000	74,524
CDK Global, Inc.:
5.00%, 10/15/2024	35,000	38,052
5.25%, 5/15/2029 (a)	104,000	111,169
5.88%, 6/15/2026	121,000	125,499
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	128,000	130,433
Dun & Bradstreet Corp.:
6.88%, 8/15/2026 (a)	70,000	74,993
10.25%, 2/15/2027 (a)	62,000	69,183
Escrow RCN Corp. 11.63%, 4/15/2023	3,000	218
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	98,000	100,553
Security Description	Principal Amount	Value
Granite Merger Sub 2, Inc. 11.00%, 7/15/2027 (a)	$68,000	$78,053
J2 Global, Inc. 4.63%, 10/15/2030 (a)	58,000	58,707
MSCI, Inc.:
3.63%, 9/1/2030 (a)	73,000	74,361
3.88%, 2/15/2031 (a)	93,000	95,003
4.00%, 11/15/2029 (a)	135,000	138,800
4.75%, 8/1/2026 (a)	93,000	96,393
5.38%, 5/15/2027 (a)	73,000	78,168
Nuance Communications, Inc. 5.63%, 12/15/2026	83,000	87,056
Open Text Corp.:
3.88%, 2/15/2028 (a)	53,000	53,417
5.88%, 6/1/2026 (a)	277,000	286,435
Open Text Holdings, Inc. 4.13%, 2/15/2030 (a)	166,000	168,268
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	113,000	111,330
PTC, Inc.:
3.63%, 2/15/2025 (a)	242,000	248,077
4.00%, 2/15/2028 (a)	21,000	21,708
Rackspace Technology Global, Inc.:
3.50%, 2/15/2028 (a)	123,000	118,337
5.38%, 12/1/2028 (a) (b)	83,000	84,472
Rocket Software, Inc. 6.50%, 2/15/2029 (a)	158,000	159,341
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	339,000	349,834
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	396,000	421,269
Twilio, Inc.:
3.63%, 3/15/2029	88,000	89,440
3.88%, 3/15/2031 (b)	63,000	64,520
Veritas US, Inc./Veritas Bermuda, Ltd.:
7.50%, 9/1/2025 (a)	299,000	310,852
10.50%, 2/1/2024 (a) (b)	256,000	262,879
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	50,000	48,991
		4,992,647
STORAGE & WAREHOUSING — 0.0% (d)
LBC Tank Terminals Holding Netherlands B.V. 6.88%, 5/15/2023 (a)	98,000	98,285
TELECOMMUNICATIONS — 7.1%
Altice France Holding SA:
6.00%, 2/15/2028 (a) (b)	211,000	208,109
10.50%, 5/15/2027 (a)	482,000	542,645
Altice France SA:
5.50%, 1/15/2028 (a)	196,000	201,022

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
7.38%, 5/1/2026 (a)	$909,000	$945,505
8.13%, 2/1/2027 (a)	231,000	253,130
Avaya, Inc. 6.13%, 9/15/2028 (a)	233,000	247,560
C&W Senior Financing DAC:
6.88%, 9/15/2027 (a)	166,000	177,012
7.50%, 10/15/2026 (a)	161,000	170,646
CenturyLink, Inc.:
5.63%, 4/1/2025	68,000	73,343
Series G, 6.88%, 1/15/2028 (b)	171,000	190,475
Series P, 7.60%, 9/15/2039	140,000	160,286
Series T, 5.80%, 3/15/2022	171,000	176,901
Series U, 7.65%, 3/15/2042 (b)	191,000	217,322
Series W, 6.75%, 12/1/2023	138,000	152,316
Cincinnati Bell, Inc.:
7.00%, 7/15/2024 (a)	123,000	126,980
8.00%, 10/15/2025 (a)	68,000	72,296
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	113,000	111,932
6.00%, 6/15/2025 (a)	446,000	455,032
CommScope, Inc.:
5.50%, 3/1/2024 (a)	171,000	176,325
6.00%, 3/1/2026 (a)	181,000	190,805
7.13%, 7/1/2028 (a)	156,000	165,591
8.25%, 3/1/2027 (a)	134,000	143,400
Connect Finco S.a.r.l./Connect US Finco LLC 6.75%, 10/1/2026 (a)	398,000	425,776
Consolidated Communications, Inc.:
5.00%, 10/1/2028 (a) (b)	98,000	98,997
6.50%, 10/1/2028 (a) (b)	183,000	196,311
Embarq Corp. 8.00%, 6/1/2036	284,000	326,606
Frontier Communications Corp.:
5.00%, 5/1/2028 (a)	274,000	278,875
5.88%, 10/15/2027 (a)	319,000	338,076
6.75%, 5/1/2029 (a)	176,000	185,488
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	200,000	210,548
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	193,000	32,138
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	93,000	102,704
6.63%, 8/1/2026	138,000	152,997
Intrado Corp. 8.50%, 10/15/2025 (a)	221,000	224,187
Koninklijke KPN NV USD 10 year swap rate + 5.21%, 7.00%, 3/28/2073 (a) (c)	113,000	121,318
Security Description	Principal Amount	Value
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	$138,000	$133,841
3.75%, 7/15/2029 (a)	98,000	95,797
4.25%, 7/1/2028 (a)	354,000	357,880
4.63%, 9/15/2027 (a)	289,000	297,297
5.25%, 3/15/2026	113,000	116,357
Ligado Networks LLC 15.50%, 11/1/2023 (a)	490,000	493,455
LogMeIn, Inc. 5.50%, 9/1/2027 (a)	191,000	199,937
Lumen Technologies Inc Series Y, 7.50%, 4/1/2024 (b)	180,000	201,686
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	158,000	161,346
5.13%, 12/15/2026 (a)	248,000	261,129
*, 4.50%, 1/15/2029 (a)	93,000	90,748
Nokia Oyj:
4.38%, 6/12/2027	109,000	116,216
6.63%, 5/15/2039	92,000	113,183
Plantronics, Inc.:
4.75%, 3/1/2029 (a)	196,000	192,492
5.50%, 5/31/2023 (a) (b)	88,000	88,495
QualityTech L.P./QTS Finance Corp. 3.88%, 10/1/2028 (a)	93,000	92,556
Qwest Corp. 7.25%, 9/15/2025	25,000	29,422
Sable International Finance, Ltd. 5.75%, 9/7/2027 (a)	27,000	28,422
Sprint Capital Corp.:
6.88%, 11/15/2028	431,000	543,224
8.75%, 3/15/2032	314,000	464,161
Sprint Communications, Inc. 6.00%, 11/15/2022 (b)	688,000	735,727
Sprint Corp.:
7.13%, 6/15/2024	334,000	385,663
7.63%, 2/15/2025	216,000	257,658
7.63%, 3/1/2026	136,000	166,612
7.88%, 9/15/2023	915,000	1,045,534
Switch, Ltd. 3.75%, 9/15/2028 (a)	158,000	155,483
Telecom Italia Capital SA:
6.00%, 9/30/2034	84,000	95,246
6.38%, 11/15/2033	149,000	175,774
7.20%, 7/18/2036	227,000	286,740
7.72%, 6/4/2038	148,000	197,343
Telecom Italia SpA 5.30%, 5/30/2024 (a) (b)	171,000	185,302
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	196,000	196,284
6.50%, 10/15/2027 (a) (b)	210,000	210,176
T-Mobile USA, Inc.:
2.25%, 2/15/2026	103,000	103,085
2.63%, 4/15/2026	243,000	246,404

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.63%, 2/15/2029	$88,000	$85,415
2.88%, 2/15/2031	226,000	218,467
3.38%, 4/15/2029	196,000	198,309
3.50%, 4/15/2031	258,000	259,401
4.00%, 4/15/2022	98,000	100,390
4.50%, 2/1/2026	191,000	195,748
4.75%, 2/1/2028	289,000	308,201
5.13%, 4/15/2025	98,000	99,499
5.38%, 4/15/2027	83,000	87,972
Trilogy International Partners LLC/Trilogy International Finance, Inc. 8.88%, 5/1/2022 (a)	166,000	161,022
United States Cellular Corp. 6.70%, 12/15/2033	119,000	144,372
ViaSat, Inc.:
5.63%, 9/15/2025 (a)	203,000	206,595
5.63%, 4/15/2027 (a)	206,000	216,129
6.50%, 7/15/2028 (a) (b)	256,000	269,701
Vmed O2 UK Financing I PLC 4.25%, 1/31/2031 (a)	166,000	161,286
Vodafone Group PLC 5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	258,000	311,334
Windstream Escrow LLC/Windstream Escrow Finance Corp. REGS, 7.75%, 8/15/2028 (a)	346,000	351,733
Zayo Group Holdings,Inc.:
4.00%, 3/1/2027 (a)	206,000	202,587
6.13%, 3/1/2028 (a)	88,000	90,419
		20,041,909
TEXTILES — 0.0% (d)
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 7.50%, 5/1/2025 (a)	88,000	76,662
TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc.:
3.38%, 4/1/2026 (a)	63,000	64,482
3.75%, 4/1/2029 (a)	108,000	108,792
5.45%, 11/1/2041	48,000	52,779
6.20%, 10/1/2040	25,000	29,332
6.75%, 12/31/2025 (a)	58,000	60,971
		316,356
TRANSPORTATION — 0.5%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	133,000	120,326
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	100,000	99,745
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	58,000	59,879
Security Description	Principal Amount	Value
Danaos Corp. 8.50%, 3/1/2028 (a)	$98,000	$104,774
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a)	154,000	153,978
Teekay Corp. 9.25%, 11/15/2022 (a)	28,000	28,204
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	148,000	156,219
Western Global Airlines LLC 10.38%, 8/15/2025 (a) (b)	83,000	93,294
XPO CNW, Inc. 6.70%, 5/1/2034	50,000	59,129
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	83,000	84,364
6.25%, 5/1/2025 (a)	206,000	221,666
6.75%, 8/15/2024 (a)	171,000	179,478
		1,361,056
TRUCKING & LEASING — 0.3%
AerCap Global Aviation Trust 3 Month USD LIBOR + 4.30%, 6.50%, 6/15/2045 (a) (c)	58,000	60,471
Fly Leasing, Ltd. 5.25%, 10/15/2024 (b)	138,000	140,837
Fortress Transportation & Infrastructure Investors LLC:
6.50%, 10/1/2025 (a)	166,000	173,570
6.75%, 3/15/2022 (a)	196,000	196,237
9.75%, 8/1/2027 (a)	123,000	140,113
		711,228
WATER — 0.0% (d)
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a) (e)	98,000	100,206
TOTAL CORPORATE BONDS & NOTES (Cost $273,327,470)		278,831,222
	Shares
COMMON STOCKS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Tapstone Energy Holdings (g) (h)	158	—
Weatherford International PLC (h)	2,574	32,793
		32,793
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Lonestar Resources US, Inc. (h)	538	3,013
TOTAL COMMON STOCKS (Cost $60,195)		35,806

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Tapstone Energy Holdings LLC 0.00% (Cost $854)(g)	324	$855
Principal Amount
SENIOR FLOATING RATE LOANS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Tapstone Energy Holdings III, LLC Senior Secured Term Loan, 1 Month USD LIBOR + 4.00%, 5.00%, 4/17/2024 (c) (g) (Cost $121)	$121	121
	Shares
SHORT-TERM INVESTMENTS — 8.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (i) (j)	1,813,459	1,814,003
State Street Navigator Securities Lending Portfolio II (k) (l)	20,707,615	20,707,615
TOTAL SHORT-TERM INVESTMENTS (Cost $22,521,589)		22,521,618
TOTAL INVESTMENTS — 106.5% (Cost $295,910,229)		301,389,622
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%		(18,389,069)
NET ASSETS — 100.0%		$283,000,553
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 64.8% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.
(e)	When-issued security.
(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of the security is $1,826, representing less than 0.05% of the Fund's net assets.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at March 31, 2021.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$278,830,372	$850	$278,831,222
Common Stocks	35,806	—	0(a)	35,806
Preferred Stocks	—	—	855	855
Senior Floating Rate Loans	—	—	121	121
Short-Term Investments	22,521,618	—	—	22,521,618
TOTAL INVESTMENTS	$22,557,424	$278,830,372	$1,826	$301,389,622
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2021.
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,087,305	$1,087,740	$29,202,837	$28,476,450	$(152)	$28	1,813,459	$1,814,003	$1,085
State Street Navigator Securities Lending Portfolio II	8,645,524	8,645,524	42,454,726	30,392,635	—	—	20,707,615	20,707,615	28,691
Total		$9,733,264	$71,657,563	$58,869,085	$(152)	$28		$22,521,618	$29,776
See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.9%
ADVERTISING — 0.2%
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$890,000	$869,334
4.65%, 10/1/2028	690,000	791,313
4.75%, 3/30/2030	841,000	976,266
Omnicom Group, Inc.:
2.45%, 4/30/2030	1,148,000	1,137,875
4.20%, 6/1/2030	1,968,000	2,212,347
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	1,582,000	1,734,046
3.63%, 5/1/2022	540,000	558,927
3.65%, 11/1/2024	1,073,000	1,166,287
WPP Finance 2010:
3.63%, 9/7/2022	1,240,000	1,293,729
3.75%, 9/19/2024	640,500	698,632
		11,438,756
AEROSPACE & DEFENSE — 2.0%
Boeing Co.:
1.17%, 2/4/2023	1,430,000	1,435,977
1.43%, 2/4/2024	9,369,000	9,384,553
1.88%, 6/15/2023	1,238,000	1,261,708
1.95%, 2/1/2024 (a)	858,000	879,699
2.20%, 2/4/2026	5,345,000	5,329,125
2.25%, 6/15/2026	1,368,000	1,371,037
2.60%, 10/30/2025	767,000	788,783
2.70%, 5/1/2022	1,224,000	1,249,961
2.70%, 2/1/2027	533,000	541,054
2.75%, 2/1/2026	1,431,000	1,470,238
2.80%, 3/1/2023	1,072,000	1,109,799
2.80%, 3/1/2024	1,969,000	2,055,242
2.80%, 3/1/2027	973,000	991,477
2.85%, 10/30/2024	1,169,000	1,225,954
2.95%, 2/1/2030 (a)	1,349,000	1,334,323
3.10%, 5/1/2026	994,000	1,039,416
3.20%, 3/1/2029	2,440,000	2,476,502
3.25%, 2/1/2028	1,082,000	1,120,444
3.25%, 3/1/2028	1,231,000	1,267,856
3.45%, 11/1/2028	683,000	706,591
4.51%, 5/1/2023	7,559,000	8,098,259
4.88%, 5/1/2025	4,537,000	5,055,443
5.04%, 5/1/2027	2,656,000	3,027,893
5.15%, 5/1/2030	6,023,000	6,936,328
General Dynamics Corp.:
1.88%, 8/15/2023	994,000	1,028,730
2.13%, 8/15/2026	476,000	494,136
2.25%, 11/15/2022	1,162,000	1,192,816
2.38%, 11/15/2024	1,339,000	1,413,944
2.63%, 11/15/2027 (a)	408,000	431,162
3.25%, 4/1/2025	1,025,000	1,110,085
3.38%, 5/15/2023	1,953,000	2,073,227
Security Description	Principal Amount	Value
3.50%, 5/15/2025	$1,243,000	$1,360,762
3.50%, 4/1/2027	1,526,000	1,686,718
3.63%, 4/1/2030	1,219,000	1,349,969
3.75%, 5/15/2028 (a)	1,400,000	1,561,756
L3 Technologies, Inc. 4.40%, 6/15/2028	24,000	26,485
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	9,000	8,442
2.90%, 12/15/2029	1,031,000	1,064,776
3.83%, 4/27/2025	818,000	896,831
3.85%, 6/15/2023	2,071,000	2,212,159
3.85%, 12/15/2026	768,000	849,953
3.95%, 5/28/2024	602,000	653,441
4.40%, 6/15/2028	2,953,000	3,347,403
4.40%, 6/15/2028	1,375,000	1,559,374
Lockheed Martin Corp.:
1.85%, 6/15/2030	935,000	911,307
2.90%, 3/1/2025 (a)	912,000	975,110
3.10%, 1/15/2023	1,499,000	1,566,380
3.55%, 1/15/2026	2,573,001	2,840,207
Northrop Grumman Corp.:
2.93%, 1/15/2025	3,492,000	3,718,421
3.20%, 2/1/2027 (a)	1,269,000	1,371,472
3.25%, 8/1/2023	686,000	730,377
3.25%, 1/15/2028	1,324,000	1,418,017
4.40%, 5/1/2030	1,111,000	1,280,816
Raytheon Technologies Corp.:
2.25%, 7/1/2030	1,411,000	1,391,034
2.50%, 12/15/2022	1,221,000	1,255,994
3.13%, 5/4/2027	1,042,000	1,119,890
3.20%, 3/15/2024	1,646,000	1,757,780
3.50%, 3/15/2027	1,494,000	1,635,601
3.70%, 12/15/2023	1,209,000	1,299,832
3.95%, 8/16/2025	1,998,000	2,220,517
4.13%, 11/16/2028	4,258,000	4,793,656
6.70%, 8/1/2028	490,000	632,149
7.50%, 9/15/2029	461,000	632,953
Rockwell Collins, Inc. 3.50%, 3/15/2027	50,142	53,867
Teledyne Technologies, Inc.:
0.65%, 4/1/2023	1,980,000	1,978,852
0.95%, 4/1/2024	1,980,000	1,972,238
1.60%, 4/1/2026	1,980,000	1,964,358
2.25%, 4/1/2028	1,980,000	1,970,753
2.75%, 4/1/2031	990,000	989,416
		124,960,828
AGRICULTURE — 1.1%
Altria Group, Inc.:
2.35%, 5/6/2025	1,284,000	1,331,701
2.63%, 9/16/2026	2,014,000	2,102,616
2.85%, 8/9/2022 (a)	796,000	821,806
3.40%, 5/6/2030 (a)	1,240,000	1,294,771
4.00%, 1/31/2024	105,000	114,072
4.40%, 2/14/2026	1,269,000	1,427,523
4.80%, 2/14/2029	2,575,000	2,955,096

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (a)	$1,274,000	$1,343,599
2.75%, 3/27/2025	625,000	664,788
3.25%, 3/27/2030	1,414,000	1,516,967
BAT Capital Corp.:
2.26%, 3/25/2028	2,099,000	2,064,387
2.76%, 8/15/2022	2,000	2,058
2.79%, 9/6/2024	1,409,000	1,486,594
3.22%, 8/15/2024	3,602,000	3,838,615
3.22%, 9/6/2026	815,000	861,814
3.46%, 9/6/2029	1,142,000	1,191,140
3.56%, 8/15/2027	4,681,000	4,981,801
4.70%, 4/2/2027	1,070,000	1,205,366
4.91%, 4/2/2030	1,788,000	2,039,661
BAT International Finance PLC 1.67%, 3/25/2026	2,002,000	1,981,279
Bunge, Ltd. Finance Corp.:
1.63%, 8/17/2025	723,000	723,983
3.00%, 9/25/2022	1,261,000	1,300,343
3.25%, 8/15/2026 (a)	1,558,000	1,659,192
3.75%, 9/25/2027 (a)	940,000	1,030,099
4.35%, 3/15/2024	1,065,000	1,167,485
Philip Morris International, Inc.:
0.88%, 5/1/2026 (a)	1,405,000	1,367,472
1.13%, 5/1/2023	1,791,000	1,818,402
1.50%, 5/1/2025 (a)	1,175,000	1,191,462
1.75%, 11/1/2030	894,000	836,945
2.10%, 5/1/2030	1,281,000	1,240,815
2.13%, 5/10/2023 (a)	1,016,000	1,049,477
2.38%, 8/17/2022	1,258,000	1,291,853
2.50%, 8/22/2022	907,000	935,063
2.50%, 11/2/2022	934,000	964,589
2.63%, 3/6/2023	737,000	768,868
2.75%, 2/25/2026 (a)	1,182,000	1,257,518
2.88%, 5/1/2024	1,256,000	1,334,864
3.13%, 8/17/2027 (a)	636,000	686,816
3.13%, 3/2/2028 (a)	942,000	1,004,879
3.25%, 11/10/2024	1,667,000	1,806,328
3.38%, 8/11/2025	851,000	925,480
3.38%, 8/15/2029 (a)	1,188,000	1,280,783
3.60%, 11/15/2023	656,000	708,788
Reynolds American, Inc.:
4.45%, 6/12/2025	3,239,000	3,595,160
4.85%, 9/15/2023	4,020,000	4,419,588
		67,591,906
AIRLINES — 0.5%
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	743,326	752,477
Security Description	Principal Amount	Value
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	$546,006	$556,162
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	718,026	718,113
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	978,831	987,572
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 8/15/2030	482,195	490,503
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	498,929	498,894
Continental Airlines 2007-1 Pass Through Trust Series 071A, 5.98%, 10/19/2023	390,120	397,208
Continental Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	163,393	170,535
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	561,230	577,214
Delta Air Lines 2007-1 Class A Pass Through Trust Series 071A, 6.82%, 2/10/2024	270,917	282,439
Delta Air Lines 2019-1 Pass Through Trust Series AA, 3.20%, 10/25/2025	740,000	764,901
Delta Air Lines 2020-1 Pass Through Trust Series AA, Class AA, 2.00%, 12/10/2029	475,052	475,940
Southwest Airlines Co.:
2.63%, 2/10/2030	1,333,000	1,312,245
2.75%, 11/16/2022	84,000	86,324
3.00%, 11/15/2026	1,011,000	1,064,381
3.45%, 11/16/2027 (a)	3,930,000	4,160,062
4.75%, 5/4/2023	1,597,000	1,724,265
5.13%, 6/15/2027	2,689,000	3,093,802
5.25%, 5/4/2025	1,946,000	2,213,964
Spirit Airlines Pass Through Trust Series A, 4.10%, 10/1/2029	494,488	494,414

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	$771,430	$796,648
United Airlines 2014-1 Pass Through Trust Series 2014-1, Class A, 4.00%, 10/11/2027	608,861	626,944
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	700,116	727,890
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	715,850	733,209
United Airlines 2016-2 Pass Through Trust Series AA, 2.88%, 4/7/2030	580,576	588,646
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 7/15/2027	905,000	939,698
United Airlines 2020-1 Pass Through Trust Series 2020-1, Class A, 5.88%, 4/15/2029	5,308,488	5,872,037
		31,106,487
APPAREL — 0.3%
NIKE, Inc.:
2.25%, 5/1/2023	533,000	551,069
2.38%, 11/1/2026	1,058,000	1,111,577
2.40%, 3/27/2025 (a)	1,338,000	1,409,342
2.75%, 3/27/2027	1,446,000	1,543,648
2.85%, 3/27/2030	1,990,000	2,094,734
PVH Corp. 4.63%, 7/10/2025	1,282,000	1,412,533
Ralph Lauren Corp.:
1.70%, 6/15/2022	1,092,000	1,108,697
2.95%, 6/15/2030	1,031,000	1,065,291
3.75%, 9/15/2025	1,152,000	1,267,476
Tapestry, Inc.:
3.00%, 7/15/2022	609,000	622,130
4.13%, 7/15/2027	854,000	926,078
4.25%, 4/1/2025	837,000	906,371
VF Corp.:
2.40%, 4/23/2025	1,269,000	1,323,592
2.80%, 4/23/2027	165,000	174,087
2.95%, 4/23/2030	1,161,000	1,202,204
		16,718,829
Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 2.1%
American Honda Finance Corp.:
Series GMTN, 2.30%, 9/9/2026 (a)	$1,460,000	$1,520,561
Series GMTN, 3.45%, 7/14/2023	593,000	632,440
Series GMTN, 3.50%, 2/15/2028	645,000	706,714
Series GMTN, 3.55%, 1/12/2024 (a)	1,052,000	1,135,560
Series MTN, 0.40%, 10/21/2022	829,000	829,589
Series MTN, 0.55%, 7/12/2024	1,330,000	1,319,879
Series MTN, 0.65%, 9/8/2023	1,133,000	1,134,983
Series MTN, 0.88%, 7/7/2023	1,638,000	1,650,039
Series MTN, 1.00%, 9/10/2025	952,000	938,282
Series MTN, 1.20%, 7/8/2025	1,145,000	1,141,210
Series MTN, 1.80%, 1/13/2031	1,250,000	1,177,762
Series MTN, 1.95%, 5/10/2023	2,229,000	2,295,892
Series MTN, 2.00%, 3/24/2028 (a)	1,235,000	1,233,456
Series MTN, 2.05%, 1/10/2023	1,286,000	1,322,612
Series MTN, 2.20%, 6/27/2022	550,000	562,611
Series MTN, 2.35%, 1/8/2027	658,000	681,313
Series MTN, 2.40%, 6/27/2024	1,074,000	1,128,473
Series MTN, 2.60%, 11/16/2022	994,000	1,028,720
Series MTN, 2.90%, 2/16/2024	985,000	1,046,484
Series MTN, 3.63%, 10/10/2023	1,193,000	1,283,238
Cummins, Inc.:
0.75%, 9/1/2025	2,122,000	2,087,751
1.50%, 9/1/2030 (a)	1,172,000	1,089,679
3.65%, 10/1/2023	838,000	899,367
Daimler Finance North America LLC 8.50%, 1/18/2031	177,000	262,318
General Motors Co.:
4.00%, 4/1/2025 (a)	398,000	433,601
4.20%, 10/1/2027	1,652,000	1,818,902
4.88%, 10/2/2023	2,307,000	2,527,318
5.00%, 10/1/2028	2,088,000	2,393,516
5.40%, 10/2/2023	3,412,000	3,781,793

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.13%, 10/1/2025	$2,683,000	$3,160,547
6.80%, 10/1/2027	1,419,000	1,764,271
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	1,931,000	1,895,296
1.70%, 8/18/2023	3,107,000	3,167,027
2.35%, 1/8/2031 (a)	1,040,000	993,481
2.70%, 8/20/2027	1,051,000	1,073,344
2.75%, 6/20/2025	1,227,000	1,280,154
2.90%, 2/26/2025	1,299,000	1,364,833
3.15%, 6/30/2022	1,463,000	1,503,876
3.25%, 1/5/2023	1,646,000	1,714,441
3.50%, 11/7/2024	1,356,000	1,455,585
3.55%, 7/8/2022	512,000	530,330
3.60%, 6/21/2030	1,486,000	1,567,581
3.70%, 5/9/2023	1,476,000	1,555,542
3.85%, 1/5/2028	815,000	877,478
3.95%, 4/13/2024	1,708,000	1,841,361
4.00%, 1/15/2025	1,023,000	1,112,113
4.00%, 10/6/2026	1,309,000	1,433,473
4.15%, 6/19/2023	848,000	906,699
4.25%, 5/15/2023	1,257,000	1,344,952
4.30%, 7/13/2025	1,085,000	1,193,218
4.35%, 4/9/2025	1,219,000	1,339,998
4.35%, 1/17/2027	1,218,000	1,351,834
5.10%, 1/17/2024	1,733,000	1,917,270
5.20%, 3/20/2023	3,797,000	4,117,771
5.25%, 3/1/2026	1,516,000	1,737,124
5.65%, 1/17/2029	1,240,000	1,477,807
PACCAR Financial Corp.:
3.40%, 8/9/2023	658,000	703,810
Series MTN, 0.35%, 8/11/2023	1,001,000	999,559
Series MTN, 0.35%, 2/2/2024	850,000	846,226
Series MTN, 0.80%, 6/8/2023	538,000	542,842
Series MTN, 1.80%, 2/6/2025	1,126,000	1,152,146
Series MTN, 1.90%, 2/7/2023	565,000	580,950
Series MTN, 2.00%, 9/26/2022	585,000	599,198
Series MTN, 2.15%, 8/15/2024 (a)	697,000	731,362
Series MTN, 2.30%, 8/10/2022	432,000	443,483
Series MTN, 2.65%, 4/6/2023	1,052,000	1,101,686
Stellantis NV 5.25%, 4/15/2023	332,000	359,433
Toyota Motor Corp.:
0.68%, 3/25/2024	1,980,000	1,980,178
1.34%, 3/25/2026	1,980,000	1,975,525
2.16%, 7/2/2022	862,000	881,843
2.36%, 7/2/2024 (a)	501,000	527,533
Security Description	Principal Amount	Value
2.36%, 3/25/2031 (a)	$1,980,000	$1,988,653
2.76%, 7/2/2029 (a)	664,000	691,310
3.42%, 7/20/2023	1,328,000	1,416,989
3.67%, 7/20/2028 (a)	757,000	840,633
Toyota Motor Credit Corp.:
3.35%, 1/8/2024	794,000	854,828
3.65%, 1/8/2029 (a)	59,000	65,432
Series GMTN, 2.70%, 1/11/2023	1,349,000	1,404,295
Series GMTN, 2.80%, 7/13/2022	1,259,000	1,299,162
Series GMTN, 3.05%, 1/11/2028	1,022,000	1,092,947
Series GMTN, 3.45%, 9/20/2023	787,000	843,617
Series MTN, 0.35%, 10/14/2022 (a)	1,153,000	1,153,576
Series MTN, 0.45%, 7/22/2022	912,000	914,043
Series MTN, 0.45%, 1/11/2024	1,093,000	1,090,967
Series MTN, 0.50%, 8/14/2023	1,517,000	1,517,880
Series MTN, 0.80%, 10/16/2025	515,000	506,235
Series MTN, 0.80%, 1/9/2026 (a)	1,140,000	1,116,755
Series MTN, 1.15%, 8/13/2027	691,000	669,538
Series MTN, 1.35%, 8/25/2023	1,556,000	1,587,945
Series MTN, 1.65%, 1/10/2031 (a)	990,000	934,154
Series MTN, 1.80%, 2/13/2025 (a)	1,765,000	1,813,555
Series MTN, 2.00%, 10/7/2024 (a)	1,109,000	1,155,378
Series MTN, 2.15%, 9/8/2022	1,057,000	1,084,831
Series MTN, 2.15%, 2/13/2030	1,183,000	1,175,476
Series MTN, 2.25%, 10/18/2023	1,051,000	1,097,118
Series MTN, 2.63%, 1/10/2023 (a)	1,120,000	1,163,960
Series MTN, 2.90%, 3/30/2023	2,239,000	2,348,890
Series MTN, 2.90%, 4/17/2024	710,000	756,611
Series MTN, 3.00%, 4/1/2025	1,597,000	1,711,601
Series MTN, 3.20%, 1/11/2027	1,062,000	1,154,617
Series MTN, 3.38%, 4/1/2030	1,064,000	1,155,440

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.40%, 4/14/2025 (a)	$856,000	$930,986
		130,704,665
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Corp. 4.15%, 3/15/2024	999,000	1,090,389
Aptiv PLC 4.25%, 1/15/2026	3,000	3,375
Aptiv PLC 4.35%, 3/15/2029 (a)	803,000	903,287
BorgWarner, Inc.:
2.65%, 7/1/2027	1,453,000	1,509,958
3.38%, 3/15/2025 (a)	890,000	963,042
Lear Corp.:
3.50%, 5/30/2030	513,000	537,126
3.80%, 9/15/2027	1,081,000	1,178,722
4.25%, 5/15/2029	381,000	422,049
Magna International, Inc.:
2.45%, 6/15/2030	1,134,000	1,139,341
3.63%, 6/15/2024	1,278,000	1,383,116
4.15%, 10/1/2025	792,000	887,032
		10,017,437
BANKS — 26.1%
Australia & New Zealand Banking Group, Ltd.:
Series MTN, 2.05%, 11/21/2022	1,656,000	1,702,136
Series MTN, 2.63%, 11/9/2022	1,288,000	1,335,527
Series MTN, 3.70%, 11/16/2025	1,399,000	1,552,442
Banco Bilbao Vizcaya Argentaria SA:
0.88%, 9/18/2023	2,442,000	2,450,156
1.13%, 9/18/2025	3,336,000	3,280,022
Banco Santander SA:
1.85%, 3/25/2026	1,780,000	1,776,476
2.71%, 6/27/2024	2,150,000	2,270,615
2.75%, 5/28/2025	4,119,000	4,308,762
2.75%, 12/3/2030	2,920,000	2,776,073
2.96%, 3/25/2031	1,425,000	1,417,462
3.13%, 2/23/2023	1,502,000	1,571,287
3.31%, 6/27/2029	1,217,000	1,288,438
3.49%, 5/28/2030	993,000	1,037,606
3.50%, 4/11/2022	104,000	107,108
3.80%, 2/23/2028	1,134,000	1,224,368
3.85%, 4/12/2023	2,202,000	2,340,087
4.25%, 4/11/2027	1,295,000	1,442,967
4.38%, 4/12/2028	1,377,000	1,534,928
5.18%, 11/19/2025	1,922,000	2,183,853
Bancolombia SA 3.00%, 1/29/2025 (a)	1,072,000	1,094,608
Bank of America Corp.:
4.10%, 7/24/2023	2,538,000	2,743,096
Security Description	Principal Amount	Value
6.22%, 9/15/2026	$659,000	$807,684
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (b)	3,806,000	4,015,749
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (b)	10,306,000	10,724,527
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (b)	2,339,000	2,516,109
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (b)	3,836,000	3,929,061
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (b)	7,969,000	8,543,884
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (b)	6,587,000	7,207,364
SOFR + 2.15%, 2.59%, 4/29/2031 (b)	3,941,000	3,928,546
Series GMTN, 3.30%, 1/11/2023	5,303,000	5,574,195
Series GMTN, 3.50%, 4/19/2026	3,290,000	3,605,972
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (b)	990,000	1,019,047
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (b)	3,076,000	3,342,136
Series L, 3.95%, 4/21/2025	2,986,000	3,273,402
Series L, 4.18%, 11/25/2027	2,252,000	2,505,102
Series MTN, 2.50%, 10/21/2022	2,502,000	2,531,348
Series MTN, 3.25%, 10/21/2027	6,987,000	7,513,051
Series MTN, 3.88%, 8/1/2025	2,700,000	2,988,009
Series MTN, 4.00%, 4/1/2024	3,065,000	3,353,141
Series MTN, 4.00%, 1/22/2025	3,222,000	3,524,481
Series MTN, 4.13%, 1/22/2024	8,635,000	9,438,055
Series MTN, 4.20%, 8/26/2024	3,915,000	4,315,857
Series MTN, 4.25%, 10/22/2026	2,669,000	2,989,574
Series MTN, 4.45%, 3/3/2026	2,602,000	2,923,243
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (b)	1,527,000	1,565,038
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (b)	2,660,000	2,786,882

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (b)	$4,321,000	$4,627,186
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (b)	8,347,000	8,963,092
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (b)	4,347,000	4,317,006
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (b)	7,800,000	8,492,094
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (b)	3,086,000	3,413,301
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (b)	2,290,000	2,444,621
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (b)	3,286,000	3,449,018
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (b)	2,501,000	2,571,228
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (b)	4,049,000	4,481,109
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (b)	4,035,000	4,548,898
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (b)	3,399,000	3,740,090
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (b)	2,869,000	2,876,746
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (b)	3,129,000	3,119,676
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (b)	3,353,000	3,307,366
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (b)	3,955,000	3,941,316
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (b)	3,145,000	2,958,470
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (b)	3,199,000	3,253,383
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (b)	1,585,000	1,491,057
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b)	4,940,000	4,955,413
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (b)	5,015,000	5,025,983
Security Description	Principal Amount	Value
Bank of Montreal:
0.45%, 12/8/2023	$1,160,000	$1,155,882
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (b)	2,000,000	2,164,240
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (b)	863,000	947,945
Series E, 3.30%, 2/5/2024	1,978,000	2,122,394
Series MTN, 1.85%, 5/1/2025 (a)	2,524,000	2,584,753
Series MTN, 2.05%, 11/1/2022	845,000	868,043
Series MTN, 2.35%, 9/11/2022	848,000	873,194
Series MTN, 2.50%, 6/28/2024	927,000	978,754
Series MTN, 2.55%, 11/6/2022	1,537,000	1,588,459
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (b)	2,279,000	2,216,897
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	1,029,000	1,114,386
Series 0012, 3.65%, 2/4/2024	1,149,000	1,248,538
Series G, 3.00%, 2/24/2025	1,116,000	1,197,780
Series MTN, 0.35%, 12/7/2023 (a)	1,089,000	1,086,985
Series MTN, 0.75%, 1/28/2026 (a)	802,000	785,238
Series MTN, 1.60%, 4/24/2025	1,020,000	1,038,962
Series MTN, 1.65%, 1/28/2031 (a)	840,000	799,067
Series MTN, 1.85%, 1/27/2023	1,276,000	1,312,940
Series MTN, 1.95%, 8/23/2022	1,708,000	1,747,369
Series MTN, 2.10%, 10/24/2024	1,216,000	1,278,916
Series MTN, 2.20%, 8/16/2023	1,570,000	1,633,114
Series MTN, 2.45%, 8/17/2026	1,364,000	1,433,196
Series MTN, 2.80%, 5/4/2026	907,000	969,891
Series MTN, 2.95%, 1/29/2023	1,340,000	1,401,948
Series MTN, 3.00%, 10/30/2028	1,220,000	1,294,762
Series MTN, 3.25%, 9/11/2024	916,000	994,492
Series MTN, 3.25%, 5/16/2027	1,445,000	1,574,877

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.30%, 8/23/2029	$1,194,000	$1,285,174
Series MTN, 3.40%, 1/29/2028	851,000	933,811
Series MTN, 3.45%, 8/11/2023	1,297,000	1,388,841
Series MTN, 3.50%, 4/28/2023	931,000	990,351
Series MTN, 3.85%, 4/28/2028 (a)	1,223,000	1,381,366
Series MTN, 3.95%, 11/18/2025	1,078,000	1,207,112
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (b)	1,064,000	1,090,600
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (b)	2,342,000	2,574,209
Bank of Nova Scotia:
0.55%, 9/15/2023	4,182,000	4,184,049
1.05%, 3/2/2026 (a)	4,277,000	4,208,226
1.30%, 6/11/2025	1,096,000	1,097,381
1.63%, 5/1/2023	911,000	934,504
1.95%, 2/1/2023	1,163,000	1,195,529
2.00%, 11/15/2022	908,000	932,643
2.20%, 2/3/2025 (a)	1,359,000	1,412,137
2.38%, 1/18/2023	1,060,000	1,097,153
2.70%, 8/3/2026	1,709,000	1,810,959
3.40%, 2/11/2024	1,262,000	1,357,041
4.50%, 12/16/2025	1,225,000	1,390,767
Series BKNT, 2.45%, 9/19/2022	1,050,000	1,083,127
BankUnited, Inc.:
4.88%, 11/17/2025	804,000	905,859
5.13%, 6/11/2030	315,000	354,958
Barclays Bank PLC:
1.70%, 5/12/2022	990,000	1,003,900
Series BKNT, 3.75%, 5/15/2024	559,000	610,585
Barclays PLC:
3.65%, 3/16/2025	2,541,000	2,740,468
3.68%, 1/10/2023	150,000	153,439
4.34%, 1/10/2028	1,185,000	1,316,594
4.38%, 9/11/2024	1,558,000	1,700,510
4.38%, 1/12/2026	3,282,000	3,656,214
4.84%, 5/9/2028	2,272,000	2,535,098
5.20%, 5/12/2026	872,000	985,465
1 year CMT + 0.80%, 1.01%, 12/10/2024 (b)	2,018,000	2,018,605
1 year CMT + 1.20%, 2.67%, 3/10/2032 (b)	6,920,000	6,757,588
1 year CMT + 1.90%, 2.65%, 6/24/2031 (b)	890,000	876,579
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (b)	7,666,000	8,210,593
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (b)	$2,379,000	$2,569,106
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (b)	2,255,000	2,589,462
3 Month USD LIBOR + 2.45%, 2.85%, 5/7/2026 (b)	1,646,000	1,721,683
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (b)	412,000	466,330
BBVA USA:
2.50%, 8/27/2024	1,419,000	1,491,639
Series BKNT, 3.88%, 4/10/2025	900,000	984,006
BNP Paribas SA:
Series MTN, 3.25%, 3/3/2023	1,421,000	1,497,762
Series MTN, 4.25%, 10/15/2024 (a)	1,198,000	1,326,833
BPCE SA:
4.00%, 4/15/2024	1,931,000	2,116,318
Series MTN, 3.38%, 12/2/2026	1,049,000	1,142,948
Branch Banking & Trust Co. Series BKNT, 3.80%, 10/30/2026	1,218,000	1,354,038
Canadian Imperial Bank of Commerce:
0.50%, 12/14/2023	1,230,000	1,225,375
0.95%, 6/23/2023	2,488,000	2,511,138
0.95%, 10/23/2025 (a)	914,000	897,959
2.25%, 1/28/2025 (a)	809,000	839,863
2.55%, 6/16/2022	1,301,000	1,337,350
3.10%, 4/2/2024	1,912,000	2,038,020
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (b)	1,175,000	1,206,419
Series BKNT, 3.50%, 9/13/2023	1,299,000	1,395,399
Capital One NA:
Series BKNT, 2.15%, 9/6/2022	1,068,000	1,092,276
Series BKNT, 2.65%, 8/8/2022	205,000	210,695
CIT Bank NA Series BKNT, SOFR + 1.72%, 2.97%, 9/27/2025 (b)	368,000	386,632
Citibank NA Series BKNT, 3.65%, 1/23/2024	2,708,000	2,931,843
Citigroup, Inc.:
2.70%, 10/27/2022	3,199,000	3,304,375
3.20%, 10/21/2026	5,361,000	5,765,595
3.30%, 4/27/2025	2,039,000	2,198,022

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 3/1/2023	$1,341,000	$1,412,797
3.40%, 5/1/2026	2,410,000	2,617,959
3.50%, 5/15/2023	2,298,000	2,432,364
3.70%, 1/12/2026	2,758,000	3,031,428
3.75%, 6/16/2024	1,161,000	1,266,790
3.88%, 10/25/2023	1,434,000	1,555,073
3.88%, 3/26/2025	908,000	988,440
4.00%, 8/5/2024	1,182,000	1,291,630
4.05%, 7/30/2022	3,546,000	3,704,648
4.13%, 7/25/2028	3,165,000	3,493,242
4.30%, 11/20/2026	1,853,000	2,074,026
4.40%, 6/10/2025	5,647,000	6,272,913
4.45%, 9/29/2027	5,029,000	5,656,116
4.60%, 3/9/2026	1,542,000	1,737,911
5.50%, 9/13/2025	1,623,000	1,887,062
6.63%, 1/15/2028	96,000	121,758
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (b)	3,626,000	3,878,478
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (b)	4,971,000	5,119,832
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (b)	2,047,000	2,194,507
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (b)	3,111,000	3,355,742
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (b)	2,416,000	2,687,631
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (b)	2,629,000	2,908,647
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	4,098,000	4,486,245
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (b)	3,546,000	3,908,969
SOFR + 0.69%, 0.78%, 10/30/2024 (b)	4,874,000	4,869,711
SOFR + 0.77%, 1.12%, 1/28/2027 (b)	3,413,000	3,336,310
SOFR + 1.15%, 2.67%, 1/29/2031 (b)	2,340,000	2,353,619
SOFR + 1.42%, 2.98%, 11/5/2030 (b)	2,896,000	2,995,246
SOFR + 1.67%, 1.68%, 5/15/2024 (b)	4,068,000	4,152,492
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	4,574,000	4,567,505
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	4,904,000	5,237,521
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	5,265,000	5,985,305
Security Description	Principal Amount	Value
Citizens Bank NA/Providence RI:
Series BKNT, 2.25%, 4/28/2025	$1,202,000	$1,247,472
Series BKNT, 3.70%, 3/29/2023	4,333,000	4,588,777
Series BKNT, 3.75%, 2/18/2026	939,000	1,032,881
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	779,000	775,300
2.85%, 7/27/2026	956,000	1,013,762
3.25%, 4/30/2030	793,000	841,214
Comerica Bank Series BKNT, 4.00%, 7/27/2025	490,000	542,356
Comerica, Inc.:
3.70%, 7/31/2023	1,449,000	1,552,618
4.00%, 2/1/2029	978,000	1,093,580
Cooperatieve Rabobank UA:
0.38%, 1/12/2024	1,090,000	1,084,092
2.75%, 1/10/2023	956,000	996,018
3.95%, 11/9/2022	2,037,000	2,144,452
4.38%, 8/4/2025	1,814,000	2,009,894
4.63%, 12/1/2023	2,202,000	2,413,238
Series BKNT, 3.75%, 7/21/2026	3,745,000	4,086,319
Series MTN, 3.38%, 5/21/2025	1,267,000	1,379,307
Credit Suisse AG:
0.50%, 2/2/2024	1,265,000	1,250,756
1.00%, 5/5/2023	3,488,000	3,505,440
2.95%, 4/9/2025	1,865,000	1,974,140
Series MTN, 3.63%, 9/9/2024	7,999,000	8,667,396
Credit Suisse Group Funding Guernsey, Ltd.:
3.75%, 3/26/2025	3,527,000	3,801,612
3.80%, 9/15/2022	2,313,000	2,411,765
3.80%, 6/9/2023	3,945,000	4,186,907
4.55%, 4/17/2026	2,302,000	2,577,043
Deutsche Bank AG:
1.00%, 4/1/2025	3,850,000	3,849,230
1.69%, 3/19/2026	435,000	434,178
3.30%, 11/16/2022	640,000	664,557
3.70%, 5/30/2024	1,394,000	1,491,022
3.70%, 5/30/2024	1,299,000	1,389,683
3.95%, 2/27/2023	1,223,000	1,290,179
4.10%, 1/13/2026	1,142,000	1,240,966
4.10%, 1/13/2026	1,290,000	1,400,398
SOFR + 1.87%, 2.13%, 11/24/2026 (b)	2,382,000	2,386,597
SOFR + 2.16%, 2.22%, 9/18/2024 (b)	2,154,000	2,208,065
SOFR + 2.58%, 3.96%, 11/26/2025 (b)	2,575,000	2,786,356

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 3.04%, 3.55%, 9/18/2031 (a) (b)	$1,920,000	$1,981,190
Discover Bank:
2.45%, 9/12/2024	1,353,000	1,417,146
Series BKNT, 2.70%, 2/6/2030	393,000	396,934
Series BKNT, 3.35%, 2/6/2023	1,284,000	1,344,451
Series BKNT, 3.45%, 7/27/2026	403,000	436,530
Series BKNT, 4.20%, 8/8/2023	2,641,000	2,852,993
Series BKNT, 4.25%, 3/13/2026	720,000	804,586
Series BKNT, 4.65%, 9/13/2028	1,287,000	1,468,853
Series BKNT, USD 5 Year Swap Rate + 1.73%, 4.68%, 8/9/2028 (b)	5,803,000	6,191,395
Fifth Third Bancorp:
1.63%, 5/5/2023	1,145,000	1,170,694
2.38%, 1/28/2025	2,297,000	2,395,633
2.55%, 5/5/2027	1,001,000	1,042,011
2.60%, 6/15/2022	80,000	81,974
3.65%, 1/25/2024	2,256,000	2,433,141
3.95%, 3/14/2028	784,000	886,579
4.30%, 1/16/2024	935,000	1,023,320
Fifth Third Bank Class BKNT, 2.25%, 2/1/2027	1,227,000	1,269,356
Fifth Third Bank NA:
Series BKNT, 1.80%, 1/30/2023	686,000	703,129
Series BKNT, 3.85%, 3/15/2026	1,148,000	1,264,556
Series BKNT, 3.95%, 7/28/2025	818,000	910,287
First Horizon Bank Series BKNT, 5.75%, 5/1/2030	620,000	745,414
First Horizon Corp. 3.55%, 5/26/2023	992,000	1,047,205
First Horizon National Corp. 4.00%, 5/26/2025	1,162,000	1,276,201
First Republic Bank:
Series BKNT, 2.50%, 6/6/2022	1,075,000	1,098,392
Series BKNT, SOFR + 0.62%, 1.91%, 2/12/2024 (b)	750,000	768,637
FNB Corp. 2.20%, 2/24/2023	735,000	748,664
Goldman Sachs Group, Inc.:
0.52%, 3/8/2023	3,085,000	3,084,846
2.60%, 2/7/2030	2,589,000	2,618,825
3.00%, 4/26/2022	6,264,000	6,273,647
3.20%, 2/23/2023	6,681,000	6,994,005
Security Description	Principal Amount	Value
3.50%, 1/23/2025	$3,344,000	$3,607,407
3.50%, 4/1/2025	4,773,000	5,170,734
3.50%, 11/16/2026	3,548,000	3,848,587
3.63%, 1/22/2023	5,883,000	6,209,742
3.63%, 2/20/2024	2,875,000	3,093,586
3.75%, 5/22/2025	3,022,000	3,301,051
3.75%, 2/25/2026	2,014,000	2,210,486
3.80%, 3/15/2030	3,173,000	3,493,410
3.85%, 1/26/2027	4,041,000	4,432,573
4.00%, 3/3/2024	4,041,000	4,406,306
4.25%, 10/21/2025	2,737,000	3,054,383
5.95%, 1/15/2027	911,000	1,100,124
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (b)	4,518,000	4,652,049
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (b)	2,409,000	2,473,368
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (b)	3,043,000	3,334,154
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (b)	4,510,000	5,061,302
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (b)	3,358,000	3,673,081
SOFR + 0.57%, 0.67%, 3/8/2024 (b)	4,940,000	4,933,627
SOFR + 0.61%, 0.86%, 2/12/2026 (b)	1,492,000	1,465,308
SOFR + 0.80%, 1.43%, 3/9/2027 (b)	3,890,000	3,852,384
SOFR + 1.09%, 1.99%, 1/27/2032 (b)	1,810,000	1,718,523
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (b)	3,224,000	3,456,128
Series FXD, 0.48%, 1/27/2023	3,869,000	3,863,313
Series MTN, 3.85%, 7/8/2024	3,343,000	3,629,997
Series VAR, SOFR + 0.54%, 0.63%, 11/17/2023 (b)	4,299,000	4,297,753
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (b)	2,780,000	2,722,593
HSBC Holdings PLC:
3.60%, 5/25/2023	3,716,000	3,954,047
3.90%, 5/25/2026	2,981,000	3,289,444
4.25%, 3/14/2024	2,442,000	2,656,627
4.25%, 8/18/2025	2,039,000	2,243,899
4.30%, 3/8/2026	4,702,000	5,262,713
4.38%, 11/23/2026	2,116,000	2,359,001
4.95%, 3/31/2030	3,248,000	3,787,655

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (b)	$2,021,000	$2,102,669
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (b)	5,415,000	5,779,917
3 Month USD LIBOR + 1.14%, 2.63%, 11/7/2025 (b)	2,466,000	2,580,644
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (b)	4,923,000	5,308,028
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (b)	3,115,000	3,449,520
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (b)	4,010,000	4,510,689
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (b)	4,207,000	4,613,060
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (b)	3,858,000	4,175,591
SOFR + 1.29%, 1.59%, 5/24/2027 (b)	2,050,000	2,017,999
SOFR + 1.54%, 1.65%, 4/18/2026 (b)	2,336,000	2,338,219
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	933,000	916,598
SOFR + 1.93%, 2.10%, 6/4/2026 (b)	2,552,000	2,597,451
SOFR + 1.95%, 2.36%, 8/18/2031 (a) (b)	670,000	645,002
SOFR + 2.39%, 2.85%, 6/4/2031 (a) (b)	2,010,000	2,009,779
HSBC USA, Inc. 3.50%, 6/23/2024	812,000	878,227
Huntington Bancshares, Inc.:
2.55%, 2/4/2030	1,066,000	1,067,599
2.63%, 8/6/2024	1,227,000	1,294,853
4.00%, 5/15/2025	858,000	950,939
Huntington National Bank:
1.80%, 2/3/2023	959,000	981,258
Series BKNT, 2.50%, 8/7/2022	1,253,000	1,286,756
Series BKNT, 3.55%, 10/6/2023	1,229,000	1,321,667
ING Groep NV:
3.55%, 4/9/2024	1,096,000	1,179,252
3.95%, 3/29/2027	1,895,000	2,103,147
4.05%, 4/9/2029	1,214,000	1,353,962
4.10%, 10/2/2023	3,522,000	3,817,355
4.55%, 10/2/2028	1,550,000	1,778,950
SOFR + 1.12%, 2.73%, 4/1/2032 (b) (c)	870,000	869,200
Security Description	Principal Amount	Value
Series VAR, SOFR + 0.92%, 1.73%, 4/1/2027 (b) (c)	$1,230,000	$1,230,984
Intesa Sanpaolo SpA 5.25%, 1/12/2024 (a)	811,000	901,954
JPMorgan Chase & Co.:
2.70%, 5/18/2023	2,539,000	2,648,405
2.95%, 10/1/2026	4,291,000	4,586,650
2.97%, 1/15/2023	10,000	10,201
3.13%, 1/23/2025	4,028,000	4,314,552
3.20%, 1/25/2023	3,798,000	3,991,166
3.20%, 6/15/2026	2,216,000	2,392,194
3.25%, 9/23/2022	3,964,000	4,132,787
3.30%, 4/1/2026	3,123,000	3,394,295
3.38%, 5/1/2023	4,216,000	4,460,612
3.63%, 5/13/2024	2,610,000	2,844,378
3.63%, 12/1/2027	2,083,000	2,262,534
3.88%, 2/1/2024 (a)	2,031,000	2,214,338
3.88%, 9/10/2024	4,100,000	4,490,320
3.90%, 7/15/2025	3,419,000	3,772,183
4.13%, 12/15/2026	2,536,000	2,853,888
4.25%, 10/1/2027	2,537,000	2,870,311
7.63%, 10/15/2026	3,038,000	3,975,101
7.75%, 7/15/2025	55,000	69,562
8.00%, 4/29/2027	1,711,000	2,314,470
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (b)	5,096,000	5,234,203
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (b)	1,826,000	1,935,012
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (b)	4,105,000	4,396,496
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (b)	6,799,000	6,963,672
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (b)	2,850,000	3,086,293
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (b)	4,261,000	4,623,355
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (b)	2,757,000	3,076,371
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (b)	3,337,000	3,558,143
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (b)	3,141,000	3,424,224
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (b)	2,593,000	2,866,691

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (b)	$3,223,000	$3,641,378
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (b)	3,304,000	3,785,294
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (b)	3,714,000	4,096,245
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (b)	3,127,000	3,409,024
SOFR + 0.42%, 0.56%, 2/16/2025 (b)	3,169,000	3,144,884
SOFR + 0.58%, 0.70%, 3/16/2024 (a) (b)	5,190,000	5,208,892
SOFR + 0.60%, 0.65%, 9/16/2024 (b)	1,005,000	1,006,186
SOFR + 0.70%, 1.04%, 2/4/2027 (b)	2,689,000	2,622,393
SOFR + 0.80%, 1.05%, 11/19/2026 (b)	3,744,000	3,659,648
SOFR + 1.07%, 1.95%, 2/4/2032 (b)	3,680,000	3,493,682
SOFR + 1.11%, 1.76%, 11/19/2031 (b)	1,629,000	1,519,140
SOFR + 1.16%, 2.30%, 10/15/2025 (b)	2,657,000	2,770,374
SOFR + 1.46%, 1.51%, 6/1/2024 (b)	4,452,000	4,543,355
SOFR + 1.51%, 2.74%, 10/15/2030 (b)	4,907,000	4,995,032
SOFR + 1.59%, 2.01%, 3/13/2026 (b)	2,294,000	2,357,980
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	4,617,000	4,742,444
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	1,909,000	1,930,209
SOFR + 2.04%, 2.52%, 4/22/2031 (b)	4,227,000	4,213,685
SOFR + 2.52%, 2.96%, 5/13/2031 (b)	3,757,000	3,823,875
SOFR + 3.79%, 4.49%, 3/24/2031 (b)	3,965,000	4,573,786
KeyBank NA:
Series BKNT, 1.25%, 3/10/2023	1,780,000	1,808,320
Series BKNT, 2.30%, 9/14/2022	1,145,000	1,176,110
Series BKNT, 2.40%, 6/9/2022	979,000	1,002,251
Series BKNT, 3.30%, 6/1/2025	924,000	1,003,473
Series BKNT, 3.38%, 3/7/2023	698,000	737,004
Series BKNT, 3.40%, 5/20/2026	828,000	896,169
Security Description	Principal Amount	Value
Series BKNT, 3.90%, 4/13/2029	$741,000	$809,150
Series BKNT, 6.95%, 2/1/2028	145,000	180,438
Series BKNT, SOFR + 0.34%, 0.42%, 1/3/2024 (b)	1,360,000	1,359,374
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	1,043,000	1,070,222
Series MTN, 2.55%, 10/1/2029 (a)	931,000	942,963
Series MTN, 4.10%, 4/30/2028	932,000	1,052,386
Series MTN, 4.15%, 10/29/2025	660,000	739,035
Lloyds Bank PLC 2.25%, 8/14/2022 (a)	1,252,000	1,283,275
Lloyds Banking Group PLC:
3.75%, 1/11/2027	1,153,000	1,264,368
3.90%, 3/12/2024	1,226,000	1,330,271
4.05%, 8/16/2023	3,286,000	3,545,035
4.38%, 3/22/2028	1,293,000	1,454,560
4.45%, 5/8/2025	1,776,000	1,983,330
4.50%, 11/4/2024	1,432,000	1,588,761
4.55%, 8/16/2028	1,569,000	1,790,558
4.58%, 12/10/2025	1,583,000	1,764,222
4.65%, 3/24/2026	1,958,000	2,192,568
1 year CMT + 0.55%, 0.70%, 5/11/2024 (b)	3,005,000	3,005,060
1 year CMT + 0.85%, 1.63%, 5/11/2027 (b)	3,255,000	3,234,852
1 year CMT + 1.00%, 2.44%, 2/5/2026 (b)	1,250,000	1,297,575
1 year CMT + 1.10%, 1.33%, 6/15/2023 (b)	1,223,000	1,234,655
1 year CMT + 3.50%, 3.87%, 7/9/2025 (b)	1,848,000	2,010,513
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (b)	2,193,000	2,366,751
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (b)	2,883,000	2,984,309
M&T Bank Corp. 3.55%, 7/26/2023 (a)	848,000	907,920
Manufacturers & Traders Trust Co.:
Series BKNT, 2.90%, 2/6/2025	1,180,000	1,257,054
Series BKNT, 3.40%, 8/17/2027	921,000	1,008,458
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	2,240,000	2,233,549
2.05%, 7/17/2030	1,353,000	1,299,665
2.19%, 2/25/2025	3,356,000	3,454,767

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.53%, 9/13/2023	$885,000	$925,515
2.56%, 2/25/2030	1,535,000	1,536,842
2.62%, 7/18/2022	2,819,000	2,896,776
2.67%, 7/25/2022	4,539,000	4,669,042
2.76%, 9/13/2026	1,318,000	1,389,185
2.80%, 7/18/2024	2,059,000	2,183,055
3.20%, 7/18/2029	2,284,000	2,394,614
3.29%, 7/25/2027 (a)	1,149,000	1,251,675
3.41%, 3/7/2024	3,583,000	3,843,914
3.46%, 3/2/2023	4,028,000	4,247,325
3.68%, 2/22/2027	834,000	925,690
3.74%, 3/7/2029	1,918,000	2,092,749
3.76%, 7/26/2023	3,906,000	4,184,146
3.78%, 3/2/2025 (a)	1,094,000	1,195,764
3.85%, 3/1/2026	2,346,000	2,592,447
3.96%, 3/2/2028	1,192,000	1,324,646
4.05%, 9/11/2028	1,088,000	1,216,830
1 year CMT + 0.68%, 0.85%, 9/15/2024 (b)	1,669,000	1,670,569
Mizuho Financial Group, Inc.:
2.60%, 9/11/2022	4,018,000	4,138,661
2.84%, 9/13/2026	1,084,000	1,150,883
3.17%, 9/11/2027 (a)	1,375,000	1,484,244
3.55%, 3/5/2023	834,000	882,055
3.66%, 2/28/2027 (a)	860,000	945,880
4.02%, 3/5/2028 (a)	884,000	983,786
1 year CMT + 0.67%, 1.23%, 5/22/2027 (b)	1,830,000	1,780,700
3 Month USD LIBOR + 0.61%, 0.85%, 9/8/2024 (b)	2,184,000	2,188,019
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (b)	1,364,000	1,402,683
3 Month USD LIBOR + 0.84%, 2.72%, 7/16/2023 (b)	2,743,000	2,817,610
3 Month USD LIBOR + 0.98%, 2.84%, 7/16/2025 (b)	1,164,000	1,230,360
3 Month USD LIBOR + 0.99%, 1.24%, 7/10/2024 (b)	1,070,000	1,080,957
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (b)	1,167,000	1,253,650
3 Month USD LIBOR + 1.07%, 2.59%, 5/25/2031 (a) (b)	839,000	835,753
3 Month USD LIBOR + 1.10%, 2.56%, 9/13/2025 (b)	1,116,000	1,167,894
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (a) (b)	1,239,000	1,295,982
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.27%, 1.98%, 9/8/2031 (b)	$1,040,000	$981,334
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (b)	1,281,000	1,438,243
3 Month USD LIBOR + 1.31%, 2.87%, 9/13/2030 (a) (b)	400,000	407,980
3 Month USD LIBOR + 1.51%, 2.20%, 7/10/2031 (b)	1,265,000	1,218,081
Morgan Stanley:
2.75%, 5/19/2022	7,069,000	7,258,591
3.63%, 1/20/2027	4,307,000	4,729,129
3.95%, 4/23/2027	2,529,000	2,791,106
4.88%, 11/1/2022	3,841,000	4,097,003
5.00%, 11/24/2025	2,532,000	2,909,901
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (b)	5,569,000	5,918,343
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (b)	5,177,000	5,641,532
SOFR + 0.72%, 0.99%, 12/10/2026 (b)	3,341,000	3,260,582
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	3,835,000	3,962,514
Series F, 3.88%, 4/29/2024	4,987,000	5,447,500
Series GMTN, 3.13%, 1/23/2023	3,036,000	3,179,147
Series GMTN, 3.70%, 10/23/2024	4,055,000	4,441,766
Series GMTN, 3.75%, 2/25/2023	3,454,000	3,663,934
Series GMTN, 3.88%, 1/27/2026	3,886,000	4,321,854
Series GMTN, 4.00%, 7/23/2025	3,962,000	4,397,424
Series GMTN, 4.35%, 9/8/2026	7,040,000	7,948,160
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (b)	3,955,000	4,336,460
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (b)	4,227,000	4,840,169
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	4,648,000	4,714,931
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (b)	1,316,000	1,307,801
Series MTN, 3.13%, 7/27/2026	4,197,000	4,515,846
Series MTN, 4.10%, 5/22/2023	2,488,000	2,660,816
Series MTN, 6.25%, 8/9/2026	2,162,000	2,654,828

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 0.46%, 0.53%, 1/25/2024 (b)	$4,050,000	$4,042,467
Series MTN, SOFR + 0.47%, 0.56%, 11/10/2023 (b)	2,426,000	2,428,305
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (b)	100,000	93,356
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (b)	5,195,000	5,479,011
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	3,911,000	4,240,384
MUFG Americas Holdings Corp.:
3.00%, 2/10/2025	444,000	472,212
3.50%, 6/18/2022	704,000	729,802
MUFG Union Bank NA Series BKNT, 2.10%, 12/9/2022	1,250,000	1,283,962
National Australia Bank, Ltd.:
1.88%, 12/13/2022	1,318,000	1,352,439
2.88%, 4/12/2023	1,144,000	1,201,234
3.00%, 1/20/2023	1,166,000	1,220,814
3.38%, 1/14/2026	1,258,000	1,374,013
3.63%, 6/20/2023	880,000	942,119
Series BKNT, 2.50%, 7/12/2026	1,958,000	2,062,949
Series GMTN, 2.50%, 5/22/2022	550,000	563,656
National Bank of Canada:
1 year CMT + 0.77%, 0.90%, 8/15/2023 (b)	714,000	717,227
Series MTN, 2.10%, 2/1/2023	2,554,000	2,625,384
Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (b)	1,314,000	1,309,716
Natwest Group PLC:
3.88%, 9/12/2023	4,204,000	4,508,370
4.80%, 4/5/2026	1,977,000	2,241,780
5.13%, 5/28/2024	3,068,000	3,412,782
6.00%, 12/19/2023	50,000	56,388
6.10%, 6/10/2023	375,000	414,375
6.13%, 12/15/2022	1,350,000	1,465,074
1 year CMT + 2.15%, 2.36%, 5/22/2024 (b)	1,018,000	1,049,466
1 year CMT + 2.55%, 3.07%, 5/22/2028 (b)	2,056,000	2,145,128
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (b)	1,554,000	1,601,397
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (b)	1,622,000	1,752,620
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (b)	$2,298,000	$2,619,467
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (b)	2,641,000	2,881,833
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (b)	1,360,000	1,516,264
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (b)	2,602,000	3,011,737
5 year CMT + 2.10%, 3.75%, 11/1/2029 (b)	1,352,000	1,437,217
Northern Trust Corp.:
1.95%, 5/1/2030 (a)	905,000	882,465
2.38%, 8/2/2022	934,000	960,171
3.15%, 5/3/2029	883,000	946,797
3.65%, 8/3/2028	681,000	754,854
3.95%, 10/30/2025	1,210,000	1,351,255
People's United Bank NA 4.00%, 7/15/2024	745,000	797,053
PNC Bank NA:
3.80%, 7/25/2023	1,445,000	1,549,488
Series BKNT, 2.45%, 7/28/2022	169,000	173,455
Series BKNT, 2.70%, 11/1/2022	1,375,000	1,421,791
Series BKNT, 2.70%, 10/22/2029	2,267,000	2,312,567
Series BKNT, 2.95%, 1/30/2023	1,113,000	1,160,536
Series BKNT, 2.95%, 2/23/2025	879,000	938,886
Series BKNT, 3.10%, 10/25/2027	1,334,000	1,443,601
Series BKNT, 3.25%, 6/1/2025	1,331,000	1,440,382
Series BKNT, 3.25%, 1/22/2028 (a)	1,068,000	1,152,981
Series BKNT, 3.30%, 10/30/2024	1,145,000	1,249,378
Series BKNT, 3.50%, 6/8/2023	1,310,000	1,394,246
Series BKNT, 4.05%, 7/26/2028	1,540,000	1,726,525
Series BKNT, 4.20%, 11/1/2025	737,000	831,034
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	1,610,000	1,691,933
2.55%, 1/22/2030	2,680,000	2,721,996
2.60%, 7/23/2026	1,172,000	1,237,808
2.85%, 11/9/2022 (d)	1,009,000	1,048,240
3.15%, 5/19/2027 (a)	1,008,000	1,090,656
3.45%, 4/23/2029	1,114,000	1,208,222
3.50%, 1/23/2024	2,100,000	2,263,023

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 4/29/2024	$1,324,000	$1,445,305
Regions Financial Corp.:
2.25%, 5/18/2025	1,012,000	1,050,223
3.80%, 8/14/2023	1,311,000	1,406,860
Royal Bank of Canada:
Series GMTN, 0.43%, 1/19/2024	2,435,000	2,418,077
Series GMTN, 0.88%, 1/20/2026 (a)	1,430,000	1,400,685
Series GMTN, 1.60%, 4/17/2023	2,100,000	2,149,497
Series GMTN, 1.95%, 1/17/2023	1,813,000	1,863,166
Series GMTN, 2.25%, 11/1/2024	3,094,000	3,244,647
Series GMTN, 2.55%, 7/16/2024	2,462,000	2,599,453
Series GMTN, 3.70%, 10/5/2023	1,925,000	2,074,861
Series GMTN, 4.65%, 1/27/2026 (a)	2,300,000	2,632,442
Series MTN, 0.50%, 10/26/2023	1,250,000	1,250,037
Series MTN, 1.15%, 6/10/2025	1,794,000	1,792,924
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	1,232,000	1,301,509
3.40%, 1/18/2023	1,698,000	1,769,588
3.45%, 6/2/2025	1,335,000	1,425,753
4.40%, 7/13/2027	1,209,000	1,336,465
4.50%, 7/17/2025	1,279,000	1,414,331
3.50%, 6/7/2024	2,871,000	3,070,592
Santander UK Group Holdings PLC:
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (b)	1,289,000	1,347,533
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (b)	1,231,000	1,344,941
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (b)	1,264,000	1,389,313
SOFR + 0.79%, 1.09%, 3/15/2025 (b)	4,450,000	4,453,293
SOFR + 1.47%, 2.90%, 3/15/2032 (b)	4,325,000	4,298,920
1 year CMT + 1.25%, 1.53%, 8/21/2026 (b)	950,000	942,238
Santander UK PLC:
2.10%, 1/13/2023	1,231,000	1,265,456
2.88%, 6/18/2024	661,000	703,912
4.00%, 3/13/2024	1,287,000	1,405,455
Signature Bank 4.00%, 10/15/2030 (b)	790,000	812,618
Security Description	Principal Amount	Value
Sumitomo Mitsui Banking Corp.:
3.00%, 1/18/2023	$1,051,000	$1,096,876
3.20%, 7/18/2022	1,351,000	1,399,298
3.95%, 7/19/2023	1,295,000	1,394,378
3.95%, 1/10/2024 (a)	570,000	618,604
Series GMTN, 3.40%, 7/11/2024	260,000	281,050
Series GMTN, 3.65%, 7/23/2025	690,000	755,681
Sumitomo Mitsui Financial Group, Inc.:
0.51%, 1/12/2024 (a)	695,000	692,227
0.95%, 1/12/2026	3,497,000	3,401,986
1.47%, 7/8/2025	3,075,000	3,080,689
1.71%, 1/12/2031	1,040,000	966,170
2.13%, 7/8/2030	1,807,000	1,746,086
2.14%, 9/23/2030	3,440,000	3,225,413
2.35%, 1/15/2025	1,586,000	1,645,935
2.45%, 9/27/2024	2,060,000	2,161,228
2.63%, 7/14/2026	2,602,000	2,724,112
2.70%, 7/16/2024	3,234,000	3,418,435
2.72%, 9/27/2029 (a)	1,446,000	1,470,423
2.75%, 1/15/2030	1,539,000	1,566,379
2.78%, 7/12/2022	3,182,000	3,277,524
2.78%, 10/18/2022	1,413,000	1,462,130
3.01%, 10/19/2026	1,730,000	1,848,245
3.04%, 7/16/2029	2,749,000	2,861,599
3.10%, 1/17/2023	1,953,000	2,043,932
3.20%, 9/17/2029 (a)	802,000	825,611
3.35%, 10/18/2027	814,000	881,945
3.36%, 7/12/2027 (a)	1,061,000	1,151,705
3.45%, 1/11/2027	1,498,000	1,629,405
3.54%, 1/17/2028	968,000	1,048,460
3.75%, 7/19/2023	1,234,000	1,322,478
3.78%, 3/9/2026	1,508,000	1,660,715
3.94%, 10/16/2023	1,015,000	1,099,610
3.94%, 7/19/2028 (a)	923,000	1,022,509
4.31%, 10/16/2028	1,003,000	1,136,349
SunTrust Bank Series BKNT, 4.05%, 11/3/2025 (a)	879,000	982,072
SVB Financial Group:
1.80%, 2/2/2031	1,710,000	1,582,212
3.13%, 6/5/2030	1,082,000	1,125,399
3.50%, 1/29/2025	110,000	118,739
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	1,855,000	2,016,830
Synchrony Bank Series BKNT, 3.00%, 6/15/2022	1,143,000	1,173,610
Synovus Financial Corp. 3.13%, 11/1/2022	778,000	804,055
Toronto-Dominion Bank:
0.55%, 3/4/2024	4,940,000	4,933,035

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (b)	$824,000	$902,560
Series GMTN, 3.25%, 3/11/2024	1,666,000	1,792,699
Series GMTN, 3.50%, 7/19/2023	2,085,000	2,232,910
Series MTN, 0.25%, 1/6/2023 (a)	1,330,000	1,327,460
Series MTN, 0.45%, 9/11/2023	2,394,000	2,391,606
Series MTN, 0.75%, 6/12/2023	3,220,000	3,240,737
Series MTN, 0.75%, 9/11/2025 (a)	1,190,000	1,166,033
Series MTN, 0.75%, 1/6/2026	1,530,000	1,493,142
Series MTN, 1.15%, 6/12/2025 (a)	1,110,000	1,110,222
Series MTN, 1.90%, 12/1/2022 (a)	1,437,000	1,474,190
Series MTN, 2.65%, 6/12/2024	1,381,000	1,465,006
Truist Bank:
Class BKNT, 2.25%, 3/11/2030	4,341,000	4,237,033
Series BKNT, 1.25%, 3/9/2023	1,628,000	1,656,441
Series BKNT, 1.50%, 3/10/2025	1,563,000	1,588,618
Series BKNT, 2.15%, 12/6/2024	1,265,000	1,324,759
Series BKNT, 2.45%, 8/1/2022	1,248,000	1,281,659
Series BKNT, 2.75%, 5/1/2023	1,253,000	1,312,480
Series BKNT, 2.80%, 5/17/2022	985,000	1,010,462
Series BKNT, 3.00%, 2/2/2023 (a)	650,000	679,477
Series BKNT, 3.30%, 5/15/2026	1,060,000	1,147,185
Series BKNT, 3.63%, 9/16/2025	1,555,000	1,699,770
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (b)	1,222,000	1,305,756
Series BKNT, 5 year CMT + 1.15%, 2.64%, 9/17/2029 (b)	1,335,000	1,400,642
Series BNKT, 3.20%, 4/1/2024	1,641,000	1,761,023
Truist Financial Corp.:
4.00%, 5/1/2025	1,370,000	1,514,453
Series MTN, 1.13%, 8/3/2027	904,000	866,656
Security Description	Principal Amount	Value
Series MTN, 1.20%, 8/5/2025 (a)	$993,000	$991,630
Series MTN, 1.95%, 6/5/2030 (a)	845,000	818,146
Series MTN, 2.20%, 3/16/2023	1,434,000	1,482,139
Series MTN, 2.50%, 8/1/2024	2,067,000	2,177,150
Series MTN, 2.85%, 10/26/2024	1,070,000	1,143,209
Series MTN, 3.05%, 6/20/2022	2,003,000	2,064,973
Series MTN, 3.70%, 6/5/2025	1,049,000	1,150,774
Series MTN, 3.75%, 12/6/2023 (a)	874,000	946,953
Series MTN, 3.88%, 3/19/2029 (a)	888,000	987,580
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (b)	3,015,000	2,982,830
US Bancorp:
1.45%, 5/12/2025	3,863,000	3,920,056
2.40%, 7/30/2024	2,291,000	2,418,769
3.38%, 2/5/2024	1,770,000	1,907,370
Series DMTN, 3.00%, 7/30/2029	1,099,000	1,152,873
Series MTN, 1.38%, 7/22/2030	1,806,000	1,669,232
Series MTN, 2.95%, 7/15/2022	2,745,000	2,831,989
Series MTN, 3.10%, 4/27/2026	1,270,000	1,368,527
Series MTN, 3.60%, 9/11/2024	1,578,000	1,724,754
Series MTN, 3.70%, 1/30/2024	1,358,000	1,473,688
Series MTN, 3.90%, 4/26/2028 (a)	1,128,000	1,266,157
Series MTN, 3.95%, 11/17/2025	1,304,000	1,458,302
Series V, 2.38%, 7/22/2026	1,643,000	1,719,054
Series X, 3.15%, 4/27/2027	1,603,000	1,735,632
US Bank NA:
1.95%, 1/9/2023	1,085,000	1,114,447
Series BKNT, 2.05%, 1/21/2025	1,181,000	1,225,051
Series BKNT, 2.80%, 1/27/2025	1,037,000	1,103,586
Series BKNT, 2.85%, 1/23/2023 (a)	866,000	903,905
Series BKNT, 3.40%, 7/24/2023	1,875,000	2,002,069
Wachovia Corp. 7.57%, 8/1/2026 (a) (d)	744,000	948,154

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Webster Financial Corp. 4.10%, 3/25/2029	$730,000	$783,027
Wells Fargo & Co.:
3.00%, 4/22/2026	5,122,000	5,478,338
3.00%, 10/23/2026	7,819,000	8,366,017
4.13%, 8/15/2023 (a)	2,986,000	3,230,195
4.48%, 1/16/2024	1,344,000	1,480,927
SOFR + 2.00%, 2.19%, 4/30/2026 (b)	3,788,000	3,907,739
Series B, 7.95%, 11/15/2029	171,000	231,519
Series GMTN, 4.30%, 7/22/2027	3,746,000	4,235,265
Series M, 3.45%, 2/13/2023	3,438,000	3,621,349
Series MTN, 3.00%, 2/19/2025	3,476,000	3,704,547
Series MTN, 3.30%, 9/9/2024	3,046,000	3,288,705
Series MTN, 3.55%, 9/29/2025	3,619,000	3,947,207
Series MTN, 3.75%, 1/24/2024	4,067,000	4,397,606
Series MTN, 4.10%, 6/3/2026	3,427,000	3,813,394
Series MTN, 4.15%, 1/24/2029	3,034,000	3,417,862
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (b)	5,306,000	5,473,139
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (b)	4,961,000	5,180,872
Series MTN, 3 Month USD LIBOR + 1.00%, 2.57%, 2/11/2031 (b)	2,887,000	2,902,705
Series MTN, 3 Month USD LIBOR + 1.17%, 2.88%, 10/30/2030 (b)	4,411,000	4,545,977
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (b)	3,343,000	3,582,961
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	3,528,000	3,847,249
Series MTN, 3 Month USD LIBOR + 3.77%, 4.48%, 4/4/2031 (b)	2,527,000	2,904,458
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (b)	4,430,000	4,528,036
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (b)	6,662,000	6,826,485
Wells Fargo Bank NA Series BKNT, 3.55%, 8/14/2023	4,138,000	4,428,363
Security Description	Principal Amount	Value
Westpac Banking Corp.:
2.00%, 1/13/2023	$2,098,000	$2,159,220
2.35%, 2/19/2025 (a)	1,594,000	1,667,372
2.50%, 6/28/2022	1,949,000	2,001,662
2.65%, 1/16/2030 (a)	1,281,000	1,333,649
2.70%, 8/19/2026	1,185,000	1,258,897
2.75%, 1/11/2023	1,703,000	1,774,577
2.85%, 5/13/2026	4,681,000	4,995,797
3.30%, 2/26/2024	1,791,000	1,928,656
3.35%, 3/8/2027	1,257,000	1,379,092
3.40%, 1/25/2028 (a)	1,226,000	1,344,015
3.65%, 5/15/2023	1,118,000	1,193,521
5 year CMT + 2.00%, 4.11%, 7/24/2034 (b)	223,000	238,284
5 year CMT + 1.35%, 2.89%, 2/4/2030 (a) (b)	1,943,000	2,001,465
5 year CMT + 1.75%, 2.67%, 11/15/2035 (b)	1,650,000	1,569,364
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (b)	991,000	1,093,251
Wintrust Financial Corp. 4.85%, 6/6/2029	710,000	729,362
Zions Bancorp NA 3.25%, 10/29/2029	696,000	703,419
		1,606,665,582
BEVERAGES — 1.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	4,594,000	5,048,852
Anheuser-Busch InBev Finance, Inc. 3.65%, 2/1/2026	1,713,000	1,877,739
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030 (a)	2,223,000	2,407,353
4.00%, 4/13/2028	3,343,000	3,727,144
4.15%, 1/23/2025	2,671,000	2,966,760
4.75%, 1/23/2029 (a)	7,781,000	9,091,943
Beam Suntory, Inc. 3.25%, 5/15/2022	444,000	454,301
Brown-Forman Corp. 3.50%, 4/15/2025	479,000	518,647
Coca-Cola Co:
1.45%, 6/1/2027 (a)	3,035,000	3,021,191
2.95%, 3/25/2025 (a)	842,000	907,541
Coca-Cola Co.:
1.00%, 3/15/2028	1,624,000	1,542,816
1.50%, 3/5/2028	1,295,000	1,273,205
1.65%, 6/1/2030	2,664,000	2,541,749
1.75%, 9/6/2024 (a)	1,430,000	1,486,757
2.00%, 3/5/2031	1,820,000	1,780,961
2.13%, 9/6/2029	1,942,000	1,947,438
2.25%, 9/1/2026	1,932,000	2,032,561
2.55%, 6/1/2026	1,409,000	1,499,585

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 10/27/2025	$1,585,000	$1,715,414
2.90%, 5/25/2027 (a)	1,350,000	1,455,786
3.38%, 3/25/2027	1,578,000	1,745,694
3.45%, 3/25/2030	1,567,000	1,729,122
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025 (a)	726,000	793,119
Coca-Cola European Partners PLC 4.50%, 9/1/2021	225,000	226,289
Coca-Cola Femsa SAB de CV 2.75%, 1/22/2030	1,520,000	1,530,062
Constellation Brands, Inc.:
2.65%, 11/7/2022	703,000	725,587
2.88%, 5/1/2030	945,000	966,763
3.15%, 8/1/2029	1,477,000	1,547,217
3.20%, 2/15/2023	605,000	633,024
3.60%, 2/15/2028	1,171,000	1,274,739
3.70%, 12/6/2026 (a)	833,000	914,834
4.25%, 5/1/2023	1,489,000	1,597,548
4.40%, 11/15/2025	326,000	367,647
4.65%, 11/15/2028	923,000	1,062,318
4.75%, 11/15/2024	1,252,000	1,417,377
4.75%, 12/1/2025 (a)	913,000	1,047,293
Diageo Capital PLC:
1.38%, 9/29/2025	2,067,000	2,082,854
2.00%, 4/29/2030 (a)	1,287,000	1,257,463
2.63%, 4/29/2023	1,655,000	1,723,368
3.50%, 9/18/2023	891,000	954,519
3.88%, 5/18/2028 (a)	410,000	460,209
Diageo Captial PLC:
2.13%, 10/24/2024 (a)	922,000	963,047
2.38%, 10/24/2029	1,447,000	1,458,894
Diageo Investment Corp. 8.00%, 9/15/2022	194,000	215,202
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	330,000	344,302
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	990,000	990,208
2.25%, 3/15/2031	550,000	540,661
2.55%, 9/15/2026	931,000	980,706
3.13%, 12/15/2023	1,696,000	1,800,117
3.20%, 5/1/2030	794,000	839,996
3.40%, 11/15/2025	685,000	744,801
3.43%, 6/15/2027	1,395,000	1,524,777
4.06%, 5/25/2023	1,113,000	1,193,926
4.42%, 5/25/2025	1,185,000	1,329,463
4.60%, 5/25/2028	2,411,000	2,786,127
Molson Coors Brewing Co. 3.00%, 7/15/2026 (a)	2,539,000	2,701,394
PepsiCo, Inc.:
0.40%, 10/7/2023 (a)	1,140,000	1,144,058
0.75%, 5/1/2023	1,275,000	1,287,419
1.40%, 2/25/2031 (a)	26,000	24,223
1.63%, 5/1/2030	1,453,000	1,390,201
2.25%, 5/2/2022	968,000	987,912
Security Description	Principal Amount	Value
2.25%, 3/19/2025	$1,632,000	$1,714,008
2.38%, 10/6/2026	1,764,000	1,871,886
2.63%, 3/19/2027	1,171,000	1,246,974
2.63%, 7/29/2029 (a)	1,446,000	1,509,986
2.75%, 3/1/2023	1,618,000	1,694,127
2.75%, 4/30/2025	1,228,000	1,310,915
2.75%, 3/19/2030	1,875,000	1,960,838
2.85%, 2/24/2026	1,043,000	1,123,228
3.00%, 10/15/2027	1,642,000	1,780,404
3.10%, 7/17/2022 (a)	1,316,000	1,357,915
3.50%, 7/17/2025 (a)	821,000	901,606
3.60%, 3/1/2024	1,527,000	1,658,154
7.00%, 3/1/2029	1,380,000	1,873,750
		114,606,014
BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
1.90%, 2/21/2025	1,064,000	1,096,984
2.20%, 2/21/2027	2,841,000	2,909,582
2.25%, 8/19/2023	1,298,000	1,345,481
2.30%, 2/25/2031	85,000	84,023
2.45%, 2/21/2030	3,262,000	3,284,182
2.60%, 8/19/2026	4,422,000	4,648,185
2.65%, 5/11/2022	15,000	15,349
2.70%, 5/1/2022	1,619,000	1,652,934
3.13%, 5/1/2025	1,321,000	1,417,208
3.20%, 11/2/2027	1,818,000	1,965,549
3.63%, 5/22/2024	1,314,000	1,420,066
Baxalta, Inc. 4.00%, 6/23/2025	1,229,000	1,358,844
Biogen, Inc.:
2.25%, 5/1/2030	2,519,000	2,422,950
3.63%, 9/15/2022	661,000	690,871
4.05%, 9/15/2025	2,621,000	2,912,429
Gilead Sciences, Inc.:
0.75%, 9/29/2023	4,297,000	4,301,813
1.20%, 10/1/2027 (a)	1,246,000	1,193,606
1.65%, 10/1/2030 (a)	1,259,000	1,180,212
2.50%, 9/1/2023 (a)	1,319,000	1,375,084
2.95%, 3/1/2027	1,512,000	1,607,725
3.25%, 9/1/2022	1,248,000	1,291,131
3.50%, 2/1/2025 (a)	2,261,000	2,449,183
3.65%, 3/1/2026	3,651,000	4,011,901
3.70%, 4/1/2024	2,185,000	2,355,845
Illumina, Inc.:
0.55%, 3/23/2023	465,000	464,642
2.55%, 3/23/2031	550,000	545,193
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,199,000	1,109,447
Royalty Pharma PLC:
0.75%, 9/2/2023 (e)	2,128,000	2,125,276
1.20%, 9/2/2025 (e)	1,065,000	1,045,606
1.75%, 9/2/2027 (e)	1,326,000	1,295,648

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.20%, 9/2/2030 (e)	$905,000	$864,546
		54,441,495
BUILDING MATERIALS — 0.4%
Carrier Global Corp.:
2.24%, 2/15/2025	2,775,000	2,875,621
2.72%, 2/15/2030	3,645,000	3,679,227
Eagle Materials, Inc. 4.50%, 8/1/2026 (a)	1,266,000	1,302,689
Fortune Brands Home & Security, Inc.:
3.25%, 9/15/2029	866,000	905,212
4.00%, 9/21/2023	1,698,000	1,833,789
4.00%, 6/15/2025	1,056,000	1,164,039
Johnson Controls International PLC:
3.90%, 2/14/2026	145,000	160,480
3.63%, 7/2/2024 (d)	266,000	287,823
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030	1,110,000	1,041,169
Lennox International, Inc.:
1.35%, 8/1/2025	775,000	771,048
1.70%, 8/1/2027	778,000	766,797
3.00%, 11/15/2023	406,000	427,985
Martin Marietta Materials, Inc.:
3.45%, 6/1/2027	335,000	365,498
3.50%, 12/15/2027	1,081,000	1,183,954
4.25%, 7/2/2024	1,000	1,097
Series CB, 2.50%, 3/15/2030	1,029,000	1,026,047
Masco Corp.:
1.50%, 2/15/2028	1,230,000	1,183,137
2.00%, 10/1/2030	860,000	820,397
2.00%, 2/15/2031	1,330,000	1,262,476
3.50%, 11/15/2027	408,000	446,303
Owens Corning:
3.40%, 8/15/2026	631,000	683,234
3.88%, 6/1/2030	733,000	801,462
3.95%, 8/15/2029	538,000	592,919
4.20%, 12/1/2024	452,000	499,202
Vulcan Materials Co.:
3.50%, 6/1/2030	1,400,000	1,503,278
3.90%, 4/1/2027	149,000	166,542
4.50%, 4/1/2025 (a)	388,000	434,040
		26,185,465
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	1,157,000	1,174,448
1.85%, 5/15/2027	22,000	22,241
2.05%, 5/15/2030	1,084,000	1,068,054
2.75%, 2/3/2023	472,000	492,674
3.35%, 7/31/2024	1,001,000	1,082,231
Security Description	Principal Amount	Value
Albemarle Corp. 4.15%, 12/1/2024	$896,000	$986,048
Cabot Corp.:
3.70%, 7/15/2022	200,000	206,360
4.00%, 7/1/2029	708,000	746,331
Celanese US Holdings LLC:
3.50%, 5/8/2024	1,099,000	1,178,590
4.63%, 11/15/2022	1,437,000	1,524,944
Dow Chemical Co.:
2.10%, 11/15/2030 (a)	1,190,000	1,147,291
3.50%, 10/1/2024	1,264,000	1,365,032
3.63%, 5/15/2026	1,086,000	1,191,081
4.55%, 11/30/2025	1,215,000	1,376,692
4.80%, 11/30/2028	746,000	874,416
7.38%, 11/1/2029	1,250,000	1,701,437
DuPont de Nemours, Inc.:
2.17%, 5/1/2023 (a)	3,324,000	3,339,490
4.21%, 11/15/2023	3,348,000	3,634,488
4.49%, 11/15/2025	1,864,000	2,109,582
4.73%, 11/15/2028	2,262,000	2,627,449
Eastman Chemical Co.:
3.60%, 8/15/2022	1,664,000	1,722,806
3.80%, 3/15/2025	822,000	893,752
Ecolab, Inc.:
1.30%, 1/30/2031 (a)	1,178,000	1,077,034
2.38%, 8/10/2022	908,000	930,991
2.70%, 11/1/2026 (a)	1,039,000	1,105,943
3.25%, 1/14/2023	839,000	876,579
3.25%, 12/1/2027	554,000	602,492
4.80%, 3/24/2030	1,183,000	1,411,331
EI du Pont de Nemours & Co. 2.30%, 7/15/2030 (a)	488,000	486,970
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	1,227,000	1,248,816
FMC Corp.:
3.20%, 10/1/2026	764,000	822,224
3.45%, 10/1/2029	1,027,000	1,087,911
4.10%, 2/1/2024	300,000	323,967
Huntsman International LLC:
4.50%, 5/1/2029	1,228,000	1,361,066
5.13%, 11/15/2022	1,140,000	1,202,917
International Flavors & Fragrances, Inc.:
3.20%, 5/1/2023	300,000	314,217
4.45%, 9/26/2028	393,000	446,456
Linde, Inc.:
2.20%, 8/15/2022	746,000	761,979
2.65%, 2/5/2025	741,000	782,807
2.70%, 2/21/2023	736,000	763,600
3.20%, 1/30/2026	550,000	600,270
LYB International Finance B.V. 4.00%, 7/15/2023	1,338,000	1,438,845
LYB International Finance II B.V. 3.50%, 3/2/2027	732,000	794,447

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
LYB International Finance III LLC:
1.25%, 10/1/2025	$803,000	$793,573
2.25%, 10/1/2030 (a)	740,000	716,697
2.88%, 5/1/2025	1,255,000	1,326,861
3.38%, 5/1/2030 (a)	1,028,000	1,089,937
LyondellBasell Industries NV 5.75%, 4/15/2024	3,760,000	4,247,296
Mosaic Co.:
3.25%, 11/15/2022	1,094,000	1,137,115
4.05%, 11/15/2027	1,177,000	1,307,082
4.25%, 11/15/2023	654,000	706,353
NewMarket Corp.:
2.70%, 3/18/2031	2,005,000	1,955,877
4.10%, 12/15/2022	459,000	484,681
Nutrien, Ltd.:
1.90%, 5/13/2023	962,000	987,320
2.95%, 5/13/2030	928,000	959,218
3.00%, 4/1/2025	877,000	931,041
3.15%, 10/1/2022	350,000	361,070
3.38%, 3/15/2025	793,000	853,181
3.50%, 6/1/2023	626,000	659,823
3.63%, 3/15/2024	847,000	910,720
4.00%, 12/15/2026 (a)	676,000	757,323
4.20%, 4/1/2029	1,099,000	1,236,957
PPG Industries, Inc.:
1.20%, 3/15/2026	1,990,000	1,955,593
2.40%, 8/15/2024	675,000	706,941
2.55%, 6/15/2030	968,000	977,322
3.20%, 3/15/2023	388,000	406,267
3.75%, 3/15/2028	574,000	642,725
Praxair, Inc. 1.10%, 8/10/2030 (a)	965,000	877,822
Rohm & Haas Co. 7.85%, 7/15/2029	1,369,000	1,836,513
RPM International, Inc.:
3.45%, 11/15/2022	389,000	402,491
3.75%, 3/15/2027	701,000	771,668
4.55%, 3/1/2029 (a)	905,000	1,019,781
Sherwin-Williams Co.:
2.30%, 5/15/2030	877,000	864,091
2.95%, 8/15/2029	1,143,000	1,190,286
3.13%, 6/1/2024	971,000	1,035,008
3.45%, 8/1/2025	519,000	562,087
3.45%, 6/1/2027	1,899,000	2,070,176
3.95%, 1/15/2026	440,000	487,098
Westlake Chemical Corp.:
3.38%, 6/15/2030	1,175,000	1,221,001
3.60%, 8/15/2026	1,276,000	1,379,343
		88,734,637
COMMERCIAL SERVICES — 0.9%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	1,311,000	1,200,024
Security Description	Principal Amount	Value
3.38%, 9/15/2025	$970,000	$1,068,019
Block Financial LLC:
3.88%, 8/15/2030 (a)	1,184,000	1,220,017
5.25%, 10/1/2025	585,000	653,814
5.50%, 11/1/2022	720,000	755,143
Cintas Corp. No. 2:
3.25%, 6/1/2022	538,000	551,466
3.70%, 4/1/2027	1,376,000	1,527,305
Equifax, Inc.:
2.60%, 12/1/2024	1,027,000	1,085,025
2.60%, 12/15/2025	927,000	974,119
3.10%, 5/15/2030	1,191,000	1,234,078
3.30%, 12/15/2022	813,000	845,707
3.95%, 6/15/2023	1,093,000	1,170,395
Global Payments, Inc.:
1.20%, 3/1/2026	1,353,000	1,327,361
2.65%, 2/15/2025	1,120,000	1,176,627
2.90%, 5/15/2030	1,269,000	1,295,459
3.20%, 8/15/2029	1,642,000	1,729,059
3.75%, 6/1/2023	755,000	800,995
4.00%, 6/1/2023	1,016,000	1,088,238
IHS Markit, Ltd.:
3.63%, 5/1/2024	670,000	720,109
4.13%, 8/1/2023	831,000	892,411
4.25%, 5/1/2029	565,000	637,111
4.75%, 8/1/2028	826,000	952,915
Leland Stanford Junior University 1.29%, 6/1/2027	459,000	458,123
Moody's Corp.:
2.63%, 1/15/2023	1,369,000	1,419,174
3.25%, 1/15/2028	941,000	1,010,248
3.75%, 3/24/2025	370,000	404,902
4.25%, 2/1/2029	35,000	39,734
4.50%, 9/1/2022	944,000	988,793
4.88%, 2/15/2024	806,000	891,952
PayPal Holdings, Inc.:
1.35%, 6/1/2023	1,212,000	1,234,531
1.65%, 6/1/2025	1,265,000	1,289,212
2.20%, 9/26/2022	962,000	987,560
2.30%, 6/1/2030	1,376,000	1,366,299
2.40%, 10/1/2024	1,317,000	1,384,286
2.65%, 10/1/2026 (a)	1,948,000	2,061,705
2.85%, 10/1/2029	2,134,000	2,222,305
Quanta Services, Inc. 2.90%, 10/1/2030	720,000	729,842
RELX Capital, Inc.:
3.00%, 5/22/2030	1,158,000	1,202,351
3.50%, 3/16/2023	1,257,000	1,324,249
4.00%, 3/18/2029	1,240,000	1,372,457
S&P Global, Inc.:
1.25%, 8/15/2030	1,188,000	1,085,547
2.50%, 12/1/2029	750,000	767,460
2.95%, 1/22/2027	971,000	1,037,601
4.00%, 6/15/2025	1,190,000	1,320,698

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Total System Services, Inc.:
4.45%, 6/1/2028 (a)	$695,000	$793,051
4.80%, 4/1/2026	1,451,000	1,656,926
Verisk Analytics, Inc.:
4.00%, 6/15/2025	1,109,000	1,223,549
4.13%, 9/12/2022	964,000	1,011,824
4.13%, 3/15/2029	2,243,000	2,489,102
Yale University:
Series 2020, 0.87%, 4/15/2025	1,064,000	1,062,925
Series 2020, 1.48%, 4/15/2030	1,078,000	1,031,301
		56,773,104
COMPUTERS — 2.9%
Amdocs, Ltd. 2.54%, 6/15/2030 (a)	822,000	806,193
Apple, Inc.:
0.55%, 8/20/2025	1,313,000	1,289,274
0.70%, 2/8/2026 (a)	3,060,000	3,000,238
0.75%, 5/11/2023 (a)	2,669,000	2,699,133
1.13%, 5/11/2025	2,799,000	2,817,809
1.20%, 2/8/2028	3,826,000	3,684,094
1.25%, 8/20/2030	1,648,000	1,523,873
1.65%, 5/11/2030	2,198,000	2,107,310
1.65%, 2/8/2031	3,540,000	3,379,673
1.70%, 9/11/2022	1,396,000	1,427,047
1.80%, 9/11/2024	1,260,000	1,309,984
2.05%, 9/11/2026	2,813,000	2,908,726
2.10%, 9/12/2022	1,198,000	1,229,759
2.20%, 9/11/2029	2,281,000	2,304,540
2.40%, 1/13/2023	983,000	1,018,467
2.40%, 5/3/2023	6,978,000	7,284,125
2.45%, 8/4/2026	2,815,000	2,968,136
2.50%, 2/9/2025	1,657,000	1,754,050
2.75%, 1/13/2025	1,819,000	1,939,400
2.85%, 2/23/2023	1,931,000	2,017,953
2.85%, 5/11/2024	2,159,000	2,303,394
2.90%, 9/12/2027	9,184,000	9,888,321
3.00%, 2/9/2024	2,090,000	2,231,472
3.00%, 6/20/2027	468,000	507,892
3.00%, 11/13/2027	2,325,000	2,519,323
3.20%, 5/13/2025	2,678,000	2,915,190
3.20%, 5/11/2027	2,239,000	2,443,219
3.25%, 2/23/2026	4,735,000	5,177,107
3.35%, 2/9/2027	3,893,000	4,279,614
3.45%, 5/6/2024	2,921,000	3,176,266
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (e)	1,337,000	1,452,049
4.90%, 10/1/2026 (e)	2,274,000	2,585,038
5.30%, 10/1/2029 (a) (e)	1,999,000	2,337,451
5.45%, 6/15/2023 (e)	4,942,000	5,400,914
5.85%, 7/15/2025 (e)	1,231,000	1,435,481
6.02%, 6/15/2026 (e)	5,837,000	6,906,747
6.10%, 7/15/2027 (e)	1,411,000	1,696,572
Security Description	Principal Amount	Value
6.20%, 7/15/2030 (e)	$1,281,000	$1,595,101
DXC Technology Co.:
4.13%, 4/15/2025	1,783,000	1,940,671
4.25%, 4/15/2024	995,000	1,080,620
4.75%, 4/15/2027 (a)	991,000	1,108,126
Fortinet, Inc.:
1.00%, 3/15/2026	805,000	787,403
2.20%, 3/15/2031	465,000	451,171
Genpact Luxembourg Sarl:
3.38%, 12/1/2024	798,000	859,909
3.70%, 4/1/2022	840,000	862,168
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	490,000	486,575
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	1,163,000	1,182,259
1.75%, 4/1/2026 (a)	3,908,000	3,907,805
2.25%, 4/1/2023	1,214,000	1,250,432
4.40%, 10/15/2022	1,798,000	1,890,975
4.45%, 10/2/2023	1,950,000	2,119,923
4.65%, 10/1/2024	1,167,000	1,305,371
4.90%, 10/15/2025	5,115,000	5,830,486
HP, Inc.:
2.20%, 6/17/2025	1,550,000	1,601,832
3.00%, 6/17/2027	1,369,000	1,448,908
3.40%, 6/17/2030	1,301,000	1,364,476
4.05%, 9/15/2022 (a)	782,000	821,061
International Business Machines Corp.:
1.70%, 5/15/2027	1,587,000	1,585,254
1.88%, 8/1/2022	1,364,000	1,392,521
1.95%, 5/15/2030	1,179,000	1,144,892
2.85%, 5/13/2022	3,482,000	3,581,272
2.88%, 11/9/2022	1,382,000	1,438,234
3.00%, 5/15/2024	3,955,000	4,234,065
3.30%, 5/15/2026	3,789,000	4,124,251
3.30%, 1/27/2027	1,529,000	1,664,286
3.38%, 8/1/2023	1,914,000	2,046,277
3.45%, 2/19/2026 (a)	1,826,000	2,004,911
3.50%, 5/15/2029	4,328,000	4,704,709
3.63%, 2/12/2024	2,575,000	2,797,325
6.22%, 8/1/2027	1,078,000	1,362,926
6.50%, 1/15/2028	270,000	344,358
7.00%, 10/30/2025	820,000	1,031,019
Leidos, Inc.:
2.95%, 5/15/2023 (e)	751,000	785,163
3.63%, 5/15/2025 (e)	974,000	1,057,141
4.38%, 5/15/2030 (e)	1,335,000	1,482,664
NetApp, Inc.:
1.88%, 6/22/2025	1,050,000	1,073,436
2.38%, 6/22/2027	1,588,000	1,620,014
2.70%, 6/22/2030	877,000	872,440
3.30%, 9/29/2024	820,000	884,370

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Western Digital Corp. 4.75%, 2/15/2026 (a)	$260,000	$286,692
		178,139,326
CONSTRUCTION MATERIALS — 0.0% (f)
Carrier Global Corp. 2.49%, 2/15/2027	1,087,000	1,124,904
COSMETICS/PERSONAL CARE — 0.5%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	967,000	998,524
Series MTN, 1.95%, 2/1/2023	739,000	761,185
Series MTN, 2.10%, 5/1/2023	846,000	877,023
Series MTN, 3.25%, 3/15/2024 (a)	130,000	140,565
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	925,000	895,807
2.00%, 12/1/2024 (a)	803,000	839,071
2.38%, 12/1/2029	1,065,000	1,081,167
3.15%, 3/15/2027	898,000	977,302
Procter & Gamble Co.:
0.55%, 10/29/2025 (a)	1,065,000	1,047,342
1.20%, 10/29/2030 (a)	1,365,000	1,263,853
2.15%, 8/11/2022	1,646,000	1,689,142
2.45%, 11/3/2026 (a)	1,373,000	1,458,222
2.70%, 2/2/2026	47,000	50,607
2.80%, 3/25/2027	756,000	815,399
2.85%, 8/11/2027 (a)	1,211,000	1,314,540
3.00%, 3/25/2030	2,380,000	2,559,738
3.10%, 8/15/2023	1,242,000	1,324,345
Unilever Capital Corp.:
0.38%, 9/14/2023	1,477,000	1,481,091
1.38%, 9/14/2030 (a)	1,025,000	961,624
2.00%, 7/28/2026 (a)	1,091,000	1,129,709
2.13%, 9/6/2029	1,209,000	1,209,810
2.60%, 5/5/2024	1,160,000	1,228,301
2.90%, 5/5/2027 (a)	897,000	965,603
3.10%, 7/30/2025	838,000	908,685
3.13%, 3/22/2023	1,426,000	1,500,936
3.25%, 3/7/2024	579,000	623,201
3.38%, 3/22/2025	1,117,000	1,214,347
3.50%, 3/22/2028 (a)	1,069,000	1,182,549
		30,499,688
DISTRIBUTION & WHOLESALE — 0.0% (f)
WW Grainger, Inc. 1.85%, 2/15/2025	1,007,000	1,036,918
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026 (a)	$965,000	$937,536
2.88%, 8/14/2024	1,489,000	1,541,681
3.15%, 2/15/2024	743,000	774,629
3.30%, 1/23/2023	1,308,000	1,355,153
3.50%, 5/26/2022	426,000	437,336
3.50%, 1/15/2025	779,000	817,670
3.65%, 7/21/2027 (a)	901,000	942,302
3.88%, 1/23/2028 (a)	861,000	901,605
4.13%, 7/3/2023	666,000	706,386
4.45%, 10/1/2025	1,836,000	1,997,843
4.45%, 4/3/2026	1,445,000	1,568,244
4.50%, 9/15/2023	1,236,000	1,329,454
4.63%, 7/1/2022	1,089,000	1,136,154
4.63%, 10/15/2027	972,000	1,066,994
4.88%, 1/16/2024 (a)	833,000	906,096
6.50%, 7/15/2025 (a)	1,662,000	1,938,407
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	1,028,000	1,068,750
3.50%, 8/1/2025	354,000	384,009
4.25%, 2/15/2024	185,000	202,943
Air Lease Corp.:
2.25%, 1/15/2023	1,092,000	1,121,080
2.63%, 7/1/2022	1,224,000	1,250,879
2.75%, 1/15/2023	1,028,000	1,060,423
3.00%, 9/15/2023	856,000	894,691
3.13%, 12/1/2030	1,329,000	1,301,583
3.25%, 3/1/2025	674,000	708,307
3.25%, 10/1/2029	399,000	401,047
3.38%, 7/1/2025	780,000	824,257
3.63%, 4/1/2027 (a)	1,213,000	1,281,086
3.63%, 12/1/2027	993,000	1,043,663
3.88%, 7/3/2023	901,000	958,114
4.25%, 9/15/2024	794,000	868,152
4.63%, 10/1/2028	1,078,000	1,185,865
Series GMTN, 3.75%, 6/1/2026	1,144,000	1,221,849
Series MTN, 2.30%, 2/1/2025	975,000	995,377
Series MTN, 2.88%, 1/15/2026	1,915,000	1,982,006
Series MTN, 3.00%, 2/1/2030	1,265,000	1,239,346
Series MTN, 4.25%, 2/1/2024	1,241,000	1,346,026
Aircastle, Ltd.:
4.13%, 5/1/2024 (a)	1,295,000	1,368,103
4.25%, 6/15/2026	480,000	505,454
4.40%, 9/25/2023 (a)	865,000	922,142
5.00%, 4/1/2023	1,397,000	1,489,412

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Ally Financial, Inc.:
1.45%, 10/2/2023	$1,444,000	$1,465,429
3.05%, 6/5/2023	2,696,000	2,821,391
3.88%, 5/21/2024 (a)	3,489,000	3,772,830
4.63%, 3/30/2025	1,246,000	1,388,692
5.13%, 9/30/2024	1,033,000	1,165,503
5.80%, 5/1/2025 (a)	1,086,000	1,260,021
American Express Co.:
2.50%, 8/1/2022	2,950,000	3,029,355
2.50%, 7/30/2024	1,821,000	1,924,633
2.65%, 12/2/2022	1,059,000	1,099,655
2.75%, 5/20/2022	2,440,000	2,500,780
3.00%, 10/30/2024	1,482,000	1,591,727
3.13%, 5/20/2026	2,174,000	2,345,181
3.40%, 2/27/2023	1,733,000	1,825,178
3.40%, 2/22/2024	1,596,000	1,717,982
3.63%, 12/5/2024	961,000	1,048,586
3.70%, 8/3/2023	2,817,000	3,018,838
4.20%, 11/6/2025	834,000	943,212
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	2,107,000	2,308,345
Ameriprise Financial, Inc.:
2.88%, 9/15/2026 (a)	1,328,000	1,415,329
3.00%, 4/2/2025	829,000	884,186
3.70%, 10/15/2024	808,000	886,893
4.00%, 10/15/2023	1,311,000	1,426,224
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	1,220,000	1,186,206
BGC Partners, Inc.:
3.75%, 10/1/2024	400,000	419,516
5.38%, 7/24/2023	1,024,000	1,112,822
BlackRock, Inc.:
2.40%, 4/30/2030	1,614,000	1,637,532
3.20%, 3/15/2027	1,437,000	1,576,432
3.25%, 4/30/2029 (a)	1,440,000	1,559,923
3.38%, 6/1/2022	1,075,000	1,113,592
3.50%, 3/18/2024	1,159,000	1,264,840
Blackstone/GSO Secured Lending Fund 3.63%, 1/15/2026 (e)	590,000	610,190
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	898,000	982,466
Brookfield Finance, Inc.:
3.90%, 1/25/2028	1,276,000	1,403,728
4.00%, 4/1/2024	1,426,000	1,549,663
4.25%, 6/2/2026	694,000	780,604
4.35%, 4/15/2030	1,328,000	1,495,726
4.85%, 3/29/2029	480,000	555,168
Capital One Bank USA NA:
3.38%, 2/15/2023	1,830,000	1,921,482
SOFR + 0.91%, 2.28%, 1/28/2026 (b)	772,000	793,060
Security Description	Principal Amount	Value
Capital One Financial Corp.:
2.60%, 5/11/2023	$2,606,000	$2,711,804
3.20%, 1/30/2023	1,666,000	1,744,035
3.20%, 2/5/2025	971,000	1,036,892
3.30%, 10/30/2024	1,753,000	1,890,207
3.50%, 6/15/2023	1,216,000	1,293,362
3.65%, 5/11/2027	1,007,000	1,103,048
3.75%, 4/24/2024	1,305,000	1,415,873
3.75%, 7/28/2026	1,988,000	2,158,511
3.75%, 3/9/2027	2,553,000	2,803,322
3.80%, 1/31/2028 (a)	1,844,000	2,027,552
3.90%, 1/29/2024	1,609,000	1,740,809
4.20%, 10/29/2025	1,954,000	2,160,264
4.25%, 4/30/2025	1,218,000	1,351,895
Cboe Global Markets, Inc.:
1.63%, 12/15/2030 (a)	1,270,000	1,183,792
3.65%, 1/12/2027	1,393,000	1,530,614
Charles Schwab Corp.:
0.75%, 3/18/2024 (a)	1,380,000	1,387,397
0.90%, 3/11/2026	1,331,000	1,313,657
1.65%, 3/11/2031	990,000	925,690
2.00%, 3/20/2028	1,380,000	1,385,741
2.65%, 1/25/2023	1,456,000	1,514,444
3.00%, 3/10/2025	759,000	811,614
3.20%, 3/2/2027	833,000	906,745
3.20%, 1/25/2028 (a)	1,384,000	1,498,581
3.25%, 5/22/2029	836,000	900,305
3.45%, 2/13/2026	55,000	60,304
3.55%, 2/1/2024 (a)	1,005,000	1,088,194
3.85%, 5/21/2025	1,127,000	1,246,101
4.00%, 2/1/2029	1,223,000	1,381,024
4.20%, 3/24/2025	1,257,000	1,403,830
4.63%, 3/22/2030 (a)	1,002,000	1,186,077
CI Financial Corp. 3.20%, 12/17/2030	1,180,000	1,170,123
CME Group, Inc.:
3.00%, 9/15/2022	1,443,000	1,499,205
3.00%, 3/15/2025	1,134,000	1,213,845
3.75%, 6/15/2028	494,000	549,926
Discover Financial Services:
3.75%, 3/4/2025	821,000	888,897
3.85%, 11/21/2022	519,000	546,118
3.95%, 11/6/2024	928,000	1,014,861
4.10%, 2/9/2027	3,266,000	3,628,069
4.50%, 1/30/2026	910,000	1,025,807
Eaton Vance Corp.:
3.50%, 4/6/2027	899,000	975,649
3.63%, 6/15/2023	490,000	522,379
Franklin Resources, Inc.:
1.60%, 10/30/2030	1,038,000	961,240
2.80%, 9/15/2022	304,000	314,689
2.85%, 3/30/2025	701,000	744,147
GE Capital Funding LLC:
3.45%, 5/15/2025 (e)	1,810,000	1,956,664
4.05%, 5/15/2027 (e)	1,362,000	1,518,153

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 5/15/2030 (e)	$4,229,000	$4,794,840
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	3,724,000	4,035,550
Intercontinental Exchange, Inc.:
0.70%, 6/15/2023	1,279,000	1,282,978
2.10%, 6/15/2030	1,393,000	1,340,498
2.35%, 9/15/2022	1,052,000	1,079,152
3.10%, 9/15/2027	1,303,000	1,412,465
3.45%, 9/21/2023	876,000	935,375
3.75%, 12/1/2025	1,528,000	1,678,814
3.75%, 9/21/2028	1,035,000	1,141,139
4.00%, 10/15/2023	1,213,000	1,314,916
International Lease Finance Corp. 5.88%, 8/15/2022	1,171,000	1,250,218
Invesco Finance PLC:
3.13%, 11/30/2022	826,000	862,154
3.75%, 1/15/2026	687,000	755,061
4.00%, 1/30/2024	1,356,000	1,481,593
Janus Capital Group, Inc. 4.88%, 8/1/2025	290,000	327,468
Jefferies Financial Group, Inc. 5.50%, 10/18/2023	1,418,000	1,539,310
Jefferies Group LLC:
5.13%, 1/20/2023	1,451,000	1,565,513
6.45%, 6/8/2027	1,110,000	1,382,938
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	505,000	556,237
4.85%, 1/15/2027	1,400,000	1,610,924
Lazard Group LLC:
3.63%, 3/1/2027	961,000	1,036,179
3.75%, 2/13/2025	539,000	585,322
4.38%, 3/11/2029	1,311,000	1,461,634
4.50%, 9/19/2028	1,140,000	1,290,206
Legg Mason, Inc. 4.75%, 3/15/2026	628,000	722,056
Mastercard, Inc.:
1.90%, 3/15/2031 (a)	840,000	825,460
2.00%, 3/3/2025 (a)	1,236,000	1,287,306
2.95%, 11/21/2026	1,258,000	1,356,640
2.95%, 6/1/2029	1,365,000	1,463,225
3.30%, 3/26/2027	839,000	922,564
3.35%, 3/26/2030	1,741,000	1,916,336
3.38%, 4/1/2024	985,000	1,069,808
3.50%, 2/26/2028	1,002,000	1,107,260
Nasdaq, Inc.:
0.45%, 12/21/2022	1,180,000	1,180,201
1.65%, 1/15/2031	1,140,000	1,043,795
3.85%, 6/30/2026	843,000	931,211
4.25%, 6/1/2024	1,207,000	1,324,767
Nomura Holdings, Inc.:
1.85%, 7/16/2025	2,047,000	2,042,497
Security Description	Principal Amount	Value
2.65%, 1/16/2025	$2,604,000	$2,689,724
2.68%, 7/16/2030	1,211,000	1,184,709
3.10%, 1/16/2030	2,000,000	2,026,300
ORIX Corp.:
2.25%, 3/9/2031	990,000	956,716
2.90%, 7/18/2022	845,000	870,553
3.25%, 12/4/2024	889,000	959,987
3.70%, 7/18/2027 (a)	818,000	908,176
4.05%, 1/16/2024	698,000	759,633
Raymond James Financial, Inc.:
3.63%, 9/15/2026	258,000	286,215
4.65%, 4/1/2030	325,000	379,428
Stifel Financial Corp.:
4.00%, 5/15/2030	968,000	1,045,130
4.25%, 7/18/2024	693,000	767,407
Synchrony Financial:
2.85%, 7/25/2022	1,098,000	1,127,514
3.70%, 8/4/2026	1,261,000	1,355,247
3.95%, 12/1/2027	1,454,000	1,566,903
4.25%, 8/15/2024	2,740,000	2,980,079
4.38%, 3/19/2024	3,117,000	3,390,984
4.50%, 7/23/2025	1,150,000	1,273,774
5.15%, 3/19/2029	1,323,000	1,530,737
Visa, Inc.:
0.75%, 8/15/2027 (a)	1,087,000	1,044,053
1.90%, 4/15/2027	2,588,000	2,651,794
2.05%, 4/15/2030	2,113,000	2,106,492
2.15%, 9/15/2022	1,316,000	1,350,716
2.75%, 9/15/2027 (a)	1,374,000	1,468,408
2.80%, 12/14/2022	2,930,000	3,044,973
3.15%, 12/14/2025	4,838,500	5,273,820
Western Union Co.:
1.35%, 3/15/2026	1,465,000	1,429,225
2.75%, 3/15/2031	490,000	468,205
2.85%, 1/10/2025	1,894,000	1,989,628
3.60%, 3/15/2022	523,000	537,953
4.25%, 6/9/2023	784,000	839,429
		265,653,952
ELECTRIC — 5.7%
AEP Texas, Inc.:
2.40%, 10/1/2022	464,000	476,593
3.95%, 6/1/2028	862,000	953,053
Series I, 2.10%, 7/1/2030	886,000	855,220
AEP Transmission Co. LLC 3.10%, 12/1/2026	3,111,000	3,360,036
AES Corp. 1.38%, 1/15/2026 (e)	2,330,000	2,272,612
Alabama Power Co.:
Series 13-A, 3.55%, 12/1/2023	233,000	251,293
Series 17A, 2.45%, 3/30/2022	526	536
Series 20-A, 1.45%, 9/15/2030	1,342,000	1,236,935

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Ameren Corp.:
1.75%, 3/15/2028	$1,132,000	$1,095,040
2.50%, 9/15/2024	983,000	1,034,401
3.50%, 1/15/2031	375,000	398,760
3.65%, 2/15/2026	1,223,000	1,335,063
Ameren Illinois Co.:
1.55%, 11/15/2030	490,000	456,989
3.25%, 3/1/2025	176,000	188,676
3.80%, 5/15/2028	636,000	703,804
American Electric Power Co., Inc.:
2.30%, 3/1/2030	1,164,000	1,134,597
3.20%, 11/13/2027	231,000	248,699
Series F, 2.95%, 12/15/2022	1,129,000	1,168,380
Series J, 4.30%, 12/1/2028	848,000	954,602
Series M, 0.75%, 11/1/2023 (a)	220,000	220,079
Series N, 1.00%, 11/1/2025 (a)	815,000	797,909
Appalachian Power Co.:
3.40%, 6/1/2025	678,000	729,440
Series AA, 2.70%, 4/1/2031	1,730,000	1,726,125
Series X, 3.30%, 6/1/2027	416,000	447,624
Arizona Public Service Co.:
2.60%, 8/15/2029	671,000	689,795
2.95%, 9/15/2027	67,000	72,105
3.15%, 5/15/2025	465,000	497,666
Atlantic City Electric Co.:
2.30%, 3/15/2031 (a)	1,190,000	1,175,708
4.00%, 10/15/2028	829,000	923,498
Avangrid, Inc.:
3.20%, 4/15/2025	1,154,000	1,236,811
3.80%, 6/1/2029 (a)	1,012,000	1,113,443
Baltimore Gas & Electric Co.:
2.40%, 8/15/2026	392,000	409,130
3.35%, 7/1/2023	857,000	905,266
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	892,000	927,698
3.25%, 4/15/2028	1,126,000	1,217,769
3.50%, 2/1/2025	738,000	796,937
3.70%, 7/15/2030	1,426,000	1,580,208
3.75%, 11/15/2023	1,392,000	1,498,780
4.05%, 4/15/2025	1,521,000	1,684,553
Black Hills Corp.:
2.50%, 6/15/2030	905,000	889,606
3.05%, 10/15/2029	747,000	771,367
3.15%, 1/15/2027	987,000	1,049,803
3.95%, 1/15/2026	703,000	770,144
4.25%, 11/30/2023	627,000	680,464
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	581,000	592,719
Security Description	Principal Amount	Value
Series AA, 3.00%, 2/1/2027	$638,000	$684,006
Series AE, 2.35%, 4/1/2031	1,100,000	1,099,461
Series Z, 2.40%, 9/1/2026 (a)	687,000	720,443
CenterPoint Energy, Inc.:
2.50%, 9/1/2022	860,000	882,962
2.50%, 9/1/2024	1,232,000	1,291,641
4.25%, 11/1/2028	737,000	826,184
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	771,000	838,748
Cleveland Electric Illuminating Co. 5.50%, 8/15/2024 (a)	443,000	504,918
CMS Energy Corp.:
3.00%, 5/15/2026	610,000	647,509
3.45%, 8/15/2027	696,000	764,152
5 year CMT + 4.12%, 4.75%, 6/1/2050 (b)	812,000	881,150
Commonwealth Edison Co.:
2.20%, 3/1/2030	1,184,000	1,177,441
2.55%, 6/15/2026	2,905,000	3,071,166
3.70%, 8/15/2028 (a)	1,265,000	1,413,245
Series 122, 2.95%, 8/15/2027	798,000	855,919
Connecticut Light & Power Co.:
2.50%, 1/15/2023	879,000	907,866
Series A, 0.75%, 12/1/2025	690,000	676,241
Series A, 3.20%, 3/15/2027	713,000	774,789
Consolidated Edison Co. of New York, Inc.:
3.80%, 5/15/2028	671,000	740,402
Series 20A, 3.35%, 4/1/2030	1,163,000	1,248,539
Series B, 3.13%, 11/15/2027	684,000	736,292
Series D, 4.00%, 12/1/2028	959,000	1,075,279
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	1,071,000	1,069,244
Consumers Energy Co.:
0.35%, 6/1/2023	490,000	489,093
3.38%, 8/15/2023	732,000	776,579
3.80%, 11/15/2028	511,000	570,956
Delmarva Power & Light Co. 3.50%, 11/15/2023 (a)	730,000	783,151
Dominion Energy, Inc.:
3.07%, 8/15/2024 (d)	1,341,000	1,430,914
3.90%, 10/1/2025	719,000	790,922
4.25%, 6/1/2028	3,261,000	3,696,702

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (b)	$698,000	$756,339
Series A, 1.45%, 4/15/2026 (c)	270,000	268,834
Series A, 3.30%, 3/15/2025	444,000	476,487
Series B, 2.75%, 9/15/2022	758,000	777,958
Series C, 3.38%, 4/1/2030	2,124,000	2,262,676
Series D, 2.85%, 8/15/2026	321,000	340,549
DTE Electric Co.:
2.25%, 3/1/2030	898,000	897,650
3.38%, 3/1/2025	350,000	377,377
3.65%, 3/15/2024	762,000	819,379
Series A, 1.90%, 4/1/2028	1,250,000	1,248,437
Series C, 2.63%, 3/1/2031 (a)	490,000	502,799
DTE Energy Co.:
2.25%, 11/1/2022 (a)	842,000	864,439
2.85%, 10/1/2026	1,242,000	1,317,178
2.95%, 3/1/2030	957,000	980,475
3.80%, 3/15/2027	692,000	763,636
Series C, 2.53%, 10/1/2024	918,000	964,267
Series C, 3.40%, 6/15/2029	971,000	1,036,038
Series C, 3.50%, 6/1/2024	799,000	856,352
Series D, 3.70%, 8/1/2023	977,000	1,041,853
Series F, 1.05%, 6/1/2025	684,000	676,989
Series F, 3.85%, 12/1/2023	747,000	803,877
Series H, 0.55%, 11/1/2022	1,106,000	1,106,055
Duke Energy Carolinas LLC:
2.45%, 2/1/2030	929,000	935,902
2.50%, 3/15/2023	1,219,000	1,264,895
2.55%, 4/15/2031	1,125,000	1,135,136
2.95%, 12/1/2026	918,000	991,174
3.05%, 3/15/2023	247,000	259,861
3.95%, 11/15/2028	854,000	962,279
Series A, 6.00%, 12/1/2028	1,005,000	1,266,129
Duke Energy Corp.:
0.90%, 9/15/2025	1,112,000	1,089,549
2.40%, 8/15/2022	1,408,000	1,441,919
2.45%, 6/1/2030 (a)	1,179,000	1,165,406
2.65%, 9/1/2026	1,753,000	1,837,845
3.15%, 8/15/2027	1,353,000	1,444,720
3.40%, 6/15/2029	987,000	1,057,511
3.75%, 4/15/2024	1,344,000	1,449,289
3.95%, 10/15/2023	1,108,000	1,191,709
Duke Energy Florida LLC:
1.75%, 6/15/2030	1,033,000	979,449
2.50%, 12/1/2029	1,064,000	1,084,950
3.20%, 1/15/2027	823,000	889,326
Security Description	Principal Amount	Value
3.80%, 7/15/2028	$1,048,000	$1,162,662
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	361,000	371,018
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	626,000	608,967
3.65%, 2/1/2029	910,000	992,582
3.80%, 9/1/2023	741,000	791,721
Duke Energy Progress LLC:
3.25%, 8/15/2025	1,147,000	1,241,100
3.45%, 3/15/2029	1,433,000	1,559,391
3.70%, 9/1/2028	875,000	969,622
Edison International:
2.40%, 9/15/2022	764,000	779,165
2.95%, 3/15/2023	600,000	621,108
3.13%, 11/15/2022	955,000	988,138
3.55%, 11/15/2024	1,308,000	1,405,381
4.13%, 3/15/2028	972,000	1,044,929
4.95%, 4/15/2025	1,211,000	1,353,135
5.75%, 6/15/2027 (a)	1,972,000	2,303,316
Emera US Finance L.P. 3.55%, 6/15/2026	1,170,000	1,270,047
Enel Americas SA 4.00%, 10/25/2026	1,145,000	1,249,504
Enel Chile SA 4.88%, 6/12/2028	1,348,000	1,560,512
Enel Generacion Chile SA 4.25%, 4/15/2024 (a)	722,000	776,359
Entergy Arkansas LLC:
3.50%, 4/1/2026	988,000	1,081,653
3.70%, 6/1/2024	1,985,000	2,154,142
4.00%, 6/1/2028	225,000	251,240
Entergy Corp.:
0.90%, 9/15/2025	1,196,000	1,168,875
1.90%, 6/15/2028	615,000	600,609
2.80%, 6/15/2030	256,000	258,281
2.95%, 9/1/2026	1,227,000	1,307,822
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	373,000	432,106
Entergy Louisiana LLC:
0.62%, 11/17/2023	1,434,000	1,435,219
2.40%, 10/1/2026	673,000	701,165
3.12%, 9/1/2027	964,000	1,043,463
3.25%, 4/1/2028	1,026,000	1,101,288
4.05%, 9/1/2023	767,000	824,816
5.40%, 11/1/2024	565,000	653,925
Entergy Mississippi LLC 2.85%, 6/1/2028	775,000	808,108
Entergy Texas, Inc. 4.00%, 3/30/2029	527,000	584,538
Evergy Kansas Central, Inc. 3.10%, 4/1/2027	335,000	358,755
Evergy Metro, Inc. 3.15%, 3/15/2023	739,000	773,341

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Evergy, Inc.:
2.45%, 9/15/2024	$1,091,000	$1,143,226
2.90%, 9/15/2029	1,184,000	1,210,439
Eversource Energy:
2.55%, 3/15/2031	1,655,000	1,657,218
2.80%, 5/1/2023	612,000	637,092
Series H, 3.15%, 1/15/2025	721,000	769,711
Series L, 2.90%, 10/1/2024	953,000	1,015,917
Series M, 3.30%, 1/15/2028	335,000	360,604
Series N, 3.80%, 12/1/2023	560,000	605,360
Series O, 4.25%, 4/1/2029	1,238,000	1,412,149
Series Q, 0.80%, 8/15/2025	740,000	722,632
Series R, 1.65%, 8/15/2030	1,230,000	1,140,690
Exelon Corp.:
3.40%, 4/15/2026	1,588,000	1,720,328
3.95%, 6/15/2025	1,382,000	1,515,183
4.05%, 4/15/2030	1,327,000	1,475,571
Exelon Generation Co. LLC 3.25%, 6/1/2025 (a)	748,000	799,006
Florida Power & Light Co.:
2.75%, 6/1/2023	444,000	461,041
2.85%, 4/1/2025 (a)	1,583,000	1,688,871
3.13%, 12/1/2025	1,137,000	1,227,801
3.25%, 6/1/2024 (a)	742,000	794,630
Fortis, Inc. 3.06%, 10/4/2026	1,298,000	1,382,837
Georgia Power Co.:
2.85%, 5/15/2022	919,000	943,951
3.25%, 4/1/2026	399,000	430,752
3.25%, 3/30/2027	209,000	224,483
Series A, 2.10%, 7/30/2023	1,311,000	1,355,351
Series A, 2.20%, 9/15/2024	877,000	915,071
Series B, 2.65%, 9/15/2029	1,211,000	1,236,334
Gulf Power Co. Series A, 3.30%, 5/30/2027	675,000	731,106
Iberdrola International B.V. 5.81%, 3/15/2025	629,000	731,672
Indiana Michigan Power Co. 3.85%, 5/15/2028	271,000	299,501
Interstate Power & Light Co.:
2.30%, 6/1/2030	1,190,000	1,174,768
3.25%, 12/1/2024	957,000	1,034,833
3.60%, 4/1/2029	674,000	735,826
4.10%, 9/26/2028	940,000	1,058,769
IPALCO Enterprises, Inc.:
3.70%, 9/1/2024	469,000	506,712
4.25%, 5/1/2030 (e)	740,000	808,694
Security Description	Principal Amount	Value
ITC Holdings Corp.:
2.70%, 11/15/2022	$1,365,000	$1,409,294
3.25%, 6/30/2026	811,000	874,258
3.35%, 11/15/2027	739,000	800,404
3.65%, 6/15/2024	995,000	1,072,550
Kansas City Power & Light Co. 3.65%, 8/15/2025	496,000	542,822
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	719,000	777,412
MidAmerican Energy Co.:
3.10%, 5/1/2027	819,000	889,188
3.50%, 10/15/2024	822,000	893,547
3.65%, 4/15/2029	1,025,000	1,138,170
Mississippi Power Co. 3.95%, 3/30/2028	601,000	665,331
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024 (a)	570,000	566,751
1.00%, 6/15/2026	1,140,000	1,104,637
2.40%, 3/15/2030 (a)	1,085,000	1,080,248
2.70%, 2/15/2023	665,000	689,512
2.85%, 1/27/2025	880,000	932,316
2.95%, 2/7/2024	1,079,000	1,141,787
3.05%, 4/25/2027	1,078,000	1,151,002
3.40%, 2/7/2028	993,000	1,070,593
3.70%, 3/15/2029	1,279,000	1,398,855
3.90%, 11/1/2028	1,253,000	1,398,486
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (b)	688,000	710,154
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (b)	560,000	605,472
Series MTN, 1.65%, 6/15/2031	1,090,000	1,009,776
Series MTN, 2.30%, 9/15/2022	443,000	453,760
Series MTN, 3.25%, 11/1/2025	676,000	730,824
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	1,791,000	1,979,807
Series DD, 2.40%, 5/1/2030	765,000	764,250
NextEra Energy Capital Holdings, Inc.:
0.65%, 3/1/2023	2,335,000	2,342,075
1.95%, 9/1/2022	1,357,000	1,385,958
2.25%, 6/1/2030	2,334,000	2,293,902
2.75%, 5/1/2025	1,414,000	1,499,151
2.75%, 11/1/2029	909,000	932,789
2.80%, 1/15/2023	1,226,000	1,273,863
3.15%, 4/1/2024	106,000	113,052
3.25%, 4/1/2026	1,376,000	1,484,759

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 4/1/2029	$1,646,000	$1,775,441
3.55%, 5/1/2027	1,759,000	1,931,452
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (a) (b)	671,000	725,385
3 Month USD LIBOR + 3.16%, 5.65%, 5/1/2079 (b)	687,000	785,042
Northern States Power Co.:
2.25%, 4/1/2031	590,000	589,622
2.60%, 5/15/2023	530,000	548,598
NSTAR Electric Co.:
2.38%, 10/15/2022	607,000	621,914
3.20%, 5/15/2027	701,000	759,576
3.25%, 5/15/2029 (a)	671,000	721,607
3.95%, 4/1/2030	869,000	982,630
Ohio Power Co. Series Q, 1.63%, 1/15/2031	400,000	373,952
Oklahoma Gas & Electric Co.:
3.25%, 4/1/2030	882,000	941,747
3.80%, 8/15/2028 (a)	895,000	986,702
Oncor Electric Delivery Co. LLC:
2.75%, 6/1/2024 (a)	1,298,000	1,373,920
2.95%, 4/1/2025	340,000	360,665
3.70%, 11/15/2028	791,000	879,742
4.10%, 6/1/2022	450,000	464,710
5.75%, 3/15/2029	555,000	686,735
7.00%, 9/1/2022	509,000	555,146
Oncor Electric Delivery Co., LLC 0.55%, 10/1/2025 (e)	1,140,000	1,104,307
Pacific Gas & Electric Co.:
1.37%, 3/10/2023	1,980,000	1,980,376
1.75%, 6/16/2022	3,978,000	3,983,490
2.10%, 8/1/2027	1,847,000	1,808,047
2.50%, 2/1/2031	2,107,000	1,987,154
2.95%, 3/1/2026	28,000	28,877
3.15%, 1/1/2026 (a)	2,576,000	2,687,515
3.25%, 6/1/2031	1,230,000	1,224,551
3.30%, 12/1/2027	5,355,000	5,586,497
3.45%, 7/1/2025	313,000	331,458
3.75%, 7/1/2028 (a)	410,000	434,079
3.85%, 11/15/2023	990,000	1,052,756
4.25%, 8/1/2023	6,571,000	7,035,044
4.55%, 7/1/2030	4,070,000	4,416,479
PacifiCorp:
2.70%, 9/15/2030	154,000	157,597
2.95%, 6/1/2023	250,000	261,303
3.50%, 6/15/2029	725,000	789,525
PECO Energy Co.:
2.38%, 9/15/2022	371,000	379,759
3.15%, 10/15/2025	218,000	234,596
Pinnacle West Capital Corp. 1.30%, 6/15/2025	1,295,000	1,290,338
Security Description	Principal Amount	Value
Potomac Electric Power Co. 3.60%, 3/15/2024	$596,000	$640,354
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	1,095,000	1,169,591
3.40%, 6/1/2023	1,001,000	1,053,933
3.50%, 12/1/2022	1,155,000	1,202,759
3.95%, 3/15/2024	680,000	735,032
4.13%, 4/15/2030	896,000	1,009,568
4.20%, 6/15/2022	70,000	72,351
Progress Energy, Inc. 3.15%, 4/1/2022	397,000	404,551
PSEG Power LLC 3.85%, 6/1/2023	1,218,000	1,300,739
Public Service Co. of Colorado:
1.88%, 6/15/2031	1,090,000	1,043,054
2.25%, 9/15/2022	600,000	611,430
3.70%, 6/15/2028	879,000	972,359
Public Service Co. of New Hampshire 3.50%, 11/1/2023	195,000	208,724
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	690,000	680,354
Series MTN, 2.25%, 9/15/2026	816,000	852,361
Series MTN, 2.38%, 5/15/2023	457,000	474,019
Series MTN, 2.45%, 1/15/2030	830,000	840,956
Series MTN, 3.00%, 5/15/2025	498,000	530,798
Series MTN, 3.00%, 5/15/2027	175,000	187,950
Series MTN, 3.20%, 5/15/2029	28,000	30,049
Series MTN, 3.25%, 9/1/2023	494,000	525,423
Series MTN, 3.65%, 9/1/2028	1,041,000	1,152,002
Series MTN, 3.70%, 5/1/2028	635,000	702,132
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025	1,375,000	1,342,935
1.60%, 8/15/2030	1,180,000	1,087,818
2.65%, 11/15/2022	1,352,000	1,398,320
2.88%, 6/15/2024	1,201,000	1,275,138
Puget Energy, Inc.:
3.65%, 5/15/2025	1,159,000	1,249,356
4.10%, 6/15/2030	961,000	1,044,761
5.63%, 7/15/2022	766,000	804,308
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	714,000	746,730
Series NNN, 3.60%, 9/1/2023	435,000	463,719

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series VVV, 1.70%, 10/1/2030	$1,324,000	$1,245,010
Sempra Energy:
2.88%, 10/1/2022	1,210,000	1,244,158
2.90%, 2/1/2023	1,284,000	1,336,092
3.25%, 6/15/2027 (a)	1,224,000	1,313,119
3.40%, 2/1/2028	1,263,000	1,357,157
3.55%, 6/15/2024	1,565,000	1,685,161
3.75%, 11/15/2025	891,000	977,418
4.05%, 12/1/2023	556,000	599,212
Sierra Pacific Power Co. 2.60%, 5/1/2026	786,000	829,002
Southern California Edison Co.:
0.70%, 4/3/2023 (c)	530,000	529,724
1.10%, 4/1/2024 (c)	530,000	530,276
2.25%, 6/1/2030	1,335,000	1,292,467
2.85%, 8/1/2029 (a)	358,000	365,722
6.65%, 4/1/2029	697,000	845,803
Series 20C, 1.20%, 2/1/2026	923,000	910,816
Series A, 4.20%, 3/1/2029	746,000	831,216
Series B, 3.65%, 3/1/2028	979,000	1,062,587
Series C, 3.50%, 10/1/2023	1,293,000	1,374,924
Series D, 3.40%, 6/1/2023	775,000	818,136
Series E, 3.70%, 8/1/2025	634,000	692,924
Southern Co.:
2.95%, 7/1/2023	2,214,000	2,318,899
3.25%, 7/1/2026	2,521,000	2,699,235
Series 21-A, 0.60%, 2/26/2024	735,000	730,612
Series 21-B, 1.75%, 3/15/2028	1,288,000	1,250,468
Series A, 3.70%, 4/30/2030	1,327,000	1,433,651
Southern Power Co.:
0.90%, 1/15/2026	1,355,000	1,316,586
4.15%, 12/1/2025	802,000	894,727
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	823,000	866,166
Series M, 4.10%, 9/15/2028	1,375,000	1,526,924
Series N, 1.65%, 3/15/2026	1,480,000	1,484,144
Southwestern Public Service Co. 3.30%, 6/15/2024	167,000	178,568
Tampa Electric Co. 2.40%, 3/15/2031	280,000	278,653
Tucson Electric Power Co.:
1.50%, 8/1/2030	1,065,000	987,553
3.05%, 3/15/2025	157,000	168,086
Security Description	Principal Amount	Value
Union Electric Co.:
2.95%, 6/15/2027	$713,000	$764,165
2.95%, 3/15/2030	650,000	680,400
3.50%, 4/15/2024	373,000	400,975
3.50%, 3/15/2029	744,000	810,090
Virginia Electric & Power Co.:
3.45%, 9/1/2022	365,000	377,519
3.45%, 2/15/2024 (a)	235,000	252,453
Series A, 2.88%, 7/15/2029	370,000	389,577
Series A, 3.10%, 5/15/2025	535,000	571,022
Series A, 3.15%, 1/15/2026	1,210,000	1,302,468
Series A, 3.50%, 3/15/2027	83,000	91,034
Series A, 3.80%, 4/1/2028	317,000	351,179
Series B, 2.95%, 11/15/2026	714,000	763,145
Series C, 2.75%, 3/15/2023	1,321,000	1,373,021
WEC Energy Group, Inc.:
0.55%, 9/15/2023	1,000	999
0.80%, 3/15/2024	800,000	799,904
1.38%, 10/15/2027 (a)	904,000	871,953
1.80%, 10/15/2030	818,000	763,742
3.55%, 6/15/2025	485,000	525,818
Westar Energy, Inc. 2.55%, 7/1/2026	281,000	294,376
Wisconsin Electric Power Co. 2.05%, 12/15/2024	761,000	795,268
Wisconsin Power & Light Co.:
3.00%, 7/1/2029 (a)	404,000	428,709
3.05%, 10/15/2027	350,000	373,145
Xcel Energy, Inc.:
0.50%, 10/15/2023	1,225,000	1,225,257
2.60%, 12/1/2029	1,083,000	1,099,299
3.30%, 6/1/2025	827,000	887,379
3.40%, 6/1/2030	1,002,000	1,076,439
4.00%, 6/15/2028	1,304,000	1,452,969
		353,584,839
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
0.88%, 10/15/2026	939,000	911,027
1.80%, 10/15/2027	1,395,000	1,400,887
2.63%, 2/15/2023	872,000	904,212
3.15%, 6/1/2025	483,000	521,732
		3,737,858
ELECTRONICS — 1.0%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	1,081,000	1,050,192
2.30%, 3/12/2031	2,595,000	2,526,829
2.75%, 9/15/2029	1,187,000	1,215,227

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.05%, 9/22/2026	$390,000	$418,275
3.20%, 10/1/2022	356,000	368,659
3.88%, 7/15/2023	854,000	909,852
Allegion PLC 3.50%, 10/1/2029	669,000	702,918
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	156,000	165,625
3.55%, 10/1/2027	522,000	558,269
Amphenol Corp.:
2.05%, 3/1/2025 (a)	636,000	656,244
2.80%, 2/15/2030	933,000	957,389
3.20%, 4/1/2024	1,056,000	1,125,379
4.35%, 6/1/2029	601,000	683,157
Arrow Electronics, Inc.:
3.25%, 9/8/2024	646,000	691,039
3.50%, 4/1/2022	352,000	359,807
3.88%, 1/12/2028 (a)	1,363,000	1,477,996
4.00%, 4/1/2025	462,000	497,477
4.50%, 3/1/2023	1,049,000	1,113,314
Avnet, Inc.:
4.63%, 4/15/2026 (a)	1,003,000	1,108,756
4.88%, 12/1/2022	445,000	472,830
Flex, Ltd.:
3.75%, 2/1/2026	1,237,000	1,345,720
4.75%, 6/15/2025	698,000	776,825
4.88%, 6/15/2029	466,000	525,462
4.88%, 5/12/2030	1,135,000	1,288,452
5.00%, 2/15/2023	732,000	786,146
FLIR Systems, Inc. 2.50%, 8/1/2030	888,000	870,258
Fortive Corp. 3.15%, 6/15/2026 (a)	1,187,000	1,282,079
Honeywell International, Inc.:
0.48%, 8/19/2022	679,000	679,489
1.35%, 6/1/2025	1,681,000	1,705,408
1.95%, 6/1/2030	1,776,000	1,749,520
2.15%, 8/8/2022	1,291,000	1,320,887
2.30%, 8/15/2024 (a)	1,519,000	1,606,996
2.50%, 11/1/2026 (a)	1,533,000	1,628,598
2.70%, 8/15/2029	1,293,000	1,353,357
3.35%, 12/1/2023	563,000	606,216
Hubbell, Inc.:
2.30%, 3/15/2031	1,730,000	1,690,746
3.15%, 8/15/2027	552,000	593,372
3.35%, 3/1/2026	410,000	441,230
3.50%, 2/15/2028	295,000	316,332
3.63%, 11/15/2022	20,000	21,074
Jabil, Inc.:
3.00%, 1/15/2031	490,000	488,618
3.60%, 1/15/2030	774,000	812,886
3.95%, 1/12/2028 (a)	422,000	470,315
4.70%, 9/15/2022	559,000	591,349
Keysight Technologies, Inc.:
3.00%, 10/30/2029	990,000	1,028,194
4.55%, 10/30/2024	938,000	1,047,755
Security Description	Principal Amount	Value
4.60%, 4/6/2027	$1,322,000	$1,513,346
Legrand France SA 8.50%, 2/15/2025	1,073,000	1,358,203
Roper Technologies, Inc.:
0.45%, 8/15/2022	400,000	399,840
1.00%, 9/15/2025	1,193,000	1,173,626
1.40%, 9/15/2027	1,298,000	1,254,634
2.00%, 6/30/2030	1,084,000	1,035,155
2.35%, 9/15/2024	765,000	800,045
2.95%, 9/15/2029	1,062,000	1,107,135
3.13%, 11/15/2022	1,184,000	1,226,825
3.65%, 9/15/2023	863,000	924,782
3.80%, 12/15/2026	1,267,000	1,406,547
3.85%, 12/15/2025	677,000	747,361
4.20%, 9/15/2028	1,160,000	1,307,575
Trimble, Inc.:
4.15%, 6/15/2023	1,229,000	1,313,162
4.75%, 12/1/2024 (a)	445,000	498,071
4.90%, 6/15/2028	410,000	472,812
Tyco Electronics Group SA:
3.13%, 8/15/2027	658,000	706,455
3.45%, 8/1/2024	327,000	352,094
3.70%, 2/15/2026	470,000	513,738
Vontier Corp.:
1.80%, 4/1/2026 (a) (e)	1,230,000	1,223,210
2.40%, 4/1/2028 (e)	1,980,000	1,945,093
2.95%, 4/1/2031 (e)	760,000	742,246
		64,108,473
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
0.88%, 11/15/2025	1,233,000	1,205,183
2.30%, 3/1/2030	1,182,000	1,173,667
2.50%, 8/15/2024	1,184,000	1,246,338
2.90%, 7/1/2026	919,000	980,545
3.20%, 3/15/2025	822,000	882,047
3.38%, 11/15/2027	1,069,000	1,166,824
3.95%, 5/15/2028	1,296,000	1,445,507
4.75%, 5/15/2023	610,000	658,861
Waste Connections, Inc.:
2.60%, 2/1/2030	727,000	732,125
3.50%, 5/1/2029	1,632,000	1,759,557
4.25%, 12/1/2028	877,000	989,063
Waste Management, Inc.:
0.75%, 11/15/2025	940,000	920,298
1.15%, 3/15/2028	1,201,000	1,137,779
2.40%, 5/15/2023	1,333,000	1,381,908
2.90%, 9/15/2022 (a)	864,000	890,473
3.13%, 3/1/2025	984,000	1,057,259
3.15%, 11/15/2027	1,139,000	1,233,822
3.50%, 5/15/2024	636,000	687,007
		19,548,263

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
FOOD — 1.4%
Ahold Finance USA LLC 6.88%, 5/1/2029 (a)	$718,000	$962,637
Campbell Soup Co.:
2.38%, 4/24/2030 (a)	1,164,000	1,147,564
2.50%, 8/2/2022	1,201,000	1,233,871
3.30%, 3/19/2025	1,106,000	1,185,267
3.65%, 3/15/2023 (a)	1,113,000	1,178,444
3.95%, 3/15/2025	748,000	822,366
4.15%, 3/15/2028	897,000	1,008,138
Conagra Brands, Inc.:
1.38%, 11/1/2027	1,359,000	1,309,791
3.20%, 1/25/2023	696,000	724,014
4.30%, 5/1/2024	2,029,000	2,237,561
4.60%, 11/1/2025	1,120,000	1,273,070
4.85%, 11/1/2028	1,705,000	1,991,525
7.00%, 10/1/2028	293,000	379,839
Flowers Foods, Inc.:
2.40%, 3/15/2031	445,000	434,195
3.50%, 10/1/2026	434,000	470,569
4.38%, 4/1/2022	446,000	458,876
General Mills, Inc.:
2.60%, 10/12/2022	1,128,000	1,163,431
2.88%, 4/15/2030 (a)	1,234,000	1,273,871
3.20%, 2/10/2027 (a)	1,227,000	1,328,313
3.65%, 2/15/2024	777,000	841,421
3.70%, 10/17/2023	992,000	1,065,309
4.00%, 4/17/2025	4,621,000	5,099,274
4.20%, 4/17/2028	1,738,000	1,964,705
Hershey Co.:
0.90%, 6/1/2025	1,031,000	1,023,659
1.70%, 6/1/2030	993,000	948,077
2.05%, 11/15/2024	918,000	961,357
2.30%, 8/15/2026	990,000	1,039,579
2.45%, 11/15/2029	565,000	578,447
3.20%, 8/21/2025	290,000	314,076
3.38%, 5/15/2023	745,000	789,789
Hormel Foods Corp. 1.80%, 6/11/2030	1,153,000	1,108,506
Ingredion, Inc.:
2.90%, 6/1/2030	1,012,000	1,034,618
3.20%, 10/1/2026 (a)	1,228,000	1,323,133
JM Smucker Co.:
2.38%, 3/15/2030	1,009,000	995,025
3.38%, 12/15/2027 (a)	770,000	837,052
3.50%, 3/15/2025	800,000	869,392
Kellogg Co.:
2.10%, 6/1/2030 (a)	813,000	789,699
2.65%, 12/1/2023	1,058,000	1,111,704
3.25%, 4/1/2026	989,000	1,068,456
3.40%, 11/15/2027	845,000	916,893
4.30%, 5/15/2028 (a)	991,000	1,126,321
Kroger Co.:
1.70%, 1/15/2031 (a)	1,055,000	985,075
2.20%, 5/1/2030	1,242,000	1,219,458
Security Description	Principal Amount	Value
2.65%, 10/15/2026 (a)	$934,000	$987,649
2.80%, 8/1/2022	784,000	807,042
3.40%, 4/15/2022	658,000	673,746
3.50%, 2/1/2026	1,213,000	1,327,180
3.70%, 8/1/2027	957,000	1,065,533
4.00%, 2/1/2024	928,000	1,008,337
4.50%, 1/15/2029 (a)	747,000	868,552
McCormick & Co., Inc.:
0.90%, 2/15/2026	1,429,000	1,391,560
1.85%, 2/15/2031	705,000	664,131
2.50%, 4/15/2030 (a)	761,000	761,244
2.70%, 8/15/2022	985,000	1,013,673
3.15%, 8/15/2024	1,254,000	1,341,554
3.40%, 8/15/2027	1,064,000	1,154,600
Mondelez International, Inc.:
0.63%, 7/1/2022	2,781,000	2,789,148
1.50%, 5/4/2025	1,238,000	1,249,959
2.75%, 4/13/2030	1,543,000	1,576,900
3.63%, 2/13/2026	490,000	539,377
Sysco Corp.:
2.40%, 2/15/2030 (a)	1,264,000	1,254,571
2.60%, 6/12/2022	551,000	564,511
3.25%, 7/15/2027	834,000	897,726
3.30%, 7/15/2026	1,274,000	1,371,627
3.55%, 3/15/2025	1,293,000	1,400,448
3.75%, 10/1/2025	1,009,000	1,101,697
5.65%, 4/1/2025	1,201,000	1,397,303
5.95%, 4/1/2030	1,163,000	1,454,308
Tyson Foods, Inc.:
3.55%, 6/2/2027	1,611,000	1,753,122
3.90%, 9/28/2023 (a)	1,071,000	1,154,913
3.95%, 8/15/2024	1,477,000	1,615,040
4.00%, 3/1/2026	1,253,000	1,389,615
4.35%, 3/1/2029 (a)	1,127,000	1,282,504
4.50%, 6/15/2022	1,296,000	1,345,689
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	45,362
		85,842,988
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	749,000	807,759
4.50%, 8/1/2024	780,000	847,400
Domtar Corp. 4.40%, 4/1/2022	702,000	722,211
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027 (a)	1,098,000	1,252,005
Georgia-Pacific LLC:
7.75%, 11/15/2029	154,000	216,889
8.00%, 1/15/2024	801,000	962,137
International Paper Co.:
3.00%, 2/15/2027	209,000	225,620
3.80%, 1/15/2026	304,000	336,823

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Suzano Austria GmbH:
3.75%, 1/15/2031	$70,000	$72,186
5.00%, 1/15/2030	1,237,000	1,365,215
6.00%, 1/15/2029	2,072,000	2,436,361
		9,244,606
GAS — 0.6%
Atmos Energy Corp.:
0.63%, 3/9/2023	825,000	825,413
1.50%, 1/15/2031	100,000	91,526
2.63%, 9/15/2029	949,000	968,882
3.00%, 6/15/2027	646,000	689,495
CenterPoint Energy Resources Corp.:
0.70%, 3/2/2023	1,270,000	1,269,848
1.75%, 10/1/2030	145,000	133,667
3.55%, 4/1/2023	905,000	955,725
4.00%, 4/1/2028 (a)	522,000	573,641
Dominion Energy Gas Holdings LLC:
3.55%, 11/1/2023	180,000	191,725
3.60%, 12/15/2024	1,168,000	1,271,870
Eastern Energy Gas Holdings LLC:
Series A, 2.50%, 11/15/2024	773,000	813,343
Series B, 3.00%, 11/15/2029	951,000	989,953
National Fuel Gas Co.:
2.95%, 3/1/2031	770,000	742,526
3.75%, 3/1/2023	818,000	855,325
3.95%, 9/15/2027	660,000	701,679
4.75%, 9/1/2028	317,000	349,800
5.20%, 7/15/2025	150,000	168,677
5.50%, 1/15/2026	1,251,000	1,433,846
NiSource, Inc.:
0.95%, 8/15/2025	1,581,000	1,550,676
1.70%, 2/15/2031	277,000	256,170
2.95%, 9/1/2029	2,225,000	2,294,887
3.49%, 5/15/2027	1,294,000	1,405,685
3.60%, 5/1/2030	1,003,000	1,087,332
ONE Gas, Inc.:
0.85%, 3/11/2023	1,980,000	1,981,129
1.10%, 3/11/2024	1,980,000	1,981,426
2.00%, 5/15/2030	85,000	80,846
3.61%, 2/1/2024	1,320,000	1,409,839
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	1,510,000	1,494,432
3.50%, 6/1/2029	1,377,000	1,487,931
Southern California Gas Co.:
3.15%, 9/15/2024	339,000	364,950
3.20%, 6/15/2025	387,000	417,774
Series TT, 2.60%, 6/15/2026	670,000	706,093
Security Description	Principal Amount	Value
Series XX, 2.55%, 2/1/2030	$1,170,000	$1,181,407
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	425,000	442,455
3.25%, 6/15/2026	1,122,000	1,211,906
Series 20-A, 1.75%, 1/15/2031	897,000	832,443
Southwest Gas Corp.:
2.20%, 6/15/2030	865,000	843,228
3.70%, 4/1/2028	703,000	761,012
		34,818,562
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc.:
2.80%, 3/1/2031	1,140,000	1,114,293
4.63%, 6/15/2028	861,000	958,741
Snap-on, Inc. 3.25%, 3/1/2027	425,000	458,817
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (a)	1,002,000	1,005,798
3.40%, 3/1/2026	1,227,000	1,346,866
4.25%, 11/15/2028	867,000	994,171
5 year CMT + 2.66%, 4.00%, 3/15/2060 (b)	252,000	267,243
		6,145,929
HEALTH CARE PRODUCTS — 0.9%
Abbott Laboratories:
1.15%, 1/30/2028	1,807,000	1,733,835
1.40%, 6/30/2030 (a)	1,092,000	1,020,168
2.95%, 3/15/2025	1,227,000	1,314,620
3.40%, 11/30/2023	1,420,000	1,524,214
3.75%, 11/30/2026	2,151,000	2,414,110
3.88%, 9/15/2025	791,000	877,243
Baxter International, Inc.:
2.60%, 8/15/2026	1,026,000	1,090,587
3.95%, 4/1/2030 (a) (e)	846,000	951,919
Boston Scientific Corp.:
1.90%, 6/1/2025	1,158,000	1,188,780
2.65%, 6/1/2030	1,341,000	1,351,648
3.45%, 3/1/2024	749,000	804,111
3.75%, 3/1/2026	340,000	375,897
3.85%, 5/15/2025	1,229,000	1,354,567
4.00%, 3/1/2028 (a)	223,000	250,710
4.00%, 3/1/2029	1,453,000	1,614,225
Danaher Corp. 3.35%, 9/15/2025 (a)	696,000	758,452
Dentsply Sirona, Inc. 3.25%, 6/1/2030	1,156,000	1,207,592
DH Europe Finance II Sarl:
2.05%, 11/15/2022	1,919,000	1,966,937
2.20%, 11/15/2024	1,356,000	1,414,023
2.60%, 11/15/2029	1,125,000	1,149,570

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Edwards Lifesciences Corp. 4.30%, 6/15/2028	$1,219,000	$1,374,483
Medtronic, Inc. 3.50%, 3/15/2025	2,700,000	2,961,090
PerkinElmer, Inc.:
2.55%, 3/15/2031	2,175,000	2,154,642
3.30%, 9/15/2029	1,292,000	1,366,691
Smith & Nephew PLC 2.03%, 10/14/2030 (a)	1,241,000	1,167,620
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031 (c)	560,000	555,430
Stryker Corp.:
0.60%, 12/1/2023	615,000	615,258
1.15%, 6/15/2025	1,221,000	1,216,678
1.95%, 6/15/2030	1,095,000	1,058,318
3.38%, 5/15/2024	1,306,000	1,408,077
3.38%, 11/1/2025	978,000	1,063,536
3.50%, 3/15/2026	1,175,000	1,286,648
3.65%, 3/7/2028 (a)	741,000	819,101
Thermo Fisher Scientific, Inc.:
2.60%, 10/1/2029	789,000	809,774
2.95%, 9/19/2026	1,464,000	1,565,543
3.20%, 8/15/2027	1,083,000	1,169,987
3.65%, 12/15/2025	730,000	800,963
4.13%, 3/25/2025	1,388,000	1,541,777
4.50%, 3/25/2030	1,439,000	1,679,371
Zimmer Biomet Holdings, Inc.:
3.05%, 1/15/2026	1,122,000	1,200,820
3.55%, 4/1/2025	2,539,000	2,751,895
3.55%, 3/20/2030	1,222,000	1,308,053
3.70%, 3/19/2023	1,208,000	1,278,112
		55,517,075
HEALTH CARE SERVICES — 1.7%
Adventist Health System 2.95%, 3/1/2029	672,000	699,895
Advocate Health & Hospitals Corp.:
3.83%, 8/15/2028	350,000	389,326
Series 2020, 2.21%, 6/15/2030	555,000	548,473
Aetna, Inc.:
2.75%, 11/15/2022	1,204,000	1,240,084
2.80%, 6/15/2023	1,759,000	1,835,165
3.50%, 11/15/2024	1,566,000	1,692,141
Anthem, Inc.:
0.45%, 3/15/2023 (a)	2,070,000	2,072,029
1.50%, 3/15/2026	2,570,000	2,572,955
2.25%, 5/15/2030	1,321,000	1,296,469
2.38%, 1/15/2025	1,555,000	1,625,130
2.55%, 3/15/2031	1,980,000	1,981,960
2.88%, 9/15/2029	1,332,000	1,381,897
2.95%, 12/1/2022	1,249,000	1,298,186
3.30%, 1/15/2023	891,000	935,737
Security Description	Principal Amount	Value
3.35%, 12/1/2024	$1,217,000	$1,316,806
3.50%, 8/15/2024	998,000	1,078,848
3.65%, 12/1/2027	3,822,000	4,215,628
4.10%, 3/1/2028	1,637,000	1,841,019
Ascension Health Series B, 2.53%, 11/15/2029	888,000	911,248
Banner Health 2.34%, 1/1/2030	882,000	884,787
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	105,000	99,819
Bon Secours Mercy Health, Inc. 3.46%, 6/1/2030	1,045,000	1,128,422
CHRISTUS Health Series C, 4.34%, 7/1/2028	490,000	555,150
CommonSpirit Health:
1.55%, 10/1/2025	858,000	862,470
2.76%, 10/1/2024	1,201,000	1,273,504
2.78%, 10/1/2030	875,000	889,613
2.95%, 11/1/2022	358,000	371,017
3.35%, 10/1/2029	1,327,000	1,417,249
Dignity Health 3.13%, 11/1/2022	488,000	503,933
HCA, Inc.:
4.13%, 6/15/2029	2,176,000	2,410,551
4.50%, 2/15/2027	1,389,000	1,558,639
4.75%, 5/1/2023	2,238,000	2,415,160
5.00%, 3/15/2024	2,405,000	2,678,905
5.25%, 4/15/2025	1,794,000	2,050,793
5.25%, 6/15/2026	1,628,000	1,872,412
Humana, Inc.:
2.90%, 12/15/2022	1,223,000	1,267,554
3.13%, 8/15/2029	843,000	879,645
3.15%, 12/1/2022	1,343,000	1,392,731
3.85%, 10/1/2024	893,000	975,326
3.95%, 3/15/2027	697,000	777,197
4.88%, 4/1/2030	1,344,000	1,580,208
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	828,000	903,787
3.50%, 4/1/2022	484,000	498,544
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	634,000	662,429
2.95%, 12/1/2029 (a)	711,000	732,913
3.25%, 9/1/2024 (a)	1,506,000	1,613,046
3.60%, 2/1/2025	851,000	920,518
3.60%, 9/1/2027	626,000	685,752
3.75%, 8/23/2022	968,000	1,002,558
4.00%, 11/1/2023	242,000	260,281
Mercy Health Series 2018, 4.30%, 7/1/2028 (a)	610,000	705,611

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	$1,005,000	$1,004,005
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	1,113,000	1,136,562
Series H, 2.75%, 10/1/2026	465,000	495,323
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	870,000	899,850
3.45%, 6/1/2026	976,000	1,062,854
3.50%, 3/30/2025	803,000	870,532
4.20%, 6/30/2029	834,000	947,599
4.25%, 4/1/2024	735,000	806,479
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	100,000	111,472
SSM Health Care Corp.:
Series 2018, 3.69%, 6/1/2023	1,146,000	1,215,046
Series A, 3.82%, 6/1/2027	506,000	568,850
Stanford Health Care Series 2020, 3.31%, 8/15/2030	590,000	638,705
Sutter Health:
Series 2018, 3.70%, 8/15/2028	278,000	305,019
Series 20A, 1.32%, 8/15/2025	740,000	736,951
Series 20A, 2.29%, 8/15/2030	937,000	922,252
Toledo Hospital Series B, 5.33%, 11/15/2028 (a)	1,106,000	1,276,412
UnitedHealth Group, Inc.:
1.25%, 1/15/2026	1,140,000	1,141,037
2.00%, 5/15/2030 (a)	1,665,000	1,637,794
2.38%, 10/15/2022 (a)	1,197,000	1,235,376
2.38%, 8/15/2024	1,008,000	1,062,130
2.75%, 2/15/2023	958,000	994,529
2.88%, 3/15/2023	1,040,000	1,090,544
2.88%, 8/15/2029	1,373,000	1,453,842
2.95%, 10/15/2027	1,294,000	1,392,189
3.10%, 3/15/2026	1,197,000	1,300,540
3.35%, 7/15/2022	774,000	804,194
3.38%, 4/15/2027	887,000	974,964
3.45%, 1/15/2027	870,000	964,604
3.50%, 6/15/2023	816,000	870,574
3.50%, 2/15/2024	1,229,000	1,330,995
3.70%, 12/15/2025	1,207,000	1,341,315
3.75%, 7/15/2025	2,713,000	3,005,299
3.85%, 6/15/2028	1,472,000	1,653,601
3.88%, 12/15/2028 (a)	778,000	876,767
Security Description	Principal Amount	Value
Universal Health Services, Inc. 2.65%, 10/15/2030 (e)	$1,321,000	$1,276,324
		102,168,049
HOME BUILDERS — 0.3%
D.R.Horton, Inc. 1.40%, 10/15/2027 (a)	997,000	969,443
DR Horton, Inc.:
2.50%, 10/15/2024	922,000	969,870
2.60%, 10/15/2025	923,000	970,424
4.38%, 9/15/2022	929,000	970,155
4.75%, 2/15/2023	404,000	430,422
5.75%, 8/15/2023	538,000	594,452
Lennar Corp.:
4.50%, 4/30/2024	1,071,000	1,168,643
4.75%, 11/15/2022 (a)	385,000	405,216
4.75%, 5/30/2025	1,308,000	1,460,853
4.75%, 11/29/2027 (a)	994,000	1,141,748
4.88%, 12/15/2023	1,230,000	1,343,652
5.00%, 6/15/2027	26,000	29,896
5.25%, 6/1/2026	830,000	953,554
5.88%, 11/15/2024	892,000	1,015,524
NVR, Inc.:
3.00%, 5/15/2030	1,369,000	1,403,198
3.95%, 9/15/2022	1,033,000	1,072,832
PulteGroup, Inc.:
5.00%, 1/15/2027 (a)	1,195,000	1,377,453
5.50%, 3/1/2026	1,358,000	1,582,722
		17,860,057
HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	508,000	558,622
Leggett & Platt, Inc.:
3.40%, 8/15/2022	671,000	690,043
3.50%, 11/15/2027	594,000	635,010
3.80%, 11/15/2024	357,000	384,957
4.40%, 3/15/2029 (a)	843,000	941,403
Whirlpool Corp.:
3.70%, 5/1/2025	522,000	569,836
4.00%, 3/1/2024	744,000	811,369
4.70%, 6/1/2022	1,034,000	1,082,102
4.75%, 2/26/2029 (a)	978,000	1,134,588
		6,807,930
HOUSEHOLD PRODUCTS — 0.0% (f)
Estee Lauder Cos., Inc 2.60%, 4/15/2030	1,096,000	1,128,474
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp.:
2.65%, 4/30/2030	969,000	974,000
4.88%, 12/6/2028	1,080,000	1,259,366

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Church & Dwight Co., Inc.:
2.45%, 8/1/2022	$815,000	$835,538
2.88%, 10/1/2022	178,000	184,387
3.15%, 8/1/2027	637,000	691,521
Clorox Co.:
1.80%, 5/15/2030	1,082,000	1,035,961
3.05%, 9/15/2022	698,000	720,064
3.10%, 10/1/2027	700,000	758,576
3.90%, 5/15/2028	775,000	868,876
Kimberly-Clark Corp.:
1.05%, 9/15/2027 (a)	993,000	963,835
2.40%, 6/1/2023	200,000	208,618
2.75%, 2/15/2026	857,000	919,578
3.05%, 8/15/2025	340,000	366,908
3.10%, 3/26/2030 (a)	1,163,000	1,253,202
3.20%, 4/25/2029	923,000	998,169
3.95%, 11/1/2028 (a)	826,000	939,484
		12,978,083
INSURANCE — 2.8%
ACE Capital Trust II 9.70%, 4/1/2030	390,000	592,644
Aflac, Inc.:
1.13%, 3/15/2026	970,000	961,900
2.88%, 10/15/2026	62,000	66,351
3.25%, 3/17/2025	886,000	955,400
3.60%, 4/1/2030	1,012,000	1,105,934
3.63%, 6/15/2023	2,722,000	2,916,215
3.63%, 11/15/2024	1,251,000	1,377,038
Alleghany Corp.:
3.63%, 5/15/2030	923,000	995,234
4.95%, 6/27/2022	1,028,000	1,081,929
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025	231,000	247,747
Allstate Corp.:
0.75%, 12/15/2025	1,255,000	1,234,117
1.45%, 12/15/2030	1,077,000	990,786
3.15%, 6/15/2023	1,365,000	1,446,368
3.28%, 12/15/2026 (a)	841,000	924,595
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (b)	350,000	373,208
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	1,166,000	1,298,481
American Financial Group, Inc.:
3.50%, 8/15/2026	751,000	813,190
5.25%, 4/2/2030	600,000	713,478
American International Group, Inc.:
2.50%, 6/30/2025	1,885,000	1,972,652
3.40%, 6/30/2030	1,755,000	1,867,180
3.75%, 7/10/2025	1,585,000	1,737,493
3.90%, 4/1/2026	2,309,000	2,548,790
Security Description	Principal Amount	Value
4.13%, 2/15/2024	$1,307,000	$1,431,152
4.20%, 4/1/2028	1,458,000	1,639,142
4.25%, 3/15/2029	1,611,000	1,814,067
4.88%, 6/1/2022	2,478,000	2,601,801
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (b)	2,000	2,232
Aon Corp.:
2.20%, 11/15/2022	762,000	783,222
2.80%, 5/15/2030	1,844,000	1,885,029
3.75%, 5/2/2029	308,000	338,985
4.50%, 12/15/2028	495,000	567,691
8.21%, 1/1/2027	450,000	589,383
Aon PLC:
3.50%, 6/14/2024	1,057,000	1,137,332
3.88%, 12/15/2025	766,000	846,913
4.00%, 11/27/2023	936,000	1,011,479
Arch Capital Finance LLC 4.01%, 12/15/2026	876,000	988,759
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	350,000	380,926
Assurant, Inc.:
3.70%, 2/22/2030	490,000	521,693
4.00%, 3/15/2023	420,000	446,779
4.20%, 9/27/2023	1,921,000	2,077,389
4.90%, 3/27/2028 (a)	1,204,000	1,374,137
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (a)	387,000	434,938
Athene Holding, Ltd.:
3.50%, 1/15/2031	18,000	18,485
4.13%, 1/12/2028	1,460,000	1,588,071
6.15%, 4/3/2030	1,060,000	1,294,461
AXA Equitable Holdings, Inc. 7.00%, 4/1/2028	265,000	338,567
AXA SA 8.60%, 12/15/2030	1,325,000	2,026,508
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	658,000	708,956
5 year CMT + 3.19%, 4.90%, 1/15/2040 (b)	400,000	410,276
AXIS Specialty Finance PLC 4.00%, 12/6/2027	653,000	728,689
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	1,010,000	946,016
1.85%, 3/12/2030 (a)	1,188,000	1,158,692
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023 (a)	2,655,000	2,771,740
3.00%, 2/11/2023	1,379,000	1,445,744
3.13%, 3/15/2026	3,061,000	3,331,041
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (a)	931,000	984,216
5.63%, 5/15/2030	961,000	1,124,985

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Brown & Brown, Inc.:
4.20%, 9/15/2024	$727,000	$799,656
4.50%, 3/15/2029	743,000	830,540
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	939,000	858,565
2.70%, 3/13/2023	694,000	724,335
2.88%, 11/3/2022	2,018,000	2,087,661
3.15%, 3/15/2025	1,315,000	1,418,149
3.35%, 5/15/2024	762,000	821,139
3.35%, 5/3/2026	2,109,000	2,297,798
Cincinnati Financial Corp. 6.92%, 5/15/2028	543,000	692,515
CNA Financial Corp.:
2.05%, 8/15/2030	869,000	824,672
3.45%, 8/15/2027	903,000	985,543
3.90%, 5/1/2029	880,000	972,074
3.95%, 5/15/2024	846,000	918,967
4.50%, 3/1/2026	823,000	931,159
CNO Financial Group, Inc.:
5.25%, 5/30/2025	989,000	1,122,802
5.25%, 5/30/2029	1,063,000	1,229,742
Enstar Group, Ltd. 4.95%, 6/1/2029	810,000	908,917
Equitable Holdings, Inc.:
3.90%, 4/20/2023	1,416,000	1,505,647
4.35%, 4/20/2028	1,581,000	1,767,542
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031 (e)	1,410,000	1,404,755
4.63%, 4/29/2030	1,225,000	1,336,291
4.85%, 4/17/2028	1,209,000	1,345,617
Fidelity National Financial, Inc.:
3.40%, 6/15/2030	1,101,000	1,153,055
4.50%, 8/15/2028	695,000	781,249
5.50%, 9/1/2022	1,229,000	1,312,093
First American Financial Corp. 4.00%, 5/15/2030	854,000	922,030
Globe Life, Inc.:
2.15%, 8/15/2030	1,045,000	1,002,270
3.80%, 9/15/2022	138,000	144,356
4.55%, 9/15/2028	750,000	863,572
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	623,000	704,364
Hartford Financial Services Group, Inc. 2.80%, 8/19/2029 (a)	688,000	713,270
Kemper Corp.:
2.40%, 9/30/2030 (a)	1,120,000	1,072,512
4.35%, 2/15/2025	442,000	482,054
Lincoln National Corp.:
3.05%, 1/15/2030	848,000	881,479
3.35%, 3/9/2025 (a)	539,000	583,554
3.40%, 1/15/2031 (a)	721,000	768,420
3.63%, 12/12/2026	489,000	538,751
Security Description	Principal Amount	Value
3.80%, 3/1/2028 (a)	$1,232,000	$1,363,048
4.00%, 9/1/2023	863,000	933,490
Loews Corp.:
2.63%, 5/15/2023	971,000	1,008,772
3.20%, 5/15/2030	831,000	881,084
3.75%, 4/1/2026	869,000	958,307
Manulife Financial Corp.:
2.48%, 5/19/2027	872,000	905,258
4.15%, 3/4/2026	1,421,000	1,598,824
5 Year US ISDA + 1.65%, 4.06%, 2/24/2032 (b)	678,000	746,214
Markel Corp.:
3.35%, 9/17/2029	715,000	759,530
3.50%, 11/1/2027 (a)	599,000	654,012
4.90%, 7/1/2022	215,000	226,322
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030 (a)	219,000	215,211
3.30%, 3/14/2023	844,000	887,154
3.50%, 6/3/2024	1,170,000	1,261,833
3.50%, 3/10/2025	800,000	870,360
3.75%, 3/14/2026	1,345,000	1,485,768
3.88%, 3/15/2024	1,292,000	1,415,528
4.38%, 3/15/2029	1,966,000	2,256,064
Mercury General Corp. 4.40%, 3/15/2027	504,000	567,827
MetLife, Inc.:
3.00%, 3/1/2025	1,153,000	1,237,238
3.60%, 4/10/2024 (a)	2,032,000	2,209,515
3.60%, 11/13/2025	672,000	739,993
4.55%, 3/23/2030	995,000	1,161,583
3.05%, 12/15/2022	941,000	982,856
Series D, 4.37%, 9/15/2023	1,144,000	1,250,312
Old Republic International Corp.:
3.88%, 8/26/2026	1,040,000	1,156,303
4.88%, 10/1/2024	624,000	702,493
PartnerRe Finance B LLC 3.70%, 7/2/2029	988,000	1,079,094
Primerica, Inc. 4.75%, 7/15/2022	481,000	505,771
Principal Financial Group, Inc.:
2.13%, 6/15/2030	1,144,000	1,102,519
3.10%, 11/15/2026	612,000	659,663
3.13%, 5/15/2023	388,000	409,441
3.30%, 9/15/2022	849,000	883,461
3.40%, 5/15/2025	959,000	1,036,410
3.70%, 5/15/2029	723,000	794,107
Progressive Corp.:
2.45%, 1/15/2027	622,000	655,308
3.20%, 3/26/2030	1,080,000	1,164,186
4.00%, 3/1/2029	817,000	926,707
6.63%, 3/1/2029	45,000	58,437

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Prudential Financial, Inc.:
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (a) (b)	$676,000	$720,150
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (a) (b)	1,096,000	1,253,813
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (a) (b)	576,000	613,688
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (b)	682,000	730,272
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (a) (b)	752,000	794,601
5 year CMT + 3.04%, 3.70%, 10/1/2050 (a) (b)	2,960,000	2,984,390
Series MTN, 1.50%, 3/10/2026	1,638,000	1,654,446
Series MTN, 2.10%, 3/10/2030 (a)	1,110,000	1,101,142
Series MTN, 3.50%, 5/15/2024	1,320,000	1,438,246
Series MTN, 3.88%, 3/27/2028 (a)	966,000	1,090,894
Prudential PLC 3.13%, 4/14/2030	1,352,000	1,425,968
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	1,146,000	1,188,436
3.90%, 5/15/2029	770,000	843,843
3.95%, 9/15/2026	713,000	794,753
Series MTN, 4.70%, 9/15/2023	266,000	291,802
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027	331,000	357,927
3.70%, 4/1/2025	50,000	54,074
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	684,000	739,418
Sompo International Holdings, Ltd. 4.70%, 10/15/2022	51,000	54,094
Swiss Re America Holding Corp. 7.00%, 2/15/2026	329,000	410,503
Trinity Acquisition PLC 4.40%, 3/15/2026	712,000	800,644
Unum Group:
4.00%, 3/15/2024	785,000	853,162
4.00%, 6/15/2029 (a)	628,000	680,702
4.50%, 3/15/2025 (a)	965,000	1,078,021
Voya Financial, Inc.:
3.13%, 7/15/2024	1,157,000	1,243,011
3.65%, 6/15/2026	1,368,000	1,516,250
Willis North America, Inc.:
2.95%, 9/15/2029	1,148,000	1,191,521
Security Description	Principal Amount	Value
3.60%, 5/15/2024	$954,000	$1,028,908
4.50%, 9/15/2028	1,203,000	1,368,665
XLIT, Ltd. 4.45%, 3/31/2025	889,000	991,128
		170,681,816
INTERNET — 1.5%
Alibaba Group Holding, Ltd.:
2.13%, 2/9/2031 (a)	1,805,000	1,714,858
2.80%, 6/6/2023	849,000	885,303
3.40%, 12/6/2027	2,975,000	3,190,063
3.60%, 11/28/2024	3,578,000	3,884,169
Alphabet, Inc.:
0.45%, 8/15/2025 (a)	1,346,000	1,318,770
0.80%, 8/15/2027 (a)	1,047,000	1,004,230
1.10%, 8/15/2030 (a)	2,930,000	2,695,453
2.00%, 8/15/2026	2,503,000	2,604,922
3.38%, 2/25/2024	1,303,000	1,411,605
Amazon.com, Inc.:
0.40%, 6/3/2023	1,372,000	1,376,116
0.80%, 6/3/2025	1,564,000	1,558,026
1.20%, 6/3/2027 (a)	1,722,000	1,686,096
1.50%, 6/3/2030	2,590,000	2,466,302
2.40%, 2/22/2023	1,448,000	1,502,966
2.50%, 11/29/2022	1,448,000	1,493,684
2.80%, 8/22/2024	2,715,000	2,908,471
3.15%, 8/22/2027	5,121,000	5,598,277
3.80%, 12/5/2024	1,427,000	1,580,388
5.20%, 12/3/2025	789,000	928,456
Baidu, Inc.:
1.72%, 4/9/2026	990,000	986,634
2.38%, 10/9/2030 (a)	825,000	797,197
2.88%, 7/6/2022	690,000	706,857
3.08%, 4/7/2025	925,000	975,366
3.43%, 4/7/2030	740,000	774,573
3.50%, 11/28/2022	698,000	726,925
3.63%, 7/6/2027 (a)	672,000	731,976
3.88%, 9/29/2023	1,227,000	1,311,332
4.13%, 6/30/2025	935,000	1,023,956
4.38%, 5/14/2024	1,166,000	1,280,431
4.38%, 3/29/2028 (a)	675,000	748,001
4.88%, 11/14/2028	1,012,000	1,165,105
Booking Holdings, Inc.:
2.75%, 3/15/2023	803,000	837,144
3.55%, 3/15/2028	919,000	1,002,877
3.60%, 6/1/2026	955,000	1,044,378
3.65%, 3/15/2025	1,061,000	1,155,875
4.10%, 4/13/2025	3,632,000	4,053,312
4.50%, 4/13/2027	1,297,000	1,506,440
4.63%, 4/13/2030	1,948,000	2,264,297
E*TRADE Financial Corp.:
2.95%, 8/24/2022	1,120,000	1,156,277
3.80%, 8/24/2027	1,155,000	1,278,504
4.50%, 6/20/2028	1,296,000	1,472,217
eBay, Inc.:
1.90%, 3/11/2025	1,211,000	1,242,765

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.70%, 3/11/2030	$1,253,000	$1,266,708
2.75%, 1/30/2023	1,286,000	1,338,675
3.45%, 8/1/2024	1,171,000	1,261,893
3.60%, 6/5/2027	1,449,000	1,580,555
Expedia Group, Inc.:
2.95%, 3/15/2031 (e)	390,000	384,384
3.25%, 2/15/2030	4,312,000	4,363,572
3.60%, 12/15/2023 (e)	1,213,000	1,288,024
3.80%, 2/15/2028	1,259,000	1,330,071
4.50%, 8/15/2024 (a)	1,336,000	1,458,658
4.63%, 8/1/2027 (e)	988,000	1,098,281
5.00%, 2/15/2026	1,225,000	1,380,906
JD.com, Inc.:
3.38%, 1/14/2030 (a)	1,067,000	1,095,862
3.88%, 4/29/2026	642,000	696,101
TD Ameritrade Holding Corp.:
2.75%, 10/1/2029 (a)	1,215,000	1,261,571
3.30%, 4/1/2027	1,253,000	1,361,623
3.63%, 4/1/2025	1,116,000	1,217,244
3.75%, 4/1/2024	652,000	709,063
Tencent Music Entertainment Group:
1.38%, 9/3/2025 (a)	440,000	431,490
2.00%, 9/3/2030 (a)	795,000	739,779
Weibo Corp.:
3.38%, 7/8/2030	170,000	168,410
3.50%, 7/5/2024	1,471,000	1,548,242
		94,031,706
INVESTMENT COMPANY SECURITY — 0.6%
Ares Capital Corp.:
2.15%, 7/15/2026	1,940,000	1,887,426
3.25%, 7/15/2025	1,180,000	1,217,854
3.50%, 2/10/2023	1,281,000	1,335,327
3.88%, 1/15/2026	1,572,000	1,657,800
4.20%, 6/10/2024	1,262,000	1,362,304
4.25%, 3/1/2025	1,319,000	1,415,234
Bain Capital Specialty Finance, Inc. 2.95%, 3/10/2026	1,980,000	1,960,061
Blackstone Secured Lending Fund 3.65%, 7/14/2023 (e)	725,000	756,538
Blackstone/GSO Secured Lending Fund 2.75%, 9/16/2026 (e)	2,370,000	2,354,358
Business Development Corp. of America 3.25%, 3/30/2026 (e)	490,000	483,723
FS KKR Capital Corp.:
3.40%, 1/15/2026	1,516,000	1,503,705
4.13%, 2/1/2025	854,000	878,903
4.63%, 7/15/2024	718,000	763,076
Goldman Sachs BDC, Inc.:
2.88%, 1/15/2026	1,366,000	1,382,611
Security Description	Principal Amount	Value
3.75%, 2/10/2025	$989,000	$1,043,899
Golub Capital BDC, Inc.:
2.50%, 8/24/2026	1,310,000	1,282,084
3.38%, 4/15/2024	802,000	829,444
Main Street Capital Corp.:
3.00%, 7/14/2026	1,285,000	1,276,133
5.20%, 5/1/2024	1,087,000	1,170,797
Oaktree Specialty Lending Corp. 3.50%, 2/25/2025 (a)	795,000	816,966
Owl Rock Capital Corp.:
3.40%, 7/15/2026	1,391,000	1,409,542
3.75%, 7/22/2025	982,000	1,020,141
4.00%, 3/30/2025	721,000	758,442
4.25%, 1/15/2026	1,365,000	1,432,008
5.25%, 4/15/2024 (a)	663,000	722,571
Prospect Capital Corp. 3.71%, 1/22/2026	1,283,000	1,266,308
Sixth Street Specialty Lending, Inc.:
2.50%, 8/1/2026 (a)	1,215,000	1,204,187
3.88%, 11/1/2024	639,000	669,678
		33,861,120
IRON/STEEL — 0.2%
Nucor Corp.:
2.00%, 6/1/2025	1,300,000	1,337,323
2.70%, 6/1/2030	55,000	56,207
3.95%, 5/1/2028	542,000	605,533
Reliance Steel & Aluminum Co.:
2.15%, 8/15/2030	822,000	789,893
4.50%, 4/15/2023	765,000	815,873
Steel Dynamics, Inc.:
1.65%, 10/15/2027	615,000	602,952
2.40%, 6/15/2025	1,093,000	1,140,185
3.45%, 4/15/2030	315,000	337,012
5.00%, 12/15/2026	1,085,000	1,140,953
Vale Overseas, Ltd.:
3.75%, 7/8/2030	3,790,000	3,967,183
6.25%, 8/10/2026	2,235,000	2,653,548
		13,446,662
LEISURE TIME — 0.0% (f)
Harley-Davidson, Inc. 3.50%, 7/28/2025 (a)	887,000	944,105
LODGING — 0.5%
Choice Hotels International, Inc. 3.70%, 12/1/2029	829,000	870,516
Hyatt Hotels Corp.:
3.38%, 7/15/2023	293,000	306,340
4.38%, 9/15/2028 (a)	516,000	554,416
4.85%, 3/15/2026	1,136,000	1,260,062
5.38%, 4/23/2025	560,000	628,242
5.75%, 4/23/2030	928,000	1,084,006

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Las Vegas Sands Corp.:
2.90%, 6/25/2025	$1,357,000	$1,392,974
3.20%, 8/8/2024	2,159,000	2,251,060
3.50%, 8/18/2026	1,322,000	1,379,110
3.90%, 8/8/2029	1,185,000	1,217,493
Marriott International, Inc.:
3.60%, 4/15/2024	1,035,000	1,102,772
3.75%, 3/15/2025	795,000	847,700
3.75%, 10/1/2025 (a)	797,000	851,913
Series AA, 4.65%, 12/1/2028	393,000	438,274
Series EE, 5.75%, 5/1/2025	2,030,000	2,325,974
Series FF, 4.63%, 6/15/2030 (a)	1,022,000	1,142,126
Series HH, 2.85%, 4/15/2031	1,400,000	1,376,382
Series R, 3.13%, 6/15/2026	1,223,000	1,282,438
Series X, 4.00%, 4/15/2028	490,000	523,227
Series Z, 4.15%, 12/1/2023	650,000	698,704
Sands China, Ltd.:
3.80%, 1/8/2026	819,000	869,287
4.38%, 6/18/2030 (a)	988,000	1,045,650
4.60%, 8/8/2023	1,290,000	1,379,449
5.13%, 8/8/2025	1,477,000	1,647,800
5.40%, 8/8/2028	4,624,000	5,273,626
		31,749,541
MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp.:
0.25%, 3/1/2023 (a)	646,000	645,160
0.65%, 7/7/2023	1,394,000	1,401,458
0.90%, 3/2/2026	990,000	973,348
2.40%, 8/9/2026	478,000	500,323
Series MTN, 0.45%, 9/14/2023 (a)	1,375,000	1,375,797
Series MTN, 0.80%, 11/13/2025	487,000	477,747
Series MTN, 1.10%, 9/14/2027 (a)	1,348,000	1,297,949
Series MTN, 1.45%, 5/15/2025	3,000	3,038
Series MTN, 1.90%, 9/6/2022	1,555,000	1,590,672
Series MTN, 1.95%, 11/18/2022	787,000	808,084
Series MTN, 2.15%, 11/8/2024	1,313,000	1,375,774
Series MTN, 2.55%, 11/29/2022	1,329,000	1,377,774
Security Description	Principal Amount	Value
Series MTN, 2.63%, 3/1/2023	$717,000	$747,903
Series MTN, 2.85%, 6/1/2022 (a)	964,000	992,737
Series MTN, 2.85%, 5/17/2024 (a)	806,000	859,406
Series MTN, 3.25%, 12/1/2024	740,000	804,691
Series MTN, 3.30%, 6/9/2024	902,000	974,954
Series MTN, 3.45%, 5/15/2023	857,000	912,465
Series MTN, 3.65%, 12/7/2023	1,244,000	1,350,947
Series MTN, 3.75%, 11/24/2023 (a)	1,010,000	1,098,425
Caterpillar, Inc.:
1.90%, 3/12/2031 (a)	740,000	712,346
2.60%, 9/19/2029 (a)	1,033,000	1,065,994
2.60%, 4/9/2030	1,103,000	1,131,954
3.40%, 5/15/2024	1,673,000	1,810,186
Oshkosh Corp. 4.60%, 5/15/2028	1,099,000	1,242,617
		25,531,749
MACHINERY-DIVERSIFIED — 1.0%
CNH Industrial Capital LLC:
1.88%, 1/15/2026 (a)	1,350,000	1,365,323
1.95%, 7/2/2023	682,000	700,523
4.20%, 1/15/2024	712,000	775,688
CNH Industrial NV:
4.50%, 8/15/2023	1,360,000	1,474,281
Series MTN, 3.85%, 11/15/2027 (a)	254,000	281,564
Crane Co. 4.45%, 12/15/2023	139,000	151,207
Deere & Co.:
2.75%, 4/15/2025 (a)	1,248,000	1,329,170
3.10%, 4/15/2030	1,189,000	1,273,050
5.38%, 10/16/2029	302,000	377,452
Dover Corp.:
2.95%, 11/4/2029	392,000	411,357
3.15%, 11/15/2025 (a)	701,000	756,000
Flowserve Corp.:
3.50%, 9/15/2022 (a)	530,000	545,503
3.50%, 10/1/2030	1,203,000	1,224,859
4.00%, 11/15/2023	58,000	61,388
IDEX Corp. 3.00%, 5/1/2030	882,000	907,269
John Deere Capital Corp.:
0.70%, 1/15/2026 (a)	790,000	772,770
1.45%, 1/15/2031 (a)	705,000	655,142
2.80%, 1/27/2023 (a)	980,000	1,024,864
3.65%, 10/12/2023	1,270,000	1,372,032
Series GMTN, 3.45%, 6/7/2023	870,000	927,359

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 0.25%, 1/17/2023	$1,980,000	$1,979,822
Series MTN, 0.40%, 10/10/2023 (a)	290,000	290,354
Series MTN, 0.45%, 1/17/2024	1,980,000	1,979,069
Series MTN, 0.55%, 7/5/2022	734,000	736,591
Series MTN, 0.70%, 7/5/2023	1,791,000	1,804,253
Series MTN, 1.20%, 4/6/2023	820,000	833,538
Series MTN, 1.50%, 3/6/2028 (a)	2,960,000	2,882,211
Series MTN, 1.75%, 3/9/2027	915,000	924,818
Series MTN, 1.95%, 6/13/2022	1,013,000	1,032,936
Series MTN, 2.05%, 1/9/2025 (a)	812,000	844,927
Series MTN, 2.15%, 9/8/2022	1,201,000	1,233,331
Series MTN, 2.25%, 9/14/2026	1,179,000	1,233,564
Series MTN, 2.45%, 1/9/2030	1,129,000	1,151,998
Series MTN, 2.60%, 3/7/2024	1,239,000	1,311,965
Series MTN, 2.65%, 6/24/2024	531,000	564,809
Series MTN, 2.65%, 6/10/2026	781,000	830,851
Series MTN, 2.70%, 1/6/2023	1,109,000	1,155,356
Series MTN, 2.80%, 3/6/2023	97,000	101,609
Series MTN, 2.80%, 9/8/2027	3,126,000	3,339,068
Series MTN, 2.80%, 7/18/2029	794,000	832,096
Series MTN, 3.05%, 1/6/2028	421,000	451,704
Series MTN, 3.35%, 6/12/2024	1,031,000	1,117,449
Series MTN, 3.40%, 9/11/2025	509,000	557,304
Series MTN, 3.45%, 1/10/2024	607,000	655,967
Series MTN, 3.45%, 3/13/2025	998,000	1,091,323
Series MTN, 3.45%, 3/7/2029	270,000	296,622
nVent Finance Sarl:
3.95%, 4/15/2023	725,000	758,930
4.55%, 4/15/2028	1,028,000	1,087,830
Otis Worldwide Corp.:
2.06%, 4/5/2025	1,717,000	1,770,450
Security Description	Principal Amount	Value
2.29%, 4/5/2027	$5,734,000	$5,886,582
2.57%, 2/15/2030	1,435,000	1,444,744
Rockwell Automation, Inc.:
2.88%, 3/1/2025	25,000	26,464
3.50%, 3/1/2029	255,000	281,663
Wabtec Corp. 3.45%, 11/15/2026	1,126,000	1,214,571
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	640,000	679,379
4.40%, 3/15/2024	1,002,000	1,089,625
4.95%, 9/15/2028	1,383,000	1,576,454
Xylem, Inc.:
1.95%, 1/30/2028	1,065,000	1,063,466
3.25%, 11/1/2026	663,000	719,938
		63,220,432
MEDIA — 2.1%
CBS Corp.:
3.38%, 2/15/2028	819,000	871,211
3.50%, 1/15/2025	1,005,000	1,079,481
3.70%, 8/15/2024	870,000	942,628
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.80%, 4/1/2031	710,000	699,137
3.75%, 2/15/2028	1,143,000	1,238,623
4.20%, 3/15/2028	1,916,000	2,113,769
4.46%, 7/23/2022	3,988,000	4,157,889
4.91%, 7/23/2025	6,064,000	6,881,852
5.05%, 3/30/2029	1,623,000	1,866,466
Class USD, 4.50%, 2/1/2024	1,464,000	1,601,850
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	3,719,000	4,269,114
Comcast Corp.:
1.50%, 2/15/2031	400,000	370,468
1.95%, 1/15/2031	44,000	42,390
2.35%, 1/15/2027	1,779,000	1,851,921
2.65%, 2/1/2030	2,428,000	2,490,084
3.00%, 2/1/2024	1,586,000	1,693,864
3.10%, 4/1/2025 (a)	1,000,000	1,078,910
3.15%, 3/1/2026	2,597,000	2,815,849
3.15%, 2/15/2028	2,218,000	2,394,597
3.30%, 2/1/2027	1,437,000	1,567,120
3.30%, 4/1/2027	1,762,000	1,923,064
3.38%, 2/15/2025	1,119,000	1,216,353
3.38%, 8/15/2025	1,445,000	1,574,616
3.40%, 4/1/2030	2,041,000	2,207,954
3.55%, 5/1/2028	1,048,000	1,156,248
3.60%, 3/1/2024 (a)	1,600,000	1,740,176
3.70%, 4/15/2024	3,516,000	3,836,483
3.95%, 10/15/2025	3,958,000	4,421,957

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 10/15/2028	$4,869,000	$5,568,140
4.25%, 10/15/2030	1,394,000	1,608,300
Discovery Communications LLC:
2.95%, 3/20/2023	1,193,000	1,246,136
3.45%, 3/15/2025	820,000	878,458
3.63%, 5/15/2030	775,000	829,002
3.80%, 3/13/2024	810,000	873,245
3.90%, 11/15/2024	1,079,000	1,179,617
3.95%, 6/15/2025	854,000	932,542
3.95%, 3/20/2028	2,325,000	2,539,156
4.13%, 5/15/2029	642,000	707,869
4.90%, 3/11/2026	1,231,000	1,402,663
Fox Corp.:
3.05%, 4/7/2025	1,124,000	1,197,746
4.03%, 1/25/2024	2,812,000	3,054,029
4.71%, 1/25/2029	2,651,000	3,055,861
FOX Corp. 3.50%, 4/8/2030 (a)	1,078,000	1,148,975
Grupo Televisa SAB:
4.63%, 1/30/2026	839,000	934,369
6.63%, 3/18/2025	715,000	850,421
TCI Communications, Inc.:
7.13%, 2/15/2028	841,000	1,105,318
7.88%, 2/15/2026	2,687,000	3,485,469
Thomson Reuters Corp.:
3.35%, 5/15/2026	1,161,000	1,255,587
4.30%, 11/23/2023	1,140,000	1,236,729
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	871,000	998,480
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	1,328,000	1,430,150
Series GMTN, 3.15%, 9/17/2025	1,740,000	1,882,750
Series MTN, 1.85%, 7/30/2026	509,000	520,376
Series MTN, 2.35%, 12/1/2022	1,238,000	1,278,359
Series MTN, 2.95%, 6/15/2027 (a)	1,338,000	1,436,798
ViacomCBS, Inc.:
2.90%, 1/15/2027	1,342,000	1,409,597
3.70%, 6/1/2028	634,000	686,983
3.88%, 4/1/2024	891,000	960,195
4.00%, 1/15/2026	1,391,000	1,531,366
4.20%, 6/1/2029	1,251,000	1,392,013
4.75%, 5/15/2025	1,658,000	1,874,651
4.95%, 1/15/2031 (a)	824,000	973,358
7.88%, 7/30/2030	1,220,000	1,700,985
Walt Disney Co.:
1.65%, 9/1/2022	1,400,000	1,425,760
1.75%, 8/30/2024	1,857,000	1,914,957
1.75%, 1/13/2026	1,568,000	1,602,386
2.00%, 9/1/2029	2,459,000	2,425,779
2.20%, 1/13/2028	1,291,000	1,317,388
Security Description	Principal Amount	Value
2.65%, 1/13/2031	$40,000	$40,856
3.00%, 9/15/2022	1,134,000	1,177,829
3.35%, 3/24/2025	2,165,000	2,347,315
3.38%, 11/15/2026	1,136,000	1,243,079
3.70%, 9/15/2024	859,000	939,978
3.70%, 10/15/2025	997,000	1,097,707
3.70%, 3/23/2027	1,351,000	1,503,649
3.80%, 3/22/2030	1,376,000	1,532,437
4.00%, 10/1/2023	375,000	406,301
		130,245,188
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
2.50%, 1/15/2023	1,205,000	1,244,560
3.25%, 6/15/2025 (a)	1,352,000	1,463,013
Timken Co. 3.88%, 9/1/2024	823,000	880,593
		3,588,166
MINING — 0.2%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030 (a)	882,000	890,970
BHP Billiton Finance USA, Ltd.:
3.85%, 9/30/2023	982,000	1,064,557
6.42%, 3/1/2026	765,000	946,642
Kinross Gold Corp.:
4.50%, 7/15/2027 (a)	785,000	884,797
5.95%, 3/15/2024	739,000	831,316
Newmont Corp.:
2.25%, 10/1/2030	100,000	97,408
2.80%, 10/1/2029	2,121,000	2,180,324
3.70%, 3/15/2023	226,000	237,483
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	2,636,000	2,891,982
Southern Copper Corp.:
3.50%, 11/8/2022	594,000	620,718
3.88%, 4/23/2025	824,000	904,538
Teck Resources, Ltd. 3.90%, 7/15/2030 (a)	847,000	884,649
		12,435,384
MISCELLANEOUS MANUFACTURER — 0.8%
3M Co.:
1.75%, 2/14/2023	954,000	979,195
2.00%, 2/14/2025 (a)	1,216,000	1,263,278
2.38%, 8/26/2029	1,134,000	1,156,952
2.65%, 4/15/2025	866,000	919,917
2.88%, 10/15/2027	1,138,000	1,221,598
3.05%, 4/15/2030 (a)	664,000	707,917
Series MTN, 2.00%, 6/26/2022	701,000	716,247
Series MTN, 2.25%, 3/15/2023	845,000	876,028

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.25%, 9/19/2026 (a)	$1,038,000	$1,087,502
Series MTN, 3.00%, 8/7/2025	891,000	962,859
Series MTN, 3.25%, 2/14/2024 (a)	1,232,000	1,326,149
Series MTN, 3.38%, 3/1/2029	1,310,000	1,432,760
Series MTN, 3.63%, 9/14/2028	1,385,000	1,543,098
Carlisle Cos., Inc.:
2.75%, 3/1/2030	1,076,000	1,082,908
3.50%, 12/1/2024	808,000	876,421
3.75%, 11/15/2022	128,000	133,459
3.75%, 12/1/2027	772,000	852,473
Eaton Corp.:
2.75%, 11/2/2022	2,998,000	3,110,605
3.10%, 9/15/2027	686,000	739,872
General Electric Co.:
2.70%, 10/9/2022	964,000	997,345
3.38%, 3/11/2024	1,098,000	1,181,481
3.45%, 5/1/2027	1,299,500	1,411,270
3.63%, 5/1/2030 (a)	1,570,000	1,690,136
Class MTN, 5.55%, 1/5/2026	338,000	400,787
Series GMTN, 3.10%, 1/9/2023	354,000	369,834
Series GMTN, 3.45%, 5/15/2024 (a)	1,301,000	1,398,159
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	1,034,000	1,103,588
3.50%, 3/1/2024	1,116,000	1,206,217
Parker-Hannifin Corp.:
2.70%, 6/14/2024 (a)	1,297,000	1,375,845
3.25%, 3/1/2027 (a)	1,000,000	1,082,360
3.25%, 6/14/2029	1,125,000	1,202,096
Series MTN, 3.30%, 11/21/2024	553,000	596,129
Series MTN, 3.50%, 9/15/2022	205,000	213,957
Pentair Finance Sarl 4.50%, 7/1/2029	405,000	462,227
Textron, Inc.:
3.00%, 6/1/2030	1,086,000	1,110,848
3.38%, 3/1/2028 (a)	20,000	21,118
3.65%, 3/15/2027	1,340,000	1,448,232
3.88%, 3/1/2025	553,000	597,987
3.90%, 9/17/2029	709,000	771,860
4.00%, 3/15/2026	406,000	444,875
4.30%, 3/1/2024	627,000	681,668
Trane Technologies Global Holding Co. Ltd. 4.25%, 6/15/2023	816,000	880,929
Trane Technologies Global Holding Co., Ltd. 3.75%, 8/21/2028	1,066,000	1,170,351
Security Description	Principal Amount	Value
Trane Technologies Luxembourg Finance SA:
3.50%, 3/21/2026	$1,246,000	$1,354,028
3.55%, 11/1/2024	536,000	579,571
3.80%, 3/21/2029 (a)	1,301,000	1,430,163
		46,172,299
OFFICE & BUSINESS EQUIPMENT — 0.0% (f)
Xerox Corp. 4.07%, 3/17/2022 (a)	158,000	161,419
OFFICE FURNISHINGS — 0.0% (f)
Steelcase, Inc. 5.13%, 1/18/2029	767,000	895,265
OIL & GAS — 3.8%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (a)	1,077,000	1,017,496
2.52%, 9/19/2022 (a)	1,054,000	1,084,608
2.75%, 5/10/2023	1,784,000	1,870,667
2.94%, 4/6/2023	1,284,000	1,348,842
3.02%, 1/16/2027	1,151,000	1,229,763
3.12%, 5/4/2026	1,754,000	1,886,760
3.19%, 4/6/2025	2,288,000	2,463,124
3.22%, 11/28/2023	1,480,000	1,579,959
3.22%, 4/14/2024	1,045,000	1,121,358
3.25%, 5/6/2022	565,000	583,086
3.41%, 2/11/2026	669,000	728,875
3.54%, 4/6/2027	1,601,000	1,753,863
3.59%, 4/14/2027	1,131,000	1,240,865
3.63%, 4/6/2030	1,042,000	1,141,865
3.79%, 2/6/2024	1,218,000	1,321,554
3.80%, 9/21/2025	1,304,000	1,438,377
3.94%, 9/21/2028	1,656,000	1,844,055
4.23%, 11/6/2028	3,469,000	3,935,234
BP Capital Markets PLC:
2.50%, 11/6/2022	946,000	977,984
2.75%, 5/10/2023	945,000	988,801
3.25%, 5/6/2022	538,000	554,124
3.28%, 9/19/2027	1,906,000	2,060,253
3.51%, 3/17/2025	1,532,000	1,672,224
3.54%, 11/4/2024	570,000	624,196
3.72%, 11/28/2028	1,257,000	1,383,781
3.81%, 2/10/2024	1,702,000	1,854,959
3.99%, 9/26/2023	3,377,000	3,669,853
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025	1,453,000	1,470,610
2.95%, 1/15/2023 (a)	1,517,000	1,574,707
2.95%, 7/15/2030	1,329,000	1,328,987
3.80%, 4/15/2024 (a)	1,343,000	1,439,333
3.85%, 6/1/2027	4,053,000	4,387,697
3.90%, 2/1/2025	1,078,000	1,162,817

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Cenovus Energy, Inc.:
3.80%, 9/15/2023	$2,992,000	$3,161,766
5.38%, 7/15/2025	1,181,000	1,329,003
Chevron Corp.:
1.14%, 5/11/2023	1,218,000	1,239,193
1.55%, 5/11/2025	3,151,000	3,215,028
2.00%, 5/11/2027	865,000	885,639
2.24%, 5/11/2030	1,686,000	1,680,622
2.36%, 12/5/2022	2,608,000	2,685,484
2.57%, 5/16/2023	961,000	1,002,861
2.90%, 3/3/2024	803,000	855,717
2.95%, 5/16/2026	3,044,000	3,267,338
3.19%, 6/24/2023	2,798,000	2,954,688
3.33%, 11/17/2025 (a)	997,000	1,087,867
Chevron USA, Inc.:
0.33%, 8/12/2022 (a)	989,000	989,663
0.43%, 8/11/2023 (a)	1,065,000	1,066,970
0.69%, 8/12/2025 (a)	1,506,000	1,479,901
1.02%, 8/12/2027	1,281,000	1,232,578
3.25%, 10/15/2029	1,134,000	1,220,694
3.85%, 1/15/2028	1,255,000	1,399,011
3.90%, 11/15/2024	1,193,000	1,314,340
Cimarex Energy Co.:
3.90%, 5/15/2027	1,346,000	1,465,256
4.38%, 6/1/2024	1,304,000	1,420,239
4.38%, 3/15/2029	979,000	1,084,996
Concho Resources, Inc. 3.75%, 10/1/2027	379,000	410,154
ConocoPhillips:
3.75%, 10/1/2027 (e)	2,062,000	2,276,716
4.30%, 8/15/2028 (e)	1,602,000	1,814,890
ConocoPhillips Co.:
2.40%, 12/15/2022	329,000	338,521
3.35%, 11/15/2024	1,073,000	1,160,943
4.95%, 3/15/2026	1,583,000	1,838,100
6.95%, 4/15/2029	2,206,000	2,937,333
Devon Energy Corp. 5.85%, 12/15/2025	250,000	291,562
Diamondback Energy, Inc.:
0.90%, 3/24/2023	400,000	400,236
2.88%, 12/1/2024	1,162,000	1,226,038
3.13%, 3/24/2031	455,000	454,490
3.25%, 12/1/2026	1,410,000	1,484,984
3.50%, 12/1/2029	1,365,000	1,418,713
4.75%, 5/31/2025	760,000	849,498
5.38%, 5/31/2025	50,000	51,639
Eni USA, Inc. 7.30%, 11/15/2027	779,000	1,014,351
EOG Resources, Inc.:
2.63%, 3/15/2023	1,499,000	1,556,052
3.15%, 4/1/2025	784,000	839,319
4.15%, 1/15/2026	1,091,000	1,226,677
4.38%, 4/15/2030 (a)	1,120,000	1,287,709
Exxon Mobil Corp.:
1.57%, 4/15/2023	5,723,000	5,863,328
Security Description	Principal Amount	Value
1.90%, 8/16/2022	$808,000	$826,059
2.02%, 8/16/2024	1,204,000	1,256,109
2.28%, 8/16/2026 (a)	1,687,000	1,757,095
2.44%, 8/16/2029	1,724,000	1,754,239
2.61%, 10/15/2030	2,883,000	2,935,211
2.71%, 3/6/2025	1,469,000	1,555,465
2.73%, 3/1/2023	1,833,000	1,908,685
2.99%, 3/19/2025	3,634,000	3,894,812
3.04%, 3/1/2026	3,298,000	3,559,795
3.18%, 3/15/2024	1,128,000	1,208,934
3.29%, 3/19/2027 (a)	1,204,000	1,322,823
3.48%, 3/19/2030	2,277,000	2,475,236
Helmerich & Payne, Inc. 4.65%, 3/15/2025	684,000	751,771
Hess Corp.:
3.50%, 7/15/2024	1,247,000	1,316,321
4.30%, 4/1/2027	1,003,000	1,093,601
7.88%, 10/1/2029	95,000	123,315
HollyFrontier Corp.:
4.50%, 10/1/2030	694,000	715,195
5.88%, 4/1/2026	1,433,000	1,623,933
Husky Energy, Inc.:
3.95%, 4/15/2022	1,249,000	1,277,839
4.00%, 4/15/2024	110,000	117,668
4.40%, 4/15/2029	1,463,000	1,563,084
Marathon Oil Corp.:
2.80%, 11/1/2022	1,200,000	1,237,728
3.85%, 6/1/2025	1,129,000	1,211,507
4.40%, 7/15/2027 (a)	1,395,000	1,535,407
Marathon Petroleum Corp.:
3.63%, 9/15/2024	762,000	823,623
3.80%, 4/1/2028	1,340,000	1,451,488
4.50%, 5/1/2023	1,301,000	1,395,687
4.70%, 5/1/2025	1,664,000	1,870,652
4.75%, 12/15/2023	1,643,000	1,806,413
5.13%, 4/1/2024	34,000	34,387
5.13%, 12/15/2026	1,236,000	1,440,743
Phillips 66:
0.90%, 2/15/2024	1,037,000	1,037,384
1.30%, 2/15/2026 (a)	1,355,000	1,341,382
2.15%, 12/15/2030 (a)	1,918,000	1,817,650
3.70%, 4/6/2023	1,419,000	1,504,410
3.85%, 4/9/2025 (a)	1,231,000	1,348,216
3.90%, 3/15/2028	1,326,000	1,461,875
Pioneer Natural Resources Co.:
0.75%, 1/15/2024	1,220,000	1,217,499
1.13%, 1/15/2026	1,220,000	1,199,504
1.90%, 8/15/2030	1,401,000	1,301,641
2.15%, 1/15/2031	1,040,000	981,698
4.45%, 1/15/2026 (a)	776,000	874,498
Shell International Finance B.V.:
0.38%, 9/15/2023	3,113,000	3,110,572
2.00%, 11/7/2024 (a)	1,334,000	1,391,215

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 1/6/2023	$1,858,000	$1,921,042
2.38%, 8/21/2022	55,000	56,574
2.38%, 4/6/2025	1,953,000	2,054,986
2.38%, 11/7/2029	1,743,000	1,755,637
2.50%, 9/12/2026 (a)	3,477,000	3,654,362
2.75%, 4/6/2030	2,123,000	2,194,503
2.88%, 5/10/2026 (a)	3,165,000	3,381,486
3.25%, 5/11/2025	3,151,000	3,416,031
3.40%, 8/12/2023 (a)	1,051,000	1,125,011
3.50%, 11/13/2023	1,515,000	1,631,322
3.88%, 11/13/2028	2,047,000	2,287,134
Suncor Energy, Inc.:
2.80%, 5/15/2023	2,247,000	2,347,800
3.10%, 5/15/2025 (a)	865,000	923,708
3.60%, 12/1/2024	1,236,000	1,345,077
Tosco Corp. 8.13%, 2/15/2030	251,000	356,380
Total Capital Canada, Ltd. 2.75%, 7/15/2023	1,239,000	1,303,936
Total Capital International SA:
2.43%, 1/10/2025	1,094,000	1,146,140
2.70%, 1/25/2023	1,434,000	1,496,565
2.83%, 1/10/2030	1,530,000	1,592,592
3.46%, 2/19/2029 (a)	1,712,000	1,866,799
3.70%, 1/15/2024	1,886,000	2,050,591
3.75%, 4/10/2024	1,560,000	1,710,914
Total Capital SA 3.88%, 10/11/2028 (a)	1,006,000	1,134,024
Valero Energy Corp.:
1.20%, 3/15/2024	1,286,000	1,290,308
2.15%, 9/15/2027	1,172,000	1,151,103
2.70%, 4/15/2023	1,095,000	1,136,949
2.85%, 4/15/2025	1,134,000	1,184,985
3.40%, 9/15/2026	1,433,000	1,531,805
3.65%, 3/15/2025	1,190,000	1,279,286
4.00%, 4/1/2029 (a)	1,280,000	1,387,597
4.35%, 6/1/2028	1,135,000	1,254,629
WPX Energy, Inc.:
4.50%, 1/15/2030	4,000	4,306
5.25%, 9/15/2024	345,000	382,508
REGS, 5.75%, 6/1/2026	1,000,000	1,047,120
		234,356,363
OIL & GAS SERVICES — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	1,380,000	1,431,543
3.14%, 11/7/2029 (a)	379,000	397,018
3.34%, 12/15/2027	4,855,000	5,194,510
4.49%, 5/1/2030	1,125,000	1,286,516
Halliburton Co.:
2.92%, 3/1/2030 (a)	1,286,000	1,283,904
3.50%, 8/1/2023 (a)	1,419,000	1,504,920
3.80%, 11/15/2025	816,000	897,984
Security Description	Principal Amount	Value
NOV, Inc. 3.60%, 12/1/2029 (a)	$1,001,000	$1,007,126
Schlumberger Finance Canada, Ltd. 1.40%, 9/17/2025 (a)	1,040,000	1,041,404
Schlumberger Investment SA:
2.65%, 6/26/2030 (a)	1,588,000	1,597,639
3.65%, 12/1/2023	1,728,000	1,854,438
		17,497,002
PACKAGING & CONTAINERS — 0.3%
Amcor Finance USA, Inc. 4.50%, 5/15/2028 (a)	524,000	597,931
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	1,280,000	1,277,171
3.10%, 9/15/2026	545,000	579,542
Berry Global, Inc.:
0.95%, 2/15/2024 (e)	1,339,000	1,332,479
1.57%, 1/15/2026 (e)	2,065,000	2,032,889
Packaging Corp. of America:
3.00%, 12/15/2029	1,124,000	1,172,512
3.40%, 12/15/2027	445,000	485,339
3.65%, 9/15/2024	587,000	638,773
4.50%, 11/1/2023	915,000	997,112
Sonoco Products Co. 3.13%, 5/1/2030 (a)	1,220,000	1,262,566
WestRock MWV LLC 8.20%, 1/15/2030 (a)	460,000	627,408
WestRock RKT LLC 4.00%, 3/1/2023	1,162,000	1,224,853
WRKCo, Inc.:
3.00%, 9/15/2024	734,000	782,914
3.38%, 9/15/2027	1,056,000	1,144,239
3.75%, 3/15/2025	1,261,000	1,373,645
3.90%, 6/1/2028	961,000	1,058,830
4.00%, 3/15/2028 (a)	1,063,000	1,179,388
4.65%, 3/15/2026	1,163,000	1,321,098
4.90%, 3/15/2029	1,018,000	1,192,445
		20,281,134
PHARMACEUTICALS — 5.6%
AbbVie, Inc.:
2.30%, 11/21/2022	3,910,000	4,021,709
2.60%, 11/21/2024	5,010,000	5,286,001
2.80%, 3/15/2023	813,000	842,658
2.85%, 5/14/2023	766,000	799,367
2.90%, 11/6/2022	4,178,000	4,334,007
2.95%, 11/21/2026	5,498,000	5,852,731
3.20%, 11/6/2022	1,044,000	1,083,213
3.20%, 5/14/2026	2,364,000	2,547,139
3.20%, 11/21/2029	5,027,000	5,336,965
3.25%, 10/1/2022	5,377,000	5,557,882
3.60%, 5/14/2025	5,630,000	6,130,338
3.75%, 11/14/2023	1,675,000	1,804,612

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 3/15/2025	$3,684,000	$4,029,080
3.85%, 6/15/2024	1,385,000	1,505,370
4.25%, 11/14/2028	2,266,000	2,583,557
AmerisourceBergen Corp.:
0.74%, 3/15/2023	740,000	740,651
2.70%, 3/15/2031	1,380,000	1,376,412
2.80%, 5/15/2030 (a)	842,000	859,303
3.25%, 3/1/2025	1,349,000	1,449,568
3.40%, 5/15/2024	1,249,000	1,339,253
3.45%, 12/15/2027	1,492,000	1,626,056
AstraZeneca PLC:
0.70%, 4/8/2026	1,511,000	1,454,987
1.38%, 8/6/2030	1,755,000	1,607,510
2.38%, 6/12/2022	1,063,000	1,086,173
3.13%, 6/12/2027 (a)	1,005,000	1,083,842
3.38%, 11/16/2025	2,601,000	2,833,061
3.50%, 8/17/2023 (a)	1,345,000	1,434,227
4.00%, 1/17/2029	1,433,000	1,607,740
Becton Dickinson and Co.:
1.96%, 2/11/2031	1,010,000	958,116
2.82%, 5/20/2030	994,000	1,020,192
2.89%, 6/6/2022	2,000,000	2,052,040
3.36%, 6/6/2024	2,324,000	2,491,746
3.70%, 6/6/2027	2,913,000	3,210,709
3.73%, 12/15/2024	1,835,000	2,004,536
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	3,268,000	3,269,209
0.75%, 11/13/2025 (a)	1,141,000	1,122,322
1.13%, 11/13/2027 (a)	1,583,000	1,527,927
1.45%, 11/13/2030	1,091,000	1,018,918
2.00%, 8/1/2022	824,000	842,491
2.75%, 2/15/2023	926,000	965,874
2.90%, 7/26/2024	3,312,000	3,537,249
3.20%, 6/15/2026	2,963,000	3,226,974
3.25%, 8/15/2022	953,000	990,796
3.25%, 2/20/2023	665,000	698,809
3.25%, 11/1/2023	386,000	413,348
3.25%, 2/27/2027	892,000	974,448
3.40%, 7/26/2029	4,676,000	5,107,875
3.45%, 11/15/2027	5,051,000	5,560,242
3.55%, 8/15/2022	328,000	342,242
3.88%, 8/15/2025	2,227,000	2,475,400
3.90%, 2/20/2028	3,582,000	4,021,440
7.15%, 6/15/2023	30,000	34,400
Cardinal Health, Inc.:
2.62%, 6/15/2022	1,160,000	1,187,434
3.08%, 6/15/2024	1,478,000	1,572,267
3.20%, 3/15/2023	1,490,000	1,564,649
3.41%, 6/15/2027 (a)	1,524,000	1,649,501
3.50%, 11/15/2024	615,000	667,662
3.75%, 9/15/2025	1,111,000	1,217,556
Cigna Corp.:
0.61%, 3/15/2024	990,000	986,347
1.25%, 3/15/2026	1,765,000	1,742,108
2.38%, 3/15/2031	2,070,000	2,037,046
Security Description	Principal Amount	Value
2.40%, 3/15/2030	$1,581,000	$1,566,091
3.00%, 7/15/2023	792,000	832,447
3.05%, 11/30/2022	694,000	720,594
3.05%, 10/15/2027	1,149,000	1,227,833
3.25%, 4/15/2025	1,277,000	1,371,447
3.40%, 3/1/2027	1,632,000	1,772,662
3.50%, 6/15/2024	1,366,000	1,472,657
3.75%, 7/15/2023	5,708,000	6,100,939
4.13%, 11/15/2025	2,863,000	3,193,877
4.38%, 10/15/2028	4,074,000	4,662,978
4.50%, 2/25/2026	646,000	733,856
CVS Health Corp.:
1.30%, 8/21/2027	5,715,000	5,501,716
1.75%, 8/21/2030	1,609,000	1,502,758
2.63%, 8/15/2024	1,368,000	1,443,336
2.75%, 12/1/2022	1,187,000	1,225,269
2.88%, 6/1/2026	2,145,000	2,281,014
3.00%, 8/15/2026	2,079,000	2,221,245
3.25%, 8/15/2029	2,383,000	2,522,120
3.38%, 8/12/2024	974,000	1,048,190
3.50%, 7/20/2022	1,914,000	1,981,698
3.63%, 4/1/2027	1,727,000	1,896,246
3.70%, 3/9/2023	2,400,000	2,545,680
3.75%, 4/1/2030	2,214,000	2,415,496
3.88%, 7/20/2025	3,500,000	3,868,270
4.00%, 12/5/2023	3,857,000	4,166,871
4.10%, 3/25/2025 (a)	1,203,000	1,334,536
4.30%, 3/25/2028	9,399,000	10,668,993
4.75%, 12/1/2022	1,253,000	1,326,576
6.25%, 6/1/2027	726,000	896,370
Eli Lilly & Co.:
2.75%, 6/1/2025	1,098,000	1,169,864
3.10%, 5/15/2027	578,000	629,124
3.38%, 3/15/2029	1,449,000	1,595,175
5.50%, 3/15/2027	60,000	73,334
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	1,591,000	1,593,943
2.88%, 6/1/2022	2,996,000	3,078,959
3.00%, 6/1/2024	1,636,000	1,749,915
3.38%, 6/1/2029 (a)	2,050,000	2,241,347
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	2,363,000	2,474,652
3.38%, 5/15/2023	1,665,000	1,769,079
3.63%, 5/15/2025 (a)	1,308,000	1,437,021
3.88%, 5/15/2028	2,356,000	2,661,008
Johnson & Johnson:
0.55%, 9/1/2025	1,223,000	1,205,120
0.95%, 9/1/2027	1,977,000	1,915,337
1.30%, 9/1/2030 (a)	4,352,000	4,082,959
2.05%, 3/1/2023	613,000	631,457
2.45%, 3/1/2026	2,422,000	2,571,922
2.63%, 1/15/2025	1,343,000	1,431,195
2.90%, 1/15/2028	1,631,000	1,762,035
2.95%, 3/3/2027	967,000	1,053,314
3.38%, 12/5/2023	853,000	922,076

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
McKesson Corp.:
0.90%, 12/3/2025	$1,210,000	$1,183,961
2.70%, 12/15/2022	683,000	703,886
2.85%, 3/15/2023	1,278,000	1,326,232
3.80%, 3/15/2024	1,439,000	1,561,718
3.95%, 2/16/2028	1,116,000	1,247,643
4.75%, 5/30/2029	1,069,000	1,252,558
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	1,059,000	1,187,361
Merck & Co., Inc.:
0.75%, 2/24/2026 (a)	1,424,000	1,401,401
1.45%, 6/24/2030	1,538,000	1,456,025
2.75%, 2/10/2025	3,305,000	3,518,602
2.80%, 5/18/2023	3,114,000	3,278,731
2.90%, 3/7/2024	1,946,000	2,081,305
3.40%, 3/7/2029	2,001,000	2,207,063
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	496,000	626,815
Mylan, Inc.:
4.20%, 11/29/2023	3,748,000	4,046,753
4.55%, 4/15/2028	993,000	1,123,421
Novartis Capital Corp.:
1.75%, 2/14/2025	1,234,000	1,270,107
2.00%, 2/14/2027 (a)	2,066,000	2,128,641
2.20%, 8/14/2030	2,586,000	2,601,930
2.40%, 9/21/2022	180,000	185,774
3.00%, 11/20/2025	1,908,000	2,059,266
3.10%, 5/17/2027	1,568,000	1,700,574
3.40%, 5/6/2024	4,432,000	4,802,515
Perrigo Finance Unlimited Co.:
3.15%, 6/15/2030 (a)	1,180,000	1,155,975
3.90%, 12/15/2024	1,136,000	1,209,795
4.38%, 3/15/2026	1,228,000	1,332,196
Pfizer, Inc.:
0.80%, 5/28/2025 (a)	1,307,000	1,298,348
1.70%, 5/28/2030 (a)	1,263,000	1,216,345
2.63%, 4/1/2030	1,469,000	1,523,544
2.75%, 6/3/2026	1,529,000	1,644,118
2.95%, 3/15/2024 (a)	1,336,000	1,435,679
3.00%, 6/15/2023	1,284,000	1,357,316
3.00%, 12/15/2026 (a)	8,162,000	8,888,908
3.20%, 9/15/2023	1,030,000	1,099,288
3.40%, 5/15/2024	968,000	1,049,961
3.45%, 3/15/2029	2,055,000	2,255,404
3.60%, 9/15/2028	1,220,000	1,351,126
Pharmacia LLC 6.60%, 12/1/2028	990,000	1,306,414
Sanofi:
3.38%, 6/19/2023 (a)	1,201,000	1,280,434
3.63%, 6/19/2028	1,510,000	1,686,549
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/2023	2,883,000	3,031,561
3.20%, 9/23/2026	3,867,000	4,160,196
Security Description	Principal Amount	Value
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	$3,645,000	$3,506,927
4.40%, 11/26/2023	4,288,000	4,687,556
5.00%, 11/26/2028	1,295,000	1,530,535
Upjohn, Inc. 2.30%, 6/22/2027 (e)	829,000	836,229
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	2,908,000	3,205,954
Viatris, Inc.:
1.13%, 6/22/2022 (e)	1,964,000	1,975,273
1.65%, 6/22/2025 (e)	1,311,000	1,315,916
2.70%, 6/22/2030 (e)	1,082,000	1,068,356
Wyeth LLC 6.45%, 2/1/2024	663,000	771,407
Zoetis, Inc.:
2.00%, 5/15/2030	1,359,000	1,306,896
3.00%, 9/12/2027	411,000	439,228
3.25%, 2/1/2023	1,963,000	2,046,113
3.90%, 8/20/2028	1,310,000	1,456,838
4.50%, 11/13/2025	919,000	1,042,063
		345,680,616
PIPELINES — 3.3%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	9,000	8,655
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	412,000	427,236
3.40%, 2/15/2031	300,000	302,019
4.45%, 7/15/2027	1,136,000	1,257,711
4.80%, 5/3/2029	394,000	436,481
4.95%, 12/15/2024	1,081,000	1,213,379
5.95%, 6/1/2026	1,242,000	1,444,719
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	1,678,000	1,773,428
5.13%, 6/30/2027	2,162,000	2,478,279
5.88%, 3/31/2025	1,847,000	2,105,654
7.00%, 6/30/2024	5,342,000	6,149,550
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	1,246,000	1,398,087
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	1,071,000	1,140,926
4.15%, 9/15/2029	949,000	985,688
4.40%, 3/15/2027	1,540,000	1,666,942
4.95%, 5/15/2028	1,139,000	1,258,959
Enbridge Energy Partners L.P. 5.88%, 10/15/2025	731,000	860,343
Enbridge, Inc.:
2.50%, 1/15/2025	1,209,000	1,258,908
2.90%, 7/15/2022	846,009	869,850
3.13%, 11/15/2029	2,000,000	2,081,740
3.50%, 6/10/2024	1,980,000	2,119,689

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 7/15/2027	$1,364,000	$1,484,673
4.00%, 10/1/2023	1,114,000	1,194,520
4.25%, 12/1/2026	2,458,000	2,746,741
Energy Transfer Operating L.P.:
2.90%, 5/15/2025	1,283,000	1,337,040
3.60%, 2/1/2023	952,000	991,670
3.75%, 5/15/2030	1,867,000	1,927,267
4.05%, 3/15/2025	891,000	961,817
4.20%, 4/15/2027	1,357,000	1,480,650
4.25%, 3/15/2023	1,388,000	1,464,590
4.50%, 4/15/2024	1,415,000	1,542,025
4.75%, 1/15/2026	4,253,000	4,722,956
4.90%, 2/1/2024 (a)	1,180,000	1,287,215
5.25%, 4/15/2029	1,997,000	2,276,380
5.50%, 6/1/2027	2,044,000	2,357,815
5.88%, 1/15/2024	1,483,000	1,651,825
Series 5Y, 4.20%, 9/15/2023	1,307,000	1,400,228
Energy Transfer Partners L.P. 4.95%, 6/15/2028	644,000	720,874
Energy Transfer Partners L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	963,000	1,036,997
5.00%, 10/1/2022	1,370,000	1,439,555
Enterprise Products Operating LLC:
2.80%, 1/31/2030	1,322,000	1,364,410
3.13%, 7/31/2029	3,356,000	3,544,003
3.35%, 3/15/2023	1,366,000	1,432,511
3.70%, 2/15/2026 (a)	698,000	766,216
3.75%, 2/15/2025	1,473,000	1,611,830
3.90%, 2/15/2024	1,546,000	1,672,834
3.95%, 2/15/2027	1,091,000	1,217,589
4.15%, 10/16/2028	1,627,000	1,838,364
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (b)	675,000	673,083
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (b)	687,000	646,549
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (b)	503,000	505,907
Kinder Morgan Energy Partners L.P.:
3.45%, 2/15/2023	1,319,000	1,380,109
3.50%, 9/1/2023	1,081,000	1,147,222
4.15%, 2/1/2024	2,396,000	2,601,217
4.25%, 9/1/2024	1,172,000	1,290,208
4.30%, 5/1/2024	1,728,000	1,892,022
Kinder Morgan, Inc.:
3.15%, 1/15/2023	1,719,000	1,794,206
4.30%, 6/1/2025	2,289,000	2,557,500
4.30%, 3/1/2028	1,551,000	1,736,003
Security Description	Principal Amount	Value
Magellan Midstream Partners L.P.:
3.25%, 6/1/2030	$1,192,000	$1,248,382
5.00%, 3/1/2026	2,102,000	2,415,282
MPLX L.P.:
1.75%, 3/1/2026	1,843,000	1,841,415
2.65%, 8/15/2030	1,434,000	1,406,252
3.38%, 3/15/2023	1,403,000	1,472,813
3.50%, 12/1/2022	123,000	128,499
4.00%, 2/15/2025	1,092,000	1,191,252
4.00%, 3/15/2028	1,465,000	1,618,151
4.13%, 3/1/2027	1,314,000	1,460,130
4.25%, 12/1/2027	1,211,000	1,357,483
4.50%, 7/15/2023	1,296,000	1,395,481
4.80%, 2/15/2029	1,233,000	1,411,341
4.88%, 12/1/2024	1,446,000	1,623,482
4.88%, 6/1/2025	2,152,000	2,423,260
Northwest Pipeline LLC 4.00%, 4/1/2027	594,000	663,730
ONEOK Partners L.P.:
3.38%, 10/1/2022	1,130,000	1,167,346
4.90%, 3/15/2025	1,250,000	1,391,062
5.00%, 9/15/2023	940,000	1,021,451
ONEOK, Inc.:
2.20%, 9/15/2025	831,000	846,016
2.75%, 9/1/2024	614,000	644,504
3.10%, 3/15/2030	1,169,000	1,176,540
3.40%, 9/1/2029	1,178,000	1,210,666
4.00%, 7/13/2027	1,214,000	1,317,044
4.25%, 2/1/2022	100	102
4.35%, 3/15/2029	676,000	737,023
4.55%, 7/15/2028	1,386,000	1,532,833
5.85%, 1/15/2026	933,000	1,093,019
7.50%, 9/1/2023	226,000	257,703
Phillips 66 Partners L.P.:
3.15%, 12/15/2029	1,255,000	1,276,473
3.55%, 10/1/2026	780,000	835,778
3.61%, 2/15/2025 (a)	1,325,000	1,421,659
3.75%, 3/1/2028	1,195,000	1,280,502
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	306,000	314,146
3.55%, 12/15/2029	944,000	943,896
3.60%, 11/1/2024	3,087,000	3,287,346
3.65%, 6/1/2022	918,000	939,968
3.80%, 9/15/2030	1,295,000	1,319,229
3.85%, 10/15/2023	1,311,000	1,388,388
4.50%, 12/15/2026	829,000	910,159
4.65%, 10/15/2025	1,242,000	1,363,331
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	1,838,000	2,020,035
5.00%, 3/15/2027	1,597,000	1,820,564
5.63%, 4/15/2023	1,712,000	1,857,143
5.63%, 3/1/2025	2,219,000	2,538,958

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 5/15/2024	$2,473,000	$2,794,267
5.88%, 6/30/2026	2,045,000	2,398,499
4.50%, 5/15/2030	4,196,000	4,708,961
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	933,000	1,004,207
3.50%, 3/15/2025	1,077,000	1,156,547
4.75%, 3/15/2024	1,339,000	1,476,207
Sunoco Logistics Partners Operations L.P.:
3.45%, 1/15/2023	342,000	355,071
3.90%, 7/15/2026	818,000	879,113
4.00%, 10/1/2027	1,357,000	1,458,490
4.25%, 4/1/2024	1,090,000	1,177,799
5.95%, 12/1/2025	1,175,000	1,368,370
TC PipeLines L.P.:
3.90%, 5/25/2027 (a)	958,000	1,040,426
4.38%, 3/13/2025	1,360,000	1,505,398
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	621,000	788,049
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	1,134,000	1,166,194
3.75%, 10/16/2023	1,301,000	1,391,888
4.10%, 4/15/2030 (a)	1,398,000	1,561,748
4.25%, 5/15/2028	2,045,000	2,302,650
4.88%, 1/15/2026	845,000	968,894
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	3,706,000	3,893,079
4.00%, 3/15/2028	689,000	766,196
7.85%, 2/1/2026	1,238,000	1,570,279
Valero Energy Partners L.P.:
4.38%, 12/15/2026	967,000	1,083,311
4.50%, 3/15/2028	946,000	1,048,830
Williams Cos., Inc.:
2.60%, 3/15/2031	2,305,000	2,253,990
3.35%, 8/15/2022	1,035,000	1,065,978
3.50%, 11/15/2030 (a)	1,273,000	1,350,258
3.70%, 1/15/2023	929,000	972,013
3.75%, 6/15/2027	1,796,000	1,960,927
3.90%, 1/15/2025	1,224,000	1,326,608
4.00%, 9/15/2025	1,169,000	1,283,094
4.30%, 3/4/2024	1,315,000	1,435,033
4.50%, 11/15/2023	812,000	884,942
4.55%, 6/24/2024	1,398,000	1,541,253
		202,443,270
REAL ESTATE — 0.0% (f)
CBRE Services, Inc. 2.50%, 4/1/2031	490,000	474,937
REAL ESTATE INVESTMENT TRUSTS — 5.1%
Agree L.P. 2.90%, 10/1/2030	294,000	296,764
Security Description	Principal Amount	Value
Alexandria Real Estate Equities, Inc.:
2.75%, 12/15/2029	$234,000	$238,996
3.45%, 4/30/2025	915,000	993,004
3.80%, 4/15/2026	1,424,000	1,573,420
3.95%, 1/15/2027	344,000	384,733
3.95%, 1/15/2028	673,000	748,221
4.30%, 1/15/2026	364,000	408,568
4.50%, 7/30/2029	1,073,000	1,231,954
4.90%, 12/15/2030	353,000	419,166
American Assets Trust L.P. 3.38%, 2/1/2031	1,225,000	1,210,863
American Campus Communities Operating Partnership L.P.:
2.85%, 2/1/2030	801,000	801,873
3.30%, 7/15/2026	845,000	907,260
3.63%, 11/15/2027	845,000	922,140
3.75%, 4/15/2023	1,009,000	1,066,513
4.13%, 7/1/2024	446,000	487,545
American Homes 4 Rent L.P.:
4.25%, 2/15/2028	704,000	773,907
4.90%, 2/15/2029	707,000	808,009
American Tower Corp.:
0.60%, 1/15/2024 (a)	790,000	788,207
1.50%, 1/31/2028	1,183,000	1,129,718
1.60%, 4/15/2026	690,000	691,173
1.88%, 10/15/2030 (a)	1,200,000	1,122,528
2.10%, 6/15/2030	1,025,000	979,367
2.40%, 3/15/2025	1,207,000	1,258,466
2.70%, 4/15/2031	690,000	692,180
2.75%, 1/15/2027	1,068,000	1,115,804
2.90%, 1/15/2030	1,162,000	1,186,123
2.95%, 1/15/2025	826,000	877,410
3.00%, 6/15/2023	1,098,000	1,155,865
3.13%, 1/15/2027 (a)	1,360,000	1,449,610
3.38%, 5/15/2024	1,321,000	1,416,337
3.38%, 10/15/2026	1,294,000	1,397,649
3.50%, 1/31/2023	1,266,000	1,332,781
3.55%, 7/15/2027	1,346,000	1,460,504
3.60%, 1/15/2028	1,471,000	1,596,888
3.80%, 8/15/2029	2,052,000	2,236,372
3.95%, 3/15/2029	1,355,000	1,490,486
4.00%, 6/1/2025	815,000	897,951
4.40%, 2/15/2026 (a)	1,010,000	1,137,795
5.00%, 2/15/2024	1,375,000	1,534,225
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	966,000	994,729
Series GMTN, 2.95%, 5/11/2026	1,194,000	1,276,804
Series GMTN, 3.45%, 6/1/2025	454,000	493,212
Series GMTN, 3.50%, 11/15/2024	1,127,000	1,227,393

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3.50%, 11/15/2025	$209,000	$228,533
Series GMTN, 4.20%, 12/15/2023 (a)	88,000	95,916
Series MTN, 2.30%, 3/1/2030 (a)	782,000	774,594
Series MTN, 2.45%, 1/15/2031	1,190,000	1,186,002
Series MTN, 2.90%, 10/15/2026	697,000	745,950
Series MTN, 3.20%, 1/15/2028	730,000	773,968
Series MTN, 3.30%, 6/1/2029	815,000	868,627
Series MTN, 3.35%, 5/15/2027	537,000	583,660
Boston Properties L.P.:
2.75%, 10/1/2026	1,474,000	1,552,402
2.90%, 3/15/2030	1,341,000	1,354,571
3.13%, 9/1/2023	652,000	686,041
3.20%, 1/15/2025	1,226,000	1,308,559
3.25%, 1/30/2031	340,000	352,033
3.40%, 6/21/2029	1,299,000	1,370,133
3.65%, 2/1/2026	1,453,000	1,586,850
3.80%, 2/1/2024	1,111,000	1,197,336
3.85%, 2/1/2023	1,262,000	1,325,996
4.50%, 12/1/2028	2,180,000	2,478,595
Brandywine Operating Partnership L.P.:
3.95%, 2/15/2023	275,000	286,872
3.95%, 11/15/2027	300,000	319,929
4.10%, 10/1/2024	742,000	792,063
4.55%, 10/1/2029 (a)	742,000	786,980
Brixmor Operating Partnership L.P.:
2.25%, 4/1/2028	250,000	245,288
3.25%, 9/15/2023	1,469,000	1,555,069
3.65%, 6/15/2024	647,000	697,790
3.85%, 2/1/2025	897,000	969,872
3.90%, 3/15/2027	607,000	660,647
4.05%, 7/1/2030	846,000	913,181
4.13%, 6/15/2026	693,000	767,844
4.13%, 5/15/2029	1,355,000	1,467,817
Camden Property Trust:
2.80%, 5/15/2030 (a)	1,129,000	1,157,609
2.95%, 12/15/2022	375,000	388,609
3.15%, 7/1/2029	1,142,000	1,205,792
4.10%, 10/15/2028	669,000	750,551
CBRE Services, Inc. 4.88%, 3/1/2026	1,290,000	1,480,804
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	1,284,000	1,367,499
Security Description	Principal Amount	Value
Columbia Property Trust Operating Partnership L.P.:
3.65%, 8/15/2026	$300,000	$309,687
4.15%, 4/1/2025	667,000	703,218
Corporate Office Properties L.P.:
2.25%, 3/15/2026	1,050,000	1,068,837
2.75%, 4/15/2031	770,000	744,451
5.00%, 7/1/2025	339,000	381,473
Crown Castle International Corp.:
1.05%, 7/15/2026	1,040,000	1,006,543
2.10%, 4/1/2031	1,230,000	1,161,169
2.25%, 1/15/2031	51,000	48,878
3.10%, 11/15/2029	1,203,000	1,240,750
3.15%, 7/15/2023	603,000	636,877
3.20%, 9/1/2024	1,017,000	1,090,834
3.30%, 7/1/2030	1,371,000	1,432,832
3.65%, 9/1/2027	3,292,000	3,598,847
3.70%, 6/15/2026	1,106,000	1,208,438
3.80%, 2/15/2028	821,000	894,956
4.00%, 3/1/2027	782,000	865,283
4.30%, 2/15/2029	1,852,000	2,072,388
4.45%, 2/15/2026	1,073,000	1,208,874
REIT, 1.35%, 7/15/2025	1,119,000	1,116,035
CubeSmart L.P.:
3.00%, 2/15/2030	50,000	50,857
3.13%, 9/1/2026	626,000	665,789
4.00%, 11/15/2025	721,000	793,547
4.38%, 12/15/2023	559,000	608,332
4.38%, 2/15/2029	398,000	444,260
CyrusOne L.P./CyrusOne Finance Corp.:
2.15%, 11/1/2030	200,000	184,994
2.90%, 11/15/2024	1,087,000	1,148,307
3.45%, 11/15/2029	1,041,000	1,070,492
Digital Realty Trust L.P.:
3.60%, 7/1/2029	1,686,000	1,820,239
3.70%, 8/15/2027	449,000	494,008
4.45%, 7/15/2028	1,199,000	1,355,685
4.75%, 10/1/2025	585,000	665,157
Duke Realty L.P.:
1.75%, 7/1/2030	890,000	830,948
1.75%, 2/1/2031	1,015,000	944,082
2.88%, 11/15/2029	841,000	864,195
3.25%, 6/30/2026	669,000	723,972
3.38%, 12/15/2027	628,000	684,859
3.75%, 12/1/2024	583,000	637,365
4.00%, 9/15/2028	540,000	599,427
Equinix, Inc.:
1.00%, 9/15/2025	1,201,000	1,177,821
1.25%, 7/15/2025	1,081,000	1,072,168
1.55%, 3/15/2028	1,110,000	1,062,059
1.80%, 7/15/2027	1,166,000	1,146,085
2.15%, 7/15/2030	901,000	855,617

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.63%, 11/18/2024	$726,000	$764,928
2.90%, 11/18/2026	800,000	844,472
3.20%, 11/18/2029	1,265,000	1,310,806
5.38%, 5/15/2027	1,794,000	1,926,935
ERP Operating L.P.:
2.50%, 2/15/2030 (a)	1,040,000	1,042,652
2.85%, 11/1/2026	894,000	951,127
3.00%, 4/15/2023	991,000	1,035,318
3.00%, 7/1/2029	911,000	948,324
3.25%, 8/1/2027	701,000	757,844
3.38%, 6/1/2025	810,000	875,902
3.50%, 3/1/2028	865,000	935,593
4.15%, 12/1/2028	803,000	901,335
Essex Portfolio L.P.:
1.65%, 1/15/2031	490,000	446,488
1.70%, 3/1/2028	2,850,000	2,747,656
3.00%, 1/15/2030	1,236,000	1,265,676
3.25%, 5/1/2023	1,226,000	1,283,696
3.38%, 4/15/2026	882,000	954,800
3.50%, 4/1/2025	362,000	390,808
3.63%, 5/1/2027	109,000	118,841
3.88%, 5/1/2024	669,000	724,821
4.00%, 3/1/2029	775,000	856,437
Federal Realty Investment Trust:
1.25%, 2/15/2026	1,010,000	997,001
3.20%, 6/15/2029	881,000	910,593
3.25%, 7/15/2027	297,000	315,325
3.50%, 6/1/2030 (a)	1,128,000	1,187,660
3.95%, 1/15/2024	962,000	1,039,528
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	320,000	338,646
4.00%, 1/15/2030	1,464,000	1,527,186
4.00%, 1/15/2031	357,000	369,174
5.25%, 6/1/2025	1,138,000	1,275,197
5.30%, 1/15/2029	1,373,000	1,542,071
5.38%, 11/1/2023	1,081,000	1,182,073
5.38%, 4/15/2026	2,756,000	3,095,208
5.75%, 6/1/2028	2,622,000	3,028,620
HCP, Inc.:
3.25%, 7/15/2026	1,283,000	1,388,065
3.40%, 2/1/2025	832,000	894,816
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028 (a)	1,162,000	1,248,662
Healthcare Trust of America Holdings L.P.:
3.10%, 2/15/2030	1,428,000	1,470,797
3.50%, 8/1/2026	939,000	1,026,956
3.75%, 7/1/2027	489,000	541,034
Healthpeak Properties, Inc.:
2.88%, 1/15/2031	71,000	71,914
3.00%, 1/15/2030	1,024,000	1,054,915
3.50%, 7/15/2029	788,000	845,934
4.00%, 6/1/2025	937,000	1,034,485
Security Description	Principal Amount	Value
Highwoods Realty L.P.:
3.05%, 2/15/2030	$75,000	$75,596
3.88%, 3/1/2027	542,000	586,292
4.13%, 3/15/2028	1,157,000	1,255,634
4.20%, 4/15/2029	755,000	823,033
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	940,000	996,231
Series D, 3.75%, 10/15/2023	1,342,000	1,416,172
Series E, 4.00%, 6/15/2025	1,124,000	1,196,498
Series F, 4.50%, 2/1/2026	461,000	499,074
Series H, 3.38%, 12/15/2029	1,175,000	1,166,693
Series I, 3.50%, 9/15/2030 (a)	741,000	743,942
Hudson Pacific Properties L.P.:
3.95%, 11/1/2027	783,000	841,247
4.65%, 4/1/2029	1,222,000	1,364,155
Kilroy Realty L.P.:
3.05%, 2/15/2030	356,000	358,898
3.45%, 12/15/2024	668,000	714,179
3.80%, 1/15/2023	745,000	777,385
4.25%, 8/15/2029	660,000	724,436
4.38%, 10/1/2025	170,000	186,915
4.75%, 12/15/2028	953,000	1,078,081
Kimco Realty Corp.:
1.90%, 3/1/2028	1,233,000	1,205,036
2.70%, 3/1/2024	844,000	886,588
2.70%, 10/1/2030	754,000	754,581
2.80%, 10/1/2026	696,000	736,097
3.30%, 2/1/2025	711,000	761,488
3.40%, 11/1/2022	353,000	367,671
3.80%, 4/1/2027 (a)	960,000	1,055,501
Kite Realty Group L.P. 4.00%, 10/1/2026	871,000	910,265
Lexington Realty Trust 2.70%, 9/15/2030	300,000	292,713
Life Storage L.P.:
2.20%, 10/15/2030	913,000	865,433
3.50%, 7/1/2026	662,000	719,097
3.88%, 12/15/2027	736,000	814,112
4.00%, 6/15/2029	852,000	921,941
Mid-America Apartments L.P.:
2.75%, 3/15/2030	490,000	496,527
3.60%, 6/1/2027	1,062,000	1,158,323
3.75%, 6/15/2024	93,000	100,582
3.95%, 3/15/2029	833,000	920,457
4.00%, 11/15/2025	882,000	973,525
4.20%, 6/15/2028	1,116,000	1,251,784
4.30%, 10/15/2023	769,000	830,535
National Health Investors, Inc. 3.00%, 2/1/2031	574,000	539,503

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
National Retail Properties, Inc.:
2.50%, 4/15/2030	$1,043,000	$1,025,342
3.50%, 10/15/2027	490,000	527,118
3.60%, 12/15/2026	206,000	223,345
3.90%, 6/15/2024	411,000	446,576
4.00%, 11/15/2025	605,000	664,738
4.30%, 10/15/2028	1,243,000	1,388,791
Office Properties Income Trust:
4.00%, 7/15/2022	288,000	295,151
4.25%, 5/15/2024	1,089,000	1,144,996
4.50%, 2/1/2025	1,342,000	1,417,581
Omega Healthcare Investors, Inc.:
3.38%, 2/1/2031	2,500,000	2,475,075
3.63%, 10/1/2029	985,000	1,005,990
4.38%, 8/1/2023	183,000	196,441
4.50%, 1/15/2025	1,140,000	1,236,113
4.50%, 4/1/2027	862,000	940,528
4.75%, 1/15/2028	1,272,000	1,396,198
4.95%, 4/1/2024	485,000	529,964
5.25%, 1/15/2026	1,049,000	1,191,601
Physicians Realty L.P.:
3.95%, 1/15/2028	697,000	742,305
4.30%, 3/15/2027	549,000	602,945
Piedmont Operating Partnership L.P.:
3.15%, 8/15/2030	852,000	831,330
3.40%, 6/1/2023	301,000	313,037
4.45%, 3/15/2024	100,000	107,881
Prologis L.P.:
1.25%, 10/15/2030	1,188,000	1,078,027
1.63%, 3/15/2031 (a)	1,330,000	1,235,942
2.13%, 4/15/2027	1,105,000	1,129,686
2.25%, 4/15/2030	1,443,000	1,422,827
3.25%, 10/1/2026	410,000	449,204
3.88%, 9/15/2028	193,000	215,145
4.38%, 2/1/2029	1,107,000	1,273,482
Public Storage:
0.88%, 2/15/2026	1,065,000	1,040,750
2.37%, 9/15/2022	679,000	697,503
3.09%, 9/15/2027	1,047,000	1,135,157
3.39%, 5/1/2029	981,000	1,073,086
Rayonier, Inc. 3.75%, 4/1/2022	243,000	248,786
Realty Income Corp.:
0.75%, 3/15/2026 (a)	1,136,000	1,094,536
3.00%, 1/15/2027	705,000	747,934
3.25%, 6/15/2029 (a)	887,000	934,863
3.25%, 1/15/2031	1,343,000	1,419,632
3.65%, 1/15/2028	944,000	1,028,856
3.88%, 7/15/2024	358,000	390,009
3.88%, 4/15/2025	614,000	673,245
4.13%, 10/15/2026	861,000	972,543
4.65%, 8/1/2023	1,153,000	1,250,913
Security Description	Principal Amount	Value
Regency Centers L.P.:
2.95%, 9/15/2029	$624,000	$635,307
3.60%, 2/1/2027	751,000	812,469
3.70%, 6/15/2030	893,000	959,421
4.13%, 3/15/2028	1,044,000	1,142,011
Rexford Industrial Realty L.P. 2.13%, 12/1/2030	490,000	457,724
Sabra Health Care L.P.:
3.90%, 10/15/2029	940,000	962,814
4.80%, 6/1/2024	748,000	815,028
5.13%, 8/15/2026	1,393,000	1,549,322
Simon Property Group L.P.:
1.75%, 2/1/2028	1,230,000	1,195,375
2.20%, 2/1/2031 (a)	890,000	850,760
2.45%, 9/13/2029	1,502,000	1,486,635
2.63%, 6/15/2022	824,000	840,867
2.65%, 7/15/2030	1,237,000	1,232,646
2.75%, 2/1/2023	852,000	882,314
2.75%, 6/1/2023	1,023,000	1,066,682
3.25%, 11/30/2026	1,265,000	1,361,115
3.30%, 1/15/2026	1,394,000	1,492,904
3.38%, 10/1/2024	1,368,000	1,472,105
3.38%, 6/15/2027 (a)	1,206,000	1,299,320
3.38%, 12/1/2027 (a)	1,383,000	1,488,481
3.50%, 9/1/2025	3,045,000	3,304,738
3.75%, 2/1/2024	1,204,000	1,297,406
REIT, 2.00%, 9/13/2024	1,286,000	1,330,457
SITE Centers Corp.:
3.63%, 2/1/2025	636,000	664,321
4.25%, 2/1/2026	579,000	615,234
4.70%, 6/1/2027	762,000	832,554
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	690,000	714,316
SL Green Realty Corp. 4.50%, 12/1/2022 (a)	418,000	439,305
Spirit Realty L.P.:
2.10%, 3/15/2028	895,000	870,575
3.20%, 1/15/2027	405,000	422,537
3.20%, 2/15/2031	107,000	107,403
3.40%, 1/15/2030	737,000	762,500
4.00%, 7/15/2029	1,239,000	1,341,713
4.45%, 9/15/2026	521,000	577,643
STORE Capital Corp.:
2.75%, 11/18/2030	783,000	766,291
4.50%, 3/15/2028	968,000	1,066,000
4.63%, 3/15/2029	466,000	517,372
Tanger Properties L.P.:
3.13%, 9/1/2026 (a)	481,000	492,674
3.88%, 7/15/2027 (a)	763,000	803,401
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	1,134,000	1,214,469
Series MTN, 2.95%, 9/1/2026	430,000	457,714

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.20%, 1/15/2030	$1,283,000	$1,348,356
Series MTN, 3.50%, 7/1/2027	679,000	737,082
Series MTN, 4.40%, 1/26/2029	1,052,000	1,186,267
Ventas Realty L.P.:
2.65%, 1/15/2025	1,041,000	1,088,365
3.00%, 1/15/2030	600,000	611,274
3.13%, 6/15/2023	654,000	684,470
3.25%, 10/15/2026	1,025,000	1,102,531
3.50%, 4/15/2024	1,092,000	1,176,139
3.50%, 2/1/2025	745,000	804,920
3.85%, 4/1/2027	590,000	650,446
4.00%, 3/1/2028	908,000	1,003,585
4.13%, 1/15/2026	963,000	1,078,676
4.40%, 1/15/2029	915,000	1,023,867
4.75%, 11/15/2030 (a)	923,000	1,067,542
VEREIT Operating Partnership L.P.:
2.20%, 6/15/2028	1,090,000	1,070,173
3.10%, 12/15/2029	925,000	945,868
3.40%, 1/15/2028	1,044,000	1,103,372
3.95%, 8/15/2027	932,000	1,023,839
4.60%, 2/6/2024 (a)	750,000	820,725
4.63%, 11/1/2025	1,640,000	1,851,888
4.88%, 6/1/2026	817,000	935,816
Vornado Realty L.P. 3.50%, 1/15/2025	1,053,000	1,111,957
Washington Real Estate Investment Trust 3.95%, 10/15/2022	125,000	129,625
Welltower, Inc.:
2.70%, 2/15/2027	1,339,000	1,396,068
2.75%, 1/15/2031	300,000	299,307
3.10%, 1/15/2030	1,164,000	1,198,664
3.75%, 3/15/2023	216,000	227,938
4.00%, 6/1/2025	1,243,000	1,367,772
4.13%, 3/15/2029	981,000	1,083,416
4.25%, 4/1/2026	931,000	1,045,597
4.25%, 4/15/2028	1,519,000	1,690,131
4.50%, 1/15/2024	867,000	948,585
REIT, 3.63%, 3/15/2024	1,168,000	1,259,957
Weyerhaeuser Co.:
4.00%, 11/15/2029	840,000	935,676
4.00%, 4/15/2030	700,000	775,936
6.95%, 10/1/2027 (a)	532,000	678,875
8.50%, 1/15/2025	12,000	15,114
WP Carey, Inc.:
3.85%, 7/15/2029	768,000	827,858
4.00%, 2/1/2025	1,232,000	1,337,127
4.25%, 10/1/2026	302,000	338,581
4.60%, 4/1/2024	726,000	798,781
		315,622,930
Security Description	Principal Amount	Value
RETAIL — 2.6%
Advance Auto Parts, Inc.:
1.75%, 10/1/2027	$215,000	$211,590
3.90%, 4/15/2030	920,000	999,148
AutoNation, Inc.:
3.50%, 11/15/2024	541,000	582,170
3.80%, 11/15/2027 (a)	967,000	1,051,555
4.50%, 10/1/2025	771,000	857,275
4.75%, 6/1/2030	1,102,000	1,269,989
AutoZone, Inc.:
2.88%, 1/15/2023	417,000	432,266
3.13%, 7/15/2023	665,000	699,986
3.13%, 4/18/2024	768,000	818,703
3.13%, 4/21/2026 (a)	779,000	836,817
3.25%, 4/15/2025	552,000	591,253
3.63%, 4/15/2025 (a)	583,000	635,120
3.75%, 6/1/2027	215,000	237,747
3.75%, 4/18/2029	1,200,000	1,304,196
4.00%, 4/15/2030	1,226,000	1,357,844
Best Buy Co., Inc.:
1.95%, 10/1/2030	1,158,000	1,092,272
4.45%, 10/1/2028	753,000	859,519
Costco Wholesale Corp.:
1.38%, 6/20/2027	1,061,000	1,057,127
1.60%, 4/20/2030	2,957,000	2,832,126
2.75%, 5/18/2024	1,186,000	1,267,585
3.00%, 5/18/2027 (a)	1,839,000	1,999,342
Darden Restaurants, Inc. 3.85%, 5/1/2027	1,072,000	1,165,457
Dollar General Corp.:
3.25%, 4/15/2023	1,321,000	1,390,498
3.50%, 4/3/2030 (a)	1,224,000	1,320,978
3.88%, 4/15/2027	840,000	934,021
4.13%, 5/1/2028	1,041,000	1,167,554
4.15%, 11/1/2025	587,000	655,861
Dollar Tree, Inc.:
3.70%, 5/15/2023	1,154,000	1,225,744
4.00%, 5/15/2025	1,326,000	1,464,010
4.20%, 5/15/2028 (a)	1,592,000	1,788,198
Genuine Parts Co. 1.88%, 11/1/2030	963,000	888,271
Home Depot, Inc.:
0.90%, 3/15/2028 (a)	925,000	883,468
1.38%, 3/15/2031	1,040,000	963,914
2.13%, 9/15/2026	1,277,000	1,332,894
2.50%, 4/15/2027	1,242,000	1,309,851
2.70%, 4/1/2023	639,000	665,154
2.70%, 4/15/2030	1,543,000	1,609,118
2.80%, 9/14/2027	1,742,000	1,867,250
2.95%, 6/15/2029	2,276,000	2,415,769
3.00%, 4/1/2026	1,370,000	1,482,285
3.35%, 9/15/2025	1,489,000	1,628,222
3.75%, 2/15/2024 (a)	1,448,000	1,569,285
3.90%, 12/6/2028	1,419,000	1,624,911

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Kohl's Corp.:
3.25%, 2/1/2023	$868,000	$901,921
3.38%, 5/1/2031	1,005,000	1,005,975
4.25%, 7/17/2025	1,203,000	1,317,514
9.50%, 5/15/2025 (a)	1,171,000	1,520,965
Lowe's Cos., Inc.:
1.30%, 4/15/2028	1,386,000	1,318,377
1.70%, 10/15/2030	1,282,000	1,199,580
2.50%, 4/15/2026	1,675,000	1,762,167
2.63%, 4/1/2031	3,450,000	3,467,733
3.10%, 5/3/2027	1,258,000	1,354,413
3.12%, 4/15/2022	5,000	5,110
3.13%, 9/15/2024	499,000	535,692
3.38%, 9/15/2025	1,052,000	1,146,091
3.65%, 4/5/2029	1,872,000	2,047,631
3.88%, 9/15/2023	436,000	468,835
4.00%, 4/15/2025	1,372,000	1,518,049
4.50%, 4/15/2030	2,432,000	2,813,021
6.50%, 3/15/2029	861,000	1,105,558
McDonald's Corp.:
Class MTN, 3.30%, 7/1/2025	791,000	856,519
Class MTN, 3.50%, 7/1/2027	1,432,000	1,574,627
Series MTN, 2.13%, 3/1/2030	1,002,000	980,166
Series MTN, 2.63%, 9/1/2029	1,338,000	1,370,259
Series MTN, 3.25%, 6/10/2024	1,146,000	1,233,910
Series MTN, 3.35%, 4/1/2023	1,262,000	1,329,618
Series MTN, 3.38%, 5/26/2025	1,131,000	1,226,332
Series MTN, 3.50%, 3/1/2027 (a)	1,631,000	1,785,407
Series MTN, 3.60%, 7/1/2030 (a)	1,283,000	1,400,895
Series MTN, 3.70%, 1/30/2026	1,908,000	2,104,047
Series MTN, 3.80%, 4/1/2028	1,158,000	1,281,431
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026 (a)	852,000	930,861
3.60%, 9/1/2027	1,069,000	1,171,849
3.80%, 9/1/2022	331,000	343,429
3.85%, 6/15/2023	378,000	401,636
3.90%, 6/1/2029	1,273,000	1,399,040
4.20%, 4/1/2030	1,034,000	1,164,170
4.35%, 6/1/2028	703,000	796,689
Ross Stores, Inc.:
0.88%, 4/15/2026 (a)	840,000	812,868
4.60%, 4/15/2025	1,347,000	1,512,115
Starbucks Corp.:
2.00%, 3/12/2027	1,021,000	1,041,144
2.25%, 3/12/2030	1,422,000	1,403,372
Security Description	Principal Amount	Value
2.45%, 6/15/2026	$1,022,000	$1,071,996
2.55%, 11/15/2030	1,489,000	1,494,033
3.10%, 3/1/2023	1,410,000	1,478,695
3.50%, 3/1/2028 (a)	829,000	902,847
3.55%, 8/15/2029	1,032,000	1,128,967
3.80%, 8/15/2025	1,190,000	1,313,177
3.85%, 10/1/2023	1,113,000	1,197,655
4.00%, 11/15/2028	956,000	1,075,232
Target Corp.:
2.25%, 4/15/2025	1,652,000	1,730,751
2.35%, 2/15/2030	1,277,000	1,294,878
2.50%, 4/15/2026 (a)	1,202,000	1,276,596
2.65%, 9/15/2030 (a)	60,000	62,321
3.38%, 4/15/2029	1,829,000	2,001,530
3.50%, 7/1/2024	1,400,000	1,531,320
TJX Cos., Inc.:
1.15%, 5/15/2028	1,480,000	1,404,638
2.25%, 9/15/2026	969,000	1,007,944
2.50%, 5/15/2023	1,107,000	1,150,516
3.50%, 4/15/2025	1,651,000	1,798,979
3.75%, 4/15/2027	867,000	966,982
3.88%, 4/15/2030	74,000	82,643
Tractor Supply Co. 1.75%, 11/1/2030	1,133,000	1,050,450
Walgreen Co. 3.10%, 9/15/2022	1,300,000	1,349,686
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (a)	1,037,000	1,078,978
3.45%, 6/1/2026	2,251,000	2,437,698
3.80%, 11/18/2024	2,659,000	2,895,332
Walmart, Inc.:
2.35%, 12/15/2022	1,435,000	1,483,202
2.38%, 9/24/2029 (a)	1,161,000	1,195,807
2.55%, 4/11/2023 (a)	1,953,000	2,032,194
2.65%, 12/15/2024	1,120,000	1,198,893
2.85%, 7/8/2024	3,224,000	3,459,578
3.05%, 7/8/2026	1,642,000	1,784,969
3.25%, 7/8/2029	1,548,000	1,694,286
3.30%, 4/22/2024	2,523,000	2,719,138
3.40%, 6/26/2023	3,728,000	3,974,160
3.55%, 6/26/2025	1,951,000	2,150,880
3.70%, 6/26/2028	3,573,000	4,014,694
5.88%, 4/5/2027	1,062,000	1,322,880
7.55%, 2/15/2030	34,000	48,982
		159,818,866
SAVINGS & LOANS — 0.1%
People's United Financial, Inc. 3.65%, 12/6/2022	5,548,000	5,785,343
SEMICONDUCTORS — 2.2%
Altera Corp. 4.10%, 11/15/2023	640,000	700,352
Analog Devices, Inc.:
2.88%, 6/1/2023	963,000	1,007,452
2.95%, 4/1/2025	628,000	667,765

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 12/5/2023	$977,000	$1,039,889
3.50%, 12/5/2026	855,000	936,328
3.90%, 12/15/2025	875,000	969,351
Applied Materials, Inc.:
1.75%, 6/1/2030	1,118,000	1,074,588
3.30%, 4/1/2027	1,553,000	1,695,954
3.90%, 10/1/2025 (a)	872,000	971,757
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.13%, 1/15/2025	982,000	1,046,056
3.50%, 1/15/2028	1,028,000	1,091,438
3.63%, 1/15/2024	1,750,000	1,876,017
3.88%, 1/15/2027	10,996,000	11,930,440
Broadcom, Inc.:
1.95%, 2/15/2028 (a) (e)	1,055,000	1,025,270
2.45%, 2/15/2031 (e)	3,070,000	2,900,137
3.15%, 11/15/2025	2,862,000	3,048,860
3.46%, 9/15/2026	1,425,000	1,529,866
3.63%, 10/15/2024	979,000	1,065,230
4.11%, 9/15/2028	2,567,000	2,802,779
4.15%, 11/15/2030	4,116,000	4,441,041
4.25%, 4/15/2026	3,180,000	3,531,136
4.70%, 4/15/2025	4,003,000	4,513,222
4.75%, 4/15/2029	3,775,000	4,243,326
5.00%, 4/15/2030	2,841,000	3,237,945
Intel Corp.:
2.35%, 5/11/2022	2,510,000	2,562,735
2.45%, 11/15/2029	2,443,000	2,500,191
2.60%, 5/19/2026	1,317,000	1,398,430
2.70%, 12/15/2022	2,000,000	2,081,920
2.88%, 5/11/2024 (a)	1,603,000	1,712,677
3.10%, 7/29/2022	957,000	991,959
3.15%, 5/11/2027 (a)	1,781,000	1,936,909
3.40%, 3/25/2025	1,945,000	2,118,572
3.70%, 7/29/2025	2,923,000	3,223,864
3.75%, 3/25/2027	1,658,000	1,855,136
3.90%, 3/25/2030 (a)	1,679,000	1,904,775
KLA Corp.:
4.10%, 3/15/2029	1,272,000	1,433,099
4.65%, 11/1/2024	1,586,000	1,773,814
Lam Research Corp.:
1.90%, 6/15/2030	1,237,000	1,201,102
3.75%, 3/15/2026	1,128,000	1,252,520
3.80%, 3/15/2025 (a)	284,000	312,235
4.00%, 3/15/2029	1,347,000	1,528,293
Marvell Technology Group, Ltd.:
4.20%, 6/22/2023	822,000	880,732
4.88%, 6/22/2028	1,169,000	1,339,919
Maxim Integrated Products, Inc.:
3.38%, 3/15/2023	750,000	785,445
3.45%, 6/15/2027	492,000	538,750
Microchip Technology, Inc. 4.33%, 6/1/2023	958,000	1,027,484
Security Description	Principal Amount	Value
Micron Technology, Inc.:
2.50%, 4/24/2023	$1,528,000	$1,585,651
4.19%, 2/15/2027	1,308,000	1,452,495
4.64%, 2/6/2024	833,000	916,025
4.66%, 2/15/2030	1,305,000	1,488,261
4.98%, 2/6/2026	1,282,000	1,468,634
5.33%, 2/6/2029	1,038,000	1,217,605
NVIDIA Corp.:
2.85%, 4/1/2030	1,530,000	1,606,852
3.20%, 9/16/2026 (a)	1,335,000	1,456,325
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (e)	1,317,000	1,463,714
5.35%, 3/1/2026 (e)	1,274,000	1,485,064
5.55%, 12/1/2028 (e)	847,000	1,013,317
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025 (e)	1,040,000	1,091,033
3.15%, 5/1/2027 (e)	810,000	861,451
3.40%, 5/1/2030 (e)	2,124,000	2,240,225
3.88%, 6/18/2026 (e)	1,177,000	1,294,724
4.30%, 6/18/2029 (e)	1,334,000	1,494,280
QUALCOMM, Inc.:
1.30%, 5/20/2028	3,503,000	3,350,795
2.15%, 5/20/2030	1,560,000	1,547,380
2.60%, 1/30/2023	1,411,000	1,466,269
2.90%, 5/20/2024	1,429,000	1,525,686
3.25%, 5/20/2027	3,253,000	3,549,381
3.45%, 5/20/2025	1,466,000	1,603,599
Texas Instruments, Inc.:
1.38%, 3/12/2025	946,000	962,555
1.75%, 5/4/2030	1,198,000	1,151,817
1.85%, 5/15/2022	4,000	4,068
2.25%, 5/1/2023	1,188,000	1,228,451
2.25%, 9/4/2029 (a)	1,171,000	1,180,485
2.63%, 5/15/2024 (a)	1,125,000	1,192,837
2.90%, 11/3/2027	685,000	740,759
Xilinx, Inc.:
2.38%, 6/1/2030	996,000	974,118
2.95%, 6/1/2024	1,252,000	1,329,436
		135,650,052
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
3.48%, 12/1/2027	660,000	713,849
3.84%, 5/1/2025	951,000	1,037,104
Series WI, 4.20%, 5/1/2030	1,206,000	1,344,232
		3,095,185
SOFTWARE — 2.4%
Activision Blizzard, Inc.:
1.35%, 9/15/2030	925,000	836,524
3.40%, 9/15/2026	1,295,000	1,417,740
3.40%, 6/15/2027	369,000	403,955

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Adobe, Inc.:
1.70%, 2/1/2023	$1,020,000	$1,046,041
1.90%, 2/1/2025	741,000	766,238
2.15%, 2/1/2027	1,375,000	1,419,894
2.30%, 2/1/2030	1,290,000	1,307,157
3.25%, 2/1/2025	1,064,000	1,151,982
Autodesk, Inc.:
2.85%, 1/15/2030	1,102,000	1,133,198
3.50%, 6/15/2027	1,215,000	1,331,847
3.60%, 12/15/2022	210,000	219,034
4.38%, 6/15/2025	844,000	942,107
Broadridge Financial Solutions, Inc.:
2.90%, 12/1/2029	839,000	861,208
3.40%, 6/27/2026	875,000	949,777
CA, Inc. 4.70%, 3/15/2027	584,000	652,871
Cadence Design Systems, Inc. 4.38%, 10/15/2024	266,000	295,026
Citrix Systems, Inc.:
1.25%, 3/1/2026	1,160,000	1,143,226
3.30%, 3/1/2030	1,164,000	1,196,813
4.50%, 12/1/2027	1,130,000	1,284,573
Electronic Arts, Inc.:
1.85%, 2/15/2031	1,090,000	1,028,818
4.80%, 3/1/2026	1,006,000	1,160,934
Fidelity National Information Services, Inc.:
0.38%, 3/1/2023	1,580,000	1,575,402
0.60%, 3/1/2024	820,000	815,588
1.15%, 3/1/2026	795,000	781,843
1.65%, 3/1/2028	2,120,000	2,070,880
2.25%, 3/1/2031	2,320,000	2,279,238
3.75%, 5/21/2029	381,000	421,074
Fiserv, Inc.:
2.25%, 6/1/2027	1,431,000	1,463,455
2.65%, 6/1/2030	2,175,000	2,196,576
2.75%, 7/1/2024	2,178,000	2,302,516
3.20%, 7/1/2026	2,364,000	2,549,314
3.50%, 7/1/2029	3,555,000	3,834,103
3.80%, 10/1/2023	2,701,000	2,906,708
3.85%, 6/1/2025	1,007,000	1,106,814
4.20%, 10/1/2028	1,487,000	1,674,987
Intuit, Inc.:
0.65%, 7/15/2023	1,120,000	1,125,723
0.95%, 7/15/2025	772,000	768,773
1.35%, 7/15/2027	965,000	946,694
1.65%, 7/15/2030	1,102,000	1,044,343
Microsoft Corp.:
2.00%, 8/8/2023	1,923,000	1,996,286
2.13%, 11/15/2022	588,000	605,775
2.38%, 5/1/2023 (a)	798,000	828,172
2.40%, 8/8/2026	5,536,000	5,847,843
2.65%, 11/3/2022 (a)	1,389,000	1,435,795
2.70%, 2/12/2025	2,220,000	2,369,917
Security Description	Principal Amount	Value
2.88%, 2/6/2024	$2,686,000	$2,864,538
3.13%, 11/3/2025	3,592,000	3,917,184
3.30%, 2/6/2027	5,886,000	6,490,433
3.63%, 12/15/2023	2,526,000	2,730,707
Oracle Corp.:
1.65%, 3/25/2026	2,695,000	2,714,404
2.30%, 3/25/2028 (a)	2,550,000	2,580,625
2.40%, 9/15/2023	3,300,000	3,431,505
2.50%, 5/15/2022	4,397,000	4,482,873
2.50%, 10/15/2022	3,468,000	3,577,797
2.50%, 4/1/2025	4,589,000	4,813,402
2.63%, 2/15/2023	1,468,000	1,522,243
2.65%, 7/15/2026	4,095,000	4,296,556
2.80%, 4/1/2027	3,070,000	3,232,495
2.88%, 3/25/2031	2,495,000	2,539,960
2.95%, 11/15/2024	2,517,000	2,683,500
2.95%, 5/15/2025	3,246,000	3,458,613
2.95%, 4/1/2030	5,233,000	5,394,072
3.25%, 11/15/2027	3,084,000	3,310,952
3.25%, 5/15/2030 (a)	774,000	812,367
3.40%, 7/8/2024 (a)	2,466,000	2,649,495
3.63%, 7/15/2023	1,326,000	1,416,486
salesforce.com, Inc.:
3.25%, 4/11/2023	1,196,000	1,263,371
3.70%, 4/11/2028	1,809,000	2,021,919
ServiceNow, Inc. 1.40%, 9/1/2030	1,989,000	1,798,096
VMware, Inc.:
2.95%, 8/21/2022	1,774,000	1,830,786
3.90%, 8/21/2027	1,665,000	1,825,156
4.50%, 5/15/2025	1,209,000	1,349,123
4.65%, 5/15/2027	803,000	910,040
4.70%, 5/15/2030 (a)	1,161,000	1,335,127
		144,750,607
TELECOMMUNICATIONS — 2.9%
America Movil SAB de CV:
2.88%, 5/7/2030 (a)	1,154,000	1,175,857
3.13%, 7/16/2022	2,082,000	2,149,394
3.63%, 4/22/2029	1,227,000	1,316,731
AT&T, Inc.:
0.90%, 3/25/2024	3,460,000	3,467,750
1.65%, 2/1/2028	3,494,000	3,382,402
1.70%, 3/25/2026	2,960,000	2,960,266
2.30%, 6/1/2027	3,445,000	3,512,246
2.63%, 12/1/2022	1,302,000	1,342,245
2.95%, 7/15/2026	590,000	633,123
3.00%, 6/30/2022	3,650,000	3,748,440
3.40%, 5/15/2025	1,284,000	1,392,806
3.60%, 7/15/2025	1,316,000	1,438,454
3.80%, 3/1/2024	1,191,000	1,287,411
3.80%, 2/15/2027	1,181,000	1,304,816
3.88%, 1/15/2026	155,000	172,143
3.90%, 3/11/2024	239,000	258,897
3.95%, 1/15/2025	300,000	329,787

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.05%, 12/15/2023	$835,000	$911,962
4.10%, 2/15/2028	2,836,000	3,175,101
4.13%, 2/17/2026 (a)	2,275,000	2,545,998
4.25%, 3/1/2027	2,012,000	2,262,353
4.30%, 2/15/2030	5,496,000	6,187,232
4.35%, 3/1/2029	3,781,000	4,273,437
4.45%, 4/1/2024	1,815,000	1,993,741
7.13%, 3/15/2026	151,000	188,101
Bell Canada Series US-3, 0.75%, 3/17/2024	2,470,000	2,466,641
British Telecommunications PLC:
4.50%, 12/4/2023	1,193,000	1,306,884
5.13%, 12/4/2028	1,324,000	1,557,196
Cisco Systems, Inc.:
2.20%, 9/20/2023 (a)	1,695,000	1,772,139
2.50%, 9/20/2026 (a)	1,848,000	1,975,438
2.60%, 2/28/2023	867,000	906,891
2.95%, 2/28/2026	1,232,000	1,337,410
3.00%, 6/15/2022	960,000	991,872
3.50%, 6/15/2025	1,021,000	1,130,084
3.63%, 3/4/2024	1,091,000	1,191,797
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	599,000	888,515
Juniper Networks, Inc.:
1.20%, 12/10/2025 (a)	705,000	693,995
2.00%, 12/10/2030	1,240,000	1,141,941
3.75%, 8/15/2029	1,228,000	1,324,914
Koninklijke KPN NV 8.38%, 10/1/2030	200,000	279,340
Motorola Solutions, Inc.:
2.30%, 11/15/2030	1,217,000	1,153,047
3.50%, 3/1/2023	301,000	316,480
4.00%, 9/1/2024	827,000	910,345
4.60%, 2/23/2028	1,398,000	1,594,070
4.60%, 5/23/2029	1,263,000	1,432,874
Rogers Communications, Inc.:
2.90%, 11/15/2026	1,235,000	1,305,778
3.00%, 3/15/2023	904,000	940,612
3.63%, 12/15/2025	1,065,000	1,162,767
4.10%, 10/1/2023	1,231,000	1,324,297
Telefonica Emisiones SA:
4.10%, 3/8/2027	1,768,000	1,976,748
4.57%, 4/27/2023	1,121,000	1,209,750
Telefonica Europe B.V. 8.25%, 9/15/2030	1,643,000	2,336,691
TELUS Corp.:
2.80%, 2/16/2027	708,000	754,133
3.70%, 9/15/2027	803,000	891,715
T-Mobile USA, Inc.:
1.50%, 2/15/2026 (e)	1,169,000	1,157,859
2.05%, 2/15/2028 (e)	3,629,000	3,559,686
2.55%, 2/15/2031 (e)	539,000	526,716
3.50%, 4/15/2025 (e)	3,709,000	4,000,676
Security Description	Principal Amount	Value
3.75%, 4/15/2027 (e)	$6,226,000	$6,801,033
3.88%, 4/15/2030 (e)	9,519,000	10,329,067
Verizon Communications, Inc.:
0.75%, 3/22/2024 (a)	1,435,000	1,436,923
0.85%, 11/20/2025	3,670,000	3,589,774
1.45%, 3/20/2026	1,370,000	1,370,877
1.50%, 9/18/2030	1,237,000	1,138,164
1.68%, 10/30/2030 (e)	4,796,000	4,450,065
1.75%, 1/20/2031	172,000	160,142
2.10%, 3/22/2028	1,780,000	1,785,767
2.45%, 11/1/2022	1,495,000	1,535,440
2.55%, 3/21/2031	4,210,000	4,204,485
2.63%, 8/15/2026	2,909,000	3,072,049
3.00%, 3/22/2027	554,000	591,833
3.15%, 3/22/2030	1,923,000	2,026,227
3.38%, 2/15/2025	3,294,000	3,572,969
3.50%, 11/1/2024	789,000	856,081
3.88%, 2/8/2029	337,000	376,392
4.02%, 12/3/2029	5,236,000	5,854,948
4.13%, 3/16/2027	3,342,000	3,784,882
4.15%, 3/15/2024	942,000	1,026,450
4.33%, 9/21/2028	6,388,000	7,314,196
5.15%, 9/15/2023	4,156,000	4,613,035
7.75%, 12/1/2030	1,115,000	1,604,150
Vodafone Group PLC:
4.13%, 5/30/2025	1,961,000	2,190,770
4.38%, 5/30/2028	4,956,000	5,691,916
7.88%, 2/15/2030	986,000	1,387,154
		177,694,783
TEXTILES — 0.0% (f)
Mohawk Industries, Inc.:
3.63%, 5/15/2030	881,000	946,388
3.85%, 2/1/2023	677,000	712,082
		1,658,470
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
2.60%, 11/19/2022	320,000	329,891
3.00%, 11/19/2024	1,120,000	1,192,946
3.50%, 9/15/2027	846,000	904,069
3.55%, 11/19/2026	1,346,000	1,452,819
3.90%, 11/19/2029 (a)	1,220,000	1,306,766
		5,186,491
TRANSPORTATION — 1.4%
BNSF Funding Trust I 3 Month USD LIBOR + 2.35%, 6.61%, 12/15/2055 (a) (b)	412,000	473,635
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	563,000	587,648
3.00%, 4/1/2025 (a)	1,000,000	1,075,420
3.05%, 9/1/2022	200,000	206,246

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 6/15/2027	$929,000	$1,008,179
3.40%, 9/1/2024	1,200,000	1,301,460
3.65%, 9/1/2025 (a)	740,000	813,275
3.75%, 4/1/2024	1,232,000	1,338,457
3.85%, 9/1/2023	1,186,000	1,274,926
7.00%, 12/15/2025	230,000	288,673
Canadian National Railway Co.:
2.75%, 3/1/2026	657,000	698,509
2.95%, 11/21/2024	455,000	488,825
6.90%, 7/15/2028	719,000	940,567
Canadian Pacific Railway Co.:
2.05%, 3/5/2030	996,000	962,853
2.90%, 2/1/2025	916,000	973,186
4.00%, 6/1/2028	1,100,000	1,227,490
4.45%, 3/15/2023	717,000	762,694
4.50%, 1/15/2022	60,000	61,607
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	1,128,000	1,269,598
CSX Corp.:
2.40%, 2/15/2030 (a)	968,000	977,060
2.60%, 11/1/2026	1,252,000	1,323,502
3.25%, 6/1/2027	1,313,000	1,425,511
3.35%, 11/1/2025	1,119,000	1,219,732
3.40%, 8/1/2024	563,000	608,665
3.80%, 3/1/2028	1,264,000	1,397,997
4.25%, 3/15/2029	1,071,000	1,217,588
FedEx Corp.:
2.63%, 8/1/2022	953,000	981,161
3.10%, 8/5/2029 (a)	839,000	881,781
3.20%, 2/1/2025	1,291,000	1,390,149
3.25%, 4/1/2026	911,000	984,226
3.30%, 3/15/2027	679,000	737,319
3.40%, 2/15/2028 (a)	937,000	1,019,503
3.80%, 5/15/2025	911,000	1,004,432
4.00%, 1/15/2024	1,209,000	1,319,104
4.20%, 10/17/2028	559,000	635,890
4.25%, 5/15/2030 (a)	1,362,000	1,550,010
JB Hunt Transport Services, Inc.:
3.30%, 8/15/2022	354,000	365,523
3.88%, 3/1/2026	1,457,000	1,610,364
Kansas City Southern:
2.88%, 11/15/2029	969,000	996,268
3.00%, 5/15/2023	698,000	726,081
Kirby Corp. 4.20%, 3/1/2028	902,000	981,069
Norfolk Southern Corp.:
2.55%, 11/1/2029	627,000	638,756
2.90%, 2/15/2023	1,276,000	1,326,695
2.90%, 6/15/2026	1,102,000	1,180,385
3.15%, 6/1/2027 (a)	734,000	794,019
3.65%, 8/1/2025	512,000	560,410
3.80%, 8/1/2028 (a)	927,000	1,031,084
3.85%, 1/15/2024 (a)	220,000	237,536
Security Description	Principal Amount	Value
7.80%, 5/15/2027	$1,292,000	$1,732,727
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2022	612,000	627,961
Series MTN, 2.50%, 9/1/2024	795,000	834,663
Series MTN, 2.88%, 6/1/2022	55,000	56,409
Series MTN, 2.90%, 12/1/2026	975,000	1,035,869
Series MTN, 3.35%, 9/1/2025	1,169,000	1,263,993
Series MTN, 3.40%, 3/1/2023	1,150,000	1,206,913
Series MTN, 3.65%, 3/18/2024 (a)	1,168,000	1,260,949
Series MTN, 3.75%, 6/9/2023	330,000	351,655
Series MTN, 3.88%, 12/1/2023	950,000	1,027,482
Series MTN, 4.63%, 6/1/2025	800,000	901,880
Union Pacific Corp.:
2.15%, 2/5/2027	1,231,000	1,267,868
2.40%, 2/5/2030	851,000	854,600
2.75%, 4/15/2023	10,000	10,407
2.75%, 3/1/2026	800,000	849,296
2.95%, 1/15/2023	737,000	765,323
3.00%, 4/15/2027	774,000	832,228
3.15%, 3/1/2024	629,000	672,791
3.25%, 1/15/2025	714,000	768,135
3.25%, 8/15/2025	1,335,000	1,442,588
3.50%, 6/8/2023	1,049,000	1,114,416
3.65%, 2/15/2024	920,000	991,889
3.70%, 3/1/2029	1,456,000	1,607,788
3.75%, 3/15/2024	962,000	1,039,268
3.75%, 7/15/2025	1,007,000	1,109,986
3.95%, 9/10/2028	1,390,000	1,562,555
4.16%, 7/15/2022	527,000	547,326
United Parcel Service, Inc.:
2.20%, 9/1/2024	3,998,000	4,193,582
2.40%, 11/15/2026	855,000	904,470
2.45%, 10/1/2022	1,083,000	1,117,147
2.50%, 4/1/2023	1,336,000	1,391,952
2.50%, 9/1/2029	956,000	977,118
2.80%, 11/15/2024	1,215,000	1,299,831
3.05%, 11/15/2027 (a)	911,000	993,537
3.40%, 3/15/2029	1,033,000	1,126,538
3.90%, 4/1/2025 (a)	1,286,000	1,424,181
4.45%, 4/1/2030	1,225,000	1,436,043
		85,476,432
TRUCKING & LEASING — 0.1%
GATX Corp.:
1.90%, 6/1/2031	990,000	913,404

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 3/30/2025	$200,000	$212,480
3.25%, 9/15/2026	380,000	408,314
3.50%, 3/15/2028	859,000	925,658
3.85%, 3/30/2027	2,028,000	2,240,514
4.00%, 6/30/2030	847,000	937,002
4.35%, 2/15/2024	640,000	701,146
4.55%, 11/7/2028	588,000	674,577
4.70%, 4/1/2029	143,000	164,614
		7,177,709
WATER — 0.1%
American Water Capital Corp.:
2.80%, 5/1/2030 (a)	1,223,000	1,262,283
2.95%, 9/1/2027	1,216,000	1,296,098
3.40%, 3/1/2025	850,000	924,044
3.45%, 6/1/2029	828,000	901,410
3.75%, 9/1/2028	862,000	959,035
3.85%, 3/1/2024	514,000	558,250
Aqua America, Inc. 3.57%, 5/1/2029	897,000	964,984
Essential Utilities, Inc. 2.70%, 4/15/2030	906,000	915,223
United Utilities PLC 6.88%, 8/15/2028	438,000	552,134
		8,333,461
TOTAL CORPORATE BONDS & NOTES (Cost $6,109,241,821)		6,087,839,682
	Shares
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (g) (h)	22,958,784	22,965,671
State Street Navigator Securities Lending Portfolio II (i) (j)	184,491,155	184,491,155
TOTAL SHORT-TERM INVESTMENTS (Cost $207,456,754)		207,456,826
TOTAL INVESTMENTS — 102.3% (Cost $6,316,698,575)		6,295,296,508
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(138,577,445)
NET ASSETS — 100.0%		$6,156,719,063

(a)	All or a portion of the shares of the security are on loan at March 31, 2021.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2021. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$6,087,839,682	$—	$6,087,839,682
Short-Term Investments	207,456,826	—	—	207,456,826
TOTAL INVESTMENTS	$207,456,826	$6,087,839,682	$—	$6,295,296,508
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	20,267,202	$20,275,308	$508,333,894	$505,642,330	$(1,274)	$73	22,958,784	$22,965,671	$11,011
State Street Navigator Securities Lending Portfolio II	403,145,498	403,145,498	681,381,400	900,035,743	—	—	184,491,155	184,491,155	438,326
Total		$423,420,806	$1,189,715,294	$1,405,678,073	$(1,274)	$73		$207,456,826	$449,337
See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Bonds:
5.25%, 11/15/2028	$5,737,300	$7,305,197
5.25%, 2/15/2029	5,661,400	7,239,515
5.38%, 2/15/2031	5,490,400	7,337,405
5.50%, 8/15/2028	5,340,200	6,859,654
6.00%, 2/15/2026	4,942,400	6,140,932
6.13%, 11/15/2027	7,108,300	9,288,549
6.13%, 8/15/2029	4,549,500	6,196,561
6.25%, 5/15/2030	5,432,600	7,577,628
6.38%, 8/15/2027	1,814,800	2,386,604
6.50%, 11/15/2026 (a)	3,011,500	3,900,834
6.63%, 2/15/2027	3,089,000	4,054,795
6.75%, 8/15/2026	2,753,600	3,577,099
6.88%, 8/15/2025	2,167,600	2,735,918
7.50%, 11/15/2024 (a)	4,850,400	6,069,063
7.63%, 2/15/2025	4,896,000	6,212,183
Treasury Notes:
0.25%, 5/31/2025	28,552,100	28,005,595
0.25%, 6/30/2025	26,276,800	25,743,052
0.25%, 7/31/2025	29,408,000	28,764,700
0.25%, 8/31/2025	33,204,000	32,430,969
0.25%, 9/30/2025	35,749,800	34,870,020
0.25%, 10/31/2025 (a)	40,887,300	39,810,814
0.38%, 4/30/2025	27,043,000	26,704,962
0.38%, 11/30/2025	38,357,200	37,518,136
0.38%, 12/31/2025	39,732,100	38,800,879
0.38%, 1/31/2026	44,832,700	43,715,385
0.38%, 7/31/2027	27,712,300	26,179,463
0.38%, 9/30/2027	33,942,800	31,943,357
0.50%, 3/31/2025	24,337,700	24,181,787
0.50%, 2/28/2026 (a)	43,893,600	43,029,445
0.50%, 4/30/2027	21,312,800	20,415,331
0.50%, 5/31/2027	22,380,700	21,394,550
0.50%, 6/30/2027	23,877,300	22,789,764
0.50%, 8/31/2027	29,372,300	27,922,043
0.50%, 10/31/2027	32,347,600	30,639,242
0.63%, 3/31/2027	15,552,200	15,038,248
0.63%, 11/30/2027	30,010,400	28,617,730
0.63%, 12/31/2027	41,670,100	39,677,748
0.63%, 5/15/2030	55,884,600	50,872,450
0.63%, 8/15/2030 (a)	66,909,700	60,647,370
0.75%, 3/31/2026	44,500,000	44,107,149
0.75%, 1/31/2028	44,368,500	42,538,299
0.88%, 11/15/2030 (a)	80,165,700	74,153,272
1.13%, 2/28/2025	31,458,900	32,048,754
1.13%, 2/28/2027	8,034,900	8,012,930
1.13%, 2/29/2028 (a)	43,113,200	42,358,719
1.13%, 2/15/2031 (a)	54,670,800	51,655,364
1.25%, 8/31/2024	20,952,500	21,497,592
1.25%, 3/31/2028	45,000,000	44,528,906
1.38%, 1/31/2025	22,004,800	22,640,876
1.38%, 8/31/2026	15,643,100	15,915,632
1.50%, 9/30/2024	22,577,400	23,358,790
Security Description	Principal Amount	Value
1.50%, 10/31/2024	$23,274,800	$24,071,235
1.50%, 11/30/2024	23,531,500	24,331,203
1.50%, 8/15/2026	40,581,800	41,561,470
1.50%, 1/31/2027	12,863,400	13,116,648
1.50%, 2/15/2030	43,101,300	42,582,737
1.63%, 2/15/2026	37,935,900	39,231,056
1.63%, 5/15/2026	36,792,100	37,999,341
1.63%, 9/30/2026	11,694,500	12,044,421
1.63%, 10/31/2026	15,684,000	16,137,366
1.63%, 11/30/2026	15,231,100	15,663,045
1.63%, 8/15/2029 (a)	32,947,100	33,070,652
1.75%, 6/30/2024	20,708,000	21,592,944
1.75%, 7/31/2024	22,656,400	23,635,227
1.75%, 12/31/2024	20,945,000	21,849,890
1.75%, 12/31/2026	13,011,300	13,464,662
1.75%, 11/15/2029 (a)	22,191,000	22,461,453
1.88%, 8/31/2024	16,848,600	17,647,592
1.88%, 6/30/2026	13,851,800	14,476,213
1.88%, 7/31/2026	16,901,100	17,653,727
2.00%, 4/30/2024	11,764,200	12,348,734
2.00%, 5/31/2024	33,517,800	35,198,927
2.00%, 6/30/2024	15,124,000	15,890,834
2.00%, 2/15/2025	39,195,300	41,283,675
2.00%, 8/15/2025	43,177,500	45,498,291
2.00%, 11/15/2026	35,291,800	37,031,576
2.13%, 7/31/2024	16,010,700	16,898,794
2.13%, 9/30/2024	16,104,500	17,012,894
2.13%, 11/30/2024	15,024,400	15,881,260
2.13%, 5/15/2025	37,436,500	39,627,120
2.13%, 5/31/2026	17,383,600	18,392,664
2.25%, 4/30/2024	21,136,400	22,346,789
2.25%, 10/31/2024	15,140,600	16,064,413
2.25%, 11/15/2024	42,486,500	45,092,118
2.25%, 12/31/2024	16,929,400	17,986,165
2.25%, 11/15/2025	41,185,400	43,859,234
2.25%, 3/31/2026	18,905,900	20,125,921
2.25%, 2/15/2027	30,652,600	32,558,809
2.25%, 8/15/2027	37,103,900	39,324,337
2.25%, 11/15/2027	37,405,700	39,597,440
2.38%, 8/15/2024	41,717,200	44,396,226
2.38%, 4/30/2026	12,717,000	13,618,119
2.38%, 5/15/2027	40,598,300	43,389,433
2.38%, 5/15/2029	35,752,900	37,998,629
2.50%, 5/15/2024	44,501,000	47,442,238
2.50%, 1/31/2025	17,208,600	18,454,879
2.50%, 2/28/2026	16,264,300	17,514,618
2.63%, 3/31/2025	12,400,400	13,368,213
2.63%, 12/31/2025	13,100,700	14,175,367
2.63%, 1/31/2026	16,602,400	17,972,098
2.63%, 2/15/2029	41,935,100	45,368,536
2.75%, 2/28/2025 (a)	17,162,700	18,574,600
2.75%, 6/30/2025	13,921,100	15,103,306
2.75%, 8/31/2025	13,451,500	14,609,590
2.75%, 2/15/2028	37,979,600	41,421,501
2.88%, 4/30/2025	16,136,100	17,569,440

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 5/31/2025 (a)	$15,200,500	$16,559,045
2.88%, 7/31/2025	13,749,800	14,996,950
2.88%, 11/30/2025	15,911,500	17,395,745
2.88%, 5/15/2028	40,829,000	44,880,002
2.88%, 8/15/2028	40,942,400	45,030,243
3.00%, 9/30/2025	15,327,700	16,826,941
3.00%, 10/31/2025	18,144,900	19,931,039
3.13%, 11/15/2028	41,604,500	46,525,532
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,047,206,618)		2,957,144,427
	Shares
SHORT-TERM INVESTMENTS — 8.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (b) (c)	1,824,934	1,824,934
State Street Navigator Securities Lending Portfolio II (d) (e)	245,369,104	245,369,104
TOTAL SHORT-TERM INVESTMENTS (Cost $247,194,038)		247,194,038
TOTAL INVESTMENTS — 107.9% (Cost $3,294,400,656)		3,204,338,465
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.9)%		(234,419,143)
NET ASSETS — 100.0%		$2,969,919,322

(a)	All or a portion of the shares of the security are on loan at March 31, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$2,957,144,427	$—	$2,957,144,427
Short-Term Investments	247,194,038	—	—	247,194,038
TOTAL INVESTMENTS	$247,194,038	$2,957,144,427	$—	$3,204,338,465
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,372,677	$3,372,677	$68,555,353	$70,103,096	$—	$—	1,824,934	$1,824,934	$1,016
State Street Navigator Securities Lending Portfolio II	212,738,390	212,738,390	1,572,780,690	1,540,149,976	—	—	245,369,104	245,369,104	226,422
Total		$216,111,067	$1,641,336,043	$1,610,253,072	$—	$—		$247,194,038	$227,438
See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.8%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041	$165,000	$161,175
5.40%, 10/1/2048	248,000	307,166
		468,341
AEROSPACE & DEFENSE — 2.6%
Boeing Co.:
3.50%, 3/1/2039	129,000	124,163
3.60%, 5/1/2034	210,000	209,809
3.63%, 3/1/2048	125,000	115,206
3.65%, 3/1/2047	138,000	128,686
3.83%, 3/1/2059	216,000	201,128
3.85%, 11/1/2048	125,000	120,815
3.90%, 5/1/2049	543,000	526,982
3.95%, 8/1/2059	343,000	329,088
5.71%, 5/1/2040	981,000	1,200,675
5.81%, 5/1/2050	1,618,000	2,046,689
5.88%, 2/15/2040	716,000	875,496
5.93%, 5/1/2060	1,193,000	1,525,990
6.13%, 2/15/2033	131,000	161,386
6.63%, 2/15/2038	982,000	1,260,829
6.88%, 3/15/2039	274,000	365,332
General Dynamics Corp.:
3.60%, 11/15/2042	222,000	241,112
4.25%, 4/1/2040	428,000	503,679
L3Harris Technologies, Inc.:
4.85%, 4/27/2035	395,000	479,419
6.15%, 12/15/2040	61,000	84,914
Lockheed Martin Corp.:
2.80%, 6/15/2050	294,000	278,209
3.60%, 3/1/2035	187,000	208,279
3.80%, 3/1/2045	510,000	565,682
4.07%, 12/15/2042	372,000	434,522
4.09%, 9/15/2052	525,000	614,985
4.50%, 5/15/2036	131,000	158,329
4.70%, 5/15/2046	651,000	818,730
5.72%, 6/1/2040 (b)	178,000	239,269
Series B, 6.15%, 9/1/2036	191,000	266,401
Northrop Grumman Corp.:
3.85%, 4/15/2045	164,000	176,558
4.03%, 10/15/2047	606,000	672,042
4.75%, 6/1/2043	293,000	353,839
5.05%, 11/15/2040	158,000	196,598
5.15%, 5/1/2040	508,000	638,383
5.25%, 5/1/2050	827,000	1,078,243
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	150,000	214,575
Raytheon Technologies Corp.:
3.13%, 7/1/2050	594,000	575,105
3.75%, 11/1/2046	258,000	274,989
4.05%, 5/4/2047	406,000	451,285
Security Description	Principal Amount	Value
4.15%, 5/15/2045	$306,000	$341,218
4.35%, 4/15/2047	462,000	533,282
4.50%, 6/1/2042	1,235,000	1,465,698
4.63%, 11/16/2048	609,000	736,823
4.70%, 12/15/2041	248,000	295,227
4.80%, 12/15/2043	193,000	232,420
4.88%, 10/15/2040	183,000	222,687
5.70%, 4/15/2040	583,000	773,513
6.05%, 6/1/2036	366,000	494,806
6.13%, 7/15/2038	211,000	289,716
Teledyne Technologies, Inc. 2.75%, 4/1/2031	230,000	229,864
United Technologies Corp. 5.40%, 5/1/2035	279,000	352,039
		24,684,714
AGRICULTURE — 1.4%
Altria Group, Inc.:
2.45%, 2/4/2032	592,000	562,589
3.40%, 2/4/2041	410,000	380,279
3.70%, 2/4/2051	375,000	342,041
3.88%, 9/16/2046	369,000	358,804
4.00%, 2/4/2061	525,000	487,930
4.25%, 8/9/2042	224,000	227,537
4.45%, 5/6/2050	25,000	25,866
4.50%, 5/2/2043	662,000	697,338
5.38%, 1/31/2044	717,000	840,510
5.80%, 2/14/2039	558,000	682,066
5.95%, 2/14/2049	1,099,000	1,371,893
6.20%, 2/14/2059	1,000	1,222
Archer-Daniels-Midland Co. 4.50%, 3/15/2049	100,000	126,843
BAT Capital Corp.:
3.73%, 9/25/2040	196,000	186,621
3.98%, 9/25/2050	204,000	191,546
4.39%, 8/15/2037	1,020,000	1,070,776
4.54%, 8/15/2047	733,000	738,930
4.76%, 9/6/2049	371,000	383,302
5.28%, 4/2/2050	204,000	226,042
Philip Morris International, Inc.:
3.88%, 8/21/2042	167,000	176,626
4.13%, 3/4/2043	324,000	353,591
4.25%, 11/10/2044	301,000	335,561
4.38%, 11/15/2041	353,000	401,008
4.50%, 3/20/2042	212,000	243,132
4.88%, 11/15/2043 (b)	367,000	441,567
6.38%, 5/16/2038	645,000	896,847
Reynolds American, Inc.:
5.70%, 8/15/2035	126,000	149,621
5.85%, 8/15/2045	809,000	949,200
6.15%, 9/15/2043	153,000	184,568
7.25%, 6/15/2037	227,000	293,600
		13,327,456

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
AIRLINES — 0.1%
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	$2,708	$2,679
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	1,526	1,545
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	66,778	68,020
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	29,951	29,955
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	5,753	5,804
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 8/15/2030	66,010	67,147
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	76,958	76,953
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	128,637	128,358
JetBlue 2019-1 Pass Through Trust Series 2019, Class AA, 2.75%, 11/15/2033	128,135	129,092
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	231,000	250,256
United Airlines 2014-1 Pass Through Trust Series 2014-1, Class A, 4.00%, 10/11/2027	50,855	52,365
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	19,333	20,100
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	83,045	85,127
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	183,683	195,990
Security Description	Principal Amount	Value
US Airways 2013-1 Pass Through Trust Class A, 3.95%, 5/15/2027	$5,225	$5,140
		1,118,531
APPAREL — 0.2%
NIKE, Inc.:
3.25%, 3/27/2040	526,000	552,721
3.38%, 3/27/2050	575,000	604,727
3.63%, 5/1/2043	152,000	167,249
3.88%, 11/1/2045 (b)	218,000	249,002
		1,573,699
AUTO MANUFACTURERS — 0.5%
Cummins, Inc.:
2.60%, 9/1/2050	124,000	110,829
4.88%, 10/1/2043	247,000	313,035
General Motors Co.:
5.00%, 4/1/2035	135,000	155,936
5.15%, 4/1/2038	390,000	448,473
5.20%, 4/1/2045	809,000	931,604
5.40%, 4/1/2048	292,000	346,177
5.95%, 4/1/2049	229,000	290,876
6.25%, 10/2/2043	446,000	570,519
6.60%, 4/1/2036	305,000	395,393
6.75%, 4/1/2046	791,000	1,066,347
		4,629,189
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 4.40%, 10/1/2046 (b)	82,000	87,511
Aptiv PLC 5.40%, 3/15/2049	135,000	166,055
BorgWarner, Inc. 4.38%, 3/15/2045	245,000	262,427
Lear Corp. 5.25%, 5/15/2049	135,000	158,813
		674,806
BANKS — 8.5%
Bank of America Corp.:
6.11%, 1/29/2037	1,081,000	1,429,277
7.75%, 5/14/2038	1,152,000	1,772,456
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	391,000	425,631
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	393,000	445,501
Series L, 4.75%, 4/21/2045	25,000	29,812
Series MTN, 4.88%, 4/1/2044	114,000	139,437
Series MTN, 5.00%, 1/21/2044	822,000	1,019,633
Series MTN, 5.88%, 2/7/2042	631,000	857,113

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	$457,000	$506,301
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (c)	807,000	930,858
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	1,453,000	1,697,525
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	1,746,000	1,946,301
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	511,000	466,936
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,761,000	1,650,339
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	460,000	468,749
Bank of America NA Series BKNT, 6.00%, 10/15/2036	296,000	403,318
Barclays PLC:
4.95%, 1/10/2047 (b)	453,000	547,373
5.25%, 8/17/2045	363,000	453,420
1 year CMT + 1.70%, 3.81%, 3/10/2042 (c)	690,000	674,316
Citigroup, Inc.:
4.65%, 7/30/2045	245,000	296,460
4.65%, 7/23/2048	743,000	911,401
4.75%, 5/18/2046	448,000	530,876
5.30%, 5/6/2044	300,000	377,334
5.88%, 2/22/2033	135,000	169,303
5.88%, 1/30/2042	602,000	824,463
6.00%, 10/31/2033	880,000	1,128,292
6.13%, 8/25/2036	415,000	546,443
6.63%, 6/15/2032	285,000	375,621
6.68%, 9/13/2043	469,000	687,901
8.13%, 7/15/2039	704,000	1,155,412
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (c)	135,000	146,381
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	139,000	160,733
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	357,000	456,296
Cooperatieve Rabobank UA:
5.25%, 8/4/2045 (b)	600,000	771,270
5.75%, 12/1/2043	472,000	634,080
Series BKNT, 5.25%, 5/24/2041	458,000	593,101
Credit Suisse Group AG 4.88%, 5/15/2045 (b)	747,000	888,497
Fifth Third Bancorp 8.25%, 3/1/2038	311,000	502,623
Security Description	Principal Amount	Value
First Republic Bank:
Series BKNT, 4.38%, 8/1/2046	$105,000	$120,878
Series BKNT, 4.63%, 2/13/2047	306,000	364,706
Goldman Sachs Capital I 6.35%, 2/15/2034	434,000	580,579
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	451,000	555,176
5.15%, 5/22/2045	923,000	1,154,885
6.13%, 2/15/2033	647,000	859,436
6.25%, 2/1/2041	1,050,000	1,487,976
6.45%, 5/1/2036	302,000	409,835
6.75%, 10/1/2037	1,967,000	2,773,824
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	1,001,000	1,111,240
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	583,000	676,997
Series MTN, 4.80%, 7/8/2044	522,000	642,660
HSBC Bank USA NA:
Series BKNT, 5.63%, 8/15/2035	135,000	167,482
Series BKNT, 5.88%, 11/1/2034	653,000	836,042
HSBC Holdings PLC:
5.25%, 3/14/2044	866,000	1,061,932
6.10%, 1/14/2042	170,000	235,525
6.50%, 5/2/2036	912,000	1,195,887
6.50%, 9/15/2037	969,000	1,296,067
6.80%, 6/1/2038	395,000	545,977
JPMorgan Chase & Co.:
4.85%, 2/1/2044	323,000	405,514
4.95%, 6/1/2045	777,000	970,947
5.40%, 1/6/2042	1,043,000	1,377,511
5.50%, 10/15/2040	1,307,000	1,716,810
5.60%, 7/15/2041	724,000	966,808
5.63%, 8/16/2043	392,000	523,728
6.40%, 5/15/2038	1,005,000	1,419,814
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	426,000	469,529
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	695,000	768,322
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	1,100,000	1,213,102
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	498,000	556,002
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	905,000	1,052,642

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.51%, 2.53%, 11/19/2041 (c)	$490,000	$447,703
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	616,000	601,653
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	799,000	794,901
Lloyds Banking Group PLC:
4.34%, 1/9/2048	614,000	675,842
5.30%, 12/1/2045	135,000	168,269
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039	607,000	657,084
4.15%, 3/7/2039	135,000	152,249
4.29%, 7/26/2038	347,000	395,452
Mizuho Financial Group, Inc. 1 year CMT + 0.870%, 2.17%, 5/22/2032 (b) (c)	265,000	253,804
Morgan Stanley:
4.30%, 1/27/2045	1,113,000	1,306,373
4.38%, 1/22/2047	852,000	1,016,462
6.38%, 7/24/2042	1,332,000	1,951,233
7.25%, 4/1/2032	336,000	472,050
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	290,000	340,286
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	514,000	574,236
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	508,000	708,523
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	621,000	585,653
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	813,000	744,204
Regions Bank Series BKNT, 6.45%, 6/26/2037	130,000	173,688
Regions Financial Corp. 7.38%, 12/10/2037	152,000	220,093
Sumitomo Mitsui Financial Group, Inc. 2.30%, 1/12/2041	211,000	186,819
Wachovia Corp. 5.50%, 8/1/2035	649,000	803,637
Wells Fargo & Co.:
3.90%, 5/1/2045	267,000	293,510
5.38%, 11/2/2043	833,000	1,040,534
5.61%, 1/15/2044	626,000	797,749
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	1,206,000	1,182,905
Series GMTN, 4.90%, 11/17/2045	859,000	1,026,763
Series MTN, 4.40%, 6/14/2046	780,000	866,923
Series MTN, 4.65%, 11/4/2044	925,000	1,066,941
Security Description	Principal Amount	Value
Series MTN, 4.75%, 12/7/2046	$904,000	$1,068,085
Series MTN, 3 Month USD LIBOR + 4.24%, 5.01%, 4/4/2051 (c)	2,600,000	3,331,614
Wells Fargo Bank NA:
5.95%, 8/26/2036	387,000	507,384
Series BKNT, 5.85%, 2/1/2037	900,000	1,190,034
Series BKNT, 6.60%, 1/15/2038	564,000	800,316
Westpac Banking Corp.:
2.96%, 11/16/2040 (b)	339,000	316,063
4.42%, 7/24/2039	439,000	498,072
		81,755,723
BEVERAGES — 3.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	1,842,000	2,160,058
4.90%, 2/1/2046	3,491,000	4,148,949
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	318,000	338,317
4.63%, 2/1/2044	257,000	293,700
4.70%, 2/1/2036	311,000	363,864
4.90%, 2/1/2046	960,000	1,127,904
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	424,000	439,506
4.35%, 6/1/2040	542,000	611,045
4.38%, 4/15/2038	887,000	1,008,714
4.44%, 10/6/2048	412,000	462,936
4.50%, 6/1/2050	1,075,000	1,222,888
4.60%, 4/15/2048	1,083,000	1,241,649
4.60%, 6/1/2060	140,000	158,628
4.75%, 4/15/2058	526,000	607,435
4.95%, 1/15/2042	1,002,000	1,201,398
5.45%, 1/23/2039	862,000	1,076,629
5.55%, 1/23/2049	1,426,000	1,838,984
5.80%, 1/23/2059	923,000	1,251,127
5.88%, 6/15/2035	600,000	771,474
8.00%, 11/15/2039	192,000	303,427
8.20%, 1/15/2039	763,000	1,219,129
Brown-Forman Corp. 4.50%, 7/15/2045	402,000	488,225
Coca-Cola Co.:
1.38%, 3/15/2031	176,000	163,180
2.50%, 6/1/2040	521,000	489,610
2.50%, 3/15/2051	462,000	408,528
2.60%, 6/1/2050	411,000	372,436
2.75%, 6/1/2060	267,000	241,232
3.00%, 3/5/2051	175,000	170,774
4.20%, 3/25/2050	224,000	266,569

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	$139,000	$127,708
5.25%, 11/26/2043	268,000	335,622
Constellation Brands, Inc.:
3.75%, 5/1/2050	142,000	147,193
4.10%, 2/15/2048	105,000	113,934
4.50%, 5/9/2047	244,000	278,004
5.25%, 11/15/2048	240,000	305,268
Diageo Capital PLC:
2.13%, 4/29/2032	821,000	794,859
3.88%, 4/29/2043	132,000	148,716
5.88%, 9/30/2036	5,000	6,899
Diageo Investment Corp. 7.45%, 4/15/2035	131,000	200,899
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	592,000	582,836
4.38%, 5/10/2043	201,000	226,521
Keurig Dr Pepper, Inc.:
3.35%, 3/15/2051	50,000	49,847
3.80%, 5/1/2050	256,000	272,348
4.42%, 12/15/2046	311,000	355,146
4.50%, 11/15/2045	373,000	431,762
4.99%, 5/25/2038	400,000	493,240
5.09%, 5/25/2048	141,000	176,776
Molson Coors Brewing Co.:
4.20%, 7/15/2046	471,000	491,700
5.00%, 5/1/2042	643,000	742,614
PepsiCo, Inc.:
2.88%, 10/15/2049	421,000	409,599
3.38%, 7/29/2049	1,024,000	1,060,393
3.45%, 10/6/2046	482,000	508,799
3.50%, 3/19/2040	178,000	193,315
3.60%, 8/13/2042	188,000	204,300
3.63%, 3/19/2050	599,000	659,331
3.88%, 3/19/2060 (b)	194,000	220,692
4.00%, 3/5/2042	377,000	431,959
4.00%, 5/2/2047	100,000	114,317
4.25%, 10/22/2044	212,000	249,270
4.45%, 4/14/2046	253,000	305,389
4.60%, 7/17/2045	200,000	246,782
4.88%, 11/1/2040	67,000	85,162
5.50%, 1/15/2040	28,000	38,332
		35,457,847
BIOTECHNOLOGY — 1.5%
Amgen, Inc.:
2.77%, 9/1/2053 (d)	466,000	414,288
3.15%, 2/21/2040	802,000	799,458
3.38%, 2/21/2050	1,060,000	1,054,827
4.40%, 5/1/2045	1,397,000	1,618,117
4.56%, 6/15/2048	626,000	745,923
4.66%, 6/15/2051	1,068,000	1,300,108
4.95%, 10/1/2041	145,000	180,046
5.15%, 11/15/2041	315,000	398,226
Security Description	Principal Amount	Value
Biogen, Inc.:
3.15%, 5/1/2050	$710,000	$653,008
3.25%, 2/15/2051 (d)	447,000	419,295
5.20%, 9/15/2045	256,000	322,621
Gilead Sciences, Inc.:
2.60%, 10/1/2040	301,000	276,848
2.80%, 10/1/2050	538,000	479,111
4.00%, 9/1/2036	234,000	260,210
4.15%, 3/1/2047	537,000	597,042
4.50%, 2/1/2045	563,000	656,503
4.60%, 9/1/2035	155,000	182,860
4.75%, 3/1/2046	1,172,000	1,414,874
4.80%, 4/1/2044	1,215,000	1,461,694
5.65%, 12/1/2041	598,000	795,848
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	209,000	180,449
Royalty Pharma PLC:
3.30%, 9/2/2040 (d)	292,000	282,186
3.55%, 9/2/2050 (d)	343,000	328,254
		14,821,796
BUILDING MATERIALS — 0.5%
Carrier Global Corp.:
3.38%, 4/5/2040 (d)	25,000	24,993
3.38%, 4/5/2040	1,173,000	1,172,695
3.58%, 4/5/2050	647,000	637,754
Johnson Controls International PLC:
4.50%, 2/15/2047	126,000	148,223
4.63%, 7/2/2044	254,000	298,559
4.95%, 7/2/2064 (e)	186,000	225,897
5.13%, 9/14/2045	154,000	192,166
6.00%, 1/15/2036	135,000	177,055
Masco Corp.:
3.13%, 2/15/2051 (b)	400,000	376,300
4.50%, 5/15/2047	195,000	223,907
Owens Corning:
4.30%, 7/15/2047	100,000	109,374
4.40%, 1/30/2048	373,000	410,293
7.00%, 12/1/2036	26,000	35,489
Vulcan Materials Co.:
4.50%, 6/15/2047	218,000	249,865
4.70%, 3/1/2048	159,000	187,016
		4,469,586
CHEMICALS — 1.6%
Air Products & Chemicals, Inc.:
2.70%, 5/15/2040	216,000	206,587
2.80%, 5/15/2050	259,000	240,559
Albemarle Corp. 5.45%, 12/1/2044	64,000	74,641
Dow Chemical Co 5.55%, 11/30/2048	280,000	369,127

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Dow Chemical Co.:
3.60%, 11/15/2050 (b)	$412,000	$416,569
4.25%, 10/1/2034	509,000	570,019
4.38%, 11/15/2042	644,000	732,479
4.63%, 10/1/2044	241,000	277,324
4.80%, 5/15/2049 (b)	191,000	229,215
5.25%, 11/15/2041	515,000	644,713
7.38%, 11/1/2029	48,000	65,335
9.40%, 5/15/2039	50,000	84,501
DuPont de Nemours, Inc.:
5.32%, 11/15/2038	1,154,000	1,448,282
5.42%, 11/15/2048	870,000	1,133,888
Eastman Chemical Co.:
4.65%, 10/15/2044	533,000	619,458
4.80%, 9/1/2042	161,000	190,951
Ecolab, Inc.:
2.13%, 8/15/2050 (b)	320,000	261,498
3.95%, 12/1/2047	377,000	424,408
FMC Corp. 4.50%, 10/1/2049	140,000	158,165
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	138,000	154,049
5.00%, 9/26/2048	309,000	381,664
Linde, Inc. 2.00%, 8/10/2050	135,000	106,473
Lubrizol Corp. 6.50%, 10/1/2034	222,000	312,423
LYB International Finance B.V.:
4.88%, 3/15/2044	333,000	389,443
5.25%, 7/15/2043	346,000	424,407
LYB International Finance III LLC:
3.38%, 10/1/2040	397,000	394,959
3.63%, 4/1/2051	605,000	597,316
3.80%, 10/1/2060	175,000	170,012
4.20%, 10/15/2049	334,000	356,358
4.20%, 5/1/2050	283,000	303,175
Mosaic Co.:
5.45%, 11/15/2033	268,000	323,028
5.63%, 11/15/2043	313,000	391,798
Nutrien, Ltd.:
4.13%, 3/15/2035	121,000	133,551
4.90%, 6/1/2043	449,000	532,604
5.00%, 4/1/2049	243,000	303,298
5.25%, 1/15/2045	128,000	161,213
5.88%, 12/1/2036	138,000	180,797
6.13%, 1/15/2041	186,000	249,778
7.13%, 5/23/2036	15,000	21,320
Praxair, Inc. 3.55%, 11/7/2042	184,000	199,187
RPM International, Inc.:
4.25%, 1/15/2048	65,000	66,628
5.25%, 6/1/2045	168,000	192,720
Sherwin-Williams Co.:
3.30%, 5/15/2050	160,000	158,370
Security Description	Principal Amount	Value
3.80%, 8/15/2049	$396,000	$419,922
4.50%, 6/1/2047	337,000	395,638
Westlake Chemical Corp.:
4.38%, 11/15/2047	113,000	124,140
5.00%, 8/15/2046	166,000	196,664
		15,788,654
COMMERCIAL SERVICES — 1.3%
American University Series 2019, 3.67%, 4/1/2049	318,000	348,267
California Endowment Series 2021, 2.50%, 4/1/2051	125,000	116,040
California Institute of Technology:
3.65%, 9/1/2119	151,000	153,893
4.32%, 8/1/2045 (b)	60,000	73,620
4.70%, 11/1/2111	73,000	89,190
Cleveland Clinic Foundation 4.86%, 1/1/2114	124,000	160,187
Duke University:
Series 2020, 2.68%, 10/1/2044	130,000	126,927
Series 2020, 2.76%, 10/1/2050	100,000	97,694
Series 2020, 2.83%, 10/1/2055	136,000	132,377
Emory University Series 2020, 2.97%, 9/1/2050	133,000	131,478
Ford Foundation:
Series 2020, 2.42%, 6/1/2050	75,000	68,005
Series 2020, 2.82%, 6/1/2070	190,000	172,248
George Washington University:
4.87%, 9/15/2045	99,000	127,482
Series 2014, 4.30%, 9/15/2044	141,000	166,393
Series 2018, 4.13%, 9/15/2048	326,000	380,680
Georgetown University:
Series 20A, 2.94%, 4/1/2050	105,000	97,812
Series A, 5.22%, 10/1/2118	121,000	155,279
Series B, 4.32%, 4/1/2049 (b)	133,000	156,318
Global Payments, Inc. 4.15%, 8/15/2049	276,000	301,941
Johns Hopkins University:
Series 2013, 4.08%, 7/1/2053	145,000	173,662
Series A, 2.81%, 1/1/2060	110,000	102,072
Leland Stanford Junior University:
2.41%, 6/1/2050	271,000	247,607

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 5/1/2048	$85,000	$97,269
Massachusetts Institute of Technology:
3.89%, 7/1/2116	137,000	149,888
3.96%, 7/1/2038	4,000	4,693
4.68%, 7/1/2114	546,000	711,662
5.60%, 7/1/2111	191,000	293,261
Series F, 2.99%, 7/1/2050	148,000	152,251
Series G, 2.29%, 7/1/2051	45,000	40,165
Moody's Corp.:
2.55%, 8/18/2060	396,000	320,091
3.25%, 5/20/2050	470,000	457,587
4.88%, 12/17/2048	198,000	243,437
5.25%, 7/15/2044	116,000	149,667
Northeastern University Series 2020, 2.89%, 10/1/2050	100,000	94,815
Northwestern University:
Series 2017, 3.66%, 12/1/2057	124,000	140,010
Series 2020, 2.64%, 12/1/2050	218,000	208,898
PayPal Holdings, Inc. 3.25%, 6/1/2050	921,000	920,383
President & Fellows of Harvard College:
2.52%, 10/15/2050	131,000	123,004
4.88%, 10/15/2040	147,000	192,220
President and Fellows of Harvard College:
3.15%, 7/15/2046	134,000	141,989
3.30%, 7/15/2056 (b)	253,000	275,062
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	181,000	166,895
S&P Global, Inc.:
2.30%, 8/15/2060	288,000	235,820
3.25%, 12/1/2049	277,000	285,293
Trustees of Boston College 3.13%, 7/1/2052	117,000	115,836
Trustees of Boston University Series CC, 4.06%, 10/1/2048	127,000	149,181
Trustees of Princeton University:
5.70%, 3/1/2039	169,000	238,549
Series 2020, 2.52%, 7/1/2050	419,000	393,692
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	116,000	114,566
Series 2020, 2.40%, 10/1/2050	210,000	190,607
University of Chicago:
3.00%, 10/1/2052	85,000	82,693
4.00%, 10/1/2053	132,000	152,333
Series 20B, 2.76%, 4/1/2045	50,000	48,491
Security Description	Principal Amount	Value
Series C, 2.55%, 4/1/2050	$201,000	$183,861
University of Notre Dame du Lac:
Series 2015, 3.44%, 2/15/2045	54,000	59,742
Series 2017, 3.39%, 2/15/2048	170,000	185,723
University of Pennsylvania 4.67%, 9/1/2112	33,000	41,069
University of Southern California:
2.81%, 10/1/2050	134,000	128,791
3.03%, 10/1/2039	155,000	163,553
5.25%, 10/1/2111	107,000	150,552
Series 2017, 3.84%, 10/1/2047	153,000	176,224
Series A, 3.23%, 10/1/2120	252,000	226,707
Verisk Analytics, Inc.:
3.63%, 5/15/2050	199,000	195,778
5.50%, 6/15/2045	134,000	169,694
William Marsh Rice University:
3.57%, 5/15/2045	208,000	230,774
3.77%, 5/15/2055	306,000	357,735
Yale University Series 2020, 2.40%, 4/15/2050	136,000	124,422
		12,864,105
COMPUTERS — 2.2%
Apple, Inc.:
2.38%, 2/8/2041	632,000	584,663
2.40%, 8/20/2050 (b)	183,000	159,528
2.55%, 8/20/2060	753,000	650,328
2.65%, 5/11/2050	1,120,000	1,021,877
2.65%, 2/8/2051	870,000	796,120
2.80%, 2/8/2061	813,000	731,066
2.95%, 9/11/2049	443,000	427,938
3.45%, 2/9/2045	525,000	558,726
3.75%, 9/12/2047	403,000	447,431
3.75%, 11/13/2047	1,175,000	1,300,748
3.85%, 5/4/2043	1,400,000	1,596,476
3.85%, 8/4/2046	638,000	717,973
4.25%, 2/9/2047	766,000	912,000
4.38%, 5/13/2045	963,000	1,164,768
4.45%, 5/6/2044	240,000	295,522
4.50%, 2/23/2036	447,000	549,533
4.65%, 2/23/2046	1,132,000	1,417,479
Dell International LLC/EMC Corp.:
8.10%, 7/15/2036 (d)	484,000	709,326
8.35%, 7/15/2046 (d)	709,000	1,079,204
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	231,000	302,176
6.35%, 10/15/2045	528,000	689,225
HP, Inc. 6.00%, 9/15/2041	644,000	811,034

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
International Business Machines Corp.:
2.85%, 5/15/2040	$726,000	$702,129
2.95%, 5/15/2050	256,000	238,833
4.00%, 6/20/2042	313,000	351,975
4.15%, 5/15/2039	622,000	710,492
4.25%, 5/15/2049	991,000	1,142,633
5.60%, 11/30/2039	108,000	143,544
5.88%, 11/29/2032	349,000	466,536
6.50%, 1/15/2028	30,000	38,262
7.13%, 12/1/2096	319,000	518,547
		21,236,092
COSMETICS/PERSONAL CARE — 0.3%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047 (b)	279,000	317,608
Series MTN, 4.00%, 8/15/2045	569,000	675,693
Estee Lauder Cos., Inc.:
4.15%, 3/15/2047 (b)	371,000	436,185
4.38%, 6/15/2045	216,000	258,768
Procter & Gamble Co.:
3.55%, 3/25/2040	492,000	547,050
5.55%, 3/5/2037	50,000	69,864
Unilever Capital Corp. 5.90%, 11/15/2032	206,000	278,090
		2,583,258
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
3.75%, 5/15/2046	189,000	199,956
4.20%, 5/15/2047	137,000	154,910
4.60%, 6/15/2045	85,000	102,357
		457,223
DIVERSIFIED FINANCIAL SERVICES — 2.0%
Ally Financial, Inc.:
8.00%, 11/1/2031	769,000	1,040,096
8.00%, 11/1/2031	205,000	285,147
American Express Co. 4.05%, 12/3/2042	410,000	458,753
Brookfield Finance LLC 3.45%, 4/15/2050	177,000	168,228
Brookfield Finance, Inc.:
3.50%, 3/30/2051 (b)	121,000	116,206
4.70%, 9/20/2047	412,000	471,715
CME Group, Inc.:
4.15%, 6/15/2048	159,000	191,097
5.30%, 9/15/2043	253,000	345,087
Credit Suisse USA, Inc. 7.13%, 7/15/2032	210,000	294,939
GE Capital Funding LLC 4.55%, 5/15/2032 (d)	189,000	217,288
Security Description	Principal Amount	Value
GE Capital International Funding Co. 4.42%, 11/15/2035	$3,743,000	$4,283,339
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	933,000	853,872
2.65%, 9/15/2040	394,000	364,482
3.00%, 6/15/2050	225,000	208,348
3.00%, 9/15/2060	535,000	478,012
4.25%, 9/21/2048	907,000	1,017,835
Invesco Finance PLC 5.38%, 11/30/2043	115,000	142,360
Jefferies Group LLC:
2.75%, 10/15/2032	110,000	108,317
6.25%, 1/15/2036	174,000	224,517
6.50%, 1/20/2043	255,000	326,186
Legg Mason, Inc. 5.63%, 1/15/2044	188,000	248,028
Mastercard, Inc.:
2.95%, 3/15/2051	90,000	88,772
3.65%, 6/1/2049	394,000	431,398
3.80%, 11/21/2046	265,000	295,650
3.85%, 3/26/2050	536,000	607,502
3.95%, 2/26/2048	207,000	237,160
Nasdaq, Inc.:
2.50%, 12/21/2040	217,000	191,733
3.25%, 4/28/2050	305,000	286,770
Raymond James Financial, Inc.:
3.75%, 4/1/2051 (f)	145,000	150,184
4.95%, 7/15/2046	249,000	303,989
Visa, Inc.:
2.00%, 8/15/2050 (b)	486,000	393,709
2.70%, 4/15/2040	100,000	98,170
3.65%, 9/15/2047	761,000	841,651
4.15%, 12/14/2035	986,000	1,167,582
4.30%, 12/14/2045	1,733,000	2,094,833
		19,032,955
ELECTRIC — 10.8%
AEP Texas, Inc.:
3.80%, 10/1/2047	160,000	166,658
Series H, 3.45%, 1/15/2050	346,000	339,007
AEP Transmission Co. LLC:
3.75%, 12/1/2047	329,000	353,070
3.80%, 6/15/2049	40,000	43,036
4.25%, 9/15/2048	119,000	136,701
Series M, 3.65%, 4/1/2050	187,000	199,456
Alabama Power Co.:
3.45%, 10/1/2049	332,000	341,123
3.75%, 3/1/2045	290,000	310,129
3.85%, 12/1/2042	136,000	147,636
4.15%, 8/15/2044	195,000	220,001
4.30%, 1/2/2046	146,000	168,204
6.00%, 3/1/2039	88,000	120,344
6.13%, 5/15/2038	204,000	280,088
Series A, 4.30%, 7/15/2048	222,000	258,193
Series B, 3.70%, 12/1/2047	160,000	169,797

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Ameren Illinois Co.:
3.70%, 12/1/2047	$181,000	$194,108
4.15%, 3/15/2046	487,000	554,357
4.50%, 3/15/2049	103,000	124,332
American Electric Power Co., Inc. 3.25%, 3/1/2050	106,000	98,558
Appalachian Power Co.:
4.40%, 5/15/2044	102,000	113,775
4.45%, 6/1/2045	8,000	9,021
7.00%, 4/1/2038	80,000	115,758
Series Y, 4.50%, 3/1/2049	272,000	310,657
Series Z, 3.70%, 5/1/2050	252,000	256,279
Arizona Public Service Co.:
3.35%, 5/15/2050	135,000	135,259
3.50%, 12/1/2049	288,000	295,511
3.75%, 5/15/2046	135,000	142,409
4.20%, 8/15/2048	192,000	216,710
4.25%, 3/1/2049	160,000	182,765
4.35%, 11/15/2045	71,000	81,661
4.50%, 4/1/2042	154,000	177,483
5.05%, 9/1/2041	217,000	270,319
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	160,000	148,530
3.20%, 9/15/2049	228,000	222,243
3.50%, 8/15/2046	107,000	110,315
3.75%, 8/15/2047	97,000	104,140
4.25%, 9/15/2048	50,000	57,585
6.35%, 10/1/2036	120,000	166,978
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	804,000	749,288
2.85%, 5/15/2051	792,000	712,745
3.80%, 7/15/2048	211,000	226,184
4.25%, 10/15/2050	221,000	254,747
4.45%, 1/15/2049	373,000	438,365
4.50%, 2/1/2045	323,000	375,536
5.15%, 11/15/2043	121,000	150,431
5.95%, 5/15/2037	145,000	192,483
6.13%, 4/1/2036	971,000	1,316,725
Black Hills Corp.:
4.20%, 9/15/2046	212,000	225,305
4.35%, 5/1/2033	140,000	156,614
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	520,000	574,397
4.50%, 4/1/2044	45,000	53,744
Series AC, 4.25%, 2/1/2049	316,000	366,121
Series AD, 2.90%, 7/1/2050	160,000	149,888
Series AF, 3.35%, 4/1/2051	145,000	146,219
Series K2, 6.95%, 3/15/2033	137,000	189,972
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	330,000	369,319
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	241,000	292,215
Security Description	Principal Amount	Value
CMS Energy Corp. 4.88%, 3/1/2044	$251,000	$300,583
Commonwealth Edison Co.:
3.00%, 3/1/2050	237,000	225,738
3.70%, 3/1/2045	104,000	110,751
3.80%, 10/1/2042	135,000	145,761
4.00%, 3/1/2048	179,000	200,985
4.00%, 3/1/2049	138,000	154,888
4.35%, 11/15/2045	130,000	150,777
4.60%, 8/15/2043	139,000	165,142
4.70%, 1/15/2044	28,000	33,680
5.90%, 3/15/2036	135,000	180,221
6.45%, 1/15/2038	141,000	196,933
Series 123, 3.75%, 8/15/2047	241,000	259,439
Series 127, 3.20%, 11/15/2049	116,000	113,443
Series 130, 3.13%, 3/15/2051	305,000	295,978
Connecticut Light & Power Co.:
4.00%, 4/1/2048	250,000	283,492
4.30%, 4/15/2044	363,000	425,719
Consolidated Edison Co. of New York, Inc.:
3.70%, 11/15/2059	452,000	454,857
3.85%, 6/15/2046	245,000	258,509
3.95%, 3/1/2043	291,000	315,264
4.45%, 3/15/2044	162,000	187,777
4.50%, 12/1/2045	162,000	187,602
4.50%, 5/15/2058	307,000	355,193
5.70%, 6/15/2040	204,000	266,185
Series 05-A, 5.30%, 3/1/2035	142,000	174,003
Series 06-A, 5.85%, 3/15/2036	113,000	146,123
Series 06-B, 6.20%, 6/15/2036	130,000	174,161
Series 07-A, 6.30%, 8/15/2037	10,000	13,589
Series 08-B, 6.75%, 4/1/2038	311,000	441,293
Series 09-C, 5.50%, 12/1/2039	161,000	206,273
Series 2017, 3.88%, 6/15/2047	540,000	571,423
Series 20B, 3.95%, 4/1/2050	602,000	652,550
Series A, 4.13%, 5/15/2049	347,000	382,946
Series C, 3.00%, 12/1/2060	302,000	264,238
Series C, 4.00%, 11/15/2057	358,000	379,759
Series C, 4.30%, 12/1/2056	222,000	247,359
Series E, 4.65%, 12/1/2048	212,000	251,375
Consumers Energy Co.:
2.50%, 5/1/2060	181,000	150,349
3.25%, 8/15/2046	246,000	247,419
3.50%, 8/1/2051	281,000	295,977
3.75%, 2/15/2050	247,000	272,063

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 5/15/2043	$88,000	$97,724
3.95%, 7/15/2047	225,000	253,595
4.05%, 5/15/2048	290,000	333,941
4.35%, 4/15/2049	238,000	285,293
Dayton Power & Light Co. 3.95%, 6/15/2049	55,000	56,899
Delmarva Power & Light Co. 4.15%, 5/15/2045	67,000	74,494
Dominion Energy South Carolina, Inc.:
5.30%, 5/15/2033	135,000	169,117
6.05%, 1/15/2038	132,000	180,258
Dominion Energy, Inc.:
4.70%, 12/1/2044	247,000	292,006
7.00%, 6/15/2038	213,000	304,332
Series A, 4.60%, 3/15/2049	185,000	219,454
Series B, 3.30%, 4/15/2041 (f)	65,000	64,569
Series B, 5.95%, 6/15/2035	169,000	222,652
Series C, 4.05%, 9/15/2042	148,000	160,133
Series C, 4.90%, 8/1/2041	224,000	267,530
Series E, 6.30%, 3/15/2033	175,000	229,684
DTE Electric Co.:
2.95%, 3/1/2050	132,000	125,619
3.70%, 3/15/2045	187,000	199,183
3.70%, 6/1/2046	93,000	98,962
3.75%, 8/15/2047	292,000	314,653
3.95%, 3/1/2049	278,000	311,321
4.30%, 7/1/2044	149,000	171,493
Series A, 4.00%, 4/1/2043	25,000	27,556
Series A, 4.05%, 5/15/2048	455,000	516,147
Series B, 3.25%, 4/1/2051	70,000	70,050
DTE Energy Co. 6.38%, 4/15/2033	225,000	295,607
Duke Energy Carolinas LLC:
3.45%, 4/15/2051	160,000	163,640
3.70%, 12/1/2047	50,000	53,395
3.75%, 6/1/2045	61,000	65,137
3.88%, 3/15/2046	18,000	19,502
3.95%, 3/15/2048	382,000	420,796
4.00%, 9/30/2042	262,000	292,777
4.25%, 12/15/2041	400,000	458,820
5.30%, 2/15/2040	270,000	347,860
6.00%, 1/15/2038	26,000	35,071
6.05%, 4/15/2038	304,000	414,425
6.10%, 6/1/2037	201,000	268,771
Duke Energy Corp.:
3.75%, 9/1/2046	466,000	471,359
3.95%, 8/15/2047	164,000	170,891
4.20%, 6/15/2049	247,000	266,809
4.80%, 12/15/2045	186,000	214,806
Duke Energy Florida LLC:
3.40%, 10/1/2046	171,000	174,157
3.85%, 11/15/2042	188,000	203,281
4.20%, 7/15/2048	180,000	207,175
5.65%, 4/1/2040	111,000	147,619
Security Description	Principal Amount	Value
6.35%, 9/15/2037	$346,000	$485,791
6.40%, 6/15/2038	399,000	571,264
Duke Energy Indiana LLC:
2.75%, 4/1/2050	207,000	187,116
3.75%, 5/15/2046	238,000	249,115
6.12%, 10/15/2035	208,000	271,234
6.35%, 8/15/2038	260,000	362,268
6.45%, 4/1/2039	160,000	227,138
Series WWW, 4.90%, 7/15/2043	124,000	150,417
Series YYY, 3.25%, 10/1/2049	188,000	184,827
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	138,000	143,752
4.30%, 2/1/2049	110,000	125,635
Duke Energy Progress LLC:
2.50%, 8/15/2050 (b)	263,000	226,940
3.60%, 9/15/2047 (b)	176,000	183,733
3.70%, 10/15/2046	141,000	149,821
4.10%, 5/15/2042	350,000	394,177
4.10%, 3/15/2043	125,000	140,070
4.15%, 12/1/2044	1,200,000	1,360,896
4.20%, 8/15/2045	223,000	253,803
4.38%, 3/30/2044	132,000	153,103
6.30%, 4/1/2038	2,000	2,775
El Paso Electric Co.:
5.00%, 12/1/2044	37,000	41,388
6.00%, 5/15/2035	202,000	263,256
Emera US Finance L.P. 4.75%, 6/15/2046	425,000	475,838
Entergy Arkansas LLC:
2.65%, 6/15/2051	125,000	110,621
3.35%, 6/15/2052	180,000	180,680
4.20%, 4/1/2049	166,000	187,724
Entergy Corp.:
2.40%, 6/15/2031	280,000	270,522
3.75%, 6/15/2050	102,000	102,315
Entergy Louisiana LLC:
2.35%, 6/15/2032	280,000	275,691
2.90%, 3/15/2051	439,000	404,315
3.10%, 6/15/2041	330,000	330,977
4.00%, 3/15/2033	241,000	274,518
4.20%, 9/1/2048	531,000	602,961
4.20%, 4/1/2050	225,000	256,270
Entergy Mississippi LLC:
3.50%, 6/1/2051	180,000	182,599
3.85%, 6/1/2049	80,000	85,011
Entergy Texas, Inc. 4.50%, 3/30/2039	7,000	7,903
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	188,000	184,682
4.10%, 4/1/2043	114,000	126,936
4.25%, 12/1/2045	130,000	146,992
Evergy Metro, Inc.:
4.20%, 6/15/2047	175,000	196,733

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2019, 4.13%, 4/1/2049	$201,000	$226,855
Eversource Energy 3.45%, 1/15/2050 (b)	580,000	582,430
Exelon Corp.:
4.45%, 4/15/2046	181,000	207,929
4.70%, 4/15/2050	50,000	59,959
4.95%, 6/15/2035	259,000	305,358
5.10%, 6/15/2045	128,000	158,714
Exelon Generation Co. LLC:
5.60%, 6/15/2042	336,000	368,925
5.75%, 10/1/2041	657,000	727,476
6.25%, 10/1/2039	1,519,000	1,771,534
Florida Power & Light Co.:
3.15%, 10/1/2049	280,000	282,052
3.70%, 12/1/2047	212,000	230,999
3.80%, 12/15/2042	136,000	149,828
3.95%, 3/1/2048	442,000	502,881
3.99%, 3/1/2049	227,000	261,238
4.05%, 10/1/2044	129,000	147,572
4.13%, 2/1/2042	121,000	139,437
4.13%, 6/1/2048	178,000	208,153
4.95%, 6/1/2035	60,000	75,254
5.25%, 2/1/2041	625,000	815,887
5.63%, 4/1/2034	117,000	154,213
5.65%, 2/1/2037	143,000	187,503
5.69%, 3/1/2040	222,000	300,666
5.95%, 2/1/2038	100,000	137,506
5.96%, 4/1/2039	126,000	174,466
Georgia Power Co.:
4.30%, 3/15/2042	577,000	644,884
4.30%, 3/15/2043	163,000	183,189
Series 10-C, 4.75%, 9/1/2040	350,000	411,624
Series A, 3.25%, 3/15/2051 (b)	240,000	230,794
Series B, 3.70%, 1/30/2050	211,000	217,942
Iberdrola International B.V. 6.75%, 7/15/2036	242,000	352,241
Idaho Power Co. Series K, 4.20%, 3/1/2048	215,000	246,616
Indiana Michigan Power Co.:
6.05%, 3/15/2037	114,000	151,048
Series K, 4.55%, 3/15/2046	234,000	274,058
Series L, 3.75%, 7/1/2047	138,000	144,791
Interstate Power & Light Co.:
3.50%, 9/30/2049	225,000	226,809
3.70%, 9/15/2046	30,000	30,798
6.25%, 7/15/2039	77,000	102,536
ITC Holdings Corp. 5.30%, 7/1/2043	83,000	102,013
Jersey Central Power & Light Co. 6.15%, 6/1/2037	71,000	86,416
Security Description	Principal Amount	Value
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	$181,872	$213,205
Kansas City Power & Light Co.:
5.30%, 10/1/2041	190,000	237,975
Series B, 6.05%, 11/15/2035	30,000	39,952
Kentucky Utilities Co.:
3.30%, 6/1/2050	263,000	258,113
4.38%, 10/1/2045	242,000	276,006
5.13%, 11/1/2040	675,000	836,946
Louisville Gas & Electric Co. 4.25%, 4/1/2049	100,000	113,416
MidAmerican Energy Co.:
3.65%, 8/1/2048	224,000	237,991
3.95%, 8/1/2047	202,000	223,774
4.25%, 5/1/2046	226,000	259,834
4.25%, 7/15/2049	229,000	268,697
4.40%, 10/15/2044	306,000	355,517
4.80%, 9/15/2043	131,000	160,835
6.75%, 12/30/2031	63,000	87,232
Series MTN, 5.75%, 11/1/2035	51,000	67,917
Series MTN, 5.80%, 10/15/2036	70,000	92,991
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	141,000	157,159
National Grid USA 5.80%, 4/1/2035	92,000	112,596
National Rural Utilities Cooperative Finance Corp.:
4.02%, 11/1/2032	253,000	286,935
4.30%, 3/15/2049	162,000	187,376
4.40%, 11/1/2048 (b)	211,000	248,360
Series MTN, 1.65%, 6/15/2031	210,000	194,544
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050	205,000	196,675
Series N, 6.65%, 4/1/2036	142,000	199,430
Series R, 6.75%, 7/1/2037	256,000	358,671
Northern States Power Co.:
2.60%, 6/1/2051	242,000	217,735
2.90%, 3/1/2050	149,000	142,443
3.20%, 4/1/2052	225,000	225,538
3.40%, 8/15/2042	132,000	138,608
3.60%, 5/15/2046	246,000	261,938
3.60%, 9/15/2047	336,000	360,881
4.00%, 8/15/2045	140,000	157,830
4.13%, 5/15/2044	113,000	129,145
5.35%, 11/1/2039	135,000	176,453
6.20%, 7/1/2037	66,000	91,626
6.25%, 6/1/2036 (b)	114,000	157,754
NorthWestern Corp. 4.18%, 11/15/2044	165,000	181,271
NSTAR Electric Co.:
4.40%, 3/1/2044	125,000	146,119

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 3/15/2040 (b)	$83,000	$108,091
Oglethorpe Power Corp.:
5.05%, 10/1/2048	135,000	160,558
5.25%, 9/1/2050	213,000	249,006
5.38%, 11/1/2040	253,000	300,063
5.95%, 11/1/2039	218,000	274,157
Ohio Edison Co. 6.88%, 7/15/2036	402,000	539,203
Ohio Power Co.:
4.00%, 6/1/2049	253,000	280,506
4.15%, 4/1/2048	410,000	462,656
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	50,000	53,124
4.15%, 4/1/2047	126,000	138,358
Oncor Electric Delivery Co. LLC:
3.10%, 9/15/2049	778,000	761,958
3.70%, 5/15/2050	155,000	166,668
3.75%, 4/1/2045	239,000	258,811
3.80%, 9/30/2047	310,000	335,575
4.10%, 11/15/2048	192,000	218,031
4.55%, 12/1/2041	222,000	264,837
5.25%, 9/30/2040	138,000	180,819
5.30%, 6/1/2042	94,000	122,401
7.25%, 1/15/2033	40,000	57,719
7.50%, 9/1/2038	62,000	96,661
Pacific Gas & Electric Co.:
3.30%, 8/1/2040	769,000	693,369
3.50%, 8/1/2050	592,000	515,212
3.75%, 8/15/2042	151,000	138,950
3.95%, 12/1/2047	295,000	273,368
4.00%, 12/1/2046	236,000	220,056
4.20%, 6/1/2041	125,000	124,508
4.25%, 3/15/2046	475,000	457,064
4.30%, 3/15/2045	206,000	199,598
4.50%, 7/1/2040	1,062,000	1,079,693
4.60%, 6/15/2043	122,000	122,770
4.75%, 2/15/2044	283,000	290,836
4.95%, 7/1/2050	1,199,000	1,236,205
PacifiCorp:
3.30%, 3/15/2051	248,000	246,353
4.10%, 2/1/2042	88,000	97,830
4.13%, 1/15/2049	523,000	586,487
4.15%, 2/15/2050	184,000	208,586
5.25%, 6/15/2035	55,000	69,240
5.75%, 4/1/2037	107,000	139,993
6.00%, 1/15/2039	171,000	231,312
6.10%, 8/1/2036	123,000	164,532
6.25%, 10/15/2037	264,000	360,196
6.35%, 7/15/2038	50,000	69,473
7.70%, 11/15/2031	102,000	145,411
PECO Energy Co.:
2.80%, 6/15/2050	450,000	417,870
3.00%, 9/15/2049	131,000	125,974
3.05%, 3/15/2051	110,000	108,210
Security Description	Principal Amount	Value
3.70%, 9/15/2047	$205,000	$218,665
3.90%, 3/1/2048	295,000	327,155
4.15%, 10/1/2044	165,000	186,773
5.95%, 10/1/2036	135,000	183,852
Potomac Electric Power Co. 4.15%, 3/15/2043	172,000	196,355
PPL Capital Funding, Inc.:
4.00%, 9/15/2047	135,000	144,869
5.00%, 3/15/2044	87,000	104,422
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	127,000	120,480
4.13%, 6/15/2044	138,000	153,553
4.15%, 10/1/2045	274,000	309,447
4.15%, 6/15/2048	50,000	57,096
4.75%, 7/15/2043	123,000	148,169
6.25%, 5/15/2039 (b)	55,000	75,862
Progress Energy, Inc.:
6.00%, 12/1/2039	194,000	251,996
7.00%, 10/30/2031	262,000	353,726
7.75%, 3/1/2031	103,000	144,327
PSEG Power LLC 8.63%, 4/15/2031	186,000	280,075
Public Service Co. of Colorado:
1.88%, 6/15/2031	384,000	367,461
3.60%, 9/15/2042	139,000	149,014
3.80%, 6/15/2047	563,000	612,206
4.05%, 9/15/2049	138,000	157,824
4.10%, 6/15/2048	205,000	232,732
4.30%, 3/15/2044	105,000	121,559
6.50%, 8/1/2038	135,000	194,212
Series 17, 6.25%, 9/1/2037	124,000	174,443
Series 36, 2.70%, 1/15/2051	451,000	410,252
Public Service Co. of New Hampshire 3.60%, 7/1/2049	45,000	47,880
Public Service Electric & Gas Co.:
Series MTN, 2.05%, 8/1/2050	126,000	101,517
Series MTN, 2.70%, 5/1/2050	135,000	124,496
Series MTN, 3.00%, 3/1/2051	130,000	125,693
Series MTN, 3.15%, 1/1/2050	132,000	131,526
Series MTN, 3.20%, 8/1/2049	176,000	176,885
Series MTN, 3.60%, 12/1/2047	225,000	240,874
Series MTN, 3.65%, 9/1/2042	80,000	85,974
Series MTN, 3.80%, 1/1/2043	95,000	103,990
Series MTN, 3.80%, 3/1/2046	177,000	195,900

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.85%, 5/1/2049	$215,000	$238,392
Series MTN, 4.05%, 5/1/2048	205,000	235,471
Series MTN, 4.15%, 11/1/2045	98,000	110,089
Series MTN, 5.50%, 3/1/2040	93,000	123,387
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	313,000	306,173
4.30%, 5/20/2045	128,000	146,363
5.64%, 4/15/2041	42,000	55,224
5.76%, 10/1/2039 (b)	92,000	122,389
5.80%, 3/15/2040	141,000	187,410
6.27%, 3/15/2037	97,000	131,477
San Diego Gas & Electric Co.:
4.50%, 8/15/2040	566,000	661,360
6.00%, 6/1/2039	47,000	63,529
Series RRR, 3.75%, 6/1/2047	151,000	160,225
Series TTT, 4.10%, 6/15/2049	161,000	180,869
Sempra Energy:
3.80%, 2/1/2038	175,000	187,945
4.00%, 2/1/2048	257,000	270,071
6.00%, 10/15/2039	588,000	778,777
South Carolina Electric & Gas Co.:
4.60%, 6/15/2043	97,000	116,448
5.10%, 6/1/2065	674,000	901,091
5.45%, 2/1/2041	227,000	295,540
6.63%, 2/1/2032	27,000	37,045
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	596	655
Southern California Edison Co.:
3.65%, 2/1/2050	463,000	457,995
4.00%, 4/1/2047	717,000	743,084
4.05%, 3/15/2042	159,000	166,629
4.50%, 9/1/2040	137,000	152,778
4.65%, 10/1/2043	239,000	272,058
5.50%, 3/15/2040	281,000	343,624
5.63%, 2/1/2036	132,000	165,133
6.00%, 1/15/2034	214,000	279,578
6.05%, 3/15/2039	164,000	213,922
Series 04-G, 5.75%, 4/1/2035	288,000	367,459
Series 05-E, 5.35%, 7/15/2035	89,000	109,319
Series 08-A, 5.95%, 2/1/2038	126,000	160,477
Series 13-A, 3.90%, 3/15/2043	237,000	242,093
Series B, 4.88%, 3/1/2049	421,000	491,955
Series C, 3.60%, 2/1/2045	131,000	128,930
Series C, 4.13%, 3/1/2048	525,000	550,053
Security Description	Principal Amount	Value
Southern Co.:
4.25%, 7/1/2036	$218,000	$245,089
4.40%, 7/1/2046	611,000	681,546
Southern Power Co.:
5.15%, 9/15/2041	100,000	114,078
5.25%, 7/15/2043	100,000	114,850
Southwestern Electric Power Co.:
6.20%, 3/15/2040	38,000	50,708
Series J, 3.90%, 4/1/2045	230,000	238,940
Series L, 3.85%, 2/1/2048	136,000	139,759
Southwestern Public Service Co.:
3.40%, 8/15/2046	70,000	69,914
3.75%, 6/15/2049	67,000	71,263
4.50%, 8/15/2041	135,000	156,865
Series 6, 4.40%, 11/15/2048	168,000	194,500
Series 8, 3.15%, 5/1/2050	210,000	204,454
Tampa Electric Co.:
3.45%, 3/15/2051	280,000	285,771
4.10%, 6/15/2042	32,000	35,127
4.35%, 5/15/2044	138,000	158,425
4.45%, 6/15/2049	65,000	76,006
Toledo Edison Co. 6.15%, 5/15/2037	167,000	214,169
Tucson Electric Power Co.:
4.00%, 6/15/2050	165,000	179,391
4.85%, 12/1/2048	161,000	192,936
Union Electric Co.:
2.63%, 3/15/2051	382,000	339,682
3.25%, 10/1/2049	459,000	455,535
3.90%, 9/15/2042	254,000	276,997
4.00%, 4/1/2048	326,000	363,187
5.30%, 8/1/2037	128,000	159,766
8.45%, 3/15/2039	29,000	47,768
Virginia Electric & Power Co.:
2.45%, 12/15/2050	376,000	323,108
3.30%, 12/1/2049 (b)	140,000	140,532
4.00%, 1/15/2043	137,000	152,345
4.45%, 2/15/2044	250,000	294,680
4.60%, 12/1/2048	241,000	295,266
8.88%, 11/15/2038	170,000	293,228
Series A, 6.00%, 5/15/2037	176,000	236,401
Series B, 3.80%, 9/15/2047	187,000	202,384
Series B, 4.20%, 5/15/2045	197,000	223,498
Series B, 6.00%, 1/15/2036	209,000	280,620
Series C, 4.00%, 11/15/2046	299,000	333,122
Series D, 4.65%, 8/15/2043	195,000	234,433
Westar Energy, Inc. 4.13%, 3/1/2042	140,000	156,183
Wisconsin Electric Power Co.:
4.30%, 10/15/2048	117,000	137,411
5.70%, 12/1/2036	216,000	281,709
Wisconsin Power & Light Co. 3.65%, 4/1/2050	211,000	221,466

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	$221,000	$223,345
3.67%, 12/1/2042	114,000	120,271
4.75%, 11/1/2044	140,000	171,072
Xcel Energy, Inc. 6.50%, 7/1/2036	30,000	42,170
		104,283,308
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co. 6.13%, 4/15/2039	62,000	83,924
ELECTRONICS — 0.2%
Fortive Corp. 4.30%, 6/15/2046	147,000	165,710
Honeywell International, Inc.:
2.80%, 6/1/2050	277,000	263,255
3.81%, 11/21/2047	623,000	692,726
5.70%, 3/15/2036	35,000	46,216
5.38%, 3/1/2041	106,000	140,519
Tyco Electronics Group SA 7.13%, 10/1/2037	185,000	270,983
Vontier Corp. 2.95%, 4/1/2031 (d)	170,000	166,029
		1,745,438
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
1.75%, 2/15/2032	180,000	167,362
3.05%, 3/1/2050 (b)	268,000	256,696
6.20%, 3/1/2040	235,000	323,475
Waste Connections, Inc. 3.05%, 4/1/2050	135,000	127,607
Waste Management, Inc.:
2.50%, 11/15/2050	131,000	113,204
3.90%, 3/1/2035	138,000	155,574
4.10%, 3/1/2045	128,000	144,909
4.15%, 7/15/2049	348,000	397,434
		1,686,261
FOOD — 1.2%
Campbell Soup Co.:
3.13%, 4/24/2050	125,000	116,920
4.80%, 3/15/2048	276,000	329,144
Conagra Brands, Inc.:
5.30%, 11/1/2038	534,000	660,425
5.40%, 11/1/2048	411,000	526,322
General Mills, Inc.:
3.00%, 2/1/2051 (d)	403,000	376,990
5.40%, 6/15/2040	219,000	286,678
Hershey Co. 3.38%, 8/15/2046	309,000	320,130
Ingredion, Inc. 3.90%, 6/1/2050 (b)	105,000	111,609
JM Smucker Co.:
3.55%, 3/15/2050 (b)	98,000	99,277
Security Description	Principal Amount	Value
4.25%, 3/15/2035	$273,000	$306,415
4.38%, 3/15/2045	143,000	161,281
Kellogg Co.:
4.50%, 4/1/2046	291,000	339,198
Series B, 7.45%, 4/1/2031	314,000	444,319
Kroger Co 3.95%, 1/15/2050	195,000	210,224
Kroger Co.:
4.45%, 2/1/2047	432,000	489,119
4.65%, 1/15/2048	200,000	232,510
5.00%, 4/15/2042	153,000	186,164
5.15%, 8/1/2043	158,000	196,317
5.40%, 1/15/2049	455,000	584,984
6.90%, 4/15/2038	266,000	376,366
McCormick & Co., Inc. 4.20%, 8/15/2047	135,000	152,947
Mondelez International, Inc.:
1.88%, 10/15/2032	570,000	531,856
2.63%, 9/4/2050	478,000	413,236
Sysco Corp.:
3.30%, 2/15/2050 (b)	164,000	155,680
4.45%, 3/15/2048	136,000	153,743
4.50%, 4/1/2046	200,000	225,218
4.85%, 10/1/2045	495,000	584,392
5.38%, 9/21/2035	135,000	166,165
6.60%, 4/1/2040	250,000	350,128
6.60%, 4/1/2050	515,000	745,735
Tyson Foods, Inc.:
4.55%, 6/2/2047	188,000	220,588
4.88%, 8/15/2034	304,000	364,815
5.10%, 9/28/2048	474,000	601,013
5.15%, 8/15/2044	174,000	216,729
		11,236,637
FOREST PRODUCTS & PAPER — 0.3%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047 (b)	94,000	109,476
Georgia-Pacific LLC 7.75%, 11/15/2029	85,000	119,711
International Paper Co.:
4.35%, 8/15/2048 (b)	279,000	324,974
4.40%, 8/15/2047	301,000	351,544
4.80%, 6/15/2044	198,000	239,105
5.00%, 9/15/2035	402,000	488,760
5.15%, 5/15/2046	240,000	303,177
6.00%, 11/15/2041	432,000	588,073
7.30%, 11/15/2039	241,000	361,143
		2,885,963
GAS — 0.8%
Atmos Energy Corp.:
3.38%, 9/15/2049	376,000	376,790
4.13%, 10/15/2044	206,000	228,520
4.13%, 3/15/2049	230,000	256,949

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 1/15/2043	$205,000	$225,428
4.30%, 10/1/2048 (b)	225,000	257,972
5.50%, 6/15/2041	129,000	164,987
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	190,000	200,689
5.85%, 1/15/2041	287,000	366,203
Dominion Energy Gas Holdings LLC:
4.60%, 12/15/2044	142,000	159,080
4.80%, 11/1/2043	391,000	447,038
Series C, 3.90%, 11/15/2049	289,000	296,089
NiSource, Inc.:
3.95%, 3/30/2048	156,000	164,989
4.38%, 5/15/2047	423,000	475,664
4.80%, 2/15/2044	198,000	232,725
5.25%, 2/15/2043	113,000	139,227
5.65%, 2/1/2045	201,000	259,163
5.95%, 6/15/2041	180,000	233,381
ONE Gas, Inc. 4.66%, 2/1/2044	296,000	337,917
Piedmont Natural Gas Co., Inc.:
3.35%, 6/1/2050	204,000	198,578
3.64%, 11/1/2046	129,000	130,785
4.65%, 8/1/2043	55,000	64,400
Southern California Gas Co.:
3.75%, 9/15/2042	162,000	172,362
5.13%, 11/15/2040	82,000	102,116
Series UU, 4.13%, 6/1/2048	142,000	161,262
Series VV, 4.30%, 1/15/2049	239,000	283,038
Series WW, 3.95%, 2/15/2050	221,000	245,816
Southern Co. Gas Capital Corp.:
4.40%, 6/1/2043	231,000	253,982
4.40%, 5/30/2047	298,000	332,449
5.88%, 3/15/2041	147,000	195,805
Southwest Gas Corp.:
3.80%, 9/29/2046	186,000	190,961
4.15%, 6/1/2049	135,000	146,796
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	107,000	114,979
Series MTN, 3.65%, 9/15/2049	235,000	246,731
		7,662,871
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc.:
3.10%, 5/1/2050	215,000	215,026
4.10%, 3/1/2048	137,000	157,358
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	369,000	335,919
4.85%, 11/15/2048	217,000	270,992
5.20%, 9/1/2040	115,000	147,385
		1,126,680
Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories:
4.75%, 11/30/2036	$737,000	$914,558
4.75%, 4/15/2043	173,000	219,700
4.90%, 11/30/2046	935,000	1,216,631
5.30%, 5/27/2040	313,000	416,622
6.00%, 4/1/2039	366,000	519,493
6.15%, 11/30/2037	246,000	350,466
Baxter International, Inc.:
1.73%, 4/1/2031 (d)	136,000	127,341
3.50%, 8/15/2046	135,000	140,797
Boston Scientific Corp.:
4.55%, 3/1/2039	183,000	215,730
4.70%, 3/1/2049	370,000	448,629
7.00%, 11/15/2035	207,000	285,598
7.38%, 1/15/2040	75,000	113,542
Danaher Corp. 2.60%, 10/1/2050	665,000	586,849
DH Europe Finance II Sarl:
3.25%, 11/15/2039	545,000	556,331
3.40%, 11/15/2049	60,000	60,978
Koninklijke Philips NV:
5.00%, 3/15/2042	227,000	291,475
6.88%, 3/11/2038	165,000	243,401
Medtronic, Inc.:
4.38%, 3/15/2035	938,000	1,129,399
4.63%, 3/15/2045	1,068,000	1,344,505
PerkinElmer, Inc. 3.63%, 3/15/2051	140,000	144,315
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051 (f)	125,000	125,237
Stryker Corp.:
2.90%, 6/15/2050	135,000	127,399
4.10%, 4/1/2043	225,000	250,992
4.38%, 5/15/2044	138,000	161,391
4.63%, 3/15/2046	259,000	316,257
Thermo Fisher Scientific, Inc. 5.30%, 2/1/2044	142,000	187,812
Zimmer Biomet Holdings, Inc. 5.75%, 11/30/2039	269,000	348,317
		10,843,765
HEALTH CARE SERVICES — 4.4%
Adventist Health System 3.63%, 3/1/2049	155,000	161,074
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	134,000	138,037
4.27%, 8/15/2048	223,000	265,419
Series 2020, 3.01%, 6/15/2050	130,000	124,987
Aetna, Inc.:
3.88%, 8/15/2047	381,000	398,857
4.13%, 11/15/2042	134,000	146,094

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 5/15/2042	$163,000	$185,756
4.75%, 3/15/2044	131,000	152,688
6.63%, 6/15/2036	298,000	418,130
6.75%, 12/15/2037	151,000	215,525
AHS Hospital Corp.:
5.02%, 7/1/2045	204,000	261,597
Series 2021, 2.78%, 7/1/2051	121,000	111,775
Allina Health System Series 2019, 3.89%, 4/15/2049	123,000	136,006
Anthem, Inc.:
3.13%, 5/15/2050	667,000	635,191
3.60%, 3/15/2051	210,000	217,657
3.70%, 9/15/2049	223,000	232,736
4.38%, 12/1/2047	446,000	515,808
4.55%, 3/1/2048	404,000	477,783
4.63%, 5/15/2042	262,000	311,172
4.65%, 1/15/2043	1,235,000	1,471,255
4.65%, 8/15/2044	239,000	283,098
5.10%, 1/15/2044	289,000	360,808
5.85%, 1/15/2036	121,000	157,851
5.95%, 12/15/2034	135,000	179,509
6.38%, 6/15/2037	79,000	108,483
Ascension Health:
3.95%, 11/15/2046	269,000	308,218
4.85%, 11/15/2053	148,000	197,909
Series B, 3.11%, 11/15/2039 (b)	232,000	237,522
Banner Health:
2.91%, 1/1/2051	121,000	113,969
Series 2020, 3.18%, 1/1/2050	265,000	264,088
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	100,000	101,503
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	186,000	212,390
Baylor Scott & White Holdings:
3.97%, 11/15/2046	123,000	137,989
4.19%, 11/15/2045	185,000	215,784
Series 2021, 2.84%, 11/15/2050	476,000	449,820
Bon Secours Mercy Health, Inc.:
Series 20-2, 2.10%, 6/1/2031	205,000	198,333
Series 20-2, 3.21%, 6/1/2050	25,000	24,377
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050 (b)	220,000	210,382
Security Description	Principal Amount	Value
Children's Health System of Texas 2.51%, 8/15/2050	$227,000	$200,244
Children's Hospital Corp.:
Series 2017, 4.12%, 1/1/2047	177,000	210,345
Series 2020, 2.59%, 2/1/2050	87,000	78,344
Series 2020, 2.93%, 7/15/2050	85,000	79,404
Children's Hospital Medical Center 4.27%, 5/15/2044	168,000	197,437
City of Hope:
Series 2013, 5.62%, 11/15/2043	134,000	180,312
Series 2018, 4.38%, 8/15/2048	110,000	129,064
CommonSpirit Health:
3.82%, 10/1/2049	220,000	234,502
3.91%, 10/1/2050	170,000	174,745
4.19%, 10/1/2049	207,000	222,889
4.35%, 11/1/2042	268,000	295,770
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	126,000	117,655
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	244,000	248,946
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	182,000	202,897
Dignity Health:
4.50%, 11/1/2042	158,000	180,317
5.27%, 11/1/2064	122,000	151,533
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	240,000	272,981
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	221,000	238,950
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	130,000	153,031
4.50%, 7/1/2057	331,000	411,006
Series 2020, 2.68%, 9/1/2041	139,000	129,296
Series 2020, 2.88%, 9/1/2050	155,000	145,452
Hartford HealthCare Corp. 3.45%, 7/1/2054	113,000	112,266
HCA, Inc.:
5.13%, 6/15/2039	341,000	409,865
5.25%, 6/15/2049	561,000	686,821
5.50%, 6/15/2047	628,000	781,565

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Humana, Inc.:
3.95%, 8/15/2049	$125,000	$134,579
4.63%, 12/1/2042	344,000	399,019
4.80%, 3/15/2047	161,000	192,733
4.95%, 10/1/2044	301,000	361,378
IHC Health Services, Inc. 4.13%, 5/15/2048	159,000	187,172
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	221,000	252,583
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	180,000	191,840
Iowa Health System Series 2020, 3.67%, 2/15/2050	224,000	235,731
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	264,000	299,458
Kaiser Foundation Hospitals:
4.15%, 5/1/2047	539,000	636,284
4.88%, 4/1/2042	265,000	339,033
Series 2019, 3.27%, 11/1/2049	782,000	806,101
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	528,000	600,415
Mass General Brigham, Inc.:
Series 2015, 4.12%, 7/1/2055	196,000	225,041
Series 2017, 3.77%, 7/1/2048	85,000	93,289
Series 2020, 3.19%, 7/1/2049	120,000	119,964
Series 2020, 3.34%, 7/1/2060	261,000	268,170
Mayo Clinic:
3.77%, 11/15/2043	216,000	236,205
Series 2013, 4.00%, 11/15/2047	95,000	110,392
Series 2021, 3.20%, 11/15/2061 (f)	230,000	229,418
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	165,000	194,853
Memorial Health Services 3.45%, 11/1/2049	133,000	139,699
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	115,000	135,878
5.00%, 7/1/2042	211,000	274,382
Series 2015, 4.20%, 7/1/2055	280,000	334,365
Series 2020, 2.96%, 1/1/2050	95,000	91,007
Methodist Hospital Series 20A, 2.71%, 12/1/2050	131,000	121,184
Security Description	Principal Amount	Value
MidMichigan Health Series 2020, 3.41%, 6/1/2050	$171,000	$172,474
Montefiore Obligated Group:
4.29%, 9/1/2050	138,000	140,806
Series 18-C, 5.25%, 11/1/2048	174,000	199,467
Mount Sinai Hospitals Group, Inc.:
Series 2017, 3.98%, 7/1/2048	171,000	182,407
Series 2019, 3.74%, 7/1/2049	137,000	142,529
Series 2020, 3.39%, 7/1/2050	121,000	118,432
MultiCare Health System 2.80%, 8/15/2050 (b)	158,000	146,302
New York and Presbyterian Hospital:
2.26%, 8/1/2040	75,000	67,370
2.61%, 8/1/2060	166,000	142,064
4.02%, 8/1/2045	349,000	408,934
4.06%, 8/1/2056	188,000	218,625
Series 2019, 3.95%, 8/1/2119	273,000	293,822
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	129,000	134,588
3.98%, 11/1/2046	188,000	200,145
4.26%, 11/1/2047 (b)	258,000	291,512
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	130,000	114,342
NYU Langone Hospitals:
4.37%, 7/1/2047	127,000	145,846
4.78%, 7/1/2044	184,000	225,161
Series 13-A, 5.75%, 7/1/2043	168,000	227,909
Series 2020, 3.38%, 7/1/2055	184,000	180,270
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	274,000	274,978
Orlando Health Obligated Group:
3.33%, 10/1/2050	130,000	130,852
4.09%, 10/1/2048	65,000	73,974
PeaceHealth Obligated Group:
Series 2018, 4.79%, 11/15/2048	238,000	297,474
Series 2020, 3.22%, 11/15/2050	50,000	48,533
Providence St. Joseph Health Obligated Group:
Series A, 3.93%, 10/1/2048	132,000	146,472

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series I, 3.74%, 10/1/2047	$188,000	$202,540
Quest Diagnostics, Inc. 4.70%, 3/30/2045	70,000	81,850
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	82,000	82,549
3.95%, 7/1/2046	157,000	172,114
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	220,000	199,333
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	126,000	114,378
Spectrum Health System Obligated Group Series 19A, 3.49%, 7/15/2049	158,000	161,301
Stanford Health Care Series 2018, 3.80%, 11/15/2048	123,000	137,529
Sutter Health:
Series 2018, 4.09%, 8/15/2048	194,000	217,001
Series 20A, 3.16%, 8/15/2040	100,000	99,539
Series 20A, 3.36%, 8/15/2050	356,000	353,430
Texas Health Resources:
2.33%, 11/15/2050	151,000	127,696
4.33%, 11/15/2055	148,000	179,684
Toledo Hospital:
5.75%, 11/15/2038	135,000	157,723
6.02%, 11/15/2048	354,000	426,793
Trinity Health Corp.:
4.13%, 12/1/2045	139,000	162,034
Series 2019, 3.43%, 12/1/2048	130,000	135,656
Series 2021, 2.63%, 12/1/2040	75,000	70,679
UnitedHealth Group, Inc.:
2.75%, 5/15/2040	359,000	350,887
2.90%, 5/15/2050	880,000	844,536
3.13%, 5/15/2060 (b)	304,000	298,811
3.50%, 8/15/2039	462,000	498,332
3.70%, 8/15/2049	402,000	438,389
3.75%, 10/15/2047	314,000	343,020
3.88%, 8/15/2059	290,000	324,147
3.95%, 10/15/2042	135,000	153,665
4.20%, 1/15/2047	123,000	143,519
4.25%, 3/15/2043	362,000	425,223
4.25%, 4/15/2047	396,000	463,657
4.25%, 6/15/2048	574,000	683,140
4.38%, 3/15/2042	320,000	378,976
4.45%, 12/15/2048	279,000	341,599
4.63%, 7/15/2035	270,000	329,035
4.63%, 11/15/2041	593,000	727,830
4.75%, 7/15/2045	617,000	773,761
5.80%, 3/15/2036	170,000	229,656
Security Description	Principal Amount	Value
5.95%, 2/15/2041	$137,000	$193,138
6.50%, 6/15/2037	355,000	516,269
6.63%, 11/15/2037	384,000	567,944
6.88%, 2/15/2038	730,000	1,099,519
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	235,000	222,451
Willis-Knighton Medical Center:
Series 2018, 4.81%, 9/1/2048	134,000	162,389
Series 2021, 3.07%, 3/1/2051	125,000	116,918
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	126,000	108,609
		42,337,927
HOME BUILDERS — 0.1%
PulteGroup, Inc.:
6.00%, 2/15/2035	131,000	165,257
6.38%, 5/15/2033	191,000	242,583
7.88%, 6/15/2032	182,000	255,934
		663,774
HOME FURNISHINGS — 0.1%
Whirlpool Corp.:
4.50%, 6/1/2046	299,000	333,822
4.60%, 5/15/2050	193,000	222,272
		556,094
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 3.95%, 8/1/2047	128,000	140,878
Kimberly-Clark Corp.:
3.20%, 7/30/2046	50,000	51,712
3.90%, 5/4/2047	264,000	302,177
5.30%, 3/1/2041	133,000	172,913
		667,680
INSURANCE — 4.0%
Aflac, Inc.:
4.00%, 10/15/2046	144,000	158,259
4.75%, 1/15/2049	255,000	316,649
Alleghany Corp. 4.90%, 9/15/2044	378,000	451,547
Allstate Corp.:
3.85%, 8/10/2049	338,000	372,108
4.20%, 12/15/2046	235,000	272,189
4.50%, 6/15/2043	150,000	178,664
5.35%, 6/1/2033	97,000	123,493
5.55%, 5/9/2035	135,000	179,411
5.95%, 4/1/2036	81,000	106,610
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (c)	200,000	258,096

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
American Financial Group, Inc. 4.50%, 6/15/2047	$132,000	$147,532
American International Group, Inc.:
3.88%, 1/15/2035	458,000	499,280
4.38%, 6/30/2050	334,000	379,982
4.38%, 1/15/2055	238,000	266,472
4.50%, 7/16/2044	1,174,000	1,336,352
4.70%, 7/10/2035	212,000	248,195
4.75%, 4/1/2048	306,000	364,183
4.80%, 7/10/2045	221,000	262,400
6.25%, 5/1/2036	610,000	819,389
3 Month USD LIBOR + 4.20%, 8.18%, 5/15/2068 (c)	205,000	285,571
Aon Corp. 6.25%, 9/30/2040	117,000	160,787
Aon PLC:
4.45%, 5/24/2043	51,000	56,797
4.60%, 6/14/2044	156,000	185,224
4.75%, 5/15/2045	289,000	351,823
Arch Capital Finance LLC 5.03%, 12/15/2046	143,000	175,072
Arch Capital Group US, Inc. 5.14%, 11/1/2043	452,000	552,963
Arch Capital Group, Ltd. 3.64%, 6/30/2050	427,000	428,277
Berkshire Hathaway Finance Corp.:
2.50%, 1/15/2051	205,000	177,792
2.85%, 10/15/2050	967,000	894,562
4.20%, 8/15/2048	937,000	1,079,508
4.25%, 1/15/2049	867,000	1,003,318
4.30%, 5/15/2043	289,000	339,907
4.40%, 5/15/2042	273,000	324,976
5.75%, 1/15/2040	563,000	776,839
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	553,000	667,891
Brighthouse Financial, Inc. 4.70%, 6/22/2047	879,000	900,588
Chubb Corp.:
6.00%, 5/11/2037	413,000	574,623
Series 1, 6.50%, 5/15/2038	172,000	251,447
Chubb INA Holdings, Inc.:
4.15%, 3/13/2043	267,000	305,437
4.35%, 11/3/2045	786,000	934,122
6.70%, 5/15/2036	152,000	220,116
Cincinnati Financial Corp. 6.13%, 11/1/2034	30,000	39,815
Equitable Holdings, Inc. 5.00%, 4/20/2048	524,000	632,306
Everest Reinsurance Holdings, Inc.:
3.50%, 10/15/2050	261,000	254,475
4.87%, 6/1/2044	135,000	161,212
Security Description	Principal Amount	Value
Hartford Financial Services Group, Inc.:
3.60%, 8/19/2049	$180,000	$187,312
4.30%, 4/15/2043	210,000	239,020
4.40%, 3/15/2048	216,000	249,115
5.95%, 10/15/2036	229,000	297,936
6.10%, 10/1/2041	221,000	301,351
Lincoln National Corp.:
4.35%, 3/1/2048	150,000	167,223
4.38%, 6/15/2050 (b)	134,000	149,781
6.30%, 10/9/2037	135,000	179,923
7.00%, 6/15/2040	218,000	313,706
Loews Corp.:
4.13%, 5/15/2043	37,000	40,215
6.00%, 2/1/2035	173,000	225,748
Manulife Financial Corp. 5.38%, 3/4/2046 (b)	308,000	408,707
Markel Corp.:
4.15%, 9/17/2050	205,000	226,070
5.00%, 4/5/2046	690,000	852,909
5.00%, 5/20/2049	193,000	241,047
Marsh & McLennan Cos., Inc.:
4.20%, 3/1/2048	195,000	224,248
4.35%, 1/30/2047	256,000	300,032
4.90%, 3/15/2049	404,000	515,553
5.88%, 8/1/2033	162,000	213,025
MetLife, Inc.:
4.05%, 3/1/2045	232,000	263,053
4.13%, 8/13/2042	247,000	281,558
4.60%, 5/13/2046	204,000	249,347
4.72%, 12/15/2044	184,000	226,530
4.88%, 11/13/2043	388,000	489,784
5.70%, 6/15/2035	411,000	555,380
5.88%, 2/6/2041	963,000	1,329,277
6.38%, 6/15/2034	100,000	141,276
6.40%, 12/15/2066	676,000	850,800
6.50%, 12/15/2032	208,000	293,062
10.75%, 8/1/2069	93,000	156,520
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	132,000	157,336
Principal Financial Group, Inc.:
4.30%, 11/15/2046	197,000	224,434
4.35%, 5/15/2043	197,000	222,119
4.63%, 9/15/2042	125,000	144,649
6.05%, 10/15/2036	100,000	133,100
Progressive Corp 3.95%, 3/26/2050	205,000	232,169
Progressive Corp.:
4.13%, 4/15/2047	293,000	337,929
4.20%, 3/15/2048	295,000	345,212
6.25%, 12/1/2032	186,000	250,912
Prudential Financial, Inc.:
3.91%, 12/7/2047	218,000	236,055
3.94%, 12/7/2049	363,000	397,594
Series B, 5.75%, 7/15/2033	155,000	199,232

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.00%, 3/10/2040	$246,000	$245,424
Series MTN, 3.70%, 3/13/2051	488,000	516,446
Series MTN, 4.35%, 2/25/2050 (b)	258,000	298,153
Series MTN, 4.42%, 3/27/2048	157,000	182,516
Series MTN, 4.60%, 5/15/2044	218,000	261,064
Series MTN, 5.70%, 12/14/2036	184,000	247,960
Series MTN, 6.63%, 12/1/2037	156,000	217,748
Series MTN, 6.63%, 6/21/2040	332,000	477,947
Selective Insurance Group, Inc. 5.38%, 3/1/2049	83,000	97,331
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	121,000	179,289
Travelers Cos., Inc.:
3.75%, 5/15/2046	135,000	147,193
4.00%, 5/30/2047	262,000	299,125
4.10%, 3/4/2049	162,000	188,856
4.30%, 8/25/2045	272,000	319,165
4.60%, 8/1/2043 (b)	275,000	337,216
5.35%, 11/1/2040	190,000	251,140
6.75%, 6/20/2036	313,000	455,449
Series MTN, 6.25%, 6/15/2037	339,000	477,688
Travelers Property Casualty Corp. 6.38%, 3/15/2033	124,000	172,754
Unum Group 5.75%, 8/15/2042	91,000	105,964
Voya Financial, Inc. 5.70%, 7/15/2043	107,000	138,463
W R Berkley Corp. 3.55%, 3/30/2052	330,000	331,274
Willis North America, Inc.:
3.88%, 9/15/2049	160,000	170,718
5.05%, 9/15/2048	127,000	157,900
WR Berkley Corp.:
4.00%, 5/12/2050	151,000	162,485
4.75%, 8/1/2044	224,000	261,952
		38,227,728
INTERNET — 1.4%
Alibaba Group Holding, Ltd.:
2.70%, 2/9/2041	580,000	525,300
3.15%, 2/9/2051	690,000	647,330
3.25%, 2/9/2061 (b)	350,000	324,159
4.00%, 12/6/2037	647,000	697,427
4.20%, 12/6/2047	596,000	657,150
4.40%, 12/6/2057	249,000	283,531
4.50%, 11/28/2034	149,000	169,242
Security Description	Principal Amount	Value
Alphabet, Inc.:
1.90%, 8/15/2040	$408,000	$353,544
2.05%, 8/15/2050	1,261,000	1,042,393
2.25%, 8/15/2060	630,000	514,748
Amazon.com, Inc.:
2.50%, 6/3/2050	763,000	682,832
2.70%, 6/3/2060	947,000	842,925
3.88%, 8/22/2037	854,000	974,499
4.05%, 8/22/2047	1,339,000	1,560,176
4.25%, 8/22/2057	1,241,000	1,493,221
4.80%, 12/5/2034	1,322,000	1,669,541
4.95%, 12/5/2044	620,000	808,592
eBay, Inc. 4.00%, 7/15/2042 (b)	237,000	250,156
Expedia Group, Inc. 2.95%, 3/15/2031 (b) (d)	180,000	177,408
JD.com, Inc. 4.13%, 1/14/2050 (b)	123,000	124,114
		13,798,288
IRON/STEEL — 0.3%
Nucor Corp. 2.98%, 12/15/2055 (d)	496,000	450,646
Steel Dynamics, Inc. 3.25%, 10/15/2050	151,000	141,321
Vale Overseas, Ltd.:
6.88%, 11/21/2036	911,000	1,209,735
6.88%, 11/10/2039 (b)	387,000	516,274
8.25%, 1/17/2034 (b)	252,000	354,012
Vale SA 5.63%, 9/11/2042	303,000	365,060
		3,037,048
LEISURE TIME — 0.0% (a)
Harley-Davidson, Inc. 4.63%, 7/28/2045 (b)	257,000	267,414
LODGING — 0.0% (a)
Marriott International, Inc.:
Series GG, 3.50%, 10/15/2032	232,000	239,874
Series HH, 2.85%, 4/15/2031	245,000	240,867
		480,741
MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar, Inc.:
3.25%, 9/19/2049	433,000	444,059
3.25%, 4/9/2050	459,000	469,653
3.80%, 8/15/2042	908,000	1,022,408
4.30%, 5/15/2044	137,000	164,303
4.75%, 5/15/2064	127,000	166,806
5.20%, 5/27/2041	255,000	333,395
5.30%, 9/15/2035 (b)	89,000	114,912
		2,715,536

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 0.2%
Crane Co. 4.20%, 3/15/2048	$138,000	$135,177
Deere & Co.:
2.88%, 9/7/2049	211,000	205,081
3.75%, 4/15/2050	425,000	477,407
3.90%, 6/9/2042	340,000	388,977
Dover Corp.:
5.38%, 10/15/2035	180,000	222,113
5.38%, 3/1/2041	100,000	121,697
Otis Worldwide Corp.:
3.11%, 2/15/2040	221,000	218,591
3.36%, 2/15/2050	226,000	222,590
Rockwell Automation, Inc. 4.20%, 3/1/2049	126,000	149,567
Xylem, Inc. 4.38%, 11/1/2046	129,000	145,153
		2,286,353
MEDIA — 5.8%
CBS Corp.:
4.60%, 1/15/2045	200,000	223,726
5.90%, 10/15/2040	133,000	167,266
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	511,000	474,709
2.80%, 4/1/2031	526,000	517,952
3.50%, 6/1/2041	620,000	588,529
3.70%, 4/1/2051	572,000	534,626
3.85%, 4/1/2061	1,000,000	916,580
3.90%, 6/1/2052 (b)	140,000	134,438
4.80%, 3/1/2050	853,000	918,399
5.13%, 7/1/2049	383,000	432,361
5.38%, 4/1/2038	499,000	593,042
5.38%, 5/1/2047	782,000	907,401
5.75%, 4/1/2048	1,221,000	1,481,171
6.38%, 10/23/2035	562,000	728,223
6.48%, 10/23/2045	1,950,000	2,556,040
6.83%, 10/23/2055	327,000	453,474
Comcast Corp.:
2.45%, 8/15/2052 (b)	561,000	478,039
2.65%, 8/15/2062	381,000	324,010
2.80%, 1/15/2051	645,000	591,330
3.20%, 7/15/2036	236,000	246,146
3.25%, 11/1/2039	907,000	935,271
3.40%, 7/15/2046	531,000	546,542
3.45%, 2/1/2050	668,000	686,130
3.75%, 4/1/2040	487,000	534,750
3.90%, 3/1/2038	341,000	382,421
3.97%, 11/1/2047	771,000	863,358
4.00%, 8/15/2047	507,000	566,557
4.00%, 3/1/2048	719,000	804,050
4.00%, 11/1/2049	1,141,000	1,271,690
Security Description	Principal Amount	Value
4.05%, 11/1/2052	$695,000	$788,540
4.20%, 8/15/2034	676,000	778,171
4.25%, 1/15/2033	410,000	475,895
4.40%, 8/15/2035	292,000	342,221
4.50%, 1/15/2043	140,000	167,698
4.60%, 10/15/2038	1,826,000	2,204,329
4.60%, 8/15/2045	684,000	831,422
4.65%, 7/15/2042	404,000	490,860
4.70%, 10/15/2048	1,362,000	1,682,914
4.75%, 3/1/2044 (b)	476,000	586,170
4.95%, 10/15/2058	811,000	1,064,056
5.65%, 6/15/2035	300,000	396,243
6.40%, 5/15/2038	181,000	260,162
6.45%, 3/15/2037	272,000	388,552
6.50%, 11/15/2035	300,000	424,317
6.95%, 8/15/2037	228,000	340,162
7.05%, 3/15/2033	132,000	187,239
Discovery Communications LLC:
4.00%, 9/15/2055 (d)	934,000	921,970
4.65%, 5/15/2050	659,000	725,908
5.00%, 9/20/2037 (b)	35,000	40,816
5.20%, 9/20/2047	517,000	607,465
5.30%, 5/15/2049	280,000	335,040
Fox Corp.:
5.48%, 1/25/2039	1,118,000	1,395,912
5.58%, 1/25/2049	634,000	808,502
Grupo Televisa SAB:
5.00%, 5/13/2045	347,000	381,533
5.25%, 5/24/2049 (b)	254,000	291,468
6.13%, 1/31/2046	227,000	288,576
6.63%, 1/15/2040 (b)	114,000	147,383
8.50%, 3/11/2032	17,000	24,296
NBCUniversal Media LLC:
4.45%, 1/15/2043	446,000	527,895
5.95%, 4/1/2041	306,000	427,522
6.40%, 4/30/2040	453,000	657,593
Thomson Reuters Corp.:
5.65%, 11/23/2043	215,000	271,390
5.85%, 4/15/2040	212,000	271,318
Time Warner Cable LLC:
4.50%, 9/15/2042	477,000	509,756
5.50%, 9/1/2041	532,500	635,864
5.88%, 11/15/2040	376,000	467,124
6.55%, 5/1/2037	594,000	781,645
6.75%, 6/15/2039	624,000	835,355
7.30%, 7/1/2038	423,000	590,838
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	249,000	359,265
TWDC Enterprises 18 Corp.:
4.38%, 8/16/2041	125,000	145,877
Series B, 7.00%, 3/1/2032	130,000	182,677
Series E, 4.13%, 12/1/2041	352,000	402,628

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 4.13%, 6/1/2044	$514,000	$586,320
Series MTN, 3.00%, 7/30/2046	275,000	266,016
Series MTN, 3.70%, 12/1/2042	472,000	509,142
Viacom, Inc. 6.88%, 4/30/2036 (b)	305,000	421,056
ViacomCBS, Inc.:
4.20%, 5/19/2032 (b)	585,000	654,018
4.38%, 3/15/2043	467,000	504,383
4.85%, 7/1/2042	63,000	72,319
4.90%, 8/15/2044	152,000	175,627
4.95%, 5/19/2050 (b)	344,000	403,918
5.25%, 4/1/2044	322,000	387,389
5.85%, 9/1/2043	422,000	539,497
Walt Disney Co.:
2.75%, 9/1/2049	611,000	558,478
3.50%, 5/13/2040	518,000	548,298
3.60%, 1/13/2051	1,031,000	1,096,623
3.80%, 5/13/2060	895,000	982,934
4.63%, 3/23/2040	128,000	155,310
4.70%, 3/23/2050	513,000	643,246
4.75%, 9/15/2044	236,000	289,636
4.75%, 11/15/2046	162,000	200,574
4.95%, 10/15/2045	189,000	239,437
5.40%, 10/1/2043	180,000	240,109
6.15%, 3/1/2037	126,000	170,735
6.20%, 12/15/2034	671,000	926,248
6.40%, 12/15/2035	423,000	597,834
6.65%, 11/15/2037	561,000	820,754
7.75%, 12/1/2045	92,000	152,144
		56,444,843
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp.:
3.90%, 1/15/2043	35,000	37,180
4.38%, 6/15/2045	187,000	211,839
		249,019
MINING — 1.1%
Barrick Gold Corp.:
5.25%, 4/1/2042	235,000	290,653
6.45%, 10/15/2035	39,000	51,419
Barrick North America Finance LLC:
5.70%, 5/30/2041	410,000	527,461
5.75%, 5/1/2043	330,000	435,042
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	248,000	326,795
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042 (b)	476,000	546,334
5.00%, 9/30/2043	1,042,000	1,346,764
Newmont Corp.:
4.88%, 3/15/2042	624,000	761,711
Security Description	Principal Amount	Value
5.45%, 6/9/2044	$262,000	$339,230
5.88%, 4/1/2035	84,000	110,200
6.25%, 10/1/2039	413,000	574,623
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	134,000	184,907
7.25%, 3/15/2031	46,000	63,629
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042 (b)	482,000	554,040
4.75%, 3/22/2042	230,000	285,207
Rio Tinto Finance USA, Ltd. 5.20%, 11/2/2040	357,000	465,799
Southern Copper Corp.:
5.25%, 11/8/2042	338,000	409,754
5.88%, 4/23/2045 (b)	760,000	999,301
6.75%, 4/16/2040	359,000	494,774
7.50%, 7/27/2035	598,000	850,123
Teck Resources, Ltd.:
5.20%, 3/1/2042	130,000	143,348
5.40%, 2/1/2043	121,000	136,314
6.00%, 8/15/2040	201,000	241,345
6.13%, 10/1/2035	426,000	521,164
6.25%, 7/15/2041	249,000	307,455
		10,967,392
MISCELLANEOUS MANUFACTURER — 1.4%
3M Co.:
3.25%, 8/26/2049	281,000	287,308
3.70%, 4/15/2050	466,000	511,910
Series MTN, 3.63%, 10/15/2047	385,000	418,233
Series MTN, 4.00%, 9/14/2048	407,000	466,825
Series MTN, 5.70%, 3/15/2037	94,000	124,496
Eaton Corp.:
3.92%, 9/15/2047	99,000	108,357
4.15%, 11/2/2042	564,000	637,179
General Electric Co.:
4.13%, 10/9/2042	1,066,000	1,147,911
4.25%, 5/1/2040	448,000	492,164
4.35%, 5/1/2050	1,785,000	1,983,135
4.50%, 3/11/2044	253,000	283,737
Series GMTN, 6.15%, 8/7/2037	823,000	1,084,056
Series GMTN, 6.88%, 1/10/2039	610,000	857,343
Series MTN, 5.88%, 1/14/2038	1,074,000	1,389,638
Series MTNA, 6.75%, 3/15/2032	1,003,000	1,343,117
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	330,000	377,883
4.88%, 9/15/2041	201,000	255,029
Parker-Hannifin Corp.:
4.00%, 6/14/2049	284,000	319,347

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.10%, 3/1/2047	$188,000	$211,105
Series MTN, 4.20%, 11/21/2034	275,000	312,213
Series MTN, 4.45%, 11/21/2044	94,000	109,884
Series MTN, 6.25%, 5/15/2038	135,000	184,121
Trane Technologies Global Holding Co., Ltd.:
4.30%, 2/21/2048	125,000	140,991
5.75%, 6/15/2043	165,000	224,879
Trane Technologies Luxembourg Finance SA:
4.50%, 3/21/2049	198,000	231,292
4.65%, 11/1/2044	125,000	147,143
		13,649,296
OIL & GAS — 4.3%
BP Capital Markets America, Inc.:
2.77%, 11/10/2050	579,000	505,907
2.94%, 6/4/2051	859,000	766,726
3.00%, 2/24/2050	592,000	541,076
3.38%, 2/8/2061	596,000	552,903
Burlington Resources LLC:
5.95%, 10/15/2036	354,000	469,004
7.20%, 8/15/2031	338,000	474,833
7.40%, 12/1/2031	230,000	327,646
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	242,000	294,562
6.25%, 3/15/2038	307,000	389,675
6.45%, 6/30/2033	201,000	253,131
6.50%, 2/15/2037	222,000	281,372
6.75%, 2/1/2039	309,000	405,905
7.20%, 1/15/2032	41,000	54,354
Series GMTN, 4.95%, 6/1/2047	80,000	92,709
Cenovus Energy, Inc.:
5.25%, 6/15/2037	239,000	258,388
5.40%, 6/15/2047	290,000	322,567
6.75%, 11/15/2039	663,000	827,424
Chevron Corp.:
2.98%, 5/11/2040	296,000	294,032
3.08%, 5/11/2050	501,000	484,302
Chevron USA, Inc.:
2.34%, 8/12/2050	347,000	292,157
4.20%, 10/15/2049	220,000	252,124
4.95%, 8/15/2047	238,000	298,502
5.05%, 11/15/2044	505,000	644,021
5.25%, 11/15/2043 (b)	233,000	303,457
6.00%, 3/1/2041	171,000	238,415
Concho Resources, Inc. 2.40%, 2/15/2031	21,000	19,580
Conoco Funding Co. 7.25%, 10/15/2031	45,000	63,803
Security Description	Principal Amount	Value
ConocoPhillips:
4.85%, 8/15/2048 (d)	$206,000	$249,892
4.88%, 10/1/2047 (d)	334,000	408,041
5.90%, 10/15/2032	192,000	250,479
5.90%, 5/15/2038	231,000	308,207
6.50%, 2/1/2039	784,000	1,120,069
ConocoPhillips Co.:
4.30%, 11/15/2044	301,000	343,038
5.95%, 3/15/2046	151,000	208,992
Devon Energy Corp.:
4.75%, 5/15/2042	373,000	398,215
5.00%, 6/15/2045	183,000	200,288
5.60%, 7/15/2041	234,000	270,530
7.88%, 9/30/2031	253,000	339,329
7.95%, 4/15/2032	260,000	353,265
Diamondback Energy, Inc. 4.40%, 3/24/2051	70,000	71,737
EOG Resources, Inc.:
3.90%, 4/1/2035	130,000	139,937
4.95%, 4/15/2050	139,000	170,162
Exxon Mobil Corp.:
3.00%, 8/16/2039	826,000	806,300
3.10%, 8/16/2049	415,000	392,324
3.45%, 4/15/2051	704,000	709,604
3.57%, 3/6/2045	187,000	192,455
4.11%, 3/1/2046	1,404,000	1,548,893
4.23%, 3/19/2040	1,093,000	1,229,581
4.33%, 3/19/2050	1,412,000	1,621,089
Hess Corp.:
5.60%, 2/15/2041	257,000	296,802
5.80%, 4/1/2047	216,000	256,651
6.00%, 1/15/2040	377,000	452,336
7.13%, 3/15/2033	236,000	304,131
7.30%, 8/15/2031	170,000	217,105
Husky Energy, Inc. 6.80%, 9/15/2037	588,000	716,390
Marathon Oil Corp.:
5.20%, 6/1/2045	209,000	230,195
6.60%, 10/1/2037 (b)	131,000	162,300
6.80%, 3/15/2032	215,000	267,211
Marathon Petroleum Corp.:
4.50%, 4/1/2048	402,000	424,966
4.75%, 9/15/2044	213,000	236,170
5.00%, 9/15/2054	312,000	334,714
6.50%, 3/1/2041	412,000	546,234
Ovintiv, Inc. 8.13%, 9/15/2030	178,000	234,980
Petro-Canada:
5.35%, 7/15/2033	192,000	225,452
5.95%, 5/15/2035	191,000	239,105
6.80%, 5/15/2038	412,000	562,203
Phillips 66:
4.65%, 11/15/2034	253,000	289,728
4.88%, 11/15/2044	259,000	305,775
5.88%, 5/1/2042	1,287,000	1,657,244

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Shell International Finance B.V.:
3.13%, 11/7/2049	$307,000	$295,675
3.25%, 4/6/2050 (b)	800,000	786,752
3.63%, 8/21/2042	227,000	242,822
3.75%, 9/12/2046	300,000	320,181
4.00%, 5/10/2046	704,000	783,172
4.13%, 5/11/2035	999,000	1,139,310
4.38%, 5/11/2045	809,000	944,855
4.55%, 8/12/2043	1,140,000	1,355,323
5.50%, 3/25/2040	181,000	240,953
6.38%, 12/15/2038	1,515,000	2,180,903
Suncor Energy, Inc.:
3.75%, 3/4/2051	390,000	379,957
4.00%, 11/15/2047	189,000	193,186
5.95%, 12/1/2034	380,000	475,935
6.50%, 6/15/2038	70,000	93,543
6.85%, 6/1/2039	136,000	186,765
7.15%, 2/1/2032	133,000	179,874
Total Capital International SA:
2.99%, 6/29/2041	377,000	362,105
3.13%, 5/29/2050	1,082,000	1,023,626
3.39%, 6/29/2060	266,000	255,932
3.46%, 7/12/2049	204,000	204,563
Valero Energy Corp.:
4.90%, 3/15/2045 (b)	121,000	135,542
6.63%, 6/15/2037	428,000	556,233
7.50%, 4/15/2032	438,000	588,865
		41,926,766
OIL & GAS SERVICES — 0.5%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/2047	706,000	752,702
Halliburton Co.:
4.50%, 11/15/2041	245,000	256,157
4.75%, 8/1/2043	346,000	370,628
4.85%, 11/15/2035	520,000	581,173
5.00%, 11/15/2045	1,278,000	1,419,219
6.70%, 9/15/2038	135,000	176,536
7.45%, 9/15/2039 (b)	281,000	393,108
NOV, Inc. 3.95%, 12/1/2042 (b)	442,000	401,570
		4,351,093
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America 4.05%, 12/15/2049	180,000	200,626
Sonoco Products Co. 5.75%, 11/1/2040	204,000	251,858
WestRock MWV LLC 7.95%, 2/15/2031	64,000	87,541
WRKCo, Inc.:
3.00%, 6/15/2033	139,000	141,349
Security Description	Principal Amount	Value
4.20%, 6/1/2032	$251,000	$282,169
		963,543
PHARMACEUTICALS — 7.5%
AbbVie, Inc.:
4.05%, 11/21/2039	1,681,000	1,873,912
4.25%, 11/21/2049	2,675,000	3,027,993
4.30%, 5/14/2036	729,000	835,069
4.40%, 11/6/2042	1,006,000	1,166,316
4.45%, 5/14/2046	653,000	755,351
4.50%, 5/14/2035	1,073,000	1,248,961
4.55%, 3/15/2035	593,000	690,898
4.63%, 10/1/2042	199,000	232,965
4.70%, 5/14/2045	864,000	1,023,702
4.75%, 3/15/2045	354,000	422,396
4.85%, 6/15/2044	367,000	445,193
4.88%, 11/14/2048	601,000	734,795
AmerisourceBergen Corp. 4.30%, 12/15/2047	168,000	186,781
AstraZeneca PLC:
2.13%, 8/6/2050	20,000	16,096
4.00%, 9/18/2042	400,000	446,884
4.38%, 11/16/2045	684,000	796,381
4.38%, 8/17/2048	388,000	457,045
6.45%, 9/15/2037	976,000	1,391,415
Becton Dickinson and Co.:
3.79%, 5/20/2050	241,000	254,937
4.67%, 6/6/2047	753,000	899,880
4.69%, 12/15/2044	282,000	335,868
Bristol-Myers Squibb Co.:
2.35%, 11/13/2040	376,000	341,934
2.55%, 11/13/2050	367,000	326,703
3.25%, 8/1/2042	135,000	139,953
4.13%, 6/15/2039	1,301,000	1,513,753
4.25%, 10/26/2049	1,446,000	1,703,316
4.35%, 11/15/2047	289,000	343,537
4.50%, 3/1/2044	505,000	612,484
4.55%, 2/20/2048	663,000	809,642
4.63%, 5/15/2044	135,000	165,688
5.00%, 8/15/2045	466,000	598,805
Cardinal Health, Inc.:
4.37%, 6/15/2047	138,000	150,152
4.50%, 11/15/2044	102,000	110,569
4.60%, 3/15/2043	123,000	135,015
4.90%, 9/15/2045	237,000	274,610
Cigna Corp.:
3.20%, 3/15/2040	243,000	243,569
3.40%, 3/15/2050	154,000	152,428
3.40%, 3/15/2051	225,000	221,495
3.88%, 10/15/2047	193,000	206,535
4.80%, 8/15/2038	467,000	560,470
4.80%, 7/15/2046	1,028,000	1,232,202
4.90%, 12/15/2048	1,019,000	1,248,520
6.13%, 11/15/2041	241,000	327,097
CVS Health Corp.:
2.70%, 8/21/2040	364,000	334,341

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 4/1/2040	$773,000	$852,109
4.25%, 4/1/2050	135,000	151,817
4.78%, 3/25/2038	1,807,000	2,133,760
4.88%, 7/20/2035	460,000	545,155
5.05%, 3/25/2048	3,489,000	4,282,852
5.13%, 7/20/2045	1,475,000	1,812,937
5.30%, 12/5/2043	450,000	562,496
6.13%, 9/15/2039	267,000	354,103
Eli Lilly & Co.:
2.25%, 5/15/2050	898,000	760,399
2.50%, 9/15/2060	450,000	382,293
3.95%, 5/15/2047	95,000	106,709
3.95%, 3/15/2049	862,000	980,180
4.15%, 3/15/2059	264,000	312,845
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	47,000	55,904
5.38%, 4/15/2034	68,000	90,058
6.38%, 5/15/2038	1,101,000	1,619,934
Johnson & Johnson:
2.10%, 9/1/2040	458,000	417,151
2.25%, 9/1/2050 (b)	863,000	767,587
2.45%, 9/1/2060	677,000	596,247
3.40%, 1/15/2038	525,000	577,768
3.50%, 1/15/2048	161,000	176,994
3.55%, 3/1/2036	333,000	373,759
3.63%, 3/3/2037	238,000	268,828
3.70%, 3/1/2046	617,000	696,939
3.75%, 3/3/2047	485,000	553,021
4.38%, 12/5/2033	439,000	535,598
4.50%, 9/1/2040	272,000	338,730
4.50%, 12/5/2043 (b)	202,000	253,530
4.85%, 5/15/2041 (b)	142,000	182,372
4.95%, 5/15/2033	549,000	701,133
5.85%, 7/15/2038	401,000	564,307
5.95%, 8/15/2037	458,000	649,224
McKesson Corp. 4.88%, 3/15/2044 (b)	130,000	153,680
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	118,000	142,570
5.90%, 11/1/2039	126,000	172,859
Merck & Co., Inc.:
2.35%, 6/24/2040	784,000	729,340
2.45%, 6/24/2050	285,000	252,319
3.70%, 2/10/2045	773,000	849,867
3.90%, 3/7/2039	146,000	166,222
4.00%, 3/7/2049	326,000	375,842
4.15%, 5/18/2043	769,000	903,929
6.50%, 12/1/2033	191,000	274,287
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	229,000	306,059
Mylan, Inc.:
5.20%, 4/15/2048	386,000	451,419
5.40%, 11/29/2043	378,000	446,002
Novartis Capital Corp.:
2.75%, 8/14/2050	274,000	260,497
Security Description	Principal Amount	Value
4.00%, 11/20/2045	$728,000	$841,903
4.40%, 5/6/2044	893,000	1,090,907
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	631,000	620,854
Pfizer, Inc.:
2.55%, 5/28/2040	327,000	312,328
2.70%, 5/28/2050	430,000	399,268
3.90%, 3/15/2039	273,000	310,674
4.00%, 12/15/2036	286,000	327,848
4.00%, 3/15/2049	640,000	739,475
4.10%, 9/15/2038	134,000	155,904
4.13%, 12/15/2046	369,000	432,265
4.20%, 9/15/2048	386,000	456,522
4.30%, 6/15/2043	546,000	642,948
4.40%, 5/15/2044	794,000	955,111
5.60%, 9/15/2040	162,000	220,552
7.20%, 3/15/2039	977,000	1,532,776
Takeda Pharmaceutical Co., Ltd.:
3.03%, 7/9/2040	762,000	737,288
3.18%, 7/9/2050	572,000	541,764
3.38%, 7/9/2060 (b)	343,000	328,505
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	318,000	374,343
Viatris, Inc.:
3.85%, 6/22/2040 (d)	409,000	419,045
4.00%, 6/22/2050 (d)	648,000	661,290
Wyeth LLC:
5.95%, 4/1/2037	741,000	1,031,361
6.00%, 2/15/2036	16,000	22,073
6.50%, 2/1/2034	523,000	747,623
Zoetis, Inc.:
3.00%, 5/15/2050	355,000	338,830
3.95%, 9/12/2047	248,000	274,268
4.45%, 8/20/2048	125,000	149,689
4.70%, 2/1/2043	764,000	924,455
		72,727,156
PIPELINES — 4.1%
Boardwalk Pipelines L.P. 3.40%, 2/15/2031	3,000	3,020
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	271,000	336,322
Enable Midstream Partners L.P. 5.00%, 5/15/2044 (b)	153,000	151,819
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	232,000	276,797
7.38%, 10/15/2045	445,000	637,458
Series B, 7.50%, 4/15/2038	90,000	124,006
Enbridge, Inc.:
4.00%, 11/15/2049	165,000	168,549
4.50%, 6/10/2044	95,000	103,325
5.50%, 12/1/2046 (b)	237,000	293,245
Energy Transfer Operating L.P.:
4.90%, 3/15/2035	136,000	144,184
5.00%, 5/15/2050	659,000	683,053

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.15%, 2/1/2043	$65,000	$66,280
5.15%, 3/15/2045	270,000	278,767
5.30%, 4/15/2047	562,000	588,717
5.95%, 10/1/2043	271,000	300,791
6.13%, 12/15/2045	289,000	330,755
6.25%, 4/15/2049	749,000	883,445
6.50%, 2/1/2042	939,000	1,120,096
6.63%, 10/15/2036	202,000	247,040
7.50%, 7/1/2038	209,000	274,492
Series 20Y, 5.80%, 6/15/2038	110,000	124,669
Series 30Y, 6.00%, 6/15/2048	248,000	283,087
Enterprise Products Operating LLC:
3.20%, 2/15/2052	310,000	282,581
3.70%, 1/31/2051	274,000	270,564
3.95%, 1/31/2060	706,000	707,017
4.20%, 1/31/2050	462,000	492,441
4.25%, 2/15/2048	406,000	432,179
4.45%, 2/15/2043	269,000	298,186
4.80%, 2/1/2049	594,000	684,769
4.85%, 8/15/2042	381,000	443,511
4.85%, 3/15/2044	427,000	493,680
4.90%, 5/15/2046	377,000	438,455
4.95%, 10/15/2054	120,000	137,891
5.10%, 2/15/2045	177,000	208,621
5.70%, 2/15/2042	220,000	280,652
6.13%, 10/15/2039	168,000	222,049
7.55%, 4/15/2038	744,000	1,089,476
Series D, 6.88%, 3/1/2033	128,000	173,050
Series H, 6.65%, 10/15/2034	182,000	241,230
Kinder Morgan Energy Partners L.P.:
4.70%, 11/1/2042	136,000	147,346
5.00%, 8/15/2042	225,000	251,449
5.40%, 9/1/2044	182,000	213,268
5.50%, 3/1/2044	922,000	1,088,569
5.63%, 9/1/2041	186,000	218,838
5.80%, 3/15/2035	249,000	304,450
6.38%, 3/1/2041	198,000	252,749
6.50%, 2/1/2037	403,000	512,733
6.50%, 9/1/2039	55,000	71,585
7.30%, 8/15/2033	24,000	32,666
7.40%, 3/15/2031	77,000	102,984
7.50%, 11/15/2040	187,000	257,391
7.75%, 3/15/2032	217,000	299,341
Series MTN, 6.95%, 1/15/2038	297,000	400,121
Kinder Morgan, Inc.:
3.60%, 2/15/2051	195,000	181,894
5.05%, 2/15/2046	248,000	279,858
5.20%, 3/1/2048	186,000	215,520
5.30%, 12/1/2034	182,000	216,021
5.55%, 6/1/2045	694,000	830,787
Security Description	Principal Amount	Value
Series GMTN, 7.75%, 1/15/2032	$795,000	$1,115,377
Series GMTN, 7.80%, 8/1/2031	199,000	275,535
Magellan Midstream Partners L.P.:
3.95%, 3/1/2050	248,000	244,712
4.20%, 10/3/2047	245,000	247,781
4.25%, 9/15/2046	233,000	238,476
4.85%, 2/1/2049	100,000	111,339
5.15%, 10/15/2043	300,000	344,352
MPLX L.P.:
4.50%, 4/15/2038	752,000	821,447
4.70%, 4/15/2048	367,000	396,694
4.90%, 4/15/2058	99,000	107,036
5.20%, 3/1/2047	252,000	288,245
5.20%, 12/1/2047	143,000	161,616
5.50%, 2/15/2049	658,000	784,185
ONEOK Partners L.P.:
6.13%, 2/1/2041	174,000	205,275
6.20%, 9/15/2043	131,000	157,609
6.65%, 10/1/2036	383,000	482,174
6.85%, 10/15/2037	278,000	354,166
ONEOK, Inc.:
4.50%, 3/15/2050	168,000	170,528
4.95%, 7/13/2047	229,000	242,937
5.20%, 7/15/2048	35,000	38,419
6.00%, 6/15/2035	129,000	152,335
7.15%, 1/15/2051	417,000	558,192
Phillips 66 Partners L.P.:
4.68%, 2/15/2045	152,000	160,875
4.90%, 10/1/2046	155,000	169,753
Plains All American Pipeline L.P./PAA Finance Corp.:
4.30%, 1/31/2043	303,000	277,506
4.70%, 6/15/2044	200,000	191,586
4.90%, 2/15/2045	177,000	172,780
5.15%, 6/1/2042	404,000	410,153
6.65%, 1/15/2037	587,000	687,330
Spectra Energy Partners L.P.:
4.50%, 3/15/2045	122,000	132,746
5.95%, 9/25/2043	160,000	198,685
Sunoco Logistics Partners Operations L.P.:
4.95%, 1/15/2043	212,000	216,227
5.30%, 4/1/2044	275,000	284,020
5.35%, 5/15/2045	130,000	136,670
5.40%, 10/1/2047	625,000	668,706
6.10%, 2/15/2042	255,000	285,258
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	176,000	240,863
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	121,000	162,758

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	$383,000	$431,530
4.75%, 5/15/2038	309,000	354,389
4.88%, 5/15/2048	311,000	369,415
5.00%, 10/16/2043	211,000	250,552
5.10%, 3/15/2049 (b)	314,000	386,220
5.60%, 3/31/2034	230,000	278,576
5.85%, 3/15/2036	286,000	357,935
6.10%, 6/1/2040	229,000	301,211
6.20%, 10/15/2037	253,000	329,573
7.25%, 8/15/2038 (b)	506,000	729,971
7.63%, 1/15/2039	551,000	827,563
Transcontinental Gas Pipe Line Co. LLC:
3.95%, 5/15/2050	140,000	144,133
4.45%, 8/1/2042	210,000	229,322
4.60%, 3/15/2048	197,000	223,989
5.40%, 8/15/2041	101,000	121,450
Williams Cos., Inc.:
4.85%, 3/1/2048	181,000	201,623
4.90%, 1/15/2045	190,000	210,640
5.10%, 9/15/2045	305,000	351,329
5.40%, 3/4/2044	236,000	274,657
5.75%, 6/24/2044	227,000	276,865
5.80%, 11/15/2043	238,000	291,590
6.30%, 4/15/2040	645,000	831,740
8.75%, 3/15/2032	180,000	266,004
		40,128,462
REAL ESTATE INVESTMENT TRUSTS — 1.6%
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	600,000	544,110
2.00%, 5/18/2032	140,000	130,105
3.00%, 5/18/2051	315,000	286,767
3.38%, 8/15/2031	260,000	274,180
4.00%, 2/1/2050	110,000	117,674
4.85%, 4/15/2049	281,000	334,488
American Tower Corp.:
2.95%, 1/15/2051	301,000	267,144
3.10%, 6/15/2050	318,000	292,287
3.70%, 10/15/2049	304,000	307,420
AvalonBay Communities, Inc.:
Series MTN, 3.90%, 10/15/2046	223,000	242,782
Series MTN, 4.15%, 7/1/2047	127,000	144,094
Boston Properties L.P. 2.55%, 4/1/2032	280,000	268,240
Camden Property Trust 3.35%, 11/1/2049	135,000	138,637
Corporate Office Properties L.P. 2.75%, 4/15/2031	80,000	77,346
Security Description	Principal Amount	Value
Crown Castle International Corp.:
2.10%, 4/1/2031	$341,000	$321,918
2.90%, 4/1/2041	457,000	420,285
3.25%, 1/15/2051	375,000	345,881
4.00%, 11/15/2049	161,000	167,593
4.15%, 7/1/2050	276,000	294,462
5.20%, 2/15/2049	234,000	284,684
Duke Realty L.P. 3.05%, 3/1/2050	180,000	166,169
Equinix, Inc.:
2.95%, 9/15/2051	230,000	201,443
3.00%, 7/15/2050	190,000	167,513
ERP Operating L.P.:
4.00%, 8/1/2047	187,000	205,036
4.50%, 7/1/2044	307,000	363,786
4.50%, 6/1/2045	102,000	118,821
Essex Portfolio L.P.:
2.65%, 3/15/2032	227,000	223,332
2.65%, 9/1/2050 (b)	213,000	177,678
Federal Realty Investment Trust 4.50%, 12/1/2044	165,000	182,912
Healthpeak Properties, Inc. 6.75%, 2/1/2041	298,000	408,448
Kimco Realty Corp.:
4.13%, 12/1/2046	228,000	241,698
4.25%, 4/1/2045	241,000	259,767
4.45%, 9/1/2047	210,000	232,256
National Retail Properties, Inc.:
3.10%, 4/15/2050	166,000	150,590
3.50%, 4/15/2051	90,000	88,535
4.80%, 10/15/2048	136,000	159,622
Omega Healthcare Investors, Inc. 3.25%, 4/15/2033	230,000	220,841
Prologis L.P.:
1.63%, 3/15/2031	195,000	181,210
2.13%, 10/15/2050	100,000	80,213
3.00%, 4/15/2050	139,000	133,372
4.38%, 9/15/2048	266,000	316,628
Realty Income Corp.:
1.80%, 3/15/2033	158,000	144,872
4.65%, 3/15/2047	135,000	163,172
Regency Centers L.P.:
4.40%, 2/1/2047	161,000	171,885
4.65%, 3/15/2049	73,000	80,447
Simon Property Group L.P.:
3.25%, 9/13/2049	606,000	568,022
3.80%, 7/15/2050	243,000	246,541
4.25%, 10/1/2044	393,000	422,137
4.25%, 11/30/2046	179,000	192,321
4.75%, 3/15/2042	166,000	191,972
6.75%, 2/1/2040	206,000	291,354
Spirit Realty L.P. 2.70%, 2/15/2032	410,000	390,340

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
UDR, Inc.:
3.10%, 11/1/2034	$228,000	$229,523
Series MTN, 1.90%, 3/15/2033	121,000	109,593
Series MTN, 2.10%, 8/1/2032	165,000	153,669
Series MTN, 2.10%, 6/15/2033	180,000	166,054
Ventas Realty L.P. 5.70%, 9/30/2043	210,000	259,885
VEREIT Operating Partnership L.P. 2.85%, 12/15/2032	541,000	524,386
Welltower, Inc.:
2.80%, 6/1/2031	180,000	178,945
4.95%, 9/1/2048	88,000	104,375
6.50%, 3/15/2041	356,000	469,030
Weyerhaeuser Co. 7.38%, 3/15/2032	411,000	577,632
WP Carey, Inc. 2.25%, 4/1/2033	225,000	210,026
		15,386,148
RETAIL — 3.2%
Costco Wholesale Corp. 1.75%, 4/20/2032	645,000	614,775
Darden Restaurants, Inc. 4.55%, 2/15/2048	126,000	133,386
Dollar General Corp. 4.13%, 4/3/2050	221,000	244,965
Home Depot, Inc.:
1.38%, 3/15/2031 (b)	238,000	220,588
2.38%, 3/15/2051 (b)	565,000	485,408
3.13%, 12/15/2049	395,000	391,524
3.30%, 4/15/2040	599,000	631,705
3.35%, 4/15/2050	535,000	554,688
3.50%, 9/15/2056	334,000	351,932
3.90%, 6/15/2047	210,000	236,189
4.20%, 4/1/2043	458,000	532,320
4.25%, 4/1/2046	765,000	900,237
4.40%, 3/15/2045	324,000	389,143
4.50%, 12/6/2048	497,000	610,902
4.88%, 2/15/2044	316,000	402,467
5.88%, 12/16/2036	1,664,000	2,301,795
5.95%, 4/1/2041	792,000	1,118,090
Kohl's Corp.:
3.38%, 5/1/2031	90,000	90,087
5.55%, 7/17/2045 (b)	344,000	390,825
Lowe's Cos., Inc.:
3.00%, 10/15/2050	528,000	493,141
3.50%, 4/1/2051	200,000	203,538
3.70%, 4/15/2046	794,000	828,650
4.05%, 5/3/2047	447,000	490,471
4.38%, 9/15/2045	10,000	11,421
4.65%, 4/15/2042	161,000	192,699
5.00%, 4/15/2040	308,000	382,533
Security Description	Principal Amount	Value
5.50%, 10/15/2035	$190,000	$240,339
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	130,000	135,749
Series MTN, 3.63%, 9/1/2049	465,000	484,204
Series MTN, 3.70%, 2/15/2042	196,000	207,041
Series MTN, 4.20%, 4/1/2050	195,000	222,251
Series MTN, 4.45%, 3/1/2047	190,000	221,004
Series MTN, 4.45%, 9/1/2048	184,000	214,430
Series MTN, 4.60%, 5/26/2045	98,000	115,152
Series MTN, 4.70%, 12/9/2035	235,000	278,961
Series MTN, 4.88%, 7/15/2040	199,000	243,001
Series MTN, 4.88%, 12/9/2045	486,000	594,568
Series MTN, 5.70%, 2/1/2039	659,000	867,699
Series MTN, 6.30%, 10/15/2037	155,000	215,758
Series MTN, 6.30%, 3/1/2038	383,000	534,270
Nordstrom, Inc. 4.25%, 8/1/2031 (d) (f)	140,000	139,968
Ross Stores, Inc. 1.88%, 4/15/2031 (b)	189,000	177,170
Starbucks Corp.:
3.35%, 3/12/2050	256,000	251,090
3.50%, 11/15/2050 (b)	588,000	589,435
3.75%, 12/1/2047	320,000	333,469
4.30%, 6/15/2045	116,000	129,122
4.45%, 8/15/2049	337,000	391,843
4.50%, 11/15/2048	286,000	333,736
Target Corp.:
3.63%, 4/15/2046 (b)	1,182,000	1,310,011
4.00%, 7/1/2042	4,000	4,760
6.35%, 11/1/2032	222,000	308,083
7.00%, 1/15/2038	50,000	77,698
TJX Cos., Inc. 1.60%, 5/15/2031 (b)	464,000	432,903
Walgreen Co. 4.40%, 9/15/2042	129,000	136,272
Walgreens Boots Alliance, Inc.:
4.10%, 4/15/2050	332,000	337,893
4.50%, 11/18/2034	94,000	105,682
4.65%, 6/1/2046	177,000	192,744
4.80%, 11/18/2044	696,000	768,384
Walmart, Inc.:
2.95%, 9/24/2049	197,000	194,149
3.63%, 12/15/2047	369,000	408,096
3.95%, 6/28/2038	708,000	818,844

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.05%, 6/29/2048	$898,000	$1,055,509
4.30%, 4/22/2044	106,000	128,465
5.00%, 10/25/2040	300,000	393,642
5.25%, 9/1/2035	1,296,000	1,702,620
5.63%, 4/1/2040	346,000	478,034
5.63%, 4/15/2041	610,000	850,499
6.20%, 4/15/2038	407,000	590,317
6.50%, 8/15/2037	610,000	901,281
		31,319,625
SEMICONDUCTORS — 1.7%
Analog Devices, Inc. 5.30%, 12/15/2045	135,000	168,059
Applied Materials, Inc.:
2.75%, 6/1/2050	250,000	233,440
4.35%, 4/1/2047	207,000	247,647
5.10%, 10/1/2035	32,000	40,750
5.85%, 6/15/2041	402,000	562,856
Broadcom, Inc.:
2.60%, 2/15/2033 (d)	583,000	542,365
3.50%, 2/15/2041 (d)	1,023,000	980,044
3.75%, 2/15/2051 (d)	476,000	456,184
4.30%, 11/15/2032	867,000	943,747
Intel Corp.:
3.10%, 2/15/2060	308,000	291,562
3.25%, 11/15/2049	683,000	684,414
3.73%, 12/8/2047	769,000	829,851
4.10%, 5/19/2046	454,000	514,872
4.10%, 5/11/2047	283,000	321,904
4.25%, 12/15/2042 (b)	358,000	415,506
4.60%, 3/25/2040	522,000	631,448
4.75%, 3/25/2050	910,000	1,141,659
4.80%, 10/1/2041	164,000	204,705
4.90%, 7/29/2045 (b)	196,000	248,048
4.95%, 3/25/2060	314,000	411,396
KLA Corp.:
3.30%, 3/1/2050	202,000	196,275
5.00%, 3/15/2049	218,000	271,876
Lam Research Corp.:
2.88%, 6/15/2050	172,000	164,050
3.13%, 6/15/2060	423,000	410,987
4.88%, 3/15/2049	302,000	391,099
NVIDIA Corp.:
3.50%, 4/1/2040	346,000	372,552
3.50%, 4/1/2050	775,000	818,787
QUALCOMM, Inc.:
1.65%, 5/20/2032	363,000	333,535
4.30%, 5/20/2047	387,000	456,064
4.65%, 5/20/2035	371,000	453,073
4.80%, 5/20/2045	1,168,000	1,458,832
Texas Instruments, Inc.:
3.88%, 3/15/2039	146,000	168,148
4.15%, 5/15/2048	545,000	647,553
		16,013,288
Security Description	Principal Amount	Value
SOFTWARE — 3.3%
Activision Blizzard, Inc.:
2.50%, 9/15/2050	$410,000	$344,773
4.50%, 6/15/2047	197,000	231,977
Electronic Arts, Inc. 2.95%, 2/15/2051	265,000	244,465
Fidelity National Information Services, Inc. 3.10%, 3/1/2041	385,000	378,605
Fiserv, Inc. 4.40%, 7/1/2049	635,000	733,387
Microsoft Corp.:
2.53%, 6/1/2050	1,701,000	1,554,901
2.68%, 6/1/2060	1,121,000	1,028,674
2.92%, 3/17/2052	4,982,000	4,902,039
3.04%, 3/17/2062	1,620,000	1,589,544
3.45%, 8/8/2036 (b)	651,000	718,229
3.50%, 2/12/2035	462,000	516,036
3.75%, 2/12/2045	27,000	30,521
3.95%, 8/8/2056	62,000	72,148
4.10%, 2/6/2037	100,000	118,741
4.20%, 11/3/2035	1,226,000	1,469,802
4.25%, 2/6/2047	1,000,000	1,210,020
5.30%, 2/8/2041	150,000	205,214
Oracle Corp.:
3.60%, 4/1/2040	903,000	907,939
3.60%, 4/1/2050	2,601,000	2,524,218
3.65%, 3/25/2041	560,000	566,894
3.80%, 11/15/2037	387,000	402,213
3.85%, 7/15/2036	548,000	580,261
3.85%, 4/1/2060	1,213,000	1,191,675
3.90%, 5/15/2035	892,000	962,423
3.95%, 3/25/2051	745,000	769,183
4.00%, 7/15/2046	890,000	917,732
4.00%, 11/15/2047	1,776,000	1,835,833
4.10%, 3/25/2061	655,000	677,532
4.13%, 5/15/2045	746,000	782,390
4.30%, 7/8/2034	528,000	592,992
4.38%, 5/15/2055	476,000	517,655
4.50%, 7/8/2044	333,000	369,670
5.38%, 7/15/2040	1,257,000	1,542,792
6.13%, 7/8/2039	392,000	519,890
6.50%, 4/15/2038	1,012,000	1,393,220
		32,403,588
TELECOMMUNICATIONS — 8.5%
America Movil SAB de CV:
4.38%, 7/16/2042	320,000	360,637
4.38%, 4/22/2049 (b)	392,000	448,428
6.13%, 11/15/2037	172,000	228,652
6.13%, 3/30/2040	700,000	949,144
6.38%, 3/1/2035	320,000	442,323
AT&T, Inc.:
2.25%, 2/1/2032	617,000	584,959
2.55%, 12/1/2033 (d)	3,439,000	3,264,264

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 6/1/2031	$1,043,000	$1,039,057
3.10%, 2/1/2043	1,142,000	1,066,126
3.30%, 2/1/2052	733,000	664,868
3.50%, 6/1/2041	1,870,000	1,848,214
3.50%, 9/15/2053 (d)	3,295,000	3,047,117
3.50%, 2/1/2061 (b)	500,000	453,390
3.55%, 9/15/2055 (d)	3,117,000	2,852,772
3.65%, 6/1/2051	907,000	876,969
3.65%, 9/15/2059 (d)	2,007,000	1,836,967
3.80%, 12/1/2057 (d)	1,773,000	1,689,314
3.85%, 6/1/2060	862,000	824,831
4.30%, 12/15/2042	1,441,000	1,575,402
4.35%, 6/15/2045	438,000	480,092
4.50%, 5/15/2035	664,000	748,554
4.50%, 3/9/2048	608,000	667,237
4.55%, 3/9/2049	608,000	666,842
4.65%, 6/1/2044	135,000	150,539
4.75%, 5/15/2046	410,000	470,135
4.80%, 6/15/2044	99,000	112,921
4.85%, 3/1/2039	558,000	648,429
4.85%, 7/15/2045	158,000	181,555
4.90%, 8/15/2037	161,000	189,610
4.90%, 6/15/2042	195,000	226,331
5.15%, 3/15/2042 (b)	212,000	254,595
5.15%, 11/15/2046	136,000	165,149
5.15%, 2/15/2050	436,000	522,337
5.25%, 3/1/2037	794,000	959,096
5.35%, 9/1/2040	231,000	283,753
5.45%, 3/1/2047	310,000	387,680
5.55%, 8/15/2041	232,000	288,803
5.65%, 2/15/2047	125,000	160,489
5.70%, 3/1/2057	126,000	159,667
6.00%, 8/15/2040	175,000	229,245
6.15%, 9/15/2034	93,000	119,360
6.25%, 3/29/2041	349,000	455,955
6.38%, 3/1/2041	512,000	703,258
6.55%, 2/15/2039	86,000	115,206
Bell Canada Series US-4, 3.65%, 3/17/2051	380,000	384,948
Bell Canada, Inc.:
4.30%, 7/29/2049	120,000	135,462
4.46%, 4/1/2048	1,063,000	1,228,392
Cisco Systems, Inc.:
5.50%, 1/15/2040	709,000	964,041
5.90%, 2/15/2039	937,000	1,323,606
Corning, Inc.:
3.90%, 11/15/2049	137,000	148,145
4.38%, 11/15/2057	388,000	424,635
4.70%, 3/15/2037	128,000	145,932
4.75%, 3/15/2042	95,000	110,959
5.45%, 11/15/2079	666,000	828,870
5.85%, 11/15/2068	180,000	237,226
Security Description	Principal Amount	Value
Deutsche Telekom International Finance B.V. 9.25%, 6/1/2032	$202,000	$322,917
Juniper Networks, Inc. 5.95%, 3/15/2041	173,000	213,440
Koninklijke KPN NV 8.38%, 10/1/2030	40,000	55,868
Motorola Solutions, Inc. 5.50%, 9/1/2044	140,000	169,739
Orange SA:
5.38%, 1/13/2042 (b)	429,000	557,777
5.50%, 2/6/2044	383,000	511,385
9.00%, 3/1/2031	487,000	752,551
Rogers Communications, Inc.:
3.70%, 11/15/2049	458,000	456,461
4.30%, 2/15/2048	425,000	460,713
4.35%, 5/1/2049	389,000	424,473
4.50%, 3/15/2043	285,000	316,290
5.00%, 3/15/2044	351,000	417,002
5.45%, 10/1/2043	147,000	182,315
7.50%, 8/15/2038	185,000	268,437
Telefonica Emisiones SA:
4.67%, 3/6/2038	181,000	203,629
4.90%, 3/6/2048	622,000	707,569
5.21%, 3/8/2047	717,000	840,317
5.52%, 3/1/2049	363,000	446,628
7.05%, 6/20/2036	1,316,000	1,832,583
TELUS Corp. 4.60%, 11/16/2048	412,000	480,775
T-Mobile USA, Inc.:
2.25%, 11/15/2031 (d)	539,000	511,543
3.00%, 2/15/2041 (d)	849,000	790,088
3.30%, 2/15/2051 (d)	1,331,000	1,241,717
3.60%, 11/15/2060 (d)	331,000	314,913
4.38%, 4/15/2040 (d)	712,000	787,330
4.50%, 4/15/2050 (d)	873,000	975,525
Verizon Communications, Inc.:
2.65%, 11/20/2040	1,004,000	917,666
2.88%, 11/20/2050	913,000	811,292
2.99%, 10/30/2056 (d)	2,178,000	1,916,074
3.00%, 11/20/2060	1,301,000	1,132,520
3.40%, 3/22/2041	840,000	853,213
3.55%, 3/22/2051	530,000	529,629
3.70%, 3/22/2061	430,000	425,416
3.85%, 11/1/2042	353,000	379,877
4.00%, 3/22/2050	752,000	809,069
4.13%, 8/15/2046	277,000	304,711
4.27%, 1/15/2036	1,221,000	1,375,518
4.40%, 11/1/2034	724,000	827,793
4.50%, 8/10/2033	3,447,000	4,015,721
4.52%, 9/15/2048	1,393,000	1,606,073
4.67%, 3/15/2055	668,000	796,009
4.75%, 11/1/2041	998,000	1,187,460
4.81%, 3/15/2039	398,000	475,944
4.86%, 8/21/2046	2,460,000	2,963,882
5.01%, 4/15/2049	671,000	828,732

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.01%, 8/21/2054	$371,000	$464,629
5.25%, 3/16/2037	367,000	463,268
5.50%, 3/16/2047	90,000	118,375
Vodafone Group PLC:
4.25%, 9/17/2050 (b)	1,031,000	1,132,956
4.38%, 2/19/2043	375,000	418,909
4.88%, 6/19/2049	536,000	640,102
5.00%, 5/30/2038	516,000	622,931
5.13%, 6/19/2059	364,000	443,428
5.25%, 5/30/2048	909,000	1,136,186
6.15%, 2/27/2037 (b)	550,000	733,617
6.25%, 11/30/2032	220,000	290,836
		82,196,309
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc. 6.35%, 3/15/2040	214,000	274,055
TRANSPORTATION — 3.3%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051 (b)	161,000	155,996
3.30%, 9/15/2051	600,000	603,450
3.55%, 2/15/2050	215,000	226,337
3.90%, 8/1/2046	210,000	230,397
4.05%, 6/15/2048	357,000	401,322
4.13%, 6/15/2047	136,000	154,612
4.15%, 4/1/2045	434,000	495,038
4.15%, 12/15/2048	521,000	595,065
4.38%, 9/1/2042	143,000	167,020
4.45%, 3/15/2043	345,000	407,228
4.55%, 9/1/2044	230,000	275,179
4.70%, 9/1/2045	127,000	155,553
4.90%, 4/1/2044	581,000	731,014
4.95%, 9/15/2041	190,000	236,738
5.15%, 9/1/2043	176,000	225,736
5.40%, 6/1/2041	345,000	448,783
5.75%, 5/1/2040	500,000	674,605
6.15%, 5/1/2037	116,000	161,341
6.20%, 8/15/2036	83,000	114,332
Canadian National Railway Co.:
2.45%, 5/1/2050	511,000	448,980
3.20%, 8/2/2046	158,000	160,937
3.65%, 2/3/2048	156,000	169,106
4.45%, 1/20/2049	143,000	176,902
6.20%, 6/1/2036 (b)	12,000	16,719
6.25%, 8/1/2034	317,000	443,924
6.38%, 11/15/2037	124,000	178,467
Canadian Pacific Railway Co.:
4.80%, 9/15/2035	135,000	161,818
5.95%, 5/15/2037	547,000	734,769
6.13%, 9/15/2115	312,000	455,726
CSX Corp.:
3.35%, 9/15/2049	343,000	337,172
3.80%, 11/1/2046	254,000	271,313
Security Description	Principal Amount	Value
3.80%, 4/15/2050	$415,000	$441,116
3.95%, 5/1/2050	340,000	372,001
4.10%, 3/15/2044	201,000	223,066
4.25%, 11/1/2066	383,000	435,888
4.30%, 3/1/2048	196,000	223,375
4.40%, 3/1/2043	305,000	349,316
4.50%, 3/15/2049	644,000	752,945
4.50%, 8/1/2054	131,000	154,179
4.65%, 3/1/2068	135,000	164,346
4.75%, 5/30/2042	265,000	319,892
4.75%, 11/15/2048	147,000	176,553
5.50%, 4/15/2041	194,000	251,360
6.00%, 10/1/2036	116,000	155,846
6.15%, 5/1/2037	138,000	188,283
6.22%, 4/30/2040	181,000	252,357
FedEx Corp.:
3.88%, 8/1/2042	220,000	233,185
3.90%, 2/1/2035	287,000	315,505
4.05%, 2/15/2048	785,000	851,772
4.10%, 4/15/2043	145,000	157,664
4.10%, 2/1/2045	254,000	273,830
4.40%, 1/15/2047	135,000	152,509
4.55%, 4/1/2046	400,000	456,112
4.75%, 11/15/2045	314,000	371,029
4.90%, 1/15/2034	225,000	270,466
4.95%, 10/17/2048	757,000	925,115
5.10%, 1/15/2044	215,000	263,181
5.25%, 5/15/2050	666,000	854,378
FedEx Corp. Pass Through Trust Series 2020-1, Class AA , 1.88%, 8/20/2035	263,754	255,185
Kansas City Southern:
3.50%, 5/1/2050	141,000	141,224
4.20%, 11/15/2069	97,000	101,255
4.30%, 5/15/2043	201,000	221,844
4.70%, 5/1/2048	198,000	230,504
4.95%, 8/15/2045	169,000	203,231
Norfolk Southern Corp.:
3.05%, 5/15/2050	218,000	206,926
3.16%, 5/15/2055	271,000	253,098
3.40%, 11/1/2049	385,000	383,883
3.94%, 11/1/2047	300,000	325,251
3.95%, 10/1/2042	121,000	134,114
4.05%, 8/15/2052	183,000	201,563
4.10%, 5/15/2049	486,000	542,152
4.15%, 2/28/2048	200,000	225,210
4.45%, 6/15/2045	137,000	159,193
4.65%, 1/15/2046	294,000	351,245
Union Pacific Corp.:
2.97%, 9/16/2062 (d)	316,000	281,196
3.25%, 2/5/2050	401,000	395,013
3.35%, 8/15/2046	83,000	82,476
3.38%, 2/1/2035	3,000	3,172
3.60%, 9/15/2037	136,000	145,077

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 2/5/2070	$290,000	$296,299
3.80%, 10/1/2051	244,000	261,627
3.80%, 4/6/2071 (d) (f)	300,000	307,236
3.84%, 3/20/2060	626,000	663,810
3.88%, 2/1/2055	284,000	300,151
3.95%, 8/15/2059	999,000	1,070,588
4.00%, 4/15/2047	253,000	276,597
4.05%, 11/15/2045	147,000	160,017
4.10%, 9/15/2067	135,000	145,764
4.15%, 1/15/2045	153,000	169,123
4.30%, 3/1/2049	171,000	196,043
4.38%, 11/15/2065	546,000	624,351
4.50%, 9/10/2048	181,000	212,686
United Parcel Service, Inc.:
3.40%, 11/15/2046	30,000	31,109
3.40%, 9/1/2049	219,000	228,058
3.63%, 10/1/2042 (b)	167,000	179,892
3.75%, 11/15/2047	393,000	432,831
4.25%, 3/15/2049	365,000	430,182
4.88%, 11/15/2040	348,000	434,763
5.20%, 4/1/2040	431,000	558,408
5.30%, 4/1/2050	387,000	523,081
6.20%, 1/15/2038	228,000	322,679
		32,268,955
TRUCKING & LEASING — 0.1%
GATX Corp.:
1.90%, 6/1/2031	192,000	177,145
3.10%, 6/1/2051	480,000	435,993
5.20%, 3/15/2044	97,000	118,739
		731,877
WATER — 0.2%
American Water Capital Corp.:
3.45%, 5/1/2050	149,000	151,023
3.75%, 9/1/2047 (b)	374,000	399,701
4.00%, 12/1/2046	182,000	200,187
4.15%, 6/1/2049	205,000	233,817
4.20%, 9/1/2048	177,000	201,922
4.30%, 12/1/2042	131,000	148,651
4.30%, 9/1/2045	98,000	112,303
6.59%, 10/15/2037 (b)	186,000	264,531
Essential Utilities, Inc.:
3.35%, 4/15/2050	42,000	40,761
4.28%, 5/1/2049	307,000	341,117
		2,094,013
TOTAL CORPORATE BONDS & NOTES (Cost $1,005,579,383)		955,632,833

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (g) (h)	3,380,609	$3,381,623
State Street Navigator Securities Lending Portfolio II (i) (j)	16,122,448	16,122,448
TOTAL SHORT-TERM INVESTMENTS (Cost $19,504,071)		19,504,071
TOTAL INVESTMENTS — 100.8% (Cost $1,025,083,454)		975,136,904
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(7,779,003)
NET ASSETS — 100.0%		$967,357,901
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.0% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2021. Maturity date shown is the final maturity.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$955,632,833	$—	$955,632,833
Short-Term Investments	19,504,071	—	—	19,504,071
TOTAL INVESTMENTS	$19,504,071	$955,632,833	$—	$975,136,904
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	605,978	$606,220	$65,222,603	$62,447,197	$(3)	$—	3,380,609	$3,381,623	$1,373
State Street Navigator Securities Lending Portfolio II	14,414,590	14,414,590	93,701,773	91,993,915	—	—	16,122,448	16,122,448	27,880
Total		$15,020,810	$158,924,376	$154,441,112	$(3)	$—		$19,504,071	$29,253
See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds:
1.13%, 5/15/2040	$95,259,500	$77,815,104
1.13%, 8/15/2040	114,635,000	93,284,231
1.25%, 5/15/2050 (a)	111,246,100	84,077,716
1.38%, 11/15/2040	93,100,900	79,266,688
1.38%, 8/15/2050	127,541,600	99,661,803
1.63%, 11/15/2050	124,216,100	103,623,400
1.88%, 2/15/2041	35,672,000	33,225,124
1.88%, 2/15/2051 (a)	47,630,700	42,279,689
2.00%, 2/15/2050 (a)	97,563,100	89,346,458
2.25%, 8/15/2046	63,342,800	61,551,386
2.25%, 8/15/2049	88,974,000	86,151,856
2.38%, 11/15/2049	81,811,100	81,389,262
2.50%, 2/15/2045	68,107,300	69,597,147
2.50%, 2/15/2046	54,777,900	55,873,458
2.50%, 5/15/2046	57,207,900	58,360,997
2.75%, 8/15/2042	33,516,300	35,982,890
2.75%, 11/15/2042	46,934,400	50,337,144
2.75%, 8/15/2047	64,138,100	68,637,789
2.75%, 11/15/2047 (a)	62,175,700	66,566,859
2.88%, 5/15/2043	56,271,900	61,582,561
2.88%, 8/15/2045	57,492,800	62,837,834
2.88%, 11/15/2046	50,280,200	54,993,969
2.88%, 5/15/2049	90,149,300	99,121,972
3.00%, 5/15/2042	25,572,000	28,568,719
3.00%, 11/15/2044	49,899,500	55,669,130
3.00%, 5/15/2045	44,728,000	49,906,664
3.00%, 11/15/2045 (a)	23,870,900	26,672,001
3.00%, 2/15/2047	60,058,600	67,265,632
3.00%, 5/15/2047	38,934,500	43,624,891
3.00%, 2/15/2048	76,517,700	85,867,206
3.00%, 8/15/2048	80,190,300	90,101,320
3.00%, 2/15/2049	86,731,700	97,573,162
3.13%, 11/15/2041	23,043,600	26,262,503
3.13%, 2/15/2042	31,103,000	35,467,140
3.13%, 2/15/2043	42,215,700	48,059,936
3.13%, 8/15/2044	56,122,200	63,909,155
3.13%, 5/15/2048	74,261,100	85,284,232
3.38%, 5/15/2044	48,534,800	57,506,154
3.38%, 11/15/2048	87,192,200	104,848,620
3.50%, 2/15/2039	16,271,000	19,497,234
3.63%, 8/15/2043	48,750,200	59,871,339
3.63%, 2/15/2044	62,232,500	76,565,423
3.75%, 8/15/2041	22,454,600	27,945,451
3.75%, 11/15/2043	49,192,700	61,575,425
Security Description	Principal Amount	Value
3.88%, 8/15/2040	$25,006,400	$31,539,322
4.25%, 5/15/2039	18,256,300	23,987,067
4.25%, 11/15/2040	23,861,400	31,571,615
4.38%, 2/15/2038 (a)	12,866,500	17,011,925
4.38%, 11/15/2039	24,877,800	33,250,735
4.38%, 5/15/2040	24,378,400	32,686,102
4.38%, 5/15/2041	22,092,100	29,765,653
4.50%, 2/15/2036 (a)	1,355,000	1,792,834
4.50%, 5/15/2038	14,030,100	18,822,256
4.50%, 8/15/2039	21,000,100	28,435,448
4.63%, 2/15/2040	25,069,500	34,568,490
4.75%, 2/15/2037 (a)	8,746,900	11,962,752
4.75%, 2/15/2041 (a)	26,316,400	37,056,781
5.00%, 5/15/2037 (a)	9,995,300	14,032,464
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,565,388,127)		3,174,090,118
	Shares
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (b) (c)	1,137,917	1,137,917
State Street Navigator Securities Lending Portfolio II (d) (e)	122,714,016	122,714,016
TOTAL SHORT-TERM INVESTMENTS (Cost $123,851,933)		123,851,933
TOTAL INVESTMENTS — 103.1% (Cost $3,689,240,060)		3,297,942,051
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(99,505,435)
NET ASSETS — 100.0%		$3,198,436,616
(a)	All or a portion of the shares of the security are on loan at March 31, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$3,174,090,118	$—	$3,174,090,118
Short-Term Investments	123,851,933	—	—	123,851,933
TOTAL INVESTMENTS	$123,851,933	$3,174,090,118	$—	$3,297,942,051
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	796,152	$796,152	$68,495,513	$68,153,748	$—	$—	1,137,917	$1,137,917	$1,509
State Street Navigator Securities Lending Portfolio II	389,640,906	389,640,906	1,469,374,384	1,736,301,274	—	—	122,714,016	122,714,016	168,058
Total		$390,437,058	$1,537,869,897	$1,804,455,022	$—	$—		$123,851,933	$169,567
See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.8%
Federal Home Loan Mortgage Corp.:
1.50%, 12/1/2035	$5,801,872	$5,832,878
1.50%, 4/1/2036	2,500,000	2,513,497
1.50%, 12/1/2050	2,968,863	2,872,290
1.50%, 2/1/2051	9,936,812	9,612,048
2.00%, 2/1/2032	3,050,213	3,139,268
2.00%, 7/1/2035	1,853,452	1,902,842
2.00%, 8/1/2035	1,846,346	1,902,453
2.00%, 9/1/2035	6,658,840	6,876,511
2.00%, 11/1/2035	10,696,165	10,985,357
2.00%, 4/1/2036	4,681,604	4,808,635
2.00%, 8/1/2050	221,480	221,185
2.00%, 9/1/2050	3,915,394	3,916,355
2.00%, 10/1/2050	14,349,831	14,330,677
2.00%, 11/1/2050	26,065,959	26,031,167
2.00% 12/1/2050	31,584,971	31,544,116
2.00%, 1/1/2051	26,738,422	26,702,732
2.00% 2/1/2051	45,620,139	45,631,996
2.00%, 3/1/2051	4,987,942	4,981,184
2.00%, 4/1/2051	37,903,013	37,851,660
2.50%, 9/1/2027	372,467	388,712
2.50%, 10/1/2027	147,620	154,058
2.50%, 1/1/2028	148,302	154,770
2.50%, 4/1/2028	225,840	235,765
2.50%, 5/1/2028	215,309	224,701
2.50% 6/1/2028	111,618	116,542
2.50%, 10/1/2029	39,235	40,915
2.50%, 1/1/2031	141,224	147,537
2.50%, 6/1/2031	715,213	747,242
2.50%, 10/1/2031	879,006	918,156
2.50%, 9/1/2032	1,640,563	1,713,412
2.50%, 2/1/2033	148,920	155,427
2.50%, 12/1/2033	3,592,031	3,748,338
2.50%, 1/1/2035	2,554,054	2,689,448
2.50%, 5/1/2035	2,814,191	2,928,651
2.50% 7/1/2035	10,333,685	10,871,037
2.50%, 8/1/2035	4,250,507	4,423,386
2.50%, 9/1/2035	4,304,494	4,479,568
2.50%, 10/1/2035	2,026,780	2,109,215
2.50%, 2/1/2040	5,495,391	5,651,218
2.50%, 9/1/2046	151,069	156,144
2.50%, 4/1/2050	1,710,044	1,762,885
2.50%, 5/1/2050	2,774,209	2,848,019
2.50%, 7/1/2050	1,311,919	1,358,116
2.50%, 8/1/2050	15,058,515	15,452,574
2.50% 9/1/2050	32,759,454	33,907,953
2.50% 10/1/2050	76,060,644	78,501,321
2.50%, 11/1/2050	14,405,722	14,782,698
3.00%, 10/1/2026	143,414	151,488
3.00%, 11/1/2026	235,736	248,972
3.00% 3/1/2027	1,490,215	1,573,792
Security Description	Principal Amount	Value
3.00%, 2/1/2029	$32,254	$34,186
3.00%, 7/1/2029	61,711	65,421
3.00%, 8/1/2029	178,082	188,789
3.00%, 9/1/2029	42,402	44,951
3.00%, 10/1/2030	174,981	186,156
3.00%, 11/1/2030	242,237	257,403
3.00%, 12/1/2030	734,833	792,705
3.00%, 2/1/2031	761,063	806,440
3.00%, 11/1/2031	278,632	295,363
3.00%, 2/1/2032	149,858	158,800
3.00%, 5/1/2032	492,952	521,769
3.00%, 10/1/2032	256,964	271,985
3.00%, 12/1/2032	4,444,129	4,703,921
3.00%, 2/1/2033	226,760	240,035
3.00%, 3/1/2033	3,790,020	4,029,211
3.00%, 4/1/2033	3,489,700	3,707,925
3.00%, 5/1/2033	142,444	150,513
3.00%, 7/1/2033	1,164,362	1,246,711
3.00% 9/1/2034	2,897,079	3,110,216
3.00%, 12/1/2034	5,145,750	5,518,811
3.00%, 1/1/2035	4,793,920	5,104,239
3.00%, 4/1/2035	395,951	417,588
3.00%, 6/1/2035	445,666	470,019
3.00% 7/1/2035	8,226,869	8,766,722
3.00%, 4/1/2036	259,352	273,525
3.00%, 8/1/2036	595,245	629,009
3.00%, 9/1/2036	328,450	347,080
3.00%, 1/1/2038	210,649	221,307
3.00% 2/1/2038	1,293,727	1,361,996
3.00%, 8/1/2042	240,879	255,579
3.00% 11/1/2042	1,113,348	1,184,182
3.00%, 1/1/2043	604,657	641,325
3.00% 2/1/2043	862,377	914,703
3.00%, 3/1/2043	256,047	271,372
3.00%, 4/1/2043	1,879,370	1,997,492
3.00%, 5/1/2043	1,037,280	1,111,575
3.00%, 6/1/2043	68,817	72,935
3.00%, 7/1/2043	127,166	134,777
3.00%, 8/1/2043	71,282	75,548
3.00%, 9/1/2043	75,797	80,333
3.00%, 10/1/2043	76,404	80,977
3.00%, 12/1/2044	157,650	166,766
3.00%, 1/1/2045	670,338	709,251
3.00% 6/1/2045	644,788	681,338
3.00% 7/1/2045	724,453	765,147
3.00%, 8/1/2045	700,334	742,807
3.00%, 5/1/2046	200,116	210,477
3.00% 6/1/2046	3,775,360	4,000,121
3.00% 7/1/2046	10,991,044	11,599,699
3.00% 8/1/2046	1,948,465	2,048,549
3.00% 9/1/2046	3,180,000	3,356,498
3.00% 10/1/2046	1,287,867	1,357,108
3.00%, 11/1/2046	280,571	295,097
3.00% 12/1/2046	1,818,601	1,916,469
3.00% 1/1/2047	1,315,835	1,383,576

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.00% 2/1/2047	$8,020,785	$8,471,518
3.00% 7/1/2047	1,382,894	1,454,020
3.00%, 12/1/2047	490,449	512,273
3.00%, 1/1/2048	2,116,713	2,210,904
3.00%, 2/1/2048	196,816	205,574
3.00%, 3/1/2048	1,136,054	1,186,607
3.00%, 10/1/2048	1,207,391	1,261,118
3.00% 10/1/2049	7,098,555	7,427,075
3.00% 12/1/2049	2,514,045	2,653,203
3.00% 1/1/2050	2,346,318	2,451,198
3.00% 2/1/2050	21,306,799	22,309,103
3.00%, 3/1/2050	1,685,431	1,774,937
3.00% 4/1/2050	4,025,628	4,232,899
3.00%, 5/1/2050	617,237	651,323
3.00%, 9/1/2050	980,265	1,022,729
3.00%, 4/1/2051	2,500,000	2,634,630
3.50%, 2/1/2026	106,786	113,901
3.50%, 10/1/2026	99,951	106,676
3.50%, 1/1/2029	29,966	32,245
3.50%, 3/1/2029	630,801	681,229
3.50%, 4/1/2029	234,215	252,938
3.50%, 6/1/2029	51,063	55,145
3.50%, 8/1/2029	29,428	31,780
3.50%, 9/1/2029	644,316	695,824
3.50%, 2/1/2030	19,418	20,792
3.50%, 1/1/2034	173,913	185,593
3.50%, 3/1/2034	594,430	636,946
3.50%, 8/1/2034	213,222	228,473
3.50%, 7/1/2035	158,772	170,619
3.50%, 2/1/2039	102,808	108,994
3.50%, 3/1/2039	391,637	415,225
3.50%, 4/1/2039	180,328	190,663
3.50%, 10/1/2041	1,016,175	1,098,626
3.50%, 2/1/2042	586,469	634,056
3.50%, 7/1/2042	17,720	19,070
3.50%, 8/1/2042	803,371	868,789
3.50%, 9/1/2042	221,188	238,045
3.50%, 3/1/2043	121,922	131,764
3.50%, 5/1/2043	304,149	328,700
3.50%, 11/1/2043	53,497	57,815
3.50%, 12/1/2043	774,364	846,453
3.50%, 1/1/2044	565,188	608,263
3.50%, 5/1/2044	178,796	191,901
3.50%, 6/1/2044	103,366	110,931
3.50%, 8/1/2044	46,338	49,729
3.50%, 10/1/2044	736,147	790,021
3.50%, 11/1/2044	77,100	82,742
3.50% 12/1/2044	448,772	481,643
3.50% 1/1/2045	732,129	785,787
3.50%, 2/1/2045	176,861	189,804
3.50%, 3/1/2045	344,547	371,283
3.50% 7/1/2045	165,861	178,059
3.50%, 8/1/2045	175,799	188,303
3.50%, 10/1/2045	168,487	180,471
3.50% 11/1/2045	346,374	370,927
Security Description	Principal Amount	Value
3.50% 12/1/2045	$1,003,566	$1,078,373
3.50% 1/1/2046	941,621	1,010,711
3.50% 3/1/2046	1,397,155	1,496,320
3.50% 5/1/2046	442,220	471,857
3.50% 7/1/2046	5,202,082	5,606,074
3.50% 12/1/2046	521,146	556,026
3.50% 2/1/2047	7,149,606	7,625,971
3.50% 6/1/2047	2,723,769	2,913,575
3.50%, 7/1/2047	338,750	359,237
3.50%, 8/1/2047	304,952	323,444
3.50%, 9/1/2047	413,577	449,527
3.50% 10/1/2047	1,942,883	2,060,650
3.50% 11/1/2047	2,452,825	2,650,915
3.50%, 12/1/2047	312,785	331,753
3.50% 2/1/2048	970,638	1,029,341
3.50% 3/1/2048	5,749,009	6,232,681
3.50% 5/1/2048	339,179	363,387
3.50% 6/1/2048	454,374	481,082
3.50% 11/1/2048	1,132,978	1,218,554
3.50%, 3/1/2049	3,110,057	3,311,226
3.50% 4/1/2049	1,294,916	1,366,745
3.50%, 6/1/2049	232,920	246,471
3.50%, 7/1/2049	1,087,357	1,147,689
3.50% 8/1/2049	2,814,072	3,010,338
3.50% 9/1/2049	3,463,643	3,713,569
3.50% 10/1/2049	1,321,439	1,414,449
3.50% 12/1/2049	52,822,143	57,166,601
3.50% 1/1/2050	35,620,767	38,378,203
3.50%, 6/1/2050	673,876	711,775
4.00%, 5/1/2021	92	92
4.00%, 2/1/2027	276,911	295,259
4.00%, 11/1/2033	71,328	76,059
4.00%, 6/1/2035	114,277	124,944
4.00% 10/1/2040	873,931	962,973
4.00%, 12/1/2041	64,268	70,943
4.00%, 2/1/2042	199,645	220,423
4.00%, 4/1/2042	33,128	36,568
4.00%, 6/1/2042	104,880	115,441
4.00%, 10/1/2043	159,001	175,513
4.00%, 12/1/2043	788,453	868,138
4.00% 5/1/2044	71,184	78,058
4.00%, 7/1/2044	127,270	139,563
4.00%, 8/1/2044	125,772	137,997
4.00%, 10/1/2044	112,000	122,810
4.00% 11/1/2044	522,296	573,064
4.00%, 12/1/2044	30,573	33,526
4.00%, 2/1/2045	239,664	262,089
4.00%, 4/1/2045	45,358	49,618
4.00% 5/1/2045	1,269,131	1,394,715
4.00% 10/1/2045	784,654	858,109
4.00%, 11/1/2045	441,718	483,048
4.00% 12/1/2045	333,391	364,662
4.00%, 1/1/2046	576,714	630,879
4.00% 2/1/2046	2,776,971	3,036,805
4.00%, 9/1/2046	201,645	222,307

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 12/1/2046	$310,240	$339,269
4.00% 1/1/2047	4,208,360	4,581,520
4.00%, 5/1/2047	195,490	210,882
4.00%, 6/1/2047	169,341	182,606
4.00% 7/1/2047	578,285	627,334
4.00%, 8/1/2047	333,599	359,716
4.00%, 9/1/2047	168,622	181,823
4.00%, 11/1/2047	347,606	381,717
4.00%, 12/1/2047	182,902	197,229
4.00% 2/1/2048	1,246,536	1,344,678
4.00%, 3/1/2048	334,026	360,324
4.00%, 4/1/2048	307,961	329,844
4.00%, 5/1/2048	265,202	284,057
4.00%, 6/1/2048	3,082,529	3,402,892
4.00% 7/1/2048	277,613	297,345
4.00%, 9/1/2048	291,735	313,987
4.00% 10/1/2048	2,110,911	2,288,278
4.00% 11/1/2048	1,113,407	1,215,953
4.00%, 12/1/2048	1,522,269	1,660,327
4.00% 1/1/2049	1,705,501	1,874,253
4.00% 3/1/2049	4,808,841	5,179,214
4.00%, 4/1/2049	4,220,461	4,562,965
4.00%, 6/1/2049	1,311,515	1,405,733
4.00% 7/1/2049	2,482,935	2,684,838
4.00%, 8/1/2049	438,583	470,090
4.00%, 9/1/2049	1,001,752	1,073,717
4.00% 1/1/2050	10,876,929	11,719,678
4.00%, 5/1/2050	607,299	654,276
4.00%, 6/1/2050	823,362	887,053
4.00%, 7/1/2050	375,435	404,476
4.50%, 2/1/2039	57,313	64,778
4.50%, 7/1/2041	122,522	137,289
4.50%, 9/1/2041	32,354	36,253
4.50%, 10/1/2041	231,443	258,570
4.50%, 10/1/2043	90,172	100,853
4.50%, 3/1/2044	108,503	121,109
4.50%, 7/1/2044	346,558	386,809
4.50%, 9/1/2044	183,043	205,824
4.50%, 10/1/2044	201,920	225,398
4.50%, 7/1/2045	292,829	327,152
4.50%, 8/1/2045	38,573	43,059
4.50%, 3/1/2046	324,450	362,174
4.50%, 8/1/2046	188,953	211,127
4.50%, 3/1/2047	493,263	550,567
4.50%, 7/1/2047	494,723	552,184
4.50%, 12/1/2047	286,444	313,764
4.50%, 6/1/2048	1,565,214	1,729,877
4.50%, 7/1/2048	109,668	119,457
4.50%, 8/1/2048	341,687	372,133
4.50%, 9/1/2048	2,870,094	3,140,375
4.50%, 11/1/2048	66,386	72,311
4.50% 1/1/2049	1,260,937	1,386,772
4.50% 3/1/2049	3,445,555	3,794,982
4.50%, 5/1/2049	660,750	720,884
4.50%, 8/1/2049	5,389,518	6,021,235
Security Description	Principal Amount	Value
4.50%, 2/1/2050	$1,306,643	$1,425,560
5.00%, 12/1/2033	297,907	337,903
5.00%, 9/1/2038	26,927	30,783
5.00%, 9/1/2039	115,443	131,545
5.00%, 12/1/2041	80,662	91,615
5.00%, 12/1/2044	275,624	313,095
5.00%, 7/1/2048	388,221	429,803
5.00% 8/1/2048	1,667,488	1,847,729
5.00% 9/1/2048	4,256,270	4,711,080
5.00%, 5/1/2049	2,683,869	2,968,220
5.00%, 9/1/2049	14,238,330	16,032,419
5.00%, 11/1/2049	2,473,032	2,735,044
5.00%, 3/1/2050	4,419,501	4,887,738
5.50%, 9/1/2035	3,540	3,871
5.50%, 6/1/2036	8,097	8,965
5.50%, 12/1/2036	11,059	12,513
5.50%, 7/1/2037	125,325	142,725
5.50%, 4/1/2038	145,319	166,196
5.50%, 5/1/2038	2,893	3,206
5.50%, 8/1/2038	199,938	228,635
6.00%, 7/1/2040	371,715	431,617
Federal National Mortgage Association:
1.50%, 11/1/2035	1,954,243	1,964,705
1.50%, 12/1/2035	1,337,895	1,345,092
1.50% 2/1/2036	9,081,343	9,132,507
1.50%, 1/1/2051	7,691,975	7,441,164
1.50%, 3/1/2051	9,775,379	9,455,282
1.50%, 4/1/2051	1,000,000	967,255
2.00%, 2/1/2028	886,920	912,100
2.00%, 11/1/2031	135,750	139,716
2.00%, 5/1/2035	2,191,326	2,249,570
2.00%, 7/1/2035	309,358	317,581
2.00%, 8/1/2035	9,337,076	9,641,511
2.00% 9/1/2035	19,758,692	20,325,084
2.00%, 10/1/2035	15,245,048	15,676,627
2.00%, 11/1/2035	4,758,684	4,885,165
2.00%, 12/1/2035	7,768,176	7,974,647
2.00% 2/1/2036	7,427,012	7,646,211
2.00%, 3/1/2036	3,481,241	3,588,644
2.00%, 4/1/2036	1,000,000	1,029,491
2.00%, 8/1/2040	903,484	916,994
2.00%, 10/1/2040	3,811,196	3,868,861
2.00%, 11/1/2040	8,739,385	8,868,867
2.00%, 12/1/2040	4,904,093	4,975,846
2.00%, 1/1/2041	14,767,975	14,988,624
2.00%, 6/1/2050	3,415,840	3,411,280
2.00%, 7/1/2050	12,390,482	12,403,265
2.00%, 8/1/2050	6,703,694	6,710,610
2.00%, 9/1/2050	1,554,637	1,556,241
2.00%, 10/1/2050	2,294,860	2,306,220
2.00% 11/1/2050	36,127,041	36,215,941
2.00%, 12/1/2050	1,484,797	1,485,162
2.00% 1/1/2051	41,409,297	41,376,957
2.00% 2/1/2051	57,418,408	57,512,960

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.00% 3/1/2051	$33,091,937	$33,076,067
2.00% 4/1/2051	33,275,000	33,244,414
2.50% 12/1/2027	1,080,401	1,127,248
2.50% 7/1/2028	320,167	334,205
2.50%, 8/1/2028	153,020	159,729
2.50% 9/1/2028	1,385,066	1,445,123
2.50%, 10/1/2028	72,708	75,896
2.50% 3/1/2029	404,517	422,141
2.50%, 6/1/2029	7,115,414	7,423,941
2.50%, 2/1/2030	55,797	58,175
2.50%, 4/1/2030	274,525	286,711
2.50%, 5/1/2030	80,013	83,565
2.50%, 6/1/2030	1,339,412	1,398,871
2.50% 7/1/2030	2,027,076	2,115,990
2.50%, 8/1/2030	1,625,512	1,697,671
2.50%, 11/1/2030	239,856	250,503
2.50% 8/1/2031	1,280,096	1,339,704
2.50%, 9/1/2031	900,457	940,401
2.50% 10/1/2031	1,334,109	1,394,911
2.50% 11/1/2031	2,054,663	2,147,066
2.50%, 12/1/2031	303,891	317,371
2.50%, 2/1/2032	799,538	836,781
2.50%, 4/1/2032	492,683	514,052
2.50%, 6/1/2032	2,042,709	2,133,323
2.50%, 8/1/2032	518,701	542,862
2.50%, 10/1/2032	792,704	827,086
2.50%, 12/1/2032	164,204	171,326
2.50% 1/1/2033	1,179,387	1,232,222
2.50%, 4/1/2033	1,161,643	1,215,753
2.50%, 12/1/2033	4,618,302	4,823,317
2.50%, 6/1/2034	442,874	460,442
2.50%, 8/1/2034	2,381,128	2,486,831
2.50%, 10/1/2034	386,229	402,347
2.50%, 12/1/2034	2,115,575	2,199,493
2.50% 1/1/2035	7,165,315	7,497,393
2.50%, 2/1/2035	3,314,620	3,446,101
2.50%, 4/1/2035	1,341,736	1,407,363
2.50%, 6/1/2035	9,272,682	9,714,185
2.50%, 7/1/2035	6,931,140	7,250,549
2.50% 8/1/2035	10,905,989	11,404,921
2.50%, 1/1/2036	589,905	618,989
2.50%, 2/1/2036	2,948,775	3,084,663
2.50%, 2/1/2040	6,468,337	6,651,785
2.50%, 5/1/2040	3,390,394	3,499,641
2.50%, 2/1/2041	9,887,987	10,205,860
2.50%, 1/1/2043	5,857,522	6,067,823
2.50%, 2/1/2043	282,973	293,132
2.50%, 5/1/2043	276,452	286,480
2.50% 11/1/2049	19,233,177	19,722,804
2.50%, 12/1/2049	2,458,695	2,521,287
2.50%, 1/1/2050	1,166,226	1,195,915
2.50%, 2/1/2050	1,440,906	1,477,588
2.50%, 3/1/2050	7,291,486	7,495,072
2.50% 5/1/2050	2,251,888	2,311,523
2.50% 6/1/2050	36,133,760	37,255,803
Security Description	Principal Amount	Value
2.50% 7/1/2050	$32,075,538	$33,028,823
2.50% 8/1/2050	39,921,095	41,282,704
2.50%, 9/1/2050	16,448,714	16,890,024
2.50% 10/1/2050	17,752,521	18,229,373
2.50% 11/1/2050	4,609,369	4,736,073
2.50% 12/1/2050	2,761,847	2,838,448
2.50% 3/1/2051	8,000,000	8,262,280
3.00%, 12/1/2026	38,365	40,517
3.00%, 2/1/2027	20,804	21,970
3.00% 8/1/2027	648,464	684,775
3.00%, 6/1/2028	1,069,437	1,129,242
3.00%, 10/1/2028	56,983	60,241
3.00%, 11/1/2028	94,414	100,116
3.00%, 6/1/2029	50,472	53,566
3.00%, 7/1/2029	84,280	89,325
3.00% 8/1/2029	106,770	113,161
3.00%, 9/1/2029	38,394	40,692
3.00%, 10/1/2029	154,689	164,170
3.00%, 2/1/2030	5,231,651	5,530,814
3.00%, 3/1/2030	1,483,738	1,578,231
3.00%, 4/1/2030	127,555	135,306
3.00% 5/1/2030	1,592,450	1,681,503
3.00%, 6/1/2030	52,309	55,488
3.00%, 7/1/2030	760,596	805,482
3.00% 9/1/2030	676,958	716,993
3.00%, 11/1/2030	334,252	354,561
3.00%, 12/1/2030	63,301	67,152
3.00%, 1/1/2031	345,983	367,920
3.00% 4/1/2031	345,600	367,523
3.00%, 1/1/2032	228,056	241,594
3.00%, 7/1/2032	462,536	491,963
3.00% 11/1/2032	3,836,334	4,063,709
3.00% 12/1/2032	759,309	803,920
3.00%, 1/1/2033	198,595	210,168
3.00%, 3/1/2033	620,374	662,715
3.00%, 9/1/2033	5,949,542	6,417,315
3.00% 2/1/2034	593,860	628,182
3.00%, 7/1/2034	1,416,578	1,512,044
3.00%, 10/1/2034	1,255,440	1,325,101
3.00%, 11/1/2034	1,115,670	1,184,733
3.00%, 12/1/2034	2,606,793	2,803,187
3.00% 1/1/2035	1,247,458	1,316,775
3.00%, 2/1/2035	135,396	143,046
3.00%, 4/1/2035	951,639	1,025,670
3.00%, 5/1/2035	3,683,951	3,910,670
3.00%, 2/1/2036	128,573	135,541
3.00%, 6/1/2036	2,879,796	3,038,745
3.00%, 8/1/2036	1,921,448	2,027,501
3.00%, 9/1/2036	311,457	328,648
3.00%, 12/1/2036	320,581	343,349
3.00%, 6/1/2037	5,011,626	5,288,239
3.00%, 8/1/2037	188,892	198,363
3.00%, 3/1/2038	1,583,806	1,663,220
3.00%, 8/1/2038	3,796,676	4,006,231
3.00%, 11/1/2039	337,857	352,350

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 2/1/2040	$2,989,629	$3,117,854
3.00%, 3/1/2040	5,682,348	5,967,268
3.00%, 4/1/2040	7,233,054	7,549,957
3.00%, 11/1/2041	9,810,232	10,314,600
3.00%, 9/1/2042	135,908	144,087
3.00%, 10/1/2042	331,438	351,845
3.00% 12/1/2042	353,387	375,093
3.00%, 1/1/2043	1,476,976	1,569,482
3.00%, 2/1/2043	364,412	386,344
3.00%, 3/1/2043	630,286	662,691
3.00% 4/1/2043	521,344	552,347
3.00% 5/1/2043	917,379	970,886
3.00% 6/1/2043	729,702	773,094
3.00% 7/1/2043	422,080	447,180
3.00% 8/1/2043	4,999,443	5,348,860
3.00%, 9/1/2043	111,651	118,290
3.00%, 1/1/2044	92,072	97,547
3.00%, 10/1/2044	2,078,486	2,203,579
3.00%, 1/1/2045	371,143	392,630
3.00% 4/1/2045	402,009	425,393
3.00% 5/1/2045	616,699	651,050
3.00%, 8/1/2045	574,513	608,678
3.00% 11/1/2045	303,183	320,069
3.00%, 12/1/2045	132,671	140,060
3.00%, 4/1/2046	5,111,262	5,395,958
3.00% 5/1/2046	887,285	943,498
3.00% 8/1/2046	2,158,610	2,286,505
3.00% 9/1/2046	8,211,146	8,675,844
3.00% 10/1/2046	10,158,351	10,717,911
3.00% 11/1/2046	5,181,408	5,463,810
3.00% 12/1/2046	576,174	607,855
3.00% 1/1/2047	5,770,312	6,132,537
3.00% 3/1/2047	840,385	885,723
3.00% 4/1/2047	15,539,595	16,470,288
3.00%, 7/1/2047	7,420,483	7,801,988
3.00%, 8/1/2047	620,333	652,226
3.00%, 9/1/2047	570,405	603,706
3.00% 10/1/2047	9,663,931	10,149,333
3.00% 12/1/2047	3,511,544	3,692,080
3.00%, 1/1/2048	2,138,756	2,234,493
3.00%, 2/1/2048	1,956,430	2,044,006
3.00%, 4/1/2048	12,844,595	13,608,425
3.00%, 11/1/2048	2,216,830	2,316,062
3.00%, 6/1/2049	842,504	879,871
3.00%, 9/1/2049	665,011	695,341
3.00% 10/1/2049	3,065,094	3,195,739
3.00% 11/1/2049	6,705,923	6,989,000
3.00%, 12/1/2049	2,000,000	2,102,825
3.00% 1/1/2050	15,064,535	15,737,761
3.00% 2/1/2050	26,092,981	27,556,305
3.00% 3/1/2050	19,937,078	21,006,097
3.00% 4/1/2050	2,837,563	3,031,594
3.00% 7/1/2050	17,150,940	17,980,943
3.00% 8/1/2050	28,576,215	29,925,304
3.00%, 9/1/2050	13,009,398	13,574,543
Security Description	Principal Amount	Value
3.00%, 3/1/2051	$918,534	$968,002
3.00%, 4/1/2051	3,300,000	3,477,785
3.50%, 12/1/2025	69,013	73,640
3.50%, 1/1/2026	9,080	9,680
3.50%, 1/1/2027	56,447	60,176
3.50%, 1/1/2028	98,967	105,513
3.50%, 1/1/2029	71,804	77,262
3.50%, 5/1/2029	106,092	114,545
3.50%, 10/1/2029	35,686	38,529
3.50%, 9/1/2030	8,764,244	9,447,848
3.50%, 12/1/2030	106,651	114,161
3.50%, 3/1/2031	630,573	674,971
3.50%, 6/1/2031	531,910	574,517
3.50%, 4/1/2032	292,594	318,462
3.50% 5/1/2032	4,687,612	5,063,331
3.50%, 7/1/2032	8,616,327	9,260,656
3.50% 9/1/2032	2,128,472	2,277,148
3.50%, 11/1/2032	4,425,659	4,784,663
3.50%, 2/1/2033	189,699	204,830
3.50%, 3/1/2033	310,660	337,083
3.50%, 4/1/2033	583,067	632,658
3.50%, 5/1/2033	360,071	390,630
3.50%, 6/1/2033	151,273	161,411
3.50%, 3/1/2034	503,855	543,999
3.50%, 4/1/2034	502,028	541,644
3.50% 6/1/2034	311,016	334,721
3.50%, 7/1/2034	90,253	96,696
3.50% 11/1/2034	1,194,559	1,281,195
3.50%, 7/1/2037	176,162	187,201
3.50%, 11/1/2037	156,353	166,151
3.50%, 2/1/2038	981,015	1,042,488
3.50%, 12/1/2038	149,748	158,709
3.50%, 9/1/2040	679,387	728,875
3.50%, 12/1/2040	142,923	153,664
3.50%, 1/1/2041	131,564	141,451
3.50% 5/1/2042	543,246	584,422
3.50%, 6/1/2042	253,067	272,248
3.50%, 7/1/2042	119,715	128,789
3.50%, 10/1/2042	832,006	895,069
3.50%, 1/1/2043	82,678	88,945
3.50%, 2/1/2043	987,620	1,069,127
3.50%, 4/1/2043	212,348	229,594
3.50% 5/1/2043	330,279	356,181
3.50%, 6/1/2043	677,469	731,952
3.50% 8/1/2043	1,800,809	1,957,071
3.50%, 1/1/2044	79,662	86,068
3.50%, 5/1/2044	422,351	458,354
3.50%, 8/1/2044	165,889	179,263
3.50%, 9/1/2044	235,173	253,308
3.50%, 10/1/2044	42,572	45,673
3.50%, 11/1/2044	783,959	844,416
3.50% 12/1/2044	2,419,881	2,596,150
3.50% 1/1/2045	196,081	210,364
3.50% 2/1/2045	3,634,881	3,916,808
3.50%, 3/1/2045	140,211	151,114

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 4/1/2045	$326,763	$349,867
3.50% 5/1/2045	751,798	808,015
3.50%, 6/1/2045	538,886	576,989
3.50% 7/1/2045	2,074,560	2,223,799
3.50% 8/1/2045	5,620,355	6,037,055
3.50% 9/1/2045	1,116,109	1,201,236
3.50%, 10/1/2045	450,674	482,539
3.50% 11/1/2045	2,923,397	3,136,346
3.50% 12/1/2045	3,259,183	3,489,629
3.50% 2/1/2046	1,717,256	1,835,706
3.50% 3/1/2046	8,947,304	9,664,354
3.50% 4/1/2046	1,159,811	1,237,114
3.50% 6/1/2046	396,970	423,428
3.50% 7/1/2046	854,065	912,521
3.50% 8/1/2046	6,529,950	7,023,970
3.50% 10/1/2046	1,215,614	1,296,635
3.50% 1/1/2047	4,483,236	4,866,196
3.50% 2/1/2047	1,397,312	1,504,949
3.50%, 3/1/2047	484,448	513,682
3.50% 4/1/2047	591,627	634,068
3.50% 5/1/2047	13,341,793	14,290,721
3.50%, 6/1/2047	1,226,916	1,313,667
3.50%, 7/1/2047	7,040,351	7,573,987
3.50% 9/1/2047	1,293,216	1,395,178
3.50%, 10/1/2047	172,136	182,524
3.50% 11/1/2047	7,883,972	8,436,994
3.50% 12/1/2047	2,837,480	3,013,205
3.50% 1/1/2048	8,926,052	9,568,600
3.50% 2/1/2048	6,886,438	7,437,270
3.50% 3/1/2048	9,930,325	10,762,348
3.50%, 4/1/2048	184,312	199,280
3.50% 5/1/2048	1,845,543	1,990,332
3.50%, 6/1/2048	323,953	342,782
3.50% 7/1/2048	18,500,783	19,882,682
3.50%, 8/1/2048	229,588	247,288
3.50%, 9/1/2048	55,054	58,297
3.50% 11/1/2048	2,671,097	2,832,285
3.50% 4/1/2049	5,669,893	6,113,989
3.50%, 6/1/2049	6,492,359	7,047,527
3.50%, 8/1/2049	6,027,117	6,361,719
3.50% 9/1/2049	7,668,642	8,241,857
3.50%, 10/1/2049	2,785,552	2,940,195
3.50%, 11/1/2049	1,568,555	1,655,635
3.50%, 1/1/2050	4,088,058	4,330,838
3.50%, 3/1/2050	624,101	675,270
3.50% 4/1/2050	16,959,631	18,060,428
3.50%, 5/1/2050	8,169,146	8,818,795
3.50%, 6/1/2050	899,540	950,129
3.50%, 8/1/2050	2,839,630	3,004,453
3.50%, 11/1/2050	1,687,063	1,780,703
4.00%, 7/1/2021	705	706
4.00%, 8/1/2026	29,645	31,608
4.00%, 5/1/2029	3,022,476	3,225,480
4.00%, 11/1/2033	81,799	87,228
4.00%, 1/1/2034	152,783	167,003
Security Description	Principal Amount	Value
4.00%, 8/1/2034	$986,166	$1,076,677
4.00%, 5/1/2037	111,280	120,692
4.00%, 9/1/2038	199,325	214,525
4.00%, 2/1/2039	879,926	947,029
4.00%, 12/1/2039	2,681,965	2,955,945
4.00%, 9/1/2040	782,857	862,396
4.00%, 10/1/2040	156,199	172,069
4.00%, 12/1/2040	125,672	138,440
4.00%, 2/1/2041	184,751	203,522
4.00% 10/1/2041	655,007	722,690
4.00%, 12/1/2041	59,983	66,190
4.00%, 2/1/2042	343,038	378,534
4.00%, 4/1/2042	284,761	313,352
4.00%, 12/1/2042	386,024	424,781
4.00%, 9/1/2043	281,719	309,306
4.00% 10/1/2043	420,209	461,358
4.00%, 12/1/2043	88,650	97,330
4.00%, 2/1/2044	92,083	101,100
4.00%, 4/1/2044	14,943,311	16,450,202
4.00%, 5/1/2044	312,789	346,930
4.00%, 6/1/2044	52,234	57,271
4.00% 7/1/2044	2,354,314	2,581,360
4.00%, 8/1/2044	329,409	366,834
4.00%, 9/1/2044	30,792	33,762
4.00% 10/1/2044	46,198	50,654
4.00% 11/1/2044	683,923	749,879
4.00% 12/1/2044	1,633,423	1,809,769
4.00%, 1/1/2045	261,352	286,556
4.00% 3/1/2045	3,260,584	3,595,870
4.00% 6/1/2045	2,673,810	2,929,804
4.00%, 7/1/2045	837,303	915,541
4.00%, 8/1/2045	563,218	618,370
4.00% 9/1/2045	301,790	329,989
4.00% 12/1/2045	964,937	1,061,179
4.00%, 2/1/2046	113,479	124,082
4.00% 3/1/2046	13,083,926	14,436,286
4.00% 4/1/2046	713,901	778,786
4.00%, 6/1/2046	182,284	200,938
4.00%, 7/1/2046	355,371	385,901
4.00%, 9/1/2046	191,797	212,626
4.00%, 10/1/2046	1,144,520	1,242,847
4.00% 11/1/2046	5,250,483	5,775,913
4.00%, 12/1/2046	682,438	741,067
4.00%, 2/1/2047	223,094	245,632
4.00% 3/1/2047	1,156,831	1,249,365
4.00% 4/1/2047	17,169,363	18,927,215
4.00% 5/1/2047	1,327,807	1,436,994
4.00% 6/1/2047	4,461,819	4,810,645
4.00% 7/1/2047	3,520,832	3,856,141
4.00% 8/1/2047	933,812	1,013,280
4.00% 9/1/2047	8,552,629	9,462,293
4.00% 10/1/2047	9,324,078	10,053,035
4.00% 11/1/2047	710,725	766,290
4.00% 1/1/2048	1,990,785	2,146,425
4.00%, 2/1/2048	2,809,647	3,086,904

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 4/1/2048	$170,126	$186,219
4.00% 5/1/2048	368,702	394,847
4.00% 6/1/2048	4,607,110	4,937,009
4.00% 7/1/2048	4,752,112	5,099,024
4.00% 8/1/2048	5,628,896	6,099,405
4.00% 9/1/2048	2,473,216	2,664,703
4.00% 10/1/2048	8,941,960	9,793,041
4.00% 11/1/2048	1,954,468	2,093,871
4.00% 12/1/2048	5,897,124	6,354,756
4.00% 1/1/2049	1,888,733	2,057,324
4.00% 2/1/2049	445,960	486,385
4.00% 3/1/2049	4,671,273	5,089,751
4.00%, 4/1/2049	374,883	406,778
4.00%, 5/1/2049	166,600	178,558
4.00% 6/1/2049	2,859,649	3,093,959
4.00% 7/1/2049	8,740,261	9,651,999
4.00% 8/1/2049	8,930,795	9,639,166
4.00%, 9/1/2049	4,600,075	4,954,090
4.00% 12/1/2049	4,401,948	4,758,744
4.00%, 3/1/2050	1,176,761	1,287,362
4.00% 4/1/2050	14,680,835	16,073,810
4.00% 6/1/2050	2,700,230	2,921,120
4.00%, 7/1/2050	1,010,472	1,088,840
4.50%, 11/1/2024	14,507	15,130
4.50%, 3/1/2029	1,080,143	1,131,272
4.50%, 4/1/2031	47,311	51,979
4.50%, 6/1/2040	1,153,363	1,287,801
4.50%, 8/1/2040	2,079,399	2,321,777
4.50%, 9/1/2040	1,970,838	2,200,563
4.50%, 5/1/2041	111,148	124,104
4.50%, 9/1/2041	67,344	75,443
4.50%, 1/1/2042	132,105	147,992
4.50% 10/1/2042	928,843	1,040,717
4.50% 9/1/2043	285,839	319,223
4.50%, 10/1/2043	125,449	140,247
4.50% 12/1/2043	904,772	1,014,511
4.50%, 3/1/2044	41,724	46,571
4.50%, 4/1/2044	35,395	39,506
4.50%, 5/1/2044	110,991	124,084
4.50% 6/1/2044	2,396,921	2,686,763
4.50%, 8/1/2044	499,958	558,234
4.50%, 10/1/2044	157,862	176,199
4.50%, 12/1/2044	379,025	423,671
4.50%, 5/1/2045	370,133	413,732
4.50%, 10/1/2045	652,404	749,849
4.50%, 5/1/2046	721,174	800,590
4.50%, 7/1/2046	163,610	182,882
4.50%, 8/1/2046	287,128	321,964
4.50%, 5/1/2047	2,918,060	3,268,986
4.50%, 7/1/2047	490,386	551,186
4.50%, 8/1/2047	140,907	154,301
4.50%, 9/1/2047	276,824	303,137
4.50%, 12/1/2047	264,959	290,144
4.50%, 1/1/2048	764,510	837,179
4.50%, 2/1/2048	17,241,664	18,880,532
Security Description	Principal Amount	Value
4.50%, 6/1/2048	$269,464	$294,189
4.50% 7/1/2048	799,172	872,502
4.50% 8/1/2048	719,968	787,678
4.50% 9/1/2048	2,722,879	2,982,120
4.50% 10/1/2048	9,316,324	10,146,498
4.50% 11/1/2048	8,040,598	8,820,560
4.50%, 12/1/2048	281,379	306,453
4.50% 2/1/2049	10,282,345	11,265,484
4.50%, 3/1/2049	2,131,150	2,350,122
4.50%, 4/1/2049	543,537	592,776
4.50% 5/1/2049	4,775,605	5,224,191
4.50%, 6/1/2049	1,850,467	2,020,692
4.50%, 8/1/2049	1,289,421	1,408,813
4.50%, 9/1/2049	2,392,404	2,609,134
4.50% 2/1/2050	2,666,203	2,907,738
4.50% 3/1/2050	9,507,250	10,411,500
4.50%, 4/1/2050	2,851,520	3,199,874
4.50%, 5/1/2050	2,559,450	2,830,645
5.00%, 6/1/2039	295,750	335,343
5.00%, 8/1/2039	350,553	399,310
5.00%, 6/1/2040	160,664	182,445
5.00%, 7/1/2040	81,458	92,502
5.00%, 9/1/2040	85,382	96,957
5.00%, 2/1/2041	56,204	63,823
5.00%, 6/1/2041	833,023	954,041
5.00%, 3/1/2042	135,114	153,431
5.00%, 7/1/2044	34,190	38,677
5.00%, 1/1/2045	48,400	54,753
5.00%, 5/1/2048	1,030,536	1,144,131
5.00%, 7/1/2048	433,432	479,762
5.00% 8/1/2048	459,675	520,528
5.00%, 9/1/2048	1,222,425	1,353,089
5.00%, 11/1/2048	1,129,917	1,254,795
5.00%, 1/1/2049	190,025	210,337
5.00%, 8/1/2049	2,029,483	2,246,414
5.00%, 10/1/2049	1,463,527	1,631,895
5.00%, 12/1/2049	1,888,820	2,090,715
5.50%, 1/1/2035	237,915	271,764
5.50%, 4/1/2036	116,482	133,191
5.50%, 11/1/2038	50,609	57,952
5.50%, 12/1/2038	23,127	26,455
5.50%, 12/1/2039	47,035	53,833
5.50%, 7/1/2041	104,303	119,127
6.00%, 1/1/2037	22,700	25,689
6.00%, 9/1/2037	34,742	40,325
6.00%, 9/1/2039	26,090	30,275
6.00%, 6/1/2040	63,494	73,699
6.00%, 10/1/2040	82,643	96,088
TBA, 1.50%, 4/1/2036 (a)	25,000,000	25,105,500
TBA, 1.50%, 4/1/2051 (a)	48,375,000	46,761,065
TBA, 2.00%, 4/1/2036 (a)	3,000,000	3,078,480
TBA, 2.00%, 4/1/2051 (a)	58,275,000	58,156,002
TBA, 3.00%, 4/1/2051 (a)	68,000,000	70,834,240

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association:
2.00%, 8/20/2050	$1,941,172	$1,961,305
2.00%, 12/20/2050	9,906,343	10,009,087
2.00%, 1/20/2051	17,396,428	17,576,854
2.00%, 2/20/2051	4,987,084	5,038,892
2.00%, 3/20/2051	17,000,000	17,176,602
2.50%, 1/20/2043	51,090	53,194
2.50%, 3/20/2043	313,975	328,524
2.50%, 12/20/2046	683,901	707,887
2.50%, 12/20/2049	1,460,342	1,505,098
2.50%, 1/20/2050	1,596,991	1,645,935
2.50%, 2/20/2050	1,806,815	1,864,545
2.50%, 7/20/2050	4,735,138	4,886,431
2.50%, 8/20/2050	14,013,667	14,461,419
2.50%, 9/20/2050	21,476,177	22,162,365
2.50%, 10/20/2050	24,901,910	25,697,554
2.50%, 12/20/2050	9,408,342	9,708,950
2.50%, 1/20/2051	14,911,655	15,388,099
2.50%, 2/20/2051	22,433,552	23,172,151
2.50%, 3/20/2051	10,000,000	10,329,238
3.00%, 5/20/2032	267,841	283,327
3.00%, 5/15/2042	72,300	76,160
3.00%, 7/20/2042	158,457	168,292
3.00%, 8/20/2042	191,760	203,663
3.00%, 9/20/2042	233,828	248,342
3.00%, 12/20/2042	196,608	208,812
3.00%, 1/20/2043	294,652	312,942
3.00%, 3/20/2043	232,405	247,274
3.00%, 4/20/2043	140,973	149,992
3.00%, 8/20/2043	407,124	433,172
3.00%, 10/20/2043	919,723	978,567
3.00%, 11/20/2044	155,073	164,122
3.00%, 12/20/2044	322,728	341,560
3.00%, 2/15/2045	87,383	93,285
3.00%, 3/15/2045	58,103	60,852
3.00%, 3/20/2045	34,580	36,579
3.00%, 4/20/2045	9,875,008	10,445,894
3.00%, 5/20/2045	143,023	151,291
3.00%, 6/20/2045	12,074,700	12,772,753
3.00%, 7/20/2045	1,462,269	1,546,804
3.00%, 8/20/2045	61,872	65,449
3.00%, 9/20/2045	380,043	402,014
3.00%, 12/20/2045	164,482	173,991
3.00%, 1/20/2046	243,320	257,387
3.00% 2/20/2046	6,770,799	7,185,820
3.00%, 5/20/2046	199,173	210,088
3.00%, 6/20/2046	2,651,043	2,796,320
3.00%, 7/20/2046	145,226	153,185
3.00%, 8/20/2046	9,358,759	9,871,619
3.00%, 9/20/2046	969,022	1,022,125
3.00%, 10/20/2046	823,276	868,392
3.00%, 12/20/2046	491,774	518,723
3.00%, 1/20/2047	1,372,042	1,447,230
3.00%, 2/20/2047	312,006	329,104
Security Description	Principal Amount	Value
3.00%, 6/20/2047	$90,426	$95,203
3.00%, 7/20/2047	6,337,567	6,672,342
3.00%, 10/20/2047	2,643,471	2,783,110
3.00%, 11/20/2047	2,467,059	2,597,378
3.00%, 1/20/2048	1,171,274	1,233,146
3.00%, 9/20/2048	425,738	448,227
3.00%, 12/20/2048	196,041	206,397
3.00%, 6/20/2049	183,141	192,390
3.00%, 9/20/2049	5,110,941	5,368,293
3.00%, 11/20/2049	3,448,555	3,618,077
3.00%, 12/20/2049	2,925,363	3,069,166
3.00%, 1/20/2050	28,595,100	29,966,565
3.00%, 2/20/2050	4,385,774	4,596,122
3.00%, 3/20/2050	8,310,886	8,646,401
3.00%, 4/20/2050	22,805,247	23,725,910
3.00%, 5/20/2050	17,473,106	18,194,558
3.00%, 6/20/2050	17,221,787	17,982,840
3.00%, 7/20/2050	26,278,064	27,439,326
3.00%, 8/20/2050	6,628,438	6,930,975
3.00%, 1/20/2051	794,519	834,242
3.50%, 12/20/2041	2,583,181	2,793,425
3.50%, 2/15/2042	122,440	131,931
3.50%, 4/15/2042	44,829	48,305
3.50%, 6/20/2042	326,669	353,299
3.50%, 10/20/2042	839,432	907,863
3.50%, 11/20/2042	36,325	39,623
3.50%, 2/20/2043	141,637	154,500
3.50% 3/20/2043	162,218	178,275
3.50% 4/20/2043	177,572	192,041
3.50%, 5/20/2043	142,171	153,748
3.50%, 7/20/2043	767,961	830,496
3.50%, 9/20/2043	170,210	184,070
3.50%, 10/20/2043	883,612	955,565
3.50%, 3/20/2044	1,249,347	1,351,081
3.50%, 4/20/2044	130,046	140,535
3.50%, 5/20/2044	139,534	150,789
3.50%, 6/20/2044	3,374,567	3,646,756
3.50%, 7/20/2044	69,395	74,992
3.50%, 8/20/2044	100,525	108,633
3.50%, 10/20/2044	2,581,284	2,789,488
3.50%, 12/20/2044	28,037	30,298
3.50%, 1/20/2045	1,015,847	1,097,784
3.50%, 2/20/2045	301,805	326,148
3.50%, 3/20/2045	34,780	37,347
3.50% 4/20/2045	3,357,853	3,606,616
3.50%, 5/20/2045	302,464	324,791
3.50%, 6/20/2045	63,236	67,904
3.50%, 7/20/2045	542,695	582,756
3.50%, 8/20/2045	326,182	350,261
3.50%, 9/20/2045	169,562	182,079
3.50%, 10/20/2045	570,496	612,610
3.50%, 11/20/2045	390,428	419,249
3.50%, 12/20/2045	41,823	44,910
3.50% 1/20/2046	2,690,350	2,888,948
3.50% 2/20/2046	7,428,815	7,977,201

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 4/20/2046	$3,635,617	$3,881,560
3.50%, 5/20/2046	1,483,454	1,583,807
3.50%, 6/20/2046	930,090	993,008
3.50%, 7/20/2046	14,663,593	15,655,556
3.50%, 8/20/2046	586,061	625,707
3.50%, 9/20/2046	659,454	704,064
3.50%, 10/20/2046	736,883	786,732
3.50%, 12/20/2046	2,106,563	2,249,067
3.50%, 1/20/2047	142,429	152,064
3.50%, 2/20/2047	1,587,869	1,695,285
3.50%, 3/20/2047	482,656	513,876
3.50%, 5/20/2047	499,079	531,361
3.50%, 6/20/2047	278,575	296,594
3.50%, 7/20/2047	338,291	360,173
3.50%, 8/20/2047	597,851	636,522
3.50%, 9/20/2047	4,603,760	4,901,551
3.50%, 10/20/2047	4,393,237	4,677,410
3.50%, 12/20/2047	2,408,236	2,564,011
3.50%, 1/20/2048	3,458,501	3,682,212
3.50%, 2/20/2048	1,593,653	1,696,738
3.50%, 6/20/2048	124,396	132,068
3.50%, 8/20/2048	93,063	98,804
3.50%, 2/20/2049	136,585	145,009
3.50%, 6/20/2049	564,783	597,118
3.50%, 7/20/2049	1,840,804	1,945,567
3.50%, 8/20/2049	2,807,710	2,966,543
3.50%, 9/20/2049	4,612,186	4,871,525
3.50%, 10/20/2049	19,124,401	20,199,745
3.50%, 11/20/2049	10,736,982	11,333,378
3.50%, 12/20/2049	1,797,455	1,897,296
3.50%, 1/20/2050	17,721,839	18,700,162
3.50%, 2/20/2050	15,896,453	16,774,007
3.50%, 3/20/2050	1,856,081	1,957,911
3.50%, 5/20/2050	3,899,716	4,112,334
3.50%, 6/20/2050	12,614,728	13,314,869
3.50%, 7/20/2050	3,515,641	3,710,766
3.50%, 12/20/2050	5,927,718	6,324,451
4.00%, 2/15/2040	6,437	7,085
4.00%, 4/15/2040	69,996	77,069
4.00%, 11/20/2041	68,785	75,896
4.00%, 2/20/2042	75,890	83,735
4.00%, 5/20/2042	67,461	74,405
4.00%, 8/20/2042	31,566	34,815
4.00%, 8/20/2043	78,793	86,789
4.00%, 11/20/2043	476,474	524,827
4.00%, 3/20/2044	84,193	92,947
4.00%, 7/15/2044	106,127	116,411
4.00%, 7/20/2044	85,543	94,438
4.00%, 8/20/2044	205,388	226,743
4.00%, 12/20/2044	218,102	240,779
4.00%, 1/20/2045	76,881	84,875
4.00%, 2/20/2045	230,784	254,779
4.00%, 5/15/2045	29,887	32,761
4.00%, 6/15/2045	45,507	49,882
4.00%, 7/20/2045	293,134	320,814
Security Description	Principal Amount	Value
4.00%, 8/20/2045	$55,097	$60,299
4.00%, 10/20/2045	108,277	118,501
4.00%, 11/20/2045	288,728	315,991
4.00%, 1/20/2046	69,641	76,217
4.00%, 4/20/2046	232,845	254,832
4.00%, 5/20/2046	505,693	553,444
4.00%, 1/20/2047	432,098	466,096
4.00%, 3/20/2047	281,822	303,996
4.00%, 4/20/2047	72,011	77,608
4.00%, 5/20/2047	173,493	186,977
4.00%, 6/20/2047	183,072	197,301
4.00%, 7/20/2047	3,940,694	4,246,984
4.00%, 8/20/2047	200,979	216,600
4.00%, 9/20/2047	1,007,822	1,086,155
4.00%, 11/20/2047	3,000,312	3,233,511
4.00%, 2/20/2048	2,200,792	2,371,848
4.00%, 3/20/2048	3,372,492	3,634,619
4.00%, 4/20/2048	1,475,680	1,585,954
4.00%, 6/20/2048	3,207,298	3,446,971
4.00%, 8/20/2048	3,433,691	3,690,281
4.00%, 9/20/2048	366,543	393,934
4.00%, 11/20/2048	493,158	530,010
4.00%, 2/20/2049	900,683	967,989
4.00%, 3/20/2049	1,722,510	1,851,229
4.00%, 4/20/2049	217,490	231,751
4.00%, 5/20/2049	1,568,779	1,671,643
4.00%, 6/20/2049	7,146,112	7,614,677
4.00%, 7/20/2049	22,005,159	23,448,020
4.00%, 10/20/2049	328,033	349,542
4.00%, 12/20/2049	1,505,331	1,604,035
4.00%, 1/20/2050	2,102,303	2,240,149
4.00%, 2/20/2050	830,876	885,356
4.00%, 3/20/2050	15,023,643	16,008,731
4.00%, 6/20/2050	10,372,565	11,052,685
4.50%, 6/15/2039	14,907	16,671
4.50%, 4/15/2040	66,102	73,984
4.50%, 6/15/2040	50,134	56,111
4.50%, 9/20/2040	66,166	74,100
4.50%, 3/15/2041	39,756	44,496
4.50%, 6/15/2041	17,622	19,722
4.50%, 7/15/2041	33,540	37,538
4.50%, 7/20/2041	125,900	141,042
4.50%, 12/20/2041	108,732	121,769
4.50%, 10/20/2043	29,136	32,502
4.50%, 12/20/2043	80,511	89,813
4.50%, 1/20/2044	63,185	70,486
4.50%, 4/20/2044	90,540	101,001
4.50%, 5/20/2045	49,137	54,774
4.50%, 10/20/2045	70,125	78,170
4.50%, 11/20/2045	185,526	206,809
4.50%, 1/20/2046	3,531,202	3,936,292
4.50%, 6/20/2046	142,702	159,073
4.50%, 7/20/2046	85,169	94,939
4.50%, 12/20/2046	333,037	371,514
4.50%, 6/20/2047	941,147	1,032,750

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 8/20/2047	$133,014	$144,863
4.50%, 12/20/2047	72,495	78,954
4.50%, 1/20/2048	151,784	165,306
4.50%, 3/20/2048	88,506	96,391
4.50%, 4/20/2048	1,854,153	2,019,328
4.50%, 6/20/2048	119,805	129,760
4.50%, 8/20/2048	141,960	153,755
4.50%, 9/20/2048	2,133,263	2,310,509
4.50%, 11/20/2048	179,087	193,967
4.50%, 12/20/2048	3,768,648	4,081,773
4.50%, 2/20/2049	97,881	106,013
4.50%, 4/20/2049	490,683	531,452
4.50%, 5/20/2049	416,149	450,725
4.50%, 6/20/2049	6,773,903	7,314,285
4.50%, 7/20/2049	2,315,883	2,500,630
4.50%, 9/20/2049	939,691	1,017,766
4.50%, 2/20/2050	6,386,849	6,896,355
4.50%, 4/20/2050	8,361,881	9,028,943
4.50%, 5/20/2050	1,475,379	1,593,076
5.00%, 12/15/2038	24,022	26,645
5.00%, 5/15/2039	29,833	32,889
5.00%, 11/20/2042	109,487	121,204
5.00%, 3/20/2043	21,386	23,676
5.00%, 4/20/2043	51,649	57,177
5.00%, 5/20/2043	18,100	20,037
5.00%, 8/20/2043	86,218	97,703
5.00%, 5/20/2044	48,717	55,323
5.00%, 6/20/2044	29,514	33,446
5.00%, 7/20/2044	75,210	85,408
5.00%, 12/20/2045	363,602	412,036
5.00%, 4/20/2048	55,864	61,465
5.00%, 5/20/2048	362,473	398,820
5.00%, 7/20/2048	128,431	140,232
5.00%, 10/20/2048	202,173	220,752
5.00%, 1/20/2049	1,368,168	1,493,891
5.00%, 4/20/2049	634,030	692,292
5.00%, 6/20/2049	4,087,945	4,463,594
5.00%, 7/20/2049	561,264	612,840
Security Description	Principal Amount	Value
5.00%, 5/20/2050	$1,349,172	$1,484,459
5.50%, 9/15/2035	28,981	31,030
5.50%, 7/15/2038	11,854	12,983
5.50%, 3/15/2039	65,563	73,936
5.50%, 2/20/2049	133,147	146,313
6.00%, 8/15/2040	23,433	26,940
6.00%, 9/15/2040	39,067	44,839
6.00%, 1/20/2046	118,169	136,287
TBA, 2.00%, 4/1/2051 (a)	46,000,000	46,430,560
TBA, 2.50%, 4/1/2051 (a)	24,500,000	25,276,160
TBA, 3.00%, 4/1/2051 (a)	700,000	728,938
TBA, 3.50%, 4/1/2051 (a)	2,040,000	2,152,547
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,530,801,467)		3,518,384,091
	Shares
SHORT-TERM INVESTMENT — 8.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (b) (c) (Cost $290,234,125)	290,219,857	290,306,923
TOTAL INVESTMENTS — 108.0% (Cost $3,821,035,592)		3,808,691,014
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.0)%		(282,457,835)
NET ASSETS — 100.0%		$3,526,233,179
(a)	Security, or a portion of the security has been designated as collateral for TBA securities.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2021.
TBA	To Be Announced

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$3,518,384,091	$—	$3,518,384,091
Short-Term Investment	290,306,923	—	—	290,306,923
TOTAL INVESTMENTS	$290,306,923	$3,518,384,091	$—	$3,808,691,014
See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	191,180,088	$191,256,560	$1,128,253,192	$1,029,183,810	$(9,535)	$(9,484)	290,219,857	$290,306,923	$207,123
See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.9%
ADVERTISING — 0.2%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.63%, 5/1/2022	$6,978,000	$7,222,579
WPP Finance 2010 3.63%, 9/7/2022	3,971,000	4,143,063
		11,365,642
AEROSPACE & DEFENSE — 1.9%
Boeing Co.:
1.17%, 2/4/2023	7,667,000	7,699,048
1.43%, 2/4/2024	12,980,000	13,001,547
1.88%, 6/15/2023	1,020,000	1,039,533
1.95%, 2/1/2024 (a)	4,700,000	4,818,863
2.13%, 3/1/2022	4,248,000	4,299,188
2.30%, 8/1/2021 (a)	3,802,000	3,821,694
2.70%, 5/1/2022 (a)	4,554,000	4,650,590
2.80%, 3/1/2024	1,000,000	1,043,800
4.51%, 5/1/2023	42,840,000	45,896,206
General Dynamics Corp.:
2.25%, 11/15/2022	5,587,000	5,735,167
3.38%, 5/15/2023	7,920,000	8,407,555
L3Harris Technologies, Inc. 3.85%, 6/15/2023	9,211,000	9,838,822
Lockheed Martin Corp.:
3.10%, 1/15/2023	3,811,000	3,982,305
3.35%, 9/15/2021	1,874,000	1,899,299
Northrop Grumman Corp. 3.25%, 8/1/2023	95,000	101,146
Raytheon Technologies Corp.:
2.50%, 12/15/2022	12,208,000	12,557,881
2.80%, 3/15/2022	5,768,000	5,892,300
3.20%, 3/15/2024	4,200,000	4,485,222
Teledyne Technologies, Inc.:
0.65%, 4/1/2023	4,000,000	3,997,680
0.95%, 4/1/2024	4,000,000	3,984,320
		147,152,166
AGRICULTURE — 0.7%
Altria Group, Inc.:
2.85%, 8/9/2022 (a)	23,000	23,746
3.80%, 2/14/2024	5,122,000	5,531,862
BAT Capital Corp. 2.76%, 8/15/2022	470,000	483,621
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	3,893,000	4,014,462
4.35%, 3/15/2024	1,000,000	1,096,230
Philip Morris International, Inc.:
1.13%, 5/1/2023	6,263,000	6,358,824
2.13%, 5/10/2023 (a)	2,408,000	2,487,344
2.38%, 8/17/2022	10,761,000	11,050,578
2.50%, 8/22/2022	3,948,000	4,070,151
Security Description	Principal Amount	Value
2.50%, 11/2/2022	$5,797,000	$5,986,852
2.63%, 3/6/2023	1,000	1,043
3.60%, 11/15/2023 (a)	3,637,000	3,929,669
Reynolds American, Inc. 4.85%, 9/15/2023	5,737,000	6,307,258
		51,341,640
AIRLINES — 0.2%
Continental Airlines 2007-1 Pass Through Trust Series 071A, 5.98%, 10/19/2023	20,751	21,128
Delta Air Lines 2007-1 Class A Pass Through Trust Series 071A, 6.82%, 2/10/2024	746,707	778,464
Southwest Airlines Co.:
2.75%, 11/16/2022 (a)	1,585,000	1,628,857
4.75%, 5/4/2023	11,656,000	12,584,867
		15,013,316
APPAREL — 0.2%
Ralph Lauren Corp. 1.70%, 6/15/2022	4,574,000	4,643,936
Tapestry, Inc. 3.00%, 7/15/2022	3,214,000	3,283,294
VF Corp. 2.05%, 4/23/2022	6,176,000	6,276,175
		14,203,405
AUTO MANUFACTURERS — 4.4%
American Honda Finance Corp.:
1.95%, 5/20/2022	2,759,000	2,808,000
Series GMTN, 3.55%, 1/12/2024 (a)	4,173,000	4,504,461
Series MTN, 0.40%, 10/21/2022	3,931,000	3,933,791
Series MTN, 0.55%, 7/12/2024 (a)	4,000,000	3,969,560
Series MTN, 0.65%, 9/8/2023	6,508,000	6,519,389
Series MTN, 0.88%, 7/7/2023	15,299,000	15,411,448
Series MTN, 1.95%, 5/10/2023	17,745,000	18,277,527
Series MTN, 2.05%, 1/10/2023	3,136,000	3,225,282
Series MTN, 2.20%, 6/27/2022	7,376,000	7,545,132
Series MTN, 2.60%, 11/16/2022 (a)	3,716,000	3,845,800
Series MTN, 2.90%, 2/16/2024	2,519,000	2,676,236
Cummins, Inc. 3.65%, 10/1/2023	600,000	643,938

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
General Motors Co.:
4.88%, 10/2/2023	$18,798,000	$20,593,209
5.40%, 10/2/2023	9,403,000	10,422,097
General Motors Financial Co., Inc.:
1.70%, 8/18/2023	9,129,000	9,305,372
3.20%, 7/6/2021	9,213,000	9,255,011
3.25%, 1/5/2023	3,118,000	3,247,646
3.55%, 7/8/2022	10,067,000	10,427,399
3.70%, 5/9/2023	736,000	775,663
4.15%, 6/19/2023	16,354,000	17,486,024
4.25%, 5/15/2023	1,545,000	1,653,104
5.10%, 1/17/2024	5,805,000	6,422,246
5.20%, 3/20/2023	19,198,000	20,819,847
PACCAR Financial Corp.:
3.40%, 8/9/2023	105,000	112,310
Series MTN, 0.35%, 8/11/2023	3,701,000	3,695,671
Series MTN, 0.35%, 2/2/2024	3,000,000	2,986,680
Series MTN, 0.80%, 6/8/2023	1,775,000	1,790,975
Series MTN, 1.90%, 2/7/2023	2,562,000	2,634,325
Series MTN, 2.00%, 9/26/2022	2,097,000	2,147,894
Series MTN, 2.65%, 5/10/2022 (a)	3,801,000	3,900,738
Series MTN, 2.65%, 4/6/2023	4,729,000	4,952,351
Stellantis NV 5.25%, 4/15/2023	2,125,000	2,300,589
Toyota Motor Corp.:
0.68%, 3/25/2024	14,300,000	14,301,287
2.16%, 7/2/2022	3,909,000	3,998,985
3.42%, 7/20/2023 (a)	172,000	183,526
Toyota Motor Credit Corp.:
3.35%, 1/8/2024	3,700,000	3,983,457
Series GMTN, 2.70%, 1/11/2023	3,800,000	3,955,762
Series GMTN, 2.80%, 7/13/2022 (a)	2,382,000	2,457,986
Series GMTN, 3.45%, 9/20/2023	991,000	1,062,293
Series MTN, 0.35%, 10/14/2022	8,404,000	8,408,202
Series MTN, 0.45%, 7/22/2022	6,071,000	6,084,599
Series MTN, 0.45%, 1/11/2024 (a)	13,027,000	13,002,770
Series MTN, 0.50%, 8/14/2023	13,492,000	13,499,825
Series MTN, 1.15%, 5/26/2022	18,642,000	18,839,792
Series MTN, 1.35%, 8/25/2023	22,016,000	22,467,988
Security Description	Principal Amount	Value
Series MTN, 2.15%, 9/8/2022	$2,496,000	$2,561,720
Series MTN, 2.63%, 1/10/2023	3,438,000	3,572,941
Series MTN, 2.90%, 3/30/2023	8,790,000	9,221,413
		335,892,261
AUTO PARTS & EQUIPMENT — 0.0% (b)
Aptiv Corp. 4.15%, 3/15/2024	1,000,000	1,091,480
BANKS — 33.7%
Associated Bank NA Series BKNT, 3.50%, 8/13/2021	2,006,000	2,023,051
Australia & New Zealand Banking Group, Ltd.:
2.63%, 5/19/2022	4,182,000	4,290,899
Series MTN, 2.05%, 11/21/2022 (a)	9,012,000	9,263,074
Series MTN, 2.30%, 6/1/2021	50,000	50,157
Series MTN, 2.63%, 11/9/2022	3,842,000	3,983,770
Banco Bilbao Vizcaya Argentaria SA 0.88%, 9/18/2023	13,560,000	13,605,290
Banco Santander SA:
3.13%, 2/23/2023	13,542,000	14,166,692
3.85%, 4/12/2023	7,643,000	8,122,293
Bank of America Corp.:
4.10%, 7/24/2023	6,554,000	7,083,629
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	28,847,000	30,436,758
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	56,953,000	59,265,861
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (c)	18,570,000	19,020,508
Series GMTN, 3.30%, 1/11/2023	24,139,000	25,373,468
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (c)	13,510,000	13,906,383
Series MTN, 2.50%, 10/21/2022	11,785,000	11,923,238
Series MTN, 4.13%, 1/22/2024	10,659,000	11,650,287
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	18,853,000	20,188,924
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	12,000,000	12,885,720

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (c)	$18,450,000	$18,499,815
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (c)	9,909,000	10,077,453
Bank of Montreal:
0.45%, 12/8/2023	10,954,000	10,915,113
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (c)	5,100,000	5,518,812
Series E, 3.30%, 2/5/2024	8,705,000	9,340,465
Series MTN, 2.05%, 11/1/2022 (a)	12,254,000	12,588,167
Series MTN, 2.35%, 9/11/2022	1,879,000	1,934,825
Series MTN, 2.55%, 11/6/2022	4,147,000	4,285,842
Bank of New York Mellon Corp.:
Series 0012, 3.65%, 2/4/2024	3,656,000	3,972,719
Series MTN, 0.35%, 12/7/2023 (a)	9,925,000	9,906,639
Series MTN, 1.60%, 4/24/2025	1,015,000	1,033,869
Series MTN, 1.85%, 1/27/2023	6,868,000	7,066,829
Series MTN, 1.95%, 8/23/2022	14,607,000	14,943,691
Series MTN, 2.20%, 8/16/2023	500,000	520,100
Series MTN, 2.95%, 1/29/2023 (a)	8,383,000	8,770,546
Series MTN, 3.50%, 4/28/2023 (a)	4,536,000	4,825,170
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (c)	6,833,000	7,003,825
Bank of Nova Scotia:
0.55%, 9/15/2023	3,946,000	3,947,934
0.80%, 6/15/2023	375,000	377,962
1.63%, 5/1/2023	28,139,000	28,864,986
1.95%, 2/1/2023	16,829,000	17,299,707
2.00%, 11/15/2022	4,224,000	4,338,639
2.38%, 1/18/2023	3,160,000	3,270,758
3.40%, 2/11/2024	4,800,000	5,161,488
Series BKNT, 2.45%, 9/19/2022	3,775,000	3,894,101
Barclays Bank PLC 1.70%, 5/12/2022	11,709,000	11,873,394
Barclays PLC:
3.68%, 1/10/2023	7,030,000	7,191,198
1 year CMT + 0.80%, 1.01%, 12/10/2024 (c)	1,945,000	1,945,583
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	$14,346,000	$15,365,140
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (c)	8,704,000	8,992,276
BBVA USA Series BKNT, 2.88%, 6/29/2022	3,905,000	4,015,863
BNP Paribas SA Series MTN, 3.25%, 3/3/2023	20,058,000	21,141,533
Canadian Imperial Bank of Commerce:
0.50%, 12/14/2023	10,559,000	10,519,298
0.95%, 6/23/2023	9,643,000	9,732,680
2.55%, 6/16/2022	5,031,000	5,171,566
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (c)	9,276,000	9,524,040
Series BKNT, 3.50%, 9/13/2023	3,606,000	3,873,601
Capital One NA:
Series BKNT, 2.15%, 9/6/2022 (a)	1,000,000	1,022,730
Series BKNT, 2.65%, 8/8/2022 (a)	100,000	102,778
Citibank NA Series BKNT, 3.65%, 1/23/2024 (a)	5,907,000	6,395,273
Citigroup, Inc.:
3.38%, 3/1/2023	205,000	215,976
3.50%, 5/15/2023	9,279,000	9,821,543
3.88%, 10/25/2023	400,000	433,772
4.05%, 7/30/2022	7,404,000	7,735,255
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	24,879,000	25,623,877
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (c)	29,027,000	31,118,686
SOFR + 0.69%, 0.78%, 10/30/2024 (c)	24,275,000	24,253,638
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	31,260,000	31,909,270
Citizens Bank NA/Providence RI:
Series BKNT, 2.65%, 5/26/2022 (a)	1,720,000	1,760,644
Series BKNT, 3.70%, 3/29/2023	2,608,000	2,761,950
Comerica, Inc. 3.70%, 7/31/2023	6,180,000	6,621,932
Cooperatieve Rabobank UA:
0.38%, 1/12/2024	11,825,000	11,760,908
2.75%, 1/10/2023 (a)	8,482,000	8,837,057
3.95%, 11/9/2022	9,786,000	10,302,211

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 12/1/2023	$8,331,000	$9,130,193
Credit Suisse AG:
0.50%, 2/2/2024	10,694,000	10,573,586
1.00%, 5/5/2023	16,822,000	16,906,110
Credit Suisse Group Funding Guernsey, Ltd.:
3.80%, 9/15/2022	16,426,000	17,127,390
3.80%, 6/9/2023	15,238,000	16,172,394
Deutsche Bank AG:
1.00%, 4/1/2025	8,000,000	7,998,400
3.30%, 11/16/2022 (a)	375,000	389,389
3.95%, 2/27/2023	5,570,000	5,875,960
SOFR + 2.16%, 2.22%, 9/18/2024 (c)	24,414,000	25,026,791
Discover Bank:
2.45%, 9/12/2024	6,000,000	6,284,460
Series BKNT, 3.20%, 8/9/2021	3,689,000	3,716,335
Series BKNT, 3.35%, 2/6/2023	3,563,000	3,730,746
Series BKNT, 4.20%, 8/8/2023	2,250,000	2,430,607
Fifth Third Bancorp:
1.63%, 5/5/2023	8,910,000	9,109,940
2.60%, 6/15/2022	3,963,000	4,060,767
3.65%, 1/25/2024	4,411,000	4,757,352
4.30%, 1/16/2024	2,486,000	2,720,828
Fifth Third Bank NA Series BKNT, 1.80%, 1/30/2023	3,984,000	4,083,480
First Horizon Corp. 3.55%, 5/26/2023	3,991,000	4,213,099
First Republic Bank:
Series BKNT, 2.50%, 6/6/2022	1,939,000	1,981,193
Series BKNT, SOFR + 0.62%, 1.91%, 2/12/2024 (c)	5,388,000	5,521,892
FNB Corp. 2.20%, 2/24/2023	4,930,000	5,021,649
Goldman Sachs Group, Inc.:
0.52%, 3/8/2023 (a)	12,865,000	12,864,357
3.00%, 4/26/2022	18,590,000	18,618,629
3.20%, 2/23/2023	11,485,000	12,023,072
3.63%, 1/22/2023	18,438,000	19,462,047
3.63%, 2/20/2024	10,231,000	11,008,863
4.00%, 3/3/2024	7,800,000	8,505,120
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	27,633,000	28,452,871
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (c)	14,510,000	14,897,707
SOFR + 0.57%, 0.67%, 3/8/2024 (c)	20,900,000	20,873,039
Series FXD, 0.48%, 1/27/2023	19,875,000	19,845,784
Security Description	Principal Amount	Value
Series VAR, SOFR + 0.54%, 0.63%, 11/17/2023 (c)	$13,560,000	$13,556,068
HSBC Holdings PLC:
3.60%, 5/25/2023	6,789,000	7,223,903
4.25%, 3/14/2024	8,400,000	9,138,276
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	25,005,000	26,015,452
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	43,537,000	46,470,958
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	14,100,000	15,202,761
Huntington National Bank:
1.80%, 2/3/2023	4,873,000	4,986,102
Series BKNT, 2.50%, 8/7/2022	616,000	632,595
Series BKNT, 3.13%, 4/1/2022	4,314,000	4,425,258
ING Groep NV 4.10%, 10/2/2023	20,148,000	21,837,611
Intesa Sanpaolo SpA 5.25%, 1/12/2024	2,335,000	2,596,870
JPMorgan Chase & Co.:
2.70%, 5/18/2023	9,038,000	9,427,447
2.97%, 1/15/2023	5,876,000	5,994,049
3.20%, 1/25/2023	16,575,000	17,418,004
3.25%, 9/23/2022	11,279,000	11,759,260
3.38%, 5/1/2023	15,434,000	16,329,481
3.88%, 2/1/2024	8,054,000	8,781,035
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	4,605,000	4,729,888
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (a) (c)	10,775,000	11,418,267
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	20,800,000	22,277,008
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	12,013,000	12,303,955
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (c)	24,675,000	26,773,362
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	12,800,000	13,648,256
SOFR + 0.42%, 0.56%, 2/16/2025 (c)	4,200,000	4,168,038
SOFR + 0.58%, 0.70%, 3/16/2024 (c)	24,575,000	24,664,453
SOFR + 0.60%, 0.65%, 9/16/2024 (c)	3,400,000	3,404,012

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.46%, 1.51%, 6/1/2024 (c)	$46,636,000	$47,592,971
KeyBank NA:
Series BKNT, 1.25%, 3/10/2023	13,727,000	13,945,397
Series BKNT, 2.30%, 9/14/2022	3,578,000	3,675,214
Series BKNT, 2.40%, 6/9/2022	2,034,000	2,082,307
Series BKNT, 3.18%, 10/15/2027 (a)	1,755,000	1,810,353
Series BKNT, 3.38%, 3/7/2023	300,000	316,764
Series BKNT, SOFR + 0.34%, 0.42%, 1/3/2024 (c)	2,540,000	2,538,832
Lloyds Bank PLC 2.25%, 8/14/2022 (a)	235,000	240,870
Lloyds Banking Group PLC:
3.90%, 3/12/2024	2,300,000	2,495,615
4.05%, 8/16/2023	10,899,000	11,758,168
1 year CMT + 0.55%, 0.70%, 5/11/2024 (c)	7,220,000	7,220,144
1 year CMT + 1.10%, 1.33%, 6/15/2023 (c)	14,505,000	14,643,233
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	18,766,000	19,425,437
Manufacturers & Traders Trust Co. Series BKNT, 2.50%, 5/18/2022 (a)	5,571,000	5,696,292
Mitsubishi UFJ Financial Group, Inc.:
2.62%, 7/18/2022	24,341,000	25,012,568
2.67%, 7/25/2022	14,729,000	15,150,986
3.41%, 3/7/2024	1,800,000	1,931,076
3.46%, 3/2/2023	18,344,000	19,342,831
3.76%, 7/26/2023	15,240,000	16,325,240
1 year CMT + 0.68%, 0.85%, 9/15/2024 (c)	12,125,000	12,136,397
Mizuho Financial Group, Inc.:
2.60%, 9/11/2022	8,381,000	8,632,681
3.55%, 3/5/2023	4,107,000	4,343,645
3 Month USD LIBOR + 0.61%, 0.85%, 9/8/2024 (c)	12,475,000	12,497,954
3 Month USD LIBOR + 0.84%, 2.72%, 7/16/2023 (c)	9,633,000	9,895,018
3 Month USD LIBOR + 0.99%, 1.24%, 7/10/2024 (c)	4,995,000	5,046,149
Morgan Stanley:
2.75%, 5/19/2022	6,841,000	7,024,476
4.88%, 11/1/2022	13,541,000	14,443,508
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	$39,611,000	$42,095,798
Series GMTN, 3.13%, 1/23/2023	15,299,000	16,020,348
Series GMTN, 3.75%, 2/25/2023	16,137,000	17,117,807
Series MTN, 4.10%, 5/22/2023	13,216,000	14,133,983
Series MTN, SOFR + 0.46%, 0.53%, 1/25/2024 (c)	17,221,000	17,188,969
Series MTN, SOFR + 0.47%, 0.56%, 11/10/2023 (a) (c)	23,289,000	23,311,125
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	3,443,000	3,569,186
MUFG Union Bank NA:
Series BKNT, 2.10%, 12/9/2022	3,639,000	3,737,872
Series BKNT, 3.15%, 4/1/2022	6,904,000	7,080,880
National Australia Bank, Ltd.:
1.88%, 12/13/2022	8,178,000	8,391,691
2.88%, 4/12/2023	3,812,000	4,002,714
3.00%, 1/20/2023	2,786,000	2,916,970
3.63%, 6/20/2023	3,440,000	3,682,830
Series GMTN, 2.50%, 5/22/2022	7,523,000	7,709,796
National Bank of Canada:
1 year CMT + 0.77%, 0.90%, 8/15/2023 (a) (c)	2,780,000	2,792,566
Series MTN, 2.10%, 2/1/2023	14,607,000	15,015,266
Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (c)	2,905,000	2,895,530
Natwest Group PLC:
3.88%, 9/12/2023	23,529,000	25,232,500
6.10%, 6/10/2023	300,000	331,500
6.13%, 12/15/2022	450,000	488,358
1 year CMT + 2.15%, 2.36%, 5/22/2024 (c)	3,480,000	3,587,567
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	21,352,000	22,003,236
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	6,090,000	6,580,428
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (c)	17,500,000	19,095,825
Northern Trust Corp. 2.38%, 8/2/2022	281,000	288,874

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
PNC Bank NA:
Series BKNT, 2.45%, 7/28/2022	$2,770,000	$2,843,017
Series BKNT, 2.70%, 11/1/2022	12,396,000	12,817,836
Series BKNT, 2.95%, 1/30/2023	15,081,000	15,725,110
Series BKNT, 3.50%, 6/8/2023	775,000	824,840
PNC Financial Services Group, Inc.:
2.85%, 11/9/2022 (c) (d)	2,820,000	2,929,670
3.50%, 1/23/2024	4,940,000	5,323,492
Regions Financial Corp. 3.80%, 8/14/2023	12,597,000	13,518,093
Royal Bank of Canada:
Series GMTN, 0.43%, 1/19/2024 (a)	12,505,000	12,418,090
Series GMTN, 1.60%, 4/17/2023	8,087,000	8,277,611
Series GMTN, 1.95%, 1/17/2023	6,687,000	6,872,029
Series GMTN, 3.70%, 10/5/2023	375,000	404,194
Series MTN, 0.50%, 10/26/2023	17,098,000	17,098,513
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	4,519,000	4,709,521
4.45%, 12/3/2021 (a)	3,783,000	3,869,933
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	4,482,000	4,582,262
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	2,704,000	2,826,789
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	21,000,000	21,015,540
Santander UK PLC:
2.10%, 1/13/2023	8,452,000	8,688,571
4.00%, 3/13/2024	3,100,000	3,385,324
Sumitomo Mitsui Banking Corp.:
3.00%, 1/18/2023	11,000	11,480
3.20%, 7/18/2022	7,100,000	7,353,825
3.95%, 7/19/2023	601,000	647,121
3.95%, 1/10/2024	2,250,000	2,441,857
Sumitomo Mitsui Financial Group, Inc.:
0.51%, 1/12/2024 (a)	4,300,000	4,282,843
2.78%, 7/12/2022	15,978,000	16,457,660
2.78%, 10/18/2022	9,146,000	9,464,006
3.10%, 1/17/2023	12,060,000	12,621,514
3.75%, 7/19/2023	9,946,000	10,659,128
3.94%, 10/16/2023	7,081,000	7,671,272
Security Description	Principal Amount	Value
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	$9,098,000	$9,891,710
Synchrony Bank:
Series BKNT, 3.00%, 6/15/2022 (a)	3,529,000	3,623,507
Series BKNT, 3.65%, 5/24/2021	3,840,000	3,849,370
Synovus Bank SOFR + 0.95%, 2.29%, 2/10/2023 (c)	8,212,000	8,284,019
Synovus Financial Corp. 3.13%, 11/1/2022	720,000	744,113
Toronto-Dominion Bank:
0.55%, 3/4/2024	13,975,000	13,955,295
Series GMTN, 3.25%, 3/11/2024	6,900,000	7,424,745
Series GMTN, 3.50%, 7/19/2023 (a)	642,000	687,543
Series MTN, 0.25%, 1/6/2023 (a)	7,015,000	7,001,601
Series MTN, 0.45%, 9/11/2023	7,289,000	7,281,711
Series MTN, 0.75%, 6/12/2023	9,785,000	9,848,015
Series MTN, 1.90%, 12/1/2022	7,920,000	8,124,970
Series MTN, 2.65%, 6/12/2024	15,000,000	15,912,450
Truist Bank:
Series BKNT, 1.25%, 3/9/2023 (a)	18,121,000	18,437,574
Series BKNT, 2.45%, 8/1/2022	3,242,000	3,329,437
Series BKNT, 2.75%, 5/1/2023	250,000	261,868
Series BKNT, 2.80%, 5/17/2022	13,603,000	13,954,638
Series BKNT, 3.00%, 2/2/2023	502,000	524,766
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (c)	448,000	478,706
Truist Financial Corp.:
Series MTN, 2.20%, 3/16/2023	6,263,000	6,473,249
Series MTN, 3.05%, 6/20/2022 (a)	15,635,000	16,118,747
Series MTN, 3.75%, 12/6/2023	4,584,000	4,966,626
US Bancorp:
3.38%, 2/5/2024	8,064,000	8,689,847
Series MTN, 2.95%, 7/15/2022	14,069,000	14,514,847
Series MTN, 3.00%, 3/15/2022	7,785,000	7,972,307

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.70%, 1/30/2024	$2,090,000	$2,268,047
US Bank NA:
1.95%, 1/9/2023 (a)	5,040,000	5,176,786
Series BKNT, 2.65%, 5/23/2022 (a)	5,699,000	5,840,905
Series BKNT, 2.85%, 1/23/2023 (a)	2,434,000	2,540,536
Series BKNT, 3.40%, 7/24/2023	5,123,000	5,470,186
Wells Fargo & Co.:
4.13%, 8/15/2023	3,000,000	3,245,340
4.48%, 1/16/2024 (a)	3,035,000	3,344,206
Series M, 3.45%, 2/13/2023	18,245,000	19,218,006
Series MTN, 2.63%, 7/22/2022	59,000	60,742
Series MTN, 3.50%, 3/8/2022	1,674,000	1,723,969
Series MTN, 3.75%, 1/24/2024	30,856,000	33,364,284
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	40,387,000	41,280,764
Wells Fargo Bank NA Series BKNT, 3.55%, 8/14/2023	8,100,000	8,668,377
Westpac Banking Corp.:
2.00%, 1/13/2023	8,954,000	9,215,278
2.50%, 6/28/2022 (a)	4,664,000	4,790,021
2.75%, 1/11/2023	8,663,000	9,027,106
3.30%, 2/26/2024	8,476,000	9,127,465
3.65%, 5/15/2023	4,896,000	5,226,725
		2,570,366,838
BEVERAGES — 1.3%
Beam Suntory, Inc. 3.25%, 5/15/2022	1,043,000	1,067,198
Constellation Brands, Inc.:
2.65%, 11/7/2022 (a)	5,640,000	5,821,213
2.70%, 5/9/2022	4,449,000	4,547,145
3.20%, 2/15/2023	11,194,000	11,712,506
4.25%, 5/1/2023	5,284,000	5,669,204
Diageo Capital PLC:
2.63%, 4/29/2023	869,000	904,898
3.50%, 9/18/2023	200,000	214,258
Diageo Investment Corp.:
2.88%, 5/11/2022	7,937,000	8,168,840
8.00%, 9/15/2022	462,000	512,492
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	6,465,000	6,466,358
3.13%, 12/15/2023	2,643,000	2,805,254
4.06%, 5/25/2023	13,334,000	14,303,515
Molson Coors Brewing Co. 3.50%, 5/1/2022 (a)	3,280,000	3,383,746
PepsiCo, Inc.:
0.40%, 10/7/2023	3,980,000	3,994,169
Security Description	Principal Amount	Value
0.75%, 5/1/2023	$9,755,000	$9,850,014
2.25%, 5/2/2022	3,884,000	3,963,894
2.75%, 3/1/2023	5,347,000	5,598,576
3.10%, 7/17/2022	7,183,000	7,411,778
3.60%, 3/1/2024	3,000,000	3,257,670
		99,652,728
BIOTECHNOLOGY — 1.0%
Amgen, Inc.:
2.25%, 8/19/2023	290,000	300,608
2.65%, 5/11/2022	15,141,000	15,493,180
2.70%, 5/1/2022	4,799,000	4,899,587
3.63%, 5/15/2022	4,019,000	4,133,019
Biogen, Inc. 3.63%, 9/15/2022	7,346,000	7,677,966
Gilead Sciences, Inc.:
0.75%, 9/29/2023	15,717,000	15,734,603
2.50%, 9/1/2023	2,903,000	3,026,435
3.25%, 9/1/2022	9,264,000	9,584,164
Illumina, Inc. 0.55%, 3/23/2023	3,405,000	3,402,378
Royalty Pharma PLC 0.75%, 9/2/2023 (e)	11,857,000	11,841,823
		76,093,763
BUILDING MATERIALS — 0.1%
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	4,867,000	5,256,214
Lennox International, Inc. 3.00%, 11/15/2023	2,000,000	2,108,300
		7,364,514
CHEMICALS — 1.9%
Cabot Corp. 3.70%, 7/15/2022 (a)	2,570,000	2,651,726
Celanese US Holdings LLC:
3.50%, 5/8/2024	4,466,000	4,789,428
4.63%, 11/15/2022	77,000	81,712
5.88%, 6/15/2021	2,377,000	2,400,722
DuPont de Nemours, Inc.:
2.17%, 5/1/2023 (a)	28,805,000	28,939,231
4.21%, 11/15/2023	13,361,000	14,504,301
Eastman Chemical Co.:
3.50%, 12/1/2021	4,688,000	4,782,744
3.60%, 8/15/2022	3,473,000	3,595,736
Ecolab, Inc.:
2.38%, 8/10/2022	3,771,000	3,866,482
3.25%, 1/14/2023 (a)	5,382,000	5,623,060
FMC Corp.:
3.95%, 2/1/2022	1,315,000	1,340,958
4.10%, 2/1/2024	2,400,000	2,591,736
Linde, Inc.:
2.20%, 8/15/2022	2,971,000	3,034,639
2.45%, 2/15/2022	4,515,000	4,575,546
2.70%, 2/21/2023 (a)	634,000	657,775

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
LYB International Finance B.V. 4.00%, 7/15/2023	$17,073,000	$18,359,792
Mosaic Co.:
3.25%, 11/15/2022	11,817,000	12,282,708
3.75%, 11/15/2021	2,446,000	2,474,105
4.25%, 11/15/2023	4,748,000	5,128,077
NewMarket Corp. 4.10%, 12/15/2022	2,380,000	2,513,161
Nutrien, Ltd.:
1.90%, 5/13/2023	5,230,000	5,367,654
3.15%, 10/1/2022	2,685,000	2,769,927
3.63%, 3/15/2024	3,700,000	3,978,351
PPG Industries, Inc. 3.20%, 3/15/2023	1,942,000	2,033,429
RPM International, Inc. 3.45%, 11/15/2022	3,365,000	3,481,698
		141,824,698
COMMERCIAL SERVICES — 0.7%
Block Financial LLC 5.50%, 11/1/2022	3,987,000	4,181,605
Cintas Corp. No. 2 2.90%, 4/1/2022	3,670,000	3,752,722
Equifax, Inc.:
3.30%, 12/15/2022	318,000	330,793
3.95%, 6/15/2023	50,000	53,541
Global Payments, Inc.:
3.75%, 6/1/2023	300,000	318,276
4.00%, 6/1/2023	5,613,000	6,012,084
IHS Markit, Ltd. 4.13%, 8/1/2023	640,000	687,296
J Paul Getty Trust Series 2021, 0.39%, 1/1/2024	100,000	98,701
Moody's Corp.:
2.63%, 1/15/2023	922,000	955,791
4.50%, 9/1/2022	5,353,000	5,607,000
4.88%, 2/15/2024	3,278,000	3,627,566
PayPal Holdings, Inc.:
1.35%, 6/1/2023	5,315,000	5,413,806
2.20%, 9/26/2022	12,705,000	13,042,572
RELX Capital, Inc. 3.50%, 3/16/2023	9,806,000	10,330,621
Verisk Analytics, Inc. 5.80%, 5/1/2021	2,573,000	2,582,880
		56,995,254
COMPUTERS — 3.5%
Apple, Inc.:
0.75%, 5/11/2023	35,085,000	35,481,110
1.70%, 9/11/2022 (a)	12,578,000	12,857,735
2.10%, 9/12/2022	7,505,000	7,703,957
2.30%, 5/11/2022	8,272,000	8,443,727
2.40%, 1/13/2023 (a)	5,402,000	5,596,904
2.40%, 5/3/2023	22,899,000	23,903,579
Security Description	Principal Amount	Value
2.70%, 5/13/2022	$7,986,000	$8,201,702
2.85%, 2/23/2023	10,604,000	11,081,498
3.00%, 2/9/2024	9,063,000	9,676,474
Dell International LLC/EMC Corp. 5.45%, 6/15/2023 (e)	33,817,000	36,957,247
Genpact Luxembourg Sarl 3.70%, 4/1/2022	316,000	324,339
Hewlett Packard Enterprise Co.:
2.25%, 4/1/2023	4,058,000	4,179,780
3.50%, 10/5/2021 (a)	2,186,000	2,214,746
4.40%, 10/15/2022	7,455,000	7,840,498
4.45%, 10/2/2023	17,513,000	19,039,083
HP, Inc. 4.05%, 9/15/2022 (a)	3,620,000	3,800,819
International Business Machines Corp.:
1.88%, 8/1/2022	10,139,500	10,351,517
2.85%, 5/13/2022	23,960,000	24,643,100
2.88%, 11/9/2022	5,330,000	5,546,878
3.38%, 8/1/2023	3,981,000	4,256,127
3.63%, 2/12/2024	9,485,000	10,303,935
Leidos, Inc. 2.95%, 5/15/2023 (e)	10,664,000	11,149,105
		263,553,860
COSMETICS/PERSONAL CARE — 0.4%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	63,000	65,054
Series MTN, 2.10%, 5/1/2023	426,000	441,621
Series MTN, 3.25%, 3/15/2024	1,000,000	1,081,270
Procter & Gamble Co.:
2.15%, 8/11/2022	11,426,000	11,725,476
3.10%, 8/15/2023	880,000	938,344
Unilever Capital Corp.:
0.38%, 9/14/2023	2,170,000	2,176,011
2.20%, 5/5/2022	8,470,000	8,630,676
3.13%, 3/22/2023	695,000	731,522
3.25%, 3/7/2024	2,500,000	2,690,850
		28,480,824
DIVERSIFIED FINANCIAL SERVICES — 5.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.15%, 2/15/2024	4,200,000	4,378,794
3.30%, 1/23/2023 (a)	7,454,000	7,722,717
3.50%, 5/26/2022	895,000	918,816
4.13%, 7/3/2023	3,536,000	3,750,423
4.50%, 9/15/2023	7,375,000	7,932,624
4.63%, 7/1/2022	5,640,000	5,884,212

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 1/16/2024 (a)	$7,000,000	$7,614,250
Affiliated Managers Group, Inc. 4.25%, 2/15/2024	2,100,000	2,303,679
Air Lease Corp.:
2.25%, 1/15/2023 (a)	3,894,000	3,997,697
2.63%, 7/1/2022	3,433,000	3,508,389
2.75%, 1/15/2023	1,294,000	1,334,813
3.00%, 9/15/2023	277,000	289,520
3.50%, 1/15/2022	6,619,000	6,768,722
3.75%, 2/1/2022	2,768,000	2,825,491
3.88%, 7/3/2023	13,125,000	13,956,994
Series MTN, 0.70%, 2/15/2024	2,900,000	2,864,011
Series MTN, 4.25%, 2/1/2024	3,421,000	3,710,519
Aircastle, Ltd.:
5.00%, 4/1/2023	6,871,000	7,325,517
5.50%, 2/15/2022	3,990,000	4,146,528
Ally Financial, Inc.:
1.45%, 10/2/2023	15,989,000	16,226,277
3.05%, 6/5/2023	5,942,000	6,218,362
3.88%, 5/21/2024	5,000,000	5,406,750
4.63%, 5/19/2022	5,903,000	6,166,923
American Express Co.:
2.50%, 8/1/2022	14,304,000	14,688,778
2.65%, 12/2/2022	6,687,000	6,943,714
2.75%, 5/20/2022	13,969,000	14,316,968
3.40%, 2/27/2023	20,992,000	22,108,564
3.40%, 2/22/2024	14,293,000	15,385,414
3.70%, 8/3/2023	4,313,000	4,622,026
Ameriprise Financial, Inc. 4.00%, 10/15/2023	100,000	108,789
BGC Partners, Inc. 5.38%, 7/24/2023	4,117,000	4,474,109
BlackRock, Inc.:
3.38%, 6/1/2022	3,994,000	4,137,385
3.50%, 3/18/2024	3,000,000	3,273,960
Capital One Bank USA NA 3.38%, 2/15/2023	12,628,000	13,259,274
Capital One Financial Corp.:
2.60%, 5/11/2023	25,640,000	26,680,984
3.20%, 1/30/2023	6,220,000	6,511,345
3.50%, 6/15/2023	12,085,000	12,853,848
3.90%, 1/29/2024	3,031,000	3,279,299
Charles Schwab Corp.:
0.75%, 3/18/2024 (a)	9,800,000	9,852,528
2.65%, 1/25/2023	6,317,000	6,570,564
3.55%, 2/1/2024 (a)	3,409,000	3,691,197
CME Group, Inc. 3.00%, 9/15/2022	4,015,000	4,171,384
Discover Financial Services 3.85%, 11/21/2022	3,980,000	4,187,955
Franklin Resources, Inc. 2.80%, 9/15/2022	465,000	481,349
Security Description	Principal Amount	Value
Intercontinental Exchange, Inc.:
0.70%, 6/15/2023	$10,505,000	$10,537,670
2.35%, 9/15/2022	3,708,000	3,803,703
4.00%, 10/15/2023	5,028,000	5,450,452
International Lease Finance Corp. 5.88%, 8/15/2022	6,365,000	6,795,592
Invesco Finance PLC:
3.13%, 11/30/2022	210,000	219,192
4.00%, 1/30/2024	5,427,000	5,929,649
Jefferies Group LLC 5.13%, 1/20/2023	16,786,000	18,110,751
Nasdaq, Inc. 0.45%, 12/21/2022	5,875,000	5,875,999
ORIX Corp.:
2.90%, 7/18/2022	544,000	560,450
4.05%, 1/16/2024	3,600,000	3,917,880
Synchrony Financial 2.85%, 7/25/2022	3,594,000	3,690,607
Visa, Inc.:
2.15%, 9/15/2022	13,487,000	13,842,787
2.80%, 12/14/2022	11,866,000	12,331,622
Western Union Co. 3.60%, 3/15/2022	3,979,000	4,092,760
		402,010,576
ELECTRIC — 5.0%
Alabama Power Co. Series 13-A, 3.55%, 12/1/2023	2,009,000	2,166,727
Ameren Illinois Co. 2.70%, 9/1/2022	729,000	748,355
American Electric Power Co., Inc. Series M, 0.75%, 11/1/2023 (a)	4,350,000	4,351,566
Baltimore Gas & Electric Co. 3.35%, 7/1/2023	50,000	52,816
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	3,990,000	4,149,680
3.75%, 11/15/2023	2,245,000	2,417,214
Black Hills Corp. 4.25%, 11/30/2023	315,000	341,860
CenterPoint Energy, Inc. 2.50%, 9/1/2022	5,305,000	5,446,643
Connecticut Light & Power Co. 2.50%, 1/15/2023	25,000	25,821
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	4,813,000	4,805,107
Consumers Energy Co. 0.35%, 6/1/2023	2,780,000	2,774,857
Delmarva Power & Light Co. 3.50%, 11/15/2023 (a)	2,049,000	2,198,188

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Dominion Energy, Inc.:
4.10%, 4/1/2021 (d)	$3,128,000	$3,128,000
Series B, 2.75%, 9/15/2022	2,235,000	2,293,848
DTE Electric Co.:
3.65%, 3/15/2024	2,100,000	2,258,130
3.90%, 6/1/2021	189,000	189,421
DTE Energy Co.:
2.25%, 11/1/2022	3,440,000	3,531,676
Series B, 2.60%, 6/15/2022	3,611,000	3,697,122
Series B, 3.30%, 6/15/2022	3,011,000	3,094,525
Series D, 3.70%, 8/1/2023	375,000	399,892
Series F, 3.85%, 12/1/2023	2,098,000	2,257,742
Series H, 0.55%, 11/1/2022	11,935,000	11,935,597
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	1,068,000	1,108,210
3.35%, 5/15/2022 (a)	3,673,000	3,795,825
Duke Energy Corp.:
1.80%, 9/1/2021	5,126,000	5,149,631
2.40%, 8/15/2022	8,668,000	8,876,812
3.05%, 8/15/2022	4,398,000	4,523,695
3.95%, 10/15/2023	2,323,000	2,498,503
Duke Energy Ohio, Inc. 3.80%, 9/1/2023	200,000	213,690
Duke Energy Progress LLC 2.80%, 5/15/2022	3,389,000	3,460,101
Edison International:
2.40%, 9/15/2022	5,438,000	5,545,944
2.95%, 3/15/2023	688,000	712,204
3.13%, 11/15/2022	4,586,000	4,745,134
Entergy Corp. 4.00%, 7/15/2022	4,831,000	5,017,235
Entergy Louisiana LLC 0.62%, 11/17/2023	7,270,000	7,276,179
Evergy Metro, Inc. 3.15%, 3/15/2023	500,000	523,235
Eversource Energy:
2.80%, 5/1/2023	83,000	86,403
Series N, 3.80%, 12/1/2023	4,782,000	5,169,342
Exelon Corp. 3.50%, 6/1/2022	10,289,000	10,611,560
Exelon Generation Co. LLC:
3.40%, 3/15/2022	5,348,000	5,481,700
4.25%, 6/15/2022	4,330,000	4,479,168
Georgia Power Co.:
2.85%, 5/15/2022	4,851,000	4,982,705
Series A, 2.10%, 7/30/2023	4,708,000	4,867,272
ITC Holdings Corp. 2.70%, 11/15/2022	4,446,000	4,590,273
Security Description	Principal Amount	Value
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024 (a)	$5,920,000	$5,886,256
2.40%, 4/25/2022	4,068,000	4,145,129
2.95%, 2/7/2024	3,685,000	3,899,430
3.40%, 11/15/2023	2,111,000	2,248,511
Series MTN, 2.30%, 9/15/2022	1,440,000	1,474,978
NextEra Energy Capital Holdings, Inc.:
0.65%, 3/1/2023	10,260,000	10,291,088
1.95%, 9/1/2022	2,254,000	2,302,100
2.80%, 1/15/2023	1,598,000	1,660,386
2.90%, 4/1/2022	11,430,000	11,717,122
Northern States Power Co. 2.60%, 5/15/2023	105,000	108,684
NSTAR Electric Co. 2.38%, 10/15/2022	2,803,000	2,871,870
Oncor Electric Delivery Co. LLC:
4.10%, 6/1/2022	2,429,000	2,508,404
7.00%, 9/1/2022	705,000	768,915
Pacific Gas & Electric Co.:
1.37%, 3/10/2023	9,230,000	9,231,754
1.75%, 6/16/2022	28,158,000	28,196,858
3.75%, 2/15/2024	2,325,000	2,471,638
3.85%, 11/15/2023	2,030,000	2,158,682
PacifiCorp 2.95%, 6/1/2023	200,000	209,042
PECO Energy Co. 1.70%, 9/15/2021	2,818,000	2,832,456
PPL Capital Funding, Inc.:
3.50%, 12/1/2022	3,187,000	3,318,782
3.95%, 3/15/2024	1,100,000	1,189,023
4.20%, 6/15/2022	7,342,000	7,588,618
Progress Energy, Inc. 3.15%, 4/1/2022	3,332,000	3,395,375
PSEG Power LLC:
3.00%, 6/15/2021	1,727,000	1,731,905
3.85%, 6/1/2023	4,732,000	5,053,445
Public Service Co. of Colorado 2.25%, 9/15/2022 (a)	604,000	615,506
Public Service Co. of New Hampshire 3.50%, 11/1/2023	2,040,000	2,183,575
Public Service Electric & Gas Co. Series MTN, 3.25%, 9/1/2023	300,000	319,083
Public Service Enterprise Group, Inc.:
2.65%, 11/15/2022	3,779,000	3,908,469
2.88%, 6/15/2024	10,411,000	11,053,671
Puget Energy, Inc.:
5.63%, 7/15/2022	624,000	655,206
6.00%, 9/1/2021	3,856,000	3,938,248

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Sempra Energy:
2.88%, 10/1/2022	$4,575,000	$4,704,152
2.90%, 2/1/2023	7,284,000	7,579,512
4.05%, 12/1/2023	3,673,000	3,958,466
Southern California Edison Co.:
0.70%, 4/3/2023 (f)	3,850,000	3,847,998
1.10%, 4/1/2024 (f)	3,850,000	3,852,002
3.88%, 6/1/2021	3,260,000	3,269,030
Series B, 2.40%, 2/1/2022 (a)	2,308,000	2,338,558
Series C, 3.50%, 10/1/2023	100,000	106,336
Series D, 3.40%, 6/1/2023	853,000	900,478
Southern Co.:
2.95%, 7/1/2023	25,809,000	27,031,830
Series 21-A, 0.60%, 2/26/2024 (a)	2,500,000	2,485,075
Virginia Electric & Power Co.:
3.45%, 2/15/2024	1,000,000	1,074,270
Series C, 2.75%, 3/15/2023	494,000	513,454
WEC Energy Group, Inc.:
0.55%, 9/15/2023	14,612,000	14,590,666
0.80%, 3/15/2024	4,685,000	4,684,438
Xcel Energy, Inc. 0.50%, 10/15/2023	6,543,000	6,544,374
		383,394,456
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (b)
Emerson Electric Co. 2.63%, 12/1/2021	3,042,000	3,082,185
ELECTRONICS — 0.7%
Agilent Technologies, Inc.:
3.20%, 10/1/2022	210,000	217,468
3.88%, 7/15/2023	565,000	601,951
Arrow Electronics, Inc.:
3.50%, 4/1/2022	2,828,000	2,890,725
4.50%, 3/1/2023	1,854,000	1,967,669
Avnet, Inc.:
3.75%, 12/1/2021	2,619,000	2,665,330
4.88%, 12/1/2022	906,000	962,661
Flex, Ltd. 5.00%, 2/15/2023	310,000	332,931
Honeywell International, Inc.:
0.48%, 8/19/2022	12,315,000	12,323,867
2.15%, 8/8/2022	5,981,000	6,119,460
3.35%, 12/1/2023	2,000,000	2,153,520
Jabil, Inc. 4.70%, 9/15/2022	2,365,000	2,501,862
Roper Technologies, Inc.:
0.45%, 8/15/2022	2,574,000	2,572,970
3.13%, 11/15/2022	5,000	5,181
Security Description	Principal Amount	Value
3.65%, 9/15/2023	$13,515,000	$14,482,539
		49,798,134
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
2.50%, 8/15/2024	10,000,000	10,526,500
4.75%, 5/15/2023	1,754,000	1,894,495
Waste Management, Inc.:
2.40%, 5/15/2023	200,000	207,338
2.90%, 9/15/2022 (a)	9,290,000	9,574,646
		22,202,979
FOOD — 0.9%
Campbell Soup Co.:
2.50%, 8/2/2022	3,511,000	3,607,096
3.65%, 3/15/2023 (a)	3,857,000	4,083,792
Conagra Brands, Inc. 3.20%, 1/25/2023	2,588,000	2,692,167
Flowers Foods, Inc. 4.38%, 4/1/2022	2,761,000	2,840,710
General Mills, Inc.:
2.60%, 10/12/2022	3,770,000	3,888,416
3.65%, 2/15/2024	2,500,000	2,707,275
3.70%, 10/17/2023	5,974,000	6,415,479
Hershey Co. 3.38%, 5/15/2023	443,000	469,633
Kellogg Co. 2.65%, 12/1/2023	2,891,000	3,037,747
Kroger Co.:
2.80%, 8/1/2022	3,771,000	3,881,830
3.40%, 4/15/2022	3,785,000	3,875,575
3.85%, 8/1/2023	941,000	1,007,594
4.00%, 2/1/2024	3,039,000	3,302,086
McCormick & Co., Inc. 2.70%, 8/15/2022	4,357,000	4,483,832
Mondelez International, Inc. 0.63%, 7/1/2022	9,833,000	9,861,811
Sysco Corp. 2.60%, 6/12/2022	3,420,000	3,503,858
Tyson Foods, Inc.:
3.90%, 9/28/2023 (a)	2,382,000	2,568,630
4.50%, 6/15/2022	7,258,000	7,536,272
		69,763,803
FOREST PRODUCTS & PAPER — 0.1%
Georgia-Pacific LLC 8.00%, 1/15/2024	3,646,000	4,379,466
GAS — 0.5%
Atmos Energy Corp. 0.63%, 3/9/2023	3,985,000	3,986,992
CenterPoint Energy Resources Corp.:
0.70%, 3/2/2023	6,092,000	6,091,269
3.55%, 4/1/2023	1,641,000	1,732,978

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Dominion Energy Gas Holdings LLC 3.55%, 11/1/2023	$6,087,000	$6,483,507
ONE Gas, Inc.:
0.85%, 3/11/2023	9,900,000	9,905,643
1.10%, 3/11/2024	11,400,000	11,408,208
3.61%, 2/1/2024	1,000,000	1,068,060
Southern Co. Gas Capital Corp. 2.45%, 10/1/2023	150,000	156,161
		40,832,818
HEALTH CARE PRODUCTS — 0.3%
Boston Scientific Corp. 3.45%, 3/1/2024	4,200,000	4,509,036
DH Europe Finance II Sarl:
2.05%, 11/15/2022	5,941,000	6,089,406
2.20%, 11/15/2024	5,000,000	5,213,950
Stryker Corp. 0.60%, 12/1/2023	4,780,000	4,782,008
Zimmer Biomet Holdings, Inc. 3.38%, 11/30/2021	4,124,000	4,172,539
		24,766,939
HEALTH CARE SERVICES — 1.9%
Aetna, Inc.:
2.75%, 11/15/2022	10,744,000	11,065,998
2.80%, 6/15/2023	7,981,000	8,326,577
Anthem, Inc.:
0.45%, 3/15/2023	7,800,000	7,807,644
2.95%, 12/1/2022	5,267,000	5,474,414
3.13%, 5/15/2022	4,580,000	4,719,965
3.30%, 1/15/2023	8,926,000	9,374,174
3.35%, 12/1/2024	4,945,000	5,350,539
3.50%, 8/15/2024	5,000,000	5,405,050
CommonSpirit Health 2.95%, 11/1/2022	2,959,000	3,066,589
Dignity Health 3.13%, 11/1/2022	497,000	513,227
HCA, Inc.:
4.75%, 5/1/2023	9,769,000	10,542,314
5.00%, 3/15/2024	11,100,000	12,364,179
Humana, Inc.:
2.90%, 12/15/2022	3,598,000	3,729,075
3.15%, 12/1/2022	3,758,000	3,897,159
Laboratory Corp. of America Holdings:
3.75%, 8/23/2022	3,901,000	4,040,266
4.00%, 11/1/2023	3,666,000	3,942,930
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	3,750,000	3,975,938
UnitedHealth Group, Inc.:
2.38%, 10/15/2022	4,125,000	4,257,247
2.75%, 2/15/2023	3,609,000	3,746,611
Security Description	Principal Amount	Value
2.88%, 3/15/2023	$5,448,000	$5,712,773
3.35%, 7/15/2022	13,262,000	13,779,351
3.50%, 6/15/2023	8,479,000	9,046,076
3.50%, 2/15/2024	3,625,000	3,925,839
		144,063,935
HOME BUILDERS — 0.3%
DR Horton, Inc.:
4.38%, 9/15/2022	3,072,000	3,208,090
4.75%, 2/15/2023	1,508,000	1,606,623
Lennar Corp.:
4.50%, 4/30/2024	4,250,000	4,637,472
4.75%, 11/15/2022	4,360,000	4,588,943
4.88%, 12/15/2023	2,000,000	2,184,800
5.88%, 11/15/2024	3,143,000	3,578,243
NVR, Inc. 3.95%, 9/15/2022	3,921,000	4,072,194
		23,876,365
HOME FURNISHINGS — 0.1%
Whirlpool Corp.:
4.00%, 3/1/2024	1,000,000	1,090,550
4.70%, 6/1/2022	3,899,000	4,080,382
		5,170,932
HOUSEHOLD PRODUCTS & WARES — 0.0% (b)
Church & Dwight Co., Inc. 2.45%, 8/1/2022	70,000	71,764
Clorox Co. 3.05%, 9/15/2022	3,302,000	3,406,376
		3,478,140
INSURANCE — 1.2%
Aflac, Inc. 3.63%, 6/15/2023	877,000	939,574
Alleghany Corp. 4.95%, 6/27/2022 (a)	59,000	62,095
Allstate Corp. 3.15%, 6/15/2023	5,077,000	5,379,640
American International Group, Inc.:
4.13%, 2/15/2024	1,015,000	1,111,415
4.88%, 6/1/2022	11,346,000	11,912,846
Aon Corp. 2.20%, 11/15/2022	3,815,000	3,921,248
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	2,000,000	2,176,720
Assurant, Inc. 4.00%, 3/15/2023	225,000	239,346
Berkshire Hathaway Finance Corp. 3.00%, 5/15/2022	4,308,000	4,438,791
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	12,039,000	12,568,355
3.00%, 2/11/2023	4,524,000	4,742,962

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023 (a)	$3,926,000	$4,097,605
2.88%, 11/3/2022 (a)	7,522,000	7,781,659
Equitable Holdings, Inc. 3.90%, 4/20/2023	3,047,000	3,239,906
Lincoln National Corp. 4.20%, 3/15/2022	3,329,000	3,449,543
Loews Corp. 2.63%, 5/15/2023	257,000	266,997
Markel Corp. 4.90%, 7/1/2022	3,562,000	3,749,575
Marsh & McLennan Cos., Inc.:
3.30%, 3/14/2023	733,000	770,478
3.88%, 3/15/2024	5,300,000	5,806,733
MetLife, Inc.:
3.05%, 12/15/2022	4,312,000	4,503,798
Series D, 4.37%, 9/15/2023	229,000	250,281
Primerica, Inc. 4.75%, 7/15/2022	320,000	336,480
Principal Financial Group, Inc. 3.13%, 5/15/2023	1,179,000	1,244,151
Prudential Financial, Inc. Series MTN, 4.50%, 11/16/2021	3,787,000	3,881,940
Unum Group 4.00%, 3/15/2024	1,600,000	1,738,928
W R Berkley Corp. 4.63%, 3/15/2022	2,588,000	2,691,365
		91,302,431
INTERNET — 0.9%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	400,000	417,104
3.13%, 11/28/2021 (a)	8,385,000	8,495,514
Alphabet, Inc. 3.38%, 2/25/2024	3,530,000	3,824,226
Amazon.com, Inc.:
0.40%, 6/3/2023 (a)	7,147,000	7,168,441
2.40%, 2/22/2023	5,207,000	5,404,658
2.50%, 11/29/2022	7,433,000	7,667,511
Baidu, Inc.:
2.88%, 7/6/2022	935,000	957,842
3.50%, 11/28/2022	4,937,000	5,141,589
3.88%, 9/29/2023 (a)	5,637,000	6,024,431
Booking Holdings, Inc. 2.75%, 3/15/2023	4,256,000	4,436,965
E*TRADE Financial Corp. 2.95%, 8/24/2022	4,962,000	5,122,719
eBay, Inc. 2.75%, 1/30/2023	6,823,000	7,102,470
Expedia Group, Inc. 3.60%, 12/15/2023 (e)	4,310,000	4,576,574
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	3,963,000	4,049,671
		70,389,715
Security Description	Principal Amount	Value
INVESTMENT COMPANY SECURITY — 0.4%
Ares Capital Corp.:
3.50%, 2/10/2023	$3,004,000	$3,131,400
3.63%, 1/19/2022 (a)	7,516,000	7,670,980
Blackstone Secured Lending Fund 3.65%, 7/14/2023 (e)	7,575,000	7,904,512
FS KKR Capital Corp. 4.75%, 5/15/2022	4,068,000	4,205,376
Golub Capital BDC, Inc. 3.38%, 4/15/2024	6,000,000	6,205,320
		29,117,588
IRON/STEEL — 0.1%
Nucor Corp. 4.13%, 9/15/2022	5,352,000	5,582,618
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	392,000	418,068
		6,000,686
LODGING — 0.1%
Hyatt Hotels Corp. 3.38%, 7/15/2023	2,075,000	2,169,475
Marriott International, Inc. Series Z, 4.15%, 12/1/2023	2,408,000	2,588,431
		4,757,906
MACHINERY, CONSTRUCTION & MINING — 1.2%
ABB Finance USA, Inc. 2.88%, 5/8/2022	12,473,000	12,821,246
Caterpillar Financial Services Corp.:
0.25%, 3/1/2023	10,540,000	10,526,298
0.65%, 7/7/2023	6,439,000	6,473,449
Series MTN, 0.45%, 9/14/2023 (a)	15,391,000	15,399,927
Series MTN, 0.95%, 5/13/2022	10,654,000	10,735,503
Series MTN, 1.90%, 9/6/2022	8,483,000	8,677,600
Series MTN, 1.95%, 11/18/2022	5,094,000	5,230,468
Series MTN, 2.40%, 6/6/2022 (a)	6,444,000	6,601,813
Series MTN, 2.55%, 11/29/2022	4,257,000	4,413,232
Series MTN, 2.63%, 3/1/2023	398,000	415,154
Series MTN, 2.85%, 6/1/2022 (a)	3,025,000	3,115,175
Series MTN, 3.45%, 5/15/2023	543,000	578,143

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.65%, 12/7/2023 (a)	$2,414,000	$2,621,532
		87,609,540
MACHINERY-DIVERSIFIED — 1.3%
CNH Industrial Capital LLC:
1.95%, 7/2/2023	4,086,000	4,196,976
4.20%, 1/15/2024	3,753,000	4,088,706
4.38%, 4/5/2022	1,670,000	1,731,172
4.88%, 4/1/2021	3,230,000	3,230,000
CNH Industrial NV 4.50%, 8/15/2023	6,723,000	7,287,934
Crane Co. 4.45%, 12/15/2023	2,000,000	2,175,640
Deere & Co. 2.60%, 6/8/2022	4,444,000	4,539,368
Flowserve Corp. 4.00%, 11/15/2023	2,003,000	2,119,995
John Deere Capital Corp.:
2.80%, 1/27/2023	3,280,000	3,430,158
3.65%, 10/12/2023	2,337,000	2,524,755
Series MTN, 0.25%, 1/17/2023 (a)	6,663,000	6,662,400
Series MTN, 0.40%, 10/10/2023 (a)	10,884,000	10,897,279
Series MTN, 0.45%, 1/17/2024 (a)	7,000,000	6,996,710
Series MTN, 0.55%, 7/5/2022	3,970,000	3,984,014
Series MTN, 0.70%, 7/5/2023	4,464,000	4,497,034
Series MTN, 1.20%, 4/6/2023	4,118,000	4,185,988
Series MTN, 1.95%, 6/13/2022	5,999,000	6,117,060
Series MTN, 2.15%, 9/8/2022	2,576,000	2,645,346
Series MTN, 2.60%, 3/7/2024	1,000,000	1,058,890
Series MTN, 2.70%, 1/6/2023	3,743,000	3,899,457
Series MTN, 2.80%, 3/6/2023 (a)	6,849,000	7,174,465
Series MTN, 3.45%, 1/10/2024	3,120,000	3,371,690
Westinghouse Air Brake Technologies Corp. 4.40%, 3/15/2024	3,300,000	3,588,585
		100,403,622
MEDIA — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.46%, 7/23/2022	18,529,000	19,318,336
Security Description	Principal Amount	Value
Class USD, 4.50%, 2/1/2024	$9,532,000	$10,429,533
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	9,241,000	10,607,929
Comcast Corp.:
3.00%, 2/1/2024 (a)	7,017,000	7,494,226
3.60%, 3/1/2024	1,900,000	2,066,459
Discovery Communications LLC:
2.95%, 3/20/2023	7,390,000	7,719,151
3.80%, 3/13/2024	10,900,000	11,751,072
Fox Corp. 4.03%, 1/25/2024	9,262,000	10,059,180
Thomson Reuters Corp. 4.30%, 11/23/2023	2,455,000	2,663,307
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	1,165,000	1,335,509
TWDC Enterprises 18 Corp. Series MTN, 2.35%, 12/1/2022	8,907,000	9,197,368
Walt Disney Co.:
1.65%, 9/1/2022	4,826,000	4,914,798
3.00%, 9/15/2022	5,989,000	6,220,475
		103,777,343
METAL FABRICATE & HARDWARE — 0.0% (b)
Precision Castparts Corp. 2.50%, 1/15/2023	2,809,000	2,901,219
MINING — 0.1%
Kinross Gold Corp. 5.95%, 3/15/2024	2,500,000	2,812,300
Newmont Corp. 3.63%, 6/9/2021	2,629,000	2,629,946
Southern Copper Corp. 3.50%, 11/8/2022	5,000	5,225
		5,447,471
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
1.75%, 2/14/2023 (a)	3,039,000	3,119,260
Series MTN, 2.00%, 6/26/2022	2,511,000	2,565,614
Series MTN, 2.25%, 3/15/2023	5,862,000	6,077,253
Series MTN, 3.25%, 2/14/2024 (a)	3,974,000	4,277,693
Carlisle Cos., Inc. 3.75%, 11/15/2022	55,000	57,346
Eaton Corp. 2.75%, 11/2/2022	11,068,000	11,483,714
General Electric Co.:
2.70%, 10/9/2022	3,814,000	3,945,926

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 3/11/2024	$2,300,000	$2,474,869
Illinois Tool Works, Inc. 3.50%, 3/1/2024	1,600,000	1,729,344
Trane Technologies Global Holding Co. Ltd. 4.25%, 6/15/2023	340,000	367,054
		36,098,073
OIL & GAS — 5.1%
BP Capital Markets America, Inc.:
2.52%, 9/19/2022	3,912,000	4,025,604
2.75%, 5/10/2023	5,778,000	6,058,695
2.94%, 4/6/2023	17,137,000	18,002,419
3.22%, 4/14/2024	7,000,000	7,511,490
3.25%, 5/6/2022	10,978,000	11,329,406
3.79%, 2/6/2024	8,301,000	9,006,751
BP Capital Markets PLC:
2.50%, 11/6/2022	3,459,000	3,575,949
2.75%, 5/10/2023	615,000	643,505
3.25%, 5/6/2022	519,000	534,554
3.81%, 2/10/2024	7,293,000	7,948,422
3.99%, 9/26/2023	9,005,000	9,785,914
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	9,068,000	9,412,947
3.45%, 11/15/2021	4,652,000	4,701,916
Cenovus Energy, Inc. 3.00%, 8/15/2022	1,386,000	1,417,753
Chevron Corp.:
1.14%, 5/11/2023	24,335,000	24,758,429
2.36%, 12/5/2022	12,245,000	12,608,799
2.57%, 5/16/2023	3,079,000	3,213,121
2.90%, 3/3/2024	2,600,000	2,770,690
3.19%, 6/24/2023	4,824,000	5,094,144
Chevron USA, Inc.:
0.33%, 8/12/2022 (a)	7,508,000	7,513,030
0.43%, 8/11/2023 (a)	3,619,000	3,625,695
Diamondback Energy, Inc. 0.90%, 3/24/2023	4,000,000	4,002,360
EOG Resources, Inc. 2.63%, 3/15/2023	9,581,000	9,945,653
Exxon Mobil Corp.:
1.57%, 4/15/2023	35,631,000	36,504,672
1.90%, 8/16/2022	4,611,000	4,714,056
2.73%, 3/1/2023	7,579,000	7,891,937
3.18%, 3/15/2024	9,154,000	9,810,800
HollyFrontier Corp. 2.63%, 10/1/2023	4,906,000	5,054,357
Husky Energy, Inc. 3.95%, 4/15/2022	4,764,000	4,874,001
Marathon Oil Corp. 2.80%, 11/1/2022	4,224,000	4,356,803
Marathon Petroleum Corp.:
4.50%, 5/1/2023	22,718,000	24,371,416
4.75%, 12/15/2023	2,010,000	2,209,915
Security Description	Principal Amount	Value
Phillips 66:
0.90%, 2/15/2024	$3,968,000	$3,969,468
3.70%, 4/6/2023	8,223,000	8,717,942
4.30%, 4/1/2022	7,008,000	7,271,221
Pioneer Natural Resources Co. 0.75%, 1/15/2024	5,579,000	5,567,563
Shell International Finance B.V.:
0.38%, 9/15/2023	19,757,000	19,741,590
2.25%, 1/6/2023	4,832,000	4,995,950
2.38%, 8/21/2022	5,273,000	5,423,913
3.40%, 8/12/2023	2,025,000	2,167,601
3.50%, 11/13/2023	11,164,000	12,021,172
Suncor Energy, Inc.:
2.80%, 5/15/2023	7,155,000	7,475,973
9.25%, 10/15/2021	1,534,000	1,600,683
Total Capital Canada, Ltd. 2.75%, 7/15/2023	6,101,000	6,420,753
Total Capital International SA:
2.70%, 1/25/2023	9,538,000	9,954,143
3.70%, 1/15/2024	5,172,000	5,623,360
Valero Energy Corp.:
1.20%, 3/15/2024	8,300,000	8,327,805
2.70%, 4/15/2023	13,749,000	14,275,724
		390,830,064
OIL & GAS SERVICES — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 2.77%, 12/15/2022	18,576,000	19,269,814
Halliburton Co. 3.50%, 8/1/2023	4,650,000	4,931,557
Schlumberger Investment SA 3.65%, 12/1/2023	8,864,000	9,512,579
		33,713,950
PACKAGING & CONTAINERS — 0.1%
Berry Global, Inc. 0.95%, 2/15/2024 (e)	3,482,000	3,465,043
Packaging Corp. of America 4.50%, 11/1/2023	3,004,000	3,273,579
WestRock RKT LLC 4.00%, 3/1/2023	846,000	891,760
		7,630,382
PHARMACEUTICALS — 6.5%
AbbVie, Inc.:
2.30%, 11/21/2022	50,874,000	52,327,470
2.85%, 5/14/2023	3,641,000	3,799,602
2.90%, 11/6/2022	26,595,000	27,588,057
3.20%, 11/6/2022	4,761,000	4,939,823
3.25%, 10/1/2022	8,566,000	8,854,160

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 11/14/2023	$3,536,000	$3,809,616
AmerisourceBergen Corp. 0.74%, 3/15/2023	8,590,000	8,597,559
AstraZeneca PLC:
2.38%, 6/12/2022	8,731,000	8,921,336
3.50%, 8/17/2023	8,379,000	8,934,863
Becton Dickinson and Co. 2.89%, 6/6/2022	11,873,000	12,181,935
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	18,310,000	18,316,775
2.00%, 8/1/2022	495,000	506,108
2.60%, 5/16/2022	20,964,000	21,504,871
2.75%, 2/15/2023	1,093,000	1,140,065
3.25%, 8/15/2022	7,173,000	7,457,481
3.25%, 2/20/2023	2,652,000	2,786,828
3.25%, 11/1/2023	2,000,000	2,141,700
3.55%, 8/15/2022	8,926,000	9,313,567
Cardinal Health, Inc.:
2.62%, 6/15/2022	8,025,000	8,214,791
3.08%, 6/15/2024	7,000,000	7,446,460
3.20%, 3/15/2023	878,000	921,988
Cigna Corp.:
0.61%, 3/15/2024	3,800,000	3,785,978
3.00%, 7/15/2023	5,051,000	5,308,954
3.05%, 11/30/2022 (a)	2,727,000	2,831,499
3.75%, 7/15/2023	12,151,000	12,987,475
CVS Health Corp.:
2.75%, 12/1/2022	6,354,000	6,558,853
3.50%, 7/20/2022	21,313,000	22,066,841
3.70%, 3/9/2023 (a)	8,301,000	8,804,871
4.00%, 12/5/2023 (a)	2,364,000	2,553,924
4.75%, 12/1/2022	8,803,000	9,319,912
Eli Lilly & Co. 2.35%, 5/15/2022	6,533,000	6,683,259
Evernorth Health, Inc. 3.90%, 2/15/2022	2,103,000	2,166,006
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	17,422,000	17,454,231
2.85%, 5/8/2022	11,623,000	11,941,819
2.88%, 6/1/2022	19,299,000	19,833,389
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	4,524,000	4,737,759
3.38%, 5/15/2023 (a)	6,198,000	6,585,437
Johnson & Johnson:
2.05%, 3/1/2023 (a)	545,000	561,410
2.45%, 12/5/2021	1,108,000	1,124,697
3.38%, 12/5/2023	2,267,000	2,450,582
McKesson Corp.:
2.70%, 12/15/2022	1,013,000	1,043,977
2.85%, 3/15/2023	1,473,000	1,528,591
3.80%, 3/15/2024	4,000,000	4,341,120
Merck & Co., Inc.:
2.40%, 9/15/2022	7,610,000	7,800,859
2.80%, 5/18/2023	9,128,000	9,610,871
2.90%, 3/7/2024	5,400,000	5,775,462
Security Description	Principal Amount	Value
Mylan, Inc. 4.20%, 11/29/2023	$13,000,000	$14,036,230
Novartis Capital Corp.:
2.40%, 5/17/2022	4,656,000	4,756,895
2.40%, 9/21/2022	13,753,000	14,194,196
Pfizer, Inc.:
2.95%, 3/15/2024	4,800,000	5,158,128
3.00%, 6/15/2023	4,866,000	5,143,849
3.20%, 9/15/2023	2,075,000	2,214,585
Sanofi 3.38%, 6/19/2023	784,000	835,854
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	19,162,000	20,149,418
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023 (a)	13,582,000	14,847,571
Viatris, Inc. 1.13%, 6/22/2022 (e)	6,209,000	6,244,640
Wyeth LLC 6.45%, 2/1/2024	3,452,000	4,016,436
Zoetis, Inc. 3.25%, 2/1/2023	8,573,000	8,935,981
		498,096,614
PIPELINES — 2.6%
Enbridge, Inc.:
2.90%, 7/15/2022	3,956,000	4,067,480
4.00%, 10/1/2023	8,401,000	9,008,224
Energy Transfer Operating L.P.:
3.60%, 2/1/2023	4,094,000	4,264,597
4.25%, 3/15/2023	13,092,000	13,814,417
4.50%, 4/15/2024	10,000,000	10,897,700
4.90%, 2/1/2024	2,175,000	2,372,621
5.88%, 1/15/2024	5,250,000	5,847,660
Series 5Y, 4.20%, 9/15/2023	875,000	937,414
Energy Transfer Partners L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	2,832,000	3,049,611
5.00%, 10/1/2022	170,000	178,631
Enterprise Products Operating LLC:
3.35%, 3/15/2023	6,540,000	6,858,433
3.50%, 2/1/2022 (a)	8,082,000	8,287,444
3.90%, 2/15/2024	2,827,000	3,058,927
Kinder Morgan Energy Partners L.P.:
3.45%, 2/15/2023	3,600,000	3,766,788
3.50%, 9/1/2023	300,000	318,378
3.95%, 9/1/2022	1,503,000	1,563,841
4.15%, 2/1/2024	3,100,000	3,365,515
5.00%, 10/1/2021	3,892,000	3,933,528
Kinder Morgan, Inc.:
3.15%, 1/15/2023	15,003,000	15,659,381

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 11/15/2023 (e)	$6,896,000	$7,661,525
MPLX L.P.:
3.38%, 3/15/2023	8,843,000	9,283,028
3.50%, 12/1/2022	800,000	835,768
4.50%, 7/15/2023	636,000	684,819
ONEOK Partners L.P. 3.38%, 10/1/2022	13,779,000	14,234,396
ONEOK, Inc. 4.25%, 2/1/2022	3,595,000	3,674,593
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023 (a)	7,034,000	7,221,245
3.65%, 6/1/2022	2,975,000	3,046,192
Sabine Pass Liquefaction LLC:
5.63%, 4/15/2023	732,000	794,059
6.25%, 3/15/2022	8,573,000	8,901,860
Spectra Energy Partners L.P. 4.75%, 3/15/2024	4,100,000	4,520,127
Sunoco Logistics Partners Operations L.P.:
3.45%, 1/15/2023 (a)	2,422,000	2,514,569
4.65%, 2/15/2022	3,606,000	3,729,902
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	4,710,000	4,843,717
3.75%, 10/16/2023	984,000	1,052,742
Williams Cos., Inc.:
3.35%, 8/15/2022	1,665,000	1,714,833
3.60%, 3/15/2022	9,443,000	9,668,593
3.70%, 1/15/2023	6,629,000	6,935,923
4.00%, 11/15/2021	3,601,000	3,645,941
4.30%, 3/4/2024	1,700,000	1,855,176
4.50%, 11/15/2023	2,559,000	2,788,875
		200,858,473
REAL ESTATE INVESTMENT TRUSTS — 2.0%
American Campus Communities Operating Partnership L.P. 3.75%, 4/15/2023	494,000	522,158
American Tower Corp.:
0.60%, 1/15/2024 (a)	7,300,000	7,283,429
3.00%, 6/15/2023	2,901,000	3,053,883
3.50%, 1/31/2023	22,213,000	23,384,736
5.00%, 2/15/2024	4,700,000	5,244,260
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	1,051,000	1,082,257
Series GMTN, 4.20%, 12/15/2023	3,005,000	3,275,330
Boston Properties L.P.:
3.80%, 2/1/2024	3,400,000	3,664,214
3.85%, 2/1/2023	8,401,000	8,827,015
Security Description	Principal Amount	Value
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	$3,446,000	$3,670,093
Crown Castle International Corp. 3.15%, 7/15/2023	5,497,000	5,805,821
CubeSmart L.P. 4.38%, 12/15/2023	2,005,000	2,181,941
ERP Operating L.P. 4.63%, 12/15/2021	4,063,000	4,139,547
Essex Portfolio L.P. 3.25%, 5/1/2023 (a)	7,627,000	7,985,927
Federal Realty Investment Trust 3.95%, 1/15/2024	3,725,000	4,025,198
GLP Capital L.P./GLP Financing II, Inc. 5.38%, 11/1/2023	2,000,000	2,187,000
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	7,450,000	7,895,659
Series D, 3.75%, 10/15/2023 (a)	3,267,000	3,447,567
Kimco Realty Corp.:
2.70%, 3/1/2024	1,000,000	1,050,460
3.13%, 6/1/2023	1,398,000	1,465,146
3.40%, 11/1/2022 (a)	1,602,000	1,668,579
Office Properties Income Trust 4.00%, 7/15/2022	405,000	415,056
Piedmont Operating Partnership L.P. 3.40%, 6/1/2023	8,865,000	9,219,511
Public Storage 2.37%, 9/15/2022	3,559,000	3,655,983
Rayonier, Inc. 3.75%, 4/1/2022	100,000	102,381
Realty Income Corp. 4.65%, 8/1/2023	5,145,000	5,581,913
Simon Property Group L.P.:
2.63%, 6/15/2022	4,906,000	5,006,426
2.75%, 2/1/2023	4,297,000	4,449,887
2.75%, 6/1/2023	188,000	196,027
3.75%, 2/1/2024 (a)	3,796,000	4,090,494
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	6,212,000	6,430,911
SL Green Realty Corp. 4.50%, 12/1/2022 (a)	211,000	221,755
Ventas Realty L.P. 3.13%, 6/15/2023	68,000	71,168
VEREIT Operating Partnership L.P. 4.60%, 2/6/2024	2,895,000	3,167,998
Welltower, Inc.:
4.50%, 1/15/2024	2,800,000	3,063,480
REIT, 3.63%, 3/15/2024	4,800,000	5,177,904
		152,711,114

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
RETAIL — 1.7%
AutoZone, Inc.:
2.88%, 1/15/2023	$950,000	$984,780
3.13%, 7/15/2023	17,000	17,894
Costco Wholesale Corp. 2.30%, 5/18/2022 (a)	3,898,000	3,979,429
Dollar General Corp. 3.25%, 4/15/2023	7,107,000	7,480,899
Dollar Tree, Inc. 3.70%, 5/15/2023	8,796,000	9,342,847
Home Depot, Inc.:
2.63%, 6/1/2022	5,298,000	5,428,437
2.70%, 4/1/2023	610,000	634,967
3.25%, 3/1/2022	5,467,000	5,619,967
3.75%, 2/15/2024	6,100,000	6,610,936
Kohl's Corp. 3.25%, 2/1/2023	1,150,000	1,194,942
Lowe's Cos., Inc. 3.75%, 4/15/2021 (a)	3,241,000	3,244,111
McDonald's Corp. Series MTN, 3.35%, 4/1/2023	5,924,000	6,241,408
O'Reilly Automotive, Inc.:
3.80%, 9/1/2022	288,000	298,815
4.63%, 9/15/2021	2,859,000	2,881,901
Starbucks Corp.:
1.30%, 5/7/2022	5,859,000	5,919,172
2.70%, 6/15/2022	4,916,000	5,033,935
3.10%, 3/1/2023	6,292,000	6,598,546
3.85%, 10/1/2023	1,917,000	2,062,807
TJX Cos., Inc.:
2.50%, 5/15/2023	4,306,000	4,475,269
2.75%, 6/15/2021	3,383,000	3,385,571
Walgreen Co. 3.10%, 9/15/2022	7,596,000	7,886,319
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	4,624,000	4,681,985
Walmart, Inc.:
2.35%, 12/15/2022	9,509,000	9,828,407
2.55%, 4/11/2023 (a)	12,800,000	13,319,040
3.13%, 6/23/2021	10,522,000	10,589,867
3.40%, 6/26/2023	3,511,000	3,742,831
		131,485,082
SAVINGS & LOANS — 0.1%
People's United Financial, Inc. 3.65%, 12/6/2022	4,616,000	4,813,473
SEMICONDUCTORS — 1.4%
Altera Corp. 4.10%, 11/15/2023	2,191,000	2,397,611
Analog Devices, Inc.:
2.50%, 12/5/2021	3,528,000	3,572,453
3.13%, 12/5/2023	2,100,000	2,235,177
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.63%, 1/15/2024	7,530,000	8,072,235
Security Description	Principal Amount	Value
Intel Corp.:
2.35%, 5/11/2022	$8,854,000	$9,040,023
2.70%, 12/15/2022 (a)	8,665,000	9,019,918
3.10%, 7/29/2022	3,719,000	3,854,855
Marvell Technology Group, Ltd. 4.20%, 6/22/2023	650,000	696,443
Microchip Technology, Inc.:
0.97%, 2/15/2024 (e)	10,000,000	9,986,800
3.92%, 6/1/2021	4,764,000	4,789,535
4.33%, 6/1/2023	832,000	892,345
Micron Technology, Inc.:
2.50%, 4/24/2023	15,415,000	15,996,608
4.64%, 2/6/2024	3,606,000	3,965,410
NXP B.V./NXP Funding LLC 4.88%, 3/1/2024 (e)	4,600,000	5,112,440
QUALCOMM, Inc.:
2.60%, 1/30/2023	5,113,000	5,313,276
3.00%, 5/20/2022	16,688,000	17,201,490
Texas Instruments, Inc.:
1.85%, 5/15/2022	2,974,000	3,024,737
2.25%, 5/1/2023 (a)	1,865,000	1,928,503
		107,099,859
SOFTWARE — 2.5%
Adobe, Inc. 1.70%, 2/1/2023	10,827,000	11,103,413
Autodesk, Inc. 3.60%, 12/15/2022	1,090,000	1,136,892
Fidelity National Information Services, Inc.:
0.38%, 3/1/2023	5,158,000	5,142,990
0.60%, 3/1/2024	3,330,000	3,312,085
Fiserv, Inc.:
3.50%, 10/1/2022	4,524,000	4,693,469
3.80%, 10/1/2023	9,445,000	10,164,331
Intuit, Inc. 0.65%, 7/15/2023	4,905,000	4,930,065
Microsoft Corp.:
2.00%, 8/8/2023	10,861,000	11,274,913
2.13%, 11/15/2022 (a)	3,533,000	3,639,803
2.38%, 5/1/2023 (a)	4,175,000	4,332,857
2.40%, 2/6/2022	10,857,000	11,036,032
2.65%, 11/3/2022	8,589,000	8,878,363
2.88%, 2/6/2024	10,850,000	11,571,199
3.63%, 12/15/2023	4,992,000	5,396,552
Oracle Corp.:
1.90%, 9/15/2021	23,076,000	23,208,918
2.40%, 9/15/2023	2,072,000	2,154,569
2.50%, 5/15/2022	17,003,000	17,335,069
2.50%, 10/15/2022	17,831,000	18,395,529
2.63%, 2/15/2023	6,557,000	6,799,281
3.63%, 7/15/2023	4,872,000	5,204,465
salesforce.com, Inc. 3.25%, 4/11/2023	12,894,000	13,620,319

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
VMware, Inc. 2.95%, 8/21/2022	$10,410,000	$10,743,224
		194,074,338
TELECOMMUNICATIONS — 2.0%
America Movil SAB de CV 3.13%, 7/16/2022	6,657,000	6,872,487
AT&T, Inc.:
0.90%, 3/25/2024	20,000,000	20,044,800
2.63%, 12/1/2022	4,111,000	4,238,071
3.00%, 6/30/2022	17,754,000	18,232,825
3.90%, 3/11/2024	1,600,000	1,733,200
4.05%, 12/15/2023	2,032,000	2,219,289
Bell Canada Series US-3, 0.75%, 3/17/2024	12,275,000	12,258,306
British Telecommunications PLC 4.50%, 12/4/2023	8,005,000	8,769,157
Cisco Systems, Inc.:
2.20%, 9/20/2023 (a)	3,931,000	4,109,900
2.60%, 2/28/2023	604,000	631,790
3.00%, 6/15/2022	4,789,000	4,947,995
3.63%, 3/4/2024	2,500,000	2,730,975
Corning, Inc. 2.90%, 5/15/2022	3,065,000	3,133,472
Rogers Communications, Inc.:
3.00%, 3/15/2023	1,107,000	1,151,834
4.10%, 10/1/2023	4,078,000	4,387,072
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	8,375,000	8,660,923
Telefonica Emisiones SA 4.57%, 4/27/2023	5,082,000	5,484,342
Verizon Communications, Inc.:
0.75%, 3/22/2024	10,471,000	10,485,031
2.45%, 11/1/2022	3,522,000	3,617,270
4.15%, 3/15/2024	1,000,000	1,089,650
5.15%, 9/15/2023	22,084,000	24,512,577
		149,310,966
TEXTILES — 0.0% (b)
Mohawk Industries, Inc. 3.85%, 2/1/2023 (a)	2,293,000	2,411,823
TOYS/GAMES/HOBBIES — 0.0% (b)
Hasbro, Inc. 2.60%, 11/19/2022	995,000	1,025,755
TRANSPORTATION — 1.7%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	2,559,000	2,671,033
3.05%, 9/1/2022	5,843,000	6,025,477
3.45%, 9/15/2021	5,326,000	5,359,501
3.85%, 9/1/2023	14,029,000	15,080,894
Security Description	Principal Amount	Value
Canadian Pacific Railway Co. 4.45%, 3/15/2023	$81,000	$86,162
FedEx Corp.:
2.63%, 8/1/2022	3,791,000	3,903,024
4.00%, 1/15/2024	4,967,000	5,419,345
JB Hunt Transport Services, Inc. 3.30%, 8/15/2022	259,000	267,430
Norfolk Southern Corp.:
2.90%, 2/15/2023	3,510,000	3,649,452
3.00%, 4/1/2022	1,939,000	1,976,772
3.25%, 12/1/2021	4,405,000	4,457,331
3.85%, 1/15/2024	2,900,000	3,131,159
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2022	594,000	609,492
Series MTN, 2.80%, 3/1/2022	2,112,000	2,153,712
Series MTN, 2.88%, 6/1/2022	3,978,000	4,079,877
Series MTN, 3.40%, 3/1/2023	4,931,000	5,175,035
Series MTN, 3.45%, 11/15/2021	2,980,000	3,027,501
Series MTN, 3.65%, 3/18/2024	3,400,000	3,670,572
Series MTN, 3.88%, 12/1/2023	10,678,000	11,548,898
Union Pacific Corp.:
2.75%, 4/15/2023 (a)	625,000	650,444
2.95%, 1/15/2023	457,000	474,562
3.15%, 3/1/2024	2,600,000	2,781,012
3.50%, 6/8/2023	935,000	993,307
3.65%, 2/15/2024	2,200,000	2,371,908
3.75%, 3/15/2024	1,500,000	1,620,480
4.16%, 7/15/2022	17,870,000	18,559,246
United Parcel Service, Inc.:
2.35%, 5/16/2022	7,349,000	7,506,783
2.45%, 10/1/2022 (a)	7,291,000	7,520,885
2.50%, 4/1/2023	6,052,000	6,305,458
		131,076,752
TRUCKING & LEASING — 0.0% (b)
GATX Corp. 4.35%, 2/15/2024	1,797,000	1,968,685
TOTAL CORPORATE BONDS & NOTES (Cost $7,488,632,054)		7,542,126,041
Shares
SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (g) (h)	202,128,365	202,128,365

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	143,075,620	$143,075,620
TOTAL SHORT-TERM INVESTMENTS (Cost $345,203,985)		345,203,985
TOTAL INVESTMENTS — 103.4% (Cost $7,833,844,610)		7,887,330,026
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(256,201,342)
NET ASSETS — 100.0%		$7,631,128,684
(a)	All or a portion of the shares of the security are on loan at March 31, 2021.
(b)	Amount is less than 0.05% of net assets.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2021. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$7,542,126,041	$—	$7,542,126,041
Short-Term Investments	345,203,985	—	—	345,203,985
TOTAL INVESTMENTS	$345,203,985	$7,542,126,041	$—	$7,887,330,026
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$9,359,111	$9,359,111	$—	$—	—	$—	$27
State Street Institutional U.S. Government Money Market Fund, Class G Shares	133,086,797	133,086,797	1,543,080,966	1,474,039,398	—	—	202,128,365	202,128,365	22,306
State Street Navigator Securities Lending Portfolio II	166,487,328	166,487,328	576,098,115	599,509,823	—	—	143,075,620	143,075,620	257,687
Total		$299,574,125	$2,128,538,192	$2,082,908,332	$—	$—		$345,203,985	$280,020
See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Bonds:
6.25%, 8/15/2023	$7,021,900	$8,021,424
7.13%, 2/15/2023	7,446,600	8,410,004
7.25%, 8/15/2022	3,506,900	3,847,590
7.63%, 11/15/2022 (a)	3,037,800	3,404,353
Treasury Notes:
0.13%, 4/30/2022	14,401,900	14,408,651
0.13%, 5/31/2022	38,587,800	38,599,859
0.13%, 6/30/2022	38,102,700	38,110,142
0.13%, 7/31/2022	45,552,500	45,557,838
0.13%, 8/31/2022	43,956,300	43,956,300
0.13%, 9/30/2022	43,441,700	43,438,306
0.13%, 10/31/2022	50,198,200	50,192,317
0.13%, 11/30/2022	32,935,400	32,927,681
0.13%, 12/31/2022	47,251,500	47,231,197
0.13%, 1/31/2023	37,965,800	37,946,521
0.13%, 2/28/2023	45,717,800	45,689,226
0.13%, 3/31/2023	13,500,000	13,491,035
0.13%, 5/15/2023	38,217,100	38,169,329
0.13%, 7/15/2023	43,193,300	43,112,313
0.13%, 8/15/2023	44,909,200	44,807,453
0.13%, 9/15/2023	42,106,900	41,991,764
0.13%, 10/15/2023	46,185,700	46,037,762
0.13%, 12/15/2023	52,092,900	51,864,994
0.13%, 1/15/2024	48,041,300	47,793,587
0.13%, 2/15/2024 (a)	54,740,800	54,445,713
0.25%, 4/15/2023	37,415,800	37,471,339
0.25%, 6/15/2023	39,059,800	39,105,573
0.25%, 11/15/2023	49,142,300	49,119,265
0.25%, 3/15/2024	55,000,000	54,853,906
0.50%, 3/15/2023	34,571,900	34,796,077
1.25%, 7/31/2023	27,936,500	28,610,905
1.38%, 10/15/2022	30,778,500	31,364,013
1.38%, 2/15/2023	32,420,400	33,159,990
1.38%, 6/30/2023	27,809,300	28,539,294
1.38%, 8/31/2023	25,570,800	26,283,986
1.38%, 9/30/2023	29,166,500	29,998,201
1.50%, 8/15/2022	34,067,100	34,713,843
1.50%, 9/15/2022	42,815,400	43,668,363
1.50%, 1/15/2023	29,413,800	30,121,570
1.50%, 2/28/2023	23,455,500	24,051,966
1.50%, 3/31/2023	23,991,400	24,627,734
1.63%, 8/15/2022	17,185,600	17,540,053
1.63%, 8/31/2022	36,685,500	37,462,201
1.63%, 11/15/2022	56,713,400	58,075,851
1.63%, 12/15/2022	39,033,400	40,016,859
1.63%, 4/30/2023 (a)	26,581,000	27,376,353
1.63%, 5/31/2023	23,123,200	23,834,961
1.63%, 10/31/2023	23,919,800	24,764,468
1.75%, 4/30/2022	22,789,600	23,198,210
1.75%, 5/15/2022	28,167,300	28,684,434
1.75%, 5/31/2022	31,545,500	32,149,301
1.75%, 6/15/2022 (a)	41,105,100	41,917,568
Security Description	Principal Amount	Value
1.75%, 6/30/2022	$32,191,700	$32,849,366
1.75%, 7/15/2022	30,996,100	31,649,924
1.75%, 9/30/2022	22,879,300	23,433,408
1.75%, 1/31/2023	20,657,600	21,258,768
1.75%, 5/15/2023	46,618,900	48,155,867
1.88%, 4/30/2022	25,207,500	25,692,941
1.88%, 5/31/2022	27,769,100	28,341,838
1.88%, 7/31/2022	24,554,300	25,130,751
1.88%, 8/31/2022	18,203,800	18,653,917
1.88%, 9/30/2022	22,901,700	23,500,186
1.88%, 10/31/2022	26,399,600	27,123,527
2.00%, 7/31/2022	28,158,000	28,865,250
2.00%, 10/31/2022	27,184,300	27,982,839
2.00%, 11/30/2022	54,945,000	56,640,569
2.00%, 2/15/2023	50,556,100	52,291,991
2.13%, 5/15/2022	31,175,100	31,883,847
2.13%, 6/30/2022	26,593,900	27,260,825
2.13%, 12/31/2022	53,300,800	55,135,097
2.13%, 11/30/2023	26,273,300	27,568,492
2.13%, 2/29/2024	25,130,800	26,434,460
2.13%, 3/31/2024	45,000,000	47,373,047
2.25%, 4/15/2022	7,942,600	8,120,998
2.25%, 12/31/2023	24,710,000	26,030,441
2.25%, 1/31/2024	25,224,900	26,604,387
2.38%, 1/31/2023	33,016,000	34,355,985
2.38%, 2/29/2024	25,130,800	26,617,051
2.50%, 3/31/2023	26,866,500	28,120,620
2.50%, 8/15/2023	43,421,900	45,772,789
2.50%, 1/31/2024	29,866,500	31,705,156
2.63%, 2/28/2023	24,395,200	25,539,678
2.63%, 6/30/2023	26,537,900	27,985,045
2.63%, 12/31/2023	24,892,500	26,481,342
2.75%, 4/30/2023	29,455,600	31,022,730
2.75%, 5/31/2023	26,470,000	27,932,054
2.75%, 7/31/2023	26,436,000	27,995,311
2.75%, 8/31/2023	20,545,400	21,794,175
2.75%, 11/15/2023	54,507,800	58,050,807
2.75%, 2/15/2024	46,131,300	49,338,867
2.88%, 9/30/2023	27,931,100	29,764,078
2.88%, 10/31/2023	26,067,000	27,820,413
2.88%, 11/30/2023	24,801,700	26,512,630
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,042,089,612)		3,043,753,110
Shares
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (b) (c)	687,059	687,059

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (e)	53,598,496	$53,598,496
TOTAL SHORT-TERM INVESTMENTS (Cost $54,285,555)		54,285,555
TOTAL INVESTMENTS — 101.5% (Cost $3,096,375,112)		3,098,038,665
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(44,423,835)
NET ASSETS — 100.0%		$3,053,614,830

(a)	All or a portion of the shares of the security are on loan at March 31, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$3,043,753,110	$—	$3,043,753,110
Short-Term Investments	54,285,555	—	—	54,285,555
TOTAL INVESTMENTS	$54,285,555	$3,043,753,110	$—	$3,098,038,665
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,379,258	$2,379,258	$110,893,525	$112,585,724	$—	$—	687,059	$687,059	$1,381
State Street Navigator Securities Lending Portfolio II	276,433,451	276,433,451	1,193,159,869	1,415,994,824	—	—	53,598,496	53,598,496	79,001
Total		$278,812,709	$1,304,053,394	$1,528,580,548	$—	$—		$54,285,555	$80,382
See accompanying notes to schedule of investments.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Inflation Protected Indexed Bonds:
0.13%, 2/15/2051	$12,292,960	$12,441,652
0.25%, 2/15/2050	24,753,072	25,978,121
0.63%, 2/15/2043	38,023,445	43,095,698
0.75%, 2/15/2042	42,515,593	49,322,694
0.75%, 2/15/2045	40,585,271	47,150,082
0.88%, 2/15/2047	30,275,594	36,573,703
1.00%, 2/15/2046 (a)	31,545,553	38,782,361
1.00%, 2/15/2048	29,561,498	36,892,944
1.00%, 2/15/2049	22,620,753	28,425,873
1.38%, 2/15/2044 (a)	40,610,886	53,208,701
1.75%, 1/15/2028	27,043,907	32,559,400
2.00%, 1/15/2026	40,557,189	47,952,945
2.13%, 2/15/2040	25,586,289	36,816,559
2.13%, 2/15/2041	40,188,971	58,342,850
2.38%, 1/15/2025	59,327,850	69,541,875
2.38%, 1/15/2027	30,827,461	37,789,053
2.50%, 1/15/2029	26,096,625	33,424,848
3.38%, 4/15/2032	11,177,802	16,306,091
3.63%, 4/15/2028	36,642,686	49,378,996
3.88%, 4/15/2029 (a)	41,718,388	58,628,962
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2022	54,176,486	55,687,651
0.13%, 7/15/2022	68,631,268	71,373,766
0.13%, 1/15/2023	72,492,037	76,038,745
0.13%, 7/15/2024	67,204,029	72,713,828
0.13%, 10/15/2024	57,170,522	61,896,868
0.13%, 4/15/2025	52,437,721	56,804,908
0.13%, 10/15/2025	61,331,123	66,856,958
0.13%, 7/15/2026	64,005,078	70,005,858
0.13%, 1/15/2030	62,208,664	67,385,284
0.13%, 7/15/2030	68,359,882	74,273,943
0.13%, 1/15/2031 (a)	37,419,329	40,342,602
0.25%, 1/15/2025	64,008,261	69,583,066
0.25%, 7/15/2029	58,131,594	64,050,825
0.38%, 7/15/2023	68,067,308	72,866,798
0.38%, 7/15/2025	69,360,683	76,456,367
0.38%, 1/15/2027	63,904,797	70,548,159
Security Description	Principal Amount	Value
0.38%, 7/15/2027	$58,166,480	$64,578,266
0.50%, 4/15/2024	52,772,738	57,240,190
0.50%, 1/15/2028	59,838,315	66,696,940
0.63%, 4/15/2023	73,289,980	77,964,612
0.63%, 1/15/2024	70,144,761	76,094,073
0.63%, 1/15/2026	70,741,764	78,730,630
0.75%, 7/15/2028	55,861,099	63,748,250
0.88%, 1/15/2029	53,722,673	61,663,787
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,308,320,478)		2,426,215,782
	Shares
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (b) (c)	4,544,384	4,544,384
State Street Navigator Securities Lending Portfolio II (d) (e)	35,780,768	35,780,768
TOTAL SHORT-TERM INVESTMENTS (Cost $40,325,152)		40,325,152
TOTAL INVESTMENTS — 101.1% (Cost $2,348,645,630)		2,466,540,934
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(27,295,611)
NET ASSETS — 100.0%		$2,439,245,323
(a)	All or a portion of the shares of the security are on loan at March 31, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$2,426,215,782	$—	$2,426,215,782
Short-Term Investments	40,325,152	—	—	40,325,152
TOTAL INVESTMENTS	$40,325,152	$2,426,215,782	$—	$2,466,540,934
See accompanying notes to schedule of investments.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$136,082,343	$131,537,959	$—	$—	4,544,384	$4,544,384	$473
State Street Navigator Securities Lending Portfolio II	483,423,801	483,423,801	731,806,183	1,179,449,216	—	—	35,780,768	35,780,768	149,267
Total		$483,423,801	$867,888,526	$1,310,987,175	$—	$—		$40,325,152	$149,740
See accompanying notes to schedule of investments.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of March 31, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2021 are disclosed in the Schedules of Investments.
Subsequent Events
Effective May 1, 2021, the SPDR Wells Fargo Preferred Stock ETF was renamed as the SPDR ICE Preferred Securities ETF.
Other information regarding the Fund's is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.